UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:       811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: August 31
Date of reporting period: November 30, 2017

Item 1. Schedule of Investments.

John Hancock

Alternative Asset Allocation Fund

Quarterly portfolio holdings 11/30/17

Fund’s investments
As of 11-30-17 (unaudited)
	Shares	Value
Affiliated investment companies (A) 87.1%		$637,867,339
(Cost $624,089,207)
Absolute return strategies 22.6%		165,238,967
Absolute Return Currency, Class NAV (First Quadrant) (B)	6,666,075	67,660,660
Global Absolute Return Strategies, Class NAV (Standard Life) (B)	9,337,637	97,578,307
Alternative investment approaches 46.7%		342,066,555
Redwood, Class NAV (Boston Partners) (B)	7,632,347	82,658,317
Seaport, Class NAV (Wellington)	4,788,724	58,039,331
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	8,456,684	82,029,834
Strategic Income Opportunities, Class NAV (JHAM) (C)(D)	8,305,229	90,360,888
Technical Opportunities, Class NAV (Wellington)	2,006,800	28,978,185
Alternative markets 13.6%		99,954,521
Enduring Assets, Class NAV (Wellington)	2,570,174	31,536,031
Global Income, Class NAV (Stone Harbor)	3,105,146	29,498,889
Global Real Estate, Class NAV (Deutsche)	1,180,473	11,663,073
Natural Resources, Class NAV (Jennison)	378,059	4,495,122
Real Return Bond, Class NAV (PIMCO)	2,050,577	22,761,406
Other affiliated investments 4.2%		30,607,296

Touchstone Merger Arbitrage Fund, Class I (E)	2,745,049	30,607,296
Unaffiliated investment companies 11.4%		$83,352,700
(Cost $76,571,615)
Absolute return strategies 5.6%		40,888,190
The Arbitrage Fund, Class I	3,033,249	40,888,190
Alternative markets 5.8%		42,464,510
Energy Select Sector SPDR Fund	53,680	3,709,288
Financial Select Sector SPDR Fund	246,897	6,794,605
iShares U.S. Oil & Gas Exploration & Production ETF	18,079	1,106,435
PowerShares DB Commodity Index Tracking Fund (B)	559,039	9,034,070
PowerShares DB Energy Fund (B)	282,705	3,972,005
PowerShares DB Gold Fund (B)	188,093	7,623,409
VanEck Vectors Gold Miners ETF	56,287	1,264,769
Vanguard Information Technology ETF	21,492	3,546,395
Vanguard REIT ETF	64,149	5,413,534

	Yield (%)	Shares	Value
Short-term investments 1.4%			$10,151,579
(Cost $10,151,579)
Money market funds 1.4%			10,151,579
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.2810(F)	10,151,579	10,151,579

Total investments (Cost $710,812,401) 99.9%	$731,371,618
Other assets and liabilities, net 0.1%	738,089
Total net assets 100.0%	$732,109,707

The percentage shown for each investment is the total value of the category as a percentage of net assets of the fund.
Security Abbreviations and Legend
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	Non-income producing.
(C)	The subadvisor is an affiliate of the advisor.
(D)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
2	JOHN HANCOCK Alternative Asset Allocation Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

(E)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Note's to fund's investments.
(F)	The rate shown is the annualized seven-day yield as of 11-30-17.

Affiliated Underlying Funds' Subadvisors
Boston Partners Global Investors, Inc.	(Boston Partners)
Deutsche Asset Management, Inc.	(Deutsche)
First Quadrant LP	(First Quadrant)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(JHAM)
Pacific Investment Management Company LLC	(PIMCO)
Standard Life Investment, (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
Wellington Management Company LLP	(Wellington)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	3

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	66	Short	Dec 2017	$(8,202,997)	$(8,738,070)	$(535,073)
						$(535,073)
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	130,084	EUR	108,838	Standard Chartered Bank	12/20/2017	$400	—
						$400	—

Derivatives currency abbreviations
EUR	Euro
USD	U.S. Dollar
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
4	JOHN HANCOCK Alternative Asset Allocation Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in underlying affiliated funds and/or other open-end management investment companies, other than exchange-traded funds (ETFs) are valued at their respective NAVs each business day. ETFs held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2017, all investments are categorized as Level 1 under the hierarchy described above, except for forward foreign currency contracts, which are categorized as Level 2.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

During the period ended November 30, 2017, the fund used futures contracts to manage against anticipated changes in securities markets.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended November 30, 2017, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and to manage currency exposure.

       5

Investment in affiliated underlying funds. The fund invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund's investment may represent a significant portion of each underlying funds' net assets.

Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund from its investments in affiliated underlying funds is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Absolute Return Currency	6,693,122	309,151	(336,198)	6,666,075	—	—	($53,644)	$4,350,516	$67,660,660
Enduring Assets	2,530,440	87,089	(47,355)	2,570,174	$238,648	—	52,700	(292,002)	31,536,031
Global Absolute Return Strategies	9,345,070	79,605	(87,038)	9,337,637	—	—	(70,028)	1,006,093	97,578,307
Global Income	3,091,756	66,859	(53,469)	3,105,146	400,905	—	(32,654)	(181,749)	29,498,889
Global Real Estate	1,194,848	36,069	(50,444)	1,180,473	—	—	10,719	221,005	11,663,073
Natural Resources	406,313	16,818	(45,072)	378,059	—	—	23,023	314,728	4,495,122
Real Return Bond	2,039,545	27,463	(16,431)	2,050,577	93,311	—	(3,257)	(158,024)	22,761,406
Redwood	7,709,344	63,436	(140,433)	7,632,347	—	—	(106,972)	951,084	82,658,317
Seaport	4,796,638	31,772	(39,686)	4,788,724	—	—	64,833	511,425	58,039,331
Short Duration Credit Opportunities	8,465,142	110,983	(119,441)	8,456,684	747,766	—	(64,258)	(188,037)	82,029,834
Strategic Income Opportunities	8,298,123	128,359	(121,253)	8,305,229	689,400	—	(6,998)	(404,039)	90,360,888
Technical Opportunities	2,137,937	23,226	(154,363)	2,006,800	—	—	(59,073)	1,760,561	28,978,185
					$2,170,030	—	($245,609)	$7,891,561	$607,260,043

Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the period ended November 30, 2017, is set forth below:

					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Touchstone Merger Arbitrage Fund	2,759,657	—	(14,608)	2,745,049	—	—	$6,720	($171,422)	$30,607,296

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	345Q1	11/17
This report is for the information of the shareholders of John Hancock Alternative Asset Allocation Fund.		1/18

John Hancock

Blue Chip Growth Fund

Quarterly portfolio holdings 11/30/17

Fund’s investments
As of 11-30-17 (unaudited)
	Shares	Value
Common stocks 99.5%		$2,714,516,350
(Cost $1,135,217,841)
Consumer discretionary 20.5%		558,117,122
Auto components 0.2%
Delphi Automotive PLC	58,200	6,091,794
Automobiles 0.8%
Ferrari NV (A)	67,580	7,339,188
Tesla, Inc. (A)(B)	47,600	14,701,260
Hotels, restaurants and leisure 3.5%
Hilton Worldwide Holdings, Inc.	114,011	8,842,693
Marriott International, Inc., Class A	220,685	28,026,995
McDonald's Corp.	80,600	13,860,782
MGM Resorts International	5,100	174,012
Norwegian Cruise Line Holdings, Ltd. (B)	34,900	1,890,184
Royal Caribbean Cruises, Ltd.	120,300	14,902,764
Starbucks Corp.	12,100	699,622
Yum! Brands, Inc.	304,098	25,383,060
Internet and direct marketing retail 13.8%
Amazon.com, Inc. (B)	207,711	244,423,919
Ctrip.com International, Ltd., ADR (B)	176,200	8,119,296
Netflix, Inc. (B)	133,500	25,041,930
The Priceline Group, Inc. (B)	56,575	98,424,093
Multiline retail 0.4%
Dollar General Corp.	126,100	11,106,888
Specialty retail 1.8%
Lowe's Companies, Inc.	7,000	583,590
O'Reilly Automotive, Inc. (B)	1,856	438,406
Ross Stores, Inc.	261,100	19,851,433
The Home Depot, Inc.	153,500	27,602,370
Textiles, apparel and luxury goods 0.0%
Tapestry, Inc.	14,700	612,843
Consumer staples 0.6%		17,426,626
Beverages 0.3%
Constellation Brands, Inc., Class A	26,100	5,679,099
Monster Beverage Corp. (B)	29,100	1,823,697
Food and staples retailing 0.0%
Costco Wholesale Corp.	3,500	645,505
Tobacco 0.3%
Philip Morris International, Inc.	90,300	9,278,325
Financials 8.7%		237,802,540
Banks 1.0%
Citigroup, Inc.	78,700	5,941,850
First Republic Bank	49,695	4,747,860
JPMorgan Chase & Co.	171,300	17,904,276
Capital markets 6.5%
Ameriprise Financial, Inc.	23,589	3,850,432
Intercontinental Exchange, Inc.	405,990	29,007,986
Morgan Stanley	1,195,300	61,689,433
S&P Global, Inc.	45,300	7,496,244
State Street Corp.	237,129	22,610,250
2	JOHN HANCOCK Blue Chip Growth Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
TD Ameritrade Holding Corp.	761,100	$38,945,487
The Bank of New York Mellon Corp.	40,200	2,200,548
The Charles Schwab Corp.	209,000	10,197,110
Consumer finance 0.0%
American Express Company	2,700	263,817
Insurance 1.2%
Chubb, Ltd.	13,300	2,023,063
Marsh & McLennan Companies, Inc.	65,000	5,455,450
The Progressive Corp.	81,300	4,323,534
Willis Towers Watson PLC	131,500	21,145,200
Health care 16.9%		462,055,824
Biotechnology 3.5%
Alexion Pharmaceuticals, Inc. (B)	226,834	24,908,642
Biogen, Inc. (B)	67,000	21,585,390
Celgene Corp. (B)	64,108	6,464,010
Incyte Corp. (B)	17,800	1,762,022
Regeneron Pharmaceuticals, Inc. (B)	1,200	434,232
Shire PLC, ADR	1,995	296,756
Vertex Pharmaceuticals, Inc. (B)	272,000	39,246,880
Health care equipment and supplies 5.9%
Becton, Dickinson and Company	196,551	44,854,904
Danaher Corp.	374,174	35,307,059
Intuitive Surgical, Inc. (B)	102,400	40,937,472
Stryker Corp.	263,021	41,031,276
Health care providers and services 6.2%
Aetna, Inc.	139,560	25,145,921
Anthem, Inc.	61,300	14,403,048
Cigna Corp.	153,800	32,564,074
Humana, Inc.	68,700	17,921,082
UnitedHealth Group, Inc.	346,100	78,969,637
Life sciences tools and services 1.1%
Agilent Technologies, Inc.	20,000	1,384,800
Illumina, Inc. (B)	6,244	1,436,307
Thermo Fisher Scientific, Inc.	149,028	28,726,637
Pharmaceuticals 0.2%
Allergan PLC	1,073	186,520
Merck & Company, Inc.	5,100	281,877
Zoetis, Inc.	58,200	4,207,278
Industrials 8.2%		224,123,220
Aerospace and defense 3.0%
Northrop Grumman Corp.	21,300	6,547,620
Raytheon Company	1,600	305,840
Textron, Inc.	5,200	289,692
The Boeing Company	271,100	75,040,480
Air freight and logistics 0.0%
FedEx Corp.	2,800	648,088
Airlines 2.4%
Alaska Air Group, Inc.	185,300	12,817,201
American Airlines Group, Inc.	845,000	42,664,050
Delta Air Lines, Inc.	129,600	6,858,432
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Blue Chip Growth Fund	3

	Shares	Value
Industrials (continued)
Airlines (continued)
United Continental Holdings, Inc. (B)	24,600	$1,557,672
Commercial services and supplies 0.1%
Cintas Corp.	23,100	3,636,864
Industrial conglomerates 1.4%
Honeywell International, Inc.	140,400	21,896,784
Roper Technologies, Inc.	60,700	16,219,647
Machinery 1.0%
Fortive Corp.	236,337	17,642,557
Stanley Black & Decker, Inc.	61,900	10,500,097
Professional services 0.0%
IHS Markit, Ltd. (B)	8,147	363,519
Road and rail 0.3%
Canadian Pacific Railway, Ltd.	23,900	4,186,802
CSX Corp.	49,700	2,770,775
Union Pacific Corp.	1,400	177,100
Information technology 42.3%		1,152,641,829
Communications equipment 0.2%
Harris Corp.	41,900	6,054,550
Internet software and services 17.5%
Alibaba Group Holding, Ltd., ADR (B)	579,744	102,661,068
Alphabet, Inc., Class A (B)	49,484	51,273,836
Alphabet, Inc., Class C (B)	114,129	116,572,502
Facebook, Inc., Class A (B)	812,465	143,952,549
Tencent Holdings, Ltd.	1,223,300	62,634,343
IT services 9.7%
Fidelity National Information Services, Inc.	135,900	12,819,447
Fiserv, Inc. (B)	181,400	23,845,030
FleetCor Technologies, Inc. (B)	38,800	7,056,556
Global Payments, Inc.	184,200	18,523,152
Mastercard, Inc., Class A	477,700	71,879,519
PayPal Holdings, Inc. (B)	499,600	37,834,708
Vantiv, Inc., Class A (A)(B)	73,481	5,511,075
Visa, Inc., Class A	782,000	88,045,380
Semiconductors and semiconductor equipment 1.9%
Analog Devices, Inc.	1,700	146,387
ASML Holding NV (A)	15,300	2,685,456
Broadcom, Ltd.	102,901	28,600,026
Lam Research Corp.	17,000	3,269,610
Microchip Technology, Inc.	91,600	7,968,284
Xilinx, Inc.	114,100	7,931,091
Software 10.8%
Activision Blizzard, Inc.	73,500	4,586,400
Electronic Arts, Inc. (B)	135,700	14,431,695
Intuit, Inc.	167,900	26,397,238
Microsoft Corp.	1,443,700	121,516,229
Red Hat, Inc. (B)	165,903	21,029,864
salesforce.com, Inc. (B)	451,700	47,121,344
ServiceNow, Inc. (B)	309,800	38,105,400
Symantec Corp.	141,500	4,099,255
VMware, Inc., Class A (A)(B)	41,500	4,984,565
4	JOHN HANCOCK Blue Chip Growth Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Information technology (continued)
Software (continued)
Workday, Inc., Class A (B)	119,400	$12,298,200
Technology hardware, storage and peripherals 2.2%
Apple, Inc.	342,200	58,807,070
Materials 0.6%		16,629,171
Chemicals 0.6%
DowDuPont, Inc.	28,320	2,037,907
The Sherwin-Williams Company	33,200	13,260,744
Containers and packaging 0.0%
Ball Corp.	33,338	1,330,520
Real estate 1.5%		40,892,046
Equity real estate investment trusts 1.5%
American Tower Corp.	214,158	30,823,761
Equinix, Inc.	18,058	8,387,760
SBA Communications Corp. (B)	9,900	1,680,525
Utilities 0.2%		4,827,972
Electric utilities 0.1%
NextEra Energy, Inc.	18,300	2,892,132
Multi-utilities 0.1%
Sempra Energy	16,000	1,935,840

	Yield (%)	Shares	Value
Securities lending collateral 0.6%			$17,283,537
(Cost $17,284,249)
John Hancock Collateral Trust (C)	1.2290(D)	1,727,524	17,283,537
Short-term investments 0.4%			$10,680,716
(Cost $10,680,716)
Money market funds 0.4%			10,680,716
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.9925(D)	2,405,854	2,405,854
T. Rowe Price Government Money Fund	1.1216(D)	8,274,862	8,274,862

Total investments (Cost $1,163,182,806) 100.5%	$2,742,480,603
Other assets and liabilities, net (0.5%)	(14,572,692)
Total net assets 100.0%	$2,727,907,911

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	A portion of this security is on loan as of 11-30-17. The value of securities on loan amounted to $16,946,696.
(B)	Non-income producing security.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 11-30-17.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Blue Chip Growth Fund	5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2017, by major security category or type:

	Total value at 11-30-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Consumer discretionary	$558,117,122	$558,117,122	—	—
Consumer staples	17,426,626	17,426,626	—	—
Financials	237,802,540	237,802,540	—	—
Health care	462,055,824	462,055,824	—	—
Industrials	224,123,220	224,123,220	—	—
Information technology	1,152,641,829	1,090,007,486	$62,634,343	—
Materials	16,629,171	16,629,171	—	—
Real estate	40,892,046	40,892,046	—	—
Utilities	4,827,972	4,827,972	—	—
Securities lending collateral	17,283,537	17,283,537	—	—
Short-term investments	10,680,716	10,680,716	—	—
Total investments in securities	$2,742,480,603	$2,679,846,260	$62,634,343	—

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	457Q1	11/17
This report is for the information of the shareholders of John Hancock Blue Chip Growth Fund.		1/18

John Hancock

Emerging Markets Fund

Quarterly portfolio holdings 11/30/17

Fund’s investments
As of 11-30-17 (unaudited)
	Shares	Value
Common stocks 97.8%		$1,119,168,390
(Cost $807,203,355)
Australia 0.0%		349,250
MMG, Ltd. (A)(B)	760,000	349,250
Brazil 5.5%		63,360,612
AES Tiete Energia SA	179,990	720,475
AES Tiete Energia SA	83	66
Aliansce Shopping Centers SA (A)	30,957	161,081
Alupar Investimento SA	49,150	260,067
Ambev SA	79,500	499,162
Ambev SA, ADR	623,359	3,858,592
Arezzo Industria e Comercio SA	11,491	162,217
B2W Cia Digital (A)	55,762	293,090
B3 SA - Brasil Bolsa Balcao	216,288	1,535,539
Banco Alfa de Investimento SA	10,300	17,391
Banco Bradesco SA	132,242	1,225,847
Banco do Brasil SA	89,761	819,695
Banco Santander Brasil SA	45,800	404,263
BB Seguridade Participacoes SA	69,536	571,165
BR Malls Participacoes SA	246,888	910,732
BR Properties SA	43,824	147,227
Brasil Brokers Participacoes SA (A)	142,608	42,656
BrasilAgro - Co Brasileira de Propriedades Agricolas	11,916	43,845
Braskem SA, ADR (A)(B)	30,344	847,811
BRF SA (A)	46,153	542,320
CCR SA	304,555	1,471,506
Centrais Eletricas Brasileiras SA (A)	22,200	126,760
Cia Brasileira de Distribuicao, ADR (A)	12,124	257,877
Cia de Locacao das Americas	12,000	57,209
Cia de Saneamento Basico do Estado de Sao Paulo	95,592	954,173
Cia de Saneamento de Minas Gerais-COPASA	24,635	307,503
Cia Energetica de Minas Gerais	24,004	47,884
Cia Energetica de Minas Gerais, ADR	9,376	19,127
Cia Hering	32,935	255,506
Cia Paranaense de Energia	8,800	53,093
Cia Paranaense de Energia, ADR (B)	7,367	51,348
Cia Siderurgica Nacional SA (A)	27,520	61,806
Cia Siderurgica Nacional SA, ADR (A)(B)	229,187	508,795
Cielo SA	241,920	1,691,291
Construtora Tenda SA (A)	18,633	96,493
Cosan Logistica SA (A)	129,284	355,434
Cosan SA Industria e Comercio	37,209	406,885
CPFL Energia SA	26,342	168,915
CSU Cardsystem SA	4,121	12,028
CVC Brasil Operadora e Agencia de Viagens SA	25,088	344,328
Cyrela Brazil Realty SA Empreendimentos e Participacoes	134,095	498,869
Cyrela Commercial Properties SA Empreendimentos e Participacoes	2,100	5,067
Dimed SA Distribuidora da Medicamentos	300	41,748
Direcional Engenharia SA (A)	42,025	72,027
Duratex SA	101,038	272,412
EcoRodovias Infraestrutura e Logistica SA	87,516	321,229
EDP - Energias do Brasil SA	113,567	478,405
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	42,848	209,708
2	JOHN HANCOCK Emerging Markets Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Brazil (continued)
Embraer SA	153,568	$734,733
Embraer SA, ADR	17,026	325,878
Energisa SA	49,900	385,539
Engie Brasil Energia SA	46,535	503,314
Equatorial Energia SA	58,937	1,150,659
Estacio Participacoes SA	222,730	2,082,139
Eternit SA (A)	61,398	18,185
Even Construtora e Incorporadora SA (A)	83,357	126,298
Ez Tec Empreendimentos e Participacoes SA	23,648	156,983
Fibria Celulose SA, ADR	64,137	890,863
Fleury SA	26,504	212,421
Fras-Le SA	8,100	13,090
GAEC Educacao SA	9,500	74,752
Gafisa SA (A)	9,152	53,230
Gerdau SA	47,328	137,987
Gerdau SA, ADR	163,895	544,131
Gol Linhas Aereas Inteligentes SA, ADR (A)	4,265	36,380
Grendene SA	18,601	147,426
Guararapes Confeccoes SA	2,394	106,989
Helbor Empreendimentos SA (A)	94,448	57,437
Hypermarcas SA	48,232	483,841
Iguatemi Empresa de Shopping Centers SA	12,400	145,400
International Meal Company Alimentacao SA (A)	59,100	152,723
Iochpe Maxion SA	42,121	273,848
Itau Unibanco Holding SA	68,334	774,340
JBS SA	243,339	587,569
JHSF Participacoes SA (A)	31,500	18,183
JSL SA (A)	53,800	131,583
Kepler Weber SA (A)	9,500	52,972
Klabin SA	92,518	504,736
Kroton Educacional SA	203,713	1,124,732
Light SA (A)	32,703	160,766
Linx SA	19,800	125,822
Localiza Rent a Car SA	135,423	827,214
Lojas Americanas SA	26,080	96,464
Lojas Renner SA	214,051	2,216,055
M Dias Branco SA	21,187	302,817
Magazine Luiza SA	9,703	168,262
Magnesita Refratarios SA	15,110	237,102
Mahle-Metal Leve SA	11,890	82,019
Marcopolo SA (A)	30,100	26,455
Marfrig Global Foods SA (A)	80,783	169,020
Marisa Lojas SA (A)	27,589	59,796
Mills Estruturas e Servicos de Engenharia SA (A)	50,117	67,720
Minerva SA	17,365	57,597
MRV Engenharia e Participacoes SA	144,704	590,253
Multiplan Empreendimentos Imobiliarios SA	11,804	250,490
Multiplus SA	20,597	219,356
Natura Cosmeticos SA	67,535	601,211
Odontoprev SA	111,309	518,763
Petro Rio SA (A)	2,000	39,157
Petroleo Brasileiro SA (A)	323,458	1,575,384
Petroleo Brasileiro SA, ADR (A)	63,594	596,512
Porto Seguro SA	38,084	416,704
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Emerging Markets Fund	3

	Shares	Value
Brazil (continued)
Portobello SA	50,300	$84,361
Profarma Distribuidora de Produtos Farmaceuticos SA (A)	10,300	24,422
Prumo Logistica SA (A)	12,200	41,003
QGEP Participacoes SA	38,800	99,528
Qualicorp SA	119,657	1,120,037
Raia Drogasil SA	56,376	1,513,669
Restoque Comercio e Confeccoes de Roupas SA (A)	17,837	216,791
Rodobens Negocios Imobiliarios SA (A)	40,800	67,192
Rumo SA (A)	123,125	489,311
Santos Brasil Participacoes SA (A)	99,540	101,866
Sao Carlos Empreendimentos e Participacoes SA	7,700	88,764
Sao Martinho SA	64,916	339,126
Ser Educacional SA (C)	17,648	158,995
SLC Agricola SA	22,726	154,500
Smiles Fidelidade SA	25,000	572,790
Sonae Sierra Brasil SA	8,200	60,101
Springs Global Participacoes SA (A)	7,759	25,584
Sul America SA	107,859	589,479
Suzano Papel e Celulose SA	149,853	801,578
T4F Entretenimento SA	11,900	26,590
Technos SA	18,685	22,824
Tecnisa SA (A)	52,976	31,856
Tegma Gestao Logistica SA	5,300	31,170
Terra Santa Agro SA (A)	2,000	8,135
TIM Participacoes SA	190,700	686,914
TOTVS SA	29,401	271,766
TPI - Triunfo Participacoes e Investimentos SA (A)	33,690	34,301
Transmissora Alianca de Energia Eletrica SA	133,111	865,923
Tupy SA	26,722	151,023
Ultrapar Participacoes SA	75,393	1,615,117
Ultrapar Participacoes SA, ADR	9,433	201,772
Usinas Siderurgicas de Minas Gerais SA (A)	58,944	196,187
Vale SA	771,378	8,280,411
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	22,693	116,817
Via Varejo SA (A)	45,264	301,734
WEG SA	35,440	247,513
Wiz Solucoes e Corretagem de Seguros SA	28,613	97,495
Chile 1.4%		15,611,313
AES Gener SA	817,407	249,521
Aguas Andinas SA, Class A	953,618	547,757
Banco de Chile	645,476	90,754
Banco de Chile, ADR (B)	3,747	310,851
Banco de Credito e Inversiones	8,100	484,797
Banco Santander Chile	5,301,396	363,746
Banmedica SA	63,574	191,321
Besalco SA	201,756	164,998
CAP SA	39,718	370,947
Cementos BIO BIO SA	2,795	3,517
Cencosud SA	184,514	451,830
Cia Cervecerias Unidas SA	47,823	609,489
Cia Sud Americana de Vapores SA (A)	7,867,490	346,041
Colbun SA	1,511,389	306,589
Cristalerias de Chile SA	62,943	587,104
4	JOHN HANCOCK Emerging Markets Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Chile (continued)
Empresa Nacional de Telecomunicaciones SA	56,098	$552,073
Empresas AquaChile SA (A)	75,948	34,352
Empresas CMPC SA	192,481	547,383
Empresas COPEC SA	30,058	401,730
Empresas Hites SA	44,774	30,846
Empresas La Polar SA (A)	858,065	63,632
Enel Americas SA	650,872	126,801
Enel Americas SA, ADR	111,347	1,093,428
Enel Chile SA, ADR	215,735	1,158,497
Enel Generacion Chile SA	872,484	709,979
Engie Energia Chile SA	181,326	335,875
Forus SA	22,681	78,378
Grupo Security SA	617,814	231,876
Inversiones Aguas Metropolitanas SA	264,464	424,813
Inversiones La Construccion SA	17,438	258,667
Itau CorpBanca	36,208,953	288,032
Latam Airlines Group SA	46,164	577,831
Latam Airlines Group SA, ADR	21,043	266,194
Masisa SA (A)	1,342,694	84,892
Molibdenos y Metales SA	7,542	88,235
Multiexport Foods SA	133,889	44,598
Parque Arauco SA	188,259	517,691
PAZ Corp. SA	115,321	154,347
Ripley Corp. SA	567,875	520,211
SACI Falabella	72,322	610,595
Salfacorp SA	119,461	164,615
Sigdo Koppers SA	195,751	302,386
Sociedad Matriz SAAM SA	3,559,281	323,668
Socovesa SA	411,319	209,020
SONDA SA	47,303	81,739
Vina Concha y Toro SA	136,851	239,077
Vina Concha y Toro SA, ADR	311	10,590
China 13.5%		154,207,778
21Vianet Group, Inc., ADR (A)	13,942	99,546
361 Degrees International, Ltd.	133,000	46,829
3SBio, Inc. (A)(C)	7,500	14,636
500.com, Ltd., ADR, Class A (A)(B)	4,724	48,232
51job, Inc., ADR (A)	1,231	70,783
58.com, Inc., ADR (A)	5,774	414,227
AAC Technologies Holdings, Inc.	90,000	1,808,509
Agile Group Holdings, Ltd. (B)	473,250	686,449
Agricultural Bank of China, Ltd., H Shares	2,260,000	1,055,977
Air China, Ltd., H Shares	350,000	376,548
Alibaba Group Holding, Ltd., ADR (A)	53,487	9,471,461
Aluminum Corp. of China, Ltd., ADR (A)	8,474	141,007
Aluminum Corp. of China, Ltd., H Shares (A)	356,000	237,776
Angang Steel Company, Ltd., H Shares	162,000	160,895
Anhui Conch Cement Company, Ltd., H Shares	236,000	1,136,663
Anhui Expressway Company, Ltd., H Shares	66,000	54,239
ANTA Sports Products, Ltd.	227,000	1,017,275
Anton Oilfield Services Group (A)	170,000	17,712
Asia Cement China Holdings Corp.	150,000	53,325
Asia Plastic Recycling Holding, Ltd.	63,655	26,993
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Emerging Markets Fund	5

	Shares	Value
China (continued)
AVIC International Holdings, Ltd., H Shares	100,000	$130,795
AviChina Industry & Technology Company, Ltd., H Shares	559,000	293,212
BAIC Motor Corp., Ltd., H Shares (C)	282,500	334,470
Baidu, Inc., ADR (A)	9,130	2,178,235
BAIOO Family Interactive, Ltd. (C)	230,000	14,779
Bank of China, Ltd., H Shares	5,693,075	2,782,215
Bank of Chongqing Company, Ltd., H Shares	136,500	107,774
Bank of Communications Company, Ltd., H Shares	528,858	393,345
Baoye Group Company, Ltd., H Shares (A)	76,000	52,428
Baozun, Inc., ADR (A)(B)	1,271	36,033
BBMG Corp., H Shares (B)	334,500	155,364
Beijing Capital International Airport Company, Ltd., H Shares	318,415	471,553
Beijing Capital Land, Ltd., H Shares	220,000	109,880
Beijing Enterprises Clean Energy Group, Ltd. (A)(B)	1,962,857	64,150
Beijing Jingneng Clean Energy Company, Ltd., H Shares	458,000	117,458
Beijing North Star Company, H Shares	126,000	43,993
Beijing Urban Construction Design & Development Group Company, Ltd., H Shares (C)	29,000	16,564
Best Pacific International Holdings, Ltd. (B)	84,000	53,284
Billion Industrial Holdings, Ltd.	12,000	12,836
Bitauto Holdings, Ltd., ADR (A)	3,900	115,557
Boer Power Holdings, Ltd. (A)(B)	84,000	18,216
Boyaa Interactive International, Ltd. (A)	72,000	28,816
BYD Company, Ltd., H Shares (B)	103,000	911,619
BYD Electronic International Company, Ltd. (B)	193,983	467,069
C.banner International Holdings, Ltd. (A)	134,000	44,355
Cabbeen Fashion, Ltd.	106,000	32,088
CAR, Inc. (A)(B)	198,000	172,530
Cayman Engley Industrial Company, Ltd.	9,000	43,415
Central China Real Estate, Ltd. (A)	193,538	88,838
Central China Securities Company, Ltd., H Shares	66,000	28,165
CGN Power Company, Ltd., H Shares (C)	554,000	151,659
Changshouhua Food Company, Ltd.	124,000	56,746
Changyou.com, Ltd., ADR (A)	1,944	70,917
Chaowei Power Holdings, Ltd. (B)	174,000	84,779
Cheetah Mobile, Inc., ADR (A)	4,281	54,497
China Aircraft Leasing Group Holdings, Ltd. (B)	49,500	51,863
China Animal Healthcare, Ltd. (A)(D)	182,000	233
China Aoyuan Property Group, Ltd. (B)	348,000	191,630
China BlueChemical, Ltd., H Shares	417,000	116,389
China Cinda Asset Management Company, Ltd., H Shares	763,000	284,521
China CITIC Bank Corp., Ltd., H Shares	532,962	345,638
China Coal Energy Company, Ltd., H Shares (B)	317,000	143,796
China Communications Construction Company, Ltd., H Shares	333,202	372,516
China Communications Services Corp., Ltd., H Shares	415,200	264,434
China Conch Venture Holdings, Ltd.	80,000	176,642
China Construction Bank Corp., H Shares	9,243,000	8,108,342
China Datang Corp. Renewable Power Company, Ltd., H Shares	804,000	94,673
China Dongxiang Group Company	521,000	93,623
China Eastern Airlines Corp., Ltd., H Shares	390,000	231,115
China Electronics Optics Valley Union Holding Company, Ltd.	228,000	21,975
China Energy Engineering Corp., Ltd., H Shares	104,000	17,854
China Everbright Bank Company, Ltd., H Shares	446,000	207,647
China Evergrande Group (A)(B)	600,566	1,993,249
China Financial Services Holdings, Ltd.	94,000	8,692
6	JOHN HANCOCK Emerging Markets Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
China (continued)
China Galaxy Securities Company, Ltd., H Shares	193,500	$152,720
China Greenland Broad Greenstate Group Company, Ltd. (B)	116,000	19,774
China Hanking Holdings, Ltd.	139,000	21,083
China Harmony New Energy Auto Holding, Ltd. (A)	178,000	108,571
China Hongqiao Group, Ltd. (B)	407,000	435,678
China Huarong Asset Management Company, Ltd., H Shares (C)	120,000	55,239
China Huishan Dairy Holdings Company, Ltd. (A)(D)	235,000	0
China Huiyuan Juice Group, Ltd. (A)	141,000	42,650
China International Capital Corp., Ltd., H Shares (B)(C)	9,200	19,461
China International Marine Containers Group Company, Ltd., H Shares	56,200	101,203
China Lesso Group Holdings, Ltd.	317,000	203,155
China Life Insurance Company, Ltd., H Shares	339,000	1,110,046
China Lilang, Ltd.	163,000	133,399
China Longyuan Power Group Corp., Ltd., H Shares	532,000	359,776
China Machinery Engineering Corp., H Shares	149,000	96,695
China Maple Leaf Educational Systems, Ltd. (B)	100,000	106,514
China Medical System Holdings, Ltd.	220,800	463,285
China Meidong Auto Holdings, Ltd.	46,000	14,053
China Mengniu Dairy Company, Ltd. (A)	201,000	512,013
China Merchants Bank Company, Ltd., H Shares	427,961	1,690,910
China Minsheng Banking Corp., Ltd., H Shares	508,700	513,301
China Molybdenum Company, Ltd., H Shares (B)	210,000	132,034
China National Building Material Company, Ltd., H Shares	856,000	790,258
China National Materials Company, Ltd., H Shares	396,000	303,706
China Oilfield Services, Ltd., H Shares	266,000	246,569
China Online Education Group, ADR (A)	1,509	17,157
China Oriental Group Company, Ltd. (B)	134,000	107,529
China Pacific Insurance Group Company, Ltd., H Shares	124,800	599,731
China Petroleum & Chemical Corp., ADR (B)	25,384	1,830,186
China Petroleum & Chemical Corp., H Shares	1,266,000	908,704
China Pioneer Pharma Holdings, Ltd.	27,000	8,144
China Railway Construction Corp., H Shares	298,335	354,197
China Railway Group, Ltd., H Shares	287,000	215,130
China Railway Signal & Communication Corp., Ltd., H Shares (C)	200,000	148,735
China Rare Earth Holdings, Ltd. (A)	58,800	4,247
China Reinsurance Group Corp., H Shares	363,000	78,263
China Sanjiang Fine Chemicals Company, Ltd.	83,000	32,501
China SCE Property Holdings, Ltd.	450,000	196,937
China Shengmu Organic Milk, Ltd. (A)(B)(C)	397,000	66,970
China Shenhua Energy Company, Ltd., H Shares	456,500	1,128,788
China Shineway Pharmaceutical Group, Ltd.	66,000	60,637
China Silver Group, Ltd.	192,000	63,175
China Southern Airlines Company, Ltd., H Shares	458,000	410,710
China Suntien Green Energy Corp., Ltd., H Shares	333,000	82,568
China Taifeng Beddings Holdings, Ltd. (A)(D)	46,000	6,361
China Telecom Corp., Ltd., H Shares	1,162,000	562,935
China Tian Lun Gas Holdings, Ltd.	84,000	61,103
China Vanke Company, Ltd., H Shares	205,300	750,550
China Yurun Food Group, Ltd. (A)(B)	234,000	23,719
China ZhengTong Auto Services Holdings, Ltd.	173,500	180,903
China Zhongwang Holdings, Ltd. (B)	367,400	173,814
Chinasoft International, Ltd. (A)(B)	362,000	234,815
Chlitina Holding, Ltd.	17,000	81,355
Chongqing Machinery & Electric Company, Ltd., H Shares	442,000	48,850
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Emerging Markets Fund	7

	Shares	Value
China (continued)
Chongqing Rural Commercial Bank Company, Ltd., H Shares	746,000	$530,727
CIFI Holdings Group Company, Ltd.	696,000	386,174
CITIC Securities Company, Ltd., H Shares	146,500	318,623
CNOOC, Ltd.	1,087,000	1,490,803
Cogobuy Group (B)(C)	62,000	31,432
Coland Holdings, Ltd.	34,000	39,582
Colour Life Services Group Company, Ltd. (A)(B)	54,000	33,809
Comtec Solar Systems Group, Ltd. (A)	204,000	7,870
Consun Pharmaceutical Group, Ltd.	67,000	61,866
Coolpad Group, Ltd. (A)(B)(D)	842,400	46,595
COSCO SHIPPING Development Company, Ltd., H Shares (A)	297,850	61,316
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	284,000	151,990
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)(B)	223,500	106,574
Cosmo Lady China Holdings Company, Ltd. (B)(C)	137,000	51,277
Country Garden Holdings Company, Ltd.	1,195,293	1,894,275
CPMC Holdings, Ltd.	59,000	49,100
CRCC High-Tech Equipment Corp., Ltd., H Shares	93,000	23,133
CRRC Corp., Ltd., H Shares	232,000	212,226
CSPC Pharmaceutical Group, Ltd.	902,000	1,798,809
CT Environmental Group, Ltd. (B)	916,000	152,999
Ctrip.com International, Ltd., ADR (A)	16,517	761,103
Dali Foods Group Company, Ltd. (C)	125,000	97,918
Dalian Port PDA Company, Ltd., H Shares	264,828	51,198
Daphne International Holdings, Ltd. (A)	240,000	16,037
Datang International Power Generation Company, Ltd., H Shares (A)	584,000	190,140
Differ Group Holding Company, Ltd. (A)	150,000	10,744
Dongfang Electric Corp., Ltd., H Shares (A)	54,800	45,101
Dongfeng Motor Group Company, Ltd., H Shares	376,000	474,790
Dongjiang Environmental Company, Ltd., H Shares	34,700	50,743
Dongyue Group, Ltd.	310,000	199,854
Dynagreen Environmental Protection Group Company, Ltd., H Shares (B)	71,000	38,515
E-Commodities Holdings, Ltd.	144,000	14,261
ENN Energy Holdings, Ltd.	134,000	984,019
Everbright Securities Company, Ltd., H Shares (B)(C)	26,600	32,625
Fang Holdings, Ltd., ADR (A)	7,300	33,872
Fantasia Holdings Group Company, Ltd.	732,000	101,642
First Tractor Company, Ltd., H Shares	62,000	25,788
Fosun International, Ltd.	267,693	556,707
Fu Shou Yuan International Group, Ltd.	188,000	148,737
Fufeng Group, Ltd. (A)	345,000	238,382
Fuguiniao Company, Ltd., H Shares (A)(D)	116,600	11,585
Future Land Development Holdings, Ltd.	588,000	336,772
Fuyao Glass Industry Group Company, Ltd., H Shares (C)	51,600	198,512
Geely Automobile Holdings, Ltd.	860,000	3,018,500
Genscript Biotech Corp. (B)	40,000	51,034
GF Securities Company, Ltd., H Shares	87,800	176,605
Golden Eagle Retail Group, Ltd. (B)	147,000	178,176
GOME Retail Holdings, Ltd. (B)	2,499,000	282,388
Grand Baoxin Auto Group, Ltd. (A)(B)	31,450	16,111
Great Wall Motor Company, Ltd., H Shares	606,500	713,576
Greatview Aseptic Packaging Company, Ltd.	306,000	211,062
Green Seal Holding, Ltd.	19,800	34,711
Greenland Hong Kong Holdings, Ltd.	173,250	71,471
Greentown China Holdings, Ltd. (B)	174,000	199,841
8	JOHN HANCOCK Emerging Markets Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
China (continued)
Guangdong Yueyun Transportation Company, Ltd., H Shares	61,000	$38,008
Guangshen Railway Company, Ltd., ADR	25,810	712,872
Guangzhou Automobile Group Company, Ltd., H Shares	104,857	264,259
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., H Shares	14,000	40,320
Guangzhou R&F Properties Company, Ltd., H Shares	325,399	698,983
Guodian Technology & Environment Group Corp., Ltd., H Shares (A)	174,000	12,269
Guolian Securities Company, Ltd., H Shares	40,000	19,034
Guorui Properties, Ltd. (B)	47,000	12,310
Guotai Junan Securities Company, Ltd., H Shares (A)(C)	22,000	48,802
Haichang Ocean Park Holdings, Ltd. (A)(C)	136,000	28,977
Haitian International Holdings, Ltd.	117,000	343,271
Haitong Securities Company, Ltd., H Shares	204,800	307,030
Harbin Bank Company, Ltd., H Shares (A)(C)	147,000	41,935
Harbin Electric Company, Ltd., H Shares	154,000	64,946
HC International, Inc. (B)	54,000	41,496
Health and Happiness H&H International Holdings, Ltd. (A)(B)	54,000	297,306
Hengan International Group Company, Ltd.	154,000	1,507,204
Hengshi Mining Investments, Ltd. (A)	10,063,000	2,570,451
Hilong Holding, Ltd.	223,000	32,334
Hiroca Holdings, Ltd.	20,000	76,973
Hisense Kelon Electrical Holdings Company, Ltd., H Shares	87,000	96,056
HNA Infrastructure Company, Ltd., H Shares	64,000	69,291
Honghua Group, Ltd. (A)	798,000	66,810
Honworld Group, Ltd. (C)	23,000	11,114
Hopefluent Group Holdings, Ltd.	16,000	7,041
HOSA International, Ltd. (B)	86,000	25,525
Hua Hong Semiconductor, Ltd. (C)	35,000	61,693
Huadian Fuxin Energy Corp., Ltd., H Shares	614,000	152,798
Huadian Power International Corp., Ltd., H Shares (B)	304,000	119,010
Huaneng Power International, Inc., H Shares	432,000	275,885
Huaneng Renewables Corp., Ltd., H Shares	1,300,000	415,319
Huatai Securities Company, Ltd., H Shares (C)	94,200	191,402
Huishang Bank Corp., Ltd., H Shares	117,000	59,246
Hydoo International Holding, Ltd. (A)	216,000	18,265
Industrial & Commercial Bank of China, Ltd., H Shares	5,884,000	4,602,234
Inner Mongolia Yitai Coal Company, H Shares	596,400	651,486
JD.com, Inc., ADR (A)	15,968	598,002
Jiangnan Group, Ltd. (B)	534,000	39,062
Jiangsu Expressway Company, Ltd., H Shares	156,000	214,202
Jiangxi Copper Company, Ltd., H Shares	220,000	344,402
JinkoSolar Holding Company, Ltd., ADR (A)(B)	4,410	108,221
Kaisa Group Holdings, Ltd. (A)	798,000	427,227
Kangda International Environmental Company, Ltd. (A)(C)	172,000	37,624
Kasen International Holdings, Ltd. (A)	127,000	20,429
Kingdee International Software Group Company, Ltd. (A)(B)	232,000	121,182
Kingsoft Corp., Ltd. (B)	110,000	313,546
Koradior Holdings, Ltd. (A)	22,000	16,216
KWG Property Holding, Ltd.	327,512	347,986
Labixiaoxin Snacks Group, Ltd. (A)	121,000	8,061
Legend Holdings Corp., H Shares (C)	55,500	146,878
Lemtech Holdings Company, Ltd.	4,000	21,647
Lenovo Group, Ltd. (B)	1,782,000	1,017,023
Leoch International Technology, Ltd.	118,000	21,462
Leyou Technologies Holdings, Ltd. (A)(B)	400,000	98,596
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Emerging Markets Fund	9

	Shares	Value
China (continued)
Li Ning Company, Ltd. (A)	60,500	$47,175
Lianhua Supermarket Holdings Company, Ltd., H Shares (A)	124,200	49,029
Lifetech Scientific Corp. (A)(B)	260,000	59,740
Livzon Pharmaceutical Group, Inc., H Shares	9,230	66,307
Logan Property Holdings Company, Ltd. (B)	326,000	308,914
Longfor Properties Company, Ltd.	346,500	816,960
LongiTech Smart Energy Holding, Ltd. (A)	36,000	9,812
Lonking Holdings, Ltd.	312,000	111,155
Luye Pharma Group, Ltd. (B)	227,000	150,400
Maanshan Iron & Steel Company, Ltd., H Shares (A)	308,000	151,498
Maoye International Holdings, Ltd.	379,000	39,466
Metallurgical Corp. of China, Ltd., H Shares	196,000	58,231
Minth Group, Ltd.	122,000	683,189
Momo, Inc., ADR (A)	3,643	87,432
NetEase, Inc., ADR	8,756	2,878,185
New China Life Insurance Company, Ltd., H Shares (B)	52,500	336,043
New Oriental Education & Technology Group, Inc., ADR	6,255	530,799
Noah Holdings, Ltd., ADR (A)	3,727	150,571
NQ Mobile, Inc., ADR, Class A (A)(B)	6,959	28,810
NVC Lighting Holding, Ltd.	330,000	31,755
On-Bright Electronics, Inc.	8,160	79,583
Ourgame International Holdings, Ltd. (A)(B)	55,000	17,003
Pacific Online, Ltd.	180,000	31,207
Parkson Retail Group, Ltd.	452,000	63,853
PetroChina Company, Ltd., ADR	2,038	137,647
PetroChina Company, Ltd., H Shares	2,704,000	1,824,656
Phoenix New Media, Ltd., ADR (A)	4,800	32,256
PICC Property & Casualty Company, Ltd., H Shares	364,596	694,542
Ping An Insurance Group Company of China, Ltd., H Shares	790,000	7,839,344
Poly Culture Group Corp., Ltd., H Shares	9,200	18,864
Powerlong Real Estate Holdings, Ltd.	320,000	147,028
PW Medtech Group, Ltd. (A)	143,000	28,340
Q Technology Group Company, Ltd. (B)	89,000	194,356
Qingdao Port International Company, Ltd., H Shares (C)	143,000	94,752
Qingling Motors Company, Ltd., H Shares	196,000	63,092
Qinhuangdao Port Company, Ltd., H Shares (B)	114,500	40,676
Qinqin Foodstuffs Group Cayman Company, Ltd. (A)	36,100	10,454
Qunxing Paper Holdings Company, Ltd. (A)(D)	969,268	0
Red Star Macalline Group Corp., Ltd., H Shares (C)	80,200	99,443
Redco Properties Group, Ltd. (B)(C)	248,000	117,427
Renhe Commercial Holdings Company, Ltd. (A)	2,894,000	94,440
Ronshine China Holdings, Ltd. (A)(B)	58,500	63,966
Sany Heavy Equipment International Holdings Company, Ltd. (A)	275,000	43,654
Semiconductor Manufacturing International Corp., ADR (A)(B)	138,828	966,243
Shandong Chenming Paper Holdings, Ltd., H Shares (B)	66,584	117,288
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	228,000	156,606
Shandong Xinhua Pharmaceutical Company, Ltd., H Shares (A)	30,000	30,136
Shanghai Dasheng Agricultural Finance Technology Company, Ltd., H Shares (B)	512,000	38,648
Shanghai Electric Group Company, Ltd., H Shares (A)	226,000	88,836
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	26,000	125,827
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Company, Ltd., H Shares	41,000	22,685
Shanghai Haohai Biological Technology Company, Ltd., H Shares (C)	2,000	9,278
Shanghai Jin Jiang International Hotels Group Company, Ltd., H Shares	344,000	119,037
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares (B)	90,400	227,796
10	JOHN HANCOCK Emerging Markets Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
China (continued)
Shanghai Prime Machinery Company, Ltd., H Shares	206,000	$39,265
Shengjing Bank Company, Ltd., H Shares (C)	44,000	34,280
Shengli Oil & Gas Pipe Holdings, Ltd. (A)	450,000	24,282
Shenguan Holdings Group, Ltd. (A)	400,000	20,706
Shenzhen Expressway Company, Ltd., H Shares	134,000	129,432
Shenzhou International Group Holdings, Ltd. (B)	108,000	976,928
Shui On Land, Ltd.	799,067	218,134
Shunfeng International Clean Energy, Ltd. (A)	568,000	31,641
Sichuan Expressway Company, Ltd., H Shares	154,000	58,288
Sihuan Pharmaceutical Holdings Group, Ltd.	743,000	262,539
Silergy Corp.	6,000	127,832
SinoMedia Holding, Ltd. (A)	54,000	12,866
Sino-Ocean Group Holding, Ltd.	694,181	435,257
Sinopec Engineering Group Company, Ltd., H Shares	158,500	132,111
Sinopec Oilfield Service Corp., H Shares (A)	118,000	18,563
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	726,000	431,402
Sinopharm Group Company, Ltd., H Shares	192,000	758,096
Sinosoft Technology Group, Ltd.	228,000	68,757
Sinotrans, Ltd., H Shares	426,574	215,201
Sinotruk Hong Kong, Ltd. (B)	143,055	158,673
SOHO China, Ltd.	496,500	281,703
Sohu.com, Inc. (A)	4,624	223,755
Sound Global, Ltd. (A)(D)	113,000	43,116
Springland International Holdings, Ltd.	247,000	52,742
Sun King Power Electronics Group (B)	54,000	10,788
Sunac China Holdings, Ltd.	125,000	579,912
Sunny Optical Technology Group Company, Ltd.	116,000	1,950,691
TAL Education Group, ADR	18,348	511,542
Tarena International, Inc., ADR (B)	4,850	65,427
Tencent Holdings, Ltd.	516,900	26,465,872
Tenwow International Holdings, Ltd. (B)	177,000	41,884
The People's Insurance Company Group of China, Ltd., H Shares	703,000	363,982
Tian Shan Development Holding, Ltd. (B)	134,000	46,309
Tianneng Power International, Ltd.	224,700	190,963
Tingyi Cayman Islands Holding Corp.	410,000	643,769
Tong Ren Tang Technologies Company, Ltd., H Shares (B)	164,000	230,034
Tonly Electronics Holdings, Ltd.	29,780	35,276
TravelSky Technology, Ltd., H Shares	90,500	248,509
Trigiant Group, Ltd. (B)	242,000	29,521
Tsingtao Brewery Company, Ltd., H Shares	34,000	138,103
Tuniu Corp., ADR (A)(B)	1,300	11,271
Uni-President China Holdings, Ltd.	253,600	196,949
V1 Group, Ltd. (A)(B)	329,600	9,713
Vipshop Holdings, Ltd., ADR (A)	60,394	497,043
Want Want China Holdings, Ltd.	1,340,000	1,051,730
Weibo Corp., ADR (A)(B)	1,521	165,120
Weichai Power Company, Ltd., H Shares	489,600	547,548
Weiqiao Textile Company, H Shares	25,500	12,687
Welling Holding, Ltd.	290,000	73,583
West China Cement, Ltd. (A)	484,000	73,064
Wuzhou International Holdings, Ltd. (A)	390,000	44,423
Xiabuxiabu Catering Management China Holdings Company, Ltd. (B)(C)	46,000	76,624
Xiamen International Port Company, Ltd., H Shares	308,662	59,490
Xinchen China Power Holdings, Ltd. (A)	131,000	18,085
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Emerging Markets Fund	11

	Shares	Value
China (continued)
Xingda International Holdings, Ltd.	189,426	$66,197
Xinhua Winshare Publishing and Media Company, Ltd., H Shares	50,650	40,395
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares (B)	101,920	137,778
Xinjiang Xinxin Mining Industry Company, Ltd., H Shares (A)	170,000	23,816
Xinyi Solar Holdings, Ltd.	856,000	308,999
Xinyuan Real Estate Company, Ltd., ADR	2,170	12,760
Xtep International Holdings, Ltd. (B)	160,500	59,715
Xunlei, Ltd., ADR (A)(B)	3,300	45,045
Yadea Group Holdings, Ltd. (C)	238,000	76,657
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Company, H Shares (C)	34,500	164,188
Yanzhou Coal Mining Company, Ltd., ADR (B)	9,239	85,923
Yashili International Holdings, Ltd. (A)(B)	178,000	35,167
YiChang HEC ChangJiang Pharmaceutical Company, Ltd., H Shares (C)	7,200	21,812
Yida China Holdings, Ltd.	28,000	8,698
Yirendai, Ltd., ADR (B)	5,759	229,554
Youyuan International Holdings, Ltd. (A)(B)	60,000	31,566
Yuanda China Holdings, Ltd. (A)	252,000	4,718
Yum China Holdings, Inc.	2,925	119,428
Yunnan Water Investment Company, Ltd., H Shares (B)	61,000	24,603
Yuzhou Properties Company, Ltd.	434,000	214,114
YY, Inc., ADR (A)	7,311	754,422
Zhaojin Mining Industry Company, Ltd., H Shares (B)	179,500	139,644
Zhejiang Expressway Company, Ltd., H Shares	252,000	302,913
Zhejiang Glass Company, Ltd., H Shares (A)(D)	172,000	0
Zhengzhou Coal Mining Machinery Group Company, Ltd., H Shares	38,600	22,938
Zhong An Real Estate, Ltd. (A)(B)	540,400	68,072
Zhongsheng Group Holdings, Ltd.	174,000	359,142
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	60,500	348,866
Zijin Mining Group Company, Ltd., H Shares	1,351,384	468,728
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares (B)	239,400	102,292
ZTE Corp., H Shares (A)	49,240	171,937
Colombia 0.4%		4,160,797
Almacenes Exito SA	63,166	343,000
Banco de Bogota SA	6,449	143,582
Bancolombia SA	33,910	326,004
Bancolombia SA, ADR	7,883	304,363
Bolsa de Valores de Colombia	7,585,458	61,609
Celsia SA ESP	89,149	141,858
Cementos Argos SA	59,149	207,850
Cemex Latam Holdings SA (A)	52,537	189,492
Corp. Financiera Colombiana SA	27,686	267,269
Ecopetrol SA	1,217,765	706,477
Ecopetrol SA, ADR	2,542	29,487
Empresa de Energia de Bogota SA	207,964	142,710
Empresa de Telecomunicaciones de Bogota (A)	50,637	8,544
Grupo Argos SA	23,804	161,613
Grupo de Inversiones Suramericana SA	15,482	200,165
Grupo Nutresa SA	31,372	285,588
Interconexion Electrica SA ESP	140,155	641,186
Czech Republic 0.3%		2,934,910
CEZ AS	40,590	927,762
Fortuna Entertainment Group NV (A)	2,980	23,220
Komercni Banka AS	7,176	301,457
12	JOHN HANCOCK Emerging Markets Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Czech Republic (continued)
O2 Czech Republic AS	11,131	$138,860
Philip Morris CR AS	119	89,821
UNIPETROL AS	82,120	1,453,790
Egypt 0.1%		604,155
Commercial International Bank Egypt SAE, GDR	138,883	604,155
Greece 0.3%		3,334,402
Aegean Airlines SA	11,008	101,366
Alpha Bank AE (A)	35,802	69,207
Athens Water Supply & Sewage Company SA	9,971	72,852
Bank of Greece	2,764	45,499
Ellaktor SA (A)	29,391	55,670
FF Group (A)	6,657	123,338
Fourlis Holdings SA (A)	14,928	96,236
GEK Terna Holding Real Estate Construction SA (A)	18,488	91,975
Hellenic Exchanges - Athens Stock Exchange SA	11,360	62,940
Hellenic Petroleum SA	22,305	200,377
Hellenic Telecommunications Organization SA	42,743	516,671
Holding Company Admie Ipto SA (A)	26,912	56,739
Intralot SA-Integrated Lottery Systems & Services (A)	84,682	107,536
JUMBO SA	16,648	251,302
LAMDA Development SA (A)	3,765	26,625
Marfin Investment Group Holdings SA (A)	311,954	33,711
Motor Oil Hellas Corinth Refineries SA	13,366	322,015
Mytilineos Holdings SA (A)	33,135	360,296
National Bank of Greece SA (A)	29,342	9,079
OPAP SA	27,155	331,421
Piraeus Bank SA (A)	380	1,064
Piraeus Port Authority SA	2,954	55,250
Public Power Corp. SA (A)	26,912	67,283
Terna Energy SA	25,997	137,481
Titan Cement Company SA	5,632	138,469
Hong Kong 4.1%		46,617,999
Ajisen China Holdings, Ltd.	233,000	110,459
Alibaba Pictures Group, Ltd. (A)(B)	1,460,000	196,732
AMVIG Holdings, Ltd.	405,333	108,909
Anxin-China Holdings, Ltd. (A)(D)	1,988,000	0
Asian Citrus Holdings, Ltd. (A)(D)	144,000	11,063
AVIC International Holding HK, Ltd. (A)	538,000	32,076
Beijing Enterprises Holdings, Ltd.	91,930	531,466
Beijing Enterprises Medical & Health Group, Ltd. (A)	834,000	40,618
Beijing Enterprises Water Group, Ltd. (A)	642,000	502,550
Beijing Properties Holdings, Ltd. (A)	834,000	32,981
Bosideng International Holdings, Ltd.	812,000	70,817
Brilliance China Automotive Holdings, Ltd.	180,000	474,028
C C Land Holdings, Ltd. (A)	647,540	136,890
Canvest Environmental Protection Group Company, Ltd.	50,000	29,333
Capital Environment Holdings, Ltd. (A)(B)	300,000	11,868
Carrianna Group Holdings Company, Ltd.	130,000	15,365
CECEP COSTIN New Materials Group, Ltd. (A)(D)	162,000	12,445
Century Sunshine Group Holdings, Ltd. (A)	560,000	16,153
CGN New Energy Holdings Company, Ltd.	262,000	37,987
China Aerospace International Holdings, Ltd.	502,755	60,098
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Emerging Markets Fund	13

	Shares	Value
Hong Kong (continued)
China Agri-Industries Holdings, Ltd.	487,600	$202,806
China All Access Holdings, Ltd.	266,000	77,255
China Animation Characters Company, Ltd. (B)	51,000	20,377
China Chengtong Development Group, Ltd. (A)(B)	158,000	9,543
China Dynamics Holdings, Ltd. (A)	870,000	19,603
China Electronics Huada Technology Company, Ltd.	112,000	20,256
China Energine International Holdings, Ltd. (A)(B)	333,589	17,398
China Everbright International, Ltd.	381,000	512,475
China Everbright, Ltd.	161,000	360,360
China Fiber Optic Network System Group, Ltd. (A)(D)	419,600	7,521
China Foods, Ltd. (B)	274,000	135,757
China Gas Holdings, Ltd.	362,000	1,115,011
China Glass Holdings, Ltd. (A)	182,000	16,140
China Grand Pharmaceutical and Healthcare Holdings, Ltd. (A)	172,000	69,114
China High Precision Automation Group, Ltd. (A)(D)	74,000	11,749
China High Speed Transmission Equipment Group Company, Ltd. (B)	40,000	48,460
China Jinmao Holdings Group, Ltd.	1,100,000	498,257
China Lumena New Materials Corp. (A)(B)(D)	1,272,000	0
China Merchants Land, Ltd.	384,000	70,165
China Merchants Port Holdings Company, Ltd. (B)	269,697	699,469
China Metal Recycling Holdings, Ltd. (A)(D)	14,579,934	2
China Mobile, Ltd., ADR	200,594	10,198,199
China New Town Development Company, Ltd. (A)	1,070,332	48,608
China NT Pharma Group Company, Ltd.	112,500	28,536
China Nuclear Energy Technology Corp. Ltd. (A)	104,000	18,234
China Oil & Gas Group, Ltd.	717,040	51,565
China Overseas Grand Oceans Group, Ltd.	260,000	138,881
China Overseas Land & Investment, Ltd.	648,000	2,068,087
China Overseas Property Holdings, Ltd.	440,667	119,723
China Power Clean Energy Development Company, Ltd.	112,500	60,662
China Power International Development, Ltd. (B)	698,000	187,662
China Properties Group, Ltd. (A)	246,000	53,806
China Resources Beer Holdings Company, Ltd.	251,981	693,937
China Resources Cement Holdings, Ltd.	383,518	254,249
China Resources Gas Group, Ltd.	232,000	900,247
China Resources Land, Ltd.	720,444	2,083,626
China Resources Power Holdings Company, Ltd.	322,882	609,690
China Ruifeng Renewable Energy Holdings, Ltd. (A)	212,000	18,229
China Singyes Solar Technologies Holdings, Ltd. (B)	149,160	51,789
China South City Holdings, Ltd. (B)	824,000	201,735
China State Construction International Holdings, Ltd. (B)	435,600	567,007
China Taiping Insurance Holdings Company, Ltd.	215,510	820,204
China Traditional Chinese Medicine Holdings Company, Ltd.	316,000	167,049
China Travel International Investment Hong Kong, Ltd.	660,000	214,491
China Unicom Hong Kong, Ltd., ADR (A)	221,819	3,229,685
China Vast Industrial Urban Development Company, Ltd. (C)	37,000	18,100
China Water Affairs Group, Ltd.	242,000	193,223
China Water Industry Group, Ltd. (A)	48,000	10,958
CIMC Enric Holdings, Ltd. (A)(B)	86,000	60,852
CITIC Dameng Holdings, Ltd. (A)	191,000	10,172
CITIC Resources Holdings, Ltd. (B)	460,000	49,689
CITIC, Ltd.	338,923	480,155
Citychamp Watch & Jewellery Group, Ltd.	237,800	56,644
Clear Media, Ltd.	87,000	93,281
14	JOHN HANCOCK Emerging Markets Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Hong Kong (continued)
Comba Telecom Systems Holdings, Ltd. (B)	235,004	$50,947
Concord New Energy Group, Ltd.	1,460,000	67,595
COSCO SHIPPING International Hong Kong Company, Ltd.	157,040	61,768
COSCO SHIPPING Ports, Ltd.	513,281	517,792
Coslight Technology International Group Company, Ltd. (A)	54,000	21,287
CP Pokphand Company, Ltd.	2,208,000	172,368
DaChan Food Asia, Ltd. (A)	287,000	21,322
Dah Chong Hong Holdings, Ltd.	225,000	107,539
Dawnrays Pharmaceutical Holdings, Ltd.	144,000	77,273
DBA Telecommunication Asia Holdings, Ltd. (A)(D)	32,000	0
Digital China Holdings, Ltd. (A)	186,000	98,675
Dynasty Fine Wines Group, Ltd. (A)(D)	242,000	0
Embry Holdings, Ltd.	24,000	7,345
Far East Horizon, Ltd.	387,000	354,305
Fullshare Holdings, Ltd. (A)(B)	425,000	177,816
GCL-Poly Energy Holdings, Ltd. (A)(B)	4,428,000	718,085
Gemdale Properties & Investment Corp., Ltd.	598,000	62,154
Glorious Property Holdings, Ltd. (A)	793,000	72,160
Goldlion Holdings, Ltd.	261,000	103,325
Goldpac Group, Ltd.	91,000	24,469
Good Friend International Holdings, Inc.	42,000	9,996
Ground International Development, Ltd. (A)	85,000	20,989
Guangdong Investment, Ltd.	290,000	390,673
Guangdong Land Holdings, Ltd. (A)	142,000	28,935
Haier Electronics Group Company, Ltd. (A)	206,000	555,738
Hanergy Thin Film Power Group, Ltd. (A)(D)	2,486,000	68,435
Heng Tai Consumables Group, Ltd. (A)	130,000	11,823
Hengdeli Holdings, Ltd.	588,400	29,410
Hi Sun Technology China, Ltd. (A)	276,000	56,218
HKC Holdings, Ltd.	42,016	30,979
HNA Holding Group Company, Ltd. (A)(B)	790,000	36,212
Hopewell Highway Infrastructure, Ltd.	152,000	90,859
Hopson Development Holdings, Ltd.	164,000	154,894
Hua Han Health Industry Holdings, Ltd. (A)(B)(D)	1,415,910	33,629
IMAX China Holding, Inc. (A)(B)(C)	25,300	77,198
Jiayuan International Group, Ltd. (A)	108,000	92,671
Jinchuan Group International Resources Company, Ltd. (A)(B)	367,000	50,648
Joy City Property, Ltd.	276,000	41,469
Ju Teng International Holdings, Ltd.	189,722	56,901
K Wah International Holdings, Ltd.	206,990	111,112
Kingboard Chemical Holdings, Ltd.	168,648	970,500
Kingboard Laminates Holdings, Ltd.	274,000	455,276
KuangChi Science, Ltd. (A)(B)	124,000	40,711
Kunlun Energy Company, Ltd.	880,000	764,356
Lai Fung Holdings, Ltd.	39,388	64,883
Le Saunda Holdings, Ltd.	180,400	31,454
Lee & Man Paper Manufacturing, Ltd.	325,000	383,040
Lee's Pharmaceutical Holdings, Ltd.	50,500	43,287
LVGEM China Real Estate Investment Company, Ltd.	80,000	24,428
MIE Holdings Corp. (A)	288,000	24,821
Mingfa Group International Company, Ltd. (A)(D)	995,000	96,313
Minmetals Land, Ltd.	456,000	71,412
Munsun Capital Group, Ltd. (A)	1,020,000	8,233
Nan Hai Corp., Ltd.	2,250,000	63,760
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Emerging Markets Fund	15

	Shares	Value
Hong Kong (continued)
New Provenance Everlasting Holdings, Ltd. (A)	1,330,000	$27,904
New World Department Store China, Ltd. (A)	211,000	45,206
Nine Dragons Paper Holdings, Ltd.	352,000	586,102
North Mining Shares Company, Ltd. (A)	2,060,000	36,109
Overseas Chinese Town Asia Holdings, Ltd.	58,000	22,626
PAX Global Technology, Ltd. (B)	231,000	103,045
Phoenix Satellite Television Holdings, Ltd.	228,000	31,721
Poly Property Group Company, Ltd. (A)	485,944	215,802
Pou Sheng International Holdings, Ltd. (B)	242,000	35,840
Prosperity International Holdings HK, Ltd. (A)	540,000	6,272
REXLot Holdings, Ltd. (A)(B)	3,043,536	20,289
Road King Infrastructure, Ltd.	57,000	92,069
Rotam Global Agrosciences, Ltd.	20,929	20,076
Seaspan Corp. (B)	10,428	61,212
Shanghai Industrial Holdings, Ltd.	90,041	255,055
Shanghai Industrial Urban Development Group, Ltd.	273,500	59,088
Shanghai Zendai Property, Ltd. (A)	1,680,000	26,374
Shenzhen International Holdings, Ltd.	230,115	414,287
Shenzhen Investment, Ltd.	706,935	301,757
Shimao Property Holdings, Ltd.	405,000	793,765
Shougang Concord International Enterprises Company, Ltd. (A)	1,888,000	55,219
Shougang Fushan Resources Group, Ltd.	510,000	106,323
Silver Grant International Industries, Ltd. (A)	252,334	38,604
SIM Technology Group, Ltd.	289,000	14,519
Sino Biopharmaceutical, Ltd.	1,137,000	1,494,866
Sino Oil and Gas Holdings, Ltd. (A)	2,790,000	51,040
Sinofert Holdings, Ltd. (A)	436,000	64,915
Sinolink Worldwide Holdings, Ltd. (A)(B)	674,000	85,929
Sinopec Kantons Holdings, Ltd.	152,000	90,222
Sinotrans Shipping, Ltd.	330,500	78,881
Skyworth Digital Holdings, Ltd. (B)	548,025	234,670
SMI Holdings Group, Ltd. (B)	191,200	100,451
Sparkle Roll Group, Ltd. (A)	208,000	20,014
SRE Group, Ltd. (A)	908,000	23,159
SSY Group, Ltd.	722,733	407,493
Sun Art Retail Group, Ltd.	507,000	496,721
Symphony Holdings, Ltd.	150,000	17,698
TCL Multimedia Technology Holdings, Ltd. (B)	133,200	69,305
Tech Pro Technology Development, Ltd. (A)(D)	966,000	8,411
Texhong Textile Group, Ltd.	77,500	98,395
Tian An China Investment Company, Ltd. (A)(B)	438,000	319,065
Tianjin Development Holdings, Ltd.	38,000	17,725
Tianjin Port Development Holdings, Ltd. (A)	654,000	97,361
Tianyi Summi Holdings, Ltd.	152,000	18,921
Tibet Water Resources, Ltd. (A)	156,000	67,753
Time Watch Investments, Ltd.	62,000	7,349
Tomson Group, Ltd.	193,897	82,583
Tongda Group Holdings, Ltd. (B)	1,020,000	271,580
Top Spring International Holdings, Ltd.	25,500	13,176
Towngas China Company, Ltd. (A)	151,672	121,266
TPV Technology, Ltd.	256,588	37,839
Truly International Holdings, Ltd. (B)	343,000	157,121
United Energy Group, Ltd. (B)	3,180,000	209,514
Universal Medical Financial & Technical Advisory Services Company, Ltd. (B)(C)	21,000	19,592
16	JOHN HANCOCK Emerging Markets Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Hong Kong (continued)
Vinda International Holdings, Ltd.	20,000	$40,657
Wasion Group Holdings, Ltd.	146,000	72,834
Yanchang Petroleum International, Ltd. (A)	3,192,273	52,393
Yip's Chemical Holdings, Ltd.	148,000	46,747
Yuexiu Property Company, Ltd.	1,747,516	316,934
Yuexiu Transport Infrastructure, Ltd. (B)	130,000	94,213
Zhuhai Holdings Investment Group, Ltd.	218,000	31,923
Hungary 0.4%		4,511,155
Magyar Telekom Telecommunications PLC	183,970	329,205
Mol Hungarian Oil & Gas PLC	174,968	2,026,571
OTP Bank PLC	44,256	1,691,913
Richter Gedeon Nyrt	17,939	463,466
India 13.0%		148,570,196
3M India, Ltd. (A)	371	89,361
5Paisa Capital, Ltd. (A)	5,663	18,944
Aarti Industries, Ltd.	16,721	236,190
Aban Offshore, Ltd. (A)	10,469	32,146
ABB India, Ltd.	4,994	107,628
Abbott India, Ltd.	459	37,722
ACC, Ltd.	9,648	249,602
Adani Enterprises, Ltd.	108,639	247,830
Adani Ports & Special Economic Zone, Ltd.	145,494	903,687
Adani Power, Ltd. (A)	368,463	202,820
Adani Transmission, Ltd. (A)	96,061	275,790
Aditya Birla Capital, Ltd. (A)	144,849	435,580
Aditya Birla Fashion and Retail, Ltd. (A)	159,243	412,744
Aegis Logistics, Ltd.	49,703	178,832
AIA Engineering, Ltd.	7,397	169,185
Ajanta Pharma, Ltd.	9,615	203,382
Akzo Nobel India, Ltd.	5,128	142,051
Alembic Pharmaceuticals, Ltd.	18,393	147,961
Alembic, Ltd.	34,900	23,173
Alkem Laboratories, Ltd.	901	27,617
Allahabad Bank (A)	56,789	67,806
Allcargo Logistics, Ltd.	26,237	72,588
Amara Raja Batteries, Ltd.	9,733	121,490
Ambuja Cements, Ltd.	89,048	363,992
Anant Raj, Ltd.	30,231	29,007
Andhra Bank (A)	66,994	65,010
Apar Industries, Ltd.	4,039	49,433
APL Apollo Tubes, Ltd.	1,127	34,796
Apollo Hospitals Enterprise, Ltd.	14,426	249,596
Apollo Tyres, Ltd.	102,957	402,324
Arvind, Ltd.	57,851	392,442
Asahi India Glass, Ltd.	21,842	128,661
Ashiana Housing, Ltd.	3,705	10,032
Ashok Leyland, Ltd.	304,365	562,495
Ashoka Buildcon, Ltd.	11,761	45,993
Asian Paints, Ltd.	53,639	958,343
Astra Microwave Products, Ltd.	3,253	5,993
Astral Polytechnik, Ltd.	4,163	54,139
Atul, Ltd.	3,428	137,226
Aurobindo Pharma, Ltd.	100,089	1,076,530
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Emerging Markets Fund	17

	Shares	Value
India (continued)
Automotive Axles Ltd.	971	$22,156
Avanti Feeds, Ltd.	1,170	47,881
Axis Bank, Ltd.	151,948	1,267,317
Bajaj Auto, Ltd.	18,896	977,470
Bajaj Corp., Ltd.	20,442	155,580
Bajaj Electricals, Ltd.	11,808	83,485
Bajaj Finance, Ltd.	55,550	1,496,924
Bajaj Finserv, Ltd.	21,732	1,746,981
Bajaj Hindusthan Sugar, Ltd. (A)	178,945	42,187
Bajaj Holdings & Investment, Ltd.	11,948	522,898
Balkrishna Industries, Ltd.	26,560	888,490
Balmer Lawrie & Company, Ltd.	28,364	122,443
Balrampur Chini Mills, Ltd.	79,695	198,546
Banco Products India, Ltd.	981	3,861
Bank of Baroda	78,616	207,251
Bank of India (A)	81,135	248,444
Bank of Maharashtra (A)	28,201	11,757
Bata India, Ltd.	6,260	71,388
BEML, Ltd.	4,238	110,156
Berger Paints India, Ltd.	66,305	266,537
Bharat Electronics, Ltd.	177,628	515,370
Bharat Financial Inclusion, Ltd. (A)	6,325	95,297
Bharat Forge, Ltd.	69,342	753,084
Bharat Heavy Electricals, Ltd.	142,767	205,162
Bharat Petroleum Corp., Ltd.	102,042	796,187
Bharti Airtel, Ltd.	288,482	2,221,973
Bharti Infratel, Ltd.	64,371	383,719
Biocon, Ltd.	40,932	275,969
Birla Corp., Ltd.	6,926	122,901
Bliss Gvs Pharma, Ltd.	9,493	28,599
Blue Dart Express, Ltd.	1,549	98,812
Blue Star, Ltd.	4,649	54,613
Bodal Chemicals, Ltd.	10,685	28,203
Bombay Dyeing & Manufacturing Company, Ltd.	3,922	13,519
Bosch, Ltd.	878	276,437
Brigade Enterprises, Ltd.	9,588	45,541
Britannia Industries, Ltd.	4,109	308,766
Cadila Healthcare, Ltd.	48,479	324,442
Can Fin Homes, Ltd.	7,055	52,849
Canara Bank	29,405	170,862
Capital First, Ltd.	2,682	29,173
Caplin Point Laboratories, Ltd.	4,292	44,135
Carborundum Universal, Ltd.	7,286	42,828
Care Ratings, Ltd.	7,322	156,651
Castrol India, Ltd.	10,496	65,074
CCL Products India, Ltd.	9,927	48,320
Ceat, Ltd.	11,747	324,194
Century Plyboards India, Ltd.	28,588	140,376
Century Textiles & Industries, Ltd.	1,559	31,750
Cera Sanitaryware, Ltd.	1,065	62,040
CESC, Ltd.	25,000	390,286
CG Power and Industrial Solutions, Ltd. (A)	139,371	187,611
Chambal Fertilizers & Chemicals, Ltd.	75,728	170,632
Chennai Petroleum Corp., Ltd.	15,814	104,196
18	JOHN HANCOCK Emerging Markets Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
India (continued)
Chennai Super Kings Cricket, Ltd. (A)(D)	271,316	$9,467
Cholamandalam Investment and Finance Company, Ltd.	7,516	148,682
Cipla, Ltd.	52,126	487,335
City Union Bank, Ltd.	53,141	137,392
Clariant Chemicals India, Ltd.	1,514	13,629
Coal India, Ltd.	41,994	179,458
Coffee Day Enterprises, Ltd. (A)(C)	2,522	9,640
Colgate-Palmolive India, Ltd.	20,016	323,093
Container Corp. of India, Ltd.	8,869	180,609
Coromandel International, Ltd.	35,263	282,451
Corp Bank (A)	37,363	24,602
Cox & Kings, Ltd.	38,917	157,238
CRISIL, Ltd.	6,647	193,715
Crompton Greaves Consumer Electricals, Ltd.	202,125	831,882
Cummins India, Ltd.	5,976	80,384
Cyient, Ltd.	19,112	171,822
Dabur India, Ltd.	104,748	563,469
Dalmia Bharat, Ltd.	12,963	633,288
DB Corp., Ltd.	6,096	34,161
DCB Bank, Ltd.	57,259	164,548
DCM Shriram, Ltd.	16,548	144,059
Deepak Fertilisers & Petrochemicals Corp., Ltd.	10,021	61,434
Delta Corp., Ltd.	12,378	50,522
DEN Networks, Ltd. (A)	3,257	5,078
Dena Bank (A)	44,883	17,588
Dewan Housing Finance Corp., Ltd.	50,420	484,376
Dhampur Sugar Mills, Ltd.	6,521	28,764
Dhanuka Agritech, Ltd.	760	8,186
Dish TV India, Ltd. (A)	149,432	189,439
Dishman Carbogen Amics, Ltd. (A)	33,282	162,074
Divi's Laboratories, Ltd.	27,745	449,338
DLF, Ltd.	68,791	251,003
Dr. Lal PathLabs, Ltd. (C)	484	6,676
Dr. Reddy's Laboratories, Ltd.	26,263	931,646
Dredging Corp. of India, Ltd. (A)	1,050	10,789
Dynamatic Technologies, Ltd. (A)	876	27,986
eClerx Services, Ltd.	18,186	393,574
Edelweiss Financial Services, Ltd.	154,089	701,581
Eicher Motors, Ltd.	2,569	1,196,100
EID Parry India, Ltd.	17,775	102,071
EIH, Ltd.	41,907	98,184
Electrosteel Castings, Ltd.	54,318	27,831
Elgi Equipments, Ltd.	350	1,454
Emami, Ltd.	14,279	290,541
Engineers India, Ltd.	40,426	117,965
Entertainment Network India, Ltd.	1,131	13,028
Eros International Media, Ltd. (A)	2,954	9,701
Escorts, Ltd.	19,562	218,495
Essel Propack, Ltd.	41,885	188,063
Eveready Industries India, Ltd. (A)	12,541	84,513
Exide Industries, Ltd.	49,696	158,888
FDC, Ltd.	17,984	59,425
Federal Bank, Ltd.	358,997	617,155
Federal-Mogul Goetze India, Ltd. (A)	8,475	68,413
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Emerging Markets Fund	19

	Shares	Value
India (continued)
Finolex Cables, Ltd.	39,287	$415,325
Finolex Industries, Ltd.	18,167	184,575
Firstsource Solutions, Ltd. (A)	87,222	57,720
Fortis Healthcare, Ltd. (A)	26,522	59,944
Future Retail, Ltd. (A)	57,775	497,851
Gabriel India, Ltd.	25,791	74,073
GAIL India, Ltd.	67,061	486,504
Garware Wall Ropes, Ltd.	366	5,230
Gateway Distriparks, Ltd.	28,954	113,139
Gati, Ltd.	7,132	15,593
Gayatri Projects, Ltd. (A)	6,194	20,100
Genus Power Infrastructures, Ltd.	2,326	2,339
GHCL, Ltd.	2,573	11,335
GIC Housing Finance, Ltd.	3,991	27,409
Gillette India, Ltd.	1,325	130,192
GlaxoSmithKline Consumer Healthcare, Ltd.	2,527	239,286
GlaxoSmithKline Pharmaceuticals, Ltd.	2,267	86,498
Glenmark Pharmaceuticals, Ltd.	34,544	302,880
GMR Infrastructure, Ltd. (A)	535,802	152,001
GOCL Corp., Ltd.	6,893	55,042
Godfrey Phillips India, Ltd.	4,064	63,084
Godrej Consumer Products, Ltd.	44,680	670,781
Godrej Industries, Ltd.	4,869	44,123
Godrej Properties, Ltd. (A)	11,123	126,265
Granules India, Ltd.	36,517	72,926
Graphite India, Ltd.	22,385	207,553
Grasim Industries, Ltd.	92,608	1,675,157
Greaves Cotton, Ltd.	34,250	64,392
Greenply Industries, Ltd.	4,132	20,296
Grindwell Norton, Ltd.	3,607	28,675
GRUH Finance, Ltd.	33,285	258,395
GTL Infrastructure, Ltd. (A)	163,116	15,645
Gujarat Alkalies & Chemicals, Ltd.	13,802	166,948
Gujarat Ambuja Exports, Ltd.	7,269	18,507
Gujarat Fluorochemicals, Ltd.	13,582	183,648
Gujarat Gas, Ltd.	8,694	118,209
Gujarat Industries Power Company, Ltd.	14,146	28,922
Gujarat Mineral Development Corp., Ltd.	47,280	122,789
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	14,982	104,691
Gujarat Pipavav Port, Ltd.	24,942	55,602
Gujarat State Fertilizers & Chemicals, Ltd.	100,748	220,359
Gujarat State Petronet, Ltd.	38,856	126,453
Gulf Oil Lubricants India, Ltd.	10,766	172,417
GVK Power & Infrastructure, Ltd. (A)	38,136	9,312
Hathway Cable & Datacom, Ltd. (A)	175,883	116,143
Hatsun Agro Products, Ltd.	1,617	22,439
Havells India, Ltd.	53,638	423,245
HCL Technologies, Ltd.	126,622	1,662,597
HDFC Bank, Ltd.	268,985	7,742,612
HEG, Ltd. (A)	2,005	54,763
HeidelbergCement India, Ltd.	31,153	75,308
Heritage Foods, Ltd.	1,216	14,703
Hero MotoCorp, Ltd.	9,765	552,991
Hexaware Technologies, Ltd.	61,337	320,703
20	JOHN HANCOCK Emerging Markets Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
India (continued)
Hikal, Ltd.	15,030	$55,583
Himachal Futuristic Communications, Ltd. (A)	173,576	77,667
Himadri Speciality Chemical, Ltd.	17,838	45,921
Himatsingka Seide, Ltd.	6,075	30,937
Hindalco Industries, Ltd.	186,788	696,647
Hinduja Ventures, Ltd.	1,516	12,590
Hindustan Construction Company, Ltd. (A)	80,831	48,327
Hindustan Petroleum Corp., Ltd.	102,082	661,632
Hindustan Unilever, Ltd.	93,897	1,850,975
Honeywell Automation India, Ltd.	151	39,723
Housing Development & Infrastructure, Ltd. (A)	99,484	96,928
Housing Development Finance Corp., Ltd.	133,036	3,448,905
HSIL, Ltd.	15,111	119,777
HT Media, Ltd.	8,409	12,923
Huhtamaki PPL, Ltd.	7,301	34,320
I G Petrochemicals, Ltd.	470	5,203
ICICI Bank, Ltd.	249,009	1,195,699
ICRA, Ltd.	1,067	66,033
IDBI Bank, Ltd. (A)	93,210	88,227
Idea Cellular, Ltd. (A)	642,224	947,540
IDFC Bank, Ltd.	203,508	172,975
IDFC, Ltd.	274,270	264,501
IFB Industries, Ltd. (A)	1,789	38,786
IFCI, Ltd. (A)	162,550	62,481
Igarashi Motors India, Ltd.	874	12,095
IIFL Holdings, Ltd.	141,575	1,353,190
IL&FS Transportation Networks, Ltd. (A)	31,132	40,099
Indiabulls Housing Finance, Ltd.	96,180	1,797,655
Indiabulls Real Estate, Ltd. (A)	74,852	248,699
Indiabulls Ventures, Ltd.	29,190	124,803
Indian Bank	30,550	186,469
Indian Hume Pipe Company, Ltd.	2,579	19,541
Indian Oil Corp., Ltd.	148,327	905,384
Indian Overseas Bank (A)	77,478	29,012
Indo Count Industries, Ltd.	11,826	21,813
Indoco Remedies, Ltd.	19,192	82,878
Indraprastha Gas, Ltd.	36,970	188,325
IndusInd Bank, Ltd.	15,328	395,598
INEOS Styrolution India, Ltd.	189	3,305
Infosys, Ltd.	433,073	6,557,222
Ingersoll-Rand India, Ltd.	4,135	50,750
Inox Leisure, Ltd. (A)	9,534	40,874
Intellect Design Arena, Ltd. (A)	9,367	20,306
InterGlobe Aviation, Ltd. (C)	4,264	74,609
Ipca Laboratories, Ltd.	9,961	83,687
IRB Infrastructure Developers, Ltd.	62,490	222,611
ITC, Ltd.	466,996	1,853,907
ITD Cementation India, Ltd.	7,856	25,263
J Kumar Infraprojects, Ltd.	2,256	10,219
Jagran Prakashan, Ltd.	51,004	130,575
Jai Corp., Ltd.	11,016	31,826
Jain Irrigation Systems, Ltd.	124,783	231,496
Jaiprakash Associates, Ltd. (A)	374,318	106,011
Jaiprakash Power Ventures, Ltd. (A)	278,292	30,163
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Emerging Markets Fund	21

	Shares	Value
India (continued)
Jayant Agro-Organics, Ltd.	772	$4,836
Jaypee Infratech, Ltd. (A)	132,566	28,826
JB Chemicals & Pharmaceuticals, Ltd.	5,240	23,320
JBF Industries, Ltd.	13,389	44,894
Jet Airways India, Ltd. (A)	5,422	57,363
Jindal Poly Films, Ltd.	9,056	56,467
Jindal Saw, Ltd.	63,098	122,349
Jindal Stainless Hisar, Ltd. (A)	1,091	3,615
Jindal Stainless, Ltd. (A)	9,926	17,128
Jindal Steel & Power, Ltd. (A)	131,814	352,397
JITF Infralogistics, Ltd. (A)	10,930	8,325
JK Cement, Ltd.	6,107	94,702
JK Lakshmi Cement, Ltd.	14,204	90,481
JK Paper, Ltd.	7,435	13,936
JK Tyre & Industries, Ltd.	33,515	74,541
JM Financial, Ltd.	85,011	198,835
Johnson Controls-Hitachi Air Conditioning India, Ltd.	3,138	122,620
JSW Energy, Ltd.	166,651	218,256
JSW Holdings, Ltd. (A)	692	19,270
JSW Steel, Ltd.	487,454	1,928,940
Jubilant Foodworks, Ltd.	12,866	354,987
Jubilant Life Sciences, Ltd.	48,461	494,809
Just Dial, Ltd. (A)	13,236	108,965
Jyothy Laboratories, Ltd.	11,913	69,347
Kajaria Ceramics, Ltd.	32,999	370,700
Kalpataru Power Transmission, Ltd.	20,959	145,073
Kalyani Steels, Ltd.	3,418	19,819
Kansai Nerolac Paints, Ltd.	18,014	141,069
Kaveri Seed Company, Ltd.	10,014	84,396
KCP, Ltd.	4,573	9,151
KEC International, Ltd.	44,197	222,375
KEI Industries, Ltd.	3,308	20,519
Kirloskar Brothers, Ltd.	5,508	21,832
Kirloskar Oil Engines, Ltd.	1,635	8,858
Kitex Garments, Ltd.	5,395	25,235
KNR Constructions, Ltd.	3,390	14,447
Kolte-Patil Developers, Ltd.	396	2,255
Kotak Mahindra Bank, Ltd.	49,472	767,883
KPIT Technologies, Ltd.	76,782	205,028
KPR Mill, Ltd.	3,579	39,963
KRBL, Ltd.	34,245	316,961
KSB Pumps, Ltd.	4,732	63,743
Kwality, Ltd.	6,721	10,858
L&T Finance Holdings, Ltd.	79,685	214,271
LA Opala RG, Ltd.	1,408	13,957
Lakshmi Machine Works, Ltd.	1,135	101,592
Larsen & Toubro, Ltd.	59,530	1,128,518
LIC Housing Finance, Ltd.	76,223	690,056
Linde India, Ltd.	771	6,224
LT Foods, Ltd.	18,700	20,474
Lupin, Ltd.	52,401	663,399
Magma Fincorp, Ltd.	34,689	92,694
Maharashtra Seamless, Ltd.	13,173	99,075
Mahindra & Mahindra Financial Services, Ltd.	58,825	403,299
22	JOHN HANCOCK Emerging Markets Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
India (continued)
Mahindra & Mahindra, Ltd.	53,166	$1,162,483
Mahindra & Mahindra, Ltd., GDR	392	8,475
Mahindra Cie Automotive, Ltd. (A)	16,834	63,921
Mahindra Holidays & Resorts India, Ltd.	15,892	85,793
Mahindra Lifespace Developers, Ltd.	8,188	59,818
Man Infraconstruction, Ltd.	11,110	10,646
Manappuram Finance, Ltd.	158,260	260,128
Mangalore Refinery & Petrochemicals, Ltd.	63,972	121,255
Marico, Ltd.	124,048	594,783
Maruti Suzuki India, Ltd.	12,446	1,661,049
Max Financial Services, Ltd. (A)	13,960	118,537
Max India, Ltd. (A)	63,961	137,977
Mayur Uniquoters, Ltd.	6,681	47,617
McLeod Russel India, Ltd.	19,042	69,208
Merck, Ltd.	3,111	54,182
Minda Industries, Ltd.	4,182	82,731
Mindtree, Ltd.	89,146	741,862
Mirza International, Ltd.	4,208	10,366
Monsanto India, Ltd.	1,981	76,279
Motherson Sumi Systems, Ltd.	146,848	837,862
Motilal Oswal Financial Services, Ltd.	5,131	104,121
Mphasis, Ltd.	22,334	253,622
MPS, Ltd. (A)	3,597	32,982
MRF, Ltd.	593	632,975
Muthoot Finance, Ltd.	20,962	143,964
Nagarjuna Fertilizers & Chemicals, Ltd. (A)	150,842	37,353
Natco Pharma, Ltd.	9,533	139,625
National Aluminium Company, Ltd.	179,583	228,524
Nava Bharat Ventures, Ltd.	49,149	106,074
Navin Fluorine International, Ltd.	1,122	12,013
Navkar Corp., Ltd. (A)(C)	3,699	10,578
Navneet Education, Ltd.	62,573	168,886
NBCC India, Ltd.	4,875	19,971
NCC, Ltd.	142,120	272,476
NESCO, Ltd.	10,280	81,958
Nestle India, Ltd.	4,168	495,428
NHPC, Ltd.	285,040	125,689
NIIT Technologies, Ltd.	12,588	124,794
NIIT, Ltd. (A)	20,285	31,321
Nilkamal, Ltd.	2,084	56,973
NOCIL, Ltd.	11,584	31,915
NTPC, Ltd.	137,661	391,081
Oberoi Realty, Ltd.	26,629	200,424
OCL India, Ltd.	3,751	89,832
Oil & Natural Gas Corp., Ltd.	146,520	411,837
Oil India, Ltd.	35,519	198,148
Omaxe, Ltd.	12,110	39,671
Oracle Financial Services Software, Ltd.	2,809	161,168
Orient Cement, Ltd.	15,762	39,755
Orient Paper & Industries, Ltd.	7,442	14,634
Oriental Bank of Commerce (A)	24,081	47,456
Orissa Minerals Development Company, Ltd.	400	12,907
Page Industries, Ltd.	2,154	748,464
Patel Engineering, Ltd. (A)	5,119	6,817
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Emerging Markets Fund	23

	Shares	Value
India (continued)
PC Jeweller, Ltd.	25,376	$155,737
Persistent Systems, Ltd.	13,933	141,097
Petronet LNG, Ltd.	144,375	562,222
Pfizer, Ltd.	2,121	63,377
Phillips Carbon Black, Ltd.	2,204	32,548
PI Industries, Ltd.	17,648	267,755
Pidilite Industries, Ltd.	32,889	428,931
Piramal Enterprises, Ltd.	15,158	655,192
Polaris Consulting & Services, Ltd. (A)	3,540	20,034
Power Finance Corp., Ltd.	208,736	392,044
Power Grid Corp. of India, Ltd.	262,415	841,096
Prabhat Dairy, Ltd.	11,200	28,507
Praj Industries, Ltd.	18,806	32,947
Prakash Industries, Ltd. (A)	7,076	15,470
Praxis Home Retail, Ltd. (A)(D)	2,889	806
Prestige Estates Projects, Ltd.	39,931	210,956
Procter & Gamble Hygiene & Health Care, Ltd.	3,109	451,113
PTC India Financial Services, Ltd.	58,744	33,752
PTC India, Ltd.	70,681	127,600
Punjab National Bank (A)	72,371	199,289
Puravankara, Ltd.	5,372	11,552
PVR, Ltd.	9,188	187,726
Radico Khaitan, Ltd.	24,671	109,936
Rain Industries, Ltd.	60,385	335,562
Rajesh Exports, Ltd.	38,372	454,652
Rallis India, Ltd.	17,715	67,887
Ramco Industries, Ltd.	4,743	20,702
Ramco Systems, Ltd. (A)	1,024	6,899
Ramkrishna Forgings, Ltd.	882	10,397
Rashtriya Chemicals & Fertilizers, Ltd.	35,130	50,180
Ratnamani Metals & Tubes, Ltd.	5,673	86,019
Rattanindia Power, Ltd. (A)	88,088	11,621
Raymond, Ltd.	9,150	137,079
Redington India, Ltd.	98,796	292,869
Relaxo Footwears, Ltd. (A)	11,994	113,839
Reliance Capital, Ltd.	20,717	139,059
Reliance Communications, Ltd. (A)	286,998	55,832
Reliance Home Finance, Ltd. (A)	18,929	23,485
Reliance Industries, Ltd.	208,134	2,976,932
Reliance Infrastructure, Ltd.	32,676	222,151
Reliance Naval and Engineering, Ltd. (A)	37,992	23,223
Reliance Power, Ltd. (A)	249,766	147,168
Repco Home Finance, Ltd.	8,682	84,525
Ruchi Soya Industries, Ltd. (A)	4,071	1,418
Rural Electrification Corp., Ltd.	383,870	917,844
Sadbhav Engineering, Ltd.	16,831	99,178
Sagar Cements, Ltd.	364	4,943
Sanofi India, Ltd.	2,078	142,116
Schaeffler India, Ltd.	1,623	130,676
Sequent Scientific, Ltd.	6,725	10,747
SH Kelkar & Company, Ltd. (C)	2,917	11,601
Sharda Cropchem, Ltd.	3,136	24,050
Shilpa Medicare, Ltd.	2,398	23,853
Shipping Corp. of India, Ltd. (A)	43,969	63,586
24	JOHN HANCOCK Emerging Markets Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
India (continued)
Shoppers Stop, Ltd.	6,647	$56,534
Shree Cement, Ltd.	1,348	358,639
Shriram City Union Finance, Ltd.	1,397	44,430
Shriram Transport Finance Company, Ltd.	29,524	608,441
Siemens, Ltd.	3,098	57,861
Simplex Infrastructures, Ltd.	4,288	37,628
Sintex Industries, Ltd.	175,870	67,336
Sintex Plastics Technology, Ltd. (A)	175,870	221,430
SITI Networks, Ltd. (A)	54,239	21,619
SJVN, Ltd.	110,072	56,700
SKF India, Ltd.	1,768	46,184
Skipper, Ltd.	3,227	13,680
SML ISUZU, Ltd.	1,824	25,963
Sobha, Ltd.	9,579	91,775
Solar Industries India, Ltd.	6,620	118,584
Somany Ceramics, Ltd.	1,553	21,993
Sonata Software, Ltd.	21,264	80,049
SREI Infrastructure Finance, Ltd.	58,443	92,867
SRF, Ltd.	6,349	179,953
Srikalahasthi Pipes, Ltd.	2,409	15,322
State Bank of India	136,365	680,532
Steel Authority of India, Ltd. (A)	124,571	149,069
Sterlite Technologies, Ltd.	110,539	477,318
Strides Shasun, Ltd.	10,052	124,629
Sudarshan Chemical Industries, Ltd.	4,441	25,304
Sun Pharmaceutical Industries, Ltd.	136,416	1,144,232
Sun TV Network, Ltd.	39,250	532,652
Sundaram Finance, Ltd.	7,543	214,096
Sundaram-Clayton, Ltd.	27	2,303
Sundram Fasteners, Ltd.	29,978	231,972
Sunteck Realty, Ltd.	5,048	31,951
Suprajit Engineering, Ltd.	12,926	58,370
Supreme Industries, Ltd.	14,661	262,720
Supreme Petrochem, Ltd.	8,067	46,587
Surya Roshni, Ltd. (A)	1,888	11,217
Suven Life Sciences, Ltd.	4,002	12,213
Suzlon Energy, Ltd. (A)	684,898	149,505
Swaraj Engines, Ltd.	3,065	93,410
Symphony, Ltd.	650	16,445
Syndicate Bank (A)	47,841	69,114
Syngene International, Ltd. (C)	1,339	11,514
TAKE Solutions, Ltd.	23,694	57,472
Tamil Nadu Newsprint & Papers, Ltd.	9,750	56,502
Tata Chemicals, Ltd.	31,658	358,298
Tata Communications, Ltd.	31,104	333,847
Tata Consultancy Services, Ltd.	81,526	3,334,656
Tata Elxsi, Ltd.	8,668	127,042
Tata Global Beverages, Ltd.	127,470	570,215
Tata Motors, Ltd. (A)	257,570	1,621,451
Tata Motors, Ltd., ADR (A)	7,425	231,586
Tata Sponge Iron, Ltd.	1,679	25,054
Tata Steel, Ltd.	98,308	1,058,581
Tata Teleservices Maharashtra, Ltd. (A)	81,950	9,401
TCI Express, Ltd.	4,096	35,817
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Emerging Markets Fund	25

	Shares	Value
India (continued)
Tech Mahindra, Ltd.	101,368	$771,953
Techno Electric & Engineering Company, Ltd. (A)	8,684	53,823
Texmaco Rail & Engineering, Ltd.	22,370	42,792
The Great Eastern Shipping Company, Ltd.	26,608	165,897
The India Cements, Ltd.	66,658	179,311
The Indian Hotels Company, Ltd.	77,467	148,108
The Jammu & Kashmir Bank, Ltd. (A)	64,883	74,910
The Karnataka Bank, Ltd.	57,876	139,293
The Karur Vysya Bank, Ltd.	225,225	398,752
The Lakshmi Vilas Bank, Ltd.	11,162	29,620
The Phoenix Mills, Ltd.	19,688	157,802
The Ramco Cements, Ltd.	29,456	319,830
The South Indian Bank, Ltd.	343,411	174,911
The Tata Power Company, Ltd.	309,212	455,726
The Tinplate Company of India, Ltd.	3,175	13,265
Thermax, Ltd.	3,150	54,504
Thirumalai Chemicals Ltd.	92	2,757
Thomas Cook India, Ltd.	8,639	32,316
Thyrocare Technologies, Ltd. (C)	1,026	10,594
TI Financial Holdings, Ltd.	37,830	335,542
Tide Water Oil Company India, Ltd.	484	49,761
Time Technoplast, Ltd.	53,560	165,609
Timken India, Ltd.	9,180	123,274
Titagarh Wagons, Ltd.	16,437	46,949
Titan Company, Ltd.	36,213	460,185
Torrent Pharmaceuticals, Ltd.	12,875	258,070
Torrent Power, Ltd.	43,239	191,487
Transport Corp. of India, Ltd.	19,370	90,848
Trent, Ltd.	8,710	46,075
Trident, Ltd.	16,633	22,984
Triveni Engineering & Industries, Ltd.	21,848	28,754
Triveni Turbine, Ltd.	25,196	53,397
TTK Prestige, Ltd.	859	88,164
Tube Investments of India, Ltd.	37,830	151,954
TV Today Network, Ltd.	921	5,575
TV18 Broadcast, Ltd. (A)	142,677	125,703
TVS Motor Company, Ltd.	65,036	730,048
UCO Bank (A)	120,323	59,569
Uflex, Ltd.	12,529	89,125
UltraTech Cement, Ltd.	6,209	403,920
Unichem Laboratories, Ltd.	9,434	44,178
Union Bank of India (A)	49,542	126,015
Unitech, Ltd. (A)	604,404	58,054
United Breweries, Ltd.	21,367	359,269
United Spirits, Ltd. (A)	13,708	701,156
UPL, Ltd.	217,113	2,446,882
VA Tech Wabag, Ltd.	10,460	98,245
Vaibhav Global, Ltd. (A)	1,546	16,556
Vakrangee, Ltd.	64,237	731,007
Vardhman Textiles, Ltd.	9,013	182,494
Vedanta, Ltd.	291,290	1,334,630
Vedanta, Ltd., ADR	86,745	1,580,494
Venky's India Ltd.	298	13,222
Vesuvius India, Ltd.	207	3,823
26	JOHN HANCOCK Emerging Markets Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
India (continued)
V-Guard Industries, Ltd.	72,533	$257,634
Vijaya Bank	80,560	88,735
Vinati Organics, Ltd.	1,762	26,714
VIP Industries, Ltd.	33,137	183,825
V-Mart Retail, Ltd.	313	6,719
Voltas, Ltd.	13,356	132,399
VRL Logistics, Ltd.	7,052	45,184
VST Industries, Ltd.	2,691	136,896
WABCO India, Ltd.	1,073	119,562
Welspun Corp., Ltd.	24,625	48,803
Welspun Enterprises, Ltd.	5,547	13,214
Welspun India, Ltd.	196,410	218,354
West Coast Paper Mills, Ltd.	2,014	7,140
Whirlpool of India, Ltd.	7,671	183,953
Wipro, Ltd.	259,597	1,177,303
Wockhardt, Ltd. (A)	8,663	97,479
Wonderla Holidays, Ltd.	470	2,600
Yes Bank, Ltd.	251,595	1,197,711
Zee Entertainment Enterprises, Ltd.	68,891	607,923
Zensar Technologies, Ltd.	5,480	72,515
Zuari Agro Chemicals, Ltd.	5,446	43,990
Zydus Wellness, Ltd.	1,037	14,534
Indonesia 2.6%		29,938,003
Ace Hardware Indonesia Tbk PT	3,430,000	301,623
Adaro Energy Tbk PT	6,004,900	756,613
Adhi Karya Persero Tbk PT	791,838	114,388
Agung Podomoro Land Tbk PT	2,485,700	40,825
AKR Corporindo Tbk PT	373,700	175,770
Alam Sutera Realty Tbk PT	3,280,800	89,710
Aneka Tambang Persero Tbk PT (A)	2,759,954	135,846
Arwana Citramulia Tbk PT	2,562,200	66,552
Asahimas Flat Glass Tbk PT	113,500	55,013
Astra Agro Lestari Tbk PT	143,833	147,348
Astra Graphia Tbk PT	606,500	61,051
Astra International Tbk PT	2,902,100	1,714,807
Bakrie & Brothers Tbk PT (A)	102,639,161	379,414
Bakrie Telecom Tbk PT (A)	34,369,000	127,048
Bank Bukopin Tbk PT	1,865,866	84,901
Bank Central Asia Tbk PT	972,800	1,462,293
Bank Danamon Indonesia Tbk PT	887,471	330,205
Bank Mandiri Persero Tbk PT	2,149,292	1,183,599
Bank Negara Indonesia Persero Tbk PT	1,288,203	773,566
Bank Pan Indonesia Tbk PT (A)	1,753,300	172,804
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	995,700	182,926
Bank Pembangunan Daerah Jawa Timur Tbk PT	1,039,000	56,651
Bank Permata Tbk PT (A)	1,143,664	52,465
Bank Rakyat Indonesia Persero Tbk PT	9,684,000	2,304,988
Bank Tabungan Negara Persero Tbk PT	1,150,398	272,899
Bank Tabungan Pensiunan Nasional Tbk PT	227,500	41,039
Barito Pacific Tbk PT (A)	2,137,400	358,589
Bayan Resources Tbk PT (A)	98,000	79,242
Bekasi Fajar Industrial Estate Tbk PT	889,200	17,504
Benakat Integra Tbk PT (A)	3,785,000	22,698
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Emerging Markets Fund	27

	Shares	Value
Indonesia (continued)
Berlian Laju Tanker Tbk PT (A)(D)	11,916,666	$0
BISI International Tbk PT	772,100	94,039
Bumi Resources Tbk PT (A)	8,267,930	184,042
Bumi Serpong Damai Tbk PT	2,048,200	250,304
Bumi Teknokultura Unggul Tbk PT (A)	2,019,200	15,175
Charoen Pokphand Indonesia Tbk PT	1,744,020	377,353
Ciputra Development Tbk PT	6,315,061	571,577
Citra Marga Nusaphala Persada Tbk PT (A)	2,197,375	245,555
Delta Dunia Makmur Tbk PT (A)	1,554,100	93,730
Dharma Satya Nusantara Tbk PT	603,500	21,123
Eagle High Plantations Tbk PT (A)	4,006,000	65,818
Elnusa Tbk PT	1,217,000	34,002
Erajaya Swasembada Tbk PT	245,600	13,289
Eureka Prima Jakarta Tbk PT (A)	402,200	2,587
Fajar Surya Wisesa Tbk PT	146,500	56,605
Gajah Tunggal Tbk PT	664,400	35,175
Garuda Indonesia Persero Tbk PT (A)	1,746,000	39,967
Global Mediacom Tbk PT	2,755,700	119,315
Gudang Garam Tbk PT	84,243	476,845
Hanson International Tbk PT (A)	17,926,000	144,363
Harum Energy Tbk PT (A)	248,600	37,538
Holcim Indonesia Tbk PT (A)	1,126,300	66,979
Indah Kiat Pulp & Paper Corp. Tbk PT	1,179,600	456,110
Indika Energy Tbk PT (A)	556,300	115,374
Indo Tambangraya Megah Tbk PT	159,600	249,945
Indocement Tunggal Prakarsa Tbk PT	119,200	162,559
Indofood CBP Sukses Makmur Tbk PT	293,800	183,878
Indofood Sukses Makmur Tbk PT	1,433,700	777,066
Indosat Tbk PT	509,400	201,869
Inovisi Infracom Tbk PT (A)(D)	671,012	5,804
Intiland Development Tbk PT	2,487,800	69,242
Japfa Comfeed Indonesia Tbk PT	2,015,000	197,632
Jasa Marga Persero Tbk PT	466,852	220,306
Kalbe Farma Tbk PT	2,597,200	307,331
Kawasan Industri Jababeka Tbk PT	6,431,162	142,717
Krakatau Steel Persero Tbk PT (A)	1,223,690	41,088
Kresna Graha Investama PT Tbk (A)	1,680,100	65,804
Link Net Tbk PT	80,900	29,878
Lippo Cikarang Tbk PT (A)	191,300	53,774
Lippo Karawaci Tbk PT	6,368,825	270,982
Malindo Feedmill Tbk PT	402,600	24,717
Matahari Department Store Tbk PT	693,700	545,436
Matahari Putra Prima Tbk PT (A)	185,400	5,593
Mayora Indah Tbk PT	5,177,900	783,885
Medco Energi Internasional Tbk PT (A)	3,208,400	233,620
Media Nusantara Citra Tbk PT	1,776,800	171,263
Metrodata Electronics Tbk PT	269,806	11,680
Mitra Adiperkasa Tbk PT	387,600	198,670
Mitra Keluarga Karyasehat Tbk PT	157,400	21,367
MNC Investama Tbk PT (A)	6,614,200	45,104
MNC Sky Vision Tbk PT (A)	430,900	29,889
Modernland Realty Tbk PT	3,192,300	72,408
Multipolar Tbk PT	2,705,400	28,201
Nippon Indosari Corpindo Tbk PT	1,310,711	123,019
28	JOHN HANCOCK Emerging Markets Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Indonesia (continued)
Nirvana Development Tbk PT (A)	5,351,300	$23,382
Nusantara Infrastructure Tbk PT (A)	6,352,400	100,518
Pabrik Kertas Tjiwi Kimia Tbk PT	642,000	151,052
Pakuwon Jati Tbk PT	5,554,100	255,011
Pan Brothers Tbk PT	411,400	14,623
Panin Financial Tbk PT (A)	6,794,200	120,463
Panin Sekuritas Tbk PT	22,500	3,397
Paninvest Tbk PT (A)	1,443,000	92,349
Perusahaan Gas Negara Persero Tbk PT	2,012,400	253,690
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,309,400	134,662
PP Persero Tbk PT	1,177,887	224,546
PP Properti Tbk PT	1,225,700	17,785
Ramayana Lestari Sentosa Tbk PT	1,082,600	80,107
Resource Alam Indonesia Tbk PT	969,000	22,773
Salim Ivomas Pratama Tbk PT	1,343,200	48,949
Samindo Resources Tbk PT	31,500	1,552
Sampoerna Agro Tbk PT	618,600	118,886
Sarana Menara Nusantara Tbk PT	36,300	10,745
Sawit Sumbermas Sarana Tbk PT	357,900	39,531
Selamat Sempurna Tbk PT	3,884,500	356,361
Semen Baturaja Persero Tbk PT	524,300	92,454
Semen Indonesia Persero Tbk PT	473,500	329,033
Sentul City Tbk PT (A)	4,440,400	51,228
Siloam International Hospitals Tbk PT (A)	70,918	53,058
Sinar Mas Multiartha Tbk PT	37,000	26,483
Sri Rejeki Isman Tbk PT	3,450,300	94,343
Sugih Energy Tbk PT (A)	12,804,400	47,333
Summarecon Agung Tbk PT	1,837,000	117,066
Surya Citra Media Tbk PT	1,549,100	251,703
Surya Semesta Internusa Tbk PT	1,061,100	39,620
Suryainti Permata Tbk PT (A)(D)	1,802,000	0
Tambang Batubara Bukit Asam Persero Tbk PT	307,300	255,973
Telekomunikasi Indonesia Persero Tbk PT	2,391,100	738,548
Telekomunikasi Indonesia Persero Tbk PT, ADR	38,054	1,182,718
Tempo Scan Pacific Tbk PT	242,800	32,359
Tiga Pilar Sejahtera Food Tbk PT (A)	801,600	37,992
Timah Persero Tbk PT	877,180	55,119
Tiphone Mobile Indonesia Tbk PT	179,500	13,262
Tower Bersama Infrastructure Tbk PT	819,200	344,583
Trias Sentosa Tbk PT	1,000,000	28,803
Truba Alam Manunggal Engineering Tbk PT (A)	19,436,000	50,293
Tunas Baru Lampung Tbk PT	1,502,600	155,069
Tunas Ridean Tbk PT	667,900	56,307
Unilever Indonesia Tbk PT	203,300	740,880
United Tractors Tbk PT	680,800	1,687,517
Vale Indonesia Tbk PT (A)	779,200	159,227
Visi Media Asia Tbk PT (A)	5,390,300	108,847
Waskita Karya Persero Tbk PT	1,200,702	187,835
Wijaya Karya Beton Tbk PT	607,600	26,077
Wijaya Karya Persero Tbk PT	1,222,576	163,744
XL Axiata Tbk PT (A)	1,695,800	386,178
Laos 0.0%		22,146
Kolao Holdings	5,208	22,146
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Emerging Markets Fund	29

	Shares	Value
Malaysia 3.3%		$37,602,400
7-Eleven Malaysia Holdings BHD	44,900	17,377
Aeon Company M BHD	333,100	147,652
AEON Credit Service M BHD	15,540	51,726
AFFIN Holdings BHD	281,990	164,733
AirAsia BHD	557,400	428,227
AirAsia X BHD (A)	924,550	79,046
Alliance Financial Group BHD	433,700	390,979
AMMB Holdings BHD	474,150	481,620
Amway Malaysia Holdings BHD	400	691
Ann Joo Resources BHD	48,200	44,106
APM Automotive Holdings BHD	102,500	89,213
Astro Malaysia Holdings BHD	450,300	312,372
Axiata Group BHD	634,978	828,973
Batu Kawan BHD	33,400	162,336
Benalec Holdings BHD	161,700	15,079
Berjaya Assets BHD (A)	669,600	72,930
Berjaya Corp. BHD (A)	1,172,434	107,613
Berjaya Land BHD (A)	846,900	83,759
Berjaya Sports Toto BHD	259,178	147,006
Bermaz Auto BHD	311,400	156,045
BIMB Holdings BHD	143,300	150,800
Bintulu Port Holdings BHD	300	419
Bonia Corp. BHD	256,400	31,699
Boustead Holdings BHD	515,807	378,532
Boustead Plantations BHD	118,900	50,324
British American Tobacco Malaysia BHD	38,400	350,979
Bumi Armada BHD (A)	856,600	157,722
Bursa Malaysia BHD	158,000	374,099
CAB Cakaran Corp. Bhd	84,800	21,193
Cahya Mata Sarawak BHD	154,400	149,966
Can-One BHD	19,500	13,132
Carlsberg Brewery Malaysia BHD	67,000	248,236
CB Industrial Product Holding BHD	164,940	74,979
Century Logistics Holdings BHD	12,300	3,066
CIMB Group Holdings BHD (B)	437,243	646,893
Coastal Contracts BHD	120,166	38,263
CSC Steel Holdings BHD	40,500	15,753
Cypark Resources BHD	69,300	43,909
D&O Green Technologies BHD	27,800	4,592
Daibochi Plastic & Packaging Industry BHD	26,208	14,290
Datasonic Group BHD	206,100	58,031
Daya Materials BHD (A)	1,218,200	22,296
Dayang Enterprise Holdings BHD (A)	203,600	30,657
Destini BHD (A)	127,200	13,703
Dialog Group BHD	310,060	182,700
DiGi.Com BHD	475,980	540,475
DRB-Hicom BHD	313,300	131,357
Dutch Lady Milk Industries BHD	9,900	145,364
Eastern & Oriental BHD	217,767	78,699
Eco World Development Group BHD (A)	409,600	154,482
Econpile Holdings BHD	63,000	48,803
Ekovest BHD	351,900	82,404
Evergreen Fibreboard BHD	202,650	34,740
Felda Global Ventures Holdings BHD (B)	585,500	260,897
30	JOHN HANCOCK Emerging Markets Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Malaysia (continued)
Fraser & Neave Holdings BHD	4,500	$28,257
Gabungan AQRS BHD (A)	58,500	28,509
Gadang Holdings BHD	194,300	51,756
Gamuda BHD	229,500	274,700
Gas Malaysia BHD	132,500	87,207
Genting BHD	528,500	1,139,398
Genting Malaysia BHD (B)	309,400	385,632
Genting Plantations BHD	31,200	79,995
George Kent Malaysia BHD	92,000	78,404
Globetronics Technology BHD	84,980	132,821
GuocoLand Malaysia BHD	183,100	50,815
Hai-O Enterprise BHD	60,900	77,367
HAP Seng Consolidated BHD	326,639	771,433
Hartalega Holdings BHD	180,800	423,582
Heineken Malaysia BHD	83,300	358,786
Hengyuan Refining Company BHD (A)	67,000	172,912
HeveaBoard BHD	135,300	42,407
Hibiscus Petroleum BHD (A)	246,000	43,667
Hock Seng LEE BHD	142,592	51,239
Hong Leong Bank BHD (B)	59,634	221,147
Hong Leong Financial Group BHD	61,761	242,501
Hong Leong Industries BHD	59,800	135,395
Hovid BHD (A)	328,500	29,357
Hua Yang BHD	156,021	23,087
Hume Industries BHD	67,932	36,170
I-BHD	62,100	8,205
IHH Healthcare BHD	109,500	151,174
IJM Corp. BHD	983,060	742,694
IJM Plantations BHD	126,600	87,158
Inari Amertron BHD	485,324	385,126
Insas BHD	210,474	49,322
IOI Corp. BHD (B)	414,700	452,851
IOI Properties Group BHD	426,071	196,820
Iris Corp. BHD (A)	481,000	17,690
JAKS Resources BHD (A)	100,800	34,499
Jaya Tiasa Holdings BHD	146,505	39,017
JCY International BHD	249,600	28,077
Karex BHD	75,000	26,390
Keck Seng Malaysia BHD	224,850	251,278
Kenanga Investment Bank BHD	312,317	41,764
Kerjaya Prospek Group BHD	36,100	35,508
Kian JOO CAN Factory BHD	306,700	224,347
Kim Loong Resources BHD	37,800	38,752
Kimlun Corp. BHD	100,318	56,959
KNM Group BHD (A)	816,270	46,987
Kossan Rubber Industries	175,000	328,979
KPJ Healthcare BHD	1,054,000	250,230
Kretam Holdings BHD	140,100	18,851
KSL Holdings BHD (A)	270,010	77,908
Kuala Lumpur Kepong BHD (B)	40,758	243,042
Kumpulan Fima BHD	93,300	37,880
Kumpulan Perangsang Selangor BHD	78,800	25,304
Lafarge Malaysia BHD (A)	116,800	196,294
Land & General BHD	1,323,140	69,854
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Emerging Markets Fund	31

	Shares	Value
Malaysia (continued)
Landmarks BHD (A)	232,900	$40,815
LBS Bina Group BHD	130,500	71,850
Lii Hen Industries BHD	38,700	35,145
Lingkaran Trans Kota Holdings BHD	80,200	116,796
Lion Industries Corp. BHD (A)	73,400	23,569
LPI Capital BHD	39,500	174,823
Magni-Tech Industries BHD	31,300	48,323
Magnum BHD	294,600	128,242
Mah Sing Group BHD	440,112	163,439
Malakoff Corp. BHD	223,600	50,911
Malayan Banking BHD (B)	487,086	1,102,383
Malayan Flour Mills BHD	126,800	58,099
Malaysia Airports Holdings BHD	171,288	346,294
Malaysia Building Society BHD	487,877	132,764
Malaysia Marine and Heavy Engineering Holdings BHD (A)	68,200	14,060
Malaysian Pacific Industries BHD	52,638	167,280
Malaysian Resources Corp. BHD	684,000	179,310
Malton BHD	89,200	20,848
Matrix Concepts Holdings BHD	319,478	171,902
Maxis BHD	255,985	371,080
MBM Resources BHD	151,150	78,664
Media Chinese International, Ltd.	286,200	28,675
Media Prima BHD (B)	418,980	66,228
Mega First Corp. BHD	45,200	39,335
MISC BHD (B)	201,650	348,820
Mitrajaya Holdings BHD	142,500	30,118
MK Land Holdings BHD (A)	446,700	26,857
MKH BHD	164,232	71,531
MMC Corp. BHD	403,600	197,641
MNRB Holdings BHD (A)	82,650	46,819
MPHB Capital BHD (A)	145,400	45,445
Mudajaya Group BHD (A)	232,800	56,491
Muhibbah Engineering M BHD	185,000	126,365
Mulpha International BHD (A)	74,070	47,154
My EG Services BHD (B)	803,350	417,277
Naim Holdings BHD (A)	93,500	24,526
NTPM Holdings BHD	145,500	24,591
OCK Group BHD (A)	98,000	20,878
Oldtown BHD	159,600	101,953
Oriental Holdings BHD	225,920	363,175
OSK Holdings BHD	576,817	152,588
Padini Holdings BHD	198,900	245,613
Panasonic Manufacturing Malaysia BHD	10,900	105,344
Pantech Group Holdings BHD	69,792	10,848
Paramount Corp. BHD	56,600	24,232
Parkson Holdings BHD (A)	205,145	27,411
Pentamaster Corp. BHD (A)	65,936	39,319
Perdana Petroleum BHD (A)(D)	61,487	9,708
PESTECH International BHD	94,700	38,952
Petron Malaysia Refining & Marketing BHD (B)	19,800	56,003
Petronas Chemicals Group BHD (B)	368,600	666,867
Petronas Dagangan BHD (B)	32,500	192,519
Petronas Gas BHD (B)	89,600	347,815
Pharmaniaga BHD	12,000	10,898
32	JOHN HANCOCK Emerging Markets Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Malaysia (continued)
PIE Industrial BHD	20,600	$10,317
Pos Malaysia BHD	55,000	71,398
Power Root BHD	71,000	34,170
PPB Group BHD	63,500	259,132
Press Metal Aluminium Holdings BHD (B)	283,400	360,448
Protasco BHD	116,975	30,074
Public Bank BHD	408,860	1,988,329
QL Resources BHD	285,790	293,489
RHB Bank BHD	135,162	161,811
Rimbunan Sawit BHD (A)	338,000	31,059
Salcon BHD (A)	290,594	30,687
Salutica BHD	61,000	20,799
Sam Engineering & Equipment M BHD	9,300	16,948
Sapura Energy BHD	1,638,257	502,026
Sarawak Oil Palms BHD	117,242	120,583
Scicom MSC BHD	29,300	11,825
Scientex BHD	99,600	209,335
Scomi Group BHD (A)	346,400	12,414
SEG International BHD (A)	33,942	5,349
Selangor Dredging BHD	226,100	56,595
Selangor Properties BHD	18,300	20,709
Shangri-La Hotels Malaysia BHD	36,700	46,030
SHL Consolidated BHD	113,500	76,296
Sime Darby BHD	243,174	139,849
Sime Darby Plantation BHD (A)	243,174	297,910
Sime Darby Property BHD (A)	243,174	71,356
SKP Resources BHD	191,500	96,146
SP Setia BHD Group (B)	163,163	139,316
Star Media Group BHD	119,300	38,869
Sumatec Resources BHD (A)	422,000	4,678
Sunway BHD	580,276	231,931
Sunway Construction Group BHD	139,762	81,937
Supermax Corp. BHD	231,700	107,220
Suria Capital Holdings BHD	196,400	91,388
Syarikat Takaful Malaysia BHD	226,300	194,858
TA Ann Holdings BHD	74,808	64,004
TA Enterprise BHD	567,900	85,545
TA Global BHD	678,340	60,343
Taliworks Corp. BHD	72,600	19,044
Tambun Indah Land BHD	159,800	39,914
Tan Chong Motor Holdings BHD	191,600	70,670
Tasek Corp. BHD	5,400	16,370
TDM BHD	233,854	27,158
Telekom Malaysia BHD (B)	162,056	238,913
Tenaga Nasional BHD	418,300	1,582,872
TH Plantations BHD	185,160	47,979
Thong Guan Industries BHD	9,900	10,253
Time dotCom BHD	292,340	654,941
Tiong NAM Logistics Holdings	107,610	35,151
Top Glove Corp. BHD	242,500	399,768
Tropicana Corp. BHD	334,535	73,773
TSH Resources BHD	395,200	159,669
Tune Protect Group BHD	189,200	46,826
Uchi Technologies BHD	116,230	99,412
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Emerging Markets Fund	33

	Shares	Value
Malaysia (continued)
UEM Edgenta BHD	210,900	$137,164
UEM Sunrise BHD (A)	549,866	141,297
UMW Holdings BHD (A)	121,900	156,992
UMW Oil & Gas Corp. BHD (A)	656,631	53,168
Unisem M BHD	276,620	242,734
United Malacca BHD	112,550	181,727
United Plantations BHD	24,700	169,755
United U-Li Corp. BHD	54,400	54,009
UOA Development BHD	324,500	192,471
Uzma BHD (A)	51,400	18,701
ViTrox Corp. BHD	32,600	43,526
VS Industry BHD	378,585	293,042
WCT Holdings BHD (A)(B)	277,609	104,630
Wellcall Holdings BHD	281,550	110,186
Westports Holdings BHD (B)	299,900	252,088
WTK Holdings BHD	97,600	18,262
Yinson Holdings BHD	163,100	153,074
YNH Property BHD (A)	186,890	62,977
YTL Corp. BHD	1,807,430	518,011
YTL Power International BHD (B)	341,980	96,154
Zhulian Corp. BHD	71,300	31,512
Malta 0.0%		297,132
Brait SE (A)	87,619	297,132
Mexico 3.7%		42,509,677
Alfa SAB de CV, Class A	1,333,468	1,481,222
Alpek SAB de CV (B)	197,876	249,002
Alsea SAB de CV (B)	193,973	641,402
America Movil SAB de CV, Series L (B)	6,641,335	5,687,945
Arca Continental SAB de CV (B)	62,135	425,322
Axtel SAB de CV (A)(B)	417,171	89,769
Banregio Grupo Financiero SAB de CV	134,234	733,293
Bio Pappel SAB de CV (A)	18,527	21,296
Bolsa Mexicana de Valores SAB de CV	102,532	175,241
Cemex SAB de CV (A)(B)	1,135,961	867,432
Cemex SAB de CV, ADR (A)	127,110	964,765
Coca-Cola Femsa SAB de CV, ADR (B)	4,980	340,931
Coca-Cola Femsa SAB de CV, Series L (B)	24,051	165,174
Consorcio ARA SAB de CV	324,942	118,921
Controladora Vuela Cia de Aviacion SAB de CV, ADR (A)(B)	6,795	62,174
Controladora Vuela Cia de Aviacion SAB de CV, Class A (A)(B)	93,501	85,247
Corp. Inmobiliaria Vesta SAB de CV	187,401	235,921
Credito Real SAB de CV	77,564	113,671
Dine SAB de CV (A)	103,700	61,212
El Puerto de Liverpool SAB de CV, Series C1 (B)	20,777	140,448
Elementia SAB de CV (A)(B)(C)	22,179	28,528
Fomento Economico Mexicano SAB de CV	100,578	906,301
Fomento Economico Mexicano SAB de CV, ADR	980	88,171
Genomma Lab Internacional SAB de CV, Class B (A)(B)	265,710	315,256
Gentera SAB de CV (B)	460,069	419,947
Gruma SAB de CV, Class B	76,182	943,733
Grupo Aeromexico SAB de CV (A)(B)	130,793	223,192
Grupo Aeroportuario del Centro Norte SAB de CV	103,231	521,718
Grupo Aeroportuario del Pacifico SAB de CV, ADR	14,159	1,409,528
34	JOHN HANCOCK Emerging Markets Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Mexico (continued)
Grupo Aeroportuario del Sureste SAB de CV, ADR	4,791	$858,116
Grupo Bimbo SAB de CV, Series A (B)	263,427	616,472
Grupo Carso SAB de CV, Series A1 (B)	234,568	746,433
Grupo Cementos de Chihuahua SAB de CV (B)	59,773	299,745
Grupo Comercial Chedraui SA de CV	123,840	242,229
Grupo Elektra SAB de CV (B)	12,992	551,851
Grupo Famsa SAB de CV, Class A (A)	78,525	44,666
Grupo Financiero Banorte SAB de CV, Series O	232,091	1,363,142
Grupo Financiero Inbursa SAB de CV, Series O (B)	288,908	509,441
Grupo Financiero Interacciones SA de CV, Series O	40,248	184,748
Grupo Financiero Santander Mexico SAB de CV, Class B	299,836	487,199
Grupo GICSA SA de CV (A)	83,892	45,153
Grupo Gigante SAB de CV (A)	168,900	348,039
Grupo Herdez SAB de CV	112,654	258,495
Grupo Hotelero Santa Fe SAB de CV (A)	18,463	9,858
Grupo Industrial Saltillo SAB de CV	107,600	186,501
Grupo KUO SAB de CV, Series B	206,101	442,392
Grupo Lala SAB de CV (B)	126,849	191,616
Grupo Mexico SAB de CV, Series B (B)	1,227,284	3,839,554
Grupo Pochteca SAB de CV (A)	20,836	9,906
Grupo Rotoplas SAB de CV (A)	17,102	26,614
Grupo Sanborns SAB de CV	229,054	243,741
Grupo Simec SAB de CV, Series B (A)	47,661	166,115
Grupo Sports World SAB de CV (A)	27,369	26,421
Grupo Televisa SAB (B)	573,854	2,152,821
Hoteles City Express SAB de CV (A)	102,404	123,093
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV (A)	115,901	213,017
Industrias Bachoco SAB de CV, Series B	75,042	363,992
Industrias CH SAB de CV, Series B (A)(B)	87,037	394,431
Industrias Penoles SAB de CV	50,219	1,053,391
Infraestructura Energetica Nova SAB de CV	111,005	606,934
Kimberly-Clark de Mexico SAB de CV, Class A (B)	414,558	743,017
La Comer SAB de CV (A)	300,695	297,707
Maxcom Telecomunicaciones Sab de CV (A)(B)	7,567	3,845
Megacable Holdings SAB de CV	121,409	514,429
Mexichem SAB de CV (B)	432,705	1,125,930
Minera Frisco SAB de CV, Series A1 (A)(B)	314,174	202,311
Nemak SAB de CV (C)	65,089	47,712
Organizacion Cultiba SAB de CV (B)	44,034	36,295
Organizacion Soriana SAB de CV, Series B (A)	1,204,274	2,603,046
Promotora y Operadora de Infraestructura SAB de CV	53,449	540,652
Promotora y Operadora de Infraestructura SAB de CV, L Shares	4,040	32,255
Qualitas Controladora SAB de CV	111,100	202,405
Rassini SAB de CV	20,961	77,488
Rassini SAB de CV, Class A	28,100	55,792
Telesites SAB de CV (A)(B)	203,152	160,798
TV Azteca SAB de CV (B)	590,813	110,331
Unifin Financiera SAB de CV (B)	25,068	82,044
Vitro SAB de CV, Series A (B)	52,549	197,392
Wal-Mart de Mexico SAB de CV	573,175	1,353,340
Netherlands 0.0%		471,096
VEON, Ltd.	116,608	471,096
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Emerging Markets Fund	35

	Shares	Value
Peru 0.2%		$2,794,340
Cementos Pacasmayo SAA, ADR	4,994	63,424
Cia de Minas Buenaventura SAA, ADR	21,714	303,779
Credicorp, Ltd.	11,340	2,393,080
Fossal SAA, ADR (A)	633	587
Grana y Montero SAA, ADR (A)	11,010	33,470
Philippines 1.3%		15,465,714
Aboitiz Equity Ventures, Inc.	210,020	292,234
Aboitiz Power Corp.	209,900	164,223
Alliance Global Group, Inc. (A)	783,500	243,886
Alsons Consolidated Resources, Inc.	629,000	16,901
Alsons Consolidated Resources, Inc. (D)	3,145	1,120
Apex Mining Company, Inc. (A)	520,000	17,163
Atlas Consolidated Mining & Development Corp. (A)	664,800	64,854
Ayala Corp.	44,140	900,274
Ayala Land, Inc.	802,700	684,052
Bank of the Philippine Islands	67,455	137,907
BDO Unibank, Inc.	158,812	460,606
Belle Corp.	1,714,000	125,062
Bloomberry Resorts Corp. (A)	852,700	179,503
Cebu Air, Inc.	105,830	211,931
Century Pacific Food, Inc.	46,650	14,368
China Banking Corp.	353,435	234,582
Cirtek Holdings Philippines Corp.	17,900	15,113
COL Financial Group, Inc.	10,000	3,099
Cosco Capital, Inc.	972,300	143,927
D&L Industries, Inc.	795,300	177,210
DMCI Holdings, Inc.	1,290,200	385,342
DoubleDragon Properties Corp. (A)	87,510	65,245
East West Banking Corp.	103,100	68,768
EEI Corp. (A)	180,500	39,511
Emperador, Inc.	709,200	103,975
Empire East Land Holdings, Inc. (A)	2,941,000	39,289
Energy Development Corp.	715,198	80,434
Filinvest Land, Inc.	4,536,750	164,117
First Gen Corp.	528,400	183,928
First Philippine Holdings Corp.	146,190	179,885
Globe Telecom, Inc.	6,725	245,163
GT Capital Holdings, Inc.	11,430	261,867
Integrated Micro-Electronics, Inc.	80,200	30,967
International Container Terminal Services, Inc.	186,990	397,046
JG Summit Holdings, Inc.	541,120	743,066
Jollibee Foods Corp.	89,610	434,636
Leisure & Resorts World Corp.	221,000	16,123
Lepanto Consolidated Mining Company, Class B (A)	3,304,363	9,996
Lopez Holdings Corp.	1,894,000	215,723
LT Group, Inc.	533,500	206,441
Manila Electric Company	76,360	478,250
Manila Water Company, Inc.	401,900	226,873
Max's Group, Inc.	98,300	35,296
Megawide Construction Corp. (A)	201,170	69,417
Megaworld Corp.	2,913,600	309,705
Melco Resorts and Entertainment Philippines Corp. (A)	429,700	63,612
Metro Pacific Investments Corp.	2,362,800	315,261
36	JOHN HANCOCK Emerging Markets Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Philippines (continued)
Metro Retail Stores Group, Inc.	118,000	$9,069
Metropolitan Bank & Trust Company	90,904	173,506
Nickel Asia Corp.	203,800	24,699
Pepsi-Cola Products Philippines, Inc.	1,461,000	68,888
Petron Corp.	1,157,700	221,833
Philex Mining Corp.	67,800	8,065
Philippine National Bank (A)	329,590	376,890
Philweb Corp. (A)	251,040	44,356
Phinma Energy Corp.	644,000	19,894
Phoenix Petroleum Philippines, Inc.	51,100	12,194
PLDT, Inc.	26,755	786,429
Premium Leisure Corp.	1,553,000	40,808
Puregold Price Club, Inc.	152,100	148,529
RFM Corp.	101,000	9,878
Rizal Commercial Banking Corp.	271,960	305,056
Robinsons Land Corp.	713,250	323,632
Robinsons Retail Holdings, Inc.	96,610	186,444
San Miguel Corp.	296,644	659,950
Security Bank Corp.	69,417	345,817
Semirara Mining & Power Corp.	298,920	214,093
SM Investments Corp.	6,460	124,505
SM Prime Holdings, Inc.	622,204	448,977
SSI Group, Inc. (A)	197,000	12,744
STI Education Systems Holdings, Inc.	571,000	19,670
The Philippine Stock Exchange, Inc.	20,064	95,784
Top Frontier Investment Holdings, Inc. (A)	25,432	144,639
Travellers International Hotel Group, Inc.	192,400	14,952
Union Bank of the Philippines	344,401	595,629
Universal Robina Corp.	109,530	289,615
Vista Land & Lifescapes, Inc.	2,280,800	272,975
Xurpas, Inc.	112,100	8,243
Poland 1.8%		20,318,642
Agora SA (A)	45,987	211,312
Alior Bank SA (A)	27,522	561,442
Amica SA	1,682	62,232
AmRest Holdings SE (A)	865	89,371
Apator SA	6,846	55,335
Asseco Poland SA	35,138	441,832
Bank Handlowy w Warszawie SA	6,858	141,860
Bank Millennium SA (A)	157,554	365,053
Bank Pekao SA	15,031	545,587
Bank Zachodni WBK SA	3,241	340,292
Bioton SA (A)	45,261	48,154
Boryszew SA (A)	80,141	218,300
Budimex SA	4,545	258,578
CCC SA	6,859	466,654
CD Projekt SA (B)	32,056	922,887
Ciech SA (A)	24,004	383,658
ComArch SA	2,066	105,508
Cyfrowy Polsat SA	49,017	346,350
Emperia Holding SA (A)	4,545	127,005
Enea SA	81,725	275,320
Energa SA	62,040	212,354
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Emerging Markets Fund	37

	Shares	Value
Poland (continued)
Eurocash SA (B)	25,156	$195,938
Fabryki Mebli Forte SA	15,374	259,464
Famur SA (A)	43,571	65,555
Firma Oponiarska Debica SA	4,011	111,190
Getin Holding SA (A)	269,086	118,747
Getin Noble Bank SA (A)	162,956	69,782
Globe Trade Centre SA	17,732	45,862
Grupa Azoty SA	12,764	257,731
Grupa Kety SA	7,236	792,580
Grupa Lotos SA	44,695	712,788
Impexmetal SA (A)	49,881	60,753
ING Bank Slaski SA (A)	4,150	239,542
Inter Cars SA	1,766	136,835
Jastrzebska Spolka Weglowa SA (A)	14,941	379,084
KGHM Polska Miedz SA	31,303	945,248
KRUK SA	4,111	328,843
LC Corp. SA	212,235	157,939
LPP SA	177	410,510
Lubelski Wegiel Bogdanka SA	4,334	84,195
mBank SA (A)	2,775	369,847
Netia SA	200,590	229,445
Neuca SA	1,618	125,469
Orange Polska SA (A)(B)	182,240	281,652
Orbis SA	50,376	1,238,314
Pfleiderer Group SA	5,181	51,961
PGE Polska Grupa Energetyczna SA (A)	200,067	676,355
PKP Cargo SA (A)	9,585	153,696
Polnord SA (A)	12,615	27,606
Polski Koncern Naftowy ORLEN SA	72,418	2,276,354
Polskie Gornictwo Naftowe i Gazownictwo SA	208,712	356,933
Powszechna Kasa Oszczednosci Bank Polski SA (A)	81,846	979,586
Powszechny Zaklad Ubezpieczen SA	84,950	1,070,370
Quercus TFI SA (A)	1,139	1,734
Rafako SA (A)	16,996	21,494
Stalprodukt SA	90	12,733
Synthos SA	180,854	243,746
Tauron Polska Energia SA (A)	437,267	384,163
Trakcja SA	14,083	26,848
Vistula Group SA (A)	56,152	62,528
Warsaw Stock Exchange	10,869	133,429
Wawel SA	80	21,902
Zespol Elektrowni Patnow Adamow Konin SA	5,285	20,807
Romania 0.0%		503,229
NEPI Rockcastle PLC	32,400	503,229
Russia 1.3%		14,345,265
Etalon Group PLC, GDR	39,928	135,706
Gazprom PJSC, ADR	263,904	1,180,434
Globaltrans Investment PLC, GDR	7,954	73,214
Lenta, Ltd. (A)	32,277	186,420
LUKOIL PJSC, ADR	23,265	1,294,483
Magnitogorsk Iron & Steel Works PJSC, GDR	56,009	582,530
Mail.Ru Group, Ltd., GDR (A)	3,993	117,233
Mechel PJSC, ADR (A)	20,978	96,918
38	JOHN HANCOCK Emerging Markets Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Russia (continued)
MegaFon PJSC, GDR	24,937	$240,623
MMC Norilsk Nickel PJSC, ADR	38,721	672,541
Novatek PJSC, GDR	4,439	503,220
Novolipetsk Steel PJSC, GDR	20,424	461,993
O'Key Group SA, GDR	7,545	19,883
PhosAgro PJSC, GDR	12,267	184,179
Ros Agro PLC, GDR	4,255	50,788
Rosneft Oil Company PJSC, GDR	126,764	626,346
Rostelecom PJSC, ADR	22,190	136,917
RusHydro PJSC, ADR	234,319	309,443
Sberbank of Russia PJSC, ADR	303,089	5,025,216
Severstal PJSC, GDR	24,703	383,927
Tatneft PJSC, ADR	14,314	667,748
TMK PJSC, GDR	24,035	128,722
VTB Bank PJSC, GDR	394,497	706,937
X5 Retail Group NV, GDR (A)	15,048	559,844
Singapore 0.0%		21,544
Technovator International, Ltd. (A)(B)	84,000	21,544
South Africa 7.1%		81,192,646
Adcock Ingram Holdings, Ltd.	31,630	126,330
Adcorp Holdings, Ltd. (A)	54,688	69,775
Advtech, Ltd.	217,516	257,880
AECI, Ltd.	53,230	361,331
African Oxygen, Ltd.	26,369	49,159
African Phoenix Investments, Ltd. (A)	878,658	41,436
African Rainbow Minerals, Ltd.	46,662	413,765
Afrimat, Ltd.	7,811	15,728
Alexander Forbes Group Holdings, Ltd.	137,624	65,263
Allied Electronics Corp., Ltd., A Shares (A)	52,886	46,244
Alviva Holdings, Ltd.	103,546	143,286
Anglo American Platinum, Ltd. (A)	4,566	121,580
AngloGold Ashanti, Ltd.	20,881	220,246
AngloGold Ashanti, Ltd., ADR	173,142	1,809,334
ArcelorMittal South Africa, Ltd. (A)	224,228	86,367
Ascendis Health, Ltd.	48,188	58,406
Aspen Pharmacare Holdings, Ltd.	65,952	1,471,082
Assore, Ltd.	14,286	309,390
Astral Foods, Ltd.	22,968	370,666
Attacq, Ltd. (A)	177,925	235,062
Aveng, Ltd. (A)	269,593	49,245
AVI, Ltd.	135,148	995,548
Barclays Africa Group, Ltd.	183,510	2,099,297
Barloworld, Ltd. (B)	134,846	1,518,340
Bid Corp., Ltd.	79,126	1,702,151
Blue Label Telecoms, Ltd.	191,781	223,091
Capitec Bank Holdings, Ltd.	11,043	792,687
Cashbuild, Ltd.	10,860	301,208
Caxton and CTP Publishers & Printers, Ltd.	226,989	179,458
City Lodge Hotels, Ltd.	18,231	167,752
Clicks Group, Ltd.	97,551	1,235,268
Clover Industries, Ltd.	78,340	68,884
Consolidated Infrastructure Group, Ltd. (A)	32,430	9,830
Coronation Fund Managers, Ltd.	92,139	488,329
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Emerging Markets Fund	39

	Shares	Value
South Africa (continued)
Curro Holdings, Ltd. (A)	33,036	$99,588
DataTec, Ltd.	97,691	404,176
Discovery, Ltd.	108,904	1,307,600
Distell Group, Ltd.	16,429	154,866
DRDGOLD, Ltd.	236,387	79,512
EOH Holdings, Ltd.	38,259	234,666
Exxaro Resources, Ltd.	80,453	864,091
Famous Brands, Ltd. (A)	33,669	243,522
FirstRand, Ltd.	1,002,096	4,112,089
Gold Fields, Ltd., ADR	433,602	1,834,136
Grand Parade Investments, Ltd.	206,978	41,741
Grindrod, Ltd. (A)	239,427	234,599
Group Five, Ltd.	101,158	88,618
Harmony Gold Mining Company Ltd.	28,439	51,859
Harmony Gold Mining Company, Ltd., ADR	147,546	271,485
Hudaco Industries, Ltd.	18,219	181,841
Hulamin, Ltd.	133,602	63,920
Impala Platinum Holdings, Ltd. (A)(B)	241,686	688,926
Imperial Holdings, Ltd.	75,489	1,255,429
Investec, Ltd.	68,110	472,923
Invicta Holdings, Ltd.	7,431	27,590
Italtile, Ltd.	12,393	11,894
JSE, Ltd.	42,565	413,561
KAP Industrial Holdings, Ltd.	515,194	329,507
Kumba Iron Ore, Ltd.	18,635	441,936
Lewis Group, Ltd.	40,151	71,832
Liberty Holdings, Ltd.	66,373	561,914
Life Healthcare Group Holdings, Ltd.	516,804	989,186
Long4Life, Ltd. (A)	117,678	39,693
Massmart Holdings, Ltd.	54,983	448,164
Merafe Resources, Ltd.	893,075	105,934
Metair Investments, Ltd.	71,247	99,810
MiX Telematics, Ltd., ADR	1,160	13,642
MMI Holdings, Ltd.	528,839	776,511
Mondi, Ltd.	46,456	1,100,708
Mpact, Ltd.	91,886	158,435
Mr. Price Group, Ltd.	72,654	1,104,391
MTN Group, Ltd.	621,979	5,872,086
Murray & Roberts Holdings, Ltd.	185,890	188,048
Nampak, Ltd. (A)	306,956	403,288
Naspers, Ltd., N Shares	16,897	4,534,870
Nedbank Group, Ltd.	75,912	1,276,320
Netcare, Ltd.	371,202	608,707
Northam Platinum, Ltd. (A)	138,490	504,286
Novus Holdings, Ltd.	5,844	2,837
Oceana Group, Ltd.	24,837	148,194
Omnia Holdings, Ltd.	28,347	306,875
Peregrine Holdings, Ltd.	145,865	281,704
Pick n Pay Stores, Ltd.	170,682	791,042
Pioneer Foods Group, Ltd.	40,984	392,149
PPC, Ltd. (A)	784,329	400,261
PSG Group, Ltd.	24,604	520,830
Raubex Group, Ltd.	62,508	85,635
RCL Foods, Ltd.	10,269	11,112
40	JOHN HANCOCK Emerging Markets Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Africa (continued)
Reunert, Ltd.	74,613	$380,559
Rhodes Food Group Pty, Ltd.	46,761	68,252
Royal Bafokeng Platinum, Ltd. (A)	12,312	28,514
Sandown Capital Pty, Ltd. (A)	145,865	38,926
Sanlam, Ltd.	447,859	2,556,824
Santam, Ltd.	17,778	333,850
Sappi, Ltd.	245,551	1,743,144
Sasol, Ltd.	89,278	2,803,927
Shoprite Holdings, Ltd.	136,873	2,273,115
Sibanye Gold, Ltd., ADR (B)	222,043	1,236,780
Spur Corp., Ltd.	52,155	99,909
Stadio Holdings, Ltd. (A)(B)	51,931	32,185
Standard Bank Group, Ltd.	340,391	4,292,694
Stefanutti Stocks Holdings, Ltd. (A)	55,487	11,424
Steinhoff International Holdings NV	459,608	1,886,711
Sun International, Ltd. (A)	42,300	169,185
Super Group, Ltd. (A)	196,035	570,789
Telkom SA SOC, Ltd.	142,718	517,045
The Bidvest Group, Ltd.	135,821	1,901,308
The Foschini Group, Ltd.	103,997	1,198,306
The SPAR Group, Ltd.	78,643	1,087,666
Tiger Brands, Ltd.	40,396	1,228,565
Tiger Wheels, Ltd. (A)(D)	14,267	0
Tongaat Hulett, Ltd.	52,713	409,327
Transaction Capital, Ltd.	74,311	81,969
Trencor, Ltd.	107,179	389,559
Truworths International, Ltd.	204,709	1,189,982
Tsogo Sun Holdings, Ltd.	189,894	300,266
Vodacom Group, Ltd. (B)	65,192	689,349
Wilson Bayly Holmes-Ovcon, Ltd.	22,674	248,058
Woolworths Holdings, Ltd.	381,753	1,612,501
South Korea 17.1%		196,178,111
ABco Electronics Company, Ltd.	2,830	22,057
ABOV Semiconductor Company, Ltd.	2,850	20,995
Ace Technologies Corp. (A)	7,358	28,098
Actoz Soft Company, Ltd. (A)	1,680	24,180
Advanced Nano Products Company, Ltd.	1,831	27,634
Aekyung Petrochemical Company, Ltd.	5,510	82,512
AfreecaTV Company, Ltd.	3,889	69,141
Agabang&Company (A)	7,905	48,166
Ahn-Gook Pharmaceutical Company, Ltd.	1,780	21,234
Ahnlab, Inc.	796	36,792
AJ Networks Company, Ltd.	3,192	24,441
AJ Rent A Car Company, Ltd. (A)	6,629	101,977
Ajin Industrial Company, Ltd. (A)	1,347	8,074
AK Holdings, Inc.	2,279	143,158
ALUKO Company, Ltd.	11,214	35,002
Amorepacific Corp.	4,448	1,265,279
AMOREPACIFIC Group	5,931	804,957
Amotech Company, Ltd. (A)	2,993	130,353
Anapass, Inc.	3,616	69,022
APS Holdings Corp. (A)	2,664	21,544
Asia Cement Company, Ltd.	572	65,998
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Emerging Markets Fund	41

	Shares	Value
South Korea (continued)
ASIA Holdings Company, Ltd.	637	$71,050
Asia Paper Manufacturing Company, Ltd.	1,669	29,005
Asiana Airlines, Inc. (A)	57,330	245,437
Atinum Investment Company, Ltd. (B)	9,444	20,630
AUK Corp. (A)	7,233	19,843
Austem Company, Ltd.	5,882	33,525
Autech Corp.	4,431	40,308
Avaco Company, Ltd.	3,479	22,895
Baiksan Company, Ltd.	4,206	30,055
Barunson Entertainment & Arts Corp. (A)	17,891	32,978
BGF retail Company, Ltd. (D)	4,920	357,613
Binggrae Company, Ltd.	1,949	120,663
Biovill Company, Ltd. (A)	4,344	15,799
Bixolon Company, Ltd.	3,460	20,433
Bluecom Company, Ltd.	4,144	28,049
BNK Financial Group, Inc. (B)	92,864	812,546
Boditech Med, Inc.	2,834	46,653
Bohae Brewery Company, Ltd. (A)	21,260	20,056
BoKwang Industry Company, Ltd.	2,974	16,365
Bookook Securities Company Ltd.	968	23,707
Boryung Pharmaceutical Company, Ltd.	1,940	77,147
Bosung Power Technology Company, Ltd. (A)	9,037	22,750
Brain Contents Company, Ltd. (A)	20,858	17,568
Bubang Company, Ltd. (A)	4,189	13,144
Busan City Gas Company, Ltd.	361	12,207
Byucksan Corp.	8,041	27,539
CammSys Corp. (A)(B)	9,121	20,746
Capro Corp. (A)	10,708	77,188
Caregen Company, Ltd.	362	26,762
Cell Biotech Company, Ltd.	2,474	90,774
Celltrion Pharm, Inc. (A)(B)	2,599	145,450
Celltrion, Inc. (A)(B)	8,110	1,493,688
Chabiotech Company, Ltd. (A)	3,839	50,186
Changhae Ethanol Company, Ltd.	1,231	19,430
Charm Engineering Company, Ltd. (A)	8,898	21,522
Cheil Worldwide, Inc.	11,205	207,406
Chemtronics Company, Ltd. (A)	4,900	28,359
ChinHung International, Inc. (A)	8,076	13,530
Chinyang Holdings Corp.	14,267	40,049
Chokwang Paint, Ltd.	1,999	19,611
Chong Kun Dang Pharmaceutical Corp.	1,234	153,182
Chongkundang Holdings Corp.	716	48,297
Choong Ang Vaccine Laboratory	540	9,092
Chosun Refractories Company, Ltd.	1,126	91,477
Chungdahm Learning, Inc.	1,116	16,056
CJ CGV Company, Ltd. (B)	4,179	274,594
CJ CheilJedang Corp.	3,299	1,216,382
CJ Corp.	5,975	1,078,721
CJ E&M Corp.	5,094	403,321
CJ Freshway Corp.	1,744	58,829
CJ Hello Company, Ltd.	8,932	55,414
CJ Logistics Corp. (A)(B)	1,228	172,208
CJ O Shopping Company, Ltd.	1,636	337,725
CKD Bio Corp.	1,764	36,391
42	JOHN HANCOCK Emerging Markets Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Korea (continued)
Com2uS Corp.	5,400	$625,993
Cosmax BTI, Inc.	1,013	36,002
Cosmax, Inc. (B)	3,077	355,149
Cosmochemical Company, Ltd. (A)(B)	3,900	58,719
COSON Company, Ltd. (A)	1,947	23,670
Coway Company, Ltd.	10,698	943,607
COWELL FASHION Company, Ltd. (A)	4,596	21,833
Crown Confectionery Company, Ltd. (A)	327	4,564
CROWNHAITAI Holdings Company, Ltd.	5,619	85,355
CrucialTec Company, Ltd. (A)	8,240	13,351
CS Wind Corp.	1,377	29,873
CTC BIO, Inc. (A)	2,903	26,970
CTL, Inc. (A)	7,350	19,463
Cuckoo Electronics Company, Ltd.	226	34,468
D.I. Corp.	6,277	29,023
Dae Dong Industrial Company, Ltd.	6,828	49,973
Dae Han Flour Mills Company, Ltd.	390	60,591
Dae Hwa Pharmaceutical Company, Ltd.	1,986	42,140
Dae Hyun Company, Ltd.	5,941	15,755
Dae Won Chemical Company, Ltd. (A)	9,868	23,737
Dae Won Kang Up Company, Ltd.	17,327	62,446
Dae Young Packaging Company, Ltd. (A)	20,178	16,265
Daea TI Company, Ltd. (A)	13,163	21,974
Daechang Forging Company, Ltd.	330	17,435
Daeduck Electronics Company	10,197	95,655
Daeduck GDS Company, Ltd.	8,177	201,092
Daegu Department Store	3,466	39,524
Daehan New Pharm Company, Ltd.	1,865	27,142
Daehan Steel Company, Ltd.	4,069	37,138
Dae-Il Corp. (B)	6,013	46,784
Daekyo Company, Ltd.	7,335	54,055
Daekyung Machinery & Engineering Company, Ltd. (A)	21,005	10,496
Daelim B&Co Company, Ltd.	2,884	19,342
Daelim C&S Company, Ltd.	1,406	16,272
Daelim Industrial Company, Ltd.	8,435	642,337
Daeryuk Can Company, Ltd. (B)	5,701	33,688
Daesang Corp.	6,906	170,787
Daesang Holdings Company, Ltd.	8,580	80,577
Daesung Energy Company, Ltd.	3,360	19,180
Daesung Holdings Company, Ltd.	1,757	13,806
Daewon Cable Company, Ltd. (A)	9,500	9,853
Daewon Pharmaceutical Company, Ltd.	5,984	109,947
Daewon San Up Company, Ltd.	1,661	13,141
Daewoo Engineering & Construction Company, Ltd. (A)	30,819	159,275
Daewoo Shipbuilding & Marine Engineering Company, Ltd. (A)	2,944	48,559
Daewoong Company, Ltd.	5,720	91,451
Daewoong Pharmaceutical Company, Ltd.	276	34,617
Daihan Pharmaceutical Company, Ltd.	1,745	68,292
Daishin Securities Company, Ltd.	12,312	166,377
Danal Company, Ltd. (A)	4,282	19,752
Daou Data Corp.	7,783	73,180
Daou Technology, Inc.	12,913	226,968
Dasan Networks, Inc. (A)(B)	3,196	18,439
Dawonsys Company, Ltd. (B)	1,466	17,581
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Emerging Markets Fund	43

	Shares	Value
South Korea (continued)
Dayou Automotive Seat Technology Company, Ltd.	29,372	$30,935
DB Financial Investment Company, Ltd. (A)	20,031	77,462
DB HiTek Company, Ltd. (A)	14,263	176,651
DB Insurance Company, Ltd.	20,271	1,280,087
DB, Inc. (A)	15,825	10,643
DCM Corp.	1,699	19,753
Deutsch Motors, Inc. (A)	4,260	22,330
DGB Financial Group, Inc.	49,363	453,687
DHP Korea Company, Ltd	2,530	19,289
Digital Chosun Company, Ltd.	10,376	19,215
Digital Power Communications Company, Ltd.	11,622	44,780
DIO Corp. (A)	1,911	58,410
Display Tech Company, Ltd.	7,596	26,530
DMS Company, Ltd.	7,271	47,966
DNF Company, Ltd. (A)	3,282	48,275
Dong A Eltek Company, Ltd.	2,865	36,687
Dong Ah Tire & Rubber Company, Ltd. (A)	1,936	22,238
Dong-A Socio Holdings Company, Ltd.	704	82,609
Dong-A ST Company, Ltd.	1,024	96,235
Dong-A Steel Technology Company, Ltd.	2,376	15,087
Dong-Ah Geological Engineering Company, Ltd.	2,970	33,890
Dongbang Transport Logistics Company, Ltd.	12,725	19,329
Dongbu Corp. (A)	1,658	16,802
Dongbu Steel Company, Ltd. (A)	2,567	14,246
Dong-Il Corp.	789	39,034
Dongil Industries Company, Ltd.	659	39,517
Dongjin Semichem Company, Ltd. (B)	13,536	275,856
DongKook Pharmaceutical Company, Ltd.	531	30,233
Dongkuk Industries Company, Ltd.	10,593	40,731
Dongkuk Steel Mill Company, Ltd.	22,605	234,047
Dongkuk Structures & Construction Company, Ltd. (B)	6,060	30,311
Dongsuh Companies, Inc.	2,572	70,728
Dongsung Chemical Company, Ltd.	1,620	24,084
DONGSUNG Corp.	15,210	79,861
Dongsung Finetec Company, Ltd.	3,975	18,684
Dongsung Pharmaceutical Company, Ltd. (A)	5,006	23,141
Dongwha Enterprise Company, Ltd.	710	22,670
Dongwha Pharmaceutical Company, Ltd.	6,493	61,559
Dongwon Development Company, Ltd.	13,858	65,815
Dongwon F&B Company, Ltd.	369	80,064
Dongwon Industries Company, Ltd.	472	139,968
Dongwon Systems Corp. (B)	1,235	55,596
Dongyang E&P, Inc.	1,940	22,135
Dongyang Steel Pipe Company, Ltd. (A)	16,918	17,681
Doosan Corp.	2,451	284,998
Doosan Engine Company, Ltd. (A)	9,858	45,244
Doosan Heavy Industries & Construction Company, Ltd. (B)	22,347	337,689
Doosan Infracore Company, Ltd. (A)	68,615	563,829
DoubleUGames Company, Ltd.	845	41,171
Douzone Bizon Company, Ltd. (B)	10,064	318,264
DRB Holding Company, Ltd.	7,003	50,594
DST ROBOT Company, Ltd. (A)	10,248	20,718
DTR Automotive Corp.	1,408	44,774
Duksan Hi-Metal Company, Ltd. (A)	1,504	11,621
44	JOHN HANCOCK Emerging Markets Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Korea (continued)
DY Corp.	8,288	$55,150
DY POWER Corp.	1,456	27,692
e Tec E&C, Ltd.	625	77,370
E1 Corp.	1,099	58,914
Eagon Industrial, Ltd.	4,424	38,616
Easy Bio, Inc.	20,602	118,811
EcoBio Holdings Company, Ltd. (A)(B)	2,205	19,636
Ecopro Company, Ltd. (A)(B)	3,440	118,004
Ehwa Technologies Information Company, Ltd. (A)	53,474	17,232
Elentec Company, Ltd.	2,738	11,871
e-LITECOM Company, Ltd.	2,713	18,231
E-MART, Inc.	3,829	967,123
Emerson Pacific, Inc. (A)	682	17,105
EM-Tech Company, Ltd.	2,998	49,684
Enex Company, Ltd.	5,367	10,676
ENF Technology Company, Ltd. (B)	4,942	113,650
Eo Technics Company, Ltd.	1,202	106,202
Estechpharma Company Ltd.	2,629	29,832
E-TRON Company, Ltd. (A)	32,140	8,134
Eugene Corp.	15,089	72,337
Eugene Investment & Securities Company, Ltd. (A)	26,505	87,101
Eugene Technology Company, Ltd.	2,908	59,003
Eusu Holdings Company, Ltd.	2,707	16,333
EVERDIGM Corp.	4,305	38,648
F&F Company, Ltd.	2,178	91,488
Farmsco	4,065	46,396
FarmStory Company, Ltd. (A)	16,510	20,682
Feelux Company, Ltd.	6,202	15,981
Fila Korea, Ltd.	2,888	211,752
Fine Technix Company, Ltd.	8,732	23,052
Foosung Company, Ltd. (A)(B)	23,819	223,374
Fursys, Inc.	1,610	48,856
Gamevil, Inc. (A)	1,009	67,328
Gaon Cable Company, Ltd.	563	11,657
Genic Company, Ltd. (A)	2,686	33,753
GIIR, Inc.	666	6,859
Global Display Company, Ltd. (A)	4,255	8,189
GNCO Company, Ltd. (A)(B)	14,824	39,519
GOLFZON Company, Ltd.	966	41,012
GOLFZONNEWDIN Company, Ltd.	7,428	38,199
Grand Korea Leisure Company, Ltd.	9,071	271,949
Green Cross Corp.	507	100,694
Green Cross Holdings Corp.	4,153	149,927
GS Engineering & Construction Corp. (A)(B)	14,904	375,126
GS Global Corp. (A)	21,478	59,722
GS Holdings Corp.	27,599	1,556,542
GS Home Shopping, Inc.	777	152,007
GS Retail Company, Ltd.	6,574	238,843
G-SMATT GLOBAL Company, Ltd. (A)(B)	3,680	46,269
Gwangju Shinsegae Company, Ltd.	248	53,065
Haesung Optics Company, Ltd. (A)	3,586	16,776
Halla Corp. (A)	9,672	36,611
Halla Holdings Corp.	3,387	206,923
Han Kuk Carbon Company, Ltd. (B)	14,912	78,130
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Emerging Markets Fund	45

	Shares	Value
South Korea (continued)
Hana Financial Group, Inc.	48,397	$2,112,318
Hana Micron, Inc. (A)	4,181	23,106
Hana Tour Service, Inc.	1,712	168,676
Hancom MDS, Inc.	2,412	40,904
Hancom, Inc.	4,601	71,863
Handok, Inc.	942	23,413
Handsome Company, Ltd.	4,897	149,979
Hanil Cement Company, Ltd.	1,293	184,423
Hanjin Heavy Industries & Construction Company, Ltd. (A)	22,470	77,064
Hanjin Heavy Industries & Construction Holdings Company, Ltd. (A)	7,525	29,441
Hanjin Kal Corp. (A)	10,738	192,369
Hanjin Transportation Company, Ltd.	3,281	82,496
Hankook Cosmetics Company, Ltd. (A)(B)	2,811	50,858
Hankook Shell Oil Company, Ltd.	256	93,883
Hankook Tire Company, Ltd.	21,386	1,057,378
Hankuk Glass Industries, Inc.	535	18,034
Hankuk Paper Manufacturing Company, Ltd.	2,439	54,541
Hanmi Pharm Company, Ltd.	1,114	585,283
Hanmi Science Company, Ltd. (A)	1,236	130,283
Hanmi Semiconductor Company, Ltd.	7,032	77,060
HanmiGlobal Company, Ltd.	2,136	18,492
Hanon Systems	39,924	486,605
Hans Biomed Corp.	1,340	30,834
Hansae Company, Ltd. (B)	5,224	137,002
Hansae MK Company, Ltd.	1,588	19,637
Hansae Yes24 Holdings Company, Ltd.	7,184	78,156
Hanshin Construction Company, Ltd.	2,741	47,258
Hansol Chemical Company, Ltd.	3,526	249,173
Hansol Holdings Company, Ltd. (A)	15,348	66,464
Hansol HomeDeco Company, Ltd. (A)	31,708	44,660
Hansol Paper Company, Ltd.	6,940	94,383
Hansol Technics Company, Ltd. (A)	3,158	52,399
Hanssem Company, Ltd.	2,661	450,157
Hanwha Chemical Corp.	30,869	835,179
Hanwha Corp.	22,991	882,098
Hanwha Galleria Timeworld Company, Ltd. (A)	571	23,512
Hanwha General Insurance Company, Ltd.	33,528	267,558
Hanwha Investment & Securities Company, Ltd. (A)	40,374	109,628
Hanwha Life Insurance Company, Ltd.	71,152	489,529
Hanwha Techwin Company, Ltd. (A)(B)	9,140	297,149
Hanyang Eng Company, Ltd.	1,564	20,943
Hanyang Securities Company, Ltd.	3,589	26,457
Harim Company, Ltd. (B)	8,646	24,905
Harim Holdings Company, Ltd.	17,498	60,293
HB Technology Company, Ltd.	15,286	58,666
Heung-A Shipping Company, Ltd. (B)	52,594	46,299
Heungkuk Fire & Marine Insurance Company, Ltd. (A)	8,237	45,399
Hite Jinro Company, Ltd.	7,370	160,821
Hitejinro Holdings Company, Ltd.	5,212	49,193
HMC Investment Securities Company, Ltd.	6,164	64,939
Home Center Holdings Company, Ltd.	9,522	16,132
Homecast Company, Ltd. (A)(B)	2,630	42,261
Hotel Shilla Company, Ltd.	4,381	341,784
HS Industries Company, Ltd. (B)	15,076	146,831
46	JOHN HANCOCK Emerging Markets Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Korea (continued)
HS R&A Company, Ltd.	18,150	$43,787
Huchems Fine Chemical Corp.	5,439	120,335
Hugel, Inc. (A)	547	242,550
Humax Company, Ltd.	7,904	66,608
Humedix Company, Ltd.	844	28,301
Huneed Technologies (A)	2,166	25,009
Huons Company, Ltd. (A)	2,491	201,164
Huons Global Company, Ltd.	2,258	107,527
Husteel Company, Ltd.	1,148	16,685
Huvis Corp.	8,086	62,079
Huvitz Company, Ltd.	2,214	28,765
Hwa Shin Company, Ltd.	6,498	29,358
Hwacheon Machine Tool Company, Ltd.	730	39,337
Hwail Pharm Company, Ltd.	2,270	13,688
Hwangkum Steel & Technology Company, Ltd.	1,756	14,448
HwaSung Industrial Company, Ltd.	4,083	59,815
Hy-Lok Corp.	3,815	86,205
Hyosung Corp.	7,904	986,788
HyosungITX Company, Ltd.	1,716	20,387
Hyundai BNG Steel Company, Ltd.	2,838	30,139
Hyundai Construction Equipment Company, Ltd. (A)	530	90,542
Hyundai Corp.	2,899	54,472
Hyundai Corp. Holdings, Inc.	2,238	32,063
Hyundai Department Store Company, Ltd.	5,348	481,532
Hyundai Development Co-Engineering & Construction (B)	15,866	606,863
Hyundai Electric & Energy System Company, Ltd. (A)	546	59,205
Hyundai Elevator Company, Ltd.	2,374	115,389
Hyundai Engineering & Construction Company, Ltd.	25,953	838,676
Hyundai Engineering Plastics Company, Ltd.	9,361	62,133
Hyundai Glovis Company, Ltd.	5,376	724,282
Hyundai Greenfood Company, Ltd.	10,063	143,559
Hyundai Heavy Industries Company, Ltd. (A)	5,049	691,251
Hyundai Home Shopping Network Corp.	1,012	121,705
Hyundai Hy Communications & Network Company, Ltd.	18,609	62,437
Hyundai Livart Furniture Company, Ltd.	3,536	99,912
Hyundai Marine & Fire Insurance Company, Ltd.	26,885	1,077,151
Hyundai Merchant Marine Company, Ltd. (A)(B)	6,321	34,014
Hyundai Mipo Dockyard Company, Ltd. (A)	2,704	231,531
Hyundai Mobis Company, Ltd.	6,977	1,758,381
Hyundai Motor Company	16,231	2,463,391
Hyundai Pharmaceutical Company, Ltd. (A)	5,541	19,150
Hyundai Robotics Company, Ltd. (A)	1,579	579,929
Hyundai Rotem Company, Ltd. (A)	5,699	98,957
Hyundai Steel Company	19,958	1,104,437
Hyundai Wia Corp. (B)	5,741	357,545
HyVision System, Inc.	1,922	22,938
I Controls, Inc.	1,444	22,705
i3system, Inc.	1,056	22,862
ICD Company, Ltd.	3,475	46,030
IHQ, Inc. (A)	26,766	63,156
Il Dong Holdings Company, Ltd.	722	10,862
Il Dong Pharmaceutical Company, Ltd.	1,961	49,319
Iljin Electric Company, Ltd.	7,159	31,197
Iljin Holdings Company, Ltd.	4,834	24,978
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Emerging Markets Fund	47

	Shares	Value
South Korea (continued)
Ilshin Spinning Company, Ltd.	565	$58,230
Ilsung Pharmaceuticals Company, Ltd.	495	62,699
IM Company, Ltd. (A)	1,313	4,349
iMarketKorea, Inc.	8,736	84,231
InBody Company, Ltd.	4,079	135,064
Industrial Bank of Korea	41,477	606,099
Infinitt Healthcare Company, Ltd. (A)	3,422	20,067
INITECH Company, Ltd. (A)	3,266	18,734
Innocean Worldwide, Inc.	954	68,388
Innox Advanced Materials Company, Ltd. (A)	1,794	146,566
Innox Corp. (A)	772	11,186
Insun ENT Company, Ltd. (A)	5,086	32,131
Intelligent Digital Integrated Security Company, Ltd.	2,466	16,246
Interojo Company, Ltd.	2,789	97,729
Interpark Corp.	1,159	9,836
Interpark Holdings Corp.	19,796	70,946
INTOPS Company, Ltd.	8,844	87,126
Inzi Controls Company, Ltd.	9,850	57,540
Iones Company, Ltd. (A)	1,346	15,379
IS Dongseo Company, Ltd.	7,865	266,130
ISC Company, Ltd.	2,424	43,702
i-SENS, Inc.	2,721	58,746
ISU Chemical Company, Ltd.	2,585	35,896
IsuPetasys Company, Ltd.	6,220	24,818
J.ESTINA Company, Ltd.	2,296	12,899
Jahwa Electronics Company, Ltd.	4,584	117,431
JASTECH, Ltd.	2,906	48,211
Jayjun Cosmetic Company, Ltd. (A)(B)	5,819	40,963
JB Financial Group Company, Ltd.	49,927	274,232
Jcontentree Corp. (A)	11,532	52,287
Jeil Savings Bank (A)(D)	1,850	0
Jeju Air Company, Ltd.	1,117	37,886
Jinro Distillers Company, Ltd.	1,165	39,037
JLS Company, Ltd.	3,270	24,064
Jusung Engineering Company, Ltd. (A)	9,683	118,914
JVM Company, Ltd.	992	56,398
JW Holdings Corp.	7,145	54,197
JW Pharmaceutical Corp.	1,599	67,479
JYP Entertainment Corp. (A)	7,465	82,276
Kakao Corp.	1,501	189,421
Kangnam Jevisco Company, Ltd.	1,435	50,029
Kangwon Land, Inc.	10,549	360,442
KAON Media Company, Ltd.	2,142	23,101
KB Financial Group, Inc.	8,683	479,442
KB Financial Group, Inc., ADR	30,137	1,666,877
KC Cottrell Company, Ltd.	1,034	4,126
KC Green Holdings Company, Ltd.	2,730	13,627
KC Tech Company, Ltd. (D)	4,855	107,071
KCC Corp.	1,761	625,662
KCC Engineering & Construction Company, Ltd.	2,504	18,053
KEC Corp. (A)(B)	24,022	31,872
KEPCO Engineering & Construction Company, Inc. (B)	2,025	33,999
KEPCO Plant Service & Engineering Company, Ltd.	3,334	115,827
Keyang Electric Machinery Company, Ltd.	5,613	24,354
48	JOHN HANCOCK Emerging Markets Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Korea (continued)
KEYEAST Company, Ltd. (A)	40,686	$93,154
KG Chemical Corp.	4,776	82,672
KG Eco Technology Service Company, Ltd.	8,470	31,182
Kginicis Company, Ltd.	3,337	55,874
KGMobilians Company, Ltd.	7,616	57,387
KH Vatec Company, Ltd.	4,141	44,894
Kia Motors Corp.	57,426	1,778,684
KISCO Corp.	1,942	68,778
KISCO Holdings Company, Ltd.	1,061	72,960
Kishin Corp.	3,196	15,064
KISWIRE, Ltd.	2,270	73,657
KIWOOM Securities Company, Ltd.	3,242	246,309
KleanNara Company, Ltd. (A)(B)	9,099	36,031
KMH Company, Ltd. (A)	5,127	48,302
Kodaco Company, Ltd.	14,736	43,098
Koentec Company, Ltd.	13,410	65,708
Koh Young Technology, Inc.	2,325	187,477
Kolmar BNH Company, Ltd.	2,132	62,843
Kolon Corp. (B)	1,591	100,400
Kolon Global Corp.	2,729	27,369
Kolon Industries, Inc.	4,945	379,692
Kolon Plastic, Inc.	3,135	23,472
Komipharm International Company, Ltd. (A)	3,085	110,454
KONA I Company, Ltd. (A)	4,712	51,904
Kook Soon Dang Brewery Company, Ltd.	6,299	35,446
Kopla Company, Ltd.	1,818	8,106
Korea Aerospace Industries, Ltd. (B)	18,834	868,521
Korea Alcohol Industrial Company, Ltd.	4,535	32,948
Korea Autoglass Corp.	3,257	51,797
Korea Cast Iron Pipe Industries Company, Ltd.	2,525	22,949
Korea Circuit Company, Ltd.	3,844	62,060
Korea District Heating Corp.	985	66,897
Korea Electric Power Corp.	23,234	804,313
Korea Electric Power Corp., ADR (B)	24,906	434,610
Korea Electric Terminal Company, Ltd.	1,850	116,097
Korea Electronic Certification Authority, Inc.	3,760	21,769
Korea Electronic Power Industrial Development Company, Ltd. (B)	9,265	36,787
Korea Flange Company, Ltd.	2,865	26,881
Korea Fuel-Tech Corp.	3,543	13,831
Korea Gas Corp. (A)	7,239	294,824
Korea Information & Communications Company, Ltd. (A)	4,786	49,068
Korea Information Certificate Authority, Inc.	3,992	19,319
Korea Investment Holdings Company, Ltd.	11,169	704,122
Korea Kolmar Company, Ltd. (B)	4,799	382,151
Korea Kolmar Holdings Company, Ltd.	988	42,558
Korea Line Corp. (A)(B)	5,231	119,719
Korea Materials & Analysis Corp. (A)	1,354	17,434
Korea Petrochemical Industrial Company, Ltd. (B)	1,376	307,817
Korea United Pharm, Inc.	1,983	54,691
Korea Zinc Company, Ltd.	1,690	757,575
Korean Air Lines Company, Ltd. (A)	22,013	637,282
Korean Reinsurance Company, Ltd.	26,551	264,881
Kortek Corp.	3,512	54,066
KPX Chemical Company, Ltd.	1,060	67,766
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Emerging Markets Fund	49

	Shares	Value
South Korea (continued)
KSS LINE, Ltd.	5,034	$41,905
KT Corp.	5,722	160,992
KT Hitel Company, Ltd. (A)	5,175	27,107
KT Skylife Company, Ltd.	13,022	158,124
KT Submarine Company, Ltd.	4,928	20,920
KT&G Corp.	12,303	1,383,766
KTB Investment & Securities Company, Ltd. (A)	10,608	34,607
KTCS Corp.	7,253	15,646
Ktis Corp.	6,187	18,091
Kukbo Design Company, Ltd.	1,148	19,868
Kukdo Chemical Company, Ltd.	1,295	78,011
Kukdong Oil & Chemicals Company, Ltd.	2,025	5,965
Kumho Electric Company, Ltd. (A)	2,600	18,863
Kumho Industrial Company, Ltd.	4,612	42,009
Kumho Petrochemical Company, Ltd.	5,209	429,610
Kumho Tire Company, Inc. (A)(B)	37,749	241,760
Kumkang Kind Company, Ltd.	1,697	47,742
Kwang Dong Pharmaceutical Company, Ltd.	11,179	91,406
Kwang Myung Electric Company, Ltd. (A)	8,658	20,136
Kwangju Bank Company, Ltd.	9,605	104,557
Kyeryong Construction Industrial Company, Ltd. (A)	2,159	34,102
Kyobo Securities Company, Ltd.	8,618	75,919
Kyongbo Pharmaceutical Company, Ltd.	1,922	23,614
Kyung Dong Navien Company, Ltd.	1,152	50,391
Kyung Nam Pharm Company, Ltd. (A)	2,808	31,698
Kyungbang, Ltd.	4,710	59,077
Kyungchang Industrial Company, Ltd.	5,740	20,211
KyungDong City Gas Company, Ltd. (A)	943	33,451
KyungDong Invest Company, Ltd.	382	15,206
Kyungdong Pharm Company, Ltd.	2,618	55,146
Kyung-In Synthetic Corp.	8,527	44,959
L&F Company, Ltd. (B)	2,242	88,655
LB Semicon, Inc. (A)	18,566	53,837
Leaders Cosmetics Company, Ltd. (A)(B)	2,381	46,107
LEENO Industrial, Inc.	2,501	129,733
LF Corp.	7,836	221,358
LG Chem, Ltd.	9,834	3,788,384
LG Corp.	11,637	976,480
LG Display Company, Ltd., ADR	195,759	2,752,372
LG Electronics, Inc. (B)	36,789	3,061,225
LG Hausys, Ltd.	3,241	282,637
LG Household & Health Care, Ltd.	1,485	1,601,322
LG Innotek Company, Ltd.	3,335	498,585
LG International Corp.	9,024	231,597
LG Uplus Corp.	74,732	954,388
LIG Nex1 Company, Ltd.	1,468	80,443
Lion Chemtech Company, Ltd.	1,096	14,823
Liveplex Company, Ltd. (A)	26,312	21,469
Lock & Lock Company, Ltd.	4,454	119,583
Loen Entertainment, Inc.	1,233	122,607
LOT Vacuum Company, Ltd. (A)	1,550	24,439
Lotte Chemical Corp.	6,065	2,003,768
Lotte Chilsung Beverage Company, Ltd.	59	66,247
Lotte Confectionery Company, Ltd. (A)	114	15,661
50	JOHN HANCOCK Emerging Markets Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Korea (continued)
Lotte Corp.	3,678	$208,297
LOTTE Fine Chemical Company, Ltd. (B)	5,157	283,957
Lotte Food Company, Ltd.	47	24,520
LOTTE Himart Company, Ltd.	2,817	195,854
Lotte Non-Life Insurance Company, Ltd.	31,416	88,336
Lotte Shopping Company, Ltd.	1,670	321,979
LS Corp.	5,064	311,702
LS Industrial Systems Company, Ltd.	4,170	235,463
Lumens Company, Ltd. (A)	15,097	56,301
Macrogen, Inc. (A)	840	21,294
Maeil Dairies Company, Ltd. (A)	981	67,120
Maeil Holdings Company, Ltd.	882	14,359
Mando Corp.	2,936	895,673
Mediana Company, Ltd. (A)	1,704	16,689
Medy-Tox, Inc. (B)	1,394	599,082
Meerecompany, Inc.	350	26,207
MegaStudy Company, Ltd.	1,410	41,263
MegaStudyEdu Company, Ltd	1,081	46,223
Melfas, Inc. (A)	7,040	28,667
Meritz Financial Group, Inc.	17,335	251,018
Meritz Fire & Marine Insurance Company, Ltd.	25,524	603,996
Meritz Securities Company, Ltd.	95,105	416,314
Mgame Corp. (A)	5,090	22,017
Mi Chang Oil Industrial Company, Ltd.	362	28,911
MiCo, Ltd. (A)	7,714	27,382
Minwise Company, Ltd.	1,200	29,317
Mirae Asset Daewoo Company, Ltd.	43,364	413,074
Mirae Asset Life Insurance Company, Ltd.	25,369	134,046
Miwon Holdings Company, Ltd.	360	15,326
Miwon Specialty Chemical Company, Ltd. (A)	999	52,379
MK Electron Company, Ltd.	6,599	67,142
MNTech Company, Ltd. (A)	6,966	32,563
Mobase Company, Ltd.	3,100	19,180
Moda, Inc. (A)	2,730	18,253
Modetour Network, Inc.	3,934	127,978
Moorim P&P Company, Ltd.	6,209	25,680
Moorim Paper Company, Ltd. (A)	19,436	46,233
Motonic Corp.	2,174	18,645
Muhak Company, Ltd.	4,790	88,010
Multicampus Corp.	751	22,750
Namhae Chemical Corp.	6,140	49,584
Namsun Aluminum Company, Ltd. (A)	17,794	17,234
Namyang Dairy Products Company, Ltd.	137	87,689
NAVER Corp.	4,178	3,087,412
NCSoft Corp.	1,047	422,031
NeoPharm Company, Ltd.	1,026	36,560
Neowiz (A)	4,571	51,383
NEOWIZ HOLDINGS Corp. (A)	2,160	25,840
NEPES Corp. (A)	8,685	78,423
Nexen Corp.	11,578	84,480
Nexen Tire Corp.	15,810	171,635
Next Entertainment World Company, Ltd. (A)	1,937	14,359
Nexturn Company, Ltd.	1,224	19,511
NH Investment & Securities Company, Ltd.	42,538	537,480
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Emerging Markets Fund	51

	Shares	Value
South Korea (continued)
NHN Entertainment Corp. (A)	2,413	$150,494
NHN KCP Corp. (A)	5,865	98,230
NICE Holdings Company, Ltd.	9,258	136,310
Nice Information & Telecommunication, Inc.	1,527	32,237
NICE Information Service Company, Ltd.	17,586	148,631
NICE Total Cash Management Company, Ltd.	2,884	26,760
NK Company, Ltd. (A)(B)	19,139	23,285
Nong Shim Holdings Company, Ltd.	742	84,612
Nong Woo Bio Company, Ltd. (A)	2,385	35,237
NongShim Company, Ltd.	748	251,421
Noroo Holdings Company, Ltd.	556	9,566
NOROO Paint & Coatings Company, Ltd.	4,906	42,476
NS Shopping Company, Ltd.	4,784	69,358
NUTRIBIOTECH Company, Ltd. (A)	3,229	62,824
OCI Company, Ltd.	4,994	560,356
Openbase, Inc.	3,880	11,895
Opto Device Technology Company, Ltd.	2,920	20,846
OPTRON-TEC, Inc. (A)	4,724	31,903
Orion Corp. (A)	7,290	768,062
Orion Holdings Corp.	3,790	100,708
Osstem Implant Company, Ltd. (A)	6,019	335,956
Ottogi Corp.	174	126,859
Pan Ocean Company, Ltd. (A)	60,038	304,659
Pang Rim Company, Ltd. (A)	538	10,570
Pan-Pacific Company, Ltd. (A)	5,838	22,343
PaperCorea, Inc. (A)	3,008	4,619
Paradise Company, Ltd. (B)	12,752	298,404
Partron Company, Ltd. (B)	17,421	142,648
Paru Company, Ltd. (A)(B)	13,242	54,514
PHARMA RESEARCH PRODUCTS Company, Ltd.	612	32,464
Pobis TNC Company, Ltd. (A)	5,742	9,702
Poonglim Industrial Company, Ltd. (A)(D)	276	46
Poongsan Corp.	8,648	359,047
Poongsan Holdings Corp.	1,748	85,079
POSCO	11,209	3,442,903
POSCO Chemtech Company, Ltd. (B)	5,007	159,616
POSCO Coated & Color Steel Company, Ltd.	1,383	36,312
Posco Daewoo Corp.	13,704	234,755
Posco ICT Company, Ltd.	13,272	98,645
Posco M-Tech Company, Ltd.	11,680	25,364
Power Logics Company, Ltd. (A)	7,680	38,237
Protec Company, Ltd.	933	16,603
PSK, Inc.	4,537	113,332
Pulmuone Company, Ltd.	428	62,016
Pyeong Hwa Automotive Company, Ltd.	7,442	72,365
RaonSecure Company, Ltd. (A)	7,358	18,101
Rayence Company, Ltd.	1,256	22,997
Reyon Pharmaceutical Company, Ltd.	941	22,568
RFsemi Technologies, Inc.	2,994	18,095
RFTech Company, Ltd.	10,902	52,564
Robostar Company, Ltd.	1,044	17,542
S Net Systems, Inc. (A)	4,142	20,608
S&T Corp. (A)	1,630	22,277
S&T Dynamics Company, Ltd. (A)	7,440	54,150
52	JOHN HANCOCK Emerging Markets Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Korea (continued)
S&T Holdings Company, Ltd.	4,127	$59,618
S&T Motiv Company, Ltd.	3,025	132,256
S-1 Corp.	4,177	384,581
Sajo Industries Company, Ltd.	875	58,493
SAJOHAEPYO Corp. (A)	1,028	10,785
Sam Chun Dang Pharm Company, Ltd.	2,929	34,145
SAM KANG M&T Company, Ltd. (A)(B)	3,763	18,875
Sam Young Electronics Company, Ltd.	4,426	55,449
Sam Yung Trading Company, Ltd.	2,426	41,268
Samchully Company, Ltd.	807	88,622
Samchuly Bicycle Company, Ltd.	2,156	18,057
Samho Development Company, Ltd.	4,874	20,734
Samho International Company, Ltd. (A)(B)	3,762	52,581
SAMHWA Paints Industrial Company, Ltd.	2,681	19,531
Samick Musical Instruments Company, Ltd.	15,645	37,037
Samick THK Company, Ltd.	3,450	66,702
Samji Electronics Company, Ltd. (A)	2,972	22,772
Samjin LND Company, Ltd. (A)	6,451	14,160
Samjin Pharmaceutical Company, Ltd.	3,760	126,253
Samkee Automotive Company, Ltd.	6,372	21,636
Samkwang Glass	941	38,214
Sammok S-Form Company, Ltd.	2,430	28,795
SAMPYO Cement Company, Ltd. (A)	3,420	10,318
Samsung C&T Corp. (B)	6,946	847,648
Samsung Card Company, Ltd.	9,745	342,752
Samsung Electro-Mechanics Company, Ltd.	11,142	1,032,397
Samsung Electronics Company, Ltd.	18,510	43,562,597
Samsung Engineering Company, Ltd. (A)	15,397	186,322
Samsung Fire & Marine Insurance Company, Ltd.	6,511	1,560,818
Samsung Heavy Industries Company, Ltd. (A)	78,732	870,662
Samsung Life Insurance Company, Ltd.	7,115	840,085
Samsung Pharmaceutical Company, Ltd. (A)(B)	5,290	22,981
Samsung SDI Company, Ltd.	5,779	1,132,523
Samsung SDS Company, Ltd.	2,854	497,047
Samsung Securities Company, Ltd.	20,375	685,994
SAMT Company, Ltd.	30,381	59,461
Samwha Capacitor Company, Ltd. (B)	4,733	167,642
Samyang Corp.	971	85,724
Samyang Foods Company, Ltd.	552	36,311
Samyang Holdings Corp.	1,486	140,520
Samyang Tongsang Company, Ltd.	690	27,105
Sang-A Frontec Company, Ltd.	1,692	21,425
Sangbo Corp. (A)	1,493	2,741
Sangsin Brake	1,896	12,721
Satrec Initiative Company, Ltd.	678	29,758
SAVEZONE I&C CORP.	7,060	32,073
SBS Contents Hub Company, Ltd.	2,084	17,282
SBS Media Holdings Company, Ltd.	19,895	56,598
SBW (A)	39,999	48,478
S-Connect Company, Ltd. (A)	9,202	18,693
Seah Besteel Corp.	5,401	150,087
SeAH Holdings Corp.	939	139,225
SeAH Steel Corp.	1,178	104,175
Sebang Company, Ltd.	3,774	42,502
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Emerging Markets Fund	53

	Shares	Value
South Korea (continued)
Sebang Global Battery Company, Ltd.	3,190	$101,340
Seegene, Inc. (A)	3,168	94,695
Sejong Industrial Company, Ltd.	5,350	39,977
Sejong Telecom, Inc. (A)	57,132	32,190
Sekonix Company, Ltd.	3,101	40,117
Sempio Foods Company	767	24,735
S-Energy Company, Ltd.	2,586	18,745
Seobu T&D	5,351	67,184
Seohan Company, Ltd.	34,966	71,770
Seohee Construction Company, Ltd.	51,273	55,767
Seoul Semiconductor Company, Ltd.	17,618	495,665
SEOWONINTECH Company, Ltd.	2,979	24,218
Seoyon Company, Ltd.	4,762	34,829
Seoyon E-Hwa Company, Ltd.	988	10,383
Sewon Cellontech Company, Ltd. (A)	10,000	25,812
SEWOONMEDICAL Company, Ltd.	6,792	23,871
SFA Engineering Corp.	3,288	123,991
SFA Semicon Company, Ltd. (A)	33,987	80,487
SG Corp. (A)	19,886	19,451
SG&G Corp. (A)	3,440	9,476
SGA Company, Ltd. (A)	18,302	14,739
SH Energy & Chemical Company, Ltd.	43,125	57,784
Shin Poong Pharmaceutical Company, Ltd. (A)	5,185	36,222
Shinhan Financial Group Company, Ltd.	14,573	650,191
Shinhan Financial Group Company, Ltd., ADR	49,649	2,242,645
Shinsegae Engineering & Construction Company, Ltd.	1,642	40,543
Shinsegae Food Company, Ltd.	295	36,930
Shinsegae Information & Communication Company, Ltd.	511	38,237
Shinsegae International, Inc.	816	54,174
Shinsegae, Inc.	2,607	688,464
Shinwha Intertek Corp.	9,160	21,392
Shinwon Construction Company, Ltd. (A)	3,442	21,768
Shinwon Corp. (A)	10,996	17,523
Shinyoung Securities Company, Ltd.	1,815	97,305
SHOWBOX Corp.	13,526	70,665
Signetics Corp. (A)	16,256	20,819
Silicon Works Company, Ltd.	2,071	100,336
Silla Company, Ltd.	2,346	34,777
SIMMTECH Company, Ltd.	6,422	63,913
SIMMTECH HOLDINGS Company, Ltd. (A)	10,821	25,587
SIMPAC, Inc.	11,000	42,414
Sindoh Company, Ltd.	1,484	88,315
SJM Company, Ltd.	6,871	32,230
SK Bioland Company, Ltd.	2,676	45,705
SK Chemicals Company, Ltd. (D)	4,878	375,773
SK D&D Company, Ltd.	820	23,808
SK Gas, Ltd.	1,878	168,811
SK Holdings Company, Ltd.	13,445	3,621,256
SK Hynix, Inc.	112,491	8,017,625
SK Innovation Company, Ltd.	13,071	2,493,847
SK Materials Company, Ltd.	1,827	308,551
SK Networks Company, Ltd.	36,503	217,274
SK Securities Company, Ltd. (A)	84,911	96,194
SK Telecom Company, Ltd.	2,824	687,647
54	JOHN HANCOCK Emerging Markets Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Korea (continued)
SKC Company, Ltd.	6,910	$263,781
SKC Solmics Company, Ltd. (A)	10,372	49,942
SKCKOLONPI, Inc.	2,522	126,008
SL Corp.	5,006	102,214
SM Entertainment Company (A)	2,420	77,005
S-MAC Company, Ltd. (A)	14,353	16,603
SMEC Company, Ltd.	5,412	19,146
S-Oil Corp.	6,105	673,015
Solborn, Inc. (A)	4,144	20,945
Solid, Inc. (A)	4,376	12,896
Songwon Industrial Company, Ltd.	5,610	126,044
Soulbrain Company, Ltd. (B)	4,463	264,607
SPC Samlip Company, Ltd.	525	70,300
SPG Company, Ltd.	3,394	17,775
Spigen Korea Company, Ltd.	907	39,230
Ssangyong Cement Industrial Company, Ltd.	8,155	152,813
Ssangyong Motor Company (A)	12,066	60,231
Suheung Company, Ltd.	1,620	48,085
Sun Kwang Company, Ltd.	754	13,374
Sunchang Corp.	4,139	30,535
SundayToz Corp. (A)	1,139	23,956
Sung Bo Chemicals Company, Ltd.	3,550	21,314
Sung Kwang Bend Company, Ltd.	8,626	77,538
Sungchang Enterprise Holdings, Ltd.	14,014	32,752
Sungdo Engineering & Construction Company, Ltd.	3,374	20,396
Sungshin Cement Company, Ltd. (A)	7,489	41,302
Sungwoo Hitech Company, Ltd.	15,843	99,011
Sunjin Company, Ltd. (B)	4,393	58,739
Suprema HQ, Inc. (A)	2,842	15,995
Suprema, Inc. (A)(B)	1,518	33,872
Synopex, Inc. (A)(B)	23,934	105,868
Systems Technology, Inc.	3,570	69,741
Taekwang Industrial Company, Ltd.	145	169,333
Taewoong Company, Ltd. (A)	4,241	67,654
Taeyoung Engineering & Construction Company, Ltd. (A)	17,940	127,507
Taihan Textile Company, Ltd. (A)	198	13,839
Tailim Packaging Company, Ltd.	13,578	30,289
TBH Global Company, Ltd. (A)	6,290	47,328
TechWing, Inc.	2,791	43,486
Tellus Company, Ltd. (A)(B)	5,824	11,504
Tera Semicon Company, Ltd.	2,320	61,249
TES Company, Ltd.	3,693	130,311
Tesna Company, Ltd. (A)	1,172	16,116
Texcell-NetCom Company, Ltd. (A)(B)	10,140	113,872
The LEADCORP, Inc.	5,571	33,981
The WillBes & Company (A)(B)	17,010	27,113
Thinkware Systems Corp. (A)	1,825	18,099
TK Chemical Corp. (A)	15,696	27,636
TK Corp.	7,034	71,334
Tokai Carbon Korea Company, Ltd.	1,713	107,575
Tong Yang Moolsan Company, Ltd. (B)	12,183	18,875
Tongyang Life Insurance Company, Ltd.	18,789	140,093
Tongyang pile, Inc.	3,203	15,663
Tongyang, Inc.	82,744	159,971
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Emerging Markets Fund	55

	Shares	Value
South Korea (continued)
Tonymoly Company, Ltd.	1,162	$23,654
Top Engineering Company, Ltd.	3,817	23,766
Toptec Company, Ltd.	4,615	114,395
Tovis Company, Ltd.	7,136	52,722
TS Corp.	1,276	31,551
T'way Holdings, Inc. (A)	6,262	22,768
UBCare Company, Ltd.	7,097	24,012
Ubiquoss Holdings, Inc.	2,955	19,272
Ubiquoss, Inc. (A)	941	16,712
Ugint Company, Ltd. (A)(B)	12,592	14,865
UIL Company, Ltd.	3,248	21,444
Uju Electronics Company, Ltd.	3,311	44,213
Unid Company, Ltd. (B)	4,975	204,599
Union Semiconductor Equipment & Materials Company, Ltd.	4,612	29,206
Uniquest Corp.	1,997	15,107
UniTest, Inc.	4,158	45,960
Value Added Technology Company, Ltd.	3,861	115,858
Viatron Technologies, Inc.	894	16,497
Vieworks Company, Ltd. (B)	3,435	124,810
Visang Education, Inc.	3,857	42,364
Vitzrocell Company, Ltd. (A)(D)	2,117	28,207
Webzen, Inc. (A)	4,689	131,117
WeMade Entertainment Company, Ltd.	1,952	66,381
Whanin Pharmaceutical Company, Ltd.	4,247	93,946
Wins Company, Ltd.	2,144	23,793
Wiscom Company, Ltd.	3,680	14,583
WiSoL Company, Ltd. (B)	10,926	150,452
Wonik Holdings Company, Ltd. (A)	11,941	86,593
WONIK IPS Company, Ltd. (A)	6,362	203,143
Wonik Materials Company, Ltd. (A)	910	60,423
Wonik QnC Corp. (A)	2,788	40,137
Woojin Plaimm Company, Ltd. (A)	917	7,266
Woongjin Company, Ltd. (A)	19,734	42,595
Woongjin Energy Company, Ltd. (A)	2,700	21,958
Woongjin Thinkbig Company, Ltd. (A)	10,000	62,472
Woori Bank	51,774	770,342
Woori Bank, ADR	3,163	143,347
Woory Industrial Company, Ltd.	1,923	62,880
Wooshin Systems Company, Ltd.	1,951	15,828
WooSung Feed Company, Ltd. (B)	5,600	15,656
Y G-1 Company, Ltd.	4,203	58,550
YD Online Corp. (A)	4,683	16,493
YeaRimDang Publishing Company, Ltd. (A)	4,505	42,897
YES24 Company, Ltd.	2,091	11,213
YESCO Company, Ltd.	1,480	51,965
YG Entertainment, Inc.	2,781	78,530
YMC Company, Ltd.	1,617	46,588
Yong Pyong Resort Company, Ltd.	5,192	52,439
Yonwoo Company, Ltd. (A)	808	24,282
Yoosung Enterprise Company, Ltd.	11,090	38,319
Youlchon Chemical Company, Ltd.	5,165	111,773
Young Poong Corp.	99	107,878
Young Poong Precision Corp.	5,018	41,030
Youngone Corp.	5,325	166,911
56	JOHN HANCOCK Emerging Markets Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Korea (continued)
Youngone Holdings Company, Ltd.	3,996	$207,160
YoungWoo DSP Company, Ltd. (A)	2,838	15,634
Yuanta Securities Korea Company, Ltd. (A)	29,073	102,837
Yuhan Corp.	772	156,539
YuHwa Securities Company, Ltd.	3,240	49,493
Yungjin Pharmaceutical Company, Ltd. (A)	7,246	60,482
Zeus Company, Ltd.	1,468	22,593
Taiwan 16.1%		184,316,812
Ability Enterprise Company, Ltd.	91,782	63,313
Ability Opto-Electronics Technology Company, Ltd.	13,000	31,133
AcBel Polytech, Inc.	126,000	94,802
Accton Technology Corp.	154,796	570,537
Acer, Inc. (A)	752,510	516,001
ACES Electronic Company, Ltd.	19,000	16,431
Actron Technology Corp.	26,300	109,974
A-DATA Technology Company, Ltd.	50,242	137,285
Addcn Technology Company, Ltd.	2,000	15,397
Adlink Technology, Inc.	33,920	72,436
Advanced Ceramic X Corp.	10,000	119,458
Advanced Connectek, Inc.	46,000	14,436
Advanced International Multitech Company, Ltd.	58,000	67,824
Advanced Optoelectronic Technology, Inc.	19,000	29,551
Advanced Semiconductor Engineering, Inc.	790,123	1,026,383
Advanced Semiconductor Engineering, Inc., ADR	161,224	1,049,568
Advanced Wireless Semiconductor Company	48,000	129,643
Advancetek Enterprise Company, Ltd.	134,761	81,561
Advantech Company, Ltd.	54,854	366,657
AGV Products Corp. (A)	315,286	79,935
Airtac International Group	27,736	475,256
Alchip Technologies, Ltd. (A)	11,000	31,074
Alcor Micro Corp.	12,000	8,395
ALI Corp. (A)	81,000	47,299
All Ring Tech Company, Ltd.	9,000	19,934
Alltek Technology Corp.	39,219	28,056
Alltop Technology Company, Ltd.	18,000	45,106
Alpha Networks, Inc.	83,000	69,221
Altek Corp.	54,000	54,688
Amazing Microelectronic Corp.	9,540	27,193
AMPOC Far-East Company, Ltd.	33,000	29,091
AmTRAN Technology Company, Ltd.	294,775	161,647
Anpec Electronics Corp.	46,380	74,051
Apacer Technology, Inc.	35,635	46,301
APCB, Inc.	84,000	79,728
Apex Biotechnology Corp.	27,060	28,813
Apex International Company, Ltd.	62,030	39,310
Apex Science & Engineering	157,124	43,452
Arcadyan Technology Corp.	57,379	97,734
Ardentec Corp.	346,363	451,194
Asia Cement Corp.	562,608	523,558
Asia Optical Company, Inc.	57,710	218,612
Asia Pacific Telecom Company, Ltd. (A)	196,000	65,746
Asia Polymer Corp.	326,347	206,504
Asia Tech Image, Inc.	12,000	20,068
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Emerging Markets Fund	57

	Shares	Value
Taiwan (continued)
Asia Vital Components Company, Ltd.	147,667	$178,038
ASMedia Technology, Inc.	7,260	86,268
ASPEED Technology, Inc.	6,000	140,948
ASROCK, Inc.	6,000	16,555
Asustek Computer, Inc.	95,528	881,307
Aten International Company, Ltd.	50,000	131,887
AU Optronics Corp.	789,000	335,092
AU Optronics Corp., ADR (B)	211,392	892,074
Audix Corp.	44,560	65,812
AURAS Technology Company, Ltd.	18,000	44,157
Aurora Corp.	12,600	37,183
Avermedia Technologies, Inc. (A)	59,000	26,678
Avision, Inc. (A)	54,916	12,578
AVY Precision Technology, Inc.	19,676	36,261
Awea Mechantronic Company, Ltd.	6,615	6,857
Axiomtek Company, Ltd.	7,000	12,471
Bank of Kaohsiung Company, Ltd.	226,757	68,130
Basso Industry Corp.	41,700	111,675
BenQ Materials Corp. (A)	89,000	55,903
BES Engineering Corp.	447,200	124,375
Biostar Microtech International Corp. (A)	75,000	37,530
Bioteque Corp.	13,000	39,918
Boardtek Electronics Corp.	48,000	50,880
Bothhand Enterprise, Inc.	10,000	23,225
Bright Led Electronics Corp.	40,000	23,406
Browave Corp.	5,000	6,556
Cameo Communications, Inc.	65,000	17,310
Capital Securities Corp.	447,371	170,576
Career Technology MFG. Company, Ltd.	122,000	195,120
Casetek Holdings, Ltd.	50,000	194,615
Catcher Technology Company, Ltd.	212,000	2,298,961
Cathay Chemical Works	85,000	47,883
Cathay Financial Holding Company, Ltd.	712,619	1,234,990
Cathay Real Estate Development Company, Ltd.	233,000	131,432
Celxpert Energy Corp.	18,000	22,440
Center Laboratories, Inc. (A)	24,300	41,870
Central Reinsurance Company, Ltd.	56,825	32,946
Chailease Holding Company, Ltd.	349,960	1,019,052
ChainQui Construction Development Company, Ltd.	32,000	22,883
Champion Building Materials Company, Ltd. (A)	163,852	43,851
Champion Microelectronic Corp.	28,835	48,904
Chang Hwa Commercial Bank, Ltd.	1,452,729	788,717
Chang Wah Electromaterials, Inc.	8,909	42,428
Channel Well Technology Company, Ltd.	51,000	62,643
Chant Sincere Company, Ltd.	11,000	11,344
Charoen Pokphand Enterprise	136,465	272,787
Chaun-Choung Technology Corp.	20,000	62,858
CHC Healthcare Group	19,000	23,275
CHC Resources Corp.	45,000	84,054
Chen Full International Company, Ltd.	49,000	77,045
Chenbro Micom Company, Ltd.	37,000	53,646
Cheng Loong Corp.	288,480	154,992
Cheng Shin Rubber Industry Company, Ltd.	477,031	818,667
Cheng Uei Precision Industry Company, Ltd.	128,335	214,919
58	JOHN HANCOCK Emerging Markets Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Taiwan (continued)
Chenming Mold Industry Corp.	19,000	$12,779
Chia Chang Company, Ltd.	26,000	20,132
Chia Hsin Cement Corp.	233,089	97,643
Chian Hsing Forging Industrial Company Ltd.	4,000	10,323
Chicony Electronics Company, Ltd.	343,264	914,550
Chicony Power Technology Company, Ltd.	13,065	26,438
Chien Kuo Construction Company, Ltd.	193,872	75,332
Chilisin Electronics Corp.	57,022	198,786
Chime Ball Technology Company, Ltd.	14,646	33,332
Chimei Materials Technology Corp. (A)	141,050	57,145
China Airlines, Ltd. (A)	1,210,820	467,009
China Bills Finance Corp.	130,000	66,147
China Chemical & Pharmaceutical Company, Ltd.	117,000	71,861
China Development Financial Holding Corp.	1,636,531	514,911
China Electric Manufacturing Corp. (A)	169,000	55,008
China General Plastics Corp.	199,933	192,731
China Life Insurance Company, Ltd.	840,472	794,958
China Man-Made Fiber Corp. (A)	425,700	148,950
China Metal Products Company, Ltd.	105,966	97,120
China Motor Corp.	121,905	109,554
China Petrochemical Development Corp. (A)	883,045	472,776
China Steel Chemical Corp.	25,000	105,874
China Steel Corp.	1,068,038	874,287
China Synthetic Rubber Corp.	284,719	407,034
Chinese Maritime Transport, Ltd.	45,000	44,080
Chin-Poon Industrial Company, Ltd.	155,642	321,819
Chipbond Technology Corp.	218,000	423,972
ChipMOS TECHNOLOGIES, INC.	79,000	72,270
Chong Hong Construction Company, Ltd.	39,024	98,218
Chroma ATE, Inc.	36,440	215,526
Chun YU Works & Company, Ltd.	156,000	73,938
Chun Yuan Steel	229,381	86,219
Chung Hung Steel Corp. (A)	283,226	104,323
Chung Hwa Pulp Corp.	444,898	166,067
Chung-Hsin Electric & Machinery Manufacturing Corp.	113,125	85,181
Chunghwa Chemical Synthesis & Biotech Company, Ltd.	16,000	14,512
Chunghwa Picture Tubes, Ltd. (A)	3,394,320	307,315
Chunghwa Precision Test Tech Company, Ltd.	2,000	76,266
Chunghwa Telecom Company, Ltd.	110,000	380,363
Chunghwa Telecom Company, Ltd., ADR (B)	32,478	1,127,311
Chyang Sheng Dyeing & Finishing Company, Ltd.	39,000	34,905
Cleanaway Company, Ltd.	21,000	120,973
Clevo Company	173,120	165,654
CMC Magnetics Corp. (A)	599,536	83,842
Collins Company, Ltd.	97,797	36,556
Compal Electronics, Inc.	1,220,895	847,553
Compeq Manufacturing Company, Ltd.	483,000	722,503
Compucase Enterprise	13,000	17,294
Concord Securities Company, Ltd. (A)	18,000	5,424
Concraft Holding Company, Ltd.	10,500	190,615
Continental Holdings Corp.	166,950	88,666
Contrel Technology Company, Ltd.	22,000	11,514
Coretronic Corp.	168,000	187,892
Co-Tech Development Corp. (A)	41,743	58,613
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Emerging Markets Fund	59

	Shares	Value
Taiwan (continued)
Coxon Precise Industrial Company, Ltd. (A)	51,231	$58,755
CSBC Corp. Taiwan (A)	143,312	54,966
CTBC Financial Holding Company, Ltd.	4,480,967	2,999,470
CTCI Corp.	160,000	235,300
Cub Elecparts, Inc.	33,361	348,367
CviLux Corp.	57,200	65,422
CX Technology Company, Ltd.	12,297	11,022
Cyberlink Corp.	38,326	78,145
CyberPower Systems, Inc.	19,000	67,219
CyberTAN Technology, Inc.	100,000	61,304
Cypress Technology Company, Ltd.	5,500	22,068
DA CIN Construction Company, Ltd.	73,000	42,492
Dafeng TV, Ltd. (A)	21,097	24,191
Da-Li Development Company, Ltd.	72,710	78,874
Danen Technology Corp. (A)	69,000	16,436
Darfon Electronics Corp.	55,000	53,878
Darwin Precisions Corp.	148,894	171,183
De Licacy Industrial Company	109,439	90,261
Delpha Construction Company, Ltd.	49,383	22,822
Delta Electronics, Inc.	277,253	1,268,827
Depo Auto Parts Industrial Company, Ltd.	51,000	144,065
Dimerco Express Corp.	46,000	33,051
D-Link Corp. (A)	382,657	129,668
DYNACOLOR, Inc.	23,000	31,152
Dynamic Electronics Company, Ltd. (A)	152,927	61,435
Dynapack International Technology Corp.	42,000	65,686
E Ink Holdings, Inc.	241,000	430,232
E.Sun Financial Holding Company, Ltd.	1,496,442	928,177
Eastern Media International Corp. (A)	211,164	67,904
Eclat Textile Company, Ltd.	44,532	401,830
ECOVE Environment Corp.	7,000	38,747
Edimax Technology Company, Ltd.	101,359	34,043
Edom Technology Company, Ltd.	67,890	41,211
eGalax_eMPIA Technology, Inc.	27,774	55,844
Elan Microelectronics Corp.	62,000	106,588
E-LIFE MALL Corp.	43,000	88,884
Elite Advanced Laser Corp.	63,888	280,800
Elite Material Company, Ltd.	62,831	240,486
Elite Semiconductor Memory Technology, Inc.	65,000	95,813
Elitegroup Computer Systems Company, Ltd. (A)	116,284	75,676
eMemory Technology, Inc.	16,000	211,580
ENG Electric Company, Ltd.	48,050	11,063
Ennoconn Corp.	8,303	135,938
EnTie Commercial Bank Company, Ltd.	337,000	150,181
Epistar Corp. (A)	304,810	552,013
Eson Precision Ind Company, Ltd.	38,000	61,533
Eternal Materials Company, Ltd.	341,090	355,645
E-Ton Solar Tech Company, Ltd. (A)	159,541	48,019
Etron Technology, Inc. (A)	130,000	68,029
Eurocharm Holdings Company, Ltd.	6,000	19,152
Eva Airways Corp.	1,265,222	639,073
Everest Textile Company, Ltd.	110,240	52,313
Evergreen International Storage & Transport Corp.	177,320	82,689
Evergreen Marine Corp Taiwan, Ltd. (A)	474,173	267,774
60	JOHN HANCOCK Emerging Markets Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Taiwan (continued)
Everlight Chemical Industrial Corp.	178,748	$111,857
Everlight Electronics Company, Ltd.	158,000	242,617
Excelsior Medical Company, Ltd.	31,763	47,634
EZconn Corp.	12,000	16,419
Far Eastern Department Stores, Ltd.	370,558	183,187
Far Eastern International Bank	1,070,357	342,406
Far Eastern New Century Corp.	828,878	708,064
Far EasTone Telecommunications Company, Ltd.	271,000	646,093
Faraday Technology Corp.	122,751	262,974
Farglory Land Development Company, Ltd.	92,526	97,728
Federal Corp.	175,137	77,580
Feedback Technology Corp.	19,000	61,947
Feng Hsin Steel Company, Ltd.	117,000	204,744
Feng TAY Enterprise Company, Ltd.	113,739	476,984
First Copper Technology Company, Ltd. (A)	52,000	18,735
First Financial Holding Company, Ltd.	1,163,275	748,393
First Hi-Tec Enterprise Company, Ltd.	20,000	20,616
First Hotel	84,581	43,926
First Steamship Company, Ltd. (A)	173,229	46,235
FLEXium Interconnect, Inc.	146,352	606,813
Flytech Technology Company, Ltd.	77,125	218,083
FocalTech Systems Company, Ltd.	76,342	76,619
Formosa Advanced Technologies Company, Ltd.	87,000	91,849
Formosa Chemicals & Fibre Corp.	429,440	1,306,869
Formosa International Hotels Corp.	27,171	137,741
Formosa Laboratories, Inc.	24,000	54,108
Formosa Oilseed Processing Company, Ltd.	31,689	70,378
Formosa Petrochemical Corp.	169,000	599,776
Formosa Plastics Corp.	305,880	926,837
Formosa Taffeta Company, Ltd.	195,000	195,919
Formosan Rubber Group, Inc.	117,180	56,394
Formosan Union Chemical	111,333	68,741
Founding Construction & Development Company, Ltd.	117,908	61,618
Foxconn Technology Company, Ltd.	169,617	473,934
Foxlink Image Technology Company, Ltd.	59,000	40,260
Foxsemicon Integrated Technology, Inc.	11,550	85,185
Froch Enterprise Company, Ltd.	52,000	26,610
FSP Technology, Inc.	64,603	54,196
Fubon Financial Holding Company, Ltd.	696,422	1,143,618
Fulgent Sun International Holding Company, Ltd.	14,314	36,921
Fullerton Technology Company, Ltd.	53,819	42,786
Fulltech Fiber Glass Corp.	168,027	94,388
Fwusow Industry Company, Ltd.	140,310	83,816
G Shank Enterprise Company, Ltd.	49,562	43,186
Gallant Precision Machining Company, Ltd.	34,000	24,076
Gemtek Technology Corp.	97,496	83,140
General Interface Solution Holding, Ltd.	18,000	143,526
Generalplus Technology, Inc.	12,000	23,504
Genesis Photonics, Inc. (A)	107,740	13,497
Genesys Logic, Inc.	13,000	16,784
Genius Electronic Optical Company, Ltd. (A)	18,589	214,249
GeoVision, Inc.	30,704	36,851
Getac Technology Corp.	95,000	128,670
Giant Manufacturing Company, Ltd.	65,000	325,802
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Emerging Markets Fund	61

	Shares	Value
Taiwan (continued)
Giantplus Technology Company, Ltd.	66,000	$43,846
Gigabyte Technology Company, Ltd.	191,719	311,882
Gigasolar Materials Corp.	7,040	68,029
Gigastorage Corp. (A)	74,100	41,411
Ginko International Company, Ltd.	16,000	98,932
Gintech Energy Corp. (A)	180,829	109,925
Global Brands Manufacture, Ltd.	152,611	66,945
Global Lighting Technologies, Inc.	34,000	50,455
Global Mixed Mode Technology, Inc.	18,000	40,753
Global PMX Company, Ltd.	3,000	17,253
Global Unichip Corp.	26,000	247,372
Globalwafers Company, Ltd.	11,000	149,346
Globe Union Industrial Corp.	23,450	17,364
Gloria Material Technology Corp.	200,300	136,610
Glory Science Company, Ltd.	11,000	21,309
Gold Circuit Electronics, Ltd. (A)	215,071	73,926
Goldsun Building Materials Company, Ltd. (A)	385,005	119,353
Gourmet Master Company, Ltd.	19,470	246,439
Grand Ocean Retail Group, Ltd.	16,000	11,091
Grand Pacific Petrochemical	337,000	304,335
Grand Plastic Technology Corp.	4,000	25,089
Grape King Bio, Ltd.	37,000	241,041
Great China Metal Industry	117,000	99,825
Great Taipei Gas Company, Ltd.	199,000	175,622
Great Wall Enterprise Company, Ltd.	242,642	272,910
Greatek Electronics, Inc.	116,000	201,320
Green Energy Technology, Inc. (A)	76,000	50,404
Hannstar Board Corp.	149,467	93,082
HannStar Display Corp.	882,980	331,662
HannsTouch Solution, Inc. (A)	189,735	67,678
Hanpin Electron Company Ltd.	13,000	13,539
Hey Song Corp.	143,250	148,927
Hi-Clearance, Inc.	19,000	61,454
Highwealth Construction Corp.	215,860	288,051
HIM International Music, Inc.	3,300	10,986
Hitron Technology, Inc.	100,000	75,879
Hiwin Technologies Corp.	43,861	486,592
Ho Tung Chemical Corp. (A)	383,773	133,977
Hocheng Corp. (A)	40,000	12,879
Holiday Entertainment Company, Ltd.	18,000	31,268
Holtek Semiconductor, Inc.	71,000	176,638
Holy Stone Enterprise Company, Ltd.	57,213	175,038
Hon Hai Precision Industry Company, Ltd.	3,146,440	10,562,273
Hong Pu Real Estate Development Company, Ltd.	102,000	70,975
Hong TAI Electric Industrial	121,000	44,112
Hong YI Fiber Industry Company	30,000	21,899
Horizon Securities Company, Ltd. (A)	90,000	24,198
Hota Industrial Manufacturing Company, Ltd.	58,396	258,668
Hotai Motor Company, Ltd.	49,000	568,475
Hsin Kuang Steel Company, Ltd.	56,153	49,254
Hsin Yung Chien Company, Ltd.	22,200	67,047
Hsing TA Cement Company, Ltd.	118,750	48,001
HTC Corp. (A)	184,700	417,008
Hu Lane Associate, Inc.	22,066	113,932
62	JOHN HANCOCK Emerging Markets Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Taiwan (continued)
HUA ENG Wire & Cable Company, Ltd. (A)	96,000	$37,647
Hua Nan Financial Holdings Company, Ltd.	972,305	533,992
Huaku Development Company, Ltd.	61,353	144,195
Huang Hsiang Construction Company	21,000	21,612
Hung Ching Development & Construction Company, Ltd.	66,000	44,532
Hung Sheng Construction Company, Ltd.	122,808	98,737
Huxen Corp.	42,000	60,323
Hwa Fong Rubber Industrial Company, Ltd.	180,324	69,885
Ibase Technology, Inc.	71,285	123,778
Ichia Technologies, Inc. (A)	105,300	56,550
Ideal Bike Corp.	32,529	12,369
IEI Integration Corp.	15,000	21,423
Infortrend Technology, Inc.	116,000	55,432
Innodisk Corp.	11,533	51,173
Innolux Corp.	3,016,219	1,326,234
Inpaq Technology Company, Ltd.	20,000	18,751
Intai Technology Corp.	11,000	34,782
Integrated Service Technology, Inc.	13,000	50,301
International Games System Company, Ltd.	15,000	84,721
Inventec Corp.	587,705	443,246
Iron Force Industrial Company, Ltd.	13,000	50,650
I-Sheng Electric Wire & Cable Company, Ltd.	45,000	65,593
ITE Technology, Inc.	64,881	78,534
ITEQ Corp.	75,700	166,520
Jarllytec Company, Ltd.	17,000	29,271
Jentech Precision Industrial Company, Ltd.	8,000	18,767
Jess-Link Products Company, Ltd.	45,750	46,742
Jih Sun Financial Holdings Company, Ltd.	528,478	153,198
Jinli Group Holdings, Ltd.	18,540	16,019
Johnson Health Tech Company, Ltd.	30,400	34,374
K Laser Technology, Inc.	27,000	16,034
Kaori Heat Treatment Company, Ltd.	29,341	36,381
Kaulin Manufacturing Company, Ltd.	70,490	49,735
KEE TAI Properties Company, Ltd.	149,973	51,158
Kenda Rubber Industrial Company, Ltd.	106,372	135,897
Kenmec Mechanical Engineering Company, Ltd. (A)	84,000	35,511
Kerry TJ Logistics Company, Ltd.	73,000	93,494
Kindom Construction Corp.	106,000	68,047
King Slide Works Company, Ltd.	12,000	164,285
King Yuan Electronics Company, Ltd.	404,762	422,070
Kingpak Technology, Inc.	5,000	37,510
King's Town Bank Company, Ltd.	256,000	295,439
King's Town Construction Company, Ltd. (A)	67,514	50,751
Kinik Company	50,000	142,837
Kinko Optical Company, Ltd.	24,000	31,545
Kinpo Electronics, Inc.	447,724	157,690
Kinsus Interconnect Technology Corp.	94,000	225,737
KMC Kuei Meng International, Inc.	11,000	47,743
KNH Enterprise Company, Ltd. (A)	74,000	30,115
KS Terminals, Inc.	26,000	58,503
Kung Long Batteries Industrial Company, Ltd.	17,000	82,501
Kung Sing Engineering Corp.	36,000	14,521
Kuo Toong International Company, Ltd. (A)	91,356	50,764
Kuoyang Construction Company, Ltd. (A)	197,543	90,170
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Emerging Markets Fund	63

	Shares	Value
Taiwan (continued)
Kwong Fong Industries Corp.	16,776	$9,868
Kwong Lung Enterprise Company, Ltd.	21,000	31,318
KYE Systems Corp. (A)	153,702	54,520
L&K Engineering Company, Ltd.	56,952	64,557
Land Mark Optoelectronics Corp.	13,000	164,723
Lanner Electronics, Inc.	43,013	69,874
Largan Precision Company, Ltd.	12,000	2,072,787
Laser Tek Taiwan Company, Ltd.	23,000	23,918
Laster Tech Corp. Ltd.	13,000	31,464
LCY Chemical Corp.	120,806	168,840
Lealea Enterprise Company, Ltd. (A)	221,863	82,913
Ledlink Optics, Inc.	13,000	19,885
LEE CHI Enterprises Company, Ltd.	116,000	45,161
Lelon Electronics Corp.	34,085	64,227
Leofoo Development Company, Ltd. (A)	161,087	42,664
LES Enphants Company, Ltd. (A)	35,486	14,090
Lextar Electronics Corp. (A)	110,000	104,850
Li Cheng Enterprise Company, Ltd.	11,160	18,416
Li Peng Enterprise Company, Ltd. (A)	219,760	64,232
Lian HWA Food Corp.	40,527	44,880
Lien Hwa Industrial Corp.	429,525	472,154
Lingsen Precision Industries, Ltd.	107,101	56,500
Lite-On Semiconductor Corp.	78,718	116,313
Lite-On Technology Corp.	582,250	719,855
Long Bon International Company, Ltd.	157,000	70,444
Long Chen Paper Company, Ltd.	365,736	502,410
Longwell Company	16,000	34,318
Lotes Company, Ltd.	13,000	73,967
Lotus Pharmaceutical Company Ltd. (A)	10,000	16,706
Lucky Cement Corp.	183,000	51,996
Lumax International Corp., Ltd.	40,855	76,424
Lung Yen Life Service Corp.	9,000	21,623
LuxNet Corp. (A)	15,000	17,240
Macauto Industrial Company Ltd.	7,000	37,751
Machvision, Inc.	6,000	40,258
Macroblock, Inc.	9,450	21,365
Macronix International (A)	1,614,884	2,573,158
Mag Layers Scientific-Technics Company, Ltd.	11,000	23,012
Makalot Industrial Company, Ltd.	102,813	414,687
Marketech International Corp.	32,000	41,339
Masterlink Securities Corp.	853,593	249,423
Materials Analysis Technology, Inc.	6,000	16,922
Mayer Steel Pipe Corp.	36,407	16,361
MediaTek, Inc.	133,000	1,457,485
Mega Financial Holding Company, Ltd.	1,320,531	1,045,561
Mercuries & Associates Holding, Ltd.	165,230	146,193
Mercuries Life Insurance Company, Ltd. (A)	303,878	167,129
Merida Industry Company, Ltd.	23,162	96,277
Merry Electronics Company, Ltd.	41,585	308,137
Microbio Company, Ltd. (A)	92,000	67,576
Microlife Corp.	30,000	75,269
Micro-Star International Company, Ltd.	190,488	467,615
Mildef Crete, Inc.	8,000	14,274
MIN AIK Technology Company, Ltd.	45,600	43,860
64	JOHN HANCOCK Emerging Markets Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Taiwan (continued)
Mirle Automation Corp.	55,033	$76,264
Mitac Holdings Corp.	234,021	282,247
Mobiletron Electronics Company, Ltd.	5,200	6,697
momo.com, Inc.	3,000	20,729
Motech Industries, Inc. (A)	243,364	184,030
MPI Corp.	20,000	44,036
Nak Sealing Technologies Corp.	45,000	135,094
Namchow Holdings Company, Ltd.	73,000	146,765
Nan Kang Rubber Tire Company, Ltd.	118,711	107,479
Nan Liu Enterprise Company, Ltd.	16,000	89,077
Nan Ren Lake Leisure Amusement Company, Ltd.	31,000	7,906
Nan Ya Plastics Corp.	398,860	1,006,928
Nan Ya Printed Circuit Board Corp. (A)	89,930	76,304
Nang Kuang Pharmaceutical Company, Ltd.	12,000	14,891
Nantex Industry Company, Ltd.	100,038	77,822
Nanya Technology Corp.	92,985	242,827
National Petroleum Company, Ltd.	62,000	81,742
Neo Solar Power Corp. (A)	440,100	212,212
Netronix, Inc.	22,000	39,134
New Asia Construction & Development Corp.	173,136	38,984
New Era Electronics Company, Ltd.	26,000	16,468
Nexcom International Company, Ltd.	17,000	18,464
Nichidenbo Corp.	109,979	130,290
Nien Hsing Textile Company, Ltd.	84,928	76,043
Nien Made Enterprise Company, Ltd.	29,000	266,205
Novatek Microelectronics Corp.	168,000	643,150
Nuvoton Technology Corp.	30,000	72,725
Ocean Plastics Company, Ltd. (A)	29,000	27,465
OptoTech Corp.	141,098	110,760
Orient Semiconductor Electronics, Ltd. (A)	289,000	98,026
Oriental Union Chemical Corp. (A)	83,300	87,147
Pacific Construction Company	274,002	99,990
Pacific Hospital Supply Company, Ltd.	24,000	65,795
Pan Jit International, Inc.	108,000	122,919
Pan-International Industrial Corp.	124,443	114,063
Parade Technologies, Ltd.	18,000	340,837
Paragon Technologies Company, Ltd. (A)	23,808	34,770
PChome Online, Inc.	39,796	176,588
PCL Technologies, Inc.	7,000	26,504
P-Duke Technology Company, Ltd.	16,500	36,940
Pegatron Corp.	632,321	1,449,843
PharmaEngine, Inc.	5,999	31,262
Pharmally International Holding Company, Ltd.	4,147	63,254
Phihong Technology Company, Ltd. (A)	151,786	68,704
Phison Electronics Corp.	25,000	254,619
Phoenix Tours International, Inc.	15,750	18,188
Pixart Imaging, Inc.	21,830	119,931
Polytronics Technology Corp.	31,000	57,620
Posiflex Technologies, Inc.	30,056	143,363
Pou Chen Corp.	707,448	851,698
Power Quotient International Company, Ltd. (A)	37,000	16,542
Powertech Technology, Inc.	281,000	857,402
Poya International Company, Ltd.	33,866	421,179
President Chain Store Corp.	112,000	1,063,851
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Emerging Markets Fund	65

	Shares	Value
Taiwan (continued)
President Securities Corp. (A)	628,942	$311,009
Primax Electronics, Ltd.	56,000	155,806
Prince Housing & Development Corp.	362,943	141,631
Prodisc Technology, Inc. (A)(D)	540,000	0
Promate Electronic Company, Ltd.	90,000	84,376
Promise Technology, Inc. (A)	38,000	15,154
Prosperity Dielectrics Company, Ltd.	25,086	33,536
Qisda Corp.	418,440	280,230
QST International Corp.	7,000	27,759
Qualipoly Chemical Corp.	15,172	17,061
Quanta Computer, Inc.	322,000	662,039
Quanta Storage, Inc.	40,000	43,215
Radiant Opto-Electronics Corp.	148,343	322,629
Radium Life Tech Company, Ltd. (A)	397,644	172,698
Rafael Microelectronics, Inc.	5,000	30,662
Realtek Semiconductor Corp.	92,706	346,110
Rechi Precision Company, Ltd.	103,038	102,205
Rich Development Company, Ltd.	257,000	80,375
RichWave Technology Corp.	7,000	25,642
Ritek Corp. (A)	645,897	102,164
Roo Hsing Company Ltd. (A)	129,000	80,229
Ruentex Development Company, Ltd. (A)	248,846	259,518
Ruentex Industries, Ltd. (A)	107,801	180,042
Run Long Construction Company, Ltd.	45,448	62,442
Sagittarius Life Science Corp.	5,000	10,933
Sampo Corp.	148,997	62,945
San Fang Chemical Industry Company, Ltd.	92,012	106,259
San Far Property, Ltd. (A)	32,000	11,855
San Shing Fastech Corp.	69,479	144,874
Sanyang Motor Company, Ltd.	115,389	82,865
SCI Pharmtech, Inc.	17,000	34,080
Scientech Corp.	7,000	19,429
ScinoPharm Taiwan, Ltd.	40,279	47,633
SDI Corp.	43,000	126,279
Sea Sonic Electronics Company, Ltd.	16,000	16,029
Senao International Company, Ltd.	28,000	48,214
Senao Networks, Inc.	5,000	20,836
Sercomm Corp.	92,000	246,645
Sesoda Corp.	204,385	196,757
Shan-Loong Transportation Company, Ltd.	4,000	4,251
Sheng Yu Steel Company, Ltd.	30,000	28,737
ShenMao Technology, Inc.	17,000	15,256
Shih Her Technologies, Inc.	3,000	4,163
Shih Wei Navigation Company, Ltd. (A)	123,230	35,866
Shihlin Electric & Engineering Corp.	257,213	356,807
Shin Hai Gas Corp.	2,491	3,357
Shin Kong Financial Holding Company, Ltd.	3,530,448	1,212,877
Shin Zu Shing Company, Ltd.	53,933	143,064
Shining Building Business Company, Ltd. (A)	274,435	93,915
Shinkong Insurance Company, Ltd.	123,000	118,106
Shinkong Synthetic Fibers Corp.	388,287	129,369
Shinkong Textile Company, Ltd.	109,000	156,501
Shiny Chemical Industrial Company, Ltd.	26,954	67,749
ShunSin Technology Holding, Ltd.	6,000	25,170
66	JOHN HANCOCK Emerging Markets Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Taiwan (continued)
Shuttle, Inc.	82,985	$69,086
Sigurd Microelectronics Corp.	182,887	194,794
Silicon Integrated Systems Corp. (A)	170,183	53,063
Siliconware Precision Industries Company, ADR	75,420	625,609
Siliconware Precision Industries Company, Ltd.	233,846	390,361
Simplo Technology Company, Ltd.	47,520	271,956
Sinbon Electronics Company, Ltd.	111,043	318,407
Sincere Navigation Corp.	138,000	101,761
Sinher Technology, Inc.	16,000	27,146
Sinmag Equipment Corp.	28,446	156,584
Sino-American Electronic Company, Ltd. (D)	10,961	1,379
Sino-American Silicon Products, Inc. (A)	150,000	405,585
Sinon Corp.	124,150	72,812
SinoPac Financial Holdings Company, Ltd.	2,768,627	862,089
Sinphar Pharmaceutical Company, Ltd.	66,177	48,415
Sinyi Realty, Inc.	24,942	32,197
Sirtec International Company, Ltd.	47,000	64,689
Sitronix Technology Corp.	38,000	104,488
Siward Crystal Technology Company, Ltd.	59,000	42,647
Soft-World International Corp.	30,000	70,293
Solar Applied Materials Technology Company (A)	74,843	41,367
Solartech Energy Corp. (A)	91,000	45,136
Solomon Technology Corp.	33,000	23,183
Song Shang Electronics Company, Ltd.	20,000	14,610
Sonix Technology Company, Ltd.	48,000	60,239
Southeast Cement Company, Ltd.	282,000	132,288
Sporton International, Inc.	65,222	334,973
St. Shine Optical Company, Ltd.	17,000	497,033
Standard Chemical & Pharmaceutical Company, Ltd.	38,000	47,885
Standard Foods Corp.	155,221	388,835
Stark Technology, Inc.	21,600	24,942
Sunny Friend Environmental Technology Company, Ltd.	9,000	76,066
Sunonwealth Electric Machine Industry Company, Ltd.	74,000	151,540
Sunplus Technology Company, Ltd.	188,000	109,325
Sunrex Technology Corp.	69,232	39,992
Sunspring Metal Corp.	45,000	55,292
Supreme Electronics Company, Ltd.	127,890	132,568
Swancor Holding Company, Ltd. (A)	34,402	101,934
Sweeten Real Estate Development Company, Ltd.	107,876	53,623
Syncmold Enterprise Corp.	63,000	139,203
Synmosa Biopharma Corp.	18,000	15,779
Synnex Technology International Corp.	295,188	400,365
Sysage Technology Company, Ltd.	75,129	73,591
Systex Corp.	49,000	97,857
TA Chen Stainless Pipe	301,339	192,704
Ta Ya Electric Wire & Cable (A)	200,406	100,537
Tah Hsin Industrial Corp.	97,500	82,700
TA-I Technology Company, Ltd.	96,611	85,543
Tai Tung Communication Company, Ltd.	24,000	16,391
Taichung Commercial Bank Company, Ltd.	1,256,722	407,813
TaiDoc Technology Corp.	24,253	82,955
Taiflex Scientific Company, Ltd.	103,220	177,908
TaiMed Biologics, Inc. (A)	8,000	49,185
Taimide Tech, Inc.	31,850	66,176
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Emerging Markets Fund	67

	Shares	Value
Taiwan (continued)
Tainan Enterprises Company, Ltd.	66,467	$52,184
Tainan Spinning Company, Ltd.	661,397	294,980
Tainergy Tech Company, Ltd. (A)	137,000	59,731
Taishin Financial Holding Company, Ltd.	1,411,571	636,973
Taita Chemical Company, Ltd. (A)	49,000	20,680
Taiwan Acceptance Corp.	55,000	210,091
Taiwan Business Bank	1,321,647	364,952
Taiwan Cement Corp.	694,726	778,103
Taiwan Chinsan Electronic Industrial Company, Ltd.	27,000	54,920
Taiwan Cogeneration Corp.	131,137	108,974
Taiwan Cooperative Financial Holding Company, Ltd.	1,064,340	581,652
Taiwan FamilyMart Company, Ltd.	18,000	107,445
Taiwan Fertilizer Company, Ltd.	169,000	216,239
Taiwan Fire & Marine Insurance Company, Ltd.	101,000	69,261
Taiwan FU Hsing Industrial Company, Ltd.	52,000	67,191
Taiwan Glass Industry Corp. (A)	423,894	237,972
Taiwan High Speed Rail Corp.	248,000	198,760
Taiwan Hon Chuan Enterprise Company, Ltd.	117,329	212,905
Taiwan Kolin Company, Ltd. (A)(D)	400,000	0
Taiwan Land Development Corp. (A)	291,353	97,302
Taiwan Line Tek Electronic	34,623	37,185
Taiwan Mask Corp. (A)	33,000	20,636
Taiwan Mobile Company, Ltd.	225,700	809,306
Taiwan Navigation Company, Ltd. (A)	30,000	16,196
Taiwan Paiho, Ltd.	78,342	299,626
Taiwan PCB Techvest Company, Ltd.	120,227	130,105
Taiwan Pulp & Paper Corp. (A)	72,000	43,015
Taiwan Sakura Corp.	80,924	101,619
Taiwan Sanyo Electric Company, Ltd.	79,900	62,030
Taiwan Secom Company, Ltd.	74,430	226,393
Taiwan Semiconductor Company, Ltd.	118,000	267,256
Taiwan Semiconductor Manufacturing Company, Ltd.	4,579,000	34,587,747
Taiwan Shin Kong Security Company, Ltd.	148,460	190,939
Taiwan Styrene Monomer	191,821	137,161
Taiwan Surface Mounting Technology Corp.	91,636	92,077
Taiwan TEA Corp.	199,723	103,199
Taiwan Union Technology Corp.	115,000	330,579
Tatung Company, Ltd. (A)	751,526	450,465
TCI Company, Ltd.	9,205	89,820
Te Chang Construction Company, Ltd.	62,282	40,980
Teapo Electronic Corp. (A)	23,000	24,812
Teco Electric & Machinery Company, Ltd.	425,109	418,358
Tehmag Foods Corp.	3,300	25,690
Ten Ren Tea Company, Ltd.	35,000	40,076
Test Research, Inc.	45,596	60,246
Test Rite International Company, Ltd.	135,549	101,148
The Ambassador Hotel	185,000	137,534
The First Insurance Company, Ltd.	122,165	58,884
Thinking Electronic Industrial Company, Ltd.	46,000	139,555
Thye Ming Industrial Company, Ltd.	65,250	85,587
Ton Yi Industrial Corp.	273,000	122,549
Tong Hsing Electronic Industries, Ltd.	28,951	148,790
Tong Yang Industry Company, Ltd.	135,043	264,256
Tong-Tai Machine & Tool Company, Ltd.	97,590	67,210
68	JOHN HANCOCK Emerging Markets Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Taiwan (continued)
TOPBI International Holdings, Ltd.	21,000	$79,366
Topco Scientific Company, Ltd.	60,443	159,463
Topco Technologies Corp.	5,000	11,619
Topoint Technology Company, Ltd.	40,248	28,449
Toung Loong Textile Manufacturing	40,000	94,639
TPK Holding Company, Ltd. (A)	108,000	322,001
Transcend Information, Inc.	25,000	70,059
Tripod Technology Corp.	132,770	430,232
TrueLight Corp.	30,000	41,863
Tsang Yow Industrial Company Ltd.	15,000	18,141
Tsann Kuen Enterprise Company, Ltd.	48,220	36,744
TSC Auto ID Technology Company, Ltd.	9,900	74,016
TSEC Corp. (A)	34,998	13,097
TSRC Corp.	113,706	140,798
Ttet Union Corp.	24,000	72,966
TTFB Company, Ltd.	4,000	30,202
TTY Biopharm Company, Ltd.	54,094	176,444
Tung Ho Steel Enterprise Corp.	252,138	201,829
Tung Thih Electronic Company, Ltd.	23,258	120,543
TURVO International Company, Ltd.	27,062	106,494
TWi Pharmaceuticals, Inc. (A)	10,000	24,469
TXC Corp.	90,659	119,373
TYC Brother Industrial Company, Ltd.	91,531	101,240
Tyntek Corp.	136,702	73,781
Ultra Chip, Inc.	17,000	23,635
U-Ming Marine Transport Corp. (A)	121,000	145,472
Unimicron Technology Corp.	584,855	305,459
Union Bank of Taiwan	1,027,506	317,097
Union Insurance Company, Ltd. (A)	34,620	22,655
Uni-President Enterprises Corp.	1,300,803	2,771,128
Unitech Computer Company, Ltd.	61,039	39,867
Unitech Printed Circuit Board Corp. (A)	191,869	116,099
United Integrated Services Company, Ltd.	58,000	114,143
United Microelectronics Corp.	5,091,468	2,608,917
United Orthopedic Corp.	10,836	24,013
United Radiant Technology	28,000	14,991
Unity Opto Technology Company, Ltd. (A)	115,389	46,210
Universal Cement Corp.	300,819	230,144
Universal Microwave Technology, Inc.	8,000	18,526
Unizyx Holding Corp.	115,000	54,826
UPC Technology Corp.	277,761	164,198
USI Corp.	319,057	165,862
Usun Technology Company, Ltd.	12,000	20,787
Utechzone Company, Ltd.	13,000	21,553
Vanguard International Semiconductor Corp.	175,000	417,916
Ve Wong Corp.	106,450	88,834
Victory New Materials, Ltd. Company	29,700	48,021
Visual Photonics Epitaxy Company, Ltd.	106,275	371,585
Voltronic Power Technology Corp.	7,000	127,534
Wafer Works Corp. (A)	81,335	125,425
Wah Hong Industrial Corp. (A)	14,835	9,824
Wah Lee Industrial Corp.	86,000	164,326
Walsin Lihwa Corp.	699,000	391,098
Walsin Technology Corp.	361,805	1,357,588
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Emerging Markets Fund	69

	Shares	Value
Taiwan (continued)
Walton Advanced Engineering, Inc.	64,000	$35,995
Wan Hai Lines, Ltd.	148,216	93,716
WAN HWA Enterprise Company	3,877	1,716
Waterland Financial Holdings Company, Ltd.	1,285,930	397,471
Wei Chuan Foods Corp. (A)	67,000	43,376
Weikeng Industrial Company, Ltd.	91,228	58,339
Well Shin Technology Company, Ltd.	35,420	69,489
Wha Yu Industrial Company, Ltd.	21,000	13,490
Win Semiconductors Corp.	116,582	1,256,932
Winbond Electronics Corp.	733,000	703,590
Winstek Semiconductor Company, Ltd.	23,000	21,456
Wintek Corp. (A)(D)	819,661	0
Wisdom Marine Lines Company, Ltd.	162,671	157,106
Wistron Corp.	942,695	730,932
Wistron NeWeb Corp.	102,023	291,282
Wowprime Corp.	14,000	61,435
WPG Holdings, Ltd.	376,760	513,320
WT Microelectronics Company, Ltd.	230,347	361,917
WUS Printed Circuit Company, Ltd. (A)	54,400	35,736
XAC Automation Corp.	23,000	38,448
Xxentria Technology Materials Corp.	56,124	116,177
Yageo Corp.	96,978	1,088,689
Yang Ming Marine Transport Corp. (A)	304,613	122,168
YC Company, Ltd. (A)	303,054	146,192
YC INOX Company, Ltd.	212,100	181,550
YCC Parts Manufacturing Company, Ltd.	11,000	15,956
Yea Shin International Development Company, Ltd.	34,200	19,185
Yeong Guan Energy Technology Group Company, Ltd.	32,324	73,318
YFC-Boneagle Electric Company, Ltd.	24,000	45,137
YFY, Inc. (A)	449,614	190,752
Yi Jinn Industrial Company, Ltd.	58,000	26,462
Yieh Phui Enterprise Company, Ltd.	381,428	146,618
Yonyu Plastics Company, Ltd.	21,450	24,466
Young Optics, Inc. (A)	18,000	33,381
Youngtek Electronics Corp.	33,058	65,298
Yuanta Financial Holdings Company, Ltd.	1,769,369	823,811
Yulon Motor Company, Ltd.	281,900	225,125
Yung Chi Paint & Varnish Manufacturing Company, Ltd.	34,850	95,286
Yungshin Construction & Development Company, Ltd.	57,400	61,120
YungShin Global Holding Corp.	101,250	135,076
Yungtay Engineering Company, Ltd.	97,000	167,608
Zeng Hsing Industrial Company, Ltd.	33,232	145,940
Zenitron Corp.	91,000	62,250
Zero One Technology Company, Ltd.	34,000	22,147
Zhen Ding Technology Holding, Ltd.	155,450	382,606
Zig Sheng Industrial Company, Ltd.	135,000	56,327
Zinwell Corp.	76,000	78,727
Zippy Technology Corp.	70,000	86,106
ZongTai Real Estate Development Company, Ltd.	103,231	65,230
Thailand 2.9%		33,335,854
AAPICO Hitech PCL	34,300	38,045
Advanced Info Service PCL	153,491	821,280
Advanced Information Technology PCL	19,300	16,997
70	JOHN HANCOCK Emerging Markets Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Thailand (continued)
AEON Thana Sinsap Thailand PCL, NVDR	17,000	$54,651
Airports of Thailand PCL	550,200	1,050,094
AJ Advance Technology PCL (A)	229,900	4,100
Amata Corp. PCL	131,600	100,656
Ananda Development PCL	478,200	92,247
AP Thailand PCL	463,678	125,152
Asia Aviation PCL, NVDR	604,500	114,839
Asia Plus Group Holdings PCL	303,900	37,065
Asia Sermkij Leasing PCL, NVDR	19,300	13,839
Asian Insulators PCL (D)	1,650,880	76,832
Asian Phytoceuticals PCL	173,919	6,673
Bangchak Corp. PCL	195,700	224,946
Bangkok Airways PCL (B)	176,500	96,782
Bangkok Aviation Fuel Services PCL	110,125	155,131
Bangkok Bank PCL	16,405	108,222
Bangkok Chain Hospital PCL	293,125	141,063
Bangkok Dusit Medical Services PCL	347,500	226,829
Bangkok Expressway & Metro PCL	947,325	230,556
Bangkok Insurance PCL	11,270	124,122
Bangkok Land PCL	2,950,100	162,712
Bangkok Life Assurance PCL, NVDR	94,560	110,971
Bangkok Ranch PCL	94,100	22,345
Banpu PCL	391,800	205,302
Beauty Community PCL	441,900	287,173
BEC World PCL	279,000	127,167
Berli Jucker PCL	131,600	233,800
Big Camera Corp. PCL	370,400	35,448
BJC Heavy Industries PCL	115,300	11,027
BTS Group Holdings PCL	381,900	96,458
Bumrungrad Hospital PCL	52,500	320,515
Cal-Comp Electronics Thailand PCL	820,392	78,072
Carabao Group PCL	41,800	106,685
Central Pattana PCL	276,400	680,633
Central Plaza Hotel PCL	183,200	300,418
CH Karnchang PCL	101,223	80,768
Charoen Pokphand Foods PCL	730,333	528,204
Christiani & Nielsen Thai	17,200	1,816
Chularat Hospital PCL	730,700	51,494
CIMB Thai Bank PCL (A)	279,200	9,611
CK Power PCL	923,100	113,146
COL PCL	20,700	47,415
Com7 PCL	96,300	48,811
Country Group Development PCL (A)	1,267,400	54,463
CP ALL PCL	456,200	1,019,807
CS Loxinfo PCL	101,600	24,123
Delta Electronics Thailand PCL	67,100	173,383
Dhipaya Insurance PCL	57,600	84,612
Diamond Building Products PCL	44,900	7,913
Dynasty Ceramic PCL	1,381,000	154,743
Eastern Polymer Group PCL	137,600	47,677
Eastern Water Resources Development & Management PCL	203,100	75,889
Electricity Generating PCL	33,500	220,540
Energy Absolute PCL, Foreign Shares	388,200	541,612
Esso Thailand PCL (A)	414,100	209,371
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Emerging Markets Fund	71

	Shares	Value
Thailand (continued)
Forth Smart Service PCL	96,100	$53,907
Fortune Parts Industry PCL	149,400	21,519
G J Steel PCL (A)	1,507,550	16,672
GFPT PCL	160,800	67,576
Global Power Synergy PCL	93,100	156,953
Glow Energy PCL	93,300	249,297
GMM Grammy PCL (A)	60,740	21,359
Golden Land Property Development PCL	331,500	89,517
Grand Canal Land PCL	788,200	47,372
Green River Holding Company, Ltd.	4,040	20,266
Group Lease PCL, NVDR	32,600	7,163
Hana Microelectronics PCL	75,500	109,484
Home Product Center PCL	964,112	372,229
Ichitan Group PCL (A)	115,200	31,603
Indorama Ventures PCL	332,900	499,986
Intouch Holdings PCL	63,600	105,787
IRPC PCL	1,704,700	324,134
Italian-Thai Development PCL	625,976	78,384
Jasmine International PCL	819,638	178,626
Jay Mart PCL	89,401	52,402
Kang Yong Electric PCL	2,800	40,463
Kasikornbank PCL, Foreign Shares	127,300	913,721
Kasikornbank PCL, NVDR	34,800	242,646
KCE Electronics PCL	54,900	138,909
KGI Securities Thailand PCL	412,600	55,842
Khon Kaen Sugar Industry PCL	392,800	59,763
Khonburi Sugar PCL	69,700	12,707
Kiatnakin Bank PCL	57,300	132,293
Krung Thai Bank PCL	634,150	375,272
Krungthai Card PCL	43,400	222,526
Lam Soon Thailand PCL	75,400	13,081
Land & Houses PCL	490,300	156,077
Land & Houses PCL	75,000	24,139
Lanna Resources PCL	118,800	67,774
LH Financial Group PCL (B)	1,847,600	97,924
Loxley PCL	406,500	33,920
LPN Development PCL	234,300	94,098
Major Cineplex Group PCL	175,600	165,616
Malee Group PCL	36,000	42,769
Maybank Kim Eng Securities Thailand PCL	21,400	14,292
MBK PCL	299,700	175,274
MC Group PCL	92,500	45,294
MCOT PCL (A)	113,800	39,386
MCS Steel PCL	47,300	20,987
Mega Lifesciences PCL	96,600	120,771
Minor International PCL	269,745	359,154
MK Restaurants Group PCL	63,900	166,225
Mono Technology PCL	252,100	30,590
Muang Thai Insurance PCL	2,600	10,876
Muangthai Leasing PCL	146,100	173,675
Namyong Terminal PCL	123,500	24,038
Nation Multimedia Group PCL (A)	951,500	14,870
Padaeng Industry PCL	65,300	43,875
Plan B Media PCL	66,400	13,150
72	JOHN HANCOCK Emerging Markets Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Thailand (continued)
Polyplex Thailand PCL	128,100	$48,605
Precious Shipping PCL (A)	84,900	28,121
Premier Marketing PCL	127,100	50,248
Property Perfect PCL	2,551,100	68,722
Pruksa Holding PCL	217,000	155,456
PTG Energy PCL	274,900	177,910
PTT Exploration & Production PCL	358,928	1,003,636
PTT Global Chemical PCL	179,992	438,257
PTT PCL	426,000	5,386,690
Quality Houses PCL	1,699,871	158,332
Raimon Land PCL	771,200	23,845
Ratchaburi Electricity Generating Holding PCL	89,500	152,822
Ratchthani Leasing PCL	309,800	83,888
Regional Container Lines PCL (A)	116,600	32,486
Robinson PCL (B)	46,200	104,727
Rojana Industrial Park PCL	473,760	104,653
RS PCL (B)	137,800	101,329
Saha-Union PCL	218,200	293,542
Sahaviriya Steel Industries PCL (A)(D)	447,113	19,782
Samart Corp. PCL	223,100	83,489
Samart Digital Public Company, Ltd. (A)	426,000	8,087
Samart Telcoms PCL	214,700	88,880
Sansiri PCL	2,223,209	152,902
Sappe PCL	8,200	6,346
SC Asset Corp. PCL	814,093	97,243
Siam City Cement PCL	14,941	134,170
Siam Future Development PCL	424,443	104,719
Siam Global House PCL	159,711	80,758
Siam Wellness Group PCL	24,300	14,022
Siamgas & Petrochemicals PCL	150,300	98,578
Singha Estate PCL (A)	163,700	18,864
Sino-Thai Engineering & Construction PCL	53,328	40,227
SNC Former PCL	50,600	21,561
Somboon Advance Technology PCL	113,107	82,539
SPCG PCL	195,800	128,949
Sri Ayudhya Capital PCL	25,800	26,679
Sri Trang Agro-Industry PCL	172,200	67,715
Srisawad Corp. PCL	97,200	187,616
Srithai Superware PCL	589,700	28,733
Star Petroleum Refining PCL	486,400	241,560
STP & I PCL (B)	260,770	47,126
Supalai PCL	277,800	203,422
Superblock PCL (A)	1,968,000	71,644
SVI PCL	397,828	52,912
Symphony Communication PCL (A)	39,108	10,482
Syntec Construction PCL	280,000	49,327
Taokaenoi Food & Marketing PCL	126,200	79,685
Tapaco PCL	15,700	7,384
Tata Steel Thailand PCL (A)	909,000	27,079
Thai Agro Energy PCL	55,500	4,665
Thai Airways International PCL (A)	392,211	205,381
Thai Central Chemical PCL	1,900	2,576
Thai Metal Trade PCL	54,800	26,481
Thai Oil PCL	198,200	565,320
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Emerging Markets Fund	73

	Shares	Value
Thailand (continued)
Thai Reinsurance PCL	523,600	$28,747
Thai Stanley Electric PCL	18,200	123,976
Thai Union Group PCL	344,000	193,827
Thai Vegetable Oil PCL	131,100	122,312
Thai Wah PCL	59,300	16,973
Thaicom PCL	203,500	79,287
Thaifoods Group PCL	132,900	25,065
Thai-German Ceramic Industry PCL	194,800	13,816
Thaire Life Assurance PCL	127,700	43,834
Thanachart Capital PCL	158,400	273,219
The Erawan Group PCL	282,300	71,293
The Siam Cement PCL (Stock Exchange of Thailand)	2,850	41,774
The Siam Cement PCL, NVDR	48,700	711,291
The Siam Commercial Bank PCL	95,831	448,539
Thoresen Thai Agencies PCL	296,137	82,198
TICON Industrial Connection PCL	195,544	100,094
Tipco Asphalt PCL, NVDR	232,200	149,484
TIPCO Foods PCL	46,600	21,580
Tisco Financial Group PCL	59,800	161,870
TMB Bank PCL	3,872,500	331,977
Total Access Communication PCL (A)	134,700	174,447
Total Access Communication PCL, NVDR (A)	131,900	170,821
TPI Polene PCL	2,865,400	182,698
TRC Construction PCL	601,800	20,470
True Corp. PCL (A)	1,814,388	317,790
TTCL PCL	53,400	29,287
TTW PCL	520,300	199,318
Unique Engineering & Construction PCL	264,680	143,682
United Paper PCL	53,800	15,105
Univentures PCL	348,200	103,976
Vanachai Group PCL	170,080	58,290
VGI Global Media PCL	1,008,600	195,028
Vibhavadi Medical Center PCL	1,142,300	95,920
Vinythai PCL	119,000	73,552
WHA Corp. PCL	656,800	78,495
Workpoint Entertainment PCL	60,540	155,169
Turkey 1.3%		14,388,291
Adana Cimento Sanayii TAS, Class A	28,167	45,867
Afyon Cimento Sanayi TAS (A)(B)	16,048	28,906
Akbank Turk AS	223,632	512,974
Akcansa Cimento AS	24,531	65,380
Akenerji Elektrik Uretim AS (A)	91,387	18,644
Aksa Akrilik Kimya Sanayii AS	50,500	156,889
Aksa Enerji Uretim AS (A)	14,993	13,419
Aksigorta AS (A)	13,405	10,824
Alarko Holding AS	23,955	39,811
Albaraka Turk Katilim Bankasi AS	120,356	35,313
Alkim Alkali Kimya AS	2,994	18,194
Anadolu Anonim Turk Sigorta Sirketi	274,561	200,342
Anadolu Cam Sanayii AS	84,473	53,029
Anadolu Efes Biracilik Ve Malt Sanayii AS	49,147	292,926
Anadolu Hayat Emeklilik AS	23,939	43,703
Arcelik AS	74,163	374,982
74	JOHN HANCOCK Emerging Markets Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Turkey (continued)
Aselsan Elektronik Sanayi ve Ticaret AS (B)	20,139	$171,272
Aygaz AS	15,080	56,664
Bagfas Bandirma Gubre Fabrikalari AS (A)	10,105	22,921
Baticim Bati Anadolu Cimento Sanayii AS (A)	18,357	37,711
Bera Holding AS (A)(B)	40,331	55,546
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS (A)	51,910	53,260
BIM Birlesik Magazalar AS	43,081	794,578
Bizim Toptan Satis Magazalari AS (A)(B)	7,455	13,013
Bolu Cimento Sanayii AS	34,401	48,071
Borusan Mannesmann Boru Sanayi ve Ticaret AS (B)	24,583	63,704
Boyner Perakende Ve Tekstil Yatirimlari AS (A)(B)	51,726	110,058
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS (A)(B)	8,741	15,199
Bursa Cimento Fabrikasi AS	9,487	12,236
Cimsa Cimento Sanayi ve Ticaret AS	20,422	71,164
Coca-Cola Icecek AS	25,325	226,524
Dogan Sirketler Grubu Holding AS (A)(B)	561,309	114,645
Dogus Otomotiv Servis ve Ticaret AS (A)(B)	8,148	15,693
Eczacibasi Yatirim Holding Ortakligi AS	11,435	30,147
EGE Endustri ve Ticaret AS	731	52,953
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	68,681	73,314
Enka Insaat ve Sanayi AS	75,569	108,789
Erbosan Erciyas Boru Sanayii ve Ticaret AS	2,145	41,224
Eregli Demir ve Celik Fabrikalari TAS	312,675	687,787
Fenerbahce Futbol AS (A)(B)	6,844	57,950
Ford Otomotiv Sanayi AS	20,408	286,962
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS (A)(B)	15,588	23,612
Global Yatirim Holding AS (A)	46,033	35,947
Goldas Kuyumculuk Sanayi Ithalat ve Bagli Ortakliklari (A)(D)	54,847	2,941
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	924	14,351
Goodyear Lastikleri TAS	33,270	34,055
Gozde Girisim Sermayesi Yatirim Ortakligi AS (A)	18,319	20,152
Gubre Fabrikalari TAS (A)	14,222	13,219
Hektas Ticaret TAS	13,122	23,807
Ihlas Holding AS (A)(B)	334,671	40,137
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	10,208	27,918
Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim AS (A)	75,939	88,117
Is Finansal Kiralama AS	37,666	12,866
Is Yatirim Menkul Degerler AS	64,156	37,230
Izmir Demir Celik Sanayi AS (A)	74,109	51,307
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A (A)	101,668	57,835
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B (A)	37,748	21,833
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D (A)	351,845	193,824
KOC Holding AS	70,773	297,711
Kordsa Teknik Tekstil AS	20,559	34,613
Koza Altin Isletmeleri AS (A)	9,287	71,280
Koza Anadolu Metal Madencilik Isletmeleri AS (A)(B)	113,466	133,705
Logo Yazilim Sanayi ve Ticaret AS (A)	2,894	41,411
Mardin Cimento Sanayii ve Ticaret AS	12,215	13,461
Metro Ticari ve Mali Yatirimlar Holding AS (A)	120,069	30,015
Migros Ticaret AS (A)(B)	11,041	66,877
NET Holding AS (A)(B)	138,123	65,942
Netas Telekomunikasyon AS (A)	23,005	84,574
Nuh Cimento Sanayi AS	27,104	65,884
Otokar Otomotiv ve Savunma Sanayi AS (B)	4,537	124,057
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Emerging Markets Fund	75

	Shares	Value
Turkey (continued)
Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS (A)	38,751	$34,855
Petkim Petrokimya Holding AS	248,096	412,825
Pinar Entegre Et ve Un Sanayi AS	4,670	11,044
Pinar SUT Mamulleri Sanayii AS	4,071	12,516
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	43,467	30,155
Sasa Polyester Sanayi AS (B)	23,507	42,903
Sekerbank TAS (A)(B)	98,408	33,677
Selcuk Ecza Deposu Ticaret ve Sanayi AS	44,655	37,664
Soda Sanayii AS	73,431	92,298
Tat Gida Sanayi AS	10,580	12,104
TAV Havalimanlari Holding AS	91,251	453,693
Tekfen Holding AS	40,069	144,899
Tofas Turk Otomobil Fabrikasi AS	25,662	203,753
Trakya Cam Sanayii AS	194,951	205,441
Tupras Turkiye Petrol Rafinerileri AS	24,428	755,912
Turcas Petrol AS (B)	70,133	38,214
Turk Hava Yollari AO (A)	195,881	610,542
Turk Telekomunikasyon AS (A)	46,856	67,985
Turk Traktor ve Ziraat Makineleri AS	4,771	89,743
Turkcell Iletisim Hizmetleri AS	204,097	792,800
Turkiye Garanti Bankasi AS	329,175	806,478
Turkiye Halk Bankasi AS	218,031	494,080
Turkiye Is Bankasi, Class C	369,902	582,249
Turkiye Sinai Kalkinma Bankasi AS	510,379	175,733
Turkiye Sise ve Cam Fabrikalari AS	279,450	298,725
Turkiye Vakiflar Bankasi TAO, Class D	350,298	516,560
Ulker Biskuvi Sanayi AS	42,295	196,198
Vestel Elektronik Sanayi ve Ticaret AS (A)	44,957	78,697
Yapi ve Kredi Bankasi AS (A)	147,270	155,794
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS (A)	12,926	83,166
Zorlu Enerji Elektrik Uretim AS (A)(B)	164,001	56,319
Ukraine 0.0%		477,404
Kernel Holding SA	35,470	477,404
United States 0.1%		727,517
Bizlink Holding, Inc.	18,677	169,303
GCS Holdings, Inc.	10,000	26,878

Nexteer Automotive Group, Ltd. (A)	247,000	531,336
Preferred securities 2.1%		$23,881,577
(Cost $23,750,456)
Brazil 1.9%		21,932,588
AES Tiete Energia SA	677	544
Alpargatas SA	37,754	191,464
Banco ABC Brasil SA	38,011	188,893
Banco Bradesco SA	445,791	4,443,522
Banco do Estado do Rio Grande do Sul SA, B Shares	86,200	342,389
Banco Pan SA (A)	75,291	43,179
Banco Pine SA (A)	35,728	32,076
Centrais Eletricas Brasileiras SA, B Shares	22,554	146,922
Centrais Eletricas Santa Catarina (A)	4,000	23,732
Cia Brasileira de Distribuicao (A)	31,600	674,569
Cia de Gas de Sao Paulo COMGAS, A Shares	14,563	255,206
Cia de Saneamento do Parana	87,681	284,044
76	JOHN HANCOCK Emerging Markets Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Brazil (continued)
Cia de Transmissao de Energia Eletrica Paulista	13,518	$251,736
Cia Energetica de Minas Gerais	285,344	574,433
Cia Energetica de Sao Paulo, B Shares	61,595	230,835
Cia Energetica do Ceara, A Shares	6,400	103,927
Cia Ferro Ligas da Bahia - FERBASA	19,876	99,483
Cia Paranaense de Energia, B Shares	25,000	175,987
Eucatex SA Industria e Comercio	24,300	29,886
Gerdau SA	15,500	52,457
Gol Linhas Aereas Inteligentes SA (A)	34,700	148,965
Grazziotin SA	3,200	24,913
Itau Unibanco Holding SA	753,541	9,496,289
Lojas Americanas SA	107,952	489,054
Marcopolo SA (A)	151,057	166,186
Petroleo Brasileiro SA (A)	330,486	1,551,274
Randon SA Implementos e Participacoes	68,925	134,576
Telefonica Brasil SA	68,399	991,152
Unipar Carbocloro SA	47,501	235,887
Usinas Siderurgicas de Minas Gerais SA, A Shares (A)	210,059	549,008
Chile 0.1%		1,030,179
Coca-Cola Embonor SA, B Shares	29,056	70,208
Embotelladora Andina SA, B Shares	65,531	295,453
Sociedad Quimica y Minera de Chile SA, B Shares	12,242	664,518
Colombia 0.1%		801,239
Banco Davivienda SA	32,005	307,689
Bancolombia SA	19,666	190,369
Grupo Argos SA	4,425	27,226
Grupo Aval Acciones y Valores SA	364,450	149,211
Grupo de Inversiones Suramericana SA	10,109	126,744
Panama 0.0%		117,571

Avianca Holdings SA	122,294	117,571
Investment companies 0.1%		$620,068
(Cost $420,828)
South Korea 0.1%		620,068

Macquarie Korea Infrastructure Fund	80,450	620,068
Warrants 0.0%		$70,389
(Cost $21,395)
Malaysian Resources Corp. BHD (Expiration Date: 11-1-27; Strike Price: MYR 1.25) (A)	68,401	5,687
Sunway BHD (Expiration Date: 10-3-24; Strike Price: MYR 1.86) (A)	74,607	10,581
Supalai PCL (Expiration Date: 10-20-18; Strike Price: THB 4.00) (A)	69,450	41,041
Superblock PCL (Expiration Date: 8-31-20; Strike Price: THB 2.50) (A)	129,720	1,311
UMW Oil & Gas Corp. BHD (Expiration Date: 10-21-24; Strike Price: MYR 0.40) (A)	275,032	11,769
Rights 0.0%		$46,225
(Cost $0)
Ability Opto-Electronics Technology Company, Ltd. (Expiration Date: 12-5-17; Strike Price: TWD 60.00) (A)	1,061	400
Alltek Technology Corp. (Expiration Date: 12-19-17; Strike Price: TWD 18.00) (A)	3,451	391
Ascendis Health, Ltd. (Expiration Date: 12-13-17; Strike Price: ZAR 20.00) (A)	4,030	3
Banco Pan SA (Expiration Date: 12-29-17; Strike Price: BRL 1.88) (A)	17,242	105
China Power International Development, Ltd. (Expiration Date: 12-12-17; Strike Price: HKD 1.82) (A)(B)	232,666	6,554
Crucialtec Company, Ltd. (Expiration Date: 1-8-18; Strike Price: KRW 1,390.00) (A)	4,659	1,584
Harim Company, Ltd. (Expiration Date: 12-6-17; Strike Price: KRW 2,495.00) (A)	5,289	3,062
Hyundai Merchant Marine Company, Ltd. (Expiration Date: 12-8-17; Strike Price: KRW 5,000.00) (A)	3,510	2,161
Hyundai Pharmaceutical Company, Ltd. (Expiration Date: 12-5-17; Strike Price: KRW 2,875.00) (A)	751	611
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Emerging Markets Fund	77

	Shares	Value

Iones Company, Ltd. (Expiration Date: 12-6-17; Strike Price: KRW 10,300.00) (A)	374	$636
Lepanto Consolidated Mining Company (Expiration Date: 12-11-17; Strike Price: PHP 0.15) (A)	705,306	14
Materials Analysis Technology, Inc. (Expiration Date: 12-12-17; Strike Price: TWD 82.00) (A)	810	59
PaperCorea, Inc. (Expiration Date: 12-11-17; Strike Price: KRW 1,215.00) (A)	1,652	562
SP Setia BHD Group (Expiration Date: 12-20-17; Strike Price: MYR 2.65) (A)	21,755	4,469
TA Chen Stainless (Expiration Date: 12-12-17; Strike Price: TWD 18.00) (A)	23,763	871
Topco Scientific Company, Ltd. (Expiration Date: 12-4-17; Strike Price: TWD 65.00) (A)	4,605	2,134
Winbond Electronics Corp. (Expiration Date: 12-12-17; Strike Price: TWD 22.00) (A)	65,519	14,417
WT Microelectronics Company, Ltd. (Expiration Date: 12-12-17; Strike Price: TWD 38.00) (A)	27,150	8,192

	Yield (%)	Shares	Value
Securities lending collateral 3.7%			$42,067,737
(Cost $42,070,560)
John Hancock Collateral Trust (E)	1.2290(F)	4,204,671	42,067,737

Total investments (Cost $873,466,594) 103.7%	$1,185,854,386
Other assets and liabilities, net (3.7%)	(41,972,517)
Total net assets 100.0%	$1,143,881,869

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
BRL	Brazilian Real
HKD	Hong Kong Dollar
KRW	Korean Won
MYR	Malaysian Ringgit
PHP	Philippine Peso
THB	Thai Bhat
TWD	New Taiwan Dollar
ZAR	South African Rand
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 11-30-17. The value of securities on loan amounted to $40,142,675.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 11-30-17.
The fund had the following sector composition as a percentage of net assets on 11-30-17:

Information technology	22.9%
Financials	20.0%
Consumer discretionary	11.7%
Materials	10.6%
Industrials	8.0%
Consumer staples	7.6%
Energy	5.4%
Telecommunication services	5.1%
Utilities	3.4%
Health care	2.9%
Real estate	2.4%
TOTAL	100.0%
78	JOHN HANCOCK Emerging Markets Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy

The following is a summary of the values by input classification of the fund's investments as of November 30, 2017, by major security category or type:

	Total value at 11-30-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$349,250	—	$349,250	—
Brazil	63,360,612	$8,139,086	55,221,526	—
Chile	15,611,313	2,839,560	12,771,753	—
China	154,207,778	24,295,141	129,804,747	$107,890
Colombia	4,160,797	4,160,797	—	—
Czech Republic	2,934,910	—	2,934,910	—
Egypt	604,155	—	604,155	—
Greece	3,334,402	—	3,334,402	—
Hong Kong	46,617,999	13,489,096	32,879,335	249,568
Hungary	4,511,155	—	4,511,155	—
India	148,570,196	1,812,080	146,747,843	10,273
Indonesia	29,938,003	1,233,011	28,699,188	5,804
Laos	22,146	—	22,146	—
Malaysia	37,602,400	—	37,592,692	9,708
Malta	297,132	—	297,132	—
Mexico	42,509,677	42,499,819	9,858	—
Netherlands	471,096	471,096	—	—
Peru	2,794,340	2,794,340	—	—

       79

	Total value at 11-30-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Philippines	15,465,714	—	15,464,594	1,120
Poland	20,318,642	—	20,318,642	—
Romania	503,229	—	503,229	—
Russia	14,345,265	5,789,882	8,555,383	—
Singapore	21,544	—	21,544	—
South Africa	81,192,646	5,165,377	76,027,269	—
South Korea	196,178,111	7,239,851	188,069,550	868,710
Taiwan	184,316,812	3,694,562	180,620,871	1,379
Thailand	33,335,854	—	33,239,240	96,614
Turkey	14,388,291	—	14,385,350	2,941
Ukraine	477,404	—	477,404	—
United States	727,517	—	727,517	—
Preferred securities
Brazil	21,932,588	—	21,932,588	—
Chile	1,030,179	—	1,030,179	—
Colombia	801,239	801,239	—	—
Panama	117,571	117,571	—	—
Investment companies	620,068	—	620,068	—
Warrants	70,389	70,389	—	—
Rights	46,225	6,662	39,563	—
Securities lending collateral	42,067,737	42,067,737	—	—
Total investments in securities	$1,185,854,386	$166,687,296	$1,017,813,083	$1,354,007

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       80

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	368Q1	11/17
This report is for the information of the shareholders of John Hancock Emerging Markets Fund.		1/18

John Hancock

Emerging Markets Debt Fund

Quarterly portfolio holdings 11/30/17

Fund’s investments
As of 11-30-17 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Foreign government obligations 39.3%					$330,353,619
(Cost $317,523,576)
Angola 0.8%					6,983,060
Republic of Angola Bond (A)	9.500	11-12-25		6,200,000	6,983,060
Argentina 6.7%					56,710,157
Provincia de Buenos Aires
Bond (A)	7.875	06-15-27		3,850,000	4,298,140
Bond (A)	9.950	06-09-21		5,600,000	6,487,768
Provincia De Rio Negro Bond	7.750	12-07-25		2,300,000	2,318,400
Republic of Argentina
Bond	6.875	01-26-27		7,090,000	7,749,370
Bond	7.625	04-22-46		10,350,000	11,602,350
Bond	8.280	12-31-33		20,792,224	24,254,129
Bahrain 0.7%					5,537,837
Kingdom of Bahrain
Bond (A)	6.125	08-01-23		2,000,000	2,070,000
Bond (A)	7.000	10-12-28		3,450,000	3,467,837
Bolivia 0.1%					840,592
Republic of Bolivia Bond	4.875	10-29-22		800,000	840,592
Brazil 2.4%					20,149,524
Federative Republic of Brazil
Bond	5.625	01-07-41		4,300,000	4,381,700
Note	10.000	01-01-21	BRL	26,000,000	8,433,898
Note	10.000	01-01-23	BRL	23,000,000	7,333,926
Chile 0.7%					6,078,000
Republic of Chile Bond	3.125	01-21-26		6,000,000	6,078,000
China 1.0%					8,186,380
The Export-Import Bank of China Bond	2.875	04-26-26		8,400,000	8,186,380
Colombia 1.6%					13,325,250
Republic of Colombia
Bond	4.000	02-26-24		7,400,000	7,677,500
Bond	4.375	07-12-21		500,000	527,250
Bond	5.000	06-15-45		4,900,000	5,120,500
Costa Rica 0.1%					981,250
Republic of Costa Rica Bond	4.250	01-26-23		1,000,000	981,250
Croatia 0.7%					6,226,255
Republic of Croatia Bond	5.500	04-04-23		5,650,000	6,226,255
Dominican Republic 1.3%					10,575,317
Government of Dominican Republic
Bond	5.875	04-18-24		5,500,000	5,920,695
Bond (A)	5.950	01-25-27		1,500,000	1,627,500
Bond (A)	6.875	01-29-26		2,650,000	3,027,122
Egypt 1.1%					8,870,148
Arab Republic of Egypt
2	JOHN HANCOCK Emerging Markets Debt Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Egypt (continued)
Bond (A)	5.875	06-11-25		3,000,000	$3,057,240
Bond (A)	7.500	01-31-27		3,700,000	4,097,898
Bond (A)	8.500	01-31-47		1,500,000	1,715,010
Ghana 1.6%					13,147,695
Republic of Ghana
Bond	8.125	01-18-26		6,300,000	6,854,658
Bond (A)	9.250	09-15-22		2,220,000	2,510,198
Bond (A)	10.750	10-14-30		2,800,000	3,782,839
Honduras 0.1%					1,116,539
Republic of Honduras Bond (A)	6.250	01-19-27		1,050,000	1,116,539
Hungary 1.8%					14,780,540
Republic of Hungary
Bond	5.375	02-21-23		4,700,000	5,249,900
Bond	5.375	03-25-24		8,400,000	9,530,640
Indonesia 2.0%					16,820,600
Republic of Indonesia
Bond (A)	4.750	01-08-26		6,350,000	6,876,815
Bond	4.750	01-08-26		2,250,000	2,432,678
Bond (A)	5.375	10-17-23		2,851,000	3,179,983
Bond	5.875	01-15-24		1,100,000	1,248,971
Bond	6.625	02-17-37		2,421,000	3,082,153
Iraq 0.9%					7,970,117
Republic of Iraq
Bond	5.800	01-15-28		7,078,000	6,758,103
Bond (A)	6.752	03-09-23		1,200,000	1,212,014
Jamaica 0.4%					3,001,800
Government of Jamaica Bond	7.625	07-09-25		2,500,000	3,001,800
Kazakhstan 0.4%					3,460,468
Republic of Kazakhstan Bond (A)	5.125	07-21-25		3,100,000	3,460,468
Macedonia 0.4%					3,409,812
Republic of Macedonia Bond	5.625	07-26-23	EUR	2,500,000	3,409,812
Mexico 3.0%					25,641,048
Government of Mexico
Bond	4.600	01-23-46		13,364,000	13,330,590
Bond	7.750	05-29-31	MXN	222,440,400	12,310,458
Montenegro 0.2%					1,833,154
Republic of Montenegro Bond (A)	5.750	03-10-21	EUR	1,400,000	1,833,154
Namibia 0.4%					3,442,908
Republic of Namibia Bond (A)	5.250	10-29-25		3,400,000	3,442,908
Nigeria 0.6%					4,792,520
Federal Republic of Nigeria
Bond (A)	7.625	11-28-47		2,500,000	2,575,000
Bond (A)	7.875	02-16-32		2,000,000	2,217,520
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Emerging Markets Debt Fund	3

	Rate (%)	Maturity date		Par value^	Value
Pakistan 1.4%					$11,472,423
Republic of Pakistan Bond (A)	6.875	12-05-27		11,500,000	11,472,423
Panama 1.1%					9,590,500
Republic of Panama
Bond	4.000	09-22-24		3,800,000	4,061,250
Bond	6.700	01-26-36		3,050,000	4,071,750
Bond	8.875	09-30-27		1,000,000	1,457,500
Peru 0.8%					6,621,725
Republic of Peru
Bond	6.550	03-14-37		2,200,000	2,967,800
Bond	8.200	08-12-26	PEN	9,650,000	3,653,925
Philippines 1.4%					11,348,743
Republic of Philippines
Bond	3.950	01-20-40		8,600,000	8,865,852
Bond	5.500	03-30-26		2,100,000	2,482,891
Senegal 0.2%					1,668,992
Republic of Senegal Bond (A)	6.250	05-23-33		1,600,000	1,668,992
South Africa 0.4%					3,099,848
Republic of South Africa Bond	4.300	10-12-28		3,300,000	3,099,848
Turkey 3.6%					30,646,755
Republic of Turkey
Bond	4.250	04-14-26		14,200,000	13,349,136
Bond	6.000	03-25-27		4,750,000	4,984,242
Bond	6.000	01-14-41		8,250,000	8,151,594
Bond	6.250	09-26-22		3,860,000	4,161,783
Uruguay 0.9%					7,769,946
Republic of Uruguay
Bond	4.375	10-27-27		650,000	702,000
Bond (A)	8.500	03-15-28	UYU	24,900,000	858,769
Bond (A)	9.875	06-20-22	UYU	169,400,000	6,209,177
Vietnam 0.5%					4,253,716

Republic of Vietnam Bond	4.800	11-19-24		4,000,000	4,253,716
Corporate bonds 56.8%					$478,221,795
(Cost $462,318,841)
Argentina 1.7%					14,454,526
Cablevision SA (A)	6.500	06-15-21		3,900,000	4,139,226
YPF SA (A)	8.500	03-23-21		2,400,000	2,716,800
YPF SA (A)	8.500	07-28-25		6,500,000	7,598,500
Azerbaijan 0.8%					6,824,310
State Oil Company of the Azerbaijan Republic	4.750	03-13-23		6,800,000	6,824,310
Brazil 6.3%					52,812,897
Banco BTG Pactual SA	5.750	09-28-22		4,200,000	4,205,250
Banco do Brasil SA (6.250% to 4-15-24, then 10 Year CMT + 4.398%) (B)	6.250	04-15-24		3,340,000	3,075,138
Braskem Finance, Ltd. (A)(B)	7.375	01-02-18		3,972,000	4,010,528
Centrais Eletricas Brasileiras SA (A)	5.750	10-27-21		5,000,000	5,237,500
Odebrecht Finance, Ltd. (A)(B)	7.500	01-02-18		2,540,000	889,000
Odebrecht Offshore Drilling Finance, Ltd. (A)(C)	6.625	10-01-23		2,075,535	721,248
4	JOHN HANCOCK Emerging Markets Debt Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Brazil (continued)
Petrobras Global Finance BV	6.750	01-27-41		16,202,000	$16,262,758
Petrobras Global Finance BV	6.850	06-05-15		11,300,000	10,819,750
Vale Overseas, Ltd.	6.875	11-21-36		6,210,000	7,591,725
Bulgaria 0.5%					4,171,529
Bulgarian Energy Holding EAD	4.875	08-02-21	EUR	3,200,000	4,171,529
Cayman Islands 1.8%					15,390,090
CK Hutchison International 17 II, Ltd. (A)	3.250	09-29-27		7,300,000	7,140,366
Three Gorges Finance I Cayman Islands, Ltd.	3.150	06-02-26		8,400,000	8,249,724
Chile 1.4%					11,482,387
Empresa Electrica Angamos SA (A)	4.875	05-25-29		7,500,000	7,425,867
Enel Americas SA	4.000	10-25-26		4,000,000	4,056,520
Colombia 1.3%					11,079,500
Ecopetrol SA	5.875	05-28-45		7,700,000	7,815,500
Grupo Aval, Ltd.	4.750	09-26-22		3,200,000	3,264,000
Costa Rica 1.2%					10,319,704
Banco Nacional de Costa Rica	6.250	11-01-23		2,500,000	2,626,425
Instituto Costarricense de Electricidad	6.375	05-15-43		8,280,000	7,693,279
Croatia 0.8%					6,312,237
Hrvatska Elektroprivreda	5.875	10-23-22		5,700,000	6,312,237
Dominican Republic 0.5%					4,513,125
Aeropuertos Dominicanos Siglo XXI SA (A)	6.750	03-30-29		4,150,000	4,513,125
Guatemala 0.3%					2,573,500
Agromercantil Senior Trust (A)	6.250	04-10-19		2,500,000	2,573,500
India 0.9%					7,654,000
Vedanta Resources PLC	7.125	05-31-23		3,020,000	3,246,500
Vedanta Resources PLC (A)	7.125	05-31-23		4,100,000	4,407,500
Indonesia 5.6%					47,386,801
Chandra Asri Petrochemical Tbk Pt (A)	4.950	11-08-24		2,000,000	1,973,192
Pelabuhan Indonesia III Persero PT (A)	4.875	10-01-24		9,100,000	9,702,420
Pertamina Persero PT (A)	6.000	05-03-42		22,500,000	25,552,958
Pertamina Persero PT (A)	6.450	05-30-44		8,500,000	10,158,231
Ireland 0.7%					5,806,960
Sibur Securities DAC (A)	4.125	10-05-23		5,800,000	5,806,960
Israel 1.3%					11,125,820
Israel Electric Corp., Ltd. (A)	5.000	11-12-24		6,000,000	6,439,020
Israel Electric Corp., Ltd. (A)	6.875	06-21-23		4,000,000	4,686,800
Kazakhstan 1.6%					13,473,160
KazAgro National Management Holding JSC (A)	4.625	05-24-23		7,550,000	7,643,620
Kazakhstan Temir Zholy Finance BV	6.950	07-10-42		4,600,000	5,220,540
Kazakhstan Temir Zholy National Company JSC (A)	4.850	11-17-27		600,000	609,000
Luxembourg 1.4%					11,472,980
Klabin Finance SA (A)	4.875	09-19-27		5,800,000	5,746,060
Millicom International Cellular SA (A)	5.125	01-15-28		5,800,000	5,726,920
Mauritius 0.7%					5,887,525
MTN Mauritius Investment, Ltd. (A)	4.755	11-11-24		5,950,000	5,887,525
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Emerging Markets Debt Fund	5

	Rate (%)	Maturity date		Par value^	Value
Mexico 10.1%					$85,008,652
Alpek SAB de CV	4.500	11-20-22		4,850,000	4,993,027
America Movil SAB de CV	7.125	12-09-24	MXN	55,000,000	2,791,150
Banco Nacional de Comercio Exterior SNC (3.800% to 8-11-21, then 5 Year CMT + 3.000%) (A)	3.800	08-11-26		4,000,000	3,985,000
BBVA Bancomer SA	6.500	03-10-21		3,700,000	4,049,650
Credito Real SAB de CV (A)	7.250	07-20-23		3,200,000	3,376,000
Credito Real SAB de CV SOFOM ER	7.250	07-20-23		2,000,000	2,110,000
Cydsa SAB de CV (A)	6.250	10-04-27		7,600,000	7,552,500
Mexichem SAB de CV (A)	4.875	09-19-22		1,800,000	1,925,100
Mexichem SAB de CV (A)	5.875	09-17-44		3,300,000	3,422,100
Mexichem SAB de CV	6.750	09-19-42		300,000	343,875
Mexichem SAB de CV (A)	6.750	09-19-42		1,600,000	1,834,000
Mexico City Airport Trust (A)	5.500	10-31-46		7,100,000	7,117,750
Mexico City Airport Trust (A)	5.500	07-31-47		6,900,000	6,920,700
Nemak SAB de CV (A)	5.500	02-28-23		6,220,000	6,391,050
Petroleos Mexicanos (A)	5.375	03-13-22		2,550,000	2,725,950
Petroleos Mexicanos	6.625	06-15-35		10,880,000	11,750,400
Sixsigma Networks Mexico SA de CV (A)	8.250	11-07-21		4,250,000	4,483,750
Trust F/1401 (A)	5.250	12-15-24		1,850,000	1,968,400
Trust F/1401 (A)	6.950	01-30-44		6,600,000	7,268,250
Netherlands 4.1%					34,843,569
Braskem Netherlands Finance BV (A)	4.500	01-10-28		11,150,000	11,097,038
GTH Finance BV (A)	7.250	04-26-23		1,800,000	2,043,281
GTH Finance BV	7.250	04-26-23		3,092,000	3,509,902
Listrindo Capital BV (A)	4.950	09-14-26		7,750,000	7,850,750
Myriad International Holdings BV (A)	4.850	07-06-27		3,200,000	3,311,040
VEON Holdings BV (A)	4.950	06-16-24		4,350,000	4,460,925
VEON Holdings BV (A)	7.504	03-01-22		2,230,000	2,570,633
Panama 0.6%					4,750,950
Banco General SA (A)	4.125	08-07-27		4,750,000	4,750,950
Paraguay 0.7%					5,428,525
Telefonica Celular del Paraguay SA	6.750	12-13-22		5,300,000	5,428,525
Peru 3.9%					32,933,008
Abengoa Transmision Sur SA (A)	6.875	04-30-43		6,210,625	6,839,447
BBVA Banco Continental SA (5.250% to 9-22-24, then 5 Year CMT + 2.750%) (A)	5.250	09-22-29		2,300,000	2,484,000
Kallpa Generacion SA (A)	4.875	05-24-26		2,890,000	3,038,835
Petroleos del Peru SA (A)	5.625	06-19-47		6,180,000	6,566,250
SAN Miguel Industrias Pet SA (A)	4.500	09-18-22		9,990,000	10,189,800
Volcan Cia Minera SAA	5.375	02-02-22		3,603,000	3,814,676
Russia 3.1%					25,952,954
Gazprom Neft OAO	6.000	11-27-23		3,700,000	4,090,010
Mobile Telesystems OJSC	5.000	05-30-23		5,700,000	5,931,374
Rosneft Oil Company (A)	4.199	03-06-22		4,100,000	4,141,738
Russian Agricultural Bank OJSC	8.500	10-16-23		3,750,000	4,236,300
Severstal OAO (A)	3.850	08-27-21		2,500,000	2,547,400
Severstal OAO	5.900	10-17-22		4,510,000	5,006,132
Thailand 1.3%					10,978,967
PTT Global Chemical PCL (A)	4.250	09-19-22		1,400,000	1,473,885
PTTEP Canada International Finance, Ltd. (A)	6.350	06-12-42		2,600,000	3,365,318
6	JOHN HANCOCK Emerging Markets Debt Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Thailand (continued)
PTTEP Treasury Center Company, Ltd. (4.600% to 7-17-22, then 5 Year CMT + 2.724%) (A)(B)	4.600	07-17-22	6,050,000	$6,139,764
Togo 0.5%				4,368,000
Banque Ouest Africaine de Developpement (A)	5.000	07-27-27	4,200,000	4,368,000
Turkey 2.1%				17,920,568
Export Credit Bank of Turkey (A)	5.000	09-23-21	12,050,000	12,080,173
Turkcell Iletisim Hizmetleri AS (A)	5.750	10-15-25	5,500,000	5,840,395
United Kingdom 0.6%				5,287,059
Liquid Telecommunications Financing PLC (A)	8.500	07-13-22	2,050,000	2,155,034
Vedanta Resources PLC (A)	6.375	07-30-22	2,990,000	3,132,025
Virgin Islands 1.0%				8,008,492
State Grid Overseas Investment 2016, Ltd.	3.500	05-04-27	8,000,000	8,008,492

	Shares	Value
Common stocks 0.1%		$906,008
(Cost $5,909,631)
Colombia 0.1%		906,008
Frontera Energy Corp. (D)	31,145	906,008

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 4.1%				$34,216,807
(Cost $34,216,807)
U.S. Government Agency 3.0%				25,058,000
Federal Agricultural Mortgage Corp. Discount Note	0.950	12-01-17	1,287,000	1,287,000
Federal Farm Credit Bank Discount Note	0.950	12-01-17	1,979,000	1,979,000
Federal Home Loan Bank Discount Note	0.900	12-01-17	21,792,000	21,792,000

	Yield (%)	Shares	Value
Money market funds 0.0%			275,807
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	0.9500(E)	275,807	275,807

	Par value^	Value
Repurchase agreement 1.1%		8,883,000
Repurchase Agreement with Barclays Bank dated 11-30-17 at 1.020% to be repurchased at $8,883,252 on 12-1-17, collateralized by $9,090,300 U.S. Treasury Notes, 1.250% due 11-15-18 (valued at $9,060,920, including interest)	8,883,000	8,883,000

Total investments (Cost $819,968,855) 100.3%	$843,698,229
Other assets and liabilities, net (0.3%)	(2,324,834)
Total net assets 100.0%	$841,373,395

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
UYU	Uruguayan Peso
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Emerging Markets Debt Fund	7

(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $399,971,471 or 47.5% of the fund's net assets as of 11-30-17.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Non-income producing - Issuer is in default.
(D)	Non-income producing security.
(E)	The rate shown is the annualized seven-day yield as of 11-30-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
8	JOHN HANCOCK Emerging Markets Debt Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Future	110	Short	Mar 2018	$(13,737,735)	$(13,645,156)	$92,579
						$92,579
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	5,257,805	USD	4,270,000	Royal Bank of Canada	12/20/2017	—	$(193,460)
JPY	476,576,373	USD	4,264,229	Citigroup	12/20/2017	—	(25,388)
JPY	849,568,133	USD	7,696,849	Goldman Sachs Bank USA	12/20/2017	—	(140,485)
MXN	152,310,512	USD	8,290,000	HSBC	12/20/2017	—	(140,554)
						—	$(499,887)

Derivatives currency abbreviations
CAD	Canadian Dollar
JPY	Japanese Yen
MXN	Mexican Peso
USD	U.S. Dollar
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Emerging Markets Debt Fund	9

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2017, all investments are categorized as Level 2 under the hierarchy described above except for common stocks, money market funds, and futures which are categorized as Level 1.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in

       10

the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended November 30, 2017, the fund used futures contracts to manage duration of the fund, manage against anticipated interest rate changes and gain exposure to treasuries markets.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended November 30, 2017, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currency and to maintain diversity and liquidity of the fund.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       11

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	358Q1	11/17
This report is for the information of the shareholders of John Hancock Emerging Markets Debt Fund.		1/18

John Hancock

Equity Income Fund

Quarterly portfolio holdings 11/30/17

Fund’s investments
As of 11-30-17 (unaudited)
	Shares	Value
Common stocks 97.3%		$1,667,324,345
(Cost $1,183,703,219)
Consumer discretionary 7.6%		130,732,698
Auto components 0.6%
Adient PLC	142,082	11,119,337
Automobiles 0.3%
Ford Motor Company	387,800	4,855,256
Hotels, restaurants and leisure 1.0%
Las Vegas Sands Corp.	243,300	16,858,257
Leisure products 0.5%
Mattel, Inc. (A)	533,200	9,730,900
Media 4.0%
Comcast Corp., Class A	534,600	20,068,884
News Corp., Class A	976,900	15,786,704
The Walt Disney Company	50,200	5,261,964
Twenty-First Century Fox, Inc., Class B	864,200	26,919,830
Multiline retail 0.9%
Kohl's Corp.	260,400	12,491,388
Macy's, Inc.	110,400	2,627,520
Specialty retail 0.3%
L Brands, Inc.	89,400	5,012,658
Consumer staples 7.4%		126,218,730
Beverages 1.4%
Diageo PLC	167,971	5,807,367
PepsiCo, Inc.	148,800	17,338,176
Food and staples retailing 1.2%
Wal-Mart Stores, Inc.	212,400	20,651,652
Food products 2.6%
Archer-Daniels-Midland Company	358,600	14,300,968
Kellogg Company	99,500	6,582,920
Tyson Foods, Inc., Class A	289,500	23,811,375
Household products 1.1%
Kimberly-Clark Corp.	158,400	18,969,984
Personal products 0.4%
Coty, Inc., Class A (A)	362,833	6,251,613
Tobacco 0.7%
Philip Morris International, Inc.	121,700	12,504,675
Energy 9.9%		168,885,394
Oil, gas and consumable fuels 9.9%
Apache Corp.	342,896	14,343,340
Canadian Natural Resources, Ltd.	166,800	5,657,856
Chevron Corp.	157,460	18,736,165
EQT Corp.	34,760	2,071,696
Exxon Mobil Corp.	538,724	44,870,322
Hess Corp.	367,300	16,851,724
Occidental Petroleum Corp.	293,800	20,712,900
TOTAL SA, ADR (A)	618,800	34,993,140
TransCanada Corp.	221,700	10,648,251
2	JOHN HANCOCK Equity Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials 26.5%		$454,684,207
Banks 12.8%
Bank of America Corp.	128,222	3,612,014
Citigroup, Inc.	365,600	27,602,800
Fifth Third Bancorp	755,500	23,050,305
JPMorgan Chase & Co.	631,814	66,037,199
KeyCorp	685,400	13,008,892
The PNC Financial Services Group, Inc.	117,900	16,572,024
U.S. Bancorp	449,500	24,789,925
Wells Fargo & Company	807,000	45,571,290
Capital markets 6.6%
Ameriprise Financial, Inc.	96,730	15,789,238
Franklin Resources, Inc.	53,984	2,340,206
Morgan Stanley	734,000	37,881,740
Northern Trust Corp.	139,400	13,630,532
State Street Corp.	306,800	29,253,380
The Bank of New York Mellon Corp.	273,600	14,976,864
Consumer finance 0.1%
American Express Company	14,300	1,397,253
Insurance 7.0%
American International Group, Inc.	320,600	19,223,176
Brighthouse Financial, Inc. (B)	207,009	12,170,059
Chubb, Ltd.	110,104	16,747,919
Loews Corp.	502,900	25,285,812
Marsh & McLennan Companies, Inc.	115,900	9,727,487
MetLife, Inc.	424,100	22,765,688
Willis Towers Watson PLC	37,282	5,994,946
XL Group, Ltd.	186,900	7,255,458
Health care 11.2%		191,896,414
Biotechnology 1.1%
Gilead Sciences, Inc.	257,200	19,233,416
Health care equipment and supplies 2.1%
Becton, Dickinson and Company	63,900	14,582,619
Medtronic PLC	246,513	20,246,113
Health care providers and services 1.9%
Anthem, Inc.	139,792	32,845,528
Pharmaceuticals 6.1%
Bristol-Myers Squibb Company	241,800	15,279,342
GlaxoSmithKline PLC	561,633	9,717,621
GlaxoSmithKline PLC, ADR	171,000	5,995,260
Johnson & Johnson	242,500	33,787,525
Merck & Company, Inc.	291,300	16,100,151
Pfizer, Inc.	664,888	24,108,839
Industrials 9.0%		153,734,214
Aerospace and defense 1.8%
The Boeing Company	101,000	27,956,800
United Technologies Corp.	16,800	2,040,360
Air freight and logistics 1.4%
C.H. Robinson Worldwide, Inc.	25,500	2,209,575
United Parcel Service, Inc., Class B	173,000	21,010,850
Airlines 0.8%
Delta Air Lines, Inc.	129,700	6,863,724
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Equity Income Fund	3

	Shares	Value
Industrials (continued)
Airlines (continued)
Southwest Airlines Company	111,300	$6,752,571
Building products 1.5%
Johnson Controls International PLC	671,529	25,276,352
Commercial services and supplies 0.2%
Stericycle, Inc. (B)	55,906	3,707,127
Electrical equipment 0.9%
Emerson Electric Company	245,000	15,880,900
Industrial conglomerates 0.5%
General Electric Company	470,900	8,612,761
Machinery 1.9%
Flowserve Corp.	203,799	8,677,761
Illinois Tool Works, Inc.	88,900	15,046,325
Pentair PLC	136,300	9,699,108
Information technology 10.2%		174,428,496
Communications equipment 3.2%
Cisco Systems, Inc.	657,600	24,528,480
Harris Corp.	206,386	29,822,777
Electronic equipment, instruments and components 0.4%
TE Connectivity, Ltd.	77,800	7,347,432
Semiconductors and semiconductor equipment 3.6%
Analog Devices, Inc.	51,600	4,443,276
Applied Materials, Inc.	264,900	13,978,773
QUALCOMM, Inc.	496,300	32,924,542
Texas Instruments, Inc.	108,200	10,526,778
Software 2.3%
CA, Inc.	83,100	2,748,117
Microsoft Corp.	433,300	36,470,861
Technology hardware, storage and peripherals 0.7%
Apple, Inc.	24,000	4,124,400
Hewlett Packard Enterprise Company	222,000	3,096,900
Western Digital Corp.	56,000	4,416,160
Materials 5.3%		91,731,915
Chemicals 3.1%
Akzo Nobel NV	36,144	3,262,469
CF Industries Holdings, Inc.	456,600	17,108,802
DowDuPont, Inc.	454,340	32,694,306
Construction materials 0.7%
Vulcan Materials Company	100,400	12,615,260
Containers and packaging 0.9%
International Paper Company	288,325	16,322,078
Metals and mining 0.6%
Nucor Corp.	169,200	9,729,000
Real estate 2.1%		36,390,742
Equity real estate investment trusts 2.1%
Equity Residential	157,100	10,497,422
Rayonier, Inc.	453,869	14,319,567
Weyerhaeuser Company	327,127	11,573,753
4	JOHN HANCOCK Equity Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Telecommunication services 2.9%		$49,432,043
Diversified telecommunication services 2.7%
CenturyLink, Inc.	290,198	4,233,989
Telefonica SA	801,251	8,215,271
Verizon Communications, Inc.	669,977	34,095,130
Wireless telecommunication services 0.2%
Vodafone Group PLC	952,367	2,887,653
Utilities 5.2%		89,189,492
Electric utilities 4.2%
Edison International	180,000	14,628,600
Exelon Corp.	265,857	11,088,895
PG&E Corp.	239,532	12,992,216
The Southern Company	523,998	26,828,698
Westar Energy, Inc.	83,500	4,777,035
Xcel Energy, Inc.	20,100	1,037,361
Multi-utilities 1.0%

NiSource, Inc.	647,900	17,836,687
Preferred securities 1.7%		$28,899,716
(Cost $24,580,256)
Health care 0.8%		13,070,169
Health care equipment and supplies 0.8%
Becton, Dickinson and Company, 6.125%	215,395	13,070,169
Utilities 0.9%		15,829,547
Electric utilities 0.7%
NextEra Energy, Inc., 6.123%	226,445	12,771,498
Multi-utilities 0.2%
DTE Energy Company, 6.500% (A)	54,404	3,058,049

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 0.2%				$3,133,688
(Cost $2,687,730)
Information technology 0.2%				3,133,688
Technology hardware, storage and peripherals 0.2%
Western Digital Corp.	10.500	04-01-24	2,700,000	3,133,688

	Yield (%)	Shares	Value
Securities lending collateral 0.8%			$14,480,539
(Cost $14,480,714)
John Hancock Collateral Trust (C)	1.2290(D)	1,447,359	14,480,539
Short-term investments 1.7%			$28,491,379
(Cost $28,491,379)
Money market funds 1.7%			28,491,379
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.9925(D)	1,649,071	1,649,071
T. Rowe Price Government Money Fund	1.1216(D)	26,842,308	26,842,308

Total investments (Cost $1,253,943,298) 101.7%	$1,742,329,667
Other assets and liabilities, net (1.7%)	(28,348,472)
Total net assets 100.0%	$1,713,981,195

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Equity Income Fund	5

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	A portion of this security is on loan as of 11-30-17. The value of securities on loan amounted to $14,161,537.
(B)	Non-income producing security.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 11-30-17.
6	JOHN HANCOCK Equity Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2017, by major security category or type:

	Total value at 11-30-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Consumer discretionary	$130,732,698	$130,732,698	—	—
Consumer staples	126,218,730	120,411,363	$5,807,367	—
Energy	168,885,394	168,885,394	—	—
Financials	454,684,207	454,684,207	—	—
Health care	191,896,414	182,178,793	9,717,621	—
Industrials	153,734,214	153,734,214	—	—
Information technology	174,428,496	174,428,496	—	—
Materials	91,731,915	88,469,446	3,262,469	—
Real estate	36,390,742	36,390,742	—	—
Telecommunication services	49,432,043	38,329,119	11,102,924	—
Utilities	89,189,492	89,189,492	—	—
Preferred securities	28,899,716	28,899,716	—	—
Corporate bonds	3,133,688	—	3,133,688	—
Securities lending collateral	14,480,539	14,480,539	—	—
Short-term investments	28,491,379	28,491,379	—	—
Total investments in securities	$1,742,329,667	$1,709,305,598	$33,024,069	—

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	458Q1	11/17
This report is for the information of the shareholders of John Hancock Equity Income Fund.		1/18

John Hancock

Floating Rate Income Fund

Quarterly portfolio holdings 11/30/17

Fund’s investments
As of 11-30-17 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Term loans (A) 89.1%				$1,245,607,428
(Cost $1,287,774,810)
Consumer discretionary 29.9%				417,275,608
Auto components 0.6%
American Axle & Manufacturing, Inc. (1 and 3 month LIBOR + 2.250%)	3.600	04-06-24	8,749,250	8,771,123
Consumer services 0.6%
Packers Holdings LLC (B)	TBD	11-03-24	4,930,000	4,945,431
TMK Hawk Parent Corp. (B)	TBD	09-26-24	103,205	103,824
TMK Hawk Parent Corp. (3 month LIBOR + 3.500%)	4.880	09-26-24	2,311,795	2,325,666
Diversified consumer services 1.8%
Laureate Education, Inc. (1 month LIBOR + 4.500%)	5.850	04-26-24	6,663,650	6,707,364
Monitronics International, Inc. (3 month LIBOR + 5.500%)	6.833	09-30-22	4,772,939	4,677,480
The ServiceMaster Company LLC (1 month LIBOR + 2.500%)	3.850	11-08-23	5,972,425	5,981,742
Weight Watchers International, Inc. (B)	TBD	11-17-24	8,310,000	8,172,386
Hotels, restaurants and leisure 11.9%
Affinity Gaming (3 month LIBOR + 8.250%)	9.729	09-14-24	3,202,400	3,236,442
Boyd Gaming Corp. (1 week LIBOR + 2.500%)	3.701	09-15-23	3,537,873	3,552,803
Caesars Entertainment Resort Properties LLC (1 month LIBOR + 3.500%)	4.850	10-11-20	10,564,675	10,558,125
Caesars Growth Properties Holdings LLC (1 month LIBOR + 2.750%)	4.100	05-08-21	1,437,168	1,436,866
Caesars Resort Collection LLC (B)	TBD	09-27-24	19,130,000	19,225,650
CCM Merger, Inc. (1 month LIBOR + 2.750%)	4.100	08-08-21	4,983,195	5,000,636
CEC Entertainment, Inc. (1 month LIBOR + 3.000%)	4.350	02-14-21	6,732,411	6,473,617
CityCenter Holdings LLC (1 month LIBOR + 2.500%)	3.850	04-18-24	10,490,575	10,533,901
Equinox Holdings, Inc. (1 month LIBOR + 7.000%)	8.350	09-06-24	4,310,000	4,436,628
Equinox Holdings, Inc. (1 week LIBOR + 3.250%)	4.492	03-08-24	7,021,041	7,064,922
Fitness & Sports Clubs LLC (1 month LIBOR + 3.500%)	4.850	07-01-20	4,900,999	4,968,387
Four Seasons Hotels, Ltd. (1 month LIBOR + 2.500%)	3.850	11-30-23	6,909,932	6,941,580
Gateway Casinos & Entertainment, Ltd. (3 month LIBOR + 3.750%)	5.083	02-22-23	6,032,375	6,094,569
Golden Nugget, Inc. (2 month LIBOR + 3.250%)	4.598	10-04-23	11,269,915	11,351,284
Greektown Holdings LLC (1 month LIBOR + 2.750%)	4.100	03-21-24	5,416,425	5,423,196
Hilton Worldwide Finance LLC (1 month LIBOR + 2.000%)	3.328	10-25-23	1,429,394	1,436,127
Intrawest Resorts Holdings, Inc. (1 month LIBOR + 3.250%)	4.600	07-31-24	10,490,000	10,562,171
Kingpin Intermediate Holdings LLC (3 month LIBOR + 4.250%)	5.570	06-28-24	4,574,775	4,609,086
Mohegan Gaming & Entertainment (1 month LIBOR + 4.000%)	5.350	10-13-23	6,726,529	6,783,301
New Red Finance, Inc. (1 and 3 month LIBOR + 2.250%)	3.593	02-16-24	7,957,695	7,952,761
QCE LLC, PIK (C)	10.000	07-01-19	7,719,850	376,343
Scientific Games International, Inc. (1 and 2 month LIBOR + 3.250%)	4.657	08-14-24	10,850,000	10,943,419
Station Casinos LLC (1 month LIBOR + 2.500%)	3.820	06-08-23	10,249,005	10,267,658
World Triathlon Corp. (3 month LIBOR + 4.250%)	5.583	06-26-21	7,071,374	7,071,374
Media 8.6%
Acosta, Inc. (1 month LIBOR + 3.250%)	4.600	09-26-21	3,955,887	3,442,730
Advantage Sales & Marketing, Inc. (2 and 3 month LIBOR + 3.250%)	4.628	07-23-21	8,916,260	8,654,389
CBS Radio, Inc. (3 month LIBOR + 2.750%)	4.172	11-17-24	13,029,000	13,110,431
Charter Communications Operating LLC (1 month LIBOR + 2.250%)	3.600	01-15-24	3,984,232	4,001,165
Crossmark Holdings, Inc. (3 month LIBOR + 3.500%)	4.833	12-20-19	6,317,947	3,395,896
CSC Holdings LLC (1 month LIBOR + 2.250%)	3.514	07-17-25	5,479,531	5,445,284
Lions Gate Entertainment Corp. (1 month LIBOR + 3.000%)	4.350	12-08-23	5,464,438	5,464,438
MediArena Acquisition BV (3 month LIBOR + 5.750%)	7.085	08-13-21	5,773,323	5,645,501
RentPath LLC (1 month LIBOR + 4.7500%)	6.100	12-17-21	4,229,128	4,241,012
Telenet International Finance S.A.R.L (B)	TBD	03-26-02	5,130,000	5,130,000
Unitymedia Finance LLC (1 month LIBOR + 2.250%) (B)	TBD	09-30-25	2,042,500	2,041,642
Univision Communications, Inc. (1 month LIBOR + 2.750%)	4.100	03-15-24	15,486,263	15,370,116
UPC Financing Partnership (1 month LIBOR + 2.500%)	3.750	01-15-26	13,960,000	13,968,795
2	JOHN HANCOCK Floating Rate Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Media (continued)
Urban One, Inc. (3 month LIBOR + 4.000%)	5.340	04-18-23	4,417,800	$4,318,400
VFH Parent LLC (3 month LIBOR + 3.750%)	5.135	12-30-21	5,493,478	5,514,079
Virgin Media Bristol LLC (3 month LIBOR + 2.500%) (B)	TBD	01-31-26	13,710,000	13,701,500
Ziggo Secured Finance Partnership (1 month LIBOR + 2.500%)	3.750	04-15-25	6,960,000	6,918,240
Multiline retail 0.8%
BJ's Wholesale Club, Inc. (1 month LIBOR + 3.500%)	4.992	02-03-24	3,463,299	3,405,843
Dollar Tree, Inc.	4.250	07-06-22	3,930,000	3,964,388
JC Penney Corp., Inc. (3 month LIBOR + 4.250%)	5.729	06-23-23	4,475,731	4,077,390
Specialty retail 5.6%
Academy, Ltd. (1 and 3 month LIBOR + 4.000%)	5.314	07-01-22	10,026,638	8,035,248
Allflex Holdings III, Inc. (3 month LIBOR + 7.000%)	8.363	07-19-21	3,642,264	3,652,900
Allflex Holdings III, Inc. (6 month LIBOR + 3.250%)	4.706	07-20-20	3,872,690	3,890,427
Bass Pro Group LLC (1 month LIBOR + 5.000%)	6.350	09-25-24	5,760,000	5,626,829
CWGS Group LLC (1 month LIBOR + 3.000%)	4.243	11-08-23	7,433,990	7,472,498
Jo-Ann Stores LLC (3 month LIBOR + 5.000%)	6.551	10-20-23	5,323,003	5,056,853
Leslie's Poolmart, Inc. (3 month LIBOR + 3.750%)	5.064	08-16-23	3,525,308	3,510,608
Michaels Stores, Inc. (1 month LIBOR + 2.750%)	4.070	01-30-23	6,135,546	6,076,522
Party City Holdings, Inc. (3 month LIBOR + 3.000%)	4.433	08-19-22	3,424,527	3,426,958
Petco Animal Supplies, Inc. (3 month LIBOR + 3.000%)	4.380	01-26-23	5,648,921	4,441,464
PetSmart, Inc. (1 month LIBOR + 3.000%)	4.340	03-11-22	12,984,868	11,179,971
Sally Holdings LLC	4.500	07-05-24	3,520,000	3,511,200
Spencer Gifts LLC (2 month LIBOR + 4.250%)	5.530	06-29-22	6,714,021	4,674,637
Staples, Inc. (3 month LIBOR + 4.000%)	5.310	09-12-24	3,125,000	2,989,969
TOMS Shoes LLC (3 month LIBOR + 5.500%)	6.980	10-28-20	7,022,183	3,932,423
Consumer staples 5.0%				69,631,669
Food and staples retailing 1.6%
Albertson's LLC (1 month LIBOR + 2.750%)	4.100	08-25-21	2,583,152	2,507,285
Albertson's LLC (3 month LIBOR + 3.000%)	4.462	06-22-23	4,933,875	4,792,026
CSM Bakery Solutions LLC (3 month LIBOR + 4.000%)	5.340	07-03-20	4,185,548	4,112,301
Hearthside Group Holdings LLC (1 month LIBOR + 3.000%)	4.350	06-02-21	4,037,899	4,056,393
Nomad Foods Europe Midco, Ltd. (1 month LIBOR + 2.750%)	4.000	05-15-24	6,890,000	6,907,225
Food products 2.3%
Brightview Landscapes LLC (1, 2 and 3 month LIBOR + 3.000%)	4.336	12-18-20	4,954,884	4,973,465
Candy Intermediate Holdings, Inc. (1 month LIBOR + 4.500%)	5.850	06-15-23	6,974,546	6,959,272
Dole Food Company, Inc. (Prime rate + 1.750% and 1,2,3 month LIBOR + 2.750%)	4.034	04-06-24	6,705,250	6,726,640
Post Holdings, Inc. (1 month LIBOR + 2.250%)	3.600	05-24-24	4,804,825	4,820,585
Shearer's Foods LLC (3 month LIBOR + 3.940%)	5.270	06-30-21	2,837,828	2,820,092
Shearer's Foods LLC (3 month LIBOR + 6.750%)	8.083	06-30-22	5,860,000	5,523,050
Household products 1.1%
Anchor Hocking LLC (3 month LIBOR + 9.000%)	10.318	06-04-18	3,436,616	3,362,155
Reynolds Group Holdings, Inc. (1 month LIBOR + 2.750%)	4.100	02-05-23	12,017,702	12,071,180
Energy 6.8%				95,487,136
Energy equipment and services 1.4%
Expro FinServices Sarl (3 month LIBOR + 4.750%)	6.066	09-02-21	5,735,997	3,150,037
Hercules Offshore, Inc. (C)	10.500	05-06-20	1,805,318	902,659
KCA Deutag US Finance LLC (3 month LIBOR + 5.750%)	7.196	05-15-20	7,169,348	6,927,382
Pacific Drilling SA (3 month LIBOR + 3.500%)	4.875	06-03-18	9,899,643	3,464,875
Paragon Offshore, Ltd. (3 month LIBOR + 1.000%)	3.677	07-18-22	968,092	805,133
Traverse Midstream Partners LLC (3 month LIBOR + 4.000%)	5.330	09-27-24	4,720,000	4,763,660
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Floating Rate Income Fund	3

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels 5.4%
BCP Raptor LLC (3 month LIBOR + 4.250%)	5.729	06-24-24	8,309,788	$8,366,959
BCP Renaissance Parent LLC (3 month LIBOR + 4.000%)	5.380	10-31-24	6,680,000	6,740,521
Chesapeake Energy Corp. (3 month LIBOR + 7.500%)	8.954	08-23-21	6,300,000	6,701,625
Eastern Power LLC (1 month LIBOR + 3.750%)	5.100	10-02-23	6,847,131	6,901,360
Foresight Energy LLC (3 month LIBOR + 5.750%)	7.083	03-28-22	3,651,339	3,363,796
Houston Fuel Oil Co., LLC (3 month LIBOR + 3.500%)	4.830	08-19-21	7,544,328	7,591,480
Medallion Midland Acquisition LLC (3 month LIBOR + 3.250%)	4.562	10-30-24	8,340,000	8,350,425
MEG Energy Corp. (3 month LIBOR + 3.500%)	4.833	12-31-23	10,327,847	10,320,514
Murray Energy Corp. (3 month LIBOR + 7.250%)	8.583	04-16-20	5,409,670	4,794,320
Panda Temple Power LLC (C)	7.250	03-04-22	17,445,074	12,342,390
Financials 4.0%				56,117,293
Capital markets 1.3%
Donnelley Financial Solutions, Inc. (1 month LIBOR + 3.000%)	4.246	10-02-23	1,634,286	1,643,487
EIF Channelview Cogeneration LLC (1 month LIBOR + 3.250%)	4.600	05-08-20	4,916,478	4,781,275
Fortress Investment Group LLC (1 month LIBOR + 2.750%)	2.750	06-14-22	4,290,000	4,335,045
Infinity Acquisition LLC (3 month LIBOR + 3.000%)	4.333	08-06-21	6,976,208	6,935,537
Diversified financial services 2.7%
PGX Holdings, Inc. (1 month LIBOR + 5.250%)	6.600	09-29-20	76,430	76,096
Telenet Financing USD LLC (1 month LIBOR + 2.750%)	4.000	06-30-25	9,000,000	9,005,040
TKC Holdings, Inc. (1 and 2 month LIBOR + 4.250%)	5.673	02-01-23	4,880,450	4,932,329
Trans Union LLC (1 month LIBOR + 2.000%)	3.350	04-10-23	7,597,310	7,623,900
UFC Holdings LLC (1 month LIBOR + 7.500%)	8.828	08-18-24	3,423,000	3,471,504
UFC Holdings LLC (3 month LIBOR + 3.250%)	4.580	08-18-23	6,344,869	6,375,578
VICI Properties 1 LLC (1 month LIBOR + 3.500%)	4.750	10-14-22	6,940,000	6,937,502
Health care 15.1%				211,009,721
Health care equipment and supplies 3.8%
Air Medical Group Holdings, Inc. (B)	TBD	09-07-24	3,790,000	3,808,003
Air Medical Group Holdings, Inc. (3 month LIBOR + 3.250%)	4.492	04-28-22	8,685,999	8,654,990
Core & Main LP (6 month LIBOR + 3.000%)	4.455	08-01-24	5,680,000	5,711,978
Curo Health Services Holdings, Inc. (3 month LIBOR + 4.000%)	5.413	02-07-22	3,749,551	3,746,739
DJO Finance LLC (1 and 3 month LIBOR + 3.250%)	4.592	06-08-20	4,041,376	4,000,962
Greatbatch, Ltd. (1 month LIBOR + 3.250%)	4.500	10-27-22	10,432,753	10,513,607
Immucor, Inc. (2 month LIBOR + 5.000%)	6.314	06-15-21	6,991,295	7,090,361
Lantheus Medical Imaging, Inc. (1 week LIBOR + 4.500%)	5.742	06-30-22	8,860,475	8,896,449
Health care providers and services 6.8%
Air Methods Corp. (3 month LIBOR + 3.500%)	4.833	04-21-24	8,295,838	8,279,246
Catalent Pharma Solutions, Inc. (1 week LIBOR + 2.250%)	3.492	05-20-21	8,210,000	8,245,960
CHG Healthcare Services, Inc. (2 and 3 month LIBOR + 3.250%)	4.630	06-07-23	10,308,750	10,344,212
Community Health Systems, Inc. (3 month LIBOR + 3.000%)	4.479	01-27-21	4,151,720	3,972,407
Davis Vision, Inc. (B)	TBD	11-01-24	4,200,000	4,221,000
Davis Vision, Inc. (B)	TBD	11-03-25	2,750,000	2,763,750
Envision Healthcare Corp. (1 month LIBOR + 3.000%)	4.350	12-01-23	5,494,706	5,505,036
MPH Acquisition Holdings LLC (3 month LIBOR + 3.000%)	4.333	06-07-23	10,396,001	10,400,887
Pharmerica Corp. (B)	TBD	09-26-24	6,940,000	6,979,072
Pharmerica Corp. (B)	TBD	09-26-25	4,790,000	4,795,988
Radnet Management, Inc. (Prime rate and 3 month LIBOR + 2.750% and 3.750%)	5.135	06-30-23	8,400,488	8,470,464
Surgery Center Holdings, Inc. (1 month LIBOR + 3.250%)	4.600	09-02-24	4,910,000	4,833,306
U.S. Anesthesia Partners, Inc. (1 month LIBOR + 3.250%)	4.600	06-23-24	6,989,975	6,981,238
Vizient, Inc. (1 month LIBOR + 3.500%)	4.850	02-13-23	6,259,355	6,275,003
WP CityMD Bidco LLC (3 month LIBOR + 4.000%)	5.333	06-07-24	3,200,000	3,214,016
4	JOHN HANCOCK Floating Rate Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care technology 0.9%
Change Healthcare Holdings LLC (1 month LIBOR + 2.750%)	4.100	03-01-24	11,832,919	$11,859,543
Life sciences tools and services 2.4%
Albany Molecular Research, Inc. (3 month LIBOR + 3.250%)	4.583	08-30-24	6,360,000	6,378,571
Jaguar Holding Company II (1 and 3 month LIBOR + 2.750%)	4.091	08-18-22	12,146,432	12,164,408
PAREXEL International Corp. (1 month LIBOR + 3.000%)	4.350	09-27-24	5,110,000	5,137,696
Sterigenics-Nordion Holdings LLC (1 month LIBOR + 3.000%)	4.350	05-15-22	10,390,659	10,371,229
Pharmaceuticals 1.2%
Akorn, Inc. (1 month LIBOR + 4.250%)	5.625	04-16-21	4,095,835	4,106,074
RPI Finance Trust (3 month LIBOR + 2.000%)	3.333	03-27-23	5,207,841	5,229,557
Valeant Pharmaceuticals International, Inc. (1 month LIBOR + 3.500%)	4.750	04-01-22	7,952,597	8,057,969
Industrials 10.0%				139,923,153
Aerospace and defense 2.1%
TransDigm, Inc. (B)	TBD	06-09-23	6,514,672	6,515,323
TransDigm, Inc. (1 week and 3 month LIBOR + 3.000%)	4.344	05-14-22	5,833,837	5,846,205
Ventia Deco LLC (3 month LIBOR + 3.500%)	4.833	05-21-22	4,095,419	4,126,129
WP CPP Holdings LLC (1 and 3 month LIBOR + 3.500%)	4.881	12-28-19	10,766,035	10,658,374
WP CPP Holdings LLC (3 month LIBOR + 7.750%)	9.130	04-30-21	2,794,150	2,745,252
Air freight and logistics 1.0%
Syncreon Group BV (3 month LIBOR + 4.250%)	5.630	10-28-20	9,689,006	8,631,257
XPO Logistics, Inc. (3 month LIBOR + 2.250%)	3.599	11-01-21	4,693,228	4,714,957
Airlines 1.7%
Air Canada (3 month LIBOR + 2.250%)	3.568	10-06-23	4,685,000	4,704,536
American Airlines, Inc. (1 month LIBOR + 2.000%)	3.328	06-26-20	3,450,244	3,450,244
Commercial Barge Line Company (1 month LIBOR + 8.750%)	10.100	11-12-20	6,446,150	3,899,921
Delta Air Lines, Inc. (1 month LIBOR + 2.500%)	3.850	08-24-22	4,924,475	4,957,716
United Airlines, Inc. (3 month LIBOR + 2.250%)	3.630	04-01-24	7,212,220	7,225,779
Commercial services and supplies 2.7%
Access CIG LLC (1 month LIBOR + 5.000%)	6.328	10-18-21	2,380,744	2,395,029
American Builders & Contractors Supply Company, Inc. (1 month LIBOR + 2.500%)	3.850	10-31-23	5,503,644	5,521,090
Casella Waste Systems, Inc. (1 month LIBOR + 2.500%)	3.766	10-17-23	6,539,243	6,555,591
Garda World Security Corp. (Prime rate and 3 month LIBOR + 2.500% and 3.500%)	5.247	05-24-24	7,367,696	7,387,957
Prime Security Services Borrower LLC (1 month LIBOR + 2.750%)	4.100	05-02-22	10,712,530	10,786,232
Wrangler Buyer Corp. (1 month LIBOR + 3.000%)	4.350	09-27-24	5,020,000	5,049,568
Electrical equipment 0.2%
Generac Power Systems, Inc. (3 month LIBOR + 2.250%)	3.585	05-31-23	2,344,726	2,346,672
Machinery 0.4%
Navistar, Inc. (B)	TBD		6,340,000	6,358,513
Trading companies and distributors 1.9%
Avolon TLB Borrower 1 US LLC (1 month LIBOR + 2.250%)	3.533	04-03-22	8,303,950	8,304,282
Beacon Roofing Supply, Inc. (B)	TBD	08-23-24	4,440,000	4,448,347
Delos Finance Sarl (3 month LIBOR + 2.000%)	3.333	10-06-23	4,848,751	4,883,614
GYP Holdings III Corp. (3 month LIBOR + 3.000%)	4.380	04-01-23	8,365,226	8,410,565
Information technology 5.4%				75,496,602
Electronic equipment, instruments and components 0.2%
Robertshaw US Holding Corp. (1 month LIBOR + 4.500%)	5.750	08-10-24	2,930,000	2,948,313
Internet software and services 1.0%
Ancestry.com Operations, Inc. (3 month LIBOR + 3.250%)	4.500	10-19-23	10,903,800	10,954,939
Hyland Software, Inc. (1 month LIBOR + 3.250%)	4.600	07-01-22	3,299,198	3,328,066
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Floating Rate Income Fund	5

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
IT services 0.5%
First Data Corp. (1 month LIBOR + 2.250%)	3.563	04-26-24	6,914,697	$6,913,452
Semiconductors and semiconductor equipment 0.2%
Micron Technology, Inc. (3 month LIBOR + 2.000%)	3.390	04-26-22	2,800,000	2,821,700
Software 2.6%
Almonde, Inc. (3 month LIBOR + 3.500%)	4.979	06-13-24	6,842,850	6,833,817
Ascend Learning LLC (1 month LIBOR + 3.250%)	4.600	07-12-24	6,610,000	6,643,050
Digicert Holdings, Inc. (B)	TBD	10-31-24	3,930,000	3,977,907
MA FinanceCo LLC (1 month LIBOR + 2.500%)	3.850	11-19-21	4,910,000	4,908,773
MA FinanceCo LLC (3 month LIBOR + 2.750%)	4.063	06-21-24	1,168,543	1,170,366
Seattle Spinco, Inc. (3 month LIBOR + 2.750%)	4.063	06-21-24	7,891,457	7,903,768
Sophia LP (3 month LIBOR + 3.250%)	4.583	09-30-22	5,013,395	5,010,286
Technology hardware, storage and peripherals 0.9%
Conduent Business Services LLC (1 month LIBOR + 3.000%)	4.350	12-07-23	5,578,400	5,609,806
Western Digital Corp. (3 month LIBOR + 2.000%)	3.313	04-29-22	6,456,927	6,472,359
Materials 3.9%				54,353,551
Chemicals 0.7%
HB Fuller Company (1 month LIBOR + 2.250%)	3.533	10-12-24	6,770,000	6,794,440
HVSC Merger Sub Corp. (3 month LIBOR + 4.000%)	5.371	10-05-24	2,790,000	2,808,609
Construction materials 1.1%
Forterra Finance LLC (1 month LIBOR + 3.000%)	4.350	10-25-23	10,573,733	9,542,794
Quikrete Holdings, Inc. (1 month LIBOR + 2.750%)	4.100	11-15-23	5,891,495	5,903,749
Containers and packaging 1.5%
Berry Global, Inc. (1 month LIBOR + 2.250%)	3.559	10-01-22	3,532,789	3,543,847
BWAY Corp. (2 and 3 month LIBOR + 3.250%)	4.598	04-03-24	6,789,225	6,815,907
Printpack Holdings, Inc. (1 month LIBOR + 3.000%)	4.375	07-26-23	5,340,057	5,360,082
Ring Container Technologies Group LLC (1 month LIBOR + 2.750%)	4.100	10-31-24	4,810,000	4,811,491
Metals and mining 0.3%
Atlas Iron, Ltd. (1 month LIBOR + 7.330% or 3.000% PIK)	8.680	05-06-21	4,329,305	3,874,728
Paper and forest products 0.3%
Flex Acquisition Company, Inc. (3 month LIBOR + 3.000%)	4.335	12-29-23	4,873,536	4,897,904
Real estate 1.6%				22,024,290
Equity real estate investment trusts 1.3%
Lineage Logistics LLC (1 month LIBOR + 3.500%)	4.850	04-07-21	6,349,782	6,363,688
MGM Growth Properties Operating Partnership LP (1 month LIBOR + 2.250%)	3.600	04-25-23	5,408,115	5,429,369
Uniti Group LP (1 month LIBOR + 3.000%)	4.350	10-24-22	6,877,125	6,614,969
Real estate management and development 0.3%
Realogy Group LLC (1 month LIBOR + 2.250%)	3.600	07-20-22	3,602,753	3,616,264
Telecommunication services 4.2%				59,018,031
Diversified telecommunication services 3.3%
CenturyLink, Inc. (1 month LIBOR + 2.750%)	4.100	01-31-25	8,430,000	8,066,498
Level 3 Parent LLC (3 month LIBOR + 2.250%)	3.696	02-22-24	8,120,000	8,109,850
Securus Technologies Holdings (B)	TBD	11-01-24	6,750,000	6,806,970
SFR Group SA (3 month LIBOR + 2.750%)	4.130	07-31-25	11,690,200	11,383,332
SFR Group SA (3 month LIBOR + 3.000%)	4.349	01-31-26	3,000,000	2,925,000
Telesat Canada (2 month LIBOR + 3.000%)	4.320	11-17-23	4,186,231	4,203,688
Windstream Services LLC (1 and 3 month LIBOR + 4.000%)	5.270	03-29-21	5,253,290	4,938,092
Wireless telecommunication services 0.9%
Sprint Communications, Inc. (1 month LIBOR + 2.500%)	3.875	02-02-24	12,587,747	12,584,601
6	JOHN HANCOCK Floating Rate Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities 3.2%				$45,270,374
Electric utilities 1.8%
Energy Future Intermediate Holding Company LLC (1 month LIBOR + 3.000%)	4.347	06-30-18	8,230,000	8,255,019
Vistra Operations Company LLC (1 and 3 month LIBOR + 2.750%)	4.033	12-14-23	1,437,292	1,445,556
Vistra Operations Company LLC (1 and 3 month LIBOR + 2.750%)	4.096	08-04-23	12,553,815	12,604,407
Vistra Operations Company LLC (3 month LIBOR + 2.750%)	4.084	08-04-23	2,884,787	2,896,412
Independent power and renewable electricity producers 1.1%
Empire Generating Company LLC (12 month LIBOR + 4.250%)	5.630	03-14-21	1,100,784	952,178
Empire Generating Company LLC (3 month LIBOR + 4.250%)	5.630	03-14-21	11,133,947	9,630,865
Terra-Gen Finance Company LLC (1 month LIBOR + 4.250%)	5.600	12-09-21	5,873,383	5,286,044
Independent power producers and energy traders 0.3%

STS Operating, Inc. (1 month LIBOR + 3.750%)	5.016	02-12-21	4,210,419	4,199,893
Corporate bonds 8.1%				$112,852,739
(Cost $115,737,781)
Consumer discretionary 1.8%				24,632,925
Hotels, restaurants and leisure 0.4%
Hilton Worldwide Finance LLC	4.875	04-01-27	4,080,000	4,300,728
Scientific Games International, Inc. (D)	5.000	10-15-25	1,020,000	1,031,475
Media 0.8%
CCO Holdings LLC (D)	5.125	05-01-27	4,100,000	4,061,563
CSC Holdings LLC (D)	6.625	10-15-25	4,310,000	4,644,025
Urban One, Inc. (D)	7.375	04-15-22	2,420,000	2,383,700
Textiles, apparel and luxury goods 0.6%
Hanesbrands, Inc. (D)	4.625	05-15-24	2,130,000	2,164,613
Hanesbrands, Inc. (D)	4.875	05-15-26	5,930,000	6,046,821
Energy 1.7%				23,210,305
Energy equipment and services 0.6%
Precision Drilling Corp. (D)	7.125	01-15-26	1,730,000	1,742,992
Teine Energy, Ltd. (D)	6.875	09-30-22	6,800,000	7,004,000
Oil, gas and consumable fuels 1.1%
Calumet Specialty Products Partners LP (D)	11.500	01-15-21	2,830,000	3,247,425
Carrizo Oil & Gas, Inc. (E)	6.250	04-15-23	3,350,000	3,429,563
Carrizo Oil & Gas, Inc.	8.250	07-15-25	1,430,000	1,551,550
Cheniere Corpus Christi Holdings LLC (D)	5.125	06-30-27	4,660,000	4,817,275
Endeavor Energy Resources LP (D)	5.500	01-30-26	1,400,000	1,417,500
Financials 0.8%				11,719,863
Capital markets 0.1%
Centennial Resource Production LLC (D)	5.375	01-15-26	1,240,000	1,258,600
Consumer finance 0.2%
Navient Corp.	6.125	03-25-24	2,950,000	2,986,875
Thrifts and mortgage finance 0.5%
Quicken Loans, Inc. (D)	5.750	05-01-25	7,110,000	7,474,388
Health care 0.4%				5,746,045
Health care equipment and supplies 0.1%
Universal Hospital Services, Inc.	7.625	08-15-20	909,000	911,545
Health care providers and services 0.2%
HCA, Inc.	5.250	06-15-26	2,760,000	2,925,600
Pharmaceuticals 0.1%
Valeant Pharmaceuticals International, Inc. (D)	5.500	11-01-25	1,890,000	1,908,900
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Floating Rate Income Fund	7

	Rate (%)	Maturity date	Par value^	Value
Industrials 1.9%				$26,574,365
Commercial services and supplies 0.5%
Prime Security Services Borrower LLC (D)	9.250	05-15-23	3,220,000	3,554,075
The Brink's Company (D)	4.625	10-15-27	3,530,000	3,501,760
Machinery 0.3%
Allison Transmission, Inc. (D)	4.750	10-01-27	3,480,000	3,510,450
Marine 0.2%
Navios Maritime Acquisition Corp. (D)	8.125	11-15-21	3,770,000	3,195,075
Trading companies and distributors 0.9%
Ashtead Capital, Inc. (D)	4.125	08-15-25	1,620,000	1,632,150
Park Aerospace Holdings, Ltd. (D)	4.500	03-15-23	1,520,000	1,474,400
Park Aerospace Holdings, Ltd. (D)	5.250	08-15-22	5,280,000	5,398,800
United Rentals North America, Inc.	4.625	10-15-25	1,270,000	1,294,130
United Rentals North America, Inc.	4.875	01-15-28	2,980,000	3,013,525
Materials 0.1%				1,568,262
Chemicals 0.1%
Valvoline, Inc. (D)	4.375	08-15-25	1,430,000	1,440,725
Metals and mining 0.0%
Midwest Vanadium Pty, Ltd. (C)(D)	11.500	02-15-18	5,668,325	127,537
Real estate 0.2%				2,429,025
Equity real estate investment trusts 0.2%
MPT Operating Partnership LP	5.000	10-15-27	2,330,000	2,429,025
Telecommunication services 1.2%				16,971,949
Diversified telecommunication services 0.5%
SFR Group SA (D)	6.250	05-15-24	550,000	544,500
SFR Group SA (D)	7.375	05-01-26	6,510,000	6,558,825
Wireless telecommunication services 0.7%
Sprint Communications, Inc.	11.500	11-15-21	180,000	218,700
Sprint Corp.	7.875	09-15-23	6,680,000	7,197,700

Wind Tre SpA (D)	5.000	01-20-26	2,560,000	2,452,224
Convertible bonds 0.1%				$1,598,200
(Cost $1,563,452)
Consumer discretionary 0.1%				1,598,200
Media 0.1%
DISH Network Corp. (D)	2.375	03-15-24	850,000	829,281
DISH Network Corp.	3.375	08-15-26	690,000	768,919
Collateralized mortgage obligations 0.3%				$3,469,966
(Cost $3,887,121)
Commercial and residential 0.3%				3,469,966
Wells Fargo Commercial Mortgage Trust Series 2015-C28, Class E (D)	3.000	05-15-48	6,073,000	3,469,966

	Shares	Value
Common stocks 1.7%		$24,292,561
(Cost $36,839,428)
Consumer discretionary 0.3%		4,436,145
Household durables 0.3%
EveryWare Global, Inc. (F)	633,735	4,436,145
8	JOHN HANCOCK Floating Rate Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Energy 0.7%		$9,321,032
Energy equipment and services 0.1%
Paragon Offshore PLC (F)	28,022	481,054
Paragon Offshore PLC, Litigation Trust A (F)	28,022	28,022
Paragon Offshore PLC, Litigation Trust B (F)	14,011	263,869
Oil, gas and consumable fuels 0.6%
Blue Ridge Mountain Resources, Inc. (F)	859,102	8,548,087
Materials 0.3%		4,208,382
Metals and mining 0.3%
Atlas Iron, Ltd. (E)(F)	305,378,957	4,208,382
Utilities 0.4%		6,327,002
Independent power and renewable electricity producers 0.4%

Vistra Energy Corp.	334,762	6,327,002
Rights 0.0%		$408,215
(Cost $2,351,959)
Texas Competitive Electric Holdings Company LLC (F)(G)	544,287	408,215

	Shares	Value
Warrants 0.0%		$245
(Cost $0)
Atlas Iron, Ltd. (Strike Price: AUD 0.075) (F)(G)	324,330,637	245

	Rate (%)	Maturity date	Par value^	Value
Escrow certificates 0.0%				$881
(Cost $14,106)
Magellan Health, Inc. (F)(H)	9.750	05-15-20	3,400,000	881
Texas Competitive Electric Holdings Company LLC (F)(H)	11.500	10-01-20	32,644,306	0

	Yield (%)	Shares	Value
Securities lending collateral 0.3%			$3,471,235
(Cost $3,471,473)
John Hancock Collateral Trust (I)	1.2290(J)	346,957	3,471,235
Short-term investments 5.5%			$77,056,387
(Cost $77,056,387)
Money market funds 2.6%			37,056,387
State Street Institutional Treasury Plus Money Market Fund, Premier Class	0.9977(J)	37,056,387	37,056,387
Repurchase agreement 2.9%			40,000,000
Repurchase Agreement with Deutsche Bank dated 11-30-17 at 1.030% to be repurchased at $40,001,144 on 12-1-17, collateralized by $38,335,000 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-18 (valued at $40,828,683, including interest)		40,000,000	40,000,000
Total investments (Cost $1,528,696,517) 105.1%			$1,468,757,857
Other assets and liabilities, net (5.1%)			(71,396,298)
Total net assets 100.0%			$1,397,361,559

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Floating Rate Income Fund	9

(A)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(B)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(C)	Non-income producing - Issuer is in default.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	A portion of this security is on loan as of 11-30-17. The value of securities on loan amounted to $3,286,321.
(F)	Non-income producing security.
(G)	Strike price and/or expiration date not available.
(H)	Security is valued using significant unobservable inputs.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(J)	The rate shown is the annualized seven-day yield as of 11-30-17.
The fund had the following country composition as a percentage of net assets on 11-30-17:
United States	89.6%
Canada	4.3%
France	1.5%
Luxembourg	1.5%
Netherlands	1.0%
Other countries	2.1%
TOTAL	100.0%
10	JOHN HANCOCK Floating Rate Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2017, by major security category or type:

	Total value at 11-30-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Term loans	$1,245,607,428	—	$1,245,607,428	—
Corporate bonds	112,852,739	—	112,852,739	—
Convertible bonds	1,598,200	—	1,598,200	—
Collateralized mortgage obligations	3,469,966	—	3,469,966	—
Common stocks	24,292,561	$6,327,002	17,965,559	—
Rights	408,215	—	408,215	—
Warrants	245	—	245	—
Escrow certificates	881	—	—	$881
Securities lending collateral	3,471,235	3,471,235	—	—
Short-term investments	77,056,387	37,056,387	40,000,000	—
Total investments in securities	$1,468,757,857	$46,854,624	$1,421,902,352	$881

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

       11

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       12

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	328Q1	11/17
This report is for the information of the shareholders of John Hancock Floating Rate Income Fund.		1/18

John Hancock

Global Equity Fund

Quarterly portfolio holdings 11/30/17

Fund’s investments
As of 11-30-17 (unaudited)
	Shares	Value
Common stocks 96.4%		$828,574,423
(Cost $739,652,140)
Australia 3.0%		25,759,490
Amcor, Ltd.	2,196,537	25,759,490
France 6.8%		58,328,235
Airbus SE	107,645	11,201,667
Cie Generale des Etablissements Michelin	89,581	12,989,742
Sanofi	164,150	14,973,694
TOTAL SA (A)	339,021	19,163,132
Germany 3.3%		28,567,947
Deutsche Boerse AG	158,769	18,019,170
Merck KGaA	99,010	10,548,777
Hong Kong 2.9%		24,703,789
China Mobile, Ltd.	1,640,500	16,688,363
CK Hutchison Holdings, Ltd.	635,206	8,015,426
Ireland 1.1%		9,380,889
Medtronic PLC	114,220	9,380,889
Japan 7.4%		63,855,587
Canon, Inc.	163,900	6,286,487
Honda Motor Company, Ltd.	255,349	8,525,006
Japan Tobacco, Inc.	495,300	16,403,479
KDDI Corp.	563,600	16,082,872
Mitsubishi Estate Company, Ltd.	925,000	16,557,743
Netherlands 8.9%		76,871,804
Akzo Nobel NV (A)	92,679	8,365,495
Heineken NV	215,016	21,886,555
Koninklijke Ahold Delhaize NV	467,772	10,008,315
Koninklijke Philips NV	604,490	23,437,063
Wolters Kluwer NV	254,437	13,174,376
Switzerland 12.0%		102,746,555
Chubb, Ltd.	124,434	18,927,651
Nestle SA	373,930	31,989,551
Novartis AG	200,999	17,245,038
Roche Holding AG	136,851	34,584,315
Taiwan 1.0%		8,195,854
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	206,966	8,195,854
United Kingdom 4.7%		40,650,984
British American Tobacco PLC	299,271	19,031,243
Direct Line Insurance Group PLC	1,891,096	9,359,097
Experian PLC	589,251	12,260,644
United States 45.3%		389,513,289
Advance Auto Parts, Inc.	182,606	18,443,206
Affiliated Managers Group, Inc.	125,925	25,017,520
Apple, Inc.	124,293	21,359,752
Arthur J. Gallagher & Company	201,741	13,280,610
Cisco Systems, Inc.	492,949	18,386,998
Exxon Mobil Corp.	233,281	19,429,974
Huntington Bancshares, Inc.	1,564,555	22,529,592
2	JOHN HANCOCK Global Equity Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
United States (continued)
Johnson & Johnson	136,438	$19,009,907
Johnson Controls International PLC	518,043	19,499,139
JPMorgan Chase & Co.	240,501	25,137,165
Microsoft Corp.	259,817	21,868,797
Mondelez International, Inc., Class A	448,130	19,242,702
Oracle Corp.	469,711	23,044,022
The Procter & Gamble Company	207,933	18,711,891
United Technologies Corp.	184,353	22,389,672
Verizon Communications, Inc.	466,799	23,755,401
Wells Fargo & Company	756,230	42,704,308

Whirlpool Corp.	93,152	15,702,633
Preferred securities 0.9%		$8,048,497
(Cost $7,171,425)
South Korea 0.9%		8,048,497
Samsung Electronics Company, Ltd.	4,150	8,048,497

	Yield (%)	Shares	Value
Securities lending collateral 2.5%			$21,644,372
(Cost $21,644,429)
John Hancock Collateral Trust (B)	1.2290(C)	2,163,356	21,644,372
Short-term investments 2.5%			$20,989,989
(Cost $20,989,989)
Money market funds 2.5%			20,989,989
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	0.9500(C)	20,989,989	20,989,989

Total investments (Cost $789,457,983) 102.3%	$879,257,281
Other assets and liabilities, net (2.3%)	(19,884,896)
Total net assets 100.0%	$859,372,385

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	A portion of this security is on loan as of 11-30-17. The value of securities on loan amounted to $20,433,319.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(C)	The rate shown is the annualized seven-day yield as of 11-30-17.
The fund had the following sector composition as a percentage of net assets on 11-30-17:
Financials	20.3%
Consumer staples	15.9%
Health care	15.1%
Information technology	12.4%
Industrials	10.0%
Telecommunication services	6.7%
Consumer discretionary	6.5%
Energy	4.5%
Materials	4.0%
Real estate	1.9%
Short-term investments and other	2.7%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Global Equity Fund	3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2017, by major security category or type:

	Total value at 11-30-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$25,759,490	—	$25,759,490	—
France	58,328,235	—	58,328,235	—
Germany	28,567,947	—	28,567,947	—
Hong Kong	24,703,789	—	24,703,789	—
Ireland	9,380,889	$9,380,889	—	—
Japan	63,855,587	—	63,855,587	—
Netherlands	76,871,804	—	76,871,804	—
Switzerland	102,746,555	18,927,651	83,818,904	—
Taiwan	8,195,854	8,195,854	—	—
United Kingdom	40,650,984	—	40,650,984	—
United States	389,513,289	389,513,289	—	—
Preferred securities	8,048,497	—	8,048,497	—
Securities lending collateral	21,644,372	21,644,372	—	—
Short-term investments	20,989,989	20,989,989	—	—
Total investments in securities	$879,257,281	$468,652,044	$410,605,237	—

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       4

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	425Q1	11/17
This report is for the information of the shareholders of John Hancock Global Equity Fund.		1/18

John Hancock

Income Allocation Fund

Quarterly portfolio holdings 11/30/17

Fund’s investments
As of 11-30-17 (unaudited)
Affiliated investment companies (A) 85.3%		$10,542,526
(Cost $10,236,994)
Equity 13.3%		1,646,619
Global Equity, Class NAV (JHAM) (B)(C)	38,650	488,919
Global Shareholder Yield, Class NAV (Epoch)	98,110	1,157,700
Fixed income 70.0%		8,652,060
Bond, Class NAV (JHAM) (B)(C)	175,096	2,787,535
Emerging Markets Debt, Class NAV (JHAM) (B)(C)	73,837	727,294
Floating Rate Income, Class NAV (WAMCO)	57,553	486,902
Global Bond, Class NAV (PIMCO)	14,233	182,045
Global Income, Class NAV (Stone Harbor)	25,544	242,668
High Yield, Class NAV (JHAM) (B)(C)	104,221	364,773
High Yield, Class NAV (WAMCO)	55,724	456,940
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	43,823	425,085
Strategic Income Opportunities, Class NAV (JHAM) (B)(C)	240,243	2,613,839
U.S. High Yield Bond, Class NAV (Wells Capital)	31,932	364,979
Alternative and specialty 2.0%		243,847
Global Real Estate, Class NAV (Deutsche)	24,681	243,847
Unaffiliated investment companies 12.1%		$1,502,145
(Cost $1,369,549)
Exchange-traded funds 12.1%		1,502,145
Global X MLP ETF	20,202	190,505
iShares U.S. Preferred Stock ETF	6,296	242,774
SPDR S&P International Dividend ETF	7,399	303,655
Vanguard Extended Duration Treasury ETF	754	89,296
Vanguard High Dividend Yield ETF	7,951	675,915

	Yield (%)	Shares	Value
Short-term investments 2.7%			$327,746
(Cost $327,746)
Money market funds 2.7%			327,746
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.9925(D)	327,746	327,746

Total investments (Cost $11,934,289) 100.1%	$12,372,417
Other assets and liabilities, net (0.1)%	(9,970)
Total net assets 100.0%	$12,362,447

Security Abbreviations and Legend
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	The rate shown is the annualized seven-day yield as of 11-30-17.
AFFILIATED UNDERLYING FUNDS' INVESTMENT MANAGERS
Deutsche Investment Management Americas, Inc.	(Deutsche)
Epoch Investment Partners, Inc.	(Epoch)
John Hancock Asset Management	(JHAM)
Pacific Investment Management Company LLC	(PIMCO)
Stone Harbor Investment Partners LP	(Stone Harbor)
Wells Capital Management, Incorporated	(Wells Capital)
Western Asset Management Company	(WAMCO)
2	JOHN HANCOCK Income Allocation Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Wells Capital Management, Incorporated	(Wells Capital)
Western Asset Management Company	(WAMCO)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Income Allocation Fund	3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in underlying affiliated funds and/or other open-end management investment companies other than exchange-traded funds (ETFs) are valued at their respective NAVs each business day. ETFs held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2017, all investments are categorized as Level 1 under the hierarchy described above.

Investment in affiliated underlying funds. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund from its investments in affiliated underlying funds is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Bond	155,324	22,421	(2,649)	175,096	$22,886	—	($687)	($22,376)	$2,787,535
Emerging Markets Debt	65,931	9,601	(1,695)	73,837	7,797	—	214	(1,572)	727,294
Floating Rate Income	54,549	7,832	(4,828)	57,553	5,239	—	(2,350)	3,047	486,902
Global Bond	12,690	1,884	(341)	14,233	—	—	(170)	(117)	182,045
Global Equity	36,032	4,008	(1,390)	38,650	—	—	1,912	21,207	488,919
Global Income	22,666	3,504	(626)	25,544	3,126	—	1	(1,752)	242,668
Global Real Estate	22,385	3,261	(965)	24,681	—	—	(454)	5,208	243,847
Global Shareholder Yield	100,334	11,232	(13,456)	98,110	7,138	—	6,168	38,681	1,157,700
High Yield (JHAM)	92,435	14,172	(2,386)	104,221	4,889	—	36	(2,091)	364,773
High Yield (WAMCO)	52,841	7,570	(4,687)	55,724	6,890	—	(1,877)	1,275	456,940
Short Duration Credit Opportunities	39,013	5,801	(991)	43,823	3,662	—	(272)	(1,071)	425,085
Strategic Income Opportunities	213,341	31,641	(4,739)	240,243	18,870	—	359	(11,727)	2,613,839
U.S. High Yield Bond	28,541	4,101	(710)	31,932	4,508	—	(24)	900	364,979
					$85,005	—	$2,856	$29,612	$10,542,526

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       4

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	448Q1	11/17
This report is for the information of the shareholders of John Hancock Income Allocation Fund.		1/18

John Hancock

International Small Company Fund

Quarterly portfolio holdings 11/30/17

Fund’s investments
As of 11-30-17 (unaudited)
	Shares	Value
Common stocks 98.5%		$630,707,273
(Cost $467,712,018)
Australia 6.4%		40,623,325
3P Learning, Ltd. (A)	21,580	20,982
Accent Group, Ltd. (B)	76,348	55,027
ACN, Ltd. (A)(C)	924,094	15,378
Acrux, Ltd. (A)	34,398	3,926
Adacel Technologies, Ltd.	5,582	10,204
Adairs, Ltd.	14,920	19,529
Adelaide Brighton, Ltd.	132,893	649,542
AED Oil, Ltd. (A)(C)	18,722	0
Ainsworth Game Technology, Ltd. (A)	30,363	47,156
Alkane Resources, Ltd. (A)(B)	43,417	11,220
ALS, Ltd.	74,528	382,794
Altium, Ltd.	24,722	246,967
AMA Group, Ltd. (B)	84,778	62,123
Amaysim Australia, Ltd. (B)	33,404	49,554
Ansell, Ltd.	40,231	752,316
AP Eagers, Ltd. (B)	29,178	172,283
APN Outdoor Group, Ltd.	35,826	134,566
Appen, Ltd.	13,695	74,173
ARB Corp., Ltd.	16,249	245,400
Ardent Leisure Group (B)	132,040	172,949
Asaleo Care, Ltd.	74,546	87,015
AUB Group, Ltd. (B)	17,859	180,349
Ausdrill, Ltd.	86,199	156,286
Austal, Ltd.	94,062	121,393
Australian Agricultural Company, Ltd. (A)	123,938	122,071
Australian Finance Group, Ltd.	24,519	30,614
Australian Pharmaceutical Industries, Ltd.	110,358	126,105
Australian Vintage, Ltd. (B)	84,634	28,861
Auswide Bank, Ltd.	4,752	18,855
Automotive Holdings Group, Ltd.	66,559	186,823
Aveo Group	95,440	190,464
AVJennings, Ltd.	46,118	25,344
AWE, Ltd. (A)	161,702	82,258
Baby Bunting Group, Ltd.	10,158	10,795
Bapcor, Ltd.	57,578	258,403
Base Resources, Ltd. (A)	88,900	20,883
Beach Energy, Ltd.	507,660	407,252
Beadell Resources, Ltd. (A)	123,034	15,667
Bega Cheese, Ltd.	43,376	254,462
Bellamy's Australia, Ltd. (A)	23,733	208,174
Billabong International, Ltd. (A)	33,330	19,581
Blackmores, Ltd. (B)	3,441	438,147
Blue Sky Alternative Investments, Ltd.	11,053	107,525
Breville Group, Ltd.	23,948	240,737
Brickworks, Ltd.	16,579	176,533
BT Investment Management, Ltd.	36,041	301,171
Buru Energy, Ltd. (A)	64,288	13,439
BWX, Ltd.	10,711	54,775
Cabcharge Australia, Ltd.	32,294	41,111
Capilano Honey, Ltd.	873	12,114
Capitol Health, Ltd. (A)	176,962	39,877
2	JOHN HANCOCK International Small Company Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Australia (continued)
Cardno, Ltd. (A)	82,690	$87,692
Carnarvon Petroleum, Ltd. (A)	200,610	16,014
carsales.com, Ltd.	57,395	635,945
Cash Converters International, Ltd. (A)	66,560	18,861
Catapult Group International, Ltd. (A)	14,492	17,245
Cedar Woods Properties, Ltd.	16,896	70,264
Centuria Capital Group	3,223	3,646
Civmec, Ltd.	40,300	16,006
Class, Ltd.	7,738	15,324
Clean Seas Seafood, Ltd. (A)	333,186	17,561
Cleanaway Waste Management, Ltd.	447,322	502,424
Clinuvel Pharmaceuticals, Ltd. (A)	1,751	10,583
Coal of Africa, Ltd. (A)(C)	45,649	1,238
Codan, Ltd.	27,423	46,156
Collection House, Ltd.	43,772	44,952
Collins Foods, Ltd.	25,443	116,596
Cooper Energy, Ltd. (A)	392,787	86,111
Corporate Travel Management, Ltd.	15,707	242,347
Costa Group Holdings, Ltd.	53,702	257,104
Credit Corp. Group, Ltd.	11,211	192,867
CSG, Ltd. (A)	88,172	32,001
CSR, Ltd.	158,315	553,909
CuDeco, Ltd. (A)	21,846	5,542
Data#3, Ltd. (B)	32,272	46,844
Decmil Group, Ltd.	38,117	33,812
Dicker Data, Ltd.	6,644	14,684
Domain Holdings Australia, Ltd. (A)	65,705	172,954
Donaco International, Ltd.	38,314	9,278
Dongfang Modern Agriculture Holding Group, Ltd.	26,600	16,129
Doray Minerals, Ltd. (A)	18,043	2,590
Downer EDI, Ltd.	173,875	931,025
DuluxGroup, Ltd.	102,796	620,191
DWS, Ltd.	21,883	24,813
Eclipx Group, Ltd.	54,622	167,886
Elders, Ltd.	32,491	169,332
Ellex Medical Lasers, Ltd. (A)	35,623	27,282
Energy Resources of Australia, Ltd. (A)(B)	64,781	40,036
Energy World Corp., Ltd. (A)	226,411	43,367
EQT Holdings, Ltd.	5,139	74,662
ERM Power, Ltd.	49,837	51,130
Estia Health, Ltd.	18,562	53,377
Euroz, Ltd.	8,183	7,000
Event Hospitality and Entertainment, Ltd.	32,363	313,406
Evolution Mining, Ltd.	218,678	401,320
Fairfax Media, Ltd.	657,049	353,061
FAR, Ltd. (A)	294,988	17,597
Finbar Group, Ltd. (B)	67,320	49,921
Fleetwood Corp., Ltd.	21,283	42,133
FlexiGroup, Ltd. (B)	72,533	91,015
Flight Centre Travel Group, Ltd.	8,556	290,562
Folkestone, Ltd.	26,892	25,475
Freedom Foods Group, Ltd.	11,660	44,123
G8 Education, Ltd.	110,074	368,415
Galaxy Resources, Ltd. (A)	103,346	302,057
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK International Small Company Fund	3

	Shares	Value
Australia (continued)
Gateway Lifestyle	51,642	$85,126
GBST Holdings, Ltd. (B)	13,763	22,666
Genworth Mortgage Insurance Australia, Ltd.	57,880	139,704
Global Construction Services, Ltd.	1,732	1,148
Gold Road Resources, Ltd. (A)	176,903	95,394
GrainCorp, Ltd., Class A	52,733	305,342
Grange Resources, Ltd.	51,070	7,940
Greencross, Ltd. (B)	22,273	98,309
GUD Holdings, Ltd.	25,794	238,752
GWA Group, Ltd.	55,958	122,412
Hansen Technologies, Ltd. (B)	41,182	113,164
Helloworld Travel, Ltd. (B)	4,675	16,988
Highfield Resources, Ltd. (A)	14,584	10,195
Horizon Oil, Ltd. (A)	443,056	30,581
HT&E, Ltd.	111,610	152,198
Huon Aquaculture Group, Ltd.	5,452	17,857
IDP Education, Ltd.	2,370	10,391
Iluka Resources, Ltd.	86,771	615,021
Imdex, Ltd. (A)	90,683	64,613
IMF Bentham, Ltd.	46,632	84,747
Independence Group NL	98,070	313,586
Infigen Energy (A)	223,895	117,259
Infomedia, Ltd.	101,032	58,748
Integral Diagnostics, Ltd.	24,311	41,593
Integrated Research, Ltd.	23,574	65,986
International Ferro Metals, Ltd. (A)(C)	9,556	116
InvoCare, Ltd.	29,842	405,634
IOOF Holdings, Ltd.	83,527	709,323
IPH, Ltd.	23,523	98,124
IRESS, Ltd.	36,769	304,924
iSelect, Ltd. (B)	51,481	56,039
iSentia Group, Ltd. (B)	35,198	34,044
IVE Group, Ltd.	24,505	39,417
Japara Healthcare, Ltd. (B)	72,444	117,392
JB Hi-Fi, Ltd. (B)	28,557	513,252
Jumbo Interactive, Ltd.	6,343	15,906
Karoon Gas Australia, Ltd. (A)	51,782	53,548
Kingsgate Consolidated, Ltd. (A)	71,822	23,082
Kingsrose Mining, Ltd. (A)(C)	30,003	2,269
LifeHealthcare Group, Ltd.	6,208	12,732
Lifestyle Communities, Ltd. (B)	15,596	59,619
Link Administration Holdings, Ltd.	72,274	469,366
Lovisa Holdings, Ltd.	2,286	10,287
MACA, Ltd.	49,342	61,868
Macmahon Holdings, Ltd. (A)(B)	196,782	32,711
Macquarie Atlas Roads Group	108,316	503,607
Mantra Group, Ltd.	81,522	241,924
MaxiTRANS Industries, Ltd.	51,752	29,712
Mayne Pharma Group, Ltd. (A)(B)	371,268	182,260
McMillan Shakespeare, Ltd.	19,196	259,608
McPherson's, Ltd.	20,700	15,641
Medusa Mining, Ltd. (A)(B)	50,437	15,292
Melbourne IT, Ltd.	30,083	87,361
Mesoblast, Ltd. (A)(B)	77,978	79,780
4	JOHN HANCOCK International Small Company Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Australia (continued)
Metals X, Ltd.	131,963	$100,261
Metcash, Ltd.	277,008	581,453
Michael Hill International, Ltd. (B)	52,141	47,752
Mincor Resources NL (A)(B)	61,262	16,964
Mineral Deposits, Ltd. (A)	25,967	18,741
Mineral Resources, Ltd.	35,109	522,412
MMA Offshore, Ltd. (A)	237,016	39,427
MNF Group, Ltd.	5,910	28,661
Monadelphous Group, Ltd.	25,805	368,668
Monash IVF Group, Ltd. (B)	42,419	38,775
Money3 Corp., Ltd.	11,737	14,964
Mortgage Choice, Ltd.	31,859	58,567
Motorcycle Holdings, Ltd.	5,321	19,580
Mount Gibson Iron, Ltd.	215,287	65,486
Myer Holdings, Ltd.	238,448	142,197
MYOB Group, Ltd.	59,041	156,785
MyState, Ltd.	25,754	96,128
Navigator Global Investments, Ltd.	34,265	80,349
Navitas, Ltd.	59,618	239,424
NetComm Wireless, Ltd. (A)(B)	27,395	23,827
New Hope Corp., Ltd.	52,852	90,284
NEXTDC, Ltd. (A)	8,990	39,812
nib Holdings, Ltd.	118,235	605,642
Nick Scali, Ltd.	8,819	44,304
Nine Entertainment Company Holdings, Ltd.	185,786	224,319
Northern Star Resources, Ltd.	161,384	707,776
NRW Holdings, Ltd. (A)	102,666	101,935
Nufarm, Ltd.	62,408	421,139
OceanaGold Corp.	156,504	402,739
OFX Group, Ltd.	66,543	66,011
Onevue Holdings, Ltd. (A)	26,955	13,705
oOh!media, Ltd.	35,699	117,592
Orocobre, Ltd. (A)	3,886	18,646
Orora, Ltd.	264,800	662,573
OZ Minerals, Ltd.	78,062	497,299
Pacific Current Group, Ltd.	9,714	49,722
Pacific Energy, Ltd.	11,265	4,562
Pacific Smiles Group, Ltd.	11,867	17,090
Pact Group Holdings, Ltd.	50,469	213,170
Paladin Energy, Ltd. (A)(B)(C)	533,850	18,979
Panoramic Resources, Ltd. (A)(B)	75,229	24,380
Paragon Care, Ltd.	18,213	11,410
Paringa Resources, Ltd. (A)	38,135	11,939
Peet, Ltd.	111,550	117,840
Perpetual, Ltd.	12,732	469,630
Perseus Mining, Ltd. (A)(B)	241,277	58,865
Pioneer Credit, Ltd.	11,509	26,641
Platinum Asset Management, Ltd.	64,678	367,272
PMP, Ltd. (A)	70,654	26,311
Praemium, Ltd. (A)	45,224	20,629
Premier Investments, Ltd.	27,409	300,920
Primary Health Care, Ltd.	150,039	422,410
Prime Media Group, Ltd. (B)	115,482	26,592
Pro Medicus, Ltd.	7,287	41,796
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK International Small Company Fund	5

	Shares	Value
Australia (continued)
PSC Insurance Group, Ltd.	9,460	$21,385
QMS Media, Ltd.	16,075	11,739
Qube Holdings, Ltd. (B)	222,829	446,839
Quintis, Ltd. (A)(C)	84,711	18,902
Ramelius Resources, Ltd. (A)(B)	134,083	38,831
RCR Tomlinson, Ltd.	42,925	130,069
Reckon, Ltd.	25,906	31,180
Regis Healthcare, Ltd.	27,475	79,173
Regis Resources, Ltd.	119,151	352,374
Resolute Mining, Ltd.	211,685	161,568
Retail Food Group, Ltd. (B)	34,197	117,052
Ridley Corp., Ltd. (B)	77,396	81,793
Ruralco Holdings, Ltd.	7,211	16,150
RXP Services, Ltd.	37,930	20,933
Salmat, Ltd. (A)	15,825	5,147
Sandfire Resources NL	41,847	198,155
Saracen Mineral Holdings, Ltd. (A)	204,401	230,172
SeaLink Travel Group, Ltd.	16,401	50,395
Select Harvests, Ltd. (B)	26,362	92,938
Senetas Corp., Ltd. (A)	298,765	26,003
Senex Energy, Ltd. (A)	276,430	72,341
Servcorp, Ltd.	10,958	48,170
Service Stream, Ltd.	47,381	49,428
Seven Group Holdings, Ltd.	28,848	303,005
Seven West Media, Ltd.	255,642	122,524
SG Fleet Group, Ltd.	23,167	72,214
Shine Corporate, Ltd.	13,336	6,142
Sigma Healthcare, Ltd.	413,072	247,439
Silex Systems, Ltd. (A)(B)	30,817	10,121
Silver Chef, Ltd.	8,737	54,592
Silver Lake Resources, Ltd. (A)	121,174	30,611
Sirtex Medical, Ltd.	15,216	172,096
SmartGroup Corp., Ltd.	16,529	129,289
Southern Cross Media Group, Ltd.	194,441	171,120
Spark Infrastructure Group (B)	377,498	748,066
Specialty Fashion Group, Ltd. (A)	32,660	4,368
SpeedCast International, Ltd.	56,851	224,452
SRG, Ltd.	6,105	7,711
St. Barbara, Ltd.	133,150	321,484
Steadfast Group, Ltd.	173,150	381,629
Strike Energy, Ltd. (A)	44,431	1,884
Sundance Energy Australia, Ltd. (A)(B)	327,199	16,171
Sunland Group, Ltd.	30,172	39,966
Super Retail Group, Ltd.	39,181	237,813
Superloop, Ltd.	26,642	48,715
Syrah Resources, Ltd. (A)	67,929	212,714
Tabcorp Holdings, Ltd.	250,609	923,944
Tassal Group, Ltd.	49,595	150,054
Technology One, Ltd.	61,346	234,326
Ten Network Holdings, Ltd. (A)(C)	49,234	5,959
The Reject Shop, Ltd.	7,826	31,182
Thorn Group, Ltd.	45,862	25,725
Tiger Resources, Ltd. (A)(C)	420,741	15,594
Tox Free Solutions, Ltd.	50,113	99,079
6	JOHN HANCOCK International Small Company Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Australia (continued)
Treasury Wine Estates, Ltd.	14,471	$173,546
Troy Resources, Ltd. (A)	137,215	9,929
Villa World, Ltd.	30,864	59,358
Village Roadshow, Ltd. (A)	21,752	66,299
Virgin Australia Holdings, Ltd. (A)(C)	252,517	955
Virgin Australia Holdings, Ltd. (Australian Securities Exchange) (A)(B)	305,078	67,328
Virtus Health, Ltd.	22,711	89,644
Vita Group, Ltd.	15,422	15,998
Watpac, Ltd. (A)	13,238	6,623
Webjet, Ltd.	40,340	291,263
Webster, Ltd.	16,290	16,802
Western Areas, Ltd. (B)	76,793	180,367
Westgold Resources, Ltd. (A)(B)	60,504	86,079
Whitehaven Coal, Ltd.	143,652	421,296
WorleyParsons, Ltd. (A)	57,207	654,202
WPP AUNZ, Ltd.	101,689	64,959
Austria 1.8%		11,367,458
Agrana Beteiligungs AG	987	118,683
ams AG (A)	16,241	1,583,183
ANDRITZ AG	11,381	636,641
Austria Technologie & Systemtechnik AG	7,603	218,018
BUWOG AG (A)	26,321	755,575
CA Immobilien Anlagen AG	22,188	666,350
DO & CO AG (B)	1,986	112,830
EVN AG	11,068	192,564
FACC AG (A)	6,411	108,276
Flughafen Wien AG	768	30,648
IMMOFINANZ AG (A)	110,054	264,079
Kapsch TrafficCom AG	1,690	99,073
Lenzing AG	2,680	318,911
Mayr Melnhof Karton AG	2,444	349,938
Oesterreichische Post AG	9,798	441,777
Palfinger AG	5,093	223,688
POLYTEC Holding AG	5,790	135,867
Porr AG (B)	2,836	91,180
Raiffeisen Bank International AG (A)	38,388	1,356,874
Rhi Magnesita NV (A)	7,999	432,900
Rosenbauer International AG	1,097	69,253
S IMMO AG	13,561	231,196
S&T AG	6,821	143,919
Schoeller-Bleckmann Oilfield Equipment AG (A)	3,435	323,323
Semperit AG Holding (B)	2,820	81,745
Strabag SE	4,708	182,585
Telekom Austria AG (A)	36,181	348,704
UBM Development AG	500	24,099
UNIQA Insurance Group AG	42,182	447,616
Verbund AG	5,099	120,713
Vienna Insurance Group AG	10,086	296,859
Wienerberger AG	37,478	850,265
Zumtobel Group AG	8,698	110,126
Belgium 1.9%		11,923,932
Ablynx NV (A)(B)	13,912	323,072
Ackermans & van Haaren NV	6,449	1,127,237
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK International Small Company Fund	7

	Shares	Value
Belgium (continued)
AGFA-Gevaert NV (A)	47,964	$218,404
Atenor	1,054	61,869
Banque Nationale de Belgique	55	189,786
Barco NV	3,322	354,840
Bekaert SA	10,686	444,385
Biocartis NV (A)(D)	883	13,158
bpost SA	23,381	722,167
Celyad SA (A)	1,226	51,029
Cie d'Entreprises CFE	2,113	306,488
Cie Immobiliere de Belgique SA	872	55,000
Dalenys (A)	1,788	19,093
Deceuninck NV	17,777	64,775
D'ieteren SA	7,378	346,329
Econocom Group SA (A)	34,482	246,209
Elia System Operator SA	7,808	459,314
Euronav NV	36,110	310,142
EVS Broadcast Equipment SA	3,643	125,233
Exmar NV (A)(B)	8,573	56,209
Fagron (A)	13,008	170,211
Galapagos NV (A)	10,024	879,351
Gimv NV	2,765	169,214
Ion Beam Applications	5,754	167,194
Jensen-Group NV	650	30,833
Kinepolis Group NV	4,232	308,874
Lotus Bakeries	81	207,279
MDxHealth (A)(B)	7,253	32,797
Melexis NV	5,375	525,421
Nyrstar NV (A)	19,891	141,727
Ontex Group NV	16,821	567,690
Orange Belgium SA	8,511	184,320
Picanol	792	90,721
RealDolmen	745	22,974
Recticel SA	14,373	139,973
Resilux	305	54,275
Roularta Media Group NV (A)	668	17,080
Sapec	62	4,417
Sioen Industries NV	2,024	69,321
Sipef SA	1,530	114,812
TER Beke SA	176	35,309
Tessenderlo Group SA (A)	9,350	436,919
ThromboGenics NV (A)(B)	9,703	52,707
TiGenix NV (A)	46,937	53,091
Umicore SA	38,492	1,797,212
Van de Velde NV	1,691	92,583
Viohalco SA (A)	18,237	62,888
Bermuda 0.2%		1,383,033
Hiscox, Ltd.	73,834	1,383,033
Cambodia 0.1%		297,189
NagaCorp, Ltd.	404,000	297,189
Canada 7.7%		49,396,209
5N Plus, Inc. (A)	22,489	49,854
Absolute Software Corp.	10,802	57,018
8	JOHN HANCOCK International Small Company Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Canada (continued)
Acadian Timber Corp.	2,634	$38,485
Advantage Oil & Gas, Ltd. (A)	60,728	283,835
Aecon Group, Inc.	16,603	253,134
AG Growth International, Inc.	4,200	173,905
AGF Management, Ltd., Class B	22,942	146,172
AGT Food & Ingredients, Inc. (B)	6,651	103,723
Aimia, Inc.	38,462	105,833
AirBoss of America Corp.	4,809	38,878
AKITA Drilling, Ltd., Class A	300	1,663
Alamos Gold, Inc., Class A	106,904	679,466
Alaris Royalty Corp.	9,597	137,764
Alarmforce Industries, Inc.	1,242	15,403
Alexco Resource Corp. (A)(B)	20,537	28,494
Algoma Central Corp.	4,052	44,755
Alio Gold, Inc. (A)	9,897	29,688
Alterra Power Corp.	9,072	55,973
Altius Minerals Corp.	8,300	86,014
Altus Group, Ltd.	11,740	327,590
Americas Silver Corp. (A)	8,321	30,120
Amerigo Resources, Ltd. (A)	18,500	14,339
Andrew Peller, Ltd., Class A	9,193	96,551
Asanko Gold, Inc. (A)	3,731	2,285
Athabasca Oil Corp. (A)	150,957	147,429
ATS Automation Tooling Systems, Inc. (A)	28,791	357,949
AuRico Metals, Inc. (A)	26,895	37,315
AutoCanada, Inc. (B)	8,443	157,388
Avigilon Corp. (A)	11,737	188,680
B2Gold Corp. (A)	300,862	767,226
Badger Daylighting, Ltd. (B)	10,808	237,748
Balmoral Resources, Ltd. (A)	20,000	7,131
Baytex Energy Corp. (A)	59,222	198,761
Bellatrix Exploration, Ltd. (A)(B)	9,891	17,633
Birch Mountain Resources, Ltd. (A)(C)	11,200	1
Birchcliff Energy, Ltd.	56,573	218,811
Bird Construction, Inc.	10,185	78,392
Black Diamond Group, Ltd. (B)	13,617	23,537
BlackPearl Resources, Inc. (A)	106,908	86,179
BMTC Group, Inc.	3,096	38,252
Bonavista Energy Corp.	81,137	140,873
Bonterra Energy Corp.	8,401	100,670
Boralex, Inc., Class A	16,007	291,318
Brookfield Real Estate Services, Inc.	2,000	24,726
BRP, Inc.	9,440	345,142
BSM Technologies, Inc. (A)(B)	11,900	11,345
Calfrac Well Services, Ltd. (A)(B)	36,548	174,220
Calian Group, Ltd.	2,739	70,909
Callidus Capital Corp. (B)	4,449	34,967
Canaccord Genuity Group, Inc.	35,999	130,586
Canacol Energy, Ltd. (A)	30,793	98,335
Canadian Western Bank (B)	28,013	794,912
Canfor Corp. (A)	21,280	438,251
Canfor Pulp Products, Inc.	10,068	111,203
CanWel Building Materials Group, Ltd.	9,150	50,213
Capital Power Corp.	26,576	502,001
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK International Small Company Fund	9

	Shares	Value
Canada (continued)
Capstone Mining Corp. (A)	129,433	$140,454
Cara Operations, Ltd.	2,000	37,050
Cardinal Energy, Ltd. (B)	479	1,838
Cargojet, Inc.	900	36,728
Cascades, Inc.	23,355	232,437
Celestica, Inc. (A)	34,782	377,435
Centerra Gold, Inc. (A)	69,960	395,816
Cequence Energy, Ltd. (A)	64,292	4,734
Cervus Equipment Corp.	3,597	42,936
CES Energy Solutions Corp.	50,762	241,583
Chesswood Group, Ltd.	3,200	28,524
Chinook Energy, Inc. (A)(B)	38,191	8,437
Cineplex, Inc. (B)	17,505	525,496
Clarke, Inc.	3,000	23,137
Clearwater Seafoods, Inc.	7,000	40,042
Cogeco Communications, Inc.	4,398	313,824
Cogeco, Inc.	1,592	119,164
Colliers International Group, Inc.	9,109	556,049
Computer Modelling Group, Ltd.	23,633	180,616
Cona Resources, Ltd.	14,100	24,372
Continental Gold, Inc. (A)	22,200	52,138
Copper Mountain Mining Corp. (A)(B)	41,468	48,856
Corby Spirit and Wine, Ltd.	3,744	62,857
Corridor Resources, Inc. (A)	11,000	5,201
Corus Entertainment, Inc., B Shares	23,832	217,049
Cott Corp.	39,789	683,124
Crew Energy, Inc. (A)	49,048	150,168
CRH Medical Corp. (A)	18,492	35,116
Delphi Energy Corp. (A)	58,867	52,016
Denison Mines Corp. (A)	139,019	67,885
Detour Gold Corp. (A)	14,577	158,182
DHX Media, Ltd.	47,308	141,423
DIRTT Environmental Solutions (A)	14,008	66,232
Dorel Industries, Inc., Class B	8,944	209,293
DREAM Unlimited Corp., Class A (A)	1,900	11,929
Dundee Precious Metals, Inc. (A)	46,670	107,075
ECN Capital Corp.	3,761	11,661
EcoSynthetix, Inc. (A)(B)	3,185	5,974
E-L Financial Corp., Ltd.	174	107,804
Eldorado Gold Corp.	175,508	201,335
Endeavour Silver Corp. (A)	1,400	2,940
Enercare, Inc.	25,390	395,959
Enerflex, Ltd.	26,202	321,902
Enerplus Corp.	23,400	213,115
Enghouse Systems, Ltd.	4,682	200,032
Ensign Energy Services, Inc.	44,538	220,938
Entertainment One, Ltd.	33,165	137,060
Epsilon Energy, Ltd. (A)	19,200	46,134
Equitable Group, Inc.	3,298	172,499
Essential Energy Services, Ltd. (A)	57,270	33,737
Evertz Technologies, Ltd.	7,817	117,302
Exchange Income Corp. (B)	1,791	51,253
Exco Technologies, Ltd.	7,490	55,501
EXFO, Inc. (A)	1,154	5,009
10	JOHN HANCOCK International Small Company Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Canada (continued)
Extendicare, Inc.	26,895	$194,497
Fiera Capital Corp.	11,467	116,968
Firm Capital Mortgage Investment Corp.	3,800	37,465
First Majestic Silver Corp. (A)(B)	28,473	190,681
First Mining Finance Corp. (A)	54,500	22,811
First National Financial Corp. (B)	4,398	100,563
FirstService Corp.	8,540	581,599
Fission Uranium Corp. (A)	48,500	25,187
Fortress Paper, Ltd., Class A (A)(B)	2,404	5,665
Fortuna Silver Mines, Inc. (A)	45,567	192,136
Fraser Papers, Inc. (A)(C)	4,800	0
Gamehost, Inc.	4,700	40,692
Genesis Land Development Corp.	1,561	4,682
Genworth MI Canada, Inc. (B)	14,623	489,077
Gibson Energy, Inc.	31,859	426,713
Glacier Media, Inc. (A)	8,800	3,547
Gluskin Sheff + Associates, Inc. (B)	7,742	98,414
GMP Capital, Inc. (A)	17,308	35,685
goeasy, Ltd.	1,200	32,759
Golden Star Resources, Ltd. (A)	99,696	85,792
Gran Tierra Energy, Inc. (A)	117,929	264,167
Granite Oil Corp.	7,935	18,759
Great Canadian Gaming Corp. (A)	13,834	325,008
Great Panther Silver, Ltd. (A)	1,300	1,508
Great Panther Silver, Ltd. (Toronto Stock Exchange) (A)(B)	34,334	39,919
Guardian Capital Group, Ltd., Class A	1,300	23,629
Guyana Goldfields, Inc. (A)	12,160	41,283
Hanfeng Evergreen, Inc. (A)(C)	3,700	14
Heroux-Devtek, Inc. (A)	9,143	98,010
High Liner Foods, Inc.	6,243	66,100
HNZ Group, Inc. (A)	700	10,086
Home Capital Group, Inc. (B)	17,148	223,696
Horizon North Logistics, Inc.	36,326	43,924
Hudbay Minerals, Inc.	77,782	564,909
Hudson's Bay Company (B)	19,500	170,945
IAMGOLD Corp. (A)	132,574	722,393
Imperial Metals Corp. (A)(B)	16,900	30,390
Imvescor Restaurant Group, Inc.	3,800	11,752
Indigo Books & Music, Inc. (A)	700	9,913
Information Services Corp.	2,500	33,736
Innergex Renewable Energy, Inc.	28,788	323,325
Interfor Corp. (A)	22,629	375,352
International Tower Hill Mines, Ltd. (A)(B)	4,097	1,532
Intertain Group, Ltd. (A)	1,100	12,491
Intertape Polymer Group, Inc.	14,329	241,121
Iron Bridge Resources, Inc. (A)	49,317	25,994
Just Energy Group, Inc.	29,930	129,682
KAB Distribution, Inc. (A)(C)	18,405	0
K-Bro Linen, Inc.	2,386	75,381
Kelt Exploration, Ltd. (A)	38,455	209,540
Kinaxis, Inc. (A)	1,600	90,780
Kingsway Financial Services, Inc. (A)(B)	2,175	10,857
Kirkland Lake Gold, Ltd.	42,131	607,073
Klondex Mines, Ltd. (A)	45,140	111,612
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK International Small Company Fund	11

	Shares	Value
Canada (continued)
Knight Therapeutics, Inc. (A)	23,633	$142,514
Labrador Iron Ore Royalty Corp.	6,400	113,946
Laurentian Bank of Canada	10,806	505,980
Leagold Mining Corp. (A)	4,500	9,697
Leon's Furniture, Ltd.	7,041	99,490
Lightstream Resources, Ltd. (A)(C)	75,972	6,772
Linamar Corp.	2,657	143,647
Liquor Stores N.A., Ltd.	8,076	61,658
Lucara Diamond Corp.	95,630	186,049
Lundin Gold, Inc. (A)	2,800	10,005
Magellan Aerospace Corp.	4,483	72,971
Mainstreet Equity Corp. (A)	1,722	52,054
Mainstreet Health Investments, Inc.	5,000	42,900
Major Drilling Group International, Inc. (A)	22,638	112,300
Mandalay Resources Corp.	99,178	23,062
Manitok Energy, Inc. (A)	1,023	36
Maple Leaf Foods, Inc.	20,946	565,801
Martinrea International, Inc.	24,094	287,040
Maxar Technologies, Ltd. (B)	10,314	649,627
Maxim Power Corp. (A)	6,300	12,940
Mediagrif Interactive Technologies, Inc.	1,800	15,696
Medical Facilities Corp.	9,330	95,314
MEG Energy Corp. (A)	54,584	231,003
Melcor Developments, Ltd.	4,800	56,738
Mitel Networks Corp. (A)	31,603	247,161
Morguard Corp.	878	120,571
Morneau Shepell, Inc.	13,961	235,470
Mountain Province Diamonds, Inc. (A)	3,300	8,850
MTY Food Group, Inc.	4,841	196,019
Mullen Group, Ltd.	30,550	370,346
NAPEC, Inc. (A)	13,000	14,611
Nautilus Minerals, Inc. (A)	50,929	7,698
Nevsun Resources, Ltd.	40,777	92,923
New Flyer Industries, Inc.	11,030	419,519
New Gold, Inc. (A)	140,306	440,444
Newalta Corp. (A)(B)	21,912	12,568
Norbord, Inc.	9,147	316,634
North American Energy Partners, Inc.	3,335	14,605
Northland Power, Inc.	18,729	345,212
Novelion Therapeutics, Inc. (A)	1,640	6,248
NuVista Energy, Ltd. (A)	53,805	351,151
Obsidian Energy, Ltd. (A)	166,821	217,230
Orbite Technologies, Inc. (A)(C)	105,500	8,177
Osisko Gold Royalties, Ltd.	34,530	409,762
Painted Pony Energy, Ltd. (A)(B)	27,028	62,849
Pan American Silver Corp.	40,779	620,148
Paramount Resources, Ltd., Class A (A)	25,426	419,973
Parex Resources, Inc. (A)	41,004	547,928
Parkland Fuel Corp.	24,802	494,060
Pason Systems, Inc.	13,083	187,501
Pengrowth Energy Corp. (A)(B)	148,974	127,017
PHX Energy Services Corp. (A)	11,019	19,815
Pine Cliff Energy, Ltd. (A)(B)	49,800	20,072
Pizza Pizza Royalty Corp.	6,978	86,539
12	JOHN HANCOCK International Small Company Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Canada (continued)
Platinum Group Metals, Ltd. (A)	1,120	$369
Points International, Ltd. (A)	3,410	39,647
Polaris Infrastructure, Inc.	900	11,922
PolyMet Mining Corp. (A)(B)	20,250	12,714
Precision Drilling Corp. (A)	104,181	292,319
Premier Gold Mines, Ltd. (A)	16,800	47,269
Premium Brands Holdings Corp.	6,657	549,629
Pulse Seismic, Inc. (B)	17,551	42,444
Pure Technologies, Ltd.	7,902	28,542
Quarterhill, Inc.	36,398	61,785
Questerre Energy Corp., Class A (A)	26,400	16,370
Raging River Exploration, Inc. (A)	55,652	324,383
RB Energy, Inc. (A)	50,909	36
Reitmans Canada, Ltd., Class A	15,656	53,030
Richelieu Hardware, Ltd.	15,954	418,589
Rocky Mountain Dealerships, Inc.	6,328	65,480
Rogers Sugar, Inc.	27,887	135,960
Russel Metals, Inc. (B)	20,686	463,377
Sabina Gold & Silver Corp. (A)	34,668	59,386
Sandstorm Gold, Ltd. (A)	43,179	190,434
Secure Energy Services, Inc.	50,904	311,701
SEMAFO, Inc. (A)	86,252	213,265
ShawCor, Ltd.	18,378	395,437
Sherritt International Corp. (A)	116,142	121,530
Sienna Senior Living, Inc. (B)	14,226	205,977
Sierra Wireless, Inc. (A)	10,125	228,689
Sleep Country Canada Holdings, Inc. (D)	3,726	94,237
Solium Capital, Inc. (A)	11,329	93,958
Spartan Energy Corp. (A)	35,293	198,056
Sprott Resource Holdings, Inc. (A)	137,010	14,868
Sprott, Inc.	56,751	102,052
SSR Mining, Inc. (A)	39,997	334,510
Stantec, Inc.	15,974	433,353
Stella-Jones, Inc.	12,106	482,401
Stornoway Diamond Corp. (A)	20,566	10,521
Strad Energy Services, Ltd. (A)	8,902	10,005
Street Capital Group, Inc. (A)(B)	13,900	11,636
Stuart Olson, Inc.	7,100	35,606
Student Transportation, Inc. (B)	25,690	148,547
SunOpta, Inc. (A)	24,745	193,341
Superior Plus Corp.	45,440	428,636
Surge Energy, Inc. (B)	91,176	144,875
Tamarack Valley Energy, Ltd. (A)	15,881	33,728
Taseko Mines, Ltd. (A)	58,536	122,435
Teranga Gold Corp. (A)	22,976	44,522
TFI International, Inc.	24,278	611,019
The Descartes Systems Group, Inc. (A)	16,906	469,251
The Jean Coutu Group, Inc., Class A	6,232	118,732
The North West Company, Inc.	12,630	320,412
The Stars Group, Inc. (A)	6,200	142,151
Theratechnologies, Inc. (A)	15,900	85,653
Timbercreek Financial Corp.	2,100	15,756
TMX Group, Ltd.	10,805	582,062
TORC Oil & Gas, Ltd.	36,842	201,608
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK International Small Company Fund	13

	Shares	Value
Canada (continued)
Toromont Industries, Ltd.	20,874	$918,187
Torstar Corp., Class B	17,964	22,557
Total Energy Services, Inc.	14,506	172,028
TransAlta Corp.	83,976	505,750
TransAlta Renewables, Inc.	26,287	274,046
Transcontinental, Inc., Class A	21,610	465,650
TransGlobe Energy Corp. (A)	20,792	30,298
Trevali Mining Corp. (A)	90,900	95,821
Trican Well Service, Ltd. (A)	112,770	409,072
Tricon Capital Group, Inc.	19,907	174,050
Trinidad Drilling, Ltd. (A)	75,266	91,009
Trisura Group, Ltd. (A)	700	14,367
Uni-Select, Inc.	13,505	267,766
Valener, Inc.	12,546	224,732
Vecima Networks, Inc.	1,797	13,929
Wajax Corp.	6,547	127,880
Wesdome Gold Mines, Ltd. (A)	36,961	49,849
West Fraser Timber Company, Ltd.	5,077	320,876
Western Energy Services Corp. (A)	26,726	24,651
Western Forest Products, Inc.	112,882	220,488
WestJet Airlines, Ltd.	1,400	29,028
Westport Fuel Systems, Inc. (A)	2,300	6,486
Westshore Terminals Investment Corp.	15,865	306,442
Whitecap Resources, Inc.	53,262	362,883
Winpak, Ltd.	8,836	335,797
Xtreme Drilling Corp. (A)	5,159	8,797
Yamana Gold, Inc.	25,131	64,281
Yangarra Resources, Ltd. (A)	13,200	47,064
Yellow Pages, Ltd. (A)(B)	7,914	42,264
ZCL Composites, Inc.	11,030	94,471
Zenith Capital Corp. (A)(C)	5,300	904
China 0.1%		582,545
Bund Center Investment, Ltd.	55,500	31,113
China Chuanglian Education Financial Group, Ltd. (A)	948,000	14,189
China Gold International Resources Corp., Ltd. (A)	71,482	117,461
FIH Mobile, Ltd.	768,000	237,453
Goodbaby International Holdings, Ltd.	181,000	97,007
New Sports Group, Ltd. (A)	3,350,000	14,158
Sino Gas & Energy Holdings, Ltd. (A)	425,525	38,548
Sino Grandness Food Industry Group, Ltd. (A)(B)	140,799	20,948
Sky Light Holdings, Ltd.	52,000	11,668
Cyprus 0.0%		21,921
Songa Offshore (A)	3,062	21,921
Denmark 1.9%		12,134,302
ALK-Abello A/S	1,619	234,755
Alm Brand A/S	19,494	222,875
Ambu A/S, Class B	7,469	626,607
Bang & Olufsen A/S (A)	10,302	235,539
Bavarian Nordic A/S (A)	7,896	297,689
Brodrene Hartmann A/S	809	43,056
Columbus A/S	10,671	24,415
D/S Norden A/S (A)	8,232	168,044
14	JOHN HANCOCK International Small Company Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Denmark (continued)
Dfds A/S	8,410	$454,001
FLSmidth & Company A/S	10,624	585,263
Fluegger A/S, B Shares	225	12,213
GN Store Nord A/S	39,731	1,249,805
H+H International A/S, Class B (A)	3,161	62,213
Harboes Bryggeri A/S, Class B	1,452	23,960
IC Group A/S (B)	2,299	57,002
Jeudan A/S (A)	397	45,713
Jyske Bank A/S	15,350	828,868
Matas A/S	3,775	47,393
Nilfisk Holding A/S (A)	7,602	374,198
NKT A/S (A)	8,273	377,798
NNIT A/S (D)	2,476	68,316
Nordjyske Bank A/S	2,607	50,658
Parken Sport & Entertainment A/S	1,137	12,921
Per Aarsleff Holding A/S	5,190	150,622
Ringkjoebing Landbobank A/S	5,970	296,194
Rockwool International A/S, A Shares	422	105,135
Rockwool International A/S, B Shares	2,181	600,761
Royal Unibrew A/S	11,745	670,698
RTX A/S	2,386	61,957
Santa Fe Group A/S (A)	4,792	36,128
Schouw & Company A/S	3,669	339,191
SimCorp A/S	10,985	660,915
Solar A/S, B Shares	1,498	90,900
Spar Nord Bank A/S	26,888	302,907
Sydbank A/S	21,448	839,633
TDC A/S	170,755	1,039,632
Tivoli A/S	271	24,235
TK Development A/S (A)(B)	17,289	23,001
Topdanmark A/S (A)	14,251	613,184
United International Enterprises	482	100,576
Vestjysk Bank A/S (A)	22,576	10,670
Zealand Pharma A/S (A)	4,570	64,661
Faeroe Islands 0.0%		178,335
Bakkafrost P/F	4,264	161,088
BankNordik P/F	953	17,247
Finland 2.4%		15,611,226
Afarak Group OYJ (A)(B)	11,970	10,968
Ahtium PLC (A)(C)	90,559	327
Aktia Bank OYJ	7,433	82,427
Alma Media OYJ	11,325	99,887
Amer Sports OYJ (A)	29,717	780,441
Apetit OYJ	930	15,290
Asiakastieto Group OYJ (D)	559	15,765
Aspo OYJ	5,505	61,096
Atria OYJ	3,641	52,613
BasWare OYJ (A)	2,688	147,845
Bittium OYJ (B)	10,462	71,386
Cargotec OYJ, B Shares	12,137	694,826
Caverion OYJ (A)	25,539	191,294
Citycon OYJ	120,389	305,291
Cramo OYJ	10,826	240,405
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK International Small Company Fund	15

	Shares	Value
Finland (continued)
Digia OYJ	3,370	$9,818
Elisa OYJ	28,164	1,145,333
Ferratum OYJ (B)	780	25,628
Finnair OYJ	19,718	281,381
Fiskars OYJ ABP	9,749	263,008
F-Secure OYJ	25,386	121,693
HKScan OYJ, A Shares	11,127	40,909
Huhtamaki OYJ	26,131	1,150,444
Ilkka-Yhtyma OYJ	2,083	8,238
Kemira OYJ	34,890	452,594
Kesko OYJ, A Shares	4,901	243,922
Kesko OYJ, B Shares	17,955	909,048
Konecranes OYJ	14,408	641,375
Lassila & Tikanoja OYJ	8,112	170,875
Lemminkainen OYJ	1,173	30,050
Metsa Board OYJ	58,883	457,034
Metso OYJ	24,221	853,962
Nokian Renkaat OYJ	28,638	1,250,120
Olvi OYJ, A Shares	4,110	139,570
Oriola OYJ, B Shares	34,443	119,587
Orion OYJ, Class A	6,459	245,449
Outokumpu OYJ	90,690	782,112
Outotec OYJ (A)(B)	50,915	384,184
Pihlajalinna OYJ	643	11,131
Ponsse OYJ	2,655	84,695
Poyry OYJ (A)	12,889	74,561
QT Group OYJ (A)	2,996	20,669
Raisio OYJ	29,283	127,112
Ramirent OYJ	24,377	218,199
Rapala VMC OYJ	617	2,706
Raute OYJ, A Shares	728	22,681
Revenio Group OYJ	1,456	62,756
Sanoma OYJ	23,627	296,848
SRV Group OYJ	8,532	38,649
Stockmann OYJ ABP, A Shares (A)	1,949	10,638
Stockmann OYJ ABP, B Shares (A)	10,220	54,811
Technopolis OYJ	44,950	213,783
Teleste OYJ	2,221	19,698
Tieto OYJ	14,792	462,343
Tikkurila OYJ	9,728	211,044
Uponor OYJ	15,403	298,723
Vaisala OYJ, A Shares	2,696	141,187
Valmet OYJ	25,328	466,622
YIT OYJ	38,405	276,175
France 5.2%		33,155,212
ABC Arbitrage	8,824	66,741
Actia Group	2,573	21,901
Air France-KLM (A)	40,150	569,707
Akka Technologies	1,746	96,337
Albioma SA	6,640	156,676
Altamir	3,756	67,019
Alten SA	8,168	678,537
Altran Technologies SA	37,783	644,894
16	JOHN HANCOCK International Small Company Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
France (continued)
Amplitude Surgical SAS (A)	4,624	$21,138
Antalis International SAS (A)	2,714	6,420
APRIL SA	6,582	117,194
Archos (A)	432	339
Assystem (B)	3,035	114,130
Aubay	2,137	87,492
Axway Software SA	2,311	63,211
Bastide le Confort Medical	733	39,196
Beneteau SA	11,528	256,560
Bigben Interactive (A)	3,177	50,756
Boiron SA	2,245	203,103
Bonduelle SCA	4,300	202,080
Bourbon SA (B)	3,334	26,614
Burelle SA	113	170,641
Casino Guichard Perrachon SA (B)	4,055	246,617
Catering International Services	1,089	20,383
Cegedim SA (A)	1,780	69,011
CGG SA (A)(B)	4,301	19,926
Chargeurs SA	7,237	207,296
Cie des Alpes	2,539	82,341
Cie Plastic Omnium SA	16,715	723,525
Coface SA	25,025	274,155
Derichebourg SA	22,002	239,216
Devoteam SA	1,595	141,193
Edenred	41,395	1,183,352
Electricite de Strasbourg SA	286	42,031
Elior Group SA (D)	19,336	424,518
Elis SA	6,696	174,495
Eramet (A)	1,971	198,626
Esso SA Francaise (A)	871	57,927
Etablissements Maurel et Prom (A)	4,706	20,172
Euler Hermes Group	3,649	528,916
Europcar Groupe SA (D)	7,686	96,768
Eutelsat Communications SA	11,994	271,342
Exel Industries SA, A Shares	343	44,911
Faurecia	15,207	1,162,767
Fleury Michon SA	344	17,932
Fnac Darty SA (A)	5,255	552,754
Gaumont SA	489	62,407
Gaztransport Et Technigaz SA (B)	5,930	315,499
GEA	126	13,110
GL Events	2,191	65,080
Groupe Crit	997	93,053
Groupe Eurotunnel SE	43,276	575,319
Groupe Gorge (A)	1,438	28,249
Groupe Open	1,805	62,528
Guerbet	1,640	140,059
Haulotte Group SA	3,951	71,492
HERIGE SADCS	539	23,436
HiPay Group SA (A)	1,631	26,073
ID Logistics Group (A)	507	76,158
Imerys SA	5,367	491,684
Ingenico Group SA	9,392	984,019
Interparfums SA	1,997	81,225
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK International Small Company Fund	17

	Shares	Value
France (continued)
Ipsen SA	202	$24,604
IPSOS	10,785	389,507
Jacquet Metal Service	4,366	135,850
Kaufman & Broad SA	3,576	165,246
Korian SA	13,159	458,656
Lagardere SCA	36,324	1,189,789
Laurent-Perrier	809	80,880
Le Belier	517	29,026
Lectra	5,145	142,060
Linedata Services	957	45,001
LISI	4,899	226,677
LNA Sante SA	1,630	114,433
Maisons France Confort SA	1,083	77,350
Manitou BF SA	3,046	113,859
Manutan International	731	71,189
Mersen SA	3,712	164,664
METabolic EXplorer SA (A)	8,100	21,939
Metropole Television SA	11,494	302,164
MGI Coutier	3,689	147,941
Naturex (A)(B)	1,879	199,451
Neopost SA	10,560	351,501
Nexans SA	7,963	522,047
Nexity SA (A)	10,836	663,333
Nicox (A)	6,072	73,663
NRJ Group (A)	5,323	58,912
Oeneo SA	7,816	91,392
Onxeo SA (A)(B)	13,133	17,493
Orpea	8,584	1,034,250
Parrot SA (A)	4,620	47,419
PCAS	1,228	25,572
Pierre & Vacances SA (A)	1,671	92,362
Plastivaloire	1,440	37,583
PSB Industries SA	506	27,662
Rallye SA	7,709	139,326
Recylex SA (A)(B)	2,992	44,554
Rexel SA	67,387	1,241,623
Robertet SA	258	123,481
Rothschild & Company	4,666	176,178
Rubis SCA	25,498	1,812,136
Samse SA	285	55,240
Sartorius Stedim Biotech	5,509	393,981
Savencia SA	1,381	132,329
Seche Environnement SA	1,291	46,544
Sequana SA (A)(B)	13,574	11,309
Societe Marseillaise du Tunnel Prado-Carenage SA	219	6,076
SOITEC (A)	6,440	492,657
Solocal Group (A)(B)	127,202	137,100
Somfy SA (B)	1,930	196,393
Sopra Steria Group	4,374	782,218
SPIE SA	12,387	342,253
Ste Industrielle d'Aviation Latecoere SA (A)	19,817	129,156
Stef SA	1,010	114,359
Synergie SA	2,704	143,014
Tarkett SA	3,863	150,945
18	JOHN HANCOCK International Small Company Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
France (continued)
Technicolor SA	88,478	$324,353
Teleperformance	5,096	753,866
Television Francaise 1	26,849	427,429
Tessi SA	606	122,190
TFF Group	676	33,384
Thermador Groupe	1,026	136,709
Touax SA (A)	979	13,693
Trigano SA	2,414	381,563
Ubisoft Entertainment SA (A)	27,537	2,109,540
Union Financiere de France Banque SA	877	32,359
Vallourec SA (A)(B)	81,681	440,640
Valneva SE (A)(B)	15,085	51,894
Vetoquinol SA	1,028	66,900
Vicat SA	5,563	455,162
VIEL & Cie SA	6,888	45,036
Vilmorin & Cie SA	1,679	158,484
Virbac SA (A)	937	121,046
Vranken-Pommery Monopole Group SA	828	23,621
Worldline SA (A)(D)	1,478	72,745
Gabon 0.0%		37,161
Total Gabon	211	37,161
Georgia 0.1%		461,689
BGEO Group PLC	10,443	461,689
Germany 5.7%		36,162,301
Aareal Bank AG	16,689	741,830
Adler Modemaerkte AG (A)	2,325	16,996
ADLER Real Estate AG (A)(B)	3,743	55,854
ADO Properties SA (D)	3,642	188,287
ADVA Optical Networking SE (A)(B)	11,973	87,048
AIXTRON SE (A)	17,077	250,662
All for One Steeb AG	87	6,398
Allgeier SE	1,638	44,444
Amadeus Fire AG	1,391	126,842
Atoss Software AG	232	20,825
Aurubis AG	11,266	936,079
Axel Springer SE	8,445	667,152
Basler AG	410	77,200
Bauer AG	3,326	115,393
BayWa AG	3,892	148,536
Bechtle AG	7,118	608,368
Bertrandt AG (B)	1,317	147,310
Bijou Brigitte AG	1,177	72,475
Bilfinger SE (B)	9,092	400,058
Biotest AG	2,718	63,187
Borussia Dortmund GmbH & Company KGaA	17,484	125,227
CANCOM SE	4,378	359,117
Carl Zeiss Meditec AG	7,782	461,180
CENIT AG	2,412	62,488
CENTROTEC Sustainable AG	2,623	47,848
Cewe Stiftung & Company KGAA	1,335	126,393
comdirect bank AG	7,710	106,949
CompuGroup Medical SE	5,811	393,343
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK International Small Company Fund	19

	Shares	Value
Germany (continued)
Constantin Medien AG (A)	13,725	$37,229
CropEnergies AG	7,965	80,347
CTS Eventim AG & Company KGaA	10,094	490,300
Data Modul AG	635	54,875
DEAG Deutsche Entertainment AG (A)	3,471	12,899
Delticom AG	2,124	28,962
Deutsche Beteiligungs AG	2,848	160,240
Deutsche Pfandbriefbank AG (D)	18,158	280,776
Deutz AG	36,545	305,311
DIC Asset AG	12,755	163,193
Diebold Nixdorf AG	465	40,642
DMG Mori AG	9,004	491,602
Dr Hoenle AG	1,598	71,155
Draegerwerk AG & Company KGaA	970	69,900
Duerr AG	6,252	787,624
Eckert & Ziegler AG	1,622	75,440
Elmos Semiconductor AG	2,876	82,221
ElringKlinger AG (B)	7,805	147,742
Euromicron AG (A)	2,304	23,647
Evotec AG (A)	13,214	194,485
Fielmann AG	945	82,523
First Sensor AG (A)	680	14,500
Francotyp-Postalia Holding AG	2,607	14,631
Fraport AG Frankfurt Airport Services Worldwide	554	55,228
Freenet AG	34,294	1,301,095
FUCHS PETROLUB SE	4,491	215,934
Gerresheimer AG	8,756	699,530
Gerry Weber International AG	6,184	63,330
Gesco AG	2,765	115,101
GFT Technologies SE	3,876	57,156
Grammer AG	3,428	208,764
GRENKE AG	4,158	419,566
H&R GmbH & Co KGaA (A)	3,701	62,102
Hamburger Hafen und Logistik AG	6,944	204,447
Heidelberger Druckmaschinen AG (A)	64,157	225,176
Hella GmbH & Company KGaA	6,145	377,474
HolidayCheck Group AG (A)	7,724	25,337
Hornbach Baumarkt AG	1,951	72,917
HUGO BOSS AG	10,173	837,865
Indus Holding AG	5,779	427,163
Intershop Communications AG (A)	2,654	6,105
Isra Vision AG	963	176,859
IVU Traffic Technologies AG (A)	5,399	31,798
Jenoptik AG	15,115	493,985
K+S AG	29,560	693,180
Kloeckner & Company SE	21,320	251,391
Koenig & Bauer AG	4,776	365,503
Krones AG	3,797	481,653
KSB AG	73	41,527
KWS Saat SE	551	220,921
LANXESS AG	18,895	1,436,390
LEG Immobilien AG	17,094	1,818,698
Leifheit AG	1,000	32,528
Leoni AG	9,119	673,038
20	JOHN HANCOCK International Small Company Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Germany (continued)
LPKF Laser & Electronics AG (A)	124	$1,330
Manz AG (A)(B)	1,315	54,834
MasterFlex SE	414	4,522
Mediclin AG (A)	8,179	64,045
Medigene AG (A)(B)	5,784	77,970
METRO AG (A)	10,293	201,056
MLP SE	16,444	102,418
MTU Aero Engines AG	941	169,344
Nemetschek SE	3,378	323,216
Nexus AG	3,187	98,474
Nordex SE (A)(B)	17,867	181,844
Norma Group SE	8,179	521,407
OHB SE	2,007	100,520
OSRAM Licht AG	13,102	1,124,433
paragon AG	613	52,621
PATRIZIA Immobilien AG (A)	12,368	292,002
Pfeiffer Vacuum Technology AG	1,677	304,927
PNE Wind AG	19,837	70,314
PSI Software AG	2,258	50,126
Puma SE	621	276,611
PVA TePla AG (A)	1,400	14,965
QSC AG	22,475	39,975
R Stahl AG	823	29,790
Rational AG	774	507,197
Rheinmetall AG	10,807	1,376,906
RHOEN-KLINIKUM AG	9,077	316,063
RIB Software SE (B)	6,795	155,683
SAF-Holland SA	13,030	264,682
Salzgitter AG	10,418	536,969
Schaltbau Holding AG (A)	1,401	46,826
SHW AG	1,989	81,459
Siltronic AG (A)	2,638	392,016
Sixt Leasing SE	608	13,723
Sixt SE	3,273	295,454
SMA Solar Technology AG (B)	3,049	121,852
SMT Scharf AG (A)	1,261	22,395
Softing AG	2,069	20,180
Software AG	13,916	762,259
STRATEC Biomedical AG	154	12,808
Stroeer SE & Company KGaA	6,630	502,948
Suedzucker AG	20,769	430,786
SUESS MicroTec SE (A)	6,836	133,185
Surteco SE	1,666	54,074
TAG Immobilien AG	34,766	636,960
Takkt AG	9,237	197,361
Technotrans AG	2,111	114,962
Tele Columbus AG (A)(D)	8,615	88,802
TLG Immobilien AG	12,813	316,024
Tom Tailor Holding SE (A)	7,820	86,803
Traffic Systems SE (B)	1,525	32,353
Uniper SE	10,892	324,225
VERBIO Vereinigte BioEnergie AG	7,686	73,807
Vossloh AG (A)	2,693	147,569
VTG AG	2,456	130,880
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK International Small Company Fund	21

	Shares	Value
Germany (continued)
Wacker Chemie AG	4,078	$665,842
Wacker Neuson SE	8,617	281,655
Washtec AG	3,461	317,128
Wuestenrot & Wuerttembergische AG	1,460	39,459
XING SE	783	244,768
Gibraltar 0.0%		170,542
888 Holdings PLC	48,624	170,542
Greece 0.0%		88
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products (A)(C)	1,810	88
TT Hellenic Postbank SA (A)(C)	20,725	0
Greenland 0.0%		2,028
GronlandsBANKEN A/S	20	2,028
Guernsey, Channel Islands 0.0%		46,213
Raven Russia, Ltd. (A)	72,697	46,213
Hong Kong 2.8%		18,036,844
Aeon Credit Service Asia Company, Ltd.	18,000	14,003
Aeon Stores Hong Kong Company, Ltd.	22,000	15,573
Agritrade Resources, Ltd.	210,000	71,736
Alco Holdings, Ltd.	54,000	12,248
Allied Group, Ltd.	18,000	105,106
Allied Properties HK, Ltd.	546,000	109,281
Alltronics Holdings, Ltd.	45,000	13,638
APAC Resources, Ltd.	14,781	2,359
Applied Development Holdings, Ltd. (A)	360,000	29,334
APT Satellite Holdings, Ltd.	118,500	53,476
Asia Financial Holdings, Ltd.	94,000	53,068
Asia Satellite Telecommunications Holdings, Ltd.	38,220	35,457
Asia Standard International Group, Ltd.	168,000	41,252
Asiasec Properties, Ltd.	47,000	10,409
Associated International Hotels, Ltd.	26,000	80,944
Auto Italia Holdings (A)	950,000	14,670
Beijing Gas Blue Sky Holdings, Ltd. (A)	1,048,000	68,515
BOE Varitronix, Ltd.	95,000	71,163
Bonjour Holdings, Ltd. (A)	635,000	22,789
Bossini International Holdings	246,000	13,241
Bright Smart Securities & Commodities Group, Ltd. (B)	150,000	48,903
Brightoil Petroleum Holdings, Ltd. (A)(C)	721,000	124,626
Brockman Mining, Ltd. (A)	855,430	13,303
Burwill Holdings, Ltd. (A)	1,216,000	49,254
Cafe de Coral Holdings, Ltd.	92,000	260,170
Camsing International Holding, Ltd. (A)	12,000	8,038
Cash Financial Services Group, Ltd. (A)	420,000	12,182
CCT Fortis Holdings, Ltd.	72,000	9,224
Century City International Holdings, Ltd.	452,000	42,844
CGN Mining Company, Ltd.	300,000	23,434
Champion Technology Holdings, Ltd. (A)	49,300	7,167
Chen Hsong Holdings	40,000	12,116
Chevalier International Holdings, Ltd.	45,524	75,197
China Best Group Holding, Ltd. (A)	1,400,000	18,768
China Energy Development Holdings, Ltd. (A)	1,256,000	14,436
China Ever Grand Financial Leasing Group Company, Ltd. (A)	1,760,000	12,802
22	JOHN HANCOCK International Small Company Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Hong Kong (continued)
China Flavors & Fragrances Company, Ltd.	68,000	$17,365
China Fortune Financial Group, Ltd. (A)	394,000	9,660
China HKBridge Holdings, Ltd. (A)	42,000	10,704
China LNG Group, Ltd. (A)(B)	314,000	50,030
China Shandong Hi-Speed Financial Group, Ltd. (A)	342,000	14,695
China Soft Power Technology Holdings, Ltd. (A)	756,000	13,341
China Solar Energy Holdings, Ltd. (A)(C)	127,000	2,927
China Star Entertainment, Ltd. (A)	126,000	9,191
China Strategic Holdings, Ltd. (A)	2,672,500	28,840
China Ting Group Holdings, Ltd.	384,000	20,244
Chinese Estates Holdings, Ltd.	85,500	138,403
Chinney Investments, Ltd.	36,000	17,257
Chong Hing Bank, Ltd.	7,000	14,050
Chow Sang Sang Holdings International, Ltd.	86,000	188,690
Chuang's China Investments, Ltd.	210,000	16,995
Chuang's Consortium International, Ltd.	340,021	78,912
CITIC Telecom International Holdings, Ltd.	446,000	121,179
CK Life Sciences International Holdings, Inc.	890,000	68,500
CMMB Vision Holdings, Ltd. (A)	296,000	13,334
CNQC International Holdings, Ltd.	47,500	17,053
Common Splendor International Health Industry Group, Ltd. (A)	436,000	39,237
Continental Holdings, Ltd. (A)	510,000	8,788
Convenience Retail Asia, Ltd.	68,000	32,105
Convoy Global Holdings, Ltd. (A)	630,000	14,354
Cosmopolitan International Holdings, Ltd. (A)	260,000	22,696
Cowell e Holdings, Inc. (B)	51,000	20,093
CP Lotus Corp. (A)	280,000	4,554
Crocodile Garments (A)	106,000	11,452
CSI Properties, Ltd.	1,976,333	100,389
CST Group, Ltd. (A)	2,711,040	15,650
Dah Sing Banking Group, Ltd.	118,848	263,084
Dah Sing Financial Holdings, Ltd.	42,344	271,780
Dickson Concepts International, Ltd.	63,500	23,960
DMX Technologies Group, Ltd. (A)(C)	34,000	2,748
Dynamic Holdings, Ltd.	14,000	13,869
Eagle Nice International Holdings, Ltd.	46,000	21,194
EganaGoldpfeil Holdings, Ltd. (A)(C)	131,750	0
Emperor Capital Group, Ltd.	861,000	65,375
Emperor Entertainment Hotel, Ltd.	135,000	30,107
Emperor International Holdings, Ltd.	326,250	108,691
Emperor Watch & Jewellery, Ltd.	1,270,000	60,339
Enerchina Holdings, Ltd.	555,600	39,921
ENM Holdings, Ltd. (A)	216,000	12,439
Esprit Holdings, Ltd. (A)	549,550	285,653
eSun Holdings, Ltd. (A)	227,000	37,630
Fairwood Holdings, Ltd.	21,000	84,602
Far East Consortium International, Ltd.	349,478	221,386
Far East Holdings International, Ltd. (A)	147,000	13,252
First Pacific Company, Ltd.	396,000	296,192
First Shanghai Investments, Ltd. (A)	192,000	24,294
Fountain SET Holdings, Ltd.	188,000	26,573
Freeman FinTech Corp., Ltd. (A)	1,420,000	81,001
Future Bright Holdings, Ltd.	162,000	14,345
GCL New Energy Holdings, Ltd. (A)	1,544,000	124,957
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK International Small Company Fund	23

	Shares	Value
Hong Kong (continued)
Get Nice Financial Group, Ltd.	189,100	$53,888
Get Nice Holdings, Ltd.	1,798,000	77,257
Giordano International, Ltd.	325,708	174,574
Global Brands Group Holding, Ltd. (A)	1,666,000	149,727
Glorious Sun Enterprises, Ltd.	146,000	16,666
Gold Peak Industries Holding, Ltd.	90,000	10,261
Good Resources Holdings, Ltd. (A)	270,000	12,317
G-Resources Group, Ltd. (A)	7,789,800	105,723
Guangnan Holdings, Ltd.	108,000	13,280
Guotai Junan International Holdings, Ltd.	664,600	215,314
Haitong International Securities Group, Ltd.	502,078	291,891
Hang Fung Gold Technology, Ltd. (A)(C)	310,000	0
Hanison Construction Holdings, Ltd.	143,631	24,713
Hao Tian Development Group, Ltd. (A)	451,733	15,627
Harbour Centre Development, Ltd.	37,500	70,489
Henry Group Holdings, Ltd.	70,000	19,088
HKBN, Ltd.	222,500	268,171
HKR International, Ltd.	201,600	122,627
Hon Kwok Land Investment Company, Ltd.	64,000	40,263
Hong Kong Aircraft Engineering Company, Ltd.	12,000	74,293
Hong Kong Ferry Holdings Company, Ltd.	46,000	52,446
Hong Kong International Construction Investment Management Group Company, Ltd.	110,000	27,419
Hong Kong Shanghai Alliance Holdings, Ltd.	58,000	5,902
Hong Kong Television Network, Ltd. (A)	75,000	30,147
Hong Kong Television Network, Ltd., ADR (A)	1,717	13,530
Hongkong Chinese, Ltd.	224,000	38,426
Hop Hing Group Holdings, Ltd.	920,000	24,597
Hopewell Holdings, Ltd.	142,500	524,902
Hsin Chong Group Holdings, Ltd. (A)(C)	736,000	32,983
Huarong Investment Stock Corp., Ltd. (A)	140,000	19,842
Hung Hing Printing Group, Ltd.	76,216	14,455
Hutchison Telecommunications Hong Kong Holdings, Ltd.	388,000	141,876
Imagi International Holdings, Ltd. (A)	117,281	11,081
International Housewares Retail Company, Ltd.	79,000	14,852
IPE Group, Ltd.	220,000	54,632
IRC, Ltd. (A)	864,666	26,824
IT, Ltd.	146,808	63,863
ITC Properties Group, Ltd.	117,713	43,845
Johnson Electric Holdings, Ltd.	95,000	376,214
Kader Holdings Company, Ltd.	248,000	43,898
Karrie International Holdings, Ltd.	130,000	19,498
Keck Seng Investments, Ltd.	1,000	856
Kerry Logistics Network, Ltd.	159,000	213,142
Kingmaker Footwear Holdings, Ltd.	54,000	16,135
Kong Sun Holdings, Ltd. (A)	125,000	4,490
Kowloon Development Company, Ltd.	108,000	114,532
Kwoon Chung Bus Holdings, Ltd.	20,000	11,781
Lai Sun Development Company, Ltd.	71,886	127,372
Lai Sun Garment International, Ltd.	31,000	54,244
Landing International Development, Ltd. (A)	8,490,000	386,625
Landsea Green Properties Company, Ltd.	120,000	12,030
Lifestyle International Holdings, Ltd.	170,000	233,213
Lippo China Resources, Ltd.	1,028,000	32,829
Lippo, Ltd.	31,250	18,531
24	JOHN HANCOCK International Small Company Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Hong Kong (continued)
Liu Chong Hing Investment, Ltd.	60,000	$103,970
L'sea Resources International Holdings, Ltd. (A)	510,000	7,636
Luk Fook Holdings International, Ltd.	97,000	423,787
Lung Kee Holdings, Ltd.	48,000	21,536
Magnificent Hotel Investment, Ltd.	438,000	12,666
Man Sang International, Ltd. (A)	126,000	6,567
Man Wah Holdings, Ltd.	351,200	306,506
Mandarin Oriental International, Ltd.	35,000	76,117
Mason Group Holdings, Ltd. (A)	3,469,000	55,753
Master Glory Group, Ltd. (A)	2,330,662	29,788
Midas International Holdings, Ltd.	440,000	20,523
Midland Holdings, Ltd. (A)	224,000	59,019
Midland IC&I, Ltd. (A)	148,000	7,009
Ming Fai International Holdings, Ltd.	41,000	6,318
Miramar Hotel & Investment Company, Ltd.	46,000	97,243
Modern Dental Group, Ltd.	68,000	18,879
Nameson Holdings, Ltd.	4,000	1,406
National Electronic Holdings	88,000	12,471
National United Resources Holdings, Ltd. (A)(C)	1,090,000	19,818
Neo-Neon Holdings, Ltd. (A)	134,000	13,252
New Concepts Holdings, Ltd. (A)	44,000	25,748
New Times Energy Corp., Ltd. (A)	686,900	18,877
NewOcean Energy Holdings, Ltd. (A)	248,000	57,522
Next Digital, Ltd. (A)	276,000	13,417
Nine Express, Ltd. (A)	210,000	7,557
Noble Group, Ltd. (A)	207,680	21,434
OP Financial Investments, Ltd.	224,000	68,593
Orange Sky Golden Harvest Entertainment Holdings, Ltd.	240,000	24,122
Orient Overseas International, Ltd.	59,000	559,352
Oriental Watch Holdings, Ltd.	190,000	42,982
Pacific Andes International Holdings, Ltd. (A)(C)	2,171,305	40,590
Pacific Basin Shipping, Ltd. (A)	1,057,000	232,685
Pacific Plywood Holdings, Ltd. (A)	360,000	18,282
Pacific Textiles Holdings, Ltd.	193,000	202,987
Pak Fah Yeow International, Ltd.	20,000	8,599
Paliburg Holdings, Ltd.	101,380	43,315
Paradise Entertainment, Ltd. (A)	176,000	13,716
Peace Mark Holdings, Ltd. (A)(C)	180,000	0
Pearl Oriental Oil, Ltd. (A)	663,000	24,190
Perfect Shape Beauty Technology, Ltd.	92,000	14,078
Pico Far East Holdings, Ltd.	208,000	87,696
Playmates Holdings, Ltd.	640,000	85,164
Playmates Toys, Ltd.	164,000	24,404
Polytec Asset Holdings, Ltd.	600,000	48,426
PT International Development Company, Ltd. (A)	271,327	16,402
Public Financial Holdings, Ltd.	94,000	41,085
PYI Corp., Ltd. (A)	1,336,801	30,857
Realord Group Holdings, Ltd. (A)(B)	72,000	52,091
Regal Hotels International Holdings, Ltd.	99,200	75,105
Regent Pacific Group, Ltd. (A)	450,000	20,265
Regina Miracle International Holdings, Ltd. (D)	67,000	65,096
Rentian Technology Holdings, Ltd. (A)	100,000	4,873
Sa Sa International Holdings, Ltd.	241,478	93,189
SAS Dragon Holdings, Ltd.	84,000	27,603
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK International Small Company Fund	25

	Shares	Value
Hong Kong (continued)
SEA Holdings, Ltd.	68,484	$72,275
Shenwan Hongyuan HK, Ltd.	120,000	39,399
Shougang Concord Grand Group, Ltd. (A)	863,000	25,783
Shun Ho Property Investments, Ltd.	7,227	2,776
Shun Tak Holdings, Ltd.	399,250	151,352
Silver Base Group Holdings, Ltd. (A)	387,000	34,438
Sincere Watch Hong Kong, Ltd. (A)	1,190,000	22,178
Sing Tao News Corp., Ltd.	58,000	7,800
Singamas Container Holdings, Ltd.	370,000	81,004
SITC International Holdings Company, Ltd.	241,000	233,826
Sitoy Group Holdings, Ltd.	135,000	27,815
SmarTone Telecommunications Holdings, Ltd.	108,589	129,888
SOCAM Development, Ltd. (A)	108,927	24,849
Solartech International Holdings, Ltd. (A)(B)	540,000	38,550
Solomon Systech International, Ltd. (A)	504,000	26,815
Soundwill Holdings, Ltd.	25,500	49,985
South China Financial Holdings, Ltd. (A)	3,250,000	18,743
Stella International Holdings, Ltd.	132,500	202,062
Stelux Holdings International, Ltd. (A)	200,000	13,912
Strong Petrochemical Holdings, Ltd.	72,000	14,297
Success Universe Group, Ltd. (A)	360,000	9,962
Summit Ascent Holdings, Ltd. (A)(B)	210,000	24,531
Sun Hung Kai & Company, Ltd.	169,318	108,359
Sunwah Kingsway Capital Holdings, Ltd.	360,000	5,157
TAI Cheung Holdings, Ltd. (B)	115,000	131,771
Talent Property Group, Ltd. (A)	795,000	8,968
Tan Chong International, Ltd.	63,000	20,985
Tao Heung Holdings, Ltd. (B)	95,000	16,199
Television Broadcasts, Ltd.	91,900	320,326
Termbray Industries International Holdings, Ltd. (A)	94,000	6,145
Texwinca Holdings, Ltd.	198,000	112,529
The 13 Holdings, Ltd. (A)	180,000	7,270
The Cross-Harbour Holdings, Ltd.	57,000	92,032
The Grande Holdings, Ltd. (A)	120,000	25,486
The Hongkong & Shanghai Hotels, Ltd. (B)	184,500	260,064
The United Laboratories International Holdings, Ltd. (A)	164,500	133,201
TK Group Holdings, Ltd.	28,000	15,166
TOM Group, Ltd. (A)	368,000	103,751
Town Health International Medical Group, Ltd.	798,000	71,318
Tradelink Electronic Commerce, Ltd.	186,000	31,181
Transport International Holdings, Ltd.	61,600	192,586
Trinity, Ltd. (A)	408,000	34,650
TSC Group Holdings, Ltd. (A)	111,000	11,426
Tsui Wah Holdings, Ltd.	170,000	24,874
Union Medical Healthcare, Ltd.	21,000	9,525
Universe International Financial Holdings, Ltd. (A)	265,000	24,086
Up Energy Development Group, Ltd. (A)(C)	898,000	1,483
Upbest Group, Ltd.	8,000	1,093
Value Convergence Holdings, Ltd. (A)	172,000	27,524
Value Partners Group, Ltd.	60,000	62,110
Valuetronics Holdings, Ltd.	84,150	59,448
Vanke Property Overseas, Ltd.	35,000	21,618
Vantage International Holdings, Ltd.	120,000	14,175
Vedan International Holdings, Ltd.	168,000	16,749
26	JOHN HANCOCK International Small Company Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Hong Kong (continued)
Victory City International Holdings, Ltd. (A)	674,701	$18,088
Vitasoy International Holdings, Ltd.	208,000	535,675
VS International Group, Ltd. (A)	290,000	12,501
VSTECS Holdings, Ltd.	218,400	117,878
VTech Holdings, Ltd.	25,100	361,758
Wai Kee Holdings, Ltd.	72,000	33,161
Wai Yuen Tong Medicine Holdings, Ltd. (A)	275,000	12,327
Wang On Group, Ltd.	1,780,000	29,919
Winfull Group Holdings, Ltd. (A)	1,368,000	30,955
Wing On Company International, Ltd.	23,000	80,820
Wing Tai Properties, Ltd.	68,000	45,212
Wonderful Sky Financial Group Holdings, Ltd.	46,000	7,679
Xinyi Glass Holdings, Ltd. (A)	454,000	554,756
Yat Sing Holdings, Ltd. (A)	150,000	54,905
Yeebo International Holding	74,000	34,771
YGM Trading, Ltd.	22,000	22,457
Yuan Heng Gas Holdings, Ltd. (A)	152,000	16,409
Yugang International, Ltd.	1,606,000	41,249
ZH International Holdings, Ltd. (A)	320,000	14,276
India 0.0%		138,425
Vedanta Resources PLC	14,768	138,425
Ireland 0.8%		5,319,481
C&C Group PLC	62,988	214,282
Datalex PLC	4,124	16,682
FBD Holdings PLC (A)	8,155	92,880
Glanbia PLC	31,446	585,294
Grafton Group PLC	65,683	685,736
Greencore Group PLC	192,611	547,885
Hostelworld Group PLC (D)	6,486	30,403
IFG Group PLC	22,431	49,221
Independent News & Media PLC (A)	70,031	7,756
Irish Continental Group PLC	34,909	241,499
Kingspan Group PLC	31,956	1,308,288
Smurfit Kappa Group PLC	22,668	723,031
Tarsus Group PLC	10,899	47,052
UDG Healthcare PLC	67,721	769,472
Isle of Man 0.3%		2,140,672
GVC Holdings PLC	45,938	560,433
Hansard Global PLC	11,952	14,391
Paysafe Group PLC (A)	111,027	880,680
Playtech PLC	60,239	685,168
Israel 1.0%		6,639,701
ADO Group, Ltd. (A)	2,221	46,579
Africa Israel Properties, Ltd. (A)	4,092	102,872
Airport City, Ltd. (A)	17,559	215,142
Albaad Massuot Yitzhak, Ltd.	668	9,001
Allot Communications, Ltd. (A)	6,042	36,797
Alrov Properties and Lodgings, Ltd.	2,216	78,983
Amot Investments, Ltd.	23,203	137,545
Ashtrom Properties, Ltd.	9,788	50,241
AudioCodes, Ltd. (A)	11,877	85,173
Avgol Industries 1953, Ltd.	22,734	28,976
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK International Small Company Fund	27

	Shares	Value
Israel (continued)
Azorim-Investment Development & Construction Company, Ltd. (A)	18,223	$20,029
Bayside Land Corp.	189	92,810
Big Shopping Centers, Ltd.	1,037	73,386
Blue Square Real Estate, Ltd.	1,517	59,909
Camtek, Ltd.	2,160	12,971
Carasso Motors, Ltd.	1,613	12,839
Castro Model, Ltd.	317	10,514
Cellcom Israel, Ltd. (A)	12,876	128,157
Cellcom Israel, Ltd. (Tel Aviv Stock Exchange) (A)	1,000	9,950
Ceragon Networks, Ltd. (A)	14,289	27,472
Clal Biotechnology Industries, Ltd. (A)	10,503	10,160
Clal Insurance Enterprise Holdings, Ltd. (A)	6,677	127,800
Cohen Development & Industrial Buildings, Ltd.	330	7,284
Compugen, Ltd. (A)	14,225	35,636
Danel Adir Yeoshua, Ltd.	521	28,377
Delek Automotive Systems, Ltd.	9,482	77,661
Delta-Galil Industries, Ltd.	2,614	86,833
Direct Insurance Financial Investments, Ltd.	3,707	41,307
Dor Alon Energy in Israel 1988, Ltd.	144	2,019
El Al Israel Airlines	81,198	36,699
Electra Consumer Products 1970, Ltd.	2,575	48,110
Electra, Ltd.	501	121,391
Elron Electronic Industries, Ltd. (A)	3,504	18,237
Energix-Renewable Energies, Ltd. (A)	17,713	17,457
Enlight Renewable Energy, Ltd. (A)	75,648	37,235
Equital, Ltd. (A)	1,514	35,208
Evogene, Ltd. (A)	5,330	20,451
First International Bank of Israel, Ltd.	9,250	188,313
FMS Enterprises Migun, Ltd.	962	37,157
Foresight Autonomous Holdings, Ltd. (A)	13,071	12,773
Formula Systems 1985, Ltd.	2,529	107,069
Fox Wizel, Ltd.	1,875	40,719
Gilat Satellite Networks, Ltd. (A)	8,681	66,746
Gilat Satellite Networks, Ltd. (Tel Aviv Stock Exchange) (A)	759	5,761
Hadera Paper, Ltd. (A)	674	46,818
Ham-Let Israel-Canada, Ltd.	922	18,941
Harel Insurance Investments & Financial Services, Ltd.	27,703	198,836
Hilan, Ltd.	3,144	66,568
IDI Insurance Company, Ltd.	1,364	93,859
IES Holdings, Ltd.	222	11,294
Industrial Buildings Corp. (A)	23,362	36,403
Inrom Construction Industries, Ltd.	11,987	59,134
Israel Discount Bank, Ltd., Class A (A)	121,238	344,207
Jerusalem Oil Exploration (A)	2,191	118,939
Kamada, Ltd. (A)	6,944	32,786
Kerur Holdings, Ltd.	1,002	33,415
Klil Industries, Ltd.	300	30,091
Maabarot Products, Ltd.	1,244	23,592
Magic Software Enterprises, Ltd.	7,541	62,793
Matrix IT, Ltd.	11,209	139,137
Maytronics, Ltd.	8,943	42,530
Mazor Robotics, Ltd. (A)	10,643	311,786
Mediterranean Towers, Ltd.	8,003	14,558
Mega Or Holdings, Ltd.	992	12,282
28	JOHN HANCOCK International Small Company Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Israel (continued)
Melisron, Ltd.	4,255	$200,338
Menora Mivtachim Holdings, Ltd.	7,452	98,609
Migdal Insurance & Financial Holding, Ltd.	107,971	125,936
Mivtach Shamir Holdings, Ltd.	1,455	31,227
Naphtha Israel Petroleum Corp., Ltd.	10,647	65,306
Nawi Brothers, Ltd.	4,870	25,451
Neto ME Holdings, Ltd.	407	39,103
Nova Measuring Instruments, Ltd. (A)	6,254	181,232
Oil Refineries, Ltd.	304,144	154,786
Partner Communications Company, Ltd. (A)	26,415	155,270
Paz Oil Company, Ltd.	1,390	245,882
Perion Network, Ltd. (A)	699	758
Plasson Industries, Ltd.	1,061	53,233
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,546	79,685
Scope Metals Group, Ltd.	2,176	63,531
Shapir Engineering and Industry, Ltd.	16,608	61,373
Shikun & Binui, Ltd.	55,757	124,468
Shufersal, Ltd.	16,287	110,754
Strauss Group, Ltd.	8,025	167,841
Summit Real Estate Holdings, Ltd.	7,820	63,964
Suny Cellular Communication, Ltd. (A)	18,682	11,538
The Phoenix Holdings, Ltd. (A)	18,426	96,328
Tower Semiconductor, Ltd. (A)	8,374	304,731
Union Bank of Israel (A)	5,355	30,639
Italy 4.4%		28,157,053
A2A SpA	407,075	765,881
ACEA SpA	12,874	261,500
Aeffe SpA (A)(B)	10,932	31,352
Amplifon SpA	28,149	440,699
Anima Holding SpA (D)	62,110	429,776
Ansaldo STS SpA (A)	27,927	393,508
Arnoldo Mondadori Editore SpA (A)	37,670	102,667
Ascopiave SpA	20,582	91,136
Astaldi SpA	16,735	42,112
Autogrill SpA	31,810	405,901
Azimut Holding SpA	30,101	572,154
B&C Speakers SpA	959	12,597
Banca Carige SpA (A)(B)	14,180	171
Banca Finnat Euramerica SpA	29,383	14,363
Banca Generali SpA	15,513	544,599
Banca IFIS SpA	6,823	301,411
Banca Mediolanum SpA	51,986	433,972
Banca Monte dei Paschi di Siena SpA (A)	1,513	7,383
Banca Popolare di Sondrio SCPA	120,253	479,572
Banca Profilo SpA	54,501	15,594
Banca Sistema SpA (D)	11,931	32,158
Banco BPM SpA (A)	355,154	1,218,955
Banco di Desio e della Brianza SpA	13,389	38,089
BasicNet SpA	9,465	40,543
BE (B)	18,369	20,433
Biesse SpA	3,663	190,420
BPER Banca	157,833	865,087
Brembo SpA	39,175	605,831
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK International Small Company Fund	29

	Shares	Value
Italy (continued)
Brunello Cucinelli SpA	7,437	$235,617
Buzzi Unicem SpA	17,127	455,638
Cairo Communication SpA	24,706	117,555
Caltagirone Editore SpA (A)	5,211	8,538
Carraro SpA (A)	6,932	35,618
Cembre SpA	1,340	36,548
Cementir Holding SpA	17,422	147,918
Cerved Information Solutions SpA	51,195	633,706
CIR-Compagnie Industriali Riunite SpA	122,709	163,698
Credito Emiliano SpA	22,560	197,662
Credito Valtellinese SpA (A)(B)	36,615	64,483
Danieli & C Officine Meccaniche SpA	3,977	93,872
Datalogic SpA	5,394	202,772
De' Longhi SpA	15,589	457,776
DeA Capital SpA (A)	35,408	55,454
DiaSorin SpA	6,799	626,628
Digital Bros Spa	1,307	17,581
Ei Towers SpA	4,814	319,807
El.En. SpA	2,847	87,541
Elica SpA (A)	3,807	11,383
Emak SpA	19,156	32,731
Enav SpA (D)	17,952	95,878
ePrice SpA	3,924	12,806
ERG SpA	18,396	349,802
Esprinet SpA	6,709	32,271
Eurotech SpA (A)	10,718	15,939
Exprivia SpA (A)(B)	11,606	18,288
Falck Renewables SpA	40,754	69,532
Fila SpA	3,192	71,700
Fincantieri SpA (A)	165,509	235,943
FinecoBank Banca Fineco SpA	60,684	613,138
FNM SpA	37,416	29,879
GEDI Gruppo Editoriale SpA (A)	54,336	44,823
Gefran SpA	1,600	19,226
Geox SpA (B)	22,422	78,427
Gruppo MutuiOnline SpA	5,093	75,682
Hera SpA	266,098	956,867
IMMSI SpA (A)	78,958	74,395
Industria Macchine Automatiche SpA	4,122	348,558
Infrastrutture Wireless Italiane SpA (D)	52,355	405,226
Intek Group SpA (A)	26,355	9,210
Interpump Group SpA	19,231	634,743
Iren SpA	223,727	685,936
Italgas SpA	105,178	666,033
Italmobiliare SpA	2,419	68,168
Juventus Football Club SpA (A)(B)	144,708	121,058
La Doria SpA	4,179	83,969
Maire Tecnimont SpA (B)	33,258	152,929
MARR SpA	7,935	204,896
Massimo Zanetti Beverage Group SpA (D)	2,004	17,400
Mediaset SpA (A)(B)	170,993	641,725
Moncler SpA	22,212	609,293
Mondo TV SpA	6,217	47,524
Nice SpA	6,322	25,949
30	JOHN HANCOCK International Small Company Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Italy (continued)
Openjobmetis SpA Agenzia per il Lavoro (A)	1,007	$15,215
OVS SpA (D)	40,270	276,111
Panariagroup Industrie Ceramiche SpA	1,941	13,391
Parmalat SpA	30,704	117,367
Piaggio & C SpA	45,671	144,874
Prelios SpA (A)	11,532	1,587
Prima Industrie SpA	1,462	57,036
Prysmian SpA	18,966	631,692
RAI Way SpA (D)	12,321	78,229
Reno de Medici SpA	56,822	37,367
Reply SpA	4,292	247,077
Retelit SpA (A)	39,468	64,479
Rizzoli Corriere Della Sera Mediagroup SpA (A)	23,664	34,834
Sabaf SpA	1,856	50,601
SAES Getters SpA	1,603	46,962
Safilo Group SpA (A)(B)	8,864	46,590
Saipem SpA (A)	155,937	626,238
Salini Impregilo SpA	63,047	230,664
Salvatore Ferragamo SpA (B)	12,729	348,010
Saras SpA	133,990	345,679
Servizi Italia SpA	3,687	27,853
Sesa SpA	1,178	34,235
Snaitech SpA (A)	17,023	27,791
Societa Cattolica di Assicurazioni SCRL	49,475	536,880
Societa Iniziative Autostradali e Servizi SpA	16,402	289,641
Sogefi SpA (A)	10,059	51,425
SOL SpA	7,845	97,087
Tamburi Investment Partners SpA	22,387	152,170
Technogym SpA (D)	24,300	233,836
Tiscali SpA (A)(B)	444,668	17,946
Tod's SpA (B)	3,519	234,715
TREVI - Finanziaria Industriale SpA (A)(B)	16,225	6,726
TXT e-solutions SpA	2,388	27,785
Unione di Banche Italiane SpA	255,413	1,234,665
Unipol Gruppo SpA	152,365	698,980
UnipolSai Assicurazioni SpA	199,449	467,797
Vittoria Assicurazioni SpA	8,105	117,233
Yoox Net-A-Porter Group SpA (A)	15,565	509,261
Zignago Vetro SpA	10,467	99,421
Japan 24.4%		156,058,727
A&D Company, Ltd.	5,600	38,168
Abist Company, Ltd.	300	14,005
Access Company, Ltd. (A)(B)	10,000	90,812
Achilles Corp.	4,400	95,030
Adastria Company, Ltd.	7,140	157,808
ADEKA Corp.	23,791	402,728
Adtec Plasma Technology Company, Ltd.	1,400	21,257
Advan Company, Ltd.	5,000	46,306
Advance Create Company, Ltd. (B)	1,600	27,951
Advanex, Inc. (B)	1,000	29,143
Adventure, Inc.	200	27,106
Aeon Delight Company, Ltd.	3,300	125,100
Aeon Fantasy Company, Ltd.	1,900	82,831
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK International Small Company Fund	31

	Shares	Value
Japan (continued)
Aeon Hokkaido Corp.	5,400	$33,665
Aeria, Inc. (A)(B)	2,400	32,551
Agro-Kanesho Company, Ltd.	2,700	49,728
Ahresty Corp.	5,600	46,331
Ai Holdings Corp.	8,700	208,010
Aica Kogyo Company, Ltd.	10,700	376,677
Aichi Corp.	8,400	59,999
Aichi Steel Corp.	3,800	149,767
Aichi Tokei Denki Company, Ltd.	600	23,432
Aida Engineering, Ltd.	12,900	158,089
Ain Holdings, Inc.	400	27,282
Aiphone Company, Ltd.	3,100	52,823
Airport Facilities Company, Ltd.	6,300	36,753
Aisan Industry Company, Ltd.	12,500	142,834
AIT Corp. (B)	1,500	18,599
Aizawa Securities Company, Ltd.	9,500	63,858
Ajis Company, Ltd.	1,600	38,950
Akebono Brake Industry Company, Ltd. (A)	25,300	77,567
Albis Company, Ltd.	1,500	57,623
Alconix Corp.	6,400	123,234
Alinco, Inc.	4,200	46,266
Alpen Company, Ltd.	4,900	100,431
Alpha Corp. (B)	1,500	30,823
Alpha Systems, Inc.	1,820	38,901
Alpine Electronics, Inc.	10,415	242,000
Alps Logistics Company, Ltd.	4,500	36,146
Altech Corp.	1,800	60,799
Amano Corp.	16,500	432,200
Amiyaki Tei Company, Ltd.	900	40,530
Amuse, Inc.	2,400	67,338
Anest Iwata Corp.	8,400	92,031
Anicom Holdings, Inc.	3,300	95,158
Anritsu Corp.	38,797	372,239
AOI Electronics Company, Ltd.	1,100	52,401
AOI TYO Holdings, Inc.	4,710	54,321
AOKI Holdings, Inc.	11,200	164,172
Aoyama Trading Company, Ltd.	12,900	492,046
Aoyama Zaisan Networks Company, Ltd. (B)	1,100	16,885
Apamanshop Holdings Company, Ltd.	3,100	25,401
Apic Yamada Corp. (A)(B)	3,400	16,533
Arakawa Chemical Industries, Ltd. (B)	5,500	120,348
Arata Corp.	2,800	147,460
Araya Industrial Company, Ltd.	1,200	23,021
Arcland Sakamoto Company, Ltd.	7,200	120,298
Arcland Service Holdings Company, Ltd. (B)	3,200	79,048
Arcs Company, Ltd.	9,684	223,888
Ardepro Company, Ltd. (B)	38,000	34,173
Arealink Company, Ltd.	2,600	51,123
Argo Graphics, Inc.	1,400	44,213
Ariake Japan Company, Ltd.	1,500	136,238
Arisawa Manufacturing Company, Ltd.	9,300	104,876
Arrk Corp. (A)(B)	24,300	26,945
Artnature, Inc.	4,100	29,489
ArtSpark Holdings, Inc.	500	6,595
32	JOHN HANCOCK International Small Company Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
As One Corp.	1,800	$103,507
Asahi Broadcasting Corp.	2,400	18,687
Asahi Company, Ltd.	4,200	51,610
Asahi Diamond Industrial Company, Ltd.	14,000	151,696
Asahi Holdings, Inc.	7,600	134,529
Asahi Kogyosha Company, Ltd.	1,300	39,193
Asahi Net, Inc.	3,000	14,041
Asahi Printing Company, Ltd.	700	17,365
ASAHI YUKIZAI CORP.	3,800	62,157
Asante, Inc.	1,400	24,278
Asanuma Corp.	17,000	60,344
Asatsu-DK, Inc. (B)	7,700	251,085
Ashimori Industry Company, Ltd. (B)	1,599	43,025
Asia Pile Holdings Corp.	6,400	46,399
ASKA Pharmaceutical Company, Ltd.	5,900	107,837
ASKUL Corp. (B)	4,900	136,856
Asti Corp. (B)	400	14,017
Asukanet Company, Ltd. (B)	1,300	19,450
Asunaro Aoki Construction Company, Ltd.	5,600	50,630
Ateam, Inc.	2,800	71,290
Atom Corp.	20,700	160,345
Atsugi Company, Ltd.	5,200	59,756
Autobacs Seven Company, Ltd.	18,000	345,305
Aval Data Corp. (B)	900	22,818
Avex, Inc.	9,400	130,051
Axell Corp.	1,700	11,974
Axial Retailing, Inc.	3,800	143,639
Bando Chemical Industries, Ltd.	9,500	107,834
Belc Company, Ltd.	2,700	151,852
Bell System24 Holdings, Inc. (B)	4,500	55,773
Belluna Company, Ltd.	12,200	134,095
Benefit One, Inc.	7,600	150,572
Bengo4.Com, Inc. (A)	1,800	23,464
Bic Camera, Inc.	21,600	276,359
Biofermin Pharmaceutical Company, Ltd.	1,500	40,653
BML, Inc.	5,600	135,039
Bookoff Corp.	2,900	21,190
Bourbon Corp.	700	16,372
BP Castrol KK	1,900	36,811
BR Holdings Corp.	4,800	17,929
Broadband Tower, Inc. (B)	13,500	25,659
Broadleaf Company, Ltd.	10,200	104,718
Broadmedia Corp. (A)	17,400	16,167
BRONCO BILLY Company, Ltd. (B)	2,300	65,117
Bunka Shutter Company, Ltd.	15,300	159,346
C Uyemura & Company, Ltd. (B)	2,000	155,689
CAC Holdings Corp.	4,000	37,508
Can Do Company, Ltd. (B)	2,700	41,926
Canon Electronics, Inc.	5,500	121,781
Capcom Company, Ltd.	10,700	306,458
Career Design Center Company, Ltd.	200	3,924
Carlit Holdings Company, Ltd.	4,600	45,017
Cawachi, Ltd.	4,800	119,731
Central Automotive Products, Ltd.	1,300	18,233
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK International Small Company Fund	33

	Shares	Value
Japan (continued)
Central Glass Company, Ltd.	10,686	$239,026
Central Security Patrols Company, Ltd. (B)	2,100	38,210
Central Sports Company, Ltd. (B)	1,500	55,344
Chilled & Frozen Logistics Holdings Company, Ltd.	3,300	44,513
CHIMNEY Company, Ltd.	1,300	32,621
Chino Corp.	1,500	21,045
Chiyoda Company, Ltd.	4,100	107,058
Chiyoda Corp. (B)	33,800	222,639
Chiyoda Integre Company, Ltd.	3,100	74,766
Chofu Seisakusho Company, Ltd. (B)	5,400	129,794
Chori Company, Ltd.	3,300	61,297
Chubu Shiryo Company, Ltd.	6,400	129,491
Chudenko Corp.	5,600	161,282
Chuetsu Pulp & Paper Company, Ltd.	3,000	55,586
Chugai Mining Company, Ltd. (A)	34,900	8,733
Chugai Ro Company, Ltd.	1,700	33,087
Chugoku Marine Paints, Ltd. (B)	19,400	167,838
Chuo Gyorui Company, Ltd.	300	7,344
Chuo Spring Company, Ltd.	500	16,464
CI Takiron Corp.	8,000	58,173
Ci:z Holdings Company, Ltd. (B)	5,900	248,259
Citizen Watch Company, Ltd.	50,500	369,061
CKD Corp.	12,500	274,300
CK-San-Etsu Company, Ltd.	800	23,369
Clarion Company, Ltd.	26,000	101,325
Cleanup Corp.	5,300	40,593
CMIC Holdings Company, Ltd.	2,300	34,739
CMK Corp.	13,100	124,456
cocokara fine, Inc.	4,030	251,945
Coco's Japan Company, Ltd.	1,200	23,592
COLOPL, Inc. (B)	3,000	31,035
Colowide Company, Ltd.	13,000	249,833
Computer Engineering & Consulting, Ltd.	3,700	83,979
Computer Institute of Japan, Ltd.	3,500	22,190
Comture Corp.	2,400	53,731
CONEXIO Corp.	3,500	68,147
COOKPAD, Inc. (B)	13,000	77,730
Core Corp.	800	11,583
Corona Corp.	3,900	49,423
Cosel Company, Ltd.	5,400	74,893
Cosmo Energy Holdings Company, Ltd.	15,763	477,053
Cota Company, Ltd.	2,800	37,479
CRE, Inc. (B)	800	11,041
Create Medic Company, Ltd.	1,300	14,124
Create Restaurants Holdings, Inc.	7,500	82,061
Create SD Holdings Company, Ltd.	6,400	167,081
Creek & River Company, Ltd.	2,700	28,076
Cresco, Ltd.	1,400	60,383
CROOZ, Inc.	1,900	42,313
CTI Engineering Company, Ltd.	4,100	41,404
CTS Company, Ltd.	2,700	22,876
Cube System, Inc. (B)	2,300	16,452
Cyberstep, Inc. (A)(B)	1,000	21,781
Cybozu, Inc.	3,200	14,368
34	JOHN HANCOCK International Small Company Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
D.A. Consortium Holdings, Inc.	4,800	$90,536
Dai Nippon Toryo Company, Ltd.	6,600	110,807
Daibiru Corp.	12,100	136,347
Dai-Dan Company, Ltd.	3,500	96,403
Daido Kogyo Company, Ltd.	2,400	36,245
Daido Metal Company, Ltd.	7,900	71,072
Daidoh, Ltd.	7,200	28,185
Daihatsu Diesel Manufacturing Company, Ltd.	5,200	38,103
Daihen Corp.	24,000	216,039
Daiho Corp.	22,000	114,229
Daiichi Jitsugyo Company, Ltd.	3,200	97,040
Daiichi Kigenso Kagaku-Kogyo Company, Ltd. (B)	5,000	62,074
Dai-ichi Seiko Company, Ltd.	1,800	48,217
Daiken Corp.	4,000	103,098
Daiken Medical Company, Ltd.	2,900	19,752
Daiki Aluminium Industry Company, Ltd.	8,000	56,950
Daiko Denshi Tsushin, Ltd.	2,000	29,741
Daikoku Denki Company, Ltd.	2,700	44,322
Daikokutenbussan Company, Ltd.	1,600	75,009
Daikyo, Inc.	7,914	154,342
Daikyonishikawa Corp.	5,700	95,989
Dainichi Company, Ltd.	2,100	15,839
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	3,400	163,806
Daio Paper Corp. (B)	17,900	239,592
Daiohs Corp.	1,700	21,128
Daiseki Company, Ltd.	9,500	250,990
Daiseki Eco. Solution Company, Ltd. (B)	1,320	16,487
Daishinku Corp. (B)	2,600	38,899
Daisue Construction Company, Ltd.	2,300	23,931
Daisyo Corp.	2,100	31,401
Daito Chemix Corp.	1,600	9,656
Daito Pharmaceutical Company, Ltd.	2,750	76,424
Daitron Company, Ltd. (B)	2,000	41,139
Daiwa Industries, Ltd.	8,000	89,461
Daiwabo Holdings Company, Ltd.	4,300	168,945
Daiyu Lic Holdings Company, Ltd.	2,500	24,074
DCM Holdings Company, Ltd. (B)	25,020	241,905
DD Holdings Company, Ltd.	600	26,763
DDS, Inc. (A)(B)	3,600	16,567
Delica Foods Holdings Company, Ltd.	900	11,616
Denki Kogyo Company, Ltd.	3,000	77,646
Densan System Company, Ltd.	1,100	20,624
Denyo Company, Ltd.	3,800	65,861
Descente, Ltd.	9,900	147,024
Dexerials Corp.	9,900	120,988
Digital Arts, Inc.	2,800	121,956
Dip Corp.	5,200	135,873
DKK-Toa Corp.	2,000	18,786
DKS Company, Ltd. (B)	14,000	101,420
DMG Mori Company, Ltd.	12,400	251,187
Doshisha Company, Ltd.	6,500	133,615
Doutor Nichires Holdings Company, Ltd.	7,693	184,147
Drecom Company, Ltd. (A)(B)	1,700	20,498
DSB Company, Ltd.	2,200	15,627
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK International Small Company Fund	35

	Shares	Value
Japan (continued)
DTS Corp.	5,400	$179,130
Dunlop Sports Company, Ltd.	2,300	32,566
Duskin Company, Ltd.	9,700	253,065
Dvx, Inc.	1,200	14,730
DyDo Group Holdings, Inc.	1,900	97,923
Dynic Corp. (B)	2,300	24,453
Eagle Industry Company, Ltd. (B)	6,600	119,979
Earth Chemical Company, Ltd.	2,500	128,977
Ebara Foods Industry, Inc.	900	16,743
Ebara Jitsugyo Company, Ltd.	1,300	22,784
Eco's Company, Ltd.	3,000	32,279
EDION Corp. (B)	17,700	199,115
EF-ON, INC.	3,400	46,353
eGuarantee, Inc. (B)	1,200	35,428
E-Guardian, Inc. (B)	1,100	22,810
Eidai Company, Ltd.	8,000	39,890
Eiken Chemical Company, Ltd. (B)	3,500	160,924
Eizo Corp.	4,400	188,568
Elecom Company, Ltd.	4,600	104,973
Elematec Corp.	2,700	63,583
EM Systems Company, Ltd. (B)	2,000	44,610
Endo Lighting Corp. (B)	3,000	33,953
Eneres Company, Ltd. (A)(B)	2,400	12,219
Enigmo, Inc. (A)(B)	1,300	12,450
en-japan, Inc.	5,900	266,997
Enplas Corp.	2,400	99,274
Enshu, Ltd. (A)	18,000	24,265
EPS Holdings, Inc.	8,400	181,084
eRex Company, Ltd. (B)	8,000	78,715
ES-Con Japan, Ltd. (B)	6,400	35,902
ESCRIT, Inc.	1,400	12,800
Escrow Agent Japan Company, Ltd. (B)	4,000	21,626
ESPEC Corp.	5,500	135,680
Evolable Asia Corp. (B)	500	10,190
Excel Company, Ltd. (B)	1,400	31,122
Exedy Corp.	7,800	233,745
F@N Communications, Inc.	11,600	101,176
Faith, Inc.	1,610	18,488
FALCO HOLDINGS Company, Ltd.	2,000	30,712
FCC Company, Ltd.	8,400	213,289
FDK Corp. (A)(B)	25,000	52,287
Feed One Company, Ltd.	21,840	55,777
Ferrotec Holdings Corp.	8,400	166,602
FFRI, Inc. (A)(B)	600	22,042
FIDEA Holdings Company, Ltd.	65,406	119,158
Fields Corp.	4,000	45,338
Financial Products Group Company, Ltd. (B)	16,800	208,197
FINDEX, Inc. (B)	3,900	26,468
First Juken Company, Ltd.	1,100	17,590
First-corp, Inc.	2,000	23,083
Fixstars Corp. (B)	400	20,912
FJ Next Company, Ltd.	5,300	47,024
Flight Holdings, Inc. (A)	1,400	9,075
Foster Electric Company, Ltd.	6,800	179,019
36	JOHN HANCOCK International Small Company Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
FP Corp.	4,900	$272,352
France Bed Holdings Company, Ltd.	5,200	49,094
FreakOut Holdings, Inc. (A)(B)	1,300	29,572
Freebit Company, Ltd. (B)	1,500	12,568
Freund Corp. (B)	3,000	39,849
F-Tech, Inc.	3,400	56,146
FTGroup Company, Ltd.	3,900	32,478
Fudo Tetra Corp.	42,200	69,338
Fuji Company, Ltd.	5,000	109,948
Fuji Corp. (B)	1,900	36,935
Fuji Corp., Ltd. (B)	7,900	59,182
Fuji Kiko Company, Ltd.	7,000	46,057
Fuji Kosan Company, Ltd.	1,100	5,637
Fuji Kyuko Company, Ltd.	5,000	136,840
Fuji Oil Company, Ltd.	13,800	67,947
Fuji Oil Holdings, Inc.	14,900	434,015
Fuji Pharma Company, Ltd.	2,200	85,260
Fuji Seal International, Inc.	10,800	370,035
Fuji Soft, Inc.	5,500	170,372
Fujibo Holdings, Inc.	2,800	87,164
Fujicco Company, Ltd.	4,900	110,912
Fujikura Kasei Company, Ltd.	7,000	43,088
Fujikura Rubber, Ltd.	6,700	60,788
Fujikura, Ltd.	56,100	525,165
Fujimi, Inc. (B)	4,100	94,006
Fujimori Kogyo Company, Ltd.	3,900	137,853
Fujio Food System Company, Ltd. (B)	2,800	54,490
Fujisash Company, Ltd. (B)	26,500	24,400
Fujishoji Company, Ltd.	2,400	25,704
Fujita Kanko, Inc. (B)	1,600	52,548
Fujitec Company, Ltd.	14,000	212,318
Fujitsu Frontech, Ltd.	3,400	60,720
Fujitsu General, Ltd.	2,900	61,576
Fujiya Company, Ltd.	2,100	48,395
FuKoKu Company, Ltd.	3,000	28,423
Fukuda Corp.	1,600	97,805
Fukui Computer Holdings, Inc.	1,700	50,804
Fukushima Industries Corp.	3,700	173,394
Fukuyama Transporting Company, Ltd.	6,400	231,237
FULLCAST Holdings Company, Ltd.	6,200	120,929
Fumakilla, Ltd. (B)	2,000	35,803
Funai Electric Company, Ltd. (B)	6,200	47,840
Funai Soken Holdings, Inc.	6,820	227,438
Furukawa Company, Ltd.	8,700	177,102
Furuno Electric Company, Ltd.	7,700	56,385
Furusato Industries, Ltd.	3,100	51,374
Furuya Metal Company, Ltd. (B)	700	28,934
Furyu Corp.	2,500	23,805
Fuso Chemical Company, Ltd.	4,100	123,208
Fuso Pharmaceutical Industries, Ltd.	1,900	47,840
Futaba Corp.	9,557	199,594
Futaba Industrial Company, Ltd. (B)	14,300	134,354
Future Corp.	6,000	66,296
Fuyo General Lease Company, Ltd.	4,600	306,205
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK International Small Company Fund	37

	Shares	Value
Japan (continued)
G-7 Holdings, Inc.	1,300	$28,173
Gakken Holdings Company, Ltd.	1,300	50,233
Gakkyusha Company, Ltd.	2,400	34,315
Gakujo Company, Ltd.	1,900	25,226
GCA Corp. (B)	5,100	50,935
Gecoss Corp.	3,700	46,589
Genki Sushi Company, Ltd.	1,600	63,641
Genky Stores, Inc. (B)	2,000	75,045
Geo Holdings Corp.	10,500	213,440
Geostr Corp.	4,600	35,131
Gfoot Company, Ltd.	3,500	23,993
Giken, Ltd. (B)	2,000	55,388
GL Sciences, Inc.	900	16,951
GLOBERIDE, Inc.	2,800	49,911
Glory, Ltd.	10,800	385,577
GMO Cloud K.K. (B)	800	17,615
GMO Financial Holdings, Inc.	5,500	34,646
GMO Internet, Inc.	17,500	294,090
GMO Payment Gateway, Inc. (B)	3,300	243,326
Godo Steel, Ltd.	3,000	58,144
Gokurakuyu Holdings Company, Ltd. (B)	3,200	20,134
Goldcrest Company, Ltd.	6,270	129,342
Goldwin, Inc. (B)	700	51,301
Golf Digest Online, Inc.	2,700	24,775
Grandy House Corp.	3,100	14,673
Gree, Inc. (B)	26,700	174,572
GS Yuasa Corp.	82,000	426,062
GSI Creos Corp. (B)	1,100	16,579
G-Tekt Corp.	5,000	105,678
Gun-Ei Chemical Industry Company, Ltd. (B)	1,400	46,735
Gunosy, Inc. (A)(B)	1,900	51,095
Gunze, Ltd.	4,300	225,912
Gurunavi, Inc. (B)	6,800	83,160
H2O Retailing Corp.	12,200	238,780
HABA Laboratories, Inc.	400	22,176
Hagihara Industries, Inc.	3,000	52,887
Hagiwara Electric Company, Ltd.	2,200	67,160
Hakudo Company, Ltd.	800	16,380
Hakuto Company, Ltd.	5,200	88,994
Hakuyosha Company, Ltd.	200	6,917
Halows Company, Ltd.	1,900	43,830
Hamakyorex Company, Ltd.	4,400	122,604
Hamee Corp. (B)	1,000	15,282
Handsman Company, Ltd.	1,300	18,893
HANEDA ZENITH HOLDINGS Company, Ltd.	7,200	25,911
Hanwa Company, Ltd.	8,800	356,770
Happinet Corp.	4,100	72,811
Harada Industry Company, Ltd.	2,900	18,692
Hard Off Corp. Company, Ltd.	2,200	24,908
Harima Chemicals Group, Inc.	4,300	33,279
Haruyama Holdings, Inc.	2,700	24,085
Hayashikane Sangyo Company, Ltd.	1,900	15,524
Hazama Ando Corp.	43,600	345,330
Hearts United Group Company, Ltd. (B)	3,200	52,920
38	JOHN HANCOCK International Small Company Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Heiwa Corp.	3,200	$55,311
Heiwa Real Estate Company, Ltd.	10,200	191,259
Heiwado Company, Ltd.	7,700	166,529
Helios Techno Holding Company, Ltd.	2,700	26,482
Hibino Corp.	700	11,672
Hibiya Engineering, Ltd.	5,400	119,186
Hiday Hidaka Corp.	4,642	140,043
HI-LEX CORP. (B)	6,400	159,445
Himaraya Company, Ltd.	600	5,707
Hinokiya Holdings Company, Ltd.	800	16,616
Hioki EE Corp.	2,600	59,457
Hirakawa Hewtech Corp.	2,200	25,514
Hiramatsu, Inc.	7,300	36,413
Hirano Tecseed Company, Ltd.	1,900	41,639
Hirata Corp.	1,100	122,549
Hiroshima Gas Company, Ltd.	12,400	40,466
HIS Company, Ltd.	7,900	298,640
Hisaka Works, Ltd.	5,900	62,214
Hitachi Kokusai Electric, Inc. (B)	10,700	305,285
Hitachi Zosen Corp.	44,880	233,486
Hito Communications, Inc. (B)	600	11,986
Hochiki Corp.	4,600	105,078
Hodogaya Chemical Company, Ltd.	1,600	94,722
Hogy Medical Company, Ltd.	2,800	202,331
Hokkaido Coca-Cola Bottling Company, Ltd.	1,000	6,658
Hokkaido Electric Power Company, Inc.	46,200	333,082
Hokkaido Gas Company, Ltd.	19,000	48,796
Hokkan Holdings, Ltd.	17,000	69,275
Hokko Chemical Industry Company, Ltd.	5,000	32,000
Hokuetsu Industries Company, Ltd. (B)	4,900	52,094
Hokuetsu Kishu Paper Company, Ltd.	35,000	196,761
Hokuhoku Financial Group, Inc.	16,400	245,552
Hokuriku Electric Industry Company, Ltd.	1,300	21,127
Hokuriku Electric Power Company (B)	32,200	284,107
Hokuriku Electrical Construction Company, Ltd.	1,600	15,307
Hokuto Corp.	6,700	120,492
Honda Tsushin Kogyo Company, Ltd.	3,200	33,311
H-One Company, Ltd.	6,500	92,772
Honeys Holdings Company, Ltd.	3,760	38,573
Hoosiers Holdings	8,400	88,741
Hosiden Corp.	16,000	253,536
Hosokawa Micron Corp.	1,400	92,285
Hotland Company, Ltd.	900	11,996
Howa Machinery, Ltd. (B)	3,200	44,034
I.K Company Ltd./Aichi	600	33,007
Ibiden Company, Ltd.	4,100	65,750
IBJ Leasing Company, Ltd.	7,600	194,714
IBJ, Inc.	2,600	24,136
Ichibanya Company, Ltd. (B)	2,500	98,039
Ichigo, Inc.	50,000	186,394
Ichiken Company, Ltd.	1,600	34,196
Ichikoh Industries, Ltd.	7,000	68,318
Ichinen Holdings Company, Ltd. (B)	3,800	54,263
Ichiyoshi Securities Company, Ltd.	10,700	122,751
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK International Small Company Fund	39

	Shares	Value
Japan (continued)
Icom, Inc.	2,800	$62,927
Idec Corp.	7,800	198,946
IDOM, Inc.	17,400	129,951
IGNIS, Ltd. (A)(B)	1,000	19,732
Ihara Science Corp.	600	10,323
Iino Kaiun Kaisha, Ltd.	25,700	142,863
IJT Technology Holdings Company, Ltd.	5,760	43,825
Ikegami Tsushinki Company, Ltd. (B)	19,000	30,766
Imagica Robot Holdings, Inc.	5,400	42,851
Imasen Electric Industrial	5,200	62,129
Imperial Hotel, Ltd.	1,600	29,993
Imuraya Group Company, Ltd. (B)	800	19,592
Inaba Denki Sangyo Company, Ltd.	6,500	304,864
Inaba Seisakusho Company, Ltd.	3,600	45,619
Inabata & Company, Ltd.	12,400	192,911
Inageya Company, Ltd.	7,800	128,069
Ines Corp.	7,100	68,896
I-Net Corp.	2,200	34,029
Infocom Corp.	2,800	65,278
Infomart Corp. (B)	17,800	109,077
Information Development Company	1,100	12,990
Information Services International-Dentsu, Ltd.	3,200	69,094
Innotech Corp.	6,900	62,538
Intage Holdings, Inc.	9,400	116,937
Intelligent Wave, Inc. (B)	2,900	17,861
Inter Action Corp.	3,100	24,444
Internet Initiative Japan, Inc.	8,700	169,937
Inui Global Logistics Company, Ltd. (B)	4,890	33,212
Investors Cloud Company, Ltd.	900	53,786
I-O Data Device, Inc. (B)	1,900	17,096
Iriso Electronics Company, Ltd. (B)	4,200	249,804
Ise Chemicals Corp.	3,000	16,239
Iseki & Company, Ltd.	4,900	120,008
Ishihara Sangyo Kaisha, Ltd. (A)	11,500	210,591
Ishii Iron Works Company, Ltd.	900	13,995
Istyle, Inc. (B)	8,400	66,219
ITbook Company, Ltd. (A)(B)	2,900	14,235
Itfor, Inc.	6,100	42,014
Itochu Enex Company, Ltd.	11,400	114,647
Itochu-Shokuhin Company, Ltd.	1,400	76,547
Itoki Corp.	11,100	83,012
Itokuro, Inc. (A)	600	25,873
Ivy Cosmetics Corp. (B)	300	14,503
IwaiCosmo Holdings, Inc.	5,200	67,173
Iwaki & Company, Ltd.	9,000	39,400
Iwasaki Electric Company, Ltd. (B)	3,000	45,110
Iwatani Corp.	9,000	272,808
Iwatsu Electric Company, Ltd.	1,800	13,370
Izutsuya Company, Ltd. (A)(B)	2,500	10,249
J Trust Company, Ltd.	18,200	124,625
JAC Recruitment Company, Ltd.	2,500	50,614
Jaccs Company, Ltd.	8,600	199,199
Jafco Company, Ltd.	3,400	179,959
Jalux, Inc.	1,500	38,090
40	JOHN HANCOCK International Small Company Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Jamco Corp.	2,600	$67,389
Janome Sewing Machine Company, Ltd.	5,800	47,006
Japan Asia Group, Ltd.	6,100	24,700
Japan Asia Investment Company, Ltd. (A)	5,400	20,435
Japan Asset Marketing Company, Ltd. (A)(B)	62,100	67,672
Japan Aviation Electronics Industry, Ltd.	11,000	199,297
Japan Cash Machine Company, Ltd. (B)	3,800	38,350
Japan Display, Inc. (A)(B)	94,000	167,714
Japan Drilling Company, Ltd. (A)(B)	1,200	25,176
Japan Foundation Engineering Company, Ltd.	8,200	30,772
Japan Investment Adviser Company, Ltd.	1,300	31,327
Japan Lifeline Company, Ltd. (B)	2,100	93,749
Japan Material Company, Ltd.	4,200	125,504
Japan Meat Company, Ltd.	800	13,206
Japan Medical Dynamic Marketing, Inc. (B)	3,400	28,095
Japan Oil Transportation Company, Ltd.	600	19,530
Japan Petroleum Exploration Company, Ltd. (B)	6,200	142,976
Japan Property Management Center Company, Ltd. (B)	2,900	39,402
Japan Pulp & Paper Company, Ltd.	2,400	92,033
Japan Securities Finance Company, Ltd.	31,500	172,204
Japan Transcity Corp.	12,000	49,239
Jastec Company, Ltd.	2,100	23,597
JBCC Holdings, Inc.	4,900	44,987
JCU Corp.	3,000	153,362
Jeol, Ltd.	21,000	123,420
JIG-SAW, Inc. (A)(B)	500	24,219
Jimoto Holdings, Inc.	33,000	55,848
JINS, Inc.	2,900	149,100
JK Holdings Company, Ltd.	3,600	32,304
JMS Company, Ltd.	3,500	19,684
Joban Kosan Company, Ltd.	2,000	33,020
J-Oil Mills, Inc.	3,000	107,858
Joshin Denki Company, Ltd.	4,000	156,671
JP-Holdings, Inc. (B)	14,400	45,184
JSP Corp.	5,300	178,903
Juki Corp.	7,100	124,772
Justsystems Corp.	8,900	168,407
JVC Kenwood Corp.	45,628	141,144
K&O Energy Group, Inc.	4,100	71,239
kabu.com Securities Company, Ltd.	33,900	103,940
Kadokawa Dwango Corp.	15,157	174,129
Kadoya Sesame Mills, Inc.	400	24,991
Kaga Electronics Company, Ltd.	5,300	148,301
Kakiyasu Honten Company, Ltd.	2,100	43,982
Kameda Seika Company, Ltd.	3,000	142,890
Kamei Corp.	8,200	132,855
Kanaden Corp.	5,500	68,131
Kanagawa Chuo Kotsu Company, Ltd.	1,600	51,545
Kanamoto Company, Ltd.	6,500	225,316
Kandenko Company, Ltd.	27,000	266,768
Kaneko Seeds Company, Ltd.	1,600	23,905
Kanematsu Corp.	18,600	224,258
Kanematsu Electronics, Ltd.	3,300	97,030
Kanemi Company, Ltd.	500	14,821
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK International Small Company Fund	41

	Shares	Value
Japan (continued)
Kansai Super Market, Ltd.	2,900	$32,688
Kansai Urban Banking Corp. (B)	7,200	90,900
Kanto Denka Kogyo Company, Ltd.	9,300	106,353
Kappa Create Company, Ltd. (A)	1,700	19,587
Kasai Kogyo Company, Ltd.	7,000	122,878
Katakura Industries Company, Ltd.	5,900	68,777
Kato Sangyo Company, Ltd.	6,000	216,621
Kato Works Company, Ltd.	3,100	85,866
KAWADA TECHNOLOGIES, Inc.	1,300	72,307
Kawagishi Bridge Works Company, Ltd.	3,000	29,555
Kawai Musical Instruments Manufacturing Company, Ltd.	1,700	38,491
Kawasaki Kisen Kaisha, Ltd. (A)(B)	19,800	512,807
Kawasumi Laboratories, Inc. (B)	3,500	26,024
Keihanshin Building Company, Ltd.	12,400	92,132
Keihin Company, Ltd.	1,000	14,845
Keihin Corp.	11,300	223,388
Keiyo Company, Ltd. (B)	9,700	61,670
Kenedix, Inc. (B)	23,700	162,679
Kenko Mayonnaise Company, Ltd. (B)	3,200	97,697
Key Coffee, Inc. (B)	4,300	82,229
KFC Holdings Japan, Ltd.	3,500	62,316
KI Holdings Company, Ltd. (A)	3,000	8,847
Kimoto Company, Ltd.	15,600	41,162
Kimura Chemical Plants Company, Ltd. (B)	2,700	14,323
Kimura Unity Company, Ltd.	100	1,044
King Jim Company, Ltd.	3,700	32,981
Kintetsu Department Store Company, Ltd. (A)	900	29,811
Kintetsu World Express, Inc.	7,900	157,370
Kirindo Holdings Company, Ltd.	1,400	22,921
Kissei Pharmaceutical Company, Ltd.	4,200	120,225
Ki-Star Real Estate Company, Ltd.	1,100	26,428
Kitagawa Iron Works Company, Ltd.	2,800	72,737
Kitano Construction Corp.	15,000	54,962
Kitanotatsujin Corp. (B)	3,300	32,410
Kito Corp.	5,100	78,331
Kitz Corp.	20,900	154,750
KLab, Inc. (A)(B)	7,500	127,596
KNT-CT Holdings Company, Ltd. (A)	3,200	48,623
Koa Corp.	7,400	150,622
Koatsu Gas Kogyo Company, Ltd.	7,300	61,629
Kobe Bussan Company, Ltd. (B)	1,600	72,986
Kobe Electric Railway Company, Ltd. (A)(B)	1,100	37,302
Kobelco Eco-Solutions Company, Ltd.	1,200	20,519
Kogi Corp.	600	11,428
Kohnan Shoji Company, Ltd.	7,300	152,316
Kohsoku Corp.	3,200	35,544
Koike Sanso Kogyo Company, Ltd.	500	12,941
Kojima Company, Ltd. (A)	9,900	32,259
Kokusai Company, Ltd.	2,400	23,636
Kokuyo Company, Ltd.	22,673	431,094
KOMAIHALTEC, Inc.	1,200	28,883
Komatsu Seiren Company, Ltd.	6,700	53,891
Komatsu Wall Industry Company, Ltd.	2,000	41,119
Komeda Holdings Company, Ltd.	4,200	72,587
42	JOHN HANCOCK International Small Company Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Komehyo Company, Ltd.	2,000	$38,371
Komeri Company, Ltd.	7,800	222,826
Komori Corp.	13,524	190,441
Konaka Company, Ltd.	6,300	34,200
Kondotec, Inc.	4,700	45,989
Konishi Company, Ltd. (B)	7,500	136,252
Konoike Transport Company, Ltd.	7,900	131,080
Konoshima Chemical Company, Ltd. (B)	1,800	27,227
Kosaido Company, Ltd. (A)	3,700	14,108
Koshidaka Holdings Company, Ltd.	2,400	105,537
Kotobuki Spirits Company, Ltd.	4,900	237,283
Kourakuen Holdings Corp. (B)	2,900	45,786
Kozo Keikaku Engineering, Inc.	800	15,887
Krosaki Harima Corp.	1,700	70,452
KRS Corp.	1,800	51,338
K's Holdings Corp.	14,000	361,341
KU Holdings Company, Ltd.	1,700	18,326
Kumagai Gumi Company, Ltd.	8,100	226,336
Kumiai Chemical Industry Company, Ltd. (B)	23,190	161,895
Kura Corp.	2,800	130,792
Kurabo Industries, Ltd.	50,000	153,346
Kureha Corp.	3,600	237,669
Kurimoto, Ltd.	3,600	73,869
Kuriyama Holdings Corp.	900	17,965
Kuroda Electric Company, Ltd.	8,500	205,623
Kusuri no Aoki Holdings Company, Ltd.	3,500	213,517
KVK Corp.	1,500	22,461
KYB Corp.	5,400	321,102
Kyodo Printing Company, Ltd.	2,200	70,207
Kyoei Steel, Ltd. (B)	7,300	130,778
Kyokuto Boeki Kaisha, Ltd.	10,000	39,607
Kyokuto Kaihatsu Kogyo Company, Ltd.	8,100	140,270
Kyokuto Securities Company, Ltd.	6,300	92,611
Kyokuyo Company, Ltd.	2,800	96,027
KYORIN Holdings, Inc.	10,600	202,739
Kyoritsu Maintenance Company, Ltd. (B)	6,080	219,559
Kyoritsu Printing Company, Ltd.	9,100	29,342
Kyosan Electric Manufacturing Company, Ltd.	12,000	66,829
Kyowa Electronic Instruments Company, Ltd.	8,000	32,571
Kyowa Exeo Corp.	20,500	492,969
Kyowa Leather Cloth Company, Ltd.	2,800	24,672
LAC Company, Ltd.	4,100	54,374
Lacto Japan Company, Ltd. (B)	700	25,648
Land Company, Ltd. (A)	39,000	5,631
Laox Company, Ltd. (A)	12,200	73,719
Lasertec Corp.	9,400	230,152
LEC, Inc.	2,000	48,817
Leopalace21 Corp.	65,000	521,648
Life Corp.	3,500	93,811
LIFENET INSURANCE COMPANY (A)(B)	3,800	13,494
LIFULL Company, Ltd.	13,100	107,862
Like Company, Ltd.	800	16,764
Linical Company, Ltd.	3,200	44,251
Link And Motivation, Inc. (B)	8,500	67,405
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK International Small Company Fund	43

	Shares	Value
Japan (continued)
Lintec Corp.	12,300	$339,832
Litalico, Inc. (A)(B)	1,500	24,451
Lonseal Corp.	500	10,770
Look, Inc.	9,000	30,602
M&A Capital Partners Company, Ltd. (A)(B)	1,500	94,547
Macnica Fuji Electronics Holdings, Inc.	9,300	199,972
Maeda Corp.	31,000	457,530
Maeda Kosen Company, Ltd.	4,900	87,262
Maeda Road Construction Company, Ltd.	16,000	361,827
Maezawa Kasei Industries Company, Ltd.	2,000	21,848
Maezawa Kyuso Industries Company, Ltd.	2,500	41,615
Makino Milling Machine Company, Ltd.	23,575	236,585
Mamezou Holdings Company, Ltd.	3,200	35,814
Mamiya-Op Company, Ltd. (B)	2,000	21,719
Mandom Corp.	3,540	119,894
Mani, Inc.	6,200	178,324
MarkLines Company, Ltd.	2,000	21,504
Mars Engineering Corp.	2,800	58,824
Marubun Corp.	5,600	51,745
Marudai Food Company, Ltd.	27,000	119,307
Marufuji Sheet Piling Company, Ltd.	300	8,641
Maruha Nichiro Corp.	10,681	307,382
Maruka Machinery Company, Ltd.	1,000	19,247
Marusan Securities Company, Ltd.	12,261	115,347
Maruwa Company, Ltd.	2,500	160,126
Maruwa Unyu Kikan Company, Ltd. (B)	3,000	82,072
Maruyama Manufacturing Company, Inc.	900	16,781
Maruzen CHI Holdings Company, Ltd. (A)	1,000	3,082
Maruzen Company, Ltd.	2,000	40,131
Maruzen Showa Unyu Company, Ltd. (B)	14,000	62,403
Marvelous, Inc. (B)	7,900	72,981
Matsuda Sangyo Company, Ltd.	4,620	77,136
Matsui Construction Company, Ltd.	8,500	72,332
Matsui Securities Company, Ltd.	5,400	47,487
Matsuya Company, Ltd. (B)	6,100	72,447
Matsuya Foods Company, Ltd.	2,200	80,755
Max Company, Ltd.	8,000	112,222
Maxell Holdings, Ltd.	6,800	139,510
Maxvalu Tokai Company, Ltd.	1,300	27,184
MCJ Company, Ltd.	8,000	80,919
MEC Company, Ltd. (B)	4,900	105,664
Media Do Holdings Company, Ltd. (B)	1,700	36,903
Medical Data Vision Company, Ltd. (A)(B)	1,100	20,700
Medical System Network Company, Ltd.	6,600	35,036
Megachips Corp.	3,200	97,923
Megmilk Snow Brand Company, Ltd.	11,700	325,115
Meidensha Corp.	47,086	195,675
Meiji Electric Industries Company, Ltd.	1,000	15,752
Meiji Shipping Company, Ltd.	6,300	25,989
Meiko Electronics Company, Ltd.	5,700	120,867
Meiko Network Japan Company, Ltd.	6,400	77,314
Meisei Industrial Company, Ltd.	10,600	76,370
Meitec Corp.	7,200	378,985
Meito Sangyo Company, Ltd.	2,900	38,860
44	JOHN HANCOCK International Small Company Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Meiwa Corp.	7,500	$32,492
Meiwa Estate Company, Ltd.	3,300	25,110
Melco Holdings, Inc.	2,900	95,759
Menicon Company, Ltd.	2,500	130,422
METAWATER Company, Ltd.	3,100	79,097
Micronics Japan Company, Ltd. (B)	9,300	90,885
Mie Kotsu Group Holdings, Inc.	14,600	61,902
Mikuni Corp.	6,200	37,374
Milbon Company, Ltd.	2,460	177,471
MIMAKI ENGINEERING COMPANY, LTD. (B)	1,900	17,394
Mimasu Semiconductor Industry Company, Ltd.	4,200	77,767
Ministop Company, Ltd.	4,000	83,167
Miraial Company, Ltd.	1,500	24,087
Mirait Holdings Corp.	15,880	213,193
Miroku Jyoho Service Company, Ltd.	4,700	123,724
Misawa Homes Company, Ltd.	5,500	48,846
Mitani Corp.	4,200	169,837
Mitani Sangyo Company, Ltd.	3,400	12,849
Mitani Sekisan Company, Ltd.	3,200	77,099
Mito Securities Company, Ltd.	14,400	55,633
Mitsuba Corp.	8,800	120,934
Mitsubishi Kakoki Kaisha, Ltd.	1,900	39,066
Mitsubishi Logisnext Company, Ltd.	5,900	49,835
Mitsubishi Paper Mills, Ltd. (A)	8,438	53,310
Mitsubishi Pencil Company, Ltd.	6,300	137,174
Mitsubishi Research Institute, Inc.	1,700	56,966
Mitsubishi Shokuhin Company, Ltd.	3,300	100,706
Mitsubishi Steel Manufacturing Company, Ltd. (B)	4,800	116,073
Mitsuboshi Belting, Ltd.	13,000	169,967
Mitsui Engineering & Shipbuilding Company, Ltd.	19,700	287,261
Mitsui High-Tec, Inc. (B)	6,600	138,311
Mitsui Home Company, Ltd.	7,000	42,542
Mitsui Matsushima Company, Ltd.	4,100	51,039
Mitsui Sugar Company, Ltd.	4,400	180,854
Mitsui-Soko Holdings Company, Ltd. (A)	31,000	99,675
Mitsumura Printing Company, Ltd.	400	8,479
Mitsuuroko Group Holdings Company, Ltd.	8,000	58,766
Miyaji Engineering Group, Inc.	900	21,138
Miyoshi Oil & Fat Company, Ltd.	1,000	13,521
Mizuno Corp.	5,000	148,773
Mochida Pharmaceutical Company, Ltd.	2,300	166,669
Modec, Inc.	5,300	127,630
Molitec Steel Company, Ltd.	3,900	20,393
Monex Group, Inc.	46,500	136,829
Money Partners Group Company, Ltd. (B)	4,700	18,180
MORESCO Corp. (B)	900	16,716
Morinaga Milk Industry Company, Ltd.	9,600	392,327
Morita Holdings Corp. (B)	7,400	138,017
Morito Company, Ltd.	4,800	44,896
Morozoff, Ltd.	900	59,816
Morpho, Inc. (A)	800	34,908
Mory Industries, Inc.	1,400	43,560
MrMax Holdings, Ltd.	3,200	24,297
MTI, Ltd.	9,900	57,643
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK International Small Company Fund	45

	Shares	Value
Japan (continued)
Mugen Estate Company, Ltd.	2,300	$23,819
Murakami Corp. (B)	2,100	60,934
Musashi Company, Ltd. (B)	900	14,025
Musashi Seimitsu Industry Company, Ltd.	5,400	163,298
Mutoh Holdings Company, Ltd.	600	13,336
N Field Company, Ltd. (B)	2,000	26,370
NAC Company, Ltd.	3,400	28,227
Nachi-Fujikoshi Corp.	43,000	273,125
Nafco Company, Ltd.	3,200	52,168
Nagaileben Company, Ltd. (B)	2,300	55,343
Nagano Keiki Company, Ltd.	3,000	36,282
Nagase & Company, Ltd.	23,100	424,680
Nagatanien Holdings Company, Ltd.	6,000	74,302
Nagawa Company, Ltd.	1,500	63,783
Naigai Trans Line, Ltd.	700	11,520
Nakabayashi Company, Ltd.	3,500	22,068
Nakamoto Packs Company, Ltd.	400	12,723
Nakamuraya Company, Ltd.	1,000	44,497
Nakanishi, Inc.	4,000	192,285
Nakano Corp.	2,100	11,438
Nakayama Steel Works, Ltd.	5,100	32,788
Nakayamafuku Company, Ltd.	2,500	17,352
Nakayo, Inc.	1,000	17,531
Namura Shipbuilding Company, Ltd. (B)	16,572	102,071
Narasaki Sangyo Company, Ltd.	8,000	28,055
Natori Company, Ltd.	2,500	45,395
NDS Company, Ltd.	1,700	64,931
NEC Capital Solutions, Ltd.	2,300	47,548
NEC Networks & System Integration Corp.	6,200	162,236
NET One Systems Company, Ltd.	15,900	228,698
Neturen Company, Ltd.	8,800	92,138
New Japan Chemical Company, Ltd. (A)(B)	8,300	19,496
New Japan Radio Company, Ltd. (A)(B)	5,000	37,991
Nextage Company, Ltd.	2,700	21,988
Nexyz Group Corp.	1,400	23,114
Nice Holdings, Inc.	2,300	31,707
Nichia Steel Works, Ltd.	4,000	11,699
Nichias Corp.	27,000	349,105
Nichiban Company, Ltd.	2,500	66,065
Nichicon Corp.	12,273	163,894
Nichiden Corp.	3,800	78,764
Nichiha Corp.	6,900	269,173
NichiiGakkan Company, Ltd.	8,800	108,278
Nichi-iko Pharmaceutical Company, Ltd.	10,700	161,367
Nichimo Company, Ltd.	700	12,068
Nichireki Company, Ltd.	7,800	94,598
Nichirin Company, Ltd.	1,300	49,078
Nihon Chouzai Company, Ltd.	1,280	41,923
Nihon Dempa Kogyo Company, Ltd. (B)	4,700	32,881
Nihon Dengi Company, Ltd.	1,100	28,766
Nihon Denkei Company, Ltd.	1,400	23,411
Nihon Eslead Corp.	2,100	43,828
Nihon Flush Company, Ltd.	1,100	23,335
Nihon House Holdings Company, Ltd.	12,400	68,926
46	JOHN HANCOCK International Small Company Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Nihon Kagaku Sangyo Company, Ltd.	2,500	$39,343
Nihon Kohden Corp.	7,900	181,666
Nihon Nohyaku Company, Ltd.	15,800	97,859
Nihon Parkerizing Company, Ltd.	20,500	341,386
Nihon Plast Company, Ltd.	3,000	30,364
Nihon Tokushu Toryo Company, Ltd.	3,400	69,328
Nihon Trim Company, Ltd. (B)	1,400	69,269
Nihon Unisys, Ltd.	13,700	270,287
Nihon Yamamura Glass Company, Ltd.	28,000	47,169
Niitaka Company, Ltd.	800	13,207
Nikkiso Company, Ltd.	15,500	153,618
Nikko Company, Ltd.	1,600	32,488
Nikkon Holdings Company, Ltd.	15,500	419,789
Nippi, Inc.	400	16,014
Nippo Corp.	7,000	166,190
Nippon Air Conditioning Services Company, Ltd.	4,500	32,033
Nippon Beet Sugar Manufacturing Company, Ltd.	3,100	74,627
Nippon Carbide Industries Company, Inc.	2,500	46,402
Nippon Carbon Company, Ltd.	3,200	125,789
Nippon Ceramic Company, Ltd.	2,900	78,857
Nippon Chemical Industrial Company, Ltd.	2,500	56,707
Nippon Chemi-Con Corp.	4,727	159,806
Nippon Chemiphar Company, Ltd.	300	13,311
Nippon Coke & Engineering Company, Ltd. (B)	46,000	50,654
Nippon Commercial Development Company, Ltd.	2,600	38,414
Nippon Concrete Industries Company, Ltd.	13,000	58,472
Nippon Denko Company, Ltd. (B)	33,100	132,077
Nippon Densetsu Kogyo Company, Ltd.	8,400	175,773
Nippon Felt Company, Ltd.	2,700	12,164
Nippon Filcon Company, Ltd. (B)	3,100	20,648
Nippon Fine Chemical Company, Ltd.	4,400	44,138
Nippon Flour Mills Company, Ltd.	16,000	236,498
Nippon Gas Company, Ltd.	7,200	255,676
Nippon Hume Corp.	6,700	46,481
Nippon Kanzai Company, Ltd.	4,100	74,351
Nippon Kinzoku Company, Ltd.	1,300	29,582
Nippon Kodoshi Corp.	2,000	42,706
Nippon Koei Company, Ltd.	3,400	113,644
Nippon Koshuha Steel Company, Ltd.	2,400	19,778
Nippon Light Metal Holdings Company, Ltd.	136,400	366,519
Nippon Paper Industries Company, Ltd.	16,900	324,771
Nippon Parking Development Company, Ltd. (B)	41,100	60,529
Nippon Pillar Packing Company, Ltd.	5,500	76,488
Nippon Piston Ring Company, Ltd.	2,100	42,186
Nippon Rietec Company, Ltd.	3,000	33,792
Nippon Seiki Company, Ltd. (B)	12,000	264,498
Nippon Seisen Company, Ltd.	800	39,493
Nippon Sharyo, Ltd. (A)	17,000	53,120
Nippon Sheet Glass Company, Ltd. (A)	30,600	272,234
Nippon Signal Company, Ltd.	16,500	178,429
Nippon Soda Company, Ltd.	28,000	187,061
Nippon Steel & Sumikin Bussan Corp.	3,868	205,000
Nippon Suisan Kaisha, Ltd.	62,965	344,186
Nippon Systemware Company, Ltd.	1,900	43,297
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK International Small Company Fund	47

	Shares	Value
Japan (continued)
Nippon Thompson Company, Ltd.	17,500	$115,416
Nippon Valqua Industries, Ltd.	4,400	104,193
Nippon View Hotel Company, Ltd.	1,200	14,866
Nippon Yakin Kogyo Company, Ltd. (B)	38,500	76,869
Nipro Corp.	33,000	478,807
Nishikawa Rubber Company, Ltd. (B)	3,300	66,473
Nishimatsu Construction Company, Ltd.	13,600	395,477
Nishimatsuya Chain Company, Ltd.	11,800	142,786
Nishi-Nippon Financial Holdings, Inc.	22,200	250,569
Nishi-Nippon Railroad Company, Ltd.	17,600	458,614
Nishio Rent All Company, Ltd.	4,100	140,839
Nissan Shatai Company, Ltd.	14,100	144,928
Nissan Tokyo Sales Holdings Company, Ltd.	8,300	30,385
Nissei ASB Machine Company, Ltd.	2,300	133,675
Nissei Build Kogyo Company, Ltd.	6,500	79,622
Nissei Corp.	1,100	15,096
Nissei Plastic Industrial Company, Ltd.	3,600	55,129
Nissha Company, Ltd.	5,500	178,321
Nisshin Fudosan Company, Ltd.	12,000	89,739
Nisshin Steel Company, Ltd.	9,596	148,729
Nisshinbo Holdings, Inc.	39,208	550,753
Nissin Corp.	3,600	99,486
Nissin Electric Company, Ltd.	12,400	149,944
Nissin Kogyo Company, Ltd.	9,400	184,359
Nissin Sugar Company, Ltd.	3,700	70,264
Nissui Pharmaceutical Company, Ltd.	2,700	35,916
Nitta Corp. (B)	5,000	196,380
Nitta Gelatin, Inc. (B)	3,400	23,382
Nittan Valve Company, Ltd.	4,000	15,382
Nittetsu Mining Company, Ltd.	1,600	109,564
Nitto Boseki Company, Ltd.	7,045	212,658
Nitto FC Company, Ltd.	3,100	21,873
Nitto Kogyo Corp. (B)	5,900	97,473
Nitto Kohki Company, Ltd.	2,500	63,228
Nitto Seiko Company, Ltd.	8,000	47,284
Nittoc Construction Company, Ltd.	7,600	45,654
Nittoku Engineering Company, Ltd.	3,700	155,118
NJS Company, Ltd.	1,900	24,687
Noda Corp. (B)	1,600	17,937
Noevir Holdings Company, Ltd.	2,800	199,311
NOF Corp.	18,500	510,737
Nohmi Bosai, Ltd.	6,300	117,170
Nojima Corp.	6,000	138,037
Nomura Company, Ltd.	8,400	192,523
Noritake Company, Ltd.	3,100	143,203
Noritsu Koki Company, Ltd.	6,000	114,754
Noritz Corp.	7,000	135,752
North Pacific Bank, Ltd.	78,800	253,788
Nozawa Corp.	1,200	14,574
NS Solutions Corp.	8,500	220,560
NS Tool Company, Ltd.	1,300	30,095
NS United Kaiun Kaisha, Ltd.	2,700	64,703
NSD Company, Ltd.	6,106	126,200
NuFlare Technology, Inc.	1,000	66,436
48	JOHN HANCOCK International Small Company Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
OAK Capital Corp. (B)	16,400	$41,561
Obara Group, Inc.	3,300	232,866
Odelic Company, Ltd.	1,000	40,866
Oenon Holdings, Inc.	17,000	53,663
Ohara, Inc. (B)	2,000	50,837
Ohashi Technica, Inc.	3,800	55,528
Ohba Company, Ltd.	600	2,729
Ohsho Food Service Corp.	2,200	97,566
Oiles Corp.	5,972	126,600
Oisix.daichi, Inc. (A)(B)	700	14,992
Okabe Company, Ltd.	10,700	100,584
Okamoto Industries, Inc.	14,000	142,815
Okamoto Machine Tool Works, Ltd.	700	19,757
Okamura Corp.	17,200	225,873
Okasan Securities Group, Inc.	37,000	228,357
Oki Electric Industry Company, Ltd.	21,000	303,494
Okinawa Cellular Telephone Company (B)	3,200	112,289
OKK Corp.	2,500	28,189
OKUMA Corp.	6,276	404,880
Okumura Corp.	7,800	318,573
Okura Industrial Company, Ltd.	13,000	78,604
Okuwa Company, Ltd.	7,000	70,645
Olympic Group Corp.	1,000	5,281
ONO Sokki Company, Ltd.	2,000	13,137
Onoken Company, Ltd.	4,400	79,938
Onward Holdings Company, Ltd.	32,000	261,864
Ootoya Holdings Company, Ltd.	2,000	37,856
Open Door, Inc. (A)	500	28,482
Open House Company, Ltd.	7,300	360,346
OPT Holding, Inc. (B)	3,900	46,278
Optex Group Company, Ltd.	2,600	112,305
Optim Corp. (A)(B)	600	14,074
Organo Corp.	2,000	52,262
Origin Electric Company, Ltd.	2,200	33,878
Osaka Organic Chemical Industry, Ltd.	4,000	47,192
Osaka Soda Company, Ltd.	3,600	91,897
Osaka Steel Company, Ltd. (B)	3,200	67,541
OSAKA Titanium Technologies Company, Ltd. (B)	4,800	80,129
Osaki Electric Company, Ltd.	13,000	92,138
OSG Corp.	14,400	296,402
OSJB Holdings Corp.	30,200	88,802
Otsuka Kagu, Ltd. (B)	4,600	37,753
OUG Holdings, Inc.	500	12,094
Outsourcing, Inc.	14,500	255,819
Oyo Corp.	4,800	65,114
Ozu Corp.	1,000	19,421
Pacific Industrial Company, Ltd.	10,800	155,748
Pacific Metals Company, Ltd. (A)	4,800	126,528
PAL GROUP Holdings Company, Ltd.	3,200	98,857
PALTAC Corp.	7,500	333,409
Paltek Corp. (B)	1,800	11,649
PAPYLESS Company, Ltd.	600	10,682
Paraca, Inc.	1,600	33,950
Paramount Bed Holdings Company, Ltd.	4,100	194,907
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK International Small Company Fund	49

	Shares	Value
Japan (continued)
Parco Company, Ltd.	5,600	$76,805
Paris Miki Holdings, Inc.	6,300	26,512
Parker Corp.	4,000	25,046
Pasco Corp. (B)	4,000	11,444
Pasona Group, Inc. (B)	3,300	51,007
PC Depot Corp.	9,840	81,372
Pegasus Sewing Machine Manufacturing Company, Ltd.	5,500	37,973
Penta-Ocean Construction Company, Ltd.	68,400	510,780
Pepper Food Service Company, Ltd. (B)	700	44,320
PIA Corp.	1,100	65,718
Pilot Corp.	5,700	275,670
Piolax, Inc.	7,800	240,101
Pioneer Corp. (A)	94,900	184,941
Plenus Company, Ltd.	4,800	100,376
Poletowin Pitcrew Holdings, Inc.	2,000	32,740
Press Kogyo Company, Ltd.	26,700	160,039
Pressance Corp.	9,200	114,509
Prestige International, Inc.	13,000	163,739
Prima Meat Packers, Ltd.	33,000	229,930
Pronexus, Inc.	4,800	57,907
Pro-Ship, Inc.	500	10,296
Prospect Company, Ltd.	37,000	19,508
Proto Corp.	3,400	49,948
PS Mitsubishi Construction Company, Ltd.	8,700	68,682
Punch Industry Company, Ltd.	2,100	45,972
Qol Company, Ltd.	3,800	72,810
Quick Company, Ltd.	1,500	24,171
Raccoon Company, Ltd.	1,900	11,898
Raito Kogyo Company, Ltd.	11,600	129,504
Rakus Company, Ltd. (B)	600	11,625
Rasa Industries, Ltd.	2,100	43,206
Raysum Company, Ltd. (B)	4,300	51,528
Relia, Inc.	10,600	119,904
Renaissance, Inc. (B)	2,700	43,664
Renesas Easton Company, Ltd.	2,100	13,319
Rengo Company, Ltd.	46,000	299,377
Renown, Inc. (A)(B)	15,500	24,673
Resorttrust, Inc.	10,700	234,421
Retail Partners Company, Ltd.	2,600	31,391
Rheon Automatic Machinery Company, Ltd.	3,400	51,782
Rhythm Watch Company, Ltd.	2,000	42,081
Riberesute Corp.	2,000	17,059
Ricoh Leasing Company, Ltd. (B)	4,000	137,750
Right On Company, Ltd.	3,400	27,573
Riken Corp.	2,300	124,127
Riken Keiki Company, Ltd.	5,400	121,953
Riken Technos Corp.	11,000	61,814
Riken Vitamin Company, Ltd.	1,900	75,932
Ringer Hut Company, Ltd. (B)	4,500	103,415
Rion Company, Ltd.	1,600	34,004
Riso Kagaku Corp.	6,900	132,128
Riso Kyoiku Company, Ltd.	8,400	64,397
Rock Field Company, Ltd.	5,500	101,775
Rohto Pharmaceutical Company, Ltd.	1,300	33,451
50	JOHN HANCOCK International Small Company Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Rokko Butter Company, Ltd. (B)	3,600	$87,471
Roland DG Corp.	3,500	99,618
Rorze Corp.	2,400	57,755
Round One Corp.	16,900	260,485
Royal Holdings Company, Ltd. (B)	6,600	181,764
RS Technologies Company, Ltd. (B)	600	21,326
RVH, Inc. (A)(B)	2,900	14,515
Ryobi, Ltd.	8,400	218,025
Ryoden Corp.	4,000	61,886
Ryosan Company, Ltd.	7,729	300,160
Ryoyo Electro Corp.	6,600	113,167
S Foods, Inc.	3,400	146,218
S&B Foods, Inc.	500	45,425
Sac's Bar Holdings, Inc.	3,900	48,699
Sagami Rubber Industries Company, Ltd. (B)	2,000	31,929
Saibu Gas Company, Ltd.	8,400	199,182
Saison Information Systems Company, Ltd.	1,000	19,003
Saizeriya Company, Ltd.	7,300	228,451
Sakai Chemical Industry Company, Ltd.	5,800	131,576
Sakai Heavy Industries, Ltd.	1,100	42,352
Sakai Moving Service Company, Ltd.	2,000	100,940
Sakai Ovex Company, Ltd.	1,200	27,927
Sakata INX Corp.	11,100	193,250
Sakata Seed Corp.	400	13,251
Sakura Internet, Inc. (B)	4,500	33,502
Sala Corp. (B)	11,000	67,698
SAMTY Company, Ltd. (B)	4,000	59,257
San Holdings, Inc.	1,200	34,834
San-A Company, Ltd.	3,900	180,475
San-Ai Oil Company, Ltd.	15,400	221,743
Sanden Holdings Corp. (A)	5,800	110,200
Sanei Architecture Planning Company, Ltd.	2,700	57,995
Sangetsu Company, Ltd. (B)	13,200	241,534
Sanken Electric Company, Ltd.	32,437	196,004
Sanki Engineering Company, Ltd.	14,000	173,357
Sanko Gosei, Ltd. (B)	3,100	16,091
Sanko Marketing Foods Company, Ltd.	500	4,493
Sanko Metal Industrial Company, Ltd.	600	21,665
Sankyo Frontier Company, Ltd.	1,000	25,297
Sankyo Seiko Company, Ltd.	10,400	45,025
Sankyo Tateyama, Inc.	8,300	117,325
Sankyu, Inc.	12,200	523,938
Sanoh Industrial Company, Ltd.	6,300	47,337
Sanoyas Holdings Corp.	9,400	23,785
Sanrio Company, Ltd. (B)	11,700	195,061
Sansei Technologies, Inc.	2,000	19,194
Sansha Electric Manufacturing Company, Ltd.	4,100	44,139
Sanshin Electronics Company, Ltd. (B)	6,200	93,973
Sanyo Chemical Industries, Ltd. (B)	3,200	169,191
Sanyo Denki Company, Ltd.	2,400	175,014
Sanyo Electric Railway Company, Ltd.	4,200	107,258
Sanyo Engineering & Construction, Inc.	1,900	15,575
Sanyo Housing Nagoya Company, Ltd.	2,700	28,820
Sanyo Shokai, Ltd.	3,300	62,097
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK International Small Company Fund	51

	Shares	Value
Japan (continued)
Sanyo Special Steel Company, Ltd.	5,729	$146,240
Sanyo Trading Company, Ltd.	2,200	48,470
Sapporo Holdings, Ltd. (B)	16,200	507,137
Sata Construction Company, Ltd.	1,800	7,203
Sato Holdings Corp.	6,400	180,475
Sato Shoji Corp.	2,600	28,675
Satori Electric Company, Ltd.	4,700	41,526
Sawada Holdings Company, Ltd. (B)	7,000	75,164
Sawai Pharmaceutical Company, Ltd.	2,500	122,247
Saxa Holdings, Inc.	1,800	32,676
SBS Holdings, Inc. (B)	5,100	45,310
Scala, Inc.	5,700	37,378
Scroll Corp.	9,200	39,737
SEC Carbon, Ltd. (B)	700	36,388
Seed Company, Ltd.	1,100	40,507
Seibu Electric Industry Company, Ltd.	600	14,730
Seika Corp.	3,000	73,179
Seikagaku Corp.	7,600	110,787
Seikitokyu Kogyo Company, Ltd.	9,200	49,614
Seiko Holdings Corp.	7,200	196,433
Seiko PMC Corp. (B)	3,000	32,302
Seikoh Giken Company, Ltd. (B)	1,200	20,834
Seiren Company, Ltd.	11,900	223,931
Sekisui Jushi Corp.	7,800	160,774
Sekisui Plastics Company, Ltd.	6,000	75,785
Senko Group Holdings Company, Ltd.	26,400	188,735
Senshu Electric Company, Ltd.	2,300	68,546
Senshu Ikeda Holdings, Inc.	61,500	222,091
Senshukai Company, Ltd.	7,500	45,141
Septeni Holdings Company, Ltd. (B)	21,500	61,366
SFP Holdings Company, Ltd.	1,500	25,901
Shibaura Electronics Company, Ltd.	2,200	96,411
Shibaura Mechatronics Corp.	10,000	42,359
Shibuya Corp.	4,600	170,052
Shidax Corp.	6,600	26,339
SHIFT, Inc. (A)	1,300	31,386
Shikibo, Ltd.	2,100	26,476
Shikoku Chemicals Corp.	10,000	163,992
Shima Seiki Manufacturing, Ltd.	5,800	375,004
Shimachu Company, Ltd.	12,800	369,406
Shimojima Company, Ltd.	1,800	18,731
Shin Nippon Air Technologies Company, Ltd.	3,600	46,886
Shin Nippon Biomedical Laboratories, Ltd. (A)	7,100	36,636
Shinagawa Refractories Company, Ltd.	1,600	48,568
Shindengen Electric Manufacturing Company, Ltd.	1,700	118,411
Shin-Etsu Polymer Company, Ltd.	11,800	124,574
Shinkawa, Ltd. (A)(B)	3,800	34,550
Shin-Keisei Electric Railway Company, Ltd.	800	14,988
Shinko Electric Industries Company, Ltd.	16,800	129,859
Shinko Plantech Company, Ltd.	9,700	98,863
Shinko Shoji Company, Ltd.	6,700	118,018
Shinmaywa Industries, Ltd.	22,000	212,198
Shinnihon Corp.	6,400	53,645
Shinoken Group Company, Ltd. (B)	3,200	66,294
52	JOHN HANCOCK International Small Company Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Shinsho Corp.	1,500	$40,726
Shinwa Company, Ltd.	2,000	45,789
Ship Healthcare Holdings, Inc.	10,000	320,560
Shizuki Electric Company, Inc. (B)	5,000	41,168
Shizuoka Gas Company, Ltd.	15,000	130,480
Shobunsha Publications, Inc.	2,400	16,057
Shochiku Company, Ltd.	700	114,877
Shoei Company, Ltd. (B)	3,100	118,511
Shoei Foods Corp. (B)	2,200	93,310
Shofu, Inc.	3,500	43,930
Shoko Company, Ltd. (A)	17,000	17,889
Showa Aircraft Industry Company, Ltd.	2,000	25,483
Showa Corp.	12,100	147,860
Showa Sangyo Company, Ltd.	5,200	133,358
Sigma Koki Company, Ltd.	1,000	16,131
Siix Corp. (B)	3,800	161,452
Sinanen Holdings Company, Ltd.	2,400	53,602
Sinfonia Technology Company, Ltd.	32,000	124,304
Sinko Industries, Ltd.	4,700	92,282
Sintokogio, Ltd.	11,500	141,651
SK Kaken Company, Ltd. (B)	1,000	97,920
SK-Electronics Company, Ltd.	1,100	16,905
SKY Perfect JSAT Holdings, Inc.	39,500	175,853
SMK Corp.	15,000	69,017
SMS Company, Ltd.	5,500	176,579
Snow Peak, Inc. (B)	800	10,581
SNT Corp.	3,200	21,654
Soda Nikka Company, Ltd.	1,900	9,749
Sodick Company, Ltd.	11,200	149,145
Soft99 Corp.	1,300	16,286
Softbank Technology Corp.	3,400	58,162
Softbrain Company, Ltd. (B)	6,100	22,464
Softcreate Holdings Corp.	2,100	29,477
Software Service, Inc.	900	42,768
Sogo Medical Company, Ltd.	2,200	119,223
Soken Chemical & Engineering Company, Ltd.	1,300	25,868
Solasto Corp.	1,800	43,205
Soliton Systems KK	1,100	18,506
Sotoh Company, Ltd.	1,000	10,048
Sourcenext Corp. (B)	6,200	60,508
Space Company, Ltd.	2,700	42,079
Sparx Group Company, Ltd. (B)	28,400	81,893
SPK Corp.	900	24,553
SRA Holdings	2,300	71,754
Srg Takamiya Company, Ltd.	6,000	35,704
SRS Holdings Company, Ltd.	1,700	13,949
ST Corp.	3,700	98,703
St. Marc Holdings Company, Ltd.	3,600	99,145
Star Mica Company, Ltd. (B)	2,800	41,661
Star Micronics Company, Ltd.	5,500	90,494
Starts Corp., Inc.	6,800	166,477
Starzen Company, Ltd.	1,600	77,205
St-Care Holding Corp.	3,300	24,659
Stella Chemifa Corp. (B)	2,600	86,983
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK International Small Company Fund	53

	Shares	Value
Japan (continued)
Step Company, Ltd.	2,000	$29,186
Strike Company, Ltd. (B)	500	21,908
Studio Alice Company, Ltd.	2,300	53,755
Subaru Enterprise Company, Ltd.	300	21,329
Sugimoto & Company, Ltd.	2,400	37,086
Sumida Corp. (B)	4,200	74,430
Suminoe Textile Company, Ltd. (B)	1,700	46,734
Sumiseki Holdings, Inc.	5,600	7,453
Sumitomo Bakelite Company, Ltd.	48,000	391,930
Sumitomo Densetsu Company, Ltd.	4,800	104,242
Sumitomo Mitsui Construction Company, Ltd.	41,560	237,833
Sumitomo Osaka Cement Company, Ltd.	99,000	463,452
Sumitomo Precision Products Company, Ltd.	9,000	30,133
Sumitomo Riko Company, Ltd.	8,800	92,953
Sumitomo Seika Chemicals Company, Ltd.	2,400	138,313
Sun Corp.	5,300	32,491
Sun Frontier Fudousan Company, Ltd.	5,600	75,036
Suncall Corp.	5,000	31,309
Sun-Wa Technos Corp. (B)	2,900	52,718
Suzuden Corp.	1,300	19,252
Suzuki Company, Ltd.	1,400	15,056
SWCC Showa Holdings Company, Ltd. (A)	6,500	57,969
Systena Corp.	4,500	160,708
Syuppin Company, Ltd.	1,000	28,812
T Hasegawa Company, Ltd.	5,500	112,062
T RAD Company, Ltd.	1,900	65,857
T&K Toka Company, Ltd.	5,700	68,362
Tabuchi Electric Company, Ltd. (A)(B)	4,200	10,588
Tachibana Eletech Company, Ltd.	4,400	74,070
Tachikawa Corp.	2,300	28,487
Tachi-S Company, Ltd.	8,000	150,766
Tadano, Ltd.	26,400	406,923
Taihei Dengyo Kaisha, Ltd.	5,500	130,179
Taiheiyo Kouhatsu, Inc. (B)	1,200	10,779
Taiho Kogyo Company, Ltd.	5,600	86,552
Taikisha, Ltd.	6,200	208,933
Taiko Pharmaceutical Company, Ltd. (B)	2,200	49,253
Taisei Lamick Company, Ltd.	1,700	46,336
Taiyo Holdings Company, Ltd.	4,100	188,777
Taiyo Yuden Company, Ltd.	27,500	465,187
Takamatsu Construction Group Company, Ltd.	2,800	72,310
Takano Company, Ltd.	2,000	21,515
Takaoka Toko Company, Ltd.	2,770	45,655
Takara Holdings, Inc.	28,800	323,089
Takara Leben Company, Ltd. (B)	23,800	108,207
Takara Printing Company, Ltd.	1,100	17,082
Takara Standard Company, Ltd.	10,200	162,925
Takasago International Corp.	3,600	113,906
Takasago Thermal Engineering Company, Ltd.	12,300	230,079
Takashima & Company, Ltd.	1,400	27,388
Take and Give Needs Company, Ltd.	2,480	29,206
TAKEBISHI CORP.	1,600	25,520
Takeei Corp.	5,700	66,631
Takeuchi Manufacturing Company, Ltd.	9,400	201,152
54	JOHN HANCOCK International Small Company Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Takihyo Company, Ltd.	1,600	$33,766
Takisawa Machine Tool Company, Ltd.	1,400	26,661
Takuma Company, Ltd.	18,000	262,394
Tama Home Company, Ltd.	4,700	29,792
Tamron Company, Ltd.	5,100	111,034
Tamura Corp.	19,000	137,877
Tanseisha Company, Ltd.	7,800	99,891
Tatsuta Electric Wire & Cable Company, Ltd.	8,000	60,934
Tayca Corp.	5,000	131,305
Tazmo Company, Ltd. (B)	1,100	19,788
TBK Company, Ltd.	6,000	28,424
TDC Soft, Inc.	1,300	13,018
Teac Corp. (A)(B)	51,000	21,330
TechMatrix Corp. (B)	4,200	65,667
TECHNO ASSOCIE Company, Ltd.	1,000	11,798
Techno Medica Company, Ltd.	1,500	26,859
Techno Ryowa, Ltd.	2,900	20,920
Techno Smart Corp.	700	8,678
TechnoPro Holdings, Inc.	3,600	180,950
Tecnos Japan, Inc. (B)	3,400	29,162
Teikoku Electric Manufacturing Company, Ltd.	5,500	70,715
Teikoku Sen-I Company, Ltd. (B)	5,000	99,087
Teikoku Tsushin Kogyo Company, Ltd.	2,800	31,739
Tekken Corp.	3,300	99,117
Tenma Corp.	4,200	78,889
Tenpos Holdings Company, Ltd. (B)	900	16,670
Teraoka Seisakusho Company, Ltd.	2,900	21,388
T-Gaia Corp.	6,400	139,823
The 77 Bank, Ltd.	14,800	350,916
The Aichi Bank, Ltd.	2,200	124,004
The Akita Bank, Ltd.	5,400	147,265
The Aomori Bank, Ltd.	5,200	166,591
The Awa Bank, Ltd. (B)	50,000	308,973
The Bank of Iwate, Ltd.	4,500	180,423
The Bank of Kochi, Ltd.	2,600	29,685
The Bank of Nagoya, Ltd.	4,800	184,721
The Bank of Okinawa, Ltd.	5,705	224,235
The Bank of Saga, Ltd.	4,900	111,680
The Bank of the Ryukyus, Ltd.	9,100	132,340
The Bank of Toyama, Ltd.	500	19,009
The Chiba Kogyo Bank, Ltd.	14,500	77,310
The Chukyo Bank, Ltd.	3,500	72,659
The Daisan Bank, Ltd.	3,100	50,531
The Daishi Bank, Ltd.	7,200	316,453
The Daito Bank, Ltd.	2,800	41,640
The Ehime Bank, Ltd.	11,150	140,693
The Eighteenth Bank, Ltd.	70,000	183,785
The Fukui Bank, Ltd.	5,818	141,901
The Fukushima Bank, Ltd. (B)	7,400	60,128
The Furukawa Battery Company, Ltd. (B)	2,000	19,040
The Hokkoku Bank, Ltd.	6,400	249,096
The Hokuetsu Bank, Ltd.	6,800	151,888
The Hyakugo Bank, Ltd.	58,000	268,650
The Hyakujushi Bank, Ltd.	63,000	208,343
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK International Small Company Fund	55

	Shares	Value
Japan (continued)
The Japan Steel Works, Ltd.	15,800	$508,308
The Japan Wool Textile Company, Ltd.	14,900	131,745
The Juroku Bank, Ltd.	7,300	217,620
The Keiyo Bank, Ltd.	59,000	269,943
The Kinki Sharyo Company, Ltd. (A)	1,200	30,729
The Kita-Nippon Bank, Ltd.	2,600	69,739
The Kiyo Bank, Ltd.	16,139	270,604
The Kosei Securities Company, Ltd. (B)	1,900	27,235
The Michinoku Bank, Ltd.	5,500	89,264
The Mie Bank, Ltd.	3,100	70,268
The Minato Bank, Ltd. (B)	4,600	85,199
The Miyazaki Bank, Ltd.	4,700	150,855
The Monogatari Corp.	1,100	96,138
The Musashino Bank, Ltd.	7,100	226,725
The Nagano Bank, Ltd.	2,500	43,434
The Nanto Bank, Ltd.	5,700	154,227
The Nippon Road Company, Ltd.	2,200	132,799
The Nisshin Oillio Group, Ltd.	7,800	240,461
The Ogaki Kyoritsu Bank, Ltd.	8,800	226,436
The Oita Bank, Ltd.	4,000	159,010
The Okinawa Electric Power Company, Inc.	9,680	253,747
The Pack Corp.	3,500	117,996
The San-In Godo Bank, Ltd.	36,800	334,457
The Shibusawa Warehouse Company, Ltd.	1,600	27,358
The Shiga Bank, Ltd.	56,000	290,025
The Shikoku Bank, Ltd.	11,000	155,720
The Shimane Bank, Ltd.	200	2,402
The Shimizu Bank, Ltd.	2,100	60,623
The Sumitomo Warehouse Company, Ltd.	25,952	185,128
The Taiko Bank, Ltd.	2,200	48,989
The Tochigi Bank, Ltd.	24,100	103,543
The Toho Bank, Ltd.	50,000	177,728
The Tohoku Bank, Ltd.	2,600	34,893
The Torigoe Company, Ltd.	4,000	35,994
The Tottori Bank, Ltd.	2,500	39,063
The Towa Bank, Ltd.	11,200	131,140
The Yamagata Bank, Ltd.	8,000	176,751
The Yamanashi Chuo Bank, Ltd.	48,255	207,104
The Zenitaka Corp.	600	36,020
Tigers Polymer Corp.	2,000	14,323
TKC Corp.	4,800	165,287
Toa Corp.	5,200	64,200
Toa Corp. (Tokyo Stock Exchange)	5,800	158,373
Toa Oil Company, Ltd.	13,000	19,461
TOA ROAD CORP.	1,100	45,253
Toabo Corp.	3,800	21,056
Toagosei Company, Ltd.	28,500	368,051
Tobishima Corp.	44,200	63,877
Tobu Store Company, Ltd.	800	21,414
TOC Company, Ltd.	13,800	116,184
Tocalo Company, Ltd.	3,400	144,943
Toda Corp.	55,000	440,929
Toda Kogyo Corp. (B)	800	30,262
Toei Animation Company, Ltd.	1,100	97,961
56	JOHN HANCOCK International Small Company Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Toei Company, Ltd.	1,700	$177,308
Toell Company, Ltd.	1,200	11,118
Toenec Corp.	2,200	63,770
Togami Electric Manufacturing Company, Ltd. (B)	600	12,376
Toho Acetylene Company, Ltd.	900	12,972
Toho Company, Ltd.	2,100	51,210
Toho Holdings Company, Ltd.	13,900	289,641
Toho Titanium Company, Ltd. (B)	7,500	68,244
Toho Zinc Company, Ltd.	3,200	166,203
Tohokushinsha Film Corp.	3,700	25,050
Tohto Suisan Company, Ltd.	500	8,967
Tokai Carbon Company, Ltd.	48,200	514,295
Tokai Corp.	2,200	92,330
TOKAI Holdings Corp.	17,000	132,287
Tokai Lease Company, Ltd.	300	5,683
Tokai Rika Company, Ltd.	12,200	255,311
Tokai Tokyo Financial Holdings, Inc.	48,400	315,720
Token Corp.	1,450	182,594
Tokushu Tokai Paper Company, Ltd.	2,000	71,784
Tokuyama Corp.	15,600	481,023
Tokyo Base Company, Ltd. (A)	1,000	41,176
Tokyo Dome Corp.	23,500	232,793
Tokyo Electron Device, Ltd.	1,800	32,900
Tokyo Energy & Systems, Inc.	7,200	83,920
Tokyo Individualized Educational Institute, Inc.	6,000	54,291
Tokyo Keiki, Inc. (B)	4,200	51,804
Tokyo Ohka Kogyo Company, Ltd.	5,800	244,324
Tokyo Rakutenchi Company, Ltd.	1,200	64,157
Tokyo Rope Manufacturing Company, Ltd.	3,400	48,828
Tokyo Sangyo Company, Ltd. (B)	3,500	16,557
Tokyo Seimitsu Company, Ltd.	9,700	406,063
Tokyo Steel Manufacturing Company, Ltd.	25,200	219,706
Tokyo Tekko Company, Ltd.	2,000	34,417
Tokyo Theatres Company, Inc. (B)	1,500	20,064
Tokyo TY Financial Group, Inc.	7,458	200,386
Tokyotokeiba Company, Ltd.	4,500	156,269
Tokyu Construction Company, Ltd.	19,900	192,911
Tokyu Recreation Company, Ltd.	4,000	35,418
Toli Corp.	14,000	50,825
Tomato Bank, Ltd.	2,100	28,807
Tomen Devices Corp.	400	12,266
Tomoe Corp.	7,600	41,297
Tomoe Engineering Company, Ltd.	2,200	42,468
Tomoegawa Company, Ltd.	2,000	5,416
Tomoku Company, Ltd.	3,400	63,882
TOMONY Holdings, Inc.	41,700	203,161
Tomy Company, Ltd.	17,700	252,586
Tonami Holdings Company, Ltd.	1,400	60,074
Topcon Corp.	23,800	532,399
Toppan Forms Company, Ltd.	13,200	143,932
Topre Corp.	8,100	233,812
Topy Industries, Ltd.	5,700	173,639
Torex Semiconductor, Ltd.	900	13,763
Toridoll Holdings Corp.	5,200	168,017
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK International Small Company Fund	57

	Shares	Value
Japan (continued)
Torii Pharmaceutical Company, Ltd. (B)	3,600	$95,213
Torikizoku Company, Ltd. (B)	1,400	39,218
Torishima Pump Manufacturing Company, Ltd.	4,800	48,741
Tosei Corp.	10,800	105,467
Toshiba Machine Company, Ltd.	33,000	234,700
Toshiba Plant Systems & Services Corp.	10,600	201,041
Toshiba TEC Corp.	29,000	183,658
Tosho Company, Ltd. (B)	3,400	104,903
Tosho Printing Company, Ltd.	5,700	51,445
Totech Corp.	1,400	29,460
Totetsu Kogyo Company, Ltd.	6,100	199,998
Toukei Computer Company, Ltd.	700	20,800
Tow Company, Ltd.	4,600	39,756
Towa Corp.	4,300	86,540
Towa Pharmaceutical Company, Ltd.	2,400	124,816
Toyo Construction Company, Ltd.	17,400	97,597
Toyo Corp.	6,100	52,155
Toyo Denki Seizo KK (B)	1,600	26,557
Toyo Engineering Corp.	8,400	95,262
Toyo Ink SC Holdings Company, Ltd.	49,000	284,546
Toyo Kanetsu KK	2,600	97,550
Toyo Kohan Company, Ltd.	13,500	55,363
Toyo Machinery & Metal Company, Ltd. (B)	3,100	23,962
Toyo Securities Company, Ltd.	15,000	43,811
Toyo Tanso Company, Ltd.	3,300	106,170
Toyo Wharf & Warehouse Company, Ltd.	1,900	31,030
Toyobo Company, Ltd.	22,006	401,593
TPR Company, Ltd.	4,700	161,793
Trancom Company, Ltd.	1,700	111,227
Transaction Company, Ltd.	2,400	22,960
Transcosmos, Inc.	6,000	146,867
Tri Chemical Laboratories, Inc.	1,100	39,445
Trinity Industrial Corp.	2,000	17,370
Trusco Nakayama Corp.	8,000	224,092
Trust Tech, Inc.	1,200	41,720
TS Tech Company, Ltd.	11,600	476,470
TSI Holdings Company, Ltd.	15,505	118,167
Tsubaki Nakashima Company, Ltd.	1,400	31,408
Tsubakimoto Chain Company	32,000	254,770
Tsubakimoto Kogyo Company, Ltd.	1,000	25,491
Tsudakoma Corp. (A)(B)	7,000	11,987
Tsugami Corp.	10,000	105,070
Tsukada Global Holdings, Inc.	4,800	26,121
Tsukishima Kikai Company, Ltd.	7,100	79,389
Tsukuba Bank, Ltd.	25,800	89,142
Tsukui Corp.	12,400	101,748
Tsurumi Manufacturing Company, Ltd.	4,100	66,783
Tsutsumi Jewelry Company, Ltd.	1,600	30,796
TV Asahi Holdings Corp.	5,100	108,946
Tv Tokyo Holdings Corp.	4,400	95,911
TYK Corp.	6,400	24,115
UACJ Corp.	7,471	194,500
Uchida Yoko Company, Ltd.	2,600	74,391
Uchiyama Holdings Company, Ltd.	3,300	16,135
58	JOHN HANCOCK International Small Company Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Ueki Corp.	600	$14,550
Ukai Company, Ltd.	600	17,415
UKC Holdings Corp.	4,500	77,647
UMC Electronics Company, Ltd.	1,000	22,944
Umenohana Company, Ltd.	700	17,676
Uniden Holdings Corp. (A)	20,000	54,311
Union Tool Company (B)	2,300	86,706
Unipres Corp.	10,000	266,343
United Arrows, Ltd.	6,500	245,663
United Super Markets Holdings, Inc.	11,600	118,697
UNITED, Inc. (B)	1,400	46,673
Unitika, Ltd. (A)	15,200	113,429
Universal Entertainment Corp. (B)	4,800	173,203
Unizo Holdings Company, Ltd.	6,100	164,420
Uoriki Company, Ltd.	2,000	20,829
U-Shin, Ltd. (A)(B)	5,000	34,169
Ushio, Inc.	24,000	347,673
UT Group Company, Ltd. (A)(B)	4,500	121,325
Utoc Corp.	4,300	18,817
V Technology Company, Ltd.	1,100	185,252
Valor Holdings Company, Ltd.	8,900	208,168
Value HR Company, Ltd. (B)	400	18,702
ValueCommerce Company, Ltd.	3,100	21,363
Vector, Inc. (B)	6,700	94,292
VeriServe Corp.	400	14,360
VIA Holdings, Inc. (B)	4,700	31,516
Vision, Inc. (A)(B)	1,000	24,240
Visionary Holdings Company, Ltd. (A)(B)	32,600	21,145
Vital KSK Holdings, Inc.	11,900	100,260
Vitec Holdings Company, Ltd.	2,600	39,809
Voyage Group, Inc. (B)	900	11,490
VT Holdings Company, Ltd. (B)	21,400	105,433
Wacoal Holdings Corp.	13,500	419,426
Wakachiku Construction Company, Ltd.	3,500	54,771
Wakita & Company, Ltd.	12,400	147,456
Warabeya Nichiyo Holdings Company, Ltd.	3,400	90,825
Watahan & Company, Ltd.	900	20,771
WATAMI Company, Ltd.	5,600	78,724
Watts Company, Ltd.	1,300	13,682
WDB Holdings Company, Ltd.	2,100	59,796
Weathernews, Inc. (B)	1,700	52,076
Wellnet Corp.	3,700	39,969
West Holdings Corp. (B)	3,100	20,168
Will Group, Inc.	1,900	29,351
WIN-Partners Company, Ltd. (B)	3,500	39,416
WirelessGate, Inc. (B)	2,500	28,769
Wood One Company, Ltd.	2,200	31,308
World Holdings Company, Ltd.	1,000	25,984
Wowow, Inc.	1,700	49,027
W-Scope Corp. (B)	6,000	120,510
Xebio Holdings Company, Ltd.	7,000	129,306
YAC Holdings Company, Ltd.	2,200	20,945
Yachiyo Industry Company, Ltd.	2,500	36,379
Yagi & Company, Ltd.	800	16,669
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK International Small Company Fund	59

	Shares	Value
Japan (continued)
Yahagi Construction Company, Ltd.	7,500	$66,436
Yaizu Suisankagaku Industry Company, Ltd.	2,900	31,204
Yakuodo Company, Ltd. (B)	2,200	67,215
YAMABIKO Corp.	9,000	137,172
YAMADA Consulting Group Company, Ltd.	1,200	32,032
Yamaichi Electronics Company, Ltd. (B)	5,000	95,873
YA-MAN, Ltd. (B)	5,400	98,435
Yamashin-Filter Corp. (B)	4,000	49,359
Yamatane Corp.	2,900	56,590
Yamato Corp.	2,900	20,615
Yamato Kogyo Company, Ltd.	9,100	247,595
Yamaya Corp.	1,000	27,578
Yamazawa Company, Ltd.	1,000	15,476
Yamazen Corp.	15,100	172,712
Yaoko Company, Ltd.	3,900	183,997
Yashima Denki Company, Ltd.	3,600	32,557
Yasuda Logistics Corp.	3,900	30,927
Yasunaga Corp. (B)	1,300	30,924
Yellow Hat, Ltd.	4,300	125,786
Yodogawa Steel Works, Ltd.	4,765	142,523
Yokogawa Bridge Holdings Corp.	8,900	188,884
Yokohama Reito Company, Ltd.	10,400	103,811
Yokowo Company, Ltd. (B)	3,700	47,503
Yomeishu Seizo Company, Ltd. (B)	1,500	32,786
Yomiuri Land Company, Ltd.	800	35,328
Yondenko Corp.	800	21,163
Yondoshi Holdings, Inc.	4,559	123,688
Yonex Company, Ltd. (B)	5,400	36,638
Yorozu Corp.	6,100	135,499
Yoshinoya Holdings Company, Ltd.	9,100	150,964
Yossix Company, Ltd.	900	27,012
Yotai Refractories Company, Ltd.	5,000	25,687
Yuasa Funashoku Company, Ltd.	1,100	33,810
Yuasa Trading Company, Ltd.	3,800	133,773
Yuken Kogyo Company, Ltd.	1,200	29,917
Yume No Machi Souzou Iinkai Company, Ltd. (B)	6,400	120,429
Yumeshin Holdings Company, Ltd.	6,600	56,263
Yurtec Corp.	11,000	96,083
Yusen Logistics Company, Ltd.	4,800	64,260
Yushiro Chemical Industry Company, Ltd. (B)	2,800	40,071
Yutaka Giken Company, Ltd.	1,000	22,926
Zaoh Company, Ltd.	1,000	16,127
Zappallas, Inc.	800	2,984
Zenrin Company, Ltd.	5,800	196,960
ZERIA Pharmaceutical Company, Ltd.	6,100	118,083
ZIGExN Company, Ltd. (A)(B)	3,300	50,209
Zojirushi Corp.	9,400	87,230
Zuiko Corp. (B)	1,100	37,227
Zuken, Inc.	2,300	37,708
Jersey, Channel Islands 0.2%		1,402,606
Centamin PLC	332,915	620,397
Phoenix Group Holdings	75,843	782,209
60	JOHN HANCOCK International Small Company Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Liechtenstein 0.0%		$246,997
Liechtensteinische Landesbank AG	3,126	157,900
VP Bank AG	671	89,097
Luxembourg 0.3%		1,847,469
APERAM SA	14,348	732,266
B&M European Value Retail SA	119,799	618,070
d'Amico International Shipping SA (A)	36,923	11,064
Elcoteq SE (A)(C)	353	0
IVS Group SA	1,063	16,860
L'Occitane International SA	85,250	156,412
Stabilus SA	2,480	214,101
Sword Group	2,509	98,696
Macau 0.0%		90,343
Macau Legend Development, Ltd. (A)	562,000	90,343
Malaysia 0.0%		3,051
Nam Cheong, Ltd. (A)(C)	205,700	3,051
Malta 0.1%		773,019
Kindred Group PLC	58,059	773,019
Monaco 0.1%		357,483
Endeavour Mining Corp. (A)	16,365	296,185
Societe des Bains de Mer & du Cercle des Etrangers a Monaco SA (A)	1,252	61,298
Mongolia 0.0%		40,253
Mongolian Mining Corp. (A)(B)	1,490,500	40,253
Netherlands 2.4%		15,258,937
Aalberts Industries NV	24,871	1,269,454
Accell Group	6,394	182,868
AMG Advanced Metallurgical Group NV	6,831	303,447
Amsterdam Commodities NV	5,362	155,187
Arcadis NV	23,078	531,963
Argenx SE (A)	3,578	106,539
ASM International NV	14,104	973,560
Atrium European Real Estate, Ltd. (A)	47,861	232,915
Basic-Fit NV (A)(D)	1,668	42,070
BE Semiconductor Industries NV	10,820	887,096
Beter Bed Holding NV	4,223	72,048
BinckBank NV	22,498	115,081
Boskalis Westminster	24,248	895,571
Brack Capital Properties NV (A)	1,413	159,210
Brunel International NV	6,432	113,608
Corbion NV	16,349	527,912
Euronext NV (D)	10,201	621,607
Flow Traders (D)	7,862	172,286
ForFarmers NV	5,168	61,874
Fugro NV (A)	16,963	239,227
Gemalto NV	16,863	639,810
GrandVision NV (D)	1,312	33,719
Heijmans NV (A)	8,530	97,232
Hunter Douglas NV	1,944	152,579
IMCD Group NV	3,335	205,966
Intertrust NV (D)	2,113	39,257
KAS Bank NV	4,965	58,734
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK International Small Company Fund	61

	Shares	Value
Netherlands (continued)
Kendrion NV	4,103	$200,209
Koninklijke BAM Groep NV	75,061	406,966
Koninklijke Vopak NV	12,185	514,157
Lucas Bols NV (D)	493	10,896
Nederland Apparatenfabriek	1,373	69,144
OCI NV (A)(B)	11,357	254,314
Ordina NV (B)	30,265	53,503
Philips Lighting NV (D)	3,368	127,439
PostNL NV	130,229	576,381
QIAGEN NV (A)	26,549	841,483
Refresco Group NV (D)	12,418	292,705
SBM Offshore NV	52,508	871,602
SIF Holding NV	1,006	19,717
Sligro Food Group NV	7,562	345,945
Telegraaf Media Groep NV (A)	4,667	32,338
TKH Group NV	11,242	748,687
TomTom NV (A)	38,731	417,807
Van Lanschot Kempen NV	4,787	147,148
Wessanen	21,763	437,676
New Zealand 0.8%		5,133,940
a2 Milk Company, Ltd. (A)	33,465	192,858
Abano Healthcare Group, Ltd.	1,804	11,896
Air New Zealand, Ltd.	140,463	308,045
Arvida Group, Ltd. (B)	40,131	34,064
Chorus, Ltd.	103,595	280,991
Comvita, Ltd.	2,243	11,514
EBOS Group, Ltd.	22,462	268,168
Freightways, Ltd.	28,913	158,529
Genesis Energy, Ltd.	94,305	153,321
Gentrack Group, Ltd.	4,516	19,980
Hallenstein Glasson Holdings, Ltd.	23,287	54,244
Heartland Bank, Ltd.	58,687	80,186
Infratil, Ltd.	123,556	278,985
Kathmandu Holdings, Ltd.	34,744	58,311
Mainfreight, Ltd.	16,582	280,188
Metlifecare, Ltd.	37,102	153,177
Metro Performance Glass, Ltd.	22,396	14,109
New Zealand Oil & Gas, Ltd.	20,100	9,813
NZME, Ltd.	72,696	43,612
NZX, Ltd.	63,699	49,221
Pacific Edge, Ltd. (A)	105,378	24,841
PGG Wrightson, Ltd.	18,780	7,341
Pike River Coal, Ltd. (A)(C)	57,122	0
Port of Tauranga, Ltd.	69,894	220,463
Pushpay Holdings, Ltd. (A)	3,205	7,443
Restaurant Brands New Zealand, Ltd.	26,537	126,426
Sanford, Ltd.	9,221	50,539
Scales Corp, Ltd.	16,405	43,087
Skellerup Holdings, Ltd.	36,142	46,487
SKY Network Television, Ltd.	119,489	204,079
SKYCITY Entertainment Group, Ltd.	198,999	537,633
Steel & Tube Holdings, Ltd.	21,933	30,954
Summerset Group Holdings, Ltd.	49,158	177,453
62	JOHN HANCOCK International Small Company Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
New Zealand (continued)
Synlait Milk, Ltd. (A)	6,048	$30,965
The New Zealand Refining Company, Ltd.	34,054	59,409
The Warehouse Group, Ltd.	25,288	35,257
Tilt Renewables, Ltd.	8,448	11,723
Tourism Holdings, Ltd.	23,000	79,458
TOWER, Ltd. (A)(B)	51,604	24,231
Trade Me Group, Ltd.	99,504	322,623
Trustpower, Ltd.	8,448	33,552
Vector, Ltd.	34,959	81,270
Vista Group International, Ltd.	9,788	18,164
Xero, Ltd. (A)	14,378	315,317
Z Energy, Ltd.	34,556	184,013
Norway 0.8%		4,856,424
ABG Sundal Collier Holding ASA	106,600	71,782
AF Gruppen ASA	3,074	46,336
Akastor ASA (A)	39,742	83,315
Aker Solutions ASA (A)	35,146	174,591
American Shipping Company ASA (A)	14,000	33,783
Archer, Ltd. (A)	8,068	8,138
Atea ASA (A)	23,241	309,956
Austevoll Seafood ASA	20,677	174,033
Avance Gas Holding, Ltd. (A)(D)	12,566	29,357
Axactor AB (A)(B)	227,317	73,589
B2Holding ASA	6,008	14,144
Bonheur ASA	5,857	63,361
Borregaard ASA	21,094	189,796
BW Offshore, Ltd. (A)	26,624	85,702
DNO ASA (A)	166,906	195,928
DOF ASA (A)	31,679	2,286
Ekornes ASA	6,636	89,210
Europris ASA (D)	10,340	41,426
Fred Olsen Energy ASA (A)(B)	11,030	26,796
Frontline, Ltd. (B)	11,591	60,209
Grieg Seafood ASA	13,795	125,836
Hexagon Composites ASA (A)	19,738	63,103
Hoegh LNG Holdings, Ltd.	13,067	99,689
Kongsberg Automotive ASA (A)	102,136	128,263
Kongsberg Gruppen ASA	3,610	62,400
Kvaerner ASA (A)	47,283	88,114
NEL ASA (A)(B)	73,786	27,265
Nordic Nanovector ASA (A)	5,368	51,164
Nordic Semiconductor ASA (A)	30,162	142,397
Norway Royal Salmon ASA	1,151	18,827
Norwegian Air Shuttle ASA (A)(B)	5,833	128,020
Norwegian Property ASA	30,424	37,112
Ocean Yield ASA	8,441	69,119
Odfjell Drilling, Ltd. (A)	11,447	49,433
Odfjell SE, A Shares	7,780	27,193
Olav Thon Eiendomsselskap ASA	1,282	24,242
Opera Software ASA (A)	38,500	103,547
Petroleum Geo-Services ASA (A)(B)	88,655	133,020
PhotoCure ASA (A)	3,308	10,555
Prosafe SE (A)	3,063	4,114
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK International Small Company Fund	63

	Shares	Value
Norway (continued)
Protector Forsikring ASA (B)	13,728	$143,540
Q-Free ASA (A)(B)	14,930	14,335
Sbanken ASA (D)	10,896	103,654
Scatec Solar ASA (D)	13,940	77,738
Selvaag Bolig ASA	8,785	31,330
Sevan Marine ASA (A)	7,650	13,173
Solstad Farstad ASA (A)	7,369	3,577
SpareBank 1 SR-Bank ASA	22,881	239,116
TGS NOPEC Geophysical Company ASA	9,024	217,773
Tomra Systems ASA	26,647	393,514
Treasure ASA	15,273	26,472
Veidekke ASA	15,992	161,876
Wilh Wilhelmsen Holding ASA, Class A	3,793	110,572
XXL ASA (D)	15,174	152,603
Peru 0.0%		240,275
Hochschild Mining PLC	77,484	240,275
Philippines 0.0%		30,456
Del Monte Pacific, Ltd.	136,300	30,456
Portugal 0.5%		3,030,856
Altri SGPS SA	18,001	111,356
Banco Comercial Portugues SA (A)	3,603,145	1,105,720
CTT-Correios de Portugal SA	27,062	104,683
Mota-Engil SGPS SA	32,351	132,809
NOS SGPS SA	59,362	403,431
Novabase SGPS SA	2,054	7,356
REN - Redes Energeticas Nacionais SGPS SA (B)	72,200	211,840
Semapa-Sociedade de Investimento & Gestao	6,591	132,727
Sonae Capital SGPS SA	38,685	39,052
Sonae SGPS SA	340,620	412,955
Teixeira Duarte SA	65,968	21,197
The Navigator Company SA	69,844	347,730
Russia 0.1%		460,735
Evraz PLC	102,278	396,246
Petropavlovsk PLC (A)	599,352	64,489
Singapore 1.2%		7,616,854
Accordia Golf Trust	199,500	102,013
AEM Holdings, Ltd.	4,300	10,121
Amara Holdings, Ltd.	80,000	31,812
Ascendas India Trust	163,100	136,777
Baker Technology, Ltd.	20,200	9,704
Banyan Tree Holdings, Ltd. (A)(B)	78,000	32,646
Best World International, Ltd. (B)	40,300	36,543
Bonvests Holdings, Ltd.	36,400	37,488
Boustead Projects, Ltd.	28,557	18,207
Boustead Singapore, Ltd.	72,689	46,914
BreadTalk Group, Ltd.	26,000	30,497
Bukit Sembawang Estates, Ltd. (B)	45,200	200,740
BW LPG, Ltd. (A)(D)	24,402	96,596
Centurion Corp., Ltd.	85,000	34,048
China Aviation Oil Singapore Corp., Ltd. (B)	57,600	70,145
Chip Eng Seng Corp., Ltd.	106,200	72,251
64	JOHN HANCOCK International Small Company Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Singapore (continued)
Chuan Hup Holdings, Ltd.	78,000	$17,676
CITIC Envirotech, Ltd.	96,500	51,249
ComfortDelGro Corp., Ltd.	237,000	352,677
Creative Technology, Ltd. (A)	7,050	5,936
CSE Global, Ltd.	136,600	34,447
CW Group Holdings, Ltd.	135,000	22,335
Delfi, Ltd.	46,000	45,425
Dyna-Mac Holdings, Ltd. (A)	135,000	12,581
Elec & Eltek International Company, Ltd.	5,000	7,810
Ezion Holdings, Ltd. (A)(B)	434,820	63,517
Ezra Holdings, Ltd. (A)(C)	438,996	3,581
Far East Orchard, Ltd.	35,294	39,317
First Resources, Ltd.	120,000	166,557
Food Empire Holdings, Ltd. (B)	43,800	21,503
Fragrance Group, Ltd. (A)	200,000	23,901
Fraser and Neave, Ltd.	8,200	15,833
Frencken Group, Ltd. (B)	61,300	24,793
Gallant Venture, Ltd. (A)	264,000	25,915
Geo Energy Resources, Ltd.	105,900	20,483
GL, Ltd.	137,000	88,312
Golden Agri-Resources, Ltd.	1,005,400	276,407
Golden Energy & Resources, Ltd.	67,800	20,179
GSH Corp., Ltd. (B)	51,600	20,045
GuocoLand, Ltd.	56,800	87,532
Halcyon Agri Corp., Ltd. (A)	88,757	38,603
Haw Par Corp., Ltd.	3,200	27,055
Health Management International, Ltd.	25,214	12,447
Hiap Hoe, Ltd.	38,000	24,588
Hi-P International, Ltd.	51,000	66,411
Ho Bee Land, Ltd. (B)	50,300	92,632
Hong Fok Corp., Ltd.	89,836	55,093
Hong Leong Asia, Ltd.	46,000	36,054
Hong Leong Finance, Ltd.	27,600	55,968
Hotel Grand Central, Ltd.	11,521	12,045
Hutchison Port Holdings Trust	147,900	63,029
Hwa Hong Corp., Ltd.	55,000	13,207
Hyflux, Ltd.	154,800	42,546
IGG, Inc.	194,000	191,547
Indofood Agri Resources, Ltd.	58,100	16,845
Japfa, Ltd. (B)	75,800	28,187
k1 Ventures, Ltd. (C)	36,000	20,459
Kenon Holdings, Ltd. (A)	2,770	57,930
Keppel Infrastructure Trust	619,906	262,376
Keppel Telecommunications & Transportation, Ltd.	20,700	25,028
KSH Holdings, Ltd. (B)	32,400	17,694
Lian Beng Group, Ltd.	83,500	45,327
Low Keng Huat Singapore, Ltd. (B)	64,000	31,405
Lum Chang Holdings, Ltd.	41,200	11,487
M1, Ltd. (B)	81,800	109,296
Metro Holdings, Ltd.	127,600	107,863
Midas Holdings, Ltd. (A)	249,000	26,280
Nera Telecommunications, Ltd.	47,200	13,141
NSL, Ltd.	29,000	29,602
OUE, Ltd.	67,600	93,362
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK International Small Company Fund	65

	Shares	Value
Singapore (continued)
Oxley Holdings, Ltd.	69,410	$30,938
Pacc Offshore Services Holdings, Ltd. (A)(B)	78,100	19,677
Pacific Century Regional Developments, Ltd. (A)	52,900	14,517
Pan-United Corp., Ltd.	68,750	28,158
Penguin International, Ltd. (A)	41,333	9,878
Perennial Real Estate Holdings, Ltd. (B)	40,800	25,784
Q&M Dental Group Singapore, Ltd. (B)	48,100	22,325
QAF, Ltd.	39,234	31,137
Raffles Education Corp., Ltd. (A)(B)	215,233	40,649
Raffles Medical Group, Ltd. (B)	149,216	118,497
RHT Health Trust	106,100	64,401
Rickmers Maritime (A)(C)	221,728	0
Riverstone Holdings, Ltd.	69,000	53,216
Rotary Engineering, Ltd.	66,700	22,365
SATS, Ltd.	76,700	301,279
SBS Transit, Ltd.	20,500	37,230
Sembcorp Marine, Ltd. (B)	144,300	199,155
Sheng Siong Group, Ltd. (B)	141,200	98,521
SHS Holdings, Ltd. (B)	84,000	13,143
SIA Engineering Company, Ltd.	22,500	53,072
SIIC Environment Holdings, Ltd. (B)	204,380	74,402
Sinarmas Land, Ltd. (B)	300,000	94,010
Sing Holdings, Ltd.	79,000	25,219
Sing Investments & Finance, Ltd.	28,600	32,881
Singapore Post, Ltd. (B)	298,800	288,260
Singapore Press Holdings, Ltd.	197,100	404,090
Singapore Reinsurance Corp., Ltd.	47,000	11,216
Singapore Shipping Corp., Ltd.	83,800	18,644
Stamford Land Corp., Ltd.	142,600	52,634
StarHub, Ltd.	99,100	209,705
Straits Trading Company, Ltd.	14,200	24,207
Sunningdale Tech, Ltd.	30,260	42,622
Swiber Holdings, Ltd. (A)(C)	128,250	10,366
Tat Hong Holdings, Ltd. (A)	77,700	25,224
The Hour Glass, Ltd.	31,600	15,331
Tuan Sing Holdings, Ltd. (B)	153,954	53,302
UMS Holdings, Ltd.	115,750	87,410
United Engineers, Ltd.	101,100	196,651
United Industrial Corp., Ltd.	22,000	55,328
UOB-Kay Hian Holdings, Ltd.	114,134	114,338
UPP Holdings, Ltd.	74,200	14,322
Vibrant Group, Ltd. (B)	72,876	20,522
Vicom, Ltd.	4,000	17,037
Wee Hur Holdings, Ltd.	102,000	18,202
Wheelock Properties Singapore, Ltd.	57,600	81,265
Wing Tai Holdings, Ltd.	102,517	165,229
XP Power, Ltd.	4,203	198,171
Yeo Hiap Seng, Ltd. (B)	8,834	8,185
Yongnam Holdings, Ltd. (A)	147,375	32,119
South Africa 0.0%		189,746
Lonmin PLC (A)	75,962	60,230
Petra Diamonds, Ltd. (A)	142,410	129,516
66	JOHN HANCOCK International Small Company Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Spain 2.4%		$15,305,802
Acciona SA	8,117	659,480
Acerinox SA	47,211	633,800
Adveo Group International SA (A)	3,825	12,493
Alantra Partners SA	676	10,500
Almirall SA (B)	15,914	159,483
Amper SA (A)(B)	292,539	64,918
Applus Services SA	30,432	387,515
Atresmedia Corp de Medios de Comunicacion SA (B)	20,348	233,882
Azkoyen SA	4,660	44,212
Baron de Ley (A)	983	130,650
Bolsas y Mercados Espanoles SHMSF SA	19,357	649,542
Caja de Ahorros del Mediterraneo (A)(C)	1,684	0
Cellnex Telecom SA (D)	26,355	648,438
Cia de Distribucion Integral Logista Holdings SA	4,396	105,475
Cie Automotive SA	12,467	366,430
Construcciones y Auxiliar de Ferrocarriles SA	6,313	263,979
Deoleo SA (A)	45,694	9,771
Distribuidora Internacional de Alimentacion SA	153,710	723,304
Duro Felguera SA (A)(B)	30,857	15,432
Ebro Foods SA	20,230	467,293
eDreams ODIGEO SA (A)	20,659	101,773
Elecnor SA	8,224	134,973
Enagas SA	44,921	1,318,308
Ence Energia y Celulosa SA	57,514	375,776
Ercros SA	32,244	96,657
Euskaltel SA (D)	22,434	199,365
Faes Farma SA	73,647	275,724
Fluidra SA	12,779	174,343
Global Dominion Access SA (A)(D)	5,546	29,469
Grupo Catalana Occidente SA	11,002	474,157
Grupo Empresarial San Jose SA (A)(B)	4,159	16,107
Grupo Ezentis SA (A)	65,836	40,484
Iberpapel Gestion SA	2,611	92,040
Indra Sistemas SA (A)	31,560	429,992
Laboratorios Farmaceuticos Rovi SA	1,848	36,136
Liberbank SA (A)	358,214	196,143
Mediaset Espana Comunicacion SA	48,282	563,065
Melia Hotels International SA	23,908	318,281
Miquel y Costas & Miquel SA	3,781	155,675
NH Hotel Group SA	83,640	615,248
Obrascon Huarte Lain SA (A)	48,890	286,367
Papeles y Cartones de Europa SA	12,990	155,558
Parques Reunidos Servicios Centrales SAU (D)	681	11,838
Pharma Mar SA (A)	46,893	133,632
Prim SA	2,446	30,541
Promotora de Informaciones SA, Class A (A)(B)	13,283	34,930
Prosegur Cia de Seguridad SA	78,788	643,126
Quabit Inmobiliaria SA (A)(B)	13,547	27,873
Realia Business SA (A)	53,191	71,202
Sacyr SA (A)	147,399	354,548
Saeta Yield SA	11,878	137,206
Solaria Energia y Medio Ambiente SA (A)	10,301	20,665
Talgo SA (D)	15,388	71,771
Tecnicas Reunidas SA (B)	9,268	282,896
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK International Small Company Fund	67

	Shares	Value
Spain (continued)
Tubacex SA (A)(B)	37,585	$146,527
Tubos Reunidos SA (A)(B)	43,414	42,448
Vidrala SA	4,665	467,933
Viscofan SA	10,539	675,057
Vocento SA (A)	14,712	25,446
Zardoya Otis SA	40,871	455,925
Sweden 2.8%		17,887,324
AAK AB	7,861	637,798
Acando AB	20,482	66,590
AddLife AB	6,406	130,344
AddNode Group AB	3,591	30,104
AddTech AB, B Shares	16,740	363,473
AF AB, B Shares	18,707	391,452
Ahlstrom-Munksjo OYJ (A)	5,141	115,101
Alimak Group AB (D)	1,493	23,659
Anoto Group AB (A)	30,867	20,055
Atrium Ljungberg AB, B Shares	14,040	218,934
Attendo AB (D)	7,571	78,732
Avanza Bank Holding AB	6,326	266,735
BE Group AB (A)	1,076	6,603
Beijer Alma AB	5,735	167,682
Beijer Electronics Group AB (A)(B)	2,950	11,017
Beijer Ref AB (B)	6,810	245,011
Bergman & Beving AB	7,946	90,483
Betsson AB (A)	31,747	223,711
Bilia AB, A Shares	22,380	208,975
BillerudKorsnas AB	7,337	125,454
BioGaia AB, B Shares	4,164	151,491
Biotage AB	11,979	109,980
Bjorn Borg AB (A)(B)	6,665	22,539
Bonava AB	1,278	17,520
Bonava AB, B Shares	3,176	43,591
Bufab AB	3,569	43,065
Bulten AB	5,708	78,795
Bure Equity AB	13,595	158,107
Byggmax Group AB	17,075	119,515
Capio AB (D)	2,539	13,428
Catena AB	3,494	59,556
Clas Ohlson AB, B Shares	9,715	161,563
Cloetta AB, B Shares	69,461	231,550
Collector AB (A)	2,350	23,592
Com Hem Holding AB	20,479	306,255
Concordia Maritime AB, B Shares	5,539	7,942
Corem Property Group AB	1,745	10,813
Dedicare AB, B Shares	1,128	12,168
Dios Fastigheter AB	24,390	163,198
Dometic Group AB (D)	8,539	81,435
Doro AB	6,824	36,685
Duni AB	10,787	144,118
Dustin Group AB (D)	8,947	81,028
Eastnine AB	3,948	35,031
Elanders AB, B Shares	2,728	26,597
Eltel AB (A)(D)	5,460	18,665
68	JOHN HANCOCK International Small Company Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Sweden (continued)
Enea AB (A)	4,257	$40,259
eWork Group AB (B)	1,387	17,916
Fabege AB	37,951	789,789
Fagerhult AB	5,400	65,830
FastPartner AB	1,545	25,824
Granges AB	20,964	210,090
Gunnebo AB	9,705	37,377
Haldex AB (A)	13,702	143,642
Hemfosa Fastigheter AB	30,469	400,357
HIQ International AB (A)	15,187	111,063
Hoist Finance AB (D)	4,160	43,325
Holmen AB, B Shares	16,082	795,339
Indutrade AB	23,102	621,035
Inwido AB	12,221	124,864
ITAB Shop Concept AB, Class B	7,377	46,413
JM AB	20,498	472,069
KappAhl AB	17,702	100,803
Karo Pharma AB	20,305	95,863
Klovern AB, B Shares	143,746	195,798
KNOW IT AB	5,266	92,743
Kungsleden AB	55,531	394,518
Lagercrantz Group AB, B Shares	14,070	132,678
Lifco AB, B Shares	1,365	47,113
Lindab International AB	19,706	155,375
Loomis AB, B Shares	16,519	681,097
Medivir AB, B Shares (A)	6,375	42,665
Mekonomen AB	6,912	125,354
Modern Times Group MTG AB, B Shares	14,316	601,110
Momentum Group AB, Class B (A)	7,946	101,694
MQ Holding AB (B)	7,470	25,032
Mycronic AB (B)	18,323	191,900
NCC AB, B Shares	10,870	226,062
Nederman Holding AB	357	9,962
Net Insight AB, B Shares (A)(B)	29,909	18,590
NetEnt AB (A)	46,378	329,095
New Wave Group AB, B Shares	13,930	89,586
Nobia AB	29,222	237,799
Nobina AB (D)	9,821	58,923
Nolato AB, B Shares	5,977	384,700
Nordax Group AB (D)	3,997	25,196
NP3 Fastigheter AB	6,034	35,733
OEM International AB, B Shares	6,889	164,405
Opus Group AB (B)	64,359	53,134
Pandox AB	3,892	69,014
Peab AB	54,470	489,620
Platzer Fastigheter Holding AB, Series B	6,723	37,711
Pricer AB, B Shares	25,941	28,049
Proact IT Group AB	2,222	48,342
Probi AB	48	1,963
Qliro Group AB (A)(B)	41,364	82,096
Ratos AB, B Shares	59,430	261,873
RaySearch Laboratories AB (A)	4,885	83,353
Recipharm AB, B Shares (B)	3,909	41,732
Rottneros AB	18,906	15,494
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK International Small Company Fund	69

	Shares	Value
Sweden (continued)
Sagax AB, B Shares	12,229	$141,955
SAS AB (A)(B)	26,732	82,530
Scandi Standard AB	8,439	63,254
Scandic Hotels Group AB (D)	6,941	90,402
Sectra AB, B Shares (A)	1,980	36,864
Semcon AB	4,746	25,828
Sensys Gatso Group AB (A)(B)	223,958	30,436
SkiStar AB	7,657	155,761
Sweco AB, B Shares	15,704	320,026
Swedol AB, Class B	4,824	17,611
Systemair AB	3,664	50,965
Thule Group AB (D)	15,697	345,419
VBG Group AB, B Shares	560	9,098
Victoria Park AB, B Shares	23,689	86,539
Vitrolife AB	2,839	214,564
Wallenstam AB, B Shares	48,260	447,977
Wihlborgs Fastigheter AB	20,038	466,588
Switzerland 4.5%		29,065,310
Allreal Holding AG (A)	3,961	667,570
Alpiq Holding AG (A)	750	48,840
ALSO Holding AG (A)	1,317	176,929
APG SGA SA	311	141,188
Arbonia AG (A)	9,422	150,491
Aryzta AG (A)	14,530	486,351
Ascom Holding AG	8,420	201,234
Autoneum Holding AG	758	207,061
Bachem Holding AG, Class B	805	111,300
Bank Cler AG	1,570	68,409
Banque Cantonale de Geneve	569	94,462
Banque Cantonale Vaudoise	693	530,176
Belimo Holding AG	121	519,436
Bell Food Group AG	344	150,402
Bellevue Group AG (A)	2,363	57,464
Berner Kantonalbank AG	1,316	238,425
BFW Liegenschaften AG (A)	704	30,791
BKW AG	3,764	222,989
Bobst Group SA	2,647	335,882
Bossard Holding AG	1,855	414,067
Bucher Industries AG	1,733	689,063
Burckhardt Compression Holding AG	697	213,483
Burkhalter Holding AG	964	118,041
Calida Holding AG (A)	1,142	42,236
Carlo Gavazzi Holding AG	85	29,784
Cavotec SA (A)	7,080	20,696
Cembra Money Bank AG (A)	5,785	521,504
Cicor Technologies (A)	495	25,452
Cie Financiere Tradition SA	544	52,360
Coltene Holding AG	810	78,586
Conzzeta AG	301	299,527
Daetwyler Holding AG	2,053	370,272
DKSH Holding AG	4,414	378,810
dormakaba Holding AG (A)	785	744,149
Edmond de Rothschild Suisse SA	1	18,557
70	JOHN HANCOCK International Small Company Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Switzerland (continued)
EFG International AG (A)	29,777	$304,825
Emmi AG (A)	602	389,984
Energiedienst Holding AG	1,013	26,767
Evolva Holding SA (A)(B)	43,201	14,058
Feintool International Holding AG (A)	455	51,909
Fenix Outdoor International AG	671	77,946
Ferrexpo PLC	73,932	253,358
Flughafen Zurich AG	3,520	792,679
Forbo Holding AG	279	413,868
GAM Holding AG (A)	50,255	799,225
Georg Fischer AG	1,145	1,508,972
Gurit Holding AG (A)	113	120,305
Helvetia Holding AG	1,714	946,487
Hiag Immobilien Holding AG (A)	529	61,807
Highlight Communications AG	4,309	28,511
HOCHDORF Holding AG (A)	246	66,900
Huber & Suhner AG	3,948	211,126
Hypothekarbank Lenzburg AG	7	31,621
Implenia AG	4,221	275,178
Inficon Holding AG (A)	428	254,691
Interroll Holding AG	176	245,503
Intershop Holding AG	267	132,974
Investis Holding SA	495	30,632
IWG PLC	172,710	460,061
Jungfraubahn Holding AG	635	82,320
Kardex AG (A)	1,701	198,911
Komax Holding AG	815	256,086
Kudelski SA (B)	10,947	137,041
Lastminute.com NV (A)	1,714	24,600
LEM Holding SA	153	243,207
Logitech International SA	15,124	527,569
Luzerner Kantonalbank AG	937	434,746
MCH Group AG	456	30,281
Metall Zug AG, B Shares	59	198,492
Meyer Burger Technology AG (A)	22,601	40,471
Mobilezone Holding AG	4,843	59,848
Mobimo Holding AG (A)	1,815	464,701
OC Oerlikon Corp. AG (A)	52,027	847,001
Orascom Development Holding AG (A)	4,769	51,521
Orell Fuessli Holding AG	223	26,325
Oriflame Holding AG	3,512	137,775
Orior AG	1,215	92,010
Panalpina Welttransport Holding AG	2,991	439,936
Phoenix Mecano AG	167	98,754
Plazza AG, Class A	376	87,903
PSP Swiss Property AG	10,664	951,499
Rieter Holding AG (A)	776	174,057
Romande Energie Holding SA	100	116,261
Schaffner Holding AG (A)	198	65,231
Schmolz & Bickenbach AG (A)	148,981	119,822
Schweiter Technologies AG	271	345,195
SFS Group AG (A)	1,935	222,908
Siegfried Holding AG (A)	872	270,846
St. Galler Kantonalbank AG	603	281,906
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK International Small Company Fund	71

	Shares	Value
Switzerland (continued)
Sulzer AG	3,955	$463,489
Sunrise Communications Group AG (A)(D)	5,615	509,691
Swissquote Group Holding SA	2,821	99,879
Tamedia AG	741	101,269
Tecan Group AG	2,690	555,184
Temenos Group AG (A)	13,203	1,631,663
Thurgauer Kantonalbank	384	38,484
u-blox Holding AG (A)	1,722	333,597
Valiant Holding AG	4,922	535,265
Valora Holding AG	1,036	352,723
Vaudoise Assurances Holding SA	304	160,807
Vetropack Holding AG	56	102,243
Von Roll Holding AG (A)	2,046	2,856
Vontobel Holding AG	6,021	364,764
VZ Holding AG	387	128,935
Walliser Kantonalbank (A)	446	43,196
Walter Meier AG	876	35,056
Warteck Invest AG	16	31,500
Ypsomed Holding AG (A)	838	141,663
Zehnder Group AG	2,627	105,108
Zueblin Immobilien Holding AG (A)	356	9,933
Zug Estates Holding AG, B Shares (A)	69	124,437
Zuger Kantonalbank AG	40	210,971
United Arab Emirates 0.0%		79,508
Gulf Marine Services PLC	24,028	16,652
Lamprell PLC (A)	68,445	62,856
United Kingdom 15.0%		95,866,140
4imprint Group PLC	3,873	95,633
A.G. Barr PLC	31,218	259,636
AA PLC	161,226	329,589
Acacia Mining PLC	42,296	98,932
Afren PLC (A)(C)	310,484	0
Aggreko PLC	54,994	632,214
Aldermore Group PLC (A)	31,932	134,490
Anglo Pacific Group PLC	30,338	58,333
Anglo-Eastern Plantations PLC	3,980	41,451
Arrow Global Group PLC	37,154	188,370
Ascential PLC	25,761	123,423
Ashmore Group PLC	104,550	530,797
Auto Trader Group PLC (D)	145,018	659,344
AVEVA Group PLC	16,863	600,650
Avon Rubber PLC	4,864	77,020
Balfour Beatty PLC	198,142	709,941
BBA Aviation PLC	301,371	1,358,187
Beazley PLC	145,239	958,258
Bellway PLC	35,512	1,664,902
Bloomsbury Publishing PLC	31,175	78,991
Bodycote PLC	57,196	671,995
Booker Group PLC	447,558	1,325,894
Bovis Homes Group PLC	57,264	867,996
Braemar Shipping Services PLC	7,806	31,750
Brewin Dolphin Holdings PLC	85,058	415,710
Britvic PLC	65,082	708,803
72	JOHN HANCOCK International Small Company Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
United Kingdom (continued)
BTG PLC (A)	35,635	$349,565
Cairn Energy PLC (A)	167,587	479,822
Cambian Group PLC	21,739	55,689
Capita PLC	93,768	591,995
Capital & Counties Properties PLC	142,180	503,089
Carclo PLC (A)	7,141	13,011
Card Factory PLC	61,392	227,870
Carillion PLC (B)	114,263	25,896
Carpetright PLC (A)	6,882	16,355
Carr's Group PLC	15,261	26,360
Castings PLC	8,508	51,716
Centaur Media PLC	19,732	12,840
Charles Stanley Group PLC	5,789	29,322
Charles Taylor PLC (B)	7,487	27,931
Chemring Group PLC	85,001	202,027
Chesnara PLC	39,738	202,650
Cineworld Group PLC	54,202	403,269
Circassia Pharmaceuticals PLC (A)	8,688	11,100
City of London Investment Group PLC	2,365	13,532
Clarkson PLC	5,885	228,143
Close Brothers Group PLC	43,987	844,789
CLS Holdings PLC	49,740	149,868
CMC Markets PLC (D)	17,491	40,389
Cobham PLC (A)	628,953	1,081,633
Communisis PLC	54,344	45,127
Computacenter PLC	19,794	301,672
Concentric AB	13,692	226,877
Connect Group PLC	74,451	107,981
Consort Medical PLC	14,004	214,295
Costain Group PLC	25,570	148,340
Countryside Properties PLC (D)	12,577	62,066
Countrywide PLC (A)	20,797	30,642
Cranswick PLC	13,495	587,813
Crest Nicholson Holdings PLC	68,100	466,676
Daejan Holdings PLC	1,198	94,383
Daily Mail & General Trust PLC, Class A	78,393	566,599
Dairy Crest Group PLC	37,984	286,812
De La Rue PLC	27,225	234,452
Debenhams PLC (B)	306,827	163,384
Dechra Pharmaceuticals PLC	4,583	136,909
Devro PLC	47,678	146,520
Dialight PLC (A)	7,641	65,703
Dialog Semiconductor PLC (A)	20,672	749,577
Dignity PLC	13,084	306,809
Diploma PLC	33,341	516,678
DiscoverIE Group PLC	15,397	68,893
Dixons Carphone PLC	26,663	57,281
Domino's Pizza Group PLC	128,654	566,455
Drax Group PLC	113,670	416,493
DS Smith PLC	72,035	526,960
Dunelm Group PLC	21,744	207,316
EI Group PLC (A)	204,048	407,613
Electrocomponents PLC	164,884	1,407,667
Elementis PLC	160,991	593,122
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK International Small Company Fund	73

	Shares	Value
United Kingdom (continued)
EnQuest PLC (A)	399,124	$148,769
Equiniti Group PLC (D)	43,877	174,279
Essentra PLC	77,513	529,948
esure Group PLC	76,130	266,451
Euromoney Institutional Investor PLC	12,232	188,584
FDM Group Holdings PLC	9,981	127,913
Fenner PLC	60,272	314,881
Fidessa Group PLC	9,638	320,607
Findel PLC (A)	18,987	52,880
Firstgroup PLC (A)	341,616	505,974
Flybe Group PLC (A)	65,578	30,023
Foxtons Group PLC	68,323	64,324
Fuller Smith & Turner PLC, Class A	9,499	125,234
Future PLC (A)	6,486	31,520
Galliford Try PLC	22,465	359,140
Games Workshop Group PLC	640	16,925
Gem Diamonds, Ltd. (A)	36,843	39,927
Genus PLC	16,324	516,648
Go-Ahead Group PLC	11,602	243,980
Gocompare.Com Group PLC	82,811	116,751
Grainger PLC	117,502	445,885
Greene King PLC	95,356	671,067
Greggs PLC	27,049	486,598
Halfords Group PLC	74,863	347,090
Halma PLC	97,781	1,693,296
Hays PLC	385,872	962,002
Headlam Group PLC	23,677	172,763
Helical PLC	41,845	170,002
Henry Boot PLC	21,120	86,990
Hill & Smith Holdings PLC	20,906	360,875
Hilton Food Group PLC	6,973	77,743
Hogg Robinson Group PLC	48,756	48,826
HomeServe PLC	72,572	784,861
Howden Joinery Group PLC	177,525	1,080,236
Hunting PLC (A)	40,537	297,199
Huntsworth PLC	76,423	84,569
Ibstock PLC (D)	39,587	128,908
IG Group Holdings PLC	100,106	875,358
IMI PLC	48,723	827,587
Inchcape PLC	110,271	1,112,106
Indivior PLC (A)	184,508	925,993
Inmarsat PLC	91,301	596,689
Intermediate Capital Group PLC	48,642	701,633
International Personal Finance PLC	47,956	124,277
Interserve PLC (A)(B)	40,165	37,515
IP Group PLC (A)	70,557	143,557
ITE Group PLC	75,623	188,242
J.D. Wetherspoon PLC	20,655	341,557
Jackpotjoy PLC (A)	10,872	126,220
James Fisher & Sons PLC	17,009	369,807
Jardine Lloyd Thompson Group PLC	36,221	651,575
JD Sports Fashion PLC	96,758	430,928
John Laing Group PLC (D)	11,867	44,079
John Menzies PLC	26,312	238,515
74	JOHN HANCOCK International Small Company Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
United Kingdom (continued)
John Wood Group PLC	132,358	$1,298,163
Jupiter Fund Management PLC	111,603	904,502
Just Group PLC	66,759	146,555
Kainos Group PLC	2,718	11,591
KAZ Minerals PLC (A)	90,039	912,410
KCOM Group PLC	149,574	195,837
Keller Group PLC	21,661	278,381
Kier Group PLC	26,951	379,588
Ladbrokes Coral Group PLC	281,251	510,869
Laird PLC	200,980	372,948
Lancashire Holdings, Ltd.	68,395	640,244
Laura Ashley Holdings PLC	68,094	6,706
Lookers PLC	97,856	128,412
Low & Bonar PLC	38,633	34,213
LSL Property Services PLC	18,865	67,214
Man Group PLC	481,704	1,291,374
Management Consulting Group PLC (A)	85,894	7,540
Marshalls PLC	65,884	387,500
Marston's PLC	268,276	417,171
McBride PLC (A)	49,931	152,252
McColl's Retail Group PLC	6,093	23,515
Mears Group PLC	28,992	164,440
Meggitt PLC	130,459	855,119
Melrose Industries PLC	410,043	1,107,738
Millennium & Copthorne Hotels PLC	46,711	372,109
Mitchells & Butlers PLC	89,114	321,972
Mitie Group PLC	96,472	256,321
MJ Gleeson PLC	4,827	46,732
Moneysupermarket.com Group PLC	127,608	577,958
Morgan Advanced Materials PLC	78,025	334,448
Morgan Sindall Group PLC	10,778	199,894
Moss Bros Group PLC	9,995	11,944
Mothercare PLC (A)	37,030	35,209
MWB Group Holdings PLC (A)(C)	15,166	1,000
N. Brown Group PLC	58,390	222,909
National Express Group PLC	118,007	580,584
NCC Group PLC	51,106	152,785
NEX Group PLC	81,041	651,456
Non-Standard Finance PLC (D)	15,782	15,581
Norcros PLC	11,189	28,589
Northgate PLC	53,073	300,841
Ocado Group PLC (A)(B)	104,166	495,733
On the Beach Group PLC (D)	5,411	32,471
OneSavings Bank PLC	37,635	199,524
Ophir Energy PLC (A)	58,917	51,838
Oxford Instruments PLC	12,655	151,610
Pagegroup PLC	97,882	623,445
PayPoint PLC	16,602	206,358
Pendragon PLC	360,219	127,386
Pennon Group PLC	111,149	1,194,692
Petrofac, Ltd.	50,019	285,090
Pets at Home Group PLC	88,370	208,631
Photo-Me International PLC	68,328	172,238
Polypipe Group PLC	35,149	175,534
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK International Small Company Fund	75

	Shares	Value
United Kingdom (continued)
Porvair PLC	833	$5,224
Premier Foods PLC (A)	221,631	128,759
Premier Oil PLC (A)(B)	160,483	151,122
PZ Cussons PLC	74,501	324,469
QinetiQ Group PLC	162,032	473,949
R.E.A. Holdings PLC (A)	2,867	12,746
Rank Group PLC	38,402	128,006
Rathbone Brothers PLC	9,302	323,770
Redrow PLC	70,152	571,916
Renewi PLC	216,355	298,367
Renishaw PLC	10,117	728,214
Renold PLC (A)	36,501	24,055
Rentokil Initial PLC	100,271	431,472
Ricardo PLC	15,814	189,451
Rightmove PLC	22,498	1,226,137
River & Mercantile Group PLC	2,488	12,578
RM PLC	12,019	26,148
Robert Walters PLC	12,302	98,726
Rotork PLC	235,737	824,504
RPC Group PLC	113,240	1,416,503
RPS Group PLC	65,260	240,198
Saga PLC	116,115	286,854
Savills PLC	38,920	494,761
SDL PLC	22,906	148,700
Senior PLC	118,868	420,838
Serco Group PLC (A)	129,540	166,713
Servelec Group PLC	2,191	9,650
Severfield PLC	89,306	89,715
SIG PLC	241,537	553,873
Soco International PLC	54,822	78,862
Softcat PLC	17,423	122,261
Spectris PLC	34,836	1,180,580
Speedy Hire PLC	226,833	176,174
Spirax-Sarco Engineering PLC	18,048	1,408,431
Spire Healthcare Group PLC (D)	11,152	37,235
Spirent Communications PLC	160,841	229,797
Sportech PLC (A)	21,102	22,834
Sports Direct International PLC (A)	45,909	235,069
SSP Group PLC	68,689	600,261
St. Ives PLC	37,604	40,037
St. Modwen Properties PLC	67,612	356,620
Stagecoach Group PLC	105,278	257,773
Stallergenes Greer PLC (A)	729	33,835
SThree PLC	31,746	147,175
Stobart Group, Ltd.	57,157	218,901
Stock Spirits Group PLC	19,378	69,378
Stolt-Nielsen, Ltd.	6,941	87,086
SuperGroup PLC	13,239	353,113
Synthomer PLC	83,844	541,345
TalkTalk Telecom Group PLC (B)	139,745	289,547
Tate & Lyle PLC	129,651	1,179,634
Ted Baker PLC	7,617	271,427
Telecom Plus PLC	17,172	276,481
The Gym Group PLC (D)	12,185	35,546
76	JOHN HANCOCK International Small Company Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
United Kingdom (continued)
The Paragon Group of Companies PLC	68,336	$447,145
The Restaurant Group PLC	53,775	208,546
The Vitec Group PLC	4,821	67,724
The Weir Group PLC	30,463	809,427
Thomas Cook Group PLC	459,921	737,906
Topps Tiles PLC	52,481	53,539
TORM PLC	1,425	12,632
TP ICAP PLC	144,158	985,764
Travis Perkins PLC	59,695	1,298,170
Trifast PLC	23,116	75,995
Trinity Mirror PLC	104,184	96,348
TT Electronics PLC	49,695	158,828
Tullow Oil PLC (A)	393,104	951,205
U & I Group PLC	37,297	91,402
UBM PLC	108,474	1,096,133
Ultra Electronics Holdings PLC	19,208	332,664
Vectura Group PLC (A)	173,692	227,095
Vesuvius PLC	87,795	665,686
Victrex PLC	24,027	779,761
Virgin Money Holdings UK PLC	68,554	254,760
Volex PLC (A)	21,791	24,075
Volution Group PLC	1,884	5,479
Vp PLC	1,735	21,131
WH Smith PLC	31,390	886,953
William Hill PLC	234,478	916,718
Wilmington PLC	8,311	25,341
Wincanton PLC	43,520	142,916
Xaar PLC	22,542	113,977
Zeal Network SE	1,756	44,961
ZPG PLC (D)	49,484	216,284
United States 0.1%		878,133
Alacer Gold Corp. (A)	65,440	106,011
Argonaut Gold, Inc. (A)	47,122	86,198
Energy Fuels, Inc. (A)	20,569	36,031
Rayonier Advanced Materials, Inc.	2,638	49,568
REC Silicon ASA (A)(B)	483,730	65,194

Sims Metal Management, Ltd.	49,935	535,131
Preferred securities 0.3%		$1,828,562
(Cost $1,217,998)
Germany 0.3%		1,826,604
Biotest AG	5,334	129,261
Draegerwerk AG & Company KGaA	2,064	173,049
FUCHS PETROLUB SE	6,975	366,722
Jungheinrich AG	12,271	550,010
Sartorius AG	1,564	150,071
Sixt SE	4,655	304,821
STO SE & Company KGaA	364	53,725
Villeroy & Boch AG	4,296	98,945
United Kingdom 0.0%		1,958

McBride PLC, B Shares (A)	1,447,999	1,958
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK International Small Company Fund	77

	Shares	Value

Rights 0.0%		$24,930
(Cost $0)
Heartland Bank, Ltd. (Expiration Date: 12-9-17; Strike Price: NZD 1.70) (A)	3,912	802
Imperial Metals Corp. (Expiration Date: 12-26-17; Strike Price: CAD 2.25) (A)(B)	16,900	327
Maurel ET (Expiration Date: 1-2-18) (A)(C)(E)	41,735	1,987
REN - Redes Energeticas Nacionais SGPS SA (Expiration Date: 12-7-17; Strike Price: EUR 1.88) (A)(B)	72,200	12,890
TOWER, Ltd. (Expiration Date: 12-14-17; Strike Price: NZD 0.42) (A)	51,604	8,924
Warrants 0.0%		$1,556
(Cost $0)
Westgold Resources, Ltd. (Expiration Date: 7-1-19; Strike Price: AUD 2.00) (A)	6,636	1,556

	Yield (%)	Shares	Value
Securities lending collateral 5.2%			$33,319,750
(Cost $33,321,592)
John Hancock Collateral Trust (F)	1.2290(G)	3,330,310	33,319,750

Total investments (Cost $502,251,608) 104.0%	$665,882,071
Other assets and liabilities, net (4.0%)	(25,496,219)
Total net assets 100.0%	$640,385,852

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
NZD	New Zealand Dollar
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 11-30-17. The value of securities on loan amounted to $30,823,451.
(C)	Security is valued using significant unobservable inputs.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Strike price and/or expiration date not available.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(G)	The rate shown is the annualized seven-day yield as of 11-30-17.
The fund had the following sector composition as a percentage of net assets on 11-30-17:
Industrials	25.9%
Consumer discretionary	17.1%
Financials	12.0%
Materials	11.1%
Information technology	9.8%
Consumer staples	6.0%
Energy	4.5%
Health care	3.9%
Real estate	3.6%
Utilities	3.2%
Telecommunication services	1.7%
Short-term investments and other	1.2%
TOTAL	100.0%
78	JOHN HANCOCK International Small Company Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2017, by major security category or type:

	Total value at 11-30-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$40,623,325	$402,739	$40,141,196	$79,390
Austria	11,367,458	—	11,367,458	—
Belgium	11,923,932	—	11,923,932	—
Bermuda	1,383,033	—	1,383,033	—
Cambodia	297,189	—	297,189	—
Canada	49,396,209	49,236,997	143,344	15,868
China	582,545	117,461	465,084	—
Cyprus	21,921	—	21,921	—
Denmark	12,134,302	—	12,134,302	—
Faeroe Islands	178,335	—	178,335	—
Finland	15,611,226	—	15,610,899	327
France	33,155,212	—	33,155,212	—
Gabon	37,161	—	37,161	—
Georgia	461,689	—	461,689	—
Germany	36,162,301	—	36,162,301	—
Gibraltar	170,542	—	170,542	—
Greece	88	—	—	88
Greenland	2,028	—	2,028	—

       79

	Total value at 11-30-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Guernsey, Channel Islands	46,213	—	46,213	—
Hong Kong	18,036,844	13,530	17,798,139	225,175
India	138,425	—	138,425	—
Ireland	5,319,481	—	5,319,481	—
Isle of Man	2,140,672	—	2,140,672	—
Israel	6,639,701	15,711	6,623,990	—
Italy	28,157,053	—	28,157,053	—
Japan	156,058,727	—	156,058,727	—
Jersey, Channel Islands	1,402,606	—	1,402,606	—
Liechtenstein	246,997	—	246,997	—
Luxembourg	1,847,469	—	1,847,469	—
Macau	90,343	—	90,343	—
Malaysia	3,051	—	—	3,051
Malta	773,019	—	773,019	—
Monaco	357,483	296,185	61,298	—
Mongolia	40,253	—	40,253	—
Netherlands	15,258,937	—	15,258,937	—
New Zealand	5,133,940	—	5,133,940	—
Norway	4,856,424	—	4,856,424	—
Peru	240,275	—	240,275	—
Philippines	30,456	—	30,456	—
Portugal	3,030,856	—	3,030,856	—
Russia	460,735	—	460,735	—
Singapore	7,616,854	—	7,582,448	34,406
South Africa	189,746	—	189,746	—
Spain	15,305,802	—	15,305,802	—
Sweden	17,887,324	—	17,887,324	—
Switzerland	29,065,310	—	29,065,310	—
United Arab Emirates	$79,508	—	$79,508	—
United Kingdom	95,866,140	—	95,865,140	$1,000
United States	878,133	$277,808	600,325	—
Preferred securities	1,828,562	—	1,828,562	—
Rights	24,930	22,141	802	1,987
Warrants	1,556	1,556	—	—
Securities lending collateral	33,319,750	33,319,750	—	—
Total investments in securities	$665,882,071	$83,703,878	$581,816,901	$361,292

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       80

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	424Q1	11/17
This report is for the information of the shareholders of John Hancock International Small Company Fund.		1/18

John Hancock

Natural Resources Fund

Quarterly portfolio holdings 11/30/17

Fund’s investments
As of 11-30-17 (unaudited)
	Shares	Value
Common stocks 98.6%		$501,448,658
(Cost $528,595,935)
Consumer staples 0.8%		4,022,809
Food products 0.8%
Adecoagro SA (A)	410,910	4,022,809
Energy 57.6%		293,074,923
Energy equipment and services 17.6%
Core Laboratories NV (B)	55,879	5,629,809
Halliburton Company	475,594	19,870,311
Independence Contract Drilling, Inc. (A)	337,823	1,199,272
NCS Multistage Holdings, Inc. (A)(B)	170,888	2,870,918
Patterson-UTI Energy, Inc.	450,345	9,722,949
ProPetro Holding Corp. (A)	474,135	8,899,514
RPC, Inc. (B)	203,648	4,895,698
Schlumberger, Ltd.	229,611	14,431,051
Select Energy Services, Inc., Class A (A)(B)	99,487	1,639,546
Solaris Oilfield Infrastructure, Inc., Class A (A)	223,414	3,619,307
TechnipFMC PLC	290,530	8,320,779
Tenaris SA, ADR	232,318	6,792,978
Weatherford International PLC (A)(B)	494,933	1,633,279
Oil, gas and consumable fuels 40.0%
Anadarko Petroleum Corp.	274,792	13,214,747
Andeavor	99,419	10,485,722
Arch Coal, Inc., Class A (B)	23,132	1,909,778
Cheniere Energy, Inc. (A)	147,828	7,143,049
Cimarex Energy Company	100,989	11,725,833
CNX Resources Corp. (A)	164,244	2,291,204
Concho Resources, Inc. (A)	138,645	19,390,890
CONSOL Energy, Inc. (A)	20,531	451,671
Continental Resources, Inc. (A)	240,611	11,388,119
Devon Energy Corp.	222,512	8,573,387
Encana Corp.	488,509	5,783,947
EOG Resources, Inc.	179,280	18,343,930
EQT Corp.	36,631	2,183,208
Kosmos Energy, Ltd. (A)(B)	311,392	2,484,908
Laredo Petroleum, Inc. (A)	552,801	5,909,443
Lekoil, Ltd. (A)	5,451,218	1,229,872
Marathon Petroleum Corp.	124,186	7,777,769
Noble Energy, Inc.	497,210	13,076,623
Pioneer Natural Resources Company	36,540	5,701,702
Range Resources Corp.	278,839	5,024,679
Royal Dutch Shell PLC, A Shares	331,644	10,604,998
Suncor Energy, Inc.	436,297	15,165,684
Targa Resources Corp.	94,490	4,100,866
Valero Energy Corp.	79,807	6,833,075
WPX Energy, Inc. (A)	1,006,662	12,754,408
Financials 0.5%		2,570,260
Capital markets 0.5%
Silver Run Acquisition Corp. II (A)	246,666	2,570,260
2	JOHN HANCOCK Natural Resources Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Industrials 1.1%		$5,422,938
Trading companies and distributors 1.1%
Univar, Inc. (A)	184,078	5,422,938
Information technology 0.7%		3,365,568
Semiconductors and semiconductor equipment 0.7%
Versum Materials, Inc.	87,645	3,365,568
Materials 37.0%		188,107,009
Chemicals 9.5%
Albemarle Corp.	40,604	5,453,929
Celanese Corp., Series A	51,778	5,552,673
DowDuPont, Inc.	104,162	7,495,498
Eastman Chemical Company	41,457	3,829,383
FMC Corp.	81,189	7,664,242
Olin Corp.	117,680	4,194,115
Potash Corp. of Saskatchewan, Inc.	222,989	4,381,734
The Chemours Company	113,199	5,818,429
Venator Materials PLC (A)	183,143	4,029,146
Metals and mining 27.5%
Agnico Eagle Mines, Ltd.	185,999	8,130,016
Alacer Gold Corp. (A)	1,504,042	2,436,498
Alcoa Corp. (A)	142,181	5,901,933
Anglo American PLC (B)	191,018	3,512,214
Arizona Mining, Inc. (A)(B)	1,018,540	2,486,843
BHP Billiton, Ltd., ADR (B)	194,425	8,078,359
China Molybdenum Company, Ltd., H Shares	5,130,680	3,225,825
Constellium NV, Class A (A)	458,694	4,862,156
First Quantum Minerals, Ltd.	858,387	9,866,976
Freeport-McMoRan, Inc. (A)	279,522	3,890,946
Glencore PLC (A)	2,686,827	12,360,314
Guyana Goldfields, Inc. (A)	922,067	3,130,375
Ivanhoe Mines, Ltd., Class A (A)	753,981	2,577,263
Kinross Gold Corp. (A)	567,335	2,360,114
Lundin Mining Corp.	1,503,274	8,762,253
Nevsun Resources, Ltd.	1,250,210	2,848,985
Newmont Mining Corp.	195,626	7,236,206
Randgold Resources, Ltd., ADR (B)	118,104	10,837,223
Reliance Steel & Aluminum Company	50,072	3,936,160
Rio Tinto PLC, ADR	177,961	8,524,332
Southern Copper Corp. (B)	209,718	8,818,642
Steel Dynamics, Inc.	204,849	7,886,687
Warrior Met Coal, Inc.	178,209	3,959,804
Wheaton Precious Metals Corp. (B)	194,336	4,057,736
Utilities 0.9%		4,885,151
Independent power and renewable electricity producers 0.9%
NextEra Energy Partners LP (B)	125,164	4,885,151

	Yield (%)	Shares	Value
Securities lending collateral 7.2%			$36,476,962
(Cost $36,477,995)
John Hancock Collateral Trust (C)	1.2290(D)	3,645,946	36,476,962
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Natural Resources Fund	3

	Yield (%)	Shares	Value
Short-term investments 2.1%			$11,007,446
(Cost $11,007,446)
Money market funds 2.1%			11,007,446
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.9925(D)	11,007,446	11,007,446

Total investments (Cost $576,081,376) 107.9%	$548,933,066
Other assets and liabilities, net (7.9%)	(40,312,802)
Total net assets 100.0%	$508,620,264

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 11-30-17. The value of securities on loan amounted to $35,625,291.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 11-30-17.
The fund had the following country composition as a percentage of net assets on 11-30-17:
United States	67.1%
Canada	13.7%
Netherlands	4.2%
United Kingdom	4.0%
Switzerland	2.7%
Jersey, Channel Islands	2.1%
Peru	1.7%
Australia	1.6%
Luxembourg	1.3%
Other countries	1.6%
TOTAL	100.0%
4	JOHN HANCOCK Natural Resources Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2017, by major security category or type:

	Total value at 11-30-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Consumer staples	$4,022,809	$4,022,809	—	—
Energy	293,074,923	281,240,053	$11,834,870	—
Financials	2,570,260	2,570,260	—	—
Industrials	5,422,938	5,422,938	—	—
Information technology	3,365,568	3,365,568	—	—
Materials	188,107,009	169,008,656	19,098,353	—
Utilities	4,885,151	4,885,151	—	—
Securities lending collateral	36,476,962	36,476,962	—	—
Short-term investments	11,007,446	11,007,446	—	—
Total investments in securities	$548,933,066	$517,999,843	$30,933,223	—

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	354Q1	11/17
This report is for the information of the shareholders of John Hancock Natural Resources Fund.		1/18

John Hancock

New Opportunities Fund

Quarterly portfolio holdings 11/30/17

Fund’s investments
As of 11-30-17 (unaudited)
	Shares	Value
Common stocks 98.3%		$589,038,347
(Cost $461,934,914)
Consumer discretionary 13.7%		81,845,870
Auto components 1.5%
Adient PLC	4,900	383,474
American Axle & Manufacturing Holdings, Inc. (A)	16,685	299,496
Cooper Tire & Rubber Company	39,740	1,460,445
Cooper-Standard Holdings, Inc. (A)	3,478	438,471
Dana, Inc.	11,958	395,092
Fox Factory Holding Corp. (A)	40,740	1,588,860
Gentex Corp.	19,866	406,856
Gentherm, Inc. (A)	3,091	111,276
Horizon Global Corp. (A)	39,920	562,872
Modine Manufacturing Company (A)	11,129	254,854
Motorcar Parts of America, Inc. (A)	3,516	91,627
Shiloh Industries, Inc. (A)	5,848	49,942
Standard Motor Products, Inc.	5,221	236,041
Stoneridge, Inc. (A)	2,327	53,102
Strattec Security Corp.	683	30,120
Superior Industries International, Inc.	3,530	58,951
The Goodyear Tire & Rubber Company	26,294	851,137
Tower International, Inc.	3,724	119,913
Visteon Corp. (A)	12,195	1,605,960
VOXX International Corp. (A)	6,716	45,333
Automobiles 0.1%
Winnebago Industries, Inc. (B)	6,297	344,761
Distributors 0.3%
Core-Mark Holding Company, Inc.	3,886	128,860
Pool Corp.	14,931	1,875,931
Weyco Group, Inc.	494	13,936
Diversified consumer services 1.1%
Adtalem Global Education, Inc. (A)	13,649	565,751
American Public Education, Inc. (A)	3,639	97,707
Ascent Capital Group, Inc., Class A (A)	1,985	23,899
Bridgepoint Education, Inc. (A)	11,918	108,811
Career Education Corp. (A)	6,782	89,997
Carriage Services, Inc.	2,792	71,531
Graham Holdings Company, Class B	1,095	638,495
Grand Canyon Education, Inc. (A)	35,781	3,397,764
Houghton Mifflin Harcourt Company (A)	10,890	106,178
K12, Inc. (A)	9,885	163,498
Regis Corp. (A)	7,003	111,698
ServiceMaster Global Holdings, Inc. (A)	29,267	1,430,571
Universal Technical Institute, Inc. (A)	5,699	20,972
Hotels, restaurants and leisure 2.0%
Ark Restaurants Corp.	197	4,809
BBX Capital Corp.	2,870	23,505
Belmond, Ltd., Class A (A)	9,083	112,629
Biglari Holdings, Inc. (A)	107	36,701
BJ's Restaurants, Inc.	1,372	49,049
Bojangles', Inc. (A)	1,550	20,848
Boyd Gaming Corp. (B)	43,660	1,392,317
Carrols Restaurant Group, Inc. (A)	3,430	45,448
2	JOHN HANCOCK New Opportunities Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Chuy's Holdings, Inc. (A)	51,632	$1,285,637
Dave & Buster's Entertainment, Inc. (A)	35,701	1,893,224
Del Frisco's Restaurant Group, Inc. (A)	5,361	78,003
Del Taco Restaurants, Inc. (A)	5,928	72,796
Drive Shack, Inc.	6,360	39,305
El Pollo Loco Holdings, Inc. (A)	2,943	31,049
Extended Stay America, Inc.	6,135	107,178
Fiesta Restaurant Group, Inc. (A)(B)	2,735	51,692
ILG, Inc.	17,285	485,536
International Game Technology PLC	33,773	928,420
J Alexander's Holdings, Inc. (A)	3,506	35,586
Kona Grill, Inc. (A)(B)	141,310	307,349
La Quinta Holdings, Inc. (A)	9,830	175,072
Luby's, Inc. (A)	6,731	18,779
Marriott Vacations Worldwide Corp.	3,660	491,355
Monarch Casino & Resort, Inc. (A)(B)	1,250	58,663
Papa John's International, Inc. (B)	14,488	846,968
Penn National Gaming, Inc. (A)	53,738	1,545,505
Potbelly Corp. (A)	4,459	57,298
RCI Hospitality Holdings, Inc.	2,292	75,476
Red Lion Hotels Corp. (A)	1,700	15,385
Red Robin Gourmet Burgers, Inc. (A)	3,142	164,641
Ruby Tuesday, Inc. (A)	17,150	40,989
Speedway Motorsports, Inc.	8,627	166,501
The Cheesecake Factory, Inc. (B)	2,057	100,875
The Marcus Corp.	3,767	105,853
The Wendy's Company	71,348	1,062,372
Zoe's Kitchen, Inc. (A)(B)	1,253	20,023
Household durables 2.2%
AV Homes, Inc. (A)	5,178	95,016
Bassett Furniture Industries, Inc.	1,320	50,688
Beazer Homes USA, Inc. (A)	55,952	1,183,944
CalAtlantic Group, Inc.	18,757	1,051,142
Cavco Industries, Inc. (A)	2,107	322,687
Century Communities, Inc. (A)	5,531	173,397
CSS Industries, Inc.	926	25,234
Emerson Radio Corp. (A)	6,514	9,185
Ethan Allen Interiors, Inc.	6,472	190,277
Flexsteel Industries, Inc.	1,332	69,264
Green Brick Partners, Inc. (A)	164	1,976
Hamilton Beach Brands Holding Company, Class A	1,238	35,382
Hamilton Beach Brands Holding Company, Class B (A)	1,238	35,382
Helen of Troy, Ltd. (A)	15,924	1,423,606
Hooker Furniture Corp.	2,702	135,100
KB Home	5,352	167,839
La-Z-Boy, Inc.	49,568	1,630,787
Libbey, Inc.	4,880	33,135
Lifetime Brands, Inc.	962	17,412
M/I Homes, Inc. (A)	2,518	91,177
MDC Holdings, Inc.	9,393	336,457
Meritage Homes Corp. (A)	4,328	237,824
PICO Holdings, Inc. (A)	5,367	70,308
PulteGroup, Inc.	38,624	1,318,237
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK New Opportunities Fund	3

	Shares	Value
Consumer discretionary (continued)
Household durables (continued)
Skyline Corp. (A)	705	$8,615
Taylor Morrison Home Corp., Class A (A)	10,635	256,942
The New Home Company, Inc. (A)	4,688	54,053
Toll Brothers, Inc.	31,553	1,588,062
TopBuild Corp. (A)	8,080	549,359
TRI Pointe Group, Inc. (A)	33,580	608,470
Tupperware Brands Corp.	18,525	1,169,298
Universal Electronics, Inc. (A)	311	16,514
William Lyon Homes, Class A (A)	6,087	181,636
ZAGG, Inc. (A)	6,430	131,494
Internet and direct marketing retail 1.3%
1-800-Flowers.com, Inc., Class A (A)	9,141	93,695
FTD Companies, Inc. (A)	6,423	43,291
Lands' End, Inc. (A)(B)	864	10,541
Liberty Expedia Holdings, Inc., Series A (A)	1,643	74,066
Liberty TripAdvisor Holdings, Inc., Class A (A)	11,022	103,056
Overstock.com, Inc. (A)(B)	3,496	164,662
Shutterfly, Inc. (A)	325	14,359
Stitch Fix, Inc., Class A (A)(B)	46,600	933,864
Wayfair, Inc., Class A (A)(B)	87,100	6,096,088
Leisure products 0.1%
Callaway Golf Company	21,696	314,809
JAKKS Pacific, Inc. (A)	3,041	7,450
Johnson Outdoors, Inc., Class A	356	26,038
Mattel, Inc. (B)	15,726	287,000
Nautilus, Inc. (A)	1,721	22,545
Vista Outdoor, Inc. (A)	7,387	106,447
Media 0.8%
A.H. Belo Corp., Class A	4,469	21,228
AMC Entertainment Holdings, Inc., Class A (B)	8,076	115,083
Ballantyne Strong, Inc. (A)	1,790	8,413
Beasley Broadcast Group, Inc., Class A	447	5,073
Entercom Communications Corp., Class A	8,436	97,858
Entravision Communications Corp., Class A	6,938	48,913
Gannett Company, Inc. (B)	24,345	278,994
Gray Television, Inc. (A)	4,409	63,490
Hemisphere Media Group, Inc. (A)(B)	1,370	15,344
IMAX Corp. (A)	2,972	75,489
John Wiley & Sons, Inc., Class A	920	54,418
Media General, Inc. (A)(C)	5,000	800
Meredith Corp. (B)	8,505	579,616
New Media Investment Group, Inc.	10,131	175,874
News Corp., Class A	22,004	355,585
News Corp., Class B	5,175	84,870
Nexstar Media Group, Inc., Class A	4,245	288,236
Reading International, Inc., Class A (A)	4,950	79,052
Salem Media Group, Inc.	4,629	22,219
Scholastic Corp.	4,728	194,415
Sinclair Broadcast Group, Inc., Class A	6,982	237,737
TEGNA, Inc.	41,248	547,773
The EW Scripps Company, Class A (A)	12,244	184,517
The Madison Square Garden Company, Class A (A)	1,365	295,727
4	JOHN HANCOCK New Opportunities Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Consumer discretionary (continued)
Media (continued)
The New York Times Company, Class A	17,105	$321,574
Time, Inc.	22,246	413,776
Townsquare Media Inc., Class A (A)	2,297	18,238
Multiline retail 0.5%
Dillard's, Inc., Class A	6,463	388,426
Fred's, Inc., Class A (B)	1,382	7,103
J.C. Penney Company, Inc. (A)(B)	40,520	134,121
Kohl's Corp.	27,684	1,328,001
Macy's, Inc.	40,825	971,635
Tuesday Morning Corp. (A)(B)	10,364	26,946
Specialty retail 3.3%
Aaron's, Inc.	9,312	351,249
Abercrombie & Fitch Company, Class A	14,123	245,175
Advance Auto Parts, Inc.	5,619	567,519
American Eagle Outfitters, Inc.	85,054	1,367,668
America's Car-Mart, Inc. (A)	2,087	96,941
Ascena Retail Group, Inc. (A)	21,015	49,175
At Home Group, Inc. (A)	4,017	110,990
AutoNation, Inc. (A)(B)	42,578	2,357,544
Barnes & Noble Education, Inc. (A)	8,317	50,235
Barnes & Noble, Inc.	11,216	77,390
Bed Bath & Beyond, Inc.	16,946	379,421
Big 5 Sporting Goods Corp. (B)	5,096	38,475
Boot Barn Holdings, Inc. (A)	3,956	58,588
Build-A-Bear Workshop, Inc. (A)	3,383	27,741
Burlington Stores, Inc. (A)	28,368	3,017,504
Caleres, Inc.	10,226	333,777
Chico's FAS, Inc.	19,236	169,662
Citi Trends, Inc.	3,147	81,161
Conn's, Inc. (A)(B)	3,027	93,534
Destination Maternity Corp. (A)	3,213	8,354
Dick's Sporting Goods, Inc.	10,229	301,346
DSW, Inc., Class A	14,835	316,431
Express, Inc. (A)	21,939	213,686
Five Below, Inc. (A)	35,727	2,207,929
Foot Locker, Inc.	15,034	644,057
Francesca's Holdings Corp. (A)	3,101	23,009
GameStop Corp., Class A (B)	19,067	357,506
Genesco, Inc. (A)	4,266	132,673
Group 1 Automotive, Inc.	2,943	238,471
Guess?, Inc. (B)	17,586	290,169
Haverty Furniture Companies, Inc.	3,731	90,104
Hibbett Sports, Inc. (A)	3,387	67,571
Kirkland's, Inc. (A)	3,512	45,691
Lithia Motors, Inc., Class A	12,308	1,443,605
MarineMax, Inc. (A)	4,644	99,149
Monro, Inc. (B)	1,837	92,677
New York & Company, Inc. (A)	2,900	6,931
Office Depot, Inc.	72,335	236,535
Penske Automotive Group, Inc.	17,522	847,364
Pier 1 Imports, Inc.	22,118	108,157
Sears Hometown and Outlet Stores, Inc. (A)	5,170	8,531
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK New Opportunities Fund	5

	Shares	Value
Consumer discretionary (continued)
Specialty retail (continued)
Shoe Carnival, Inc.	1,826	$48,900
Signet Jewelers, Ltd.	5,757	301,034
Sonic Automotive, Inc., Class A	4,036	85,765
Stage Stores, Inc. (B)	3,629	7,476
The Cato Corp., Class A	3,464	54,662
The Finish Line, Inc., Class A	8,501	91,726
The Michaels Companies, Inc. (A)	49,496	1,069,114
Tile Shop Holdings, Inc.	2,488	20,650
Tilly's, Inc., A Shares	2,881	47,537
TravelCenters of America LLC (A)	2,265	10,306
Urban Outfitters, Inc. (A)	10,025	311,978
Vitamin Shoppe, Inc. (A)	6,405	24,019
Zumiez, Inc. (A)	4,435	96,683
Textiles, apparel and luxury goods 0.5%
Crocs, Inc. (A)	7,985	87,276
Culp, Inc.	696	22,342
Deckers Outdoor Corp. (A)	6,366	475,731
Delta Apparel, Inc. (A)	522	10,571
Fossil Group, Inc. (A)(B)	9,662	68,407
G-III Apparel Group, Ltd. (A)	9,299	286,409
Iconix Brand Group, Inc. (A)	8,299	15,602
Lakeland Industries, Inc. (A)	700	9,695
Movado Group, Inc.	2,782	81,652
Oxford Industries, Inc.	19,438	1,341,222
Perry Ellis International, Inc. (A)	1,793	43,875
Ralph Lauren Corp.	1,199	114,085
Rocky Brands, Inc.	1,741	30,816
Steven Madden, Ltd. (A)	312	13,338
Superior Uniform Group, Inc.	640	16,275
Unifi, Inc. (A)	3,710	135,563
Vera Bradley, Inc. (A)	9,513	84,190
Wolverine World Wide, Inc.	13,666	395,904
Consumer staples 2.7%		16,059,210
Beverages 0.4%
Craft Brew Alliance, Inc. (A)	5,110	99,390
The Boston Beer Company, Inc., Class A (A)	13,483	2,424,918
Food and staples retailing 1.0%
Ingles Markets, Inc., Class A	2,301	63,853
Natural Grocers by Vitamin Cottage, Inc. (A)	4,972	39,080
Performance Food Group Company (A)	3,527	104,576
PriceSmart, Inc.	14,573	1,245,992
Smart & Final Stores, Inc. (A)	306,696	2,806,268
SpartanNash Company	5,433	137,727
SUPERVALU, Inc. (A)	5,816	106,316
The Andersons, Inc.	6,535	211,081
The Chefs' Warehouse, Inc. (A)(B)	3,862	78,206
United Natural Foods, Inc. (A)	9,613	461,616
US Foods Holding Corp. (A)	17,475	508,872
Village Super Market, Inc., Class A	2,255	57,841
Weis Markets, Inc.	6,029	248,214
Food products 1.1%
Alico, Inc.	490	15,705
6	JOHN HANCOCK New Opportunities Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Consumer staples (continued)
Food products (continued)
Amplify Snack Brands, Inc. (A)	58,178	$337,432
Darling Ingredients, Inc. (A)	35,705	640,905
Dean Foods Company	17,233	192,320
Farmer Brothers Company (A)	1,709	58,448
Fresh Del Monte Produce, Inc.	7,541	367,247
Hostess Brands, Inc. (A)	2,441	34,320
John B. Sanfilippo & Son, Inc.	461	27,854
Landec Corp. (A)	4,288	53,600
Limoneira Company	610	15,470
Omega Protein Corp.	3,910	85,825
Pinnacle Foods, Inc.	18,843	1,097,228
Post Holdings, Inc. (A)	8,634	685,971
Sanderson Farms, Inc. (B)	4,510	765,302
Seaboard Corp.	109	471,429
Seneca Foods Corp., Class A (A)	2,016	69,250
Snyder's-Lance, Inc.	5,294	204,772
TreeHouse Foods, Inc. (A)	31,233	1,437,343
Household products 0.1%
Central Garden & Pet Company (A)	2,475	98,084
Central Garden & Pet Company, Class A (A)	6,231	240,330
Oil-Dri Corp. of America	855	38,552
Orchids Paper Products Company (B)	1,525	20,755
Personal products 0.1%
CCA Industries, Inc. (A)	300	900
Edgewell Personal Care Company (A)	2,254	130,709
Inter Parfums, Inc.	2,346	103,928
Mannatech, Inc.	83	1,166
Natural Alternatives International, Inc. (A)	1,588	16,317
Nature's Sunshine Products, Inc.	603	7,749
Tobacco 0.0%
Alliance One International, Inc. (A)	2,000	25,800
Universal Corp.	4,134	220,549
Energy 6.8%		40,838,028
Energy equipment and services 3.7%
Archrock, Inc.	7,529	71,526
Basic Energy Services, Inc. (A)	4,652	104,065
Bristow Group, Inc.	8,986	130,836
CARBO Ceramics, Inc. (A)(B)	883	8,856
Dawson Geophysical Company (A)	5,007	24,534
Diamond Offshore Drilling, Inc. (A)(B)	7,714	123,733
Dril-Quip, Inc. (A)(B)	42,184	2,022,723
Ensco PLC, Class A (B)	68,515	367,926
Era Group, Inc. (A)	4,205	46,423
Exterran Corp. (A)	4,541	139,136
Forum Energy Technologies, Inc. (A)	71,698	1,018,112
Geospace Technologies Corp. (A)	70,976	1,039,089
Gulf Island Fabrication, Inc.	4,932	62,636
Helix Energy Solutions Group, Inc. (A)	33,628	223,626
Helmerich & Payne, Inc.	88,819	5,203,017
Hornbeck Offshore Services, Inc. (A)	3,837	14,043
Matrix Service Company (A)	6,259	107,029
McDermott International, Inc. (A)	53,275	386,777
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK New Opportunities Fund	7

	Shares	Value
Energy (continued)
Energy equipment and services (continued)
Mitcham Industries, Inc. (A)	2,782	$10,460
Nabors Industries, Ltd.	33,516	202,437
Natural Gas Services Group, Inc. (A)	70,153	1,788,902
Newpark Resources, Inc. (A)	23,543	208,356
Noble Corp. PLC (A)(B)	55,271	231,033
Nordic American Offshore, Ltd.	18	22
Oceaneering International, Inc.	109,618	2,141,936
Oil States International, Inc. (A)	87,056	2,071,933
Parker Drilling Company (A)	28,252	27,690
Patterson-UTI Energy, Inc.	29,423	635,243
PHI, Inc., Non-Voting Shares (A)	2,950	37,967
Pioneer Energy Services Corp. (A)	14,081	29,570
RigNet, Inc. (A)	1,542	24,826
Rowan Companies PLC, Class A (A)	23,903	345,876
RPC, Inc. (B)	51,893	1,247,508
SEACOR Holdings, Inc. (A)	2,696	129,004
SEACOR Marine Holdings, Inc. (A)	2,710	33,198
Superior Energy Services, Inc. (A)	88,404	853,099
Tesco Corp. (A)	11,367	46,036
TETRA Technologies, Inc. (A)	18,393	73,940
Transocean, Ltd. (A)(B)	51,909	526,357
U.S. Silica Holdings, Inc. (B)	8,605	285,428
Unit Corp. (A)	12,164	260,188
Willbros Group, Inc. (A)	11,859	15,654
Oil, gas and consumable fuels 3.1%
Abraxas Petroleum Corp. (A)	5,148	10,656
Adams Resources & Energy, Inc.	139	6,590
Antero Resources Corp. (A)(B)	44,596	847,324
Approach Resources, Inc. (A)(B)	10,446	26,115
Arch Coal, Inc., Class A (B)	2,234	184,439
Ardmore Shipping Corp. (A)	1,391	11,058
Bill Barrett Corp. (A)	20,239	118,398
Bonanza Creek Energy, Inc. (A)	1,103	30,630
Callon Petroleum Company (A)	30,124	332,569
Clean Energy Fuels Corp. (A)	23,728	53,388
Cloud Peak Energy, Inc. (A)	19,153	79,293
CNX Resources Corp. (A)	39,748	554,485
CONSOL Energy, Inc. (A)	4,969	109,307
Contango Oil & Gas Company (A)	6,165	15,043
CVR Energy, Inc.	2,574	84,041
Delek US Holdings, Inc.	14,368	477,305
Denbury Resources, Inc. (A)	19,063	33,360
DHT Holdings, Inc.	1,910	7,392
Dorian LPG, Ltd. (A)	13,491	97,405
Eclipse Resources Corp. (A)	38,947	96,589
Energen Corp. (A)	22,522	1,271,592
EnLink Midstream LLC (B)	6,506	108,650
EP Energy Corp., Class A (A)(B)	28,220	50,514
EQT Corp.	5,163	307,715
GasLog, Ltd. (B)	3,773	67,914
Green Plains, Inc.	6,351	107,014
Gulfport Energy Corp. (A)	25,742	329,498
Halcon Resources Corp. (A)(B)	5,133	36,393
8	JOHN HANCOCK New Opportunities Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Hallador Energy Company	2,552	$16,741
HollyFrontier Corp.	30,241	1,345,120
International Seaways, Inc. (A)	3,635	61,759
Matador Resources Company (A)	50,031	1,430,887
Murphy Oil Corp.	29,748	831,457
NACCO Industries, Inc., Class A	1,238	54,224
Newfield Exploration Company (A)	29,412	909,713
Oasis Petroleum, Inc. (A)	38,799	396,914
Overseas Shipholding Group, Inc., Class A (A)	6,157	17,978
Pacific Ethanol, Inc. (A)	9,266	41,697
Panhandle Oil and Gas, Inc., Class A	59	1,310
Par Pacific Holdings, Inc. (A)	2,668	55,388
Parsley Energy, Inc., Class A (A)	35,698	958,848
PBF Energy, Inc., Class A (B)	19,745	639,146
PDC Energy, Inc. (A)	9,971	458,167
Peabody Energy Corp. (A)	4,615	153,726
Penn Virginia Corp. (A)	975	33,452
QEP Resources, Inc. (A)	27,784	268,393
Range Resources Corp.	32,813	591,290
Renewable Energy Group, Inc. (A)	10,226	116,065
REX American Resources Corp. (A)	702	64,261
Ring Energy, Inc. (A)	5,870	83,237
RSP Permian, Inc. (A)	60,354	2,216,802
SandRidge Energy, Inc. (A)(B)	2,506	46,637
Scorpio Tankers, Inc.	43,154	133,777
SemGroup Corp., Class A	12,042	289,008
Ship Finance International, Ltd. (B)	1,579	24,475
SM Energy Company	17,267	356,391
SRC Energy, Inc. (A)	25,950	227,322
Stone Energy Corp. (A)	906	22,958
Teekay Tankers, Ltd., Class A (B)	8,305	13,205
Whiting Petroleum Corp. (A)	11,675	291,291
World Fuel Services Corp.	8,837	248,055
WPX Energy, Inc. (A)	52,321	662,907
Financials 22.2%		133,108,638
Banks 9.9%
1st Source Corp.	3,710	190,880
Access National Corp.	652	19,201
Allegiance Bancshares, Inc. (A)	278	11,078
American National Bankshares, Inc.	539	22,180
Ameris Bancorp	42,689	2,117,374
Arrow Financial Corp.	669	24,619
Associated Banc-Corp.	29,153	743,402
Atlantic Capital Bancshares, Inc. (A)	1,340	23,048
Banc of California, Inc. (B)	9,419	212,398
BancFirst Corp.	5,467	310,526
BancorpSouth Bank	10,491	348,826
Bank of Commerce Holdings	3,052	36,929
Bank of Florida Corp. (A)(C)	2,087	0
Bank of Marin Bancorp	404	28,462
Bank of the Ozarks	28,836	1,390,472
BankUnited, Inc.	34,004	1,265,969
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK New Opportunities Fund	9

	Shares	Value
Financials (continued)
Banks (continued)
Banner Corp.	6,565	$378,078
Bar Harbor Bankshares	1,380	39,330
Berkshire Hills Bancorp, Inc.	6,574	253,428
Blue Hills Bancorp, Inc.	5,836	124,599
BOK Financial Corp.	2,915	259,435
Boston Private Financial Holdings, Inc.	17,266	282,299
Bridge Bancorp, Inc.	1,799	64,674
Brookline Bancorp, Inc.	15,012	241,693
Bryn Mawr Bank Corp.	3,768	166,357
C&F Financial Corp.	568	34,080
Camden National Corp.	3,571	163,159
Capital Bank Financial Corp., Class A	4,864	203,072
Capital City Bank Group, Inc.	2,956	74,728
Carolina Financial Corp.	1,144	44,216
CenterState Bank Corp.	1,738	47,152
Central Pacific Financial Corp.	5,713	183,959
Central Valley Community Bancorp	310	6,349
Century Bancorp, Inc., Class A	234	20,077
Chemical Financial Corp.	10,088	568,862
CIT Group, Inc.	22,052	1,099,072
Citizens & Northern Corp.	2,868	73,536
City Holding Company	1,726	122,926
CNB Financial Corp.	1,853	52,773
CoBiz Financial, Inc.	1,387	29,377
Columbia Banking System, Inc.	13,609	627,375
Community Bank System, Inc.	6,955	385,168
Community Trust Bancorp, Inc.	4,066	202,284
ConnectOne Bancorp, Inc.	5,707	154,945
Customers Bancorp, Inc. (A)	5,031	136,340
Enterprise Bancorp, Inc.	213	7,958
Enterprise Financial Services Corp.	3,478	157,380
Equity Bancshares, Inc., Class A (A)	677	23,404
Farmers Capital Bank Corp.	346	14,255
Farmers National Banc Corp.	6,173	93,521
FCB Financial Holdings, Inc., Class A (A)	5,295	279,841
Fidelity Southern Corp.	5,962	131,462
Financial Institutions, Inc.	3,379	111,676
First Bancorp (NC)	4,210	159,559
First BanCorp (PR) (A)	49,299	245,509
First Bancorp, Inc. (ME)	1,246	38,601
First Busey Corp.	1,903	60,572
First Citizens BancShares, Inc., Class A	1,251	533,539
First Commonwealth Financial Corp.	18,527	279,758
First Community Bancshares, Inc.	4,116	123,480
First Connecticut Bancorp, Inc.	3,354	89,049
First Financial Bancorp	11,670	330,845
First Financial Corp.	1,254	60,443
First Financial Northwest, Inc.	2,061	34,934
First Foundation, Inc. (A)	2,051	39,113
First Internet Bancorp	516	20,563
First Interstate BancSystem, Inc., Class A	7,530	298,941
First Merchants Corp.	4,028	176,426
First Mid-Illinois Bancshares, Inc.	396	15,947
10	JOHN HANCOCK New Opportunities Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
First Midwest Bancorp, Inc.	15,733	$392,853
Flushing Financial Corp.	6,384	180,540
FNB Corp.	50,575	717,659
Franklin Financial Network, Inc. (A)	1,314	45,924
Fulton Financial Corp.	27,402	520,638
German American Bancorp, Inc.	750	28,208
Great Southern Bancorp, Inc.	2,820	152,421
Great Western Bancorp, Inc.	41,154	1,700,483
Green Bancorp, Inc. (A)	1,168	26,163
Guaranty Bancorp	4,401	127,849
Hancock Holding Company	15,270	784,115
Hanmi Financial Corp.	6,194	196,660
HarborOne Bancorp, Inc. (A)	40,784	790,394
Heartland Financial USA, Inc.	4,743	239,522
Heritage Commerce Corp.	7,488	121,530
Heritage Financial Corp.	5,674	184,689
Hilltop Holdings, Inc.	13,802	343,256
Home BancShares, Inc.	4,752	113,098
HomeTrust Bancshares, Inc. (A)	4,264	115,128
Hope Bancorp, Inc.	22,515	421,481
Horizon Bancorp	4,125	113,438
IBERIABANK Corp.	24,429	1,899,355
Independent Bank Corp. (MA)	3,161	229,805
Independent Bank Corp. (MI)	2,100	47,040
Independent Bank Group, Inc.	3,986	274,635
International Bancshares Corp.	13,708	565,455
Investors Bancorp, Inc.	58,119	829,358
Lakeland Bancorp, Inc.	9,636	201,392
LegacyTexas Financial Group, Inc.	7,879	329,894
Macatawa Bank Corp.	7,781	79,211
MainSource Financial Group, Inc.	4,787	189,326
MB Financial, Inc.	9,908	461,217
MBT Financial Corp.	5,279	57,541
Mercantile Bank Corp.	3,166	117,490
Midland States Bancorp, Inc.	626	20,815
MidSouth Bancorp, Inc.	729	9,987
MidWestOne Financial Group, Inc.	816	29,678
National Bank Holdings Corp., Class A	5,575	189,160
National Commerce Corp. (A)	682	28,269
NBT Bancorp, Inc.	8,019	311,458
Nicolet Bankshares, Inc. (A)	356	20,630
Northrim BanCorp, Inc.	1,302	48,760
OFG Bancorp	10,217	100,127
Old National Bancorp	27,179	496,017
Old Second Bancorp, Inc.	1,554	20,901
Opus Bank (A)	6,377	177,918
Pacific Mercantile Bancorp (A)	3,866	37,114
Pacific Premier Bancorp, Inc. (A)	2,761	109,336
PacWest Bancorp	22,485	1,071,635
Paragon Commercial Corp. (A)	184	10,536
Park Sterling Corp.	12,215	157,207
Peapack Gladstone Financial Corp.	3,887	136,939
Peoples Bancorp, Inc.	3,878	131,309
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK New Opportunities Fund	11

	Shares	Value
Financials (continued)
Banks (continued)
People's United Financial, Inc.	63,089	$1,199,953
People's Utah Bancorp	572	18,018
Pinnacle Financial Partners, Inc.	48,989	3,363,095
Popular, Inc.	103,102	3,645,687
Premier Financial Bancorp, Inc.	723	14,438
Prosperity Bancshares, Inc.	13,013	911,431
QCR Holdings, Inc.	516	23,426
Renasant Corp.	7,841	337,477
Republic Bancorp, Inc., Class A	32,930	1,401,501
S&T Bancorp, Inc.	6,525	272,484
Sandy Spring Bancorp, Inc.	5,612	221,057
Seacoast Banking Corp. of Florida (A)	7,094	184,657
Shore Bancshares, Inc.	2,964	51,633
Sierra Bancorp	3,083	86,201
Simmons First National Corp., Class A	7,531	436,045
South State Corp.	3,223	296,677
Southern National Bancorp of Virginia, Inc.	2,151	36,718
Southside Bancshares, Inc.	3,275	118,555
State Bank Financial Corp.	7,920	241,085
Sterling Bancorp	12,990	329,297
Sun Bancorp, Inc.	1,294	33,062
Synovus Financial Corp.	33,570	1,666,079
TCF Financial Corp.	151,367	3,074,264
Texas Capital Bancshares, Inc. (A)	17,366	1,569,018
The Bancorp, Inc. (A)	12,147	117,461
The First of Long Island Corp.	861	25,959
Towne Bank	2,665	89,278
TriCo Bancshares	4,330	181,990
TriState Capital Holdings, Inc. (A)	6,599	159,696
Triumph Bancorp, Inc. (A)	1,158	38,504
Trustmark Corp.	13,797	468,270
Umpqua Holdings Corp.	41,890	926,188
Union Bankshares Corp.	9,095	342,791
United Bankshares, Inc.	11,630	436,707
United Community Banks, Inc.	13,366	384,139
Univest Corp. of Pennsylvania	4,542	127,630
Valley National Bancorp	34,872	414,977
Veritex Holdings, Inc. (A)	846	23,536
Washington Trust Bancorp, Inc.	852	48,436
Webster Financial Corp.	28,262	1,621,391
WesBanco, Inc.	8,417	354,103
West Bancorporation, Inc.	295	7,891
Western Alliance Bancorp (A)	28,692	1,669,301
Wintrust Financial Corp.	4,667	391,328
Capital markets 3.4%
Artisan Partners Asset Management, Inc., Class A	73,120	2,888,240
Cowen, Inc. (A)(B)	4,799	71,505
E*TRADE Financial Corp. (A)	39,883	1,919,968
GAIN Capital Holdings, Inc. (B)	171,016	1,291,171
Greenhill & Company, Inc. (B)	202,899	4,118,850
INTL. FCStone, Inc. (A)	815	35,762
Investment Technology Group, Inc.	4,951	89,068
Lazard, Ltd., Class A	25,822	1,271,734
12	JOHN HANCOCK New Opportunities Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
Legg Mason, Inc.	19,331	$772,467
OM Asset Management PLC	213,520	3,501,728
Oppenheimer Holdings, Inc., Class A	3,570	96,212
Piper Jaffray Companies	14,789	1,161,676
Pzena Investment Management, Inc., Class A	108,892	1,217,413
Stifel Financial Corp.	29,680	1,669,203
Virtus Investment Partners, Inc. (B)	563	67,588
Waddell & Reed Financial, Inc., Class A	1,742	35,363
Consumer finance 1.8%
Asta Funding, Inc. (A)	290	2,059
Consumer Portfolio Services, Inc. (A)	5,992	24,567
Encore Capital Group, Inc. (A)(B)	36,092	1,653,014
Enova International, Inc. (A)	2,936	43,600
EZCORP, Inc., Class A (A)	9,937	119,741
FirstCash, Inc.	2,328	156,907
Green Dot Corp., Class A (A)	7,226	446,567
Navient Corp.	54,891	692,176
Nelnet, Inc., Class A	6,992	374,561
Nicholas Financial, Inc. (A)	75	586
OneMain Holdings, Inc. (A)	71,962	1,857,339
PRA Group, Inc. (A)	4,656	162,029
Regional Management Corp. (A)	3,038	74,947
Santander Consumer USA Holdings, Inc.	98,327	1,695,157
SLM Corp. (A)	274,874	3,180,292
World Acceptance Corp. (A)	1,471	122,064
Diversified financial services 0.0%
Cannae Holdings, Inc. (A)	1,903	34,654
Marlin Business Services Corp.	2,737	65,277
NewStar Financial, Inc.	11,190	132,042
On Deck Capital, Inc. (A)	8,386	44,362
Tiptree, Inc.	5,585	37,420
Voya Financial, Inc.	1,843	81,461
Insurance 4.2%
Ambac Financial Group, Inc. (A)	10,609	159,772
American Equity Investment Life Holding Company	14,457	458,721
American Financial Group, Inc.	10,882	1,143,263
American National Insurance Company	3,793	475,453
AmTrust Financial Services, Inc.	11,916	114,870
Argo Group International Holdings, Ltd.	24,821	1,520,286
Aspen Insurance Holdings, Ltd.	36,000	1,476,000
Assurant, Inc.	12,509	1,261,783
Assured Guaranty, Ltd.	24,142	876,596
Atlas Financial Holdings, Inc. (A)	2,735	54,700
Axis Capital Holdings, Ltd.	16,856	883,086
Baldwin & Lyons, Inc., Class B	1,111	27,108
CNO Financial Group, Inc.	78,588	1,981,203
Donegal Group, Inc., Class A	4,807	85,132
EMC Insurance Group, Inc.	2,550	79,101
Employers Holdings, Inc.	5,979	292,971
Enstar Group, Ltd. (A)	2,157	478,099
FBL Financial Group, Inc., Class A	4,276	322,410
Federated National Holding Company	2,529	34,192
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK New Opportunities Fund	13

	Shares	Value
Financials (continued)
Insurance (continued)
First Acceptance Corp. (A)	4,470	$5,811
First American Financial Corp.	7,519	417,981
Genworth Financial, Inc., Class A (A)	24,551	83,228
Global Indemnity, Ltd. (A)	2,416	104,685
Greenlight Capital Re, Ltd., Class A (A)	7,163	158,660
Hallmark Financial Services, Inc. (A)	4,441	49,606
HCI Group, Inc.	1,413	42,489
Heritage Insurance Holdings, Inc. (B)	129,942	2,336,357
Horace Mann Educators Corp.	32,811	1,532,274
Independence Holding Company	2,216	65,815
Infinity Property & Casualty Corp.	800	86,240
Investors Title Company	98	19,698
Kemper Corp.	10,233	706,077
Maiden Holdings, Ltd.	15,149	98,469
MBIA, Inc. (A)(B)	14,918	125,610
National General Holdings Corp.	9,246	195,368
National Western Life Group, Inc., Class A	306	108,168
Old Republic International Corp.	48,302	1,012,893
ProAssurance Corp.	963	59,562
Reinsurance Group of America, Inc.	3,330	539,627
RenaissanceRe Holdings, Ltd.	7,561	1,002,967
Safety Insurance Group, Inc.	2,837	233,627
Selective Insurance Group, Inc.	7,742	473,810
State Auto Financial Corp.	8,589	239,719
Stewart Information Services Corp.	3,174	128,007
The Hanover Insurance Group, Inc.	20,577	2,214,085
The Navigators Group, Inc.	4,558	234,737
Third Point Reinsurance, Ltd. (A)	2,726	46,206
United Fire Group, Inc.	3,131	150,476
United Insurance Holdings Corp.	2,085	34,799
Validus Holdings, Ltd.	15,284	751,667
White Mountains Insurance Group, Ltd.	401	357,287
Thrifts and mortgage finance 2.9%
Bank Mutual Corp.	10,569	113,088
BankFinancial Corp.	3,904	64,377
Beneficial Bancorp, Inc.	14,158	239,978
Capitol Federal Financial, Inc.	26,428	371,578
Charter Financial Corp.	3,534	65,308
Clifton Bancorp, Inc.	5,773	99,931
Dime Community Bancshares, Inc.	7,489	165,132
ESSA Bancorp, Inc.	589	9,389
Federal Agricultural Mortgage Corp., Class C	953	70,760
First Defiance Financial Corp.	1,657	90,025
Flagstar Bancorp, Inc. (A)	42,842	1,628,424
Fs Bancorp, Inc.	206	11,742
Home Bancorp, Inc.	1,531	65,527
HomeStreet, Inc. (A)	131,798	4,019,839
Kearny Financial Corp.	16,230	240,204
Meridian Bancorp, Inc.	9,946	200,412
Meta Financial Group, Inc.	1,814	170,425
MGIC Investment Corp. (A)	160,100	2,340,662
Nationstar Mortgage Holdings, Inc. (A)	1,177	21,268
New York Community Bancorp, Inc.	68,032	907,547
14	JOHN HANCOCK New Opportunities Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Thrifts and mortgage finance (continued)
NMI Holdings, Inc., Class A (A)	11,338	$193,313
Northfield Bancorp, Inc.	10,447	185,330
Northwest Bancshares, Inc.	12,662	214,368
OceanFirst Financial Corp.	3,302	91,631
Ocwen Financial Corp. (A)	1,811	5,777
Oritani Financial Corp.	9,860	170,085
PCSB Financial Corp. (A)	65,800	1,298,234
PHH Corp. (A)	13,451	152,803
Provident Financial Holdings, Inc.	768	14,792
Provident Financial Services, Inc.	8,495	232,253
Radian Group, Inc.	121,069	2,480,704
Riverview Bancorp, Inc.	3,089	28,481
SI Financial Group, Inc.	2,817	42,537
Territorial Bancorp, Inc.	952	30,416
TierOne Corp. (A)(C)	1,301	1
Timberland Bancorp, Inc.	938	26,939
TrustCo Bank Corp.	22,326	208,748
United Community Financial Corp.	10,993	107,621
United Financial Bancorp, Inc.	11,568	215,628
Walker & Dunlop, Inc. (A)	1,711	84,318
Washington Federal, Inc.	7,608	264,758
Waterstone Financial, Inc.	5,637	106,539
Western New England Bancorp, Inc.	5,451	58,326
WSFS Financial Corp.	5,364	271,418
Health care 9.4%		56,541,869
Biotechnology 2.1%
Abeona Therapeutics, Inc. (A)(B)	23,800	411,740
Achillion Pharmaceuticals, Inc. (A)	21,103	65,841
Acorda Therapeutics, Inc. (A)	11,041	224,132
Adverum Biotechnologies, Inc. (A)	4,754	14,500
AMAG Pharmaceuticals, Inc. (A)	19,375	270,281
Amicus Therapeutics, Inc. (A)	79,709	1,109,549
Aptevo Therapeutics, Inc. (A)	4,366	13,142
Array BioPharma, Inc. (A)	97,534	1,097,258
Cascadian Therapeutics, Inc. (A)	8,383	35,712
Celldex Therapeutics, Inc. (A)	13,842	41,526
Chimerix, Inc. (A)	10,920	48,812
DBV Technologies SA, ADR (A)	37,879	865,156
Emergent BioSolutions, Inc. (A)	5,521	242,538
Global Blood Therapeutics, Inc. (A)	39,400	1,554,330
Heron Therapeutics, Inc. (A)(B)	24,004	422,470
Merrimack Pharmaceuticals, Inc.	1,741	20,126
Mirati Therapeutics, Inc. (A)	4,200	72,030
Myriad Genetics, Inc. (A)	523	18,111
Neurocrine Biosciences, Inc. (A)	46,079	3,312,619
Otonomy, Inc. (A)	6,470	34,615
PDL BioPharma, Inc. (A)	37,861	110,176
Retrophin, Inc. (A)	83,481	1,881,662
Riot Blockchain, Inc.	894	12,069
Spectrum Pharmaceuticals, Inc. (A)	3,505	68,698
United Therapeutics Corp. (A)	3,848	500,202
Versartis, Inc. (A)	5,626	10,971
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK New Opportunities Fund	15

	Shares	Value
Health care (continued)
Biotechnology (continued)
Zafgen, Inc. (A)	6,603	$25,818
Health care equipment and supplies 3.3%
ABIOMED, Inc. (A)	9,053	1,763,887
Analogic Corp.	1,119	92,653
AngioDynamics, Inc. (A)	8,363	143,676
Anika Therapeutics, Inc. (A)	756	41,671
Cardiovascular Systems, Inc. (A)	36,702	919,752
CONMED Corp.	5,155	275,793
CryoLife, Inc. (A)	6,984	142,124
Electromed, Inc. (A)	2,000	10,820
Endologix, Inc. (A)	59,005	323,937
Exactech, Inc. (A)	3,367	141,246
Globus Medical, Inc., Class A (A)	114,400	4,348,344
Haemonetics Corp. (A)	7,101	410,438
Halyard Health, Inc. (A)	9,875	479,333
Hill-Rom Holdings, Inc.	15,871	1,341,893
ICU Medical, Inc. (A)	10,140	2,163,876
Integer Holdings Corp. (A)	4,338	210,176
Invacare Corp.	8,887	155,967
Kewaunee Scientific Corp.	80	2,204
Lantheus Holdings, Inc. (A)	55,028	1,232,627
LivaNova PLC (A)	1,326	115,601
MedCath Corp. (A)(C)	4,104	2,052
Merit Medical Systems, Inc. (A)	8,360	363,242
Natus Medical, Inc. (A)	1,298	51,985
Nevro Corp. (A)(B)	12,339	923,204
Nuvectra Corp. (A)	1,446	12,869
OraSure Technologies, Inc. (A)	12,593	208,414
Orthofix International NV (A)	1,572	85,234
RTI Surgical, Inc. (A)	14,197	68,146
SeaSpine Holdings Corp. (A)	2,479	24,443
STERIS PLC	908	81,684
Surmodics, Inc. (A)	80	2,648
West Pharmaceutical Services, Inc.	16,115	1,610,372
Wright Medical Group NV (A)	97,070	2,359,772
Health care providers and services 1.3%
Acadia Healthcare Company, Inc. (A)(B)	55,908	1,779,552
Aceto Corp.	4,865	51,618
Addus HomeCare Corp. (A)	4,088	136,130
Almost Family, Inc. (A)	3,635	215,919
Brookdale Senior Living, Inc. (A)	36,757	392,932
Community Health Systems, Inc. (A)(B)	17,860	81,263
Cross Country Healthcare, Inc. (A)	2,598	35,515
Digirad Corp.	3,687	8,480
Diplomat Pharmacy, Inc. (A)	553	9,899
Envision Healthcare Corp. (A)	16,436	524,801
HealthEquity, Inc. (A)	12,035	624,255
InfuSystems Holdings, Inc. (A)	5,153	12,110
Kindred Healthcare, Inc.	17,567	129,117
LHC Group, Inc. (A)	4,190	275,576
LifePoint Health, Inc. (A)	7,421	354,724
Magellan Health, Inc. (A)	2,433	205,589
16	JOHN HANCOCK New Opportunities Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Health care (continued)
Health care providers and services (continued)
MEDNAX, Inc. (A)	11,323	$563,772
Molina Healthcare, Inc. (A)	3,935	307,874
National HealthCare Corp.	3,473	230,434
Owens & Minor, Inc.	12,316	235,728
PharMerica Corp. (A)	3,986	116,591
Quorum Health Corp. (A)	3,840	18,010
Select Medical Holdings Corp. (A)	29,108	513,756
The Ensign Group, Inc.	1,663	40,361
The Providence Service Corp. (A)	3,470	210,074
Tivity Health, Inc. (A)	7,697	283,250
Triple-S Management Corp., Class B (A)	3,548	100,834
WellCare Health Plans, Inc. (A)	1,113	237,058
Health care technology 0.7%
Allscripts Healthcare Solutions, Inc. (A)	18,961	271,142
Cotiviti Holdings, Inc. (A)	37,593	1,228,539
Evolent Health, Inc., Class A (A)(B)	5,317	68,323
HealthStream, Inc. (A)	3,555	84,538
HMS Holdings Corp. (A)	12,332	203,848
Medidata Solutions, Inc. (A)	32,554	2,169,399
Life sciences tools and services 0.6%
Bruker Corp.	31,627	1,112,638
Cambrex Corp. (A)	22,093	1,079,243
Harvard Bioscience, Inc. (A)	7,918	26,129
INC Research Holdings, Inc., Class A (A)	40,631	1,556,167
Luminex Corp.	10,178	217,402
Pharmaceuticals 1.4%
Amphastar Pharmaceuticals, Inc. (A)	10,777	211,121
ANI Pharmaceuticals, Inc. (A)	337	23,964
Catalent, Inc. (A)	49,792	1,981,224
Collegium Pharmaceutical, Inc. (A)(B)	31,300	540,238
Cumberland Pharmaceuticals, Inc. (A)	631	4,613
Depomed, Inc. (A)	7,262	49,817
Endo International PLC (A)	30,559	224,303
Horizon Pharma PLC (A)	31,505	453,042
Impax Laboratories, Inc. (A)	62,123	1,034,348
Intra-Cellular Therapies, Inc. (A)	3,081	47,756
Lannett Company, Inc. (A)	14,300	378,235
Mallinckrodt PLC (A)(B)	24,263	529,419
Melinta Therapeutics, Inc. (A)	2,643	44,931
Phibro Animal Health Corp., Class A	30,701	1,065,325
Prestige Brands Holdings, Inc. (A)	3,307	149,476
Sucampo Pharmaceuticals, Inc., Class A (A)	26,236	333,197
Supernus Pharmaceuticals, Inc. (A)	29,695	1,122,471
Taro Pharmaceutical Industries, Ltd. (A)(B)	388	41,632
Industrials 20.7%		123,980,429
Aerospace and defense 1.7%
AAR Corp.	4,513	187,651
Aerovironment, Inc. (A)	2,142	97,632
Arotech Corp. (A)	2,211	8,512
Astronics Corp. (A)	403	16,720
BWX Technologies, Inc.	28,263	1,765,024
CPI Aerostructures, Inc. (A)	1,951	17,949
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK New Opportunities Fund	17

	Shares	Value
Industrials (continued)
Aerospace and defense (continued)
Cubic Corp.	25,315	$1,568,264
Curtiss-Wright Corp.	3,049	378,686
Ducommun, Inc. (A)	2,464	68,918
Engility Holdings, Inc. (A)	4,506	131,530
Esterline Technologies Corp. (A)	6,456	457,408
HEICO Corp.	29,894	2,701,222
KLX, Inc. (A)	11,962	671,188
Maxar Technologies Ltd.	4,090	257,302
Mercury Systems, Inc. (A)	6,789	354,318
Moog, Inc., Class A (A)	4,966	417,690
National Presto Industries, Inc.	434	45,006
Orbital ATK, Inc.	384	50,665
SIFCO Industries, Inc. (A)	400	2,960
Sparton Corp. (A)	1,001	23,223
Teledyne Technologies, Inc. (A)	1,825	339,888
The KeyW Holding Corp. (A)(B)	5,826	31,985
Triumph Group, Inc.	8,670	267,903
Vectrus, Inc. (A)	2,461	79,318
Wesco Aircraft Holdings, Inc. (A)	14,615	108,151
Air freight and logistics 0.7%
Air Transport Services Group, Inc. (A)	12,846	311,516
Atlas Air Worldwide Holdings, Inc. (A)	4,648	268,422
Echo Global Logistics, Inc. (A)	6,101	164,727
Forward Air Corp.	25,228	1,435,473
Hub Group, Inc., Class A (A)	7,136	341,101
Radiant Logistics, Inc. (A)	11,599	55,791
XPO Logistics, Inc. (A)(B)	17,902	1,414,795
Airlines 1.1%
Alaska Air Group, Inc.	352	24,348
Allegiant Travel Company (B)	24,400	3,708,800
Copa Holdings SA, Class A	2,578	345,942
Hawaiian Holdings, Inc.	2,038	87,940
JetBlue Airways Corp. (A)	60,839	1,306,213
SkyWest, Inc.	8,443	439,458
Spirit Airlines, Inc. (A)	13,436	572,777
Building products 1.1%
Alpha Pro Tech, Ltd. (A)	4,132	16,735
Apogee Enterprises, Inc.	24,750	1,238,243
Armstrong Flooring, Inc. (A)	4,595	80,504
CSW Industrials, Inc. (A)	1,464	70,418
Gibraltar Industries, Inc. (A)	5,312	174,765
Griffon Corp.	6,903	161,185
Insteel Industries, Inc.	3,280	90,364
Masonite International Corp. (A)	160	11,784
Owens Corning	14,337	1,266,674
Quanex Building Products Corp.	7,897	172,944
Simpson Manufacturing Company, Inc.	10,069	603,838
Trex Company, Inc. (A)	15,781	1,858,371
Universal Forest Products, Inc.	13,017	509,746
USG Corp. (A)	10,235	389,032
Commercial services and supplies 2.3%
ABM Industries, Inc.	41,435	1,773,418
18	JOHN HANCOCK New Opportunities Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Industrials (continued)
Commercial services and supplies (continued)
ACCO Brands Corp. (A)	25,103	$330,104
Acme United Corp.	300	6,787
AMREP Corp. (A)	120	834
ARC Document Solutions, Inc. (A)	10,357	28,585
Brady Corp., Class A	5,190	202,929
CECO Environmental Corp.	7,708	41,700
Civeo Corp. (A)	13,198	27,584
Clean Harbors, Inc. (A)	6,225	335,279
Ennis, Inc.	4,732	100,082
Essendant, Inc.	8,722	82,074
Fuel Tech, Inc. (A)	2,200	2,090
Heritage-Crystal Clean, Inc. (A)	5,154	98,699
Hudson Technologies, Inc. (A)	3,821	21,933
InnerWorkings, Inc. (A)	13,835	150,110
LSC Communications, Inc.	2,388	39,068
Matthews International Corp., Class A	600	33,990
McGrath RentCorp	5,512	263,474
Mobile Mini, Inc.	36,348	1,304,893
NL Industries, Inc. (A)	3,790	58,177
Quad/Graphics, Inc.	453	10,197
Ritchie Brothers Auctioneers, Inc.	61,800	1,637,700
SP Plus Corp. (A)	5,544	217,325
Steelcase, Inc., Class A	6,197	94,194
Team, Inc. (A)(B)	314,665	4,326,644
Tetra Tech, Inc.	11,544	577,200
Viad Corp.	4,281	246,586
Virco Manufacturing Corp. (A)	700	3,885
VSE Corp.	2,544	121,527
Waste Connections, Inc.	23,025	1,584,811
Construction and engineering 2.1%
AECOM (A)	79,478	2,980,425
Aegion Corp. (A)	3,300	91,179
Chicago Bridge & Iron Company NV (B)	14,277	233,001
Dycom Industries, Inc. (A)	23,998	2,576,665
EMCOR Group, Inc.	3,537	285,683
Granite Construction, Inc.	8,849	587,308
Great Lakes Dredge & Dock Corp. (A)	12,708	63,540
Jacobs Engineering Group, Inc.	23,104	1,516,316
KBR, Inc.	25,680	481,500
Layne Christensen Company (A)	3,480	45,136
MasTec, Inc. (A)	9,715	435,718
MYR Group, Inc. (A)	3,816	135,697
Northwest Pipe Company (A)	2,660	48,492
NV5 Global, Inc. (A)	1,255	69,590
Orion Group Holdings, Inc. (A)	6,438	50,023
Primoris Services Corp.	49,682	1,390,599
Quanta Services, Inc. (A)	29,835	1,130,747
Sterling Construction Company, Inc. (A)	5,962	102,248
The Goldfield Corp. (A)	5,897	25,652
Tutor Perini Corp. (A)	8,194	206,489
Electrical equipment 1.4%
Allied Motion Technologies, Inc.	304	9,701
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK New Opportunities Fund	19

	Shares	Value
Industrials (continued)
Electrical equipment (continued)
AZZ, Inc.	5,848	$281,289
Babcock & Wilcox Enterprises, Inc. (A)(B)	11,744	55,197
Broadwind Energy, Inc. (A)	3,229	7,588
Encore Wire Corp.	4,077	189,988
EnerSys	15,352	1,060,670
FuelCell Energy, Inc. (A)(B)	4,647	7,946
Generac Holdings, Inc. (A)	52,774	2,594,898
LSI Industries, Inc.	5,767	40,311
Powell Industries, Inc.	93,666	2,629,205
Preformed Line Products Company	760	63,452
Regal Beloit Corp.	8,269	636,300
Thermon Group Holdings, Inc. (A)	35,391	823,195
Ultralife Corp. (A)	3,715	24,333
Industrial conglomerates 0.0%
Carlisle Companies, Inc.	458	52,656
Raven Industries, Inc.	3,798	145,084
Machinery 4.2%
Actuant Corp., Class A	12,814	338,290
AGCO Corp.	9,549	675,878
Alamo Group, Inc.	2,900	342,055
Albany International Corp., Class A	37,549	2,429,420
American Railcar Industries, Inc.	3,956	160,297
ARC Group Worldwide, Inc. (A)	4,288	9,648
Astec Industries, Inc.	5,500	304,535
Barnes Group, Inc.	7,035	466,209
Briggs & Stratton Corp.	4,656	115,934
Chart Industries, Inc. (A)	7,453	362,812
CIRCOR International, Inc.	3,781	183,152
Colfax Corp. (A)	20,232	753,844
Columbus McKinnon Corp.	4,693	187,438
Commercial Vehicle Group, Inc. (A)	3,751	41,786
DMC Global, Inc.	1,881	37,902
Douglas Dynamics, Inc.	690	28,118
ESCO Technologies, Inc.	6,035	394,387
Federal Signal Corp.	12,553	269,890
Franklin Electric Company, Inc.	4,912	227,426
FreightCar America, Inc.	2,894	48,532
Gencor Industries, Inc. (A)	2,851	51,318
Graco, Inc.	9,871	1,298,925
Graham Corp.	1,098	21,784
Hardinge, Inc.	2,984	50,907
Hurco Companies, Inc.	1,523	67,926
Hyster-Yale Materials Handling, Inc.	3,075	260,852
ITT, Inc.	7,250	392,950
John Bean Technologies Corp.	17,394	2,082,932
Key Technology, Inc. (A)	105	1,782
LB Foster Company, Class A (A)	2,444	56,456
Lydall, Inc. (A)	646	35,562
Miller Industries, Inc.	1,559	43,496
NN, Inc.	6,386	178,489
Oshkosh Corp.	306	27,552
Park-Ohio Holdings Corp.	3,122	145,173
20	JOHN HANCOCK New Opportunities Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Industrials (continued)
Machinery (continued)
Perma-Pipe International Holdings, Inc. (A)	780	$7,020
Rexnord Corp. (A)	1,927	48,021
Spartan Motors, Inc.	7,931	126,499
SPX Corp. (A)	60,400	1,926,156
SPX FLOW, Inc. (A)	4,776	213,822
Sun Hydraulics Corp.	26,401	1,601,485
Terex Corp.	8,116	379,504
The Eastern Company	366	10,541
The Greenbrier Companies, Inc. (B)	48,100	2,405,000
The Manitowoc Company, Inc. (A)	8,254	331,626
Titan International, Inc.	216,634	2,593,109
TriMas Corp. (A)	9,071	234,939
Trinity Industries, Inc.	33,489	1,193,883
Twin Disc, Inc. (A)	2,590	72,779
Wabash National Corp.	13,255	267,088
Watts Water Technologies, Inc., Class A	631	46,946
Woodward, Inc.	22,396	1,732,331
Marine 0.2%
Costamare, Inc.	6,646	38,215
Eagle Bulk Shipping, Inc. (A)	2,471	10,798
Kirby Corp. (A)	10,837	729,330
Matson, Inc.	6,855	199,960
Scorpio Bulkers, Inc.	5,915	42,588
Professional services 1.6%
Acacia Research Corp. (A)	5,327	22,373
CBIZ, Inc. (A)	9,216	135,936
Cogint, Inc. (A)	2,724	11,577
CRA International, Inc.	2,047	92,524
Exponent, Inc.	24,842	1,875,571
Forrester Research, Inc.	37,385	1,736,533
Franklin Covey Company (A)	2,454	49,325
FTI Consulting, Inc. (A)	7,401	318,317
GP Strategies Corp. (A)	1,722	39,606
Heidrick & Struggles International, Inc.	2,461	61,525
Hill International, Inc. (A)	4,471	25,485
Huron Consulting Group, Inc. (A)	5,009	204,868
ICF International, Inc. (A)	4,397	237,658
Kelly Services, Inc., Class A	5,734	167,146
Korn/Ferry International	13,401	587,500
ManpowerGroup, Inc.	4,599	592,811
Mistras Group, Inc. (A)	3,054	70,089
Navigant Consulting, Inc. (A)	10,842	208,058
On Assignment, Inc. (A)	7,649	489,230
RCM Technologies, Inc. (A)	100	673
Resources Connection, Inc.	8,503	136,473
RPX Corp.	8,426	111,139
TrueBlue, Inc. (A)	3,178	90,414
Volt Information Sciences, Inc. (A)	619	2,352
WageWorks, Inc. (A)	32,927	2,112,267
Road and rail 1.5%
AMERCO	1,947	721,694
ArcBest Corp.	2,704	102,346
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK New Opportunities Fund	21

	Shares	Value
Industrials (continued)
Road and rail (continued)
Celadon Group, Inc.	3,897	$30,007
Covenant Transportation Group, Inc., Class A (A)	1,862	55,786
Genesee & Wyoming, Inc., Class A (A)	9,633	759,273
Hertz Global Holdings, Inc. (A)	3,506	66,439
Knight-Swift Transportation Holdings, Inc.	60,160	2,567,629
Marten Transport, Ltd.	5,568	112,195
Old Dominion Freight Line, Inc.	12,769	1,650,266
P.A.M. Transportation Services, Inc. (A)	629	24,141
Patriot Transportation Holding, Inc. (A)	22	385
Roadrunner Transportation Systems, Inc. (A)	10,106	86,507
Ryder System, Inc.	10,657	878,989
Saia, Inc. (A)	6,075	399,735
Universal Logistics Holdings, Inc.	53,973	1,260,270
USA Truck, Inc. (A)	1,015	19,001
Werner Enterprises, Inc.	16,797	641,645
Trading companies and distributors 2.8%
Air Lease Corp.	54,551	2,362,058
Aircastle, Ltd.	12,620	309,190
Beacon Roofing Supply, Inc. (A)	394	25,248
BMC Stock Holdings, Inc. (A)	4,561	105,359
CAI International, Inc. (A)	4,598	157,482
DXP Enterprises, Inc. (A)	868	24,130
GATX Corp.	8,253	521,177
GMS, Inc. (A)	763	28,468
Houston Wire & Cable Company (A)	3,838	26,098
Huttig Building Products, Inc. (A)	5,749	39,208
Kaman Corp.	5,529	329,860
Lawson Products, Inc. (A)	1,231	31,698
MRC Global, Inc. (A)	142,889	2,244,786
Nexeo Solutions, Inc. (A)	1,437	11,395
NOW, Inc. (A)	122,349	1,262,642
Rush Enterprises, Inc., Class A (A)	2,066	100,635
Rush Enterprises, Inc., Class B (A)	7,059	324,643
SiteOne Landscape Supply, Inc. (A)	40,399	3,021,037
Titan Machinery, Inc. (A)(B)	113,333	2,153,327
Triton International, Ltd. (A)	8,508	336,662
Univar, Inc. (A)	40,427	1,190,979
Veritiv Corp. (A)	3,711	101,125
WESCO International, Inc. (A)	34,082	2,234,075
Willis Lease Finance Corp. (A)	281	7,373
Information technology 14.1%		84,619,996
Communications equipment 0.6%
ADTRAN, Inc.	18,791	434,072
ARRIS International PLC (A)	24,055	720,928
Black Box Corp.	3,990	14,165
Calix, Inc. (A)	11,252	74,263
Clearfield, Inc. (A)	1,400	20,440
Communications Systems, Inc.	1,201	4,588
Comtech Telecommunications Corp.	5,270	114,201
Digi International, Inc. (A)	6,849	70,202
EchoStar Corp., Class A (A)	9,827	588,146
Finisar Corp. (A)	17,657	353,317
22	JOHN HANCOCK New Opportunities Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Information technology (continued)
Communications equipment (continued)
Harmonic, Inc. (A)	18,372	$77,162
Infinera Corp. (A)	16,519	119,598
KVH Industries, Inc. (A)	4,329	46,753
NETGEAR, Inc. (A)	7,162	368,843
NetScout Systems, Inc. (A)	11,270	349,934
Network-1 Technologies, Inc.	3,000	7,200
Optical Cable Corp. (A)	100	250
RELM Wireless Corp.	877	3,289
Ribbon Communications, Inc. (A)	5,886	45,734
TESSCO Technologies, Inc.	1,368	23,256
Viavi Solutions, Inc. (A)	2,837	26,583
Electronic equipment, instruments and components 4.4%
ADDvantage Technologies Group, Inc. (A)	471	692
Anixter International, Inc. (A)	5,087	363,721
Arrow Electronics, Inc. (A)	19,434	1,568,907
Avnet, Inc.	25,742	1,065,976
AVX Corp.	29,162	528,999
Bel Fuse, Inc., Class B	2,040	54,774
Belden, Inc.	14,795	1,252,989
Benchmark Electronics, Inc. (A)	5,221	159,241
Coherent, Inc. (A)	7,568	2,209,553
CTS Corp.	3,537	96,383
Daktronics, Inc.	10,214	97,850
Electro Scientific Industries, Inc. (A)	7,267	173,899
ePlus, Inc. (A)	2,780	225,736
Fabrinet (A)	7,352	234,602
FARO Technologies, Inc. (A)	3,814	199,472
FLIR Systems, Inc.	31,275	1,456,790
II-VI, Inc. (A)	12,673	600,700
Insight Enterprises, Inc. (A)	3,585	139,815
Jabil, Inc.	36,327	1,048,034
KEMET Corp. (A)	7,514	115,866
Key Tronic Corp. (A)	1,300	9,841
Kimball Electronics, Inc. (A)	7,326	152,747
Knowles Corp. (A)	19,304	304,810
Methode Electronics, Inc.	700	32,970
MTS Systems Corp.	62,450	3,490,955
Napco Security Technologies, Inc. (A)	2,368	23,680
National Instruments Corp.	28,423	1,249,191
Novanta, Inc. (A)	8,026	386,051
OSI Systems, Inc. (A)	1,622	140,563
PAR Technology Corp. (A)	3,623	31,593
Park Electrochemical Corp.	4,708	89,923
PC Connection, Inc.	4,089	112,079
PCM, Inc. (A)	2,932	28,880
Plexus Corp. (A)	7,200	450,072
Richardson Electronics, Ltd.	1,362	9,071
Rogers Corp. (A)	3,108	500,699
Sanmina Corp. (A)	14,021	476,714
ScanSource, Inc. (A)	6,103	219,708
SYNNEX Corp.	6,209	845,666
Systemax, Inc.	4,305	131,303
Tech Data Corp. (A)	17,431	1,685,578
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK New Opportunities Fund	23

	Shares	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
TTM Technologies, Inc. (A)	23,232	$379,379
VeriFone Systems, Inc. (A)	8,583	148,829
Vishay Intertechnology, Inc. (B)	30,433	666,483
Vishay Precision Group, Inc. (A)	1,509	41,799
Zebra Technologies Corp., Class A (A)	29,530	3,257,750
Internet software and services 1.0%
Actua Corp. (A)	10,320	159,960
Bazaarvoice, Inc. (A)	2,860	15,587
Blucora, Inc. (A)	11,765	241,771
Cars.com, Inc. (A)	13,349	323,580
DHI Group, Inc. (A)	9,726	17,993
Instructure, Inc. (A)	35,674	1,239,672
Internap Corp. (A)(B)	2,036	36,261
Leaf Group, Ltd. (A)	3,295	27,184
Limelight Networks, Inc. (A)	1,035	5,030
Liquidity Services, Inc. (A)	4,025	23,144
LogMeIn, Inc.	22,137	2,634,303
Marchex, Inc., Class B (A)	8,477	27,974
Mimecast, Ltd. (A)	33,627	1,022,261
Reis, Inc.	300	6,510
TechTarget, Inc. (A)	7,201	100,742
The Meet Group, Inc. (A)	14,733	37,422
XO Group, Inc. (A)	3,252	62,861
YuMe, Inc.	7,938	28,259
IT services 2.0%
Acxiom Corp. (A)	16,959	462,133
Blackhawk Network Holdings, Inc. (A)	5,127	188,417
CACI International, Inc., Class A (A)	2,915	384,634
Cardtronics PLC, Class A (A)	5,566	104,251
Convergys Corp.	15,096	372,569
DST Systems, Inc.	2,745	171,782
EPAM Systems, Inc. (A)	24,481	2,483,353
Euronet Worldwide, Inc. (A)	12,481	1,140,139
EVERTEC, Inc.	107,600	1,495,640
ExlService Holdings, Inc. (A)	18,596	1,141,422
Genpact, Ltd.	31,848	1,026,780
Jack Henry & Associates, Inc.	10,730	1,237,384
ManTech International Corp., Class A	5,725	291,861
MAXIMUS, Inc.	16,295	1,125,659
ModusLink Global Solutions, Inc. (A)	5,824	9,551
Perficient, Inc. (A)	8,312	160,920
PRGX Global, Inc. (A)	5,022	37,916
ServiceSource International, Inc. (A)	3,275	9,399
StarTek, Inc. (A)	2,139	20,962
Sykes Enterprises, Inc. (A)	9,924	315,782
Virtusa Corp. (A)	2,616	121,252
Semiconductors and semiconductor equipment 3.0%
Alpha & Omega Semiconductor, Ltd. (A)	2,175	38,302
Amkor Technology, Inc. (A)	54,335	574,321
Amtech Systems, Inc. (A)	838	8,279
Axcelis Technologies, Inc. (A)	7,709	246,688
AXT, Inc. (A)(B)	10,605	102,338
24	JOHN HANCOCK New Opportunities Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Brooks Automation, Inc.	8,479	$211,042
Cabot Microelectronics Corp.	19,662	1,893,844
Cirrus Logic, Inc. (A)	1,673	92,417
Cohu, Inc.	3,324	75,654
Cree, Inc. (A)	20,566	730,916
CyberOptics Corp. (A)	1,507	23,961
Diodes, Inc. (A)	10,844	317,729
DSP Group, Inc. (A)	3,161	41,251
Entegris, Inc.	11,474	347,662
First Solar, Inc. (A)	2,626	163,075
FormFactor, Inc. (A)	12,721	208,624
GSI Technology, Inc. (A)	5,171	41,213
inTEST Corp. (A)	1,180	10,266
IXYS Corp. (A)	7,337	178,289
Kulicke & Soffa Industries, Inc. (A)	7,283	180,837
Lattice Semiconductor Corp. (A)	672	3,945
MACOM Technology Solutions Holdings, Inc. (A)(B)	63,650	2,074,354
Marvell Technology Group, Ltd.	16,425	366,935
Microsemi Corp. (A)	31,993	1,690,830
MKS Instruments, Inc.	4,653	438,778
Nanometrics, Inc. (A)	2,975	74,851
NeoPhotonics Corp. (A)(B)	9,309	66,094
ON Semiconductor Corp. (A)	14,691	294,995
PDF Solutions, Inc. (A)	2,866	51,846
Photronics, Inc. (A)	13,551	130,767
Power Integrations, Inc.	35,504	2,787,064
Rambus, Inc. (A)	10,667	157,872
Rudolph Technologies, Inc. (A)	7,289	177,123
Sigma Designs, Inc. (A)	8,561	50,082
Silicon Laboratories, Inc. (A)	24,481	2,230,219
SolarEdge Technologies, Inc. (A)	1,346	48,994
Synaptics, Inc. (A)	3,943	148,809
Teradyne, Inc.	31,077	1,257,686
Ultra Clean Holdings, Inc. (A)	8,161	171,218
Veeco Instruments, Inc. (A)	7,836	126,551
Xcerra Corp. (A)	12,676	125,619
Xperi Corp.	1,607	31,015
Software 2.6%
Agilysys, Inc. (A)	5,560	68,054
Asure Software, Inc. (A)	945	13,570
Aware, Inc. (A)	2,100	9,870
Blackbaud, Inc.	39,974	3,935,440
Bottomline Technologies, Inc. (A)	31,757	1,058,461
Callidus Software, Inc. (A)	59,277	1,735,334
CommVault Systems, Inc. (A)	19,206	1,035,203
HubSpot, Inc. (A)	23,235	1,880,873
MicroStrategy, Inc., Class A (A)	454	62,089
Monotype Imaging Holdings, Inc.	2,820	71,064
Seachange International, Inc. (A)	4,794	12,848
Synchronoss Technologies, Inc. (A)	3,161	31,736
Take-Two Interactive Software, Inc. (A)	19,390	2,162,955
Telenav, Inc. (A)	4,156	22,858
The Rubicon Project, Inc. (A)	7,487	13,477
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK New Opportunities Fund	25

	Shares	Value
Information technology (continued)
Software (continued)
TiVo Corp.	19,395	$345,231
Tyler Technologies, Inc. (A)	12,559	2,297,292
VASCO Data Security International, Inc. (A)	3,396	45,506
Verint Systems, Inc. (A)	5,830	255,063
Zynga, Inc., Class A (A)	93,398	382,932
Technology hardware, storage and peripherals 0.5%
Cray, Inc. (A)	5,194	118,164
Electronics For Imaging, Inc. (A)	10,653	327,686
Intevac, Inc. (A)	3,303	24,607
NCR Corp. (A)	59,400	1,858,626
Stratasys, Ltd. (A)(B)	3,294	71,743
Super Micro Computer, Inc. (A)	10,289	226,872
Xerox Corp.	10,941	324,510
Materials 4.9%		29,599,301
Chemicals 2.5%
AgroFresh Solutions, Inc. (A)	3,772	22,934
American Vanguard Corp.	6,557	130,484
Ashland Global Holdings, Inc.	9,659	714,573
Balchem Corp.	25,891	2,259,508
Cabot Corp.	1,479	90,574
Calgon Carbon Corp.	11,637	251,359
CF Industries Holdings, Inc.	7,251	271,695
FutureFuel Corp.	9,798	147,068
Hawkins, Inc.	2,504	96,028
HB Fuller Company	7,538	426,425
Huntsman Corp.	15,015	479,879
Innophos Holdings, Inc.	3,396	157,337
Innospec, Inc.	5,438	388,273
Intrepid Potash, Inc. (A)	15,267	58,320
KMG Chemicals, Inc.	2,986	162,409
Kraton Corp. (A)	7,347	345,676
Kronos Worldwide, Inc.	198	5,526
LSB Industries, Inc. (A)	5,634	50,762
Minerals Technologies, Inc.	21,427	1,552,386
Olin Corp.	9,931	353,941
Platform Specialty Products Corp. (A)	53,515	532,474
PolyOne Corp.	67,719	3,129,295
Sensient Technologies Corp.	13,773	1,067,821
Stepan Company	4,985	414,303
The Mosaic Company	54,643	1,327,278
Trecora Resources (A)	5,669	71,146
Tredegar Corp.	4,557	89,773
Tronox, Ltd., Class A	7,352	168,287
Construction materials 0.2%
Eagle Materials, Inc.	10,760	1,204,367
United States Lime & Minerals, Inc.	169	14,424
Containers and packaging 0.2%
Graphic Packaging Holding Company	74,040	1,133,552
Greif, Inc., Class A	6,030	329,057
Myers Industries, Inc.	1,165	24,873
Sonoco Products Company	614	32,855
UFP Technologies, Inc. (A)	238	6,557
26	JOHN HANCOCK New Opportunities Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Materials (continued)
Metals and mining 1.5%
Alcoa Corp. (A)	1,482	$61,518
Allegheny Technologies, Inc. (A)(B)	6,633	151,033
Ampco-Pittsburgh Corp.	2,828	40,440
Carpenter Technology Corp.	10,227	505,521
Coeur Mining, Inc. (A)	11,648	88,758
Commercial Metals Company	6,731	133,543
Ferroglobe PLC	16,014	261,348
Friedman Industries, Inc.	1,405	7,966
Haynes International, Inc.	79,131	2,535,357
Hecla Mining Company	80,940	302,716
Kaiser Aluminum Corp.	367	35,548
Materion Corp.	4,726	231,101
Olympic Steel, Inc.	2,536	50,517
Reliance Steel & Aluminum Company	43,497	3,419,299
Schnitzer Steel Industries, Inc., Class A	6,195	180,894
SunCoke Energy, Inc. (A)	14,332	163,241
Synalloy Corp.	380	4,902
TimkenSteel Corp. (A)	12,150	183,465
United States Steel Corp.	16,469	476,283
Universal Stainless & Alloy Products, Inc. (A)	1,778	37,658
Worthington Industries, Inc.	3,034	126,214
Paper and forest products 0.5%
Boise Cascade Company	2,105	81,043
Clearwater Paper Corp. (A)	3,581	169,918
Domtar Corp.	14,439	696,249
KapStone Paper and Packaging Corp.	53,986	1,200,109
Louisiana-Pacific Corp. (A)	8,650	238,827
Mercer International, Inc.	15,000	212,250
PH Glatfelter Company	4,215	87,630
Resolute Forest Products, Inc. (A)	9,005	83,296
Schweitzer-Mauduit International, Inc.	6,217	281,444
Verso Corp., Class A (A)	3,499	39,994
Real estate 2.6%		15,451,333
Equity real estate investment trusts 2.2%
Alexander & Baldwin, Inc.	7,678	223,123
Cedar Realty Trust, Inc.	201,300	1,201,761
CorEnergy Infrastructure Trust, Inc.	31,900	1,137,235
CubeSmart	42,895	1,224,223
Healthcare Trust of America, Inc., Class A	32,996	1,009,348
Hersha Hospitality Trust	109,550	1,922,603
Highwoods Properties, Inc.	21,636	1,098,892
QTS Realty Trust, Inc., Class A	27,900	1,552,914
STAG Industrial, Inc.	67,351	1,906,033
Sun Communities, Inc.	19,895	1,851,429
Real estate management and development 0.4%
Forestar Group, Inc. (A)	869	19,335
FRP Holdings, Inc. (A)	67	3,059
Kennedy-Wilson Holdings, Inc.	47,971	918,645
RE/MAX Holdings, Inc., Class A	4,025	214,734
Realogy Holdings Corp.	15,561	434,308
Tejon Ranch Company (A)	5,805	130,322
The Howard Hughes Corp. (A)	3,171	393,204
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK New Opportunities Fund	27

	Shares	Value
Real estate (continued)
Real estate management and development (continued)
The St. Joe Company (A)	11,179	$210,165
Telecommunication services 0.6%		3,302,937
Diversified telecommunication services 0.4%
ATN International, Inc.	3,724	222,546
Consolidated Communications Holdings, Inc.	4,731	66,896
Frontier Communications Corp. (B)	16,280	138,380
Hawaiian Telcom Holdco, Inc. (A)	53	1,672
IDT Corp., Class B	2,620	40,951
Iridium Communications, Inc. (A)(B)	137,561	1,698,878
ORBCOMM, Inc. (A)	16,326	175,668
Wireless telecommunication services 0.2%
Spok Holdings, Inc.	5,703	99,803
Telephone & Data Systems, Inc.	23,680	655,699
United States Cellular Corp. (A)	5,350	202,444
Utilities 0.6%		3,690,736
Gas utilities 0.3%
UGI Corp.	31,419	1,539,845
Independent power and renewable electricity producers 0.3%
Calpine Corp. (A)	72,445	1,088,124
Dynegy, Inc. (A)	28,308	343,376
NRG Energy, Inc.	12,529	346,427
Ormat Technologies, Inc.	5,439	356,526
Water utilities 0.0%

Consolidated Water Company, Ltd.	1,250	16,438
Exchange-traded funds 0.4%		$2,402,264
(Cost $2,353,384)
iShares Russell 2000 Value ETF	18,800	2,402,264

	Yield (%)	Shares	Value
Securities lending collateral 5.3%			$31,674,302
(Cost $31,675,392)
John Hancock Collateral Trust (D)	1.2290(E)	3,165,911	31,674,302
Short-term investments 1.1%			$6,991,519
(Cost $6,991,519)
Money market funds 1.1%			6,991,519
State Street Institutional Treasury Money Market Fund, Premier Class	1.0245(E)	6,862,789	6,862,789
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.9925(E)	128,730	128,730

Total investments (Cost $502,955,209) 105.1%	$630,106,432
Other assets and liabilities, net (5.1%)	(30,793,785)
Total net assets 100.0%	$599,312,647

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 11-30-17. The value of securities on loan amounted to $29,762,611.
(C)	Security is valued using significant unobservable inputs.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 11-30-17.
28	JOHN HANCOCK New Opportunities Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded funds, held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2017, by major security category or type:

	Total value at 11-30-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Consumer discretionary	$81,845,870	$81,809,688	$35,382	$800
Consumer staples	16,059,210	16,059,210	—	—
Energy	40,838,028	40,838,028	—	—
Financials	133,108,638	133,108,637	—	1
Health care	56,541,869	56,539,817	—	2,052
Industrials	123,980,429	123,980,429	—	—
Information technology	84,619,996	84,619,996	—	—
Materials	29,599,301	29,599,301	—	—
Real estate	15,451,333	15,451,333	—	—
Telecommunication services	3,302,937	3,302,937	—	—
Utilities	3,690,736	3,690,736	—	—
Exchange-traded funds	2,402,264	2,402,264	—	—
Securities lending collateral	31,674,302	31,674,302	—	—
Short-term investments	6,991,519	6,991,519	—	—
Total investments in securities	$630,106,432	$630,068,197	$35,382	$2,853

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       29

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	452Q1	11/17
This report is for the information of the shareholders of John Hancock New Opportunities Fund.		1/18

John Hancock

Redwood Fund

Quarterly portfolio holdings 11/30/17

Fund’s investments
As of 11-30-17 (unaudited)
	Shares	Value
Common stocks 105.6%		$105,248,580
(Cost $88,443,691)
Consumer discretionary 28.3%		28,200,940
Auto components 3.7%
BorgWarner, Inc.	66,500	3,702,720
Hotels, restaurants and leisure 1.4%
Las Vegas Sands Corp.	19,800	1,371,942
Internet and direct marketing retail 1.2%
The Priceline Group, Inc. (A)	700	1,217,797
Leisure products 0.2%
Mattel, Inc.	10,000	182,500
Media 10.9%
CBS Corp., Class B	25,400	1,423,924
Comcast Corp., Class A	84,200	3,160,868
Liberty Global PLC, Series C (A)	59,800	1,843,634
Time Warner, Inc.	36,500	3,340,115
Twenty-First Century Fox, Inc., Class A	35,900	1,146,646
Specialty retail 5.2%
Best Buy Company, Inc.	45,800	2,730,138
Lowe's Companies, Inc.	29,200	2,434,404
Textiles, apparel and luxury goods 5.7%
Hanesbrands, Inc.	96,000	2,005,440
Michael Kors Holdings, Ltd. (A)	62,300	3,640,812
Consumer staples 3.3%		3,346,960
Food and staples retailing 3.3%
Walgreens Boots Alliance, Inc.	46,000	3,346,960
Energy 11.2%		11,154,235
Oil, gas and consumable fuels 11.2%
Diamondback Energy, Inc. (A)	51,500	5,629,465
EOG Resources, Inc.	20,000	2,046,400
Parsley Energy, Inc., Class A (A)	129,500	3,478,370
Financials 25.7%		25,602,358
Banks 16.0%
Bank of America Corp.	81,500	2,295,855
Citigroup, Inc.	154,100	11,634,550
KeyCorp	55,300	1,049,594
Wells Fargo & Company	17,700	999,519
Capital markets 5.2%
Legg Mason, Inc.	104,000	4,155,840
TD Ameritrade Holding Corp.	20,000	1,023,400
Consumer finance 4.5%
Capital One Financial Corp.	48,300	4,443,600
Health care 8.9%		8,880,466
Biotechnology 3.9%
Celgene Corp. (A)	27,900	2,813,157
Gilead Sciences, Inc.	15,000	1,121,700
Health care providers and services 1.9%
HCA Healthcare, Inc. (A)	22,400	1,904,000
2	JOHN HANCOCK Redwood Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Health care (continued)
Pharmaceuticals 3.1%
Allergan PLC	7,800	$1,355,874
Merck & Company, Inc.	30,500	1,685,735
Industrials 6.9%		6,842,556
Airlines 6.9%
Delta Air Lines, Inc.	129,300	6,842,556
Information technology 21.3%		21,221,065
Internet software and services 3.3%
Alphabet, Inc., Class A (A)	3,200	3,315,744
Semiconductors and semiconductor equipment 5.2%
Broadcom, Ltd.	10,000	2,779,400
Cypress Semiconductor Corp.	146,700	2,348,667
QUALCOMM, Inc.	900	59,706
Software 2.5%
Microsoft Corp.	500	42,085
Nuance Communications, Inc. (A)	154,300	2,397,822
Technology hardware, storage and peripherals 10.3%
Apple, Inc.	32,600	5,602,310
HP, Inc.	103,100	2,211,495
NetApp, Inc.	43,600	2,463,836

	Yield (%)	Shares	Value
Short-term investments 15.7%			$15,659,659
(Cost $15,659,659)
Money market funds 15.7%			15,659,659
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.9925(B)	15,659,659	15,659,659

Total investments (Cost $104,103,350) 121.3%	$120,908,239
Other assets and liabilities, net (21.3%)	(21,269,170)
Total net assets 100.0%	$99,639,069

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 11-30-17.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Redwood Fund	3

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	Alphabet, Inc.	USD	850.00	Jan 2018	11	1,100	$130,864	$(207,405)
Exchange-traded	Alphabet, Inc.	USD	880.00	Apr 2018	21	2,100	207,852	(358,155)
Exchange-traded	Apple, Inc.	USD	135.00	Dec 2017	29	2,900	55,881	(106,938)
Exchange-traded	Apple, Inc.	USD	135.00	Jan 2018	37	3,700	80,731	(138,010)
Exchange-traded	Apple, Inc.	USD	135.00	Feb 2018	60	6,000	134,814	(225,900)
Exchange-traded	Apple, Inc.	USD	135.00	Sep 2018	200	20,000	558,579	(793,500)
Exchange-traded	Bank of America Corp.	USD	18.00	Jun 2018	445	44,500	266,975	(458,350)
Exchange-traded	Bank of America Corp.	USD	22.00	Jan 2019	370	37,000	219,138	(264,550)
Exchange-traded	Best Buy Company, Inc.	USD	45.00	Jun 2018	458	45,800	613,229	(763,715)
Exchange-traded	BorgWarner, Inc.	USD	45.00	Apr 2018	665	66,500	566,539	(754,775)
Exchange-traded	Broadcom, Ltd.	USD	185.00	Jan 2018	100	10,000	423,686	(931,500)
Exchange-traded	Capital One Financial Corp.	USD	72.50	Jan 2018	150	15,000	192,589	(297,375)
Exchange-traded	Capital One Financial Corp.	USD	70.00	Mar 2018	200	20,000	234,386	(444,000)
Exchange-traded	Capital One Financial Corp.	USD	72.50	Jan 2019	133	13,300	249,630	(307,563)
Exchange-traded	CBS Corp.	USD	50.00	Jun 2018	254	25,400	199,121	(205,740)
Exchange-traded	Celgene Corp.	USD	100.00	Jan 2018	279	27,900	723,699	(140,895)
Exchange-traded	Citigroup, Inc.	USD	65.00	Sep 2018	1,541	154,100	1,936,901	(1,999,443)
Exchange-traded	Comcast Corp.	USD	33.75	Jan 2018	842	84,200	395,696	(355,745)
Exchange-traded	Cypress Semiconductor Corp.	USD	11.00	Jan 2018	725	72,500	240,663	(362,500)
Exchange-traded	Cypress Semiconductor Corp.	USD	12.00	Mar 2018	742	74,200	272,277	(304,220)
Exchange-traded	Delta Air Lines, Inc.	USD	40.00	Jan 2018	1,293	129,300	1,682,104	(1,709,993)
Exchange-traded	Diamondback Energy, Inc.	USD	90.00	Jun 2018	515	51,500	1,135,012	(1,181,925)
Exchange-traded	EOG Resources, Inc.	USD	80.00	Jan 2018	200	20,000	450,934	(447,000)
Exchange-traded	Gilead Sciences, Inc.	USD	67.50	Feb 2018	150	15,000	137,541	(122,250)
Exchange-traded	Hanesbrands, Inc.	USD	21.00	Apr 2018	960	96,000	381,071	(153,600)
Exchange-traded	HCA Healthcare, Inc.	USD	72.50	Mar 2018	224	22,400	230,065	(328,160)
Exchange-traded	HP, Inc.	USD	17.00	Feb 2018	531	53,100	135,380	(237,623)
Exchange-traded	HP, Inc.	USD	20.00	May 2018	500	50,000	107,877	(108,750)
Exchange-traded	KeyCorp	USD	15.00	Jun 2018	553	55,300	201,817	(236,408)
Exchange-traded	Las Vegas Sands Corp.	USD	57.50	Mar 2018	198	19,800	153,834	(230,670)
Exchange-traded	Legg Mason, Inc.	USD	33.00	May 2018	1,040	104,000	683,221	(774,800)
Exchange-traded	Liberty Global PLC	USD	30.00	Jan 2018	598	59,800	198,507	(106,145)
Exchange-traded	Lowe's Companies, Inc.	USD	65.00	Jan 2018	165	16,500	141,131	(323,813)
Exchange-traded	Lowe's Companies, Inc.	USD	70.00	Apr 2018	127	12,700	70,595	(182,563)
Exchange-traded	Mattel, Inc.	USD	15.00	Jan 2018	300	30,000	34,310	(108,000)
Exchange-traded	Merck & Company, Inc.	USD	60.00	Jan 2018	305	30,500	151,569	(4,423)
Exchange-traded	Michael Kors Holdings, Ltd.	USD	32.50	Jan 2018	323	32,300	200,242	(831,725)
Exchange-traded	Michael Kors Holdings, Ltd.	USD	37.50	May 2018	300	30,000	352,179	(636,000)
Exchange-traded	Microsoft Corp.	USD	60.00	Jan 2018	5	500	4,935	(12,188)
Exchange-traded	NetApp, Inc.	USD	35.00	Mar 2018	436	43,600	268,988	(947,210)
Exchange-traded	Nuance Communications, Inc.	USD	16.00	Jan 2018	546	54,600	194,894	(30,030)
Exchange-traded	Nuance Communications, Inc.	USD	15.00	Jan 2018	550	55,000	222,171	(60,500)
Exchange-traded	Nuance Communications, Inc.	USD	14.00	Jan 2018	447	44,700	155,086	(80,460)
Exchange-traded	Parsley Energy, Inc.	USD	22.50	Mar 2018	280	28,000	166,584	(142,800)
Exchange-traded	Parsley Energy, Inc.	USD	20.00	Mar 2018	650	65,000	423,763	(471,250)
Exchange-traded	Parsley Energy, Inc.	USD	22.50	Jun 2018	365	36,500	214,787	(209,875)
Exchange-traded	QUALCOMM, Inc.	USD	55.00	Jan 2018	9	900	1,152	(10,598)
Exchange-traded	TD Ameritrade Holding Corp.	USD	40.00	Feb 2018	200	20,000	144,388	(228,000)
Exchange-traded	The Priceline Group, Inc.	USD	1,470.00	Sep 2018	7	700	235,565	(241,850)
4	JOHN HANCOCK Redwood Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Options on securities (continued)
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Exchange-traded	Time Warner, Inc.	USD	87.50	Jan 2018	365	36,500	$467,905	$(177,025)
Exchange-traded	Twenty-First Century Fox, Inc.	USD	25.00	Jan 2018	359	35,900	142,504	(238,735)
Exchange-traded	Walgreens Boots Alliance, Inc.	USD	70.00	Apr 2018	188	18,800	94,366	(116,090)
Exchange-traded	Walgreens Boots Alliance, Inc.	USD	65.00	Jan 2019	272	27,200	289,934	(313,480)
Exchange-traded	Wells Fargo & Company	USD	50.00	Sep 2018	177	17,700	128,669	(147,795)
							$17,306,330	$(20,572,013)
Puts
Exchange-traded	Cisco Systems, Inc.	USD	27.00	Jan 2018	427	42,700	$70,436	$(1,281)
Exchange-traded	Verizon Communications, Inc.	USD	43.00	Jan 2018	235	23,500	37,862	(2,115)
							$108,298	$(3,396)
							$17,414,628	$(20,575,409)

Derivatives currency abbreviations
USD	U.S. Dollar
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Redwood Fund	5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2017, all investments are categorized as Level 1 under the hierarchy described above.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended November 30, 2017, the fund wrote option contracts to gain exposure to certain securities markets, substitute for securities purchased, provide downside protection for the fund and generate premium income.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	423Q1	11/17
This report is for the information of the shareholders of John Hancock Redwood Fund.		1/18

John Hancock

Small Cap Value Fund

Quarterly portfolio holdings 11/30/17

Fund’s investments
As of 11-30-17 (unaudited)
	Shares	Value
Common stocks 96.7%		$516,823,493
(Cost $401,882,043)
Consumer discretionary 3.4%		18,139,791
Hotels, restaurants and leisure 0.5%
Dave & Buster's Entertainment, Inc. (A)	51,900	2,752,257
Household durables 2.0%
Helen of Troy, Ltd. (A)	34,840	3,114,696
TRI Pointe Group, Inc. (A)	411,490	7,456,199
Multiline retail 0.4%
Fred's, Inc., Class A (B)	369,040	1,896,866
Specialty retail 0.5%
The Cato Corp., Class A	185,030	2,919,773
Consumer staples 4.1%		22,024,345
Beverages 1.1%
C&C Group PLC	1,694,403	5,764,282
Food and staples retailing 1.2%
Smart & Final Stores, Inc. (A)	685,510	6,272,417
Food products 1.8%
Cranswick PLC	190,657	8,304,657
Post Holdings, Inc. (A)	21,183	1,682,989
Energy 4.4%		23,347,516
Energy equipment and services 1.9%
Era Group, Inc. (A)	187,775	2,073,036
SEACOR Holdings, Inc. (A)	111,568	5,338,529
SEACOR Marine Holdings, Inc. (A)	161,208	1,974,798
Tesco Corp. (A)	170,036	688,646
Oil, gas and consumable fuels 2.5%
Diamondback Energy, Inc. (A)	14,148	1,546,518
Dorian LPG, Ltd. (A)	339,700	2,452,634
Resolute Energy Corp. (A)(B)	154,780	4,631,018
RSP Permian, Inc. (A)	25,130	923,025
Scorpio Tankers, Inc.	1,199,780	3,719,312
Financials 21.6%		115,385,677
Banks 15.4%
1st Source Corp.	97,040	4,992,708
Banc of California, Inc. (B)	236,442	5,331,767
FCB Financial Holdings, Inc., Class A (A)	89,290	4,718,977
First Busey Corp.	183,540	5,842,078
First Midwest Bancorp, Inc.	427,480	10,674,176
Flushing Financial Corp.	208,648	5,900,565
Great Western Bancorp, Inc.	227,200	9,387,904
Hancock Holding Company	250,720	12,874,472
International Bancshares Corp.	221,980	9,156,675
MB Financial, Inc.	231,680	10,784,704
Union Bankshares Corp.	15,800	595,502
Webster Financial Corp.	35,986	2,064,517
Capital markets 1.0%
Ares Capital Corp.	53,090	861,120
Solar Capital, Ltd.	194,679	4,162,237
2	JOHN HANCOCK Small Cap Value Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Insurance 3.3%
Alleghany Corp. (A)	3,380	$1,976,624
Assured Guaranty, Ltd.	27,695	1,005,605
Kemper Corp.	152,560	10,526,640
Reinsurance Group of America, Inc.	16,180	2,621,969
White Mountains Insurance Group, Ltd.	1,885	1,679,516
Thrifts and mortgage finance 1.9%
Northwest Bancshares, Inc.	604,130	10,227,921
Health care 6.6%		35,624,412
Health care equipment and supplies 3.3%
Haemonetics Corp. (A)	121,140	7,001,892
ICU Medical, Inc. (A)	20,150	4,300,010
Natus Medical, Inc. (A)	89,029	3,565,611
STERIS PLC	31,160	2,803,154
Health care providers and services 1.5%
AMN Healthcare Services, Inc. (A)	63,506	3,188,001
CorVel Corp. (A)	63,740	3,521,635
Envision Healthcare Corp. (A)	43,348	1,384,102
Health care technology 1.8%
Allscripts Healthcare Solutions, Inc. (A)	689,511	9,860,007
Industrials 32.4%		173,059,409
Aerospace and defense 2.5%
Astronics Corp. (A)	54,437	2,258,591
Cubic Corp.	181,121	11,220,446
Air freight and logistics 1.2%
Forward Air Corp.	110,760	6,302,244
Building products 1.6%
Tyman PLC	1,862,987	8,545,786
Commercial services and supplies 5.5%
ACCO Brands Corp. (A)	606,990	7,981,919
Clean Harbors, Inc. (A)	20,830	1,121,904
Essendant, Inc.	243,140	2,287,947
Matthews International Corp., Class A	137,110	7,767,282
SP Plus Corp. (A)	139,558	5,470,674
Steelcase, Inc., Class A	293,790	4,465,608
Construction and engineering 0.8%
Primoris Services Corp.	155,090	4,340,969
Electrical equipment 1.6%
Thermon Group Holdings, Inc. (A)	356,288	8,287,259
Machinery 10.9%
Albany International Corp., Class A	183,900	11,898,330
CIRCOR International, Inc.	109,403	5,299,481
ESCO Technologies, Inc.	151,550	9,903,793
Luxfer Holdings PLC, ADR	334,948	4,833,300
Mueller Industries, Inc.	384,260	13,987,064
TriMas Corp. (A)	483,227	12,515,579
Professional services 7.0%
Forrester Research, Inc.	191,660	8,902,607
FTI Consulting, Inc. (A)	240,250	10,333,153
Huron Consulting Group, Inc. (A)	163,040	6,668,336
ICF International, Inc. (A)	89,930	4,860,717
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Small Cap Value Fund	3

	Shares	Value
Industrials (continued)
Professional services (continued)
Mistras Group, Inc. (A)	259,400	$5,953,230
Navigant Consulting, Inc. (A)	38,330	735,553
Trading companies and distributors 1.3%
GATX Corp. (B)	112,710	7,117,637
Information technology 7.8%		41,801,870
Electronic equipment, instruments and components 5.3%
Belden, Inc.	193,720	16,406,147
CTS Corp.	236,590	6,447,078
Keysight Technologies, Inc. (A)	46,860	2,038,410
ScanSource, Inc. (A)	93,930	3,381,480
IT services 1.6%
WNS Holdings, Ltd., ADR (A)	214,665	8,829,171
Technology hardware, storage and peripherals 0.9%
Diebold Nixdorf, Inc. (B)	244,770	4,699,584
Materials 8.3%		44,246,230
Chemicals 3.5%
Orion Engineered Carbons SA	325,820	7,966,299
Sensient Technologies Corp.	137,020	10,623,161
Containers and packaging 1.9%
Greif, Inc., Class A	185,330	10,113,458
Paper and forest products 2.9%
Deltic Timber Corp.	107,730	9,942,402
Neenah Paper, Inc.	62,650	5,600,910
Real estate 6.0%		32,053,441
Equity real estate investment trusts 6.0%
Corporate Office Properties Trust	180,540	5,477,584
DiamondRock Hospitality Company	423,162	4,735,183
Education Realty Trust, Inc.	205,896	7,529,617
Ramco-Gershenson Properties Trust	575,370	8,291,082
Summit Hotel Properties, Inc.	398,410	6,019,975
Utilities 2.1%		11,140,802
Electric utilities 0.1%
Westar Energy, Inc.	12,100	692,241
Gas utilities 2.0%
New Jersey Resources Corp.	76,510	3,412,346
Spire, Inc.	52,632	4,328,982
UGI Corp.	35,705	1,749,902
WGL Holdings, Inc.	11,324	957,331

	Yield (%)	Shares	Value
Securities lending collateral 4.2%			$22,599,076
(Cost $22,600,340)
John Hancock Collateral Trust (C)	1.2290(D)	2,258,823	22,599,076

4	JOHN HANCOCK Small Cap Value Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Par value^	Value
Short-term investments 3.0%		$15,800,000
(Cost $15,800,000)
Repurchase agreement 3.0%		15,800,000
Deutsche Bank Tri-Party Repurchase Agreement dated 11-30-17 at 1.030% to be repurchased at $15,800,452 on 12-1-17, collateralized by $15,317,035 Government National Mortgage Association, 4.500% due 4-20-47 (valued at $16,116,000, including interest)	15,800,000	15,800,000

Total investments (Cost $440,282,383) 103.9%	$555,222,569
Other assets and liabilities, net (3.9%)	(20,812,877)
Total net assets 100.0%	$534,409,692

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 11-30-17. The value of securities on loan amounted to $22,116,878.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 11-30-17.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Small Cap Value Fund	5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2017, by major security category or type:

	Total value at 11-30-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Consumer discretionary	$18,139,791	$18,139,791	—	—
Consumer staples	22,024,345	7,955,406	$14,068,939	—
Energy	23,347,516	23,347,516	—	—
Financials	115,385,677	115,385,677	—	—
Health care	35,624,412	35,624,412	—	—
Industrials	173,059,409	164,513,623	8,545,786	—
Information technology	41,801,870	41,801,870	—	—
Materials	44,246,230	44,246,230	—	—
Real estate	32,053,441	32,053,441	—	—
Utilities	11,140,802	11,140,802	—	—
Securities lending collateral	22,599,076	22,599,076	—	—
Short-term investments	15,800,000	—	15,800,000	—
Total investments in securities	$555,222,569	$516,807,844	$38,414,725	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by fund's custodian or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal

       6

amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	439Q1	11/17
This report is for the information of the shareholders of John Hancock Small Cap Value Fund.		1/18

John Hancock

Spectrum Income Fund

Quarterly portfolio holdings 11/30/17

Fund’s investments
AS OF 11-30-17
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 24.7%				$226,595,649
(Cost $224,304,865)
U.S. Government 10.2%				93,167,728
U.S. Treasury
Bond	2.500	02-15-45	770,000	720,371
Bond	2.500	02-15-46	180,000	168,026
Bond	2.500	05-15-46	12,535,000	11,693,784
Bond	2.750	08-15-42	315,000	311,727
Bond	2.750	11-15-42	595,000	588,399
Bond	2.750	08-15-47	1,650,000	1,619,771
Bond	2.875	11-15-46	825,000	830,414
Bond	3.000	05-15-42	765,000	792,283
Bond	3.000	11-15-44	625,000	645,459
Bond (A)	3.000	05-15-45	2,885,000	2,977,748
Bond (A)	3.000	11-15-45	2,325,000	2,398,655
Bond	3.000	05-15-47	375,000	386,865
Bond	3.125	02-15-43	2,705,000	2,857,896
Bond	3.125	08-15-44	160,000	169,056
Bond	3.375	05-15-44	920,000	1,015,234
Bond	3.500	02-15-39	690,000	778,433
Bond	3.625	08-15-43	1,365,000	1,567,777
Bond	3.625	02-15-44	1,335,000	1,535,354
Bond	4.375	05-15-41	1,325,000	1,692,688
Bond	4.625	02-15-40	25,000	32,854
Bond	4.750	02-15-37	140,000	185,052
Bond	5.375	02-15-31	155,000	205,272
Bond	6.125	11-15-27	70,000	92,903
Bond (A)	6.125	08-15-29	660,000	904,948
Note	0.875	06-15-19	230,000	226,945
Note	1.000	12-15-17	50,000	49,997
Note	1.000	11-15-19	1,765,000	1,738,387
Note	1.250	05-31-19	300,000	297,809
Note	1.250	01-31-20	185,000	182,767
Note	1.375	07-31-19	145,000	144,099
Note	1.375	09-15-20	430,000	424,188
Note	1.375	05-31-21	220,000	215,359
Note	1.500	05-31-19	600,000	597,680
Note	1.500	06-15-20	300,000	297,305
Note	1.500	08-15-20	100,000	99,016
Note	1.500	08-15-26	475,000	441,453
Note	1.625	11-30-20	825,000	817,910
Note	1.625	08-15-22	780,000	763,273
Note	1.625	08-31-22	800,000	781,719
Note	1.750	11-15-20	4,260,000	4,241,529
Note	1.750	06-30-22	1,055,000	1,037,733
Note	1.750	05-15-23	1,770,000	1,729,207
Note	1.875	08-31-24	1,115,000	1,085,470
Note	2.000	10-31-22	810,000	804,811
Note	2.000	02-15-25	835,000	816,571
Note	2.000	11-15-26	75,000	72,516
Note	2.125	05-15-25	1,350,000	1,329,803
Note	2.250	02-15-27	1,660,000	1,636,267
Note	2.250	08-15-27	2,130,000	2,096,386
Note	2.375	05-15-27	740,000	736,734
Note	2.500	08-15-23	130,000	131,950
2	JOHN HANCOCK Spectrum Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government (continued)
Note	2.750	11-15-23	350,000	$359,994
Treasury Inflation Protected Security	0.125	04-15-19	2,042,709	2,033,799
Treasury Inflation Protected Security	0.125	04-15-20	2,591,350	2,579,251
Treasury Inflation Protected Security	0.125	04-15-21	3,735,585	3,709,246
Treasury Inflation Protected Security	0.125	01-15-22	3,894,914	3,870,893
Treasury Inflation Protected Security	0.125	04-15-22	4,162,179	4,123,170
Treasury Inflation Protected Security	0.125	07-15-22	1,835,018	1,826,241
Treasury Inflation Protected Security	0.125	01-15-23	902,337	891,881
Treasury Inflation Protected Security	0.125	07-15-24	1,069,845	1,051,278
Treasury Inflation Protected Security	0.125	07-15-26	2,067,050	1,998,525
Treasury Inflation Protected Security	0.250	01-15-25	208,378	205,049
Treasury Inflation Protected Security	0.375	07-15-23	23,223	23,295
Treasury Inflation Protected Security	0.375	07-15-25	880,781	875,039
Treasury Inflation Protected Security	0.375	01-15-27	202,072	198,362
Treasury Inflation Protected Security	0.375	07-15-27	514,498	505,951
Treasury Inflation Protected Security	0.625	07-15-21	450,008	457,722
Treasury Inflation Protected Security	0.625	01-15-24	820,713	831,391
Treasury Inflation Protected Security	0.625	01-15-26	1,661,816	1,673,135
Treasury Inflation Protected Security	0.625	02-15-43	119,571	112,895
Treasury Inflation Protected Security	0.750	02-15-42	363,676	354,931
Treasury Inflation Protected Security	0.750	02-15-45	163,482	157,956
Treasury Inflation Protected Security	0.875	02-15-47	117,565	117,391
Treasury Inflation Protected Security	1.000	02-15-46	257,248	264,344
Treasury Inflation Protected Security	1.125	01-15-21	1,722,157	1,771,241
Treasury Inflation Protected Security	1.250	07-15-20	2,481,285	2,558,793
Treasury Inflation Protected Security	1.375	07-15-18	17,624	17,801
Treasury Inflation Protected Security	1.375	01-15-20	357,189	366,148
Treasury Inflation Protected Security	1.375	02-15-44	62,578	69,771
Treasury Inflation Protected Security	1.750	01-15-28	155,489	172,845
Treasury Inflation Protected Security	1.875	07-15-19	700,737	722,054
Treasury Inflation Protected Security	2.125	01-15-19	969,519	989,111
Treasury Inflation Protected Security	2.125	02-15-40	364,215	461,076
Treasury Inflation Protected Security	2.125	02-15-41	218,615	278,365
Treasury Inflation Protected Security	2.500	01-15-29	160,916	192,748
Treasury Inflation Protected Security	3.375	04-15-32	79,247	108,001
Treasury Inflation Protected Security	3.875	04-15-29	200,551	270,182
U.S. Government Agency 14.5%				133,427,921
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	4.000	01-01-25	24,874	25,857
15 Yr Pass Thru	4.000	05-01-26	65,129	67,977
15 Yr Pass Thru	4.500	11-01-18	2,448	2,472
15 Yr Pass Thru	4.500	01-01-19	2,250	2,276
15 Yr Pass Thru	4.500	05-01-19	2,654	2,690
15 Yr Pass Thru	5.000	10-01-18	2,091	2,113
15 Yr Pass Thru	5.000	11-01-18	2,173	2,195
15 Yr Pass Thru	5.000	12-01-23	56,909	59,782
15 Yr Pass Thru	5.000	07-01-25	2,889	2,955
15 Yr Pass Thru	5.500	03-01-18	328	328
15 Yr Pass Thru	5.500	11-01-18	1,833	1,858
15 Yr Pass Thru	5.500	01-01-21	29,090	30,248
15 Yr Pass Thru	5.500	11-01-21	1,897	1,944
15 Yr Pass Thru	6.000	07-01-21	2,501	2,625
15 Yr Pass Thru	6.000	08-01-21	3,272	3,359
15 Yr Pass Thru	6.000	10-01-21	11,623	11,821
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Spectrum Income Fund	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
15 Yr Pass Thru	6.000	11-01-21	1,086	$1,148
15 Yr Pass Thru	6.000	08-01-22	726	765
30 Yr Pass Thru	3.000	12-01-42	109,741	110,332
30 Yr Pass Thru	3.000	12-01-42	65,783	65,633
30 Yr Pass Thru	3.000	01-01-43	536,086	538,051
30 Yr Pass Thru	3.000	02-01-43	25,187	25,130
30 Yr Pass Thru	3.000	03-01-43	18,129	18,088
30 Yr Pass Thru	3.000	04-01-43	55,291	55,165
30 Yr Pass Thru	3.000	06-01-43	32,800	32,725
30 Yr Pass Thru	3.000	09-01-43	59,519	59,384
30 Yr Pass Thru	3.000	11-01-46	948,170	948,500
30 Yr Pass Thru	3.500	09-01-42	507,564	523,392
30 Yr Pass Thru	3.500	11-01-42	179,547	185,090
30 Yr Pass Thru	3.500	01-01-44	126,527	130,433
30 Yr Pass Thru	3.500	03-01-46	392,637	431,223
30 Yr Pass Thru	3.500	05-01-46	271,664	279,542
30 Yr Pass Thru	4.000	10-01-40	12,924	13,061
30 Yr Pass Thru	4.000	11-01-40	56,442	59,132
30 Yr Pass Thru	4.000	12-01-40	181,983	189,195
30 Yr Pass Thru	4.000	02-01-41	141,201	148,322
30 Yr Pass Thru	4.000	04-01-41	123,029	129,583
30 Yr Pass Thru	4.000	12-01-41	112,987	119,007
30 Yr Pass Thru	4.500	12-01-39	372,311	398,708
30 Yr Pass Thru	4.500	05-01-40	10,249	10,999
30 Yr Pass Thru	4.500	03-01-41	3,402	3,649
30 Yr Pass Thru	4.500	04-01-41	183,788	197,129
30 Yr Pass Thru	5.000	11-01-33	9,863	10,239
30 Yr Pass Thru	5.000	12-01-35	40,570	44,159
30 Yr Pass Thru	5.000	04-01-40	88,893	97,004
30 Yr Pass Thru	5.500	10-01-38	123,505	137,527
30 Yr Pass Thru	6.000	12-01-28	1,734	1,925
30 Yr Pass Thru	6.000	10-01-32	1,295	1,463
30 Yr Pass Thru	6.000	12-01-33	30,559	30,773
30 Yr Pass Thru	6.000	09-01-34	587	666
30 Yr Pass Thru	6.000	02-01-35	9,157	10,344
30 Yr Pass Thru	6.000	09-01-35	3,287	3,715
30 Yr Pass Thru	6.500	12-01-23	32	35
30 Yr Pass Thru	6.500	02-01-24	764	836
30 Yr Pass Thru	6.500	05-01-24	1,435	1,551
30 Yr Pass Thru	6.500	04-01-31	4,739	5,387
30 Yr Pass Thru	6.500	11-01-33	6,643	7,607
30 Yr Pass Thru	7.000	02-01-24	647	712
30 Yr Pass Thru	7.000	12-01-24	67	74
30 Yr Pass Thru	7.000	04-01-32	54,122	62,883
30 Yr Pass Thru	7.000	06-01-32	897	1,054
30 Yr Pass Thru	7.000	06-01-32	395	464
30 Yr Pass Thru	7.500	05-01-24	105	118
30 Yr Pass Thru	7.500	05-01-24	332	367
30 Yr Pass Thru	7.500	05-01-24	29	33
30 Yr Pass Thru	7.500	06-01-24	146	162
30 Yr Pass Thru (1 Year CMT + 2.250%) (B)	3.413	10-01-36	13,490	14,250
30 Yr Pass Thru (12 month LIBOR + 1.591%) (B)	3.341	09-01-35	9,441	9,863
30 Yr Pass Thru (12 month LIBOR + 1.625%) (B)	3.416	06-01-38	13,458	14,075
30 Yr Pass Thru (12 month LIBOR + 1.723%) (B)	3.348	01-01-36	863	901
4	JOHN HANCOCK Spectrum Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru (12 month LIBOR + 1.725%) (B)	3.507	07-01-35	8,925	$9,287
30 Yr Pass Thru (12 month LIBOR + 1.726%) (B)	3.484	07-01-35	12,082	12,670
30 Yr Pass Thru (12 month LIBOR + 1.733% (B)	3.358	02-01-37	16,756	17,625
30 Yr Pass Thru (12 month LIBOR + 1.769%) (B)	3.393	02-01-37	9,597	10,108
30 Yr Pass Thru (12 month LIBOR + 1.775%) (B)	3.539	05-01-37	12,130	12,721
30 Yr Pass Thru (12 month LIBOR + 1.785%) (B)	3.535	09-01-32	764	802
30 Yr Pass Thru (12 month LIBOR + 1.787%) (B)	3.533	03-01-36	5,496	5,776
30 Yr Pass Thru (12 month LIBOR + 1.802%) (B)	3.483	01-01-37	4,573	4,823
30 Yr Pass Thru (12 month LIBOR + 1.900%) (B)	3.650	11-01-35	2,000	2,113
30 Yr Pass Thru (12 month LIBOR + 1.966%) (B)	3.708	11-01-36	11,246	11,869
30 Yr Pass Thru (12 month LIBOR + 2.009%) (B)	3.761	12-01-36	4,492	4,760
30 Yr Pass Thru (12 month LIBOR + 2.161%) (B)	3.836	02-01-37	18,546	19,696
Federal National Mortgage Association
15 Yr Pass Thru	2.500	05-01-30	227,438	227,980
15 Yr Pass Thru	2.500	10-01-31	213,586	213,527
15 Yr Pass Thru	2.500	05-01-32	454,475	454,635
15 Yr Pass Thru	3.000	01-01-27	124,246	126,852
15 Yr Pass Thru	3.000	11-01-27	112,566	114,928
15 Yr Pass Thru	3.000	11-01-28	36,740	37,488
15 Yr Pass Thru	3.000	10-01-30	326,736	333,283
15 Yr Pass Thru	3.000	08-01-32	504,046	513,910
15 Yr Pass Thru	3.000	10-01-32	147,477	150,340
15 Yr Pass Thru (C)	3.500	TBA	1,600,000	1,652,750
15 Yr Pass Thru	4.000	03-01-25	126,483	131,712
15 Yr Pass Thru	4.000	05-01-25	13,858	14,420
15 Yr Pass Thru	4.000	07-01-25	6,097	6,357
15 Yr Pass Thru	4.000	01-01-26	71,408	74,667
15 Yr Pass Thru	4.000	10-01-26	33,182	34,696
15 Yr Pass Thru	4.000	12-01-26	127,131	132,933
15 Yr Pass Thru	4.000	02-01-27	98,138	102,617
15 Yr Pass Thru	4.500	05-01-19	5,128	5,194
15 Yr Pass Thru	4.500	11-01-19	35,386	36,101
15 Yr Pass Thru	4.500	11-01-19	3,166	3,213
15 Yr Pass Thru	4.500	07-01-20	9,953	10,101
15 Yr Pass Thru	4.500	11-01-20	15,503	15,865
15 Yr Pass Thru	4.500	09-01-24	9,406	9,861
15 Yr Pass Thru	4.500	10-01-24	24,094	25,328
15 Yr Pass Thru	4.500	11-01-24	4,961	5,205
15 Yr Pass Thru	4.500	12-01-24	4,096	4,299
15 Yr Pass Thru	4.500	01-01-25	23,346	24,503
15 Yr Pass Thru	4.500	03-01-25	64,903	68,230
15 Yr Pass Thru	4.500	09-01-25	63,187	66,878
15 Yr Pass Thru	4.500	10-01-26	37,351	39,156
15 Yr Pass Thru	5.000	05-01-18	951	957
15 Yr Pass Thru	5.000	11-01-18	544	550
15 Yr Pass Thru	5.000	12-01-18	1,692	1,711
15 Yr Pass Thru	5.000	04-01-19	1,124	1,137
15 Yr Pass Thru	5.000	05-01-19	9,666	9,827
15 Yr Pass Thru	5.000	10-01-19	9,929	10,144
15 Yr Pass Thru	5.000	01-01-20	3,076	3,149
15 Yr Pass Thru	5.000	05-01-20	12,412	12,767
15 Yr Pass Thru	5.000	06-01-20	14,948	15,390
15 Yr Pass Thru	5.000	12-01-20	9,462	9,723
15 Yr Pass Thru	5.000	02-01-22	554	578
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Spectrum Income Fund	5

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
15 Yr Pass Thru	5.000	09-01-22	14,296	$14,765
15 Yr Pass Thru	5.000	03-01-23	3,665	3,832
15 Yr Pass Thru	5.000	05-01-23	5,244	5,479
15 Yr Pass Thru	5.000	09-01-23	14,679	15,443
15 Yr Pass Thru	5.000	09-01-23	1,478	1,535
15 Yr Pass Thru	5.000	01-01-24	52,480	55,000
15 Yr Pass Thru	5.000	09-01-25	34,967	36,403
15 Yr Pass Thru	5.500	03-01-18	46	46
15 Yr Pass Thru	5.500	05-01-18	67	67
15 Yr Pass Thru	5.500	06-01-18	86	86
15 Yr Pass Thru	5.500	10-01-18	614	616
15 Yr Pass Thru	5.500	12-01-18	437	441
15 Yr Pass Thru	5.500	02-01-19	1,240	1,260
15 Yr Pass Thru	5.500	02-01-19	1,590	1,609
15 Yr Pass Thru	5.500	03-01-19	227	232
15 Yr Pass Thru	5.500	07-01-19	875	894
15 Yr Pass Thru	5.500	08-01-19	1,739	1,762
15 Yr Pass Thru	5.500	09-01-19	601	617
15 Yr Pass Thru	5.500	10-01-19	1,097	1,126
15 Yr Pass Thru	5.500	06-01-20	4,003	4,122
15 Yr Pass Thru	5.500	07-01-20	3,572	3,670
15 Yr Pass Thru	5.500	05-01-21	11,456	11,955
15 Yr Pass Thru	5.500	01-01-22	398	416
15 Yr Pass Thru	5.500	05-01-22	1,713	1,802
15 Yr Pass Thru	5.500	06-01-22	4,342	4,566
15 Yr Pass Thru	5.500	10-01-22	1,694	1,788
15 Yr Pass Thru	5.500	05-01-23	2,733	2,895
15 Yr Pass Thru	5.500	01-01-25	23,864	24,947
15 Yr Pass Thru	6.000	03-01-21	13,115	13,655
15 Yr Pass Thru	6.000	10-01-21	31,439	33,111
15 Yr Pass Thru	6.000	11-01-21	2,404	2,542
15 Yr Pass Thru	6.000	01-01-22	3,181	3,356
15 Yr Pass Thru	6.000	09-01-22	9,618	10,251
15 Yr Pass Thru	6.000	02-01-23	27,653	29,264
15 Yr Pass Thru	6.000	03-01-23	2,339	2,478
20 Yr Pass Thru	3.000	11-01-36	639,702	643,589
20 Yr Pass Thru	3.000	12-01-36	24,581	24,908
30 Yr Pass Thru	2.500	02-01-43	162,356	157,406
30 Yr Pass Thru	2.500	03-01-43	41,962	40,683
30 Yr Pass Thru (C)	3.000	TBA	1,875,000	1,869,348
30 Yr Pass Thru	3.000	10-01-28	186,770	190,572
30 Yr Pass Thru	3.000	04-01-33	8,452	8,519
30 Yr Pass Thru	3.000	06-01-33	18,995	19,146
30 Yr Pass Thru	3.000	10-01-42	406,278	407,248
30 Yr Pass Thru	3.000	11-01-42	624,553	324,661
30 Yr Pass Thru	3.000	01-01-43	453,280	454,765
30 Yr Pass Thru	3.000	02-01-43	2,311,566	2,309,305
30 Yr Pass Thru	3.000	03-01-43	278,216	277,719
30 Yr Pass Thru	3.000	05-01-43	66,816	66,659
30 Yr Pass Thru	3.000	08-01-43	114,003	113,837
30 Yr Pass Thru	3.000	02-01-44	15,096	15,060
30 Yr Pass Thru	3.000	09-01-44	21,166	21,117
30 Yr Pass Thru	3.000	04-01-45	23,713	23,657
30 Yr Pass Thru	3.000	08-01-46	554,442	549,154
6	JOHN HANCOCK Spectrum Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	08-01-46	22,524	$22,471
30 Yr Pass Thru	3.000	09-01-46	37,396	37,308
30 Yr Pass Thru	3.000	10-01-46	687,685	687,896
30 Yr Pass Thru	3.000	10-01-46	232,257	232,328
30 Yr Pass Thru	3.000	11-01-46	235,249	235,394
30 Yr Pass Thru	3.000	11-01-46	304,434	304,527
30 Yr Pass Thru	3.000	11-01-46	2,020,397	2,015,760
30 Yr Pass Thru	3.000	11-01-46	948,243	948,534
30 Yr Pass Thru	3.000	11-01-46	200,928	200,989
30 Yr Pass Thru	3.000	11-01-46	107,902	107,969
30 Yr Pass Thru	3.000	11-01-46	48,987	49,017
30 Yr Pass Thru	3.000	11-01-46	72,801	72,834
30 Yr Pass Thru	3.000	12-01-46	58,931	58,958
30 Yr Pass Thru	3.000	12-01-46	341,550	341,708
30 Yr Pass Thru	3.000	12-01-46	225,673	225,707
30 Yr Pass Thru	3.000	12-01-46	341,007	341,324
30 Yr Pass Thru	3.000	12-01-46	206,969	207,000
30 Yr Pass Thru	3.000	01-01-47	132,336	132,397
30 Yr Pass Thru (C)	3.500	TBA	95,000	97,380
30 Yr Pass Thru	3.500	12-01-41	214,541	221,969
30 Yr Pass Thru	3.500	01-01-42	304,957	315,516
30 Yr Pass Thru	3.500	05-01-42	29,166	30,126
30 Yr Pass Thru	3.500	06-01-42	92,908	94,496
30 Yr Pass Thru	3.500	07-01-42	48,566	50,005
30 Yr Pass Thru	3.500	08-01-42	93,561	96,332
30 Yr Pass Thru	3.500	12-01-42	171,137	176,206
30 Yr Pass Thru	3.500	01-01-43	1,203,945	1,235,150
30 Yr Pass Thru	3.500	03-01-43	773,563	796,478
30 Yr Pass Thru	3.500	04-01-43	23,774	24,507
30 Yr Pass Thru	3.500	06-01-43	27,488	28,448
30 Yr Pass Thru	3.500	06-01-43	106,379	109,530
30 Yr Pass Thru	3.500	07-01-43	131,541	132,395
30 Yr Pass Thru	3.500	08-01-43	31,631	32,583
30 Yr Pass Thru	3.500	09-01-43	95,601	98,777
30 Yr Pass Thru	3.500	12-01-43	496,095	512,574
30 Yr Pass Thru	3.500	01-01-44	245,757	251,155
30 Yr Pass Thru	3.500	03-01-44	44,488	46,084
30 Yr Pass Thru	3.500	07-01-44	32,050	33,014
30 Yr Pass Thru	3.500	12-01-44	215,263	221,640
30 Yr Pass Thru	3.500	04-01-45	318,238	328,262
30 Yr Pass Thru	3.500	07-01-45	132,347	136,247
30 Yr Pass Thru	3.500	11-01-45	1,766,857	1,812,571
30 Yr Pass Thru	3.500	11-01-45	393,944	405,429
30 Yr Pass Thru	3.500	12-01-45	558,358	572,804
30 Yr Pass Thru	3.500	12-01-45	119,574	122,668
30 Yr Pass Thru	3.500	01-01-46	242,233	249,787
30 Yr Pass Thru	3.500	01-01-46	294,493	302,113
30 Yr Pass Thru	3.500	01-01-46	41,945	43,239
30 Yr Pass Thru	3.500	01-01-46	158,657	162,762
30 Yr Pass Thru	3.500	04-01-46	182,072	186,754
30 Yr Pass Thru	3.500	05-01-46	408,927	419,443
30 Yr Pass Thru	3.500	06-01-46	172,537	178,268
30 Yr Pass Thru	3.500	08-01-46	365,822	375,515
30 Yr Pass Thru	3.500	10-01-46	164,793	169,005
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Spectrum Income Fund	7

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	12-01-46	318,454	$326,619
30 Yr Pass Thru	3.500	01-01-47	381,665	391,450
30 Yr Pass Thru	3.500	04-01-47	140,932	144,545
30 Yr Pass Thru	3.500	12-01-47	210,000	215,466
30 Yr Pass Thru	3.500	08-01-56	648,410	663,768
30 Yr Pass Thru	4.000	11-01-40	15,014	15,711
30 Yr Pass Thru	4.000	12-01-40	1,890	1,990
30 Yr Pass Thru	4.000	01-01-41	144,710	152,389
30 Yr Pass Thru	4.000	02-01-41	218,093	228,126
30 Yr Pass Thru	4.000	03-01-41	28,985	29,894
30 Yr Pass Thru	4.000	09-01-41	1,246	1,312
30 Yr Pass Thru	4.000	10-01-41	455,283	479,442
30 Yr Pass Thru	4.000	11-01-41	28,047	29,547
30 Yr Pass Thru	4.000	01-01-42	368,806	388,526
30 Yr Pass Thru	4.000	02-01-42	123,151	129,736
30 Yr Pass Thru	4.000	08-01-42	376,796	396,943
30 Yr Pass Thru	4.000	09-01-43	418,104	439,284
30 Yr Pass Thru	4.000	09-01-45	23,550	24,632
30 Yr Pass Thru	4.000	10-01-45	129,746	135,589
30 Yr Pass Thru	4.000	12-01-45	220,927	232,430
30 Yr Pass Thru	4.000	12-01-45	235,548	247,701
30 Yr Pass Thru	4.000	12-01-45	26,933	28,171
30 Yr Pass Thru	4.000	12-01-45	69,016	72,329
30 Yr Pass Thru	4.000	03-01-46	119,169	124,684
30 Yr Pass Thru	4.000	09-01-46	20,508	21,451
30 Yr Pass Thru	4.000	02-01-47	72,981	76,335
30 Yr Pass Thru	4.000	03-01-47	1,004,576	1,050,128
30 Yr Pass Thru	4.000	04-01-47	167,347	174,935
30 Yr Pass Thru	4.000	05-01-47	234,673	245,314
30 Yr Pass Thru	4.000	06-01-47	173,224	181,078
30 Yr Pass Thru	4.000	08-01-47	329,969	344,931
30 Yr Pass Thru	4.500	02-01-41	935,367	1,003,521
30 Yr Pass Thru	4.500	04-01-42	72,804	78,074
30 Yr Pass Thru	4.500	04-01-47	412,144	438,826
30 Yr Pass Thru	5.000	07-01-33	16,714	18,164
30 Yr Pass Thru	5.000	02-01-34	29,380	31,935
30 Yr Pass Thru	5.000	03-01-34	109,540	116,455
30 Yr Pass Thru	5.000	10-01-34	86,646	94,142
30 Yr Pass Thru	5.000	04-01-35	56,369	60,582
30 Yr Pass Thru	5.000	06-01-35	41,358	44,511
30 Yr Pass Thru	5.000	07-01-35	296,439	322,132
30 Yr Pass Thru	5.000	08-01-35	52,060	56,664
30 Yr Pass Thru	5.000	10-01-35	6,892	7,503
30 Yr Pass Thru	5.000	11-01-35	104,175	113,412
30 Yr Pass Thru	5.000	01-01-36	39,678	43,215
30 Yr Pass Thru	5.000	03-01-36	76,184	82,948
30 Yr Pass Thru	5.000	07-01-37	36,115	39,244
30 Yr Pass Thru	5.000	07-01-37	12,467	13,551
30 Yr Pass Thru	5.000	12-01-39	48,745	53,067
30 Yr Pass Thru	5.000	06-01-40	157,390	173,068
30 Yr Pass Thru	5.000	06-01-40	130,620	133,452
30 Yr Pass Thru	5.500	04-01-35	5,507	6,124
30 Yr Pass Thru	5.500	11-01-35	106,894	118,750
30 Yr Pass Thru	5.500	12-01-35	69,560	77,334
8	JOHN HANCOCK Spectrum Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.500	01-01-36	128,012	$139,779
30 Yr Pass Thru	5.500	04-01-36	36,172	40,201
30 Yr Pass Thru	5.500	06-01-36	95,011	105,406
30 Yr Pass Thru	5.500	10-01-36	52,820	58,747
30 Yr Pass Thru	5.500	08-01-37	110,562	122,699
30 Yr Pass Thru	5.500	02-01-38	102,332	103,555
30 Yr Pass Thru	5.500	06-01-38	23,392	26,048
30 Yr Pass Thru	5.500	12-01-38	139,081	140,787
30 Yr Pass Thru	5.500	11-01-39	17,267	19,179
30 Yr Pass Thru	5.500	12-01-39	8,387	9,232
30 Yr Pass Thru	5.500	03-01-40	15,897	17,676
30 Yr Pass Thru	6.000	11-01-32	24,623	27,755
30 Yr Pass Thru	6.000	03-01-33	23,867	26,899
30 Yr Pass Thru	6.000	04-01-33	26,457	29,928
30 Yr Pass Thru	6.000	01-01-34	993	1,129
30 Yr Pass Thru	6.000	02-01-34	75,879	77,095
30 Yr Pass Thru	6.000	03-01-34	15,556	17,571
30 Yr Pass Thru	6.000	08-01-34	34,564	39,121
30 Yr Pass Thru	6.000	11-01-34	21,212	21,456
30 Yr Pass Thru	6.000	12-01-34	615	697
30 Yr Pass Thru	6.000	04-01-35	21,168	24,026
30 Yr Pass Thru	6.000	05-01-35	3,049	3,460
30 Yr Pass Thru	6.000	12-01-35	16,208	18,367
30 Yr Pass Thru	6.000	03-01-36	5,656	6,420
30 Yr Pass Thru	6.000	11-01-36	40,320	45,765
30 Yr Pass Thru	6.000	02-01-37	3,303	3,747
30 Yr Pass Thru	6.000	02-01-37	20,205	22,933
30 Yr Pass Thru	6.000	03-01-37	15,987	18,144
30 Yr Pass Thru	6.000	08-01-37	146,594	166,011
30 Yr Pass Thru	6.000	10-01-37	2,830	3,203
30 Yr Pass Thru	6.000	03-01-38	39,272	44,533
30 Yr Pass Thru	6.000	05-01-38	792	897
30 Yr Pass Thru	6.000	08-01-38	12,064	13,770
30 Yr Pass Thru	6.000	09-01-38	73,855	83,986
30 Yr Pass Thru	6.000	10-01-38	26,150	29,731
30 Yr Pass Thru	6.000	10-01-38	2,403	2,723
30 Yr Pass Thru	6.000	07-01-39	53,392	60,613
30 Yr Pass Thru	6.000	09-01-39	54,873	62,232
30 Yr Pass Thru	6.000	04-01-40	14,659	16,622
30 Yr Pass Thru	6.000	10-01-40	38,365	43,556
30 Yr Pass Thru	6.500	07-01-32	90,711	92,262
30 Yr Pass Thru	6.500	09-01-32	402	457
30 Yr Pass Thru	6.500	12-01-32	6,131	6,977
30 Yr Pass Thru	6.500	10-01-35	108,112	123,363
30 Yr Pass Thru	6.500	03-01-36	77,131	89,499
30 Yr Pass Thru	6.500	05-01-36	1,902	2,171
30 Yr Pass Thru	6.500	07-01-36	25,501	28,969
30 Yr Pass Thru	6.500	04-01-38	2,003	2,354
30 Yr Pass Thru	6.500	08-01-38	27,483	31,782
30 Yr Pass Thru	6.500	05-01-40	14,833	15,771
30 Yr Pass Thru	7.000	12-01-29	509	592
30 Yr Pass Thru	7.000	02-01-30	73	84
30 Yr Pass Thru	7.000	04-01-37	9,668	11,211
30 Yr Pass Thru	7.125	01-15-30	365,000	525,646
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Spectrum Income Fund	9

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru (12 month LIBOR + 1.340%) (B)	2.965	12-01-35	4,604	$4,766
30 Yr Pass Thru (12 month LIBOR + 1.528%) (B)	3.284	07-01-35	8,602	8,984
30 Yr Pass Thru (12 month LIBOR + 1.592%) (B)	3.306	12-01-35	3,480	3,649
30 Yr Pass Thru (12 month LIBOR + 1.631%) (B)	3.381	09-01-35	45,809	48,006
30 Yr Pass Thru (12 month LIBOR + 1.655%) (B)	3.410	08-01-37	17,975	18,874
30 Yr Pass Thru (12 month LIBOR + 1.747%) (B)	3.497	08-01-36	38,384	40,275
30 Yr Pass Thru (12 month LIBOR + 1.750%) (B)	3.500	09-01-36	166	173
30 Yr Pass Thru (12 month LIBOR + 1.770%) (B)	3.395	12-01-35	1,605	1,691
30 Yr Pass Thru (12 month LIBOR + 1.844%) (B)	3.601	05-01-38	9,647	10,148
30 Yr Pass Thru (12 month LIBOR + 1.892%) (B)	3.573	12-01-35	1,547	1,638
30 Yr Pass Thru (6 month LIBOR + 1.363%) (B)	2.861	10-01-33	18,480	19,058
30 Yr Pass Thru (COFI + 1.250%) (B)	2.319	07-01-27	124	125
30 Yr Pass Thru (COFI + 1.250%) (B)	5.688	01-01-19	42	42
Note	1.500	07-30-20	290,000	286,632
Government National Mortgage Association
15 Yr Pass Thru	3.000	08-20-31	65,439	65,666
15 Yr Pass Thru	3.000	03-20-32	49,522	49,694
15 Yr Pass Thru	3.000	05-20-32	58,354	58,557
15 Yr Pass Thru	3.000	10-20-32	144,025	144,525
15 Yr Pass Thru	3.000	11-20-32	60,000	60,209
15 Yr Pass Thru	3.500	06-20-32	96,139	99,688
15 Yr Pass Thru	3.500	07-20-32	304,135	315,362
15 Yr Pass Thru	3.500	08-20-32	2,369,115	2,456,569
15 Yr Pass Thru	3.500	09-20-32	1,633,649	1,693,953
15 Yr Pass Thru	3.500	10-20-32	403,169	418,051
15 Yr Pass Thru	3.500	11-20-32	379,607	393,620
15 Yr Pass Thru	5.000	02-15-18	13	13
15 Yr Pass Thru	5.000	06-15-18	402	405
15 Yr Pass Thru	5.000	06-15-18	97	97
15 Yr Pass Thru	5.000	06-15-18	59	60
15 Yr Pass Thru	5.000	07-15-18	198	200
15 Yr Pass Thru	5.000	07-15-18	85	85
15 Yr Pass Thru	5.000	07-15-18	1,212	1,221
15 Yr Pass Thru	5.000	07-15-18	442	445
15 Yr Pass Thru	5.000	07-15-18	129	130
15 Yr Pass Thru	5.000	08-15-18	471	475
15 Yr Pass Thru	5.000	02-15-19	2,844	2,882
15 Yr Pass Thru	5.000	06-15-20	4,831	4,970
15 Yr Pass Thru	5.000	06-15-20	1,136	1,171
15 Yr Pass Thru	6.000	01-15-18	67	67
15 Yr Pass Thru	6.000	01-15-18	6	6
15 Yr Pass Thru	6.000	01-15-18	34	34
15 Yr Pass Thru	6.000	02-15-18	799	801
15 Yr Pass Thru	6.000	02-15-18	10	10
15 Yr Pass Thru	6.000	08-20-18	75	75
15 Yr Pass Thru	6.000	07-20-19	842	865
15 Yr Pass Thru	6.000	08-20-19	522	534
15 Yr Pass Thru	6.000	10-20-19	115	117
15 Yr Pass Thru	6.000	10-20-20	3,950	4,109
30 Yr Pass Thru	2.500	11-20-42	35,448	34,864
30 Yr Pass Thru	2.500	12-15-42	53,147	52,404
30 Yr Pass Thru	2.500	01-20-43	974,187	960,563
30 Yr Pass Thru	2.500	02-15-43	108,085	106,574
30 Yr Pass Thru	2.500	02-20-43	89,844	88,587
10	JOHN HANCOCK Spectrum Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	2.500	03-20-43	26,758	$26,384
30 Yr Pass Thru	2.500	05-20-43	45,727	45,087
30 Yr Pass Thru	2.500	01-20-45	58,248	57,288
30 Yr Pass Thru (C)	3.000	TBA	3,255,000	3,279,496
30 Yr Pass Thru	3.000	07-20-42	1,004,144	1,016,957
30 Yr Pass Thru	3.000	08-15-42	38,742	39,236
30 Yr Pass Thru	3.000	09-15-42	1,062,358	1,075,913
30 Yr Pass Thru	3.000	10-15-42	18,416	18,651
30 Yr Pass Thru	3.000	10-20-42	39,716	40,223
30 Yr Pass Thru	3.000	11-15-42	111,799	113,225
30 Yr Pass Thru	3.000	12-15-42	9,976	10,100
30 Yr Pass Thru	3.000	12-20-42	790,031	800,112
30 Yr Pass Thru	3.000	01-20-43	77,707	78,699
30 Yr Pass Thru	3.000	02-20-43	749,045	758,603
30 Yr Pass Thru	3.000	03-20-43	856,737	866,598
30 Yr Pass Thru	3.000	03-20-43	141,879	143,689
30 Yr Pass Thru	3.000	04-15-43	405,814	410,865
30 Yr Pass Thru	3.000	05-15-43	59,756	60,500
30 Yr Pass Thru	3.000	06-15-43	20,150	20,401
30 Yr Pass Thru	3.000	06-15-43	12,848	13,007
30 Yr Pass Thru	3.000	09-20-43	62,706	63,506
30 Yr Pass Thru	3.000	09-20-44	334,286	337,925
30 Yr Pass Thru	3.000	03-15-45	338,197	342,090
30 Yr Pass Thru	3.000	06-15-45	470,171	475,582
30 Yr Pass Thru	3.000	06-15-45	728,111	736,491
30 Yr Pass Thru	3.000	07-15-45	579,415	586,084
30 Yr Pass Thru	3.000	05-15-46	50,554	50,978
30 Yr Pass Thru	3.000	05-20-46	23,438	23,649
30 Yr Pass Thru	3.000	05-20-46	23,202	23,422
30 Yr Pass Thru	3.000	06-15-46	189,870	191,462
30 Yr Pass Thru	3.000	06-20-46	44,148	44,463
30 Yr Pass Thru	3.000	07-15-46	157,792	159,115
30 Yr Pass Thru	3.000	07-15-46	363,333	366,380
30 Yr Pass Thru	3.000	07-20-46	23,453	23,675
30 Yr Pass Thru	3.000	07-20-46	41,806	42,183
30 Yr Pass Thru	3.000	07-20-46	39,524	39,831
30 Yr Pass Thru	3.000	07-20-46	57,913	58,344
30 Yr Pass Thru	3.000	07-20-46	15,638	15,779
30 Yr Pass Thru	3.000	07-20-46	81,892	82,630
30 Yr Pass Thru	3.000	08-20-46	23,757	23,971
30 Yr Pass Thru	3.000	08-20-46	27,242	27,500
30 Yr Pass Thru	3.000	08-20-46	23,732	23,957
30 Yr Pass Thru	3.000	09-20-46	23,509	23,721
30 Yr Pass Thru	3.000	09-20-46	23,316	23,537
30 Yr Pass Thru	3.000	11-20-46	4,499,910	4,537,641
30 Yr Pass Thru	3.000	04-20-47	407,337	410,753
30 Yr Pass Thru (C)	3.500	TBA	3,220,000	3,328,926
30 Yr Pass Thru	3.500	09-15-41	737,451	765,220
30 Yr Pass Thru	3.500	11-15-41	546,615	567,198
30 Yr Pass Thru	3.500	11-20-41	37,244	38,680
30 Yr Pass Thru	3.500	01-15-42	528,956	548,875
30 Yr Pass Thru	3.500	01-15-42	50,632	52,539
30 Yr Pass Thru	3.500	05-20-42	234,585	243,666
30 Yr Pass Thru	3.500	05-20-42	99,063	102,898
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Spectrum Income Fund	11

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	06-20-42	1,124,847	$1,168,391
30 Yr Pass Thru	3.500	06-20-42	567,004	588,954
30 Yr Pass Thru	3.500	07-15-42	39,207	40,720
30 Yr Pass Thru	3.500	08-20-42	98,636	102,454
30 Yr Pass Thru	3.500	08-20-42	303,717	315,189
30 Yr Pass Thru	3.500	09-20-42	343,041	356,320
30 Yr Pass Thru	3.500	10-20-42	615,924	639,767
30 Yr Pass Thru	3.500	11-20-42	10,314	10,703
30 Yr Pass Thru	3.500	11-20-42	61,583	64,043
30 Yr Pass Thru	3.500	12-20-42	75,157	78,160
30 Yr Pass Thru	3.500	02-20-43	222,593	231,001
30 Yr Pass Thru	3.500	03-20-43	129,273	134,156
30 Yr Pass Thru	3.500	03-20-43	1,050,904	1,090,600
30 Yr Pass Thru	3.500	04-20-43	22,385	23,280
30 Yr Pass Thru	3.500	05-20-43	439,452	457,012
30 Yr Pass Thru	3.500	06-20-43	583,112	604,501
30 Yr Pass Thru	3.500	07-20-43	147,553	153,265
30 Yr Pass Thru	3.500	09-20-43	367,823	382,062
30 Yr Pass Thru	3.500	10-15-43	29,166	30,301
30 Yr Pass Thru	3.500	01-20-44	43,718	45,267
30 Yr Pass Thru	3.500	08-20-44	83,575	86,536
30 Yr Pass Thru	3.500	09-20-44	61,440	63,617
30 Yr Pass Thru	3.500	10-20-44	25,124	26,097
30 Yr Pass Thru	3.500	10-20-44	30,429	31,583
30 Yr Pass Thru	3.500	11-20-44	136,207	141,033
30 Yr Pass Thru	3.500	01-20-45	47,247	48,921
30 Yr Pass Thru	3.500	02-15-45	105,948	110,070
30 Yr Pass Thru	3.500	02-20-45	59,182	61,279
30 Yr Pass Thru	3.500	02-20-45	33,098	34,271
30 Yr Pass Thru	3.500	02-20-45	18,346	19,011
30 Yr Pass Thru	3.500	04-20-45	1,295,592	1,342,506
30 Yr Pass Thru	3.500	05-20-45	48,450	50,205
30 Yr Pass Thru	3.500	05-20-45	22,394	23,205
30 Yr Pass Thru	3.500	08-20-45	505,467	525,429
30 Yr Pass Thru	3.500	09-20-45	524,330	543,480
30 Yr Pass Thru	3.500	01-20-46	35,348	36,622
30 Yr Pass Thru	3.500	02-20-46	43,622	45,283
30 Yr Pass Thru	3.500	06-20-46	44,581	46,119
30 Yr Pass Thru	3.500	07-20-46	199,024	205,827
30 Yr Pass Thru	3.500	07-20-46	1,346,854	1,395,835
30 Yr Pass Thru	3.500	07-20-46	122,303	126,751
30 Yr Pass Thru	3.500	08-20-46	597,894	618,330
30 Yr Pass Thru	3.500	08-20-46	118,366	122,412
30 Yr Pass Thru	3.500	08-20-46	1,283,644	1,330,326
30 Yr Pass Thru	3.500	09-20-46	58,130	60,117
30 Yr Pass Thru	3.500	09-20-46	119,108	123,179
30 Yr Pass Thru	3.500	10-20-46	56,219	58,158
30 Yr Pass Thru	3.500	02-20-47	27,538	28,488
30 Yr Pass Thru	3.500	03-20-47	746,450	773,829
30 Yr Pass Thru	3.500	10-20-47	982,894	1,017,487
30 Yr Pass Thru	4.000	04-20-39	3,418	3,606
30 Yr Pass Thru	4.000	06-20-39	6,665	7,031
30 Yr Pass Thru	4.000	08-20-39	6,073	6,413
30 Yr Pass Thru	4.000	09-20-39	66,952	70,699
12	JOHN HANCOCK Spectrum Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	10-20-39	2,170	$2,285
30 Yr Pass Thru	4.000	11-20-39	8,746	9,210
30 Yr Pass Thru	4.000	12-20-39	9,648	10,188
30 Yr Pass Thru	4.000	01-20-40	7,506	7,926
30 Yr Pass Thru	4.000	03-20-40	11,045	11,663
30 Yr Pass Thru	4.000	05-20-40	75,811	80,055
30 Yr Pass Thru	4.000	06-20-40	37,622	39,619
30 Yr Pass Thru	4.000	08-20-40	55,909	59,038
30 Yr Pass Thru	4.000	09-15-40	43,265	45,687
30 Yr Pass Thru	4.000	09-20-40	103,947	109,765
30 Yr Pass Thru	4.000	10-20-40	406,969	429,845
30 Yr Pass Thru	4.000	11-20-40	21,528	22,738
30 Yr Pass Thru	4.000	02-15-41	17,499	18,511
30 Yr Pass Thru	4.000	02-20-41	13,246	13,988
30 Yr Pass Thru	4.000	03-15-41	198,742	209,866
30 Yr Pass Thru	4.000	03-15-41	24,946	26,389
30 Yr Pass Thru	4.000	04-20-41	12,668	13,377
30 Yr Pass Thru	4.000	05-20-41	478,841	505,457
30 Yr Pass Thru	4.000	07-15-41	500,517	528,201
30 Yr Pass Thru	4.000	07-15-41	60,561	63,910
30 Yr Pass Thru	4.000	07-15-41	42,212	44,546
30 Yr Pass Thru	4.000	10-15-41	174,838	184,509
30 Yr Pass Thru	4.000	10-20-41	181,257	191,644
30 Yr Pass Thru	4.000	07-20-42	960,840	1,012,747
30 Yr Pass Thru	4.000	09-20-42	18,648	19,667
30 Yr Pass Thru	4.000	11-20-42	88,923	93,727
30 Yr Pass Thru	4.000	04-20-43	144,528	152,426
30 Yr Pass Thru	4.000	07-20-43	80,312	84,650
30 Yr Pass Thru	4.000	02-20-44	694,085	730,822
30 Yr Pass Thru	4.000	05-15-44	547,817	582,227
30 Yr Pass Thru	4.000	09-20-45	122,745	126,691
30 Yr Pass Thru	4.000	11-20-45	1,655,849	1,740,386
30 Yr Pass Thru	4.000	12-20-45	843,960	886,651
30 Yr Pass Thru	4.000	05-20-46	158,185	166,187
30 Yr Pass Thru	4.000	03-20-47	521,491	544,938
30 Yr Pass Thru	4.000	05-20-47	1,899,561	1,984,965
30 Yr Pass Thru	4.000	06-20-47	2,843,948	2,973,589
30 Yr Pass Thru	4.000	08-20-47	1,667,030	1,743,022
30 Yr Pass Thru	4.000	08-20-47	3,321,733	3,428,518
30 Yr Pass Thru	4.000	10-20-47	99,488	102,686
30 Yr Pass Thru	4.500	06-20-34	52,018	55,392
30 Yr Pass Thru	4.500	05-15-39	143,418	154,540
30 Yr Pass Thru	4.500	06-15-39	264,692	283,208
30 Yr Pass Thru	4.500	08-15-39	113,075	121,561
30 Yr Pass Thru	4.500	10-20-39	138,666	149,073
30 Yr Pass Thru	4.500	11-20-39	22,782	24,492
30 Yr Pass Thru	4.500	12-20-39	420,510	452,070
30 Yr Pass Thru	4.500	02-20-40	103,974	111,777
30 Yr Pass Thru	4.500	03-20-40	77,244	83,041
30 Yr Pass Thru	4.500	05-20-40	533,308	573,333
30 Yr Pass Thru	4.500	06-15-40	1,149,610	1,238,403
30 Yr Pass Thru	4.500	06-15-40	125,855	135,301
30 Yr Pass Thru	4.500	07-15-40	177,544	190,851
30 Yr Pass Thru	4.500	07-20-40	10,302	11,075
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Spectrum Income Fund	13

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	09-20-40	756,814	$808,778
30 Yr Pass Thru	4.500	10-20-40	127,269	136,820
30 Yr Pass Thru	4.500	11-20-40	1,072,501	1,152,658
30 Yr Pass Thru	4.500	02-20-41	241,264	259,295
30 Yr Pass Thru	4.500	03-20-41	24,453	26,281
30 Yr Pass Thru	4.500	09-20-41	67,739	72,348
30 Yr Pass Thru	4.500	09-15-45	26,077	28,026
30 Yr Pass Thru	4.500	01-20-46	78,817	83,846
30 Yr Pass Thru	4.500	02-20-46	501,184	533,160
30 Yr Pass Thru	4.500	07-20-46	30,477	32,408
30 Yr Pass Thru	4.500	08-20-46	442,399	470,701
30 Yr Pass Thru	4.500	09-20-46	47,096	50,094
30 Yr Pass Thru	4.500	11-20-46	58,912	62,865
30 Yr Pass Thru	4.500	06-20-47	455,938	481,117
30 Yr Pass Thru	4.500	08-20-47	1,858,293	1,958,594
30 Yr Pass Thru	4.500	09-20-47	277,273	292,715
30 Yr Pass Thru	4.500	10-20-47	27,618	29,187
30 Yr Pass Thru	5.000	06-20-33	8,881	9,695
30 Yr Pass Thru	5.000	08-15-33	2,261	2,475
30 Yr Pass Thru	5.000	08-15-33	6,747	7,463
30 Yr Pass Thru	5.000	08-20-33	17,408	19,003
30 Yr Pass Thru	5.000	09-15-33	80,801	88,431
30 Yr Pass Thru	5.000	11-15-33	14,605	16,154
30 Yr Pass Thru	5.000	02-15-34	18,306	20,245
30 Yr Pass Thru	5.000	04-15-34	8,048	8,912
30 Yr Pass Thru	5.000	10-15-34	2,302	2,547
30 Yr Pass Thru	5.000	12-20-34	7,299	7,974
30 Yr Pass Thru	5.000	11-15-35	30,061	32,949
30 Yr Pass Thru	5.000	12-20-35	83,350	91,216
30 Yr Pass Thru	5.000	01-20-36	22,505	24,634
30 Yr Pass Thru	5.000	05-20-36	5,187	5,680
30 Yr Pass Thru	5.000	04-20-38	35,175	38,617
30 Yr Pass Thru	5.000	10-15-39	47,201	51,549
30 Yr Pass Thru	5.000	10-20-39	544,942	596,498
30 Yr Pass Thru	5.000	11-15-39	289,619	319,644
30 Yr Pass Thru	5.000	02-20-40	7,949	8,701
30 Yr Pass Thru	5.000	05-20-40	625,996	670,817
30 Yr Pass Thru	5.000	06-15-40	307,133	340,285
30 Yr Pass Thru	5.000	06-20-40	151,016	165,303
30 Yr Pass Thru	5.000	08-20-40	72,718	79,106
30 Yr Pass Thru	5.000	09-20-40	89,648	98,129
30 Yr Pass Thru	5.000	10-20-40	18,839	20,622
30 Yr Pass Thru	5.000	03-20-41	383,936	418,745
30 Yr Pass Thru	5.000	04-20-41	136,414	149,278
30 Yr Pass Thru	5.000	08-20-42	116,384	127,700
30 Yr Pass Thru	5.000	12-20-45	363,048	389,042
30 Yr Pass Thru	5.000	06-20-47	105,925	114,469
30 Yr Pass Thru	5.000	07-20-47	230,614	248,063
30 Yr Pass Thru	5.000	08-20-47	1,235,067	1,328,516
30 Yr Pass Thru	5.000	09-20-47	634,856	682,296
30 Yr Pass Thru	5.000	10-20-47	34,862	37,499
30 Yr Pass Thru	5.000	11-20-47	945,000	1,016,501
30 Yr Pass Thru	5.500	02-15-29	937	1,038
30 Yr Pass Thru	5.500	03-15-29	1,240	1,366
14	JOHN HANCOCK Spectrum Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.500	10-20-32	34,616	$38,520
30 Yr Pass Thru	5.500	11-20-32	2,315	2,576
30 Yr Pass Thru	5.500	12-20-32	718	800
30 Yr Pass Thru	5.500	02-20-33	304,441	339,041
30 Yr Pass Thru	5.500	04-15-33	156,064	175,261
30 Yr Pass Thru	5.500	04-20-33	1,727	1,924
30 Yr Pass Thru	5.500	05-20-33	4,587	5,111
30 Yr Pass Thru	5.500	06-20-33	3,048	3,398
30 Yr Pass Thru	5.500	07-15-33	23,375	26,302
30 Yr Pass Thru	5.500	07-15-33	246,610	277,485
30 Yr Pass Thru	5.500	07-20-33	197,006	219,503
30 Yr Pass Thru	5.500	08-20-33	4,281	4,771
30 Yr Pass Thru	5.500	09-15-33	45,456	50,751
30 Yr Pass Thru	5.500	09-20-33	15,580	17,369
30 Yr Pass Thru	5.500	10-20-33	1,935	2,158
30 Yr Pass Thru	5.500	11-20-33	5,615	6,262
30 Yr Pass Thru	5.500	12-15-33	14,662	16,482
30 Yr Pass Thru	5.500	12-15-33	193,118	217,516
30 Yr Pass Thru	5.500	12-20-33	2,284	2,548
30 Yr Pass Thru	5.500	02-20-34	8,377	9,346
30 Yr Pass Thru	5.500	04-20-34	3,094	3,453
30 Yr Pass Thru	5.500	05-20-34	34,830	38,886
30 Yr Pass Thru	5.500	07-20-34	38,179	42,626
30 Yr Pass Thru	5.500	10-20-34	101,783	113,583
30 Yr Pass Thru	5.500	02-20-35	31,221	34,862
30 Yr Pass Thru	5.500	05-20-35	1,952	2,181
30 Yr Pass Thru	5.500	07-20-35	85,195	95,238
30 Yr Pass Thru	5.500	08-20-35	24,595	27,497
30 Yr Pass Thru	5.500	10-20-35	1,840	2,057
30 Yr Pass Thru	5.500	01-20-36	80,382	89,958
30 Yr Pass Thru	5.500	02-20-36	1,361	1,522
30 Yr Pass Thru	5.500	04-20-36	20,065	22,467
30 Yr Pass Thru	5.500	10-15-38	168,274	189,341
30 Yr Pass Thru	5.500	01-20-40	243,602	270,878
30 Yr Pass Thru	5.500	10-20-40	860	963
30 Yr Pass Thru	5.500	03-20-44	104,314	116,793
30 Yr Pass Thru	6.000	04-20-28	6,730	7,493
30 Yr Pass Thru	6.000	01-20-32	3,172	3,597
30 Yr Pass Thru	6.000	08-15-33	19,638	22,735
30 Yr Pass Thru	6.000	01-20-34	1,467	1,668
30 Yr Pass Thru	6.000	07-15-34	72,468	84,045
30 Yr Pass Thru	6.000	08-20-34	24,115	27,469
30 Yr Pass Thru	6.000	09-20-34	1,534	1,748
30 Yr Pass Thru	6.000	03-15-36	32,615	37,203
30 Yr Pass Thru	6.000	04-15-36	104,737	120,165
30 Yr Pass Thru	6.000	07-15-36	45,218	52,402
30 Yr Pass Thru	6.000	12-20-36	30,360	34,515
30 Yr Pass Thru	6.000	11-15-37	2,472	2,824
30 Yr Pass Thru	6.000	01-15-38	976	1,107
30 Yr Pass Thru	6.000	03-15-38	1,313	1,501
30 Yr Pass Thru	6.000	09-20-38	53,430	60,669
30 Yr Pass Thru	6.000	12-20-38	183,942	209,074
30 Yr Pass Thru	6.000	02-20-39	6,519	7,374
30 Yr Pass Thru	6.500	05-15-24	6,077	6,645
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Spectrum Income Fund	15

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	6.500	03-15-26	256	$288
30 Yr Pass Thru	6.500	03-20-26	2,026	2,259
30 Yr Pass Thru	6.500	04-15-26	136	142
30 Yr Pass Thru	6.500	05-15-26	150	168
30 Yr Pass Thru	6.500	05-15-26	769	865
30 Yr Pass Thru	6.500	05-15-26	502	559
30 Yr Pass Thru	6.500	01-15-27	460	514
30 Yr Pass Thru	6.500	01-15-28	1,577	1,783
30 Yr Pass Thru	6.500	04-15-28	216	243
30 Yr Pass Thru	6.500	04-15-28	249	285
30 Yr Pass Thru	6.500	05-15-28	836	950
30 Yr Pass Thru	6.500	05-15-28	300	340
30 Yr Pass Thru	6.500	05-15-28	1,092	1,245
30 Yr Pass Thru	6.500	06-15-28	1,135	1,285
30 Yr Pass Thru	6.500	08-15-28	377	432
30 Yr Pass Thru	6.500	08-15-28	539	591
30 Yr Pass Thru	6.500	08-15-28	239	274
30 Yr Pass Thru	6.500	08-15-28	121	126
30 Yr Pass Thru	6.500	08-15-28	106	120
30 Yr Pass Thru	6.500	09-15-28	299	341
30 Yr Pass Thru	6.500	09-15-28	315	361
30 Yr Pass Thru	6.500	09-15-28	794	911
30 Yr Pass Thru	6.500	09-15-28	470	533
30 Yr Pass Thru	6.500	10-15-28	531	609
30 Yr Pass Thru	6.500	10-15-28	476	542
30 Yr Pass Thru	6.500	10-20-28	3,595	4,093
30 Yr Pass Thru	6.500	02-15-29	1,672	1,911
30 Yr Pass Thru	6.500	02-20-29	23,846	27,185
30 Yr Pass Thru	6.500	03-15-29	552	636
30 Yr Pass Thru	6.500	04-15-29	146	155
30 Yr Pass Thru	6.500	04-20-29	196	224
30 Yr Pass Thru	6.500	07-15-29	1,187	1,363
30 Yr Pass Thru	6.500	05-15-31	219	252
30 Yr Pass Thru	6.500	06-15-31	2,193	2,533
30 Yr Pass Thru	6.500	06-15-31	274	311
30 Yr Pass Thru	6.500	08-15-31	465	538
30 Yr Pass Thru	6.500	08-15-31	462	531
30 Yr Pass Thru	6.500	08-20-31	142,890	164,885
30 Yr Pass Thru	6.500	09-15-31	448	520
30 Yr Pass Thru	6.500	10-20-31	24,949	28,827
30 Yr Pass Thru	6.500	08-15-32	771	890
30 Yr Pass Thru	6.500	08-15-32	1,338	1,543
30 Yr Pass Thru	6.500	09-20-32	57,648	66,461
30 Yr Pass Thru	6.500	02-15-33	4,114	4,763
30 Yr Pass Thru	6.500	02-15-33	3,880	4,491
30 Yr Pass Thru	6.500	02-15-33	6,075	6,994
30 Yr Pass Thru	6.500	02-15-33	7,472	8,641
30 Yr Pass Thru	6.500	02-15-33	1,234	1,426
30 Yr Pass Thru	6.500	03-15-33	3,655	4,232
30 Yr Pass Thru	6.500	12-20-33	2,046	2,343
30 Yr Pass Thru	7.000	12-20-23	234	255
30 Yr Pass Thru	7.000	01-15-24	151	164
30 Yr Pass Thru	7.000	01-15-24	783	856
30 Yr Pass Thru	7.000	01-15-24	184	202
16	JOHN HANCOCK Spectrum Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	7.000	01-15-24	89	$97
30 Yr Pass Thru	7.000	01-15-24	99	110
30 Yr Pass Thru	7.000	01-15-24	26	27
30 Yr Pass Thru	7.000	01-15-24	552	611
30 Yr Pass Thru	7.000	01-15-24	17	18
30 Yr Pass Thru	7.000	04-15-24	645	715
30 Yr Pass Thru	7.000	04-15-24	271	301
30 Yr Pass Thru	7.000	05-15-24	174	194
30 Yr Pass Thru	7.000	05-15-24	163	182
30 Yr Pass Thru	7.000	06-15-24	217	239
30 Yr Pass Thru	7.000	07-15-24	662	739
30 Yr Pass Thru	7.000	07-15-24	58	62
30 Yr Pass Thru	7.000	08-15-24	859	915
30 Yr Pass Thru	7.000	01-15-26	138	155
30 Yr Pass Thru	7.000	01-15-26	64	72
30 Yr Pass Thru	7.000	02-15-26	414	469
30 Yr Pass Thru	7.000	02-15-26	273	310
30 Yr Pass Thru	7.000	02-15-26	199	227
30 Yr Pass Thru	7.000	04-15-26	92	104
30 Yr Pass Thru	7.000	05-15-26	288	325
30 Yr Pass Thru	7.000	10-15-26	214	242
30 Yr Pass Thru	7.000	03-15-27	213	244
30 Yr Pass Thru	7.000	03-15-27	670	741
30 Yr Pass Thru	7.000	08-15-27	617	711
30 Yr Pass Thru	7.000	11-15-27	505	579
30 Yr Pass Thru	7.000	01-15-28	258	297
30 Yr Pass Thru	7.000	01-15-28	537	616
30 Yr Pass Thru	7.000	01-15-28	350	403
30 Yr Pass Thru	7.000	01-15-28	236	263
30 Yr Pass Thru	7.000	01-15-28	269	309
30 Yr Pass Thru	7.000	01-15-28	130	150
30 Yr Pass Thru	7.000	01-15-28	1,108	1,277
30 Yr Pass Thru	7.000	01-15-28	263	303
30 Yr Pass Thru	7.000	01-15-28	651	748
30 Yr Pass Thru	7.000	01-20-28	500	572
30 Yr Pass Thru	7.000	04-15-28	7,855	9,055
30 Yr Pass Thru	7.000	04-15-28	355	410
30 Yr Pass Thru	7.000	05-15-28	363	413
30 Yr Pass Thru	7.000	05-15-28	714	827
30 Yr Pass Thru	7.000	05-20-28	938	1,076
30 Yr Pass Thru	7.000	06-15-28	2,652	3,048
30 Yr Pass Thru	7.000	07-15-28	4,835	5,543
30 Yr Pass Thru	7.000	07-15-28	3,872	4,454
30 Yr Pass Thru	7.000	07-15-28	7,150	8,191
30 Yr Pass Thru	7.000	07-15-28	2	2
30 Yr Pass Thru	7.000	07-15-28	863	996
30 Yr Pass Thru	7.000	07-15-28	630	728
30 Yr Pass Thru	7.000	07-15-28	189	219
30 Yr Pass Thru	7.000	07-15-28	963	1,049
30 Yr Pass Thru	7.000	08-15-28	485	563
30 Yr Pass Thru	7.000	08-15-28	262	304
30 Yr Pass Thru	7.000	09-15-28	121	137
30 Yr Pass Thru	7.000	10-15-28	2,517	2,897
30 Yr Pass Thru	7.000	11-15-28	387	446
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Spectrum Income Fund	17

	Rate (%)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	7.000	11-15-28		1,007	$1,160
30 Yr Pass Thru	7.000	11-20-28		1,002	1,157
30 Yr Pass Thru	7.000	01-15-29		914	1,062
30 Yr Pass Thru	7.000	03-15-29		131	147
30 Yr Pass Thru	7.000	03-15-29		508	590
30 Yr Pass Thru	7.000	04-15-29		1,111	1,280
30 Yr Pass Thru	7.000	05-15-29		182	211
30 Yr Pass Thru	7.000	06-20-29		563	651
30 Yr Pass Thru	7.000	07-15-29		308	355
30 Yr Pass Thru	7.000	07-15-29		893	1,027
30 Yr Pass Thru	7.000	08-15-29		12,896	14,980
30 Yr Pass Thru	7.000	08-20-29		3,482	4,037
30 Yr Pass Thru	7.000	10-20-29		793	919
30 Yr Pass Thru	7.000	08-20-30		1,024	1,200
30 Yr Pass Thru	7.000	10-20-30		2,935	3,441
30 Yr Pass Thru	7.000	02-20-31		569	666
30 Yr Pass Thru	7.000	04-15-31		357	418
30 Yr Pass Thru	7.000	04-15-31		546	637
30 Yr Pass Thru	7.000	04-20-31		1,339	1,563
30 Yr Pass Thru	7.000	05-20-31		928	1,082
30 Yr Pass Thru	7.000	07-15-31		371	434
30 Yr Pass Thru	7.000	07-15-31		67,003	78,180
30 Yr Pass Thru	7.000	07-20-31		814	950
30 Yr Pass Thru	7.000	08-15-31		452	525
30 Yr Pass Thru	7.000	08-15-31		220	257
30 Yr Pass Thru	7.000	08-15-31		358	419
30 Yr Pass Thru	7.000	09-15-31		766	901
30 Yr Pass Thru	7.000	09-15-31		607	714
30 Yr Pass Thru	7.000	09-15-31		1,535	1,790
30 Yr Pass Thru	7.000	11-15-31		195	214
30 Yr Pass Thru	7.000	11-15-31		698	822
30 Yr Pass Thru	7.000	12-15-31		362	409
30 Yr Pass Thru	7.000	12-15-31		569	667
30 Yr Pass Thru	7.000	02-15-32		436	511
30 Yr Pass Thru	7.000	05-15-32		399	468
30 Yr Pass Thru	7.000	07-15-32		171	200
30 Yr Pass Thru	7.000	08-15-32		676	787
30 Yr Pass Thru	7.000	01-20-34		622	731
30 Yr Pass Thru	9.250	11-15-19		231	244
30 Yr Pass Thru	9.250	12-15-19		217	230
30 Yr Pass Thru	9.750	02-15-21		825	903

30 Yr Pass Thru	10.250	11-15-20		770	841
Foreign government obligations 14.3%					$130,985,440
(Cost $127,224,903)
Albania 0.0%					267,211
Republic of Albania	5.750	11-12-20	EUR	200,000	267,211
Argentina 0.5%					4,214,004
Argentina POM Politica Monetaria (7 day Argentina Central Bank Repo Reference Rate) (B)	26.250	06-21-20	ARS	3,100,000	200,815
Provincia de Buenos Aires (D)	7.875	06-15-27		150,000	167,460
Provincia de Buenos Aires (D)	9.125	03-16-24		150,000	174,375
Provincia de Buenos Aires (Argentina Deposit Rate Badlar Private Banks + 3.830%) (B)	25.361	05-31-22	ARS	1,963,000	115,421
18	JOHN HANCOCK Spectrum Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Argentina (continued)
Republic of Argentina	3.375	01-15-23	EUR	180,000	$216,591
Republic of Argentina	5.250	01-15-28	EUR	100,000	122,180
Republic of Argentina	5.625	01-26-22		90,000	94,455
Republic of Argentina	6.875	04-22-21		150,000	162,825
Republic of Argentina	6.875	01-26-27		100,000	109,300
Republic of Argentina	7.125	07-06-36		200,000	216,400
Republic of Argentina (D)	7.125	06-28-99		193,000	197,729
Republic of Argentina	7.500	04-22-26		1,130,000	1,277,465
Republic of Argentina	8.280	12-31-33		771,121	899,513
Republic of Argentina, GDP-Linked Note (E)	4.399*	12-15-35		2,425,000	259,475
Australia 0.2%					1,332,975
Commonwealth of Australia	3.000	03-21-47	AUD	460,000	329,184
New South Wales Treasury Corp.	4.000	04-20-23	AUD	680,000	556,189
New South Wales Treasury Corp.	4.000	05-20-26	AUD	540,000	447,602
Austria 0.0%					308,491
Republic of Austria (D)	3.800	01-26-62	EUR	153,000	308,491
Bahamas 0.0%					304,950
Commonwealth of Bahamas (D)	6.000	11-21-28		300,000	304,950
Belgium 0.1%					903,572
Kingdom of Belgium (D)	4.250	03-28-41	EUR	352,000	662,589
Kingdom of Belgium (D)	5.000	03-28-35	EUR	125,000	240,983
Bermuda 0.0%					317,806
Government of Bermuda (D)	4.138	01-03-23		200,000	209,806
Government of Bermuda (D)	5.603	07-20-20		100,000	108,000
Brazil 0.8%					7,729,651
Federative Republic of Brazil	5.000	01-27-45		200,000	185,900
Federative Republic of Brazil	5.625	01-07-41		190,000	193,610
Federative Republic of Brazil	6.000	04-07-26		550,000	611,325
Federative Republic of Brazil	6.000	05-15-45	BRL	259,000	258,287
Federative Republic of Brazil	10.000	01-01-18	BRL	1,219,000	388,360
Federative Republic of Brazil	10.000	01-01-21	BRL	11,231,000	3,643,120
Federative Republic of Brazil	10.000	01-01-23	BRL	2,990,000	953,410
Federative Republic of Brazil	10.000	01-01-25	BRL	2,676,000	839,536
Federative Republic of Brazil	10.000	01-01-27	BRL	2,105,000	656,103
Canada 0.2%					1,636,792
Government of Canada	3.500	12-01-45	CAD	293,000	285,789
Province of Manitoba	3.050	05-14-24		60,000	61,298
Province of Ontario	1.200	02-14-18		125,000	124,868
Province of Ontario	2.500	09-10-21		560,000	562,083
Province of Ontario	2.600	06-02-25	CAD	175,000	137,955
Province of Ontario	3.500	06-02-43	CAD	99,000	84,176
Province of Quebec	5.000	12-01-38	CAD	370,000	380,623
Chile 0.4%					3,391,772
Republic of Chile	4.500	03-01-21	CLP	800,000,000	1,277,454
Republic of Chile	4.500	03-01-26	CLP	1,360,000,000	2,114,318
China 0.0%					249,778
The Export-Import Bank of China	3.375	03-14-27		250,000	249,778
Colombia 0.3%					2,888,791
Republic of Colombia	5.000	06-15-45		450,000	470,250
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Spectrum Income Fund	19

	Rate (%)	Maturity date		Par value^	Value
Colombia (continued)
Republic of Colombia	6.000	04-28-28	COP	2,468,400,000	$779,806
Republic of Colombia	6.125	01-18-41		100,000	119,500
Republic of Colombia	7.500	08-26-26	COP	3,091,200,000	1,097,265
Republic of Colombia	10.000	07-24-24	COP	1,051,600,000	421,970
Cyprus 0.2%					1,506,583
Republic of Cyprus	2.750	06-27-24	EUR	40,000	51,845
Republic of Cyprus	3.750	07-26-23	EUR	370,000	504,252
Republic of Cyprus	3.750	07-26-23	EUR	28,000	38,160
Republic of Cyprus	3.875	05-06-22	EUR	364,000	489,071
Republic of Cyprus	4.250	11-04-25	EUR	297,000	423,255
Czech Republic 0.1%					770,797
Czech Republic	2.500	08-25-28	CZK	4,130,000	205,903
Czech Republic	3.625	04-14-21	EUR	176,000	236,680
Czech Republic	3.875	05-24-22	EUR	235,000	328,214
Denmark 0.0%					287,720
Kingdom of Denmark	1.750	11-15-25	DKK	715,000	128,853
Kingdom of Denmark	1.750	11-15-25	DKK	120,000	21,626
Kingdom of Denmark	3.000	11-15-21	DKK	500,000	90,699
Kingdom of Denmark	4.500	11-15-39	DKK	171,000	46,542
Dominican Republic 0.1%					740,850
Government of Dominican Republic	6.850	01-27-45		660,000	740,850
Ecuador 0.0%					211,651
Republic of Ecuador (D)	8.875	10-23-27		200,000	211,651
Egypt 0.2%					1,422,697
Arab Republic of Egypt (D)	7.500	01-31-27		660,000	730,976
Arab Republic of Egypt (D)	8.500	01-31-47		605,000	691,721
El Salvador 0.1%					972,113
Republic of El Salvador (D)	6.375	01-18-27		260,000	258,050
Republic of El Salvador (D)	8.625	02-28-29		470,000	536,975
Republic of El Salvador	8.625	02-28-29		155,000	177,088
France 0.3%					2,534,912
Government of France (D)	1.250	05-25-36	EUR	15,000	17,812
Government of France	3.250	05-25-45	EUR	1,364,000	2,243,444
Government of France	4.000	10-25-38	EUR	59,000	105,281
Government of France	5.750	10-25-32	EUR	85,000	168,375
Germany 0.0%					212,200
Federal Republic of Germany	2.500	07-04-44	EUR	135,000	212,200
Ghana 0.2%					2,090,897
Republic of Ghana	7.875	08-07-23		300,000	324,747
Republic of Ghana	8.125	01-18-26		800,000	870,433
Republic of Ghana	8.125	01-18-26		200,000	217,608
Republic of Ghana (D)	9.250	09-15-22		200,000	226,144
Republic of Ghana	9.250	09-15-22		400,000	451,965
Greece 0.0%					64,194
Government of Grenada	7.000	05-12-30		68,749	64,194
Hungary 0.1%					871,718
Republic of Hungary	3.000	10-27-27	HUF	132,210,000	540,656
20	JOHN HANCOCK Spectrum Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Hungary (continued)
Republic of Hungary	5.500	06-24-25	HUF	45,390,000	$216,602
Republic of Hungary	6.000	11-24-23	HUF	23,760,000	114,460
Iceland 0.0%					126,365
Republic of Iceland	2.500	07-15-20	EUR	100,000	126,365
India 0.4%					3,295,157
Government of India	8.120	12-10-20	INR	10,000,000	160,980
National Highways Authority of India	7.300	05-18-22	INR	10,000,000	157,653
Republic of India	7.160	05-20-23	INR	33,400,000	522,357
Republic of India	7.800	04-11-21	INR	38,700,000	618,382
Republic of India	8.200	09-24-25	INR	27,000,000	443,169
Republic of India	8.400	07-28-24	INR	63,100,000	1,040,170
Republic of India	8.600	06-02-28	INR	20,850,000	352,446
Indonesia 0.9%					8,207,133
Perusahaan Penerbit SBSN Indonesia III	4.325	05-28-25		375,000	391,988
Perusahaan Penerbit SBSN Indonesia III	4.350	09-10-24		1,050,000	1,103,865
Perusahaan Penerbit SBSN Indonesia III	4.550	03-29-26		200,000	211,206
Republic of Indonesia	3.750	06-14-28	EUR	422,000	574,510
Republic of Indonesia	4.625	04-15-43		220,000	226,925
Republic of Indonesia	5.250	01-17-42		300,000	333,182
Republic of Indonesia	5.625	05-15-23	IDR	6,600,000,000	472,699
Republic of Indonesia	6.125	05-15-28	IDR	16,114,000,000	1,132,038
Republic of Indonesia	6.625	05-15-33	IDR	720,000,000	50,526
Republic of Indonesia	8.250	06-15-32	IDR	3,095,000,000	248,715
Republic of Indonesia	8.250	05-15-36	IDR	6,365,000,000	516,637
Republic of Indonesia	8.375	03-15-24	IDR	9,010,000,000	732,600
Republic of Indonesia	8.375	09-15-26	IDR	3,000,000,000	247,366
Republic of Indonesia	8.750	05-15-31	IDR	5,745,000,000	486,749
Republic of Indonesia	9.000	03-15-29	IDR	1,550,000,000	133,138
Republic of Indonesia	9.500	07-15-31	IDR	5,280,000,000	466,242
Republic of Indonesia	9.500	05-15-41	IDR	4,682,000,000	421,089
Republic of Indonesia	10.000	09-15-24	IDR	5,240,000,000	457,658
Iraq 0.0%					202,002
Republic of Iraq (D)	6.752	03-09-23		200,000	202,002
Ireland 0.2%					1,643,593
Republic of Ireland	1.000	05-15-26	EUR	418,000	514,296
Republic of Ireland	4.500	04-18-20	EUR	316,000	421,329
Republic of Ireland	5.400	03-13-25	EUR	438,000	707,968
Israel 0.2%					2,188,705
Government of Israel	1.500	01-18-27	EUR	230,000	280,516
Government of Israel	1.750	08-31-25	ILS	5,197,000	1,521,244
Government of Israel	4.625	03-18-20	EUR	294,000	386,945
Italy 0.7%					6,367,318
Republic of Italy	0.900	08-01-22	EUR	800,000	969,921
Republic of Italy	2.000	12-01-25	EUR	650,000	806,965
Republic of Italy	3.500	12-01-18	EUR	246,000	304,250
Republic of Italy	4.500	03-01-24	EUR	519,000	749,031
Republic of Italy	4.750	09-01-21	EUR	824,000	1,147,574
Republic of Italy	5.000	03-01-22	EUR	282,000	401,324
Republic of Italy	5.000	09-01-40	EUR	97,000	158,466
Republic of Italy	5.500	09-01-22	EUR	1,245,000	1,829,787
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Spectrum Income Fund	21

	Rate (%)	Maturity date		Par value^	Value
Ivory Coast 0.0%					$368,082
Republic of Ivory Coast	5.750	12-31-32		371,525	368,082
Jamaica 0.2%					1,691,459
Government of Jamaica	6.750	04-28-28		515,000	590,963
Government of Jamaica	7.875	07-28-45		200,000	245,500
Government of Jamaica	8.000	03-15-39		695,000	854,996
Japan 1.3%					11,435,626
Government of Japan	0.100	04-15-18	JPY	21,000,000	186,778
Government of Japan	0.100	06-20-21	JPY	137,500,000	1,231,738
Government of Japan	0.400	03-20-18	JPY	82,000,000	729,804
Government of Japan	0.600	06-20-37	JPY	14,000,000	125,128
Government of Japan	0.700	03-20-37	JPY	154,700,000	1,410,892
Government of Japan	1.200	12-20-34	JPY	231,650,000	2,318,412
Government of Japan	1.400	09-20-34	JPY	139,450,000	1,437,119
Government of Japan	1.400	03-20-55	JPY	28,500,000	288,925
Government of Japan	1.700	09-20-44	JPY	91,700,000	997,998
Government of Japan	2.200	09-20-39	JPY	14,000,000	163,805
Government of Japan	2.500	09-20-37	JPY	92,400,000	1,114,801
Government of Japan, CPI Linked Bond	0.100	09-10-23	JPY	462,000	4,265
Government of Japan, CPI Linked Bond	0.100	03-10-24	JPY	45,276,000	418,988
Government of Japan, CPI Linked Bond	0.100	09-10-24	JPY	46,546,500	432,192
Government of Japan, CPI Linked Bond	0.100	03-10-25	JPY	61,784,800	574,781
Lebanon 0.2%					2,057,056
Republic of Lebanon	5.800	04-14-20		100,000	97,097
Republic of Lebanon	6.375	03-09-20		230,000	225,538
Republic of Lebanon	6.600	11-27-26		30,000	28,183
Republic of Lebanon	6.650	04-22-24		500,000	478,543
Republic of Lebanon	6.850	03-23-27		1,000,000	950,784
Republic of Lebanon	8.250	04-12-21		270,000	276,911
Malaysia 0.4%					3,791,590
Government of Malaysia	3.480	03-15-23	MYR	1,450,000	349,767
Government of Malaysia	3.795	09-30-22	MYR	3,709,000	906,606
Government of Malaysia	4.160	07-15-21	MYR	400,000	99,981
Government of Malaysia	4.232	06-30-31	MYR	947,000	224,822
Government of Malaysia	4.390	07-07-23	MYR	1,090,000	271,716
Government of Malaysia	4.392	04-15-26	MYR	2,345,000	581,724
Government of Malaysia	4.498	04-15-30	MYR	790,000	192,248
Government of Malaysia	4.736	03-15-46	MYR	4,420,000	1,057,006
Government of Malaysia	4.935	09-30-43	MYR	440,000	107,720
Mexico 0.8%					7,456,712
Government of Mexico	4.000	10-02-23		270,000	283,905
Government of Mexico	4.000	10-02-23		126,000	132,489
Government of Mexico	4.600	01-23-46		445,000	443,888
Government of Mexico	4.750	03-08-44		170,000	173,655
Government of Mexico	6.500	06-10-21	MXN	26,600,000	1,399,347
Government of Mexico	7.500	06-03-27	MXN	14,652,000	798,215
Government of Mexico	7.750	05-29-31	MXN	31,330,000	1,733,888
Government of Mexico	7.750	11-13-42	MXN	3,310,000	181,264
Government of Mexico	8.000	06-11-20	MXN	20,053,000	1,098,381
Government of Mexico	8.500	05-31-29	MXN	6,350,000	371,412
Government of Mexico	10.000	12-05-24	MXN	13,550,000	840,268
22	JOHN HANCOCK Spectrum Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Mongolia 0.1%					$720,047
Government of Mongolia	5.125	12-05-22		315,000	309,828
Government of Mongolia	10.875	04-06-21		350,000	410,219
Morocco 0.1%					673,051
Kingdom of Morocco (D)	4.250	12-11-22		200,000	210,080
Kingdom of Morocco	4.500	10-05-20	EUR	350,000	462,971
Netherlands 0.0%					232,083
Kingdom of Netherlands	5.500	01-15-28	EUR	130,000	232,083
Nigeria 0.0%					204,120
Federal Republic of Nigeria (D)	6.500	11-28-27		200,000	204,120
Norway 0.0%					163,820
Government of Norway (D)	3.000	03-14-24	NOK	714,000	95,145
Government of Norway (D)	3.750	05-25-21	NOK	520,000	68,675
Oman 0.0%					195,500
Sultanate of Oman (D)	4.750	06-15-26		200,000	195,500
Peru 0.2%					1,351,279
Republic of Peru (D)	6.150	08-12-32	PEN	1,670,000	546,420
Republic of Peru (D)	6.350	08-12-28	PEN	640,000	214,946
Republic of Peru	6.900	08-12-37	PEN	1,048,000	358,939
Republic of Peru	8.200	08-12-26	PEN	610,000	230,974
Philippines 0.0%					266,738
Republic of Philippines	4.950	01-15-21	PHP	13,000,000	266,738
Poland 0.5%					4,126,876
Republic of Poland	1.500	04-25-20	PLN	410,000	115,137
Republic of Poland	1.750	07-25-21	PLN	2,500,000	693,498
Republic of Poland	2.250	04-25-22	PLN	2,070,000	578,526
Republic of Poland	2.500	07-25-27	PLN	376,000	99,127
Republic of Poland	4.000	10-25-23	PLN	8,788,000	2,640,588
Portugal 0.1%					1,184,608
Republic of Portugal (D)	3.875	02-15-30	EUR	80,000	109,893
Republic of Portugal (D)	4.100	02-15-45	EUR	216,000	297,754
Republic of Portugal (D)	4.950	10-25-23	EUR	530,000	776,961
Qatar 0.0%					398,213
SoQ Sukuk A QSC	2.099	01-18-18		200,000	199,855
SoQ Sukuk A QSC	3.241	01-18-23		200,000	198,358
Romania 0.3%					2,340,882
Government of Romania	4.625	09-18-20	EUR	270,000	362,415
Government of Romania	4.750	02-24-25	RON	875,000	229,413
Government of Romania	4.875	11-07-19	EUR	125,000	162,648
Government of Romania	5.750	04-29-20	RON	1,020,000	275,328
Government of Romania	5.800	07-26-27	RON	520,000	145,545
Government of Romania	5.850	04-26-23	RON	1,770,000	490,206
Government of Romania	5.950	06-11-21	RON	2,460,000	675,327
Russia 0.5%					4,093,299
Government of Russia	4.875	09-16-23		200,000	217,545
Government of Russia	5.625	04-04-42		200,000	221,944
Government of Russia	7.050	01-19-28	RUB	27,850,000	462,436
Government of Russia	7.600	07-20-22	RUB	105,932,000	1,836,505
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Spectrum Income Fund	23

	Rate (%)	Maturity date		Par value^	Value
Russia (continued)
Government of Russia	8.150	02-03-27	RUB	52,150,000	$934,971
Government of Russia	8.500	09-17-31	RUB	22,750,000	419,898
Senegal 0.0%					208,327
Republic of Senegal (D)	6.250	05-23-33		200,000	208,327
Serbia 0.2%					1,844,332
Republic of Serbia	6.750	11-01-24		123,986	126,286
Republic of Serbia	7.250	09-28-21		1,500,000	1,718,046
Singapore 0.0%					343,177
Republic of Singapore	3.125	09-01-22	SGD	406,000	319,564
Republic of Singapore	3.125	09-01-22	SGD	30,000	23,613
Slovenia 0.3%					2,442,990
Republic of Slovenia	1.250	03-22-27	EUR	1,083,000	1,341,834
Republic of Slovenia	1.500	03-25-35	EUR	125,000	146,730
Republic of Slovenia	2.125	07-28-25	EUR	285,000	381,626
Republic of Slovenia	5.125	03-30-26	EUR	152,000	248,509
Republic of Slovenia (D)	5.250	02-18-24		284,000	324,291
South Africa 0.7%					6,520,697
Republic of South Africa	4.665	01-17-24		500,000	507,604
Republic of South Africa	4.875	04-14-26		200,000	200,099
Republic of South Africa	5.875	09-16-25		280,000	302,092
Republic of South Africa	7.000	02-28-31	ZAR	6,712,000	385,472
Republic of South Africa	7.000	02-28-31	ZAR	19,523,000	1,121,211
Republic of South Africa	7.750	02-28-23	ZAR	3,870,000	271,181
Republic of South Africa	8.000	01-31-30	ZAR	16,841,000	1,071,291
Republic of South Africa	8.500	01-31-37	ZAR	3,100,000	193,280
Republic of South Africa	8.750	02-28-48	ZAR	1,449,000	90,272
Republic of South Africa	10.500	12-21-26	ZAR	30,500,000	2,378,195
South Korea 0.2%					1,595,936
Republic of Korea	2.750	09-10-19	KRW	558,050,000	519,306
Republic of Korea	3.000	09-10-24	KRW	1,131,430,000	1,076,630
Sri Lanka 0.2%					2,178,335
Republic of Sri Lanka	5.750	01-18-22		300,000	313,872
Republic of Sri Lanka	6.125	06-03-25		200,000	211,188
Republic of Sri Lanka (D)	6.200	05-11-27		200,000	210,529
Republic of Sri Lanka	6.200	05-11-27		350,000	367,896
Republic of Sri Lanka	6.250	07-27-21		700,000	744,523
Republic of Sri Lanka	6.850	11-03-25		300,000	330,327
Sweden 0.0%					49,902
Kingdom of Sweden	1.000	11-12-26	SEK	400,000	49,902
Thailand 0.4%					3,288,631
Kingdom of Thailand	1.250	03-12-28	THB	12,410,560	371,121
Kingdom of Thailand	1.875	06-17-22	THB	16,970,000	519,730
Kingdom of Thailand	3.400	06-17-36	THB	2,300,000	74,939
Kingdom of Thailand	3.580	12-17-27	THB	11,400,000	377,178
Kingdom of Thailand	3.625	06-16-23	THB	23,460,000	779,021
Kingdom of Thailand	3.775	06-25-32	THB	3,901,000	131,964
Kingdom of Thailand	3.850	12-12-25	THB	13,500,000	461,145
Kingdom of Thailand	4.875	06-22-29	THB	15,310,000	573,533
24	JOHN HANCOCK Spectrum Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Turkey 0.8%					$6,930,267
Hazine Mustesarligi Varlik Kiralama AS	4.489	11-25-24		630,000	614,149
Republic of Turkey	3.250	03-23-23		300,000	281,940
Republic of Turkey	5.125	03-25-22		850,000	876,529
Republic of Turkey	6.000	03-25-27		600,000	629,588
Republic of Turkey	6.250	09-26-22		1,550,000	1,671,182
Republic of Turkey	6.875	03-17-36		130,000	141,830
Republic of Turkey	7.400	02-05-20	TRY	450,000	101,873
Republic of Turkey	9.400	07-08-20	TRY	740,000	172,249
Republic of Turkey	10.400	03-20-24	TRY	1,603,000	375,994
Republic of Turkey	10.600	02-11-26	TRY	7,265,000	1,678,332
Republic of Turkey	11.000	03-02-22	TRY	650,000	155,035
Republic of Turkey	11.875	01-15-30		150,000	231,566
Ukraine 0.2%					2,065,640
Republic of Ukraine (D)	7.375	09-25-32		200,000	197,060
Republic of Ukraine (D)	7.750	09-01-20		600,000	637,200
Republic of Ukraine	7.750	09-01-21		200,000	213,000
Republic of Ukraine	7.750	09-01-22		100,000	106,250
Republic of Ukraine (D)	7.750	09-01-23		212,000	225,254
Republic of Ukraine	7.750	09-01-23		150,000	159,384
Republic of Ukraine	7.750	09-01-25		400,000	418,440
Republic of Ukraine, GDP-Linked Note (D)(E)	2.221*	05-31-40		200,000	109,052
United Kingdom 0.3%					2,640,936
Government of United Kingdom	1.500	07-22-26	GBP	40,000	55,246
Government of United Kingdom	3.500	01-22-45	GBP	360,000	650,517
Government of United Kingdom	4.250	12-07-46	GBP	365,000	752,147
Government of United Kingdom	4.250	12-07-46	GBP	455,000	937,608
Government of United Kingdom	4.750	12-07-30	GBP	132,000	245,418
Vietnam 0.1%					862,831
Republic of Vietnam	4.800	11-19-24		400,000	425,845
Socialist Republic of Vietnam (D)	4.800	11-19-24		200,000	212,922

Socialist Republic of Vietnam	5.900	11-19-18	VND	5,000,000,000	224,064
Corporate bonds 33.8%					$310,268,505
(Cost $305,341,205)
Consumer discretionary 5.0%					45,631,372
Auto components 0.2%
American Axle & Manufacturing, Inc. (D)	6.250	04-01-25		745,000	765,488
Delphi Automotive PLC	3.150	11-19-20		80,000	81,501
Delphi Corp.	4.150	03-15-24		120,000	126,855
GKN Holdings PLC	5.375	09-19-22	GBP	100,000	154,853
GKN Holdings PLC	6.750	10-28-19	GBP	13,000	19,334
Nexteer Automotive Group, Ltd. (D)	5.875	11-15-21		275,000	286,344
The Goodyear Tire & Rubber Company	4.875	03-15-27		150,000	153,375
Automobiles 0.3%
Aston Martin Capital Holdings, Ltd. (D)	6.500	04-15-22		200,000	210,500
Daimler Finance North America LLC (D)	1.650	05-18-18		150,000	149,898
Daimler Finance North America LLC (D)	2.300	02-12-21		175,000	173,767
Ford Motor Credit Company LLC	2.375	01-16-18		200,000	200,108
General Motors Company (3 month LIBOR + 0.800%) (B)	2.192	08-07-20		200,000	201,411
General Motors Financial Company, Inc.	3.100	01-15-19		55,000	55,502
Hyundai Capital America (D)	1.750	09-27-19		65,000	63,794
Hyundai Capital America (D)	2.000	07-01-19		35,000	34,561
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Spectrum Income Fund	25

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Automobiles (continued)
Hyundai Capital America (D)	2.500	03-18-19		110,000	$109,727
Nissan Motor Acceptance Corp. (D)	2.150	09-28-20		35,000	34,751
Tesla, Inc. (D)	5.300	08-15-25		1,295,000	1,236,337
TI Group Automotive Systems LLC (D)	8.750	07-15-23		176,000	188,760
Consumer services 0.1%
CRC Escrow Issuer LLC (D)	5.250	10-15-25		536,000	536,000
Diversified consumer services 0.1%
Laureate Education, Inc. (D)	8.250	05-01-25		455,000	481,445
Hotels, restaurants and leisure 0.8%
Boyd Gaming Corp.	6.375	04-01-26		275,000	299,750
Brinker International, Inc.	2.600	05-15-18		85,000	84,788
Carlson Travel, Inc. (D)	6.750	12-15-23		200,000	193,500
Carlson Travel, Inc. (3 month LIBOR + 4.750%) (B)(D)	4.750	06-15-23	EUR	100,000	118,180
Codere Finance 2 Luxembourg SA (D)	7.625	11-01-21		400,000	407,240
Eldorado Resorts, Inc.	6.000	04-01-25		150,000	157,920
Hilton Domestic Operating Company, Inc.	4.250	09-01-24		200,000	203,000
Hilton Worldwide Finance LLC	4.625	04-01-25		310,000	320,463
InterContinental Hotels Group PLC	3.875	11-28-22	GBP	100,000	147,588
International Game Technology PLC (D)	6.500	02-15-25		485,000	546,231
Intralot Capital Luxembourg SA (D)	5.250	09-15-24	EUR	100,000	122,652
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (D)	5.000	06-01-24		100,000	104,750
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (D)	5.250	06-01-26		225,000	237,938
LTF Merger Sub, Inc. (D)	8.500	06-15-23		325,000	344,500
New Red Finance, Inc. (D)	5.000	10-15-25		215,000	220,375
PF Chang's China Bistro, Inc. (D)	10.250	06-30-20		115,000	101,200
Royal Caribbean Cruises, Ltd.	2.650	11-28-20		20,000	20,035
Sabre GLBL, Inc. (D)	5.375	04-15-23		100,000	104,000
Scientific Games International, Inc. (D)	5.000	10-15-25		70,000	70,788
Scientific Games International, Inc.	10.000	12-01-22		1,780,000	1,960,225
Seminole Hard Rock Entertainment, Inc. (D)	5.875	05-15-21		250,000	253,750
Silversea Cruise Finance, Ltd. (D)	7.250	02-01-25		160,000	172,400
Six Flags Entertainment Corp. (D)	5.500	04-15-27		255,000	263,925
Station Casinos LLC (D)	5.000	10-01-25		132,000	131,835
Yum! Brands, Inc.	5.350	11-01-43		302,000	290,675
Yum! Brands, Inc.	6.875	11-15-37		105,000	115,500
Household durables 0.3%
DR Horton, Inc.	2.550	12-01-20		35,000	34,953
Mohawk Industries, Inc.	3.850	02-01-23		245,000	253,843
Newell Brands, Inc.	2.050	12-01-17		145,000	145,000
Newell Brands, Inc.	2.150	10-15-18		55,000	55,076
Newell Brands, Inc.	2.600	03-29-19		23,000	23,086
Newell Brands, Inc.	3.900	11-01-25		260,000	264,842
Newell Brands, Inc.	5.375	04-01-36		245,000	283,595
RSI Home Products, Inc. (D)	6.500	03-15-23		350,000	362,250
Shea Homes LP (D)	5.875	04-01-23		150,000	155,625
Taylor Morrison Communities, Inc. (D)	5.875	04-15-23		200,000	212,124
Tupperware Brands Corp.	4.750	06-01-21		160,000	169,484
Weekley Homes LLC (D)	6.625	08-15-25		435,000	424,190
William Lyon Homes, Inc.	5.875	01-31-25		145,000	148,263
William Lyon Homes, Inc.	7.000	08-15-22		325,000	335,563
26	JOHN HANCOCK Spectrum Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Internet and direct marketing retail 0.5%
Amazon.com, Inc. (D)	1.900	08-21-20		55,000	$54,640
Amazon.com, Inc. (D)	3.875	08-22-37		320,000	333,496
Amazon.com, Inc. (D)	4.050	08-22-47		265,000	275,771
Expedia, Inc.	2.500	06-03-22	EUR	100,000	126,447
Expedia, Inc. (D)	3.800	02-15-28		420,000	403,491
Expedia, Inc.	4.500	08-15-24		165,000	172,996
Expedia, Inc.	5.000	02-15-26		450,000	482,618
JD.com, Inc.	3.125	04-29-21		210,000	209,871
Netflix, Inc. (D)	4.875	04-15-28		280,000	276,150
Netflix, Inc.	5.750	03-01-24		105,000	112,088
QVC, Inc.	3.125	04-01-19		140,000	140,870
QVC, Inc.	4.375	03-15-23		775,000	797,277
QVC, Inc.	5.125	07-02-22		295,000	313,338
The Priceline Group, Inc.	2.375	09-23-24	EUR	100,000	129,179
The Priceline Group, Inc.	3.550	03-15-28		175,000	173,119
The Priceline Group, Inc.	3.600	06-01-26		500,000	501,573
The Priceline Group, Inc.	3.650	03-15-25		485,000	492,049
Leisure products 0.1%
GLP Capital LP	4.375	11-01-18		200,000	202,000
Hasbro, Inc.	3.500	09-15-27		280,000	273,113
Vista Outdoor, Inc.	5.875	10-01-23		175,000	171,500
Media 2.5%
21st Century Fox America, Inc.	8.250	08-10-18		145,000	151,228
Altice Financing SA	5.250	02-15-23	EUR	100,000	123,667
Altice Financing SA (D)	6.500	01-15-22		225,000	232,313
Altice Financing SA (D)	7.500	05-15-26		1,100,000	1,149,500
Altice Finco SA (D)	4.750	01-15-28	EUR	100,000	110,681
Altice Finco SA (D)	8.125	01-15-24		600,000	612,000
Altice Luxembourg SA (D)	7.625	02-15-25		2,185,000	1,993,813
AMC Entertainment Holdings, Inc.	5.750	06-15-25		630,000	614,250
AMC Networks, Inc.	4.750	08-01-25		170,000	168,725
Block Communications, Inc. (D)	6.875	02-15-25		115,000	122,188
CCO Holdings LLC (D)	5.000	02-01-28		915,000	892,125
CCO Holdings LLC (D)	5.500	05-01-26		1,040,000	1,060,800
Cequel Communications Holdings I LLC (D)	7.750	07-15-25		750,000	798,750
Charter Communications Operating LLC	3.579	07-23-20		100,000	101,630
Charter Communications Operating LLC	3.750	02-15-28		575,000	565,656
Charter Communications Operating LLC	4.464	07-23-22		50,000	52,117
Charter Communications Operating LLC	4.908	07-23-25		500,000	528,140
Clear Channel Worldwide Holdings, Inc.	6.500	11-15-22		390,000	394,388
Clear Channel Worldwide Holdings, Inc.	7.625	03-15-20		265,000	262,350
Comcast Corp.	3.300	02-01-27		395,000	397,780
CSC Holdings LLC (D)	6.625	10-15-25		200,000	215,500
CSC Holdings LLC (D)	10.875	10-15-25		1,407,000	1,665,128
Discovery Communications LLC	2.200	09-20-19		40,000	39,847
Discovery Communications LLC	2.500	09-20-24	GBP	100,000	132,488
Discovery Communications LLC	3.950	03-20-28		33,000	32,291
DISH DBS Corp.	7.750	07-01-26		620,000	668,825
EMI Music Publishing Group North America Holdings, Inc. (D)	7.625	06-15-24		100,000	110,500
Grupo Televisa SAB	4.625	01-30-26		250,000	265,281
iHeartCommunications, Inc.	9.000	12-15-19		200,000	148,500
iHeartCommunications, Inc.	9.000	09-15-22		275,000	198,000
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Spectrum Income Fund	27

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Media (continued)
Live Nation Entertainment, Inc. (D)	4.875	11-01-24		10,000	$10,300
MDC Partners, Inc. (D)	6.500	05-01-24		450,000	452,250
Midcontinent Communications (D)	6.875	08-15-23		125,000	132,813
Nexstar Broadcasting, Inc. (D)	5.625	08-01-24		325,000	332,313
Omnicom Group, Inc.	3.625	05-01-22		95,000	98,449
Omnicom Group, Inc.	3.650	11-01-24		370,000	377,760
Outfront Media Capital LLC	5.625	02-15-24		250,000	262,500
ProSiebenSat.1 Media SE	2.625	04-15-21	EUR	100,000	125,937
Sirius XM Radio, Inc. (D)	5.000	08-01-27		135,000	136,519
Sky PLC	1.875	11-24-23	EUR	100,000	126,269
The EW Scripps Company (D)	5.125	05-15-25		125,000	124,688
The Interpublic Group of Companies, Inc.	4.000	03-15-22		25,000	26,003
The Interpublic Group of Companies, Inc.	4.200	04-15-24		1,005,000	1,053,031
Time Warner Cable LLC	6.550	05-01-37		125,000	143,114
Time Warner Cable LLC	6.750	07-01-18		25,000	25,652
Time Warner Cable LLC	6.750	06-15-39		225,000	262,698
Time Warner Cable LLC	7.300	07-01-38		120,000	147,801
Time Warner Cable LLC	8.250	04-01-19		405,000	435,516
Time Warner Cable LLC	8.750	02-14-19		35,000	37,623
Townsquare Media, Inc. (D)	6.500	04-01-23		350,000	346,500
Unitymedia GmbH (D)	6.125	01-15-25		295,000	311,682
Unitymedia Hessen GmbH & Company KG (D)	4.000	01-15-25	EUR	100,000	125,934
Unitymedia Hessen GmbH & Company KG (D)	5.000	01-15-25		500,000	516,875
Univision Communications, Inc. (D)	5.125	02-15-25		300,000	291,750
Univision Communications, Inc. (D)	6.750	09-15-22		16,000	16,580
Viacom, Inc.	2.750	12-15-19		80,000	80,105
Viacom, Inc.	5.625	09-15-19		40,000	41,934
Videotron, Ltd. (D)	5.125	04-15-27		355,000	371,863
Virgin Media Finance PLC (D)	7.000	04-15-23	GBP	100,000	142,063
Virgin Media Secured Finance PLC (D)	5.250	01-15-26		200,000	206,250
Virgin Media Secured Finance PLC (D)	5.500	08-15-26		600,000	626,520
Virgin Media Secured Finance PLC	6.250	03-28-29	GBP	150,000	219,099
VTR Finance BV (D)	6.875	01-15-24		825,000	872,438
WPP Finance 2010	3.625	09-07-22		180,000	185,034
WPP Finance 2010	3.750	09-19-24		315,000	321,229
Ziggo Bond Finance BV (D)	6.000	01-15-27		625,000	615,313
Multiline retail 0.0%
Dollar Tree, Inc.	5.250	03-01-20		25,000	25,500
Marks & Spencer PLC	4.750	06-12-25	GBP	100,000	150,537
Specialty retail 0.1%
AutoZone, Inc.	1.625	04-21-19		20,000	19,841
Group 1 Automotive, Inc. (D)	5.250	12-15-23		125,000	129,375
Jo-Ann Stores Holdings, Inc. (9.750% Cash or 10.500% PIK) (D)	9.750	10-15-19		400,000	388,000
Maxeda DIY Holding BV (D)	6.125	07-15-22	EUR	100,000	121,974
O'Reilly Automotive, Inc.	4.875	01-14-21		265,000	281,305
Sonic Automotive, Inc.	5.000	05-15-23		200,000	194,000
Textiles, apparel and luxury goods 0.0%
INVISTA Finance LLC (D)	4.250	10-15-19		140,000	142,975
Consumer staples 0.9%					8,395,374
Beverages 0.1%
Anheuser-Busch InBev Finance, Inc.	4.900	02-01-46		915,000	1,031,141
Pernod Ricard SA (D)	4.450	01-15-22		295,000	314,614
28	JOHN HANCOCK Spectrum Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer staples (continued)
Food and staples retailing 0.1%
Albertsons Companies LLC	5.750	03-15-25		225,000	$200,183
Albertsons Companies LLC	6.625	06-15-24		325,000	310,375
New Albertsons, Inc.	8.000	05-01-31		100,000	85,391
New Albertson's, Inc.	7.450	08-01-29		175,000	145,906
Russian Agricultural Bank OJSC	8.500	10-16-23		200,000	226,130
The Kroger Company	1.500	09-30-19		22,000	21,711
The Kroger Company	2.300	01-15-19		20,000	20,034
Food products 0.5%
Adecoagro SA (D)	6.000	09-21-27		150,000	148,875
B&G Foods, Inc.	5.250	04-01-25		80,000	81,792
Bunge, Ltd. Finance Corp.	3.500	11-24-20		41,000	41,773
Bunge, Ltd. Finance Corp.	8.500	06-15-19		30,000	32,692
Chobani LLC (D)	7.500	04-15-25		550,000	598,125
Danone SA (D)	2.589	11-02-23		480,000	468,705
Dean Foods Company (D)	6.500	03-15-23		16,000	15,880
FAGE International SA (D)	5.625	08-15-26		400,000	398,000
Kernel Holding SA (D)	8.750	01-31-22		200,000	220,750
Lamb Weston Holdings, Inc. (D)	4.625	11-01-24		225,000	232,594
MARB BondCo PLC	7.000	03-15-24		200,000	203,500
Mead Johnson Nutrition Company	4.125	11-15-25		65,000	69,092
Minerva Luxembourg SA (D)	6.500	09-20-26		400,000	414,588
Minerva Luxembourg SA (D)	7.750	01-31-23		400,000	417,000
Mriya Agro Holding PLC (D)(F)	9.450	04-19-18		300,000	15,060
Mriya Agro Holding PLC (F)	9.500	04-19-18		200,000	10,040
Mriya Agro Holding PLC (G)	12.000	12-31-18		200,000	200,000
Post Holdings, Inc. (D)	5.500	03-01-25		155,000	161,006
Post Holdings, Inc. (D)	5.625	01-15-28		270,000	272,025
Post Holdings, Inc. (D)	5.750	03-01-27		155,000	158,488
Post Holdings, Inc. (D)	8.000	07-15-25		165,000	185,625
Tyson Foods, Inc.	2.250	08-23-21		45,000	44,292
Personal products 0.0%
Avon International Operations, Inc. (D)	7.875	08-15-22		225,000	227,743
Tobacco 0.2%
BAT Capital Corp. (D)	2.297	08-14-20		125,000	124,343
BAT International Finance PLC	4.000	09-04-26	GBP	100,000	150,627
Imperial Brands Finance PLC (D)	2.050	02-11-18		200,000	200,038
Reynolds American, Inc.	2.300	06-12-18		90,000	90,181
Reynolds American, Inc.	4.000	06-12-22		200,000	208,666
Reynolds American, Inc.	4.450	06-12-25		440,000	469,647
Reynolds American, Inc.	5.850	08-15-45		120,000	146,135
Reynolds American, Inc.	8.125	06-23-19		30,000	32,607
Energy 5.0%					46,245,481
Energy equipment and services 0.2%
Archrock Partners LP	6.000	04-01-21		144,000	143,280
Archrock Partners LP	6.000	10-01-22		266,000	265,335
CSI Compressco LP	7.250	08-15-22		106,000	100,170
Ensco PLC	8.000	01-31-24		452,000	442,960
Pride International, Inc.	6.875	08-15-20		170,000	177,225
Rowan Companies, Inc.	7.375	06-15-25		161,000	161,805
Transocean, Inc. (D)	7.500	01-15-26		185,000	190,088
Weatherford International, Ltd.	7.750	06-15-21		240,000	244,800
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Spectrum Income Fund	29

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels 4.8%
Alliance Resource Operating Partners LP (D)	7.500	05-01-25	195,000	$207,188
Andeavor Logistics LP	5.250	01-15-25	200,000	211,000
APT Pipelines, Ltd. (D)	3.875	10-11-22	140,000	144,184
APT Pipelines, Ltd. (D)	4.250	07-15-27	555,000	575,560
Boardwalk Pipelines LP	4.450	07-15-27	115,000	117,051
Boardwalk Pipelines LP	4.950	12-15-24	455,000	483,610
Boardwalk Pipelines LP	5.950	06-01-26	470,000	522,848
Canadian Natural Resources, Ltd.	1.750	01-15-18	45,000	44,981
Canadian Natural Resources, Ltd.	4.950	06-01-47	210,000	225,162
Carrizo Oil & Gas, Inc.	8.250	07-15-25	185,000	200,725
Cenovus Energy, Inc. (D)	4.250	04-15-27	395,000	390,702
Cenovus Energy, Inc. (D)	5.400	06-15-47	330,000	336,211
Cenovus Energy, Inc.	5.700	10-15-19	55,000	57,979
Cenovus Energy, Inc.	6.750	11-15-39	103,000	121,283
Cheniere Corpus Christi Holdings LLC	5.875	03-31-25	225,000	243,844
Cheniere Corpus Christi Holdings LLC	7.000	06-30-24	450,000	510,750
Chesapeake Energy Corp.	6.125	02-15-21	180,000	181,350
Chesapeake Energy Corp. (D)	8.000	06-15-27	135,000	129,263
China Shenhua Overseas Capital Company, Ltd.	2.500	01-20-18	200,000	200,005
China Shenhua Overseas Capital Company, Ltd.	3.125	01-20-20	235,000	236,198
Cimarex Energy Company	3.900	05-15-27	150,000	152,356
Columbia Pipeline Group, Inc.	2.450	06-01-18	60,000	60,101
Columbia Pipeline Group, Inc.	4.500	06-01-25	170,000	180,692
Concho Resources, Inc.	3.750	10-01-27	175,000	176,185
Concho Resources, Inc.	4.375	01-15-25	180,000	187,425
ConocoPhillips Company	1.050	12-15-17	55,000	54,987
Consolidated Energy Finance SA (D)	6.875	06-15-25	195,000	207,188
Cosan Luxembourg SA	7.000	01-20-27	200,000	216,000
Covey Park Energy LLC (D)	7.500	05-15-25	200,000	209,000
Crestwood Midstream Partners LP	6.250	04-01-23	450,000	465,750
Crownrock LP (D)	5.625	10-15-25	270,000	271,350
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (H)	7.375	12-15-22	260,000	258,050
DCP Midstream Operating LP	2.500	12-01-17	255,000	255,000
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (D)	5.850	05-21-43	440,000	409,200
DCP Midstream Operating LP	8.125	08-16-30	75,000	87,938
DCP Midstream Operating LP (D)	9.750	03-15-19	175,000	189,875
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	145,000	144,638
Enbridge, Inc. (6.000% to 1-15-27, then 3 month LIBOR + 3.890%)	6.000	01-15-77	240,000	250,800
Encana Corp.	6.500	05-15-19	60,000	63,261
Endeavor Energy Resources LP (D)	5.500	01-30-26	100,000	101,250
Endeavor Energy Resources LP (D)	5.750	01-30-28	100,000	101,125
Energy Transfer Equity LP	5.500	06-01-27	355,000	370,088
Energy Transfer LP	6.700	07-01-18	85,000	87,224
Enterprise Products Operating LLC	2.550	10-15-19	65,000	65,230
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	195,000	195,103
EOG Resources, Inc.	4.150	01-15-26	285,000	301,125
Exterran Energy Solutions LP (D)	8.125	05-01-25	440,000	468,600
Exxon Mobil Corp. (3 month LIBOR + 0.370%) (B)	1.878	03-06-22	355,000	357,765
Frontera Energy Corp. (10.000% Cash or 14.000% PIK)	10.000	11-02-21	20,000	22,750
Gazprom OAO	7.288	08-16-37	170,000	206,975
30	JOHN HANCOCK Spectrum Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Hess Corp.	4.300	04-01-27		440,000	$438,104
Hess Corp.	5.800	04-01-47		240,000	257,177
Hess Corp.	7.875	10-01-29		175,000	216,833
Hess Corp.	8.125	02-15-19		40,000	42,560
Husky Energy, Inc.	4.000	04-15-24		133,000	138,345
KazMunayGas National Company JSC	4.750	04-19-27		200,000	208,323
KazMunayGas National Company JSC	5.750	04-30-43		450,000	463,500
Kinder Morgan Energy Partners LP	5.950	02-15-18		50,000	50,401
Kinder Morgan Finance Company LLC (D)	6.000	01-15-18		50,000	50,229
Kosmos Energy, Ltd. (D)	7.875	08-01-21		640,000	654,400
Kosmos Energy, Ltd. (D)	7.875	08-01-21		400,000	409,000
Laredo Petroleum, Inc.	6.250	03-15-23		220,000	226,050
Marathon Oil Corp.	4.400	07-15-27		455,000	466,614
Matador Resources Company	6.875	04-15-23		475,000	501,125
MEG Energy Corp. (D)	6.500	01-15-25		275,000	269,500
MEG Energy Corp. (D)	7.000	03-31-24		340,000	306,000
Murphy Oil Corp.	6.875	08-15-24		50,000	53,813
NGL Energy Partners LP	7.500	11-01-23		470,000	482,925
NGPL PipeCo LLC (D)	4.375	08-15-22		145,000	148,625
NuStar Logistics LP	4.800	09-01-20		50,000	50,875
NuStar Logistics LP	5.625	04-28-27		135,000	136,350
ONEOK Partners LP	3.200	09-15-18		170,000	171,380
Origin Energy Finance, Ltd. (D)	3.500	10-09-18		480,000	483,936
Pacific Exploration and Production Corp. (10.000% Cash or 14.000% PIK) (D)	10.000	11-02-21		755,000	858,813
Pacific Exploration and Production Corp. (10.000% Cash or 14.000% PIK)	10.000	11-02-21		140,000	159,250
Paramount Resources, Ltd. (D)	6.875	06-30-23		125,000	132,969
Parsley Energy LLC (D)	5.625	10-15-27		175,000	178,827
PDC Energy, Inc. (D)	5.750	05-15-26		185,000	191,475
Pertamina Persero PT	5.625	05-20-43		1,050,000	1,142,144
Pertamina Persero PT (D)	6.450	05-30-44		200,000	239,017
Petrobras Global Finance BV (D)	5.999	01-27-28		303,000	304,833
Petrobras Global Finance BV	6.125	01-17-22		286,000	304,590
Petrobras Global Finance BV	6.750	01-27-41		275,000	276,031
Petrobras Global Finance BV	6.850	12-31-99		365,000	349,488
Petrobras Global Finance BV	6.850	06-05-15		137,000	131,178
Petrobras Global Finance BV	6.875	01-20-40		175,000	177,844
Petrobras Global Finance BV	7.375	01-17-27		390,000	429,780
Petrobras Global Finance BV	8.750	05-23-26		1,650,000	1,969,688
Petroleos de Venezuela SA (F)	5.375	04-12-27		805,000	192,395
Petroleos de Venezuela SA	6.000	05-16-24		2,005,000	456,138
Petroleos de Venezuela SA	6.000	11-15-26		100,000	21,500
Petroleos de Venezuela SA (F)	8.500	10-27-20		477,750	370,256
Petroleos de Venezuela SA	9.000	11-17-21		3,300,000	953,370
Petroleos de Venezuela SA	9.750	05-17-35		180,000	48,600
Petroleos de Venezuela SA	12.750	02-17-22		633,000	180,405
Petroleos Mexicanos	2.750	04-21-27	EUR	170,000	192,666
Petroleos Mexicanos	3.500	07-23-20		55,000	55,883
Petroleos Mexicanos	3.750	03-15-19	EUR	100,000	124,390
Petroleos Mexicanos	4.625	09-21-23		145,000	149,713
Petroleos Mexicanos	4.875	01-24-22		245,000	256,145
Petroleos Mexicanos	4.875	02-21-28	EUR	360,000	468,294
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Spectrum Income Fund	31

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Petroleos Mexicanos	5.125	03-15-23	EUR	335,000	$464,008
Petroleos Mexicanos (D)	5.375	03-13-22		55,000	58,795
Petroleos Mexicanos	5.500	01-21-21		130,000	138,775
Petroleos Mexicanos	5.625	01-23-46		1,025,000	960,118
Petroleos Mexicanos	6.375	02-04-21		190,000	207,575
Petroleos Mexicanos (D)	6.500	03-13-27		655,000	722,301
Petroleos Mexicanos	6.500	03-13-27		100,000	110,275
Petroleos Mexicanos	6.500	06-02-41		1,900,000	1,980,199
Petroleos Mexicanos	6.750	09-21-47		360,000	380,736
Petroleos Mexicanos (D)	6.750	09-21-47		100,000	105,760
Petroleos Mexicanos	6.875	08-04-26		780,000	888,576
Petroleos Mexicanos	7.190	09-12-24	MXN	1,000,000	48,101
Petroleos Mexicanos	7.470	11-12-26	MXN	3,030,000	144,130
Phillips 66 (3 month LIBOR + 0.650%) (B)(D)	2.009	04-15-19		40,000	40,043
Plains All American Pipeline LP	2.850	01-31-23		100,000	95,281
Plains All American Pipeline LP	4.500	12-15-26		50,000	50,186
Plains All American Pipeline LP	4.650	10-15-25		45,000	45,898
Plains All American Pipeline LP	5.750	01-15-20		35,000	36,987
Plains All American Pipeline LP	6.500	05-01-18		160,000	162,608
Plains All American Pipeline LP (6.125% to 11-15-22, then 3 month LIBOR + 4.110%) (H)	6.125	11-15-22		395,000	390,556
QEP Resources, Inc.	5.375	10-01-22		290,000	296,888
QEP Resources, Inc.	6.875	03-01-21		375,000	405,469
Rockies Express Pipeline LLC (D)	6.000	01-15-19		100,000	103,220
Sabine Pass Liquefaction LLC	4.200	03-15-28		880,000	886,315
Sabine Pass Liquefaction LLC	5.000	03-15-27		615,000	655,033
Sabine Pass Liquefaction LLC	5.625	02-01-21		100,000	107,442
Sabine Pass Liquefaction LLC	5.750	05-15-24		100,000	110,929
Sabine Pass Liquefaction LLC	5.875	06-30-26		100,000	112,157
Sable Permian Resources LLC (D)	7.125	11-01-20		250,000	205,000
Seven Generations Energy, Ltd. (D)	5.375	09-30-25		265,000	265,663
Seven Generations Energy, Ltd. (D)	6.750	05-01-23		495,000	525,938
Southwestern Energy Company	7.500	04-01-26		400,000	429,500
Spectra Energy Partners LP	2.950	09-25-18		90,000	90,633
Spectra Energy Partners LP	3.375	10-15-26		226,000	222,004
Suncor Energy, Inc.	4.000	11-15-47		415,000	414,451
Tallgrass Energy Partners LP (D)	5.500	09-15-24		565,000	586,188
Tapstone Energy LLC (D)	9.750	06-01-22		150,000	132,750
Targa Resources Partners LP	5.125	02-01-25		575,000	587,938
Targa Resources Partners LP	5.250	05-01-23		50,000	51,250
Transcanada Trust (5.300% to 3-15-27, then 3 month LIBOR + 3.208%)	5.300	03-15-77		305,000	315,675
Valero Energy Corp.	9.375	03-15-19		55,000	59,919
Vine Oil & Gas LP (D)	8.750	04-15-23		265,000	261,025
Whiting Petroleum Corp.	5.750	03-15-21		25,000	25,125
Whiting Petroleum Corp.	6.250	04-01-23		143,000	143,000
Williams Partners LP	4.000	09-15-25		145,000	147,744
Woodside Finance, Ltd. (D)	3.650	03-05-25		215,000	216,315
Woodside Finance, Ltd. (D)	3.700	09-15-26		422,000	424,256
Woodside Finance, Ltd. (D)	3.700	03-15-28		368,000	364,083
WPX Energy, Inc.	8.250	08-01-23		368,000	415,380
YPF SA (D)	8.500	03-23-21		184,000	208,288
YPF SA	8.500	07-28-25		635,000	742,315
YPF SA	8.750	04-04-24		100,000	114,970
32	JOHN HANCOCK Spectrum Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
YPF SA (Argentina Deposit Rate Badlar Private Banks + 4.000%) (B)(D)	25.458	07-07-20		65,000	$63,375
Financials 8.5%					77,512,020
Banks 5.2%
ABN AMRO Bank NV (D)	2.100	01-18-19		200,000	199,964
Akbank TAS	7.500	02-05-18	TRY	700,000	176,113
Alliant Holdings Intermediate LLC (D)	8.250	08-01-23		635,000	665,163
Banco Bilbao Vizcaya Argentaria SA	3.000	10-20-20		405,000	409,535
Banco Bilbao Vizcaya Argentaria SA	3.500	02-10-27	EUR	100,000	134,733
Banco Bilbao Vizcaya Argentaria SA (7.000% to 2-19-19, then 5 Year Euro Swap Rate + 6.155%) (H)	7.000	02-19-19	EUR	400,000	499,905
Banco de Bogota SA	6.250	05-12-26		200,000	216,800
Banco de Credito del Peru (D)	4.850	10-30-20	PEN	900,000	278,884
Banco de Galicia y Buenos Aires SA (8.250% to 7-19-21, then 5 Year CMT + 7.156%) (D)	8.250	07-19-26		400,000	442,680
Banco do Brasil SA (9.000% to 6-18-24, then 10 Year CMT + 6.362%) (H)	9.000	06-18-24		410,000	443,825
Banco Macro SA (D)	17.500	05-08-22	ARS	2,300,000	125,932
Banco Macro SA (6.750% to 11-4-21, then 5 Year U.S. Swap Rate + 5.463%) (D)	6.750	11-04-26		300,000	310,125
Banco Mercantil del Norte SA (7.625% to 1-6-28, then 10 Year CMT + 5.353%) (D)(H)	7.625	01-10-28		200,000	218,000
Banco Nacional de Comercio Exterior SNC (3.800% to 8-11-21, then 5 Year CMT + 3.000%) (D)	3.800	08-11-26		200,000	199,250
Banco Santander Chile (D)	3.875	09-20-22		150,000	156,703
Banco Santander SA	1.375	02-09-22	EUR	100,000	123,071
Banco Santander SA	3.125	02-23-23		200,000	199,056
Banco Santander SA	3.500	04-11-22		400,000	407,543
Banco Santander SA	3.800	02-23-28		400,000	397,676
Bank of America Corp.	2.503	10-21-22		45,000	44,385
Bank of America Corp.	2.625	04-19-21		45,000	45,115
Bank of America Corp.	3.248	10-21-27		550,000	543,551
Bank of America Corp.	3.300	01-11-23		530,000	541,054
Bank of America Corp.	3.950	04-21-25		455,000	467,759
Bank of America Corp.	4.000	04-01-24		500,000	527,794
Bank of America Corp.	4.183	11-25-27		300,000	311,351
Bank of America Corp.	4.200	08-26-24		415,000	435,806
Bank of America Corp.	5.625	07-01-20		40,000	43,154
Bank of America Corp.	5.650	05-01-18		60,000	60,927
Bank of America Corp.	6.875	04-25-18		90,000	91,754
Bank of America Corp. (1.379% to 2-7-24, then 3 month EURIBOR + 1.030%)	1.379	02-07-25	EUR	100,000	122,811
Bank of America Corp. (3 month LIBOR + 0.650%) (B)	1.971	10-01-21		60,000	60,240
Bank of America Corp. (3 month LIBOR + 1.160%) (B)	2.523	01-20-23		110,000	112,172
Bank of America Corp. (3.124% to 1-20-22, then 3 month LIBOR + 1.160%)	3.124	01-20-23		280,000	283,348
Bank of America Corp. (3.824% to 1-20-27, then 3 month LIBOR + 1.575%)	3.824	01-20-28		1,475,000	1,524,134
Bank of America Corp. (4.244% to 4-24-37, then 3 month LIBOR + 1.814%)	4.244	04-24-38		405,000	432,876
Bank of Montreal	1.750	09-11-19		170,000	168,797
Banque Federative du Credit Mutuel SA (D)	2.500	10-29-18		225,000	225,999
Barclays Bank PLC	5.140	10-14-20		375,000	397,583
Barclays Bank PLC (D)	6.050	12-04-17		105,000	105,000
Barclays PLC	1.875	12-08-23	EUR	100,000	125,928
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Spectrum Income Fund	33

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Barclays PLC	3.684	01-10-23		295,000	$299,441
Barclays PLC (7.875% to 9-15-22, then 5 Year British Pound Swap Rate + 6.099%) (H)	7.875	09-15-22	GBP	310,000	463,638
BB&T Corp.	2.150	02-01-21		80,000	79,331
BBVA Bancomer SA (D)	4.375	04-10-24		465,000	487,669
BBVA Subordinated Capital SAU (3.500% to 4-11-19, then 5 Year Euro Swap Rate + 2.550%)	3.500	04-11-24	EUR	100,000	124,201
BNP Paribas SA (D)	2.950	05-23-22		200,000	200,642
BNP Paribas SA (D)	3.800	01-10-24		205,000	212,136
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) (H)	7.375	08-19-25		355,000	411,356
BNP Paribas SA (7.625% to 3-30-21, then 5 Year U.S. Swap Rate + 6.314%) (D)(H)	7.625	03-30-21		485,000	535,925
BPCE SA	1.125	01-18-23	EUR	100,000	122,702
BPCE SA	2.500	12-10-18		250,000	251,093
BPCE SA (D)	3.000	05-22-22		500,000	501,255
BPCE SA (D)	3.500	10-23-27		315,000	310,174
BPCE SA (D)	4.500	03-15-25		200,000	208,346
BPCE SA (D)	4.875	04-01-26		360,000	383,161
BPCE SA (D)	5.150	07-21-24		200,000	215,878
CaixaBank SA (2.750% to 7-14-23, then 5 Year Euro Swap Rate + 2.350%)	2.750	07-14-28	EUR	600,000	729,641
Citigroup, Inc.	1.700	04-27-18		40,000	39,976
Citigroup, Inc.	1.800	02-05-18		15,000	15,002
Citigroup, Inc.	2.050	06-07-19		35,000	34,878
Citigroup, Inc.	2.900	12-08-21		105,000	105,597
Citigroup, Inc.	3.200	10-21-26		325,000	320,060
Citigroup, Inc.	4.600	03-09-26		260,000	275,985
Citigroup, Inc. (2.876% to 7-24-22, then 3 month LIBOR + 0.950%)	2.876	07-24-23		395,000	392,613
Citigroup, Inc. (3 month LIBOR + 0.790%) (B)	2.140	01-10-20		115,000	115,940
Citigroup, Inc. (3 month LIBOR + 1.380%) (B)	2.713	03-30-21		50,000	51,215
Citigroup, Inc. (3.887% to 1-10-27, then 3 month LIBOR + 1.563%)	3.887	01-10-28		1,025,000	1,054,086
Citizens Bank NA	2.300	12-03-18		250,000	250,522
Cooperatieve Rabobank UA (2.500% to 5-26-21, then 5 Year Euro Swap Rate + 1.400%)	2.500	05-26-26	EUR	100,000	126,450
Credit Agricole SA	1.000	09-16-24	EUR	100,000	121,970
Credit Agricole SA	1.875	12-20-26	EUR	100,000	126,171
Credit Agricole SA (D)	3.250	10-04-24		760,000	754,385
Credit Agricole SA (6.625% to 9-23-19, then 5 Year U.S. Swap Rate + 4.697%) (D)(H)	6.625	09-23-19		200,000	208,142
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (D)(H)	7.875	01-23-24		575,000	652,067
Credit Suisse Group AG (2.997% to 12-14-22, then 3 month LIBOR + 1.200%) (D)	2.997	12-14-23		250,000	247,104
Dexia Credit Local SA	0.625	01-21-22	EUR	150,000	183,503
DNB Bank ASA (6.500% to 3-26-22, then 5 Year U.S. Swap Rate + 5.080%) (H)	6.500	03-26-22		315,000	339,107
DNB Boligkreditt AS	1.875	11-21-22	EUR	165,000	213,809
European Investment Bank	1.250	05-12-25	SEK	4,130,000	508,153
European Investment Bank (D)	6.950	02-06-20	IDR	1,360,000,000	102,096
European Investment Bank	8.000	04-01-20	TRY	315,000	72,950
First Niagara Financial Group, Inc.	7.250	12-15-21		25,000	28,892
Freedom Mortgage Corp. (D)	8.125	11-15-24		260,000	270,400
Grupo Financiero Santander Mexico SAB de CV (8.500% to 1-20-22, then 5 Year CMT + 6.472%) (H)	8.500	01-20-22		200,000	214,778
34	JOHN HANCOCK Spectrum Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
HBOS PLC (D)	6.750	05-21-18		100,000	$102,144
Heta Asset Resolution AG	2.375	12-13-22	EUR	600,000	781,774
HSBC Bank PLC	4.750	03-24-46	GBP	100,000	173,073
HSBC Bank PLC (3 month LIBOR + 0.640%) (B)(D)	2.056	05-15-18		215,000	215,478
HSBC Holdings PLC	2.650	01-05-22		200,000	199,136
HSBC Holdings PLC	2.950	05-25-21		225,000	227,296
HSBC Holdings PLC (3.375% to 1-10-19, then 5 Year Euro Swap Rate + 1.950%)	3.375	01-10-24	EUR	100,000	123,300
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (H)	6.875	06-01-21		290,000	313,925
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year U.S. ISDAFIX + 4.368%) (H)	6.375	03-30-25		200,000	216,000
ING Bank NV (4.125% to 11-21-18, then 5 Year U.S. ISDAFIX + 2.700%)	4.125	11-21-23		200,000	202,872
ING Bank NV (3.625% to 2-25-21, then 5 Year Euro Swap Rate + 2.250%)	3.625	02-25-26	EUR	100,000	130,730
ING Groep NV (6.875% to 4-16-22, then 5 Year U.S. Swap Rate + 5.124%) (H)	6.875	04-16-22		620,000	678,900
Inter-American Development Bank	4.400	01-26-26	CAD	200,000	176,370
Inter-American Development Bank	7.000	02-04-19	IDR	800,000,000	59,564
Intesa Sanpaolo Spa	1.375	01-18-24	EUR	100,000	122,439
Intesa Sanpaolo SpA (D)	3.125	07-14-22		885,000	880,330
Intesa Sanpaolo SpA	3.928	09-15-26	EUR	100,000	133,341
Intesa Sanpaolo SpA (7.700% to 9-17-25, then 5 Year U.S. Swap Rate + 5.462%) (D)(H)	7.700	09-17-25		705,000	764,925
Islandsbanki HF	1.750	09-07-20	EUR	100,000	123,326
JPMorgan Chase & Co.	2.950	10-01-26		355,000	346,716
JPMorgan Chase & Co.	3.200	06-15-26		110,000	109,298
JPMorgan Chase & Co.	3.300	04-01-26		135,000	135,310
JPMorgan Chase & Co.	3.900	07-15-25		80,000	83,866
JPMorgan Chase & Co. (2.776% to 4-25-22, then 3 month LIBOR + 0.935%)	2.776	04-25-23		295,000	294,783
JPMorgan Chase & Co. (3 month LIBOR + 0.550%) (B)	1.867	03-09-21		105,000	105,259
JPMorgan Chase & Co. (3 month LIBOR + 1.230%) (B)	2.595	10-24-23		890,000	913,137
JPMorgan Chase & Co. (3.540% to 5-1-27, then 3 month LIBOR + 1.380%)	3.540	05-01-28		605,000	610,955
JPMorgan Chase & Co. (3.782% to 2-1-27, then 3 month LIBOR + 1.337%)	3.782	02-01-28		970,000	998,080
JPMorgan Chase & Co. (3.882% to 7-24-37, then 3 month LIBOR + 1.360%)	3.882	07-24-38		1,250,000	1,268,786
KFW	4.700	06-02-37	CAD	100,000	96,568
KFW	4.700	06-02-37	CAD	20,000	19,342
KFW	6.000	08-20-20	AUD	439,000	364,852
Landsbankinn HF	1.625	03-15-21	EUR	420,000	517,321
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (H)	5.125	11-01-26		410,000	435,625
Mitsubishi UFJ Financial Group, Inc. (3 month LIBOR + 0.920%) (B)	2.366	02-22-22		65,000	65,637
Nordea Hypotek AB	1.000	04-08-22	SEK	9,100,000	1,109,405
Realkredit Danmark A/S	2.000	04-01-24	DKK	2,000,000	350,240
Santander Issuances SAU	3.125	01-19-27	EUR	100,000	130,579
Santander UK Group Holdings PLC	2.875	10-16-20		105,000	105,611
Santander UK Group Holdings PLC	2.875	08-05-21		330,000	330,003
Sberbank of Russia	6.125	02-07-22		400,000	437,594
Sberbank of Russia (5.500% to 2-26-19, then 5 Year CMT + 4.023%)	5.500	02-26-24		200,000	204,254
Skandinaviska Enskilda Banken AB	1.500	06-17-20	SEK	1,000,000	124,169
Societe Generale SA	5.400	01-30-18	GBP	25,000	34,034
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Spectrum Income Fund	35

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (D)(H)	7.375	09-13-21		590,000	$639,413
Standard Chartered Bank	7.750	04-03-18	GBP	50,000	69,087
Standard Chartered PLC (D)	2.100	08-19-19		200,000	198,847
Standard Chartered PLC (4.000% to 10-21-20, then 5 Year Euro Swap Rate + 2.300%)	4.000	10-21-25	EUR	100,000	130,297
Standard Chartered PLC (7.500% to 4-2-22, then 5 Year U.S. Swap Rate + 6.301%) (D)(H)	7.500	04-02-22		820,000	886,625
Sumitomo Mitsui Trust Bank, Ltd. (D)	1.950	09-19-19		200,000	198,813
SunTrust Banks, Inc.	2.350	11-01-18		105,000	105,327
Swedbank AB (D)	1.750	03-12-18		235,000	234,871
TC Ziraat Bankasi AS	4.750	04-29-21		300,000	295,795
The PNC Financial Services Group, Inc. (5.000% to 11-1-26, then 3 month LIBOR + 3.300%) (H)	5.000	11-01-26		450,000	479,250
The Royal Bank of Scotland Group PLC	3.875	09-12-23		270,000	274,427
The Royal Bank of Scotland Group PLC (3.498% to 5-15-22, then 3 month LIBOR + 1.480%)	3.498	05-15-23		295,000	295,634
The Royal Bank of Scotland Group PLC (7.500% to 8-10-20, then 5 Year U.S. Swap Rate + 5.800%) (H)	7.500	08-10-20		320,000	339,120
The Toronto-Dominion Bank (3.625% to 9-15-26, then 5 Year U.S. Swap Rate + 2.205%)	3.625	09-15-31		515,000	510,525
Turkiye Garanti Bankasi AS	7.375	03-07-18	TRY	300,000	74,789
Turkiye Garanti Bankasi AS (6.125% to 5-24-22, then 5 Year U.S. Swap Rate + 4.220%)	6.125	05-24-27		200,000	197,600
UniCredit Bank Czech Republic & Slovakia AS	0.625	04-30-20	EUR	200,000	239,938
UniCredit SpA	2.000	03-04-23	EUR	100,000	127,089
UniCredit SpA (D)	3.750	04-12-22		205,000	208,445
UniCredit SpA (D)	4.625	04-12-27		970,000	1,023,073
UniCredit SpA (5.861% to 6-19-27, then 5 Year U.S. ISDAFIX + 3.703%) (D)	5.861	06-19-32		495,000	528,235
UniCredit SpA (8.000% to 6-3-24, then 5 Year U.S. Swap Rate + 5.180%) (H)	8.000	06-03-24		690,000	756,413
Vnesheconombank	6.800	11-22-25		200,000	229,254
Capital markets 1.4%
CBOE Holdings, Inc.	1.950	06-28-19		45,000	44,762
Centennial Resource Production LLC (D)	5.375	01-15-26		135,000	137,025
Credit Suisse Group AG (7.125% to 7-29-22, 5 Year U.S. Swap Rate + 5.108%) (H)	7.125	07-29-22		260,000	283,660
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (D)(H)	7.500	12-11-23		355,000	406,890
Credit Suisse Group Funding Guernsey, Ltd.	3.125	12-10-20		405,000	410,364
LPL Holdings, Inc. (D)	5.750	09-15-25		520,000	534,950
Morgan Stanley	1.375	10-27-26	EUR	100,000	119,698
Morgan Stanley	3.125	07-27-26		280,000	274,775
Morgan Stanley	3.625	01-20-27		395,000	401,251
Morgan Stanley	3.700	10-23-24		95,000	98,066
Morgan Stanley	3.750	02-25-23		1,005,000	1,040,499
Morgan Stanley	3.875	01-27-26		170,000	176,141
Morgan Stanley	4.350	09-08-26		535,000	558,370
Morgan Stanley (3 month LIBOR + 1.280%) (B)	2.647	04-25-18		130,000	130,564
Morgan Stanley (3 month LIBOR + 0.850%) (B)	2.215	01-24-19		310,000	311,903
Morgan Stanley (3.971% to 7-22-37, then 3 month LIBOR + 1.455%)	3.971	07-22-38		570,000	578,505
S&P Global, Inc.	2.500	08-15-18		25,000	25,083
The Goldman Sachs Group, Inc.	1.625	07-27-26	EUR	100,000	121,514
The Goldman Sachs Group, Inc.	1.950	07-23-19		40,000	39,789
36	JOHN HANCOCK Spectrum Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Capital markets (continued)
The Goldman Sachs Group, Inc.	2.300	12-13-19		60,000	$59,913
The Goldman Sachs Group, Inc.	2.750	09-15-20		15,000	15,080
The Goldman Sachs Group, Inc.	3.000	04-26-22		125,000	125,724
The Goldman Sachs Group, Inc.	3.500	11-16-26		760,000	760,742
The Goldman Sachs Group, Inc.	3.850	01-26-27		585,000	597,031
The Goldman Sachs Group, Inc.	5.500	10-12-21	GBP	15,000	23,013
The Goldman Sachs Group, Inc.	5.750	01-24-22		635,000	705,907
The Goldman Sachs Group, Inc.	6.150	04-01-18		285,000	288,959
The Goldman Sachs Group, Inc. (3 month LIBOR + 0.780%) (B)	2.160	10-31-22		35,000	34,932
The Goldman Sachs Group, Inc. (3 month LIBOR + 1.110%) (B)	2.481	04-26-22		80,000	81,093
The Goldman Sachs Group, Inc. (3 month LIBOR + 1.201%) (B)	3.272	09-29-25		945,000	937,146
The Goldman Sachs Group, Inc. (3 month LIBOR + 1.770%) (B)	3.232	02-25-21		100,000	103,628
The Goldman Sachs Group, Inc. (3.691% to 6-5-27, then 3 month LIBOR + 1.510%)	3.691	06-05-28		380,000	383,398
Thomson Reuters Corp.	3.350	05-15-26		95,000	94,400
Thomson Reuters Corp.	3.850	09-29-24		200,000	207,173
UBS AG	1.375	04-16-21	EUR	246,000	307,219
UBS Group AG (7.125% to 2-19-20, then 5 Year U.S. Swap Rate + 5.464%) (H)	7.125	02-19-20		200,000	212,873
UBS Group AG (7.125% to 8-10-21, then 5 Year U.S. Swap Rate + 5.883%) (H)	7.125	08-10-21		310,000	337,513
UBS Group Funding Switzerland AG (D)	3.491	05-23-23		775,000	788,260
UBS Group Funding Switzerland AG (D)	4.125	09-24-25		670,000	702,563
UBS Group Funding Switzerland AG (3 month LIBOR + 1.220%) (B)(D)	2.682	05-23-23		210,000	213,326
Consumer finance 0.5%
Ally Financial, Inc.	5.125	09-30-24		75,000	81,750
American Greetings Corp. (D)	7.875	02-15-25		125,000	135,625
Capital One Bank USA NA	3.375	02-15-23		400,000	404,358
Capital One Financial Corp.	3.300	10-30-24		195,000	193,830
Capital One NA	1.850	09-13-19		265,000	262,601
Credit Suisse Group Funding Guernsey, Ltd.	1.250	04-14-22	EUR	100,000	123,085
DAE Funding LLC (D)	4.000	08-01-20		190,000	190,808
DAE Funding LLC (D)	4.500	08-01-22		165,000	164,175
DAE Funding LLC (D)	5.000	08-01-24		355,000	355,000
Discover Financial Services	3.750	03-04-25		420,000	422,778
Discover Financial Services	3.950	11-06-24		190,000	194,635
Discover Financial Services	4.100	02-09-27		150,000	152,966
Discover Financial Services	10.250	07-15-19		245,000	272,471
Equate Petrochemical BV (D)	4.250	11-03-26		200,000	204,030
Navient Corp.	6.500	06-15-22		155,000	162,750
Navient Corp.	8.000	03-25-20		250,000	272,500
Santander Consumer Finance SA	0.900	02-18-20	EUR	200,000	242,546
Unifin Financiera SAB de CV SOFOM ENR	7.000	01-15-25		200,000	207,500
Diversified financial services 0.4%
AerCap Ireland Capital DAC	3.500	05-26-22		300,000	305,300
AerCap Ireland Capital DAC	3.950	02-01-22		695,000	718,584
Amigo Luxembourg SA (D)	7.625	01-15-24	GBP	100,000	141,296
AYC Finance, Ltd. (B)(H)	5.125	09-13-22		200,000	205,054
Cabot Financial Luxembourg SA (D)	7.500	10-01-23	GBP	150,000	212,479
Emirates NBD Tier 1, Ltd. (5.750% to 5-30-19, then 6 Year U.S. Swap Rate + 4.513%) (H)	5.750	05-30-19		200,000	203,388
GAIF Bond Issuer Pty, Ltd. (D)	3.400	09-30-26		125,000	122,700
GTLK Europe DAC	5.125	05-31-24		200,000	203,516
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Spectrum Income Fund	37

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Diversified financial services (continued)
Leeds Building Society	2.625	04-01-21	EUR	150,000	$191,442
Lincoln Finance, Ltd. (D)	6.875	04-15-21	EUR	100,000	125,064
NFP Corp. (D)	6.875	07-15-25		310,000	315,425
Proven Honour Capital, Ltd.	4.125	05-19-25		800,000	826,023
RCI Banque SA	3.250	04-25-18	GBP	20,000	27,298
Insurance 0.9%
Acrisure LLC (D)	7.000	11-15-25		360,000	355,050
American International Group, Inc.	1.875	06-21-27	EUR	100,000	121,833
American International Group, Inc.	3.300	03-01-21		265,000	270,758
Aon PLC	2.800	03-15-21		110,000	110,652
Arch Capital Finance LLC	4.011	12-15-26		150,000	155,866
Aviva PLC (6.875% to 5-22-18, then 3 month EURIBOR + 3.350%)	6.875	05-22-38	EUR	50,000	61,387
AXA SA (3.875% to 10-8-25, then 11 Year Euro Swap Rate + 3.250%) (H)	3.875	10-08-25	EUR	100,000	134,909
Chubb INA Holdings, Inc.	4.350	11-03-45		125,000	137,614
Cloverie PLC (7.500% until 7-24-19, then 3 month EURIBOR + 5.850%)	7.500	07-24-39	EUR	50,000	66,554
CNA Financial Corp.	5.875	08-15-20		430,000	464,903
CNA Financial Corp.	6.950	01-15-18		25,000	25,135
CNO Financial Group, Inc.	4.500	05-30-20		200,000	205,500
CNO Financial Group, Inc.	5.250	05-30-25		450,000	477,000
First American Financial Corp.	4.600	11-15-24		245,000	254,187
Hub Holdings LLC (8.125% Cash or 8.875% PIK) (D)	8.125	07-15-19		457,000	457,571
Liberty Mutual Group, Inc. (D)	4.850	08-01-44		845,000	926,467
Lincoln National Corp.	3.625	12-12-26		465,000	470,762
Marsh & McLennan Companies, Inc.	4.350	01-30-47		70,000	76,180
MetLife, Inc.	5.250	06-29-20	GBP	50,000	74,461
Metropolitan Life Global Funding I (D)	1.500	01-10-18		160,000	159,985
Metropolitan Life Global Funding I	3.500	09-30-26	GBP	100,000	151,374
Nationwide Building Society (D)	3.900	07-21-25		200,000	208,842
Nationwide Building Society (4.125% to 3-20-18, then 5 Year Euro Swap Rate + 3.300%)	4.125	03-20-23	EUR	130,000	156,538
Principal Financial Group, Inc. (4.700% to 5-15-20, then 3 month LIBOR + 3.044%)	4.700	05-15-55		670,000	685,075
Principal Life Global Funding II (D)	1.500	04-18-19		45,000	44,649
Provident Companies, Inc.	7.000	07-15-18		75,000	77,136
Prudential Financial, Inc. (5.375% to 5-15-25, then 3 month LIBOR + 3.031%)	5.375	05-15-45		290,000	311,750
Reinsurance Group of America, Inc.	5.000	06-01-21		105,000	112,316
Reinsurance Group of America, Inc.	6.450	11-15-19		400,000	430,142
RSA Insurance Group PLC (5.125% to 10-10-25, then 5 Year U.K. Treasury + 3.852%)	5.125	10-10-45	GBP	100,000	151,237
Trinity Acquisition PLC	3.500	09-15-21		180,000	182,696
Unum Group	3.000	05-15-21		75,000	75,574
Unum Group	5.625	09-15-20		115,000	124,271
Voya Financial, Inc.	2.900	02-15-18		62,000	62,103
Willis North America, Inc.	3.600	05-15-24		481,000	489,574
XLIT, Ltd.	2.300	12-15-18		120,000	120,124
Thrifts and mortgage finance 0.1%
American Express Credit Corp.	2.200	03-03-20		110,000	109,830
Housing Development Finance Corp., Ltd.	6.875	04-30-20	INR	50,000,000	773,993
Quicken Loans, Inc. (D)	5.750	05-01-25		185,000	194,481
Trading companies and distributors 0.0%
AerCap Ireland Capital DAC	3.650	07-21-27		235,000	230,712
38	JOHN HANCOCK Spectrum Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care 2.4%				$21,892,225
Biotechnology 0.6%
AbbVie, Inc.	1.800	05-14-18	220,000	219,980
AbbVie, Inc.	3.200	05-14-26	300,000	296,299
AbbVie, Inc.	3.600	05-14-25	430,000	439,290
AbbVie, Inc.	4.450	05-14-46	593,000	623,447
Baxalta, Inc.	2.000	06-22-18	20,000	20,012
Baxalta, Inc.	4.000	06-23-25	260,000	267,151
Baxalta, Inc. (3 month LIBOR + 0.780%) (B)	2.103	06-22-18	30,000	30,073
Biogen, Inc.	2.900	09-15-20	45,000	45,636
Celgene Corp.	2.125	08-15-18	25,000	25,063
Celgene Corp.	2.300	08-15-18	20,000	20,081
Celgene Corp.	3.450	11-15-27	325,000	323,448
Celgene Corp.	3.625	05-15-24	465,000	475,936
Celgene Corp.	3.875	08-15-25	600,000	618,003
Celgene Corp.	4.350	11-15-47	355,000	358,559
Shire Acquisitions Investments Ireland DAC	1.900	09-23-19	210,000	207,975
Shire Acquisitions Investments Ireland DAC	2.875	09-23-23	565,000	552,847
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26	850,000	816,630
Health care equipment and supplies 0.4%
Abbott Laboratories	2.350	11-22-19	175,000	175,206
Abbott Laboratories	2.900	11-30-21	80,000	80,456
Abbott Laboratories	3.400	11-30-23	605,000	614,353
Becton, Dickinson and Company	2.404	06-05-20	90,000	89,424
Becton, Dickinson and Company	2.675	12-15-19	85,000	85,385
Becton, Dickinson and Company	3.363	06-06-24	270,000	269,841
Becton, Dickinson and Company	3.700	06-06-27	955,000	951,631
Becton, Dickinson and Company	3.734	12-15-24	195,000	198,437
Becton, Dickinson and Company	4.669	06-06-47	615,000	645,761
Hill-Rom Holdings, Inc. (D)	5.750	09-01-23	125,000	130,938
Kinetic Concepts, Inc. (D)	12.500	11-01-21	445,000	496,175
Health care providers and services 1.0%
Anthem, Inc.	2.300	07-15-18	85,000	85,149
Anthem, Inc.	2.500	11-21-20	40,000	40,020
Anthem, Inc.	3.500	08-15-24	390,000	395,640
Anthem, Inc.	3.650	12-01-27	85,000	85,379
Anthem, Inc.	4.375	12-01-47	630,000	648,443
Anthem, Inc.	4.650	01-15-43	120,000	127,522
Catholic Health Initiatives	2.600	08-01-18	120,000	120,530
Catholic Health Initiatives	2.950	11-01-22	85,000	84,635
Centene Corp.	6.125	02-15-24	175,000	187,250
Community Health Systems, Inc.	6.250	03-31-23	505,000	472,175
DaVita, Inc.	5.000	05-01-25	425,000	425,531
DaVita, Inc.	5.125	07-15-24	425,000	432,438
Eagle Holding Company II LLC (7.625% Cash or 8.375% PIK) (D)	7.625	05-15-22	100,000	101,500
Express Scripts Holding Company	2.250	06-15-19	10,000	9,990
Express Scripts Holding Company	3.000	07-15-23	95,000	93,858
Express Scripts Holding Company	3.400	03-01-27	285,000	278,141
Express Scripts Holding Company	4.500	02-25-26	220,000	232,064
Express Scripts Holding Company	4.800	07-15-46	250,000	258,695
Express Scripts Holding Company (3 month LIBOR + 0.750%) (B)	2.231	11-30-20	95,000	95,021
HCA, Inc.	3.750	03-15-19	140,000	141,750
HCA, Inc.	5.000	03-15-24	525,000	551,250
HCA, Inc.	5.375	02-01-25	200,000	207,500
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Spectrum Income Fund	39

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services (continued)
HCA, Inc.	5.500	06-15-47		290,000	$293,625
Humana, Inc.	2.625	10-01-19		75,000	75,269
Humana, Inc.	3.850	10-01-24		175,000	181,043
Kaiser Foundation Hospitals	3.500	04-01-22		200,000	206,271
Medco Health Solutions, Inc.	4.125	09-15-20		60,000	62,402
MEDNAX, Inc. (D)	5.250	12-01-23		285,000	292,125
Molina Healthcare, Inc.	5.375	11-15-22		225,000	235,125
MPH Acquisition Holdings LLC (D)	7.125	06-01-24		100,000	107,375
Polaris Intermediate Corp. (8.500% Cash or 9.250% PIK) (D)	8.500	12-01-22		170,000	176,868
Surgery Center Holdings, Inc. (D)	8.875	04-15-21		225,000	226,688
Team Health Holdings, Inc. (D)	6.375	02-01-25		295,000	266,975
Tenet Healthcare Corp. (D)	5.125	05-01-25		290,000	279,850
Tenet Healthcare Corp.	6.750	06-15-23		425,000	397,375
Tenet Healthcare Corp. (D)	7.500	01-01-22		200,000	211,000
Tenet Healthcare Corp.	8.125	04-01-22		450,000	445,500
WellCare Health Plans, Inc.	5.250	04-01-25		295,000	312,331
Life sciences tools and services 0.1%
Life Technologies Corp.	6.000	03-01-20		490,000	525,213
PerkinElmer, Inc.	1.875	07-19-26	EUR	100,000	122,048
Pharmaceuticals 0.3%
Allergan Funding SCS	2.350	03-12-18		105,000	105,141
Endo Finance LLC (D)	6.000	02-01-25		250,000	188,750
Endo Finance LLC (D)	7.250	01-15-22		225,000	194,625
Johnson & Johnson	1.950	11-10-20		35,000	34,892
Teva Pharmaceutical Finance Netherlands III BV	1.400	07-20-18		135,000	133,773
Teva Pharmaceutical Finance Netherlands III BV	1.700	07-19-19		145,000	140,396
Teva Pharmaceutical Finance Netherlands III BV	2.200	07-21-21		935,000	859,181
Valeant Pharmaceuticals International, Inc. (D)	5.500	11-01-25		195,000	196,950
Valeant Pharmaceuticals International, Inc. (D)	6.375	10-15-20		340,000	340,000
Valeant Pharmaceuticals International, Inc. (D)	6.500	03-15-22		240,000	252,000
Valeant Pharmaceuticals International, Inc. (D)	7.000	03-15-24		509,000	545,266
Valeant Pharmaceuticals International, Inc. (D)	7.500	07-15-21		335,000	331,650
Industrials 2.4%					22,031,450
Aerospace and defense 0.2%
Lockheed Martin Corp.	3.600	03-01-35		80,000	78,829
Lockheed Martin Corp.	4.500	05-15-36		535,000	582,173
Rockwell Collins, Inc.	1.950	07-15-19		30,000	29,889
StandardAero Aviation Holdings, Inc. (D)	10.000	07-15-23		885,000	969,075
Triumph Group, Inc. (D)	7.750	08-15-25		205,000	220,888
Air freight and logistics 0.0%
Mexico City Airport Trust (D)	5.500	07-31-47		200,000	200,600
Park-Ohio Industries, Inc.	6.625	04-15-27		85,000	91,269
United Parcel Service, Inc.	2.500	04-01-23		75,000	74,482
Airlines 0.4%
Aercap Ireland Capital DAC	3.500	01-15-25		160,000	158,617
American Airlines 2013-1 Class B Pass Through Trust (D)	5.625	01-15-21		66,646	69,646
American Airlines 2013-2 Class A Pass Through Trust	4.950	07-15-24		175,075	186,017
American Airlines 2014-1 Class B Pass Through Trust	4.375	04-01-24		55,337	56,665
American Airlines 2015-1 Class B Pass Through Trust	3.700	11-01-24		106,930	107,197
American Airlines 2016-1 Class AA Pass Through Trust	3.575	07-15-29		195,077	199,290
American Airlines 2016-2 Class A Pass Through Trust	3.650	12-15-29		233,760	237,617
40	JOHN HANCOCK Spectrum Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Airlines (continued)
American Airlines 2017-1 Class B Pass Through Trust	4.950	08-15-26		250,000	$262,025
American Airlines 2017-2 Class A Pass Through Trust	3.600	04-15-31		260,000	264,940
American Airlines 2017-2 Class AA Pass Through Trust	3.350	04-15-31		100,000	100,750
Azul Investments LLP (D)	5.875	10-26-24		200,000	199,000
Continental Airlines 2012-1 Class A Pass Through Trust	4.150	10-11-25		120,670	126,703
Delta Air Lines 2009-1 Class A Pass Through Trust	7.750	06-17-21		15,392	16,656
Delta Air Lines 2010-2 Class A Pass Through Trust	4.950	11-23-20		25,805	26,509
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	10-15-20		26,705	27,734
Delta Air Lines, Inc.	2.600	12-04-20		20,000	19,977
Delta Air Lines, Inc.	2.875	03-13-20		135,000	135,920
Delta Air Lines, Inc.	3.625	03-15-22		350,000	357,093
Southwest Airlines Company	2.750	11-06-19		110,000	111,080
United Airlines 2014-1 Class B Pass Through Trust	4.750	10-11-23		238,709	247,947
United Airlines 2014-2 Class B Pass Through Trust	4.625	03-03-24		421,798	436,688
US Airways 2012-2 Class A Pass Through Trust	4.625	12-03-26		180,875	193,102
US Airways 2013-1 Class A Pass Through Trust	3.950	05-15-27		189,308	197,259
Building products 0.1%
Masco Corp.	3.500	11-15-27		285,000	281,194
Masonite International Corp. (D)	5.625	03-15-23		125,000	130,819
NCI Building Systems, Inc. (D)	8.250	01-15-23		150,000	159,563
Commercial services and supplies 0.3%
Advanced Disposal Services, Inc. (D)	5.625	11-15-24		150,000	154,875
Brambles USA, Inc. (D)	4.125	10-23-25		90,000	92,953
HPHT Finance 15, Ltd. (D)	2.250	03-17-18		400,000	399,718
Prime Security Services Borrower LLC (D)	9.250	05-15-23		570,000	629,138
Prosegur Cia de Seguridad SA	2.750	04-02-18	EUR	100,000	120,118
Red de Carreteras de Occidente SAPIB de CV (D)	9.000	06-10-28	MXN	2,000,000	105,220
The ADT Corp.	6.250	10-15-21		50,000	55,000
The Brink's Company (D)	4.625	10-15-27		335,000	332,320
TMS International Corp. (D)	7.250	08-15-25		310,000	325,500
Wrangler Buyer Corp. (D)	6.000	10-01-25		102,000	103,530
Construction and engineering 0.2%
Brand Industrial Services, Inc. (D)	8.500	07-15-25		245,000	259,774
CCCI Treasure, Ltd. (3.500% to 4-21-20, then 5 Year CMT + 7.192%) (H)	3.500	04-21-20		200,000	199,896
CRCC Yupeng, Ltd. (3.950% to 8-1-19, then 5 Year CMT + 7.251%) (H)	3.950	08-01-19		200,000	201,320
Heathrow Funding, Ltd. (D)	4.875	07-15-23		595,000	635,583
Kissner Holdings LP (D)	8.375	12-01-22		450,000	457,313
Transurban Finance Company Pty, Ltd.	1.875	09-16-24	EUR	200,000	253,350
Transurban Finance Company Pty, Ltd. (D)	3.375	03-22-27		60,000	58,543
Transurban Finance Company Pty, Ltd. (D)	4.125	02-02-26		50,000	51,935
Industrial conglomerates 0.2%
Axtel SAB de CV (D)	6.375	11-14-24		200,000	203,000
Honeywell International, Inc.	1.800	10-30-19		75,000	74,704
Hutchison Whampoa International 14, Ltd.	3.625	10-31-24		250,000	257,036
Roper Technologies, Inc.	2.050	10-01-18		120,000	120,003
Roper Technologies, Inc.	3.000	12-15-20		20,000	20,309
Roper Technologies, Inc.	3.800	12-15-26		150,000	154,178
Roper Technologies, Inc.	3.850	12-15-25		150,000	154,903
Russian Railways	5.700	04-05-22		400,000	434,400
Sigma Alimentos SA de CV	4.125	05-02-26		230,000	232,576
Machinery 0.3%
Allison Transmission, Inc. (D)	5.000	10-01-24		175,000	182,271
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Spectrum Income Fund	41

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Machinery (continued)
Apex Tool Group LLC (D)	7.000	02-01-21		432,000	$409,320
Fortive Corp.	1.800	06-15-19		10,000	9,933
Grinding Media, Inc. (D)	7.375	12-15-23		50,000	53,750
SIG Combibloc Holdings SCA (D)	7.750	02-15-23	EUR	300,000	374,001
Stanley Black & Decker, Inc.	2.451	11-17-18		230,000	231,050
Titan International, Inc. (D)	6.500	11-30-23		200,000	198,940
Wabtec Corp.	3.450	11-15-26		685,000	666,972
Welbilt, Inc.	9.500	02-15-24		75,000	85,313
Professional services 0.0%
Equifax, Inc.	2.300	06-01-21		20,000	19,406
Road and rail 0.1%
Canadian National Railway Company	3.200	08-02-46		325,000	304,562
ERAC USA Finance LLC (D)	2.350	10-15-19		10,000	9,973
ERAC USA Finance LLC (D)	2.800	11-01-18		20,000	20,144
JB Hunt Transport Services, Inc.	2.400	03-15-19		45,000	45,092
Kansas City Southern	2.350	05-15-20		200,000	199,978
Kansas City Southern	3.125	06-01-26		140,000	135,376
Penske Truck Leasing Company LP (D)	2.500	06-15-19		130,000	130,464
Penske Truck Leasing Company LP (D)	2.875	07-17-18		130,000	130,738
Penske Truck Leasing Company LP (D)	3.375	03-15-18		50,000	50,226
Watco Companies LLC (D)	6.375	04-01-23		244,000	252,540
Semiconductors and semiconductor equipment 0.0%
Sensata Technologies UK Financing Company PLC (D)	6.250	02-15-26		325,000	353,438
Trading companies and distributors 0.5%
Air Lease Corp.	2.125	01-15-18		35,000	35,013
Air Lease Corp.	2.125	01-15-20		95,000	94,452
Air Lease Corp.	2.750	01-15-23		490,000	484,011
Air Lease Corp.	3.625	04-01-27		175,000	174,020
Air Lease Corp.	3.625	12-01-27		385,000	382,727
Ashtead Capital, Inc. (D)	4.125	08-15-25		200,000	201,500
Ashtead Capital, Inc. (D)	4.375	08-15-27		200,000	203,874
Beacon Escrow Corp. (D)	4.875	11-01-25		115,000	116,941
GATX Corp.	2.375	07-30-18		90,000	90,163
GATX Corp.	2.500	07-30-19		20,000	20,002
GATX Corp.	2.600	03-30-20		75,000	75,173
GATX Corp.	3.250	03-30-25		255,000	255,469
GATX Corp.	3.500	03-15-28		355,000	349,669
GATX Corp.	4.500	03-30-45		95,000	97,405
GATX Corp.	4.850	06-01-21		225,000	241,261
H&E Equipment Services, Inc. (D)	5.625	09-01-25		275,000	288,063
Park Aerospace Holdings, Ltd. (D)	4.500	03-15-23		115,000	111,550
Park Aerospace Holdings, Ltd. (D)	5.250	08-15-22		40,000	40,900
Park Aerospace Holdings, Ltd. (D)	5.500	02-15-24		525,000	536,813
United Rentals North America, Inc.	4.875	01-15-28		170,000	171,913
United Rentals North America, Inc.	5.500	05-15-27		200,000	212,000
Univar USA, Inc. (D)	6.750	07-15-23		320,000	335,200
Transportation infrastructure 0.1%
Autoridad del Canal de Panama (D)	4.950	07-29-35		200,000	223,000
Autostrade per l'Italia SpA	6.250	06-09-22	GBP	100,000	161,969
Burlington Northern Santa Fe LLC	5.400	06-01-41		155,000	190,967
Delhi International Airport, Ltd. (D)	6.125	10-31-26		200,000	213,500
Rumo Luxembourg Sarl (D)	7.375	02-09-24		200,000	216,000
42	JOHN HANCOCK Spectrum Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Information technology 1.9%					$17,095,719
Communications equipment 0.2%
Brocade Communications Systems, Inc.	4.625	01-15-23		70,000	71,400
CommScope Technologies LLC (D)	6.000	06-15-25		450,000	481,500
Harris Corp.	1.999	04-27-18		120,000	120,060
Harris Corp.	4.854	04-27-35		265,000	292,687
Hughes Satellite Systems Corp.	6.625	08-01-26		355,000	371,419
Riverbed Technology, Inc. (D)	8.875	03-01-23		220,000	207,075
ViaSat, Inc. (D)	5.625	09-15-25		180,000	182,025
Electronic equipment, instruments and components 0.2%
Amphenol Corp.	3.125	09-15-21		200,000	203,612
Arrow Electronics, Inc.	3.500	04-01-22		65,000	65,734
Arrow Electronics, Inc.	4.500	03-01-23		185,000	194,809
Avnet, Inc.	4.625	04-15-26		105,000	109,192
Avnet, Inc.	4.875	12-01-22		205,000	217,042
CDW LLC	5.000	09-01-25		125,000	130,625
Jabil, Inc.	8.250	03-15-18		80,000	81,124
Keysight Technologies, Inc.	3.300	10-30-19		350,000	353,113
Keysight Technologies, Inc.	4.600	04-06-27		790,000	839,038
Internet software and services 0.4%
Alibaba Group Holding, Ltd.	3.125	11-28-21		200,000	203,064
Alibaba Group Holding, Ltd.	3.600	11-28-24		675,000	693,632
Alibaba Group Holding, Ltd.	4.000	12-06-37		300,000	304,198
Baidu, Inc.	2.750	06-09-19		200,000	200,618
Baidu, Inc.	2.875	07-06-22		310,000	308,080
eBay, Inc.	2.150	06-05-20		60,000	59,615
GTT Communications, Inc. (D)	7.875	12-31-24		130,000	137,051
Match Group, Inc. (D)	5.000	12-15-27		130,000	130,975
Match Group, Inc.	6.375	06-01-24		175,000	188,781
Rackspace Hosting, Inc. (D)	8.625	11-15-24		150,000	160,875
Tencent Holdings, Ltd. (D)	2.875	02-11-20		255,000	257,103
Tencent Holdings, Ltd.	3.800	02-11-25		325,000	337,214
VeriSign, Inc.	4.750	07-15-27		490,000	505,313
VeriSign, Inc.	5.250	04-01-25		25,000	27,219
IT services 0.2%
Alliance Data Systems Corp.	5.250	11-15-23	EUR	100,000	127,191
Alliance Data Systems Corp. (D)	5.875	11-01-21		290,000	296,525
Booz Allen Hamilton, Inc. (D)	5.125	05-01-25		205,000	206,025
DXC Technology Company	2.875	03-27-20		70,000	70,498
DXC Technology Company (3 month LIBOR + 0.950%) (B)	2.431	03-01-21		140,000	140,511
Fidelity National Information Services, Inc.	2.250	08-15-21		85,000	83,611
Fidelity National Information Services, Inc.	3.500	04-15-23		111,000	113,699
First Data Corp. (D)	5.375	08-15-23		375,000	389,063
Gartner, Inc. (D)	5.125	04-01-25		100,000	104,500
Visa, Inc.	4.150	12-14-35		129,000	141,134
Visa, Inc.	4.300	12-14-45		320,000	354,566
Xerox Corp.	2.750	03-15-19		45,000	44,984
Xerox Corp.	5.625	12-15-19		85,000	89,347
Semiconductors and semiconductor equipment 0.1%
NXP BV (D)	4.125	06-01-21		275,000	282,733
NXP BV (D)	4.625	06-01-23		300,000	316,923
QUALCOMM, Inc.	2.100	05-20-20		45,000	44,649
Software 0.4%
Activision Blizzard, Inc.	4.500	06-15-47		233,000	241,124
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Spectrum Income Fund	43

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Software (continued)
AssuredPartners, Inc. (D)	7.000	08-15-25		300,000	$302,250
Microsoft Corp.	4.100	02-06-37		285,000	312,533
RP Crown Parent LLC (D)	7.375	10-15-24		150,000	156,375
Seagate HDD Cayman	3.750	11-15-18		60,000	60,885
Solera LLC (D)	10.500	03-01-24		590,000	663,750
Veritas US, Inc. (D)	7.500	02-01-23		600,000	630,000
Veritas US, Inc.	7.500	02-01-23	EUR	100,000	124,979
Veritas US, Inc. (D)	10.500	02-01-24		800,000	838,000
Technology hardware, storage and peripherals 0.4%
Apple, Inc.	1.800	11-13-19		105,000	104,726
Apple, Inc.	3.050	07-31-29	GBP	100,000	147,416
Apple, Inc.	4.250	02-09-47		965,000	1,029,760
Harland Clarke Holdings Corp. (D)	6.875	03-01-20		150,000	153,000
Harland Clarke Holdings Corp. (D)	8.375	08-15-22		425,000	443,063
Harland Clarke Holdings Corp. (D)	9.250	03-01-21		185,000	188,006
Hewlett Packard Enterprise Company (D)	2.100	10-04-19		45,000	44,688
Hewlett Packard Enterprise Company	2.850	10-05-18		90,000	90,547
Western Digital Corp. (D)	7.375	04-01-23		45,000	48,938
Western Digital Corp.	10.500	04-01-24		1,099,000	1,275,527
Materials 2.6%					24,135,386
Chemicals 0.4%
CF Industries, Inc.	5.375	03-15-44		360,000	353,700
CVR Partners LP (D)	9.250	06-15-23		760,000	805,600
Ecolab, Inc. (D)	3.950	12-01-47		205,000	204,164
Equate Petrochemical BV	4.250	11-03-26		200,000	204,029
INEOS Group Holdings SA (D)	5.625	08-01-24		300,000	312,750
Koppers, Inc. (D)	6.000	02-15-25		95,000	102,035
LyondellBasell Industries NV	5.000	04-15-19		219,000	225,326
Mexichem SAB de CV (D)	4.000	10-04-27		200,000	199,000
OCP SA	5.625	04-25-24		300,000	320,250
Platform Specialty Products Corp. (D)	5.875	12-01-25		125,000	125,938
Platform Specialty Products Corp. (D)	6.500	02-01-22		200,000	206,750
PQ Corp. (D)	5.750	12-15-25		90,000	91,913
PQ Corp. (D)	6.750	11-15-22		250,000	269,375
Solvay Finance America LLC (D)	4.450	12-03-25		420,000	446,038
The Sherwin-Williams Company	2.250	05-15-20		220,000	219,018
Westlake Chemical Corp.	4.625	02-15-21		90,000	92,700
Construction materials 0.3%
Boral Finance Pty, Ltd. (D)	3.000	11-01-22		35,000	34,793
Boral Finance Pty, Ltd. (D)	3.750	05-01-28		135,000	135,132
Cemex SAB de CV	7.750	04-16-26		200,000	226,460
Grupo Cementos de Chihuahua SAB de CV (D)	5.250	06-23-24		200,000	204,500
Holcim US Finance Sarl & Cie SCS (D)	5.150	09-12-23		230,000	252,258
Holcim US Finance Sarl & Cie SCS (D)	6.000	12-30-19		280,000	298,109
James Hardie International Finance DAC (D)	4.750	01-15-25		200,000	203,500
Martin Marietta Materials, Inc.	3.450	06-01-27		240,000	236,914
Martin Marietta Materials, Inc.	4.250	07-02-24		350,000	369,146
Martin Marietta Materials, Inc. (3 month LIBOR + 0.650%) (B)	2.096	05-22-20		25,000	25,106
Summit Materials LLC (D)	5.125	06-01-25		130,000	132,600
Vulcan Materials Company	3.900	04-01-27		155,000	158,126
Vulcan Materials Company	4.500	06-15-47		422,000	425,141
Vulcan Materials Company	7.500	06-15-21		165,000	191,452
44	JOHN HANCOCK Spectrum Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Construction materials (continued)
Vulcan Materials Company (3 month LIBOR + 0.600%) (B)	1.920	06-15-20		55,000	$55,142
Containers and packaging 0.5%
ARD Finance SA (6.625% Cash or 7.375% PIK)	6.625	09-15-23	EUR	100,000	127,357
ARD Finance SA (7.125% Cash or 7.875% PIK)	7.125	09-15-23		825,000	874,418
Ardagh Packaging Finance PLC (D)	7.250	05-15-24		700,000	766,500
BWAY Holding Company (D)	5.500	04-15-24		335,000	349,238
BWAY Holding Company (D)	7.250	04-15-25		305,000	316,056
Cascades, Inc. (D)	5.500	07-15-22		125,000	128,906
Crown Cork & Seal Company, Inc.	7.375	12-15-26		100,000	118,000
Horizon Holdings I SAS	7.250	08-01-23	EUR	100,000	126,742
Horizon Parent Holdings Sarl (8.250% Cash or 9.000% PIK) (D)	8.250	02-15-22	EUR	270,000	342,355
Kleopatra Holdings 1 SCA (8.500% Cash or 9.250% PIK)	8.500	06-30-23	EUR	390,000	480,352
Pactiv LLC	7.950	12-15-25		175,000	197,969
Reynolds Group Issuer, Inc.	5.750	10-15-20		25,000	25,422
Reynolds Group Issuer, Inc. (D)	7.000	07-15-24		250,000	268,231
Reynolds Group Issuer, Inc. (3 month LIBOR + 3.500%) (B)(D)	4.859	07-15-21		200,000	204,250
Metals and mining 1.2%
AK Steel Corp.	6.375	10-15-25		295,000	286,888
Anglo American Capital PLC (D)	9.375	04-08-19		100,000	109,025
ArcelorMittal	6.125	06-01-25		65,000	74,750
ArcelorMittal	7.250	03-01-41		15,000	18,694
ArcelorMittal	7.500	10-15-39		345,000	433,838
Arconic, Inc.	5.870	02-23-22		205,000	221,933
Arconic, Inc.	6.150	08-15-20		660,000	710,424
Big River Steel LLC (D)	7.250	09-01-25		200,000	212,500
Carpenter Technology Corp.	4.450	03-01-23		185,000	188,982
Carpenter Technology Corp.	5.200	07-15-21		195,000	203,831
Constellium NV (D)	4.250	02-15-26	EUR	100,000	120,124
Constellium NV (D)	5.875	02-15-26		250,000	259,063
Constellium NV (D)	6.625	03-01-25		250,000	265,625
Corp. Nacional del Cobre de Chile (D)	3.625	08-01-27		200,000	199,290
First Quantum Minerals, Ltd. (D)	7.250	04-01-23		200,000	210,875
FMG Resources August 2006 Pty, Ltd. (D)	4.750	05-15-22		185,000	188,004
FMG Resources August 2006 Pty, Ltd. (D)	5.125	05-15-24		270,000	277,088
FMG Resources August 2006 Pty, Ltd. (D)	9.750	03-01-22		50,000	55,625
Freeport-McMoRan, Inc.	5.400	11-14-34		590,000	573,775
Freeport-McMoRan, Inc.	5.450	03-15-43		535,000	506,752
Fresnillo PLC (D)	5.500	11-13-23		200,000	219,250
Gerdau Trade, Inc. (D)	4.875	10-24-27		235,000	235,940
Goldcorp, Inc.	2.125	03-15-18		215,000	215,181
Hudbay Minerals, Inc. (D)	7.250	01-15-23		150,000	160,313
Hudbay Minerals, Inc. (D)	7.625	01-15-25		550,000	607,063
Joseph T Ryerson & Son, Inc. (D)	11.000	05-15-22		605,000	681,835
Metalloinvest Finance DAC (D)	4.850	05-02-24		200,000	204,821
New Gold, Inc. (D)	6.375	05-15-25		175,000	185,063
Nexa Resources SA (D)	5.375	05-04-27		200,000	211,000
Northwest Acquisitions ULC (D)	7.125	11-01-22		165,000	170,363
Novelis Corp. (D)	5.875	09-30-26		175,000	182,875
Novelis Corp. (D)	6.250	08-15-24		300,000	316,500
Nyrstar Netherlands Holdings BV	8.500	09-15-19	EUR	100,000	132,176
Press Metal Labuan, Ltd.	4.800	10-30-22		200,000	199,729
Reliance Steel & Aluminum Company	4.500	04-15-23		130,000	137,217
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Spectrum Income Fund	45

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Metals and mining (continued)
Southern Copper Corp.	5.250	11-08-42		155,000	$172,891
Stillwater Mining Company	6.125	06-27-22		200,000	204,600
Teck Resources, Ltd.	6.000	08-15-40		115,000	127,650
Teck Resources, Ltd.	6.250	07-15-41		157,000	178,980
United States Steel Corp.	6.875	08-15-25		295,000	305,266
Vale Overseas, Ltd.	4.375	01-11-22		295,000	306,343
Zekelman Industries, Inc. (D)	9.875	06-15-23		475,000	532,000
Paper and forest products 0.2%
Celulosa Arauco y Constitucion SA (D)	3.875	11-02-27		510,000	503,625
Celulosa Arauco y Constitucion SA	4.500	08-01-24		200,000	211,132
Celulosa Arauco y Constitucion SA (D)	5.500	11-02-47		630,000	644,963
Norbord, Inc. (D)	6.250	04-15-23		175,000	190,313
West Fraser Timber Company, Ltd. (D)	4.350	10-15-24		335,000	328,450
Real estate 1.5%					13,866,244
Equity real estate investment trusts 1.2%
Alexandria Real Estate Equities, Inc.	3.450	04-30-25		205,000	204,143
Alexandria Real Estate Equities, Inc.	3.950	01-15-28		295,000	301,248
American Campus Communities Operating Partnership Lp	3.625	11-15-27		255,000	252,859
American Campus Communities Operating Partnership LP	3.350	10-01-20		75,000	76,568
American Campus Communities Operating Partnership LP	3.750	04-15-23		185,000	190,231
American Campus Communities Operating Partnership LP	4.125	07-01-24		245,000	255,326
Boston Properties LP	2.750	10-01-26		320,000	301,982
Boston Properties LP	3.650	02-01-26		140,000	141,811
Brixmor Operating Partnership LP	3.850	02-01-25		330,000	329,481
Brixmor Operating Partnership LP	3.875	08-15-22		135,000	138,617
Brixmor Operating Partnership LP	3.900	03-15-27		375,000	368,904
Brixmor Operating Partnership LP	4.125	06-15-26		360,000	362,231
Camden Property Trust	4.875	06-15-23		215,000	231,641
Crown Castle International Corp.	2.250	09-01-21		125,000	122,945
Crown Castle International Corp.	3.400	02-15-21		50,000	51,116
Crown Castle International Corp.	4.450	02-15-26		415,000	434,531
Crown Castle International Corp.	4.750	05-15-47		410,000	424,682
Crown Castle International Corp.	5.250	01-15-23		155,000	170,174
Crown Castle Towers LLC (D)	3.222	05-15-42		25,000	25,394
Crown Castle Towers LLC (D)	3.663	05-15-25		120,000	122,051
Crown Castle Towers LLC (D)	6.113	01-15-40		240,000	254,121
DCT Industrial Operating Partnership LP	4.500	10-15-23		215,000	226,008
Equinix, Inc.	5.375	05-15-27		230,000	248,354
Equinix, Inc.	5.750	01-01-25		125,000	133,594
Essex Portfolio LP	3.375	04-15-26		305,000	301,822
Essex Portfolio LP	3.625	05-01-27		155,000	155,668
Healthcare Realty Trust, Inc.	3.750	04-15-23		115,000	117,062
Healthcare Realty Trust, Inc.	5.750	01-15-21		113,000	124,454
Highwoods Realty LP	3.625	01-15-23		165,000	165,712
Host Hotels & Resorts LP	4.000	06-15-25		205,000	209,303
Inmobiliaria Colonial Socimi SA	2.728	06-05-23	EUR	200,000	261,230
iStar, Inc.	4.625	09-15-20		65,000	65,975
Kilroy Realty LP	3.450	12-15-24		240,000	238,389
Kilroy Realty LP	4.800	07-15-18		95,000	96,257
Kimco Realty Corp.	6.875	10-01-19		40,000	43,192
MPT Operating Partnership LP	5.000	10-15-27		645,000	672,413
MPT Operating Partnership LP	5.250	08-01-26		10,000	10,525
46	JOHN HANCOCK Spectrum Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
MPT Operating Partnership LP	6.375	03-01-24		225,000	$243,000
Prologis LP	2.250	06-30-29	GBP	100,000	129,519
Rayonier AM Products, Inc. (D)	5.500	06-01-24		15,000	14,799
Regency Centers LP	3.600	02-01-27		95,000	94,560
Societe Fonciere Lyonnaise SA	2.250	11-16-22	EUR	200,000	255,768
Ventas Realty LP	2.000	02-15-18		75,000	75,038
Ventas Realty LP	4.000	04-30-19		15,000	15,310
VEREIT Operating Partnership LP	3.000	02-06-19		191,000	192,190
VEREIT Operating Partnership LP	3.950	08-15-27		627,000	619,145
VEREIT Operating Partnership LP	4.600	02-06-24		245,000	256,468
VEREIT Operating Partnership LP	4.875	06-01-26		988,000	1,053,981
WEA Finance LLC (D)	3.750	09-17-24		270,000	273,812
Real estate management and development 0.3%
Akelius Residential Property AB	1.750	02-07-25	EUR	100,000	121,734
AV Homes, Inc.	6.625	05-15-22		135,000	141,249
Bestgain Real Estate, Ltd.	2.625	03-13-18		200,000	199,938
CIFI Holdings Group Company, Ltd. (5.375% to 8-24-22, then 5 Year CMT + 8.571%) (H)	5.375	08-24-22		200,000	193,058
Citycon Treasury BV	2.500	10-01-24	EUR	200,000	258,471
Five Point Operating Company LP (D)	7.875	11-15-25		500,000	510,000
Greystar Real Estate Partners LLC (D)	5.750	12-01-25		155,000	159,650
IRSA Propiedades Comerciales SA (D)	8.750	03-23-23		275,000	310,151
RESIDOMO Sro (D)	3.375	10-15-24	EUR	100,000	121,746
The Howard Hughes Corp. (D)	5.375	03-15-25		635,000	652,463
VICI Properties 1 LLC	8.000	10-15-23		129,600	144,180
Telecommunication services 1.7%					15,939,010
Diversified telecommunication services 0.9%
AT&T, Inc.	2.300	03-11-19		110,000	110,137
Bellsouth LLC (D)	4.285	04-26-18		250,000	252,335
CenturyLink, Inc.	7.500	04-01-24		270,000	263,250
Grain Spectrum Funding LLC (D)	4.000	10-10-18		505,000	508,222
GTP Acquisition Partners I LLC (D)	2.350	06-15-20		330,000	327,860
Intelsat Jackson Holdings SA	7.250	10-15-20		585,000	552,825
Intelsat Jackson Holdings SA	7.500	04-01-21		280,000	260,750
Level 3 Financing, Inc.	5.250	03-15-26		125,000	122,578
Level 3 Financing, Inc.	5.375	05-01-25		125,000	125,350
Level 3 Financing, Inc.	5.625	02-01-23		325,000	328,656
SmarTone Finance, Ltd.	3.875	04-08-23		200,000	202,215
TDF Infrastructure SAS	2.875	10-19-22	EUR	200,000	260,337
Telecom Italia Capital SA	6.999	06-04-18		109,000	111,453
Telecom Italia SpA	2.375	10-12-27	EUR	200,000	240,912
Telecom Italia SpA	5.875	05-19-23	GBP	50,000	78,563
Telefonica Emisiones SAU	3.192	04-27-18		150,000	150,736
Telefonica Emisiones SAU	4.103	03-08-27		300,000	306,871
Telefonica Emisiones SAU	4.710	01-20-20	EUR	100,000	131,085
Telefonica Emisiones SAU	5.375	02-02-18	GBP	50,000	68,112
Telesat Canada (D)	8.875	11-15-24		200,000	223,500
UPCB Finance IV, Ltd. (D)	5.375	01-15-25		400,000	406,000
Verizon Communications, Inc.	4.272	01-15-36		365,000	358,515
Verizon Communications, Inc.	4.862	08-21-46		460,000	469,423
Verizon Communications, Inc.	5.250	03-16-37		1,317,000	1,439,745
West Corp. (D)	8.500	10-15-25		270,000	262,913
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Spectrum Income Fund	47

	Rate (%)	Maturity date		Par value^	Value
Telecommunication services (continued)
Diversified telecommunication services (continued)
Zayo Group LLC (D)	5.750	01-15-27		120,000	$123,600
Zayo Group LLC	6.375	05-15-25		475,000	502,313
Wireless telecommunication services 0.8%
C&W Senior Financing Designated Activity Company (D)	6.875	09-15-27		200,000	210,000
CC Holdings GS V LLC	3.849	04-15-23		560,000	578,469
Digicel Group, Ltd. (D)	8.250	09-30-20		615,000	592,559
Intelsat Jackson Holdings SA (D)	9.500	09-30-22		800,000	922,000
Millicom International Cellular SA (D)	5.125	01-15-28		200,000	197,480
Millicom International Cellular SA (D)	6.000	03-15-25		200,000	208,000
MTN Mauritius Investment, Ltd.	6.500	10-13-26		200,000	214,350
SBA Tower Trust (D)	2.240	04-09-43		125,000	125,020
SBA Tower Trust (D)	2.898	10-15-44		265,000	266,236
SBA Tower Trust (D)	3.156	10-10-45		360,000	365,252
SBA Tower Trust (D)	3.168	04-09-47		295,000	294,742
SBA Tower Trust (D)	3.598	04-09-43		570,000	570,121
SBA Tower Trust (D)	3.869	10-15-49		360,000	363,989
Softbank Group Corp.	5.125	09-19-27		600,000	595,610
Sprint Capital Corp.	6.875	11-15-28		180,000	184,725
Sprint Capital Corp.	8.750	03-15-32		395,000	456,103
Sprint Communications, Inc.	11.500	11-15-21		310,000	376,650
Sprint Corp.	7.250	09-15-21		500,000	532,500
TBG Global Pte, Ltd.	5.250	02-10-22		200,000	203,779
T-Mobile USA, Inc.	6.500	01-15-26		450,000	493,169
Utilities 1.9%					17,524,224
Electric utilities 1.3%
Alabama Power Company	3.750	03-01-45		150,000	151,182
American Transmission Systems, Inc. (D)	5.000	09-01-44		100,000	114,350
Broadcom Corp. (D)	2.375	01-15-20		130,000	128,901
Broadcom Corp. (D)	3.000	01-15-22		265,000	261,927
Broadcom Corp. (D)	3.125	01-15-25		310,000	294,965
Broadcom Corp. (D)	3.625	01-15-24		595,000	589,037
Broadcom Corp. (D)	3.875	01-15-27		130,000	127,516
Comision Federal de Electricidad (D)	4.875	01-15-24		200,000	213,250
Commonwealth Edison Company	4.350	11-15-45		275,000	302,543
Dominion Energy, Inc. (D)	1.500	09-30-18		50,000	49,838
DPL, Inc.	7.250	10-15-21		400,000	443,000
Eastern Power Networks PLC	5.750	03-08-24	GBP	30,000	49,146
EDP Finance BV (D)	6.000	02-02-18		100,000	100,626
Empresas Publicas de Medellin ESP	7.625	09-10-24	COP	153,000,000	50,529
Enel Americas SA	4.000	10-25-26		300,000	304,239
Enel Finance International NV (D)	2.750	04-06-23		380,000	373,803
Enel Finance International NV (D)	3.625	05-25-27		615,000	604,693
Enel Finance International NV (D)	4.750	05-25-47		890,000	925,973
Enel Finance International NV	5.625	08-14-24	GBP	50,000	81,718
Eskom Holdings SOC, Ltd.	7.125	02-11-25		1,100,000	1,098,533
Exelon Generation Company LLC	2.950	01-15-20		85,000	85,920
Exelon Generation Company LLC	5.200	10-01-19		5,000	5,247
FirstEnergy Corp.	2.850	07-15-22		70,000	69,526
FirstEnergy Corp.	3.900	07-15-27		540,000	550,909
FirstEnergy Transmission LLC (D)	4.350	01-15-25		195,000	205,434
Lamar Funding, Ltd.	3.958	05-07-25		200,000	185,817
Listrindo Capital BV (D)	4.950	09-14-26		200,000	202,600
48	JOHN HANCOCK Spectrum Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Listrindo Capital BV	4.950	09-14-26	200,000	$202,600
Majapahit Holding BV	7.875	06-29-37	100,000	134,438
MidAmerican Energy Company	4.250	05-01-46	175,000	191,115
NextEra Energy Capital Holdings, Inc.	1.649	09-01-18	30,000	29,941
NextEra Energy Capital Holdings, Inc.	2.300	04-01-19	30,000	30,014
Pennsylvania Electric Company	6.150	10-01-38	180,000	220,380
PPL Capital Funding, Inc.	1.900	06-01-18	55,000	54,969
PPL Capital Funding, Inc.	4.000	09-15-47	430,000	431,819
Public Service Company of Oklahoma	5.150	12-01-19	35,000	36,794
Ruwais Power Company PJSC	6.000	08-31-36	200,000	233,760
San Diego Gas & Electric Company	1.914	02-01-22	41,786	41,118
Southern Power Company	1.850	12-01-17	25,000	25,000
State Grid Overseas Investment 2014, Ltd.	4.850	05-07-44	200,000	231,604
State Grid Overseas Investment 2016, Ltd. (D)	2.250	05-04-20	220,000	218,032
State Grid Overseas Investment 2016, Ltd. (D)	2.750	05-04-22	520,000	516,745
State Grid Overseas Investment 2016, Ltd.	4.000	05-04-47	400,000	404,496
The Cleveland Electric Illuminating Company (D)	3.500	04-01-28	160,000	159,372
The Southern Company	1.550	07-01-18	30,000	29,939
The Southern Company	1.850	07-01-19	100,000	99,487
The Southern Company	2.350	07-01-21	20,000	19,809
The Southern Company	3.250	07-01-26	161,000	158,479
The Southern Company	4.250	07-01-36	280,000	290,984
The Southern Company	4.400	07-01-46	425,000	444,967
Gas utilities 0.1%
Ferrellgas LP	6.500	05-01-21	305,000	288,988
Ferrellgas LP	6.750	01-15-22	95,000	89,419
Ferrellgas LP	6.750	06-15-23	75,000	69,563
Perusahaan Gas Negara Persero Tbk	5.125	05-16-24	200,000	215,296
Southern Gas Corridor CJSC	6.875	03-24-26	300,000	339,024
Suburban Propane Partners LP	5.500	06-01-24	90,000	89,100
Independent power and renewable electricity producers 0.3%
AES Corp.	5.125	09-01-27	230,000	237,475
Cemig Geracao e Transmissao SA (D)	9.250	12-05-24	200,000	197,486
NRG Energy, Inc. (D)	5.750	01-15-28	405,000	409,556
NRG Energy, Inc.	6.625	01-15-27	645,000	694,988
NRG Energy, Inc.	7.250	05-15-26	965,000	1,062,706
TerraForm Power Operating LLC (D)	4.250	01-31-23	75,000	75,094
TerraForm Power Operating LLC (D)	5.000	01-31-28	115,000	115,288
Independent power producers and energy traders 0.0%
AES Corp.	6.000	05-15-26	200,000	217,000
IPALCO Enterprises, Inc.	3.450	07-15-20	235,000	238,231
Multi-utilities 0.2%
CMS Energy Corp.	8.750	06-15-19	50,000	54,707
Consolidated Edison Company of New York, Inc.	3.850	06-15-46	285,000	292,426
Dominion Energy, Inc.	1.875	01-15-19	25,000	24,893
Dominion Energy, Inc. (D)	2.125	02-15-18	110,000	110,048
Dominion Energy, Inc.	2.579	07-01-20	30,000	30,019
Dominion Energy, Inc.	2.962	07-01-19	25,000	25,211
Enable Oklahoma Intrastate Transmission LLC (D)	6.250	03-15-20	70,000	74,018
NiSource Finance Corp.	3.950	03-30-48	325,000	324,981
NiSource Finance Corp.	4.375	05-15-47	273,000	291,449

TECO Finance, Inc. (3 month LIBOR + 0.600%) (B)	1.950	04-10-18	180,000	180,174
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Spectrum Income Fund	49

	Rate (%)	Maturity date	Par value^	Value

Convertible bonds 0.0%				$436,333
(Cost $427,204)
Consumer discretionary 0.0%				227,333
Hotels, restaurants and leisure 0.0%
Caesars Entertainment Corp.	5.000	10-01-24	66,780	134,520
Internet and direct marketing retail 0.0%
Ctrip.com International, Ltd.	1.250	09-15-22	90,000	92,813
Industrials 0.0%				209,000
Transportation infrastructure 0.0%

DP World, Ltd.	1.750	06-19-24	200,000	209,000
Municipal bonds 0.3%				$2,956,119
(Cost $2,829,004)
Chicago Metropolitan Water Reclamation District (Illinois)	5.720	12-01-38	165,000	213,190
Chicago O'Hare International Airport (Illinois)	6.395	01-01-40	150,000	205,143
City of New York (New York)	6.271	12-01-37	115,000	154,669
Commonwealth of Puerto Rico, Series A (F)	8.000	07-01-35	375,000	90,000
Denver City & County School District No. 1 (Colorado)	4.242	12-15-37	130,000	137,160
District of Columbia	5.591	12-01-34	40,000	49,634
East Bay Municipal Utility District (California)	5.874	06-01-40	135,000	179,449
Florida Hurricane Catastrophe Fund Finance Corp., Series A	2.995	07-01-20	265,000	268,485
Florida State Board of Administration Finance Corp.	2.163	07-01-19	170,000	170,041
JobsOhio Beverage System	4.532	01-01-35	125,000	138,209
Los Angeles Department of Airports (California)	7.053	05-15-40	185,000	262,985
Maryland State Transportation Authority	5.888	07-01-43	125,000	165,209
Metropolitan Transportation Authority (New York)	7.336	11-15-39	55,000	84,527
North Carolina Eastern Municipal Power Agency	2.003	07-01-18	5,000	5,004
Port Authority of New York & New Jersey	4.458	10-01-62	340,000	385,064
South Carolina State Public Service Authority	4.322	12-01-27	260,000	269,870
State of Oregon	5.892	06-01-27	60,000	72,909
University of California	4.131	05-15-45	60,000	62,705
Virginia Commonwealth Transportation Board	5.350	05-15-35	35,000	41,866
Term loans (I) 7.4%				$67,690,857
(Cost $67,724,340)
Consumer discretionary 1.6%				15,096,161
Auto components 0.2%
American Axle & Manufacturing, Inc. (1 and 3 month LIBOR + 2.250%)	3.600	04-06-24	167,875	168,295
Gates Global LLC (3 month LIBOR + 3.250%)	4.583	04-01-24	124,375	124,997
K&N Parent, Inc. (1 month LIBOR + 4.750%)	6.100	10-19-23	99,250	98,506
TI Group Automotive Systems LLC (1 month LIBOR + 2.750%)	4.100	06-30-22	99,730	100,042
Truck Hero, Inc. (3 month LIBOR + 4.000%)	5.326	04-21-24	598,688	597,939
Truck Hero, Inc. (3 month LIBOR + 8.250%)	9.576	04-21-25	325,000	325,813
Automobiles 0.0%
CH Hold Corp. (1 month LIBOR + 3.000%)	4.350	02-01-24	98,939	99,681
CH Hold Corp. (1 month LIBOR + 7.250%)	8.600	02-01-25	180,000	183,600
Diversified consumer services 0.1%
Laureate Education, Inc. (1 month LIBOR + 4.500%)	5.850	04-26-24	482,575	485,741
WASH Multifamily Laundry Systems LLC (1 month LIBOR + 3.250%)	4.600	05-14-22	166,364	166,988
WASH Multifamily Laundry Systems LLC (1 month LIBOR + 3.250%)	4.600	05-14-22	29,135	29,245
Hotels, restaurants and leisure 0.4%
Boyd Gaming Corp. (1 week LIBOR + 2.500%)	3.701	09-15-23	92,034	92,422
Caesars Resort Collection LLC (J)	TBD	09-27-24	470,000	472,350
CCM Merger, Inc. (1 month LIBOR + 2.750%)	4.100	08-08-21	157,344	157,895
50	JOHN HANCOCK Spectrum Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
CityCenter Holdings LLC (1 month LIBOR + 2.500%)	3.850	04-18-24	329,175	$330,534
Eldorado Resorts, Inc. (1 and 3 month LIBOR + 2.250%)	3.554	04-17-24	108,331	108,196
Equinox Holdings, Inc. (1 month LIBOR + 7.000%)	8.350	09-06-24	200,000	205,876
Equinox Holdings, Inc. (1 week LIBOR + 3.250%)	4.492	03-08-24	49,750	50,061
Four Seasons Hotels, Ltd. (1 month LIBOR + 2.500%)	3.850	11-30-23	173,688	174,483
Golden Nugget, Inc. (2 month LIBOR + 3.250%)	4.598	10-04-23	129,672	130,609
KFC Holding Company (1 month LIBOR + 2.000%)	3.283	06-16-23	222,756	224,315
Kingpin Intermediate Holdings LLC (3 month LIBOR + 4.250%)	5.570	06-28-24	94,763	95,473
La Quinta Intermediate Holdings LLC (3 month LIBOR + 2.750%)	4.109	04-14-21	170,067	170,662
Life Time Fitness, Inc. (1 and 3 month LIBOR + 2.750%)	4.228	06-10-22	367,219	367,450
PF Chang's China Bistro, Inc. (3 and 6 month LIBOR + 5.000%)	6.509	08-18-22	75,000	69,750
Playa Resorts Holding BV (2 and 3 month LIBOR + 3.000%)	4.370	04-05-24	129,675	130,129
Sabre GLBL, Inc. (1 month LIBOR + 2.250%)	3.600	02-22-24	114,139	114,551
Scientific Games International, Inc. (1 and 2 month LIBOR + 3.250%)	4.657	08-14-24	460,237	464,200
SRAM LLC (Prime rate + 2.250% and 2 and 3 month LIBOR + 3.250%)	4.686	03-15-24	187,210	188,614
Station Casinos LLC (1 month LIBOR + 2.500%)	3.820	06-08-23	154,584	154,865
Household durables 0.0%
Serta Simmons Bedding LLC (3 month LIBOR + 3.500%)	4.848	11-08-23	211,592	204,186
Leisure products 0.0%
Cypress International, Inc. (1 month LIBOR + 6.750%)	8.100	04-27-25	255,000	261,056
MND Holdings III Corp. (3 month LIBOR + 4.500%)	5.833	06-19-24	84,788	85,211
Media 0.7%
ABG Intermediate Holdings 2 LLC (3 month LIBOR + 3.500%)	4.833	09-26-24	85,000	85,691
Advantage Sales & Marketing, Inc. (2 and 3 month LIBOR + 3.250%)	4.628	07-23-21	97,000	94,151
Altice Financing SA (J)	TBD	01-05-26	125,000	121,250
Altice Financing SA (3 month LIBOR + 2.750%)	4.109	07-15-25	368,275	359,436
Altice US Finance I Corp. (1 month LIBOR + 2.250%)	3.600	07-28-25	465,589	461,902
Charter Communications Operating LLC (1 month LIBOR + 2.250%)	3.600	01-15-24	221,625	222,567
Coral US Company Borrower LLC (1 month LIBOR + 3.500%)	4.850	01-31-25	130,000	130,122
Creative Artists Agency LLC (1 month LIBOR + 2.500%)	4.750	02-15-24	69,475	70,083
CSC Holdings LLC (1 month LIBOR + 2.250%)	3.514	07-17-25	486,184	483,146
Delta 2 Lux Sarl (1 month LIBOR + 3.000%)	4.350	02-01-24	1,192,650	1,198,613
Hoya Midco LLC (1 month LIBOR + 4.000%)	5.350	06-30-24	299,250	298,876
iHeartCommunications, Inc. (3 month LIBOR + 6.750%)	8.083	01-30-19	875,000	659,164
JD Power & Associates (3 month LIBOR + 4.250%)	5.583	09-07-23	123,750	124,523
Lions Gate Entertainment Corp. (1 month LIBOR + 3.000%)	4.350	12-08-23	92,500	92,500
Mission Broadcasting, Inc. (1 month LIBOR + 2.500%)	3.742	01-17-24	23,084	23,142
NEP/NCP Holdco, Inc. (1 month LIBOR + 3.250%)	4.600	07-21-22	170,434	170,788
NEP/NCP Holdco, Inc. (1 month LIBOR + 7.000%)	8.246	01-23-23	18,046	18,114
Nexstar Broadcasting, Inc. (1 month LIBOR + 2.500%)	3.742	01-17-24	103,670	103,929
Radiate Holdco LLC	4.350	02-01-24	345,000	341,046
Radiate Holdco LLC (1 month LIBOR + 3.000%)	4.350	02-01-24	218,900	217,123
Townsquare Media, Inc. (2 month LIBOR + 3.000%)	4.423	04-01-22	195,551	195,490
Univision Communications, Inc. (1 month LIBOR + 2.750%)	4.100	03-15-24	378,301	375,464
VFH Parent LLC (3 month LIBOR + 3.750%)	5.135	12-30-21	119,783	120,232
Virgin Media Bristol LLC (3 month LIBOR + 2.500%)	3.750	01-31-26	205,000	204,873
WideOpenWest Finance LLC (1 month LIBOR + 3.250%)	4.533	08-18-23	378,154	374,452
WMG Acquisition Corp. (1 month LIBOR + 2.500%)	3.828	11-01-23	50,000	50,032
Multiline retail 0.0%
BJ's Wholesale Club, Inc. (1 month LIBOR + 3.500%)	4.992	02-03-24	104,238	102,509
BJ's Wholesale Club, Inc. (1 month LIBOR + 7.500%)	8.742	02-03-25	50,000	48,646
Dollar Tree, Inc.	4.250	07-06-22	175,000	176,531
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Spectrum Income Fund	51

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail 0.2%
Academy, Ltd. (1 and 3 month LIBOR + 4.000%)	5.314	07-01-22	555,943	$445,527
Harbor Freight Tools USA, Inc. (1 month LIBOR + 3.250%)	4.600	08-18-23	147,421	148,260
Jo-Ann Stores LLC (3 month LIBOR + 5.000%)	6.551	10-20-23	787,038	747,686
KAR Auction Services, Inc. (3 month LIBOR + 2.500%)	3.875	03-09-23	96,286	96,808
Sally Holdings LLC	4.500	07-05-24	100,000	99,750
Consumer staples 0.4%				3,415,973
Beverages 0.0%
Refresco Group NV (J)	TBD	09-26-24	105,000	105,394
Food and staples retailing 0.1%
Albertson's LLC (3 month LIBOR + 3.000%)	4.330	12-21-22	297,135	288,640
Nomad Foods Europe Midco, Ltd. (1 month LIBOR + 2.750%)	4.000	05-15-24	105,000	105,263
Rite Aid Corp. (1 week LIBOR + 4.750%)	5.960	08-21-20	525,000	526,533
Food products 0.2%
Atkins Nutritionals Holdings, Inc. (3 month LIBOR + 4.000%)	5.392	07-07-24	140,000	141,050
Brightview Landscapes LLC (1, 2 and 3 month LIBOR + 3.000%)	4.336	12-18-20	362,135	363,493
Chobani LLC (1 month LIBOR + 3.500%)	4.742	10-09-23	198,862	200,851
Hostess Brands LLC (1 month LIBOR + 2.250%)	3.742	08-03-22	197,320	197,517
Post Holdings, Inc. (1 month LIBOR + 2.250%)	3.600	05-24-24	249,375	250,193
Shearer's Foods LLC (3 month LIBOR + 6.750%)	8.083	06-30-22	215,000	202,638
The Brickman Group, Ltd. (1 month LIBOR + 6.500%)	7.783	12-17-21	58,511	58,712
US Foods, Inc. (1 month LIBOR + 2.500%)	4.100	06-27-23	147,808	148,548
Household products 0.1%
Diamond BC BV (2 month LIBOR + 3.000%)	4.423	09-06-24	420,000	420,244
Reynolds Group Holdings, Inc. (1 month LIBOR + 2.750%)	4.100	02-05-23	295,104	296,417
Personal products 0.0%
Albea Beauty Holdings SA (1 and 6 month LIBOR + 3.750%)	5.406	03-09-24	109,725	110,480
Energy 0.3%				2,367,187
Energy equipment and services 0.1%
EFS Cogen Holdings I LLC (3 month LIBOR + 3.250%)	4.590	06-28-23	205,507	207,262
Hercules Offshore, Inc. (F)	10.500	05-06-20	138,342	69,171
Thermon Industries, Inc. (1 month LIBOR + 3.750%)	5.125	10-24-24	80,000	80,400
Oil, gas and consumable fuels 0.2%
BCP Raptor LLC (3 month LIBOR + 4.250%)	5.729	06-24-24	773,063	778,381
California Resources Corp. (J)	TBD	11-08-22	75,000	73,726
Chesapeake Energy Corp. (3 month LIBOR + 7.500%)	8.954	08-23-21	200,000	212,750
Eastern Power LLC (1 month LIBOR + 3.750%)	5.100	10-02-23	183,510	184,963
EMG Utica LLC (3 month LIBOR + 3.750%)	5.197	03-27-20	96,667	97,151
Granite Acquisition, Inc. (3 month LIBOR + 4.000%)	5.333	12-19-21	5,366	5,418
Granite Acquisition, Inc. (3 month LIBOR + 4.000%)	5.335	12-19-21	118,696	119,858
Medallion Midland Acquisition LLC (3 month LIBOR + 3.250%)	4.562	10-30-24	245,000	245,306
MEG Energy Corp. (3 month LIBOR + 3.500%)	4.833	12-31-23	119,303	119,219
Oxbow Carbon LLC (1 month LIBOR + 3.500%)	4.850	01-19-20	48,750	49,238
Oxbow Energy Solutions LLC (1 month LIBOR + 7.000%)	8.350	01-17-20	75,000	75,094
Vine Oil & Gas LP (1 month LIBOR + 6.875%)	8.225	11-25-21	50,000	49,250
Financials 0.8%				7,829,977
Banks 0.0%
Freedom Mortgage Corp. (6 month LIBOR + 5.500%)	6.956	02-23-22	64,343	65,147
Capital markets 0.1%
Capital Automotive LP (1 month LIBOR + 6.000%)	7.350	03-24-25	300,196	307,701
Duff & Phelps Corp. (3 month LIBOR + 3.250%)	4.607	10-14-24	30,000	30,009
52	JOHN HANCOCK Spectrum Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Capital markets (continued)
Focus Financial Partners LLC (3 month LIBOR + 3.250%)	4.574	07-03-24		75,000	$75,563
Fortress Investment Group LLC (1 month LIBOR + 2.750%)	2.750	06-14-22		75,000	75,788
Onex Wizard Acquisition Company II SCA (1 month LIBOR + 3.000%)	4.350	03-13-22		201,583	202,497
The Edelman Financial Center LLC (3 month LIBOR + 4.250%)	5.653	11-01-24		95,000	96,069
Virtus Investment Partners, Inc. (3 month LIBOR + 3.750%)	5.066	06-01-24		74,813	75,561
Diversified financial services 0.1%
AlixPartners LLP (3 month LIBOR + 2.750%)	4.083	04-04-24		119,550	120,032
Bronco Midstream Funding LLC (3 month LIBOR + 4.000%)	5.436	08-15-20		69,306	69,739
Frank Russell Company (1 month LIBOR + 4.250%)	5.600	06-01-23		29,774	30,053
NFP Corp. (1 month LIBOR + 3.500%)	4.850	01-08-24		54,187	54,425
Sam BidCo SAS (J)	TBD	09-30-24		50,000	50,000
TKC Holdings, Inc. (1 and 2 month LIBOR + 4.250%)	5.673	02-01-23		64,675	65,363
TKC Holdings, Inc. (2 month LIBOR + 8.000%)	9.423	02-01-24		35,000	35,263
UFC Holdings LLC (1 month LIBOR + 7.500%)	8.828	08-18-24		125,000	126,771
UFC Holdings LLC (3 month LIBOR + 3.250%)	4.580	08-18-23		173,250	174,089
Insurance 0.6%
Acrisure LLC	6.272	11-22-23		462,675	466,580
Alliant Holdings I LLC (3 month LIBOR + 3.250%)	4.578	08-12-22		171,313	171,966
Asurion LLC (1 month LIBOR + 2.750%)	4.100	08-04-22		1,151,508	1,156,310
Asurion LLC (1 month LIBOR + 3.000%)	4.350	11-03-23		1,153,267	1,157,408
Asurion LLC (1 month LIBOR + 6.000%)	7.350	08-04-25		1,985,000	2,035,121
HUB International, Ltd. (3 month LIBOR + 3.000%)	4.413	10-02-20		294,097	295,274
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 5.750%)	7.100	02-28-22		550,000	554,813
Sedgwick Claims Management Services, Inc. (3 month LIBOR + 3.250%)	4.583	03-01-21		173,060	174,088
USI, Inc. (J)	TBD	07-26-24		90,000	89,550
USI, Inc. (1 month LIBOR + 3.000%)	4.350	05-16-24		75,000	74,797
Health care 0.7%					6,126,654
Health care equipment and supplies 0.0%
Argon Medical Devices, Inc. (J)	TBD	10-11-24		80,000	80,300
Kinetic Concepts, Inc. (3 month LIBOR + 3.250%)	4.583	02-02-24		124,125	123,685
Health care providers and services 0.4%
ATI Holdings Acquisition, Inc. (3 month LIBOR + 3.500%)	4.847	05-10-23		98,750	99,491
BCPE Eagle Buyer LLC (1 month LIBOR + 4.250%)	5.600	03-18-24		129,350	128,703
Catalent Pharma Solutions, Inc. (1 week LIBOR + 2.250%)	3.492	05-20-21		211,478	212,404
CHG Healthcare Services, Inc. (2 and 3 month LIBOR + 3.250%)	4.630	06-07-23		73,875	74,129
Davis Vision, Inc. (J)	TBD	11-01-24		145,000	145,725
Davis Vision, Inc. (J)	TBD	11-03-25		170,000	170,850
Envision Healthcare Corp. (1 month LIBOR + 3.000%)	4.350	12-01-23		650,162	651,384
ExamWorks Group, Inc. (1 month LIBOR + 3.250%)	4.600	07-27-23		173,253	174,192
Explorer Holdings, Inc. (3 month LIBOR + 3.750%)	5.130	05-02-23		49,874	50,185
HCA Healthcare, Inc. (1 month LIBOR + 2.000%)	3.350	03-17-23		197,508	198,100
Midwest Physician Administrative Services LLC (3 month LIBOR + 7.000%)	8.416	08-15-25		105,000	105,131
MPH Acquisition Holdings LLC (3 month LIBOR + 3.000%)	4.333	06-07-23		484,434	484,662
Onex Schumacher Finance LP (1 month LIBOR + 4.000%)	5.350	07-31-22		73,623	72,059
Pharmerica Corp. (J)	TBD	09-26-24		200,000	201,126
Pharmerica Corp. (J)	TBD	09-26-25		110,000	110,138
Surgery Center Holdings, Inc. (1 month LIBOR + 3.250%)	4.600	09-02-24		100,000	98,438
U.S. Anesthesia Partners, Inc. (1 month LIBOR + 3.250%)	4.600	06-23-24		79,800	79,700
US Renal Care, Inc. (3 month LIBOR + 4.250%)	5.583	12-31-22		75,962	73,930
US Renal Care, Inc. (3 month LIBOR + 8.000%)	9.333	12-31-23		50,000	49,250
VEDICI (1 month EURIBOR + 3.750%)	3.750	10-31-22	EUR	25,000	29,969
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Spectrum Income Fund	53

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care technology 0.1%
Change Healthcare Holdings LLC (1 month LIBOR + 2.750%)	4.100	03-01-24	696,126	$697,692
Press Ganey Holdings, Inc. (1 month LIBOR + 3.000%)	4.350	10-23-23	477,375	480,158
Press Ganey Holdings, Inc. (1 month LIBOR + 6.500%)	7.850	10-21-24	129,165	130,457
Life sciences tools and services 0.1%
Albany Molecular Research, Inc. (3 month LIBOR + 3.250%)	4.583	08-30-24	30,000	30,088
Albany Molecular Research, Inc. (3 month LIBOR + 7.000%)	8.333	08-30-25	96,429	97,634
Jaguar Holding Company II (1 and 3 month LIBOR + 2.750%)	4.091	08-18-22	150,098	150,321
PAREXEL International Corp. (1 month LIBOR + 3.000%)	4.350	09-27-24	195,000	196,057
Pharmaceuticals 0.1%
Endo Luxembourg Finance Company I Sarl (1 month LIBOR + 4.250%)	5.625	04-29-24	94,763	95,321
Genoa a Qol Healthcare Company LLC (1 month LIBOR + 3.250%)	4.600	10-28-23	173,253	174,409
McAfee LLC (3 month LIBOR + 4.500%)	5.833	09-30-24	225,000	225,950
McAfee LLC (3 month LIBOR + 8.500%)	9.833	09-29-25	45,000	45,464
Valeant Pharmaceuticals International, Inc. (1 month LIBOR + 3.500%)	4.750	04-01-22	384,458	389,552
Industrials 0.6%				5,531,883
Aerospace and defense 0.1%
MacDonald Dettwiler & Associates, Ltd. (3 month LIBOR + 2.750%)	4.100	10-04-24	200,000	200,750
StandardAero Aviation Holdings, Inc. (1 month LIBOR + 3.750%)	5.100	07-07-22	650,000	653,738
Building products 0.1%
C.H.I. Overhead Doors, Inc. (3 month LIBOR + 3.250%)	4.583	07-29-22	341,235	341,662
HNC Holdings, Inc. (1 month LIBOR + 4.500%)	5.850	10-05-23	99,250	99,953
Jeld-Wen, Inc. (3 month LIBOR + 3.000%)	4.333	07-01-22	73,663	74,124
Commercial services and supplies 0.1%
Americold Realty Trust, Inc. (1 month LIBOR + 3.750%)	5.100	12-01-22	97,011	97,860
Armor Holding II LLC (3 month LIBOR + 4.500%)	5.840	06-26-20	148,489	148,737
Metal Services LLC (3 month LIBOR + 7.500%)	8.833	06-30-19	24,809	24,809
Prime Security Services Borrower LLC (1 month LIBOR + 2.750%)	4.100	05-02-22	203,616	205,017
Tempo Acquisition LLC (1 month LIBOR + 3.000%)	4.350	05-01-24	104,738	104,508
Wrangler Buyer Corp. (1 month LIBOR + 3.000%)	4.350	09-27-24	125,000	125,736
Construction and engineering 0.0%
Brand Industrial Services, Inc. (3 month LIBOR + 4.250%)	5.615	06-21-24	224,438	225,364
Pike Corp. (1 month LIBOR + 3.500%)	4.850	09-20-24	74,875	75,873
USIC Holdings, Inc. (6 month LIBOR + 3.500%)	5.004	12-08-23	74,438	74,950
Machinery 0.2%
Columbus McKinnon Corp. (3 month LIBOR + 3.000%)	4.333	01-31-24	63,751	64,150
Filtration Group, Inc. (3 month LIBOR + 3.000%)	4.380	11-21-20	868,699	874,945
Gardner Denver, Inc. (3 month LIBOR + 2.750%)	4.083	07-30-24	390,785	392,008
Global Brass & Copper, Inc. (1 month LIBOR + 3.250%)	4.625	07-18-23	123,750	124,678
Husky Injection Molding Systems, Ltd. (1 month LIBOR + 3.250%)	4.600	06-30-21	233,173	234,500
Milacron LLC (1 month LIBOR + 2.750%)	4.100	09-28-23	114,138	114,209
Navistar, Inc. (1 month LIBOR + 3.500%)	4.750	11-01-24	100,000	100,292
Welbilt, Inc. (1 month LIBOR + 2.750%)	4.100	03-03-23	154,184	155,213
Professional services 0.0%
Institutional Shareholder Services, Inc. (3 month LIBOR + 3.750%)	5.109	10-16-24	116,667	116,764
Trading companies and distributors 0.1%
Avolon TLB Borrower 1 US LLC (1 month LIBOR + 2.250%)	3.533	04-03-22	433,913	433,930
Beacon Roofing Supply, Inc. (J)	TBD	08-23-24	75,000	75,141
Beacon Roofing Supply, Inc. (1 month LIBOR + 2.750%)	4.063	10-01-22	49,000	49,082
Univar USA, Inc. (1 month LIBOR + 2.750%)	3.992	07-01-22	343,033	343,890
54	JOHN HANCOCK Spectrum Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Information technology 1.7%					$15,985,467
Communications equipment 0.0%
CommScope, Inc. (1 and 3 month LIBOR + 2.000%)	3.378	12-29-22		36,850	37,034
Riverbed Technology, Inc. (1 month LIBOR + 3.250%)	4.600	04-24-22		127,210	124,825
Electronic equipment, instruments and components 0.0%
Dell International LLC (1 month LIBOR + 2.000%)	3.350	09-07-23		113,667	113,694
Robertshaw US Holding Corp. (1 month LIBOR + 4.500%)	5.750	08-10-24		60,000	60,375
Internet software and services 0.6%
Ancestry.com Operations, Inc. (3 month LIBOR + 3.250%)	4.500	10-19-23		1,100,750	1,105,913
EIG Investors Corp. (1 and 3 month LIBOR + 4.000%)	5.458	02-09-23		706,004	710,268
Go Daddy Operating Company LLC (1 month LIBOR + 2.250%)	3.600	02-15-24		278,999	279,736
GTT Communications, Inc. (1 month LIBOR + 3.250%)	4.625	01-09-24		84,537	85,065
Hyland Software, Inc. (1 month LIBOR + 3.250%)	4.600	07-01-22		208,503	210,327
Hyland Software, Inc. (1 month LIBOR + 7.000%)	8.350	07-07-25		75,000	76,500
Match Group, Inc. (2 month LIBOR + 2.500%)	3.854	11-16-22		109,375	110,059
MH Sub I LLC (3 month LIBOR + 3.750%)	5.070	09-13-24		250,000	248,673
MH Sub I LLC (3 month LIBOR + 7.500%)	8.820	09-15-25		150,000	148,001
Rackspace Hosting, Inc. (3 month LIBOR + 3.000%)	4.385	11-03-23		287,004	286,542
TierPoint LLC (1 month LIBOR + 3.750%)	5.100	05-06-24		346,442	345,289
TierPoint LLC (1 month LIBOR + 7.250%)	8.600	05-05-25		115,000	114,713
Travelport Finance Luxembourg Sarl (3 month LIBOR + 2.750%)	4.166	09-02-21		255,627	255,292
Uber Technologies, Inc. (3 month LIBOR + 4.000%)	5.328	07-13-23		1,831,500	1,845,236
IT services 0.2%
First Data Corp. (1 month LIBOR + 2.250%)	3.563	07-08-22		435,191	435,165
First Data Corp. (1 month LIBOR + 2.250%)	3.563	04-26-24		608,585	608,476
Gartner, Inc. (1 month LIBOR + 2.000%)	3.350	04-05-24		79,600	79,998
Global Payments, Inc. (1 month LIBOR + 2.000%)	3.350	04-21-23		51,385	51,685
Optiv Security, Inc. (3 month LIBOR + 3.250%)	4.625	02-01-24		24,102	22,949
Optiv Security, Inc. (3 month LIBOR + 7.250%)	8.625	02-01-25		15,000	13,875
Peak 10, Inc. (2 month LIBOR + 3.500%)	4.816	08-01-24		260,000	260,406
Peak 10, Inc. (3 month LIBOR + 7.250%)	8.627	08-01-25		50,000	50,542
Presidio LLC (1 and 3 month LIBOR + 3.250%)	4.585	02-02-22		38,872	39,122
Vantiv LLC (J)	TBD	09-18-24		55,000	55,161
Vantiv LLC (1 month LIBOR + 2.000%)	3.250	08-07-24		205,000	205,914
WEX, Inc. (1 month LIBOR + 2.750%)	4.100	06-30-23		98,750	99,351
Semiconductors and semiconductor equipment 0.0%
Cavium, Inc. (1 month LIBOR + 2.250%)	3.597	08-16-22		87,246	87,246
Software 0.8%
Almonde, Inc. (3 month LIBOR + 3.500%)	4.979	06-13-24		94,763	94,637
Applied Systems, Inc. (3 month LIBOR + 3.250%)	4.574	09-19-24		85,000	85,826
Applied Systems, Inc. (3 month LIBOR + 7.000%)	8.324	09-19-25		70,000	71,943
Ascend Learning LLC (1 month LIBOR + 3.250%)	4.600	07-12-24		205,000	206,025
AssuredPartners, Inc. (1 month LIBOR + 3.500%)	4.850	10-22-24		263,271	264,972
Canyon Valor Companies, Inc. (3 month EURIBOR + 4.250%)	4.250	06-20-23	EUR	40,000	48,324
Canyon Valor Companies, Inc. (3 month LIBOR + 4.250%)	5.583	06-16-23		195,000	197,317
CCC Information Services, Inc. (1 month LIBOR + 3.000%)	4.350	04-27-24		154,613	154,806
Digicert Holdings, Inc. (J)	TBD	10-31-24		65,000	65,792
Information Resources, Inc. (3 month LIBOR + 4.250%)	5.617	01-18-24		248,750	250,200
Information Resources, Inc. (3 month LIBOR + 8.250%)	9.617	01-20-25		50,000	50,188
Kronos, Inc. (1 and 3 month LIBOR + 3.500%)	4.902	11-01-23		1,093,895	1,098,850
Kronos, Inc. (3 month LIBOR + 8.250%)	9.627	11-01-24		580,000	597,278
MA FinanceCo LLC (3 month LIBOR + 2.750%)	4.063	06-21-24		106,407	106,573
Renaissance Learning, Inc. (3 month LIBOR + 3.750%)	5.083	04-09-21		95,809	96,288
RP Crown Parent LLC (1 month LIBOR + 3.000%)	4.350	10-12-23		153,376	154,258
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Spectrum Income Fund	55

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Software (continued)
SCS Holdings, Inc. (1 month LIBOR + 4.250%)	5.600	10-30-22		127,617	$128,042
Seattle Spinco, Inc. (3 month LIBOR + 2.750%)	4.063	06-21-24		718,593	719,714
Solarwinds Holdings, Inc. (1 month LIBOR + 3.500%)	4.850	02-05-23		493,769	495,551
Solera LLC (1 month LIBOR + 3.250%)	4.600	03-03-23		49,685	49,907
SS&C European Holdings Sarl (1 month LIBOR + 2.250%)	3.600	07-08-22		5,540	5,574
SS&C Technologies, Inc. (1 month LIBOR + 2.250%)	3.600	07-08-22		127,669	128,444
Trader Corp. (3 month LIBOR + 3.000%)	4.410	09-28-23		206,217	206,303
Veritas US, Inc. (3 month LIBOR + 4.500%)	5.833	01-27-23		1,642,745	1,642,334
Technology hardware, storage and peripherals 0.1%
Cologix, Inc. (1 month LIBOR + 7.000%)	8.328	03-20-25		250,000	251,458
Cologix, Inc. (3 month LIBOR + 3.000%)	4.456	03-20-24		208,950	208,689
Harland Clarke Holdings Corp. (3 month LIBOR + 5.500%)	6.833	02-09-22		25,645	25,717
Harland Clarke Holdings Corp. (3 month LIBOR + 6.000%)	7.333	12-31-21		117,641	117,972
Western Digital Corp. (3 month LIBOR + 2.000%)	3.313	04-29-22		294,350	295,053
Materials 0.6%					5,212,621
Chemicals 0.3%
ASP Chromaflo Dutch I BV (1 month LIBOR + 4.000%)	5.350	11-18-23		70,130	70,393
ASP Chromaflo Intermediate Holdings, Inc. (1 month LIBOR + 4.000%)	5.350	11-18-23		53,933	54,135
ASP Chromaflo Intermediate Holdings, Inc. (1 month LIBOR + 8.000%)	9.350	11-14-24		75,000	74,625
Encapsys LLC (3 month LIBOR + 3.250%)	4.584	11-07-24		140,000	140,788
Encapsys LLC (3 month LIBOR + 7.500%)	8.834	11-07-25		120,000	121,500
HB Fuller Company (1 month LIBOR + 2.250%)	3.533	10-12-24		140,000	140,505
Inovyn Finance PLC (3 month EURIBOR + 2.250%)	3.000	05-31-24	EUR	74,252	88,448
Kraton Polymers LLC (1 month LIBOR + 3.000%)	4.350	01-06-22		68,466	69,112
MacDermid, Inc. (1 month LIBOR + 2.500%)	3.850	06-07-20		349,092	351,274
MacDermid, Inc. (1 month LIBOR + 3.000%)	4.350	06-07-23		90,423	90,875
Methanol Holdings Trinidad, Ltd. (1 month LIBOR + 3.500%)	4.850	06-30-22		129,338	129,338
Minerals Technologies, Inc.	4.750	05-09-21		100,000	101,000
New Arclin US Holding Corp. (3 month LIBOR + 4.250%)	5.583	02-14-24		44,888	45,196
PQ Corp. (3 month LIBOR + 3.250%)	4.630	11-04-22		222,193	224,184
Solenis International LP (3 month LIBOR + 3.250%)	4.729	07-31-21		145,449	146,055
Solenis International LP (3 month LIBOR + 6.750%)	8.229	07-31-22		650,000	633,750
Construction materials 0.0%
Apex Tool Group LLC (1 month LIBOR + 3.250%)	4.600	01-31-20		130,000	129,242
Quikrete Holdings, Inc. (1 month LIBOR + 2.750%)	4.100	11-15-23		99,250	99,456
Containers and packaging 0.2%
Anchor Glass Container Corp. (1 month LIBOR + 2.750%)	4.035	12-07-23		99,250	99,180
BWAY Corp. (2 and 3 month LIBOR + 3.250%)	4.598	04-03-24		628,425	630,895
Charter NEX US, Inc. (1 month LIBOR + 3.250%)	4.600	05-16-24		139,650	140,217
Consolidated Container Company LLC (1 month LIBOR + 3.500%)	4.850	05-22-24		35,000	35,166
Kloeckner Pentaplast of America, Inc. (3 month LIBOR + 4.250%)	5.583	06-30-22		302,817	304,961
NPC International, Inc. (1 month LIBOR + 3.500%)	4.838	04-19-24		39,900	40,100
PPC Inds, Inc. (3 month LIBOR + 3.500%)	4.835	05-08-24		24,875	24,844
Proampac PG Borrower LLC (1 and 3 month LIBOR + 4.000%)	5.351	11-18-23		148,937	149,310
TricorBraun, Inc. (1 month LIBOR + 3.750%)	5.037	11-30-23		2,288	2,275
TricorBraun, Inc. (3 month LIBOR + 3.750%)	5.083	11-30-23		47,712	47,444
Metals and mining 0.1%
Big River Steel LLC (3 month LIBOR + 5.000%)	6.333	08-23-23		220,000	221,650
Fairmount Santrol, Inc. (3 month LIBOR + 6.000%)	7.377	11-01-22		185,000	186,099
Signode Industrial Group US, Inc. (1 and 3 month LIBOR + 2.750%)	4.092	05-04-21		43,333	43,550
Zekelman Industries, Inc. (3 month LIBOR + 2.750%)	4.073	06-14-21		474,565	477,056
56	JOHN HANCOCK Spectrum Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Paper and forest products 0.0%
Flex Acquisition Company, Inc. (3 month LIBOR + 3.000%)	4.335	12-29-23		99,500	$99,998
Real estate 0.0%					273,273
Equity real estate investment trusts 0.0%
Equinix, Inc. (3 month GBP LIBOR + 3.000%)	3.330	01-09-23	GBP	98,624	133,602
Equinix, Inc. (3 month LIBOR + 2.000%)	3.333	01-09-23		49,250	49,558
Real estate management and development 0.0%
ACOF V DP Acquiror LLC (3 month LIBOR + 3.000%)	4.416	08-15-24		90,000	90,113
Telecommunication services 0.3%					2,467,724
Diversified telecommunication services 0.2%
CenturyLink, Inc. (1 month LIBOR + 2.750%)	4.100	01-31-25		405,000	387,536
Colorado Buyer, Inc. (3 month LIBOR + 7.250%)	8.630	05-01-25		85,000	85,921
Cyxtera DC Holdings, Inc. (3 month LIBOR + 3.000%)	4.380	05-01-24		194,513	195,436
Intelsat Jackson Holdings SA (3 month LIBOR + 2.750%)	4.071	06-30-19		673,704	671,495
IPC Corp. (3 month LIBOR + 4.500%)	5.890	08-06-21		48,750	47,531
Level 3 Parent LLC (3 month LIBOR + 2.250%)	3.696	02-22-24		370,000	369,538
West Corp. (1 month LIBOR + 4.000%)	5.350	10-10-24		110,000	109,822
Zayo Group LLC (1 month LIBOR + 2.250%)	3.563	01-19-24		135,843	136,181
Wireless telecommunication services 0.1%
Digicel International Finance, Ltd. (1 month LIBOR + 3.750%)	5.080	05-28-24		310,000	310,078
Sprint Communications, Inc. (1 month LIBOR + 2.500%)	3.875	02-02-24		154,225	154,186
Utilities 0.4%					3,383,937
Electric utilities 0.3%
Energy Future Intermediate Holding Company LLC (1 month LIBOR + 3.000%)	4.347	06-30-18		1,280,000	1,283,891
Helix Gen Funding LLC (3 month LIBOR + 3.750%)	5.083	06-02-24		64,555	64,926
Vistra Operations Company LLC (1 and 3 month LIBOR + 2.750%)	4.033	12-14-23		99,250	99,821
Vistra Operations Company LLC (1 and 3 month LIBOR + 2.750%)	4.096	08-04-23		703,660	706,496
Vistra Operations Company LLC (3 month LIBOR + 2.750%)	4.084	08-04-23		161,697	162,348
Independent power and renewable electricity producers 0.1%
Dynegy, Inc. (1 month LIBOR + 3.250%)	4.600	02-07-24		72,984	73,383
Exgen Renewables IV LLC (J)	TBD	11-07-24		590,000	594,425
Terraform Power Operating LLC (3 month LIBOR + 2.750%)	4.147	11-02-22		60,000	60,525
Terra-Gen Finance Company LLC (1 month LIBOR + 4.250%)	5.600	12-09-21		33,983	30,585
Independent power producers and energy traders 0.0%
Calpine Corp. (3 month LIBOR + 2.750%)	4.090	01-15-23		148,119	148,251

Calpine Corp. (3 month LIBOR + 2.750%)	4.090	01-15-24		159,186	159,286
Collateralized mortgage obligations 2.2%					$20,192,949
(Cost $20,042,207)
Commercial and residential 1.3%					12,187,411
225 Liberty Street Trust Series 2016-225L, Class A (D)	3.597	02-10-36		100,000	103,597
280 Park Avenue Mortgage Trust
Series 2015-280P, Class A (1 month LIBOR + 0.880%) (B)(D)	2.130	09-15-34		300,000	300,280
Series 2015-280P, Class B (1 month LIBOR + 1.080%) (B)(D)	2.330	09-15-34		120,000	120,150
Alternative Loan Trust Series 2005-61, Class 2A2 (1 month LIBOR + 0.380%) (B)	1.709	12-25-35		23,584	20,040
BAMLL Commercial Mortgage Securities Trust Series 2014-IP, Class A (B)(D)	2.808	06-15-28		100,000	100,043
Banc of America Funding Trust Series 2005-A, Class 5A1 (1 month LIBOR + 0.300%) (B)	1.583	02-20-35		3,054	3,034
Banc of America Mortgage Securities Trust
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Spectrum Income Fund	57

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2004-A, Class 2A2 (B)	3.584	02-25-34	17,205	$17,163
Series 2004-D, Class 2A2 (B)	3.688	05-25-34	8,082	8,145
Series 2004-H, Class 2A2 (B)	3.586	09-25-34	29,075	28,732
Series 2004-I, Class 3A2 (B)	3.773	10-25-34	5,045	5,093
Series 2005-J, Class 3A1 (B)	4.000	11-25-35	40,868	42,131
BANK 2017-BNK5 Series 2017-BNK5, Class D (B)(D)	3.078	06-15-60	100,000	79,182
Bayview Opportunity Master Fund IVa Trust Series 2017-RT1, Class A1 (B)(D)	3.000	03-28-57	85,757	85,990
Bear Stearns ALT-A Trust Series 2005-8, Class 12A1 (1 month LIBOR + 0.540%) (B)	1.869	10-25-35	154,222	148,870
BX Trust
Series 2017-IMC, Class B (1 month LIBOR + 1.400%) (B)(D)	2.639	10-15-32	100,000	100,031
Series 2017-IMC, Class D (1 month LIBOR + 2.250%) (B)(D)	3.489	10-15-32	145,000	145,089
Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class A1	1.242	05-10-47	41,336	41,163
Series 2014-GC21, Class AS	4.026	05-10-47	365,000	379,457
Series 2015-GC27, Class A1	1.353	02-10-48	29,723	29,527
Series 2015-GC27, Class AS	3.571	02-10-48	60,000	60,447
Series 2015-GC33, Class AS	4.114	09-10-58	50,000	52,222
CLNS Trust Series 2017-IKPR, Class A (1 month LIBOR + 0.800%) (B)(D)	2.045	06-11-32	100,000	100,094
COLT Mortgage Loan Trust
Series 2017-1, Class A1 (B)(D)	2.614	05-27-47	71,212	71,262
Series 2017-1, Class A3 (B)(D)	3.074	05-27-47	71,212	71,229
Series 2017-2, Class A1A (B)(D)	2.415	10-25-47	101,659	101,831
Series 2017-2, Class A2A (B)(D)	2.568	10-25-47	96,818	96,942
Series 2017-2, Class A3A (B)(D)	2.773	10-25-47	96,818	96,943
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2013-CR12, Class A4	4.046	10-10-46	255,000	271,708
Series 2014-CR20, Class A1	1.324	11-10-47	18,333	18,230
Series 2014-CR21, Class A1	1.494	12-10-47	13,649	13,591
Series 2014-CR21, Class A3	3.528	12-10-47	465,000	479,372
Series 2014-UBS4, Class C (B)	4.781	08-10-47	65,000	65,324
Series 2014-UBS6, Class A1	1.445	12-10-47	25,718	25,626
Series 2015-CR22, Class A1	1.569	03-10-48	29,647	29,557
Series 2015-CR24, Class A1	1.652	08-10-48	22,850	22,812
Series 2015-CR24, Class A5	3.696	08-10-48	20,000	20,809
Series 2015-CR26, Class A4	3.630	10-10-48	215,000	222,474
Series 2015-LC23, Class A2	3.221	10-10-48	480,000	491,111
Commercial Mortgage Trust (Deutsche Bank AG) Series 2014-TWC, Class A (1 month LIBOR + 0.850%) (B)(D)	2.094	02-13-32	280,000	280,264
Commercial Mortgage Trust (Deutsche Bank AG/Jefferies & Company) Series 2015-PC1, Class B (B)	4.589	07-10-50	100,000	102,194
Credit Suisse Commercial Mortgage Trust
Series 2015-GLPB, Class A (D)	3.639	11-15-34	445,000	463,977
Series 2015-GLPB, Class B (B)(D)	3.938	11-15-34	190,000	197,419
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A1	1.684	04-15-50	28,599	28,506
Series 2015-C2, Class A1	1.454	06-15-57	142,236	141,271
Series 2015-C3, Class A4	3.718	08-15-48	70,000	72,847
Series 2016-C6, Class A5	3.090	01-15-49	90,000	89,783
Deephaven Residential Mortgage Trust Series 2017-3A, Class A1 (B)(D)	2.577	10-25-47	105,000	104,994
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-2, Class 1A1 (1 month LIBOR + 0.400%) (B)	1.729	04-25-35	55,908	51,790
DSLA Mortgage Loan Trust
Series 2004-AR1, Class A1A (1 month LIBOR + 0.840%) (B)	2.123	09-19-44	66,295	64,969
58	JOHN HANCOCK Spectrum Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2004-AR4, Class 2A1A (1 month LIBOR + 0.360%) (B)	1.643	01-19-45	279,060	$262,952
Eleven Madison Mortgage Trust Series 2015-11MD, Class A (B)(D)	3.673	09-10-35	200,000	205,966
Flagstar Mortgage Trust Series 2017-2, Class B1 (B)(D)	4.156	10-25-47	144,767	149,223
GMAC Mortgage Corp. Loan Trust Series 2005-AR3, Class 5A1 (B)	3.820	06-19-35	9,341	9,105
Great Wolf Trust
Series 2017, Class A (1 month LIBOR + 0.850%) (B)(D)	2.093	09-15-34	450,000	449,790
Series 2017, Class B (1 month LIBOR + 1.100%) (B)(D)	2.350	09-15-34	190,000	190,059
GS Mortgage Securities Trust
Series 2014-GC22, Class A1	1.290	06-10-47	32,077	31,941
Series 2014-GC24, Class A1	1.509	09-10-47	59,228	58,980
Series 2015-GC28, Class A1	1.528	02-10-48	49,122	48,843
Series 2015-GC34, Class AS	3.911	10-10-48	55,000	56,916
Series 2016-GS3, Class A1	1.429	10-10-49	16,505	16,257
GS Mortgage-Backed Securities Trust Series 2014-EB1A, Class 2A1 (B)(D)	2.470	07-25-44	83,934	83,217
Hospitality Mortgage Trust Series 2017-HIT, Class A (1 month LIBOR + 0.850%) (B)(D)	2.094	05-08-30	200,000	200,515
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class A1	1.322	08-15-47	13,524	13,489
Series 2014-C22, Class A1	1.451	09-15-47	12,923	12,878
Series 2014-C22, Class A4	3.801	09-15-47	85,000	88,942
Series 2014-C23, Class A1	1.650	09-15-47	17,466	17,427
Series 2014-C24, Class A1	1.539	11-15-47	8,481	8,451
Series 2014-C26, Class A1	1.596	01-15-48	59,288	59,142
Series 2015-C27, Class A1	1.414	02-15-48	40,711	40,429
Series 2015-C28, Class A1	1.445	10-15-48	158,448	157,399
JPMorgan Alternative Loan Trust Series 2007-A2, Class 12A3 (1 month LIBOR + 0.190%) (B)	1.519	06-25-37	29,726	29,713
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-C20, Class A1	1.268	07-15-47	18,023	17,966
Series 2016-ATRM, Class A (D)	2.962	10-05-28	256,091	255,919
Series 2016-JP3, Class A1	1.462	08-15-49	16,885	16,617
Series 2016-JP3, Class B (B)	3.397	08-15-49	90,000	87,907
LB-UBS Commercial Mortgage Trust Series 2008-C1, Class A2 (B)	6.319	04-15-41	318,313	319,550
MetLife Securitization Trust Series 2017-1A, Class A (B)(D)	3.000	04-25-55	100,000	101,004
Mill City Mortgage Loan Trust Series 2016-1, Class A1 (B)(D)	2.500	04-25-57	144,290	143,837
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C16, Class A1	1.294	06-15-47	16,705	16,658
Series 2014-C17, Class A1	1.551	08-15-47	21,489	21,413
Series 2014-C18, Class A1	1.686	10-15-47	17,109	17,097
Series 2014-C19, Class A1	1.573	12-15-47	46,396	46,216
Series 2015-C24, Class B (B)	4.497	05-15-48	60,000	60,913
Series 2015-C24, Class C (B)	4.497	05-15-48	40,000	38,793
Series 2016-C28, Class C (B)	4.747	01-15-49	460,000	478,076
Series 2016-C29, Class A4	3.325	05-15-49	45,000	45,684
Series 2016-C30, Class A1	1.389	09-15-49	25,590	25,151
Morgan Stanley Capital I Trust
Series 2015-MS1, Class AS (B)	4.164	05-15-48	20,000	20,732
Series 2017-CLS, Class B (1 month LIBOR + 0.850%) (B)(D)	2.100	11-15-34	55,000	55,000
Series 2017-H1, Class B	4.075	06-15-50	105,000	107,101
Series 2017-H1, Class C (B)	4.281	06-15-50	75,000	75,660
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Spectrum Income Fund	59

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Morgan Stanley Capital I Trust Series 2017-CLS, Class C (1 month LIBOR + 1.000%) (B)(D)	2.250	11-15-34	45,000	$45,000
One Market Plaza Trust Series 2017-1MKT, Class A (D)	3.613	02-10-32	275,000	283,925
Palisades Center Trust Series 2016-PLSD, Class A (D)	2.713	04-13-33	305,000	303,491
Seasoned Credit Risk Transfer Trust Series 2017-2, Class M1 (B)(D)	4.000	08-25-56	110,000	107,869
Towd Point Mortgage Trust Series 2015-4, Class A1B (B)(D)	2.750	04-25-55	57,121	57,247
Vendee Mortgage Trust Series 1996-3, Class 4 (B)	9.792	03-15-25	199	208
WaMu Mortgage Pass Through Certificates
Series 2005-AR1, Class A1B (1 month LIBOR + 0.780%) (B)	2.109	01-25-45	67,669	64,812
Series 2005-AR12, Class 2A1 (B)	3.300	09-25-35	7,666	7,698
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class A1	1.437	12-15-47	62,052	61,700
Series 2015-C26, Class A1	1.454	02-15-48	27,648	27,474
Series 2015-C28, Class A1	1.531	05-15-48	33,846	33,704
Series 2015-LC20, Class A1	1.471	04-15-50	91,484	90,939
Series 2015-NSX2, Class C (B)	4.391	07-15-58	35,000	33,214
Series 2015-NXS2, Class A2	3.020	07-15-58	140,000	141,810
Series 2015-NXS2, Class AS (B)	4.121	07-15-58	45,000	47,211
Series 2015-NXS2, Class B (B)	4.391	07-15-58	60,000	61,247
Series 2015-SG1, Class A1	1.568	09-15-48	33,345	33,202
Series 2016-LC24, Class A1	1.441	10-15-49	23,471	23,239
Series 2017-C38, Class B (B)	3.917	07-15-50	100,000	101,449
Wells Fargo Mortgage Backed Securities Trust
Series 2004-G, Class A3 (B)	3.355	06-25-34	11,818	11,910
Series 2003-O, Class 5A1 (B)	3.482	01-25-34	25,955	26,645
WF-RBS Commercial Mortgage Trust
Series 2011-C2, Class A1	1.283	05-15-47	53,237	53,031
Series 2013-C13, Class A4	3.001	05-15-45	275,000	277,198
Series 2013-C18, Class A3	3.651	12-15-46	110,000	113,383
Series 2014-C19, Class B (B)	4.723	03-15-47	51,000	53,663
Series 2014-C21, Class A1	1.413	08-15-47	52,194	51,960
Series 2014-C22, Class A1	1.479	09-15-57	46,436	46,234
Series 2014-C23, Class A1	1.663	10-15-57	18,193	18,142
Worldwide Plaza Trust Series 2017-WWP, Class A (D)	3.526	11-10-36	195,000	199,563
U.S. Government Agency 0.9%				8,005,538
Federal Home Loan Mortgage Corp.
Series 199, Class PO (K)	0.919	08-01-28	1,016	920
Series 2014-HQ2, Class M2 (1 month LIBOR + 2.200%) (B)	3.528	09-25-24	244,430	252,404
Series 2015-DN1, Class M2 (1 month LIBOR + 2.400%) (B)	3.728	01-25-25	6,065	6,069
Series 2015-DNA3, Class M2 (1 month LIBOR + 2.850%) (B)	4.179	04-25-28	192,867	199,471
Series 2015-HQ1, Class M2 (1 month LIBOR + 2.200%) (B)	3.528	03-25-25	95,784	96,324
Series 2015-HQ2, Class M2 (1 month LIBOR + 1.950%) (B)	3.278	05-25-25	248,332	254,011
Series 2016-DNA1, Class M2 (1 month LIBOR + 2.900%) (B)	4.228	07-25-28	250,000	257,791
Series 2016-DNA3, Class M2 (1 month LIBOR + 2.000%) (B)	3.328	12-25-28	250,000	254,906
Series 2016-HQA1, Class M1 (1 month LIBOR + 1.750%) (B)	3.079	09-25-28	49,344	49,465
Series 2016-HQA3, Class M2 (1 month LIBOR + 1.350%) (B)	2.679	03-25-29	250,000	252,455
Series 2017-DNA1, Class M2 (1 month LIBOR + 3.250%) (B)	4.579	07-25-29	250,000	263,516
Series 2017-HQ1, Class M1 (1 month LIBOR + 3.550%) (B)	4.879	08-25-29	250,000	264,717
Series 2017-HQA2, Class M1 (1 month LIBOR + 0.800%) (B)	2.128	12-25-29	242,418	243,349
Series 2017-SC02, Class M1 (B)(D)	3.896	05-25-47	118,618	119,208
60	JOHN HANCOCK Spectrum Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2017-SPI1, Class M1 (B)(D)	3.993	09-25-47	9,782	$9,961
Series 4448, Class JA	4.000	11-15-36	100,000	103,724
Series 4566, Class FA (1 month LIBOR + 0.500%) (B)	1.750	04-15-46	98,985	99,913
Series 4604, Class FH (1 month LIBOR + 0.500%) (B)	1.750	08-15-46	14,837	14,989
Series 4614, Class FG (1 month LIBOR + 0.500%) (B)	1.750	09-15-46	127,444	128,601
Series 4621, Class FK (1 month LIBOR + 0.500%) (B)	1.750	10-15-46	84,682	85,485
Series 4623, Class EF (1 month LIBOR + 0.450%) (B)	1.700	10-15-46	53,728	54,061
Series 4623, Class MF (1 month LIBOR + 0.500%) (B)	1.750	10-15-46	51,444	51,857
Series 4648, Class FA (1 month LIBOR + 0.500%) (B)	1.750	01-15-47	120,484	121,531
Series 4650, Class FL (1 month LIBOR + 0.450%) (B)	1.700	01-15-47	115,892	116,631
Series 4654, Class FK (1 month LIBOR + 0.500%) (B)	1.750	02-15-47	66,474	67,118
Series 4661, Class GF (1 month LIBOR + 0.450%) (B)	1.700	02-15-47	197,011	198,414
Series K025, Class A1	1.875	04-25-22	156,522	155,650
Series K068, Class A2	3.244	08-25-27	540,000	554,718
Federal National Mortgage Association
Series 2006-114, Class HE	5.500	12-25-36	83,330	91,861
Series 2014-C03, Class 1M1 (1 month LIBOR + 0.950%) (B)	2.279	10-25-29	93,950	94,440
Series 2014-C04, Class 2M1 (1 month LIBOR + 0.850%) (B)	2.178	11-25-29	52,715	52,925
Series 2016-103, Class LF (1 month LIBOR + 0.500%) (B)	1.828	01-25-47	36,301	36,653
Series 2016-63, Class AF (1 month LIBOR + 0.500%) (B)	1.828	09-25-46	202,548	204,868
Series 2016-64, Class FA (1 month LIBOR + 0.500%) (B)	1.828	09-25-46	226,148	228,414
Series 2016-70, Class F (1 month LIBOR + 0.450%) (B)	1.778	10-25-46	101,990	102,750
Series 2016-79, Class NF (1 month LIBOR + 0.450%) (B)	1.778	11-25-46	211,402	213,035
Series 2016-84, Class FT (1 month LIBOR + 0.500%) (B)	1.828	11-25-46	118,826	120,042
Series 2016-85, Class FA (1 month LIBOR + 0.500%) (B)	1.828	11-25-46	83,771	83,674
Series 2016-85, Class FG (1 month LIBOR + 0.500%) (B)	1.828	11-25-46	82,977	83,826
Series 2016-C01, Class 2M1 (1 month LIBOR + 2.100%) (B)	3.429	08-25-28	195,627	196,972
Series 2016-C02, Class 1M1 (1 month LIBOR + 2.150%) (B)	3.479	09-25-28	24,028	24,275
Series 2016-C05, Class 2M1 (1 month LIBOR + 1.350%) (B)	2.679	01-25-29	68,648	69,077
Series 2017-90, Class KA	3.000	11-25-47	68,649	69,438
Series 2017-C02, Class 2M1 (1 month LIBOR + 1.150%) (B)	2.478	09-25-29	85,530	86,187
Series 2017-C02, Class 2M2 (1 month LIBOR + 3.650%) (B)	4.978	09-25-29	115,000	122,282
Series 2017-C03, Class 1M2 (1 month LIBOR + 3.000%) (B)	4.329	10-25-29	35,000	36,236
Series 2017-C05, Class 1M1 (1 month LIBOR + 0.550%) (B)	1.879	01-25-30	121,724	121,733
Series 2017-C05, Class 1M2 (1 month LIBOR + 2.200%) (B)	3.529	01-25-30	70,000	69,668
Series 2017-C06, Class 2M1 (1 month LIBOR + 0.750%) (B)	2.079	02-25-30	39,104	39,199
Series 2017-C06, Class 2M2 (1 month LIBOR + 2.800%) (B)	4.129	02-25-30	115,000	117,196
Series 2017-C07, Class 2M2 (1 month LIBOR + 2.500%) (B)	3.743	05-25-30	255,000	256,085
Series 319, Class 2 IO	6.500	02-25-32	3,020	684
Federal National Mortgage Association Series 2016-83, Class FA (1 month LIBOR + 0.500%) (B)	1.828	11-25-46	48,727	49,251
Government National Mortgage Association
Series 2010-103, Class IN IO	4.500	02-20-39	12,998	641
Series 2010-109, Class CI IO	4.500	12-20-37	39,402	104
Series 2010-127, Class JI IO	4.000	02-20-39	157,679	8,833
Series 2010-128, Class JC	4.000	06-20-39	70,000	72,942
Series 2010-165, Class IP IO	4.000	04-20-38	531,935	24,532
Series 2010-42, Class PI IO	4.500	09-20-37	119,824	418
Series 2010-87, Class HI IO	4.500	11-20-38	281,640	12,526
Series 2010-92, Class PI IO	4.500	11-20-37	10,064	21
Series 2011-133, Class GB	3.500	09-20-41	100,000	102,004
Series 2011-41 Class AI IO	4.500	12-20-39	125,860	6,086
Series 2011-88, Class EI IO	4.500	11-20-39	18,882	1,165
Series 2011-94, Class AI IO	4.500	01-20-39	76,473	1,206
Series 2012-94, Class BI IO	4.000	05-20-37	167,689	18,021
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Spectrum Income Fund	61

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2013-24, Class OI IO	4.000	02-20-43	103,426	$18,958
Series 2014-115, Class KI IO	3.000	06-20-37	178,958	20,263
Series 2014-119, Class I	4.000	08-20-44	433,730	73,980
Series 2014-129, Class BI IO	3.500	09-20-29	408,894	45,406
Series 2014-160, Class DI IO	3.500	04-20-39	406,319	46,859
Series 2015-100, Class AI IO	3.500	03-20-39	608,213	43,493
Series 2015-148, Class LI	3.500	06-20-39	411,869	48,154
Series 2015-148, Class LI	3.500	05-20-43	108,534	21,854
Series 2016-46, Class IO	3.500	04-20-46	996,804	164,773
Series 2016-60, Class IK	3.500	12-20-45	821,556	126,841

Series 2017-87, Class KZ	3.500	06-20-47	304,401	298,428
Asset backed securities 3.7%				$34,261,677
(Cost $34,292,989)
Asset backed securities 3.7%				34,261,677
Ally Auto Receivables Trust
Series 2014-1, Class C	2.040	12-15-19	55,000	55,003
Series 2014-1, Class D	2.480	02-15-21	50,000	50,009
Series 2015-2, Class B (D)	2.070	10-15-20	115,000	114,829
Series 2015-2, Class D (D)	3.010	03-15-22	30,000	30,191
Series 2016-1, Class B	1.990	03-15-21	115,000	114,854
Series 2016-1, Class C	2.290	06-15-21	75,000	75,042
Series 2016-1, Class D	2.840	09-15-22	30,000	30,093
Series 2017-2, Class C	2.460	09-15-22	10,000	9,952
Series 2017-2, Class D	2.930	11-15-23	15,000	14,899
Ally Master Owner Trust Series 2015-3, Class A	1.630	05-15-20	965,000	964,821
ALM XI, Ltd. Series 2014-11A, Class A2AR (3 month LIBOR + 1.550%) (B)(D)	2.903	10-17-26	390,000	391,021
American Express Credit Account Master Trust Series 2017-5, Class B (1 month LIBOR + 0.580%) (B)	1.830	02-18-25	200,000	200,393
AmeriCredit Automobile Receivables Trust
Series 2013-5, Class D	2.860	12-09-19	85,000	85,454
Series 2014-1, Class E (D)	3.580	08-09-21	30,000	30,309
Series 2014-2, Class B	1.600	07-08-19	20,146	20,146
Series 2014-2, Class E (D)	3.370	11-08-21	60,000	60,643
Series 2014-3, Class C	2.580	09-08-20	25,000	25,124
Series 2014-3, Class D	3.130	10-08-20	80,000	80,846
Series 2014-3, Class E (D)	3.720	03-08-22	120,000	121,422
Series 2014-4, Class C	2.470	11-09-20	40,000	40,169
Series 2014-4, Class E	3.660	03-08-22	115,000	116,207
Series 2015-1, Class A3	1.260	11-08-19	13,384	13,382
Series 2015-2, Class A3	1.270	01-08-20	21,759	21,752
Series 2015-2, Class D	3.000	06-08-21	40,000	40,390
Series 2015-3, Class D	3.340	08-08-21	45,000	45,434
Series 2015-4, Class A3	1.700	07-08-20	29,151	29,154
Series 2015-4, Class C	2.880	07-08-21	65,000	65,538
Series 2016-1, Class A3	1.810	10-08-20	66,761	66,755
Series 2016-1, Class C	2.890	01-10-22	875,000	882,730
Series 2016-2, Class C	2.870	11-08-21	45,000	45,350
Series 2016-3, Class D	2.710	09-08-22	115,000	114,533
Series 2016-4, Class A3	1.530	07-08-21	65,000	64,679
Series 2017-1, Class B	2.300	02-18-22	65,000	64,970
Series 2017-1, Class C	2.710	08-18-22	15,000	15,017
Series 2017-3, Class B	2.240	06-19-23	75,000	74,495
Series 2017-3, Class C	2.690	06-19-23	80,000	80,105
62	JOHN HANCOCK Spectrum Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2017-4, Class C	2.600	09-18-23	75,000	$74,812
ARI Fleet Lease Trust
Series 2015-A, Class A2 (D)	1.110	11-15-18	7,822	7,819
Series 2015-A, Class A3 (D)	1.670	09-15-23	160,000	159,600
Series 2016-A, Class A2 (D)	1.820	07-15-24	43,140	43,136
Series 2017-A, Class A2 (D)	1.910	04-15-26	200,000	199,705
Series 2017-A, Class A3 (D)	2.280	04-15-26	100,000	99,623
Ascentium Equipment Receivables Trust
Series 2015-2A, Class A3 (D)	1.930	03-11-19	181,594	181,645
Series 2016-1A, Class A2 (D)	1.750	11-13-18	6,662	6,662
Series 2016-1A, Class A3 (D)	1.920	12-10-19	60,000	59,976
Series 2016-2A, Class A2 (D)	1.460	04-10-19	36,959	36,918
Series 2017-1A, Class A2 (D)	1.870	07-10-19	50,000	49,982
Series 2017-1A, Class A3 (D)	2.290	06-10-21	50,000	49,937
Series 2017-2A, Class A3 (D)	2.310	12-10-21	60,000	59,762
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A (D)	2.100	03-20-19	66,667	66,704
Series 2013-1A, Class A (D)	1.920	09-20-19	510,000	508,999
Series 2013-2A, Class A (D)	2.970	02-20-20	475,000	477,915
Series 2013-2A, Class B (D)	3.660	02-20-20	100,000	100,889
Series 2014-1A, Class A (D)	2.560	07-20-20	390,000	391,531
Series 2014-2A, Class A (D)	2.500	02-20-21	100,000	100,173
Series 2015-1A, Class A (D)	2.500	07-20-21	100,000	99,801
Series 2016-2A, Class A (D)	2.720	11-20-22	165,000	163,798
BankBoston Home Equity Loan Trust Series 1998-2, Class A6 (B)	6.640	12-25-28	8,492	8,478
Barclays Dryrock Issuance Trust Series 2015-1, Class A	2.200	12-15-22	100,000	100,161
Bayview Mortgage Fund IVc Trust Series 2017-RT3, Class A (B)(D)	3.500	01-28-58	133,708	136,819
Bayview Opportunity Master Fund IVa Trust Series 2017-SPL5, Class A (B)(D)	3.500	06-28-57	459,595	470,125
Bayview Opportunity Master Fund IVb Trust Series 2017-SPL4, Class A (B)(D)	3.500	01-28-55	90,174	91,720
BMW Vehicle Lease Trust
Series 2016-2, Class A3	1.430	09-20-19	35,000	34,857
Series 2017-1, Class A3	1.980	05-20-20	85,000	84,968
Series 2017-2, Class A3	2.070	10-20-20	30,000	29,968
California Republic Auto Receivables Trust Series 2015-1, Class B	2.510	02-16-21	20,000	20,005
Capital Auto Receivables Asset Trust
Series 2013-4, Class D	3.220	05-20-19	24,172	24,215
Series 2014-1, Class C	2.840	04-22-19	20,880	20,903
Series 2014-2, Class C	2.410	05-20-19	19,306	19,317
Series 2015-2, Class A3	1.730	09-20-19	302,852	303,002
Series 2015-4, Class A2	1.620	03-20-19	17,390	17,392
Series 2015-4, Class A4	2.010	07-20-20	145,000	145,100
Series 2016-1, Class A3	1.730	04-20-20	38,458	38,452
Series 2016-2, Class A4	1.630	01-20-21	30,000	29,832
Series 2016-2, Class C	2.420	06-21-21	110,000	110,109
Series 2016-3, Class A3	1.540	08-20-20	20,000	19,956
Series 2017-1, Class B (D)	2.430	05-20-22	10,000	9,963
Series 2017-1, Class C (D)	2.700	09-20-22	15,000	14,939
Carlyle Global Market Strategies CLO, Ltd. Series 2015-1A, Class AR (3 month LIBOR + 1.000%) (B)(D)	2.363	04-20-27	250,000	250,034
CarMax Auto Owner Trust
Series 2014-1, Class B	1.690	08-15-19	20,000	20,000
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Spectrum Income Fund	63

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2014-1, Class C	1.930	11-15-19	30,000	$30,009
Series 2014-1, Class D	2.430	08-17-20	295,000	295,585
Series 2016-1, Class A4	1.880	06-15-21	100,000	99,429
Series 2016-4, Class A3	1.400	08-15-21	100,000	99,015
Series 2016-4, Class C	2.260	07-15-22	40,000	39,470
Series 2017-4, Class A3	2.110	10-17-22	85,000	84,757
Series 2017-4, Class C	2.700	10-16-23	15,000	14,909
CCG Receivables Trust
Series 2015-1, Class B (D)	2.600	01-17-23	100,000	100,254
Series 2016-1, Class A2 (D)	1.690	09-14-22	89,681	89,547
Chase Funding Trust
Series 2002-2, Class 1M1	5.599	09-25-31	374	381
Series 2002-4, Class 2A1 (1 month LIBOR + 0.740%) (B)	2.069	10-25-32	4,624	4,586
Chase Issuance Trust Series 2016-A2, Class A	1.370	06-15-21	630,000	624,316
Chrysler Capital Auto Receivables Trust
Series 2016-BA, Class A2 (D)	1.360	01-15-20	51,217	51,171
Series 2016-BA, Class A3 (D)	1.640	07-15-21	100,000	99,567
CNH Equipment Trust
Series 2015-B, Class A3	1.370	07-15-20	102,381	102,254
Series 2016-C, Class A3	1.440	12-15-21	90,000	89,223
Series 2017-C, Class A3	2.080	02-15-23	130,000	129,997
Series 2017-C, Class B	2.540	05-15-25	5,000	4,998
Countrywide Asset-Backed Certificates Series 2004-BC1, Class M2 (1 month LIBOR + 1.605%) (B)	2.934	01-25-34	23,786	23,003
DB Master Finance LLC Series 2017-1A, Class A2I (D)	3.629	11-20-47	135,000	136,224
Diamond Resorts Owner Trust
Series 2013-2, Class A (D)	2.270	05-20-26	27,708	27,657
Series 2014-1, Class A (D)	2.540	05-20-27	30,604	30,435
Series 2015-1, Class A (D)	2.730	07-20-27	39,385	39,263
Series 2015-2, Class A (D)	2.990	05-22-28	29,259	29,142
Elara HGV Timeshare Issuer LLC Series 2014-A, Class A (D)	2.530	02-25-27	96,655	95,630
Enterprise Fleet Financing LLC
Series 2015-2, Class A2 (D)	1.590	02-22-21	54,132	54,099
Series 2015-2, Class A3 (D)	2.090	02-22-21	370,000	370,039
Series 2017-1, Class A2 (D)	2.130	07-20-22	620,000	620,838
Series 2017-2, Class A2 (D)	1.970	01-20-23	210,000	209,711
Series 2017-3, Class A2 (D)	2.130	05-22-23	100,000	99,798
Ford Credit Auto Lease Trust Series 2017-A, Class A4	2.020	06-15-20	50,000	49,928
Ford Credit Auto Owner Trust
Series 2015-A, Class A3	1.280	09-15-19	19,248	19,235
Series 2016-C, Class B	1.730	03-15-22	80,000	78,731
Series 2016-C, Class C	1.930	04-15-23	55,000	54,289
Ford Credit Floorplan Master Owner Trust A
Series 2013-4, Class C	2.290	06-15-20	65,000	65,041
Series 2016-3, Class A1	1.550	07-15-21	105,000	104,129
Series 2016-3, Class B	1.750	07-15-21	30,000	29,744
Series 2016-5, Class B	2.160	11-15-21	275,000	273,838
Series 2017-1, Class B	2.250	05-15-22	60,000	59,633
GM Financial Automobile Leasing Trust
Series 2015-1, Class D	3.010	03-20-20	20,000	20,034
Series 2016-2, Class A3	1.620	09-20-19	100,000	99,890
Series 2016-2, Class B	2.080	03-20-20	180,000	179,028
Series 2016-2, Class C	2.580	03-20-20	110,000	109,737
Series 2017-1, Class A3	2.060	05-20-20	130,000	130,009
64	JOHN HANCOCK Spectrum Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2017-1, Class A4	2.260	08-20-20	10,000	$10,025
Series 2017-3, Class A3	2.010	11-20-20	110,000	109,823
GM Financial Consumer Automobile Receivables Trust
Series 2017-1A, Class C (D)	2.450	07-17-23	100,000	99,356
Series 2017-3A, Class B (D)	2.330	03-16-23	10,000	9,931
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1 (D)	1.650	05-15-20	100,000	99,982
Series 2015-1, Class C (D)	2.220	05-15-20	100,000	99,984
Series 2016-1, Class A1 (D)	1.960	05-17-21	405,000	404,490
Series 2016-1, Class B (D)	2.410	05-17-21	200,000	200,275
Series 2017-1, Class A1 (D)	2.220	01-18-22	205,000	204,850
Series 2017-1, Class B (D)	2.580	01-18-22	480,000	481,375
Series 2017-1, Class C (D)	2.970	01-18-22	100,000	99,930
Series 2017-3, Class C (D)	2.460	08-16-21	100,000	99,440
GreatAmerica Leasing Receivables Funding LLC
Series 2017-1, Class A2 (D)	1.720	04-22-19	99,999	99,977
Series 2017-1, Class A3 (D)	2.060	06-22-20	100,000	99,828
GSAA Home Equity Trust
Series 2005-11, Class 2A1 (1 month LIBOR + 0.280%) (B)	1.609	10-25-35	45,635	44,010
Series 2005-14, Class 2A3 (1 month LIBOR + 0.350%) (B)	1.679	12-25-35	48,342	42,945
Series 2005-8, Class A3 (1 month LIBOR + 0.430%) (B)	1.758	06-25-35	101,912	100,906
Series 2007-7, Class 2A1 (U.S. Federal Funds Effective Rate + 0.110%) (B)	1.270	07-25-37	131,935	121,659
Halcyon Loan Advisors Funding, Ltd.
Series 2014-3A, Class AR (3 month LIBOR + 1.100%) (B)(D)	2.462	10-22-25	250,000	250,109
Series 2014-3A, Class B1R (3 month LIBOR + 1.700%) (B)(D)	3.062	10-22-25	250,000	250,330
Hilton Grand Vacations Trust
Series 2014-AA, Class A (D)	1.770	11-25-26	161,148	158,843
Series 2017-AA, Class A (D)	2.660	12-26-28	169,810	169,000
Honda Auto Receivables Owner Trust Series 2016-4, Class A4	1.360	01-18-23	90,000	88,680
Huntington Auto Trust Series 2016-1, Class A4	1.930	04-15-22	120,000	119,434
Hyundai Auto Lease Securitization Trust
Series 2015-A, Class A4 (D)	1.650	08-15-19	74,210	74,212
Series 2015-B, Class A4 (D)	1.660	07-15-19	370,000	370,049
Series 2016-B, Class A3 (D)	1.520	10-15-19	180,000	179,801
Series 2016-C, Class A3 (D)	1.490	02-18-20	160,000	159,526
Series 2016-C, Class A4 (D)	1.650	07-15-20	100,000	99,569
Series 2017-C, Class A3 (D)	2.120	02-16-21	105,000	104,829
Hyundai Auto Receivables Trust Series 2017-A, Class B	2.380	04-17-23	25,000	24,891
Jimmy Johns Funding LLC Series 2017-1A, Class A2I (D)	3.610	07-30-47	64,838	65,275
John Deere Owner Trust
Series 2015-A, Class A3	1.320	06-17-19	17,629	17,618
Series 2016-A, Class A3	1.360	04-15-20	59,113	58,984
KKR CLO 12, Ltd. Series 12, Class A1R (3 month LIBOR + 1.050%) (B)(D)	2.409	07-15-27	495,000	495,930
Kubota Credit Owner Trust
Series 2014-1A, Class A4 (D)	1.670	07-15-20	310,224	310,230
Series 2015-1A, Class A4 (D)	1.790	08-16-21	400,000	399,826
Series 2016-1A, Class A3 (D)	1.500	07-15-20	100,000	99,336
Mercedes-Benz Auto Receivables Trust Series 2016-A, Class A3	1.520	03-15-19	64,690	64,674
MMAF Equipment Finance LLC
Series 2014-AA, Class A3 (D)	0.870	01-08-19	48,930	48,909
Series 2015-AA, Class A3 (D)	1.390	10-16-19	23,476	23,458
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Spectrum Income Fund	65

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2015-AA, Class A4 (D)	1.930	07-16-21	195,000	$194,516
Series 2016-AA, Class A4 (D)	1.760	01-17-23	225,000	221,782
Series 2017-B, Class A3 (D)	2.210	10-17-22	190,000	189,500
Series 2017-B, Class A4 (D)	2.410	11-15-24	100,000	99,600
MVW Owner Trust
Series 2013-1A, Class A (D)	2.150	04-22-30	52,025	51,410
Series 2014-1A, Class A (D)	2.250	09-22-31	79,844	78,874
Series 2017-1A, Class A (D)	2.420	12-20-34	194,361	192,527
Nationstar HECM Loan Trust
Series 2016-2A, Class A (B)(D)	2.239	06-25-26	27,260	27,294
Series 2016-3A, Class A (D)	2.012	08-25-26	43,473	43,473
Navient Private Education Loan Trust
Series 2017-A, Class A2A (D)	2.880	12-16-58	100,000	99,309
Series 2017-A, Class B (D)	4.100	12-16-58	100,000	99,073
Nelnet Student Loan Trust Series 2008-3, Class A4 (3 month LIBOR + 1.650%) (B)	3.112	11-25-24	178,521	182,007
Nissan Auto Lease Trust
Series 2016-B, Class A4	1.610	01-18-22	45,000	44,833
Series 2017-A, Class A3	1.910	04-15-20	175,000	174,659
Nissan Master Owner Receivables Trust
Series 2015-A, Class A2	1.440	01-15-20	120,000	119,967
Series 2016-A, Class A2	1.540	06-15-21	55,000	54,589
Nissan Master Owner Trust Receivables Series 2017-C, Class A (1 month LIBOR + 0.320%) (B)	1.501	10-17-22	200,000	200,171
OCP CLO, Ltd. Series 2015-10A, Class A1R (3 month LIBOR + 0.820%) (B)(D)	2.288	10-26-27	100,000	100,000
OZLM VIII, Ltd. Series 2014-8A, Class A1AR (3 month LIBOR + 1.130%) (B)(D)	2.483	10-17-26	560,000	561,522
Santander Drive Auto Receivables Trust
Series 2014-3, Class D	2.650	08-17-20	60,000	60,252
Series 2015-2, Class D	3.020	04-15-21	285,000	288,275
Series 2015-3, Class D	3.490	05-17-21	75,000	75,789
Series 2015-4, Class D	3.530	08-16-21	40,000	40,778
Series 2015-5, Class C	2.740	12-15-21	115,000	115,570
Series 2015-5, Class D	3.650	12-15-21	100,000	101,726
Series 2016-1, Class B	2.470	12-15-20	25,000	25,068
Series 2016-1, Class D	4.020	04-15-22	25,000	25,757
Series 2016-3, Class C	2.460	03-15-22	68,000	68,023
Series 2017-1, Class A2	1.490	02-18-20	65,795	65,755
Series 2017-1, Class B	2.100	06-15-21	45,000	44,902
Series 2017-1, Class C	2.580	05-16-22	55,000	54,917
Santander Retail Auto Lease Trust
Series 2017-A, Class A3 (D)	2.220	01-20-21	115,000	114,878
Series 2017-A, Class C (D)	2.960	11-21-22	235,000	235,346
Sierra Timeshare Receivables Funding LLC
Series 2014-2A, Class A (B)(D)	2.050	06-20-31	20,369	20,325
Series 2014-3A, Class A (D)	2.300	10-20-31	110,283	109,990
Series 2015-1A, Class A (D)	2.400	03-22-32	171,684	171,238
Series 2015-2A, Class A (D)	2.430	06-20-32	78,873	78,570
Series 2015-3A, Class A (D)	2.580	09-20-32	187,359	187,282
Series 2016-2A, Class A (D)	2.330	07-20-33	44,238	44,044
SLM Student Loan Trust
Series 2008-1, Class A4 (3 month LIBOR + 0.650%) (B)	2.017	01-25-22	120,643	120,047
Series 2008-4, Class A4 (3 month LIBOR + 1.650%) (B)	3.017	07-25-22	239,900	246,131
Series 2008-5, Class A4 (3 month LIBOR + 1.700%) (B)	3.067	07-25-23	231,191	237,623
Series 2008-9, Class A (3 month LIBOR + 1.500%) (B)	2.867	04-25-23	271,414	277,902
Series 2010-1, Class A (1 Month LIBOR + 0.400%) (B)	1.728	03-25-25	90,058	89,070
66	JOHN HANCOCK Spectrum Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
SMART ABS Trust
Series 2015-3US, Class A3A	1.660	08-14-19	65,825	$65,688
Series 2016-2US, Class A2A	1.450	08-14-19	71,499	71,306
Series 2016-2US, Class A3A	1.710	03-15-21	270,000	266,951
SMB Private Education Loan Trust
Series 2014-A, Class A2A (D)	3.050	05-15-26	111,570	112,874
Series 2015-A, Class A2A (D)	2.490	06-15-27	160,000	160,015
Series 2015-A, Class A2B (1 Month LIBOR + 1.000%) (B)(D)	2.250	06-15-27	100,000	101,471
Series 2015-B, Class A2A (D)	2.980	07-15-27	179,725	181,195
Series 2015-B, Class A3 (1 month LIBOR + 1.750%) (B)(D)	3.000	05-17-32	180,000	187,627
Series 2015-C, Class A2A (D)	2.750	07-15-27	181,138	181,863
Series 2015-C, Class B (D)	3.500	09-15-43	100,000	98,922
Series 2016-A, Class A2A (D)	2.700	05-15-31	200,000	199,383
Series 2016-B, Class A2A (D)	2.430	02-17-32	165,000	162,457
Springleaf Funding Trust Series 2016-AA, Class A (D)	2.900	11-15-29	120,000	120,545
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A	2.220	01-15-22	480,000	480,899
Series 2013-1, Class B	1.690	03-15-21	630,000	629,404
Series 2015-1, Class B	2.640	03-15-23	180,000	180,061
Series 2015-3, Class B	1.940	09-15-21	100,000	99,864
Series 2015-4, Class B	2.620	09-15-23	85,000	84,791
Series 2017-1, Class C	2.560	06-15-23	125,000	124,176
Terwin Mortgage Trust Series 2005-14HE, Class AF2	4.849	08-25-36	6,647	6,676
Towd Point Mortgage Trust
Series 2015-3, Class A1B (B)(D)	3.000	03-25-54	196,192	197,653
Series 2015-5, Class A1B (B)(D)	2.750	05-25-55	177,247	177,629
Series 2016-1, Class A1B (B)(D)	2.750	02-25-55	155,017	155,352
Series 2016-1, Class A3B (B)(D)	3.000	02-25-55	123,558	124,062
Series 2016-2, Class A1A (B)(D)	2.750	08-25-55	86,578	86,535
Series 2016-3, Class A1 (B)(D)	2.250	04-25-56	253,411	251,443
Series 2017-1, Class A1 (B)(D)	2.750	10-25-56	83,838	84,014
Series 2017-1, Class M1 (B)(D)	3.750	10-25-56	485,000	493,692
Series 2017-2, Class A1 (B)(D)	2.750	04-25-57	178,669	178,892
Series 2017-3, Class A1 (B)(D)	2.750	07-25-57	330,657	330,871
Series 2017-4, Class A1 (B)(D)	2.750	06-25-57	156,414	156,090
Series 2017-5, Class A1 (1 month LIBOR + 0.600%) (B)(D)	1.929	02-25-57	137,408	137,715
Series 2017-6, Class A1 (B)(D)	2.750	10-25-57	171,000	171,490
Utility Debt Securitization Authority Series 2013-T, Class T1	2.042	06-15-21	158,000	157,562
VB-S1 Issuer LLC
Series 2016-1A, Class C (D)	3.065	06-15-46	140,000	138,967
Series 2016-1A, Class F (D)	6.901	06-15-46	85,000	86,960
Verizon Owner Trust
Series 2016-2A, Class A (D)	1.680	05-20-21	230,000	228,722
Series 2017-1A, Class A (D)	2.060	09-20-21	260,000	259,710
Series 2017-1A, Class B (D)	2.450	09-20-21	100,000	100,235
Series 2017-1A, Class C (D)	2.650	09-20-21	105,000	104,989
Series 2017-3A, Class C (D)	2.530	04-20-22	100,000	99,591
Volkswagen Auto Loan Enhanced Trust Series 2014-2, Class A4	1.390	05-20-21	250,000	249,763
Volvo Financial Equipment LLC Series 2016-1A, Class A3 (D)	1.670	02-18-20	130,000	129,900
Volvo Financial Equipment Master Owner Trust Series 2017-A, Class A (1 month LIBOR + 0.500%) (B)(D)	1.764	11-15-22	100,000	100,250
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Spectrum Income Fund	67

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Wendys Funding LLC Series 2015-1A, Class A2I (D)	3.371	06-15-45	426,300	$428,342
Wheels SPV LLC
Series 2015-1A, Class A2 (D)	1.270	04-22-24	26,118	26,099
Series 2016-1A, Class A2 (D)	1.590	05-20-25	144,082	143,740
World Omni Automobile Lease Securitization Trust Series 2016-A, Class A3	1.450	08-15-19	85,000	84,592

	Shares	Value
Common stocks 10.7%		$98,046,672
(Cost $70,707,524)
Consumer discretionary 0.9%		8,164,687
Auto components 0.1%
Adient PLC	8,160	638,602
Automobiles 0.0%
Ford Motor Company	21,700	271,684
Hotels, restaurants and leisure 0.1%
Caesars Entertainment Corp. (E)	19,096	253,022
Las Vegas Sands Corp.	14,100	976,989
Leisure products 0.1%
Mattel, Inc. (L)	32,500	593,125
Media 0.5%
Comcast Corp., Class A	30,700	1,152,478
Liberty Broadband Corp., Series A (E)	1,675	143,564
Liberty Broadband Corp., Series C (E)	2,250	195,638
Liberty Global PLC LiLAC, Class C (E)	262	5,437
News Corp., Class A	56,500	913,040
The Walt Disney Company	2,800	293,496
Twenty-First Century Fox, Inc., Class B	50,700	1,579,305
Multiline retail 0.1%
Kohl's Corp.	15,000	719,550
Macy's, Inc.	6,000	142,800
Specialty retail 0.0%
L Brands, Inc.	5,100	285,957
Consumer staples 0.8%		7,297,928
Beverages 0.2%
Diageo PLC	9,743	336,851
PepsiCo, Inc.	8,546	995,780
Food and staples retailing 0.1%
Wal-Mart Stores, Inc.	12,300	1,195,929
Food products 0.3%
Archer-Daniels-Midland Company	20,253	807,690
Kellogg Company	6,050	400,268
Tyson Foods, Inc., Class A	16,700	1,373,575
Household products 0.1%
Kimberly-Clark Corp.	9,300	1,113,768
Personal products 0.0%
Coty, Inc., Class A (L)	20,593	354,817
Tobacco 0.1%
Philip Morris International, Inc.	7,000	719,250
68	JOHN HANCOCK Spectrum Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Energy 1.1%		$10,109,388
Oil, gas and consumable fuels 1.1%
Apache Corp.	19,699	824,009
Canadian Natural Resources, Ltd.	10,000	339,200
Chevron Corp.	9,400	1,118,506
EQT Corp.	1,970	117,412
Exxon Mobil Corp.	31,000	2,581,990
Frontera Energy Corp. (E)	3,500	100,414
Frontera Energy Corp. (E)	9,695	278,041
Hess Corp.	21,281	976,372
Occidental Petroleum Corp.	16,700	1,177,350
TOTAL SA	35,052	1,981,310
TransCanada Corp.	12,800	614,784
Financials 2.9%		26,315,489
Banks 1.4%
Bank of America Corp.	7,528	212,064
Citigroup, Inc.	20,941	1,581,046
Fifth Third Bancorp	43,000	1,311,930
JPMorgan Chase & Co.	36,358	3,800,138
KeyCorp	38,800	736,424
The PNC Financial Services Group, Inc.	6,753	949,202
U.S. Bancorp	26,200	1,444,930
Wells Fargo & Company	46,900	2,648,443
Capital markets 0.7%
Ameriprise Financial, Inc.	5,751	938,736
Franklin Resources, Inc.	3,150	136,553
Morgan Stanley	42,200	2,177,942
Northern Trust Corp.	8,083	790,356
State Street Corp.	17,700	1,687,695
The Bank of New York Mellon Corp.	15,684	858,542
Consumer finance 0.0%
American Express Company	917	89,600
Insurance 0.8%
American International Group, Inc.	18,700	1,121,252
Brighthouse Financial, Inc. (E)	12,269	721,295
Chubb, Ltd.	6,491	987,346
Loews Corp.	28,708	1,443,438
Marsh & McLennan Companies, Inc.	6,709	563,086
MetLife, Inc.	24,566	1,318,703
Willis Towers Watson PLC	2,227	358,102
XL Group, Ltd.	11,300	438,666
Health care 1.2%		11,067,551
Biotechnology 0.1%
Gilead Sciences, Inc.	15,050	1,125,439
Health care equipment and supplies 0.2%
Becton, Dickinson and Company	3,650	832,967
Medtronic PLC	14,100	1,158,033
Health care providers and services 0.2%
Anthem, Inc.	8,082	1,898,947
Pharmaceuticals 0.7%
Bristol-Myers Squibb Company	13,700	865,703
GlaxoSmithKline PLC	32,883	568,956
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Spectrum Income Fund	69

	Shares	Value
Health care (continued)
Pharmaceuticals (continued)
GlaxoSmithKline PLC, ADR	9,900	$347,094
Johnson & Johnson	13,950	1,943,654
Merck & Company, Inc.	16,800	928,536
Pfizer, Inc.	38,561	1,398,222
Industrials 1.0%		8,916,810
Aerospace and defense 0.2%
The Boeing Company	5,808	1,607,654
United Technologies Corp.	950	115,378
Air freight and logistics 0.1%
C.H. Robinson Worldwide, Inc.	1,600	138,640
United Parcel Service, Inc., Class B	10,046	1,220,087
Airlines 0.1%
Delta Air Lines, Inc.	7,500	396,900
Southwest Airlines Company	6,537	396,600
Building products 0.2%
Johnson Controls International PLC	39,395	1,482,828
Commercial services and supplies 0.0%
Stericycle, Inc. (E)	3,400	225,454
Electrical equipment 0.1%
Emerson Electric Company	14,130	915,907
Industrial conglomerates 0.1%
General Electric Company	26,924	492,440
Machinery 0.2%
Flowserve Corp.	11,586	493,332
Illinois Tool Works, Inc.	5,200	880,100
Pentair PLC	7,750	551,490
Information technology 1.1%		10,085,288
Communications equipment 0.3%
Cisco Systems, Inc.	37,800	1,409,940
Harris Corp.	11,900	1,719,550
Electronic equipment, instruments and components 0.1%
TE Connectivity, Ltd.	4,770	450,479
Semiconductors and semiconductor equipment 0.4%
Analog Devices, Inc.	3,005	258,761
Applied Materials, Inc.	15,241	804,268
QUALCOMM, Inc.	28,600	1,897,324
Texas Instruments, Inc.	6,300	612,927
Software 0.2%
CA, Inc.	5,000	165,350
Microsoft Corp.	24,951	2,100,126
Technology hardware, storage and peripherals 0.1%
Apple, Inc.	1,348	231,654
Hewlett Packard Enterprise Company	12,900	179,955
Western Digital Corp.	3,233	254,954
Materials 0.6%		5,388,126
Chemicals 0.3%
Akzo Nobel NV	2,011	181,519
CF Industries Holdings, Inc.	26,000	974,220
DowDuPont, Inc.	26,473	1,904,997
70	JOHN HANCOCK Spectrum Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Materials (continued)
Construction materials 0.1%
Vulcan Materials Company	5,650	$709,923
Containers and packaging 0.1%
International Paper Company	16,484	933,159
Metals and mining 0.1%
Constellium NV, Class A (E)	10,350	109,710
Nucor Corp.	9,993	574,598
Real estate 0.2%		2,276,200
Equity real estate investment trusts 0.2%
Equity Residential	9,000	601,380
Rayonier, Inc.	26,085	822,982
Weyerhaeuser Company	18,732	662,738
Real estate management and development 0.0%
The Howard Hughes Corp. (E)	1,525	189,100
Telecommunication services 0.3%		3,256,304
Diversified telecommunication services 0.3%
CenturyLink, Inc.	15,875	231,616
Telefonica SA	46,516	476,931
Verizon Communications, Inc.	38,925	1,980,893
Wireless telecommunication services 0.0%
T-Mobile US, Inc. (E)	6,550	400,009
Vodafone Group PLC	55,030	166,855
Utilities 0.6%		5,168,901
Electric utilities 0.5%
Edison International	10,400	845,208
Exelon Corp.	15,429	643,544
PG&E Corp.	13,748	745,692
The Southern Company	30,101	1,541,171
Westar Energy, Inc.	5,200	297,492
Xcel Energy, Inc.	1,200	61,932
Multi-utilities 0.1%

NiSource, Inc.	37,554	1,033,862
Preferred securities 0.2%		$2,459,868
(Cost $2,126,396)
Energy 0.0%		255,889
Oil, gas and consumable fuels 0.0%
Hess Corp., 8.000%	4,525	255,889
Health care 0.1%		1,016,511
Health care equipment and supplies 0.1%
Becton, Dickinson and Company, 6.125%	16,752	1,016,511
Utilities 0.1%		1,187,468
Electric utilities 0.1%
NextEra Energy, Inc., 6.123%	17,914	1,010,350
Multi-utilities 0.0%
DTE Energy Company, 6.500%	3,151	177,118

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Spectrum Income Fund	71

	Contracts/ Notional amount	Value
Purchased options 0.0%		$11,849
(Cost $58,171)
Calls 0.0%		513
Over the Counter Option on the USD vs. MXN (Expiration Date: 12-14-17; Strike Price:$19.50; Counterparty: BNP Paribas SA) (E)(M)	850,000	479
Over the Counter Option on the USD vs. ZAR (Expiration Date: 12-5-17; Strike Price:$14.45; Counterparty: Citibank N.A.) (E)(M)	675,000	34
Puts 0.0%		11,336
Over the Counter Option on 5 Year Credit Default Swap (Expiration date: 12-20-17; Strike rate: $0.65; Counterparty: Goldman Sachs & Company) (E)(M)	10,000,000	311
Over the Counter Option on 5 Year Credit Default Swap (Expiration date: 2-21-18; Strike rate: $57.50; Counterparty: JPMorgan Securities, Inc.) (E)(M)	4,000,000	6,000
Over the Counter Option on 5 Year Credit Default Swap (Expiration date: 3-21-18; Strike rate: $0.96; Counterparty: Barclays Capital) (E)(M)	650,000	5,025

	Yield (%)	Shares	Value
Securities lending collateral 0.1%			$920,944
(Cost $920,955)
John Hancock Collateral Trust (N)	1.2290(O)	92,050	920,944

	Yield* (%)	Maturity date		Par value^	Value
Short-term investments 4.3%					$39,574,474
(Cost $39,593,003)
Commercial paper 0.3%					3,124,810
Boston Scientific Corp.	1.620	12-11-17		250,000	249,895
Catholic Health Initiatives	1.950	12-11-17		595,000	594,783
Catholic Health Initiatives	1.950	12-19-17		100,000	99,936
Enbridge Energy Partners LP	1.930	12-08-17		215,000	214,922
Enbridge Energy Partners LP	2.100	12-19-17		250,000	249,780
Energy Transfer LP	2.200	12-15-17		545,000	544,603
Ford Motor Credit Company LLC	1.948	08-23-18		250,000	246,280
Intesa Sanpaolo SpA	2.100	09-27-18		110,000	109,881
Molson Coors Brewing Company	1.560	12-11-17		315,000	314,867
Oneok, Inc.	1.900	12-11-17		250,000	249,874
Plains Midstream	2.200	12-01-17		250,000	249,989
Foreign government 0.3%					3,064,669
Egypt Treasury Bill	15.167	02-06-18	EGP	4,000,000	219,458
Egypt Treasury Bill	15.571	02-06-18	EGP	3,325,000	182,328
Egypt Treasury Bill	15.631	02-06-18	EGP	3,325,000	182,433
Egypt Treasury Bill	15.665	02-06-18	EGP	600,000	32,904
Egypt Treasury Bill	15.686	02-06-18	EGP	500,000	27,430
Egypt Treasury Bill	17.064	02-20-18	EGP	2,000,000	108,843
Egypt Treasury Bill	18.107	03-13-18	EGP	1,700,000	91,208
Egypt Treasury Bill	17.743	03-20-18	EGP	2,200,000	117,733
Egypt Treasury Bill	15.574	03-20-18	EGP	2,825,000	151,931
Japan Treasury Discount Bill	(0.104)	12-11-17	JPY	82,650,000	734,394
Japan Treasury Discount Bill	(0.114)	06-20-18	JPY	81,800,000	727,285
Japan Treasury Discount Bill	(0.123)	12-18-17	JPY	55,000,000	488,722

	Yield (%)	Shares	Value
Money market funds 3.4%			31,075,995
T. Rowe Price Government Money Fund	1.1216(O)	31,075,995	31,075,995

72	JOHN HANCOCK Spectrum Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Par value^	Value
Repurchase agreement 0.3%		2,309,000
Repurchase Agreement with State Street Corp. dated 11-30-17 at 0.340% to be repurchased at $2,309,022 on 12-1-17, collateralized by $2,355,000 Federal National Mortgage Association, 1.625% due 1-21-20 (valued at $2,357,713, including interest)	2,309,000	2,309,000

Total investments (Cost $895,592,766) 101.7%	$934,401,336
Other assets and liabilities, net (1.7%)	(15,661,103)
Total net assets 100.0%	$918,740,233

	Rate (%)	Maturity date	Par value^	Value
Sale commitments outstanding (1.0%)				$ (8,891,772)
(Cost (8,917,723))
U.S. Government Agency (1.0%)				(8,891,772)
Federal Home Loan Mortgage Corp. (C)	3.000	TBA	(1,185,000)	(1,181,521)
Federal National Mortgage Association (C)	3.000	TBA	(5,960,000)	(5,942,035)
Federal National Mortgage Association (C)	3.500	TBA	(1,725,000)	(1,768,216)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
ZAR	South African Rand
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
COFI	11th Federal Home Loan Bank District Cost of Funds Index
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Spectrum Income Fund	73

IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $149,918,339 or 16.3% of the fund's net assets as of 11-30-17.
(E)	Non-income producing security.
(F)	Non-income producing - Issuer is in default.
(G)	Security is valued using significant unobservable inputs.
(H)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(I)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(J)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(K)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(L)	A portion of this security is on loan as of 11-30-17. The value of securities on loan amounted to $897,492.
(M)	For this type of option, notional amounts are equivalent to number of contracts.
(N)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(O)	The rate shown is the annualized seven-day yield as of 11-30-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 11-30-17:
United States	70.5%
Luxembourg	1.9%
Japan	1.7%
Mexico	1.6%
Brazil	1.4%
France	1.3%
Canada	1.3%
United Kingdom	1.3%
Italy	1.2%
Netherlands	1.0%
Other countries	14.8%
TOTAL	100.0%
74	JOHN HANCOCK Spectrum Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	2	Long	Mar 2018	$249,441	$248,094	$(1,347)
10-Year Ultra U.S. Treasury Bond Futures	1	Long	Mar 2018	134,017	133,172	(845)
2-Year U.S. Treasury Note Futures	88	Long	Mar 2018	18,878,485	18,867,750	(10,735)
3-Year South Korea Government Bond Futures	12	Long	Dec 2017	1,202,492	1,193,770	(8,722)
5-Year U.S. Treasury Note Futures	25	Long	Mar 2018	2,917,619	2,908,594	(9,025)
Euro-BTP Italian Government Bond Futures	4	Long	Dec 2017	648,215	670,682	22,467
Euro-OAT Futures	5	Long	Dec 2017	930,126	944,046	13,920
U.S. Treasury Long Bond Futures	28	Long	Mar 2018	4,288,420	4,248,125	(40,295)
Ultra U.S. Treasury Bond Futures	19	Long	Mar 2018	3,169,577	3,132,625	(36,952)
10-Year Canada Government Bond Futures	10	Short	Mar 2018	(1,055,285)	(1,059,567)	(4,282)
10-Year U.S. Treasury Note Futures	32	Short	Mar 2018	(3,990,120)	(3,969,500)	20,620
10-Year Ultra U.S. Treasury Bond Futures	57	Short	Mar 2018	(7,638,799)	(7,590,797)	48,002
5-Year U.S. Treasury Note Futures	43	Short	Mar 2018	(5,017,829)	(5,002,781)	15,048
Euro SCHATZ Futures	9	Short	Dec 2017	(1,200,940)	(1,201,807)	(867)
Euro-Buxl Futures	6	Short	Dec 2017	(1,181,042)	(1,193,630)	(12,588)
German Euro BOBL Futures	11	Short	Dec 2017	(1,724,171)	(1,721,827)	2,344
German Euro BUND Futures	8	Short	Dec 2017	(1,541,409)	(1,549,419)	(8,010)
U.K. Long Gilt Bond Futures	10	Short	Mar 2018	(1,682,106)	(1,671,567)	10,539
U.S. Treasury Long Bond Futures	3	Short	Mar 2018	(459,440)	(455,156)	4,284
Ultra U.S. Treasury Bond Futures	1	Short	Mar 2018	(166,909)	(164,875)	2,034
						$5,590
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
ARS	36,053,000	USD	2,036,087	BNP Paribas SA	12/1/2017	$47,299	—
ARS	8,717,000	USD	487,184	Citibank N.A.	12/1/2017	16,542	—
ARS	739,000	USD	42,420	JPMorgan Chase Bank N.A. London	12/1/2017	285	—
ARS	305,000	USD	16,935	State Street Bank London	12/1/2017	690	—
ARS	209,000	USD	11,176	State Street Bank London	2/9/2018	428	—
ARS	20,605,000	USD	1,119,654	BNP Paribas SA	3/9/2018	4,604	—
ARS	1,407,000	USD	76,718	State Street Bank London	3/9/2018	52	—
AUD	628,000	USD	477,860	Canadian Imperial Bank of Commerce	1/19/2018	—	$(2,957)
AUD	480,000	USD	366,624	Canadian Imperial Bank of Commerce	2/16/2018	—	(3,692)
AUD	292,000	USD	222,831	Citibank N.A.	2/16/2018	—	(2,048)
BRL	12,383,273	USD	3,834,747	Barclays Bank PLC Wholesale	12/4/2017	—	(51,807)
BRL	7,295,489	USD	2,240,215	BNP Paribas SA	12/4/2017	—	(11,531)
BRL	3,458,000	USD	1,066,134	Citibank N.A.	12/4/2017	—	(9,757)
BRL	6,674,330	USD	2,054,071	Deutsche Bank AG London	12/4/2017	—	(15,144)
BRL	9,161,432	USD	2,807,264	JPMorgan Chase Bank N.A. London	12/4/2017	—	(8,553)
BRL	1,269,000	USD	398,372	State Street Bank London	12/4/2017	—	(10,708)
BRL	1,795,000	USD	544,122	BNP Paribas SA	3/9/2018	—	(1,449)
BRL	1,188,000	USD	366,130	Deutsche Bank AG London	3/9/2018	—	(6,968)
BRL	2,130,000	USD	642,186	JPMorgan Chase Bank N.A. London	3/9/2018	1,766	—
BRL	1,066,000	USD	322,161	Barclays Bank PLC Wholesale	4/6/2018	—	(873)
BRL	1,066,000	USD	321,918	Deutsche Bank AG London	4/6/2018	—	(630)
BRL	1,064,746	USD	322,123	JPMorgan Chase Bank N.A. London	4/6/2018	—	(1,213)
CAD	3,393,403	USD	2,764,708	Bank of America, N.A.	1/26/2018	—	(132,220)
CAD	78,000	USD	60,572	BNP Paribas SA	1/26/2018	—	(62)
CAD	1,222,000	USD	964,128	Citibank N.A.	1/26/2018	—	(16,142)
CAD	55,327	USD	44,677	State Street Bank London	1/26/2018	—	(1,757)
SEE NOTES TO FUND'S INVESTMENTS	|	75

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CHF	803,000	USD	816,094	BNP Paribas SA	2/23/2018	$5,402	—
CLP	138,274,000	USD	218,132	BNP Paribas SA	1/12/2018	—	$(4,538)
CLP	112,649,000	USD	177,157	JPMorgan Chase Bank N.A. London	1/12/2018	—	(3,146)
CNH	1,321,000	USD	197,643	HSBC Bank USA	2/9/2018	1,154	—
COP	8,306,271,372	USD	2,778,580	BNP Paribas SA	12/1/2017	—	(24,968)
COP	1,692,079,200	USD	568,762	Citibank N.A.	12/1/2017	—	(7,821)
COP	1,677,860,154	USD	566,756	Deutsche Bank AG London	12/1/2017	—	(10,528)
COP	455,068,000	USD	151,382	JPMorgan Chase Bank N.A. London	12/1/2017	—	(522)
COP	294,769,746	USD	99,527	State Street Bank London	12/1/2017	—	(1,808)
COP	4,488,622,382	USD	1,497,081	BNP Paribas SA	3/9/2018	—	(20,201)
COP	70,198,000	USD	23,145	State Street Bank London	3/9/2018	—	(48)
CZK	30,264,096	USD	1,398,978	Barclays Bank PLC Wholesale	1/19/2018	19,613	—
CZK	4,313,000	USD	199,028	Deutsche Bank AG London	1/19/2018	3,139	—
CZK	13,088,000	USD	599,482	Goldman Sachs International	1/19/2018	14,002	—
CZK	4,722,000	USD	219,621	State Street Bank London	1/19/2018	1,717	—
CZK	10,204,000	USD	417,388	Bank of America, N.A.	1/23/2018	61,017	—
CZK	8,904,000	USD	363,595	Citibank N.A.	1/23/2018	53,861	—
CZK	625,000	USD	25,511	HSBC Bank USA	1/23/2018	3,792	—
CZK	540,000	USD	22,564	JPMorgan Chase Bank N.A. London	1/23/2018	2,753	—
CZK	2,225,000	USD	101,425	Bank of America, N.A.	2/23/2018	3,056	—
EUR	29,000	USD	33,640	BNP Paribas SA	1/23/2018	994	—
EUR	673,000	USD	795,319	JPMorgan Chase Bank N.A. London	1/23/2018	8,431	—
EUR	19,000	USD	22,405	State Street Bank London	1/23/2018	286	—
EUR	187,000	USD	221,007	Citibank N.A.	1/26/2018	2,363	—
EUR	174,000	USD	203,812	Deutsche Bank AG London	1/26/2018	4,029	—
EUR	21,000	USD	24,584	JPMorgan Chase Bank N.A. London	1/26/2018	500	—
EUR	679,115	USD	796,449	Bank of America, N.A.	2/23/2018	16,077	—
EUR	679,000	USD	796,793	Citibank N.A.	2/23/2018	15,596	—
EUR	86,181	USD	101,771	HSBC Bank USA	2/23/2018	1,340	—
EUR	65,062	USD	77,584	State Street Bank London	2/23/2018	259	—
GBP	332,542	USD	437,112	Citibank N.A.	1/26/2018	13,536	—
GBP	652,000	USD	857,595	Bank of America, N.A.	2/23/2018	26,713	—
GBP	651,521	USD	856,561	HSBC Bank USA	2/23/2018	27,097	—
GBP	17,000	USD	22,587	Royal Bank of Canada (UK)	2/23/2018	470	—
GBP	15,631	USD	20,903	State Street Bank London	2/23/2018	298	—
HUF	40,241,339	USD	153,242	BNP Paribas SA	1/19/2018	256	—
HUF	378,476,224	USD	1,411,991	Goldman Sachs International	1/19/2018	31,680	—
HUF	8,919,000	USD	33,547	State Street Bank London	1/19/2018	474	—
IDR	3,017,903,000	USD	222,559	Bank of America, N.A.	2/2/2018	—	(687)
IDR	20,349,959,141	USD	1,473,780	BNP Paribas SA	2/2/2018	22,324	—
IDR	637,014,000	USD	46,413	Deutsche Bank AG London	2/2/2018	420	—
IDR	1,896,087,000	USD	139,418	Goldman Sachs International	2/2/2018	—	(20)
ILS	844,319	USD	239,313	JPMorgan Chase Bank N.A. London	1/19/2018	2,672	—
INR	48,438,000	USD	747,615	Deutsche Bank AG London	2/2/2018	—	(1,184)
INR	13,163,000	USD	200,962	Goldman Sachs International	2/2/2018	1,880	—
INR	13,339,000	USD	204,507	JPMorgan Chase Bank N.A. London	2/2/2018	1,047	—
INR	2,191,000	USD	33,754	State Street Bank London	2/2/2018	9	—
JPY	735,423,131	USD	6,498,106	Citibank N.A.	1/19/2018	53,846	—
JPY	212,806,000	USD	1,883,389	Royal Bank of Canada (UK)	1/19/2018	12,519	—
JPY	24,380,000	USD	214,935	Citibank N.A.	1/26/2018	2,347	—
JPY	24,647,000	USD	218,951	Goldman Sachs International	1/26/2018	710	—
JPY	23,778,000	USD	211,885	JPMorgan Chase Bank N.A. London	1/26/2018	32	—
JPY	2,490,000	USD	22,322	State Street Bank London	1/26/2018	—	(130)
KRW	359,355,000	USD	321,830	Goldman Sachs International	12/8/2017	8,389	—
76	|	SEE NOTES TO FUND'S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
KRW	224,136,000	USD	198,456	Bank of America, N.A.	2/9/2018	$7,585	—
KRW	424,503,000	USD	380,686	Goldman Sachs International	2/9/2018	9,546	—
KRW	364,646,000	USD	328,984	JPMorgan Chase Bank N.A. London	2/9/2018	6,223	—
MXN	11,171,000	USD	589,604	Canadian Imperial Bank of Commerce	1/19/2018	5,038	—
MXN	3,494,812	USD	180,819	Goldman Sachs International	1/19/2018	5,214	—
MXN	12,478,863	USD	658,912	HSBC Bank USA	1/19/2018	5,351	—
MXN	9,444,000	USD	506,069	JPMorgan Chase Bank N.A. London	1/19/2018	—	$(3,356)
MXN	13,264,409	USD	699,814	State Street Bank London	1/19/2018	6,263	—
MYR	3,450,364	USD	811,103	BNP Paribas SA	12/8/2017	32,446	—
MYR	5,706,285	USD	1,347,973	Deutsche Bank AG London	12/8/2017	47,104	—
MYR	5,923,008	USD	1,402,571	HSBC Bank USA	12/8/2017	45,490	—
MYR	168,601	USD	39,701	Deutsche Bank AG London	1/12/2018	1,468	—
MYR	804,900	USD	191,197	HSBC Bank USA	1/12/2018	5,344	—
MYR	8,933,880	USD	2,178,411	HSBC Bank USA	3/9/2018	—	(1,349)
NZD	249,000	USD	171,459	HSBC Bank USA	2/23/2018	—	(1,457)
PEN	4,812,000	USD	1,485,502	BNP Paribas SA	12/1/2017	2,669	—
PEN	325,000	USD	98,859	Citibank N.A.	12/1/2017	1,651	—
PEN	3,381,000	USD	1,039,051	Deutsche Bank AG London	12/1/2017	6,565	—
PEN	249,000	USD	76,163	State Street Bank London	12/1/2017	844	—
PEN	2,160,000	USD	663,696	BNP Paribas SA	3/9/2018	2,043	—
PEN	140,000	USD	43,105	State Street Bank London	3/9/2018	45	—
PHP	18,483,000	USD	356,402	Barclays Bank PLC Wholesale	12/12/2017	11,185	—
PLN	345,000	USD	96,049	State Street Bank London	2/9/2018	1,751	—
RON	2,404,292	USD	613,913	Bank of America, N.A.	1/12/2018	2,184	—
RON	3,060,713	USD	772,887	Barclays Bank PLC Wholesale	1/12/2018	11,417	—
RON	310,666	USD	79,521	Citibank N.A.	1/12/2018	86	—
RON	1,274,000	USD	327,970	JPMorgan Chase Bank N.A. London	1/12/2018	—	(1,509)
RON	444,000	USD	113,612	State Street Bank London	1/12/2018	162	—
RON	201,000	USD	51,417	State Street Bank London	1/19/2018	73	—
RUB	90,027,135	USD	1,524,302	State Street Bank London	1/19/2018	4,876	—
SEK	292,000	USD	35,063	BNP Paribas SA	1/19/2018	—	(51)
SEK	6,140,000	USD	735,472	Deutsche Bank AG London	1/19/2018	751	—
THB	6,323,682	USD	190,335	Citibank N.A.	2/2/2018	3,528	—
THB	3,291,358	USD	99,557	Deutsche Bank AG London	2/2/2018	1,345	—
THB	1,159,000	USD	35,482	Goldman Sachs International	2/2/2018	49	—
THB	9,689,389	USD	293,400	State Street Bank London	2/2/2018	3,644	—
TRY	2,416,218	USD	677,260	Bank of America, N.A.	12/8/2017	—	(61,486)
TRY	1,720,000	USD	482,191	Barclays Bank PLC Wholesale	12/8/2017	—	(43,847)
TRY	243,000	USD	65,040	BNP Paribas SA	12/8/2017	—	(3,112)
TRY	1,848,285	USD	468,275	Citibank N.A.	12/8/2017	2,761	—
TRY	2,525,305	USD	643,052	Deutsche Bank AG London	12/8/2017	523	—
TRY	3,110,984	USD	838,705	HSBC Bank USA	12/8/2017	—	(45,868)
TRY	1,972,000	USD	530,563	JPMorgan Chase Bank N.A. London	12/8/2017	—	(27,997)
TRY	1,823,000	USD	491,810	State Street Bank London	12/8/2017	—	(27,217)
TRY	401,000	USD	99,203	Deutsche Bank AG London	3/9/2018	34	—
TRY	246,000	USD	61,046	State Street Bank London	3/9/2018	—	(167)
TRY	134,000	USD	32,942	State Street Bank London	4/6/2018	—	(92)
TWD	9,749,000	USD	324,318	Goldman Sachs International	2/2/2018	1,742	—
TWD	663,000	USD	22,138	JPMorgan Chase Bank N.A. London	2/2/2018	36	—
USD	2,072,980	ARS	36,053,000	BNP Paribas SA	12/1/2017	—	(10,405)
USD	499,675	ARS	8,717,000	Citibank N.A.	12/1/2017	—	(4,053)
USD	41,033	ARS	739,000	JPMorgan Chase Bank N.A. London	12/1/2017	—	(1,672)
USD	54,324	ARS	980,000	State Street Bank London	12/1/2017	—	(2,307)
USD	492,798	AUD	628,000	Citibank N.A.	1/19/2018	17,896	—
SEE NOTES TO FUND'S INVESTMENTS	|	77

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	1,602,018	AUD	2,095,606	HSBC Bank USA	2/16/2018	$17,520	—
USD	30,181	AUD	40,000	State Street Bank London	2/16/2018	—	$(63)
USD	3,821,977	BRL	12,383,273	Barclays Bank PLC Wholesale	12/4/2017	39,035	—
USD	2,252,038	BRL	7,295,489	BNP Paribas SA	12/4/2017	23,354	—
USD	1,072,954	BRL	3,458,000	Citibank N.A.	12/4/2017	16,576	—
USD	2,056,638	BRL	6,674,330	Deutsche Bank AG London	12/4/2017	17,709	—
USD	2,805,435	BRL	9,161,432	JPMorgan Chase Bank N.A. London	12/4/2017	6,729	—
USD	115,659	BRL	366,000	State Street Bank London	12/4/2017	3,850	—
USD	290,107	BRL	953,000	Deutsche Bank AG London	2/2/2018	920	—
USD	787,707	BRL	2,591,000	BNP Paribas SA	3/9/2018	4,385	—
USD	1,043,778	BRL	3,462,000	JPMorgan Chase Bank N.A. London	3/9/2018	—	(2,870)
USD	522,832	BRL	1,730,000	Barclays Bank PLC Wholesale	4/6/2018	1,417	—
USD	522,438	BRL	1,730,000	Deutsche Bank AG London	4/6/2018	1,022	—
USD	525,409	BRL	1,736,686	JPMorgan Chase Bank N.A. London	4/6/2018	1,978	—
USD	358,589	CAD	440,000	Bank of America, N.A.	1/26/2018	17,252	—
USD	219,708	CAD	274,000	BNP Paribas SA	1/26/2018	7,148	—
USD	209,520	CAD	262,000	Canadian Imperial Bank of Commerce	1/26/2018	6,269	—
USD	64,046	CAD	82,000	Goldman Sachs International	1/26/2018	433	—
USD	347,211	CAD	447,000	Royal Bank of Canada (UK)	1/26/2018	444	—
USD	259,792	CAD	323,503	State Street Bank London	1/26/2018	8,831	—
USD	441,077	CHF	434,000	BNP Paribas SA	2/23/2018	—	(2,920)
USD	215,489	CHF	212,000	JPMorgan Chase Bank N.A. London	2/23/2018	—	(1,394)
USD	2,017,384	CLP	1,276,700,000	Barclays Bank PLC Wholesale	1/12/2018	45,244	—
USD	921,445	CLP	582,746,141	BNP Paribas SA	1/12/2018	21,266	—
USD	1,009,588	CLP	637,504,999	Citibank N.A.	1/12/2018	24,823	—
USD	2,779,260	COP	8,306,271,372	BNP Paribas SA	12/1/2017	25,648	—
USD	566,335	COP	1,692,079,200	Citibank N.A.	12/1/2017	5,394	—
USD	555,865	COP	1,677,860,154	Deutsche Bank AG London	12/1/2017	—	(363)
USD	149,260	COP	455,068,000	JPMorgan Chase Bank N.A. London	12/1/2017	—	(1,600)
USD	36,337	COP	107,685,000	State Street Bank London	12/1/2017	638	—
USD	368,503	COP	1,108,088,100	BNP Paribas SA	3/9/2018	3,912	—
USD	130,285	CZK	2,846,000	BNP Paribas SA	1/23/2018	—	(3,147)
USD	63,016	CZK	1,386,000	State Street Bank London	1/23/2018	—	(1,965)
USD	210,920	DKK	1,348,582	Barclays Bank PLC Wholesale	1/19/2018	—	(5,462)
USD	28,447	DKK	177,000	State Street Bank London	1/19/2018	47	—
USD	1,177,269	EUR	1,021,000	Bank of America, N.A.	1/23/2018	—	(42,090)
USD	26,039	EUR	22,000	Barclays Bank PLC Wholesale	1/23/2018	—	(236)
USD	376,400	EUR	346,000	Citibank N.A.	1/23/2018	—	(36,821)
USD	27,520	EUR	23,000	State Street Bank London	1/23/2018	51	—
USD	25,625	EUR	23,000	UBS AG London	1/23/2018	—	(1,844)
USD	1,252,240	EUR	1,059,000	Barclays Bank PLC Wholesale	1/26/2018	—	(12,724)
USD	116,250	EUR	99,634	Goldman Sachs International	1/26/2018	—	(2,761)
USD	845,571	EUR	721,000	Bank of America, N.A.	2/23/2018	—	(17,068)
USD	308,187	EUR	256,788	Barclays Bank PLC Wholesale	2/23/2018	954	—
USD	1,387,001	EUR	1,176,132	Citibank N.A.	2/23/2018	—	(20,181)
USD	767,038	EUR	647,000	Deutsche Bank AG London	2/23/2018	—	(7,064)
USD	121,297	EUR	102,787	HSBC Bank USA	2/23/2018	—	(1,682)
USD	96,872	EUR	82,000	State Street Bank London	2/23/2018	—	(1,237)
USD	1,363,495	GBP	1,025,000	BNP Paribas SA	1/26/2018	—	(25,545)
USD	130,714	GBP	98,000	State Street Bank London	1/26/2018	—	(2,092)
USD	28,504	GBP	21,000	State Street Bank London	2/23/2018	21	—
USD	253,977	HUF	68,066,406	Bank of America, N.A.	1/19/2018	—	(5,657)
USD	158,720	HUF	42,544,000	Goldman Sachs International	1/19/2018	—	(3,561)
USD	72,290	HUF	18,784,000	State Street Bank London	1/19/2018	640	—
78	|	SEE NOTES TO FUND'S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	724,439	IDR	10,003,059,441	BNP Paribas SA	2/2/2018	—	$(10,973)
USD	132,571	IDR	1,811,058,750	Citibank N.A.	2/2/2018	—	(575)
USD	149,122	IDR	2,031,047,370	Goldman Sachs International	2/2/2018	—	(198)
USD	332,078	IDR	4,534,595,000	HSBC Bank USA	2/2/2018	—	(1,300)
USD	90,119	IDR	1,225,614,500	State Street Bank London	2/2/2018	$13	—
USD	790,496	ILS	2,765,000	HSBC Bank USA	1/19/2018	—	(1,961)
USD	131,722	ILS	461,000	Bank of America, N.A.	2/16/2018	—	(555)
USD	395,394	ILS	1,383,000	Citibank N.A.	2/16/2018	—	(1,437)
USD	267,244	ILS	935,490	HSBC Bank USA	2/16/2018	—	(1,181)
USD	2,978,838	INR	195,410,641	Citibank N.A.	2/2/2018	—	(32,444)
USD	215,085	INR	14,215,000	Goldman Sachs International	2/2/2018	—	(3,968)
USD	2,119,286	JPY	237,252,000	Canadian Imperial Bank of Commerce	1/19/2018	5,587	—
USD	45,736	JPY	5,127,000	State Street Bank London	1/19/2018	59	—
USD	319,825	KRW	359,355,000	Citibank N.A.	12/8/2017	—	(10,394)
USD	759,878	KRW	864,004,400	Bank of America, N.A.	2/9/2018	—	(34,374)
USD	37,994	KRW	43,446,000	Barclays Bank PLC Wholesale	2/9/2018	—	(1,945)
USD	1,142,358	KRW	1,296,004,200	Deutsche Bank AG London	2/9/2018	—	(49,020)
USD	25,581	KRW	28,968,000	JPMorgan Chase Bank N.A. London	2/9/2018	—	(1,048)
USD	397,041	MXN	7,339,521	Bank of America, N.A.	1/19/2018	6,351	—
USD	99,149	MXN	1,860,000	BNP Paribas SA	1/19/2018	139	—
USD	1,006,999	MXN	18,359,172	Canadian Imperial Bank of Commerce	1/19/2018	29,723	—
USD	1,219,264	MXN	22,602,000	Citibank N.A.	1/19/2018	16,140	—
USD	196,935	MXN	3,812,478	Goldman Sachs International	1/19/2018	—	(6,007)
USD	1,718,347	MXN	32,545,428	HSBC Bank USA	1/19/2018	—	(14,077)
USD	84,426	MXN	1,610,375	State Street Bank London	1/19/2018	—	(1,295)
USD	328,094	MYR	1,408,998	BNP Paribas SA	12/8/2017	—	(16,380)
USD	55,186	MYR	234,000	Deutsche Bank AG London	12/8/2017	—	(2,022)
USD	3,242,538	MYR	13,436,660	HSBC Bank USA	12/8/2017	—	(42,469)
USD	904,795	MYR	3,826,632	BNP Paribas SA	1/12/2018	—	(29,593)
USD	182,144	MYR	769,869	HSBC Bank USA	1/12/2018	—	(5,844)
USD	123,625	MYR	506,998	HSBC Bank USA	3/9/2018	77	—
USD	1,484,566	PEN	4,812,000	BNP Paribas SA	12/1/2017	—	(3,606)
USD	100,526	PEN	325,000	Citibank N.A.	12/1/2017	16	—
USD	1,044,569	PEN	3,381,000	Deutsche Bank AG London	12/1/2017	—	(1,047)
USD	35,978	PEN	117,000	State Street Bank London	12/1/2017	—	(206)
USD	359,942	PHP	18,483,000	Deutsche Bank AG London	12/12/2017	—	(7,645)
USD	142,868	PHP	7,332,000	Barclays Bank PLC Wholesale	1/5/2018	—	(2,740)
USD	133,771	PLN	489,808	Bank of America, N.A.	1/19/2018	—	(5,069)
USD	26,662	PLN	97,000	BNP Paribas SA	1/19/2018	—	(834)
USD	283,345	PLN	1,033,500	Goldman Sachs International	1/19/2018	—	(9,609)
USD	901,612	PLN	3,301,918	Barclays Bank PLC Wholesale	2/9/2018	—	(34,408)
USD	125,418	PLN	447,005	State Street Bank London	2/9/2018	—	(1,298)
USD	527,648	RON	2,092,595	Barclays Bank PLC Wholesale	1/12/2018	—	(8,577)
USD	324,828	RON	1,245,000	BNP Paribas SA	1/12/2018	5,798	—
USD	1,351,265	RON	5,284,586	Citibank N.A.	1/12/2018	—	(2,905)
USD	216,442	RON	845,265	JPMorgan Chase Bank N.A. London	1/12/2018	—	(156)
USD	136,205	RON	539,392	State Street Bank London	1/12/2018	—	(2,014)
USD	51,687	RON	201,000	State Street Bank London	1/19/2018	197	—
USD	1,062,123	RUB	62,810,746	State Street Bank London	1/19/2018	—	(4,765)
USD	306,931	SEK	2,458,000	Bank of America, N.A.	1/19/2018	12,203	—
USD	306,498	SEK	2,456,053	Barclays Bank PLC Wholesale	1/19/2018	12,002	—
USD	153,512	SEK	1,229,000	BNP Paribas SA	1/19/2018	6,147	—
USD	306,797	SEK	2,458,000	Citibank N.A.	1/19/2018	12,069	—
USD	153,355	SEK	1,229,000	HSBC Bank USA	1/19/2018	5,990	—
SEE NOTES TO FUND'S INVESTMENTS	|	79

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	64,495	SEK	534,652	State Street Bank London	1/19/2018	$387	—
USD	840,090	SGD	1,143,000	BNP Paribas SA	2/9/2018	—	$(7,964)
USD	1,903,896	SGD	2,583,110	Goldman Sachs International	2/9/2018	—	(12,656)
USD	42,045	SGD	57,000	State Street Bank London	2/9/2018	—	(246)
USD	712,661	TRY	2,692,000	Bank of America, N.A.	12/8/2017	26,603	—
USD	1,383,442	TRY	5,092,496	Barclays Bank PLC Wholesale	12/8/2017	85,617	—
USD	137,133	TRY	500,883	Citibank N.A.	12/8/2017	9,483	—
USD	346,793	TRY	1,276,264	Deutsche Bank AG London	12/8/2017	21,536	—
USD	455,310	TRY	1,759,000	Goldman Sachs International	12/8/2017	7,028	—
USD	651,402	TRY	2,374,000	HSBC Bank USA	12/8/2017	46,386	—
USD	320,113	TRY	1,220,148	JPMorgan Chase Bank N.A. London	12/8/2017	9,157	—
USD	210,332	TRY	744,000	State Street Bank London	12/8/2017	20,723	—
USD	434,669	TRY	1,766,711	Citibank N.A.	3/9/2018	—	(2,547)
USD	40,570	TRY	164,000	HSBC Bank USA	3/9/2018	—	(16)
USD	20,019	TRY	82,000	Barclays Bank PLC Wholesale	4/6/2018	—	(83)
USD	19,638	TRY	81,000	BNP Paribas SA	4/6/2018	—	(219)
USD	19,768	TRY	81,574	Citibank N.A.	4/6/2018	—	(230)
USD	19,925	TRY	82,000	HSBC Bank USA	4/6/2018	—	(177)
USD	1,897,289	TWD	56,930,000	Barclays Bank PLC Wholesale	2/2/2018	—	(6,761)
USD	28,543	TWD	853,000	State Street Bank London	2/2/2018	14	—
USD	1,522,922	ZAR	21,299,170	Bank of America, N.A.	2/9/2018	—	(13,325)
USD	366,957	ZAR	5,241,000	Barclays Bank PLC Wholesale	2/9/2018	—	(11,061)
USD	372,554	ZAR	5,342,689	BNP Paribas SA	2/9/2018	—	(12,799)
USD	367,083	ZAR	5,241,000	HSBC Bank USA	2/9/2018	—	(10,936)
USD	141,930	ZAR	1,958,000	State Street Bank London	2/9/2018	706	—
ZAR	6,442,000	USD	456,079	Barclays Bank PLC Wholesale	2/9/2018	8,564	—
ZAR	3,745,729	USD	266,667	BNP Paribas SA	2/9/2018	3,502	—
ZAR	3,564,000	USD	252,666	HSBC Bank USA	2/9/2018	4,395	—
ZAR	907,000	USD	64,126	State Street Bank London	2/9/2018	1,278	—
						$1,414,098	$(1,222,363)
WRITTEN OPTIONS
Credit default swaptions
Description	Counterparty (OTC)	Index	Buy/sell protection	Exercise rate	Expiration date		Notional amount*	Premium	Value
Calls
5-Year Credit Default Swap	Goldman Sachs & Co.	Markit CDX.IG.CDSI.28	Sell	0.550%	Dec 2017	USD	5,000,000	$2,875	$(9,651)
								$2,875	$(9,651)
Puts
5-Year Credit Default Swap	Citibank N.A.	Markit CDX.IG.CDSI.28	Buy	0.850%	Dec 2017	USD	3,850,000	$2,156	$(10)
5-Year Credit Default Swap	Goldman Sachs & Co.	Markit CDX.IG.CDSI.28	Buy	0.800%	Dec 2017	USD	10,000,000	13,000	(40)
5-Year Credit Default Swap	Goldman Sachs & Co.	Markit CDX.IG.CDSI.29	Buy	1.050%	Jan 2018	USD	9,600,000	6,120	(189)
5-Year Credit Default Swap	JPMorgan Securities, Inc.	Markit CDX.IG.CDSI.29	Buy	0.800%	Feb 2018	USD	4,000,000	1,200	(12)
5-Year Credit Default Swap	JPMorgan Securities, Inc.	Markit CDX.IG.CDSI.29	Buy	0.650%	Feb 2018	USD	4,000,000	3,280	(3,280)
5-Year Credit Default Swap	Barclays Capital	Markit CDX.EM.CDSI.28	Buy	0.930%	Mar 2018	USD	1,300,000	2,275	(3,259)
								$28,031	$(6,790)
								$30,906	$(16,441)
* For this type of option, notional amounts are equivalent to number of contracts.
80	|	SEE NOTES TO FUND'S INVESTMENTS

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Citibank N.A.	20,500,000	INR	Fixed 6.128%	INR MIFOR	Semi-Annual	Semi-Annual	Jul 2021	—	$2,826	$2,826
Citibank N.A.	20,300,000	INR	Fixed 6.175%	INR MIFOR	Semi-Annual	Semi-Annual	Oct 2021	$2	2,640	2,642
Goldman Sachs and Co.	210,000	BRL	BRL CDI	Fixed 9.610%	At Maturity	At Maturity	Jul 2020	—	928	928
Goldman Sachs and Co.	1,270,000	BRL	BRL CDI	Fixed 10.480%	At Maturity	At Maturity	Jul 2020	—	12,387	12,387
Goldman Sachs and Co.	1,700,000	BRL	BRL CDI	Fixed 10.925%	At Maturity	At Maturity	Jul 2020	—	23,065	23,065
Goldman Sachs and Co.	550,000	BRL	BRL CDI	Fixed 10.210%	At Maturity	At Maturity	Jul 2021	—	3,398	3,398
Goldman Sachs and Co.	1,350,000	BRL	Fixed 9.945%	BRL CDI	At Maturity	At Maturity	Jul 2021	—	(5,251)	(5,251)
Goldman Sachs and Co.	1,450,000	BRL	BRL CDI	Fixed 9.525%	At Maturity	At Maturity	Jan 2022	—	(1,236)	(1,236)
								$2	$38,757	$38,759
Centrally cleared	1,050,000	HKD	Fixed 2.010%	HKD HIBOR HKAB	Quarterly	Quarterly	Oct 2018	—	(559)	(559)
Centrally cleared	15,000,000	HKD	Fixed 1.515%	HKD HIBOR HKAB	Quarterly	Quarterly	Sep 2020	—	13,296	13,296
Centrally cleared	1,680,000	HKD	Fixed 1.820%	HKD HIBOR HKAB	Quarterly	Quarterly	Dec 2021	—	365	365
Centrally cleared	19,000,000	CZK	Fixed 0.940%	CZK PRIBOR PRBO	Annual	Semi-Annual	Mar 2022	—	17,543	17,543
Centrally cleared	3,100,000	CZK	Fixed 0.725%	CZK PRIBOR PRBO	Annual	Semi-Annual	Apr 2022	—	4,508	4,508
Centrally cleared	1,515,000	HKD	Fixed 1.820%	HKD HIBOR HKAB	Quarterly	Quarterly	May 2022	—	1,082	1,082
Centrally cleared	2,285,000	USD	USD LIBOR BBA	Fixed 2.002%	Semi-Annual	Quarterly	May 2022	—	(16,408)	(16,408)
Centrally cleared	720,000	HKD	Fixed 1.765%	HKD HIBOR HKAB	Quarterly	Quarterly	May 2022	—	756	756
Centrally cleared	8,750,000	HKD	Fixed 0.764%	HKD HIBOR HKAB	Quarterly	Quarterly	Jun 2022	—	16,506	16,506
Centrally cleared	350,000	HKD	Fixed 1.663%	HKD HIBOR HKAB	Quarterly	Quarterly	Aug 2022	—	(676)	(676)
Centrally cleared	3,150,000	HKD	Fixed 1.785%	HKD HIBOR HKAB	Quarterly	Quarterly	Oct 2022	—	3,404	3,404
Centrally cleared	1,000,000	HKD	Fixed 1.825%	HKD HIBOR HKAB	Quarterly	Quarterly	Oct 2022	—	864	864
Centrally cleared	2,900,000	PLN	Fixed 2.427%	PLN WIBOR WIBO	Annual	Semi-Annual	Oct 2022	—	4,063	4,063
Centrally cleared	5,600,000	CZK	CZK PRIBOR PRBO	Fixed 1.385%	Annual	Semi-Annual	Oct 2022	—	(2,263)	(2,263)
Centrally cleared	1,150,000	PLN	Fixed 2.580%	PLN WIBOR WIBO	Annual	Semi-Annual	Nov 2022	—	(490)	(490)
Centrally cleared	1,150,000	PLN	Fixed 2.555%	PLN WIBOR WIBO	Annual	Semi-Annual	Nov 2022	—	(108)	(108)
Centrally cleared	780,000	USD	Fixed 2.669%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2046	—	(10,829)	(10,829)
Centrally cleared	360,000	USD	Fixed 2.481%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2047	—	9,935	9,935
								—	$40,989	$40,989
								$2	$79,746	$79,748

Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Barclays Bank	Republic of Chile	375,000	USD	$ 375,000	1.000%	Quarterly	Dec 2022	$ (7,582)	$ (1,191)	$ (8,773)
Barclays Bank	United Mexican States	375,000	USD	375,000	1.000%	Quarterly	Dec 2022	1,692	(2,076)	(384)
Barclays Bank	Republic of South Africa	375,000	USD	375,000	1.000%	Quarterly	Dec 2022	12,745	436	13,181
Barclays Bank	Republic of Turkey	550,000	USD	550,000	1.000%	Quarterly	Dec 2022	20,413	3,560	23,973
Barclays Bank	Republic of Peru	375,000	USD	375,000	1.000%	Quarterly	Dec 2022	(3,256)	(2,673)	(5,929)
Barclays Bank	Federative Republic of Brazil	375,000	USD	375,000	1.000%	Quarterly	Dec 2022	14,756	(3,191)	11,565
Barclays Bank	Republic of Indonesia	190,000	USD	190,000	1.000%	Quarterly	Dec 2022	133	(1,102)	(969)
Barclays Bank	Penerbangan Malaysia Berhad	375,000	USD	375,000	1.000%	Quarterly	Dec 2022	(6,050)	(1,258)	(7,308)
Barclays Bank	Republic of Turkey	220,000	USD	220,000	1.000%	Quarterly	Dec 2022	11,045	(1,456)	9,589
Barclays Bank	Murphy Oil Corp.	10,000	USD	10,000	1.000%	Quarterly	Dec 2022	115	(19)	96
Citibank N.A.	Republic of Turkey	280,000	USD	280,000	1.000%	Quarterly	Dec 2021	18,598	(12,276)	6,322
Citibank N.A.	CenturyLink, Inc.	20,000	USD	20,000	1.000%	Quarterly	Jun 2022	2,127	1,092	3,219
Citibank N.A.	CenturyLink, Inc.	50,000	USD	50,000	1.000%	Quarterly	Jun 2022	5,238	2,809	8,047
Citibank N.A.	CenturyLink, Inc.	100,000	USD	100,000	1.000%	Quarterly	Jun 2022	11,491	4,602	16,093
Citibank N.A.	CenturyLink, Inc.	29,606	USD	29,606	1.000%	Quarterly	Jun 2022	3,077	1,688	4,765
SEE NOTES TO FUND'S INVESTMENTS	|	81

Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Citibank N.A.	Republic of Korea	300,000	USD	$ 300,000	1.000%	Quarterly	Dec 2022	$ (4,344)	$ (2,138)	$ (6,482)
Citibank N.A.	Republic of Turkey	150,000	USD	150,000	1.000%	Quarterly	Dec 2022	7,635	(1,097)	6,538
Goldman Sachs and Co.	CenturyLink, Inc.	30,000	USD	30,000	1.000%	Quarterly	Jun 2022	3,209	1,613	4,822
Goldman Sachs and Co.	CenturyLink, Inc.	50,000	USD	50,000	1.000%	Quarterly	Jun 2022	5,201	2,846	8,047
Goldman Sachs and Co.	CDX.EM.28	695,000	USD	695,000	1.000%	Quarterly	Dec 2022	28,223	(3,655)	24,568
Goldman Sachs and Co.	Murphy Oil Corp.	45,000	USD	45,000	1.000%	Quarterly	Dec 2022	520	216	736
Goldman Sachs and Co.	Murphy Oil Corp.	15,000	USD	15,000	1.000%	Quarterly	Dec 2022	173	72	245
JPMorgan Chase Bank, N.A.	Federative Republic of Brazil	550,000	USD	550,000	1.000%	Quarterly	Jun 2022	34,035	(22,573)	11,462
JPMorgan Chase Bank, N.A.	The Kroger Company	75,000	USD	75,000	1.000%	Quarterly	Dec 2022	175	(513)	(338)
JPMorgan Chase Bank, N.A.	The Kroger Company	75,000	USD	75,000	1.000%	Quarterly	Dec 2022	175	(513)	(338)
JPMorgan Chase Bank, N.A.	The Kroger Company	100,000	USD	100,000	1.000%	Quarterly	Dec 2022	—	(450)	(450)
				$ 5,784,606				$ 159,544	$ (37,247)	$ 122,297
Centrally cleared	iTraxx Europe Series 26 Version 1	2,180,000	EUR	2,348,078	1.000%	Quarterly	Dec 2021	(24,801)	(50,013)	(74,814)
Centrally cleared	iTraxx Europe Crossover Series 26 Version 1	340,000	EUR	365,534	5.000%	Quarterly	Dec 2021	(27,157)	(27,616)	(54,773)
Centrally cleared	iTraxx Europe Crossover Series 26 Version 1	700,000	EUR	743,015	5.000%	Quarterly	Dec 2021	(53,686)	(59,240)	(112,926)
Centrally cleared	iTraxx Europe Series 27 Version 1	225,000	EUR	240,278	1.000%	Quarterly	Jun 2022	(2,669)	(5,197)	(7,866)
Centrally cleared	iTraxx Europe Crossover Series 27 Version 1	125,000	EUR	133,488	5.000%	Quarterly	Jun 2022	(11,360)	(9,579)	(20,939)
Centrally cleared	iTraxx Europe Series 27 Version 1	90,000	EUR	98,865	1.000%	Quarterly	Jun 2022	(1,586)	(1,560)	(3,146)
Centrally cleared	iTraxx Europe Crossover Series 27 Version 1	80,000	EUR	87,880	5.000%	Quarterly	Jun 2022	(8,896)	(4,507)	(13,403)
Centrally cleared	CDX.NA.HY.29	1,770,000	USD	1,770,000	5.000%	Quarterly	Dec 2022	(126,931)	(30,494)	(157,425)
Centrally cleared	CDX.NA.HY.29	600,000	USD	600,000	5.000%	Quarterly	Dec 2022	(45,088)	(8,276)	(53,364)
Centrally cleared	CDX.NA.IG.29	2,000,000	USD	2,000,000	1.000%	Quarterly	Dec 2022	(42,994)	(6,615)	(49,609)
				$ 8,387,138				$(345,168)	$(203,097)	$(548,265)
				$14,171,744				$(185,624)	$(240,344)	$(425,968)

Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
JPMorgan Chase Bank, N.A.	Humana, Inc.	0.116%	180,000	USD	$ 180,000	1.000%	Quarterly	Dec 2018	$ 234	$ 1,807	$ 2,041
					$180,000				$234	$1,807	$2,041

Derivatives currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
82	|	SEE NOTES TO FUND'S INVESTMENTS

KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Derivatives abbreviations
BBA	The British Banker's Association
HIBOR	Hong Kong Interbank Offered Rate
LIBOR	London Interbank Offered Rate
MIFOR	Mumbai Interbank Forward Offer Rate
PRIBOR	Prague Interbank Offered Rate
WIBOR	Warsaw Interbank Offered Rate
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
SEE NOTES TO FUND'S INVESTMENTS	|	83

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2017, by major security category or type:

	Total value at 11-30-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$226,595,649	—	$226,595,649	—
Foreign government obligations	130,985,440	—	130,985,440	—
Corporate bonds	310,268,505	—	310,068,505	$200,000
Convertible bonds	436,333	—	436,333	—
Municipal bonds	2,956,119	—	2,956,119	—
Term loans	67,690,857	—	67,690,857	—
Collateralized mortgage obligations	20,192,949	—	20,192,949	—
Asset backed securities	34,261,677	—	34,261,677	—
Common stocks	98,046,672	$94,233,836	3,812,836	—
Preferred securities	2,459,868	2,459,868	—	—
Purchased options	11,849	—	11,849	—
Securities lending collateral	920,944	920,944	—	—
Short-term investments	39,574,474	31,075,995	8,498,479	—
Total investments in securities	$934,401,336	$128,690,643	$805,510,693	$200,000
Liabilities
Sale commitments outstanding	$(8,891,772)	—	$(8,891,772)	—

       84

	Total value at 11-30-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Derivatives:
Assets
Futures	$139,258	$139,258	—	—
Forward foreign currency contracts	1,414,098	—	$1,414,098	—
Swap contracts	272,877	—	272,877	—
Liabilities
Futures	(133,668)	(133,668)	—	—
Forward foreign currency contracts	(1,222,363)	—	(1,222,363)	—
Written options	(16,441)	—	(16,441)	—
Swap contracts	(617,056)	—	(617,056)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a "To Be Announced" (TBA) or "forward commitment" transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the fund's NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the portfolio until settlement takes place. At the time that the portfolio enters into this type of transaction, the portfolio is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer's failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.

Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

At November 30, 2017, the fund had $8,340 in unfunded loan commitments outstanding.

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying

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instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended November 30, 2017, the fund used futures contracts to gain exposure to treasuries markets and foreign bond markets, manage against anticipated interest rate changes, manage duration of the fund, maintain diversity of the fund and as a substitute for securities purchased.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended November 30, 2017, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and manage currency exposure.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended November 30, 2017, the fund used purchased options to manage against anticipated changes in currency exchange rates, gain exposure to foreign currency and as a substitute for securities purchased.

During the period ended November 30, 2017, the fund wrote option contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currency and as a substitute for securities purchased.

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the period ended November 30, 2017, the fund used interest rate swaps to manage duration of the fund and manage against anticipated interest rate changes and as a substitute for securities purchased.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

During the period ended November 30, 2017, the fund used CDS as a Buyer of protection to manage against potential credit events.

       86

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

During the period ended November 30, 2017, the fund used CDS as a Seller of protection to take a long position in the exposure of the benchmark credit.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

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More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	459Q1	11/17
This report is for the information of the shareholders of John Hancock Spectrum Income Fund.		1/18

John Hancock

Strategic Income Opportunities Fund

Quarterly portfolio holdings 11/30/17

Fund’s investments
As of 11-30-17 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Foreign government obligations 20.3%					$1,611,826,874
(Cost $1,683,610,052)
Australia 2.8%					220,745,286
Commonwealth of Australia	5.750	07-15-22	AUD	9,955,000	8,735,237
New South Wales Treasury Corp.	4.000	04-08-21	AUD	9,515,000	7,633,659
New South Wales Treasury Corp.	6.000	05-01-20	AUD	48,045,000	39,767,376
New South Wales Treasury Corp.	6.000	03-01-22	AUD	32,690,000	28,499,762
Queensland Treasury Corp. (A)	4.000	06-21-19	AUD	16,935,000	13,221,103
Queensland Treasury Corp.	5.500	06-21-21	AUD	69,520,000	58,475,063
Queensland Treasury Corp.	6.000	07-21-22	AUD	33,670,000	29,519,202
Queensland Treasury Corp.	6.250	02-21-20	AUD	42,265,000	34,893,884
Brazil 0.7%					52,911,525
Federative Republic of Brazil	10.000	01-01-18	BRL	107,740,000	34,324,806
Federative Republic of Brazil	10.000	01-01-23	BRL	58,290,000	18,586,719
Canada 3.1%					245,149,141
Canada Housing Trust No. 1 (A)	1.250	12-15-20	CAD	23,885,000	18,259,348
Canada Housing Trust No. 1 (A)	1.700	12-15-17	CAD	23,450,000	18,179,635
Export Development Canada	2.400	06-07-21	AUD	4,145,000	3,143,896
Government of Canada	1.250	03-01-18	CAD	50,170,000	38,911,450
Government of Canada	1.250	11-01-19	CAD	97,320,000	75,165,302
Government of Canada	1.750	09-01-19	CAD	64,327,000	50,142,302
Province of British Columbia (A)	6.600	01-09-20	INR	584,515,000	9,211,369
Province of Ontario	4.200	06-02-20	CAD	18,385,000	15,110,713
Province of Ontario	4.400	06-02-19	CAD	14,935,000	12,064,688
Province of Ontario	6.250	09-29-20	AUD	5,965,000	4,960,438
Colombia 0.5%					40,626,645
Republic of Colombia	4.500	01-28-26		17,170,000	18,354,730
Republic of Colombia	7.000	09-11-19	COP	64,823,900,000	22,271,915
Finland 0.1%					9,818,196
Nordic Investment Bank	1.375	07-15-20	NOK	80,590,000	9,818,196
India 0.7%					58,480,805
Government of India	7.680	12-15-23	INR	1,060,000,000	16,977,310
Republic of India	7.800	04-11-21	INR	2,597,400,000	41,503,495
Indonesia 2.5%					195,450,846
Perusahaan Penerbit SBSN Indonesia III (A)	4.150	03-29-27		10,060,000	10,349,225
Republic of Indonesia (A)	2.150	07-18-24	EUR	8,895,000	11,036,106
Republic of Indonesia (A)	2.625	06-14-23	EUR	11,010,000	14,064,785
Republic of Indonesia	7.000	05-15-22	IDR	392,790,000,000	30,033,915
Republic of Indonesia	7.000	05-15-27	IDR	247,785,000,000	18,923,695
Republic of Indonesia	7.500	08-15-32	IDR	78,553,000,000	6,025,368
Republic of Indonesia	8.250	07-15-21	IDR	370,855,000,000	29,312,159
Republic of Indonesia	8.375	03-15-24	IDR	303,817,000,000	24,703,269
Republic of Indonesia	8.375	09-15-26	IDR	345,018,000,000	28,448,578
Republic of Indonesia	8.750	05-15-31	IDR	174,458,000,000	14,781,079
Republic of Indonesia	9.000	03-15-29	IDR	90,490,000,000	7,772,667
Malaysia 0.6%					49,084,433
Malaysia Government Bond	3.844	04-15-33	MYR	45,470,000	10,342,143
Malaysia Government Bond	4.059	09-30-24	MYR	157,240,000	38,742,290
2	JOHN HANCOCK Strategic Income Opportunities Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Mexico 2.0%					$158,566,596
Government of Mexico	4.600	01-23-46		14,931,000	14,893,673
Government of Mexico	4.750	06-14-18	MXN	199,850,000	10,575,825
Government of Mexico	6.500	06-10-21	MXN	662,100,000	34,831,118
Government of Mexico	7.750	05-29-31	MXN	214,356,000	11,863,045
Government of Mexico	8.000	06-11-20	MXN	289,660,000	15,865,810
Government of Mexico	8.000	12-07-23	MXN	280,147,500	15,645,890
Government of Mexico	8.500	12-13-18	MXN	274,680,500	14,915,171
Government of Mexico	10.000	12-05-24	MXN	644,646,500	39,976,064
New Zealand 2.3%					179,496,716
Dominion of New Zealand	3.000	04-15-20	NZD	71,780,000	49,967,055
Dominion of New Zealand	5.000	03-15-19	NZD	57,412,000	40,769,812
Dominion of New Zealand	5.500	04-15-23	NZD	20,765,000	16,444,320
Dominion of New Zealand	6.000	05-15-21	NZD	64,995,000	50,227,504
New Zealand Local Government Funding Agency	5.000	03-15-19	NZD	26,284,000	18,600,232
New Zealand Local Government Funding Agency	5.500	04-15-23	NZD	4,550,000	3,487,793
Norway 0.8%					65,677,310
Government of Norway (A)	3.750	05-25-21	NOK	279,335,000	36,891,144
Government of Norway (A)	4.500	05-22-19	NOK	226,338,000	28,786,166
Philippines 1.5%					117,039,456
Republic of Philippines	3.500	03-20-21	PHP	315,580,000	6,112,677
Republic of Philippines	3.500	04-21-23	PHP	788,770,000	14,768,612
Republic of Philippines	4.625	09-09-40	PHP	45,902,000	821,140
Republic of Philippines	4.950	01-15-21	PHP	681,320,000	13,979,531
Republic of Philippines	5.875	12-16-20	PHP	321,278,240	6,679,577
Republic of Philippines	6.250	01-14-36	PHP	895,000,000	20,125,747
Republic of Philippines	6.500	04-28-21	PHP	583,470,000	12,347,855
Republic of Philippines	7.375	03-03-21	PHP	313,800,000	6,813,275
Republic of Philippines	8.000	07-19-31	PHP	959,560,000	24,340,081
Republic of Philippines	8.125	12-16-35	PHP	419,020,160	11,050,961
Portugal 0.8%					63,097,335
Portugal Obrigacoes do Tesouro OT (A)	3.850	04-15-21	EUR	22,045,000	29,540,893
Republic of Portugal (A)	5.125	10-15-24		31,475,000	33,556,442
Singapore 1.9%					154,489,196
Republic of Singapore	2.500	06-01-19	SGD	94,900,000	71,442,966
Republic of Singapore	3.250	09-01-20	SGD	107,215,000	83,046,230
South Korea 0.0%					1,193,388
Korea Treasury Bond Coupon Strips	1.610	03-10-18	KRW	654,810,000	599,305

Korea Treasury Bond Coupon Strips	1.755	09-10-18	KRW	654,810,000	594,083
Corporate bonds 44.3%					$3,523,429,314
(Cost $3,454,132,869)
Consumer discretionary 6.2%					495,932,829
Auto components 0.1%
American Axle & Manufacturing, Inc.	6.625	10-15-22		6,100,000	6,313,500
The Goodyear Tire & Rubber Company	8.750	08-15-20		1,905,000	2,200,275
Hotels, restaurants and leisure 1.6%
ESH Hospitality, Inc. (A)	5.250	05-01-25		11,765,000	11,970,888
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (A)	5.000	06-01-24		19,478,000	20,403,205
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (A)	5.250	06-01-26		24,077,000	25,461,428
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	3

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
New Red Finance, Inc. (A)	4.250	05-15-24	17,420,000	$17,446,130
New Red Finance, Inc. (A)	4.625	01-15-22	28,550,000	29,192,375
New Red Finance, Inc. (A)	5.000	10-15-25	18,805,000	19,275,125
Internet and direct marketing retail 0.8%
Amazon.com, Inc. (A)	3.150	08-22-27	18,240,000	18,245,957
Expedia, Inc. (A)	3.800	02-15-28	16,660,000	16,005,131
Expedia, Inc.	5.000	02-15-26	12,320,000	13,212,997
QVC, Inc.	4.450	02-15-25	17,200,000	17,570,046
Media 3.4%
CCO Holdings LLC (A)	5.125	05-01-27	15,760,000	15,612,250
CCO Holdings LLC	5.750	01-15-24	20,127,000	20,856,604
Lamar Media Corp.	5.000	05-01-23	13,420,000	13,822,600
Lamar Media Corp.	5.875	02-01-22	10,545,000	10,795,444
LIN Television Corp.	5.875	11-15-22	7,100,000	7,392,875
Lions Gate Entertainment Corp. (A)	5.875	11-01-24	16,280,000	17,195,750
McGraw-Hill Global Education Holdings LLC (A)	7.875	05-15-24	3,765,000	3,755,588
Nexstar Broadcasting, Inc. (A)	5.625	08-01-24	18,745,000	19,166,763
Omnicom Group, Inc.	3.600	04-15-26	13,012,000	13,069,710
Outfront Media Capital LLC	5.625	02-15-24	21,080,000	22,134,000
Sinclair Television Group, Inc. (A)	5.625	08-01-24	11,905,000	12,232,388
Sirius XM Radio, Inc. (A)	4.625	05-15-23	15,995,000	16,434,863
Sirius XM Radio, Inc. (A)	5.000	08-01-27	3,932,000	3,976,235
Sirius XM Radio, Inc. (A)	5.375	07-15-26	9,390,000	9,836,025
Time, Inc. (A)	7.500	10-15-25	8,810,000	10,329,725
Tribune Media Company	5.875	07-15-22	4,570,000	4,661,400
Viacom, Inc.	5.850	09-01-43	16,145,000	16,157,174
Viacom, Inc.	6.875	04-30-36	12,700,000	14,062,751
Viacom, Inc. (6.250% to 2-28-27, then 3 month LIBOR + 3.899%)	6.250	02-28-57	24,500,000	23,887,500
Virgin Media Secured Finance PLC	5.250	01-15-21	1,260,000	1,335,600
WMG Acquisition Corp. (A)	5.000	08-01-23	2,600,000	2,691,000
WMG Acquisition Corp. (A)	6.750	04-15-22	13,285,000	13,907,668
Specialty retail 0.1%
Lowe's Companies, Inc.	2.500	04-15-26	2,273,000	2,166,884
The Home Depot, Inc.	3.000	04-01-26	7,225,000	7,215,837
Textiles, apparel and luxury goods 0.2%
PVH Corp.	4.500	12-15-22	15,665,000	15,939,138
Consumer staples 3.8%				302,699,695
Beverages 1.2%
Anheuser-Busch InBev Finance, Inc.	3.650	02-01-26	50,515,000	51,817,569
Constellation Brands, Inc.	4.250	05-01-23	18,620,000	19,756,279
Constellation Brands, Inc.	4.750	12-01-25	5,985,000	6,559,852
Cott Beverages, Inc.	5.375	07-01-22	14,515,000	15,095,600
Food and staples retailing 0.3%
Aramark Services, Inc. (A)	5.000	04-01-25	14,990,000	15,964,350
Aramark Services, Inc.	5.125	01-15-24	9,215,000	9,721,825
Food products 1.7%
B&G Foods, Inc.	4.625	06-01-21	20,390,000	20,701,967
Darling Ingredients, Inc.	5.375	01-15-22	8,425,000	8,656,688
Kraft Heinz Foods Company	3.950	07-15-25	24,640,000	25,350,880
Kraft Heinz Foods Company (A)	4.875	02-15-25	25,426,000	27,028,805
Post Holdings, Inc. (A)	5.000	08-15-26	24,125,000	23,913,906
4	JOHN HANCOCK Strategic Income Opportunities Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer staples (continued)
Food products (continued)
Post Holdings, Inc. (A)	5.750	03-01-27		18,040,000	$18,445,900
Post Holdings, Inc. (A)	6.000	12-15-22		10,825,000	11,325,656
Household products 0.4%
Kimberly-Clark Corp.	2.750	02-15-26		17,067,000	16,762,091
Spectrum Brands, Inc.	5.750	07-15-25		17,110,000	17,965,500
Tobacco 0.2%
Philip Morris International, Inc.	3.375	08-11-25		13,380,000	13,632,827
Energy 4.7%					375,313,036
Energy equipment and services 0.3%
Antero Midstream Partners LP	5.375	09-15-24		23,545,000	24,310,213
Oil, gas and consumable fuels 4.4%
Andeavor (A)	4.750	12-15-23		18,355,000	19,627,860
Andeavor Logistics LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (B)	6.875	02-15-23		21,960,000	22,230,108
Antero Resources Corp.	5.000	03-01-25		17,590,000	17,897,825
Antero Resources Corp.	5.625	06-01-23		23,010,000	23,987,925
Boardwalk Pipelines LP	4.450	07-15-27		8,230,000	8,376,805
Chesapeake Energy Corp. (A)	8.000	12-15-22		6,326,000	6,737,190
Concho Resources, Inc.	4.375	01-15-25		15,970,000	16,628,763
Enbridge, Inc.	4.250	12-01-26		22,120,000	23,042,514
Energy Transfer Equity LP	5.500	06-01-27		10,621,000	11,072,393
Energy Transfer LP	4.750	01-15-26		9,455,000	9,832,672
Indika Energy Capital III Pte, Ltd. (A)	5.875	11-09-24		8,735,000	8,667,409
Magellan Midstream Partners LP	5.000	03-01-26		8,190,000	9,076,320
MPLX LP	4.125	03-01-27		15,945,000	16,200,919
Newfield Exploration Company	5.375	01-01-26		6,510,000	6,933,150
Newfield Exploration Company	5.625	07-01-24		14,575,000	15,741,000
Parsley Energy LLC (A)	5.375	01-15-25		10,430,000	10,560,375
Pertamina Persero PT (A)	4.300	05-20-23		13,990,000	14,623,117
Petroleos del Peru SA (A)	5.625	06-19-47		8,126,000	8,633,875
Petroleos Mexicanos	4.625	09-21-23		20,165,000	20,820,363
Petroleos Mexicanos	6.000	03-05-20		2,120,000	2,260,980
Petroleos Mexicanos (A)	7.650	11-24-21	MXN	198,639,000	10,297,689
Pioneer Natural Resources Company	4.450	01-15-26		19,260,000	20,620,465
Saka Energi Indonesia PT (A)	4.450	05-05-24		8,405,000	8,508,802
The Williams Companies, Inc.	4.550	06-24-24		15,505,000	16,067,056
TransCanada PipeLines, Ltd.	4.875	01-15-26		2,590,000	2,897,258
Williams Partners LP	3.750	06-15-27		19,815,000	19,659,990
Financials 12.3%					980,975,373
Banks 9.9%
Ameris Bancorp (5.750% to 3-15-22, then 3 month LIBOR + 3.616%)	5.750	03-15-27		8,325,000	8,699,625
Asian Development Bank	3.500	05-30-24	NZD	25,403,000	17,627,212
Asian Development Bank	4.625	03-06-19	NZD	16,505,000	11,615,212
Asian Development Bank	5.000	03-09-22	AUD	11,300,000	9,432,710
Asian Development Bank	6.450	08-08-21	INR	889,420,000	14,022,807
Asian Development Bank	6.950	01-16-20	INR	252,400,000	4,005,922
BAC Capital Trust XIII (3 month LIBOR + 0.400%) (B)(C)	4.000	12-18-17		19,345,000	17,096,144
Banc of California, Inc.	5.250	04-15-25		7,375,000	7,631,436
Banco Nacional de Comercio Exterior SNC (A)	4.375	10-14-25		11,995,000	12,444,813
Banco Nacional de Comercio Exterior SNC (3.800% to 8-11-21, then 5 Year CMT + 3.000%) (A)	3.800	08-11-26		2,465,000	2,455,756
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	5

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Bank of America Corp. (3 month LIBOR + 0.760%) (C)	2.080	09-15-26		26,515,000	$25,429,661
Bank of the Ozarks, Inc. (5.500% to 7-1-21, then 3 month LIBOR + 4.425%)	5.500	07-01-26		5,990,000	6,312,290
BankUnited, Inc.	4.875	11-17-25		16,775,000	17,858,531
BNC Bancorp (5.500% to 10-1-19, then 3 month LIBOR + 3.590%)	5.500	10-01-24		4,500,000	4,581,251
Cadence BanCorp. (6.500% to 3-11-20, then 3 month LIBOR + 4.663%) (A)	6.500	03-11-25		4,500,000	4,640,625
CIT Group, Inc. (A)	5.500	02-15-19		27,840,000	28,931,328
Citigroup, Inc. (5.950% to 1-30-23, then 3 month LIBOR + 4.069%) (B)	5.950	01-30-23		12,520,000	13,452,740
Citigroup, Inc. (3 month Australian Bank Bill Short Term Rate + 1.550%) (C)	3.250	05-04-21	AUD	13,996,000	10,801,978
Citigroup, Inc. (5.900% to 2-15-23, then 3 month LIBOR + 4.230%) (B)	5.900	02-15-23		15,940,000	17,168,974
CoBiz Financial, Inc. (5.625% to 6-25-25, then 3 month LIBOR + 3.170%)	5.625	06-25-30		2,705,000	2,853,775
Cullen/Frost Bankers, Inc.	4.500	03-17-27		4,155,000	4,399,157
Eagle Bancorp, Inc.	5.750	09-01-24		4,460,000	4,593,800
Eagle Bancorp, Inc. (5.000% to 8-1-21, then 3 month LIBOR + 3.850%)	5.000	08-01-26		3,995,000	4,106,700
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (B)	5.100	06-30-23		29,000,000	29,507,500
Flushing Financial Corp. (5.250% to 12-15-21, then 3 month LIBOR + 3.440%)	5.250	12-15-26		5,690,000	5,877,770
Fulton Financial Corp.	3.600	03-16-22		6,665,000	6,705,645
Heartland Financial USA, Inc.	5.750	12-30-24		4,495,000	4,556,806
Heritage Commerce Corp. (5.250% to 6-1-22, then 3 month LIBOR + 3.365%)	5.250	06-01-27		3,390,000	3,542,550
Independent Bank Group, Inc.	5.875	08-01-24		8,615,000	9,059,233
Inter-American Development Bank	3.750	10-09-18	AUD	13,365,000	10,266,100
Inter-American Development Bank	6.500	08-20-19	AUD	18,255,000	14,846,669
International Bank for Reconstruction & Development	1.375	06-23-19	SEK	75,040,000	9,181,496
International Bank for Reconstruction & Development	2.500	03-12-20	AUD	8,500,000	6,484,281
International Bank for Reconstruction & Development	2.800	01-13-21	AUD	10,970,000	8,427,906
International Bank for Reconstruction & Development	3.375	01-25-22	NZD	32,298,000	22,574,171
International Bank for Reconstruction & Development	3.500	01-22-21	NZD	22,650,000	15,888,306
International Bank for Reconstruction & Development	3.625	06-22-20	NOK	65,640,000	8,411,107
International Bank for Reconstruction & Development	4.625	02-26-19	NZD	16,812,000	11,822,780
International Bank for Reconstruction & Development	4.625	10-06-21	NZD	25,130,000	18,350,580
International Finance Corp.	2.800	08-15-22	AUD	24,695,000	18,930,009
International Finance Corp.	3.250	07-22-19	AUD	29,251,000	22,555,727
International Finance Corp.	3.625	05-20-20	NZD	34,873,000	24,493,724
International Finance Corp.	3.875	02-26-18	NZD	17,992,000	12,348,430
International Finance Corp.	6.450	10-30-18	INR	1,274,870,000	19,920,496
JPMorgan Chase & Co.	3.200	06-15-26		16,625,000	16,518,940
JPMorgan Chase & Co.	3.300	04-01-26		11,885,000	11,912,279
JPMorgan Chase & Co.	4.250	11-02-18	NZD	31,595,000	21,916,192
KFW	3.750	05-29-20	NZD	11,170,000	7,857,948
KFW	6.000	08-20-20	AUD	22,610,000	18,791,147
Lakeland Bancorp, Inc. (5.125% to 9-30-21, then 3 month LIBOR + 3.970%)	5.125	09-30-26		4,000,000	4,060,000
LegacyTexas Financial Group, Inc. (5.500% to 12-1-20, then 3 month LIBOR + 3.890%)	5.500	12-01-25		3,375,000	3,400,313
Nordic Investment Bank	4.125	03-19-20	NZD	18,050,000	12,798,102
Old Second Bancorp, Inc. (5.750% to 12-31-21, then 3 month LIBOR + 3.850%)	5.750	12-31-26		4,065,000	4,273,331
Oversea-Chinese Banking Corp., Ltd. (4.000% to 10-15-19, then 5 Year U.S. Swap Rate + 2.203%) (A)	4.000	10-15-24		9,920,000	10,118,017
6	JOHN HANCOCK Strategic Income Opportunities Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Pacific Continental Corp. (5.875% to 6-30-21, then 3 month LIBOR + 4.715%)	5.875	06-30-26		1,225,000	$1,248,036
Pinnacle Bank (4.875% to 7-30-20, then 3 month LIBOR + 3.128%)	4.875	07-30-25		3,364,000	3,444,736
Pinnacle Financial Partners, Inc. (5.250% to 11-16-21, then 3 month LIBOR + 3.884%) (A)	5.250	11-16-26		3,980,000	4,159,100
Realkredit Danmark A/S	2.000	04-01-18	DKK	110,705,000	17,834,214
Renasant Corp. (5.000% to 9-1-21, then 3 month LIBOR + 3.840%)	5.000	09-01-26		3,190,000	3,266,126
SunTrust Banks, Inc. (5.050% to 6-15-22, then 3 month LIBOR + 3.102%) (B)	5.050	06-15-22		17,450,000	17,778,060
Synovus Financial Corp. (5.750% to 12-15-20, then 3 month LIBOR + 4.182%)	5.750	12-15-25		28,675,000	30,753,938
Towne Bank (3 month LIBOR + 2.550%) (C)	4.500	07-30-27		7,505,000	7,741,032
Valley National Bancorp	4.550	06-30-25		6,305,000	6,454,097
Wells Fargo & Company	3.250	04-27-22	AUD	12,300,000	9,393,593
Wells Fargo & Company (3 month Australian Bank Bill Short Term Rate + 1.320%) (C)	3.010	07-27-21	AUD	9,035,000	6,934,780
Western Alliance Bank (5.000% to 7-15-20, then 3 month LIBOR + 3.200%)	5.000	07-15-25		12,445,000	12,771,681
Westpac Banking Corp.	5.000	10-21-19	GBP	3,165,000	4,587,882
Westpac Banking Corp.	7.250	02-11-20	AUD	5,300,000	4,423,774
Zions Bancorporation (5.800% to 6-15-23, then 3 month LIBOR + 3.800%) (B)	5.800	06-15-23		8,290,000	8,580,150
Capital markets 0.3%
Stifel Financial Corp.	4.250	07-18-24		22,390,000	22,972,831
Temasek Financial I, Ltd.	3.265	02-19-20	SGD	5,250,000	4,036,723
The Hongkong Land Treasury Services Singapore Pte, Ltd.	3.860	12-29-17	SGD	2,500,000	1,856,764
Consumer finance 0.2%
Capital One Financial Corp.	3.750	07-28-26		15,915,000	15,768,446
Diversified financial services 0.2%
First Midwest Bancorp, Inc.	5.875	09-29-26		4,000,000	4,297,958
Fortegra Financial Corp. (8.500% to 10-15-27, then 5 Year U.S. Swap Rate + 6.224%) (A)	8.500	10-15-57		8,815,000	8,837,038
Silver Queen Financial Services, Inc. (5.500% to 12-1-22, then 3 month LIBOR + 3.338%) (A)	5.500	12-01-27		4,370,000	4,370,000
Insurance 0.9%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-68		29,595,000	40,545,150
Chubb INA Holdings, Inc.	3.350	05-03-26		14,255,000	14,528,539
DB Insurance Company, Ltd.	3.865	05-25-27	KRW	10,000,000,000	9,033,467
Dongbu Insurance Company, Ltd.	3.512	05-25-24	KRW	10,000,000,000	9,061,190
Thrifts and mortgage finance 0.8%
Astoria Financial Corp.	3.500	06-08-20		10,420,000	10,480,151
Dime Community Bancshares, Inc. (3 month LIBOR + 2.660%) (C)	4.500	06-15-27		7,560,000	7,679,977
Flagstar Bancorp, Inc.	6.125	07-15-21		10,420,000	11,107,875
MGIC Investment Corp.	5.750	08-15-23		7,970,000	8,707,225
OceanFirst Financial Corp. (5.125% to 9-30-21, then 3 month LIBOR + 3.920%)	5.125	09-30-26		2,575,000	2,632,938
Radian Group, Inc.	5.250	06-15-20		9,420,000	9,938,100
WSFS Financial Corp. (4.500% to 6-15-21, then 3 month LIBOR + 3.300%)	4.500	06-15-26		9,990,000	10,189,800
Health care 1.7%					134,447,424
Biotechnology 0.2%
AbbVie, Inc.	1.375	05-17-24	EUR	1,866,000	2,276,058
AbbVie, Inc.	3.600	05-14-25		14,680,000	14,997,146
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	7

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services 1.2%
Anthem, Inc.	3.500	08-15-24		6,675,000	$6,771,524
HCA Healthcare, Inc.	6.250	02-15-21		21,463,000	22,992,239
HCA, Inc.	4.500	02-15-27		12,375,000	12,548,250
HCA, Inc.	5.000	03-15-24		22,435,000	23,556,750
HCA, Inc.	7.500	02-15-22		13,785,000	15,561,887
Humana, Inc.	3.850	10-01-24		8,233,000	8,517,293
Quest Diagnostics, Inc.	4.250	04-01-24		3,540,000	3,753,986
Life sciences tools and services 0.1%
Quintiles IMS, Inc. (A)	4.875	05-15-23		5,350,000	5,537,250
Pharmaceuticals 0.2%
Forest Laboratories LLC (A)	5.000	12-15-21		16,705,000	17,935,041
Industrials 5.4%					429,702,452
Aerospace and defense 1.0%
Huntington Ingalls Industries, Inc. (A)	5.000	11-15-25		23,225,000	24,995,906
L3 Technologies, Inc.	3.850	12-15-26		9,055,000	9,315,702
Lockheed Martin Corp.	2.900	03-01-25		28,655,000	28,471,605
Lockheed Martin Corp.	3.550	01-15-26		15,475,000	16,013,253
Air freight and logistics 1.7%
Mexico City Airport Trust (A)	3.875	04-30-28		42,335,000	42,038,655
Mexico City Airport Trust (A)	4.250	10-31-26		32,774,000	33,880,123
Mexico City Airport Trust (A)	5.500	10-31-46		22,003,000	22,058,008
Mexico City Airport Trust (A)	5.500	07-31-47		34,470,000	34,573,410
Airlines 0.1%
Delta Air Lines, Inc.	3.625	03-15-22		6,850,000	6,988,827
Commercial services and supplies 0.4%
Cintas Corp. No. 2	3.700	04-01-27		15,240,000	15,889,430
Ritchie Bros Auctioneers, Inc. (A)	5.375	01-15-25		4,455,000	4,655,475
Waste Management, Inc.	2.900	09-15-22		14,240,000	14,392,482
Construction and engineering 0.8%
AECOM	5.125	03-15-27		43,255,000	44,089,822
AECOM	5.875	10-15-24		15,445,000	16,796,438
Industrial conglomerates 0.6%
3M Company	3.000	08-07-25		14,485,000	14,647,641
General Electric Company	4.250	01-17-18	NZD	5,515,000	3,777,772
General Electric Company	6.250	09-29-20	GBP	2,300,000	3,536,578
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) (B)	5.000	01-21-21		27,125,000	27,735,313
Machinery 0.0%
Terex Corp. (A)	5.625	02-01-25		1,580,000	1,667,888
Marine 0.1%
Pelabuhan Indonesia II PT (A)	4.250	05-05-25		10,110,000	10,350,113
Professional services 0.2%
Verisk Analytics, Inc.	4.000	06-15-25		10,744,000	11,145,014
Trading companies and distributors 0.4%
BOC Aviation, Ltd. (A)	2.750	09-18-22		11,775,000	11,576,709
United Rentals North America, Inc.	5.500	05-15-27		21,370,000	22,652,200
Transportation infrastructure 0.1%
Jasa Marga Persero Tbk PT	7.500	12-11-20	IDR	114,350,000,000	8,454,088
8	JOHN HANCOCK Strategic Income Opportunities Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Information technology 3.4%					$266,240,601
Electronic equipment, instruments and components 0.2%
CDW LLC	5.000	09-01-25		6,850,000	7,158,250
Zebra Technologies Corp.	7.250	10-15-22		9,246,000	9,749,907
Internet software and services 0.2%
Match Group, Inc.	6.750	12-15-22		13,600,000	13,940,000
IT services 0.8%
First Data Corp. (A)	5.000	01-15-24		17,030,000	17,626,050
First Data Corp. (A)	5.375	08-15-23		11,275,000	11,697,813
IBM Corp.	2.750	12-21-20	GBP	15,015,000	21,297,340
Sixsigma Networks Mexico SA de CV (A)	8.250	11-07-21		13,790,000	14,548,450
Semiconductors and semiconductor equipment 0.6%
Broadcom Corp. (A)	3.500	01-15-28		13,000,000	12,322,823
KLA-Tencor Corp.	4.650	11-01-24		7,499,000	8,113,490
NXP BV (A)	4.625	06-01-23		22,155,000	23,404,764
Software 0.9%
Activision Blizzard, Inc.	3.400	09-15-26		11,870,000	11,930,023
Citrix Systems, Inc.	4.500	12-01-27		11,995,000	12,116,720
Electronic Arts, Inc.	4.800	03-01-26		1,852,000	2,032,435
j2 Cloud Services LLC (A)	6.000	07-15-25		9,425,000	9,802,000
Microsoft Corp.	3.300	02-06-27		10,225,000	10,531,089
Oracle Corp.	3.250	11-15-27		22,855,000	23,141,712
Technology hardware, storage and peripherals 0.7%
Apple, Inc.	3.200	05-13-25		22,255,000	22,704,630
Apple, Inc.	3.450	05-06-24		20,410,000	21,149,238
NetApp, Inc.	3.300	09-29-24		13,035,000	12,973,867
Materials 2.5%					198,224,540
Chemicals 0.0%
Praxair, Inc.	3.200	01-30-26		2,305,000	2,358,386
Construction materials 0.3%
Cemex SAB de CV (A)	6.125	05-05-25		21,500,000	22,790,000
Containers and packaging 1.7%
Ball Corp.	4.000	11-15-23		16,660,000	17,118,150
Ball Corp.	4.375	12-15-20		8,310,000	8,642,400
Ball Corp.	5.250	07-01-25		24,545,000	26,876,775
Crown Americas LLC	4.500	01-15-23		18,265,000	19,072,313
Crown Cork & Seal Company, Inc.	7.375	12-15-26		11,568,000	13,650,240
Sealed Air Corp. (A)	4.875	12-01-22		10,150,000	10,771,688
Sealed Air Corp. (A)	5.125	12-01-24		16,620,000	17,824,950
Sealed Air Corp. (A)	6.500	12-01-20		18,465,000	20,311,500
Metals and mining 0.5%
Cleveland-Cliffs, Inc. (A)	5.750	03-01-25		19,100,000	18,565,200
Vedanta Resources PLC (A)	6.375	07-30-22		19,325,000	20,242,938
Real estate 1.2%					97,102,673
Equity real estate investment trusts 0.9%
American Tower Corp.	4.000	06-01-25		6,300,000	6,495,712
American Tower Corp.	4.700	03-15-22		3,195,000	3,443,633
Crown Castle International Corp.	4.450	02-15-26		10,110,000	10,585,807
Equinix, Inc.	5.375	05-15-27		18,650,000	20,138,270
Host Hotels & Resorts LP	5.250	03-15-22		14,006,000	15,122,194
SBA Communications Corp.	4.875	09-01-24		6,600,000	6,831,000
Trust F/1401 (A)	5.250	12-15-24		11,970,000	12,736,080
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	9

	Rate (%)	Maturity date		Par value^	Value
Real estate (continued)
Real estate management and development 0.3%
CBRE Services, Inc.	5.000	03-15-23		8,455,000	$8,688,852
Kennedy-Wilson, Inc.	5.875	04-01-24		12,650,000	13,061,125
Telecommunication services 1.2%					96,513,407
Diversified telecommunication services 0.5%
GCI, Inc.	6.875	04-15-25		20,895,000	22,409,888
Sprint Spectrum Company LLC (A)	3.360	03-20-23		15,715,000	15,837,577
Wireless telecommunication services 0.7%
America Movil SAB de CV	7.125	12-09-24	MXN	202,160,000	10,259,253
Sprint Communications, Inc. (A)	9.000	11-15-18		2,318,000	2,448,388
T-Mobile USA, Inc.	6.125	01-15-22		16,235,000	16,803,225
T-Mobile USA, Inc.	6.500	01-15-26		11,985,000	13,134,721
T-Mobile USA, Inc.	6.625	04-01-23		3,450,000	3,608,355
T-Mobile USA, Inc.	6.836	04-28-23		11,440,000	12,012,000
Utilities 1.9%					146,277,284
Electric utilities 1.1%
Emera US Finance LP	3.550	06-15-26		29,975,000	30,045,980
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440%)	6.750	06-15-76		22,270,000	25,053,750
Fortis, Inc.	3.055	10-04-26		14,265,000	13,762,545
Perusahaan Listrik Negara PT (A)	4.125	05-15-27		16,960,000	16,890,383
Gas utilities 0.0%
Southern Gas Networks PLC	4.875	12-21-20	GBP	805,000	1,203,727
Independent power and renewable electricity producers 0.8%
Greenko Dutch BV (A)	5.250	07-24-24		10,740,000	10,890,360
NextEra Energy Operating Partners LP (A)	4.250	09-15-24		15,845,000	16,043,063
NextEra Energy Operating Partners LP (A)	4.500	09-15-27		15,545,000	15,583,863

NRG Energy, Inc.	6.625	01-15-27		15,595,000	16,803,613
Convertible bonds 2.7%					$211,917,004
(Cost $172,215,089)
Consumer discretionary 0.3%					21,044,013
Internet and catalog retail 0.2%
Liberty Expedia Holdings, Inc. (A)	1.000	06-30-47		14,230,000	14,318,938
Media 0.1%
Liberty Media Corp.-Liberty Formula One (A)	1.000	01-30-23		5,810,000	6,725,075
Consumer staples 0.2%					11,236,700
Tobacco 0.2%
Vector Group, Ltd. (C)	2.500	01-15-19		7,180,000	11,236,700
Financials 0.3%					24,344,978
Insurance 0.1%
Old Republic International Corp.	3.750	03-15-18		6,180,000	8,343,000
Mortgage real estate investment trusts 0.2%
Redwood Trust, Inc.	4.625	04-15-18		15,982,000	16,001,978
Health care 0.9%					73,131,727
Health care equipment and supplies 0.3%
Danaher Corp. (D)	0.000	01-22-21		5,695,000	20,526,916
Hologic, Inc. (2.000% to 3-1-18; then 0.000% thereafter)	2.000	03-01-42		3,910,000	5,356,700
Health care providers and services 0.4%
Anthem, Inc.	2.750	10-15-42		9,369,000	30,086,201
10	JOHN HANCOCK Strategic Income Opportunities Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Pharmaceuticals 0.2%
Bayer Capital Corp. BV (A)	5.625	11-22-19	EUR	12,500,000	$17,161,910
Industrials 0.2%					14,871,163
Trading companies and distributors 0.2%
Air Lease Corp.	3.875	12-01-18		9,820,000	14,871,163
Information technology 0.5%					42,953,054
Semiconductors and semiconductor equipment 0.5%
Intel Corp.	3.250	08-01-39		9,305,000	20,075,538
ON Semiconductor Corp. (A)	1.625	10-15-23		15,280,000	18,355,100
Teradyne, Inc. (A)	1.250	12-15-23		3,255,000	4,522,416
Telecommunication services 0.1%					10,321,644
Diversified telecommunication services 0.1%
Liberty Interactive LLC (A)	1.750	09-30-46		9,185,000	10,321,644
Utilities 0.2%					14,013,725
Independent power and renewable electricity producers 0.2%

NextEra Energy Partners LP (A)	1.500	09-15-20		14,410,000	14,013,725
Capital preferred securities 1.4%					$112,519,867
(Cost $107,399,213)
Financials 1.4%					112,519,867
Banks 1.2%
BAC Capital Trust XIV, Series G (Greater of 3 month LIBOR + 0.400% or 4.000%) (B)(C)	4.000	12-18-17		19,215,000	17,413,594
First Maryland Capital I (3 month LIBOR + 1.000%) (C)	2.359	01-15-27		6,695,000	6,310,038
First Maryland Capital II (3 month LIBOR + 0.850%) (C)	2.227	02-01-27		15,003,000	14,027,805
JPMorgan Chase Capital XXIII (3 month LIBOR + 1.000%) (C)	2.416	05-15-77		10,176,000	8,878,560
SunTrust Preferred Capital I (3 month LIBOR + 0.645%) (B)(C)	4.000	01-02-18		9,340,000	8,499,400
USB Capital IX (3 month LIBOR + 1.020%) (B)(C)	3.500	01-02-18		22,894,000	20,719,070
Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or 5.570%) (B)(C)	5.570	01-02-18		20,000,000	20,145,000
Diversified financial services 0.2%

ILFC E-Capital Trust I (1.550% + highest of 3 month LIBOR, 10 Year CMT, and 30 Year CMT) (A)(C)	4.360	12-21-65		17,215,000	16,526,400
Term loans (E) 7.6%					$608,413,048
(Cost $611,106,211)
Consumer discretionary 2.6%					207,147,830
Auto components 0.2%
American Axle & Manufacturing, Inc. (1 and 3 month LIBOR + 2.250%)	3.600	04-06-24		12,358,563	12,389,459
Diversified consumer services 0.3%
The ServiceMaster Company LLC (1 month LIBOR + 2.500%)	3.850	11-08-23		22,760,120	22,795,626
Hotels, restaurants and leisure 1.0%
Four Seasons Hotels, Ltd. (1 month LIBOR + 2.500%)	3.850	11-30-23		25,594,030	25,711,251
Hilton Worldwide Finance LLC (1 month LIBOR + 2.000%)	3.328	10-25-23		18,818,991	18,907,629
New Red Finance, Inc. (1 and 3 month LIBOR + 2.250%)	3.593	02-16-24		35,541,537	35,519,501
Media 1.1%
CBS Radio, Inc. (3 month LIBOR + 2.750%)	4.172	11-17-24		19,925,000	20,049,531
Cengage Learning, Inc. (1 month LIBOR + 4.250%)	5.495	06-07-23		13,265,000	12,616,474
Charter Communications Operating LLC (1 month LIBOR + 2.250%)	3.600	01-15-24		26,858,903	26,973,053
Cinemark USA, Inc. (1 and 2 month LIBOR + 2.000%)	3.280	05-09-22		11,171,744	11,217,660
Coral US Company Borrower LLC (1 month LIBOR + 3.500%)	4.850	01-31-25		6,825,000	6,831,416
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	11

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Media (continued)
Virgin Media Bristol LLC (3 month LIBOR + 2.500%)	3.750	01-31-26	14,145,000	$14,136,230
Consumer staples 0.5%				39,588,309
Food and staples retailing 0.2%
Aramark Services, Inc. (1 month LIBOR + 2.000%)	3.350	03-28-24	19,707,952	19,787,966
Household products 0.3%
Spectrum Brands, Inc. (2 and 3 month LIBOR + 2.000%)	3.373	06-23-22	19,701,833	19,800,343
Energy 0.4%				33,471,129
Oil, gas and consumable fuels 0.4%
MEG Energy Corp. (3 month LIBOR + 3.500%)	4.833	12-31-23	19,213,450	19,199,808
Peabody Energy Corp. (1 month LIBOR + 4.500%)	4.850	03-31-22	14,147,530	14,271,321
Financials 0.1%				11,173,850
Insurance 0.1%
USI, Inc. (F)	TBD	07-26-24	11,230,000	11,173,850
Health care 0.2%				17,510,893
Biotechnology 0.2%
Grifols Worldwide Operations USA, Inc. (1 week LIBOR + 2.250%)	3.452	01-31-25	17,467,225	17,510,893
Industrials 0.4%				33,135,403
Aerospace and defense 0.1%
StandardAero Aviation Holdings, Inc. (1 month LIBOR + 3.750%)	5.100	07-07-22	4,315,000	4,339,811
Airlines 0.2%
American Airlines, Inc. (1 month LIBOR + 2.000%)	3.347	04-28-23	15,087,600	15,091,825
United Airlines, Inc. (3 month LIBOR + 2.250%)	3.630	04-01-24	4,820,775	4,829,838
Machinery 0.1%
RBS Global, Inc. (1 and 3 month LIBOR + 2.750%)	4.088	08-21-23	8,867,988	8,873,929
Information technology 1.7%				133,959,956
Communications equipment 0.3%
Avaya, Inc. (F)	TBD	11-08-24	13,230,000	13,043,325
Avaya, Inc. (G)	6.250	05-29-20	13,545,000	10,322,374
Avaya, Inc. (1 week LIBOR + 7.500%)	8.702	01-24-18	2,725,000	2,723,529
Electronic equipment, instruments and components 0.4%
Dell International LLC (1 month LIBOR + 2.000%)	3.350	09-07-23	16,059,977	16,063,671
Zebra Technologies Corp. (3 month LIBOR + 2.000%)	3.371	10-27-21	15,140,456	15,186,634
Internet software and services 0.1%
Rackspace Hosting, Inc. (3 month LIBOR + 3.000%) (F)	TBD	11-03-23	1,690,000	1,687,279
Rackspace Hosting, Inc. (3 month LIBOR + 3.000%)	4.385	11-03-23	2,490,000	2,485,991
IT services 0.6%
First Data Corp. (1 month LIBOR + 2.250%)	3.563	07-08-22	24,480,468	24,478,999
Gartner, Inc. (1 month LIBOR + 2.000%)	3.350	04-05-24	13,247,779	13,314,018
Vantiv LLC (1 month LIBOR + 2.000%)	3.250	08-07-24	7,210,000	7,242,157
Software 0.3%
Ascend Learning LLC (1 month LIBOR + 3.250%)	4.600	07-12-24	6,355,000	6,386,775
RP Crown Parent LLC (1 month LIBOR + 3.000%)	4.350	10-12-23	20,905,000	21,025,204
Materials 0.6%				47,500,325
Chemicals 0.1%
HB Fuller Company (1 month LIBOR + 2.250%)	3.533	10-12-24	7,860,000	7,888,375
12	JOHN HANCOCK Strategic Income Opportunities Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Containers and packaging 0.5%
Berry Global, Inc. (1 month LIBOR + 2.250%)	3.559	10-01-22	4,533,194	$4,547,382
Berry Plastics Corp. (1 month LIBOR + 2.250%)	3.496	02-08-20	11,014,105	11,025,119
Berry Plastics Corp. (1 month LIBOR + 2.250%)	3.496	01-19-24	23,979,500	24,039,449
Telecommunication services 1.1%				84,925,353
Diversified telecommunication services 0.4%
Atlantic Broadband Finance LLC (F)	TBD	08-11-24	14,365,000	14,338,999
CenturyLink, Inc. (1 month LIBOR + 2.750%)	4.100	01-31-25	10,240,000	9,798,451
West Corp. (1 month LIBOR + 4.000%)	5.350	10-10-24	10,115,203	10,098,817
Wireless telecommunication services 0.7%
SBA Senior Finance II LLC (1 month LIBOR + 2.250%)	3.600	03-24-21	23,814,390	23,870,592

Sprint Communications, Inc. (1 month LIBOR + 2.500%)	3.875	02-02-24	26,825,200	26,818,494
Collateralized mortgage obligations 4.4%				$350,265,688
(Cost $351,213,677)
Commercial and residential 3.6%				287,632,657
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1 (C)	3.563	04-25-35	1,737,314	1,762,955
Alternative Loan Trust Series 2004-J5, Class M1 (1 month LIBOR + 0.900%) (C)	2.229	08-25-34	13,217,000	12,860,334
Americold LLC Series 2010-ARTA, Class D (A)	7.443	01-14-29	5,435,000	5,979,335
Banc of America Funding Trust Series 2005-B, Class 3A1B (1 month LIBOR + 0.310%) (C)	1.593	04-20-35	4,696,662	4,637,915
BBCMS Mortgage Trust Series 2015-STP, Class A (A)	3.323	09-10-28	5,220,666	5,320,989
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-10, Class 12A3 (C)	3.508	01-25-35	1,723,888	1,741,727
Series 2005-2, Class A1 (1 Year CMT + 2.450%) (C)	3.260	03-25-35	1,547,859	1,563,857
Series 2005-5, Class A2 (1 Year CMT + 2.150%) (C)	3.580	08-25-35	2,243,501	2,234,175
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1 (1 month LIBOR + 0.700%) (C)	2.029	01-25-35	1,056,492	1,056,693
Series 2004-13, Class A1 (1 month LIBOR + 0.740%) (C)	2.069	11-25-34	1,653,435	1,653,458
Series 2004-8, Class 1A (1 month LIBOR + 0.700%) (C)	2.029	09-25-34	1,124,983	1,114,719
Series 2005-7, Class 11A1 (1 month LIBOR + 0.540%) (C)	1.869	08-25-35	1,272,040	1,249,186
BWAY Mortgage Trust Series 2015-1740, Class D (A)(C)	3.787	01-10-35	3,335,000	3,277,624
BXP Trust
Series 2017-CC, Class C (A)(C)	3.670	08-13-37	6,835,000	6,825,060
Series 2017-GM, Class D (A)(C)	3.539	06-13-39	14,495,000	13,860,407
CGDB Commercial Mortgage Trust Series 2017-BIO, Class E (1 month LIBOR + 2.500%) (A)(C)	3.750	05-15-30	1,385,000	1,387,489
CGDBB Commercial Mortgage Trust Series 2017-BIO, Class D (1 month LIBOR + 1.600%) (A)(C)	2.850	07-15-28	2,330,000	2,328,542
Chase Mortgage Finance Trust Series 2007-A1, Class 2A1 (C)	3.688	02-25-37	1,406,702	1,418,622
CLNS Trust Series 2017-IKPR, Class C (1 month LIBOR + 1.100%) (A)(C)	2.345	06-11-32	8,070,000	8,067,455
Cold Storage Trust Series 2017-E3, Class C (1 month LIBOR + 1.350%) (A)(C)	2.850	04-15-36	9,365,000	9,391,214
Commercial Mortgage Trust (Bank of America Merrill Lynch/ Deutsche Bank AG) Series 2013-WWP, Class D (A)	3.898	03-10-31	2,710,000	2,877,200
Commercial Mortgage Trust (Deutsche Bank AG) Series 2014-TWC, Class D (1 month LIBOR + 2.250%) (A)(C)	3.588	02-13-32	11,010,000	11,053,846
Commercial Mortgage Trust (Deutsche Bank AG/Morgan Stanley) Series 2014-PAT, Class E (1 month LIBOR + 3.150%) (A)(C)	4.385	08-13-27	3,230,000	3,278,380
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	13

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Core Industrial Trust Series 2015-CALW, Class F (A)(C)	3.979	02-10-34	6,270,000	$6,235,511
Credit Suisse Commercial Mortgage Trust Series 2015-GLPB, Class A (A)	3.639	11-15-34	11,100,000	11,573,352
DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO	1.283	09-19-44	12,582,742	553,653
Series 2005-AR2, Class X2 IO	1.745	03-19-45	26,561,275	1,041,396
GAHR Commercial Mortgage Trust Series 2015-NRF, Class EFX (A)(C)	3.495	12-15-34	7,160,000	7,126,393
GRACE Mortgage Trust Series 2014-GRCE, Class F (A)(C)	3.710	06-10-28	5,350,000	5,345,651
Greenwich Capital Commercial Funding Corp. Series 2006-GG7, Class AM (C)	5.959	07-10-38	2,372,712	2,388,030
GSR Mortgage Loan Trust Series 2004-5, Class 2A1 (C)	3.773	05-25-34	3,076,565	3,122,424
HarborView Mortgage Loan Trust
Series 2004-5, Class 2A-6 (C)	3.219	06-19-34	2,026,588	2,039,005
Series 2004-7, Class 4A (C)	3.668	11-19-34	2,845,634	2,922,178
Series 2005-2, Class X IO	1.337	05-19-35	7,236,122	328,516
Series 2005-9, Class 2A1A (1 month LIBOR + 0.340%) (C)	1.623	06-20-35	2,551,620	2,494,783
Series 2005-9, Class 2A1C (1 month LIBOR + 0.450%) (C)	1.733	06-20-35	1,758,148	1,747,375
Series 2007-3, Class ES IO (A)	0.350	05-19-47	7,970,055	123,193
Series 2007-4, Class ES IO	0.350	07-19-47	8,421,403	121,698
Series 2007-6, Class ES IO (A)	0.342	08-19-37	6,864,354	87,342
IMT Trust Series 2017-A3, Class EFL (1 month LIBOR + 2.150%) (A)(C)	3.400	06-15-34	3,820,000	3,815,263
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	1.564	10-25-36	15,332,712	929,713
Series 2005-AR18, Class 2X IO	1.291	10-25-36	12,279,461	297,642
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-NINE, Class A (A)(C)	2.949	10-06-38	570,000	556,717
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1 (C)	3.169	12-25-34	1,039,448	1,047,824
Series 2005-2, Class 1A (6 month LIBOR + 1.250%) (C)	2.665	10-25-35	33,494	33,538
Series 2005-A2, Class A2 (C)	2.977	02-25-35	2,416,674	2,465,878
Series 2005-A8, Class A2A (1 month LIBOR + 0.270%) (C)	1.599	08-25-36	10,834,902	10,562,636
Series 2006-3, Class 2A1 (C)	3.393	10-25-36	1,222,680	1,210,726
Series 2007-1, Class 2A1 (C)	3.622	01-25-37	4,140,570	4,223,917
Morgan Stanley Capital I Trust
Series 2014-150E, Class F (A)(C)	4.438	09-09-32	6,185,000	6,111,173
Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (A)(C)	2.650	11-15-34	4,655,000	4,655,000
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (C)	3.427	10-25-34	750,709	763,093
Series 2004-9, Class 1A (C)	5.394	11-25-34	1,918,316	2,007,085
MSCG Trust Series 2016-SNR, Class D (A)	6.550	11-15-34	4,045,000	4,088,700
MSDB Trust Series 2017-712F, Class B (A)(C)	3.568	07-11-39	12,485,000	12,561,785
Olympic Tower Mortgage Trust Series 2017-OT, Class A (A)	3.566	05-10-39	7,045,000	7,230,777
One Market Plaza Trust Series 2017-1MKT, Class D (A)	4.145	02-10-32	2,905,000	2,944,342
Opteum Mortgage Acceptance Corp. Trust Series 2005-4, Class 1APT (1 month LIBOR + 0.310%) (C)	1.639	11-25-35	1,383,110	1,368,772
Queens Center Mortgage Trust Series 2013-QCA, Class D (A)(C)	3.590	01-11-37	4,830,000	4,758,921
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class D (A)(C)	4.534	01-05-43	5,655,000	4,791,588
14	JOHN HANCOCK Strategic Income Opportunities Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Structured Asset Securities Corp. Series 2003-7A, Class 3A6 (C)	3.366	12-25-33	1,687,562	$1,672,728
Thornburg Mortgage Securities Trust Series 2007-4, Class 1A1 (C)	3.258	09-25-37	5,535,500	5,572,775
VNDO Trust Series 2016-350P, Class D (A)(C)	4.033	01-10-35	9,985,000	9,755,280
WaMu Mortgage Pass Through Certificates
Series 2004-AR14, Class A1 (C)	2.951	01-25-35	2,817,523	2,879,517
Series 2005-AR19, Class A1A2 (1 month LIBOR + 0.290%) (C)	1.619	12-25-45	2,900,880	2,841,913
Series 2005-AR2, Class 2A1B (1 month LIBOR + 0.370%) (C)	1.699	01-25-45	3,688,073	3,617,771
Series 2005-AR2, Class 2A2B (1 month LIBOR + 0.380%) (C)	1.709	01-25-45	2,562,486	2,516,357
Series 2005-AR3, Class A2 (C)	3.072	03-25-35	2,823,783	2,856,281
Series 2005-AR6, Class 2A1A (1 month LIBOR + 0.460%) (C)	1.789	04-25-45	5,961,144	5,853,770
Series 2005-AR8, Class 2AB2 (1 month LIBOR + 0.420%) (C)	1.749	07-25-45	2,759,703	2,737,633
Series 2005-AR8, Class 2AB3 (1 month LIBOR + 0.360%) (C)	1.689	07-25-45	2,510,812	2,475,234
Wells Fargo Commercial Mortgage Trust Series 2013-BTC, Class E (A)(C)	3.668	04-16-35	7,406,403	7,097,014
Wells Fargo Mortgage Backed Securities Trust Series 2004-Z, Class 2A1 (C)	3.691	12-25-34	1,403,124	1,427,570
Worldwide Plaza Trust Series 2017-WWP, Class D (A)(C)	3.596	11-10-36	7,935,000	7,712,042
U.S. Government Agency 0.8%				62,633,031
Federal Home Loan Mortgage Corp.
Series 2014-DN2, Class M2 (1 month LIBOR + 0.650%) (C)	2.978	04-25-24	2,152,928	2,181,462
Series 2015-DNA1, Class M2 (1 month LIBOR + 1.850%) (C)	3.179	10-25-27	3,690,000	3,774,868
Series 2015-DNA1, Class M3 (1 month LIBOR + 0.330%) (C)	4.629	10-25-27	2,700,000	3,018,628
Series 2016-A3, Class M1 (1 month LIBOR + 0.800%) (C)	2.129	03-25-29	3,856,903	3,862,480
Series 2016-DNA2, Class M2 (1 month LIBOR + 2.200%) (C)	3.528	10-25-28	10,830,000	10,978,984
Series 2017-DNA3, Class M1 (1 month LIBOR + 0.750%) (C)	2.078	03-25-30	7,048,116	7,074,564
Series 292, Class IO	3.500	11-15-27	4,780,323	515,716
Series 296, Class IO	3.000	12-15-27	3,751,370	352,334
Series 304, Class C42 IO	4.000	12-15-27	6,717,071	560,531
Federal National Mortgage Association
Series 2012-118, Class AI IO	3.500	11-25-37	6,533,049	696,540
Series 2013-39, Class KI IO	4.000	05-25-28	9,637,468	1,031,903
Series 2014-C02, Class 1M1 (1 month LIBOR + 0.950%) (C)	2.278	05-25-24	931,894	934,843
Series 2014-C03, Class 1M1 (1 month LIBOR + 0.950%) (C)	2.279	10-25-29	15,634,078	15,715,602
Series 2014-C04, Class 2M1 (1 month LIBOR + 0.850%) (C)	2.178	11-25-29	9,413,943	9,451,522
Series 402, Class 3 IO	4.000	11-25-39	458,976	98,173
Series 402, Class 4 IO	4.000	10-25-39	703,095	135,085
Series 402, Class 7 IO	4.500	11-25-39	955,639	203,829
Series 406, Class 3 IO	4.000	01-25-41	2,505,780	509,411
Series 407, Class 4 IO	4.500	03-25-41	3,788,136	754,037
Series 407, Class 7 IO	5.000	03-25-41	2,653,024	520,062

Series 407, Class 8 IO	5.000	03-25-41	1,393,391	262,457
Asset backed securities 5.2%				$415,166,651
(Cost $408,920,942)
Asset backed securities 5.2%				415,166,651
Aames Mortgage Investment Trust Series 2005-4, Class M2 (1 month LIBOR + 0.735%) (C)	2.064	10-25-35	5,406,672	5,428,955
Accredited Mortgage Loan Trust Series 2005-2ACCR, Class M2 (1 month LIBOR + 0.660%) (C)	1.989	07-25-35	2,034,255	2,038,861
Aegis Asset Backed Securities Trust Series 2005-2, Class M2 (1 month LIBOR + 0.440%) (C)	1.769	06-25-35	2,549,386	2,526,949
American Express Credit Account Master Trust Series 2017-3, Class A	1.770	11-15-22	24,322,000	24,145,546
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	15

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
BA Credit Card Trust Series 2017-A1, Class A1	1.950	08-15-22	16,155,000	$16,120,735
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (1 month LIBOR + 0.240%) (A)(C)	1.569	07-25-36	6,323,842	6,302,494
Capital One Multi-Asset Execution Trust
Series 2017-A1, Class A1	2.000	01-17-23	10,090,000	10,068,708
Series 2017-A4, Class A4	1.990	07-17-23	8,770,000	8,735,038
Chase Issuance Trust Series 2015-A7, Class A7	1.620	07-15-20	4,660,000	4,656,781
Citibank Credit Card Issuance Trust Series 2017-A3, Class A3	1.920	04-07-22	29,855,000	29,745,540
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (A)	4.474	03-20-43	21,782,807	21,874,192
Coinstar Funding LLC Series 2017-1A, Class A2 (A)	5.216	04-25-47	20,049,250	20,854,889
DB Master Finance LLC
Series 2015-1A, Class A2II (A)	3.980	02-20-45	35,082,937	35,704,606
Series 2017-1A, Class A2I (A)	3.629	11-20-47	6,300,000	6,357,097
Discover Card Execution Note Trust
Series 2012-A6, Class A6	1.670	01-18-22	21,065,000	20,953,897
Series 2016-A4, Class A4	1.390	03-15-22	8,680,000	8,582,038
Domino's Pizza Master Issuer LLC
Series 2015-1A, Class A2II (A)	4.474	10-25-45	24,644,700	25,235,926
Series 2017-1A, Class A2I (3 month LIBOR + 1.250%) (A)(C)	2.617	07-25-47	24,418,800	24,453,963
Driven Brands Funding LLC Series 2015-1A, Class A2 (A)	5.216	07-20-45	4,424,700	4,585,759
First Frankin Mortgage Loan Trust Series 2005-FF7, Class M2 (1 month LIBOR + 0.470%) (C)	1.799	07-25-35	3,781,326	3,795,357
FOCUS Brands Funding LLC Series 2017-1A, Class A2II (A)	5.093	04-30-47	8,482,375	8,888,172
GSAA Home Equity Trust Series 2005-MTR1, Class A4 (1 month LIBOR + 0.370%) (C)	1.699	10-25-35	5,237,885	5,183,756
Home Equity Asset Trust Series 2003-1, Class M1 (1 month LIBOR + 1.500%) (C)	2.829	06-25-33	1,251,578	1,281,022
METAL LLC Series 2017-1, Class A (A)	4.581	10-15-42	13,201,089	13,207,690
New Century Home Equity Loan Trust Series 2005-1, Class M1 (1 month LIBOR + 0.675%) (C)	2.004	03-25-35	6,785,000	6,775,991
Option One Mortgage Loan Trust Series 2005-2, Class M1 (1 month LIBOR + 0.660%) (C)	1.989	05-25-35	5,779,521	5,797,948
RASC Trust Series 2005-KS7, Class M4 (1 month LIBOR + 0.870%) (C)	2.199	08-25-35	3,041,000	3,059,676
Saxon Asset Securities Trust Series 2006-2, Class A3C (1 month LIBOR + 0.150%) (C)	1.479	09-25-36	7,623,207	7,582,525
Specialty Underwriting & Residential Finance Trust Series 2006-BC 1, Class A2D (1 month LIBOR + 0.300%) (C)	1.629	12-25-36	2,778,206	2,778,288
Structured Asset Investment Loan Trust
Series 2005-1, Class M2 (1 month LIBOR + 0.720%) (A)(C)	2.049	02-25-35	43,265	43,169
Series 2005-2, Class M2 (1 month LIBOR + 0.735%) (C)	2.064	03-25-35	7,568,794	7,580,515
Taco Bell Funding LLC Series 2016-1A, Class A23 (A)	4.970	05-25-46	28,430,125	29,911,335
Towd Point Mortgage Trust Series 2017-3, Class A1 (A)(C)	2.750	07-25-57	11,160,516	11,167,740
Verizon Owner Trust Series 2017-1A, Class A (A)	2.060	09-20-21	7,823,000	7,814,268
Wendys Funding LLC Series 2015-1A, Class A2II (A)	4.080	06-15-45	21,460,040	21,927,225

16	JOHN HANCOCK Strategic Income Opportunities Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Common stocks 2.4%		$185,925,088
(Cost $129,126,025)
Consumer discretionary 0.0%		0
Media 0.0%
Vertis Holdings, Inc. (H)	110,794	0
Financials 2.3%		180,971,246
Banks 1.9%
BankUnited, Inc.	248,604	9,255,527
Commerce Bancshares, Inc.	293,465	16,615,960
Cullen/Frost Bankers, Inc.	171,514	16,878,693
First Republic Bank	95,420	9,116,427
Glacier Bancorp, Inc.	189,893	7,605,215
Investors Bancorp, Inc.	634,693	9,057,069
MB Financial, Inc.	153,457	7,143,423
Park National Corp.	61,349	6,893,174
SVB Financial Group (H)	40,958	9,323,679
Synovus Financial Corp.	418,995	20,794,722
The PNC Financial Services Group, Inc.	145,482	20,448,950
U.S. Bancorp	371,606	20,494,071
Consumer finance 0.3%
American Express Company	60,143	5,876,573
Capital One Financial Corp.	169,260	15,571,920
Thrifts and mortgage finance 0.1%
Oritani Financial Corp.	341,788	5,895,843
Industrials 0.1%		4,953,842
Construction and engineering 0.1%

HC2 Holdings, Inc. (H)	907,297	4,953,842
Preferred securities 5.7%		$455,062,162
(Cost $437,774,429)
Energy 0.5%		41,145,254
Oil, gas and consumable fuels 0.5%
Hess Corp., 8.000%	199,750	11,295,863
Kinder Morgan, Inc., 9.750%	837,525	29,849,391
Financials 3.1%		247,632,449
Banks 2.7%
First Republic Bank, 5.125%	340,100	8,594,327
First Republic Bank, 5.500%	224,961	5,887,229
First Tennessee Bank NA (Greater of 3 month LIBOR + 0.850% or 3.750%), 3.750% (A)(C)	22,722	17,952,511
GMAC Capital Trust I (3 month LIBOR + 5.785%), 7.201% (C)	1,315	34,348
Huntington Bancshares, Inc., 8.500%	22,242	31,583,640
IBERIABANK Corp. (6.600% to 5-1-26, then 3 month LIBOR + 4.920%)	108,143	3,028,004
M&T Bank Corp., Series A, 6.375%	12,080	12,321,600
MB Financial, Inc., 6.000%	537,575	13,788,799
People's United Financial, Inc. (5.625% to 12-15-26, then 3 month LIBOR + 4.020%)	481,250	12,892,688
Regions Financial Corp., 6.375%	370,170	9,354,196
SunTrust Banks, Inc. (3 month LIBOR + 0.530%), 4.000% (C)	309,575	7,513,385
Synovus Financial Corp., Series C (7.875% to 8-1-18, then 3 month LIBOR + 6.390%)	1,992	51,792
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)	429,175	12,347,365
U.S. Bancorp (Greater of 3 month LIBOR + 1.020% or 3.500%), 3.500% (C)	32,905	29,492,752
Valley National Bancorp (5.500% to 9-30-22, then 3 month LIBOR + 3.578%)	272,325	7,145,808
Valley National Bancorp (6.250% to 6-30-25, then 3 month LIBOR + 3.850%)	253,467	7,000,759
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	228,245	6,226,524
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	17

	Shares	Value
Financials (continued)
Banks (continued)
Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%)	248,097	$7,083,169
Wells Fargo & Company, Series L, 7.500%	12,403	16,632,423
Zions Bancorporation (6.950% to 9-15-23, then 3 month LIBOR + 3.890%)	189,290	5,432,623
Capital markets 0.2%
Stifel Financial Corp., 5.200%	677,025	17,149,043
Insurance 0.2%
The Hartford Financial Services Group, Inc. (7.875% to 04-15-22, then 3 month LIBOR + 5.596%)	536,600	16,119,464
Health care 0.5%		35,815,704
Health care equipment and supplies 0.4%
Becton, Dickinson and Company, 6.125%	463,890	28,148,845
Pharmaceuticals 0.1%
Allergan PLC, 5.500%	12,320	7,666,859
Industrials 0.2%		18,568,449
Machinery 0.2%
Rexnord Corp., 5.750%	244,990	13,890,933
Stanley Black & Decker, Inc., 5.375%	38,215	4,677,516
Real estate 0.4%		32,550,258
Equity real estate investment trusts 0.4%
American Tower Corp., 5.500%	147,551	18,613,559
Colony NorthStar, Inc., 7.125%	180,025	4,520,428
Crown Castle International Corp., Series A, 6.875%	8,140	9,416,271
Utilities 1.0%		79,350,048
Electric utilities 0.7%
NextEra Energy, Inc., 6.123%	744,970	42,016,308
NextEra Energy, Inc., 6.371%	115,650	8,142,917
SCE Trust VI, 5.000%	347,825	8,723,451
Multi-utilities 0.3%
Dominion Energy, Inc., 6.750%	386,980	20,467,372

	Contracts/ Notional amount	Value
Purchased options 0.1%		$7,728,395
(Cost $23,173,414)
Calls 0.0%		892
Over the Counter Option on the USD vs. CAD (Expiration Date: 12-8-17; Strike Price: $1.25; Counterparty: RBC Dominion Securities, Inc.) (H)(I)	127,475,000	892
Puts 0.1%		7,727,503
Over the Counter Option on the EUR vs. JPY (Expiration Date: 9-28-18; Strike Price: EUR 120.00; Counterparty: Citibank NA) (H)(I)	205,140,110	1,677,434
Over the Counter Option on the GBP vs. USD (Expiration Date: 6-29-18; Strike Price: GBP 1.24; Counterparty: Goldman Sachs & Company) (H)(I)	205,960,000	933,110
Over the Counter Option on the GBP vs. USD (Expiration Date: 9-12-18; Strike Price: $100.50; Counterparty: Goldman Sachs & Company) (H)(I)	203,920,000	1,479,032
Over the Counter Option on the GBP vs. USD (Expiration Date: 9-25-18; Strike Price: GBP 1.25; Counterparty: U.S. Bank NA) (H)(I)	122,490,000	1,182,118
Over the Counter Option on the USD vs. CAD (Expiration Date: 1-18-18; Strike Price: $1.28; Counterparty: RBC Dominion Securities, Inc.) (H)(I)	53,350,000	246,690
Over the Counter Option on the USD vs. CAD (Expiration Date: 12-13-17; Strike Price: $1.23; Counterparty: RBC Dominion Securities, Inc.) (H)(I)	121,570,000	243
18	JOHN HANCOCK Strategic Income Opportunities Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Contracts/ Notional amount	Value
Puts (continued)
Over the Counter Option on the USD vs. CAD (Expiration Date: 12-15-17; Strike Price: $1.18; Counterparty: RBC Dominion Securities, Inc.) (H)(I)	154,400,000	$154
Over the Counter Option on the USD vs. CAD (Expiration Date: 9-7-18; Strike Price: $1.25; Counterparty: Goldman Sachs & Company) (H)(I)	167,836,000	2,208,722

	Shares	Value
Warrants 0.3%		$23,812,958
(Cost $17,980,053)
JPMorgan Chase & Co. (Expiration date: 10-28-18; Strike Price: $41.97) (H)	98,800	6,259,968
SunTrust Banks, Inc. (Expiration date: 11-14-18; Strike Price: $44.15) (H)	336,247	6,220,570
The PNC Financial Services Group, Inc. (Expiration Date: 12-31-18; Strike Price: $67.33) (H)	85,000	6,227,950
Wells Fargo & Company (Expiration Date: 10-28-18; Strike Price: $33.76) (H)	223,000	5,104,470

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 4.6%				$368,628,000
(Cost $368,628,000)
U.S. Government Agency 3.4%				268,553,000
Federal Agricultural Mortgage Corp. Discount Note	0.950	12-01-17	13,797,000	13,797,000
Federal Farm Credit Bank Discount Note	0.950	12-01-17	21,210,000	21,210,000
Federal Home Loan Bank Discount Note	0.700	12-01-17	42,864,000	42,864,000
Federal Home Loan Bank Discount Note	0.750	12-01-17	21,204,000	21,204,000
Federal Home Loan Bank Discount Note	0.900	12-01-17	169,478,000	169,478,000

	Par value^	Value
Repurchase agreement 1.2%		100,075,000
Barclays Tri-Party Repurchase Agreement dated 11-30-17 at 1.020% to be repurchased at $95,211,698 on 12-1-17, collateralized by $66,030,000 U.S. Treasury Bonds, 2.500% due 5-15-46 (valued at $61,925,305, including interest) and collateralized by $29,346,400 U.S. Treasury Indexed Notes, 1.875% due 7-15-19 (valued at $35,190,711, including interest)	95,209,000	95,209,000
Repurchase Agreement with State Street Corp. dated 11-30-17 at 0.340% to be repurchased at $4,866,046 on 12-1-17, collateralized by $4,730,000 U.S. Treasury Notes, 3.625% due 2-15-20 (valued at $4,968,231, including interest)	4,866,000	4,866,000

Total investments (Cost $7,765,279,974) 99.0%	$7,874,695,049
Other assets and liabilities, net 1.0%	80,039,177
Total net assets 100.0%	$7,954,734,226

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	19

PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,804,576,618 or 22.7% of the fund's net assets as of 11-30-17.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(E)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(G)	Non-income producing - Issuer is in default.
(H)	Non-income producing security.
(I)	For this type of option, notional amounts are equivalent to number of contracts.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 11-30-17:
United States	70.0%
Canada	5.7%
Mexico	5.1%
Indonesia	3.2%
Australia	3.0%
New Zealand	2.3%
Singapore	2.2%
Philippines	2.1%
Other countries	6.4%
TOTAL	100.0%
20	JOHN HANCOCK Strategic Income Opportunities Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	5,269	Short	Mar 2018	$(658,035,346)	$(653,602,984)	$4,432,362
5-Year U.S. Treasury Note Futures	3,362	Short	Mar 2018	(392,700,730)	(391,147,688)	1,553,042
U.S. Treasury Long Bond Futures	1,952	Short	Mar 2018	(299,123,777)	(296,155,000)	2,968,777
						$8,954,181
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	81,672,210	NZD	90,414,574	Australia and New Zealand Banking Group	12/20/2017	—	$(12,493)
AUD	15,692,054	NZD	17,343,988	Citibank N.A.	12/20/2017	$16,580	—
AUD	124,955,000	USD	97,925,359	Australia and New Zealand Banking Group	12/20/2017	—	(3,418,625)
AUD	166,578,629	USD	130,175,502	Goldman Sachs Bank USA	12/20/2017	—	(4,187,729)
AUD	63,161,186	USD	47,845,546	State Street Bank and Trust Company	12/20/2017	—	(75,089)
CAD	122,450,074	EUR	82,830,000	Royal Bank of Canada	12/20/2017	—	(3,753,097)
CAD	164,385,144	EUR	110,880,000	Standard Chartered Bank	12/20/2017	—	(4,661,274)
CAD	146,459,971	GBP	87,730,000	Citibank N.A.	12/20/2017	—	(5,162,498)
CAD	117,936,324	GBP	68,740,000	Royal Bank of Canada	12/20/2017	—	(1,580,196)
CAD	189,950,000	MXN	2,845,738,777	Citibank N.A.	12/20/2017	—	(4,995,099)
CAD	42,015,000	MXN	615,805,452	Standard Chartered Bank	12/20/2017	—	(374,852)
CAD	40,575,000	MXN	614,304,486	State Street Bank and Trust Company	12/20/2017	—	(1,411,032)
CAD	282,745,207	NZD	323,385,000	State Street Bank and Trust Company	12/20/2017	—	(1,755,370)
CAD	1,186,886,135	USD	947,800,744	Bank of Nova Scotia	12/20/2017	—	(27,557,057)
CAD	655,187,287	USD	528,127,000	Citibank N.A.	12/20/2017	—	(20,132,217)
CAD	349,683,281	USD	282,235,000	Goldman Sachs Bank USA	12/20/2017	—	(11,110,566)
CAD	125,492,048	USD	101,228,000	HSBC Bank USA	12/20/2017	—	(3,928,637)
CAD	2,994,418,989	USD	2,388,489,379	Royal Bank of Canada	12/20/2017	—	(66,788,007)
CAD	125,579,408	USD	101,228,000	State Street Bank and Trust Company	12/20/2017	—	(3,860,903)
CAD	14,746,361	USD	11,915,000	Toronto Dominion Bank	12/20/2017	—	(481,514)
EUR	166,345,000	AUD	252,055,093	Standard Chartered Bank	12/20/2017	7,568,112	—
EUR	281,090,000	CAD	415,286,910	Citibank N.A.	12/20/2017	12,935,589	—
EUR	292,470,000	CAD	432,332,194	Royal Bank of Canada	12/20/2017	13,279,185	—
EUR	110,880,000	CAD	163,924,770	Standard Chartered Bank	12/20/2017	5,018,221	—
EUR	83,015,000	CAD	122,237,429	State Street Bank and Trust Company	12/20/2017	4,138,402	—
EUR	85,215,000	CAD	126,772,598	Toronto Dominion Bank	12/20/2017	3,243,442	—
EUR	491,990,000	JPY	65,363,150,458	Citibank N.A.	12/20/2017	4,933,343	—
EUR	85,815,000	JPY	11,300,634,090	Standard Chartered Bank	12/20/2017	1,752,354	—
EUR	300,705,000	USD	353,995,820	Bank of Nova Scotia	12/20/2017	4,301,241	—
EUR	334,855,000	USD	395,134,845	Citibank N.A.	12/20/2017	3,852,741	—
EUR	167,020,000	USD	198,747,845	Goldman Sachs Bank USA	12/20/2017	260,403	—
EUR	991,818,000	USD	1,179,372,842	Standard Chartered Bank	12/20/2017	2,401,568	—
EUR	83,450,000	USD	100,557,167	State Street Bank and Trust Company	12/20/2017	—	(1,124,534)
GBP	104,960,000	CAD	177,511,897	Goldman Sachs Bank USA	12/20/2017	4,402,825	—
GBP	17,545,000	USD	22,968,335	Goldman Sachs Bank USA	12/20/2017	774,150	—
GBP	201,785,000	USD	264,198,522	HSBC Bank USA	12/20/2017	8,863,735	—
GBP	83,105,000	USD	109,098,184	Royal Bank of Canada	12/20/2017	3,362,301	—
GBP	266,900,000	USD	363,512,425	State Street Bank and Trust Company	12/20/2017	—	(2,334,357)
JPY	10,897,144,000	EUR	82,000,000	Goldman Sachs Bank USA	12/20/2017	—	(794,990)
JPY	54,320,928,067	EUR	409,990,000	Royal Bank of Canada	12/20/2017	—	(5,428,557)
JPY	11,311,961,670	EUR	85,815,000	Standard Chartered Bank	12/20/2017	—	(1,651,617)
JPY	28,499,784,610	USD	254,434,997	Citibank N.A.	12/20/2017	—	(982,146)
MXN	615,573,409	CAD	40,460,000	Bank of Nova Scotia	12/20/2017	1,568,094	—
SEE NOTES TO FINANCIAL STATEMENTS	|	21

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
MXN	2,786,184,181	CAD	186,953,333	Citibank N.A.	12/20/2017	$4,131,860	—
MXN	595,178,833	CAD	40,333,333	Goldman Sachs Bank USA	12/20/2017	575,019	—
MXN	262,373,109	CAD	17,746,667	Standard Chartered Bank	12/20/2017	279,464	—
MXN	3,002,173,085	USD	162,157,178	State Street Bank and Trust Company	12/20/2017	—	$(1,515,123)
NOK	1,074,820,000	SEK	1,108,268,398	Citibank N.A.	12/20/2017	—	(3,300,738)
NZD	17,578,957	AUD	15,799,464	HSBC Bank USA	12/20/2017	62,745	—
NZD	613,615,000	CAD	545,130,478	JPMorgan Chase Bank N.A.	12/20/2017	—	(3,359,253)
NZD	87,710,000	CAD	77,835,170	Royal Bank of Canada	12/20/2017	—	(413,750)
NZD	209,035,000	CAD	182,752,989	U.S. Bank	12/20/2017	1,144,421	—
NZD	124,895,000	USD	88,652,344	Bank of Nova Scotia	12/20/2017	—	(3,307,390)
NZD	82,885,000	USD	57,472,293	Goldman Sachs Bank USA	12/20/2017	—	(834,185)
NZD	111,310,000	USD	77,834,095	HSBC Bank USA	12/20/2017	—	(1,772,228)
NZD	315,430,000	USD	217,302,889	JPMorgan Chase Bank N.A.	12/20/2017	—	(1,758,960)
NZD	138,760,000	USD	100,666,217	Standard Chartered Bank	12/20/2017	—	(5,846,842)
NZD	114,560,000	USD	83,865,710	State Street Bank and Trust Company	12/20/2017	—	(5,583,009)
SGD	46,874,128	USD	34,533,687	Goldman Sachs Bank USA	12/20/2017	226,286	—
SGD	140,805,672	USD	103,493,187	HSBC Bank USA	12/20/2017	922,652	—
SGD	21,933,988	USD	16,168,413	State Street Bank and Trust Company	12/20/2017	96,953	—
USD	140,040,220	AUD	175,211,250	Australia and New Zealand Banking Group	12/20/2017	7,523,370	—
USD	44,328,985	AUD	58,056,428	Goldman Sachs Bank USA	12/20/2017	419,391	—
USD	8,261,234	AUD	10,790,000	JPMorgan Chase Bank N.A.	12/20/2017	100,475	—
USD	55,394,033	AUD	72,570,535	State Street Bank and Trust Company	12/20/2017	507,040	—
USD	54,435,000	CAD	67,874,620	Bank of Montreal	12/20/2017	1,808,898	—
USD	351,960,000	CAD	435,067,416	Bank of Nova Scotia	12/20/2017	14,633,587	—
USD	163,550,000	CAD	203,866,711	Canadian Imperial Bank of Commerce	12/20/2017	5,483,402	—
USD	317,336,250	CAD	390,294,710	Goldman Sachs Bank USA	12/20/2017	14,724,035	—
USD	87,950,157	CAD	106,866,477	HSBC Bank USA	12/20/2017	5,091,998	—
USD	534,385,230	CAD	674,434,653	Royal Bank of Canada	12/20/2017	11,467,139	—
USD	413,704,900	CAD	512,294,474	State Street Bank and Trust Company	12/20/2017	16,501,039	—
USD	705,248,750	CAD	876,831,441	Toronto Dominion Bank	12/20/2017	25,403,755	—
USD	420,340,000	CAD	539,162,720	U.S. Bank	12/20/2017	2,304,036	—
USD	18,557,784	DKK	115,682,834	Citibank N.A.	12/20/2017	37,011	—
USD	149,112,398	EUR	125,290,000	Citibank N.A.	12/20/2017	—	(173,575)
USD	199,904,729	EUR	167,321,047	Goldman Sachs Bank USA	12/20/2017	537,777	—
USD	450,157,165	EUR	380,105,000	HSBC Bank USA	12/20/2017	—	(2,746,858)
USD	242,520,993	EUR	201,825,000	Royal Bank of Canada	12/20/2017	2,041,772	—
USD	1,081,903,960	EUR	912,897,500	Standard Chartered Bank	12/20/2017	—	(5,834,822)
USD	594,326,827	EUR	499,920,000	State Street Bank and Trust Company	12/20/2017	—	(1,339,578)
USD	493,501,508	EUR	417,950,000	U.S. Bank	12/20/2017	—	(4,495,719)
USD	56,527,146	GBP	42,120,000	Bank of Nova Scotia	12/20/2017	—	(471,056)
USD	110,323,084	GBP	83,125,000	Barclays Bank PLC Wholesale	12/20/2017	—	(2,164,465)
USD	224,194,144	GBP	170,685,000	Goldman Sachs Bank USA	12/20/2017	—	(6,782,546)
USD	386,197,938	GBP	291,507,123	HSBC Bank USA	12/20/2017	—	(8,279,318)
USD	108,884,836	GBP	83,105,000	Royal Bank of Canada	12/20/2017	—	(3,575,649)
USD	150,170,000	JPY	16,860,186,580	Citibank N.A.	12/20/2017	229,837	—
USD	102,980,000	JPY	11,531,854,870	HSBC Bank USA	12/20/2017	425,488	—
USD	29,673,926	MXN	552,798,534	Goldman Sachs Bank USA	12/20/2017	94,455	—
USD	185,366,917	MXN	3,394,898,886	State Street Bank and Trust Company	12/20/2017	3,710,658	—
USD	227,405,323	NZD	326,384,118	Australia and New Zealand Banking Group	12/20/2017	4,376,077	—
USD	174,926,415	NZD	251,070,000	Citibank N.A.	12/20/2017	3,361,840	—
USD	5,902,972	NZD	8,635,000	Goldman Sachs Bank USA	12/20/2017	2,386	—
USD	64,044,046	NZD	88,260,000	HSBC Bank USA	12/20/2017	3,733,019	—
USD	445,480,239	NZD	649,850,000	JPMorgan Chase Bank N.A.	12/20/2017	1,415,877	—
USD	701,766,267	NZD	969,919,923	State Street Bank and Trust Company	12/20/2017	38,987,362	—
22	|	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	96,827,076	SEK	774,176,048	Citibank N.A.	12/20/2017	$4,224,529	—
USD	543,763,531	SGD	732,948,760	HSBC Bank USA	12/20/2017	238,129	—
						$259,496,068	$(241,117,520)

Derivatives currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	|	23

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2017, by major security category or type:

	Total value at 11-30-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Foreign government obligations	$1,611,826,874	—	$1,611,826,874	—
Corporate bonds	3,523,429,314	—	3,523,429,314	—
Convertible bonds	211,917,004	—	211,917,004	—
Capital preferred securities	112,519,867	—	112,519,867	—
Term loans	608,413,048	—	608,413,048	—
Collateralized mortgage obligations	350,265,688	—	350,265,688	—
Asset backed securities	415,166,651	—	415,166,651	—
Common stocks	185,925,088	$185,925,088	—	—
Preferred securities	455,062,162	432,432,135	22,630,027	—
Purchased options	7,728,395	—	7,728,395	—
Warrants	23,812,958	23,812,958	—	—
Short-term investments	368,628,000	—	368,628,000	—
Total investments in securities	$7,874,695,049	$642,170,181	$7,232,524,868	—
Derivatives:
Assets
Futures	$8,954,181	$8,954,181	—	—
Forward foreign currency contracts	259,496,068	—	$259,496,068	—
Liabilities
Forward foreign currency contracts	(241,117,520)	—	(241,117,520)	—

       24

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended November 30, 2017, the fund used futures contracts to manage duration of the fund.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended November 30, 2017, the fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes and to gain exposure to foreign currencies.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       25

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	356Q1	11/17
This report is for the information of the shareholders of John Hancock Strategic Income Opportunities Fund.		1/18

John Hancock

U.S. Growth Fund

Quarterly portfolio holdings 11/30/17

Fund’s investments
As of 11-30-17 (unaudited)
	Shares	Value
Common stocks 99.5%		$121,632,117
(Cost $93,612,975)
Consumer discretionary 16.3%		19,932,744
Hotels, restaurants and leisure 1.3%
Wyndham Worldwide Corp.	14,211	1,597,174
Household durables 1.7%
NVR, Inc. (A)	591	2,053,725
Internet and direct marketing retail 8.4%
Amazon.com, Inc. (A)	4,817	5,668,405
Netflix, Inc. (A)	11,390	2,136,536
The Priceline Group, Inc. (A)	1,403	2,440,813
Specialty retail 4.9%
Ross Stores, Inc.	27,311	2,076,455
The Home Depot, Inc.	22,020	3,959,636
Consumer staples 1.9%		2,371,513
Beverages 1.9%
Constellation Brands, Inc., Class A	10,899	2,371,513
Financials 9.6%		11,700,359
Banks 2.6%
Bank of America Corp.	45,024	1,268,326
The PNC Financial Services Group, Inc.	13,264	1,864,388
Capital markets 3.1%
Intercontinental Exchange, Inc.	26,982	1,927,864
TD Ameritrade Holding Corp.	36,890	1,887,661
Consumer finance 1.5%
American Express Company	18,741	1,831,183
Insurance 2.4%
Aon PLC	10,751	1,507,505
Willis Towers Watson PLC	8,790	1,413,432
Health care 16.6%		20,305,473
Health care equipment and supplies 8.2%
Abbott Laboratories	32,260	1,818,496
Align Technology, Inc. (A)	8,902	2,322,354
Baxter International, Inc.	27,609	1,809,218
Boston Scientific Corp. (A)	76,974	2,022,877
Stryker Corp.	13,424	2,094,144
Health care providers and services 6.6%
Aetna, Inc.	10,610	1,911,710
Cigna Corp.	10,476	2,218,083
UnitedHealth Group, Inc.	17,464	3,984,761
Life sciences tools and services 1.8%
Thermo Fisher Scientific, Inc.	11,018	2,123,830
Industrials 5.0%		6,126,261
Aerospace and defense 1.9%
Lockheed Martin Corp.	7,233	2,308,195
Professional services 3.1%
IHS Markit, Ltd. (A)	39,617	1,767,712
TransUnion (A)	36,930	2,050,354
2	JOHN HANCOCK U.S. Growth Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Information technology 48.2%		$58,915,484
Electronic equipment, instruments and components 1.2%
Trimble, Inc. (A)	35,336	1,483,759
Internet software and services 12.0%
Alphabet, Inc., Class A (A)	7,278	7,541,245
eBay, Inc. (A)	43,045	1,492,370
Facebook, Inc., Class A (A)	32,103	5,688,010
IT services 11.0%
Global Payments, Inc.	20,204	2,031,714
Mastercard, Inc., Class A	21,844	3,286,867
PayPal Holdings, Inc. (A)	34,490	2,611,928
Total System Services, Inc.	23,476	1,745,675
Visa, Inc., Class A	33,745	3,799,350
Semiconductors and semiconductor equipment 4.4%
Analog Devices, Inc.	23,059	1,985,610
Applied Materials, Inc.	35,192	1,857,082
KLA-Tencor Corp.	14,450	1,477,368
Software 15.1%
Adobe Systems, Inc. (A)	15,903	2,885,917
Intuit, Inc.	13,369	2,101,874
Microsoft Corp.	94,729	7,973,340
salesforce.com, Inc. (A)	22,638	2,361,596
ServiceNow, Inc. (A)	13,034	1,603,182
SS&C Technologies Holdings, Inc.	36,184	1,494,037
Technology hardware, storage and peripherals 4.5%
Apple, Inc.	31,973	5,494,560
Real estate 1.9%		2,280,283
Equity real estate investment trusts 1.9%
American Tower Corp.	15,843	2,280,283

	Yield (%)	Shares	Value
Short-term investments 0.5%			$650,702
(Cost $650,702)
Money market funds 0.5%			650,702
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.9925(B)	650,702	650,702

Total investments (Cost $94,263,677) 100.0%	$122,282,819
Other assets and liabilities, net (0.0%)	(6,872)
Total net assets 100.0%	$122,275,947

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 11-30-17.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK U.S. Growth Fund	3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2017, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       4

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	390Q1	11/17
This report is for the information of the shareholders of John Hancock U.S. Growth Fund.		1/18

John Hancock

Multimanager Lifetime Portfolios

Quarterly portfolio holdings 11/30/17

Portfolios' investments
INVESTMENT COMPANIES
Underlying Funds' Investment Managers
Allianz Global Investors	(Allianz)
Barrow, Hanley, Mewhinney & Strauss, LLC	(Barrow Hanley)
Boston Partners Global Investors, Inc.	(Boston Partners)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, L.P.	(First Quadrant)
Franklin Templeton Investments Corp.	(Franklin Templeton)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(JHAM)
Pacific Investment Management Company LLC	(PIMCO)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Templeton Investment Counsel, LLC	(Templeton)
Wellington Management Company LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
Western Asset Management Company	(WAMCO)
MULTIMANAGER 2060 LIFETIME PORTFOLIO

As of 11-30-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.7%
Equity - 84.8%
Blue Chip Growth, Class NAV (T. Rowe Price)	13,252	$557,507
Capital Appreciation, Class NAV (Jennison)	27,074	539,307
Capital Appreciation Value, Class NAV (T. Rowe Price)	103,377	1,318,060
Disciplined Value, Class NAV (Boston Partners)	29,571	670,956
Disciplined Value International, Class NAV (Boston Partners)	5,884	85,198
Emerging Markets, Class NAV (DFA)	71,278	841,788
Emerging Markets Equity, Class NAV (JHAM) (B)(C)	69,858	841,788
Equity Income, Class NAV (T. Rowe Price)	39,236	858,100
Fundamental Global Franchise, Class NAV (JHAM) (B)(C)	20,533	297,733
Fundamental Large Cap Core, Class NAV (JHAM) (B)(C)	9,629	530,971
Global Equity, Class NAV (JHAM) (B)(C)	42,732	540,564
Global Shareholder Yield, Class NAV (Epoch)	27,608	325,774
International Growth, Class NAV (Wellington)	19,461	536,537
International Growth Stock, Class NAV (Invesco)	40,421	581,261
International Small Cap, Class NAV (Franklin Templeton)	24,860	554,133
International Small Company, Class NAV (DFA)	43,007	554,792
International Value, Class NAV (Templeton)	24,447	420,731
International Value Equity, Class NAV (JHAM) (B)(C)	59,207	534,045
Mid Cap Stock, Class NAV (Wellington)	40,962	974,080
Mid Value, Class NAV (T. Rowe Price)	66,487	1,140,251
Small Cap Growth, Class NAV (Wellington) (D)	21,354	217,174
Small Cap Value, Class NAV (Wellington)	15,687	354,685
Small Company Growth, Class NAV (Invesco)	9,636	218,265
Small Company Value, Class NAV (T. Rowe Price)	7,363	237,242
Strategic Equity Allocation, Class NAV (JHAM) (B)(C)	724,241	10,783,953
Strategic Growth, Class NAV (JHAM) (B)(C)	26,896	539,273
Value Equity, Class NAV (Barrow Hanley)	29,744	382,506
Fixed income - 5.9%
Asia Pacific Total Return Bond, Class NAV (JHAM) (B)(C)	5,233	51,654
Bond, Class NAV (JHAM) (B)(C)	18,048	287,332
Core Bond, Class NAV (Wells Capital)	7,621	98,838
Emerging Markets Debt, Class NAV (JHAM) (B)(C)	13,262	130,635
Floating Rate Income, Class NAV (WAMCO)	12,297	104,035
Global Bond, Class NAV (PIMCO)	2,019	25,824
Global Income, Class NAV (Stone Harbor)	3,066	29,122
Global Short Duration Credit, Class NAV (JHAM) (B)(C)	3,987	36,484
High Yield, Class NAV (JHAM) (B)(C)	11,496	40,235
High Yield, Class NAV (WAMCO)	2,491	20,429
Real Return Bond, Class NAV (PIMCO)	13,857	153,814
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	7,661	74,314
2	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTIMANAGER 2060 LIFETIME PORTFOLIO (continued)

	Shares	Value
Fixed income - (continued)
Short Term Government Income, Class NAV (JHAM) (B)(C)	18,415	$173,290
Spectrum Income, Class NAV (T. Rowe Price)	10,103	109,817
Strategic Income Opportunities, Class NAV (JHAM) (B)(C)	18,187	197,873
Total Return, Class NAV (PIMCO)	16,145	219,577
U.S. High Yield Bond, Class NAV (Wells Capital)	2,574	29,419
Alternative and specialty - 9.0%
Absolute Return Currency, Class NAV (First Quadrant) (D)	37,531	380,943
Financial Industries, Class NAV (JHAM) (B)(C)	23,957	515,310
Global Absolute Return Strategies, Class NAV (Standard Life) (D)	35,737	373,455
Global Real Estate, Class NAV (Deutsche)	15,111	149,294
Health Sciences, Class NAV (T. Rowe Price)	69,127	358,078
Natural Resources, Class NAV (Jennison)	38,610	459,071
Real Estate Equity, Class NAV (T. Rowe Price)	13,966	149,301
Science & Technology, Class NAV (T. Rowe Price/Allianz)	19,870	301,031

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $27,034,562)		$29,905,849
SHORT-TERM INVESTMENTS - 0.2%
Money market funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.9925% (E)	61,940	61,940

TOTAL SHORT-TERM INVESTMENTS (Cost $61,940)		$61,940
Total investments (Cost $27,096,502) - 99.9%		$29,967,789
Other assets and liabilities, net - 0.1%		16,825
TOTAL NET ASSETS - 100.0%		$29,984,614
MULTIMANAGER 2055 LIFETIME PORTFOLIO

As of 11-30-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 85.1%
Blue Chip Growth, Class NAV (T. Rowe Price)	70,393	$2,961,431
Capital Appreciation, Class NAV (Jennison)	143,703	2,862,566
Capital Appreciation Value, Class NAV (T. Rowe Price)	549,107	7,001,111
Disciplined Value, Class NAV (Boston Partners)	154,520	3,506,050
Disciplined Value International, Class NAV (Boston Partners)	31,351	453,963
Emerging Markets, Class NAV (DFA)	375,664	4,436,595
Emerging Markets Equity, Class NAV (JHAM) (B)(C)	367,739	4,431,253
Equity Income, Class NAV (T. Rowe Price)	206,012	4,505,481
Fundamental Global Franchise, Class NAV (JHAM) (B)(C)	109,078	1,581,631
Fundamental Large Cap Core, Class NAV (JHAM) (B)(C)	50,898	2,806,528
Global Equity, Class NAV (JHAM) (B)(C)	226,682	2,867,530
Global Shareholder Yield, Class NAV (Epoch)	147,367	1,738,930
MULTIMANAGER 2055 LIFETIME PORTFOLIO (continued)

	Shares	Value
Equity - (continued)
International Growth, Class NAV (Wellington)	102,313	$2,820,778
International Growth Stock, Class NAV (Invesco)	214,692	3,087,264
International Small Cap, Class NAV (Franklin Templeton)	132,626	2,956,223
International Small Company, Class NAV (DFA)	229,351	2,958,633
International Value, Class NAV (Templeton)	130,471	2,245,415
International Value Equity, Class NAV (JHAM) (B)(C)	316,273	2,852,784
Mid Cap Stock, Class NAV (Wellington)	217,654	5,175,823
Mid Value, Class NAV (T. Rowe Price)	350,073	6,003,751
Small Cap Growth, Class NAV (Wellington) (D)	113,980	1,159,180
Small Cap Value, Class NAV (Wellington)	82,658	1,868,895
Small Company Growth, Class NAV (Invesco)	51,178	1,159,180
Small Company Value, Class NAV (T. Rowe Price)	38,671	1,245,983
Strategic Equity Allocation, Class NAV (JHAM) (B)(C)	3,870,262	57,628,201
Strategic Growth, Class NAV (JHAM) (B)(C)	142,988	2,866,914
Value Equity, Class NAV (Barrow Hanley)	155,705	2,002,365
Fixed income - 6.0%
Asia Pacific Total Return Bond, Class NAV (JHAM) (B)(C)	27,919	275,565
Bond, Class NAV (JHAM) (B)(C)	96,112	1,530,106
Core Bond, Class NAV (Wells Capital)	40,544	525,855
Emerging Markets Debt, Class NAV (JHAM) (B)(C)	70,689	696,282
Floating Rate Income, Class NAV (WAMCO)	65,604	555,013
Global Bond, Class NAV (PIMCO)	10,767	137,707
Global Income, Class NAV (Stone Harbor)	16,343	155,259
Global Short Duration Credit, Class NAV (JHAM) (B)(C)	21,272	194,637
High Yield, Class NAV (JHAM) (B)(C)	61,328	214,647
High Yield, Class NAV (WAMCO)	13,291	108,985
Real Return Bond, Class NAV (PIMCO)	73,743	818,552
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	40,872	396,456
Short Term Government Income, Class NAV (JHAM) (B)(C)	98,244	924,477
Spectrum Income, Class NAV (T. Rowe Price)	53,920	586,106
Strategic Income Opportunities, Class NAV (JHAM) (B)(C)	97,024	1,055,624
Total Return, Class NAV (PIMCO)	85,852	1,167,584
U.S. High Yield Bond, Class NAV (Wells Capital)	13,731	156,946
Alternative and specialty - 8.9%
Absolute Return Currency, Class NAV (First Quadrant) (D)	197,167	2,001,243
Financial Industries, Class NAV (JHAM) (B)(C)	124,233	2,672,262
Global Absolute Return Strategies, Class NAV (Standard Life) (D)	190,653	1,992,323
Global Real Estate, Class NAV (Deutsche)	80,614	796,463
Health Sciences, Class NAV (T. Rowe Price)	363,650	1,883,708
Natural Resources, Class NAV (Jennison)	205,417	2,442,409
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	3

MULTIMANAGER 2055 LIFETIME PORTFOLIO (continued)

	Shares	Value
Alternative and specialty - (continued)
Real Estate Equity, Class NAV (T. Rowe Price)	74,421	$795,563
Science & Technology, Class NAV (T. Rowe Price/Allianz)	105,349	1,596,034

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $137,553,305)		$158,864,264
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.9925% (E)	16,296	16,296

TOTAL SHORT-TERM INVESTMENTS (Cost $16,296)		$16,296
Total investments (Cost $137,569,601) - 100.0%		$158,880,560
Other assets and liabilities, net - 0.0%		10,397
TOTAL NET ASSETS - 100.0%		$158,890,957
MULTIMANAGER 2050 LIFETIME PORTFOLIO

As of 11-30-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 85.1%
Blue Chip Growth, Class NAV (T. Rowe Price)	172,123	$7,241,234
Capital Appreciation, Class NAV (Jennison)	348,348	6,939,099
Capital Appreciation Value, Class NAV (T. Rowe Price)	1,338,315	17,063,521
Disciplined Value, Class NAV (Boston Partners)	376,399	8,540,495
Disciplined Value International, Class NAV (Boston Partners)	76,860	1,112,931
Emerging Markets, Class NAV (DFA)	922,637	10,896,341
Emerging Markets Equity, Class NAV (JHAM) (B)(C)	891,936	10,747,833
Equity Income, Class NAV (T. Rowe Price)	502,104	10,981,025
Fundamental Global Franchise, Class NAV (JHAM) (B)(C)	267,598	3,880,174
Fundamental Large Cap Core, Class NAV (JHAM) (B)(C)	124,052	6,840,237
Global Equity, Class NAV (JHAM) (B)(C)	552,483	6,988,913
Global Shareholder Yield, Class NAV (Epoch)	359,171	4,238,222
International Growth, Class NAV (Wellington)	250,458	6,905,122
International Growth Stock, Class NAV (Invesco)	524,743	7,545,799
International Small Cap, Class NAV (Franklin Templeton)	323,287	7,206,067
International Small Company, Class NAV (DFA)	558,989	7,210,956
International Value, Class NAV (Templeton)	318,906	5,488,378
International Value Equity, Class NAV (JHAM) (B)(C)	771,682	6,960,575
Mid Cap Stock, Class NAV (Wellington)	533,732	12,692,151
Mid Value, Class NAV (T. Rowe Price)	853,218	14,632,697
Small Cap Growth, Class NAV (Wellington) (D)	277,800	2,825,223
Small Cap Value, Class NAV (Wellington)	201,459	4,554,982
Small Company Growth, Class NAV (Invesco)	124,734	2,825,223
Small Company Value, Class NAV (T. Rowe Price)	94,252	3,036,784
MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares	Value
Equity - (continued)
Strategic Equity Allocation, Class NAV (JHAM) (B)(C)	9,432,858	$140,455,254
Strategic Growth, Class NAV (JHAM) (B)(C)	349,150	7,000,467
Value Equity, Class NAV (Barrow Hanley)	379,493	4,880,283
Fixed income - 6.0%
Asia Pacific Total Return Bond, Class NAV (JHAM) (B)(C)	68,071	671,857
Bond, Class NAV (JHAM) (B)(C)	234,331	3,730,542
Core Bond, Class NAV (Wells Capital)	98,826	1,281,776
Emerging Markets Debt, Class NAV (JHAM) (B)(C)	172,477	1,698,902
Floating Rate Income, Class NAV (WAMCO)	159,676	1,350,862
Global Bond, Class NAV (PIMCO)	26,183	334,881
Global Income, Class NAV (Stone Harbor)	39,870	378,769
Global Short Duration Credit, Class NAV (JHAM) (B)(C)	51,839	474,328
High Yield, Class NAV (JHAM) (B)(C)	149,465	523,128
High Yield, Class NAV (WAMCO)	32,372	265,447
Real Return Bond, Class NAV (PIMCO)	179,612	1,993,697
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	99,691	967,002
Short Term Government Income, Class NAV (JHAM) (B)(C)	239,287	2,251,692
Spectrum Income, Class NAV (T. Rowe Price)	131,562	1,430,077
Strategic Income Opportunities, Class NAV (JHAM) (B)(C)	236,613	2,574,344
Total Return, Class NAV (PIMCO)	209,257	2,845,896
U.S. High Yield Bond, Class NAV (Wells Capital)	33,444	382,265
Alternative and specialty - 8.9%
Absolute Return Currency, Class NAV (First Quadrant) (D)	480,545	4,877,529
Financial Industries, Class NAV (JHAM) (B)(C)	302,789	6,512,996
Global Absolute Return Strategies, Class NAV (Standard Life) (D)	464,804	4,857,204
Global Real Estate, Class NAV (Deutsche)	195,354	1,930,098
Health Sciences, Class NAV (T. Rowe Price)	886,310	4,591,084
Natural Resources, Class NAV (Jennison)	500,725	5,953,619
Real Estate Equity, Class NAV (T. Rowe Price)	180,460	1,929,120
Science & Technology, Class NAV (T. Rowe Price/Allianz)	256,036	3,878,939

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $320,374,918)		$387,376,040
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.9925% (E)	3,357	3,357

TOTAL SHORT-TERM INVESTMENTS (Cost $3,357)		$3,357
Total investments (Cost $320,378,275) - 100.0%		$387,379,397
Other assets and liabilities, net - (0.0%)		(19,839)
TOTAL NET ASSETS - 100.0%		$387,359,558
4	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTIMANAGER 2045 LIFETIME PORTFOLIO

As of 11-30-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 85.1%
Blue Chip Growth, Class NAV (T. Rowe Price)	359,733	$15,133,975
Capital Appreciation, Class NAV (Jennison)	729,166	14,524,983
Capital Appreciation Value, Class NAV (T. Rowe Price)	2,797,191	35,664,189
Disciplined Value, Class NAV (Boston Partners)	786,741	17,851,161
Disciplined Value International, Class NAV (Boston Partners)	159,927	2,315,742
Emerging Markets, Class NAV (DFA)	1,915,413	22,621,031
Emerging Markets Equity, Class NAV (JHAM) (B)(C)	1,861,641	22,432,777
Equity Income, Class NAV (T. Rowe Price)	1,049,440	22,951,261
Fundamental Global Franchise, Class NAV (JHAM) (B)(C)	555,806	8,059,191
Fundamental Large Cap Core, Class NAV (JHAM) (B)(C)	259,279	14,296,669
Global Equity, Class NAV (JHAM) (B)(C)	1,154,736	14,607,413
Global Shareholder Yield, Class NAV (Epoch)	750,011	8,850,127
International Growth, Class NAV (Wellington)	522,447	14,403,866
International Growth Stock, Class NAV (Invesco)	1,090,181	15,676,803
International Small Cap, Class NAV (Franklin Templeton)	668,383	14,898,266
International Small Company, Class NAV (DFA)	1,159,408	14,956,368
International Value, Class NAV (Templeton)	658,985	11,341,124
International Value Equity, Class NAV (JHAM) (B)(C)	1,601,691	14,447,255
Mid Cap Stock, Class NAV (Wellington)	1,115,511	26,526,848
Mid Value, Class NAV (T. Rowe Price)	1,783,345	30,584,373
Small Cap Growth, Class NAV (Wellington) (D)	580,625	5,904,952
Small Cap Value, Class NAV (Wellington)	421,066	9,520,295
Small Company Growth, Class NAV (Invesco)	260,704	5,904,952
Small Company Value, Class NAV (T. Rowe Price)	196,994	6,347,134
Strategic Equity Allocation, Class NAV (JHAM) (B)(C)	19,715,409	293,562,435
Strategic Growth, Class NAV (JHAM) (B)(C)	726,952	14,575,382
Value Equity, Class NAV (Barrow Hanley)	793,173	10,200,200
Fixed income - 6.0%
Asia Pacific Total Return Bond, Class NAV (JHAM) (B)(C)	141,314	1,394,773
Bond, Class NAV (JHAM) (B)(C)	487,023	7,753,402
Core Bond, Class NAV (Wells Capital)	204,608	2,653,762
Emerging Markets Debt, Class NAV (JHAM) (B)(C)	358,104	3,527,322
Floating Rate Income, Class NAV (WAMCO)	331,487	2,804,384
Global Bond, Class NAV (PIMCO)	54,435	696,230
Global Income, Class NAV (Stone Harbor)	82,602	784,717
Global Short Duration Credit, Class NAV (JHAM) (B)(C)	107,618	984,704
High Yield, Class NAV (JHAM) (B)(C)	309,830	1,084,406
High Yield, Class NAV (WAMCO)	67,203	551,068
Real Return Bond, Class NAV (PIMCO)	373,091	4,141,308
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	206,958	2,007,493
MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

	Shares	Value
Fixed income - (continued)
Short Term Government Income, Class NAV (JHAM) (B)(C)	496,674	$4,673,703
Spectrum Income, Class NAV (T. Rowe Price)	273,122	2,968,835
Strategic Income Opportunities, Class NAV (JHAM) (B)(C)	491,945	5,352,367
Total Return, Class NAV (PIMCO)	433,947	5,901,675
U.S. High Yield Bond, Class NAV (Wells Capital)	69,430	793,580
Alternative and specialty - 8.9%
Absolute Return Currency, Class NAV (First Quadrant) (D)	1,004,377	10,194,429
Financial Industries, Class NAV (JHAM) (B)(C)	632,855	13,612,707
Global Absolute Return Strategies, Class NAV (Standard Life) (D)	964,931	10,083,525
Global Real Estate, Class NAV (Deutsche)	406,211	4,013,366
Health Sciences, Class NAV (T. Rowe Price)	1,852,461	9,595,750
Natural Resources, Class NAV (Jennison)	1,039,839	12,363,681
Real Estate Equity, Class NAV (T. Rowe Price)	373,585	3,993,625
Science & Technology, Class NAV (T. Rowe Price/Allianz)	534,537	8,098,236

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $583,893,107)		$808,187,820
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.9925% (E)	1,045	1,045

TOTAL SHORT-TERM INVESTMENTS (Cost $1,045)		$1,045
Total investments (Cost $583,894,152) - 100.0%		$808,188,865
Other assets and liabilities, net - 0.0%		12,263
TOTAL NET ASSETS - 100.0%		$808,201,128
MULTIMANAGER 2040 LIFETIME PORTFOLIO

As of 11-30-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 83.3%
Blue Chip Growth, Class NAV (T. Rowe Price)	387,716	$16,311,221
Capital Appreciation, Class NAV (Jennison)	785,532	15,647,796
Capital Appreciation Value, Class NAV (T. Rowe Price)	2,999,210	38,239,924
Disciplined Value, Class NAV (Boston Partners)	843,998	19,150,310
Disciplined Value International, Class NAV (Boston Partners)	171,812	2,487,843
Emerging Markets, Class NAV (DFA)	2,045,726	24,160,030
Emerging Markets Equity, Class NAV (JHAM) (B)(C)	1,980,906	23,869,917
Equity Income, Class NAV (T. Rowe Price)	1,125,263	24,609,512
Fundamental Global Franchise, Class NAV (JHAM) (B)(C)	596,986	8,656,290
Fundamental Large Cap Core, Class NAV (JHAM) (B)(C)	278,002	15,329,045
Global Equity, Class NAV (JHAM) (B)(C)	1,238,137	15,662,438
Global Shareholder Yield, Class NAV (Epoch)	804,894	9,497,745
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	5

MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

	Shares	Value
Equity - (continued)
International Growth, Class NAV (Wellington)	555,308	$15,309,833
International Growth Stock, Class NAV (Invesco)	1,169,604	16,818,907
International Small Cap, Class NAV (Franklin Templeton)	723,864	16,134,920
International Small Company, Class NAV (DFA)	1,252,739	16,160,328
International Value, Class NAV (Templeton)	714,747	12,300,803
International Value Equity, Class NAV (JHAM) (B)(C)	1,729,293	15,598,222
Mid Cap Stock, Class NAV (Wellington)	1,184,712	28,172,454
Mid Value, Class NAV (T. Rowe Price)	1,912,079	32,792,157
Small Cap Growth, Class NAV (Wellington) (D)	622,599	6,331,830
Small Cap Value, Class NAV (Wellington)	451,465	10,207,634
Small Company Growth, Class NAV (Invesco)	279,551	6,331,830
Small Company Value, Class NAV (T. Rowe Price)	211,234	6,805,969
Strategic Equity Allocation, Class NAV (JHAM) (B)(C)	20,554,921	306,062,774
Strategic Growth, Class NAV (JHAM) (B)(C)	788,400	15,807,416
Value Equity, Class NAV (Barrow Hanley)	850,457	10,936,877
Fixed income - 7.9%
Asia Pacific Total Return Bond, Class NAV (JHAM) (B)(C)	175,140	1,728,633
Bond, Class NAV (JHAM) (B)(C)	750,974	11,955,510
Core Bond, Class NAV (Wells Capital)	316,719	4,107,849
Emerging Markets Debt, Class NAV (JHAM) (B)(C)	443,834	4,371,764
Floating Rate Income, Class NAV (WAMCO)	411,011	3,477,152
Global Bond, Class NAV (PIMCO)	67,545	863,903
Global Income, Class NAV (Stone Harbor)	102,598	974,680
Global Short Duration Credit, Class NAV (JHAM) (B)(C)	133,479	1,221,330
High Yield, Class NAV (JHAM) (B)(C)	384,581	1,346,035
High Yield, Class NAV (WAMCO)	83,317	683,197
Real Return Bond, Class NAV (PIMCO)	462,239	5,130,852
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	256,521	2,488,250
Short Term Government Income, Class NAV (JHAM) (B)(C)	1,143,729	10,762,489
Spectrum Income, Class NAV (T. Rowe Price)	338,650	3,681,121
Strategic Income Opportunities, Class NAV (JHAM) (B)(C)	608,872	6,624,530
Total Return, Class NAV (PIMCO)	670,566	9,119,696
U.S. High Yield Bond, Class NAV (Wells Capital)	86,050	983,553
Alternative and specialty - 8.8%
Absolute Return Currency, Class NAV (First Quadrant) (D)	1,088,955	11,052,893
Financial Industries, Class NAV (JHAM) (B)(C)	678,581	14,596,284
Global Absolute Return Strategies, Class NAV (Standard Life) (D)	1,046,564	10,936,593
Global Real Estate, Class NAV (Deutsche)	437,300	4,320,521
Health Sciences, Class NAV (T. Rowe Price)	1,948,170	10,091,519
Natural Resources, Class NAV (Jennison)	1,115,972	13,268,905
MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

	Shares	Value
Alternative and specialty - (continued)
Real Estate Equity, Class NAV (T. Rowe Price)	400,961	$4,286,271
Science & Technology, Class NAV (T. Rowe Price/Allianz)	556,814	8,435,736

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $641,057,754)		$875,903,291
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.9925% (E)	1,042	1,042

TOTAL SHORT-TERM INVESTMENTS (Cost $1,042)		$1,042
Total investments (Cost $641,058,796) - 100.0%		$875,904,333
Other assets and liabilities, net - 0.0%		13,514
TOTAL NET ASSETS - 100.0%		$875,917,847
MULTIMANAGER 2035 LIFETIME PORTFOLIO

As of 11-30-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 77.3%
Blue Chip Growth, Class NAV (T. Rowe Price)	460,560	$19,375,751
Capital Appreciation, Class NAV (Jennison)	935,483	18,634,830
Capital Appreciation Value, Class NAV (T. Rowe Price)	3,630,097	46,283,742
Disciplined Value, Class NAV (Boston Partners)	983,307	22,311,227
Disciplined Value International, Class NAV (Boston Partners)	147,576	2,136,903
Emerging Markets, Class NAV (DFA)	2,275,946	26,878,920
Emerging Markets Equity, Class NAV (JHAM) (B)(C)	2,205,746	26,579,241
Equity Income, Class NAV (T. Rowe Price)	1,310,444	28,659,407
Fundamental Global Franchise, Class NAV (JHAM) (B)(C)	714,752	10,363,905
Fundamental Large Cap Core, Class NAV (JHAM) (B)(C)	322,471	17,781,040
Global Equity, Class NAV (JHAM) (B)(C)	1,495,882	18,922,901
Global Shareholder Yield, Class NAV (Epoch)	971,115	11,459,160
International Growth, Class NAV (Wellington)	653,762	18,024,227
International Growth Stock, Class NAV (Invesco)	1,325,776	19,064,658
International Small Cap, Class NAV (Franklin Templeton)	833,357	18,575,521
International Small Company, Class NAV (DFA)	1,439,963	18,575,521
International Value, Class NAV (Templeton)	866,608	14,914,332
International Value Equity, Class NAV (JHAM) (B)(C)	1,989,028	17,941,032
Mid Cap Stock, Class NAV (Wellington)	1,370,497	32,590,422
Mid Value, Class NAV (T. Rowe Price)	2,230,714	38,256,741
Small Cap Growth, Class NAV (Wellington) (D)	683,362	6,949,794
Small Cap Value, Class NAV (Wellington)	512,489	11,587,373
Small Company Growth, Class NAV (Invesco)	306,834	6,949,794
Small Company Value, Class NAV (T. Rowe Price)	239,744	7,724,550
6	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

	Shares	Value
Equity - (continued)
Strategic Equity Allocation, Class NAV (JHAM) (B)(C)	23,717,607	$353,155,165
Strategic Growth, Class NAV (JHAM) (B)(C)	938,976	18,826,468
Value Equity, Class NAV (Barrow Hanley)	990,428	12,736,905
Fixed income - 14.0%
Asia Pacific Total Return Bond, Class NAV (JHAM) (B)(C)	456,017	4,500,889
Bond, Class NAV (JHAM) (B)(C)	1,490,655	23,731,229
Core Bond, Class NAV (Wells Capital)	620,271	8,044,921
Emerging Markets Debt, Class NAV (JHAM) (B)(C)	1,114,088	10,973,765
Floating Rate Income, Class NAV (WAMCO)	1,385,478	11,721,142
Global Bond, Class NAV (PIMCO)	175,503	2,244,680
Global Income, Class NAV (Stone Harbor)	274,826	2,610,848
Global Short Duration Credit, Class NAV (JHAM) (B)(C)	344,941	3,156,212
High Yield, Class NAV (JHAM) (B)(C)	1,029,982	3,604,938
High Yield, Class NAV (WAMCO)	223,081	1,829,264
Real Return Bond, Class NAV (PIMCO)	1,137,239	12,623,356
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	727,391	7,055,694
Short Term Government Income, Class NAV (JHAM) (B)(C)	1,397,951	13,154,722
Spectrum Income, Class NAV (T. Rowe Price)	878,512	9,549,429
Strategic Income Opportunities, Class NAV (JHAM) (B)(C)	1,579,845	17,188,716
Total Return, Class NAV (PIMCO)	1,323,659	18,001,765
U.S. High Yield Bond, Class NAV (Wells Capital)	230,415	2,633,644
Alternative and specialty - 8.7%
Absolute Return Currency, Class NAV (First Quadrant) (D)	1,560,823	15,842,358
Financial Industries, Class NAV (JHAM) (B)(C)	806,110	17,339,418
Global Absolute Return Strategies, Class NAV (Standard Life) (D)	1,510,291	15,782,538
Global Real Estate, Class NAV (Deutsche)	532,622	5,262,305
Health Sciences, Class NAV (T. Rowe Price)	2,123,130	10,997,813
Natural Resources, Class NAV (Jennison)	1,282,689	15,251,174
Real Estate Equity, Class NAV (T. Rowe Price)	488,544	5,222,532
Science & Technology, Class NAV (T. Rowe Price/Allianz)	599,405	9,080,984

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $812,939,355)		$1,092,663,866
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.9925% (E)	1,056	1,056

TOTAL SHORT-TERM INVESTMENTS (Cost $1,056)		$1,056
Total investments (Cost $812,940,411) - 100.0%		$1,092,664,922
Other assets and liabilities, net - (0.0%)		(2,545)
TOTAL NET ASSETS - 100.0%		$1,092,662,377
MULTIMANAGER 2030 LIFETIME PORTFOLIO

As of 11-30-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 68.4%
Blue Chip Growth, Class NAV (T. Rowe Price)	499,581	$21,017,374
Capital Appreciation, Class NAV (Jennison)	1,014,640	20,211,628
Capital Appreciation Value, Class NAV (T. Rowe Price)	4,287,906	54,670,797
Disciplined Value, Class NAV (Boston Partners)	1,044,029	23,689,018
Disciplined Value International, Class NAV (Boston Partners)	196,309	2,842,548
Emerging Markets, Class NAV (DFA)	2,153,994	25,438,669
Emerging Markets Equity, Class NAV (JHAM) (B)(C)	2,090,128	25,186,041
Equity Income, Class NAV (T. Rowe Price)	1,390,614	30,412,729
Fundamental Global Franchise, Class NAV (JHAM) (B)(C)	923,568	13,391,741
Fundamental Large Cap Core, Class NAV (JHAM) (B)(C)	362,892	20,009,858
Global Equity, Class NAV (JHAM) (B)(C)	1,756,561	22,220,501
Global Shareholder Yield, Class NAV (Epoch)	1,077,276	12,711,852
International Growth, Class NAV (Wellington)	655,500	18,072,134
International Growth Stock, Class NAV (Invesco)	1,485,727	21,364,753
International Small Cap, Class NAV (Franklin Templeton)	855,530	19,069,767
International Small Company, Class NAV (DFA)	1,479,190	19,081,545
International Value, Class NAV (Templeton)	814,918	14,024,741
International Value Equity, Class NAV (JHAM) (B)(C)	2,150,358	19,396,228
Mid Cap Stock, Class NAV (Wellington)	1,432,395	34,062,363
Mid Value, Class NAV (T. Rowe Price)	2,268,832	38,910,461
Small Cap Growth, Class NAV (Wellington) (D)	620,649	6,312,002
Small Cap Value, Class NAV (Wellington)	453,547	10,254,708
Small Company Growth, Class NAV (Invesco)	278,676	6,312,002
Small Company Value, Class NAV (T. Rowe Price)	212,181	6,836,472
Strategic Equity Allocation, Class NAV (JHAM) (B)(C)	24,913,578	370,963,178
Strategic Growth, Class NAV (JHAM) (B)(C)	1,018,701	20,424,946
Value Equity, Class NAV (Barrow Hanley)	1,051,082	13,516,914
Fixed income - 23.2%
Asia Pacific Total Return Bond, Class NAV (JHAM) (B)(C)	941,583	9,293,425
Bond, Class NAV (JHAM) (B)(C)	3,054,711	48,630,999
Core Bond, Class NAV (Wells Capital)	1,283,564	16,647,821
Emerging Markets Debt, Class NAV (JHAM) (B)(C)	2,348,111	23,128,890
Floating Rate Income, Class NAV (WAMCO)	2,163,631	18,304,318
Global Bond, Class NAV (PIMCO)	363,122	4,644,331
Global Income, Class NAV (Stone Harbor)	557,694	5,298,090
Global Short Duration Credit, Class NAV (JHAM) (B)(C)	715,934	6,550,800
High Yield, Class NAV (JHAM) (B)(C)	2,087,245	7,305,358
High Yield, Class NAV (WAMCO)	452,566	3,711,044
Real Return Bond, Class NAV (PIMCO)	2,468,445	27,399,744
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	1,597,683	15,497,523
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	7

MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares	Value
Fixed income - (continued)
Short Term Government Income, Class NAV (JHAM) (B)(C)	1,951,645	$18,364,976
Spectrum Income, Class NAV (T. Rowe Price)	1,816,665	19,747,148
Strategic Income Opportunities, Class NAV (JHAM) (B)(C)	3,268,300	35,559,101
Total Return, Class NAV (PIMCO)	2,723,449	37,038,900
U.S. High Yield Bond, Class NAV (Wells Capital)	467,449	5,342,942
Alternative and specialty - 8.4%
Absolute Return Currency, Class NAV (First Quadrant) (D)	2,131,448	21,634,200
Financial Industries, Class NAV (JHAM) (B)(C)	869,485	18,702,615
Global Absolute Return Strategies, Class NAV (Standard Life) (D)	2,043,777	21,357,466
Global Real Estate, Class NAV (Deutsche)	623,513	6,160,309
Health Sciences, Class NAV (T. Rowe Price)	2,102,944	10,893,251
Natural Resources, Class NAV (Jennison)	1,301,545	15,475,370
Real Estate Equity, Class NAV (T. Rowe Price)	572,835	6,123,606
Science & Technology, Class NAV (T. Rowe Price/Allianz)	639,406	9,686,999

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $999,721,317)		$1,302,904,196
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.9925% (E)	1,066	1,066

TOTAL SHORT-TERM INVESTMENTS (Cost $1,066)		$1,066
Total investments (Cost $999,722,383) - 100.0%		$1,302,905,262
Other assets and liabilities, net - (0.0%)		(140,551)
TOTAL NET ASSETS - 100.0%		$1,302,764,711
MULTIMANAGER 2025 LIFETIME PORTFOLIO

As of 11-30-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 57.9%
Blue Chip Growth, Class NAV (T. Rowe Price)	431,319	$18,145,609
Capital Appreciation, Class NAV (Jennison)	880,534	17,540,240
Capital Appreciation Value, Class NAV (T. Rowe Price)	4,432,049	56,508,622
Disciplined Value, Class NAV (Boston Partners)	938,755	21,300,358
Disciplined Value International, Class NAV (Boston Partners)	184,566	2,672,518
Emerging Markets, Class NAV (DFA)	1,658,903	19,591,645
Emerging Markets Equity, Class NAV (JHAM) (B)(C)	1,608,715	19,385,021
Equity Income, Class NAV (T. Rowe Price)	1,247,218	27,276,648
Fundamental Global Franchise, Class NAV (JHAM) (B)(C)	968,469	14,042,807
Fundamental Large Cap Core, Class NAV (JHAM) (B)(C)	309,772	17,080,827
Global Equity, Class NAV (JHAM) (B)(C)	1,813,540	22,941,287
Global Shareholder Yield, Class NAV (Epoch)	899,227	10,610,880
MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

	Shares	Value
Equity - (continued)
International Growth, Class NAV (Wellington)	566,507	$15,618,598
International Growth Stock, Class NAV (Invesco)	1,166,720	16,777,437
International Small Cap, Class NAV (Franklin Templeton)	695,299	15,498,208
International Small Company, Class NAV (DFA)	1,201,808	15,503,329
International Value, Class NAV (Templeton)	663,826	11,424,449
International Value Equity, Class NAV (JHAM) (B)(C)	1,746,749	15,755,674
Mid Cap Stock, Class NAV (Wellington)	1,227,590	29,192,089
Mid Value, Class NAV (T. Rowe Price)	1,963,872	33,680,407
Small Cap Growth, Class NAV (Wellington) (D)	542,488	5,517,106
Small Cap Value, Class NAV (Wellington)	406,239	9,185,064
Small Company Growth, Class NAV (Invesco)	243,581	5,517,106
Small Company Value, Class NAV (T. Rowe Price)	190,063	6,123,836
Strategic Equity Allocation, Class NAV (JHAM) (B)(C)	22,601,700	336,539,315
Strategic Growth, Class NAV (JHAM) (B)(C)	877,681	17,597,495
Value Equity, Class NAV (Barrow Hanley)	942,735	12,123,568
Fixed income - 34.2%
Asia Pacific Total Return Bond, Class NAV (JHAM) (B)(C)	1,323,832	13,066,220
Bond, Class NAV (JHAM) (B)(C)	4,894,963	77,927,813
Core Bond, Class NAV (Wells Capital)	2,031,918	26,353,982
Emerging Markets Debt, Class NAV (JHAM) (B)(C)	2,926,955	28,830,504
Floating Rate Income, Class NAV (WAMCO)	4,125,400	34,900,887
Global Bond, Class NAV (PIMCO)	493,743	6,314,977
Global Income, Class NAV (Stone Harbor)	858,332	8,154,154
Global Short Duration Credit, Class NAV (JHAM) (B)(C)	1,104,830	10,109,190
High Yield, Class NAV (JHAM) (B)(C)	3,215,520	11,254,322
High Yield, Class NAV (WAMCO)	696,865	5,714,296
Real Return Bond, Class NAV (PIMCO)	3,960,516	43,961,725
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	3,003,269	29,131,709
Short Term Government Income, Class NAV (JHAM) (B)(C)	1,295,412	12,189,823
Spectrum Income, Class NAV (T. Rowe Price)	3,095,281	33,645,704
Strategic Income Opportunities, Class NAV (JHAM) (B)(C)	5,566,160	60,559,824
Total Return, Class NAV (PIMCO)	4,339,773	59,020,906
U.S. High Yield Bond, Class NAV (Wells Capital)	719,649	8,225,588
Alternative and specialty - 7.9%
Absolute Return Currency, Class NAV (First Quadrant) (D)	2,343,482	23,786,345
Financial Industries, Class NAV (JHAM) (B)(C)	805,114	17,318,003
Global Absolute Return Strategies, Class NAV (Standard Life) (D)	2,252,937	23,543,196
Global Real Estate, Class NAV (Deutsche)	642,329	6,346,215
Health Sciences, Class NAV (T. Rowe Price)	1,844,521	9,554,618
Natural Resources, Class NAV (Jennison)	1,105,626	13,145,888
8	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

	Shares	Value
Alternative and specialty - (continued)
Real Estate Equity, Class NAV (T. Rowe Price)	588,504	$6,291,113
Science & Technology, Class NAV (T. Rowe Price/Allianz)	570,156	8,637,857

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,096,127,900)		$1,371,135,002
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.9925% (E)	1,071	1,071

TOTAL SHORT-TERM INVESTMENTS (Cost $1,071)		$1,071
Total investments (Cost $1,096,128,971) - 100.0%		$1,371,136,073
Other assets and liabilities, net - 0.0%		222,483
TOTAL NET ASSETS - 100.0%		$1,371,358,556
MULTIMANAGER 2020 LIFETIME PORTFOLIO

As of 11-30-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 47.5%
Blue Chip Growth, Class NAV (T. Rowe Price)	256,434	$10,788,178
Capital Appreciation, Class NAV (Jennison)	524,856	10,455,138
Capital Appreciation Value, Class NAV (T. Rowe Price)	3,314,351	42,257,973
Disciplined Value, Class NAV (Boston Partners)	549,846	12,476,001
Disciplined Value International, Class NAV (Boston Partners)	35,609	515,616
Emerging Markets, Class NAV (DFA)	807,830	9,540,473
Emerging Markets Equity, Class NAV (JHAM) (B)(C)	783,555	9,441,832
Equity Income, Class NAV (T. Rowe Price)	732,222	16,013,686
Fundamental Global Franchise, Class NAV (JHAM) (B)(C)	795,026	11,527,878
Fundamental Large Cap Core, Class NAV (JHAM) (B)(C)	173,492	9,566,343
Global Equity, Class NAV (JHAM) (B)(C)	1,339,101	16,939,623
Global Shareholder Yield, Class NAV (Epoch)	734,199	8,663,554
International Growth, Class NAV (Wellington)	290,742	8,015,769
International Growth Stock, Class NAV (Invesco)	586,038	8,427,225
International Small Cap, Class NAV (Franklin Templeton)	371,160	8,273,148
International Small Company, Class NAV (DFA)	641,712	8,278,082
International Value, Class NAV (Templeton)	462,085	7,952,475
International Value Equity, Class NAV (JHAM) (B)(C)	887,174	8,002,314
Mid Cap Stock, Class NAV (Wellington)	705,385	16,774,043
Mid Value, Class NAV (T. Rowe Price)	1,109,447	19,027,008
Small Cap Growth, Class NAV (Wellington) (D)	315,692	3,210,587
Small Cap Value, Class NAV (Wellington)	228,222	5,160,088
Small Company Growth, Class NAV (Invesco)	141,748	3,210,587
Small Company Value, Class NAV (T. Rowe Price)	106,768	3,440,059
MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares	Value
Equity - (continued)
Strategic Equity Allocation, Class NAV (JHAM) (B)(C)	13,444,843	$200,193,714
Strategic Growth, Class NAV (JHAM) (B)(C)	522,051	10,467,119
Value Equity, Class NAV (Barrow Hanley)	553,471	7,117,641
Fixed income - 44.7%
Asia Pacific Total Return Bond, Class NAV (JHAM) (B)(C)	1,242,155	12,260,072
Bond, Class NAV (JHAM) (B)(C)	4,583,925	72,976,081
Core Bond, Class NAV (Wells Capital)	2,607,864	33,823,991
Emerging Markets Debt, Class NAV (JHAM) (B)(C)	2,481,813	24,445,859
Floating Rate Income, Class NAV (WAMCO)	3,784,296	32,015,141
Global Bond, Class NAV (PIMCO)	545,666	6,979,068
Global Income, Class NAV (Stone Harbor)	780,532	7,415,054
Global Short Duration Credit, Class NAV (JHAM) (B)(C)	1,010,650	9,247,449
High Yield, Class NAV (JHAM) (B)(C)	2,919,991	10,219,968
High Yield, Class NAV (WAMCO)	633,404	5,193,910
Real Return Bond, Class NAV (PIMCO)	3,730,921	41,413,228
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	2,915,707	28,282,362
Short Term Government Income, Class NAV (JHAM) (B)(C)	959,591	9,029,753
Spectrum Income, Class NAV (T. Rowe Price)	2,895,195	31,470,771
Strategic Income Opportunities, Class NAV (JHAM) (B)(C)	5,206,266	56,644,179
Total Return, Class NAV (PIMCO)	4,270,389	58,077,288
U.S. High Yield Bond, Class NAV (Wells Capital)	652,794	7,461,431
Alternative and specialty - 7.8%
Absolute Return Currency, Class NAV (First Quadrant) (D)	2,083,290	21,145,396
Financial Industries, Class NAV (JHAM) (B)(C)	454,565	9,777,698
Global Absolute Return Strategies, Class NAV (Standard Life) (D)	2,005,874	20,961,383
Global Real Estate, Class NAV (Deutsche)	470,309	4,646,652
Health Sciences, Class NAV (T. Rowe Price)	845,577	4,380,087
Natural Resources, Class NAV (Jennison)	625,288	7,434,674
Real Estate Equity, Class NAV (T. Rowe Price)	432,720	4,625,776
Science & Technology, Class NAV (T. Rowe Price/Allianz)	330,938	5,013,708

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $826,523,225)		$1,000,677,133
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.9925% (E)	1,078	1,078

TOTAL SHORT-TERM INVESTMENTS (Cost $1,078)		$1,078
Total investments (Cost $826,524,303) - 100.0%		$1,000,678,211
Other assets and liabilities, net - (0.0%)		(26,313)
TOTAL NET ASSETS - 100.0%		$1,000,651,898
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	9

MULTIMANAGER 2015 LIFETIME PORTFOLIO

As of 11-30-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 39.6%
Blue Chip Growth, Class NAV (T. Rowe Price)	72,298	$3,041,580
Capital Appreciation, Class NAV (Jennison)	147,001	2,928,259
Capital Appreciation Value, Class NAV (T. Rowe Price)	1,353,930	17,262,613
Disciplined Value, Class NAV (Boston Partners)	165,340	3,751,566
Disciplined Value International, Class NAV (Boston Partners)	9,394	136,021
Emerging Markets, Class NAV (DFA)	254,542	3,006,138
Emerging Markets Equity, Class NAV (JHAM) (B)(C)	245,160	2,954,174
Equity Income, Class NAV (T. Rowe Price)	220,072	4,812,985
Fundamental Global Franchise, Class NAV (JHAM) (B)(C)	328,525	4,763,608
Fundamental Large Cap Core, Class NAV (JHAM) (B)(C)	52,091	2,872,319
Global Equity, Class NAV (JHAM) (B)(C)	546,807	6,917,107
Global Shareholder Yield, Class NAV (Epoch)	370,833	4,375,826
International Growth, Class NAV (Wellington)	100,454	2,769,518
International Growth Stock, Class NAV (Invesco)	185,857	2,672,624
International Small Cap, Class NAV (Franklin Templeton)	116,807	2,603,637
International Small Company, Class NAV (DFA)	201,832	2,603,637
International Value, Class NAV (Templeton)	155,687	2,679,367
International Value Equity, Class NAV (JHAM) (B)(C)	298,491	2,692,387
Mid Cap Stock, Class NAV (Wellington)	225,090	5,352,647
Mid Value, Class NAV (T. Rowe Price)	360,938	6,190,085
Small Cap Growth, Class NAV (Wellington) (D)	91,485	930,405
Small Cap Value, Class NAV (Wellington)	70,192	1,587,049
Small Company Growth, Class NAV (Invesco)	41,077	930,405
Small Company Value, Class NAV (T. Rowe Price)	33,019	1,063,871
Strategic Equity Allocation, Class NAV (JHAM) (B)(C)	4,707,929	70,101,056
Strategic Growth, Class NAV (JHAM) (B)(C)	147,199	2,951,343
Value Equity, Class NAV (Barrow Hanley)	166,334	2,139,058
Fixed income - 53.6%
Asia Pacific Total Return Bond, Class NAV (JHAM) (B)(C)	690,786	6,818,058
Bond, Class NAV (JHAM) (B)(C)	2,138,435	34,043,885
Core Bond, Class NAV (Wells Capital)	2,074,674	26,908,516
Emerging Markets Debt, Class NAV (JHAM) (B)(C)	1,163,574	11,461,202
Floating Rate Income, Class NAV (WAMCO)	1,889,162	15,982,311
Global Bond, Class NAV (PIMCO)	383,649	4,906,869
Global Income, Class NAV (Stone Harbor)	354,836	3,370,939
Global Short Duration Credit, Class NAV (JHAM) (B)(C)	475,542	4,351,209
High Yield, Class NAV (JHAM) (B)(C)	1,329,256	4,652,394
High Yield, Class NAV (WAMCO)	287,960	2,361,270
Real Return Bond, Class NAV (PIMCO)	1,785,402	19,817,959
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	1,312,777	12,733,939
MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares	Value
Fixed income - (continued)
Short Term Government Income, Class NAV (JHAM) (B)(C)	165,263	$1,555,125
Spectrum Income, Class NAV (T. Rowe Price)	1,289,879	14,020,989
Strategic Income Opportunities, Class NAV (JHAM) (B)(C)	2,319,611	25,237,364
Total Return, Class NAV (PIMCO)	2,248,165	30,575,040
U.S. High Yield Bond, Class NAV (Wells Capital)	297,733	3,403,090
Alternative and specialty - 6.8%
Absolute Return Currency, Class NAV (First Quadrant) (D)	912,509	9,261,970
Financial Industries, Class NAV (JHAM) (B)(C)	73,251	1,575,633
Global Absolute Return Strategies, Class NAV (Standard Life) (D)	884,564	9,243,693
Global Real Estate, Class NAV (Deutsche)	192,946	1,906,309
Health Sciences, Class NAV (T. Rowe Price)	194,951	1,009,845
Natural Resources, Class NAV (Jennison)	198,059	2,354,919
Real Estate Equity, Class NAV (T. Rowe Price)	177,849	1,901,203
Science & Technology, Class NAV (T. Rowe Price/Allianz)	78,391	1,187,623

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $350,703,261)		$414,730,639
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.9925% (E)	2,508	2,508

TOTAL SHORT-TERM INVESTMENTS (Cost $2,508)		$2,508
Total investments (Cost $350,705,769) - 100.0%		$414,733,147
Other assets and liabilities, net - 0.0%		7,237
TOTAL NET ASSETS - 100.0%		$414,740,384
MULTIMANAGER 2010 LIFETIME PORTFOLIO

As of 11-30-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 34.0%
Blue Chip Growth, Class NAV (T. Rowe Price)	35,286	$1,484,498
Capital Appreciation, Class NAV (Jennison)	70,936	1,413,050
Capital Appreciation Value, Class NAV (T. Rowe Price)	748,090	9,538,149
Disciplined Value, Class NAV (Boston Partners)	74,778	1,696,705
Disciplined Value International, Class NAV (Boston Partners)	4,033	58,392
Emerging Markets, Class NAV (DFA)	105,547	1,246,508
Emerging Markets Equity, Class NAV (JHAM) (B)(C)	102,787	1,238,589
Equity Income, Class NAV (T. Rowe Price)	99,592	2,178,087
Fundamental Global Franchise, Class NAV (JHAM) (B)(C)	191,204	2,772,456
Fundamental Large Cap Core, Class NAV (JHAM) (B)(C)	25,782	1,421,596
Global Equity, Class NAV (JHAM) (B)(C)	311,036	3,934,608
Global Shareholder Yield, Class NAV (Epoch)	249,518	2,944,310
10	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares	Value
Equity - (continued)
International Growth, Class NAV (Wellington)	44,028	$1,213,853
International Growth Stock, Class NAV (Invesco)	96,746	1,391,212
International Small Cap, Class NAV (Franklin Templeton)	51,488	1,147,673
International Small Company, Class NAV (DFA)	88,967	1,147,673
International Value, Class NAV (Templeton)	76,824	1,322,138
International Value Equity, Class NAV (JHAM) (B)(C)	135,894	1,225,767
Mid Cap Stock, Class NAV (Wellington)	103,442	2,459,842
Mid Value, Class NAV (T. Rowe Price)	163,486	2,803,788
Small Cap Growth, Class NAV (Wellington) (D)	74,408	756,728
Small Cap Value, Class NAV (Wellington)	48,670	1,100,437
Strategic Equity Allocation, Class NAV (JHAM) (B)(C)	2,270,505	33,807,821
Strategic Growth, Class NAV (JHAM) (B)(C)	70,476	1,413,050
Value Equity, Class NAV (Barrow Hanley)	74,883	963,001
Fixed income - 59.6%
Asia Pacific Total Return Bond, Class NAV (JHAM) (B)(C)	451,311	4,454,444
Bond, Class NAV (JHAM) (B)(C)	1,339,637	21,327,019
Core Bond, Class NAV (Wells Capital)	1,526,547	19,799,320
Emerging Markets Debt, Class NAV (JHAM) (B)(C)	738,419	7,273,423
Floating Rate Income, Class NAV (WAMCO)	1,123,541	9,505,155
Global Bond, Class NAV (PIMCO)	272,351	3,483,372
Global Income, Class NAV (Stone Harbor)	234,594	2,228,646
Global Short Duration Credit, Class NAV (JHAM) (B)(C)	275,554	2,521,320
High Yield, Class NAV (JHAM) (B)(C)	877,854	3,072,488
High Yield, Class NAV (WAMCO)	189,952	1,557,607
Real Return Bond, Class NAV (PIMCO)	1,132,394	12,569,573
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	751,037	7,285,054
Short Term Government Income, Class NAV (JHAM) (B)(C)	161,617	1,520,815
Spectrum Income, Class NAV (T. Rowe Price)	750,493	8,157,855
Strategic Income Opportunities, Class NAV (JHAM) (B)(C)	1,349,658	14,684,282
Total Return, Class NAV (PIMCO)	1,455,832	19,799,320
U.S. High Yield Bond, Class NAV (Wells Capital)	196,477	2,245,736
Alternative and specialty - 6.4%
Absolute Return Currency, Class NAV (First Quadrant) (D)	584,997	5,937,719
Global Absolute Return Strategies, Class NAV (Standard Life) (D)	568,203	5,937,719
Global Real Estate, Class NAV (Deutsche)	111,717	1,103,760
Natural Resources, Class NAV (Jennison)	91,414	1,086,907
Real Estate Equity, Class NAV (T. Rowe Price)	104,295	1,114,916

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $205,589,572)		$237,346,381
MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares	Value

SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.9925% (E)	3,663	$3,663

TOTAL SHORT-TERM INVESTMENTS (Cost $3,663)		$3,663
Total investments (Cost $205,593,235) - 100.0%		$237,350,044
Other assets and liabilities, net - 0.0%		16,942
TOTAL NET ASSETS - 100.0%		$237,366,986
Percentages are based upon net assets.
Security Abbreviations and Legend
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	Non-income producing.
(E)	The rate shown is the annualized seven-day yield as of 11-30-17.
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	11

Notes to Portfolios' investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.

In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and/or other open-end management investment companies are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2017, all investments are categorized as Level 1 under the hierarchy described above.

Investments in affiliated underlying funds. Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Multimanager 2060 Lifetime Portfolio
Absolute Return Currency	33,082	9,097	(4,648)	37,531	—	—	$206	$23,389	$380,943
Asia Pacific Total Return Bond	4,497	1,221	(485)	5,233	—	—	141	199	51,654
Blue Chip Growth	13,388	2,757	(2,893)	13,252	—	—	19,337	23,039	557,507
Bond	14,286	5,351	(1,589)	18,048	$2,245	—	(120)	(2,191)	287,332
Capital Appreciation	27,238	5,714	(5,878)	27,074	—	—	11,306	24,938	539,307
Capital Appreciation Value	91,427	21,630	(9,680)	103,377	—	—	9,724	39,316	1,318,060
Core Bond	6,013	2,284	(676)	7,621	551	—	(193)	(893)	98,838
Disciplined Value	26,756	5,597	(2,782)	29,571	—	—	7,239	41,784	670,956
Disciplined Value International	5,381	1,137	(634)	5,884	—	—	225	4,863	85,198
Emerging Markets	62,509	17,169	(8,400)	71,278	—	—	17,325	3,176	841,788
Emerging Markets Debt	10,617	3,929	(1,284)	13,262	1,374	—	464	(707)	130,635
Emerging Markets Equity	63,113	16,627	(9,882)	69,858	—	—	23,969	20,670	841,788
Equity Income	35,595	7,389	(3,748)	39,236	3,852	—	10,445	52,185	858,100
Financial Industries	21,627	4,569	(2,239)	23,957	—	—	10,076	31,891	515,310
Floating Rate Income	15,157	2,940	(5,800)	12,297	1,407	—	(946)	1,050	104,035
Fundamental Global Franchise	22,389	5,352	(7,208)	20,533	—	—	3,766	1,005	297,733
Fundamental Large Cap Core	8,653	1,990	(1,014)	9,629	—	—	1,042	27,721	530,971
Global Absolute Return Strategies	30,781	8,294	(3,338)	35,737	—	—	1,357	2,191	373,455
Global Bond	1,723	492	(196)	2,019	—	—	(31)	(11)	25,824
Global Equity	38,136	8,759	(4,163)	42,732	—	—	6,328	18,832	540,564

       12

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Global Income	2,779	583	(296)	3,066	374	—	27	(229)	29,122
Global Real Estate	13,186	3,483	(1,558)	15,111	—	—	(88)	2,939	149,294
Global Shareholder Yield	24,541	5,693	(2,626)	27,608	1,779	—	2,026	9,756	325,774
Global Short Duration Credit	3,589	761	(363)	3,987	435	—	37	(157)	36,484
Health Sciences	60,957	15,294	(7,124)	69,127	—	—	552	11,422	358,078
High Yield (JHAM)	9,768	2,817	(1,089)	11,496	532	—	23	(244)	40,235
High Yield (WAMCO)	2,115	609	(233)	2,491	283	—	43	(64)	20,429
International Growth	14,121	7,517	(2,177)	19,461	—	—	1,887	24,745	536,537
International Growth Stock	36,520	7,997	(4,096)	40,421	—	—	4,017	16,650	581,261
International Small Cap	22,322	5,467	(2,929)	24,860	—	—	12,974	11,548	554,133
International Small Company	38,574	9,027	(4,594)	43,007	—	—	11,146	11,959	554,792
International Value	20,922	6,100	(2,575)	24,447	—	—	6,850	2,944	420,731
International Value Equity	53,236	12,123	(6,152)	59,207	—	—	5,940	17,551	534,045
Mid Cap Stock	37,744	8,391	(5,173)	40,962	—	—	21,229	38,217	974,080
Mid Value	52,102	16,283	(1,898)	66,487	—	—	1,076	69,590	1,140,251
Natural Resources	35,643	7,345	(4,378)	38,610	—	—	3,525	27,503	459,071
Real Estate Equity	12,372	3,301	(1,707)	13,966	—	—	(2,039)	7,569	149,301
Real Return Bond	9,880	5,116	(1,139)	13,857	488	—	(197)	(777)	153,814
Science & Technology	23,376	4,390	(7,896)	19,870	—	—	14,910	12,725	301,031
Short Duration Credit Opportunities	10,132	2,002	(4,473)	7,661	889	—	(67)	(325)	74,314
Short Term Government Income	13,331	6,546	(1,462)	18,415	566	—	(99)	(1,428)	173,290
Small Cap Growth	19,927	3,959	(2,532)	21,354	—	—	5,050	11,425	217,174
Small Cap Value	11,061	5,188	(562)	15,687	—	—	848	29,536	354,685
Small Company Growth	9,212	1,579	(1,155)	9,636	—	—	3,970	18,507	218,265
Small Company Value	5,128	2,473	(238)	7,363	—	—	740	18,673	237,242
Spectrum Income	8,635	2,407	(939)	10,103	795	—	289	(281)	109,817
Strategic Equity Allocation	659,985	139,416	(75,160)	724,241	—	—	108,708	521,077	10,783,953
Strategic Growth	26,781	5,611	(5,496)	26,896	—	—	15,279	16,066	539,273
Strategic Income Opportunities	15,472	4,371	(1,656)	18,187	1,409	—	475	(1,314)	197,873
Total Return	12,707	4,870	(1,432)	16,145	1,536	—	(14)	(2,913)	219,577
U.S. High Yield Bond	2,201	613	(240)	2,574	357	—	87	(17)	29,419
Value Equity	26,608	5,794	(2,658)	29,744	—	—	6,189	16,796	382,506
					$18,872	—	$347,053	$1,201,896	$29,905,849
Multimanager 2055 Lifetime Portfolio
Absolute Return Currency	188,769	22,123	(13,725)	197,167	—	—	$6,397	$121,168	$2,001,243
Asia Pacific Total Return Bond	25,659	2,411	(151)	27,919	—	—	38	1,847	275,565
Blue Chip Growth	75,744	3,620	(8,971)	70,393	—	—	44,982	181,975	2,961,431
Bond	81,522	14,731	(141)	96,112	$12,302	—	(27)	(12,580)	1,530,106
Capital Appreciation	153,463	9,900	(19,660)	143,703	—	—	29,398	165,541	2,862,566
Capital Appreciation Value	519,756	37,948	(8,597)	549,107	—	—	4,192	260,992	7,001,111
Core Bond	34,740	5,835	(31)	40,544	3,037	—	(8)	(5,922)	525,855
Disciplined Value	152,106	9,274	(6,860)	154,520	—	—	28,972	237,172	3,506,050
Disciplined Value International	30,628	1,405	(682)	31,351	—	—	98	28,083	453,963

       13

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Emerging Markets	356,778	27,657	(8,771)	375,664	—	—	11,963	100,348	4,436,595
Emerging Markets Debt	62,538	8,710	(559)	70,689	7,539	—	47	(1,480)	696,282
Emerging Markets Equity	360,220	19,228	(11,709)	367,739	—	—	29,172	211,264	4,431,253
Equity Income	202,812	10,785	(7,585)	206,012	21,245	—	8,859	331,904	4,505,481
Financial Industries	123,403	12,672	(11,842)	124,233	—	—	44,968	185,875	2,672,262
Floating Rate Income	85,039	4,068	(23,503)	65,604	7,570	—	1,019	63	555,013
Fundamental Global Franchise	127,002	9,668	(27,592)	109,078	—	—	30,428	(6,274)	1,581,631
Fundamental Large Cap Core	49,049	3,043	(1,194)	50,898	—	—	1,026	153,643	2,806,528
Global Absolute Return Strategies	176,036	15,514	(897)	190,653	—	—	(607)	19,476	1,992,323
Global Bond	9,820	1,058	(111)	10,767	—	—	(52)	(205)	137,707
Global Equity	216,778	14,222	(4,318)	226,682	—	—	5,914	130,819	2,867,530
Global Income	15,604	1,652	(913)	16,343	2,034	—	508	(1,630)	155,259
Global Real Estate	74,848	7,562	(1,796)	80,614	—	—	60	15,238	796,463
Global Shareholder Yield	139,450	9,645	(1,728)	147,367	9,795	—	1,048	63,868	1,738,930
Global Short Duration Credit	20,126	2,013	(867)	21,272	2,369	—	198	(849)	194,637
Health Sciences	342,223	35,158	(13,731)	363,650	—	—	(5,447)	67,691	1,883,708
High Yield (JHAM)	55,645	6,184	(501)	61,328	2,913	—	46	(1,261)	214,647
High Yield (WAMCO)	12,072	1,308	(89)	13,291	1,558	—	5	(122)	108,985
International Growth	97,632	7,694	(3,013)	102,313	—	—	735	145,401	2,820,778
International Growth Stock	205,031	12,327	(2,666)	214,692	—	—	4,324	109,908	3,087,264
International Small Cap	126,726	8,756	(2,856)	132,626	—	—	10,168	124,669	2,956,223
International Small Company	218,404	14,914	(3,967)	229,351	—	—	8,752	118,820	2,958,633
International Value	88,889	43,905	(2,323)	130,471	—	—	4,450	51,158	2,245,415
International Value Equity	302,258	17,546	(3,531)	316,273	—	—	2,181	127,690	2,852,784
Mid Cap Stock	212,353	12,703	(7,402)	217,654	—	—	15,221	305,133	5,175,823
Mid Value	296,224	62,787	(8,938)	350,073	—	—	3,310	376,945	6,003,751
Natural Resources	190,464	30,907	(15,954)	205,417	—	—	(17,921)	188,442	2,442,409
Real Estate Equity	70,371	7,670	(3,620)	74,421	—	—	(6,012)	35,609	795,563
Real Return Bond	56,304	17,439	—	73,743	2,687	—	—	(4,947)	818,552
Science & Technology	132,198	5,591	(32,440)	105,349	—	—	82,065	66,338	1,596,034
Short Duration Credit Opportunities	56,763	4,745	(20,636)	40,872	4,751	—	6,633	(8,340)	396,456
Short Term Government Income	76,068	22,176	—	98,244	3,115	—	—	(8,305)	924,477
Small Cap Growth	112,362	5,100	(3,482)	113,980	—	—	(1,081)	90,393	1,159,180
Small Cap Value	62,681	21,968	(1,991)	82,658	—	—	3,035	163,757	1,868,895
Small Company Growth	51,949	1,414	(2,185)	51,178	—	—	3,284	118,914	1,159,180
Small Company Value	29,099	10,484	(912)	38,671	—	—	(1,883)	107,441	1,245,983
Spectrum Income	49,247	4,991	(318)	53,920	4,354	—	21	(22)	586,106
Strategic Equity Allocation	3,749,252	155,180	(34,170)	3,870,262	—	—	20,868	3,409,051	57,628,201
Strategic Growth	151,028	8,911	(16,951)	142,988	—	—	49,875	118,104	2,866,914
Strategic Income Opportunities	88,157	9,363	(496)	97,024	7,721	—	60	(4,753)	1,055,624
Total Return	73,390	12,528	(66)	85,852	8,458	—	(12)	(15,871)	1,167,584
U.S. High Yield Bond	12,556	1,271	(96)	13,731	1,963	—	24	370	156,946

       14

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Value Equity	151,123	10,885	(6,303)	155,705	—	—	11,777	112,776	2,002,365
					$103,411	—	$443,071	$7,975,325	$158,864,264
Multimanager 2050 Lifetime Portfolio
Absolute Return Currency	481,008	29,420	(29,883)	480,545	—	—	$15,740	$296,462	$4,877,529
Asia Pacific Total Return Bond	65,387	3,243	(559)	68,071	—	—	89	4,614	671,857
Blue Chip Growth	193,195	3,117	(24,189)	172,123	—	—	179,653	385,049	7,241,234
Bond	207,744	26,587	—	234,331	$30,596	—	—	(31,081)	3,730,542
Capital Appreciation	391,312	8,257	(51,221)	348,348	—	—	121,083	363,362	6,939,099
Capital Appreciation Value	1,325,311	44,203	(31,199)	1,338,315	—	—	16,160	641,147	17,063,521
Core Bond	88,525	10,301	—	98,826	7,606	—	—	(14,807)	1,281,776
Disciplined Value	387,639	12,117	(23,357)	376,399	—	—	99,283	560,004	8,540,495
Disciplined Value International	78,098	1,616	(2,854)	76,860	—	—	1,949	68,546	1,112,931
Emerging Markets	909,736	40,457	(27,556)	922,637	—	—	46,506	235,574	10,896,341
Emerging Markets Debt	159,382	15,430	(2,335)	172,477	18,750	—	358	(3,853)	1,698,902
Emerging Markets Equity	918,514	26,664	(53,242)	891,936	—	—	162,095	442,051	10,747,833
Equity Income	517,144	13,332	(28,372)	502,104	53,485	—	30,330	816,180	10,981,025
Financial Industries	314,616	21,271	(33,098)	302,789	—	—	155,991	414,871	6,512,996
Floating Rate Income	216,954	9,143	(66,421)	159,676	18,805	—	(15,217)	17,952	1,350,862
Fundamental Global Franchise	323,838	13,213	(69,453)	267,598	—	—	112,542	(51,747)	3,880,174
Fundamental Large Cap Core	125,069	3,014	(4,031)	124,052	—	—	10,370	373,251	6,840,237
Global Absolute Return Strategies	448,748	22,022	(5,966)	464,804	—	—	(5,188)	51,731	4,857,204
Global Bond	25,051	1,501	(369)	26,183	—	—	(129)	(548)	334,881
Global Equity	552,755	14,610	(14,882)	552,483	—	—	21,720	318,298	6,988,913
Global Income	39,741	2,608	(2,479)	39,870	5,058	—	500	(3,209)	378,769
Global Real Estate	190,852	11,125	(6,623)	195,354	—	—	633	37,228	1,930,098
Global Shareholder Yield	355,580	9,787	(6,196)	359,171	24,533	—	5,197	156,287	4,238,222
Global Short Duration Credit	51,280	2,839	(2,280)	51,839	5,896	—	(234)	(1,338)	474,328
Health Sciences	872,624	70,324	(56,638)	886,310	—	—	(18,694)	173,316	4,591,084
High Yield (JHAM)	141,963	9,274	(1,772)	149,465	7,247	—	242	(3,195)	523,128
High Yield (WAMCO)	30,762	1,943	(333)	32,372	3,903	—	(115)	(177)	265,447
International Growth	250,811	7,832	(8,185)	250,458	—	—	13,993	351,921	6,905,122
International Growth Stock	522,909	12,358	(10,524)	524,743	—	—	20,184	267,039	7,545,799
International Small Cap	323,135	8,162	(8,010)	323,287	—	—	30,572	306,626	7,206,067
International Small Company	556,903	19,264	(17,178)	558,989	—	—	40,693	278,154	7,210,956
International Value	278,296	44,345	(3,735)	318,906	—	—	236	136,922	5,488,378
International Value Equity	770,719	15,818	(14,855)	771,682	—	—	12,264	312,032	6,960,575
Mid Cap Stock	541,474	9,785	(17,527)	533,732	—	—	40,910	750,341	12,692,151
Mid Value	755,333	130,241	(32,356)	853,218	—	—	14,331	926,804	14,632,697
Natural Resources	502,743	41,316	(43,334)	500,725	—	—	(228,303)	657,377	5,953,619
Real Estate Equity	179,436	12,872	(11,848)	180,460	—	—	(16,483)	90,225	1,929,120
Real Return Bond	143,645	36,471	(504)	179,612	6,731	—	(66)	(12,168)	1,993,697
Science & Technology	337,088	4,324	(85,376)	256,036	—	—	345,837	24,732	3,878,939

       15

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Short Duration Credit Opportunities	144,587	6,747	(51,643)	99,691	11,843	—	6,542	(10,715)	967,002
Short Term Government Income	193,847	45,440	—	239,287	7,802	—	—	(20,644)	2,251,692
Small Cap Growth	286,508	4,700	(13,408)	277,800	—	—	(2,830)	224,779	2,825,223
Small Cap Value	159,828	51,161	(9,530)	201,459	—	—	13,876	401,084	4,554,982
Small Company Growth	132,462	262	(7,990)	124,734	—	—	17,948	286,197	2,825,223
Small Company Value	74,198	23,642	(3,588)	94,252	—	—	(6,510)	269,439	3,036,784
Spectrum Income	125,570	7,297	(1,305)	131,562	10,826	—	145	(150)	1,430,077
Strategic Equity Allocation	9,560,159	52,699	(180,000)	9,432,858	—	—	204,059	8,342,051	140,455,254
Strategic Growth	385,101	9,965	(45,916)	349,150	—	—	148,735	268,736	7,000,467
Strategic Income Opportunities	224,910	13,893	(2,190)	236,613	19,202	—	102	(11,739)	2,574,344
Total Return	187,020	22,237	—	209,257	21,186	—	—	(39,477)	2,845,896
U.S. High Yield Bond	32,010	1,789	(355)	33,444	4,917	—	(34)	1,025	382,265
Value Equity	385,343	14,335	(20,185)	379,493	—	—	41,990	266,590	4,880,283
					$258,386	—	$1,639,055	$19,313,149	$387,376,040
Multimanager 2045 Lifetime Portfolio
Absolute Return Currency	991,342	74,902	(61,867)	1,004,377	—	—	($16,162)	$665,605	$10,194,429
Asia Pacific Total Return Bond	138,489	3,825	(1,000)	141,314	—	—	57	9,825	1,394,773
Blue Chip Growth	409,213	829	(50,309)	359,733	—	—	1,180,081	4,769	15,133,975
Bond	428,544	58,678	(199)	487,023	$63,676	—	(36)	(64,683)	7,753,402
Capital Appreciation	828,890	3,601	(103,325)	729,166	—	—	793,987	220,829	14,524,983
Capital Appreciation Value	2,807,318	36,291	(46,418)	2,797,191	—	—	12,445	1,360,544	35,664,189
Core Bond	184,935	19,969	(296)	204,608	15,826	—	(59)	(30,880)	2,653,762
Disciplined Value	821,147	9,181	(43,587)	786,741	—	—	72,033	1,311,611	17,851,161
Disciplined Value International	165,429	491	(5,993)	159,927	—	—	4,468	143,441	2,315,742
Emerging Markets	1,927,033	38,643	(50,263)	1,915,413	—	—	25,402	566,025	22,621,031
Emerging Markets Debt	335,504	24,863	(2,263)	358,104	39,170	—	(18)	(7,307)	3,527,322
Emerging Markets Equity	1,945,628	16,855	(100,842)	1,861,641	—	—	266,805	1,000,101	22,432,777
Equity Income	1,095,431	5,951	(51,942)	1,049,440	112,804	—	80,705	1,697,128	22,951,261
Financial Industries	662,159	23,897	(53,201)	632,855	—	—	56,509	1,129,378	13,612,707
Floating Rate Income	459,419	14,228	(142,160)	331,487	39,294	—	(18,806)	24,491	2,804,384
Fundamental Global Franchise	686,019	14,269	(144,482)	555,806	—	—	229,645	(102,625)	8,059,191
Fundamental Large Cap Core	264,925	2,267	(7,913)	259,279	—	—	38,835	764,940	14,296,669
Global Absolute Return Strategies	941,889	28,495	(5,453)	964,931	—	—	(2,574)	99,604	10,083,525
Global Bond	52,777	2,297	(639)	54,435	—	—	109	(1,522)	696,230
Global Equity	1,170,238	4,134	(19,636)	1,154,736	—	—	17,120	694,581	14,607,413
Global Income	83,399	3,367	(4,164)	82,602	10,552	—	392	(6,043)	784,717
Global Real Estate	404,269	14,191	(12,249)	406,211	—	—	2,425	76,963	4,013,366
Global Shareholder Yield	753,202	4,511	(7,702)	750,011	51,881	—	684	337,021	8,850,127
Global Short Duration Credit	107,292	3,881	(3,555)	107,618	12,316	—	(726)	(2,514)	984,704
Health Sciences	1,848,421	64,388	(60,348)	1,852,461	—	—	(52,427)	371,118	9,595,750
High Yield (JHAM)	300,290	12,577	(3,037)	309,830	15,129	—	3	(6,155)	1,084,406
High Yield (WAMCO)	65,166	2,492	(455)	67,203	8,149	—	3	(586)	551,068

       16

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
International Growth	531,459	2,357	(11,369)	522,447	—	—	15,978	750,341	14,403,866
International Growth Stock	1,107,642	2,793	(20,254)	1,090,181	—	—	31,595	571,446	15,676,803
International Small Cap	684,474	2,480	(18,571)	668,383	—	—	93,983	612,228	14,898,266
International Small Company	1,179,650	6,627	(26,869)	1,159,408	—	—	82,187	583,930	14,956,368
International Value	610,478	52,250	(3,743)	658,985	—	—	246	280,780	11,341,124
International Value Equity	1,632,245	—	(30,554)	1,601,691	—	—	18,967	659,725	14,447,255
Mid Cap Stock	1,146,968	1,916	(33,373)	1,115,511	—	—	95,788	1,557,869	26,526,848
Mid Value	1,587,941	238,872	(43,468)	1,783,345	—	—	14,710	1,950,335	30,584,373
Natural Resources	1,055,933	58,311	(74,405)	1,039,839	—	—	(367,660)	1,267,056	12,363,681
Real Estate Equity	378,969	15,600	(20,984)	373,585	—	—	9,484	145,803	3,993,625
Real Return Bond	304,175	71,785	(2,869)	373,091	14,055	—	172	(25,622)	4,141,308
Science & Technology	714,032	1,887	(181,382)	534,537	—	—	692,886	84,369	8,098,236
Short Duration Credit Opportunities	302,321	9,403	(104,766)	206,958	24,751	—	(7,575)	(1,098)	2,007,493
Short Term Government Income	409,834	89,322	(2,482)	496,674	16,279	—	(11)	(43,020)	4,673,703
Small Cap Growth	606,891	6,705	(32,971)	580,625	—	—	15,608	451,082	5,904,952
Small Cap Value	338,552	98,515	(16,001)	421,066	—	—	4,140	867,460	9,520,295
Small Company Growth	280,586	116	(19,998)	260,704	—	—	56,247	583,025	5,904,952
Small Company Value	157,168	46,820	(6,994)	196,994	—	—	5,390	547,376	6,347,134
Spectrum Income	265,706	9,002	(1,586)	273,122	22,614	—	61	(74)	2,968,835
Strategic Equity Allocation	20,250,588	—	(535,179)	19,715,409	—	—	2,379,722	15,608,504	293,562,435
Strategic Growth	815,733	4,714	(93,495)	726,952	—	—	640,852	234,060	14,575,382
Strategic Income Opportunities	475,871	17,990	(1,916)	491,945	40,177	—	22	(24,382)	5,352,367
Total Return	390,783	43,484	(320)	433,947	44,155	—	(77)	(82,396)	5,901,675
U.S. High Yield Bond	67,727	2,180	(477)	69,430	10,264	—	(126)	2,251	793,580
Value Equity	816,246	12,168	(35,241)	793,173	—	—	26,111	621,329	10,200,200
					$541,092	—	$6,499,600	$37,458,036	$808,187,820
Multimanager 2040 Lifetime Portfolio
Absolute Return Currency	1,089,086	86,343	(86,474)	1,088,955	—	—	($18,670)	$725,299	$11,052,893
Asia Pacific Total Return Bond	149,272	26,729	(861)	175,140	—	—	8	11,410	1,728,633
Blue Chip Growth	445,595	—	(57,879)	387,716	—	—	1,355,142	(65,398)	16,311,221
Bond	593,832	157,142	—	750,974	$88,549	—	—	(89,894)	11,955,510
Capital Appreciation	901,467	1,459	(117,394)	785,532	—	—	769,014	336,050	15,647,796
Capital Appreciation Value	3,032,184	57,666	(90,640)	2,999,210	—	—	31,630	1,446,925	38,239,924
Core Bond	252,441	64,278	—	316,719	21,591	—	—	(43,056)	4,107,849
Disciplined Value	887,364	13,729	(57,095)	843,998	—	—	90,492	1,400,738	19,150,310
Disciplined Value International	178,680	1,573	(8,441)	171,812	—	—	5,829	153,817	2,487,843
Emerging Markets	2,080,834	43,374	(78,482)	2,045,726	—	—	52,290	587,738	24,160,030
Emerging Markets Debt	361,693	86,084	(3,943)	443,834	43,302	—	(125)	(4,250)	4,371,764
Emerging Markets Equity	2,097,320	26,361	(142,775)	1,980,906	—	—	371,984	997,668	23,869,917
Equity Income	1,181,304	12,596	(68,637)	1,125,263	121,575	—	91,615	1,820,855	24,609,512
Financial Industries	713,264	42,013	(76,696)	678,581	—	—	72,055	1,209,876	14,596,284
Floating Rate Income	496,305	67,941	(153,235)	411,011	43,262	—	(16,761)	23,724	3,477,152

       17

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Fundamental Global Franchise	740,910	14,719	(158,643)	596,986	—	—	241,557	(105,626)	8,656,290
Fundamental Large Cap Core	286,146	3,651	(11,795)	278,002	—	—	58,703	809,643	15,329,045
Global Absolute Return Strategies	1,015,897	43,359	(12,692)	1,046,564	—	—	(5,123)	110,567	10,936,593
Global Bond	56,951	10,924	(330)	67,545	—	—	(41)	(1,085)	863,903
Global Equity	1,261,282	10,061	(33,206)	1,238,137	—	—	30,005	735,170	15,662,438
Global Income	89,972	17,199	(4,573)	102,598	11,679	—	331	(5,676)	974,680
Global Real Estate	435,937	18,132	(16,769)	437,300	—	—	2,843	82,746	4,320,521
Global Shareholder Yield	813,376	10,709	(19,191)	804,894	55,945	—	2,382	361,295	9,497,745
Global Short Duration Credit	115,914	21,748	(4,183)	133,479	13,620	—	(904)	(2,115)	1,221,330
Health Sciences	1,958,160	96,084	(106,074)	1,948,170	—	—	(47,737)	385,651	10,091,519
High Yield (JHAM)	323,598	63,618	(2,635)	384,581	16,755	—	—	(5,677)	1,346,035
High Yield (WAMCO)	70,190	13,533	(406)	83,317	8,823	—	(5)	226	683,197
International Growth	572,638	7,955	(25,285)	555,308	—	—	35,900	795,830	15,309,833
International Growth Stock	1,196,119	7,823	(34,338)	1,169,604	—	—	50,842	598,732	16,818,907
International Small Cap	739,301	2,880	(18,317)	723,864	—	—	81,964	681,025	16,134,920
International Small Company	1,274,139	15,019	(36,419)	1,252,739	—	—	71,596	649,216	16,160,328
International Value	651,529	71,564	(8,346)	714,747	—	—	(901)	305,023	12,300,803
International Value Equity	1,761,265	5,860	(37,832)	1,729,293	—	—	15,399	717,980	15,598,222
Mid Cap Stock	1,238,839	12,162	(66,289)	1,184,712	—	—	177,483	1,608,221	28,172,454
Mid Value	1,716,300	269,230	(73,451)	1,912,079	—	—	15,630	2,099,833	32,792,157
Natural Resources	1,140,950	59,749	(84,727)	1,115,972	—	—	(415,536)	1,384,650	13,268,905
Real Estate Equity	408,143	15,874	(23,056)	400,961	—	—	9,514	157,550	4,286,271
Real Return Bond	327,447	135,926	(1,134)	462,239	15,213	—	45	(30,212)	5,130,852
Science & Technology	758,341	—	(201,527)	556,814	—	—	779,406	44,069	8,435,736
Short Duration Credit Opportunities	327,034	43,725	(114,238)	256,521	27,212	—	(12,155)	3,348	2,488,250
Short Term Government Income	882,788	262,718	(1,777)	1,143,729	35,274	—	(124)	(93,784)	10,762,489
Small Cap Growth	655,502	8,018	(40,921)	622,599	—	—	9,563	491,890	6,331,830
Small Cap Value	365,670	110,567	(24,772)	451,465	—	—	70	934,999	10,207,634
Small Company Growth	303,061	1,468	(24,978)	279,551	—	—	63,815	623,898	6,331,830
Small Company Value	169,757	51,601	(10,124)	211,234	—	—	3,160	589,514	6,805,969
Spectrum Income	286,395	53,822	(1,567)	338,650	25,035	—	(22)	2,090	3,681,121
Strategic Equity Allocation	21,267,832	—	(712,911)	20,554,921	—	—	2,797,655	16,042,298	306,062,774
Strategic Growth	887,203	4,088	(102,891)	788,400	—	—	722,145	229,053	15,807,416
Strategic Income Opportunities	511,889	98,077	(1,094)	608,872	44,375	—	(6)	(22,960)	6,624,530
Total Return	533,171	137,395	—	670,566	60,132	—	—	(115,335)	9,119,696
U.S. High Yield Bond	72,987	13,706	(643)	86,050	11,116	—	(160)	3,158	983,553
Value Equity	881,627	19,740	(50,910)	850,457	—	—	32,033	664,964	10,936,877
					$643,458	—	$7,523,830	$39,241,671	$875,903,291
Multimanager 2035 Lifetime Portfolio
Absolute Return Currency	1,574,856	119,314	(133,347)	1,560,823	—	—	($27,592)	$1,050,612	$15,842,358
Asia Pacific Total Return Bond	412,675	45,865	(2,523)	456,017	—	—	6	30,640	4,500,889
Blue Chip Growth	537,275	715	(77,430)	460,560	—	—	1,824,299	(277,065)	19,375,751

       18

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Bond	1,244,989	245,666	—	1,490,655	$185,698	—	—	(189,859)	23,731,229
Capital Appreciation	1,089,777	3,352	(157,646)	935,483	—	—	1,265,065	63,470	18,634,830
Capital Appreciation Value	3,712,441	48,013	(130,357)	3,630,097	—	—	88,904	1,716,167	46,283,742
Core Bond	528,247	92,024	—	620,271	45,305	—	—	(89,264)	8,044,921
Disciplined Value	1,045,784	6,529	(69,006)	983,307	—	—	131,019	1,620,226	22,311,227
Disciplined Value International	155,132	1,033	(8,589)	147,576	—	—	6,919	131,317	2,136,903
Emerging Markets	2,328,072	36,406	(88,532)	2,275,946	—	—	70,138	634,608	26,878,920
Emerging Markets Debt	973,845	152,425	(12,182)	1,114,088	114,490	—	(391)	(15,402)	10,973,765
Emerging Markets Equity	2,348,587	526	(143,367)	2,205,746	—	—	426,934	1,090,104	26,579,241
Equity Income	1,393,646	8,404	(91,606)	1,310,444	143,327	—	166,462	2,079,587	28,659,407
Financial Industries	857,773	47,885	(99,548)	806,110	—	—	120,708	1,423,643	17,339,418
Floating Rate Income	1,471,471	142,585	(228,578)	1,385,478	133,200	—	(132,348)	150,491	11,721,142
Fundamental Global Franchise	902,896	20,525	(208,669)	714,752	—	—	310,555	(145,904)	10,363,905
Fundamental Large Cap Core	335,740	1,928	(15,197)	322,471	—	—	94,516	919,882	17,781,040
Global Absolute Return Strategies	1,477,977	44,871	(12,557)	1,510,291	—	—	(6,537)	158,800	15,782,538
Global Bond	158,104	18,981	(1,582)	175,503	—	—	(128)	(3,620)	2,244,680
Global Equity	1,542,648	6,450	(53,216)	1,495,882	—	—	75,687	856,739	18,922,901
Global Income	257,131	31,505	(13,810)	274,826	32,955	—	1,874	(17,954)	2,610,848
Global Real Estate	534,165	22,159	(23,702)	532,622	—	—	3,265	100,574	5,262,305
Global Shareholder Yield	992,859	8,333	(30,077)	971,115	68,193	—	44,316	398,065	11,459,160
Global Short Duration Credit	319,495	37,269	(11,823)	344,941	37,072	—	(2,321)	(6,520)	3,156,212
Health Sciences	2,158,539	110,592	(146,001)	2,123,130	—	—	(48,103)	419,480	10,997,813
High Yield (JHAM)	919,277	115,190	(4,485)	1,029,982	47,219	—	—	(17,310)	3,604,938
High Yield (WAMCO)	199,780	24,127	(826)	223,081	25,209	—	(39)	(470)	1,829,264
International Growth	677,508	7,131	(30,877)	653,762	—	—	43,441	936,193	18,024,227
International Growth Stock	1,363,705	4,125	(42,054)	1,325,776	—	—	70,936	668,871	19,064,658
International Small Cap	859,620	2,309	(28,572)	833,357	—	—	133,179	752,293	18,575,521
International Small Company	1,481,503	19,037	(60,577)	1,439,963	—	—	153,339	683,282	18,575,521
International Value	813,084	64,470	(10,946)	866,608	—	—	928	381,566	14,914,332
International Value Equity	2,049,176	4,712	(64,860)	1,989,028	—	—	41,657	808,919	17,941,032
Mid Cap Stock	1,447,044	8,898	(85,445)	1,370,497	—	—	251,945	1,830,819	32,590,422
Mid Value	2,011,141	319,836	(100,263)	2,230,714	—	—	25,605	2,453,216	38,256,741
Natural Resources	1,330,885	83,537	(131,733)	1,282,689	—	—	(651,519)	1,786,604	15,251,174
Real Estate Equity	500,737	21,439	(33,632)	488,544	—	—	12,332	191,176	5,222,532
Real Return Bond	905,788	233,250	(1,799)	1,137,239	42,290	—	195	(79,675)	12,623,356
Science & Technology	851,546	476	(252,617)	599,405	—	—	1,014,100	(109,879)	9,080,984
Short Duration Credit Opportunities	902,393	80,650	(255,652)	727,391	75,673	—	22,282	(47,251)	7,055,694
Short Term Government Income	1,106,314	291,637	—	1,397,951	44,452	—	—	(117,804)	13,154,722
Small Cap Growth	727,795	8,143	(52,576)	683,362	—	—	28,798	526,536	6,949,794
Small Cap Value	405,948	136,172	(29,631)	512,489	—	—	1,789	1,045,801	11,587,373
Small Company Growth	336,484	—	(29,650)	306,834	—	—	95,759	665,067	6,949,794
Small Company Value	188,444	64,115	(12,815)	239,744	—	—	5,720	659,398	7,724,550

       19

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Spectrum Income	789,167	92,834	(3,489)	878,512	68,338	—	(99)	3,313	9,549,429
Strategic Equity Allocation	24,823,777	—	(1,106,170)	23,717,607	—	—	4,991,678	16,932,227	353,155,165
Strategic Growth	1,072,479	7,247	(140,750)	938,976	—	—	967,881	174,673	18,826,468
Strategic Income Opportunities	1,410,855	170,599	(1,609)	1,579,845	121,180	—	(110)	(66,990)	17,188,716
Total Return	1,123,544	200,115	—	1,323,659	127,173	—	—	(240,191)	18,001,765
U.S. High Yield Bond	207,507	24,208	(1,300)	230,415	31,746	—	(16)	7,638	2,633,644
Value Equity	1,038,594	11,225	(59,391)	990,428	—	—	73,461	745,514	12,736,905
					$1,343,520	—	$11,696,489	$42,672,353	$1,092,663,866
Multimanager 2030 Lifetime Portfolio
Absolute Return Currency	2,282,787	97,936	(249,275)	2,131,448	—	—	($66,350)	$1,458,530	$21,634,200
Asia Pacific Total Return Bond	851,874	99,913	(10,204)	941,583	—	—	(1,799)	64,814	9,293,425
Blue Chip Growth	586,118	6,897	(93,434)	499,581	—	—	2,104,618	(408,152)	21,017,374
Bond	2,644,427	428,179	(17,895)	3,054,711	$377,918	—	940	(383,720)	48,630,999
Capital Appreciation	1,188,684	16,089	(190,133)	1,014,640	—	—	1,727,744	(266,942)	20,211,628
Capital Appreciation Value	4,490,435	13,580	(216,109)	4,287,906	—	—	200,327	1,945,126	54,670,797
Core Bond	1,057,255	226,309	—	1,283,564	92,478	—	—	(183,276)	16,647,821
Disciplined Value	1,136,971	3,315	(96,257)	1,044,029	—	—	184,249	1,694,206	23,689,018
Disciplined Value International	211,973	993	(16,657)	196,309	—	—	15,302	171,814	2,842,548
Emerging Markets	2,265,948	50,668	(162,622)	2,153,994	—	—	125,515	563,143	25,438,669
Emerging Markets Debt	2,043,394	346,301	(41,584)	2,348,111	240,279	—	(2,046)	(29,701)	23,128,890
Emerging Markets Equity	2,287,812	30,737	(228,421)	2,090,128	—	—	394,327	1,082,258	25,186,041
Equity Income	1,509,630	7,497	(126,513)	1,390,614	155,110	—	339,071	2,069,275	30,412,729
Financial Industries	948,753	27,153	(106,421)	869,485	—	—	189,114	1,477,037	18,702,615
Floating Rate Income	2,869,647	235,500	(941,516)	2,163,631	252,074	—	(757,620)	799,557	18,304,318
Fundamental Global Franchise	1,108,549	22,859	(207,840)	923,568	—	—	268,605	(59,422)	13,391,741
Fundamental Large Cap Core	386,894	1,961	(25,963)	362,892	—	—	162,646	989,477	20,009,858
Global Absolute Return Strategies	2,056,687	34,939	(47,849)	2,043,777	—	—	(11,212)	218,302	21,357,466
Global Bond	326,100	41,364	(4,342)	363,122	—	—	(656)	(7,369)	4,644,331
Global Equity	1,848,986	10,846	(103,271)	1,756,561	—	—	153,588	949,502	22,220,501
Global Income	521,533	66,632	(30,471)	557,694	66,665	—	(4,009)	(27,754)	5,298,090
Global Real Estate	644,338	17,593	(38,418)	623,513	—	—	8,207	114,386	6,160,309
Global Shareholder Yield	1,126,306	6,728	(55,758)	1,077,276	77,371	—	106,549	388,185	12,711,852
Global Short Duration Credit	662,928	81,151	(28,145)	715,934	76,749	—	(22,877)	5,213	6,550,800
Health Sciences	2,189,607	65,640	(152,303)	2,102,944	—	—	(6,517)	372,400	10,893,251
High Yield (JHAM)	1,865,829	248,067	(26,651)	2,087,245	95,497	—	36	(33,956)	7,305,358
High Yield (WAMCO)	404,781	53,419	(5,634)	452,566	51,249	—	(95)	(543)	3,711,044
International Growth	702,671	4,106	(51,277)	655,500	—	—	79,362	932,639	18,072,134
International Growth Stock	1,572,456	864	(87,593)	1,485,727	—	—	167,469	679,250	21,364,753
International Small Cap	903,129	4,181	(51,780)	855,530	—	—	242,809	679,584	19,069,767
International Small Company	1,558,398	5,775	(84,983)	1,479,190	—	—	305,001	562,739	19,081,545
International Value	783,951	57,859	(26,892)	814,918	—	—	724	356,387	14,024,741

       20

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
International Value Equity	2,268,607	—	(118,249)	2,150,358	—	—	99,785	831,158	19,396,228
Mid Cap Stock	1,553,977	4,620	(126,202)	1,432,395	—	—	390,828	1,817,738	34,062,363
Mid Value	2,164,604	242,973	(138,745)	2,268,832	—	—	19,641	2,556,173	38,910,461
Natural Resources	1,360,114	39,634	(98,203)	1,301,545	—	—	(477,086)	1,642,791	15,475,370
Real Estate Equity	603,467	20,353	(50,985)	572,835	—	—	23,415	220,524	6,123,606
Real Return Bond	1,869,808	598,637	—	2,468,445	86,979	—	—	(167,829)	27,399,744
Science & Technology	884,853	9,539	(254,986)	639,406	—	—	983,622	(15,612)	9,686,999
Short Duration Credit Opportunities	1,869,874	171,051	(443,242)	1,597,683	158,027	—	(39,949)	(10,479)	15,497,523
Short Term Government Income	1,333,165	619,031	(551)	1,951,645	53,422	—	(44)	(146,686)	18,364,976
Small Cap Growth	676,863	3,591	(59,805)	620,649	—	—	36,480	473,466	6,312,002
Small Cap Value	377,569	111,387	(35,409)	453,547	—	—	(4,074)	955,484	10,254,708
Small Company Growth	312,937	33	(34,294)	278,676	—	—	106,743	592,155	6,312,002
Small Company Value	175,271	51,869	(14,959)	212,181	—	—	2,808	600,071	6,836,472
Spectrum Income	1,632,326	204,327	(19,988)	1,816,665	141,071	—	(686)	8,061	19,747,148
Strategic Equity Allocation	26,701,829	—	(1,788,251)	24,913,578	—	—	8,036,656	15,287,101	370,963,178
Strategic Growth	1,169,816	17,292	(168,407)	1,018,701	—	—	1,107,481	146,304	20,424,946
Strategic Income Opportunities	2,921,950	373,963	(27,613)	3,268,300	250,290	—	(1,455)	(134,800)	35,559,101
Total Return	2,237,592	485,857	—	2,723,449	258,299	—	—	(491,150)	37,038,900
U.S. High Yield Bond	420,571	52,788	(5,910)	467,449	64,505	—	(4,533)	20,199	5,342,942
Value Equity	1,128,623	2,860	(80,401)	1,051,082	—	—	130,612	745,382	13,516,914
					$2,497,983	—	$16,313,266	$41,103,040	$1,302,904,196
Multimanager 2025 Lifetime Portfolio
Absolute Return Currency	2,526,429	67,228	(250,175)	2,343,482	—	—	($77,412)	$1,608,878	$23,786,345
Asia Pacific Total Return Bond	1,204,622	132,960	(13,750)	1,323,832	—	—	(2,212)	90,992	13,066,220
Blue Chip Growth	523,058	182	(91,921)	431,319	—	—	2,384,176	(896,904)	18,145,609
Bond	4,285,174	609,789	—	4,894,963	$610,297	—	—	(619,225)	77,927,813
Capital Appreciation	1,059,001	6,352	(184,819)	880,534	—	—	1,913,371	(635,585)	17,540,240
Capital Appreciation Value	4,773,475	3,626	(345,052)	4,432,049	—	—	493,397	1,756,979	56,508,622
Core Bond	1,719,114	312,804	—	2,031,918	147,919	—	—	(292,841)	26,353,982
Disciplined Value	1,051,460	722	(113,427)	938,755	—	—	214,372	1,494,821	21,300,358
Disciplined Value International	204,595	717	(20,746)	184,566	—	—	26,579	152,150	2,672,518
Emerging Markets	1,792,761	14,850	(148,708)	1,658,903	—	—	131,548	399,250	19,591,645
Emerging Markets Debt	2,527,014	428,028	(28,087)	2,926,955	299,267	—	(1,413)	(38,343)	28,830,504
Emerging Markets Equity	1,810,059	—	(201,344)	1,608,715	—	—	348,421	806,199	19,385,021
Equity Income	1,394,144	6,909	(153,835)	1,247,218	142,957	—	427,451	1,760,296	27,276,648
Financial Industries	903,590	28,141	(126,617)	805,114	—	—	316,006	1,246,940	17,318,003
Floating Rate Income	4,775,741	417,692	(1,068,033)	4,125,400	429,665	—	(902,262)	966,638	34,900,887
Fundamental Global Franchise	1,178,590	13,975	(224,096)	968,469	—	—	301,044	(84,486)	14,042,807
Fundamental Large Cap Core	339,658	209	(30,095)	309,772	—	—	197,792	797,276	17,080,827
Global Absolute Return Strategies	2,285,710	9,099	(41,872)	2,252,937	—	—	(31,667)	259,076	23,543,196
Global Bond	446,902	54,001	(7,160)	493,743	—	—	(366)	(10,516)	6,314,977
Global Equity	1,964,628	4,846	(155,934)	1,813,540	—	—	238,334	910,859	22,941,287
Global Income	806,154	91,081	(38,903)	858,332	102,788	—	(4,286)	(44,414)	8,154,154

       21

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Global Real Estate	680,642	19,732	(58,045)	642,329	—	—	14,019	113,845	6,346,215
Global Shareholder Yield	967,001	7,636	(75,410)	899,227	66,077	—	137,328	281,963	10,610,880
Global Short Duration Credit	1,030,345	116,129	(41,644)	1,104,830	118,578	—	(33,968)	7,056	10,109,190
Health Sciences	1,974,919	60,718	(191,116)	1,844,521	—	—	12,246	310,961	9,554,618
High Yield (JHAM)	2,892,019	353,701	(30,200)	3,215,520	146,953	—	(75)	(51,989)	11,254,322
High Yield (WAMCO)	627,414	75,726	(6,275)	696,865	78,924	—	(654)	(10)	5,714,296
International Growth	616,460	5,188	(55,141)	566,507	—	—	88,883	797,627	15,618,598
International Growth Stock	1,266,156	4,004	(103,440)	1,166,720	—	—	194,420	483,594	16,777,437
International Small Cap	755,641	4,060	(64,402)	695,299	—	—	314,615	444,828	15,498,208
International Small Company	1,302,190	13,581	(113,963)	1,201,808	—	—	387,917	325,665	15,503,329
International Value	573,661	132,689	(42,524)	663,826	—	—	(299)	281,585	11,424,449
International Value Equity	1,895,934	—	(149,185)	1,746,749	—	—	130,268	637,417	15,755,674
Mid Cap Stock	1,364,370	6,948	(143,728)	1,227,590	—	—	639,835	1,279,231	29,192,089
Mid Value	1,896,546	235,384	(168,058)	1,963,872	—	—	23,405	2,224,469	33,680,407
Natural Resources	1,207,530	29,350	(131,254)	1,105,626	—	—	(609,033)	1,626,702	13,145,888
Real Estate Equity	639,437	23,599	(74,532)	588,504	—	—	32,074	223,370	6,291,113
Real Return Bond	3,188,431	772,085	—	3,960,516	147,481	—	—	(279,264)	43,961,725
Science & Technology	812,754	7,030	(249,628)	570,156	—	—	1,095,865	(225,328)	8,637,857
Short Duration Credit Opportunities	3,206,707	298,000	(501,438)	3,003,269	274,467	—	(135,731)	49,156	29,131,709
Short Term Government Income	709,027	586,385	—	1,295,412	28,180	—	—	(82,690)	12,189,823
Small Cap Growth	608,462	3,475	(69,449)	542,488	—	—	89,587	362,617	5,517,106
Small Cap Value	339,427	110,196	(43,384)	406,239	—	—	(8,038)	855,776	9,185,064
Small Company Growth	281,313	—	(37,732)	243,581	—	—	114,201	505,566	5,517,106
Small Company Value	157,549	50,871	(18,357)	190,063	—	—	1,686	536,461	6,123,836
Spectrum Income	2,795,155	323,397	(23,271)	3,095,281	239,921	—	(657)	13,813	33,645,704
Strategic Equity Allocation	24,912,947	—	(2,311,247)	22,601,700	—	—	10,368,346	11,119,657	336,539,315
Strategic Growth	1,042,191	—	(164,510)	877,681	—	—	1,263,781	(169,929)	17,597,495
Strategic Income Opportunities	5,003,595	599,216	(36,651)	5,566,160	425,399	—	(1,616)	(229,477)	60,559,824
Total Return	3,663,330	676,443	—	4,339,773	415,587	—	—	(787,694)	59,020,906
U.S. High Yield Bond	651,769	77,106	(9,226)	719,649	99,239	—	(5,700)	30,428	8,225,588
Value Equity	1,041,150	1,719	(100,134)	942,735	—	—	96,940	697,845	12,123,568
					$3,773,699	—	$20,182,518	$31,011,291	$1,371,135,002
Multimanager 2020 Lifetime Portfolio
Absolute Return Currency	2,135,857	133,693	(186,260)	2,083,290	—	—	($61,129)	$1,424,391	$21,145,396
Asia Pacific Total Return Bond	1,183,601	79,259	(20,705)	1,242,155	—	—	(3,843)	88,803	12,260,072
Blue Chip Growth	312,949	118	(56,633)	256,434	—	—	1,566,372	(686,829)	10,788,178
Bond	4,258,939	392,689	(67,703)	4,583,925	$596,098	—	4,508	(604,293)	72,976,081
Capital Appreciation	635,874	3,247	(114,265)	524,856	—	—	1,320,906	(563,300)	10,455,138
Capital Appreciation Value	3,530,853	14,744	(231,246)	3,314,351	—	—	366,456	1,307,938	42,257,973
Core Bond	2,356,239	256,450	(4,825)	2,607,864	199,079	—	(631)	(389,097)	33,823,991
Disciplined Value	609,181	4,837	(64,172)	549,846	—	—	131,134	864,147	12,476,001
Disciplined Value International	39,112	268	(3,771)	35,609	—	—	6,188	28,095	515,616
Emerging Markets	862,768	16,891	(71,829)	807,830	—	—	57,899	201,813	9,540,473

       22

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Emerging Markets Debt	2,237,816	286,675	(42,678)	2,481,813	262,988	—	(1,234)	(40,664)	24,445,859
Emerging Markets Equity	871,093	15,058	(102,596)	783,555	—	—	153,228	406,033	9,441,832
Equity Income	811,306	5,888	(84,972)	732,222	82,537	—	255,098	1,022,432	16,013,686
Financial Industries	507,909	25,422	(78,766)	454,565	—	—	261,401	618,594	9,777,698
Floating Rate Income	4,551,786	229,516	(997,006)	3,784,296	405,129	—	(801,953)	859,790	32,015,141
Fundamental Global Franchise	908,816	20,368	(134,158)	795,026	—	—	164,467	11,064	11,527,878
Fundamental Large Cap Core	188,163	867	(15,538)	173,492	—	—	96,520	456,945	9,566,343
Global Absolute Return Strategies	2,013,107	30,258	(37,491)	2,005,874	—	—	(28,702)	231,739	20,961,383
Global Bond	515,236	39,199	(8,769)	545,666	—	—	2,693	(16,207)	6,979,068
Global Equity	1,441,279	14,655	(116,833)	1,339,101	—	—	161,634	683,972	16,939,623
Global Income	772,488	64,688	(56,644)	780,532	96,638	—	(6,386)	(42,488)	7,415,054
Global Real Estate	493,365	16,510	(39,566)	470,309	—	—	9,067	84,287	4,646,652
Global Shareholder Yield	781,931	6,737	(54,469)	734,199	53,398	—	107,969	232,063	8,663,554
Global Short Duration Credit	991,029	70,746	(51,125)	1,010,650	112,456	—	(41,743)	14,030	9,247,449
Health Sciences	895,621	37,615	(87,659)	845,577	—	—	5,371	142,747	4,380,087
High Yield (JHAM)	2,743,567	231,500	(55,076)	2,919,991	138,377	—	(30)	(52,562)	10,219,968
High Yield (WAMCO)	596,379	49,940	(12,915)	633,404	74,590	—	(242)	(2,889)	5,193,910
International Growth	316,820	3,626	(29,704)	290,742	—	—	44,732	407,562	8,015,769
International Growth Stock	628,803	1,817	(44,582)	586,038	—	—	82,781	254,324	8,427,225
International Small Cap	399,062	3,262	(31,164)	371,160	—	—	218,210	184,696	8,273,148
International Small Company	687,760	8,342	(54,390)	641,712	—	—	244,499	134,156	8,278,082
International Value	468,533	19,383	(25,831)	462,085	—	—	34,266	172,557	7,952,475
International Value Equity	953,179	4,777	(70,782)	887,174	—	—	72,115	315,327	8,002,314
Mid Cap Stock	773,242	7,012	(74,869)	705,385	—	—	342,037	750,093	16,774,043
Mid Value	1,078,672	124,848	(94,073)	1,109,447	—	—	13,062	1,259,530	19,027,008
Natural Resources	682,565	19,288	(76,565)	625,288	—	—	(326,668)	895,170	7,434,674
Real Estate Equity	464,597	20,608	(52,485)	432,720	—	—	21,904	164,452	4,625,776
Real Return Bond	3,186,914	568,949	(24,942)	3,730,921	147,095	—	218	(269,633)	41,413,228
Science & Technology	373,829	6,425	(49,316)	330,938	—	—	236,178	233,429	5,013,708
Short Duration Credit Opportunities	3,151,727	183,850	(419,870)	2,915,707	268,247	—	(126,397)	38,669	28,282,362
Short Term Government Income	518,798	444,942	(4,149)	959,591	20,520	—	27	(60,787)	9,029,753
Small Cap Growth	350,230	2,155	(36,693)	315,692	—	—	97,292	164,251	3,210,587
Small Cap Value	195,366	54,179	(21,323)	228,222	—	—	(3,456)	489,709	5,160,088
Small Company Growth	161,923	—	(20,175)	141,748	—	—	27,371	331,488	3,210,587
Small Company Value	90,690	25,493	(9,415)	106,768	—	—	1,421	306,397	3,440,059
Spectrum Income	2,735,767	203,655	(44,227)	2,895,195	232,908	—	2,329	3,424	31,470,771
Strategic Equity Allocation	14,658,710	—	(1,213,867)	13,444,843	—	—	5,437,516	7,257,028	200,193,714
Strategic Growth	625,781	877	(104,607)	522,051	—	—	825,260	(175,488)	10,467,119
Strategic Income Opportunities	4,897,385	383,328	(74,447)	5,206,266	413,125	—	587	(238,540)	56,644,179
Total Return	3,846,343	429,457	(5,411)	4,270,389	428,845	—	(1,190)	(800,470)	58,077,288
U.S. High Yield Bond	619,231	45,474	(11,911)	652,794	93,775	—	(1,653)	22,630	7,461,431
Value Equity	604,610	7,064	(58,203)	553,471	—	—	61,851	401,964	7,117,641

       23

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
					$3,625,805	—	$11,029,310	$18,522,492	$1,000,677,133
Multimanager 2015 Lifetime Portfolio
Absolute Return Currency	985,685	22,765	(95,941)	912,509	—	—	($21,256)	$622,488	$9,261,970
Asia Pacific Total Return Bond	692,689	28,076	(29,979)	690,786	—	—	(4,450)	52,585	6,818,058
Blue Chip Growth	93,499	546	(21,747)	72,298	—	—	592,223	(339,649)	3,041,580
Bond	2,109,556	100,552	(71,673)	2,138,435	$289,150	—	882	(293,296)	34,043,885
Capital Appreciation	189,824	1,062	(43,885)	147,001	—	—	504,393	(287,316)	2,928,259
Capital Appreciation Value	1,483,564	15,293	(144,927)	1,353,930	—	—	319,151	371,750	17,262,613
Core Bond	2,012,770	105,950	(44,046)	2,074,674	167,387	—	(5,463)	(319,505)	26,908,516
Disciplined Value	188,411	2,601	(25,672)	165,340	—	—	53,395	250,238	3,751,566
Disciplined Value International	10,599	161	(1,366)	9,394	—	—	1,816	7,377	136,021
Emerging Markets	278,876	3,544	(27,878)	254,542	—	—	23,830	58,390	3,006,138
Emerging Markets Debt	1,117,555	93,489	(47,470)	1,163,574	127,794	—	(1,938)	(20,260)	11,461,202
Emerging Markets Equity	281,567	1,999	(38,406)	245,160	—	—	55,622	122,770	2,954,174
Equity Income	250,779	3,362	(34,069)	220,072	25,228	—	264,220	124,836	4,812,985
Financial Industries	84,547	4,911	(16,207)	73,251	—	—	38,170	107,333	1,575,633
Floating Rate Income	2,310,988	81,588	(503,414)	1,889,162	203,067	—	(355,064)	382,776	15,982,311
Fundamental Global Franchise	381,856	2,316	(55,647)	328,525	—	—	76,348	(4,074)	4,763,608
Fundamental Large Cap Core	58,112	864	(6,885)	52,091	—	—	39,384	129,058	2,872,319
Global Absolute Return Strategies	919,624	10,689	(45,749)	884,564	—	—	(5,666)	95,733	9,243,693
Global Bond	381,587	17,104	(15,042)	383,649	—	—	6,328	(17,581)	4,906,869
Global Equity	605,336	5,045	(63,574)	546,807	—	—	92,953	256,396	6,917,107
Global Income	373,323	21,757	(40,244)	354,836	45,397	—	(5,837)	(16,981)	3,370,939
Global Real Estate	207,369	1,403	(15,826)	192,946	—	—	4,598	33,487	1,906,309
Global Shareholder Yield	406,383	5,653	(41,203)	370,833	27,448	—	87,577	87,015	4,375,826
Global Short Duration Credit	495,067	28,667	(48,192)	475,542	54,557	—	(41,012)	27,712	4,351,209
Health Sciences	212,346	8,159	(25,554)	194,951	—	—	1,930	32,794	1,009,845
High Yield (JHAM)	1,315,776	75,813	(62,333)	1,329,256	65,028	—	1,659	(26,255)	4,652,394
High Yield (WAMCO)	285,980	16,284	(14,304)	287,960	35,572	—	398	(2,409)	2,361,270
International Growth	112,265	1,680	(13,491)	100,454	—	—	17,156	141,736	2,769,518
International Growth Stock	204,248	3,152	(21,543)	185,857	—	—	43,555	65,438	2,672,624
International Small Cap	129,104	1,701	(13,998)	116,807	—	—	93,290	35,603	2,603,637
International Small Company	222,503	4,601	(25,272)	201,832	—	—	108,259	13,290	2,603,637
International Value	163,850	6,501	(14,664)	155,687	—	—	44,364	28,095	2,679,367
International Value Equity	330,092	3,988	(35,589)	298,491	—	—	44,103	88,600	2,692,387
Mid Cap Stock	254,048	3,493	(32,451)	225,090	—	—	185,579	167,852	5,352,647
Mid Value	354,423	40,864	(34,349)	360,938	—	—	4,379	411,972	6,190,085
Natural Resources	222,340	7,578	(31,859)	198,059	—	—	(105,430)	289,502	2,354,919
Real Estate Equity	195,278	2,716	(20,145)	177,849	—	—	9,451	66,553	1,901,203
Real Return Bond	1,628,567	192,808	(35,973)	1,785,402	74,253	—	845	(134,881)	19,817,959
Science & Technology	92,175	388	(14,172)	78,391	—	—	47,794	65,448	1,187,623
Short Duration Credit Opportunities	1,495,532	69,778	(252,533)	1,312,777	123,713	—	(71,136)	31,281	12,733,939

       24

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Short Term Government Income	—	168,058	(2,795)	165,263	—	—	(8)	(3,256)	1,555,125
Small Cap Growth	104,414	2,158	(15,087)	91,485	—	—	43,482	33,941	930,405
Small Cap Value	58,228	22,215	(10,251)	70,192	—	—	681	146,478	1,587,049
Small Company Growth	48,274	594	(7,791)	41,077	—	—	13,079	92,595	930,405
Small Company Value	27,035	10,217	(4,233)	33,019	—	—	1,157	92,259	1,063,871
Spectrum Income	1,284,124	60,305	(54,550)	1,289,879	107,041	—	14,870	(13,596)	14,020,989
Strategic Equity Allocation	5,279,543	27,464	(599,078)	4,707,929	—	—	2,544,464	1,956,391	70,101,056
Strategic Growth	186,810	767	(40,378)	147,199	—	—	369,664	(183,261)	2,951,343
Strategic Income Opportunities	2,298,727	116,498	(95,614)	2,319,611	189,967	—	8,477	(119,326)	25,237,364
Total Return	2,173,802	120,014	(45,651)	2,248,165	238,881	—	(5,722)	(433,997)	30,575,040
U.S. High Yield Bond	296,956	16,874	(16,097)	297,733	44,803	—	1,744	7,737	3,403,090
Value Equity	186,871	3,239	(23,776)	166,334	—	—	46,529	95,074	2,139,058
					$1,819,286	—	$5,184,817	$4,376,940	$414,730,639
Multimanager 2010 Lifetime Portfolio
Absolute Return Currency	627,338	42,549	(84,890)	584,997	—	—	($20,632)	$415,454	$5,937,719
Asia Pacific Total Return Bond	463,278	22,805	(34,772)	451,311	—	—	(5,254)	37,411	4,454,444
Blue Chip Growth	45,996	648	(11,358)	35,286	—	—	299,439	(173,114)	1,484,498
Bond	1,294,448	86,440	(41,251)	1,339,637	$183,562	—	(3,117)	(182,500)	21,327,019
Capital Appreciation	91,669	2,296	(23,029)	70,936	—	—	245,776	(138,611)	1,413,050
Capital Appreciation Value	838,478	6,665	(97,053)	748,090	—	—	226,587	162,617	9,538,149
Core Bond	1,490,544	85,369	(49,366)	1,526,547	125,022	—	(6,625)	(234,974)	19,799,320
Disciplined Value	87,160	866	(13,248)	74,778	—	—	49,573	90,105	1,696,705
Disciplined Value International	4,641	86	(694)	4,033	—	—	668	3,365	58,392
Emerging Markets	117,200	5,675	(17,328)	105,547	—	—	12,791	22,746	1,246,508
Emerging Markets Debt	708,030	86,319	(55,930)	738,419	82,416	—	(2,486)	(11,780)	7,273,423
Emerging Markets Equity	118,331	6,452	(21,996)	102,787	—	—	25,027	51,157	1,238,589
Equity Income	116,100	1,241	(17,749)	99,592	11,649	—	137,132	42,110	2,178,087
Floating Rate Income	1,400,079	39,376	(315,914)	1,123,541	124,104	—	(212,005)	229,711	9,505,155
Fundamental Global Franchise	222,070	7,594	(38,460)	191,204	—	—	46,044	(2,133)	2,772,456
Fundamental Large Cap Core	29,418	335	(3,971)	25,782	—	—	24,354	60,566	1,421,596
Global Absolute Return Strategies	593,393	8,321	(33,511)	568,203	—	—	(2,146)	61,199	5,937,719
Global Bond	276,400	19,088	(23,137)	272,351	—	—	7,987	(15,940)	3,483,372
Global Equity	352,212	3,609	(44,785)	311,036	—	—	64,947	137,289	3,934,608
Global Income	247,521	16,205	(29,132)	234,594	30,642	—	(9,875)	(5,350)	2,228,646
Global Real Estate	122,764	5,987	(17,034)	111,717	—	—	4,059	18,796	1,103,760
Global Shareholder Yield	279,592	4,372	(34,446)	249,518	18,841	—	75,622	44,014	2,944,310
Global Short Duration Credit	289,125	18,141	(31,712)	275,554	32,272	—	(26,969)	19,250	2,521,320
High Yield (JHAM)	889,660	56,779	(68,585)	877,854	43,849	—	940	(17,458)	3,072,488
High Yield (WAMCO)	193,236	13,122	(16,406)	189,952	23,913	—	528	(1,802)	1,557,607
International Growth	49,733	1,523	(7,228)	44,028	—	—	13,912	56,945	1,213,853
International Growth Stock	108,421	2,281	(13,956)	96,746	—	—	28,179	29,862	1,391,212

       25

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
International Small Cap	58,213	1,324	(8,049)	51,488	—	—	57,151	1,217	1,147,673
International Small Company	100,327	2,303	(13,663)	88,967	—	—	61,297	(6,609)	1,147,673
International Value	81,951	3,924	(9,051)	76,824	—	—	28,075	8,425	1,322,138
International Value Equity	153,610	1,841	(19,557)	135,894	—	—	25,266	36,452	1,225,767
Mid Cap Stock	118,783	2,419	(17,760)	103,442	—	—	98,832	67,186	2,459,842
Mid Value	165,702	20,276	(22,492)	163,486	—	—	3,632	188,539	2,803,788
Natural Resources	103,382	4,740	(16,708)	91,414	—	—	(37,994)	124,951	1,086,907
Real Estate Equity	116,552	6,554	(18,811)	104,295	—	—	7,155	38,850	1,114,916
Real Return Bond	1,053,084	119,898	(40,588)	1,132,394	48,202	—	(43)	(85,528)	12,569,573
Short Duration Credit Opportunities	872,196	26,606	(147,765)	751,037	73,169	—	(42,022)	18,805	7,285,054
Short Term Government Income	53,815	111,070	(3,268)	161,617	2,113	—	(333)	(7,217)	1,520,815
Small Cap Growth	86,843	1,289	(13,724)	74,408	—	—	22,459	41,614	756,728
Small Cap Value	40,369	15,490	(7,189)	48,670	—	—	(587)	101,978	1,100,437
Spectrum Income	764,922	43,370	(57,799)	750,493	63,595	—	16,817	(15,872)	8,157,855
Strategic Equity Allocation	2,604,501	5,593	(339,589)	2,270,505	—	—	1,510,025	710,811	33,807,821
Strategic Growth	90,214	1,344	(21,082)	70,476	—	—	186,027	(94,621)	1,413,050
Strategic Income Opportunities	1,368,525	81,677	(100,544)	1,349,658	112,844	—	28,105	(94,176)	14,684,282
Total Return	1,417,152	83,889	(45,209)	1,455,832	156,749	—	(5,530)	(282,153)	19,799,320
U.S. High Yield Bond	200,786	12,680	(16,989)	196,477	30,113	—	1,554	5,018	2,245,736
Value Equity	86,058	767	(11,942)	74,883	—	—	25,521	39,229	963,001
					$1,163,055	—	$2,959,863	$1,495,834	$237,346,381

For additional information on the portfolios' significant accounting policies, please refer to the portfolios' most recent semiannual or annual shareholder report.

       26

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	LCQ1	11/17
This report is for the information of the shareholders of John Hancock Multimanager Lifetime Portfolios.		1/18

John Hancock

Multi-Index Lifetime Portfolios

Quarterly portfolio holdings 11/30/17

Portfolios' investments
MULTI-INDEX 2060 LIFETIME PORTFOLIO

As of 11-30-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 60.5%
Equity - 60.5%
Strategic Equity Allocation, Class NAV (JHAM) (B)(C)	319,007	$4,750,019

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $4,273,292)		$4,750,019
UNAFFILIATED INVESTMENT COMPANIES - 39.8%
Exchange-traded funds - 39.8%
Financial Select Sector SPDR Fund	5,002	137,655
iShares Edge MSCI Min Vol USA ETF	7,483	395,851
iShares JP Morgan USD Emerging Markets Bond ETF	299	34,532
iShares TIPS Bond ETF	119	13,528
PowerShares Senior Loan Portfolio	1,442	33,238
SPDR Bloomberg Barclays High Yield Bond ETF	1,863	68,819
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	180	4,993
Vanguard Dividend Appreciation ETF	2,638	266,753
Vanguard Energy ETF	980	92,600
Vanguard FTSE All World ex-US Small-Cap ETF	1,245	146,462
Vanguard FTSE Developed Markets ETF	4,255	189,603
Vanguard FTSE Emerging Markets ETF	6,562	291,878
Vanguard Health Care ETF	607	94,382
Vanguard Information Technology ETF	487	80,360
Vanguard Intermediate-Term Bond ETF	4	336
Vanguard Intermediate-Term Corporate Bond ETF	1,973	172,618
Vanguard Materials ETF	226	30,390
Vanguard Mid-Cap ETF	2,994	460,567
Vanguard REIT ETF	936	78,989
Vanguard S&P 500 ETF	52	12,654
Vanguard Short-Term Bond ETF	1,249	99,121
Vanguard Short-Term Corporate Bond ETF	932	74,215
Vanguard Short-Term Inflation-Protected Securities ETF	549	27,165
Vanguard Small-Cap ETF	1,226	181,338
Vanguard Total Bond Market ETF	1,730	141,012

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $2,891,310)		$3,129,059
SHORT-TERM INVESTMENTS - 0.7%
Money market funds - 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.9925% (D)	51,658	51,658

TOTAL SHORT-TERM INVESTMENTS (Cost $51,658)		$51,658
Total investments (Cost $7,216,260) - 101.0%		$7,930,736
Other assets and liabilities, net - (1.0%)		(75,867)
TOTAL NET ASSETS - 100.0%		$7,854,869
MULTI-INDEX 2055 LIFETIME PORTFOLIO

As of 11-30-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 60.5%
Equity - 60.5%
Strategic Equity Allocation, Class NAV (JHAM) (B)(C)	2,436,333	$36,276,996

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $31,514,446)		$36,276,996
UNAFFILIATED INVESTMENT COMPANIES - 39.5%
Exchange-traded funds - 39.5%
Financial Select Sector SPDR Fund	37,002	1,018,295
iShares Edge MSCI Min Vol USA ETF	57,033	3,017,046
iShares JP Morgan USD Emerging Markets Bond ETF	2,263	261,354
iShares TIPS Bond ETF	903	102,653
PowerShares Senior Loan Portfolio	10,902	251,291
SPDR Bloomberg Barclays High Yield Bond ETF	14,110	521,223
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	1,369	37,976
Vanguard Dividend Appreciation ETF	19,967	2,019,065
Vanguard Energy ETF	7,425	701,588
Vanguard FTSE All World ex-US Small-Cap ETF	9,429	1,109,228
Vanguard FTSE Developed Markets ETF	32,247	1,436,926
Vanguard FTSE Emerging Markets ETF	49,093	2,183,657
Vanguard Health Care ETF	4,620	718,364
Vanguard Information Technology ETF	3,614	596,346
Vanguard Intermediate-Term Bond ETF	35	2,943
Vanguard Intermediate-Term Corporate Bond ETF	14,933	1,306,488
Vanguard Materials ETF	1,719	231,154
Vanguard Mid-Cap ETF	22,780	3,504,247
Vanguard REIT ETF	7,093	598,578
Vanguard S&P 500 ETF	402	97,827
Vanguard Short-Term Bond ETF	9,465	751,142
Vanguard Short-Term Corporate Bond ETF	7,064	562,506
Vanguard Short-Term Inflation-Protected Securities ETF	4,161	205,886
Vanguard Small-Cap ETF	9,324	1,379,113
Vanguard Total Bond Market ETF	13,093	1,067,210

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $21,011,377)		$23,682,106
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.9925% (D)	16,597	16,597

TOTAL SHORT-TERM INVESTMENTS (Cost $16,597)		$16,597
Total investments (Cost $52,542,420) - 100.0%		$59,975,699
Other assets and liabilities, net - (0.0%)		(14,277)
TOTAL NET ASSETS - 100.0%		$59,961,422
2	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTI-INDEX 2050 LIFETIME PORTFOLIO

As of 11-30-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 60.7%
Equity - 60.7%
Strategic Equity Allocation, Class NAV (JHAM) (B)(C)	3,628,371	$54,026,445

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $47,366,575)		$54,026,445
UNAFFILIATED INVESTMENT COMPANIES - 39.4%
Exchange-traded funds - 39.4%
Financial Select Sector SPDR Fund	54,600	1,502,592
iShares Edge MSCI Min Vol USA ETF	84,182	4,453,228
iShares JP Morgan USD Emerging Markets Bond ETF	3,374	389,663
iShares TIPS Bond ETF	1,346	153,013
PowerShares Senior Loan Portfolio	16,244	374,424
SPDR Bloomberg Barclays High Yield Bond ETF	21,034	776,996
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	2,039	56,562
Vanguard Dividend Appreciation ETF	29,463	2,979,300
Vanguard Energy ETF	11,003	1,039,673
Vanguard FTSE All World ex-US Small-Cap ETF	14,058	1,653,783
Vanguard FTSE Developed Markets ETF	48,046	2,140,930
Vanguard FTSE Emerging Markets ETF	73,204	3,256,114
Vanguard Health Care ETF	6,823	1,060,908
Vanguard Information Technology ETF	5,373	886,599
Vanguard Intermediate-Term Bond ETF	52	4,372
Vanguard Intermediate-Term Corporate Bond ETF	22,265	1,947,965
Vanguard Materials ETF	2,549	342,764
Vanguard Mid-Cap ETF	33,710	5,185,609
Vanguard REIT ETF	10,556	890,821
Vanguard S&P 500 ETF	595	144,793
Vanguard Short-Term Bond ETF	14,097	1,118,738
Vanguard Short-Term Corporate Bond ETF	10,527	838,265
Vanguard Short-Term Inflation-Protected Securities ETF	6,200	306,776
Vanguard Small-Cap ETF	13,765	2,035,981
Vanguard Total Bond Market ETF	19,522	1,591,238

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $31,391,904)		$35,131,107
SHORT-TERM INVESTMENTS - 0.2%
Money market funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.9925% (D)	232,038	232,038

TOTAL SHORT-TERM INVESTMENTS (Cost $232,038)		$232,038
Total investments (Cost $78,990,517) - 100.3%		$89,389,590
Other assets and liabilities, net - (0.3%)		(300,828)
TOTAL NET ASSETS - 100.0%		$89,088,762
MULTI-INDEX 2045 LIFETIME PORTFOLIO

As of 11-30-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 60.6%
Equity - 60.6%
Strategic Equity Allocation, Class NAV (JHAM) (B)(C)	5,286,078	$78,709,694

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $68,990,670)		$78,709,694
UNAFFILIATED INVESTMENT COMPANIES - 39.7%
Exchange-traded funds - 39.7%
Financial Select Sector SPDR Fund	82,772	2,277,885
iShares Edge MSCI Min Vol USA ETF	123,821	6,550,131
iShares JP Morgan USD Emerging Markets Bond ETF	4,921	568,326
iShares TIPS Bond ETF	1,965	223,381
PowerShares Senior Loan Portfolio	23,673	545,663
SPDR Bloomberg Barclays High Yield Bond ETF	30,681	1,133,356
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	2,977	82,582
Vanguard Dividend Appreciation ETF	43,655	4,414,395
Vanguard Energy ETF	16,151	1,526,108
Vanguard FTSE All World ex-US Small-Cap ETF	20,507	2,412,443
Vanguard FTSE Developed Markets ETF	70,087	3,123,077
Vanguard FTSE Emerging Markets ETF	106,882	4,754,111
Vanguard Health Care ETF	10,030	1,559,565
Vanguard Information Technology ETF	7,940	1,310,179
Vanguard Intermediate-Term Bond ETF	76	6,390
Vanguard Intermediate-Term Corporate Bond ETF	32,478	2,841,500
Vanguard Materials ETF	3,733	501,977
Vanguard Mid-Cap ETF	49,457	7,607,970
Vanguard REIT ETF	15,426	1,301,800
Vanguard S&P 500 ETF	873	212,445
Vanguard Short-Term Bond ETF	20,586	1,633,705
Vanguard Short-Term Corporate Bond ETF	15,364	1,223,435
Vanguard Short-Term Inflation-Protected Securities ETF	9,058	448,190
Vanguard Small-Cap ETF	20,231	2,992,367
Vanguard Total Bond Market ETF	28,478	2,321,242

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $46,040,849)		$51,572,223
SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.9925% (D)	125,540	125,540

TOTAL SHORT-TERM INVESTMENTS (Cost $125,540)		$125,540
Total investments (Cost $115,157,059) - 100.4%		$130,407,457
Other assets and liabilities, net - (0.4%)		(574,224)
TOTAL NET ASSETS - 100.0%		$129,833,233
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	3

MULTI-INDEX 2040 LIFETIME PORTFOLIO

As of 11-30-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 59.0%
Equity - 59.0%
Strategic Equity Allocation, Class NAV (JHAM) (B)(C)	6,345,609	$94,486,125

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $82,100,644)		$94,486,125
UNAFFILIATED INVESTMENT COMPANIES - 41.1%
Exchange-traded funds - 41.1%
Financial Select Sector SPDR Fund	97,123	2,672,825
iShares Edge MSCI Min Vol USA ETF	149,744	7,921,458
iShares JP Morgan USD Emerging Markets Bond ETF	6,685	772,051
iShares TIPS Bond ETF	2,666	303,071
PowerShares Senior Loan Portfolio	32,139	740,804
SPDR Bloomberg Barclays High Yield Bond ETF	41,667	1,539,179
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	4,042	112,125
Vanguard Dividend Appreciation ETF	52,412	5,299,900
Vanguard Energy ETF	19,571	1,849,264
Vanguard FTSE All World ex-US Small-Cap ETF	24,913	2,930,765
Vanguard FTSE Developed Markets ETF	85,326	3,802,127
Vanguard FTSE Emerging Markets ETF	129,710	5,769,501
Vanguard Health Care ETF	11,903	1,850,797
Vanguard Information Technology ETF	9,365	1,545,319
Vanguard Intermediate-Term Bond ETF	94	7,904
Vanguard Intermediate-Term Corporate Bond ETF	48,553	4,247,902
Vanguard Materials ETF	4,532	609,418
Vanguard Mid-Cap ETF	59,964	9,224,262
Vanguard REIT ETF	18,739	1,581,384
Vanguard S&P 500 ETF	1,353	329,253
Vanguard Short-Term Bond ETF	39,049	3,098,929
Vanguard Short-Term Corporate Bond ETF	22,965	1,828,703
Vanguard Short-Term Inflation-Protected Securities ETF	12,290	608,109
Vanguard Small-Cap ETF	24,486	3,621,724
Vanguard Total Bond Market ETF	42,612	3,473,304

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $58,704,252)		$65,740,078
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.9925% (D)	1,006	1,006

TOTAL SHORT-TERM INVESTMENTS (Cost $1,006)		$1,006
Total investments (Cost $140,805,902) - 100.1%		$160,227,209
Other assets and liabilities, net - (0.1%)		(171,188)
TOTAL NET ASSETS - 100.0%		$160,056,021
MULTI-INDEX 2035 LIFETIME PORTFOLIO

As of 11-30-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 54.7%
Equity - 54.7%
Strategic Equity Allocation, Class NAV (JHAM) (B)(C)	7,178,750	$106,891,593

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $92,665,151)		$106,891,593
UNAFFILIATED INVESTMENT COMPANIES - 45.4%
Exchange-traded funds - 45.4%
Financial Select Sector SPDR Fund	116,932	3,217,969
iShares Edge MSCI Min Vol USA ETF	177,642	9,397,262
iShares JP Morgan USD Emerging Markets Bond ETF	16,587	1,915,633
iShares TIPS Bond ETF	6,474	735,964
PowerShares Senior Loan Portfolio	100,704	2,321,227
SPDR Bloomberg Barclays High Yield Bond ETF	112,074	4,140,014
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	8,831	244,972
Vanguard Dividend Appreciation ETF	62,631	6,333,247
Vanguard Energy ETF	22,025	2,081,142
Vanguard FTSE All World ex-US Small-Cap ETF	28,048	3,299,567
Vanguard FTSE Developed Markets ETF	95,577	4,258,911
Vanguard FTSE Emerging Markets ETF	137,035	6,095,317
Vanguard Health Care ETF	12,789	1,988,562
Vanguard Information Technology ETF	9,947	1,641,354
Vanguard Intermediate-Term Bond ETF	114	9,585
Vanguard Intermediate-Term Corporate Bond ETF	87,382	7,645,051
Vanguard Materials ETF	5,095	685,125
Vanguard Mid-Cap ETF	68,434	10,527,199
Vanguard REIT ETF	22,117	1,866,454
Vanguard S&P 500 ETF	2,573	626,140
Vanguard Short-Term Bond ETF	58,232	4,621,292
Vanguard Short-Term Corporate Bond ETF	41,457	3,301,221
Vanguard Short-Term Inflation-Protected Securities ETF	29,847	1,476,830
Vanguard Small-Cap ETF	26,533	3,924,496
Vanguard Total Bond Market ETF	76,405	6,227,772

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $80,062,909)		$88,582,306
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.9925% (D)	20,490	20,490

TOTAL SHORT-TERM INVESTMENTS (Cost $20,490)		$20,490
Total investments (Cost $172,748,550) - 100.1%		$195,494,389
Other assets and liabilities, net - (0.1%)		(100,199)
TOTAL NET ASSETS - 100.0%		$195,394,190
4	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTI-INDEX 2030 LIFETIME PORTFOLIO

As of 11-30-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 48.2%
Equity - 48.2%
Strategic Equity Allocation, Class NAV (JHAM) (B)(C)	7,082,711	$105,461,570

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $90,836,368)		$105,461,570
UNAFFILIATED INVESTMENT COMPANIES - 51.7%
Exchange-traded funds - 51.7%
Financial Select Sector SPDR Fund	117,323	3,228,729
iShares Edge MSCI Min Vol USA ETF	196,706	10,405,747
iShares JP Morgan USD Emerging Markets Bond ETF	33,037	3,815,443
iShares TIPS Bond ETF	13,305	1,512,512
PowerShares Senior Loan Portfolio	153,860	3,546,473
SPDR Bloomberg Barclays High Yield Bond ETF	219,197	8,097,137
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	17,398	482,621
Vanguard Dividend Appreciation ETF	69,448	7,022,582
Vanguard Energy ETF	21,094	1,993,172
Vanguard FTSE All World ex-US Small-Cap ETF	27,046	3,181,691
Vanguard FTSE Developed Markets ETF	96,259	4,289,301
Vanguard FTSE Emerging Markets ETF	114,828	5,107,549
Vanguard Health Care ETF	11,853	1,843,023
Vanguard Information Technology ETF	10,006	1,651,090
Vanguard Intermediate-Term Bond ETF	128	10,762
Vanguard Intermediate-Term Corporate Bond ETF	152,584	13,349,575
Vanguard Materials ETF	4,879	656,079
Vanguard Mid-Cap ETF	65,707	10,107,708
Vanguard REIT ETF	24,246	2,046,120
Vanguard S&P 500 ETF	4,044	984,107
Vanguard Short-Term Bond ETF	91,889	7,292,311
Vanguard Short-Term Corporate Bond ETF	72,076	5,739,412
Vanguard Short-Term Inflation-Protected Securities ETF	61,266	3,031,442
Vanguard Small-Cap ETF	20,170	2,983,345
Vanguard Total Bond Market ETF	133,863	10,911,173

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $104,193,656)		$113,289,104
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.9925% (D)	16,641	16,641

TOTAL SHORT-TERM INVESTMENTS (Cost $16,641)		$16,641
Total investments (Cost $195,046,665) - 99.9%		$218,767,315
Other assets and liabilities, net - 0.1%		126,763
TOTAL NET ASSETS - 100.0%		$218,894,078
MULTI-INDEX 2025 LIFETIME PORTFOLIO

As of 11-30-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 41.1%
Equity - 41.1%
Strategic Equity Allocation, Class NAV (JHAM) (B)(C)	5,803,654	$86,416,406

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $74,193,421)		$86,416,406
UNAFFILIATED INVESTMENT COMPANIES - 59.0%
Exchange-traded funds - 59.0%
Financial Select Sector SPDR Fund	97,034	2,670,376
iShares Edge MSCI Min Vol USA ETF	182,167	9,636,634
iShares JP Morgan USD Emerging Markets Bond ETF	37,800	4,365,522
iShares TIPS Bond ETF	19,613	2,229,606
PowerShares Senior Loan Portfolio	265,620	6,122,541
SPDR Bloomberg Barclays High Yield Bond ETF	322,508	11,913,446
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	27,153	753,224
Vanguard Dividend Appreciation ETF	63,760	6,447,411
Vanguard Energy ETF	16,268	1,537,163
Vanguard FTSE All World ex-US Small-Cap ETF	19,999	2,352,682
Vanguard FTSE Developed Markets ETF	62,390	2,780,098
Vanguard FTSE Emerging Markets ETF	72,888	3,242,058
Vanguard Health Care ETF	9,492	1,475,911
Vanguard Information Technology ETF	7,927	1,308,034
Vanguard Intermediate-Term Bond ETF	123	10,342
Vanguard Intermediate-Term Corporate Bond ETF	209,540	18,332,657
Vanguard Materials ETF	3,762	505,876
Vanguard Mid-Cap ETF	51,445	7,913,784
Vanguard REIT ETF	22,979	1,939,198
Vanguard S&P 500 ETF	2,294	558,245
Vanguard Short-Term Bond ETF	101,474	8,052,977
Vanguard Short-Term Corporate Bond ETF	98,907	7,875,964
Vanguard Short-Term Inflation-Protected Securities ETF	90,351	4,470,567
Vanguard Small-Cap ETF	16,391	2,424,393
Vanguard Total Bond Market ETF	183,887	14,988,629

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $116,050,727)		$123,907,338
SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.9925% (D)	140,821	140,821

TOTAL SHORT-TERM INVESTMENTS (Cost $140,821)		$140,821
Total investments (Cost $190,384,969) - 100.2%		$210,464,565
Other assets and liabilities, net - (0.2%)		(377,450)
TOTAL NET ASSETS - 100.0%		$210,087,115
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	5

MULTI-INDEX 2020 LIFETIME PORTFOLIO

As of 11-30-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 33.4%
Equity - 33.4%
Strategic Equity Allocation, Class NAV (JHAM) (B)(C)	3,336,226	$49,676,405

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $42,407,952)		$49,676,405
UNAFFILIATED INVESTMENT COMPANIES - 65.5%
Exchange-traded funds - 65.5%
Financial Select Sector SPDR Fund	52,442	1,443,204
iShares Edge MSCI Min Vol USA ETF	132,989	7,035,118
iShares JP Morgan USD Emerging Markets Bond ETF	30,747	3,550,971
iShares TIPS Bond ETF	17,703	2,012,477
PowerShares Senior Loan Portfolio	229,963	5,300,647
SPDR Bloomberg Barclays High Yield Bond ETF	292,248	10,795,640
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	21,191	587,838
Vanguard Dividend Appreciation ETF	46,546	4,706,732
Vanguard Energy ETF	8,792	830,756
Vanguard FTSE All World ex-US Small-Cap ETF	10,246	1,205,339
Vanguard FTSE Developed Markets ETF	25,870	1,152,767
Vanguard FTSE Emerging Markets ETF	27,695	1,231,874
Vanguard Health Care ETF	4,166	647,771
Vanguard Information Technology ETF	4,387	723,899
Vanguard Intermediate-Term Bond ETF	10,873	914,202
Vanguard Intermediate-Term Corporate Bond ETF	193,828	16,958,012
Vanguard Materials ETF	2,036	273,781
Vanguard Mid-Cap ETF	26,514	4,078,649
Vanguard REIT ETF	16,095	1,358,257
Vanguard S&P 500 ETF	30	7,301
Vanguard Short-Term Bond ETF	78,500	6,229,760
Vanguard Short-Term Corporate Bond ETF	91,541	7,289,410
Vanguard Short-Term Inflation-Protected Securities ETF	81,555	4,035,341
Vanguard Small-Cap ETF	8,680	1,283,859
Vanguard Total Bond Market ETF	170,281	13,879,604

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $92,737,137)		$97,533,209
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.9925% (D)	1,006	1,006

TOTAL SHORT-TERM INVESTMENTS (Cost $1,006)		$1,006
Total investments (Cost $135,146,095) - 98.9%		$147,210,620
Other assets and liabilities, net - 1.1%		1,656,547
TOTAL NET ASSETS - 100.0%		$148,867,167
MULTI-INDEX 2015 LIFETIME PORTFOLIO

As of 11-30-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 27.8%
Equity - 27.8%
Strategic Equity Allocation, Class NAV (JHAM) (B)(C)	865,526	$12,887,687

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $10,776,046)		$12,887,687
UNAFFILIATED INVESTMENT COMPANIES - 72.1%
Exchange-traded funds - 72.1%
Financial Select Sector SPDR Fund	6,675	183,696
iShares Edge MSCI Min Vol USA ETF	42,657	2,256,555
iShares JP Morgan USD Emerging Markets Bond ETF	10,993	1,269,582
iShares TIPS Bond ETF	6,426	730,508
PowerShares Senior Loan Portfolio	83,967	1,935,439
SPDR Bloomberg Barclays High Yield Bond ETF	104,792	3,871,016
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	5,458	151,405
Vanguard Dividend Appreciation ETF	15,057	1,522,564
Vanguard Energy ETF	2,116	199,941
Vanguard FTSE Developed Markets ETF	4,972	221,552
Vanguard FTSE Emerging Markets ETF	6,244	277,733
Vanguard Health Care ETF	736	114,441
Vanguard Information Technology ETF	817	134,813
Vanguard Intermediate-Term Bond ETF	10,240	860,979
Vanguard Intermediate-Term Corporate Bond ETF	75,330	6,590,622
Vanguard Materials ETF	495	66,563
Vanguard Mid-Cap ETF	6,688	1,028,815
Vanguard REIT ETF	5,009	422,710
Vanguard S&P 500 ETF	10	2,434
Vanguard Short-Term Bond ETF	20,329	1,613,309
Vanguard Short-Term Corporate Bond ETF	35,505	2,827,263
Vanguard Short-Term Inflation-Protected Securities ETF	29,573	1,463,272
Vanguard Small-Cap ETF	1,871	276,740
Vanguard Total Bond Market ETF	66,031	5,382,187

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $31,945,469)		$33,404,139
SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.9925% (D)	36,843	36,843

TOTAL SHORT-TERM INVESTMENTS (Cost $36,843)		$36,843
Total investments (Cost $42,758,358) - 100.0%		$46,328,669
Other assets and liabilities, net - (0.0%)		(9,863)
TOTAL NET ASSETS - 100.0%		$46,318,806
6	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTI-INDEX 2010 LIFETIME PORTFOLIO

As of 11-30-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 23.2%
Equity - 23.2%
Strategic Equity Allocation, Class NAV (JHAM) (B)(C)	480,395	$7,153,084

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $6,025,433)		$7,153,084
UNAFFILIATED INVESTMENT COMPANIES - 76.9%
Exchange-traded funds - 76.9%
iShares Edge MSCI Min Vol USA ETF	28,631	1,514,580
iShares JP Morgan USD Emerging Markets Bond ETF	8,158	942,167
iShares TIPS Bond ETF	4,774	542,708
PowerShares Senior Loan Portfolio	58,297	1,343,746
SPDR Bloomberg Barclays High Yield Bond ETF	75,647	2,794,400
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	3,538	98,144
Vanguard Dividend Appreciation ETF	10,054	1,016,660
Vanguard Energy ETF	1,140	107,719
Vanguard FTSE Developed Markets ETF	2,315	103,156
Vanguard FTSE Emerging Markets ETF	2,393	106,441
Vanguard Intermediate-Term Bond ETF	10,163	854,505
Vanguard Intermediate-Term Corporate Bond ETF	56,788	4,968,382
Vanguard Materials ETF	265	35,635
Vanguard Mid-Cap ETF	3,464	532,867
Vanguard REIT ETF	3,420	288,614
Vanguard S&P 500 ETF	7	1,703
Vanguard Short-Term Bond ETF	13,598	1,079,137
Vanguard Short-Term Corporate Bond ETF	26,764	2,131,217
Vanguard Short-Term Inflation-Protected Securities ETF	21,952	1,086,185
Vanguard Small-Cap ETF	777	114,926
Vanguard Total Bond Market ETF	49,847	4,063,029

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $22,908,248)		$23,725,921
SHORT-TERM INVESTMENTS - 0.3%
Money market funds - 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.9925% (D)	90,299	90,299

TOTAL SHORT-TERM INVESTMENTS (Cost $90,299)		$90,299
Total investments (Cost $29,023,980) - 100.4%		$30,969,304
Other assets and liabilities, net - (0.4%)		(130,290)
TOTAL NET ASSETS - 100.0%		$30,839,014
Percentages are based upon net assets.
Security Abbreviations and Legend
JHAM	John Hancock Asset Management
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	The rate shown is the annualized seven-day yield as of 11-30-17.
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	7

Notes to Portfolios' investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.

In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and/or other open-end management investment companies other than exchange-traded funds (ETFs) are valued at their respective NAVs each business day. ETFs held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2017, all investments are categorized as Level 1 under the hierarchy described above.

Investments in affiliated underlying funds. Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Multi-Index 2060 Lifetime Portfolio
Strategic Equity Allocation	256,234	65,920	(3,147)	319,007	—	—	$4,675	$255,432	$4,750,019
Multi-Index 2055 Lifetime Portfolio
Strategic Equity Allocation	2,367,705	98,362	(29,734)	2,436,333	—	—	$14,781	$2,147,783	$36,276,996
Multi-Index 2050 Lifetime Portfolio
Strategic Equity Allocation	3,484,191	161,647	(17,467)	3,628,371	—	—	$10,215	$3,179,700	$54,026,445
Multi-Index 2045 Lifetime Portfolio
Strategic Equity Allocation	5,270,021	94,070	(78,013)	5,286,078	—	—	$58,075	$4,701,278	$78,709,694
Multi-Index 2040 Lifetime Portfolio
Strategic Equity Allocation	6,421,650	68,258	(144,299)	6,345,609	—	—	$108,782	$5,653,772	$94,486,125
Multi-Index 2035 Lifetime Portfolio
Strategic Equity Allocation	7,267,403	69,672	(158,325)	7,178,750	—	—	$111,974	$6,407,446	$106,891,593
Multi-Index 2030 Lifetime Portfolio
Strategic Equity Allocation	7,430,309	49,488	(397,086)	7,082,711	—	—	$295,923	$6,286,160	$105,461,570
Multi-Index 2025 Lifetime Portfolio
Strategic Equity Allocation	6,164,889	50,541	(411,776)	5,803,654	—	—	$392,628	$5,052,016	$86,416,406
Multi-Index 2020 Lifetime Portfolio
Strategic Equity Allocation	3,591,947	55,998	(311,719)	3,336,226	—	—	$342,997	$2,791,370	$49,676,405
Multi-Index 2015 Lifetime Portfolio
Strategic Equity Allocation	923,916	20,041	(78,431)	865,526	—	—	$106,273	$702,163	$12,887,687
Multi-Index 2010 Lifetime Portfolio
Strategic Equity Allocation	532,210	1,240	(53,055)	480,395	—	—	$74,360	$386,258	$7,153,084

For additional information on the portfolios' significant accounting policies, please refer to the portfolios' most recent semiannual or annual shareholder report.

       8

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	RL2Q1	11/17
This report is for the information of the shareholders of John Hancock Multi-Index Lifetime Portfolios.		1/18

John Hancock

Multi-Index Preservation Portfolios

Quarterly portfolio holdings 11/30/17

Portfolios' investments
MULTI-INDEX 2060 PRESERVATION PORTFOLIO

As of 11-30-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 71.5%
Equity - 70.6%
Strategic Equity Allocation, Class NAV (JHAM) (B)(C)	1,670,170	$24,868,827
Fixed income - 0.9%
Short Term Government Income, Class NAV (JHAM) (B)(C)	32,697	307,678

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $22,711,708)		$25,176,505
UNAFFILIATED INVESTMENT COMPANIES - 28.2%
Exchange-traded funds - 28.2%
Financial Select Sector SPDR Fund	9,393	258,495
iShares Edge MSCI Min Vol USA ETF	16,949	896,602
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,437	173,403
PowerShares Senior Loan Portfolio	30,293	698,254
SPDR Bloomberg Barclays High Yield Bond ETF	51,880	1,916,447
Vanguard Dividend Appreciation ETF	5,951	601,765
Vanguard Energy ETF	2,415	228,193
Vanguard FTSE Emerging Markets ETF	19,853	883,061
Vanguard Health Care ETF	1,940	301,651
Vanguard Information Technology ETF	3,013	497,175
Vanguard Intermediate-Term Corporate Bond ETF	8,553	748,302
Vanguard Materials ETF	557	74,900
Vanguard REIT ETF	2,608	220,090
Vanguard Total Bond Market ETF	29,781	2,427,449

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $9,528,481)		$9,925,787
SHORT-TERM INVESTMENTS - 0.7%
Money market funds - 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.9925% (D)	245,986	245,986

TOTAL SHORT-TERM INVESTMENTS (Cost $245,986)		$245,986
Total investments (Cost $32,486,175) - 100.4%		$35,348,278
Other assets and liabilities, net - (0.4%)		(130,986)
TOTAL NET ASSETS - 100.0%		$35,217,292
MULTI-INDEX 2055 PRESERVATION PORTFOLIO

As of 11-30-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 71.6%
Equity - 70.7%
Strategic Equity Allocation, Class NAV (JHAM) (B)(C)	10,766,912	$160,319,324
Fixed income - 0.9%
Short Term Government Income, Class NAV (JHAM) (B)(C)	209,807	1,974,282

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $140,359,111)		$162,293,606
MULTI-INDEX 2055 PRESERVATION PORTFOLIO (continued)

	Shares	Value

UNAFFILIATED INVESTMENT COMPANIES - 28.3%
Exchange-traded funds - 28.3%
Financial Select Sector SPDR Fund	61,911	$1,703,791
iShares Edge MSCI Min Vol USA ETF	110,586	5,849,999
iShares iBoxx $ Investment Grade Corporate Bond ETF	9,310	1,123,438
PowerShares Senior Loan Portfolio	195,446	4,505,030
SPDR Bloomberg Barclays High Yield Bond ETF	335,734	12,402,014
Vanguard Dividend Appreciation ETF	39,011	3,944,792
Vanguard Energy ETF	15,645	1,478,296
Vanguard FTSE Emerging Markets ETF	127,579	5,674,714
Vanguard Health Care ETF	12,639	1,965,238
Vanguard Information Technology ETF	19,364	3,195,254
Vanguard Intermediate-Term Corporate Bond ETF	55,294	4,837,672
Vanguard Materials ETF	3,625	487,454
Vanguard REIT ETF	16,893	1,425,601
Vanguard Total Bond Market ETF	192,516	15,691,979

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $59,370,084)		$64,285,272
SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.9925% (D)	199,095	199,095

TOTAL SHORT-TERM INVESTMENTS (Cost $199,095)		$199,095
Total investments (Cost $199,928,290) - 100.0%		$226,777,973
Other assets and liabilities, net - (0.0%)		(49,122)
TOTAL NET ASSETS - 100.0%		$226,728,851
MULTI-INDEX 2050 PRESERVATION PORTFOLIO

As of 11-30-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 71.8%
Equity - 70.9%
Strategic Equity Allocation, Class NAV (JHAM) (B)(C)	28,549,889	$425,107,853
Fixed income - 0.9%
Short Term Government Income, Class NAV (JHAM) (B)(C)	553,514	5,208,567

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $340,443,026)		$430,316,420
UNAFFILIATED INVESTMENT COMPANIES - 28.3%
Exchange-traded funds - 28.3%
Financial Select Sector SPDR Fund	163,634	4,503,208
iShares Edge MSCI Min Vol USA ETF	291,603	15,425,799
iShares iBoxx $ Investment Grade Corporate Bond ETF	24,581	2,966,189
PowerShares Senior Loan Portfolio	515,676	11,886,332
SPDR Bloomberg Barclays High Yield Bond ETF	887,496	32,784,102
Vanguard Dividend Appreciation ETF	102,924	10,407,675
Vanguard Energy ETF	41,445	3,916,138
Vanguard FTSE Emerging Markets ETF	337,615	15,017,115
2	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTI-INDEX 2050 PRESERVATION PORTFOLIO (continued)

	Shares	Value
Exchange-traded funds - (continued)
Vanguard Health Care ETF	33,390	$5,191,811
Vanguard Information Technology ETF	51,242	8,455,442
Vanguard Intermediate-Term Corporate Bond ETF	145,886	12,763,566
Vanguard Materials ETF	9,619	1,293,467
Vanguard REIT ETF	44,570	3,761,262
Vanguard Total Bond Market ETF	507,932	41,401,537

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $153,722,212)		$169,773,643
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.9925% (D)	223,053	223,053

TOTAL SHORT-TERM INVESTMENTS (Cost $223,053)		$223,053
Total investments (Cost $494,388,291) - 100.1%		$600,313,116
Other assets and liabilities, net - (0.1%)		(455,730)
TOTAL NET ASSETS - 100.0%		$599,857,386
MULTI-INDEX 2045 PRESERVATION PORTFOLIO

As of 11-30-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 70.8%
Equity - 70.1%
Strategic Equity Allocation, Class NAV (JHAM) (B)(C)	36,595,354	$544,904,826
Fixed income - 0.7%
Short Term Government Income, Class NAV (JHAM) (B)(C)	568,397	5,348,618

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $423,044,467)		$550,253,444
UNAFFILIATED INVESTMENT COMPANIES - 29.3%
Exchange-traded funds - 29.3%
Financial Select Sector SPDR Fund	209,715	5,771,357
iShares Edge MSCI Min Vol USA ETF	373,745	19,771,111
iShares iBoxx $ Investment Grade Corporate Bond ETF	50,584	6,103,971
PowerShares Senior Loan Portfolio	706,289	16,279,961
SPDR Bloomberg Barclays High Yield Bond ETF	1,213,938	44,842,870
SPDR Bloomberg Barclays Short Term Corporate Bond ETF	133,585	4,075,678
Vanguard Dividend Appreciation ETF	131,919	13,339,649
Vanguard Energy ETF	52,894	4,997,954
Vanguard FTSE Emerging Markets ETF	428,955	19,079,918
Vanguard Health Care ETF	42,798	6,654,661
Vanguard Information Technology ETF	65,597	10,824,161
Vanguard Intermediate-Term Bond ETF	63,380	5,328,990
Vanguard Intermediate-Term Corporate Bond ETF	190,477	16,664,833
Vanguard Materials ETF	12,304	1,654,519
Vanguard REIT ETF	57,108	4,819,345
Vanguard Total Bond Market ETF	586,905	47,838,627
MULTI-INDEX 2045 PRESERVATION PORTFOLIO (continued)

	Shares	Value

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $204,488,318)		$228,047,605
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.9925% (D)	335,653	$335,653

TOTAL SHORT-TERM INVESTMENTS (Cost $335,653)		$335,653
Total investments (Cost $627,868,438) - 100.1%		$778,636,702
Other assets and liabilities, net - (0.1%)		(775,992)
TOTAL NET ASSETS - 100.0%		$777,860,710
MULTI-INDEX 2040 PRESERVATION PORTFOLIO

As of 11-30-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 67.7%
Equity - 67.1%
Strategic Equity Allocation, Class NAV (JHAM) (B)(C)	45,272,381	$674,105,760
Fixed income - 0.6%
Short Term Government Income, Class NAV (JHAM) (B)(C)	684,479	6,440,950

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $517,384,264)		$680,546,710
UNAFFILIATED INVESTMENT COMPANIES - 32.3%
Exchange-traded funds - 32.3%
Financial Select Sector SPDR Fund	257,958	7,099,004
iShares Edge MSCI Min Vol USA ETF	466,615	24,683,934
iShares iBoxx $ Investment Grade Corporate Bond ETF	76,971	9,288,091
PowerShares Senior Loan Portfolio	946,119	21,808,043
SPDR Bloomberg Barclays High Yield Bond ETF	1,392,109	51,424,506
SPDR Bloomberg Barclays Short Term Corporate Bond ETF	484,772	14,790,394
Vanguard Dividend Appreciation ETF	164,340	16,618,061
Vanguard Energy ETF	65,884	6,225,379
Vanguard FTSE Emerging Markets ETF	566,734	25,208,328
Vanguard Health Care ETF	53,426	8,307,209
Vanguard Information Technology ETF	81,023	13,369,605
Vanguard Intermediate-Term Bond ETF	253,746	21,334,964
Vanguard Intermediate-Term Corporate Bond ETF	256,447	22,436,548
Vanguard Materials ETF	15,377	2,067,745
Vanguard REIT ETF	70,499	5,949,410
Vanguard Total Bond Market ETF	901,438	73,476,211

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $294,291,668)		$324,087,432
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.9925% (D)	76,559	76,559
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	3

MULTI-INDEX 2040 PRESERVATION PORTFOLIO (continued)

Shares	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $76,559)	$76,559
Total investments (Cost $811,752,491) - 100.0%	$1,004,710,701
Other assets and liabilities, net - (0.0%)	(350,722)
TOTAL NET ASSETS - 100.0%	$1,004,359,979
MULTI-INDEX 2035 PRESERVATION PORTFOLIO

As of 11-30-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.7%
Equity - 60.5%
Strategic Equity Allocation, Class NAV (JHAM) (B)(C)	51,723,849	$770,168,109
Fixed income - 1.2%
Short Term Government Income, Class NAV (JHAM) (B)(C)	1,691,995	15,921,670

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $583,499,241)		$786,089,779
UNAFFILIATED INVESTMENT COMPANIES - 38.3%
Exchange-traded funds - 38.3%
Financial Select Sector SPDR Fund	284,557	7,831,009
iShares Edge MSCI Min Vol USA ETF	522,318	27,630,622
iShares iBoxx $ Investment Grade Corporate Bond ETF	126,600	15,276,822
PowerShares Senior Loan Portfolio	1,260,454	29,053,465
SPDR Bloomberg Barclays High Yield Bond ETF	1,654,659	61,123,103
SPDR Bloomberg Barclays Short Term Corporate Bond ETF	1,528,354	46,630,081
Vanguard Dividend Appreciation ETF	182,819	18,486,657
Vanguard Energy ETF	73,984	6,990,748
Vanguard FTSE Emerging Markets ETF	646,799	28,769,620
Vanguard Health Care ETF	59,901	9,314,006
Vanguard Information Technology ETF	91,327	15,069,868
Vanguard Intermediate-Term Bond ETF	443,015	37,248,701
Vanguard Intermediate-Term Corporate Bond ETF	687,403	60,140,888
Vanguard Materials ETF	17,247	2,319,204
Vanguard REIT ETF	79,829	6,736,854
Vanguard Short-Term Corporate Bond ETF	50,457	4,017,891
Vanguard Total Bond Market ETF	1,371,460	111,787,705

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $454,858,183)		$488,427,244
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.9925% (D)	2,710	2,710

TOTAL SHORT-TERM INVESTMENTS (Cost $2,710)		$2,710
Total investments (Cost $1,038,360,134) - 100.0%		$1,274,519,733
Other assets and liabilities, net - (0.0%)		(461,167)
TOTAL NET ASSETS - 100.0%		$1,274,058,566
MULTI-INDEX 2030 PRESERVATION PORTFOLIO

As of 11-30-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 49.4%
Equity - 48.1%
Strategic Equity Allocation, Class NAV (JHAM) (B)(C)	48,469,100	$721,704,896
Fixed income - 1.3%
Short Term Government Income, Class NAV (JHAM) (B)(C)	2,068,939	19,468,713

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $535,496,660)		$741,173,609
UNAFFILIATED INVESTMENT COMPANIES - 50.6%
Exchange-traded funds - 50.6%
Financial Select Sector SPDR Fund	266,799	7,342,308
iShares Edge MSCI Min Vol USA ETF	545,637	28,864,197
iShares iBoxx $ Investment Grade Corporate Bond ETF	253,924	30,641,009
PowerShares Senior Loan Portfolio	1,553,579	35,809,996
SPDR Bloomberg Barclays High Yield Bond ETF	1,797,635	66,404,637
SPDR Bloomberg Barclays Short Term Corporate Bond ETF	1,578,218	48,151,431
Vanguard Dividend Appreciation ETF	192,013	19,416,355
Vanguard Energy ETF	67,986	6,423,997
Vanguard FTSE Emerging Markets ETF	741,710	32,991,261
Vanguard Health Care ETF	55,309	8,599,996
Vanguard Information Technology ETF	84,710	13,977,997
Vanguard Intermediate-Term Bond ETF	901,391	75,788,955
Vanguard Intermediate-Term Corporate Bond ETF	1,083,740	94,816,413
Vanguard Materials ETF	15,884	2,135,921
Vanguard REIT ETF	73,006	6,161,063
Vanguard Short-Term Bond ETF	681,676	54,097,807
Vanguard Short-Term Corporate Bond ETF	604,980	48,174,557
Vanguard Total Bond Market ETF	2,207,397	179,924,929

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $726,134,794)		$759,722,829
SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.9925% (D)	1,140,856	1,140,856

TOTAL SHORT-TERM INVESTMENTS (Cost $1,140,856)		$1,140,856
Total investments (Cost $1,262,772,310) - 100.1%		$1,502,037,294
Other assets and liabilities, net - (0.1%)		(2,058,905)
TOTAL NET ASSETS - 100.0%		$1,499,978,389
MULTI-INDEX 2025 PRESERVATION PORTFOLIO

As of 11-30-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 33.5%
Equity - 31.5%
Strategic Equity Allocation, Class NAV (JHAM) (B)(C)	30,876,528	$459,751,500
Fixed income - 2.0%
Short Term Government Income, Class NAV (JHAM) (B)(C)	3,136,605	29,515,454
4	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTI-INDEX 2025 PRESERVATION PORTFOLIO (continued)

	Shares	Value

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $340,670,338)		$489,266,954
UNAFFILIATED INVESTMENT COMPANIES - 66.5%
Exchange-traded funds - 66.5%
Financial Select Sector SPDR Fund	177,622	$4,888,157
iShares Edge MSCI Min Vol USA ETF	426,382	22,555,608
iShares iBoxx $ Investment Grade Corporate Bond ETF	320,295	38,649,998
PowerShares Senior Loan Portfolio	1,445,289	33,313,911
SPDR Bloomberg Barclays High Yield Bond ETF	1,449,026	53,527,020
SPDR Bloomberg Barclays Short Term Corporate Bond ETF	2,410,942	73,557,840
Vanguard Dividend Appreciation ETF	149,239	15,091,048
Vanguard Energy ETF	46,255	4,370,635
Vanguard FTSE Emerging Markets ETF	477,867	21,255,524
Vanguard Health Care ETF	37,397	5,814,860
Vanguard Information Technology ETF	56,363	9,300,459
Vanguard Intermediate-Term Bond ETF	935,176	78,629,598
Vanguard Intermediate-Term Corporate Bond ETF	1,848,450	161,720,891
Vanguard Materials ETF	10,772	1,448,511
Vanguard REIT ETF	49,563	4,182,621
Vanguard Short-Term Bond ETF	1,386,000	109,992,960
Vanguard Short-Term Corporate Bond ETF	924,061	73,582,977
Vanguard Total Bond Market ETF	3,186,756	259,752,482

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $947,631,924)		$971,635,100
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.9925% (D)	1,008	1,008

TOTAL SHORT-TERM INVESTMENTS (Cost $1,008)		$1,008
Total investments (Cost $1,288,303,270) - 100.0%		$1,460,903,062
Other assets and liabilities, net - (0.0%)		(719,975)
TOTAL NET ASSETS - 100.0%		$1,460,183,087
MULTI-INDEX 2020 PRESERVATION PORTFOLIO

As of 11-30-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 15.2%
Equity - 13.3%
Strategic Equity Allocation, Class NAV (JHAM) (B)(C)	7,580,470	$112,873,203
Fixed income - 1.9%
Short Term Government Income, Class NAV (JHAM) (B)(C)	1,739,524	16,368,921

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $91,973,906)		$129,242,124
UNAFFILIATED INVESTMENT COMPANIES - 84.9%
Exchange-traded funds - 84.9%
Financial Select Sector SPDR Fund	39,919	1,098,571
iShares Edge MSCI Min Vol USA ETF	126,511	6,692,432
MULTI-INDEX 2020 PRESERVATION PORTFOLIO (continued)

	Shares	Value
Exchange-traded funds - (continued)
iShares iBoxx $ Investment Grade Corporate Bond ETF	233,662	$28,195,994
iShares TIPS Bond ETF	47,916	5,447,091
PowerShares Senior Loan Portfolio	836,585	19,283,284
SPDR Bloomberg Barclays High Yield Bond ETF	784,781	28,989,810
SPDR Bloomberg Barclays Short Term Corporate Bond ETF	2,262,800	69,038,028
Vanguard Dividend Appreciation ETF	44,281	4,477,695
Vanguard Energy ETF	10,450	987,421
Vanguard FTSE Emerging Markets ETF	120,530	5,361,174
Vanguard Health Care ETF	8,403	1,306,582
Vanguard Information Technology ETF	12,891	2,127,144
Vanguard Intermediate-Term Bond ETF	776,945	65,325,536
Vanguard Intermediate-Term Corporate Bond ETF	1,156,929	101,219,718
Vanguard Materials ETF	2,420	325,417
Vanguard REIT ETF	11,333	956,309
Vanguard Short-Term Bond ETF	1,165,479	92,492,413
Vanguard Short-Term Corporate Bond ETF	1,002,396	79,820,793
Vanguard Short-Term Inflation-Protected Securities ETF	110,370	5,461,107
Vanguard Total Bond Market ETF	2,489,416	202,912,298

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $715,590,465)		$721,518,817
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.9925% (D)	1,008	1,008

TOTAL SHORT-TERM INVESTMENTS (Cost $1,008)		$1,008
Total investments (Cost $807,565,379) - 100.1%		$850,761,949
Other assets and liabilities, net - (0.1%)		(487,564)
TOTAL NET ASSETS - 100.0%		$850,274,385
MULTI-INDEX INCOME PRESERVATION PORTFOLIO

As of 11-30-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 7.1%
Equity - 5.1%
Strategic Equity Allocation, Class NAV (JHAM) (B)(C)	1,645,118	$24,495,814
Fixed income - 2.0%
Short Term Government Income, Class NAV (JHAM) (B)(C)	1,036,950	9,757,698

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $26,100,122)		$34,253,512
UNAFFILIATED INVESTMENT COMPANIES - 93.0%
Exchange-traded funds - 93.0%
Financial Select Sector SPDR Fund	24,272	667,965
iShares Edge MSCI Min Vol USA ETF	336,880	17,820,952
iShares iBoxx $ Investment Grade Corporate Bond ETF	101,069	12,195,996
iShares TIPS Bond ETF	53,641	6,097,909
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	5

MULTI-INDEX INCOME PRESERVATION PORTFOLIO (continued)

	Shares	Value
Exchange-traded funds - (continued)
PowerShares Senior Loan Portfolio	424,318	$9,780,530
SPDR Bloomberg Barclays High Yield Bond ETF	396,540	14,648,188
SPDR Bloomberg Barclays Short Term Corporate Bond ETF	2,639,490	80,530,840
Vanguard Dividend Appreciation ETF	77,373	7,823,958
Vanguard Energy ETF	4,518	426,906
Vanguard FTSE Emerging Markets ETF	20,462	910,150
Vanguard Health Care ETF	2,725	423,710
Vanguard Information Technology ETF	4,234	698,652
Vanguard Intermediate-Term Corporate Bond ETF	167,233	14,631,129
Vanguard Short-Term Bond ETF	1,045,256	82,951,516
Vanguard Short-Term Corporate Bond ETF	1,011,596	80,553,389
Vanguard Short-Term Inflation-Protected Securities ETF	123,330	6,102,368
Vanguard Total Bond Market ETF	1,376,075	112,163,873

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $439,502,634)		$448,428,031
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.9925% (D)	1,008	1,008

TOTAL SHORT-TERM INVESTMENTS (Cost $1,008)		$1,008
Total investments (Cost $465,603,764) - 100.1%		$482,682,551
Other assets and liabilities, net - (0.1%)		(407,008)
TOTAL NET ASSETS - 100.0%		$482,275,543
Percentages are based upon net assets.
Security Abbreviations and Legend
JHAM	John Hancock Asset Management
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	The rate shown is the annualized seven-day yield as of 11-30-17.
6	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

Notes to Portfolios' investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.

In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and/or other open-end management investment companies other than exchange-traded funds (ETFs) are valued at their respective NAVs each business day. ETFs held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2017, all investments are categorized as Level 1 under the hierarchy described above.

Investments in affiliated underlying funds. Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Multi-Index 2060 Preservation Portfolio
Short Term Government Income	24,307	8,586	(196)	32,697	$1,039	—	($43)	($2,748)	$307,678
Strategic Equity Allocation	1,335,554	351,656	(17,040)	1,670,170	—	—	20,970	1,327,521	24,868,827
					$1,039	—	$20,927	$1,324,773	$25,176,505
Multi-Index 2055 Preservation Portfolio
Short Term Government Income	193,252	18,990	(2,435)	209,807	$7,867	—	($719)	($19,494)	$1,974,282
Strategic Equity Allocation	10,654,746	263,478	(151,312)	10,766,912	—	—	74,419	9,570,068	160,319,324
					$7,867	—	$73,700	$9,550,574	$162,293,606
Multi-Index 2050 Preservation Portfolio
Short Term Government Income	535,968	28,963	(11,417)	553,514	$21,583	—	($4,334)	($50,544)	$5,208,567
Strategic Equity Allocation	29,530,704	93,534	(1,074,349)	28,549,889	—	—	1,080,102	25,090,747	425,107,853
					$21,583	—	$1,075,768	$25,040,203	$430,316,420
Multi-Index 2045 Preservation Portfolio
Short Term Government Income	528,490	45,292	(5,385)	568,397	$21,314	—	($2,557)	($52,111)	$5,348,618
Strategic Equity Allocation	37,856,799	160,842	(1,422,287)	36,595,354	—	—	1,509,234	32,012,090	544,904,826
					$21,314	—	$1,506,677	$31,959,979	$550,253,444
Multi-Index 2040 Preservation Portfolio
Short Term Government Income	638,114	49,260	(2,895)	684,479	$25,449	—	($1,457)	($63,701)	$6,440,950
Strategic Equity Allocation	47,601,262	90,627	(2,419,508)	45,272,381	—	—	2,808,559	38,966,365	674,105,760
					$25,449	—	$2,807,102	$38,902,664	$680,546,710
Multi-Index 2035 Preservation Portfolio
Short Term Government Income	1,557,434	145,725	(11,164)	1,691,995	$61,753	—	($266)	($152,465)	$15,921,670

       7

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Strategic Equity Allocation	55,728,319	—	(4,004,470)	51,723,849	—	—	5,879,898	42,504,077	770,168,109
					$61,753	—	$5,879,632	$42,351,612	$786,089,779
Multi-Index 2030 Preservation Portfolio
Short Term Government Income	1,854,041	220,026	(5,128)	2,068,939	$73,311	—	($2,729)	($186,624)	$19,468,713
Strategic Equity Allocation	54,296,879	170,754	(5,998,533)	48,469,100	—	—	11,446,362	35,013,565	721,704,896
					$73,311	—	$11,443,633	$34,826,941	$741,173,609
Multi-Index 2025 Preservation Portfolio
Short Term Government Income	2,974,788	215,594	(53,777)	3,136,605	$116,740	—	($9,778)	($267,436)	$29,515,454
Strategic Equity Allocation	36,848,373	15,670	(5,987,515)	30,876,528	—	—	13,343,175	(136,641,134)	459,751,500
					$116,740	—	$13,333,397	($136,908,570)	$489,266,954
Multi-Index 2020 Preservation Portfolio
Short Term Government Income	1,695,627	106,839	(62,942)	1,739,524	$67,390	—	($37,918)	($133,206)	$16,368,921
Strategic Equity Allocation	11,091,869	1,982	(3,513,381)	7,580,470	—	—	15,607,053	(7,188,058)	112,873,203
					$67,390	—	$15,569,135	($7,321,264)	$129,242,124
Multi-Index Income Preservation Portfolio
Short Term Government Income	1,062,944	25,418	(51,412)	1,036,950	$42,260	—	($17,146)	($429,163)	$9,757,698
Strategic Equity Allocation	2,001,199	23,504	(379,585)	1,645,118	—	—	1,237	16,765,439	24,495,814
					$42,260	—	($15,909)	$16,336,276	$34,253,512

For additional information on the portfolios' significant accounting policies, please refer to the portfolios' most recent semiannual or annual shareholder report.

       8

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	RCPQ1	11/17
This report is for the information of the shareholders of John Hancock Multi-Index Preservation Portfolios.		1/18

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund

		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 7.3%
U.S. Government - 7.3%
U.S. Treasury Bonds
2.875%, 11/15/2046		$6,000,000	$6,039,375
U.S. Treasury Notes
2.250%, 11/15/2027		22,300,000	21,967,239
			28,006,614
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $27,820,871)			$28,006,614

FOREIGN GOVERNMENT
OBLIGATIONS - 35.1%
Canada - 0.4%
Province of British Columbia
6.600%, 01/09/2020 (A)	INR	106,000,000	1,669,957
China - 3.8%
The Export-Import Bank of China
2.625%, 03/14/2022		$8,000,000	7,929,744
2.875%, 04/26/2026		4,000,000	3,898,276
3.650%, 05/14/2019	CNY	20,000,000	2,995,553
			14,823,573
India - 7.3%
Government of India
7.590%, 01/11/2026	INR	450,000,000	7,161,162
7.680%, 12/15/2023		85,000,000	1,361,388
8.120%, 12/10/2020		450,000,000	7,244,107
8.270%, 06/09/2020		500,000,000	8,041,416
9.150%, 11/14/2024		250,000,000	4,276,900
			28,084,973
Indonesia - 6.6%
Republic of Indonesia
7.000%, 05/15/2022 to 05/15/2027	IDR	111,000,000,000	8,485,198
8.250%, 07/15/2021		80,000,000,000	6,323,152
8.375%, 03/15/2024 to 09/15/2026		127,516,000,000	10,436,472
			25,244,822
Malaysia - 2.1%
Government of Malaysia
3.418%, 08/15/2022	MYR	7,500,000	1,805,331
4.181%, 07/15/2024		18,000,000	4,446,183
4.392%, 04/15/2026		8,000,000	1,984,559
			8,236,073
New Zealand - 1.1%
Dominion of New Zealand
4.500%, 04/15/2027	NZD	3,690,000	2,887,542
5.500%, 04/15/2023		1,600,000	1,267,078
			4,154,620
Philippines - 3.5%
Republic of Philippines
3.500%, 04/21/2023	PHP	247,000,000	4,624,729
3.625%, 09/09/2025		142,233,286	2,616,263
3.700%, 02/02/2042		$3,600,000	3,583,696
3.900%, 11/26/2022	PHP	131,000,000	2,583,640
			13,408,328
Singapore - 1.8%
Republic of Singapore
3.125%, 09/01/2022	SGD	9,000,000	7,083,933
South Korea - 5.1%
Export-Import Bank of Korea
8.000%, 05/15/2018		50,000,000,000	3,720,808
Republic of Korea
1.750%, 06/10/2020	KRW	4,200,000,000	3,826,460
2.750%, 03/10/2018		6,000,000,000	5,529,808
5.000%, 06/10/2020		1,000,000,000	983,651
5.750%, 09/10/2018		6,000,000,000	5,681,020
			19,741,747
Sri Lanka - 0.8%
Republic of Sri Lanka
6.250%, 10/04/2020 (A)		$3,000,000	3,169,773
Thailand - 2.0%
Kingdom of Thailand
1.200%, 07/14/2021	THB	128,967,600	3,929,294
2.125%, 12/17/2026		120,000,000	3,599,849
			7,529,143
Vietnam - 0.6%
Socialist Republic of Vietnam
6.750%, 01/29/2020		$2,000,000	2,167,200
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $137,875,842)			$135,314,142

CORPORATE BONDS - 55.8%
Australia - 3.2%
Australia & New Zealand Banking
Group, Ltd.
4.400%, 05/19/2026 (A)		2,100,000	2,187,576
Australia & New Zealand Banking
Group, Ltd. (6.750% to 6-15-26, then
5 Year U.S. ISDAFIX + 5.168%)
06/15/2026 (B)		3,000,000	3,416,250
FMG Resources August 2006 Pty, Ltd.
4.750%, 05/15/2022 (A)		2,900,000	2,947,096
5.125%, 05/15/2024 (A)		600,000	615,750
Shandong Energy Australia Pty, Ltd.
4.550%, 07/26/2020		1,500,000	1,506,683
Westpac Banking Corp. (5.000% to
9-21-27, then 5 Year U.S. ISDAFIX +
2.888%)
09/21/2027 (B)		1,800,000	1,798,530
			12,471,885
Canada - 1.2%
Nexen Energy ULC
5.875%, 03/10/2035		3,700,000	4,480,300
Cayman Islands - 0.8%
Hilong Holding, Ltd.
7.250%, 06/22/2020		400,000	394,812
WTT Investment, Ltd.
5.500%, 11/21/2022 (A)		1,900,000	1,926,105
Wynn Macau, Ltd.
5.500%, 10/01/2027 (A)		900,000	911,250
			3,232,167
China - 11.9%
Beijing Gas Singapore Capital Corp.
2.750%, 05/31/2022		2,000,000	1,968,002
Bluestar Finance Holdings, Ltd. (4.375%
to 12-17-18, then 3 Year CMT +
7.242%)
12/17/2018 (B)		3,700,000	3,738,373
China Cinda Finance 2015 I, Ltd.
4.250%, 04/23/2025		2,500,000	2,568,425
China Construction Bank Corp. (3.875%
to 5-13-20, then 5 Year CMT +
2.425%)
05/13/2025		4,000,000	4,045,740
China Merchants Finance Company, Ltd.
5.000%, 05/04/2022		2,000,000	2,131,455

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
China (continued)
China Reinsurance Finance Corp., Ltd.
3.375%, 03/09/2022		$3,200,000	$3,159,395
China Southern Power Grid International
Finance BVI Company, Ltd.
3.500%, 05/08/2027 (A)		2,000,000	2,002,014
Chinalco Capital Holdings, Ltd.
4.000%, 08/25/2021		3,500,000	3,466,932
COSCO Finance 2011, Ltd.
4.000%, 12/03/2022		600,000	620,704
Dianjian Haixing, Ltd. (4.050% to
10-21-19, then 5 Year CMT +
7.605%)
10/21/2019 (B)		3,500,000	3,515,862
Health and Happiness H&H International
Holdings, Ltd.
7.250%, 06/21/2021		1,000,000	1,043,646
7.250%, 06/21/2021 (A)		1,600,000	1,669,894
Industrial & Commercial Bank of
China, Ltd.
4.875%, 09/21/2025		2,500,000	2,650,447
Parkson Retail Group, Ltd.
4.500%, 05/03/2018		2,000,000	1,970,462
Proven Honour Capital, Ltd.
4.125%, 05/19/2025		3,600,000	3,717,104
Times Property Holdings, Ltd.
11.450%, 03/05/2020		2,000,000	2,137,158
West China Cement, Ltd.
6.500%, 09/11/2019		1,500,000	1,542,786
Yongda Investment, Ltd.
3.750%, 07/21/2020		4,000,000	4,055,012
			46,003,411
Hong Kong - 7.8%
Chong Hing Bank, Ltd. (3.876% to
7-26-22, then 5 Year CMT + 2.030%)
07/26/2027		3,000,000	2,985,078
Double Rosy, Ltd.
3.625%, 11/18/2019		2,000,000	2,012,896
HeSteel Hong Kong Company, Ltd.
4.250%, 04/07/2020		2,200,000	2,203,601
HKT Capital No. 2, Ltd.
3.625%, 04/02/2025		3,000,000	3,020,676
HLP Finance, Ltd.
4.750%, 06/25/2022		4,000,000	4,228,844
Huarong Finance II Company, Ltd.
4.875%, 11/22/2026		3,000,000	3,111,027
Kunlun Energy Company, Ltd.
3.750%, 05/13/2025		3,000,000	3,068,760
MCC Holding Hong Kong Corp., Ltd.
2.950%, 05/31/2020		3,200,000	3,185,994
RKI Overseas Finance 2016 A, Ltd.
5.000%, 08/09/2019		3,000,000	3,006,765
Weichai International Hong Kong Energy
Group Company, Ltd. (3.750% to
9-14-22, then 5 Year CMT + 6.084%)
09/14/2022 (B)		3,100,000	3,045,986
Wharf Finance No 1, Ltd.
4.000%, 03/27/2018	CNY	1,560,000	235,283
			30,104,910
India - 3.7%
Adani Ports & Special Economic
Zone, Ltd.
4.000%, 07/30/2027 (A)		$2,200,000	2,191,946
Bharti Airtel International Netherlands
BV
5.125%, 03/11/2023 (A)		1,600,000	1,702,438
GMR Hyderabad International
Airport, Ltd.
4.250%, 10/27/2027 (A)		1,000,000	980,996
HPCL-Mittal Energy, Ltd.
5.250%, 04/28/2027		2,000,000	2,071,398
IDBI Bank, Ltd.
4.125%, 04/23/2020		1,500,000	1,519,358
NTPC, Ltd.
4.250%, 02/26/2026		1,500,000	1,555,677
Reliance Industries, Ltd.
4.875%, 02/10/2045 (A)		3,000,000	3,285,549
Vedanta Resources PLC
7.125%, 05/31/2023		1,000,000	1,075,000
			14,382,362
Indonesia - 6.7%
ABM Investama Tbk PT
7.125%, 08/01/2022 (A)		2,800,000	2,896,365
Bukit Makmur Mandiri Utama PT
7.750%, 02/13/2022 (A)		1,800,000	1,928,002
Pelabuhan Indonesia II PT
4.250%, 05/05/2025 (A)		1,500,000	1,535,625
Pelabuhan Indonesia III Persero PT
4.875%, 10/01/2024 (A)		900,000	959,580
Pertamina Persero PT
6.450%, 05/30/2044		2,000,000	2,390,172
Perusahaan Gas Negara Persero Tbk
5.125%, 05/16/2024		1,000,000	1,076,479
Perusahaan Gas Negara Persero Tbk PT
5.125%, 05/16/2024 (A)		2,000,000	2,152,958
Perusahaan Listrik Negara PT
4.125%, 05/15/2027 (A)		3,400,000	3,386,044
5.500%, 11/22/2021		4,000,000	4,342,520
Saka Energi Indonesia PT
4.450%, 05/05/2024 (A)		5,000,000	5,061,750
			25,729,495
Isle of Man - 1.2%
Gohl Capital, Ltd.
4.250%, 01/24/2027		4,700,000	4,812,654
Malaysia - 2.4%
IOI Investment L BHD
4.375%, 06/27/2022		4,915,000	5,090,328
SSG Resources, Ltd.
4.250%, 10/04/2022		4,000,000	4,168,276
			9,258,604
Mauritius - 1.0%
Greenko Investment Company
4.875%, 08/16/2023 (A)		1,100,000	1,090,443
HT Global IT Solutions Holdings, Ltd.
7.000%, 07/14/2021		2,800,000	2,960,636
			4,051,079
Philippines - 0.8%
Asian Development Bank
2.850%, 10/21/2020	CNY	20,000,000	2,929,748
Singapore - 2.9%
Alam Synergy Pte, Ltd.
6.950%, 03/27/2020 (A)		$800,000	808,160
Indika Energy Capital III Pte, Ltd.
5.875%, 11/09/2024 (A)		2,300,000	2,282,203
ONGC Videsh Vankorneft Pte, Ltd.
3.750%, 07/27/2026		1,500,000	1,494,812

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Singapore (continued)
Singapore Post, Ltd. (4.250% to 3-2-22,
then 10 Year Singapore Swap Offered
Rate + 3.692%)
03/02/2022 (B)	SGD	5,000,000	$3,915,316
TBG Global Pte, Ltd.
5.250%, 02/10/2022		$2,500,000	2,547,233
			11,047,724
South Korea - 4.4%
Busan Bank Company, Ltd.
3.625%, 07/25/2026		4,000,000	3,886,160
DB Insurance Company, Ltd.
3.865%, 05/25/2027	KRW	8,000,000,000	7,226,773
The Korea Development Bank
7.000%, 11/30/2022 (A)	IDR	52,000,000,000	3,805,234
Woori Bank (5.250% to 5-16-22, then 5
Year CMT + 3.347%)
05/16/2022 (A)(B)		$2,100,000	2,124,347
			17,042,514
Thailand - 2.7%
PTT Global Chemical PCL
4.250%, 09/19/2022		2,000,000	2,105,550
PTTEP Canada International
Finance, Ltd.
6.350%, 06/12/2042		900,000	1,164,918
Thai Oil PCL
3.625%, 01/23/2023 (A)		4,075,000	4,168,852
4.875%, 01/23/2043		2,700,000	2,901,615
			10,340,935
United States - 3.8%
Incitec Pivot Finance LLC
3.950%, 08/03/2027		2,225,000	2,219,520
International Finance Corp.
3.100%, 09/24/2019	CNY	20,000,000	2,965,036
6.450%, 10/30/2018	INR	250,000,000	3,906,378
Morgan Stanley
4.750%, 11/16/2018	AUD	2,000,000	1,547,299
7.375%, 02/22/2018		2,250,000	1,720,836
Reliance Holding USA, Inc.
5.400%, 02/14/2022		$2,000,000	2,180,408
			14,539,477
Virgin Islands, British - 1.3%
State Grid Overseas Investment 2016,
Ltd.
4.000%, 05/04/2047 (A)		4,800,000	4,866,366
TOTAL CORPORATE BONDS
(Cost $214,352,942)			$215,293,631
Total Investments (Asia Pacific Total Return Bond Fund)
(Cost $380,049,655) - 98.2%			$378,614,387
Other assets and liabilities, net - 1.8%			7,029,819
TOTAL NET ASSETS - 100.0%			$385,644,206

Currency Abbreviations

AUD	Australian Dollar
CNY	Chinese Yuan Renminbi
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Won
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thai Bhat

Security Abbreviations and Legend

CMT	Constant Maturity Treasury
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $62,326,273 or 16.2% of the fund’s net assets as of 11-30-17.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
10-Year U.S. Treasury Note Future	877	Short	Mar 2018	$(109,369,697)	$(108,789,110)	$580,587
						$580,587

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
AUD	24,000,000	USD	18,199,824	Australia and New Zealand Banking Group	12/20/2017	—	($47,590)
USD	18,706,873	AUD	24,600,000	Royal Bank of Scotland	12/20/2017	$100,834	—
USD	15,066,080	INR	975,830,000	Australia and New Zealand Banking Group	12/20/2017	—	(40,004)
USD	20,841,443	KRW	22,662,360,000	Australia and New Zealand Banking Group	12/20/2017	14,281	—
USD	1,314,840	NZD	1,900,000	HSBC	12/20/2017	16,495	—

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
USD	6,956,137	PHP	350,554,500	Australia and New Zealand Banking Group	12/20/2017	—	($11,888)
						$131,610	($99,482)

Derivatives currency abbreviations

AUD	Australian Dollar
INR	Indian Rupee
KRW	Korean Won
NZD	New Zealand Dollar
PHP	Philippine Peso
USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Capital Appreciation Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 99.3%
Consumer discretionary – 19.0%
Automobiles – 1.4%
Tesla, Inc. (A)(B)	83,226	$25,704,350
Hotels, restaurants and leisure – 4.0%
Marriott International, Inc., Class A	290,854	36,938,458
McDonald’s Corp.	201,042	34,573,193
		71,511,651
Internet and direct marketing retail – 8.8%
Amazon.com, Inc. (A)	68,065	80,095,489
Netflix, Inc. (A)	267,139	50,109,934
The Priceline Group, Inc. (A)	15,712	27,334,324
		157,539,747
Media – 1.3%
Charter Communications, Inc.,
Class A (A)	74,265	24,225,986
Specialty retail – 1.7%
Industria de Diseno Textil SA	183,150	6,478,563
The Home Depot, Inc.	130,375	23,444,033
		29,922,596
Textiles, apparel and luxury goods – 1.8%
adidas AG	72,238	15,096,211
Kering	38,891	17,246,054
		32,342,265
		341,246,595
Consumer staples – 4.3%
Beverages – 1.3%
Monster Beverage Corp. (A)	365,905	22,931,266
Food and staples retailing – 1.5%
Costco Wholesale Corp.	143,479	26,461,832
Personal products – 1.5%
The Estee Lauder Companies, Inc.,
Class A	215,577	26,910,477
		76,303,575
Energy – 1.2%
Oil, gas and consumable fuels – 1.2%
Concho Resources, Inc. (A)	159,378	22,290,607
Financials – 3.3%
Banks – 1.8%
JPMorgan Chase & Co.	309,180	32,315,494
Capital markets – 1.5%
The Goldman Sachs Group, Inc.	107,882	26,715,898
		59,031,392
Health care – 9.7%
Biotechnology – 5.0%
AbbVie, Inc.	263,883	25,575,540
Alexion Pharmaceuticals, Inc. (A)	84,067	9,231,397
BioMarin Pharmaceutical, Inc. (A)	212,250	18,211,050
Celgene Corp. (A)	190,930	19,251,472
Vertex Pharmaceuticals, Inc. (A)	119,589	17,255,497
		89,524,956
Health care providers and services – 1.6%
UnitedHealth Group, Inc.	128,588	29,339,924
Life sciences tools and services – 1.3%
Illumina, Inc. (A)	97,120	22,340,514
Pharmaceuticals – 1.8%
Bristol-Myers Squibb Company	507,179	32,048,641
		173,254,035
Industrials – 6.4%
Aerospace and defense – 2.3%
The Boeing Company	149,868	41,483,462
Air freight and logistics – 1.5%
FedEx Corp.	114,591	26,523,233
Machinery – 2.6%
Caterpillar, Inc.	157,108	22,175,794
Parker-Hannifin Corp.	134,677	25,250,591
		47,426,385
		115,433,080
Information technology – 52.6%
Electronic equipment, instruments and components – 0.6%
Corning, Inc.	331,930	10,751,213
Internet software and services – 16.3%
Alibaba Group Holding, Ltd., ADR (A)	415,407	73,560,272
Alphabet, Inc., Class A (A)	39,453	40,880,015
Alphabet, Inc., Class C (A)	40,231	41,092,346
Facebook, Inc., Class A (A)	432,537	76,636,906
Tencent Holdings, Ltd.	1,169,729	59,891,447
		292,060,986
IT services – 9.3%
FleetCor Technologies, Inc. (A)	116,388	21,167,486
Mastercard, Inc., Class A	384,042	57,786,800

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT services (continued)
PayPal Holdings, Inc. (A)	360,136	$27,273,099
Visa, Inc., Class A	529,807	59,650,970
		165,878,355
Semiconductors and semiconductor equipment – 6.7%
Broadcom, Ltd.	144,211	40,082,003
Intel Corp.	399,729	17,923,848
NVIDIA Corp.	184,965	37,124,325
Texas Instruments, Inc.	249,076	24,232,604
		119,362,780
Software – 13.7%
Activision Blizzard, Inc.	404,505	25,241,112
Adobe Systems, Inc. (A)	261,264	47,411,578
Microsoft Corp.	848,416	71,411,175
Red Hat, Inc. (A)	196,273	24,879,565
salesforce.com, Inc. (A)	423,073	44,134,975
Splunk, Inc. (A)	187,113	14,985,880
Workday, Inc., Class A (A)	176,709	18,201,027
		246,265,312
Technology hardware, storage and peripherals – 6.0%
Apple, Inc.	625,728	107,531,357
		941,850,003
Materials – 1.4%
Chemicals – 1.4%
Albemarle Corp.	192,537	25,861,570
Real estate – 1.4%
Equity real estate investment trusts – 1.4%
Crown Castle International Corp.	217,946	24,627,898
TOTAL COMMON STOCKS (Cost $818,579,292)		$1,779,898,755

SECURITIES LENDING COLLATERAL – 1.4%
John Hancock Collateral Trust,
1.2290% (C)(D)	2,478,900	24,800,895
TOTAL SECURITIES LENDING COLLATERAL
(Cost $24,802,577)		$24,800,895

SHORT-TERM INVESTMENTS – 0.8%
Money market funds – 0.8%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
0.9925% (C)	14,110,876	14,110,876
TOTAL SHORT-TERM INVESTMENTS
(Cost $14,110,876)		$14,110,876
Total Investments (Capital Appreciation Fund)
(Cost $857,492,745) – 101.5%		$1,818,810,526
Other assets and liabilities, net – (1.5%)		(27,468,206)
TOTAL NET ASSETS – 100.0%		$1,791,342,320

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 11-30-17. The value of securities on loan amounted to $24,315,343.
(C)	The rate shown is the annualized seven-day yield as of 11-30-17.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 66.2%
Consumer discretionary – 11.1%
Auto components – 1.3%
Adient PLC	134,535	$10,528,699
Magna International, Inc.	258,587	14,480,872
		25,009,571
Diversified consumer services – 0.0%
Service Corp. International (A)	340,000	354,025
Hotels, restaurants and leisure – 3.1%
Aramark	738,160	31,445,616
Yum! Brands, Inc.	327,922	27,371,649
		58,817,265
Internet and direct marketing retail – 2.8%
Amazon.com, Inc. (A)	37,583	44,225,795
The Priceline Group, Inc. (A)	5,500	9,568,405
		53,794,200
Media – 1.7%
Comcast Corp., Class A	652,410	24,491,471
Liberty Global PLC, Series C (A)	212,878	6,563,029
		31,054,500
Specialty retail – 2.2%
AutoZone, Inc. (A)	20,722	14,231,041
O’Reilly Automotive, Inc. (A)	116,947	27,624,051
		41,855,092
		210,884,653
Consumer staples – 7.4%
Beverages – 2.0%
Dr. Pepper Snapple Group, Inc.	328,717	29,646,986
PepsiCo, Inc.	63,688	7,420,926
		37,067,912
Food and staples retailing – 0.3%
CVS Health Corp.	71,100	5,446,260
Food products – 2.3%
Mondelez International, Inc., Class A	364,392	15,646,992
The Kraft Heinz Company	236,270	19,225,290
Tyson Foods, Inc., Class A	114,964	9,455,789
		44,328,071
Household products – 0.3%
Essity AB, Class B (A)	223,866	6,508,937
Tobacco – 2.5%
British American Tobacco PLC	154,088	9,798,812
Philip Morris International, Inc.	365,744	37,580,196
		47,379,008
		140,730,188
Energy – 1.1%
Oil, gas and consumable fuels – 1.1%
Canadian Natural Resources, Ltd.	268,200	9,097,344
Enterprise Products Partners LP	268,700	6,618,081
TOTAL SA	83,897	4,742,268
		20,457,693
Financials – 7.7%
Banks – 1.7%
The PNC Financial Services Group, Inc.	235,665	33,125,072
Capital markets – 2.9%
Intercontinental Exchange, Inc.	83,400	5,958,930
State Street Corp.	152,137	14,506,263
The Bank of New York Mellon Corp.	613,990	33,609,813
		54,075,006
Insurance – 3.1%
Marsh & McLennan Companies, Inc.	632,200	53,060,546

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
RSA Insurance Group PLC	700,247	$5,764,598
		58,825,144
		146,025,222
Health care – 15.9%
Biotechnology – 0.9%
Biogen, Inc. (A)	54,328	17,502,852
Bioverativ, Inc. (A)	3,605	180,322
		17,683,174
Health care equipment and supplies – 6.8%
Abbott Laboratories	669,898	37,762,150
Becton, Dickinson and Company	193,917	44,253,799
Danaher Corp.	502,036	47,372,117
		129,388,066
Health care providers and services – 3.9%
Aetna, Inc.	95,474	17,202,505
Anthem, Inc.	65,160	15,309,994
Cigna Corp.	32,653	6,913,620
Humana, Inc.	35,977	9,384,960
UnitedHealth Group, Inc.	105,606	24,096,121
		72,907,200
Life sciences tools and services – 3.0%
PerkinElmer, Inc.	556,681	41,016,256
Thermo Fisher Scientific, Inc.	84,605	16,308,460
		57,324,716
Pharmaceuticals – 1.3%
Perrigo Company PLC	68,991	6,016,705
Zoetis, Inc.	259,387	18,751,086
		24,767,791
		302,070,947
Industrials – 5.4%
Building products – 0.5%
Johnson Controls International PLC	248,344	9,347,668
Commercial services and supplies – 0.4%
Waste Connections, Inc.	116,733	8,034,732
Industrial conglomerates – 1.8%
General Electric Company	682,295	12,479,176
Roper Technologies, Inc.	79,966	21,367,715
		33,846,891
Machinery – 1.4%
Fortive Corp.	283,536	21,165,962
Pentair PLC	28,811	2,050,191
The Middleby Corp. (A)	37,824	4,823,316
		28,039,469
Professional services – 1.3%
Equifax, Inc.	126,221	14,404,341
RELX PLC	446,510	10,432,254
		24,836,595
		104,105,355
Information technology – 14.5%
Internet software and services – 2.7%
Alphabet, Inc., Class A (A)	4,200	4,351,914
Alphabet, Inc., Class C (A)	46,794	47,795,860
		52,147,774
IT services – 8.2%
Fidelity National Information
Services, Inc.	354,391	33,429,703
Fiserv, Inc. (A)	417,365	54,862,629
Mastercard, Inc., Class A	94,515	14,221,672
Visa, Inc., Class A	471,100	53,041,149
		155,555,153
Software – 2.9%
Intuit, Inc.	85,420	13,429,732
Microsoft Corp.	501,500	42,211,255
		55,640,987
Technology hardware, storage and peripherals – 0.7%
Apple, Inc.	71,700	12,321,645
		275,665,559
Materials – 1.1%
Containers and packaging – 1.1%
Amcor, Ltd.	825,978	9,686,492
Ball Corp.	278,842	11,128,584
		20,815,076
Real estate – 0.7%
Equity real estate investment trusts – 0.7%
American Tower Corp.	37,400	5,382,982
SBA Communications Corp. (A)	45,977	7,804,596
		13,187,578
Utilities – 1.3%
Electric utilities – 1.0%
Eversource Energy	116,797	7,574,285
PG&E Corp.	204,564	11,095,551
		18,669,836
Multi-utilities – 0.3%
DTE Energy Company	61,401	7,096,114
		25,765,950
TOTAL COMMON STOCKS (Cost $945,145,212)		$1,259,708,221

PREFERRED SECURITIES – 3.4%
Financials – 0.5%
Banks – 0.4%
U.S. Bancorp (6.500% to 1-15-22, then 3
month LIBOR + 4.468%) (B)	27,000	776,790
Wells Fargo & Company, Series L,
7.500%	4,267	5,722,047
		6,498,837
Capital markets – 0.1%
State Street Corp., 6.000% (B)	19,143	505,758
The Charles Schwab Corp., 5.950% (B)	8,000	217,920
The Charles Schwab Corp., 6.000%	72,000	1,945,440
		2,669,118
		9,167,955
Health care – 1.1%
Health care equipment and supplies –
1.1%
Becton, Dickinson and Company,
6.125%	332,042	20,148,309
Real estate – 0.5%
Equity real estate investment trusts –
0.5%
American Tower Corp., 5.500%	59,115	7,457,357
Crown Castle International Corp.,
Series A, 6.875%	2,326	2,690,694
		10,148,051
Utilities – 1.3%
Electric utilities – 0.7%
Alabama Power Company, 5.000% (B)	50,000	1,332,500
NextEra Energy, Inc., 6.123% (B)	39,074	2,203,774

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED
SECURITIES (continued)
Electric utilities (continued)
SCE Trust II, 5.100%	9,890	$252,492
SCE Trust III (5.750% to 3-15-24, then 3
month LIBOR + 2.990%)	80,739	2,211,441
SCE Trust IV (5.375 to 9-15-25, then 3
month LIBOR + 3.132%) (B)	180,000	4,786,200
SCE Trust V (5.450 to 3-15-26, then 3
month LIBOR + 3.790%)	50,000	1,381,500
SCE Trust VI, 5.000%	50,000	1,254,000
		13,421,907
Multi-utilities – 0.6%
DTE Energy Company, 5.250% (A)	165,000	4,167,900
DTE Energy Company, 6.500%	135,564	7,620,052
		11,787,952
		25,209,859
TOTAL PREFERRED SECURITIES (Cost $56,720,147)		$64,674,174

CORPORATE BONDS - 20.2%
Consumer discretionary - 6.0%
Amazon.com, Inc.
2.600%, 12/05/2019	$1,568,000	1,586,306
AutoZone, Inc.
1.625%, 04/21/2019	215,000	213,291
2.500%, 04/15/2021	900,000	893,268
CCO Holdings LLC
5.000%, 02/01/2028 (C)	1,685,000	1,642,875
5.125%, 05/01/2023 (C)	475,000	491,625
5.250%, 03/15/2021 to 09/30/2022	5,030,000	5,162,575
5.750%, 09/01/2023 to 01/15/2024	4,255,000	4,396,119
5.875%, 04/01/2024 (C)	820,000	858,950
Cedar Fair LP
5.375%, 06/01/2024	2,103,000	2,202,893
5.375%, 04/15/2027 (C)	935,000	984,088
Cequel Communications Holdings I LLC
6.375%, 09/15/2020 (C)	2,748,000	2,785,785
Charter Communications Operating LLC
3.579%, 07/23/2020	575,000	584,373
DISH DBS Corp.
4.250%, 04/01/2018	770,000	775,698
Dollar Tree, Inc.
5.750%, 03/01/2023	3,575,000	3,740,344
Ford Motor Credit Company LLC
1.724%, 12/06/2017	1,425,000	1,425,000
2.145%, 01/09/2018	1,085,000	1,085,406
2.375%, 03/12/2019	2,500,000	2,501,045
2.597%, 11/04/2019	2,375,000	2,383,434
5.000%, 05/15/2018	990,000	1,003,613
Ford Motor Credit Company LLC (3
month LIBOR + 0.570%)
1.886%, 12/06/2017 (D)	2,725,000	2,725,073
Hilton Domestic Operating
Company, Inc.
4.250%, 09/01/2024	800,000	812,000
KFC Holding Company/Pizza Hut
Holdings LLC/Taco Bell of
America LLC
4.750%, 06/01/2027 (C)	9,120,000	9,333,408
5.000%, 06/01/2024 (C)	1,285,000	1,346,038
5.250%, 06/01/2026 (C)	2,458,000	2,599,335
L Brands, Inc.
8.500%, 06/15/2019	3,230,000	3,508,588
Lamar Media Corp.
5.875%, 02/01/2022	850,000	870,188
McDonald’s Corp.
2.100%, 12/07/2018	255,000	255,222
Netflix, Inc.
4.375%, 11/15/2026	4,955,000	4,880,675
4.875%, 04/15/2028 (C)	10,875,000	10,725,469
5.875%, 02/15/2025	683,000	730,810
Service Corp. International
5.375%, 05/15/2024	2,260,000	2,378,650
Sirius XM Radio, Inc.
6.000%, 07/15/2024 (C)	3,535,000	3,751,519
Tesla, Inc.
5.300%, 08/15/2025 (C)	5,795,000	5,532,487
Time Warner Cable LLC
6.750%, 07/01/2018	2,375,000	2,436,976
Unitymedia GmbH
6.125%, 01/15/2025 (C)	2,475,000	2,614,961
Unitymedia Hessen GmbH & Company
KG
5.500%, 01/15/2023 (C)	5,814,000	5,989,874
Virgin Media Finance PLC
6.000%, 10/15/2024 (C)	1,950,000	2,018,250
Virgin Media Secured Finance PLC
5.250%, 01/15/2026 (C)	1,725,000	1,778,906
Yum! Brands, Inc.
3.750%, 11/01/2021	5,275,000	5,393,688
3.875%, 11/01/2020 to 11/01/2023	4,895,000	4,963,463
5.300%, 09/15/2019	1,030,000	1,073,775
5.350%, 11/01/2043	1,045,000	1,005,813
6.250%, 03/15/2018	1,695,000	1,711,950
6.875%, 11/15/2037	1,230,000	1,353,000
		114,506,806
Consumer staples - 1.3%
Anheuser-Busch InBev Finance, Inc.
1.900%, 02/01/2019	1,665,000	1,661,773
2.650%, 02/01/2021	925,000	931,887
3.300%, 02/01/2023	1,175,000	1,204,725
Anheuser-Busch InBev Finance, Inc. (3
month LIBOR + 1.260%)
2.641%, 02/01/2021 (D)	1,750,000	1,808,590
Aramark Services, Inc.
5.000%, 04/01/2025 (C)	5,625,000	5,990,625
B&G Foods, Inc.
4.625%, 06/01/2021	975,000	989,918
PepsiCo, Inc.
1.250%, 04/30/2018	620,000	618,855
Philip Morris International, Inc.
2.000%, 02/21/2020	1,920,000	1,908,398
2.625%, 02/18/2022	2,380,000	2,383,126
Philip Morris International, Inc. (3 month
LIBOR + 0.420%)
1.861%, 02/21/2020 (D)	1,275,000	1,281,097
Reckitt Benckiser Treasury Services PLC
(3 month LIBOR + 0.560%)
1.888%, 06/24/2022 (C)(D)	2,110,000	2,115,601
Spectrum Brands, Inc.
6.125%, 12/15/2024	725,000	765,781
6.625%, 11/15/2022	1,570,000	1,628,875
The Kroger Company
2.000%, 01/15/2019	645,000	643,853
TreeHouse Foods, Inc.
6.000%, 02/15/2024 (C)	275,000	287,719
		24,220,823

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy - 0.5%
Canadian Natural Resources, Ltd.
1.750%, 01/15/2018	$710,000	$709,696
Chevron Corp.
1.365%, 03/02/2018	2,360,000	2,359,781
Diamondback Energy, Inc.
4.750%, 11/01/2024	285,000	288,206
Enbridge Energy Partners LP
6.500%, 04/15/2018	90,000	91,500
EQT Corp.
8.125%, 06/01/2019	941,000	1,019,191
Matador Resources Company
6.875%, 04/15/2023	1,650,000	1,740,750
Shell International Finance BV (3 month
LIBOR + 0.450%)
1.863%, 05/11/2020 (D)	3,385,000	3,411,809
		9,620,933
Financials - 1.3%
Burlington Northern Santa Fe LLC
3.250%, 06/15/2027	1,640,000	1,661,784
HUB International, Ltd.
7.875%, 10/01/2021 (C)	6,075,000	6,318,000
Marsh & McLennan Companies, Inc.
2.350%, 03/06/2020	810,000	810,310
2.750%, 01/30/2022	865,000	866,521
3.300%, 03/14/2023	315,000	322,196
MSCI, Inc.
5.250%, 11/15/2024 (C)	2,375,000	2,511,563
5.750%, 08/15/2025 (C)	855,000	921,263
Regions Bank
7.500%, 05/15/2018	15,000	15,362
State Street Corp. (5.250% to 9-15-20,
then 3 month LIBOR + 3.597%)
09/15/2020 (E)	1,550,000	1,629,050
The Bank of New York Mellon Corp.
(4.625% to 9-20-26, then 3 month
LIBOR + 3.131%)
09/20/2026 (E)	1,900,000	1,947,500
The Bank of New York Mellon Corp.
(4.950% to 6-20-20, then 3 month
LIBOR + 3.420%)
06/20/2020 (E)	2,450,000	2,538,813
The PNC Financial Services Group, Inc.
(5.000% to 11-1-26, then 3 month
LIBOR + 3.300%)
11/01/2026 (E)	2,965,000	3,157,725
U.S. Bancorp (5.300% to 4-15-27, then 3
month LIBOR + 2.914%)
04/15/2027 (E)	1,155,000	1,253,175
		23,953,262
Health care - 3.0%
Becton, Dickinson and Company
2.675%, 12/15/2019	1,307,000	1,312,921
3.363%, 06/06/2024	1,970,000	1,968,837
Becton, Dickinson and Company (3
month LIBOR + 1.030%)
2.346%, 06/06/2022 (D)	1,895,000	1,902,409
Centene Corp.
4.750%, 05/15/2022	2,550,000	2,646,926
5.625%, 02/15/2021	5,776,000	5,963,720
6.125%, 02/15/2024	3,620,000	3,873,400
Eli Lilly & Company
1.250%, 03/01/2018	1,330,000	1,328,851
Fresenius Medical Care US Finance, Inc.
5.750%, 02/15/2021 (C)	575,000	623,519
HCA, Inc.
3.750%, 03/15/2019	1,050,000	1,063,125
4.250%, 10/15/2019	1,830,000	1,878,038
6.500%, 02/15/2020	8,895,000	9,551,006
Hologic, Inc.
4.375%, 10/15/2025 (C)	1,915,000	1,958,088
5.250%, 07/15/2022 (C)	8,165,000	8,522,219
Medtronic Global Holdings SCA
1.700%, 03/28/2019	2,350,000	2,340,807
3.350%, 04/01/2027	1,340,000	1,366,979
Medtronic, Inc.
1.500%, 03/15/2018	1,650,000	1,649,423
2.500%, 03/15/2020	995,000	1,002,892
Pfizer, Inc.
1.200%, 06/01/2018	4,550,000	4,540,943
Teleflex, Inc.
4.625%, 11/15/2027	415,000	423,964
4.875%, 06/01/2026	625,000	647,431
Thermo Fisher Scientific, Inc.
3.200%, 08/15/2027	1,655,000	1,629,437
UnitedHealth Group, Inc.
1.400%, 12/15/2017	1,070,000	1,069,992
Universal Health Services, Inc.
3.750%, 08/01/2019 (C)	290,000	295,800
		57,560,727
Industrials - 1.6%
3M Company
2.250%, 03/15/2023	1,680,000	1,662,258
2.875%, 10/15/2027	2,100,000	2,082,315
Caterpillar Financial Services Corp.
2.250%, 12/01/2019	810,000	812,018
CNH Industrial Capital LLC
3.625%, 04/15/2018	3,225,000	3,233,385
3.875%, 07/16/2018	600,000	606,000
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 05/10/2021	252,039	273,779
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 10/11/2025	1,035,426	1,087,197
Continental Airlines 2012-1 Class B Pass
Through Trust
6.250%, 10/11/2021	236,602	249,189
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 10/15/2020	63,165	65,598
Fortive Corp.
1.800%, 06/15/2019	205,000	203,632
IHS Markit, Ltd.
5.000%, 11/01/2022 (C)	2,475,000	2,635,875
Lennox International, Inc.
3.000%, 11/15/2023	510,000	504,296
Moog, Inc.
5.250%, 12/01/2022 (C)	550,000	571,313
Northrop Grumman Corp.
2.550%, 10/15/2022	2,940,000	2,919,022
2.930%, 01/15/2025	3,555,000	3,536,415
3.250%, 01/15/2028	6,250,000	6,250,656
Trinity Acquisition PLC
4.400%, 03/15/2026	1,035,000	1,094,269
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 10/22/2024	58,037	64,670

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 12/03/2026	$214,097	$228,570
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 12/03/2022	283,143	309,334
US Airways 2013-1 Class A Pass
Through Trust
3.950%, 05/15/2027	502,246	523,341
US Airways 2013-1 Class B Pass
Through Trust
5.375%, 05/15/2023	371,075	392,263
Welbilt, Inc.
9.500%, 02/15/2024	300,000	341,250
Xylem, Inc.
3.250%, 11/01/2026	400,000	396,374
4.875%, 10/01/2021	100,000	108,236
		30,151,255
Information technology - 2.0%
Amphenol Corp.
2.200%, 04/01/2020	1,400,000	1,395,089
3.200%, 04/01/2024	700,000	699,456
Apple, Inc.
1.500%, 09/12/2019	5,420,000	5,378,901
Fiserv, Inc.
2.700%, 06/01/2020	1,590,000	1,608,956
Harris Corp.
1.999%, 04/27/2018	670,000	670,334
Microsoft Corp.
3.300%, 02/06/2027	14,780,000	15,222,444
NXP BV
3.750%, 06/01/2018 (C)	11,119,000	11,171,815
4.125%, 06/15/2020 (C)	275,000	282,648
Texas Instruments, Inc.
2.900%, 11/03/2027	1,050,000	1,039,759
		37,469,402
Materials - 0.7%
Ecolab, Inc.
2.000%, 01/14/2019	1,260,000	1,258,945
Reynolds Group Issuer, Inc.
5.125%, 07/15/2023 (C)	1,425,000	1,478,438
5.750%, 10/15/2020	6,080,000	6,182,600
6.875%, 02/15/2021	2,239,308	2,285,494
Reynolds Group Issuer, Inc. (3 month
LIBOR + 3.500%)
4.859%, 07/15/2021 (C)(D)	2,660,000	2,716,525
		13,922,002
Real estate - 1.7%
American Tower Corp.
3.300%, 02/15/2021	965,000	983,989
CBRE Services, Inc.
5.000%, 03/15/2023	1,000,000	1,027,658
Crown Castle International Corp.
4.875%, 04/15/2022	2,950,000	3,172,577
5.250%, 01/15/2023	6,725,000	7,383,365
Iron Mountain, Inc.
4.375%, 06/01/2021 (C)	1,675,000	1,720,259
5.750%, 08/15/2024	3,140,000	3,214,575
6.000%, 08/15/2023	625,000	654,875
SBA Communications Corp.
4.875%, 07/15/2022 to 09/01/2024	13,265,000	13,729,275
		31,886,573
Telecommunication services - 0.7%
Level 3 Financing, Inc.
5.375%, 08/15/2022	1,682,000	1,705,128
5.625%, 02/01/2023	1,750,000	1,769,688
T-Mobile USA, Inc.
6.836%, 04/28/2023	1,050,000	1,102,500
Verizon Communications, Inc.
3.125%, 03/16/2022	2,350,000	2,381,297
Verizon Communications, Inc. (3 month
LIBOR + 1.000%)
2.321%, 03/16/2022 (D)	2,350,000	2,404,779
Ziggo Secured Finance BV
5.500%, 01/15/2027 (C)	4,175,000	4,195,875
		13,559,267
Utilities - 1.4%
Berkshire Hathaway Energy Company
2.400%, 02/01/2020	980,000	983,440
CMS Energy Corp.
8.750%, 06/15/2019	345,000	377,476
Dominion Energy, Inc.
2.962%, 07/01/2019	255,000	257,152
DTE Energy Company
3.800%, 03/15/2027	3,775,000	3,882,795
Edison International
2.125%, 04/15/2020	2,350,000	2,340,250
Eversource Energy
2.750%, 03/15/2022	1,275,000	1,278,012
2.900%, 10/01/2024	850,000	842,306
NiSource Finance Corp.
3.490%, 05/15/2027	3,370,000	3,407,288
4.375%, 05/15/2047	1,795,000	1,916,304
NSTAR Electric Company
3.200%, 05/15/2027	1,735,000	1,754,028
Pacific Gas & Electric Company
3.300%, 03/15/2027	2,145,000	2,143,373
Southern California Gas Company
3.200%, 06/15/2025	1,350,000	1,379,151
The Southern Company
1.550%, 07/01/2018	2,210,000	2,205,481
1.850%, 07/01/2019	1,080,000	1,074,457
Virginia Electric & Power Company
3.150%, 01/15/2026	690,000	694,091
3.500%, 03/15/2027	1,645,000	1,698,857
		26,234,461
TOTAL CORPORATE BONDS (Cost $379,086,598)		$383,085,511

TERM LOANS (F) – 1.4%
Consumer discretionary – 0.1%
Charter Communications Operating LLC
(1 month LIBOR + 2.000%)
3.350%, 07/01/2020	945,065	948,344
3.350%, 01/03/2021	782,770	785,024
Dollar Tree, Inc.
4.250%, 07/06/2022	100,000	100,875
Kasima LLC (1 and 3 month LIBOR +
2.500%)
3.842%, 05/17/2021	177,941	179,165
		2,013,408
Consumer staples – 0.0%
Prestige Brands, Inc. (1 month LIBOR +
2.750%)
4.100%, 01/26/2024	180,578	181,452

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (F)(continued)
Energy – 0.1%
BCP Raptor LLC (3 month LIBOR +
4.250%)
5.729%, 06/24/2024	$2,219,438	$2,234,707
Financials – 0.6%
HUB International, Ltd. (3 month
LIBOR + 3.000%)
4.413%, 10/02/2020	10,601,772	10,644,179
Vantiv LLC
TBD 08/09/2022 (G)	1,255,000	1,257,610
		11,901,789
Health care – 0.2%
Change Healthcare Holdings LLC (1
month LIBOR + 2.750%)
4.100%, 03/01/2024	4,741,175	4,751,843
Industrials – 0.2%
Institutional Shareholder Services, Inc. (3
month LIBOR + 3.750%)
5.109%, 10/16/2024	380,417	380,732
Welbilt, Inc. (1 month LIBOR + 2.750%)
4.100%, 03/03/2023	2,534,289	2,551,193
		2,931,925
Information technology – 0.1%
Fiserv, Inc. (1 month LIBOR + 1.250%)
2.600%, 10/25/2018	385,000	384,038
Global Payments, Inc. (1 month LIBOR
+ 1.750%)
3.100%, 05/02/2022	1,505,938	1,506,886
		1,890,924
Materials – 0.1%
HB Fuller Company (1 month LIBOR +
2.250%)
3.533%, 10/12/2024	1,205,000	1,209,350
TOTAL TERM LOANS (Cost $26,817,153)		$27,115,398

PURCHASED OPTIONS – 0.1%
Calls – 0.1%
Exchange Traded Option on Wells Fargo
& Company (Expiration
Date: 1-19-18; Strike Price: $65.00;
Notional Amount: 89,400) (A)	894	12,963
Over the Counter Option on Altria
Group, Inc. (Expiration Date: 3-16-18;
Strike Price: $65.00;
Counterparty: Citigroup Global
Markets, Inc.; Notional
Amount: 8,400) (A)	84	34,860
Over the Counter Option on Altria
Group, Inc. (Expiration Date: 6-15-18;
Strike Price: $67.50;
Counterparty: Citigroup Global
Markets, Inc.; Notional
Amount: 8,400) (A)	84	30,240
Over the Counter Option on AT&T, Inc.
(Expiration Date: 4-20-18; Strike
Price: $39.00; Counterparty: Goldman
Sachs & Company; Notional
Amount: 83,600) (A)	836	63,954
Over the Counter Option on AT&T, Inc.
(Expiration Date: 6-15-18; Strike
Price: $40.00; Counterparty: Goldman
Sachs & Company; Notional
Amount: 83,600) (A)	836	66,052
Over the Counter Option on Comcast
Corp., Class A (Expiration
Date: 6-15-18; Strike Price: $40.00;
Counterparty: Credit Suisse
Securities LLC; Notional
Amount: 41,800) (A)	418	78,821
Over the Counter Option on Consumer
Discretionary Select Sector SPDR
Fund (Expiration Date: 3-16-18; Strike
Price: $95.00; Counterparty: JP
Morgan Clearing Corp.; Notional
Amount: 20,900) (A)	209	72,630
Over the Counter Option on Consumer
Discretionary Select Sector SPDR
Fund (Expiration Date: 3-16-18; Strike
Price: $95.00; Counterparty: JP
Morgan Clearing Corp.; Notional
Amount: 87,800) (A)	878	305,114
Over the Counter Option on Consumer
Discretionary Select Sector SPDR
Fund (Expiration Date: 6-15-18; Strike
Price: $95.00; Counterparty: JP
Morgan Clearing Corp.; Notional
Amount: 108,700) (A)	1,087	500,026
Over the Counter Option on CVS Health
Corp. (Expiration Date: 5-18-18;
Strike Price: $85.00;
Counterparty: Citigroup Global
Markets, Inc.; Notional
Amount: 8,400) (A)	84	16,972
Over the Counter Option on Dr. Pepper
Snapple Group, Inc. (Expiration
Date: 5-18-18; Strike Price: $92.50;
Counterparty: Citigroup Global
Markets, Inc.; Notional
Amount: 8,400) (A)	84	24,121
Over the Counter Option on Dr. Pepper
Snapple Group, Inc. (Expiration
Date: 5-18-18; Strike Price: $95.00;
Counterparty: Citigroup Global
Markets, Inc.; Notional
Amount: 8,400) (A)	84	16,380
Over the Counter Option on Financial
Select Sector SPDR Fund (Expiration
Date: 3-16-18; Strike Price: $26.00;
Counterparty: Goldman Sachs &
Company; Notional
Amount: 125,400) (A)	1,254	243,278
Over the Counter Option on Financial
Select Sector SPDR Fund (Expiration
Date: 6-15-18; Strike Price: $26.00;
Counterparty: Goldman Sachs &
Company; Notional
Amount: 125,500) (A)	1,255	287,413
Over the Counter Option on Genuine
Parts Company (Expiration
Date: 5-18-18; Strike Price: $90.00;
Counterparty: Citigroup Global
Markets, Inc.; Notional
Amount: 4,200) (A)	42	25,410

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value
PURCHASED OPTIONS (continued)
Calls (continued)
Over the Counter Option on O’Reilly
Automotive, Inc. (Expiration
Date: 5-18-18; Strike Price: $220.00;
Counterparty: Credit Suisse
Securities LLC; Notional
Amount: 3,100) (A)	31	$94,015
Over the Counter Option on Synchrony
Financial (Expiration Date: 3-16-18;
Strike Price: $31.00;
Counterparty: Citigroup Global
Markets, Inc.; Notional
Amount: 8,300) (A)	83	47,578
Over the Counter Option on Sysco Corp.
(Expiration Date: 5-18-18; Strike
Price: $55.00; Counterparty: Citigroup
Global Markets, Inc.; Notional
Amount: 4,200) (A)	42	17,850
Over the Counter Option on The J.M.
Smucker Company (Expiration
Date: 4-20-18; Strike Price: $115.00;
Counterparty: Credit Suisse
Securities LLC; Notional
Amount: 8,300) (A)	83	58,930
Over the Counter Option on The Kraft
Heinz Company (Expiration
Date: 4-20-18; Strike Price: $85.00;
Counterparty: Credit Suisse
Securities LLC; Notional
Amount: 16,700) (A)	167	33,400
Over the Counter Option on Verizon
Communications, Inc. (Expiration
Date: 4-20-18; Strike Price: $50.00;
Counterparty: Citigroup Global
Markets, Inc.; Notional
Amount: 24,100) (A)	241	62,780
Over the Counter Option on Verizon
Communications, Inc. (Expiration
Date: 6-15-18; Strike Price: $50.00;
Counterparty: Citigroup Global
Markets, Inc.; Notional
Amount: 24,100) (A)	241	67,841
Over the Counter Option on Wells Fargo
& Company (Expiration
Date: 5-20-18; Strike Price: $55.00;
Counterparty: Credit Suisse
Securities LLC; Notional
Amount: 7,600) (A)	76	29,959
Over the Counter Option on Wells Fargo
& Company (Expiration
Date: 6-15-18; Strike Price: $55.00;
Counterparty: Credit Suisse
Securities LLC; Notional
Amount: 7,600) (A)	76	32,680
TOTAL PURCHASED OPTIONS (Cost $1,221,866)		$2,223,267
SECURITIES LENDING COLLATERAL – 0.0%
John Hancock Collateral Trust,
1.2290% (H)(I)	62,035	$620,645
TOTAL SECURITIES LENDING COLLATERAL
(Cost $620,650)		$620,645
SHORT-TERM INVESTMENTS – 9.1%
Money market funds – 9.1%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
0.9925% (H)	7,958,578	7,958,578
T. Rowe Price Government Money Fund,
1.1216% (H)	165,235,713	165,235,713
		173,194,291
TOTAL SHORT-TERM INVESTMENTS
(Cost $173,194,291)		$173,194,291
Total Investments (Capital Appreciation Value Fund)
(Cost $1,582,805,917) – 100.4%		$1,910,621,507
Other assets and liabilities, net – (0.4%)		(7,540,685)
TOTAL NET ASSETS – 100.0%		$1,903,080,822

Security Abbreviations and Legend

LIBOR	London Interbank Offered Rate
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 11-30-17. The value of securities on loan amounted to $607,265.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	The rate shown is the annualized seven-day yield as of 11-30-17.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

DERIVATIVES

WRITTEN OPTIONS

Options on securities
Counterparty (OTC)/			Exercise	Expiration	Number of	Notional
Exchange-traded	Name of issuer		price	date	contracts	amount	Premium	Value
Calls
Citigroup Global
Markets, Inc.	Alphabet, Inc., Class C	USD	840.00	Jan 2018	23	2,300	$98,725	$(422,377)
Citigroup Global
Markets, Inc.	Alphabet, Inc., Class C	USD	860.00	Jan 2018	23	2,300	82,981	(378,556)
Citigroup Global
Markets, Inc.	Alphabet, Inc., Class C	USD	880.00	Jan 2018	59	5,900	206,404	(855,810)
Deutsche Bank
Securities, Inc.	Alphabet, Inc., Class C	USD	880.00	Jan 2018	7	700	22,827	(101,537)
Citigroup Global
Markets, Inc.	Alphabet, Inc., Class C	USD	900.00	Jan 2018	50	500	151,230	(632,934)
Deutsche Bank
Securities, Inc.	Alphabet, Inc., Class C	USD	900.00	Jan 2018	60	600	205,199	(759,520)
Citigroup Global
Markets, Inc.	Alphabet, Inc., Class C	USD	920.00	Jan 2018	46	4,600	127,052	(495,321)
Deutsche Bank
Securities, Inc.	Alphabet, Inc., Class C	USD	920.00	Jan 2018	61	6,100	180,540	(656,839)
Citigroup Global
Markets, Inc.	Alphabet, Inc., Class C	USD	940.00	Jan 2018	61	6,100	142,094	(537,746)
Deutsche Bank
Securities, Inc.	Alphabet, Inc., Class C	USD	940.00	Jan 2018	36	3,600	94,932	(317,359)
Deutsche Bank
Securities, Inc.	Amazon.com, Inc.	USD	950.00	Jan 2018	97	9,700	466,806	(2,230,186)
Citigroup Global
Markets, Inc.	Amazon.com, Inc.	USD	1,000.00	Jan 2018	30	3,000	143,243	(543,323)
Deutsche Bank
Securities, Inc.	Amazon.com, Inc.	USD	1,000.00	Jan 2018	32	3,200	151,991	(579,545)
Citigroup Global
Markets, Inc.	American Tower Corp.	USD	115.00	Jan 2018	187	18,700	71,434	(536,543)
Citigroup Global
Markets, Inc.	American Tower Corp.	USD	120.00	Jan 2018	187	18,700	50,864	(444,212)
Citigroup Global
Markets, Inc.	Apple, Inc.	USD	175.00	Jan 2018	281	28,100	98,448	(100,436)
Citigroup Global
Markets, Inc.	Apple, Inc.	USD	180.00	Jan 2018	282	28,200	73,509	(54,577)
Citigroup Global
Markets, Inc.	Biogen, Inc.	USD	350.00	Jan 2018	72	7,200	79,183	(20,173)
Citigroup Global
Markets, Inc.	Danaher Corp.	USD	90.00	Jan 2018	127	12,700	23,721	(67,601)
Deutsche Bank
Securities, Inc.	Danaher Corp.	USD	90.00	Jan 2018	506	50,600	105,113	(269,337)
Deutsche Bank
Securities, Inc.	Danaher Corp.	USD	90.00	Jan 2018	610	61,000	113,338	(324,695)
Citigroup Global
Markets, Inc.	Mastercard, Inc., Class A	USD	120.00	Jan 2018	19	1,900	9,585	(58,280)
Citigroup Global
Markets, Inc.	Mastercard, Inc., Class A	USD	125.00	Jan 2018	15	1,500	5,219	(38,621)
Citigroup Global
Markets, Inc.	Mastercard, Inc., Class A	USD	130.00	Jan 2018	1	100	234	(2,110)
Goldman Sachs &
Company	Mastercard, Inc., Class A	USD	140.00	Jan 2018	428	42,800	103,576	(498,753)
Citigroup Global
Markets, Inc.	State Street Corp.	USD	100.00	Jan 2019	289	28,900	226,024	(201,440)
Citigroup Global
Markets, Inc.	The Bank of New York Mellon Corp.	USD	55.00	Jan 2019	148	14,800	52,828	(71,040)
Citigroup Global
Markets, Inc.	The Bank of New York Mellon Corp.	USD	55.00	Jan 2019	296	29,600	104,697	(142,080)
Citigroup Global
Markets, Inc.	The Bank of New York Mellon Corp.	USD	60.00	Jan 2019	148	14,800	29,087	(39,099)
Citigroup Global
Markets, Inc.	The Bank of New York Mellon Corp.	USD	60.00	Jan 2019	296	29,600	55,279	(78,198)
Credit Suisse Securities
USA LLC	The Bank of New York Mellon Corp.	USD	60.00	Jan 2019	715	71,500	133,577	(188,890)

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

Options on securities (continued)

Counterparty (OTC)/			Exercise	Expiration	Number of	Notional
Exchange-traded	Name of issuer		price	date	contracts	amount	Premium	Value
Credit Suisse Securities
USA LLC	The PNC Financial Services Group, Inc.	USD	135.00	Jan 2018	402	40,200	$207,647	$(306,525)
RBC Capital Markets	The PNC Financial Services Group, Inc.	USD	135.00	Jan 2018	157	15,700	43,451	(119,713)
Credit Suisse Securities
USA LLC	The PNC Financial Services Group, Inc.	USD	140.00	Jan 2019	43	4,300	27,309	(54,241)
Credit Suisse Securities
USA LLC	The PNC Financial Services Group, Inc.	USD	140.00	Jan 2019	7	700	3,655	(8,830)
Credit Suisse Securities
USA LLC	The PNC Financial Services Group, Inc.	USD	145.00	Jan 2019	43	4,300	21,198	(43,146)
Credit Suisse Securities
USA LLC	The PNC Financial Services Group, Inc.	USD	150.00	Jan 2019	42	4,200	15,940	(34,535)
Credit Suisse Securities
USA LLC	The PNC Financial Services Group, Inc.	USD	150.00	Jan 2019	7	700	2,079	(5,756)
Credit Suisse Securities
USA LLC	The PNC Financial Services Group, Inc.	USD	155.00	Jan 2019	42	4,200	11,707	(26,458)
Credit Suisse Securities
USA LLC	The PNC Financial Services Group, Inc.	USD	155.00	Jan 2019	7	700	1,554	(4,410)
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	90.00	Jan 2018	937	93,700	355,844	(2,141,912)
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	95.00	Jan 2018	1,721	172,100	493,222	(3,061,988)
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	105.00	Jan 2018	483	48,300	91,592	(381,822)
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	105.00	Jan 2019	100	10,000	61,709	(145,560)
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	110.00	Jan 2019	100	10,000	45,616	(116,256)
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	115.00	Jan 2019	100	10,000	32,809	(93,249)
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	120.00	Jan 2019	106	10,600	41,546	(73,677)
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	120.00	Jan 2019	165	16,500	64,481	(114,686)
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	125.00	Jan 2019	133	13,300	47,481	(70,514)
JPMorgan Clearing Corp.	Wells Fargo & Company	USD	65.00	Jan 2018	894	89,400	134,100	(13,222)
Deutsche Bank
Securities, Inc.	Zoetis, Inc.	USD	60.00	Jan 2018	910	91,000	219,765	(1,126,368)
Goldman Sachs &
Company	Zoetis, Inc.	USD	60.00	Jan 2018	439	43,900	107,385	(543,380)
Deutsche Bank
Securities, Inc.	Zoetis, Inc.	USD	62.50	Jan 2018	401	40,100	87,017	(399,018)
Goldman Sachs &
Company	Zoetis, Inc.	USD	62.50	Jan 2018	439	43,900	73,039	(436,831)
Deutsche Bank
Securities, Inc.	Zoetis, Inc.	USD	65.00	Jan 2018	401	40,100	51,476	(307,329)
							$5,651,362	$(21,276,564)
Exchange-traded	Mastercard, Inc., Class A	USD	120.00	Jan 2018	11	1,100	4,939	(33,798)
Exchange-traded	The PNC Financial Services Group, Inc.	USD	145.00	Jan 2018	7	700	2,780	(1,484)
Exchange-traded	The Priceline Group, Inc.	USD	2,000.00	Jan 2018	6	600	63,822	(885)
Exchange-traded	The Priceline Group, Inc.	USD	2,000.00	Jan 2019	5	500	56,110	(52,500)
Exchange-traded	The Priceline Group, Inc.	USD	1,900.00	Jan 2019	11	1,100	155,970	(152,898)
Exchange-traded	Visa, Inc., Class A	USD	125.00	Jan 2019	130	13,000	47,805	(68,900)
							$331,426	$(310,465)
							$5,982,788	$(21,587,029)

Derivatives currency abbreviations

USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Fund

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 59.4%
U.S. Government – 33.3%
U.S. Treasury Bonds
2.500%, 02/15/2046 to 05/15/2046	$18,583,000	$17,341,822
2.750%, 08/15/2047 to 11/15/2047	27,768,000	27,263,295
2.875%, 11/15/2046	3,183,000	3,203,888
3.000%, 11/15/2045 to 05/15/2047	36,335,000	37,485,119
U.S. Treasury Notes
1.125%, 02/28/2021 to 07/31/2021	14,949,000	14,513,583
1.250%, 04/30/2019 to 08/31/2019	24,953,000	24,769,977
1.375%, 07/31/2019 to 09/30/2020	73,801,000	73,227,119
1.500%, 10/31/2019 to 08/15/2026	83,335,000	81,643,730
1.625%, 07/31/2020 to 10/15/2020	32,390,000	32,157,530
1.750%, 11/30/2019 to 12/31/2020	20,880,000	20,789,594
1.875%, 01/31/2022 to 09/30/2022	114,218,000	113,129,740
2.000%, 10/31/2021 to 11/15/2026	79,480,000	78,735,597
2.250%, 10/31/2024 to 11/15/2027	86,917,000	85,615,818
		609,876,812
U.S. Government Agency – 26.1%
Federal Home Loan Mortgage Corp.
2.621%, (12 month LIBOR +
1.633%), 07/01/2046 (A)	3,362,445	3,390,676
3.085%, (12 month LIBOR +
1.622%), 02/01/2045 (A)	757,902	778,391
3.500%, 09/01/2026 to 12/01/2045	35,114,479	36,488,579
4.000%, TBA (B)	4,600,000	4,799,782
4.000%, 10/01/2029 to 04/01/2047	11,069,880	11,731,255
4.500%, 08/01/2020 to 04/01/2047	5,815,545	6,262,199
5.000%, 05/01/2044 to 06/01/2044	1,519,852	1,673,323
Federal National Mortgage Association
1.699%, 10/09/2019 (C)	4,225,000	4,068,694
2.689%, (12 month LIBOR +
1.610%), 05/01/2046 (A)	1,490,265	1,507,652
2.950%, (12 month LIBOR +
1.610%), 10/01/2047 (A)	2,137,333	2,172,941
2.994%, (12 month LIBOR +
1.620%), 08/01/2047 (A)	2,400,659	2,445,400
3.000%, 12/01/2032	10,000,000	10,194,141
3.132%, (12 month LIBOR +
1.620%), 03/01/2047 (A)	1,967,091	2,012,672
3.157%, (12 month LIBOR +
1.562%), 10/01/2043 (A)	240,017	246,182
3.168%, (12 month LIBOR +
1.620%), 10/01/2047 (A)	1,810,058	1,848,160
3.234%, (12 month LIBOR +
1.620%), 06/01/2047 (A)	2,298,145	2,355,806
3.500%, TBA (B)	76,100,000	77,880,644
3.500%, 08/01/2028 to 06/01/2043	34,105,493	35,513,267
4.000%, TBA (B)	13,000,000	13,569,765
4.000%, 04/01/2024 to 11/01/2047	90,145,139	95,221,065
4.376%, (12 month LIBOR +
1.776%), 04/01/2040 (A)	495,651	521,722
4.500%, 01/01/2020 to 09/01/2047	38,708,344	41,780,684
5.000%, 07/01/2044 to 08/01/2056	8,875,084	9,729,399
Government National
Mortgage Association
3.000%, TBA (B)	39,300,000	39,595,752
3.500%, TBA (B)	28,800,000	29,774,249
4.000%, 07/15/2045 to 11/20/2047	15,272,689	16,031,608
4.500%, TBA (B)	6,800,000	7,161,978
4.500%, 05/20/2045 to 11/20/2047	19,015,469	20,161,795
5.000%, 12/20/2039 to 11/20/2045	237,085	262,634
		479,180,415
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $1,095,980,836)		$1,089,057,227

FOREIGN GOVERNMENT
OBLIGATIONS – 1.5%
Canada – 0.1%
Province of Ontario
1.625%, 01/18/2019	2,425,000	2,416,988
Chile – 0.1%
Republic of Chile
3.860%, 06/21/2047	1,610,000	1,642,200
Israel – 0.0%
Government of Israel
4.500%, 01/30/2043	475,000	515,755
Japan – 0.3%
Japan Bank for International Cooperation
1.750%, 05/28/2020	1,968,000	1,941,346
1.875%, 04/20/2021	858,000	841,197
2.250%, 02/24/2020	2,776,000	2,773,643
		5,556,186
Mexico – 0.1%
Government of Mexico
4.600%, 02/10/2048	1,185,000	1,189,148
5.750%, 10/12/2110	1,008,000	1,078,560
		2,267,708
Paraguay – 0.1%
Republic of Paraguay
6.100%, 08/11/2044 (D)	1,000,000	1,150,000
Saudi Arabia – 0.3%
Kingdom of Saudi Arabia
2.875%, 03/04/2023 (D)	2,450,000	2,415,945
3.625%, 03/04/2028 (D)	1,221,000	1,211,843
4.500%, 10/26/2046 (D)	435,000	434,549
4.625%, 10/04/2047 (D)	740,000	755,562
		4,817,899
South Korea – 0.2%
Export-Import Bank of Korea
2.500%, 11/01/2020	1,198,000	1,188,336
3.000%, 11/01/2022	2,539,000	2,535,245
		3,723,581
United Arab Emirates – 0.3%
Abu Dhabi Government
2.500%, 10/11/2022 (D)	3,090,000	3,051,412
3.125%, 10/11/2027 (D)	1,365,000	1,341,113
4.125%, 10/11/2047 (D)	1,340,000	1,332,094
		5,724,619
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $27,683,036)		$27,814,936

CORPORATE BONDS – 25.4%
Consumer discretionary – 2.2%
Amazon.com, Inc.
1.900%, 08/21/2020 (D)	2,317,000	2,301,849
2.400%, 02/22/2023 (D)	2,465,000	2,434,901
2.800%, 08/22/2024 (D)	383,000	381,289
3.150%, 08/22/2027 (D)	2,560,000	2,560,836
3.875%, 08/22/2037 (D)	365,000	380,394
4.050%, 08/22/2047 (D)	950,000	988,613
4.250%, 08/22/2057 (D)	383,000	402,249
CBS Corp.
2.500%, 02/15/2023	2,205,000	2,153,543
3.375%, 02/15/2028	1,100,000	1,052,880
Charter Communications Operating LLC
4.464%, 07/23/2022	655,000	682,736
4.908%, 07/23/2025	1,730,000	1,827,365
5.375%, 05/01/2047	659,000	662,295

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Comcast Corp.
2.350%, 01/15/2027	$935,000	$874,686
3.150%, 02/15/2028	2,645,000	2,612,645
4.000%, 08/15/2047	390,000	390,281
Discovery Communications LLC
3.950%, 03/20/2028	725,000	709,427
4.875%, 04/01/2043	765,000	732,665
4.950%, 05/15/2042	370,000	355,508
5.200%, 09/20/2047	445,000	442,642
Ford Motor Company
5.291%, 12/08/2046	1,535,000	1,632,162
Ford Motor Credit Company LLC
2.343%, 11/02/2020	2,066,000	2,045,737
2.979%, 08/03/2022	1,235,000	1,227,161
3.339%, 03/28/2022	1,695,000	1,716,699
3.815%, 11/02/2027	1,325,000	1,320,213
General Motors Company
5.150%, 04/01/2038	1,350,000	1,406,396
5.400%, 04/01/2048	388,000	413,271
General Motors Financial Company, Inc.
3.500%, 11/07/2024	1,816,000	1,812,550
4.350%, 01/17/2027	1,865,000	1,916,277
Lennar Corp.
4.750%, 11/29/2027 (D)	1,750,000	1,789,375
McDonald’s Corp.
4.875%, 12/09/2045	358,000	405,262
NBCUniversal Media LLC
4.450%, 01/15/2043	245,000	258,690
Time Warner Cable LLC
6.550%, 05/01/2037	475,000	543,832
Time Warner, Inc.
3.800%, 02/15/2027	960,000	957,044
4.850%, 07/15/2045	930,000	955,670
Viacom, Inc.
4.850%, 12/15/2034	343,000	324,249
		40,671,392
Consumer staples – 1.9%
Alimentation Couche-Tard, Inc.
2.700%, 07/26/2022 (D)	2,270,000	2,243,754
3.550%, 07/26/2027 (D)	1,355,000	1,347,281
Anheuser-Busch InBev Finance, Inc.
2.650%, 02/01/2021	3,615,000	3,641,914
3.300%, 02/01/2023	1,290,000	1,322,635
4.900%, 02/01/2046	1,318,000	1,485,293
BAT Capital Corp.
2.297%, 08/14/2020 (D)	1,014,000	1,008,673
2.764%, 08/15/2022 (D)	2,710,000	2,687,407
3.222%, 08/15/2024 (D)	1,347,000	1,342,513
3.557%, 08/15/2027 (D)	1,017,000	1,015,218
4.540%, 08/15/2047 (D)	659,000	680,534
Church & Dwight Company, Inc.
2.450%, 08/01/2022	515,000	509,139
3.150%, 08/01/2027	836,000	820,312
3.950%, 08/01/2047	515,000	506,883
Costco Wholesale Corp.
2.300%, 05/18/2022	2,132,000	2,121,831
2.750%, 05/18/2024	1,475,000	1,473,789
3.000%, 05/18/2027	2,470,000	2,458,907
Kraft Heinz Foods Company
2.800%, 07/02/2020	2,665,000	2,684,935
3.000%, 06/01/2026	1,645,000	1,572,162
4.375%, 06/01/2046	1,925,000	1,855,735
PepsiCo, Inc.
3.000%, 10/15/2027	968,000	958,235
Reynolds American, Inc.
5.850%, 08/15/2045	1,845,000	2,246,833
		33,983,983
Energy – 2.9%
Anadarko Petroleum Corp.
4.500%, 07/15/2044	1,408,000	1,364,662
4.850%, 03/15/2021	761,000	805,659
5.550%, 03/15/2026 (E)	1,839,000	2,044,251
Andeavor Logistics LP
3.500%, 12/01/2022	785,000	784,479
4.250%, 12/01/2027	1,672,000	1,669,052
5.200%, 12/01/2047	705,000	707,048
Apache Corp.
4.250%, 01/15/2044	605,000	569,331
BP Capital Markets PLC
3.588%, 04/14/2027	1,210,000	1,246,194
3.723%, 11/28/2028	280,000	291,474
Buckeye Partners LP
4.125%, 12/01/2027	1,283,000	1,265,957
Cenovus Energy, Inc.
5.400%, 06/15/2047 (D)	674,000	686,686
Chevron Corp.
2.954%, 05/16/2026	640,000	637,198
Cimarex Energy Company
4.375%, 06/01/2024	2,150,000	2,277,164
Concho Resources, Inc.
3.750%, 10/01/2027	1,162,000	1,169,865
4.875%, 10/01/2047	540,000	572,319
Enbridge Energy Partners LP
5.500%, 09/15/2040	475,000	507,261
7.375%, 10/15/2045	460,000	600,113
Enbridge, Inc.
2.900%, 07/15/2022	1,611,000	1,601,824
3.700%, 07/15/2027	481,000	479,461
Encana Corp.
6.500%, 02/01/2038	1,045,000	1,294,252
Energy Transfer LP
2.500%, 06/15/2018	1,340,000	1,342,770
6.125%, 12/15/2045	1,157,000	1,241,914
Enterprise Products Operating LLC
3.350%, 03/15/2023	645,000	657,520
3.700%, 02/15/2026	647,000	659,984
4.850%, 03/15/2044	339,000	359,941
Kinder Morgan Energy Partners LP
5.400%, 09/01/2044	710,000	733,887
Kinder Morgan, Inc.
3.150%, 01/15/2023	2,565,000	2,547,246
5.000%, 02/15/2021 (D)	2,730,000	2,907,759
5.550%, 06/01/2045	900,000	959,475
Marathon Oil Corp.
6.600%, 10/01/2037	565,000	680,908
Marathon Petroleum Corp.
4.750%, 09/15/2044	350,000	356,174
5.000%, 09/15/2054	780,000	779,325
Petroleos Mexicanos
2.378%, 04/15/2025	656,250	655,392
2.460%, 12/15/2025	2,329,000	2,332,154
5.625%, 01/23/2046	1,220,000	1,142,774
6.500%, 03/13/2027 (D)	1,095,000	1,207,511
6.750%, 09/21/2047	720,000	761,472
6.750%, 09/21/2047 (D)	255,000	269,688
Plains All American Pipeline LP
4.500%, 12/15/2026	305,000	306,135
Sabine Pass Liquefaction LLC
5.000%, 03/15/2027	1,337,000	1,424,031

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Sabine Pass
Liquefaction LLC (continued)
5.875%, 06/30/2026	$695,000	$779,490
Schlumberger Finance Canada, Ltd.
2.200%, 11/20/2020 (D)	1,698,000	1,691,225
2.650%, 11/20/2022 (D)	2,408,000	2,399,930
Schlumberger Holdings Corp.
4.000%, 12/21/2025 (D)	2,670,000	2,785,591
Shell International Finance BV
4.000%, 05/10/2046	1,167,000	1,193,423
TC PipeLines LP
3.900%, 05/25/2027	1,045,000	1,045,665
Williams Partners LP
3.750%, 06/15/2027	1,480,000	1,468,422
		53,264,056
Financials – 5.7%
American International Group, Inc.
4.375%, 01/15/2055	510,000	503,492
4.800%, 07/10/2045	281,000	306,435
6.250%, 05/01/2036	970,000	1,226,686
Banco Santander SA
3.125%, 02/23/2023	1,600,000	1,592,446
3.500%, 04/11/2022	1,205,000	1,227,723
3.800%, 02/23/2028	800,000	795,351
4.250%, 04/11/2027	935,000	962,275
Bank of America Corp.
2.503%, 10/21/2022	3,430,000	3,383,108
4.000%, 04/01/2024	972,000	1,026,031
4.450%, 03/03/2026	1,036,000	1,099,679
Bank of America Corp. (4.244% to
4-24-37, then 3 month LIBOR +
1.814%) 04/24/2038	1,466,000	1,566,906
BB&T Corp.
2.850%, 10/26/2024	954,000	948,139
Brighthouse Financial, Inc.
3.700%, 06/22/2027 (D)	1,825,000	1,773,852
4.700%, 06/22/2047 (D)	655,000	641,451
Capital One Financial Corp.
2.400%, 10/30/2020	1,270,000	1,263,807
3.300%, 10/30/2024	1,270,000	1,262,382
4.200%, 10/29/2025	456,000	466,624
Capital One NA
2.650%, 08/08/2022	2,908,000	2,873,617
Chubb INA Holdings, Inc.
4.350%, 11/03/2045	1,045,000	1,150,456
Citigroup, Inc.
2.700%, 10/27/2022	3,233,000	3,204,617
4.125%, 07/25/2028	1,741,000	1,784,430
4.450%, 09/29/2027	2,525,000	2,652,557
Credit Suisse Group AG (2.997% to
12-14-22, then 3 month LIBOR +
1.200%) 12/14/2023 (D)	2,885,000	2,851,580
Credit Suisse Group Funding
Guernsey, Ltd.
3.800%, 09/15/2022 to 06/09/2023	2,100,000	2,168,973
4.550%, 04/17/2026	1,705,000	1,823,018
DNB Bank ASA
2.125%, 10/02/2020 (D)	3,400,000	3,373,114
HSBC Holdings PLC
2.650%, 01/05/2022	3,955,000	3,937,912
4.375%, 11/23/2026	1,075,000	1,118,304
HSBC Holdings PLC (3.033% to
11-22-22, then 3 month LIBOR +
0.923%) 11/22/2023	1,695,000	1,701,915
ING Groep NV
3.150%, 03/29/2022	895,000	904,716
3.950%, 03/29/2027	765,000	799,754
Intesa Sanpaolo SpA
3.125%, 07/14/2022 (D)	2,175,000	2,163,522
3.875%, 07/14/2027 (D)	1,985,000	1,985,806
JPMorgan Chase & Co.
2.295%, 08/15/2021	3,025,000	3,001,533
2.950%, 10/01/2026	3,687,000	3,600,966
2.972%, 01/15/2023	2,720,000	2,735,191
JPMorgan Chase & Co. (3.882% to
7-24-37, then 3 month LIBOR +
1.360%) 07/24/2038	2,320,000	2,354,866
JPMorgan Chase & Co. (4.260% to
2-22-47, then 3 month LIBOR +
1.580%) 02/22/2048	1,870,000	1,972,782
Lazard Group LLC
3.750%, 02/13/2025	1,825,000	1,860,111
Markel Corp.
3.500%, 11/01/2027	1,100,000	1,088,912
4.300%, 11/01/2047	650,000	647,551
Morgan Stanley
2.625%, 11/17/2021	3,516,000	3,508,189
2.750%, 05/19/2022	4,450,000	4,440,970
3.625%, 01/20/2027	2,219,000	2,254,116
Morgan Stanley (3.971% to 7-22-37,
then 3 month LIBOR + 1.455%)
07/22/2038	641,000	650,564
PNC Bank NA
2.450%, 11/05/2020	2,006,000	2,011,968
Synchrony Financial
3.950%, 12/01/2027	2,726,000	2,688,654
Teachers Insurance & Annuity
Association of America
4.270%, 05/15/2047 (D)	420,000	434,369
4.900%, 09/15/2044 (D)	555,000	625,459
The Bank of New York Mellon Corp.
3.250%, 05/16/2027	2,132,000	2,140,549
The Goldman Sachs Group, Inc.
2.750%, 09/15/2020	1,605,000	1,613,574
3.500%, 11/16/2026	511,000	511,499
6.750%, 10/01/2037	2,444,000	3,222,856
The Goldman Sachs Group, Inc. (3.691%
to 6-5-27, then 3 month LIBOR +
1.510%) 06/05/2028	636,000	641,687
The Goldman Sachs Group, Inc. (4.017%
to 10-31-37, then 3 month LIBOR +
1.373%) 10/31/2038	638,000	649,779
The Guardian Life Insurance Company
of America
4.850%, 01/24/2077 (D)	210,000	227,860
The Northwestern Mutual Life Insurance
Company
3.850%, 09/30/2047 (D)	1,055,000	1,029,036
UBS Group Funding Switzerland AG
2.650%, 02/01/2022 (D)	3,160,000	3,130,682
3.491%, 05/23/2023 (D)	2,190,000	2,227,469
XLIT, Ltd.
5.250%, 12/15/2043	110,000	122,730
6.250%, 05/15/2027	605,000	714,889
		104,649,489
Health care – 2.4%
Abbott Laboratories
3.750%, 11/30/2026	2,790,000	2,844,201
4.900%, 11/30/2046	295,000	329,520

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
AbbVie, Inc.
2.500%, 05/14/2020	$2,580,000	$2,593,239
4.450%, 05/14/2046	1,425,000	1,498,166
4.500%, 05/14/2035	630,000	673,622
AmerisourceBergen Corp.
4.300%, 12/15/2047	1,277,000	1,271,201
Anthem, Inc.
2.500%, 11/21/2020	1,471,000	1,471,719
2.950%, 12/01/2022	1,470,000	1,469,022
3.350%, 12/01/2024	735,000	739,459
3.650%, 12/01/2027	1,103,000	1,107,913
Becton, Dickinson and Company
2.404%, 06/05/2020	2,230,000	2,215,730
2.894%, 06/06/2022	1,870,000	1,856,549
3.700%, 06/06/2027	1,495,000	1,489,727
4.685%, 12/15/2044	1,255,000	1,328,800
Celgene Corp.
2.750%, 02/15/2023	2,454,000	2,433,492
3.450%, 11/15/2027	2,545,000	2,532,848
4.350%, 11/15/2047	1,741,000	1,758,455
5.000%, 08/15/2045	1,461,000	1,606,369
Eli Lilly & Company
2.350%, 05/15/2022	615,000	614,248
3.100%, 05/15/2027	1,110,000	1,118,004
3.950%, 05/15/2047	560,000	588,832
Johnson & Johnson
2.625%, 01/15/2025	705,000	701,005
2.900%, 01/15/2028	2,845,000	2,839,914
3.400%, 01/15/2038	870,000	869,632
3.500%, 01/15/2048	1,095,000	1,088,736
Laboratory Corp. of America Holdings
3.250%, 09/01/2024	1,050,000	1,047,870
3.600%, 09/01/2027	1,096,000	1,095,705
Perrigo Finance Unlimited Company
3.900%, 12/15/2024	1,136,000	1,156,619
4.375%, 03/15/2026	1,135,000	1,173,399
Thermo Fisher Scientific, Inc.
2.950%, 09/19/2026	955,000	927,358
3.200%, 08/15/2027	1,825,000	1,796,811
		44,238,165
Industrials – 1.9%
Aercap Ireland Capital DAC
3.500%, 01/15/2025	2,115,000	2,096,723
Air Lease Corp.
3.625%, 04/01/2027 to 12/01/2027	3,190,000	3,171,663
ERAC USA Finance LLC
2.700%, 11/01/2023 (D)	445,000	432,449
3.300%, 12/01/2026 (D)	1,622,000	1,586,522
4.500%, 02/15/2045 (D)	320,000	318,110
FedEx Corp.
4.400%, 01/15/2047	406,000	420,546
4.550%, 04/01/2046	1,095,000	1,163,112
General Electric Company
5.875%, 01/14/2038	598,000	755,932
John Deere Capital Corp.
2.150%, 09/08/2022	1,275,000	1,252,538
2.650%, 06/24/2024	1,595,000	1,581,119
2.800%, 09/08/2027	1,593,000	1,559,768
Mexico City Airport Trust
5.500%, 07/31/2047 (D)	1,045,000	1,048,135
Northrop Grumman Corp.
2.080%, 10/15/2020	2,195,000	2,176,687
2.550%, 10/15/2022	2,196,000	2,180,331
2.930%, 01/15/2025	1,461,000	1,453,362
3.200%, 02/01/2027	2,245,000	2,253,853
3.250%, 08/01/2023 to 01/15/2028	3,846,000	3,889,817
4.030%, 10/15/2047	1,470,000	1,498,400
Penske Truck Leasing Company LP
2.700%, 03/14/2023 (D)	1,479,000	1,453,587
3.375%, 02/01/2022 (D)	1,175,000	1,198,304
3.400%, 11/15/2026 (D)	958,000	942,861
Valmont Industries, Inc.
5.250%, 10/01/2054	915,000	931,693
Wabtec Corp.
3.450%, 11/15/2026	1,495,000	1,455,654
		34,821,166
Information technology – 3.2%
Alibaba Group Holding, Ltd.
2.800%, 06/06/2023	1,370,000	1,371,680
3.400%, 12/06/2027	1,695,000	1,682,413
4.000%, 12/06/2037	408,000	413,709
4.200%, 12/06/2047	486,000	492,067
4.400%, 12/06/2057	929,000	943,613
Analog Devices, Inc.
2.500%, 12/05/2021	1,410,000	1,401,171
3.125%, 12/05/2023	1,505,000	1,513,389
3.500%, 12/05/2026	1,145,000	1,151,953
Apple, Inc.
2.300%, 05/11/2022	3,289,000	3,269,254
2.750%, 01/13/2025	1,601,000	1,587,658
2.850%, 05/11/2024	2,805,000	2,813,401
3.000%, 02/09/2024 to 11/13/2027	3,766,000	3,790,590
3.200%, 05/11/2027	1,870,000	1,890,187
3.350%, 02/09/2027	1,855,000	1,895,075
3.750%, 11/13/2047	1,025,000	1,023,096
4.375%, 05/13/2045	630,000	691,593
Cisco Systems, Inc.
1.400%, 09/20/2019	3,825,000	3,786,097
Fidelity National Information
Services, Inc.
2.250%, 08/15/2021	1,100,000	1,082,030
3.625%, 10/15/2020	867,000	892,272
Hewlett Packard Enterprise Company
6.350%, 10/15/2045	1,251,000	1,278,591
Microsoft Corp.
2.000%, 08/08/2023	1,685,000	1,633,955
2.400%, 02/06/2022	2,510,000	2,515,978
2.875%, 02/06/2024	2,190,000	2,213,997
4.100%, 02/06/2037	1,255,000	1,376,241
Nokia OYJ
3.375%, 06/12/2022	2,815,000	2,807,963
4.375%, 06/12/2027	385,000	381,920
Oracle Corp.
2.625%, 02/15/2023	2,922,000	2,925,560
2.950%, 11/15/2024	1,826,000	1,833,598
3.250%, 11/15/2027	2,679,000	2,712,608
3.800%, 11/15/2037	1,534,000	1,566,843
4.000%, 11/15/2047	1,339,000	1,380,830
VMware, Inc.
2.300%, 08/21/2020	2,205,000	2,189,455
2.950%, 08/21/2022	1,830,000	1,819,305
3.900%, 08/21/2027	1,090,000	1,089,933
		59,418,025
Materials – 0.7%
Barrick North America Finance LLC
5.700%, 05/30/2041	935,000	1,118,263
BHP Billiton Finance USA, Ltd.
5.000%, 09/30/2043	640,000	760,266

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
CF Industries, Inc.
3.400%, 12/01/2021 (D)	$1,355,000	$1,371,723
4.500%, 12/01/2026 (D)	1,055,000	1,102,001
Corp. Nacional del Cobre de Chile
3.625%, 08/01/2027 (D)	1,065,000	1,061,219
4.500%, 08/01/2047 (D)	515,000	536,429
International Paper Company
5.150%, 05/15/2046	1,490,000	1,700,365
The Sherwin-Williams Company
2.750%, 06/01/2022	1,657,000	1,646,895
3.450%, 06/01/2027	632,000	638,068
4.500%, 06/01/2047	605,000	636,543
Vale Overseas, Ltd.
6.250%, 08/10/2026	1,040,000	1,206,286
Vulcan Materials Company
4.500%, 06/15/2047	740,000	745,508
		12,523,566
Real estate – 1.1%
Boston Properties LP
3.200%, 01/15/2025	1,774,000	1,765,169
Brandywine Operating Partnership LP
3.950%, 02/15/2023 to 11/15/2027	1,584,000	1,579,267
DDR Corp.
3.375%, 05/15/2023	1,680,000	1,648,819
4.625%, 07/15/2022	1,850,000	1,940,669
Kilroy Realty LP
3.450%, 12/15/2024	1,106,000	1,098,577
Mid-America Apartments LP
3.600%, 06/01/2027	672,000	671,211
3.750%, 06/15/2024	1,625,000	1,665,605
4.000%, 11/15/2025	830,000	857,152
4.300%, 10/15/2023	690,000	725,898
Public Storage
2.370%, 09/15/2022	1,847,000	1,824,605
3.094%, 09/15/2027	1,462,000	1,449,321
Realty Income Corp.
4.650%, 03/15/2047	617,000	647,017
Regency Centers LP
3.600%, 02/01/2027	676,000	672,870
Tanger Properties LP
3.750%, 12/01/2024	825,000	826,026
3.875%, 12/01/2023	885,000	893,529
Washington Prime Group LP
5.950%, 08/15/2024	640,000	639,460
WEA Finance LLC
3.150%, 04/05/2022 (D)	1,770,000	1,777,843
		20,683,038
Telecommunication services – 1.2%
AT&T, Inc.
3.400%, 05/15/2025	5,070,000	4,965,399
3.900%, 08/14/2027	2,045,000	2,030,742
4.450%, 04/01/2024	883,000	931,539
4.900%, 08/14/2037	1,365,000	1,359,493
5.150%, 02/14/2050	861,000	852,272
5.250%, 03/01/2037	2,065,000	2,149,814
5.450%, 03/01/2047	1,471,000	1,549,603
Telefonica Emisiones SAU
5.213%, 03/08/2047	960,000	1,054,085
Verizon Communications, Inc.
2.946%, 03/15/2022	969,000	974,537
4.125%, 03/16/2027 to 08/15/2046	3,618,000	3,414,821
4.400%, 11/01/2034	2,422,000	2,433,311
5.012%, 08/21/2054	651,000	656,515
		22,372,131
Utilities – 2.2%
Alabama Power Company
3.700%, 12/01/2047	1,038,000	1,031,442
American Electric Power Company, Inc.
1.650%, 12/15/2017	1,695,000	1,695,001
Appalachian Power Company
3.300%, 06/01/2027	1,020,000	1,023,808
Avangrid, Inc.
3.150%, 12/01/2024	1,272,000	1,269,586
Baltimore Gas & Electric Company
3.750%, 08/15/2047	648,000	650,202
Commonwealth Edison Company
2.950%, 08/15/2027	1,465,000	1,444,543
3.750%, 08/15/2047	429,000	434,822
Dominion Energy, Inc.
1.600%, 08/15/2019	1,245,000	1,232,001
2.000%, 08/15/2021	960,000	940,824
Duke Energy Carolinas LLC
2.500%, 03/15/2023	1,075,000	1,070,245
3.875%, 03/15/2046	377,000	389,667
Duke Energy Corp.
1.800%, 09/01/2021	1,465,000	1,427,180
3.150%, 08/15/2027	323,000	319,010
Duke Energy Florida LLC
3.400%, 10/01/2046	630,000	598,625
Duquesne Light Holdings, Inc.
3.616%, 08/01/2027 (D)	1,855,000	1,842,903
Electricite de France SA
6.000%, 01/22/2114 (D)	1,563,000	1,737,087
Enel Finance International NV
2.750%, 04/06/2023 (D)	2,683,000	2,639,243
Georgia Power Company
4.300%, 03/15/2042	320,000	331,377
Indiana Michigan Power Company
4.550%, 03/15/2046	685,000	759,887
IPALCO Enterprises, Inc.
3.700%, 09/01/2024 (D)	1,630,000	1,622,876
ITC Holdings Corp.
3.350%, 11/15/2027 (D)	2,722,000	2,717,170
New England Power Company
3.800%, 12/05/2047 (D)	967,000	960,482
NiSource Finance Corp.
3.950%, 03/30/2048	382,000	381,978
Northern States Power Company
3.600%, 09/15/2047	1,599,000	1,599,467
Oklahoma Gas & Electric Company
4.150%, 04/01/2047	731,000	782,094
Pacific Gas & Electric Company
3.300%, 12/01/2027 (D)	1,750,000	1,740,275
4.000%, 12/01/2046	445,000	445,630
PECO Energy Company
3.150%, 10/15/2025	1,665,000	1,675,438
PPL Electric Utilities Corp.
4.150%, 10/01/2045	1,130,000	1,231,969
Sierra Pacific Power Company
2.600%, 05/01/2026	1,480,000	1,427,832
Southern Company Gas Capital Corp.
2.450%, 10/01/2023	975,000	944,168
Southwestern Electric Power Company
3.900%, 04/01/2045	430,000	430,579
Southwestern Public Service Company
3.700%, 08/15/2047	962,000	965,078
The Southern Company
4.400%, 07/01/2046	895,000	937,049

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Virginia Electric & Power Company
2.950%, 11/15/2026	$632,000	$623,895
		39,323,433
TOTAL CORPORATE BONDS
(Cost $462,243,973)		$465,948,444

MUNICIPAL BONDS – 0.6%
County of Clark (Nevada)
6.820%, 07/01/2045	1,215,000	1,867,406
Los Angeles Community College District
(California)
6.750%, 08/01/2049	1,530,000	2,332,837
North Texas Tollway Authority
6.718%, 01/01/2049	1,495,000	2,235,832
Port Authority of New York & New
Jersey
4.458%, 10/01/2062	2,190,000	2,480,263
State of California
7.600%, 11/01/2040	1,125,000	1,777,748
The Ohio State University
4.800%, 06/01/2111	600,000	659,238
TOTAL MUNICIPAL BONDS
(Cost $10,140,674)		$11,353,324

COLLATERALIZED MORTGAGE
OBLIGATIONS – 7.1%
Commercial and residential – 4.7%
CD Mortgage Trust
Series 2016-CD1, Class A1,
1.443%, 08/10/2049	395,026	388,948
Series 2016-CD1, Class ASB,
2.622%, 08/10/2049	1,295,000	1,280,117
Series 2017-CD4, Class ASB,
3.317%, 05/10/2050	702,000	720,993
Series 2017-CD6, Class ASB,
3.332%, 11/13/2050	1,764,000	1,809,793
CFCRE Commercial Mortgage Trust
Series 2011-C1, Class A4,
4.961%, 04/15/2044 (A)(D)	1,106,945	1,164,127
Series 2016-C3, Class A1,
1.793%, 01/10/2048	644,085	640,435
Series 2016-C4, Class A4,
3.283%, 05/10/2058	890,000	892,411
Series 2016-C7, Class A2,
3.585%, 12/10/2054	934,000	963,946
Series 2016-C7, Class A3,
3.839%, 12/10/2054	579,000	608,506
Series 2017-C8, Class A1,
1.965%, 06/15/2050	543,647	540,033
Series 2017-C8, Class A4,
3.572%, 06/15/2050	560,000	575,697
Series 2017-C8, Class ASB,
3.367%, 06/15/2050	733,000	751,480
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class A2,
1.987%, 04/10/2046	1,092,195	1,092,462
Series 2013-GC11, Class AAB,
2.690%, 04/10/2046	625,000	628,219
Series 2014-GC25, Class A4,
3.635%, 10/10/2047	1,616,000	1,680,274
Series 2015-GC29, Class A4,
3.192%, 04/10/2048	823,000	830,900
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class A3,
2.822%, 10/15/2045	741,000	742,874
Series 2012-CR4, Class A2,
1.801%, 10/15/2045	108,519	108,445
Series 2013-CR10, Class A2,
2.972%, 08/10/2046	484,000	487,545
Series 2013-CR11, Class A1,
1.468%, 08/10/2050	141,387	141,071
Series 2013-CR12, Class A1,
1.295%, 10/10/2046	24,520	24,483
Series 2013-CR12, Class A3,
3.765%, 10/10/2046	455,000	478,433
Series 2013-CR12, Class A4,
4.046%, 10/10/2046	758,000	807,667
Series 2013-CR6, Class A2,
2.122%, 03/10/2046	278,525	278,424
Series 2013-CR9, Class ASB,
3.834%, 07/10/2045	1,998,000	2,081,609
Series 2014-CR16, Class ASB,
3.653%, 04/10/2047	940,000	975,398
Series 2014-UBS6, Class A5,
3.644%, 12/10/2047	1,326,000	1,375,745
Series 2014-UBS6, Class AM,
4.048%, 12/10/2047	1,206,000	1,258,786
Series 2016-COR1, Class ASB,
2.972%, 10/10/2049	562,000	564,612
Commercial Mortgage Trust
(Citigroup/Deutsche Bank AG/Jefferies
& Company)
Series 2017-COR2, Class A3
3.510%, 09/10/2050	461,000	471,767
Commercial Mortgage Trust (Deutsche
Bank AG/Jefferies & Company)
Series 2014-UBS5, Class ASB
3.548%, 09/10/2047	195,000	202,007
Commercial Mortgage Trust (Deutsche
Bank AG/UBS)
Series 2014-UBS2, Class A5,
3.961%, 03/10/2047	248,000	261,519
Series 2014-UBS4, Class A5,
3.694%, 08/10/2047	551,000	572,898
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4,
3.718%, 08/15/2048	986,000	1,026,102
Series 2015-C4, Class A4,
3.808%, 11/15/2048	2,404,000	2,516,042
Series 2016-C5, Class ASB,
3.533%, 11/15/2048	279,000	288,329
Series 2016-C7, Class A5,
3.502%, 11/15/2049	1,501,000	1,538,679
DBJPM Mortgage Trust
Series 2017-C6, Class ASB
3.121%, 06/10/2050	416,000	420,136
GS Mortgage Securities Trust
Series 2012-GCJ7, Class AAB,
2.935%, 05/10/2045	172,788	174,962
Series 2013-GC14, Class AAB,
3.817%, 08/10/2046	2,256,000	2,347,701
Series 2013-GC16, Class A2,
3.033%, 11/10/2046	456,637	459,815

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
GS Mortgage Securities Trust (continued)
Series 2014-GC18, Class A3,
3.801%, 01/10/2047	$623,000	$654,861
Series 2016-GS3, Class A4,
2.850%, 10/10/2049	572,000	559,144
Series 2016-GS3, Class AAB,
2.777%, 10/10/2049	857,000	852,835
Impact Funding Affordable Multifamily
Housing Mortgage Loan Trust
Series 2010-1, Class A1
5.314%, 01/25/2051 (D)	1,737,090	1,895,254
JPMBB Commercial Mortgage
Securities Trust
Series 2013-C15, Class A2,
2.977%, 11/15/2045	944,343	950,389
Series 2014-C21, Class A5,
3.775%, 08/15/2047	1,628,000	1,701,446
Series 2014-C23, Class A4,
3.670%, 09/15/2047	793,000	824,103
Series 2015-C28, Class A2,
2.773%, 10/15/2048	542,000	546,809
Series 2015-C28, Class A3,
2.912%, 10/15/2048	3,160,000	3,131,376
Series 2015-C28, Class A4,
3.227%, 10/15/2048	1,097,000	1,107,505
Series 2015-C30, Class A5,
3.822%, 07/15/2048	1,877,000	1,978,150
Series 2015-C30, Class AS,
4.226%, 07/15/2048 (A)	955,000	1,006,933
Series 2015-C30, Class ASB,
3.559%, 07/15/2048	949,000	984,935
Series 2016-C1, Class ASB,
3.316%, 03/15/2049	1,741,000	1,782,972
JPMCC Commercial Mortgage
Securities Trust
Series 2017-JP5, Class ASB,
3.548%, 03/15/2050	2,500,000	2,588,782
Series 2017-JP6, Class ASB,
3.282%, 07/15/2050	781,000	796,282
JPMDB Commercial Mortgage Securities
Trust
Series 2017-C5, Class ASB
3.491%, 03/15/2050	281,000	290,043
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2010-C2, Class A2,
3.616%, 11/15/2043 (D)	59,374	60,168
Series 2010-CNTR, Class A2,
4.311%, 08/05/2032 (D)	1,478,138	1,518,228
Series 2011-C4, Class A3,
4.106%, 07/15/2046 (D)	2,254,078	2,266,233
Series 2012-CBX, Class A4,
3.483%, 06/15/2045	1,197,000	1,233,061
Series 2012-LC9, Class A5,
2.840%, 12/15/2047	1,817,000	1,826,157
Series 2013-C13, Class A2,
2.665%, 01/15/2046	2,170,151	2,180,025
Series 2014-C20, Class A2,
2.872%, 07/15/2047	516,000	520,602
Series 2014-C20, Class A5,
3.805%, 07/15/2047	65,000	68,018
Series 2015-JP1, Class ASB,
3.733%, 01/15/2049	843,000	881,734
Series 2016-JP2, Class A1,
1.324%, 08/15/2049	1,045,610	1,030,731
Series 2016-JP2, Class ASB,
2.713%, 08/15/2049	770,000	762,574
JPMorgan Mortgage Trust
Series 2017-5, Class A1
3.188%, 12/15/2047 (A)(D)	9,518,000	9,627,925
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2013-C10, Class A2,
2.964%, 07/15/2046	218,679	219,221
Series 2013-C9, Class A2,
1.970%, 05/15/2046	49,060	49,051
Series 2015-C25, Class ASB,
3.383%, 10/15/2048	2,640,000	2,710,599
Series 2015-C27, Class A4,
3.753%, 12/15/2047	1,239,000	1,300,060
Series 2016-C28, Class A4,
3.544%, 01/15/2049	479,000	493,748
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A3,
3.540%, 12/15/2048	690,000	712,928
Series 2016-UB11, Class A1,
1.445%, 08/15/2049	1,120,963	1,103,594
Series 2016-UB11, Class ASB,
2.606%, 08/15/2049	646,000	634,446
Series 2016-UBS9, Class A1,
1.711%, 03/15/2049	561,745	557,270
UBS-Barclays Commercial
Mortgage Trust
Series 2012-C2, Class A4,
3.525%, 05/10/2063	1,137,000	1,177,441
Series 2012-C4, Class A2,
1.712%, 12/10/2045	45,365	45,347
		86,804,370
U.S. Government Agency – 2.4%
Federal Home Loan Mortgage Corp.
Series 3829, Class ED,
3.500%, 10/15/2028	185,783	186,293
Series 3838, Class QE,
3.500%, 01/15/2029	407,329	409,362
Series 4425, Class A,
4.000%, 09/15/2040	573,544	600,634
Series 4529, Class HC,
3.000%, 10/15/2039	544,751	548,388
Series 4604, Class AB,
3.000%, 08/15/2046	1,613,177	1,631,482
Series 4640, Class LD,
4.000%, 09/15/2043	4,453,489	4,661,529
Series 4700, Class QJ,
4.000%, 07/15/2044	4,129,171	4,326,994
Series 4705, Class A,
4.500%, 09/15/2042	2,743,790	2,907,702
Series 4742, Class PA,
3.000%, 10/15/2047	12,175,000	12,220,181
Federal National Mortgage Association
Series 2007-108, Class AN,
8.052%, 11/25/2037 (A)	228,680	263,032
Series 2011-43, Class AN,
3.500%, 12/25/2028	359,082	359,757

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National
Mortgage Association (continued)
Series 2013-30, Class CA,
1.500%, 04/25/2043	$835,158	$764,047
Series 2014-40, Class EP,
3.500%, 10/25/2042	1,020,756	1,052,504
Series 2015-M3, Class FA (1 Month
LIBOR + 0.220%),
1.457%, 06/25/2018 (A)	98,403	98,378
Series 2016-59, Class CA,
3.500%, 09/25/2043	5,229,801	5,422,302
Series 2017-13, Class PA,
3.000%, 08/25/2046	2,175,593	2,193,634
Series 2017-33, Class LB,
3.000%, 05/25/2039	2,616,161	2,642,639
Series 2017-M13, Class A2,
2.938%, 09/25/2027 (A)	1,400,000	1,399,061
Series 2017-M4, Class A2,
2.684%, 12/25/2026 (A)	1,405,000	1,371,425
Series 2017-M7, Class A2,
2.961%, 02/25/2027 (A)	1,258,000	1,260,280
		44,319,624
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $132,489,425)		$131,123,994

ASSET BACKED SECURITIES – 13.2%
Ally Master Owner Trust
Series 2017-1, Class A (1 Month
LIBOR + 0.400%)
1.650%, 02/15/2021 (A)	995,000	996,491
American Express Credit Account Master
Trust
Series 2017-7, Class A
2.350%, 05/15/2025	2,744,000	2,737,818
Avis Budget Rental Car Funding
AESOP LLC
Series 2014-2A, Class A
2.500%, 02/20/2021 (D)	3,558,000	3,564,160
Bank of The West Auto Trust
Series 2017-1, Class A4
2.330%, 09/15/2023 (D)	1,087,000	1,079,070
California Republic Auto
Receivables Trust
Series 2016-1, Class A4
2.240%, 10/15/2021	3,056,000	3,061,307
Series 2017-1, Class A3
1.900%, 03/15/2021	1,296,000	1,292,142
Series 2017-1, Class A4
2.280%, 06/15/2022	588,000	587,087
Capital Auto Receivables Asset Trust
Series 2015-4, Class A2
1.620%, 03/20/2019	205,638	205,656
Series 2015-4, Class A4
2.010%, 07/20/2020	776,000	776,534
Series 2016-2, Class A2A
1.320%, 01/22/2019	2,034	2,034
Series 2016-2, Class A4
1.980%, 10/20/2020	765,000	764,661
Series 2016-3, Class A2A
1.360%, 04/22/2019	160,761	160,729
Series 2016-3, Class A4
1.690%, 03/20/2021	674,000	669,720
Series 2017-1, Class A3
2.020%, 08/20/2021 (D)	754,000	751,863
Capital One Multi-Asset Execution Trust
Series 2015-A1, Class A1
1.390%, 01/15/2021	162,000	161,952
Series 2017-A6, Class A6
2.290%, 07/15/2025	477,000	474,358
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 Month
LIBOR + 1.650%)
2.978%, 11/26/2046 (A)(D)	1,549,535	1,588,293
Discover Card Execution Note Trust
Series 2017-A7, Class A7 (1 Month
LIBOR + 0.360%)
1.610%, 04/15/2025 (A)	1,374,000	1,379,901
Enterprise Fleet Financing LLC
Series 2017-2, Class A3
2.220%, 01/20/2023 (D)	1,926,000	1,914,991
Flagship Credit Auto Trust
Series 2016-3, Class A2
2.050%, 11/15/2020 (D)	910,000	910,041
Hertz Vehicle Financing II LP
Series 2015-1A, Class A
2.730%, 03/25/2021 (D)	3,387,000	3,394,459
Series 2015-3A, Class A
2.670%, 09/25/2021 (D)	2,840,000	2,816,132
Series 2016-2A, Class A
2.950%, 03/25/2022 (D)	1,643,000	1,637,723
Series 2016-3A, Class A
2.270%, 07/25/2020 (D)	1,787,000	1,778,050
Series 2016-3A, Class B
3.110%, 07/25/2020 (D)	711,000	707,920
Series 2016-4A, Class A
2.650%, 07/25/2022 (D)	2,284,000	2,246,650
Series 2017-2A, Class A
3.290%, 10/25/2023 (D)	3,191,000	3,189,801
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 Month
LIBOR + 1.600%)
2.850%, 10/15/2031 (A)(D)	2,054,000	2,095,709
Series 2014-CTA, Class A (1 Month
LIBOR + 0.700%)
1.950%, 09/16/2024 (A)(D)	855,826	858,119
Series 2015-AA, Class A2B (1 Month
LIBOR + 1.200%)
2.450%, 12/15/2028 (A)(D)	437,026	443,317
Series 2015-CA, Class B
3.250%, 05/15/2040 (D)	915,000	923,366
Series 2016-AA, Class A2A
3.910%, 12/15/2045 (D)	5,509,464	5,675,052
Series 2016-AA, Class A2B (1 Month
LIBOR + 2.150%)
3.400%, 12/15/2045 (A)(D)	1,245,412	1,299,160
Series 2017-A, Class A1 (1 Month
LIBOR + 0.400%)
1.640%, 12/16/2058 (A)(D)	3,805,000	3,804,785
Series 2017-A, Class A2A
2.880%, 12/16/2058 (D)	2,095,000	2,080,532
Series 2017-A, Class A2B (1 Month
LIBOR + 0.900%)
2.140%, 12/16/2058 (A)(D)	2,128,000	2,127,878
Navient Student Loan Trust
Series 2014-1, Class A3 (1 Month
LIBOR + 0.510%)
1.838%, 06/25/2031 (A)	1,753,000	1,747,226
Series 2015-1, Class A2 (1 month
LIBOR + 0.600%)
1.929%, 04/25/2040 (A)	5,794,000	5,813,663

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Navient Student Loan Trust (continued)
Series 2016-1A, Class A (1 Month
LIBOR + 0.700%)
2.028%, 02/25/2070 (A)(D)	$6,027,049	$6,045,871
Series 2016-5A, Class A (1 Month
LIBOR + 1.250%)
2.578%, 06/25/2065 (A)(D)	915,002	934,289
Series 2016-7A, Class A (1 Month
LIBOR + 1.150%)
2.478%, 03/25/2066 (A)(D)	1,633,383	1,671,874
Series 2017-1A, Class A3 (1 Month
LIBOR + 1.150%)
2.478%, 07/26/2066 (A)(D)	5,962,000	6,107,078
Series 2017-2A, Class A (1 Month
LIBOR + 1.050%)
2.378%, 12/27/2066 (A)(D)	5,741,601	5,805,563
Series 2017-3A, Class A3 (1 Month
LIBOR + 1.050%)
2.378%, 07/26/2066 (A)(D)	3,560,000	3,612,967
Series 2017-4A, Class A3 (1 Month
LIBOR + 1.000%)
2.328%, 09/27/2066 (A)(D)	5,225,000	5,276,096
Series 2017-5A, Class A (1 Month
LIBOR + 0.800%)
2.128%, 07/26/2066 (A)(D)	6,954,212	6,991,771
Nelnet Student Loan Trust
Series 2004-3, Class A5 (3 Month
LIBOR + 0.180%)
1.547%, 10/27/2036 (A)	840,939	830,174
Series 2004-4, Class A5 (3 Month
LIBOR + 0.160%)
1.527%, 01/25/2037 (A)	734,389	726,505
Series 2005-1, Class A5 (3 Month
LIBOR + 0.110%)
1.477%, 10/25/2033 (A)	5,908,238	5,794,864
Series 2005-2, Class A5 (3 Month
LIBOR + 0.100%)
1.423%, 03/23/2037 (A)	896,002	886,578
Series 2005-3, Class A5 (3 Month
LIBOR + 0.120%)
1.443%, 12/24/2035 (A)	7,544,634	7,458,266
Series 2005-4, Class A4 (3 Month
LIBOR + 0.180%)
1.503%, 03/22/2032 (A)	832,000	804,179
Series 2006-2, Class A6 (3 Month
LIBOR + 0.120%)
1.487%, 04/25/2031 (A)	3,440,000	3,444,553
Series 2010-4A, Class A (1 Month
LIBOR + 0.800%)
2.128%, 04/25/2046 (A)(D)	721,767	729,060
Series 2016-1A, Class A (1 Month
LIBOR + 0.800%)
2.128%, 09/25/2065 (A)(D)	2,249,578	2,280,538
Series 2017-2A, Class A (1 Month
LIBOR + 0.770%)
2.098%, 09/25/2065 (A)(D)	3,360,574	3,373,254
Nissan Master Owner Trust Receivables
Series 2017-C, Class A (1 month
LIBOR + 0.320%)
1.501%, 10/17/2022 (A)	3,755,000	3,758,203
Santander Drive Auto Receivables Trust
Series 2017-3, Class A3
1.870%, 06/15/2021	1,557,000	1,551,776
SLM Private Education Loan Trust
Series 2012-D, Class A2
2.950%, 02/15/2046 (D)	297,492	297,647
Series 2013-B, Class A2B (1 month
LIBOR + 1.100%)
2.350%, 06/17/2030 (A)(D)	734,631	737,478
Series 2013-C, Class A2A
2.940%, 10/15/2031 (D)	671,634	676,206
SLM Student Loan Trust
Series 2003-1, Class ASC (3 Month
LIBOR + 0.750%)
2.070%, 12/15/2032 (A)(D)	1,192,207	1,182,362
Series 2004-10, Class A7A (3 Month
LIBOR + 0.750%)
2.117%, 10/25/2029 (A)(D)	2,777,000	2,777,219
Series 2005-6, Class A5B (3 Month
LIBOR + 1.200%)
2.567%, 07/27/2026 (A)	66,438	66,695
Series 2005-8, Class A5 (3 Month
LIBOR + 1.700%)
1.537%, 01/25/2040 (A)	1,686,000	1,625,961
Series 2006-3, Class A5 (3 Month
LIBOR + 0.100%)
1.467%, 01/25/2021 (A)	2,466,705	2,450,267
Series 2007-2, Class A4 (3 Month
LIBOR + 0.060%)
1.427%, 07/25/2022 (A)	2,873,000	2,789,772
Series 2010-1, Class A (1 Month
LIBOR + 0.400%)
1.728%, 03/25/2025 (A)	521,223	515,506
Series 2012-1, Class A3 (1 Month
LIBOR + 0.950%)
2.279%, 09/25/2028 (A)	5,371,434	5,421,898
Series 2012-2, Class A (1 Month
LIBOR + 0.700%)
2.028%, 01/25/2029 (A)	1,660,813	1,668,748
Series 2012-6, Class A3 (1 Month
LIBOR + 0.750%)
2.078%, 05/26/2026 (A)	866,810	861,548
Series 2012-6, Class B (1 Month
LIBOR + 1.000%)
2.328%, 04/27/2043 (A)	1,086,000	993,081
Series 2013-1, Class B (1 Month
LIBOR + 1.800%)
3.128%, 11/25/2070 (A)	185,000	185,529
SMB Private Education Loan Trust
Series 2015-A, Class A2A
2.490%, 06/15/2027 (D)	827,000	827,077
Series 2015-A, Class A2B (1 Month
LIBOR + 1.000%)
2.250%, 06/15/2027 (A)(D)	2,328,000	2,362,242
Series 2015-B, Class A2A
2.980%, 07/15/2027 (D)	832,724	839,536
Series 2015-B, Class A2B (1 Month
LIBOR + 1.200%)
2.450%, 07/15/2027 (A)(D)	3,357,854	3,409,355
Series 2015-C, Class A2A
2.750%, 07/15/2027 (D)	1,256,190	1,261,219
Series 2015-C, Class A2B (1 Month
LIBOR + 1.400%)
2.650%, 07/15/2027 (A)(D)	953,690	975,085
Series 2016-A, Class A2A
2.700%, 05/15/2031 (D)	3,321,000	3,310,748
Series 2016-A, Class A2B (1 Month
LIBOR + 1.500%)
2.750%, 05/15/2031 (A)(D)	10,412,000	10,704,524

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SMB Private Education
Loan Trust (continued)
Series 2016-B, Class A2B (1 Month
LIBOR + 1.450%)
2.700%, 02/17/2032 (A)(D)	$4,891,000	$5,052,793
Series 2016-C, Class A2A
2.340%, 09/15/2034 (D)	3,589,000	3,490,019
Series 2016-C, Class A2B (1 Month
LIBOR + 1.100%)
2.350%, 09/15/2034 (A)(D)	2,806,000	2,853,577
Series 2017-A, Class A2A
2.880%, 09/15/2034 (D)	1,924,000	1,931,585
Series 2017-A, Class A2B (1 Month
LIBOR + 0.900%)
2.150%, 09/15/2034 (A)(D)	750,000	759,502
Series 2017-B, Class A2A
2.820%, 10/15/2035 (D)	2,606,000	2,600,543
Series 2017-B, Class A2B (1 Month
LIBOR + 0.750%)
2.101%, 10/15/2035 (A)(D)	2,628,000	2,637,777
SoFi Professional Loan Program LLC
Series 2016-A, Class A2
2.760%, 12/26/2036 (D)	2,442,958	2,442,805
Series 2016-D, Class A1 (1 month
LIBOR + 0.950%)
2.278%, 01/25/2039 (A)(D)	377,553	381,255
Series 2016-E, Class A1 (1 Month
LIBOR + 0.850%)
2.178%, 07/25/2039 (A)(D)	1,194,055	1,205,211
Series 2017-A, Class A1 (1 Month
LIBOR + 0.700%)
2.028%, 03/26/2040 (A)(D)	886,270	891,052
Series 2017-A, Class A2B
2.400%, 03/26/2040 (D)	1,017,000	1,002,866
Series 2017-B, Class A2FX
2.740%, 05/25/2040 (D)	1,304,000	1,302,729
Series 2017-C, Class A2B
2.630%, 07/25/2040 (D)	1,870,000	1,861,748
Series 2017-D, Class A2FX
2.650%, 09/25/2040 (D)	468,000	466,095
Series 2017-E, Class A1 (1 Month
LIBOR + 0.500%)
1.828%, 11/26/2040 (A)(D)	1,043,082	1,043,595
Series 2017-E, Class A2B
2.720%, 11/26/2040 (D)	3,269,000	3,252,165
Synchrony Credit Card Master
Note Trust
Series 2015-1, Class A
2.370%, 03/15/2023	970,000	973,823
Series 2016-2, Class A
2.210%, 05/15/2024	646,000	643,220
Series 2016-3, Class A
1.580%, 09/15/2022	4,043,000	4,003,865
Series 2017-2, Class A
2.620%, 10/15/2025	2,844,000	2,848,488
TCF Auto Receivables Owner Trust
Series 2016-1A, Class A3
1.710%, 04/15/2021 (D)	623,000	621,519
Series 2016-1A, Class A4
2.030%, 02/15/2022 (D)	464,000	461,684
Series 2016-PT1A, Class A
1.930%, 06/15/2022 (D)	354,345	353,388
Toyota Auto Receivables Owner Trust
Series 2017-D, Class A4
2.120%, 02/15/2023	2,405,000	2,397,783
Verizon Owner Trust
Series 2017-3A, Class A1B (1 Month
LIBOR + 0.270%)
1.510%, 04/20/2022 (A)(D)	2,552,000	2,555,043
Volvo Financial Equipment Master
Owner Trust
Series 2017-A, Class A (1 month
LIBOR + 0.500%)
1.764%, 11/15/2022 (A)(D)	1,558,000	1,561,890
World Financial Network Credit Card
Master Trust
Series 2015-B, Class A
2.550%, 06/17/2024	146,000	146,779
Series 2016-A, Class A
2.030%, 04/15/2025	4,239,000	4,166,773
Series 2016-C, Class A
1.720%, 08/15/2023	1,279,000	1,268,723
Series 2017-A, Class A
2.120%, 03/15/2024	2,337,000	2,326,962
Series 2017-C, Class A
2.310%, 08/15/2024	3,651,000	3,646,721
World Omni Auto Receivables Trust
Series 2014-B, Class A4
1.680%, 12/15/2020	690,000	689,113
TOTAL ASSET BACKED SECURITIES
(Cost $240,431,885)		$241,582,603

SECURITIES LENDING COLLATERAL – 0.1%
John Hancock Collateral Trust,
1.2290% (F)(G)	175,660	1,757,443
TOTAL SECURITIES LENDING
COLLATERAL (Cost $1,757,575)		$1,757,443

SHORT-TERM INVESTMENTS – 2.5%
Money market funds – 2.5%
State Street Institutional
U.S. Government Money Market
Fund, Premier Class, 0.9925% (F)	46,671,498	46,671,498
TOTAL SHORT-TERM INVESTMENTS (Cost $46,671,498)		$46,671,498
Total Investments (Core Bond Fund)
(Cost $2,017,398,902) – 109.8%		$2,015,309,469
Other assets and liabilities, net – (9.8%)		(180,475,068)
TOTAL NET ASSETS – 100.0%		$1,834,834,401
SALE COMMITMENTS
OUTSTANDING - (0.4)%
U.S. Government Agency - (0.4)%
Government National Mortgage
Association
4.500%, TBA (B)	$(6,800,000)	$(7,161,978)
TOTAL SALE COMMITMENTS OUTSTANDING
(Cost $(7,182,430))		$(7,161,978)

Security Abbreviations and Legend

LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $264,096,119 or 14.4% of the fund’s net assets as of 11-30-17.
(E)	A portion of this security is on loan as of 11-30-17. The value of securities on loan amounted to $1,702,596.
(F)	The rate shown is the annualized seven-day yield as of 11-30-17.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Fundamental Global Franchise Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 91.1%
Belgium - 5.9%
Anheuser-Busch InBev SA	247,914	$28,401,841
France - 5.6%
Danone SA	319,618	26,991,383
Ireland - 1.7%
Shire PLC	167,112	8,284,596
Italy - 3.7%
Ferrari NV	165,861	18,012,502
Netherlands - 8.1%
Heineken Holding NV	404,395	38,934,206
Switzerland - 5.6%
Cie Financiere Richemont SA	136,542	11,767,746
Nestle SA	175,444	15,009,159
		26,776,905
United Kingdom - 11.5%
British American Tobacco PLC	214,820	13,660,834
Diageo PLC	386,781	13,372,352
Experian PLC	198,613	4,132,574
IHS Markit, Ltd. (A)	193,593	8,638,120
Imperial Brands PLC	379,433	15,727,149
		55,531,029
United States - 49.0%
Allergan PLC	83,167	14,456,920
Alphabet, Inc., Class A (A)	5,992	6,208,731
Alphabet, Inc., Class C (A)	6,120	6,251,029
Amazon.com, Inc. (A)	18,911	22,253,519
American Express Company	128,117	12,518,312
American Tower Corp.	123,439	17,766,575
Apple, Inc.	82,931	14,251,692
AutoZone, Inc. (A)	15,847	10,883,086
eBay, Inc. (A)	897,768	31,125,617
Gilead Sciences, Inc.	123,396	9,227,553
Liberty Media Corp.-Liberty Formula
One, Series A (A)	112,386	3,909,909
Liberty Media Corp.-Liberty Formula
One, Series C (A)	329,610	11,997,804
McDonald’s Corp.	28,080	4,828,918
Nielsen Holdings PLC	252,378	9,267,320
Ralph Lauren Corp.	75,981	7,229,592
Tempur Sealy International, Inc. (A)	288,853	16,727,477
Twenty-First Century Fox, Inc., Class A	240,020	7,666,239
Visa, Inc., Class A	107,256	12,075,953
Wal-Mart Stores, Inc.	176,797	17,189,972
		235,836,218
TOTAL COMMON STOCKS
(Cost $337,814,367)		$438,768,680

SHORT-TERM INVESTMENTS - 8.7%
U.S. Government Agency - 8.6%
Federal Agricultural Mortgage Corp.
Discount Note
0.951%, 12/01/2017 *	$2,119,000	$2,119,000
Federal Farm Credit Bank Discount Note
0.950%, 12/01/2017 *	3,258,000	3,258,000
Federal Home Loan Bank Discount Note
0.900%, 12/01/2017 *	35,869,000	35,869,000
		41,246,000
Money market funds - 0.1%
JPMorgan U.S. Treasury Plus Money
Market Fund, Institutional Class,
0.9500% (B)	393,115	393,115
TOTAL SHORT-TERM INVESTMENTS
(Cost $41,639,115)		$41,639,115
Total Investments (Fundamental Global Franchise Fund)
(Cost $379,453,482) - 99.8%		$480,407,795
Other assets and liabilities, net - 0.2%		1,005,909
TOTAL NET ASSETS - 100.0%		$481,413,704

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 11-30-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Global Bond Fund

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 33.5%
U.S. Government - 5.5%
U.S. Treasury Bonds
2.750%, 11/15/2042	$7,000,000	$6,922,344
3.000%, 05/15/2045 (A)	600,000	619,289
U.S. Treasury Inflation
Protected Securities
0.125%, 04/15/2022	1,420,608	1,407,294
0.125%, 07/15/2022 to 07/15/2024 (A)	1,565,699	1,541,224
2.500%, 01/15/2029 (A)	4,942,420	5,920,117
2.000%, 08/15/2025 to 11/15/2026 (A)	500,000	486,563
		16,896,831
U.S. Government Agency - 28.0%
Federal National Mortgage Association
2.144%, (12 month Treasury Average
Index + 1.200%), 11/01/2042 to
10/01/2044 (B)	896,686	903,117
2.804%, (12 month Treasury Average
Index + 1.838%), 11/01/2035 (B)	81,077	83,651
3.000%, TBA (C)	13,900,000	13,849,659
3.500%, TBA (C)	29,200,000	29,889,330
3.510%, (12 month LIBOR +
1.760%), 09/01/2035 (B)	37,309	39,375
3.662%, (12 month LIBOR +
1.912%), 07/01/2035 (B)	22,802	24,162
4.000%, TBA (C)	39,700,000	41,442,019
4.500%, 05/01/2029 to 11/01/2044	332,242	355,129
		86,586,442
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $103,615,623)		$103,483,273

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS - 23.0%
Argentina - 0.1%
Republic of Argentina
3.375%, 01/15/2023	EUR	300,000	$360,985
Canada - 3.1%
Government of Canada
1.500%, 12/01/2044	CAD	339,420	320,415
Province of Alberta
1.250%, 06/01/2020		1,500,000	1,149,204
2.350%, 06/01/2025		2,200,000	1,701,084
Province of British Columbia
2.300%, 06/18/2026		1,200,000	924,646
Province of Ontario
2.400%, 06/02/2026		200,000	154,647
2.450%, 06/29/2022		$1,100,000	1,100,720
3.150%, 06/02/2022	CAD	600,000	487,678
3.500%, 06/02/2024		3,100,000	2,582,769
Province of Quebec
3.000%, 09/01/2023		1,500,000	1,215,219
			9,636,382
France - 1.4%
Government of France
2.000%, 05/25/2048 (D)	EUR	3,300,000	4,257,631
Italy - 4.9%
Republic of Italy
1.450%, 11/15/2024		2,200,000	2,664,578
2.450%, 09/01/2033 (D)		2,700,000	3,259,677
2.800%, 03/01/2067 (D)		1,300,000	1,412,463
3.450%, 03/01/2048 (D)		5,400,000	7,016,465
6.000%, 08/04/2028	GBP	500,000	833,955
			15,187,138
Japan - 3.0%
Development Bank of Japan, Inc.
1.625%, 09/01/2021 (D)		$1,100,000	1,061,277
Government of Japan
0.500%, 09/20/2046	JPY	330,000,000	2,698,793
1.600%, 03/20/2033		90,000,000	951,557
Japan Bank for International Cooperation
2.000%, 11/04/2021		$600,000	589,181
2.375%, 11/16/2022		300,000	297,342
2.500%, 06/01/2022		600,000	599,536
Japan Finance Organization for
Municipalities
2.625%, 04/20/2022 (D)		1,300,000	1,297,226
Tokyo Metropolitan Government
2.000%, 05/17/2021 (D)		600,000	587,422
2.500%, 06/08/2022 (D)		1,200,000	1,194,180
			9,276,514
Kuwait - 1.0%
State of Kuwait
2.750%, 03/20/2022 (D)		1,000,000	1,000,104
3.500%, 03/20/2027 (D)		2,000,000	2,036,236
			3,036,340
Norway - 0.4%
Kommunalbanken AS
6.500%, 04/12/2021	AUD	1,300,000	1,113,350
Peru - 0.2%
Republic of Peru
8.200%, 08/12/2026	PEN	2,000,000	757,290
Poland - 0.4%
Republic of Poland
2.250%, 04/25/2022	PLN	3,900,000	1,089,976
3.250%, 07/25/2025		100,000	28,469
			1,118,445
Qatar - 0.2%
Government of Qatar
4.500%, 01/20/2022		$600,000	632,632
Saudi Arabia - 1.4%
Kingdom of Saudi Arabia
2.375%, 10/26/2021		3,600,000	3,514,277
3.625%, 03/04/2028 (D)		900,000	893,250
			4,407,527
Slovenia - 1.7%
Republic of Slovenia
4.125%, 02/18/2019 (D)		1,900,000	1,945,125
4.125%, 02/18/2019		1,200,000	1,227,908
5.250%, 02/18/2024		1,400,000	1,597,028
5.500%, 10/26/2022		300,000	338,878
			5,108,939
Spain - 2.8%
Autonomous Community of Andalusia
4.850%, 03/17/2020	EUR	900,000	1,188,813
Autonomous Community of Catalonia
4.750%, 06/04/2018		300,000	362,697
4.900%, 09/15/2021		600,000	757,153
4.950%, 02/11/2020		900,000	1,141,554
Kingdom of Spain
1.450%, 10/31/2027 (D)		1,300,000	1,547,302
1.950%, 04/30/2026 (D)		1,600,000	2,021,316
2.900%, 10/31/2046 (D)		1,400,000	1,726,934
			8,745,769
United Arab Emirates - 0.3%
Abu Dhabi Government
2.500%, 10/11/2022 (D)		$300,000	296,254
3.125%, 10/11/2027 (D)		600,000	589,500
			885,754
United Kingdom - 2.1%
Government of United Kingdom
3.250%, 01/22/2044	GBP	2,300,000	3,967,314
4.250%, 12/07/2040		1,300,000	2,531,672
			6,498,986
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $69,915,627)			$71,023,682

CORPORATE BONDS - 43.1%
Australia - 0.5%
Westpac Banking Corp.
1.850%, 11/26/2018 (D)		$1,500,000	1,497,748
Belgium - 0.7%
KBC Bank NV (8.000% to 1-25-18, then
5 Year U.S. Swap Rate + 7.097%)
01/25/2023		2,000,000	2,015,000
Brazil - 0.7%
Petrobras Global Finance BV
5.999%, 01/27/2028 (D)		1,849,000	1,860,186
7.250%, 03/17/2044		400,000	417,500
			2,277,686
Canada - 2.0%
Bank of Montreal
1.750%, 06/15/2021 (D)		2,500,000	2,442,322
Enbridge, Inc.
2.900%, 07/15/2022		400,000	397,722

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Canada (continued)
Enbridge, Inc. (3 month LIBOR +
0.400%)
1.750%, 01/10/2020 (B)		$100,000	$100,215
Enbridge, Inc. (3 month LIBOR +
0.700%)
2.020%, 06/15/2020 (B)		400,000	403,465
Royal Bank of Canada
2.300%, 03/22/2021		1,200,000	1,197,875
The Bank of Nova Scotia
1.875%, 04/26/2021		1,700,000	1,673,215
			6,214,814
Denmark - 6.2%
AP Moller - Maersk A/S
2.875%, 09/28/2020 (D)		400,000	402,130
BRFkredit A/S
2.000%, 10/01/2047	DKK	5,413,336	871,764
3.000%, 10/01/2047		63,816	10,818
Nordea Kredit Realkreditaktieselskab
2.000%, 10/01/2047		19,083,080	3,078,940
2.500%, 10/01/2037 to 10/01/2047		1,224,798	207,234
Nykredit Realkredit A/S
2.000%, 10/01/2037 to 10/01/2047		33,753,808	5,471,385
2.500%, 10/01/2037 to 10/01/2047		15,802,931	2,669,066
Realkredit Danmark A/S
2.000%, 10/01/2037 to 10/01/2047		29,608,786	4,798,278
2.500%, 10/01/2037 to 07/01/2047		10,454,821	1,766,144
			19,275,759
France - 2.5%
Credit Agricole SA (8.125% to 9-19-18,
then 5 Year U.S. Swap Rate +
6.283%)
09/19/2033		$1,000,000	1,042,500
Dexia Credit Local SA
0.750%, 01/25/2023	EUR	600,000	736,404
1.875%, 09/15/2021 (D)		$2,500,000	2,447,303
2.000%, 01/22/2021	EUR	800,000	1,017,215
2.250%, 02/18/2020 (D)		$2,400,000	2,398,086
			7,641,508
Germany - 1.1%
Deutsche Bank AG
4.250%, 10/14/2021		2,200,000	2,289,506
KFW
5.000%, 03/19/2024	AUD	100,000	85,380
Landwirtschaftliche Rentenbank
5.375%, 04/23/2024	NZD	1,500,000	1,146,168
			3,521,054
Guernsey, Channel Islands - 0.1%
Credit Suisse Group Funding
Guernsey, Ltd.
3.800%, 06/09/2023		$250,000	258,336
Italy - 0.6%
Banca Carige SpA
3.875%, 10/24/2018	EUR	1,435,000	1,758,381
Ivory Coast - 0.9%
African Development Bank
5.250%, 03/23/2022	AUD	3,200,000	2,689,439
Japan - 1.8%
Central Nippon Expressway
Company, Ltd. (3 month LIBOR +
0.540%)
1.931%, 08/04/2020 (B)		$1,600,000	1,601,795
Mizuho Financial Group, Inc.
2.953%, 02/28/2022		1,500,000	1,503,686
ORIX Corp.
3.250%, 12/04/2024		100,000	99,562
Sumitomo Mitsui Financial Group, Inc.
(3 month LIBOR + 1.680%)
2.997%, 03/09/2021 (B)		2,400,000	2,477,452
			5,682,495
Luxembourg - 0.2%
Allergan Funding SCS
3.450%, 03/15/2022		100,000	101,664
3.850%, 06/15/2024		300,000	306,793
Emerald Bay SA
0.000%, 10/08/2020 (B)(D)	EUR	236,000	261,236
			669,693
Netherlands - 1.5%
Cooperatieve Rabobank UA
6.875%, 03/19/2020		900,000	1,232,946
ING Bank NV (4.125% to 11-21-18,
then 5 Year U.S. ISDAFIX + 2.700%)
11/21/2023		$1,900,000	1,927,284
Mylan NV
3.150%, 06/15/2021		700,000	703,869
Schaeffler Finance BV
4.750%, 05/15/2023 (D)		300,000	309,000
Stichting AK Rabobank Certificaten
6.500%, 12/29/2017 (E)	EUR	100,000	148,317
Teva Pharmaceutical Finance
Netherlands III BV
2.200%, 07/21/2021		$500,000	459,455
			4,780,871
Norway - 0.4%
DNB Boligkreditt AS
2.500%, 03/28/2022 (D)		1,200,000	1,200,962
Qatar - 0.1%
Ras Laffan Liquefied Natural Gas
Company, Ltd. III
6.750%, 09/30/2019		400,000	428,376
Singapore - 0.1%
BOC Aviation, Ltd.
3.500%, 09/18/2027 (D)		200,000	195,114
South Korea - 0.2%
Kookmin Bank
2.125%, 10/21/2020		500,000	489,900
Spain - 0.2%
Banco Bilbao Vizcaya Argentaria SA
(7.000% to 2-19-19, then 5 Year Euro
Swap Rate + 6.155%)
02/19/2019 (E)	EUR	400,000	499,905
Sweden - 5.3%
Lansforsakringar Hypotek AB
1.250%, 09/20/2023	SEK	23,800,000	2,889,120
2.250%, 09/21/2022		23,300,000	2,991,247
Nordea Hypotek AB
1.000%, 04/08/2022		23,900,000	2,913,713
Stadshypotek AB
4.500%, 09/21/2022		12,000,000	1,694,590
Sveriges Sakerstallda Obligationer AB
1.250%, 06/15/2022		15,000,000	1,845,681
2.000%, 06/17/2026		4,000,000	498,256
Swedbank AB
2.200%, 03/04/2020 (D)		$600,000	597,957
Swedbank Hypotek AB
1.000%, 06/15/2022	SEK	24,900,000	3,033,416
			16,463,980

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Switzerland - 2.5%
Credit Suisse AG
6.500%, 08/08/2023		$1,200,000	$1,349,084
Credit Suisse Group AG (3 month
LIBOR + 1.200%)
2.519%, 12/14/2023 (B)(D)		1,400,000	1,412,095
UBS AG
2.200%, 06/08/2020 (D)		1,000,000	995,299
5.125%, 05/15/2024		900,000	953,779
7.625%, 08/17/2022		950,000	1,115,205
UBS AG (3 month LIBOR + 0.580%)
1.897%, 06/08/2020 (B)(D)		1,500,000	1,507,944
UBS Group Funding Switzerland AG (3
month LIBOR + 0.950%)
2.366%, 08/15/2023 (B)(D)		500,000	501,202
			7,834,608
United Arab Emirates - 0.2%
First Abu Dhabi Bank PJSC
2.250%, 02/11/2020		600,000	594,068
United Kingdom - 7.2%
Barclays Bank PLC
7.625%, 11/21/2022		1,000,000	1,138,800
Barclays Bank PLC (7.750% to 4-10-18,
then 5 Year U.S. Swap Rate +
6.833%)
04/10/2023		1,900,000	1,936,100
Barclays PLC (7.000% to 9-15-19, then
5 Year British Pound Swap Rate +
5.084%)
09/15/2019 (E)	GBP	400,000	568,604
Barclays PLC (8.250% to 12-15-18, then
5 Year U.S. Swap Rate + 6.705%)
12/15/2018 (E)		$600,000	632,436
GlaxoSmithKline Capital PLC
3.375%, 12/20/2027	GBP	200,000	298,574
Imperial Brands Finance PLC
2.950%, 07/21/2020 (D)		$200,000	201,910
Lloyds Bank PLC
4.875%, 03/30/2027	GBP	1,000,000	1,695,784
Lloyds Banking Group PLC (7.000% to
6-27-19, then 5 Year British Pound
Swap Rate + 5.060%)
06/27/2019 (E)		1,000,000	1,427,134
Nationwide Building Society
2.450%, 07/27/2021 (D)		$2,400,000	2,382,210
RAC Bond Company PLC
4.870%, 05/06/2046	GBP	400,000	591,444
Reckitt Benckiser Treasury Services PLC
2.375%, 06/24/2022 (D)		$600,000	587,240
Santander UK Group Holdings PLC
2.875%, 08/05/2021		1,600,000	1,600,014
Santander UK PLC (3 month LIBOR +
1.480%)
2.799%, 03/14/2019 (B)		2,400,000	2,438,512
Tesco PLC
5.125%, 04/10/2047	EUR	600,000	894,380
6.125%, 02/24/2022	GBP	300,000	467,265
Tesco Property Finance 6 PLC
5.411%, 07/13/2044		195,262	300,935
The Royal Bank of Scotland Group PLC
(3 month LIBOR + 1.470%)
2.886%, 05/15/2023 (B)		$1,300,000	1,314,035
The Royal Bank of Scotland Group PLC
(3.498% to 5-15-22, then 3 month
LIBOR + 1.480%)
05/15/2023		1,200,000	1,201,191
Virgin Media Secured Finance PLC
4.875%, 01/15/2027	GBP	700,000	971,767
Virgin Money PLC
2.250%, 04/21/2020		1,100,000	1,510,790
			22,159,125
United States - 8.1%
Ally Financial, Inc.
3.600%, 05/21/2018		$1,800,000	1,809,000
8.000%, 11/01/2031		100,000	132,375
American Honda Finance Corp. (3
month LIBOR + 0.350%)
1.741%, 11/05/2021 (B)		200,000	200,141
Anheuser-Busch InBev Finance, Inc.
3.300%, 02/01/2023		600,000	615,179
AT&T, Inc.
1.800%, 09/04/2026	EUR	1,100,000	1,328,412
3.400%, 08/14/2024		$300,000	298,952
3.900%, 08/14/2027		900,000	893,725
AutoNation, Inc.
5.500%, 02/01/2020		800,000	847,538
BAT Capital Corp.
3.557%, 08/15/2027 (D)		200,000	199,650
4.390%, 08/15/2037 (D)		300,000	309,683
BAT Capital Corp. (3 month LIBOR +
0.590%)
2.003%, 08/14/2020 (B)(D)		1,100,000	1,105,535
Boston Scientific Corp.
2.650%, 10/01/2018		1,200,000	1,206,335
Cardinal Health, Inc.
1.948%, 06/14/2019		900,000	895,179
Charter Communications Operating LLC
4.464%, 07/23/2022		1,500,000	1,563,517
6.384%, 10/23/2035		300,000	345,051
CIT Group, Inc.
5.375%, 05/15/2020		100,000	106,000
5.500%, 02/15/2019 (D)		500,000	519,600
Conagra Brands, Inc. (3 month LIBOR +
0.500%)
1.857%, 10/09/2020 (B)		300,000	299,907
Dell International LLC
4.420%, 06/15/2021 (D)		100,000	104,373
EMC Corp.
2.650%, 06/01/2020		1,300,000	1,284,824
Energy Transfer LP
4.150%, 10/01/2020		300,000	310,411
EPR Properties
4.500%, 06/01/2027		200,000	201,273
EQT Corp.
2.500%, 10/01/2020		200,000	199,160
3.000%, 10/01/2022		300,000	296,901
4.875%, 11/15/2021		400,000	428,102
Fidelity National Information
Services, Inc.
0.400%, 01/15/2021	EUR	200,000	238,269
1.700%, 06/30/2022	GBP	200,000	269,190
GATX Corp.
2.500%, 07/30/2019		$200,000	200,024
GATX Corp. (3 month LIBOR +
0.720%)
2.111%, 11/05/2021 (B)		200,000	199,999
Harris Corp. (3 month LIBOR +
0.480%)
1.871%, 04/30/2020 (B)		400,000	399,999
Kilroy Realty LP
3.450%, 12/15/2024		100,000	99,329

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Kimco Realty Corp.
3.300%, 02/01/2025		$200,000	$197,812
Kraft Heinz Foods Company (3 month
LIBOR + 0.570%)
1.980%, 02/10/2021 (B)		500,000	500,280
Masco Corp.
3.500%, 04/01/2021		200,000	203,990
MUFG Americas Holdings Corp.
3.000%, 02/10/2025		700,000	691,968
Navient Corp.
5.500%, 01/15/2019		600,000	614,700
Nissan Motor Acceptance Corp.
1.550%, 09/13/2019 (D)		600,000	593,124
OneMain Financial Holdings LLC
6.750%, 12/15/2019 (D)		200,000	206,500
7.250%, 12/15/2021 (D)		300,000	311,460
QVC, Inc.
3.125%, 04/01/2019		400,000	402,485
S&P Global, Inc.
3.300%, 08/14/2020		200,000	204,133
Sempra Energy (3 month LIBOR +
0.450%)
1.732%, 03/15/2021 (B)		300,000	300,012
Solvay Finance America LLC
3.400%, 12/03/2020 (D)		200,000	204,438
Southern Power Company (3 month
LIBOR + 0.550%)
1.986%, 12/20/2020 (B)(D)		300,000	299,905
Spectra Energy Partners LP (3 month
LIBOR + 0.700%)
2.016%, 06/05/2020 (B)		300,000	302,128
Tesla, Inc.
5.300%, 08/15/2025 (D)		100,000	95,470
The Southern Company
2.350%, 07/01/2021		300,000	297,133
Verizon Communications, Inc.
3.125%, 03/16/2022		1,200,000	1,215,981
4.125%, 03/16/2027		600,000	623,725
Viacom, Inc.
2.750%, 12/15/2019		513,000	513,670
WEA Finance LLC
3.750%, 09/17/2024 (D)		300,000	304,236
			24,990,783
TOTAL CORPORATE BONDS
(Cost $129,743,031)			$133,139,605

MUNICIPAL BONDS - 1.3%
United States - 1.3%
American Municipal Power, Inc. (Ohio)
7.334%, 02/15/2028		600,000	762,438
California Infrastructure & Economic
Development Bank
6.486%, 05/15/2049		400,000	523,104
City of Los Angeles CA Wastewater
System Revenue
5.713%, 06/01/2039		200,000	251,292
State of California (1 month LIBOR +
0.780%)
2.141%, 04/01/2047 (B)		2,500,000	2,523,775
TOTAL MUNICIPAL BONDS
(Cost $4,025,864)			$4,060,609
TERM LOANS (F) - 0.4%
United States - 0.4%
CenturyLink, Inc. (1 month LIBOR +
2.750%), 4.100%, 01/31/2025		300,000	287,064
Energy Future Intermediate Holding
Company LLC (1 month LIBOR +
3.000%), 4.347%, 06/30/2018		800,000	802,432
			1,089,496
TOTAL TERM LOANS
(Cost $1,101,313)			$1,089,496

COLLATERALIZED MORTGAGE OBLIGATIONS - 17.0%
Commercial and residential - 16.3%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1,
3.621%, 09/25/2035 (B)		43,067	39,941
Alba PLC, Series 2005-1, Class A3 (3
month GBP LIBOR + 0.190%),
0.713%, 11/25/2042 (B)	GBP	761,840	995,031
American Home Mortgage Investment
Trust, Series 2004-3, Class 5A (12
month LIBOR + 1.500%),
3.287%, 10/25/2034 (B)		$35,397	35,642
Banc of America Funding Corp.
Series 2006-A, Class 1A1,
3.605%, 02/20/2036 (B)		276,209	273,263
Series 2006-J, Class 4A1,
3.869%, 01/20/2047 (B)		53,757	51,285
Bear Stearns Adjustable Rate
Mortgage Trust
Series 2003-5, Class 1A2,
3.285%, 08/25/2033 (B)		16,196	16,007
Series 2003-7, Class 6A,
3.574%, 10/25/2033 (B)		33,913	34,154
Series 2003-9, Class 2A1,
3.642%, 02/25/2034 (B)		6,321	6,417
Series 2004-2, Class 22A,
3.671%, 05/25/2034 (B)		63,455	61,596
Series 2004-2, Class 23A,
3.201%, 05/25/2034 (B)		30,342	28,189
Series 2005-2, Class A1 (1 Year CMT
+ 2.450%),
3.260%, 03/25/2035 (B)		337,237	340,722
Series 2005-2, Class A2 (12 month
LIBOR + 1.950%),
3.636%, 03/25/2035 (B)		73,875	74,590
Series 2005-4, Class 3A1,
3.617%, 08/25/2035 (B)		188,344	172,743
Series 2005-5, Class A2 (1 Year CMT
+ 2.150%),
3.580%, 08/25/2035 (B)		222,841	221,914
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1,
3.586%, 09/25/2035 (B)		703,431	623,037
Series 2005-9, Class 24A1,
3.514%, 11/25/2035 (B)		345,561	301,236
Series 2006-8, Class 3A1 (1 month
LIBOR + 0.160%),
1.489%, 02/25/2034 (B)		33,333	30,969
Bear Stearns Structured Products, Inc.
Trust, Series 2007-R6, Class 1A1,
2.844%, 01/26/2036 (B)		410,181	362,504
Bella Vista Mortgage Trust,
Series 2005-2, Class 2A1 (1 month
LIBOR + 0.500%),
1.739%, 05/20/2045 (B)		275,853	201,641

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
Business Mortgage Finance 7 PLC,
Series 7X, Class A1 (3 month GBP
LIBOR + 2.000%),
2.526%, 02/15/2041 (B)	GBP	501,938	$665,255
Casa d’Este Finance SRL, Series 1,
Class A2 (3 month EURIBOR +
0.350%),
0.021%, 09/15/2040 (B)	EUR	225,199	266,978
Chase Mortgage Finance Trust,
Series 2007-A2, Class 7A1,
3.127%, 07/25/2037 (B)		$38,022	34,693
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class A1A (1 Year
CMT + 2.400%),
3.430%, 05/25/2035 (B)		81,468	81,748
Series 2005-11, Class A2A (1 Year
CMT + 2.400%),
3.630%, 10/25/2035 (B)		316,625	319,390
Series 2005-5, Class 1A4,
4.651%, 08/25/2035 (B)		3,605,229	3,225,247
Series 2005-6, Class A1R (1 Year
CMT + 2.100%),
3.410%, 09/25/2035 (B)		122,302	123,645
Series 2005-7, Class 1A2,
3.327%, 09/25/2035 (B)		972,160	889,890
Countrywide Alternative Loan Trust
Series 2005-21CB, Class A3,
5.250%, 06/25/2035		58,931	55,414
Series 2005-45, Class 2A1 (12 month
Treasury Average Index + 2.050%),
3.051%, 10/20/2035 (B)		1,097,387	835,860
Series 2005-56, Class 2A2 (12 month
Treasury Average Index + 2.040%),
2.900%, 11/25/2035 (B)		41,014	40,359
Series 2005-56, Class 2A3 (12 month
Treasury Average Index + 1.500%),
2.360%, 11/25/2035 (B)		40,986	39,796
Series 2006-OA19, Class A1 (1 month
LIBOR + 0.180%),
1.463%, 02/20/2047 (B)		1,039,081	860,222
Series 2006-OA2, Class A5 (1 month
LIBOR + 0.230%),
1.513%, 05/20/2046 (B)		2,745,406	2,167,958
Series 2007-11T1, Class A12 (1
month LIBOR + 0.350%),
1.679%, 05/25/2037 (B)		184,338	97,308
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037		89,528	78,541
Series 2006-OA1, Class 2A1 (1 month
LIBOR + 0.210%),
1.493%, 03/20/2046 (B)		622,035	528,413
Countrywide Home Loan Mortgage Pass
Through Trust
Series 2004-12, Class 11A1,
3.457%, 08/25/2034 (B)		18,481	17,439
Series 2004-22, Class A3,
3.491%, 11/25/2034 (B)		80,470	80,191
Series 2005-R2, Class 1AF1 (1 month
LIBOR + 0.340%),
1.669%, 06/25/2035 (B)(D)		139,987	129,169
Series 2004-12, Class 12A1,
3.499%, 08/25/2034 (B)		137,679	134,301
Series 2004-25, Class 1A1 (1 month
LIBOR + 0.660%),
1.989%, 02/25/2035 (B)		94,370	92,404
Series 2004-25, Class 2A1 (1 month
LIBOR + 0.680%),
2.009%, 02/25/2035 (B)		113,832	110,227
Series 2005-HYB9, Class 5A1 (12
month LIBOR + 1.750%),
3.537%, 02/20/2036 (B)		225,743	205,670
Series 2005-HYB9, Class 3A2A (12
month LIBOR + 1.750%),
3.462%, 02/20/2036 (B)		154,530	136,782
Credit Suisse First Boston Mortgage
Securities Corp.
Series 2003-AR18, Class 2A3,
3.070%, 07/25/2033 (B)		4,011	4,004
Series 2003-AR20, Class 2A1,
3.360%, 08/25/2033 (B)		19,861	19,990
Deutsche Alt-A Securities Mortgage
Loan Trust, Series 2007-OA4,
Class 3A1 (1 month LIBOR +
0.190%),
1.519%, 08/25/2047 (B)		1,379,334	1,227,865
Eurosail PLC, Series 2006-1X,
Class A2C (3 month GBP LIBOR +
0.160%),
0.447%, 06/10/2044 (B)	GBP	801,951	1,078,574
Eurosail-UK PLC
Series 2007-3A, Class A3C (3 month
GBP LIBOR + 0.950%),
1.252%, 06/13/2045 (B)(D)		1,005,389	1,350,133
Series 2007-3X, Class A3C (3 month
GBP LIBOR + 0.950%),
1.252%, 06/13/2045 (B)		933,576	1,253,695
First Flexible PLC, Series 7, Class A (3
month GBP LIBOR + 0.240%),
0.567%, 09/15/2033 (B)		73,461	98,475
First Horizon Mortgage Pass Through
Trust, Series 2005-AR3, Class 2A1,
3.276%, 08/25/2035 (B)		$28,637	24,810
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A (1 month
LIBOR + 0.350%),
1.600%, 11/15/2031 (B)		112,314	108,914
GMACM Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A1,
4.014%, 06/25/2034 (B)		6,405	6,255
Great Hall Mortgages PLC
Series 2006-1, Class A2B (3 month
EURIBOR + 0.150%),
0.000%, 06/18/2038 (B)	EUR	845,355	992,280
Series 2007-1, Class A2A (3 month
GBP LIBOR + 0.130%),
0.463%, 03/18/2039 (B)	GBP	834,973	1,111,516
Series 2007-1, Class A2B (3 month
EURIBOR + 0.130%),
0.000%, 03/18/2039 (B)	EUR	970,899	1,139,667
GreenPoint Mortgage Pass-Through
Certificates, Series 2003-1, Class A1,
3.775%, 10/25/2033 (B)		$4,951	4,930

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class XA IO,
2.130%, 11/10/2045		$2,607,956	$209,377
GSR Mortgage Loan Trust,
Series 2003-1, Class A2 (1 Year CMT
+ 1.750%),
2.560%, 03/25/2033 (B)		31,316	30,999
HarborView Mortgage Loan Trust,
Series 2005-4, Class 3A1,
3.559%, 07/19/2035 (B)		16,201	14,293
IndyMac Index Mortgage Loan Trust
Series 2004-AR11, Class 2A,
3.388%, 12/25/2034 (B)		28,438	27,628
Series 2006-AR4, Class A1A (1 month
LIBOR + 0.210%),
1.539%, 05/25/2046 (B)		1,322,339	1,261,082
JPMorgan Alternative Loan Trust
Series 2005-A2, Class 2A1,
3.464%, 12/25/2035 (B)		1,018,563	932,815
Series 2006-A6, Class 2A1,
5.500%, 11/25/2036 (B)		1,889	1,481
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1,
3.105%, 11/25/2033 (B)		30,124	28,942
Series 2006-A1, Class 3A2,
3.403%, 02/25/2036 (B)		334,177	299,890
Series 2007-A1, Class 5A6,
3.591%, 07/25/2035 (B)		116,881	116,028
Ludgate Funding PLC
Series 2006-1X, Class A2A (3 month
GBP LIBOR + 0.190%),
0.710%, 12/01/2060 (B)	GBP	872,842	1,133,640
Series 2008-W1X, Class A1 (3 month
GBP LIBOR + 0.600%),
0.936%, 01/01/2061 (B)		1,353,123	1,792,840
Merrill Lynch Mortgage Investors Trust
Series 2003-A2, Class 1A1,
3.131%, 02/25/2033 (B)		$51,441	49,817
Series 2005-2, Class 1A (6 month
LIBOR + 1.250%),
2.665%, 10/25/2035 (B)		190,102	190,350
Series 2003-C, Class A1 (1 month
LIBOR + 0.660%),
1.989%, 06/25/2028 (B)		156,436	150,251
Morgan Stanley Mortgage Loan Trust,
Series 2006-2, Class 4A,
6.000%, 02/25/2036		678,506	694,474
MRFC Mortgage Pass Through Trust,
Series 200-TBC3, Class A1 (1 month
LIBOR + 0.440%),
1.690%, 12/15/2030 (B)		179,173	173,508
NCUA Guaranteed Notes Trust
Series 2010-R1, Class 1A (1 month
LIBOR + 0.450%),
1.612%, 10/07/2020 (B)		1,040,039	1,042,533
Series 2010-R2, Class 2A (1 month
LIBOR + 0.470%),
1.712%, 11/05/2020 (B)		8,756,890	8,773,246
Residential Accredit Loans Trust
Series 2007-QO2, Class A1 (1 month
LIBOR + 0.150%),
1.479%, 02/25/2047 (B)		245,349	159,266
Series 2007-QS1, Class 1A1,
6.000%, 01/25/2037		742,989	689,288
Series 2006-QO3, Class A1 (1 month
LIBOR + 0.210%),
1.539%, 04/25/2046 (B)		740,839	379,416
Residential Asset Securitization Trust,
Series 2006-R1, Class A2 (1 month
LIBOR + 0.400%),
1.729%, 01/25/2046 (B)		263,050	126,792
Residential Funding Mortgage Securities
Trust, Series 2005-SA4, Class 1A21,
3.782%, 09/25/2035 (B)		78,951	65,035
Ripon Mortgages PLC, Series 1A,
Class A1 (3 month GBP LIBOR +
0.800%),
1.326%, 08/20/2056 (B)(D)	GBP	1,881,007	2,558,123
RMAC Securities PLC,
Series 2006-NS1X, Class A2A (3
month GBP LIBOR + 0.150%),
0.442%, 06/12/2044 (B)		617,132	807,225
Sequoia Mortgage Trust, Series 5,
Class A (1 month LIBOR + 0.700%),
1.983%, 10/19/2026 (B)		$37,644	36,988
Structured Adjustable Rate Mortgage
Loan Trust
Series 2004-1, Class 4A1,
3.461%, 02/25/2034 (B)		50,867	50,740
Series 2004-1, Class 4A2,
3.461%, 02/25/2034 (B)		279,766	281,799
Series 2004-12, Class 7A1,
3.661%, 09/25/2034 (B)		79,432	80,573
Series 2004-19, Class 2A1 (12 month
Treasury Average Index + 1.400%),
2.463%, 01/25/2035 (B)		322,978	302,115
Series 2004-4, Class 3A2,
3.515%, 04/25/2034 (B)		89,768	90,888
Structured Asset Mortgage
Investments, Inc.,
Series 2006-AR3, Class 12A1 (1
month LIBOR + 0.220%),
1.549%, 05/25/2036 (B)		884,003	801,065
SWAN Trust, Series 2010-1, Class A (1
month BBSW + 1.300%),
2.950%, 04/25/2041 (B)	AUD	388,855	297,326
Thornburg Mortgage Securities Trust
Series 2007-3, Class 2A1 (12 month
LIBOR + 1.250%),
3.085%, 06/25/2047 (B)		$118,864	108,844
Series 2007-3, Class 3A1 (12 month
LIBOR + 1.250%),
3.085%, 06/25/2047 (B)		246,077	222,664
Series 2007-3, Class 4A1 (12 month
LIBOR + 1.250%),
3.085%, 06/25/2047 (B)		169,763	151,789
Uropa Securities PLC
Series 2008-1, Class A (3 month GBP
LIBOR + 0.200%),
0.487%, 06/10/2059 (B)	GBP	293,756	385,529
Series 2008-1, Class B (3 month GBP
LIBOR + 0.750%),
1.037%, 06/10/2059 (B)		56,150	71,412

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
Uropa Securities PLC (continued)
Series 2008-1, Class M1 (3 month
GBP LIBOR + 0.350%),
0.637%, 06/10/2059 (B)	GBP	67,736	$87,101
Series 2008-1, Class M2 (3 month
GBP LIBOR + 0.550%),
0.837%, 06/10/2059 (B)		53,476	67,988
WaMu Mortgage
Pass-Through Certificates
Series 2002-AR17, Class 1A (12
month Treasury Average Index +
1.200%),
2.201%, 11/25/2042 (B)		$136,162	128,943
Series 2003-AR5, Class A7,
3.060%, 06/25/2033 (B)		26,586	27,035
Series 2005-AR13, Class A1A1 (1
month LIBOR + 0.290%),
1.619%, 10/25/2045 (B)		67,996	68,250
Series 2005-AR2, Class 2A1A (1
month LIBOR + 0.310%),
1.639%, 01/25/2045 (B)		106,659	105,948
Series 2006-AR13, Class 2A (COFI +
1.500%),
2.232%, 10/25/2046 (B)		1,245,461	1,242,720
Series 2006-AR17, Class 1A1A (12
month Treasury Average Index +
0.810%),
1.754%, 12/25/2046 (B)		202,358	198,603
Washington Mutual Mortgage
Pass-Through Certificates,
Series 2006-AR5, Class 3A (12 month
Treasury Average Index + 0.940%),
1.941%, 07/25/2046 (B)		162,864	118,954
Wells Fargo Alternative Loan Trust,
Series 2007-PA3, Class 1A1,
5.750%, 07/25/2037		140,386	129,757
Wells Fargo Mortgage Backed Securities
Trust, Series 2004-S, Class A1,
3.512%, 09/25/2034 (B)		43,836	44,731
			50,318,990
U.S. Government Agency - 0.7%
Federal Home Loan Mortgage Corp.
Series 4579, Class FD (1 month
LIBOR + 0.350%),
1.585%, 01/15/2038 (B)		742,871	739,388
Series 4579, Class SD IO,
1.620%, 01/15/2038		742,871	35,747
Series T-63, Class 1A1 (12 month
Treasury Average Index + 1.200%),
2.089%, 02/25/2045 (B)		101,097	101,624
Federal National Mortgage Association
Series 2003-W6, Class F (1 month
LIBOR + 0.350%),
1.588%, 09/25/2042 (B)		193,801	192,719
Series 2004-W2, Class 5AF (1 month
LIBOR + 0.350%),
1.678%, 03/25/2044 (B)		83,988	83,905
Series 2005-120, Class NF (1 month
LIBOR + 0.100%),
1.428%, 01/25/2021 (B)		57	57
Series 2006-15, Class FC (1 month
LIBOR + 0.130%),
1.458%, 03/25/2036 (B)		104,413	99,599
Series 2006-48, Class TF (1 month
LIBOR + 0.400%),
1.728%, 06/25/2036 (B)		44,031	44,182
Series 2006-5, Class 3A2,
3.317%, 05/25/2035 (B)		135,389	142,604
Series 2009-104, Class FA (1 month
LIBOR + 0.800%),
2.128%, 12/25/2039 (B)		352,306	358,422
Series 2010-46, Class WF (1 month
LIBOR + 0.750%),
2.078%, 05/25/2040 (B)		172,201	175,778
Series 2013-130, Class FB (1 month
LIBOR + 0.450%),
1.778%, 01/25/2044 (B)		252,110	253,749
			2,227,774
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $52,505,479)			$52,546,764

ASSET BACKED SECURITIES - 6.7%
Argent Securities Trust,
Series 2006-M1, Class A1 (1 month
LIBOR + 0.150%)
1.479%, 07/25/2036 (B)		1,944,022	1,633,522
Babson Euro CLO BV,
Series 2014-1A, Class A2RE
1.300%, 04/15/2027 (D)	EUR	900,000	1,074,800
Blue Hill CLO, Ltd.,
Series 2013-1A, Class AR (3 month
LIBOR + 1.180%)
2.539%, 01/15/2026 (B)(D)		$1,200,000	1,201,079
Carlyle Global Market Strategies
CLO, Ltd.,
Series 2014-5A, Class A1R (3 month
LIBOR + 1.140%)
2.499%, 10/16/2025 (B)(D)		2,500,000	2,506,990
CVC Cordatus Loan Fund IV, Ltd.,
Series 4A, Class AR (6 month
EURIBOR + 0.780%)
0.780%, 01/24/2028 (B)(D)	EUR	900,000	1,073,429
Flagship VII, Ltd.,
Series 2013-7A, Class A1R (3 month
LIBOR + 1.120%)
2.483%, 01/20/2026 (B)(D)		$2,500,000	2,500,783
Holland Park CLO 1, Ltd.,
Series 1A, Class A1R (3 month
EURIBOR + 0.930%)
0.601%, 05/14/2027 (B)(D)	EUR	1,100,000	1,310,978
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1 (1 month
LIBOR + 0.560%)
1.889%, 10/25/2034 (B)		$134,514	134,032
MP CLO V, Ltd.,
Series 2014-A1, Class AR (3 month
LIBOR + 1.250%)
2.604%, 07/18/2026 (B)(D)		1,200,000	1,201,883
New Century Home Equity Loan Trust,
Series 2001-NC1, Class M3
4.137%, 06/20/2031 (B)		2,130,871	1,962,988
Oak Hill Credit Partners X, Ltd.,
Series 2014-10A, Class AR (3 month
LIBOR + 1.130%)
2.493%, 07/20/2026 (B)(D)		2,400,000	2,409,758

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
ASSET BACKED SECURITIES (continue)
RAMP Trust,
Series 2005-NC1, Class AI4 (1 month
LIBOR + 0.340%)
1.578%, 12/25/2035 (B)		$943,083	$792,578
SACO I Trust,
Series 2005-10, Class 1A (1 month
LIBOR + 0.520%)
1.849%, 06/25/2036 (B)		65,176	169,299
Sudbury Mill CLO, Ltd.,
Series 2013-1A, Class A1R (3 month
LIBOR + 1.150%)
2.503%, 01/17/2026 (B)(D)		2,500,000	2,500,473
Terwin Mortgage Trust,
Series 2003-6HE, Class A1 (1 month
LIBOR + 0.940%)
2.269%, 11/25/2033 (B)		16,185	15,995
TOTAL ASSET BACKED SECURITIES
(Cost $20,034,907)			$20,488,587

COMMON STOCKS - 0.0%
United States - 0.0%
Rescap Liquidating Trust (G)		3,662	21,972
TOTAL COMMON STOCKS
(Cost $858)			$21,972

PREFERRED SECURITIES - 0.1%
United Kingdom - 0.1%
Nationwide Building Society,
10.250% (B)(G)		1,020	216,573
United States - 0.0%
Navient Corp. (1 month CPI + 2.050%),
3.989% (B)		6,200	155,310
TOTAL PREFERRED SECURITIES (Cost $285,408)			$371,883

ESCROW SHARES - 0.2%
United States - 0.2%
Lehman Brothers Holdings, Inc.
5.625%, 01/24/2013 (G)		3,600,000	212,400
6.875%, 05/02/2018 (G)		4,200,000	252,000
TOTAL ESCROW SHARES (Cost $0)			$464,400

PURCHASED OPTIONS - 0.0%
Calls - 0.0%
Exchange Traded Option on U.S. Bond
Futures (Expiration Date: 2-23-18;
Strike Price: $192.00; Notional
Amount: 11,000) (G)		11	11
Over the Counter Option on the USD vs.
JPY (Expiration Date: 4-17-20; Strike
Price: $120.00; Counterparty: Bank of
America, N.A.) (G)(H)		1,811,000	27,774
Over the Counter Option on the USD vs.
JPY (Expiration Date: 4-17-20; Strike
Price: $120.00;
Counterparty: Deutsche Bank
AG) (G)(H)		1,424,000	21,838
Over the Counter Option on the USD vs.
JPY (Expiration Date: 4-20-20; Strike
Price: $120.00;
Counterparty: Goldman Sachs
Bank) (G)(H)		2,185,000	33,551
			83,174
Puts - 0.0%
Exchange Traded Option on 10-Year
U.S. Treasury Futures (Expiration
Date: 2-23-18; Strike Price: $113.50;
Notional Amount: 426,000) (G)		426	6,656
Exchange Traded Option on 5-Year
U.S. Treasury Futures (Expiration
Date: 2-23-18; Strike Price: $108.00;
Notional Amount: 21,000) (G)		21	21
Exchange Traded Option on 5-Year
U.S. Treasury Futures (Expiration
Date: 2-23-18; Strike Price: $109.00;
Notional Amount: 339,000) (G)		339	339
Exchange Traded Option on Eurodollar
Futures (Expiration Date: 3-19-18;
Strike Price: $98.25; Notional
Amount: 690,000) (G)		276	32,775
Exchange Traded Option on U.S. Ultra
Bond Futures (Expiration
Date: 2-23-18; Strike Price: $114.00;
Notional Amount: 88,000) (G)		88	1,375
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a floating
rate based on 3-month LIBOR and
pay a fixed rate of 2.030% (Expiration
Date: 12-18-17; Strike Rate: 2.030%;
Counterparty: Morgan Stanley
Company, Inc.) (G)(H)		89,900,000	1
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a floating
rate based on 3-month LIBOR and
pay a fixed rate of 2.400% (Expiration
Date: 3-14-18; Strike Rate: 2.400%;
Counterparty: Goldman Sachs and
Company) (G)(H)		24,700,000	99
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a floating
rate based on 3-month LIBOR and
pay a fixed rate of 2.400% (Expiration
Date: 3-14-18; Strike Rate: 2.400%;
Counterparty: Morgan Stanley
Company, Inc.) (G)(H)		125,600,000	502
Over the Counter Option on the EUR vs.
USD (Expiration Date: 11-30-18;
Strike Price: EUR 1.16;
Counterparty: Deustche Bank
AG) (G)(H)		1,200,000	16,068
Over the Counter Option on the EUR vs.
USD (Expiration Date: 11-30-18;
Strike Price: EUR 1.16;
Counterparty: Morgan Stanley Bank,
N.A.) (G)(H)		200,000	2,695
			60,531
TOTAL PURCHASED OPTIONS (Cost $367,235)			$143,705

SHORT-TERM INVESTMENTS - 8.5%
Banker’s acceptance - 0.6%
Royal Bank of Canada
1.183%, 12/18/2017 *	CAD	500,000	387,335
Toronto Dominion Bank
1.204%, 12/01/2017 *		1,800,000	1,395,187
			1,782,522
U.S. Government - 0.6%
U.S. Treasury Bill
1.030%, 01/04/2018 (A)*		$1,567,000	1,565,372

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government (continued)
1.100%, 01/18/2018 (A)*		$299,000	$298,554
			1,863,926
Foreign government - 6.3%
Italy Buoni Ordinari del Tesoro
(0.549%), 01/31/2018*	EUR	700,000	833,974
(0.537%), 01/31/2018*		1,100,000	1,310,205
(0.537%), 01/31/2018*		1,100,000	1,310,466
(0.533%), 01/31/2018*		900,000	1,072,208
(0.465%), 04/30/2018*		1,200,000	1,431,177
(0.458%), 04/30/2018*		400,000	476,984
(0.444%), 04/30/2018*		1,500,000	1,788,858
(0.407%), 03/14/2018*		1,200,000	1,429,961
(0.403%), 04/30/2018*		100,000	119,254
(0.402%), 04/30/2018*		2,600,000	3,100,663
Japan Treasury Discount Bill
(0.251%), 03/05/2018*	JPY	30,000,000	266,742
(0.138%), 12/18/2017*		700,000,000	6,220,138
			19,360,630
Repurchase agreement - 1.0%
Repurchase Agreement with State Street
Corp. dated 11-30-17 at 0.340% to be
repurchased at $3,141,030 on 12-1-17,
collateralized by $3,055,000
U.S. Treasury Notes, 3.625% due
2-15-20 (valued at $3,208,868,
including interest)		$3,141,000	3,141,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $26,108,545)			$26,148,078
Total Investments (Global Bond Fund)
(Cost $407,703,890) - 133.8%			$412,982,054
Other assets and liabilities, net - (33.8%)			(104,430,222)
TOTAL NET ASSETS - 100.0%			$308,551,832
SALE COMMITMENTS
OUTSTANDING - (5.9%)
U.S. Government Agency - (5.9)%
Federal National Mortgage Association
3.000%, TBA (C)		$(4,000,000)	$(3,990,287)
3.000%, TBA (C)		(9,900,000)	(9,870,159)
4.000%, TBA (C)		(3,900,000)	(4,074,408)
4.500%, TBA (C)		(300,000)	(319,105)
TOTAL SALE COMMITMENTS OUTSTANDING
(Cost $(18,311,407))			$(18,253,959)

SECURITIES SOLD SHORT - (0.1%)
Financials - (0.1)%
Nykredit Realkredit A/S
2.500%, 10/01/2047	DKK	(1,400,000)	(233,404)
TOTAL SECURITIES SOLD SHORT (Cost $(229,710))			$(233,404)

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
SEK	Swedish Krona

Security Abbreviations and Legend

BBSW	Bank Bill Swap Rate
CMT	Constant Maturity Treasury
COFI	11th Federal Home Loan Bank District Cost of Funds Index
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $77,413,878 or 25.1% of the fund’s net assets as of 11-30-17.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	Non-income producing security.
(H)	For this type of option, notional amounts are equivalent to number of contracts.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
10-Year Australian Treasury Bond Futures	16	Long	Dec 2017	$1,566,852	$1,581,105	$14,253
10-Year Japan Government Bond Futures	12	Long	Dec 2017	16,094,400	16,092,763	(1,637)
10-Year U.S. Treasury Note Futures	435	Long	Mar 2018	54,254,194	53,960,390	(293,804)
3-Month Sterling Futures	244	Long	Dec 2018	40,876,786	40,876,978	192
3-Year Australian Treasury Bond Futures	10	Long	Dec 2017	843,390	845,950	2,560
5-Year U.S. Treasury Note Futures	411	Long	Mar 2018	48,007,236	47,817,281	(189,955)

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
FUTURES (continued)

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
Euro SCHATZ Futures	6	Long	Mar 2018	$800,337	$800,205	$(132)
Euro-Buxl Futures	8	Long	Mar 2018	1,581,042	1,576,843	(4,199)
Eurodollar Futures	300	Long	Mar 2018	73,865,765	73,691,250	(174,515)
German Euro BOBL Futures	9	Long	Mar 2018	1,414,180	1,415,409	1,229
German Euro BUND Futures	36	Long	Mar 2018	6,950,034	6,959,103	9,069
Ultra U.S. Treasury Bond Futures	100	Long	Mar 2018	16,652,385	16,487,500	(164,885)
3-Month Sterling Futures	244	Short	Dec 2019	(40,787,539)	(40,786,231)	1,308
Euro-BTP Italian Government Bond Futures	80	Short	Mar 2018	(13,197,574)	(13,244,144)	(46,570)
Eurodollar Futures	300	Short	Mar 2019	(73,575,094)	(73,402,500)	172,594
Euro-OAT Futures	44	Short	Dec 2017	(8,265,667)	(8,307,608)	(41,941)
U.K. Long Gilt Bond Futures	13	Short	Mar 2018	(2,170,670)	(2,173,037)	(2,367)
U.S. Treasury Long Bond Futures	66	Short	Mar 2018	(10,114,412)	(10,013,438)	100,974
						$(617,826)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
BRL	2,437,939	USD	747,467	Nomura Global Financial Products, Inc.	12/4/2017	—	($2,706)
BRL	2,437,939	USD	763,024	Standard Chartered Bank	12/4/2017	—	(18,263)
BRL	2,437,939	USD	744,227	Nomura Global Financial Products, Inc.	1/3/2018	—	(1,871)
CHF	1,840,000	USD	1,862,214	Deutsche Bank AG London	2/15/2018	$19,128	—
CNH	23,996,829	USD	3,474,277	Credit Suisse International	12/5/2017	154,929	—
CZK	7,053,768	USD	324,162	Bank of America, N.A.	12/7/2017	4,768	—
CZK	7,053,768	USD	330,906	Standard Chartered Bank	3/8/2018	527	—
DKK	19,498,000	USD	2,972,129	BNP Paribas SA	1/2/2018	152,858	—
DKK	69,260,000	USD	10,738,650	Citibank N.A.	1/2/2018	361,803	—
DKK	29,512,000	USD	4,609,055	Goldman Sachs Bank USA	1/2/2018	120,898	—
DKK	95,335,000	USD	14,884,319	JPMorgan Chase Bank N.A.	1/2/2018	395,232	—
DKK	13,005,000	USD	2,071,209	UBS AG	1/2/2018	13,130	—
DKK	12,267,000	USD	1,904,064	JPMorgan Chase Bank N.A.	4/3/2018	73,648	—
DKK	52,026,000	USD	8,098,390	Morgan Stanley Bank, N.A.	4/3/2018	289,354	—
EUR	1,101,001	USD	1,308,911	Citibank N.A.	12/1/2017	1,555	—
EUR	400,743	USD	475,141	JPMorgan Chase Bank N.A.	12/4/2017	1,843	—
EUR	29,094,500	USD	34,080,550	Bank of America, N.A.	2/15/2018	713,235	—
EUR	605,000	USD	713,390	Standard Chartered Bank	2/15/2018	10,123	—
GBP	2,114,000	USD	2,832,284	Citibank N.A.	12/4/2017	26,690	—
GBP	5,156,000	USD	6,852,608	UBS AG	12/4/2017	120,369	—
GBP	237,000	USD	318,956	Goldman Sachs Bank USA	1/10/2018	2,058	—
HUF	69,912,000	USD	262,363	HSBC Bank USA	12/5/2017	3,397	—
HUF	69,912,000	USD	265,751	Goldman Sachs Bank USA	3/5/2018	1,576	—
IDR	1,501,672,000	USD	111,112	Deutsche Bank AG London	12/4/2017	—	(90)
IDR	1,501,672,000	USD	111,765	UBS AG	12/4/2017	—	(744)
IDR	19,822,024,000	USD	1,457,716	Standard Chartered Bank	1/19/2018	1,593	—
IDR	1,501,672,000	USD	109,779	Deutsche Bank AG London	3/14/2018	195	—
ILS	1,446,321	USD	411,846	HSBC Bank USA	2/6/2018	2,966	—
INR	36,727,140	USD	569,545	BNP Paribas SA	12/4/2017	44	—
INR	184,740,595	USD	2,868,321	Citibank N.A.	12/4/2017	—	(3,238)
INR	202,664,100	USD	3,077,196	Goldman Sachs Bank USA	12/4/2017	65,858	—
INR	142,428,000	USD	2,158,000	HSBC Bank USA	12/4/2017	50,871	—
INR	79,723,618	USD	1,237,833	JPMorgan Chase Bank N.A.	12/4/2017	—	(1,424)
INR	43,531,840	USD	664,000	UBS AG	12/4/2017	11,122	—
INR	103,031,990	USD	1,571,592	Citibank N.A.	3/13/2018	8,656	—
JPY	4,942,800,000	USD	43,858,852	HSBC Bank USA	2/15/2018	237,476	—
JPY	384,800,000	USD	3,413,760	Morgan Stanley Bank, N.A.	2/15/2018	19,166	—
KRW	837,354,500	USD	771,684	Deutsche Bank AG London	12/4/2017	—	(2,234)
KRW	1,556,440,191	USD	1,434,375	Goldman Sachs Bank USA	12/4/2017	—	(4,152)
KRW	6,128,109,345	USD	5,394,273	UBS AG	12/4/2017	236,887	—
KRW	3,734,314,654	USD	3,355,541	UBS AG	3/14/2018	78,150	—
KRW	855,332,700	USD	753,000	Goldman Sachs Bank USA	4/24/2018	33,802	—
KRW	128,193,000	USD	114,000	BNP Paribas SA	4/27/2018	3,926	—
KRW	923,976,000	USD	820,000	JPMorgan Chase Bank N.A.	4/27/2018	29,971	—
MXN	13,433,000	USD	727,096	BNP Paribas SA	12/15/2017	—	(7,685)

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
MXN	72,244,763	USD	3,999,267	Goldman Sachs Bank USA	12/15/2017	—	($130,166)
MXN	5,257,000	USD	288,978	HSBC Bank USA	12/15/2017	—	(7,437)
MXN	67,100,000	USD	3,549,513	BNP Paribas SA	3/1/2018	—	(2,899)
MYR	3,658,810	USD	891,110	Goldman Sachs Bank USA	12/4/2017	$3,574	—
MYR	3,658,810	USD	857,768	UBS AG	12/4/2017	36,916	—
MYR	3,658,810	USD	864,865	Goldman Sachs Bank USA	3/14/2018	26,576	—
NOK	3,635,000	USD	445,155	HSBC Bank USA	2/15/2018	—	(7,231)
PEN	3,784,588	USD	1,165,565	BNP Paribas SA	12/21/2017	4,248	—
SGD	3,384,799	USD	2,485,424	Bank of America, N.A.	12/4/2017	24,438	—
SGD	2,454,584	USD	1,811,000	Goldman Sachs Bank USA	12/4/2017	9,098	—
SGD	2,120,000	USD	1,557,259	UBS AG	12/4/2017	14,741	—
THB	27,802,734	USD	837,558	JPMorgan Chase Bank N.A.	12/4/2017	13,720	—
THB	27,802,734	USD	838,695	Goldman Sachs Bank USA	3/14/2018	14,090	—
USD	746,689	BRL	2,437,939	Nomura Global Financial Products, Inc.	12/4/2017	1,927	—
USD	747,467	BRL	2,437,939	Standard Chartered Bank	12/4/2017	2,706	—
USD	1,401,878	CAD	1,800,000	Royal Bank of Canada	12/1/2017	6,692	—
USD	687,643	CAD	886,000	Citibank N.A.	12/4/2017	876	—
USD	392,429	CAD	500,000	Royal Bank of Canada	12/18/2017	4,772	—
USD	85,815	CNH	566,876	BNP Paribas SA	12/5/2017	83	—
USD	3,316,811	CNY	23,429,953	UBS AG	12/5/2017	—	(227,275)
USD	328,364	CZK	7,053,768	Standard Chartered Bank	12/7/2017	—	(566)
USD	33,307,820	DKK	217,067,794	Bank of America, N.A.	1/2/2018	—	(1,482,117)
USD	11,523,002	DKK	78,777,000	JPMorgan Chase Bank N.A.	1/2/2018	—	(1,102,762)
USD	15,164,606	DKK	101,800,000	BNP Paribas SA	4/3/2018	—	(1,247,809)
USD	233,709	DKK	1,526,000	Goldman Sachs Bank USA	4/3/2018	—	(12,316)
USD	1,314,227	EUR	1,101,001	Citibank N.A.	1/31/2018	—	(1,291)
USD	1,915,201	EUR	1,600,000	JPMorgan Chase Bank N.A.	1/31/2018	3,458	—
USD	443,887	EUR	370,000	Barclays Bank PLC Wholesale	2/15/2018	1,409	—
USD	536,642	EUR	458,000	HSBC Bank USA	2/15/2018	—	(11,075)
USD	924,153	EUR	777,000	Morgan Stanley Bank, N.A.	2/15/2018	—	(5,052)
USD	305,714	EUR	257,000	Royal Bank of Canada	2/15/2018	—	(1,629)
USD	1,424,859	EUR	1,202,417	BNP Paribas SA	4/30/2018	—	(19,745)
USD	1,789,956	EUR	1,502,927	Goldman Sachs Bank USA	4/30/2018	—	(15,686)
USD	478,733	EUR	400,000	JPMorgan Chase Bank N.A.	4/30/2018	—	(1,834)
USD	3,186,836	EUR	2,705,246	UBS AG	4/30/2018	—	(63,291)
USD	740,479	GBP	562,000	Citibank N.A.	12/4/2017	—	(19,570)
USD	6,019,771	GBP	4,594,000	UBS AG	12/4/2017	—	(193,156)
USD	6,863,038	GBP	5,156,000	UBS AG	1/10/2018	—	(120,720)
USD	264,197	HUF	69,912,000	Goldman Sachs Bank USA	12/5/2017	—	(1,563)
USD	111,005	IDR	1,501,672,000	Deutsche Bank AG London	12/4/2017	—	(16)
USD	111,112	IDR	1,501,672,000	UBS AG	12/4/2017	90	—
USD	801,199	IDR	10,976,420,000	Standard Chartered Bank	1/19/2018	—	(6,892)
USD	1,549,079	ILS	5,473,000	Goldman Sachs Bank USA	2/6/2018	—	(20,603)
USD	570,246	INR	36,727,140	BNP Paribas SA	12/4/2017	656	—
USD	2,831,407	INR	184,740,595	Citibank N.A.	12/4/2017	—	(33,677)
USD	3,096,347	INR	202,664,100	Goldman Sachs Bank USA	12/4/2017	—	(46,707)
USD	2,205,662	INR	142,428,000	HSBC Bank USA	12/4/2017	—	(3,209)
USD	1,214,000	INR	79,723,618	JPMorgan Chase Bank N.A.	12/4/2017	—	(22,409)
USD	675,899	INR	43,531,840	UBS AG	12/4/2017	778	—
USD	6,364,360	JPY	700,000,000	Goldman Sachs Bank USA	12/18/2017	140,004	—
USD	179,075	JPY	20,000,000	Citibank N.A.	3/5/2018	487	—
USD	89,562	JPY	10,000,000	Morgan Stanley Bank, N.A.	3/5/2018	268	—
USD	748,353	KRW	837,354,500	Deutsche Bank AG London	12/4/2017	—	(21,098)
USD	1,379,000	KRW	1,556,440,191	Goldman Sachs Bank USA	12/4/2017	—	(51,223)
USD	5,560,334	KRW	6,128,109,345	UBS AG	12/4/2017	—	(70,825)
USD	753,000	KRW	854,504,400	Morgan Stanley Bank, N.A.	4/24/2018	—	(33,040)
USD	934,000	KRW	1,049,816,000	JPMorgan Chase Bank N.A.	4/27/2018	—	(31,732)
USD	1,714,735	MXN	31,118,000	Citibank N.A.	12/15/2017	48,196	—
USD	3,208,730	MXN	67,100,000	BNP Paribas SA	3/1/2018	—	(337,884)
USD	866,196	MYR	3,658,810	Goldman Sachs Bank USA	12/4/2017	—	(28,488)
USD	891,110	MYR	3,658,810	UBS AG	12/4/2017	—	(3,574)
USD	830,735	NZD	1,203,000	Citibank N.A.	12/4/2017	8,484	—
USD	313,773	PLN	1,143,982	HSBC Bank USA	2/5/2018	—	(10,513)
USD	11,385,241	SEK	94,835,394	HSBC Bank USA	2/15/2018	—	(4,715)
USD	5,826,782	SGD	7,959,384	Standard Chartered Bank	12/4/2017	—	(75,179)
USD	2,488,439	SGD	3,384,799	Bank of America, N.A.	3/14/2018	—	(23,996)

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
USD	838,442	THB	27,802,734	Goldman Sachs Bank USA	12/4/2017	—	($12,836)
USD	641,394	ZAR	8,763,319	Bank of America, N.A.	12/6/2017	$2,640	—
ZAR	8,763,319	USD	616,710	BNP Paribas SA	12/6/2017	22,044	—
ZAR	8,763,319	USD	634,981	Bank of America, N.A.	2/6/2018	—	(2,606)
						$3,640,775	($5,558,819)

WRITTEN OPTIONS

Options on securities
Counterparty (OTC)/			Exercise	Expiration	Number of	Notional
Exchange-traded	Name of issuer		price	date	contracts	amount	Premium	Value
Calls
	Federal National Mortgage Association, 3.500% due
Credit Suisse Securities LLC	12-1-47	USD	103.16	Dec 2017	2,600,000	2,600,000	$4,266	$(107)
	Federal National Mortgage Association, 3.500% due
JPMorgan Securities LLC	12-1-47	USD	103.33	Dec 2017	2,600,000	2,600,000	4,063	(28)
	Federal National Mortgage Association, 3.500% due
JPMorgan Securities LLC	12-1-47	USD	103.34	Dec 2017	1,800,000	1,800,000	2,813	(17)
	Federal National Mortgage Association, 3.500% due
JPMorgan Securities LLC	12-1-47	USD	103.41	Dec 2017	1,800,000	1,800,000	2,953	(10)
							$14,095	$(162)
Puts
	Federal National Mortgage Association, 3.500% due
Credit Suisse Securities LLC	12-1-47	USD	102.16	Dec 2017	2,600,000	2,600,000	5,180	(725)
	Federal National Mortgage Association, 3.500% due
JPMorgan Securities LLC	12-1-47	USD	102.33	Dec 2017	2,600,000	2,600,000	5,078	(1,622)
	Federal National Mortgage Association, 3.500% due
JPMorgan Securities LLC	12-1-47	USD	102.34	Dec 2017	1,800,000	1,800,000	3,551	(1,202)
	Federal National Mortgage Association, 3.500% due
JPMorgan Securities LLC	12-1-47	USD	102.40	Dec 2017	1,800,000	1,800,000	3,656	(1,565)
							$17,465	$(5,114)
							$31,560	$(5,276)

Options on exchange-traded futures contracts

		Exercise	Expiration	Number of	Notional
Name of issuer		price	date	contracts	amount	Premium	Value
Calls
Eurodollar Futures	USD	98.75	Mar 2018	276	690,000	$29,318	$(1,725)
						$29,318	$(1,725)

Foreign currency options

			Exercise	Expiration	Notional
Description	Counterparty (OTC)		price	date	amount*	Premium	Value
Calls
Euro versus U.S. Dollar	Deutsche Bank AG	EUR	1.29	Nov 2018	1,200,000	$16,754	$(16,754)
Euro versus U.S. Dollar	Morgan Stanley Bank, N.A.	EUR	1.29	Nov 2018	200,000	2,812	(2,812)
U.S. Dollar versus Brazilian Real	Credit Suisse Securities LLC	USD	6.30	Jan 2018	1,000,000	53,250	(1)
						$72,816	$(19,567)
Puts
Australian Dollar versus Canadian Dollar	Deutsche Bank AG	AUD	0.96	Dec 2017	1,200,000	5,198	(811)
Australian Dollar versus Canadian Dollar	Bank of America, N.A.	AUD	0.95	Dec 2017	1,300,000	5,622	(381)
British Pound versus U.S. Dollar	Citibank N.A.	GBP	1.30	May 2018	2,340,000	23,787	(19,383)
Canadian Dollar versus Japanese Yen	Goldman Sachs Bank USA	CAD	76.70	Jun 2018	2,400,000	31,547	(7,798)
U.S. Dollar versus Korean Won	Goldman Sachs Bank USA	USD	1,075.00	Apr 2018	2,185,000	40,707	(33,437)
U.S. Dollar versus Korean Won	BNP Paribas SA	USD	1,075.00	Apr 2018	339,000	7,170	(5,307)
U.S. Dollar versus Korean Won	JPMorgan Chase Bank	USD	1,075.00	Apr 2018	2,440,000	49,996	(38,198)
						$164,027	$(105,315)
						$236,843	$(124,882)

* For this type of option, notional amounts are equivalent to number of contracts.

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

Inflation floors

		Initial		Expiration		Notional
Description	Counterparty (OTC)	index	Exercise index	date		amount*	Premium	Value
Floor- CPURNSA Index	Citibank N.A.	217.965	Maximum of ((1+0.0%)[10] - (Final
			Index/Index Initial)) or $0	Sep 2020	USD	1,700,000	$21,930	—
							$21,930	—

* For this type of option, notional amounts are equivalent to number of contracts.

SWAPS

Interest rate swaps

								Unamortized
					Fixed	Floating		upfront	Unrealized
Counterparty (OTC)/	Notional		Payments	Payments	payment	payment	Maturity	payment paid	appreciation
Centrally cleared	amount	Currency	made	received	frequency	frequency	date	(received)	(depreciation)	Value
Goldman Sachs Bank	6,580,600,000	KRW	Fixed 2.010%	KRW CD KSDA Bloomberg	Quarterly	Quarterly	Jul 2027	—	$82,550	$82,550
								—	$82,550	$82,550
Centrally cleared	2,090,000,000	JPY	JPY LIBOR BBA	Fixed 0.150%	Semi-Annual	Semi-Annual	Mar 2018	$805	12,901	13,706
Centrally cleared	170,000,000	USD	USD LIBOR BBA	Fixed 1.750%	At Maturity	At Maturity	Apr 2019	(139,890)	(123,729)	(263,619)
Centrally cleared	54,800,000	USD	Fixed 1.250%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2019	264,487	121,649	386,136
Centrally cleared	44,000,000	NZD	NZD BBR FRA	Fixed 2.500%	Semi-Annual	Quarterly	Jul 2019	23,662	75,635	99,297
Centrally cleared	34,700,000	CAD	CAD BA CDOR	Fixed 1.400%	Semi-Annual	Semi-Annual	Sep 2019	(47,973)	(119,811)	(167,784)
Centrally cleared	15,600,000	GBP	GBP LIBOR BBA	Fixed 1.000%	At Maturity	Quarterly	Sep 2019	24,927	(10,165)	14,762
Centrally cleared	10,000,000	EUR	EUR EURIBOR Reuters	Fixed 0.000%	Annual	Semi-Annual	Mar 2020	22,361	4,943	27,304
Centrally cleared	5,500,000	GBP	GBP LIBOR BBA	Fixed 0.750%	Semi-Annual	Semi-Annual	Mar 2020	10,066	(40,816)	(30,750)
Centrally cleared	170,000,000	USD	Fixed 2.000%	USD LIBOR BBA	At Maturity	At Maturity	Apr 2020	95,690	129,322	225,012
Centrally cleared	15,600,000	GBP	Fixed 1.000%	GBP LIBOR BBA	At Maturity	Quarterly	Sep 2020	11,808	15,302	27,110
Centrally cleared	1,900,000	USD	Fixed 2.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2020	5,144	(12,403)	(7,259)
Centrally cleared	1,350,000,000	JPY	Fixed 0.500%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2021	(79,900)	(126,095)	(205,995)
Centrally cleared	5,900,000	USD	Fixed 8.375%	USD LIBOR BBA	Quarterly	Quarterly	Jun 2022	—	390	390
Centrally cleared	4,200,000	USD	Fixed 7.000%	USD LIBOR BBA	Quarterly	Quarterly	Jun 2022	—	2,954	2,954
Centrally cleared	21,600,000	USD	Fixed 8.500%	USD LIBOR BBA	Quarterly	Quarterly	Jun 2022	(1,474)	2,537	1,063
Centrally cleared	1,900,000	USD	USD LIBOR BBA	Fixed 2.250%	Semi-Annual	Quarterly	Dec 2022	1,797	—	1,797
Centrally cleared	17,700,000	EUR	NZD BBR FRA	Fixed 0.500%	Annual	Semi-Annual	Mar 2023	233,245	(26,603)	206,642
Centrally cleared	3,500,000	GBP	Fixed 1.000%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2023	(31,950)	79,059	47,109
Centrally cleared	61,900,000	USD	Fixed 1.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2023	(539,824)	1,994,309	1,454,485
Centrally cleared	2,200,000	AUD	Fixed 3.500%	AUD BBR BBSW	Semi-Annual	Semi-Annual	Dec 2025	(45,430)	(77,454)	(122,884)
Centrally cleared	11,400,000	MXN	MXN TIIE Banxico	Fixed 6.080%	Monthly	Monthly	Mar 2026	(59,419)	5,699	(53,720)
Centrally cleared	5,000,000	USD	USD LIBOR BBA	Fixed 1.500%	Semi-Annual	Quarterly	Jun 2027	(312,280)	(68,058)	(380,338)
Centrally cleared	7,500,000	CAD	Fixed 1.850%	CAD BA CDOR	Semi-Annual	Semi-Annual	Sep 2027	163,176	25,479	188,655
Centrally cleared	120,000,000	JPY	Fixed 0.300%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2027	(4,746)	3,090	(1,656)
Centrally cleared	400,000	USD	Fixed 2.500%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2027	1,540	217	1,757
Centrally cleared	5,800,000	GBP	Fixed 1.500%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Aug 2028	(152,980)	110,395	(42,585)
Centrally cleared	16,600,000	EUR	EUR EURIBOR Reuters	Fixed 1.000%	Annual	Semi-Annual	Mar 2028	9,488	176,893	186,381
Centrally cleared	500,000	GBP	Fixed 1.500%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2028	(2,211)	(1,357)	(3,568)
Centrally cleared	360,000,000	JPY	JPY LIBOR BBA	Fixed 1.500%	Semi-Annual	Semi-Annual	Jun 2033	45,867	439,523	485,390
Centrally cleared	12,700,000	USD	Fixed 2.098%	USD LIBOR BBA	Semi-Annual	Quarterly	Jul 2041	40,649	227,378	268,027
Centrally cleared	5,200,000	USD	Fixed 2.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2047	(162,785)	52,386	(110,399)
Centrally cleared	2,300,000	EUR	Fixed 1.500%	EUR EURIBOR Reuters	Annual	Semi-Annual	Mar 2048	49,887	(28,198)	21,689
Centrally cleared	1,300,000	GBP	Fixed 1.750%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2048	(96,137)	28,562	(67,575)
Centrally cleared	7,650,000	EUR	Fixed 1.500%	EUR EURIBOR Reuters	Annual	Semi-Annual	Mar 2048	(100,629)	172,768	72,139
Centrally cleared	180,000,000	JPY	Fixed 1.000%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2048	(36,443)	20,064	(16,379)
Centrally cleared	3,500,000	USD	Fixed 2.955%	USD LIBOR BBA	Semi-Annual	Quarterly	Nov 2049	—	(176,982)	(176,982)
Centrally cleared	200,000	USD	Fixed 2.953%	USD LIBOR BBA	Semi-Annual	Quarterly	Nov 2049	—	(10,010)	(10,010)
								$(809,472)	$2,879,774	$2,070,302
								$(809,472)	$2,962,324	$2,152,852

Credit default swaps - Buyer

								Unamortized
								upfront
				USD	Pay	Fixed		payment	Unrealized
Counterparty (OTC)/	Reference	Notional		notional	fixed	payment	Maturity	paid	appreciation
Centrally cleared	obligation	amount	Currency	amount	rate	frequency	date	(received)	(depreciation)	Value
Bank of America	Government of Japan	100,000	USD	$100,000	1.000%	Quarterly	Jun 2022	$(3,186)	$(6,066)	$(9,252)
Barclays Capital	Government of Japan	900,000	USD	900,000	1.000%	Quarterly	Jun 2022	(28,972)	25,888	(3,084)
BNP Paribas	Government of Japan	1,800,000	USD	1,800,000	1.000%	Quarterly	Jun 2022	(58,390)	56,287	(2,103)
BNP Paribas	Credit Suisse Group, Ltd.	2,400,000	EUR	2,607,721	1.000%	Quarterly	Jun 2022	35,408	(97,066)	(61,658)
Citibank N.A.	Government of Japan	200,000	USD	200,000	1.000%	Quarterly	Jun 2022	(6,399)	1,129	(5,270)

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

Credit default swaps - Buyer (continued)

								Unamortized
								upfront
				USD	Pay	Fixed		payment	Unrealized
Counterparty (OTC)/	Reference	Notional		notional	fixed	payment	Maturity	paid	appreciation
Centrally cleared	obligation	amount	Currency	amount	rate	frequency	date	(received)	(depreciation)	Value
Goldman Sachs
International	Government of Japan	1,100,000	USD	$1,100,000	1.000%	Quarterly	Jun 2022	$(35,441)	$31,273	$(4,168)
				$6,707,721				$(96,980)	$11,445	$(85,535)
Centrally cleared	Ally Financial, Inc.	1,000,000	USD	1,000,000	5.000%	Quarterly	Jun 2018	(20,208)	(16,811)	(37,019)
Centrally cleared	Pfizer, Inc.	800,000	USD	800,000	1.000%	Quarterly	Dec 2020	(17,396)	(44,684)	(62,080)
Centrally cleared	Altria Group, Inc.	1,100,000	USD	1,100,000	1.000%	Quarterly	Dec 2020	(23,794)	(6,717)	(30,511)
Centrally cleared	UnitedHealth Group, Inc.	500,000	USD	500,000	1.000%	Quarterly	Dec 2020	(10,279)	6,830	(3,449)
Centrally cleared	Reynolds American, Inc.	1,400,000	USD	1,400,000	1.000%	Quarterly	Dec 2020	(31,136)	24,238	(6,898)
Centrally cleared	Koninklijke DSM NV	700,000	EUR	751,215	1.000%	Quarterly	Dec 2020	(16,569)	13,521	(3,048)
Centrally cleared	Bayer AG	500,000	EUR	532,970	1.000%	Quarterly	Dec 2020	(8,342)	(7,775)	(16,117)
Centrally cleared	United Utilities PLC	200,000	EUR	216,950	1.000%	Quarterly	Dec 2020	(2,751)	(28,289)	(31,040)
Centrally cleared	Fortum OYJ	100,000	EUR	106,255	1.000%	Quarterly	Dec 2020	(1,337)	4,940	3,603
Centrally cleared	Telia Company AB	300,000	EUR	318,225	1.000%	Quarterly	Dec 2020	(5,457)	(32,481)	(37,938)
Centrally cleared	BASF SE	400,000	EUR	425,980	1.000%	Quarterly	Dec 2020	(8,603)	(4,988)	(13,591)
	iTraxx Europe Series 28
Centrally cleared	Version 1	16,800,000	EUR	19,988,109	1.000%	Quarterly	Dec 2022	(439,236)	444,048	4,812
Centrally cleared	CDX.NA.HY.29	1,000,000	USD	1,000,000	5.000%	Quarterly	Dec 2022	(73,330)	(15,336)	(88,666)
				$28,139,704				$(658,438)	$336,496	$(321,942)
				$34,847,425				$(755,418)	$347,941	$(407,477)

Credit default swaps - Seller

									Unamortized
		Implied			USD		Fixed		upfront	Unrealized
Counterparty (OTC)/	Reference	credit	Notional		notional	Received	payment	Maturity	payment paid	appreciation
Centrally cleared	obligation	spread	amount	Currency	amount	fixed rate	frequency	date	(received)	(depreciation)	Value
Citibank N.A.	Shire PLC (A)	1.079%	200,000	EUR	$212,750	1.000%	Quarterly	Dec 2021	$(6,052)	$(3,200)	$(9,252)
Credit Suisse	Federative Republic of Brazil	1.326%	200,000	USD	200,000	1.000%	Quarterly	Dec 2021	(10,394)	(20,117)	(30,511)
Goldman Sachs International	Federative Republic of Brazil	1.536%	200,000	USD	200,000	1.000%	Quarterly	Jun 2022	(10,441)	(5,676)	(16,117)
Goldman Sachs International	Federative Republic of Brazil	1.703%	300,000	USD	300,000	1.000%	Quarterly	Dec 2022	(13,968)	(47,690)	(61,658)
Goldman Sachs International	Government of Mexico	1.021%	200,000	USD	200,000	1.000%	Quarterly	Dec 2022	(1,152)	(4,118)	(5,270)
HSBC Bank	Federative Republic of Brazil	0.339%	1,200,000	USD	1,200,000	1.000%	Quarterly	Mar 2018	1,845	1,758	3,603
HSBC Bank	Federative Republic of Brazil	1.326%	500,000	USD	500,000	1.000%	Quarterly	Dec 2021	(26,863)	13,272	(13,591)
HSBC Bank	Federative Republic of Brazil	1.703%	100,000	USD	100,000	1.000%	Quarterly	Dec 2022	(4,739)	(83,927)	(88,666)
HSBC Bank	Government of Mexico	1.021%	700,000	USD	700,000	1.000%	Quarterly	Dec 2022	(4,392)	2,289	(2,103)
JPMorgan Chase Bank	A.P. Moller - Maersk A/S	0.989%	700,000	EUR	826,035	1.000%	Quarterly	Jun 2022	(3,647)	5,718	2,071
					$4,438,785				$(79,803)	$(141,691)	$(221,494)
Centrally cleared	The Royal Bank of Scotland PLC	0.050%	700,000	EUR	761,250	1.000%	Quarterly	Dec 2017	83	(3,131)	(3,048)
Centrally cleared	Exelon Generation Company LLC	0.977%	1,200,000	USD	1,200,000	1.000%	Quarterly	Jun 2022	(28,752)	(8,267)	(37,019)
Centrally cleared	Ryder System, Inc.	0.424%	200,000	USD	200,000	1.000%	Quarterly	Jun 2022	3,452	(6,536)	(3,084)
Centrally cleared	Telecom Italian SpA	1.503%	300,000	EUR	336,425	1.000%	Quarterly	Jun 2024	(21,223)	26,035	4,812
Centrally cleared	Royal Dutch Shell PLC	0.722%	400,000	EUR	422,140	1.000%	Quarterly	Dec 2026	(10,555)	6,387	(4,168)
					$2,919,815				$(56,995)	$14,488	$(42,507)
					$7,358,600				$(136,798)	$(127,203)	$(264,001)
(A)	Security is valued using significant
	unobservable inputs.

Currency swaps

						Notional	Notional	Unamortized
						amount of	amount of	upfront	Unrealized
			Payment	Maturity		currency	currency	payment	appreciation
Counterparty (OTC)	Receive	Pay	frequency	date		received	delivered	paid	(depreciation)	Value
BNP Paribas SA	Floating rate equal to	Floating rate equal to
	3 Month USD-LIBOR	3 Month AUD BBSW
	based on the notional	less 0.362% based on
	amount of the	the notional amount
	currency received	of the currency
		received	Quarterly	Sep 2027	AUD	1,700,000	1,347,590	$6,120	$(67,773)	$(61,653)

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

Currency swaps

						Notional	Notional	Unamortized
						amount of	amount of	upfront	Unrealized
			Payment	Maturity		currency	currency	payment	appreciation
Counterparty (OTC)	Receive	Pay	frequency	date		received	delivered	paid	(depreciation)	Value
BNP Paribas SA	Floating rate equal to	Floating rate equal to
	3 Month USD-LIBOR	3 Month AUD BBSW
	based on the notional	less 0.368% based on
	amount of the	the notional amount
	currency received	of the currency
		received	Quarterly	Oct 2027	AUD	1,000,000	787,700	$(2,500)	$(28,614)	$(31,114)
Citibank NA	Floating rate equal to	Floating rate equal to
	3 Month USD-LIBOR	3 Month GBP-LIBOR
	based on the notional	less 0.150% based on
	amount of the	the notional amount
	currency received	of the currency
		received	Quarterly	Mar 2020	GBP	12,700,000	15,532,100	(35,124)	1,670,235	1,635,111
Citibank NA	Floating rate equal to	Floating rate equal to
	3 Month USD-LIBOR	3 Month GBP-LIBOR
	based on the notional	less 0.150% based on
	amount of the	the notional amount
	currency received	of the currency
		received	Quarterly	Mar 2020	GBP	9,200,000	12,144,000	(30,353)	322,443	292,090
Deutsche Bank AG	Floating rate equal to	Floating rate equal to
	3 Month USD-LIBOR	3 Month GBP-LIBOR
	based on the notional	less 0.055% based on
	amount of the	the notional amount
	currency received	of the currency
		received	Quarterly	Oct 2026	GBP	800,000	976,000	3,639	99,305	102,944
Goldman Sachs Bank USA	Floating rate equal to	Floating rate equal to
	3 Month USD-LIBOR	3 Month GBP-LIBOR
	based on the notional	less 0.150% based on
	amount of the	the notional amount
	currency received	of the currency
		received	Quarterly	Mar 2020	GBP	18,200,000	22,258,600	(27,611)	2,370,841	2,343,230
Morgan Stanley Capital Services LCC	Floating rate equal to	Floating rate equal to
	3 Month USD-LIBOR	3 Month AUD BBSW
	based on the notional	less 0.368% based on
	amount of the	the notional amount
	currency received	of the currency
		received	Quarterly	Oct 2027	AUD	280,000	218,988	896	(8,041)	(7,145)
Royal Bank of Scotland	Floating rate equal to	Floating rate equal to
	3 Month USD-LIBOR	3 Month GBP-LIBOR
	based on the notional	less 0.055% based on
	amount of the	the notional amount
	currency received	of the currency
		received	Quarterly	Oct 2026	GBP	1,100,000	1,342,220	32,285	109,043	141,328
								$(52,648)	$4,467,439	$4,414,791

Volatility swaps

									Unamortized
									upfront
								Volatility	payment	Unrealized
	Reference		Notional	USD notional	Pay/receive	Payment	Maturity	strike	paid	appreciation
Counterparty (OTC)	entity	Currency	amount	amount	variance	frequency	date	rate	(received)	(depreciation)	Value
Deutsche Bank AG	USD versus CHF	CHF	4,000	$4,033	Pay	At Maturity	Jun 2019	9.000%	—	$(3,432)	$(3,432)
Deutsche Bank AG	EUR versus CHF	CHF	4,000	4,033	Receive	At Maturity	Jun 2019	6.800%	—	2,290	2,290
Deutsche Bank AG	EUR versus CHF	CHF	5,000	5,073	Receive	At Maturity	Jun 2019	6.800%	—	2,516	2,516
Deutsche Bank AG	USD versus CHF	CHF	5,000	5,073	Pay	At Maturity	Jun 2019	9.000%	—	(4,226)	(4,226)
				$18,212					—	$(2,852)	$(2,852)

Derivatives currency abbreviations

AUD	Australian Dollar

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
USD	U.S. Dollar
ZAR	South African Rand

Derivatives abbreviations

BBA	The British Banker’s Association
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
CDOR	Canadian Dollar Offered Rate
EURIBOR	Euro Interbank Offered Rate
KSDA	Korea Securities Dealers Association
LIBOR	London Interbank Offered Rate
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)

OTC is an abbreviation for over-the-counter. See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Global Real Estate Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 99.7%
Australia - 5.7%
Arena REIT	91,374	$172,988
Goodman Group	410,728	2,713,876
Mirvac Group	1,265,023	2,351,276
Scentre Group	898,529	2,888,477
The GPT Group	596,654	2,452,080
Viva Energy REIT	244,481	404,030
Westfield Corp.	402,289	2,560,705
		13,543,432
Austria - 0.8%
BUWOG AG (A)	70,446	2,022,236
Belgium - 0.1%
VGP NV (A)	2,989	204,401
Canada - 2.8%
Canadian Apartment Properties REIT (B)	97,642	2,799,502
Dream Office Real Estate
Investment Trust	94,681	1,606,454
Granite Real Estate Investment Trust	56,876	2,250,088
		6,656,044
France - 4.1%
Gecina SA	19,783	3,294,827
Klepierre SA	84,664	3,493,695
Unibail-Rodamco SE	12,296	3,142,551
		9,931,073
Germany - 4.0%
alstria office REIT-AG	74,079	1,117,161
Deutsche Wohnen SE	58,187	2,575,266
TLG Immobilien AG	41,814	1,031,314
Vonovia SE	101,441	4,780,076
		9,503,817
Hong Kong - 8.5%
CK Asset Holdings, Ltd.	280,000	2,369,043
Hang Lung Properties, Ltd.	869,000	2,055,537
Henderson Land Development
Company, Ltd.	294,000	1,927,153
Hopewell Holdings, Ltd.	178,500	657,509
Link REIT	494,256	4,424,603
New World Development Company, Ltd.	1,335,000	1,939,944
Sino Land Company, Ltd.	1,330,000	2,412,550
Swire Properties, Ltd.	300,800	1,021,994
The Wharf Holdings, Ltd. (B)	277,000	876,275

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Global Real Estate Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Wharf Real Estate Investment
Company, Ltd. (A)	277,000	$1,674,027
Wheelock & Company, Ltd.	154,000	1,059,826
		20,418,461
Ireland - 0.6%
Green REIT PLC	420,111	747,295
Hibernia REIT PLC	431,534	734,724
		1,482,019
Japan - 9.9%
Daibiru Corp.	35,800	403,407
Frontier Real Estate Investment Corp.	224	909,865
Global One Real Estate Investment Corp.	732	2,628,637
Ichigo Hotel REIT Investment Corp.	27	28,674
Invesco Office J-REIT, Inc.	158	156,637
Japan Logistics Fund, Inc.	775	1,430,058
Japan Real Estate Investment Corp.	354	1,716,273
Japan Retail Fund Investment Corp.	282	499,383
Japan Senior Living Investment Corp.	282	399,730
Mitsubishi Estate Company, Ltd.	317,200	5,677,963
Mitsui Fudosan Company, Ltd.	172,700	3,916,505
Mori Hills REIT Investment Corp.	1,198	1,465,202
Mori Trust Sogo REIT, Inc.	178	259,632
NTT Urban Development Corp.	158,700	1,748,438
Premier Investment Corp.	1,926	1,808,818
Sekisui House REIT, Inc. (B)	544	644,814
		23,694,036
Malta - 0.0%
BGP Holdings PLC (A)(C)	4,606,148	5
Netherlands - 1.2%
InterXion Holding NV (A)	50,565	2,919,119
Singapore - 2.9%
APAC Realty, Ltd. (A)	264,268	172,442
CDL Hospitality Trusts	869,400	1,064,796
City Developments, Ltd.	239,900	2,163,714
Frasers Logistics & Industrial Trust	927,300	743,051
Keppel-KBS US REIT (A)	679,490	611,541
Mapletree Logistics Trust	823,440	775,991
Suntec Real Estate Investment Trust	997,600	1,513,377
		7,044,912
Spain - 0.8%
Merlin Properties Socimi SA	136,814	1,799,273
Sweden - 1.6%
Castellum AB	117,833	1,909,859
Fabege AB	36,237	754,120
Hufvudstaden AB, A Shares	67,314	1,055,276
		3,719,255
Switzerland - 0.6%
PSP Swiss Property AG	16,922	1,509,872
United Kingdom - 5.0%
Assura PLC	732,119	585,272
Great Portland Estates PLC	143,776	1,204,177
Hammerson PLC	87,837	617,361
Intu Properties PLC	204,189	543,045
Land Securities Group PLC	87,978	1,111,390
LondonMetric Property PLC	347,066	837,555
Safestore Holdings PLC	33,526	211,702
Segro PLC	299,242	2,219,844
St. Modwen Properties PLC	87,476	461,392
The British Land Company PLC	244,910	2,085,016
The PRS REIT PLC (A)	461,226	655,072
The UNITE Group PLC	134,314	1,303,430
Warehouse REIT PLC (A)	176,025	241,328
		12,076,584
United States - 51.1%
Agree Realty Corp.	40,237	1,989,317
Alexandria Real Estate Equities, Inc.	47,036	5,976,394
American Tower Corp.	17,876	2,572,893
Boston Properties, Inc.	42,158	5,285,770
Camden Property Trust	59,717	5,450,968
CareTrust REIT, Inc.	106,789	1,945,696
CoreSite Realty Corp.	26,219	2,975,332
Douglas Emmett, Inc.	86,708	3,495,199
Duke Realty Corp.	104,858	2,949,656
EastGroup Properties, Inc.	36,537	3,437,401
Empire State Realty Trust, Inc., Class A	96,857	1,966,197
Equinix, Inc.	1,266	588,044
Equity LifeStyle Properties, Inc.	53,665	4,846,486
Equity Residential	78,990	5,278,112
Essex Property Trust, Inc.	7,762	1,917,136
Extended Stay America, Inc.	181,033	3,162,647
Extra Space Storage, Inc.	48,518	4,141,496
Forest City Realty Trust, Inc., Class A	37,372	895,059
Four Corners Property Trust, Inc.	67,616	1,764,778
GGP, Inc.	101,381	2,382,454
Healthcare Realty Trust, Inc.	93,253	3,055,901
Hudson Pacific Properties, Inc.	59,601	2,123,584
Invitation Homes, Inc.	64,468	1,518,221
MGM Growth Properties LLC, Class A	67,727	1,983,047
Mid-America Apartment
Communities, Inc.	23,201	2,376,710
Pebblebrook Hotel Trust	71,990	2,769,455
Prologis, Inc.	57,796	3,827,829
Public Storage	18,805	4,007,722
Regency Centers Corp.	33,622	2,279,908
Retail Properties of America, Inc.,
Class A	194,699	2,542,769
Rexford Industrial Realty, Inc.	114,605	3,595,159
Simon Property Group, Inc.	45,327	7,331,642
STORE Capital Corp.	104,333	2,693,878
Sunstone Hotel Investors, Inc.	230,245	3,847,394
Switch, Inc., Class A (A)(B)	25,489	436,881
Taubman Centers, Inc.	10,735	630,037
The Macerich Company	45,142	2,922,945
Urban Edge Properties	71,501	1,826,851
Ventas, Inc.	61,712	3,950,185
Weingarten Realty Investors	13,889	457,643
Welltower, Inc.	49,125	3,313,973
Weyerhaeuser Company	58,995	2,087,243
		122,600,012
TOTAL COMMON STOCKS (Cost
$206,860,651)		$239,124,551

RIGHTS - 0.0%
Assura PLC (Expiration Date: 12-4-17;
Strike Price: GBP 0.57) (A)	133,112	3,780
TOTAL RIGHTS (Cost $0)		$3,780

SECURITIES LENDING COLLATERAL - 1.7%
John Hancock Collateral Trust,
1.2290% (D)(E)	408,484	4,086,885
TOTAL SECURITIES LENDING
COLLATERAL (Cost $4,086,925)		$4,086,885
Total Investments (Global Real Estate Fund)
(Cost $210,947,576) - 101.4%		$243,215,216
Other assets and liabilities, net - (1.4%)		(3,350,639)
TOTAL NET ASSETS - 100.0%		$239,864,577

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Global Real Estate Fund (continued)

Currency Abbreviations

GBP	Pound Sterling

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 11-30-17. The value of securities on loan amounted to $3,860,589.
(C)	Security is valued using significant unobservable inputs.
(D)	The rate shown is the annualized seven-day yield as of 11-30-17.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Health Sciences Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 98.9%
Consumer discretionary – 0.1%
Specialty retail – 0.1%
Jand, Inc., Class A (A)(B)(C)	16,938	$157,354
Consumer staples – 0.8%
Biotechnology – 0.0%
Rhythm Pharmaceuticals, Inc. (C)	4,009	114,577
Food and staples retailing – 0.8%
CVS Health Corp.	19,800	1,516,680
Raia Drogasil SA	33,603	902,224
		2,418,904
		2,533,481
Health care – 98.0%
Biotechnology – 37.5%
AbbVie, Inc.	60,937	5,906,014
Abeona Therapeutics, Inc. (C)	7,568	130,926
Ablynx NV, ADR (C)	9,996	230,308
ACADIA Pharmaceuticals, Inc. (C)	10,325	312,331
Acceleron Pharma, Inc. (C)	23,815	869,009
Acerta Pharma BV, Class B (A)(B)(C)	4,892,850	412,957
Achaogen, Inc. (C)	20,427	244,307
Agios Pharmaceuticals, Inc. (C)	18,171	1,118,425
Aimmune Therapeutics, Inc. (C)	28,844	1,101,841
Alder Biopharmaceuticals, Inc. (C)	23,300	256,300
Alexion Pharmaceuticals, Inc. (C)	56,571	6,212,062
Alkermes PLC (C)	29,627	1,549,196
Alnylam Pharmaceuticals, Inc. (C)	43,635	5,870,653
Amarin Corp. PLC, ADR (C)	44,400	145,188
Amgen, Inc.	18,566	3,261,304
Amicus Therapeutics, Inc. (C)	100,265	1,395,689
AnaptysBio, Inc. (C)	2,300	193,315
Aquinox Pharmaceuticals, Inc. (C)	7,646	80,742
Argenx SE, ADR (C)	5,790	185,396
Array BioPharma, Inc. (C)	44,366	499,118
Ascendis Pharma A/S, ADR (C)	9,200	341,320
Audentes Therapeutics, Inc. (C)	21,996	634,805
Avexis, Inc. (C)	6,740	639,019
Axovant Sciences, Ltd. (C)	31,494	173,847
BeiGene, Ltd., ADR (C)	11,718	937,440
Biogen, Inc. (C)	20,141	6,488,826
Biohaven Pharmaceutical Holding
Company, Ltd. (C)	3,560	82,343
BioMarin Pharmaceutical, Inc. (C)	37,058	3,179,576
Bioverativ, Inc. (C)	37,131	1,857,293
Bluebird Bio, Inc. (C)	21,174	3,658,867
Blueprint Medicines Corp. (C)	21,865	1,641,187
Cara Therapeutics, Inc. (C)	9,983	124,288
Celgene Corp. (C)	22,355	2,254,055
Clovis Oncology, Inc. (C)	8,563	538,356
Coherus Biosciences, Inc. (C)	12,176	108,975
Corvus Pharmaceuticals, Inc. (C)	5,050	56,611
Cytokinetics, Inc. (C)	9,800	84,280
Dyax Corp. (B)(C)	37,631	118,538
Editas Medicine, Inc. (C)	11,638	335,989
Enanta Pharmaceuticals, Inc. (C)	5,684	282,267
Exelixis, Inc. (C)	79,731	2,159,115
FibroGen, Inc. (C)	17,216	817,760
Five Prime Therapeutics, Inc. (C)	4,800	126,480
Gilead Sciences, Inc.	71,848	5,372,793
Global Blood Therapeutics, Inc. (C)	11,200	441,840
GlycoMimetics, Inc. (C)	12,700	179,197
ImmunoGen, Inc. (C)	25,100	159,385
Immunomedics, Inc. (C)	81,500	885,090
Incyte Corp. (C)	62,553	6,192,121
Inotek Pharmaceuticals Corp. (C)	21,700	50,127
Insmed, Inc. (C)	108,646	3,388,669
Ionis Pharmaceuticals, Inc. (C)	17,743	984,559
Ironwood Pharmaceuticals, Inc. (C)	133,549	2,306,391
Juno Therapeutics, Inc. (C)	23,100	1,261,722
La Jolla Pharmaceutical Company (C)	6,824	227,580
Loxo Oncology, Inc. (C)	13,690	1,050,708
Merus NV (C)	8,182	143,921
Minerva Neurosciences, Inc. (C)	25,715	147,861
Momenta Pharmaceuticals, Inc. (C)	4,600	63,480
Neurocrine Biosciences, Inc. (C)	76,833	5,523,524
NewLink Genetics Corp. (C)	14,100	123,657
Ovid Therapeutics, Inc. (C)	6,763	83,253
Prothena Corp. PLC (C)	41,423	1,925,755
Puma Biotechnology, Inc. (C)	23,128	2,449,255
Radius Health, Inc. (C)	40,800	1,155,048
Regeneron Pharmaceuticals, Inc. (C)	10,786	3,903,022
REGENXBIO, Inc. (C)	4,211	118,329
Retrophin, Inc. (C)	7,484	168,689
Sage Therapeutics, Inc. (C)	41,443	3,829,748
Sarepta Therapeutics, Inc. (C)	19,084	1,062,406
Seattle Genetics, Inc. (C)	31,410	1,913,811
Shire PLC, ADR	24,129	3,589,189
Spark Therapeutics, Inc. (C)	31,070	2,275,256
TESARO, Inc. (C)	26,188	2,215,505
Tocagen, Inc. (C)	11,701	139,710
Ultragenyx Pharmaceutical, Inc. (C)	20,857	1,053,070
Vertex Pharmaceuticals, Inc. (C)	65,673	9,475,957
Xencor, Inc. (C)	40,057	869,637
Zai Lab, Ltd., ADR (C)	5,810	151,699
Zeneca, Inc. (B)(C)	33,315	20,489
		121,518,771
Health care equipment and supplies – 19.0%
Align Technology, Inc. (C)	8,749	2,282,439
Becton, Dickinson and Company	61,775	14,097,673
Danaher Corp.	43,520	4,106,547
DexCom, Inc. (C)	20,568	1,201,788
GenMark Diagnostics, Inc. (C)	91,187	405,782
Glaukos Corp. (C)	14,653	392,261
Hologic, Inc. (C)	105,400	4,397,288
Intuitive Surgical, Inc. (C)	33,846	13,530,954
K2M Group Holdings, Inc. (C)	38,523	757,362
Lantheus Holdings, Inc. (C)	63,509	1,422,602
Medtronic PLC	30,207	2,480,901
Oxford Immunotec Global PLC (C)	10,268	152,891
Penumbra, Inc. (C)	3,434	361,600
Quidel Corp. (C)	20,273	770,171
Stryker Corp.	46,726	7,289,256
Teleflex, Inc.	9,143	2,427,649
The Cooper Companies, Inc.	7,446	1,795,826
West Pharmaceutical Services, Inc.	22,700	2,268,411

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Wright Medical Group NV (C)	56,703	$1,378,450
		61,519,851
Health care providers and services – 22.3%
Acadia Healthcare Company, Inc. (C)	27,317	869,500
Aetna, Inc.	26,763	4,822,157
Anthem, Inc.	29,816	7,005,567
Centene Corp. (C)	57,170	5,836,485
Cigna Corp.	45,951	9,729,205
DaVita, Inc. (C)	26,980	1,647,399
Envision Healthcare Corp. (C)	22,303	712,135
Fresenius Medical Care AG &
Company KGaA	10,241	1,021,116
HCA Healthcare, Inc. (C)	45,875	3,899,375
Henry Schein, Inc. (C)	20,344	1,453,579
Humana, Inc.	24,199	6,312,551
McKesson Corp.	6,312	932,535
Molina Healthcare, Inc. (C)	15,062	1,178,451
Teladoc, Inc. (C)	38,000	1,409,800
The Ensign Group, Inc.	9,620	233,477
UnitedHealth Group, Inc.	97,059	22,145,952
Universal Health Services, Inc., Class B	14,339	1,553,631
WellCare Health Plans, Inc. (C)	7,300	1,554,827
		72,317,742
Health care technology – 0.7%
athenahealth, Inc. (C)	15,952	2,119,861
Life sciences tools and services – 5.8%
Agilent Technologies, Inc.	103,116	7,139,752
Bruker Corp.	29,963	1,054,098
Illumina, Inc. (C)	7,333	1,686,810
IQVIA Holdings, Inc. (C)	11,294	1,152,101
Mettler-Toledo International, Inc. (C)	2,544	1,600,710
Thermo Fisher Scientific, Inc.	32,626	6,288,988
		18,922,459
Pharmaceuticals – 12.7%
Aclaris Therapeutics, Inc. (C)	7,786	184,606
Allergan PLC	31,871	5,540,136
Astellas Pharma, Inc.	94,500	1,201,320
AstraZeneca PLC, ADR	117,363	3,857,722
Bristol-Myers Squibb Company	84,880	5,363,567
Chugai Pharmaceutical Company, Ltd.	40,900	2,114,544
Dermira, Inc. (C)	15,095	386,432
Eisai Company, Ltd.	29,400	1,667,371
Eli Lilly & Company	39,512	3,344,296
GW Pharmaceuticals PLC, ADR (C)	12,040	1,498,860
Johnson & Johnson	12,400	1,727,692
Mallinckrodt PLC (C)	23,767	518,596
Marinus Pharmaceuticals, Inc. (C)	4,200	30,240
Merck & Company, Inc.	102,872	5,685,735
Mylan NV (C)	12,779	466,817
MyoKardia, Inc. (C)	5,127	188,417
Nektar Therapeutics (C)	9,500	512,905
Perrigo Company PLC	5,987	522,126
Pfizer, Inc.	48,800	1,769,488
Roche Holding AG	1,974	498,859
Scpharmaceuticals, Inc. (C)	6,717	110,293
TherapeuticsMD, Inc. (C)	98,383	619,813
Theravance Biopharma, Inc. (C)	22,156	630,338
UCB SA	13,204	987,129
WaVe Life Sciences, Ltd. (C)	8,177	304,223
Zoetis, Inc.	20,846	1,506,957
		41,238,482
		317,637,166
TOTAL COMMON STOCKS (Cost $297,164,378)		$320,328,001

PREFERRED SECURITIES – 0.7%
Consumer discretionary – 0.1%
Specialty retail – 0.1%
Jand, Inc., Series D (A)(B)(C)	37,822	351,366
Health care – 0.5%
Health care equipment and supplies –
0.2%
Becton, Dickinson and Company,
6.125%	12,046	730,951
Pharmaceuticals – 0.3%
Allergan PLC, 5.500%	1,218	757,974
		1,488,925
Information technology – 0.1%
Software – 0.1%
Doximity, Inc. (A)(B)(C)	63,738	400,275
TOTAL PREFERRED SECURITIES (Cost $2,476,501)		$2,240,566

CONVERTIBLE BONDS – 0.2%
Health care – 0.2%
Ironwood Pharmaceuticals, Inc. 2.250%,
06/15/2022	$425,000	537,625
TOTAL CONVERTIBLE BONDS (Cost $517,724)		$537,625

RIGHTS – 0.0%
Wright Medical Group NV (Expiration
Date: 1-2-24) (C)(D)	10,400	15,600
TOTAL RIGHTS (Cost $26,000)		$15,600

PURCHASED OPTIONS – 0.0%
Calls – 0.0%
Exchange Traded Option on Neurocrine
Biosciences, Inc. (Expiration
Date: 2-16-18; Strike Price: $60.00;
Notional Amount: 900) (C)	9	12,060
Exchange Traded Option on Neurocrine
Biosciences, Inc. (Expiration
Date: 2-16-18; Strike Price: $65.00;
Notional Amount: 1,200) (C)	12	11,640
TOTAL PURCHASED OPTIONS (Cost $9,003)		$23,700

SHORT-TERM INVESTMENTS – 0.3%
Money market funds – 0.3%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
0.9925% (E)	1,089,072	1,089,072
T. Rowe Price Government Money Fund,
1.1216% (E)	1,489	1,489
		1,090,561
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,090,561)		$1,090,561
Total Investments (Health Sciences Fund)
(Cost $301,284,167) – 100.1%		$324,236,053
Other assets and liabilities, net – (0.1%)		(275,667)
TOTAL NET ASSETS – 100.0%		$323,960,386

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to fund’s investments.
(B)	Security is valued using significant unobservable inputs.
(C)	Non-income producing security.
(D)	Strike price and/or expiration date not available.

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)

(E)	The rate shown is the annualized seven-day yield as of 11-30-17.

High Yield Fund

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS – 1.1%
Argentina – 0.5%
Republic of Argentina
5.625%, 01/26/2022		$490,000	$514,255
6.875%, 04/22/2021		500,000	542,750
6.875%, 01/26/2027		670,000	732,310
7.500%, 04/22/2026		450,000	508,725
7.625%, 04/22/2046		250,000	280,250
			2,578,290
Brazil – 0.4%
Federative Republic of Brazil
10.000%, 01/01/2021	BRL	239,000	77,527
10.000%, 01/01/2023		5,202,000	1,658,743
			1,736,270
Indonesia – 0.0%
Republic of Indonesia
8.375%, 03/15/2034	IDR	543,000,000	44,119
Mexico – 0.2%
Government of Mexico
6.500%, 06/09/2022	MXN	17,886,000	935,833
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost
$5,499,508)			$5,294,512

CORPORATE BONDS – 89.3%
Consumer discretionary – 19.6%
Adient Global Holdings, Ltd.
4.875%, 08/15/2026 (A)		$960,000	984,595
Altice Financing SA
6.625%, 02/15/2023 (A)		1,600,000	1,640,000
7.500%, 05/15/2026 (A)		810,000	846,450
AMC Entertainment Holdings, Inc.
6.125%, 05/15/2027 (B)		840,000	832,650
Bossier Casino Venture Holdco, Inc. (0%
Cash or 14% PIK) 14.000%,
02/09/2018 (A)(C)		2,427,472	2,450,402
Brinker International, Inc.
5.000%, 10/01/2024 (A)		790,000	791,975
Caesars Entertainment Resort
Properties LLC
8.000%, 10/01/2020		580,000	593,050
11.000%, 10/01/2021		1,605,000	1,705,313
Carmike Cinemas, Inc.
6.000%, 06/15/2023 (A)		1,060,000	1,113,000
Carrols Restaurant Group, Inc.
8.000%, 05/01/2022		2,210,000	2,334,313
CCM Merger, Inc.
6.000%, 03/15/2022 (A)		147,000	151,043
CCO Holdings LLC
5.125%, 05/01/2027 (A)		680,000	673,625
5.750%, 02/15/2026 (A)		885,000	918,188
Century Communities, Inc.
5.875%, 07/15/2025 (A)		2,040,000	2,057,850
Charter Communications Operating LLC
4.908%, 07/23/2025		4,350,000	4,594,819
6.484%, 10/23/2045		1,030,000	1,184,241
CSC Holdings LLC
6.625%, 10/15/2025 (A)		1,430,000	1,540,825
10.125%, 01/15/2023 (A)		570,000	644,813
10.875%, 10/15/2025 (A)		1,008,000	1,192,928
Delphi Jersey Holdings PLC
5.000%, 10/01/2025 (A)		730,000	741,410
DISH DBS Corp.
5.875%, 11/15/2024		1,040,000	1,044,992
7.750%, 07/01/2026		6,080,000	6,558,800
Dollar Tree, Inc.
5.750%, 03/01/2023		880,000	920,700
ESH Hospitality, Inc.
5.250%, 05/01/2025 (A)		750,000	763,125
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (A)(D)		2,983,778	298
GameStop Corp.
5.500%, 10/01/2019 (A)		1,190,000	1,210,825
6.750%, 03/15/2021 (A)		610,000	635,925
General Motors Company
6.600%, 04/01/2036		300,000	359,169
6.750%, 04/01/2046		130,000	160,545
Gibson Brands, Inc.
8.875%, 08/01/2018 (A)		2,240,000	1,864,800
GLP Capital LP
5.375%, 04/15/2026		1,420,000	1,532,705
Golden Nugget, Inc.
8.750%, 10/01/2025 (A)		1,400,000	1,456,000
Guitar Center, Inc.
6.500%, 04/15/2019 (A)		600,000	567,750
9.625%, 04/15/2020 (A)		2,370,000	1,422,000
Hanesbrands, Inc.
4.625%, 05/15/2024 (A)		970,000	985,763
4.875%, 05/15/2026 (A)		380,000	387,486
Hilton Worldwide Finance LLC
4.625%, 04/01/2025		240,000	248,100
4.875%, 04/01/2027		1,080,000	1,138,428
IHO Verwaltungs GmbH (4.125% Cash
or 4.875% PIK) 4.125%, 09/15/2021 (A)		290,000	294,643
IHO Verwaltungs GmbH (4.750% Cash
or 5.500% PIK) 4.750%, 09/15/2026 (A)		660,000	668,250
International Game Technology PLC
6.500%, 02/15/2025 (A)		700,000	788,375
Lennar Corp.
4.500%, 04/30/2024		600,000	618,750
4.750%, 11/29/2027 (A)		1,470,000	1,503,075
Levi Strauss & Company
5.000%, 05/01/2025		1,260,000	1,312,769
Lions Gate Entertainment Corp.
5.875%, 11/01/2024 (A)		530,000	559,813
Lithia Motors, Inc.
5.250%, 08/01/2025 (A)		710,000	745,500
Marston’s Issuer PLC (5.641% to
7-15-19, then 3 month GBP LIBOR +
2.550%) 07/15/2035	GBP	380,000	471,847
MGM Growth Properties Operating
Partnership LP
4.500%, 09/01/2026		$760,000	765,700
MGM Resorts International
4.625%, 09/01/2026		1,380,000	1,407,600
6.625%, 12/15/2021		210,000	233,623
7.750%, 03/15/2022		1,180,000	1,368,800
Monitronics International, Inc.
9.125%, 04/01/2020		823,000	693,378
Murphy Oil USA, Inc.
5.625%, 05/01/2027		980,000	1,027,775
NCL Corp., Ltd.
4.750%, 12/15/2021 (A)		1,560,000	1,614,600
Netflix, Inc.
5.875%, 02/15/2025		1,020,000	1,091,400

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
New Red Finance, Inc.
4.250%, 05/15/2024 (A)		$1,070,000	$1,071,605
5.000%, 10/15/2025 (A)		840,000	861,000
PetSmart, Inc.
5.875%, 06/01/2025 (A)		550,000	473,000
7.125%, 03/15/2023 (A)		400,000	292,000
8.875%, 06/01/2025 (A)		1,350,000	1,015,875
Scientific Games International, Inc.
5.000%, 10/15/2025 (A)		330,000	333,713
7.000%, 01/01/2022 (A)		1,850,000	1,951,750
10.000%, 12/01/2022		1,410,000	1,552,763
Service Corp. International
5.375%, 05/15/2024		280,000	294,700
Shea Homes LP
5.875%, 04/01/2023 (A)		180,000	186,750
6.125%, 04/01/2025 (A)		1,200,000	1,248,000
Silversea Cruise Finance, Ltd.
7.250%, 02/01/2025 (A)		1,192,000	1,284,380
Speedway Motorsports, Inc.
5.125%, 02/01/2023		1,310,000	1,352,575
Sugarhouse HSP Gaming Prop Mezz LP
5.875%, 05/15/2025 (A)		1,220,000	1,159,000
Taylor Morrison Communities, Inc.
5.875%, 04/15/2023 (A)		970,000	1,028,801
The EW Scripps Company
5.125%, 05/15/2025 (A)		830,000	827,925
The Goodyear Tire & Rubber Company
5.000%, 05/31/2026		590,000	610,827
5.125%, 11/15/2023		810,000	840,375
The Nielsen Company Luxembourg
SARL
5.000%, 02/01/2025 (A)		770,000	800,800
The ServiceMaster Company LLC
5.125%, 11/15/2024 (A)		1,330,000	1,349,950
Time Warner Cable LLC
7.300%, 07/01/2038		1,050,000	1,293,262
Viking Cruises, Ltd.
5.875%, 09/15/2027 (A)		2,260,000	2,285,425
Virgin Media Finance PLC
6.000%, 10/15/2024 (A)		2,160,000	2,235,600
6.375%, 04/15/2023 (A)		1,640,000	1,699,450
Virgin Media Secured Finance PLC
5.500%, 08/15/2026 (A)		450,000	469,890
Weekley Homes LLC
6.625%, 08/15/2025 (A)		1,620,000	1,579,743
Weight Watchers International, Inc.
8.625%, 12/01/2025 (A)		1,020,000	1,040,400
ZF North America Capital, Inc.
4.500%, 04/29/2022 (A)		300,000	317,625
4.750%, 04/29/2025 (A)		1,110,000	1,182,572
			94,054,555
Consumer staples – 3.7%
Alliance One International, Inc.
8.500%, 04/15/2021 (A)		560,000	586,600
9.875%, 07/15/2021 (B)		710,000	653,200
Aramark Services, Inc.
5.000%, 04/01/2025 (A)		1,040,000	1,107,600
Beverages & More, Inc.
11.500%, 06/15/2022 (A)		1,340,000	1,232,800
Carolina Beverage Group LLC
10.625%, 08/01/2018 (A)		1,660,000	1,680,750
Central Garden & Pet Company
6.125%, 11/15/2023		860,000	913,750
Co-operative Group Holdings 2011, Ltd.
6.875%, 07/08/2020	GBP	387,000	579,742
7.500%, 07/08/2026		720,000	1,202,554
Cott Holdings, Inc.
5.500%, 04/01/2025 (A)		$1,210,000	1,246,905
Kraft Heinz Foods Company
7.125%, 08/01/2039 (A)		1,170,000	1,558,430
Lamb Weston Holdings, Inc.
4.625%, 11/01/2024 (A)		910,000	940,713
4.875%, 11/01/2026 (A)		1,760,000	1,852,400
Pilgrim’s Pride Corp.
5.875%, 09/30/2027 (A)		570,000	597,075
Sally Holdings LLC
5.625%, 12/01/2025 (B)		1,140,000	1,140,000
Spectrum Brands, Inc.
5.750%, 07/15/2025		1,420,000	1,491,000
6.125%, 12/15/2024		770,000	813,313
			17,596,832
Energy – 14.4%
Andeavor Logistics LP
5.250%, 01/15/2025		140,000	147,700
5.500%, 10/15/2019		460,000	481,712
6.375%, 05/01/2024		360,000	392,040
Blue Racer Midstream LLC
6.125%, 11/15/2022 (A)		1,340,000	1,390,250
Calumet Specialty Products Partners LP
11.500%, 01/15/2021 (A)		1,380,000	1,583,550
Carrizo Oil & Gas, Inc.
8.250%, 07/15/2025		1,710,000	1,855,350
Cheniere Corpus Christi Holdings LLC
5.875%, 03/31/2025		1,540,000	1,668,975
Chesapeake Energy Corp.
5.375%, 06/15/2021		460,000	443,900
5.750%, 03/15/2023		990,000	910,800
8.000%, 01/15/2025 to 06/15/2027 (A)		2,860,000	2,799,713
Continental Resources, Inc.
4.500%, 04/15/2023		260,000	265,200
4.900%, 06/01/2044		640,000	608,000
Covey Park Energy LLC
7.500%, 05/15/2025 (A)		990,000	1,034,550
DCP Midstream Operating LP
6.750%, 09/15/2037 (A)		1,000,000	1,070,000
Endeavor Energy Resources LP
5.500%, 01/30/2026 (A)		370,000	374,625
5.750%, 01/30/2028 (A)		590,000	596,638
EP Energy LLC
6.375%, 06/15/2023		1,540,000	847,000
7.750%, 09/01/2022		420,000	239,400
8.000%, 02/15/2025 (A)		1,320,000	867,900
Extraction Oil & Gas, Inc.
7.375%, 05/15/2024 (A)		1,080,000	1,150,200
7.875%, 07/15/2021 (A)		2,000,000	2,115,000
Genesis Energy LP
5.625%, 06/15/2024		1,760,000	1,746,800
Gulfport Energy Corp.
6.375%, 05/15/2025		900,000	906,750
KCA Deutag UK Finance PLC
7.250%, 05/15/2021 (A)		1,260,000	1,215,900
9.875%, 04/01/2022 (A)		450,000	473,625
MEG Energy Corp.
6.375%, 01/30/2023 (A)		720,000	659,700
7.000%, 03/31/2024 (A)		1,450,000	1,305,000
Murray Energy Corp.
11.250%, 04/15/2021 (A)		1,420,000	788,100

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
NGL Energy Partners LP
5.125%, 07/15/2019		$1,440,000	$1,454,400
7.500%, 11/01/2023		2,620,000	2,692,050
NGPL PipeCo LLC
4.375%, 08/15/2022 (A)		700,000	717,500
4.875%, 08/15/2027 (A)		1,020,000	1,058,933
7.768%, 12/15/2037 (A)		480,000	592,800
Oasis Petroleum, Inc.
6.875%, 03/15/2022 (B)		360,000	366,750
Petrobras Global Finance BV
6.850%, 06/05/2115		920,000	880,900
7.375%, 01/17/2027		480,000	528,960
Precision Drilling Corp.
7.125%, 01/15/2026 (A)		1,280,000	1,289,613
Pride International, Inc.
7.875%, 08/15/2040		360,000	288,900
QEP Resources, Inc.
5.250%, 05/01/2023		670,000	678,375
5.625%, 03/01/2026		1,110,000	1,126,517
6.875%, 03/01/2021 (B)		820,000	886,625
Range Resources Corp.
4.875%, 05/15/2025		200,000	195,000
5.000%, 03/15/2023		1,300,000	1,287,000
5.875%, 07/01/2022		100,000	102,750
Rockies Express Pipeline LLC
5.625%, 04/15/2020 (A)		850,000	890,375
6.875%, 04/15/2040 (A)		2,390,000	2,691,738
RSP Permian, Inc.
5.250%, 01/15/2025		1,820,000	1,856,400
6.625%, 10/01/2022		1,080,000	1,136,700
Sanchez Energy Corp.
6.125%, 01/15/2023 (B)		670,000	565,313
7.750%, 06/15/2021 (B)		860,000	814,850
SemGroup Corp.
5.625%, 11/15/2023		1,560,000	1,517,100
Shelf Drilling Holdings, Ltd.
9.500%, 11/02/2020 (A)		1,623,283	1,647,632
Summit Midstream Holdings LLC
5.500%, 08/15/2022		250,000	251,875
Targa Resources Partners LP
4.250%, 11/15/2023		2,360,000	2,324,600
5.125%, 02/01/2025		110,000	112,475
5.250%, 05/01/2023		900,000	922,500
5.375%, 02/01/2027		100,000	102,500
Teine Energy, Ltd.
6.875%, 09/30/2022 (A)		1,370,000	1,411,100
The Williams Companies, Inc.
3.700%, 01/15/2023		600,000	600,000
4.550%, 06/24/2024		510,000	528,488
7.500%, 01/15/2031		1,840,000	2,263,200
8.750%, 03/15/2032		510,000	668,100
Transocean, Inc.
6.800%, 03/15/2038 (B)		770,000	614,075
7.500%, 01/15/2026 (A)		870,000	893,925
9.000%, 07/15/2023 (A)		580,000	626,400
Trinidad Drilling, Ltd.
6.625%, 02/15/2025 (A)		1,870,000	1,785,850
WPX Energy, Inc.
5.250%, 09/15/2024		500,000	491,250
6.000%, 01/15/2022		210,000	216,300
8.250%, 08/01/2023		1,570,000	1,772,138
			68,790,335
Financials – 8.6%
Ally Financial, Inc.
3.500%, 01/27/2019		550,000	555,500
8.000%, 11/01/2031		480,000	635,400
American Greetings Corp.
7.875%, 02/15/2025 (A)		1,690,000	1,833,650
ASP AMC Merger Sub, Inc.
8.000%, 05/15/2025 (A)		1,360,000	1,329,400
Banco Mercantil del Norte SA (6.875%
to 7-6-22, then 5 Year CMT +
5.035%) 07/06/2022 (A)(E)		200,000	211,302
Bank of America Corp. (6.500% to
10-23-24, then 3 month LIBOR +
4.174%) 10/23/2024 (E)		570,000	648,432
Barclays Bank PLC
7.625%, 11/21/2022		200,000	227,760
Barclays PLC
4.836%, 05/09/2028		200,000	207,771
Barclays PLC (8.000% to 12-15-20, then
5 Year Euro Swap Rate + 6.750%)
12/15/2020 (E)	EUR	980,000	1,345,785
BNP Paribas SA (7.375% to 8-19-25,
then 5 Year U.S. Swap Rate +
5.150%) 08/19/2025 (A)(E)		$550,000	637,313
Centennial Resource Production LLC
5.375%, 01/15/2026 (A)		730,000	740,950
CIT Group, Inc.
5.000%, 08/15/2022 to 08/01/2023		3,000,000	3,225,099
Citigroup, Inc. (5.950% to 5-15-25, then
3 month LIBOR + 3.905%)
05/15/2025 (E)		920,000	991,300
Citigroup, Inc. (6.300% to 5-15-24, then
3 month LIBOR + 3.423%)
05/15/2024 (E)		2,090,000	2,260,335
CNO Financial Group, Inc.
5.250%, 05/30/2025		1,040,000	1,102,400
Cooperatieve Rabobank UA
5.250%, 08/04/2045		330,000	390,900
Credit Agricole SA (8.125% to 12-23-25,
then 5 Year U.S. Swap Rate +
6.185%) 12/23/2025 (A)(E)		1,000,000	1,200,750
DAE Funding LLC
4.500%, 08/01/2022 (A)		1,298,000	1,291,510
5.000%, 08/01/2024 (A)		1,030,000	1,030,000
Donnelley Financial Solutions, Inc.
8.250%, 10/15/2024		1,240,000	1,328,350
Fidelity & Guaranty Life Holdings, Inc.
6.375%, 04/01/2021 (A)		825,000	837,375
FirstCash, Inc.
5.375%, 06/01/2024 (A)		1,040,000	1,081,600
Galaxy Bidco, Ltd.
6.375%, 11/15/2020	GBP	1,070,000	1,467,689
Genworth Holdings, Inc.
4.900%, 08/15/2023		$750,000	646,875
7.700%, 06/15/2020		1,300,000	1,313,000
HSBC Holdings PLC (6.375% to
3-30-25, then 5 Year U.S. ISDAFIX +
4.368%) 03/30/2025 (E)		1,430,000	1,544,400
HSBC Holdings PLC (6.375% to
9-17-24, then 5 Year U.S. ISDAFIX +
3.705%) 09/17/2024 (E)		680,000	729,640
Ladder Capital Finance Holdings LLLP
5.250%, 03/15/2022 to 10/01/2025 (A)		2,050,000	2,071,475
Navient Corp.
5.875%, 10/25/2024		1,030,000	1,035,459
6.500%, 06/15/2022		640,000	672,000
6.625%, 07/26/2021		720,000	761,400

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Navient Corp. (continued)
6.750%, 06/25/2025		$1,200,000	$1,236,000
8.000%, 03/25/2020		1,000,000	1,090,000
Quicken Loans, Inc.
5.750%, 05/01/2025 (A)		1,580,000	1,660,975
Radian Group, Inc.
4.500%, 10/01/2024		390,000	400,842
The Royal Bank of Scotland Group PLC
(8.625% to 8-15-21, then 5 Year
U.S. Swap Rate + 7.598%)
08/15/2021 (E)		870,000	980,925
The Royal Bank of Scotland NV
7.750%, 05/15/2023		820,000	969,296
TMX Finance LLC
8.500%, 09/15/2018 (A)		1,760,000	1,592,800
			41,285,658
Health care – 7.9%
Air Medical Group Holdings, Inc.
6.375%, 05/15/2023 (A)		350,000	340,375
AMAG Pharmaceuticals, Inc.
7.875%, 09/01/2023 (A)		1,370,000	1,342,579
BioScrip, Inc.
8.875%, 02/15/2021 (B)		1,601,000	1,432,895
Centene Corp.
4.750%, 01/15/2025		2,260,000	2,318,308
Community Health Systems, Inc.
6.250%, 03/31/2023		580,000	542,300
8.000%, 11/15/2019 (B)		700,000	627,375
DaVita, Inc.
5.000%, 05/01/2025		1,120,000	1,121,400
5.125%, 07/15/2024		430,000	437,525
DJO Finco, Inc.
8.125%, 06/15/2021 (A)		2,000,000	1,893,750
Envision Healthcare Corp.
6.250%, 12/01/2024 (A)		350,000	368,813
HCA, Inc.
4.500%, 02/15/2027		1,440,000	1,460,160
5.000%, 03/15/2024		120,000	126,000
5.250%, 06/15/2026		600,000	636,000
5.375%, 02/01/2025		1,800,000	1,867,500
5.500%, 06/15/2047		2,790,000	2,824,875
7.500%, 02/15/2022		440,000	496,716
Immucor, Inc.
11.125%, 02/15/2022 (A)		170,000	175,950
Mallinckrodt International Finance SA
4.750%, 04/15/2023 (B)		139,000	113,111
5.500%, 04/15/2025 (A)		10,000	8,425
MPH Acquisition Holdings LLC
7.125%, 06/01/2024 (A)		2,000,000	2,147,500
Polaris Intermediate Corp. (8.500% Cash
or 9.250% PIK) 8.500%, 12/01/2022
(A)		790,000	821,916
Synlab Unsecured Bondco PLC
8.250%, 07/01/2023	EUR	780,000	1,012,973
Tenet Healthcare Corp.
4.375%, 10/01/2021		$390,000	390,000
7.500%, 01/01/2022 (A)		770,000	812,350
8.125%, 04/01/2022		4,245,000	4,202,550
Universal Hospital Services, Inc.
7.625%, 08/15/2020		220,000	220,616
Valeant Pharmaceuticals
International, Inc.
5.375%, 03/15/2020 (A)		90,000	89,100
5.500%, 03/01/2023 to 11/01/2025 (A)		1,260,000	1,186,500
5.625%, 12/01/2021 (A)		2,060,000	1,918,375
5.875%, 05/15/2023 (A)		1,820,000	1,590,225
6.375%, 10/15/2020 (A)		950,000	950,000
7.000%, 10/01/2020 to 03/15/2024 (A)		2,990,000	3,090,238
7.500%, 07/15/2021 (A)		240,000	237,600
West Street Merger Sub, Inc.
6.375%, 09/01/2025 (A)		1,090,000	1,100,900
			37,904,900
Industrials – 11.5%
ACCO Brands Corp.
5.250%, 12/15/2024 (A)		920,000	957,950
Ahern Rentals, Inc.
7.375%, 05/15/2023 (A)		770,000	728,613
Allison Transmission, Inc.
4.750%, 10/01/2027 (A)		1,050,000	1,059,188
5.000%, 10/01/2024 (A)		1,830,000	1,906,037
American Airlines 2013-2 Class B Pass
Through Trust
5.600%, 01/15/2022 (A)		693,296	720,681
American Builders & Contractors Supply
Company, Inc.
5.625%, 04/15/2021 (A)		304,000	310,080
5.750%, 12/15/2023 (A)		1,250,000	1,322,250
Ashtead Capital, Inc.
4.125%, 08/15/2025 (A)		460,000	463,450
4.375%, 08/15/2027 (A)		750,000	764,528
5.625%, 10/01/2024 (A)		510,000	540,600
Ausdrill Finance Pty, Ltd.
6.875%, 11/01/2019 (A)		470,000	477,050
Beacon Escrow Corp.
4.875%, 11/01/2025 (A)		1,250,000	1,271,094
BlueLine Rental Finance Corp.
9.250%, 03/15/2024 (A)		2,060,000	2,229,950
CBC Ammo LLC
7.250%, 11/15/2021 (A)		2,230,000	2,313,625
CD&R Waterworks Merger Sub LLC
6.125%, 08/15/2025 (A)		580,000	592,325
Continental Airlines 2000-1 Class B Pass
Through Trust
8.388%, 05/01/2022		143	160
Covanta Holding Corp.
5.875%, 07/01/2025		1,100,000	1,100,000
Delta Air Lines 2007-1 Class B Pass
Through Trust
8.021%, 02/10/2024		808,030	919,134
Europcar Groupe SA
5.750%, 06/15/2022 (A)	EUR	800,000	997,540
Flexi-Van Leasing, Inc.
7.875%, 08/15/2018 (A)		$2,410,000	2,410,000
Garda World Security Corp.
7.250%, 11/15/2021 (A)		340,000	348,500
GFL Environmental, Inc.
9.875%, 02/01/2021 (A)		1,380,000	1,464,525
International Lease Finance Corp.
8.625%, 01/15/2022		1,770,000	2,140,660
Navios Maritime Acquisition Corp.
8.125%, 11/15/2021 (A)		2,680,000	2,271,300
Neovia Logistics Services LLC
8.875%, 08/01/2020 (A)		700,000	581,000
Neovia Logistics Services LLC
(10.000% Cash or 10.750% PIK)
10.000%, 04/01/2020 (A)		1,131,315	520,405
Park Aerospace Holdings, Ltd.
4.500%, 03/15/2023 (A)		1,350,000	1,309,500

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Park Aerospace
Holdings, Ltd. (continued)
5.250%, 08/15/2022 (A)	$1,330,000	$1,359,925
5.500%, 02/15/2024 (A)	3,140,000	3,210,650
Park-Ohio Industries, Inc.
6.625%, 04/15/2027	828,000	889,065
Prime Security Services Borrower LLC
9.250%, 05/15/2023 (A)	1,460,000	1,611,475
RBS Global, Inc.
4.875%, 12/15/2025 (A)	480,000	480,000
Standard Industries, Inc.
5.125%, 02/15/2021 (A)	510,000	525,234
The ADT Corp.
4.125%, 06/15/2023	510,000	515,416
6.250%, 10/15/2021	660,000	726,000
The Brink’s Company
4.625%, 10/15/2027 (A)	1,200,000	1,190,400
The Hertz Corp.
5.875%, 10/15/2020	1,910,000	1,903,697
United Airlines 2013-1 Class B Pass
Through Trust
5.375%, 02/15/2023	2,030,756	2,134,832
United Rentals North America, Inc.
4.625%, 10/15/2025	370,000	377,030
4.875%, 01/15/2028	1,310,000	1,324,738
5.500%, 07/15/2025 to 05/15/2027	2,850,000	3,029,100
5.750%, 11/15/2024	510,000	538,050
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 12/03/2022	1,347,921	1,472,603
XPO CNW, Inc.
6.700%, 05/01/2034	1,450,000	1,446,375
XPO Logistics, Inc.
6.125%, 09/01/2023 (A)	1,453,000	1,534,731
6.500%, 06/15/2022 (A)	847,000	885,115
		54,874,581
Information technology – 2.1%
Alliance Data Systems Corp.
5.375%, 08/01/2022 (A)	1,720,000	1,745,800
CDK Global, Inc.
4.875%, 06/01/2027 (A)	490,000	504,700
CommScope Technologies LLC
5.000%, 03/15/2027 (A)	830,000	836,217
Dell International LLC
5.875%, 06/15/2021 (A)	1,000,000	1,040,005
7.125%, 06/15/2024 (A)	750,000	813,771
Entegris, Inc.
4.625%, 02/10/2026 (A)	740,000	755,725
First Data Corp.
5.000%, 01/15/2024 (A)	1,820,000	1,883,700
7.000%, 12/01/2023 (A)	10,000	10,581
j2 Cloud Services LLC
6.000%, 07/15/2025 (A)	1,110,000	1,154,400
Match Group, Inc.
5.000%, 12/15/2027 (A)	620,000	624,650
6.375%, 06/01/2024	710,000	765,913
		10,135,462
Materials – 8.2%
Alcoa Nederland Holding BV
6.750%, 09/30/2024 (A)	690,000	759,207
7.000%, 09/30/2026 (A)	1,530,000	1,728,900
Anglo American Capital PLC
3.625%, 09/11/2024 (A)	550,000	545,869
4.125%, 04/15/2021 to 09/27/2022 (A)	1,230,000	1,271,011
4.750%, 04/10/2027 (A)	400,000	415,507
4.875%, 05/14/2025 (A)	810,000	852,044
ArcelorMittal
6.125%, 06/01/2025 (B)	1,370,000	1,575,500
Arconic, Inc.
5.125%, 10/01/2024	993,000	1,056,304
Ardagh Packaging Finance PLC
4.625%, 05/15/2023 (A)	400,000	410,500
6.000%, 02/15/2025 (A)	1,870,000	1,987,062
7.250%, 05/15/2024 (A)	270,000	295,650
BHP Billiton Finance USA, Ltd.
(6.750% to 10-20-25, then 5 Year
U.S. Swap Rate + 5.093%)
10/19/2075 (A)	1,060,000	1,242,850
Cemex SAB de CV
5.700%, 01/11/2025 (A)	560,000	588,000
6.125%, 05/05/2025 (A)	550,000	583,000
Coeur Mining, Inc.
5.875%, 06/01/2024	710,000	704,675
First Quantum Minerals, Ltd.
7.250%, 04/01/2023 (A)	1,000,000	1,054,375
7.500%, 04/01/2025 (A)	1,500,000	1,591,875
Freeport-McMoRan, Inc.
3.550%, 03/01/2022	1,090,000	1,075,013
5.450%, 03/15/2043	570,000	539,904
6.750%, 02/01/2022	430,000	446,125
6.875%, 02/15/2023	1,750,000	1,903,125
FXI Holdings, Inc.
7.875%, 11/01/2024 (A)	1,130,000	1,131,752
Hudbay Minerals, Inc.
7.250%, 01/15/2023 (A)	1,010,000	1,079,438
7.625%, 01/15/2025 (A)	1,810,000	1,997,788
Mercer International, Inc.
6.500%, 02/01/2024	1,450,000	1,531,563
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (A)(D)	1,953,148	43,946
Mirabela Nickel, Ltd.
1.000%, 09/10/2044 (C)	29,622	0
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)	720,000	743,400
Pactiv LLC
7.950%, 12/15/2025	1,710,000	1,934,438
8.375%, 04/15/2027	1,360,000	1,550,400
Plastipak Holdings, Inc.
6.250%, 10/15/2025 (A)	580,000	590,150
Reynolds Group Issuer, Inc.
5.125%, 07/15/2023 (A)	670,000	695,125
Standard Industries, Inc.
5.500%, 02/15/2023 (A)	210,000	220,500
Steel Dynamics, Inc.
5.000%, 12/15/2026	613,000	647,867
Summit Materials LLC
5.125%, 06/01/2025 (A)	520,000	530,400
Teck Resources, Ltd.
4.750%, 01/15/2022	1,020,000	1,071,000
6.250%, 07/15/2041	1,440,000	1,641,600
U.S. Concrete, Inc.
6.375%, 06/01/2024	10,000	10,725
Valvoline, Inc.
4.375%, 08/15/2025 (A)	980,000	987,350
5.500%, 07/15/2024 (A)	1,300,000	1,381,250
Venator Finance Sarl
5.750%, 07/15/2025 (A)	890,000	938,950
		39,354,138

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Real estate – 2.8%
CoreCivic, Inc.
4.125%, 04/01/2020	$180,000	$183,798
4.625%, 05/01/2023	270,000	275,400
4.750%, 10/15/2027	1,250,000	1,231,250
5.000%, 10/15/2022	870,000	909,150
CTR Partnership LP
5.250%, 06/01/2025	1,660,000	1,697,350
Five Point Operating Company LP
7.875%, 11/15/2025 (A)	2,010,000	2,050,200
Greystar Real Estate Partners LLC
8.250%, 12/01/2022 (A)	1,310,000	1,391,063
iStar, Inc.
5.250%, 09/15/2022	960,000	970,800
MPT Operating Partnership LP
5.000%, 10/15/2027	1,790,000	1,866,075
Sabra Health Care LP
5.125%, 08/15/2026	580,000	589,435
The GEO Group, Inc.
5.125%, 04/01/2023	10,000	10,050
5.875%, 10/15/2024	1,170,000	1,210,950
Uniti Group LP
6.000%, 04/15/2023 (A)	350,000	345,625
8.250%, 10/15/2023	80,000	76,600
VICI Properties 1 LLC (3 month LIBOR
+ 3.500%) 4.847%, 10/15/2022	670,000	672,513
		13,480,259
Telecommunication services – 9.2%
CenturyLink, Inc.
5.625%, 04/01/2025	740,000	654,530
6.450%, 06/15/2021	990,000	983,189
Cogent Communications Group, Inc.
5.375%, 03/01/2022 (A)	2,240,000	2,363,200
Frontier Communications Corp.
11.000%, 09/15/2025	1,940,000	1,488,950
Intelsat Jackson Holdings SA
5.500%, 08/01/2023	1,480,000	1,211,750
8.000%, 02/15/2024 (A)	1,220,000	1,290,150
Level 3 Financing, Inc.
5.250%, 03/15/2026	880,000	862,950
5.625%, 02/01/2023	430,000	434,838
Oi Brasil Holdings Cooperatief UA
5.750%, 02/10/2022 (A)(D)	2,260,000	836,200
SFR Group SA
6.250%, 05/15/2024 (A)	810,000	801,900
7.375%, 05/01/2026 (A)	4,580,000	4,614,350
Sprint Capital Corp.
8.750%, 03/15/2032	4,504,000	5,200,724
Sprint Communications, Inc.
11.500%, 11/15/2021	1,811,000	2,200,365
Sprint Corp.
7.250%, 09/15/2021	1,310,000	1,395,150
7.625%, 02/15/2025	910,000	966,420
7.875%, 09/15/2023	4,850,000	5,225,875
Telecom Italia SpA
5.303%, 05/30/2024 (A)	3,401,000	3,627,337
T-Mobile USA, Inc.
6.000%, 04/15/2024	250,000	266,250
6.500%, 01/15/2026	2,230,000	2,443,924
UPC Holding BV
5.500%, 01/15/2028 (A)	1,890,000	1,880,550
Wind Tre SpA
5.000%, 01/20/2026 (A)	750,000	718,425
Windstream Services LLC
6.375%, 08/01/2023 (A)(B)	2,903,000	1,872,435
7.750%, 10/15/2020 (B)	680,000	588,200
Ziggo Secured Finance BV
5.500%, 01/15/2027 (A)	2,180,000	2,190,900
		44,118,562
Utilities – 1.3%
Miran Mid-Atlantic Series C Pass
Through Trust
10.060%, 12/30/2028 (D)	1,948,589	1,890,131
NRG Energy, Inc.
7.250%, 05/15/2026	70,000	77,088
NRG REMA LLC
9.681%, 07/02/2026	4,000,000	2,698,800
Red Oak Power LLC
9.200%, 11/30/2029	720,000	813,600
Suburban Propane Partners LP
5.875%, 03/01/2027	920,000	899,300
		6,378,919
TOTAL CORPORATE BONDS (Cost
$424,614,898)		$427,974,201

CONVERTIBLE BONDS – 1.2%
Consumer discretionary – 0.2%
DISH Network Corp.
2.375%, 03/15/2024 (A)	830,000	809,769
3.375%, 08/15/2026	220,000	245,163
		1,054,932
Energy – 0.3%
Chesapeake Energy Corp.
5.500%, 09/15/2026 (A)	530,000	485,944
Whiting Petroleum Corp.
1.250%, 04/01/2020	1,110,000	999,000
		1,484,944
Health care – 0.2%
Jazz Investments I, Ltd.
1.500%, 08/15/2024 (A)	820,000	777,463
Information technology – 0.5%
Electronics For Imaging, Inc.
0.750%, 09/01/2019	540,000	526,163
Finisar Corp.
0.500%, 12/15/2033	180,000	181,575
ON Semiconductor Corp.
1.625%, 10/15/2023 (A)	390,000	468,488
Verint Systems, Inc.
1.500%, 06/01/2021	160,000	157,700
Workday, Inc.
0.250%, 10/01/2022 (A)	1,160,000	1,144,050
		2,477,976
TOTAL CONVERTIBLE BONDS (Cost
$5,815,555)		$5,795,315

TERM LOANS (F) – 2.7%
Consumer discretionary – 0.8%
CWGS Group LLC (1 month LIBOR +
3.000%) 4.243%, 11/08/2023	1,295,188	1,301,897
Laureate Education, Inc. (1 month
LIBOR + 4.500%) 5.850%,
04/26/2024	985,050	991,512
PetSmart, Inc. (1 month LIBOR +
3.000%) 4.340%, 03/11/2022	349,105	300,579
Spencer Gifts LLC (2 month LIBOR +
8.250%) 9.530%, 06/29/2022	1,440,000	720,000

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (F) (continued)
Consumer discretionary (continued)
TOMS Shoes LLC (3 month LIBOR +
5.500%) 6.980%, 10/28/2020	$1,170,000	$655,200
		3,969,188
Energy – 0.9%
Chesapeake Energy Corp. (3 month
LIBOR + 7.500%) 8.954%,
08/23/2021	840,000	893,550
Eastern Power LLC (1 month LIBOR +
3.750%) 5.100%, 10/02/2023	1,373,026	1,383,901
Hercules Offshore, Inc.
10.500%, 05/06/2020 (D)	372,923	186,462
Murray Energy Corp. (3 month LIBOR
+ 7.250%) 8.583%, 04/16/2020	822,003	728,500
Panda Temple Power LLC
7.250%, 03/04/2022 (D)	1,627,413	1,151,395
		4,343,808
Health care – 0.8%
Immucor, Inc. (2 month LIBOR +
5.000%) 6.314%, 06/15/2021	844,431	856,397
Lantheus Medical Imaging, Inc. (1 week
LIBOR + 4.500%) 5.742%,
06/30/2022	1,034,800	1,039,001
Radnet Management, Inc. (Prime rate
and 3 month LIBOR + 2.750% and
3.750%) 5.135%, 06/30/2023	1,687,792	1,701,852
		3,597,250
Information technology – 0.2%
Ancestry.com Operations, Inc.
10/19/2023 TBD (G)	960,000	964,502
TOTAL TERM LOANS (Cost $14,632,399)		$12,874,748

COLLATERALIZED MORTGAGE
OBLIGATIONS – 0.4%
Commercial and residential – 0.4%
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank)
Series 2015-LC21, Class E
3.250%, 07/10/2048 (A)	1,400,000	818,228
JPMBB Commercial Mortgage Securities
Trust
Series 2015-C31, Class E
4.772%, 08/15/2048 (A)(H)	1,100,000	693,576
Wells Fargo Commercial Mortgage Trust
Series 2015-C28, Class E
3.000%, 05/15/2048 (A)	1,200,000	685,651
		2,197,455
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $2,492,122)		$2,197,455

COMMON STOCKS – 2.0%
Consumer discretionary – 0.3%
Bossier Casino Venture
Holdco, Inc. (A)(C)(I)	163,507	1,216,492
New Cotai LLC (C)(I)	11	259,818
		1,476,310
Energy – 1.6%
Berry Pete Corp. (I)	187,964	1,691,676
Blue Ridge Mountain Resources, Inc. (I)	225,352	2,242,252
KCAD Holdings I, Ltd. (C)(I)	752,218,031	3,384,981
MWO Holdings LLC (C)(I)	1,134	486,531
		7,805,440
Industrials – 0.1%
Jack Cooper Holdings Corp. (C)(I)	2,163	0
Tricer Holdco SCA (C)(I)	79,355	254,730
		254,730
TOTAL COMMON STOCKS (Cost
$16,235,773)		$9,536,480

PREFERRED SECURITIES – 1.3%
Energy – 0.5%
Berry Petroleum Company LLC (I)	204,426	2,044,260
Sanchez Energy Corp., 6.500%	35,350	701,344
		2,745,604
Financials – 0.7%
GMAC Capital Trust I (3 month LIBOR
+ 5.785%), 7.201% (H)	125,100	3,267,612
Industrials – 0.1%
Tricer Holdco SCA (C)(I)	35,269,200	352,692
Materials – 0.0%
Berry Plastics Group, Inc. (I)	3,062	30,100
TOTAL PREFERRED SECURITIES (Cost
$9,230,348)		$6,396,008

ESCROW CERTIFICATES – 0.0%
Magellan Health, Inc.
9.750%, 05/15/2020 (C)(I)	$4,380,000	1,134
TOTAL ESCROW CERTIFICATES (Cost $0)		$1,134

SECURITIES LENDING COLLATERAL – 2.5%
John Hancock Collateral Trust,
1.2290% (J)(K)	1,199,497	12,000,727
TOTAL SECURITIES LENDING
COLLATERAL (Cost $12,002,929)		$12,000,727

SHORT-TERM INVESTMENTS – 1.1%
Money market funds – 1.1%
State Street Institutional Treasury Plus
Money Market Fund, Premier Class,
0.9977% (J)	5,026,365	5,026,365
TOTAL SHORT-TERM INVESTMENTS (Cost $5,026,365)		$5,026,365
Total Investments (High Yield Fund)
(Cost $495,549,897) – 101.6%		$487,096,945
Other assets and liabilities, net – (1.6%)		(7,573,010)
TOTAL NET ASSETS – 100.0%		$479,523,935

Currency Abbreviations

BRL	Brazilian Real
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
MXN	Mexican Peso

Security Abbreviations and Legend

CMT	Constant Maturity Treasury
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $231,813,337 or 48.3% of the fund’s net assets as of 11-30-17.
(B)	A portion of this security is on loan as of 11-30-17. The value of securities on loan amounted to $12,003,791.
(C)	Security is valued using significant unobservable inputs.
(D)	Non-income producing - Issuer is in default.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(I)	Non-income producing security.
(J)	The rate shown is the annualized seven-day yield as of 11-30-17.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
5-Year U.S. Treasury Note Futures	177	Long	Mar 2018	$20,659,164	$20,592,843	$(66,321)
U.S. Treasury Long Bond Futures	16	Short	Mar 2018	(2,450,417)	(2,427,500)	22,917
						$(43,404)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
CAD	39,735	USD	31,791	Barclays Bank PLC Wholesale	1/19/2018	—	($968)
EUR	4,086,709	USD	4,852,395	Citibank N.A.	1/19/2018	$27,129	—
USD	2,772,053	GBP	2,079,388	Barclays Bank PLC Wholesale	1/19/2018	—	(45,244)
						$27,129	($46,212)

Derivatives currency abbreviations

CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

International Growth Stock Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 92.3%
Australia - 4.8%
Amcor, Ltd.	1,582,796	$18,561,954
Brambles, Ltd.	1,844,502	14,321,615
CSL, Ltd.	62,124	6,756,337
		39,639,906
Brazil - 6.3%
B3 SA - Brasil Bolsa Balcao	2,128,640	15,112,302
Banco Bradesco SA, ADR	1,357,713	13,292,010
Cielo SA	1,905,822	13,323,824
Kroton Educacional SA	1,869,097	10,319,586
		52,047,722
Canada - 8.7%
Canadian National Railway Company	114,161	8,911,487
Cenovus Energy, Inc.	649,168	6,189,022
CGI Group, Inc., Class A (A)	424,161	22,385,864
Fairfax Financial Holdings, Ltd.	13,327	7,323,730
Great-West Lifeco, Inc.	253,606	6,901,606
PrairieSky Royalty, Ltd.	383,821	10,043,636
Suncor Energy, Inc.	300,136	10,410,484
		72,165,829
China - 0.9%
Baidu, Inc., ADR (A)	31,007	7,397,650
Denmark - 2.0%
Carlsberg A/S, Class B	138,728	16,457,780
France - 5.9%
Essilor International Cie Generale
d’Optique SA	69,800	8,972,783
Pernod Ricard SA	87,742	13,675,390
Schneider Electric SE (A)	230,039	19,769,646

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

International Growth Stock Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Vinci SA	65,845	$6,726,305
		49,144,124
Germany - 10.8%
Allianz SE	79,433	18,760,044
Deutsche Boerse AG	220,594	25,035,875
Deutsche Post AG	281,630	13,405,767
GEA Group AG	156,116	7,549,962
SAP SE	220,155	24,889,022
		89,640,670
Hong Kong - 3.5%
CK Hutchison Holdings, Ltd.	1,462,372	18,453,123
Galaxy Entertainment Group, Ltd.	1,531,910	11,096,318
		29,549,441
Italy - 1.9%
Intesa Sanpaolo SpA	2,710,323	9,131,903
Mediobanca SpA	557,703	6,436,912
		15,568,815
Japan - 5.3%
FANUC Corp.	32,488	8,125,377
Japan Tobacco, Inc.	339,400	11,240,341
Kao Corp.	124,900	8,280,895
Keyence Corp.	13,546	7,882,258
Yahoo Japan Corp.	1,900,800	8,726,983
		44,255,854
Mexico - 1.9%
Fomento Economico Mexicano SAB de
CV, ADR	180,960	16,280,971
Netherlands - 3.5%
ING Groep NV	364,056	6,578,569
Royal Dutch Shell PLC, B Shares	223,879	7,253,799
Wolters Kluwer NV	299,298	15,497,213
		29,329,581
Singapore - 1.8%
United Overseas Bank, Ltd.	757,534	14,754,308
South Korea - 3.2%
NAVER Corp.	23,411	17,300,002
Samsung Electronics Company, Ltd.	3,860	9,084,366
		26,384,368
Spain - 1.8%
Amadeus IT Group SA	205,039	14,785,968
Sweden - 2.1%
Investor AB, B Shares	377,546	17,652,308
Switzerland - 5.7%
Cie Financiere Richemont SA	96,713	8,335,120
Julius Baer Group, Ltd. (A)	260,144	15,298,039
Kuehne + Nagel International AG	28,048	4,930,823
Novartis AG	97,579	8,371,950
Roche Holding AG	13,462	3,402,051
UBS Group AG (A)	418,872	7,245,796
		47,583,779
Taiwan - 2.1%
Taiwan Semiconductor
Manufacturing Company, Ltd.	2,364,000	17,856,614
Thailand - 2.0%
Kasikornbank PCL, NVDR	2,402,400	16,750,928
Turkey - 0.9%
Akbank Turk AS	3,130,316	7,180,410
United Kingdom - 14.4%
British American Tobacco PLC	302,664	19,247,010
Compass Group PLC	737,212	14,951,159
Informa PLC	1,159,642	11,763,975
Lloyds Banking Group PLC	14,079,923	12,565,396
Next PLC	106,468	6,444,132
RELX PLC	994,559	23,236,742
Smith & Nephew PLC	585,765	10,367,492
Standard Life Aberdeen PLC	1,196,215	6,964,824
Unilever NV	251,062	14,478,470
		120,019,200
United States - 2.8%
Broadcom, Ltd.	83,896	23,318,054
TOTAL COMMON STOCKS (Cost
$541,979,187)		$767,764,280

SHORT-TERM INVESTMENTS - 7.3%
Money market funds - 7.3%
JPMorgan U.S. Treasury Plus Money
Market Fund, Institutional Class,
0.9500% (B)	60,661,783	60,661,783
TOTAL SHORT-TERM INVESTMENTS
(Cost $60,661,783)		$60,661,783
Total Investments (International Growth Stock Fund)
(Cost $602,640,970) - 99.6%		$828,426,063
Other assets and liabilities, net - 0.4%		3,330,794
TOTAL NET ASSETS - 100.0%		$831,756,857
Security Abbreviations and Legend

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 11-30-17.

International Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 92.9%
Belgium - 2.3%
Barco NV	84,137	$8,987,105
Ontex Group NV	162,308	5,477,718
		14,464,823
Brazil - 2.4%
Camil Alimentos SA (A)	2,405,900	5,857,741
Grendene SA	510,900	4,049,243
M Dias Branco SA	370,600	5,296,838
		15,203,822
Canada - 7.6%
Alamos Gold, Inc., Class A	640,400	4,053,732
Badger Daylighting, Ltd. (B)	371,700	8,176,449
Canaccord Genuity Group, Inc.	1,176,006	4,265,944
Canada Goose Holdings, Inc. (A)(B)	60,700	1,637,768
Canadian Western Bank	288,108	8,175,510
Genworth MI Canada, Inc. (B)	76,300	2,551,909
Gran Tierra Energy, Inc. (A)	1,495,200	3,349,322
Mullen Group, Ltd. (B)	463,670	5,620,896
Russel Metals, Inc. (B)	211,300	4,733,225
ShawCor, Ltd.	234,500	5,045,708
		47,610,463
China - 4.7%
China ZhengTong Auto Services
Holdings, Ltd.	6,568,500	6,848,780
Goodbaby International Holdings, Ltd.	11,195,000	5,999,988

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

International Small Cap Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Greatview Aseptic Packaging
Company, Ltd.	9,535,000	$6,576,719
Hollysys Automation Technologies, Ltd.	137,986	3,424,813
Shanghai Haohai Biological Technology
Company, Ltd., H Shares (C)	686,300	3,183,721
Xtep International Holdings, Ltd.	9,927,500	3,693,562
		29,727,583
Finland - 4.0%
Amer Sports OYJ (A)	403,458	10,595,796
Huhtamaki OYJ	264,427	11,641,665
Outotec OYJ (A)(B)	411,514	3,105,122
		25,342,583
Germany - 3.0%
Gerresheimer AG	118,568	9,472,582
Jenoptik AG	288,933	9,442,844
		18,915,426
Hong Kong - 3.9%
PAX Global Technology, Ltd. (B)	5,653,000	2,521,713
Stella International Holdings, Ltd.	2,047,000	3,121,661
Techtronic Industries Company, Ltd.	1,919,700	11,129,380
Value Partners Group, Ltd. (B)	7,299,000	7,555,700
		24,328,454
India - 1.9%
Dewan Housing Finance Corp., Ltd.	1,260,629	12,110,644
Italy - 5.2%
Azimut Holding SpA	252,560	4,800,609
Interpump Group SpA	370,401	12,225,539
Technogym SpA (C)	1,294,877	12,460,439
Tod’s SpA (B)	50,393	3,361,185
		32,847,772
Japan - 20.1%
Anicom Holdings, Inc. (B)	262,500	7,569,389
Asahi Company, Ltd.	234,300	2,879,121
Asics Corp.	468,200	6,945,387
Bunka Shutter Company, Ltd.	566,700	5,902,048
Capcom Company, Ltd.	237,100	6,790,773
Daibiru Corp.	582,600	6,564,937
Descente, Ltd.	343,960	5,108,124
Dowa Holdings Company, Ltd.	206,100	7,901,827
Fuji Oil Holdings, Inc.	273,800	7,975,386
Idec Corp.	58,100	1,481,890
IDOM, Inc.	805,200	6,013,613
Kobayashi Pharmaceutical
Company, Ltd.	162,000	10,234,658
KYB Corp.	41,700	2,479,620
Meitec Corp.	190,211	10,012,099
Morita Holdings Corp.	101,900	1,900,528
N Field Company, Ltd. (B)	201,200	2,652,781
Nachi-Fujikoshi Corp.	840,000	5,335,469
Nihon Parkerizing Company, Ltd.	343,300	5,716,962
Square Enix Holdings Company, Ltd.	67,700	3,090,991
TechnoPro Holdings, Inc.	135,700	6,820,813
Tsumura & Company	277,200	9,588,329
Ushio, Inc.	222,900	3,229,011
		126,193,756
Luxembourg - 2.4%
Grand City Properties SA	300,717	6,875,433
Stabilus SA	97,831	8,445,872
		15,321,305
Netherlands - 4.6%
Aalberts Industries NV	127,017	6,483,144
Accell Group	147,852	4,228,557
Arcadis NV	410,310	9,457,913
Beter Bed Holding NV	174,420	2,975,735
Refresco Group NV (C)	241,090	5,682,743
		28,828,092
Norway - 1.4%
Ekornes ASA	216,550	2,911,163
Tomra Systems ASA	393,402	5,809,636
		8,720,799
Philippines - 0.5%
Vista Land & Lifescapes, Inc.	25,009,100	2,993,191
Poland - 0.9%
CCC SA	78,920	5,369,345
Singapore - 0.1%
Sakari Resources, Ltd. (A)(D)	1,380,000	644,669
South Korea - 3.7%
BNK Financial Group, Inc.	648,756	5,676,515
DGB Financial Group, Inc.	848,947	7,802,529
Hyundai Mipo Dockyard
Company, Ltd. (A)	60,973	5,220,832
Korea Investment Holdings
Company, Ltd.	70,829	4,465,240
		23,165,116
Spain - 1.2%
Construcciones y Auxiliar de
Ferrocarriles SA	185,775	7,768,216
Sweden - 3.9%
Bulten AB	200,013	2,761,055
Cloetta AB, B Shares	897,190	2,990,808
Duni AB	201,770	2,695,721
Tethys Oil AB	447,764	3,342,833
Thule Group AB (C)	560,400	12,331,844
		24,122,261
Switzerland - 4.3%
Basilea Pharmaceutica AG (A)	25,071	1,925,419
Bucher Industries AG	31,265	12,431,367
Logitech International SA (B)	174,240	6,039,158
Tecan Group AG	18,920	3,904,864
Vontobel Holding AG	46,492	2,816,574
		27,117,382
Taiwan - 4.8%
Chicony Electronics Company, Ltd.	2,663,564	7,096,469
Giant Manufacturing Company, Ltd.	914,746	4,585,011
King Yuan Electronics Company, Ltd.	6,989,000	7,287,860
Merida Industry Company, Ltd.	773,000	3,213,121
Tripod Technology Corp.	2,351,000	7,618,250
		29,800,711
Turkey - 0.5%
Mavi Giyim Sanayi Ve Ticaret AS,
Class B (A)(C)	211,255	2,854,912
United Kingdom - 9.5%
Bellway PLC	74,047	3,471,531
Bovis Homes Group PLC	212,440	3,220,123
DFS Furniture PLC	1,237,827	3,339,564
Greggs PLC	519,005	9,336,635
Laird PLC	2,646,410	4,910,809
LivaNova PLC (A)	73,411	6,399,967
Man Group PLC	4,262,936	11,428,270
Oxford Instruments PLC	567,631	6,800,340
SIG PLC	3,160,033	7,246,327

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

International Small Cap Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Vectura Group PLC (A)	2,369,720	$3,098,305
		59,251,871
TOTAL COMMON STOCKS (Cost
$398,297,014)		$582,703,196

PREFERRED SECURITIES - 0.7%
Brazil - 0.7%
Alpargatas SA	828,200	4,200,103
TOTAL PREFERRED SECURITIES (Cost $2,031,871)		$4,200,103

EXCHANGE-TRADED
FUNDS - 1.5%
iShares MSCI EAFE Small-Cap ETF	148,600	9,453,932
TOTAL EXCHANGE-TRADED FUNDS (Cost $9,300,490)		$9,453,932

SECURITIES LENDING COLLATERAL - 5.7%
John Hancock Collateral Trust,
1.2290% (E)(F)	3,564,993	35,667,756
TOTAL SECURITIES LENDING
COLLATERAL (Cost $35,667,199)		$35,667,756

SHORT-TERM INVESTMENTS - 4.7%
U.S. Government Agency - 4.7%
Federal Home Loan Bank Discount Note
0.900%, 12/01/2017 *	$29,600,000	29,600,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $29,600,000)		$29,600,000
Total Investments (International Small Cap Fund)
(Cost $474,896,574) - 105.5%		$661,624,987
Other assets and liabilities, net - (5.5%)		(34,377,074)
TOTAL NET ASSETS - 100.0%		$627,247,913

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 11-30-17. The value of securities on loan amounted to $30,301,714.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs.
(E)	The rate shown is the annualized seven-day yield as of 11-30-17.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

International Strategic Equity Allocation Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 93.5%
Australia - 2.7%
AGL Energy, Ltd.	36,022	$683,017
Alumina, Ltd.	132,142	223,994
Amcor, Ltd.	63,226	741,471
AMP, Ltd.	162,125	630,662
APA Group	60,098	426,114
Aristocrat Leisure, Ltd.	30,081	502,717
ASX, Ltd.	10,498	455,778
Aurizon Holdings, Ltd.	112,015	450,685
AusNet Services	89,266	127,016
Australia & New Zealand Banking
Group, Ltd. (A)	163,139	3,542,516
Bank of Queensland, Ltd.	21,425	214,720
Bendigo & Adelaide Bank, Ltd.	26,181	231,844
BHP Billiton PLC	183,655	3,340,266
BHP Billiton, Ltd.	178,275	3,718,854
BlueScope Steel, Ltd.	31,687	329,038
Boral, Ltd.	64,727	370,415
Brambles, Ltd.	87,310	677,918
Caltex Australia, Ltd.	13,721	355,404
Challenger, Ltd.	32,274	343,916
CIMIC Group, Ltd.	5,444	211,782
Coca-Cola Amatil, Ltd.	31,271	188,474
Cochlear, Ltd.	3,119	427,361
Commonwealth Bank of Australia (A)	95,964	5,818,535
Computershare, Ltd.	25,565	320,993
Crown Resorts, Ltd.	21,924	205,568
CSL, Ltd.	25,146	2,734,770
Dexus	55,273	434,821
Domino’s Pizza Enterprises, Ltd. (A)	3,520	125,939
Flight Centre Travel Group, Ltd. (A)	3,205	108,842
Fortescue Metals Group, Ltd.	87,804	306,882
Goodman Group	97,567	644,672
Harvey Norman Holdings, Ltd. (A)	30,171	92,096
Healthscope, Ltd.	95,520	144,451
Incitec Pivot, Ltd.	93,603	283,986
Insurance Australia Group, Ltd. (A)	144,299	786,820
LendLease Group	31,016	375,493
Macquarie Group, Ltd.	18,123	1,359,840
Medibank Pvt., Ltd.	164,186	407,466
Mirvac Group	201,496	374,517
National Australia Bank, Ltd. (A)	148,621	3,338,981
Newcrest Mining, Ltd.	41,188	722,988
Oil Search, Ltd.	72,998	391,134
Orica, Ltd.	20,872	270,246
Origin Energy, Ltd. (B)	97,678	662,744
Qantas Airways, Ltd.	26,060	112,427
QBE Insurance Group, Ltd. (A)	79,323	642,889
Ramsay Health Care, Ltd.	7,716	409,641
REA Group, Ltd.	2,889	173,463
Santos, Ltd. (B)	103,434	400,559
Scentre Group	297,622	956,757
SEEK, Ltd.	18,243	256,911
Sonic Healthcare, Ltd.	21,626	366,315
South32, Ltd.	289,870	709,404
Stockland	136,327	486,961
Suncorp Group, Ltd.	77,336	842,956
Sydney Airport	60,243	338,832
Tabcorp Holdings, Ltd.	45,593	168,092
Tatts Group, Ltd.	70,843	232,680
Telstra Corp., Ltd.	230,543	599,829
The GPT Group	97,047	398,836
TPG Telecom, Ltd. (A)	20,455	92,364
Transurban Group	113,864	1,083,448
Treasury Wine Estates, Ltd.	40,810	489,421
Vicinity Centres	181,900	386,713
Wesfarmers, Ltd.	62,890	2,097,853
Westfield Corp.	107,517	684,382
Westpac Banking Corp. (A)	186,338	4,471,116
Woodside Petroleum, Ltd.	41,676	984,231

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Woolworths, Ltd.	72,162	$1,477,024
		56,968,850
Austria - 0.2%
ANDRITZ AG	7,458	417,193
Erste Group Bank AG (B)	30,823	1,349,116
OMV AG	15,088	939,459
Raiffeisen Bank International AG (B)	15,165	536,027
voestalpine AG	11,743	681,924
		3,923,719
Belgium - 0.9%
Ageas	22,123	1,087,956
Anheuser-Busch InBev SA (A)	84,173	9,643,135
Colruyt SA	6,456	342,216
Groupe Bruxelles Lambert SA	8,950	963,515
KBC Group NV	27,688	2,270,476
Proximus SADP	16,256	557,508
Solvay SA	8,167	1,149,575
Telenet Group Holding NV (B)	5,828	407,552
UCB SA	13,820	1,033,181
Umicore SA	21,250	992,174
		18,447,288
Brazil - 1.0%
Ambev SA	410,500	2,577,433
B3 SA - Brasil Bolsa Balcao	178,820	1,269,534
Banco Bradesco SA	79,960	741,207
Banco do Brasil SA	75,100	685,811
Banco Santander Brasil SA	36,900	325,705
BB Seguridade Participacoes SA	64,000	525,692
BR Malls Participacoes SA	74,235	273,841
BRF SA (B)	38,800	455,919
CCR SA	105,700	510,706
Centrais Eletricas Brasileiras SA (B)	18,200	103,920
Cia de Saneamento Basico do Estado de
Sao Paulo	30,600	305,441
Cia Siderurgica Nacional SA (B)	52,000	116,785
Cielo SA	106,160	742,177
Cosan SA Industria e Comercio	12,700	138,876
CPFL Energia SA	18,800	120,553
Duratex SA	25,800	69,560
EDP - Energias do Brasil SA	23,100	97,310
Embraer SA	57,800	276,539
Engie Brasil Energia SA	14,400	155,748
Equatorial Energia SA	16,800	327,996
Fibria Celulose SA	22,000	303,356
Hypermarcas SA	30,600	306,965
JBS SA	69,000	166,608
Klabin SA	51,800	282,597
Kroton Educacional SA	120,400	664,748
Localiza Rent a Car SA	45,315	276,801
Lojas Americanas SA	14,700	54,372
Lojas Renner SA	61,790	639,708
M Dias Branco SA	8,600	122,916
Multiplan Empreendimentos
Imobiliarios SA	6,700	142,179
Natura Cosmeticos SA	14,200	126,411
Odontoprev SA	21,400	99,736
Petroleo Brasileiro SA (B)	259,100	1,261,932
Porto Seguro SA	11,100	121,453
Qualicorp SA	20,900	195,632
Raia Drogasil SA	19,800	531,621
Rumo SA (B)	96,200	382,308
Sul America SA	21,596	118,028
Suzano Papel e Celulose SA	36,700	196,312
TIM Participacoes SA	76,600	275,918
Transmissora Alianca de Energia
Eletrica SA	15,000	97,579
Ultrapar Participacoes SA	30,700	657,675
Vale SA	264,871	2,843,274
WEG SA	48,900	341,518
		20,030,400
Canada - 7.9%
Agnico Eagle Mines, Ltd.	27,984	1,226,598
Agrium, Inc.	16,808	1,846,841
Alimentation Couche-Tard, Inc., Class B	50,750	2,587,949
AltaGas, Ltd.	21,328	484,866
ARC Resources, Ltd. (A)	43,607	534,377
Atco, Ltd., Class I	10,226	365,240
Bank of Montreal	78,858	6,067,693
Barrick Gold Corp.	139,198	1,922,651
BCE, Inc.	20,083	961,070
BlackBerry, Ltd. (B)	60,752	655,480
Bombardier, Inc., Class B (B)	238,399	554,352
Brookfield Asset Management, Inc.,
Class A	107,712	4,476,625
CAE, Inc.	34,974	617,531
Cameco Corp.	49,018	459,728
Canadian Imperial Bank of Commerce	52,240	4,783,656
Canadian National Railway Company	91,111	7,112,188
Canadian Natural Resources, Ltd.	133,922	4,542,438
Canadian Pacific Railway, Ltd.	17,746	3,105,877
Canadian Tire Corp., Ltd., Class A (A)	8,139	1,028,486
Canadian Utilities, Ltd., Class A	17,059	516,206
CCL Industries, Inc., Class B	17,125	793,632
Cenovus Energy, Inc.	126,843	1,209,293
CGI Group, Inc., Class A (B)	25,982	1,371,247
CI Financial Corp.	33,991	768,002
Constellation Software, Inc.	2,465	1,443,825
Crescent Point Energy Corp. (A)	67,314	490,970
Dollarama, Inc.	13,008	1,590,119
ECN Capital Corp.	6,400	19,843
Element Fleet Management Corp.	49,228	371,266
Emera, Inc.	8,138	306,306
Empire Company, Ltd.	21,009	404,173
Enbridge, Inc.	196,549	7,411,626
Encana Corp.	116,677	1,380,969
Fairfax Financial Holdings, Ltd.	3,490	1,917,897
Finning International, Inc.	21,593	517,335
First Capital Realty, Inc.	22,617	368,842
First Quantum Minerals, Ltd.	83,359	958,194
Fortis, Inc.	51,544	1,897,717
Franco-Nevada Corp.	21,585	1,758,555
George Weston, Ltd.	6,681	569,165
Gildan Activewear, Inc.	28,229	895,784
Goldcorp, Inc.	103,131	1,303,776
Great-West Lifeco, Inc.	41,891	1,140,017
H&R Real Estate Investment Trust	20,183	330,712
Husky Energy, Inc. (B)	44,405	537,961
Hydro One, Ltd. (C)	39,433	695,040
IGM Financial, Inc.	12,164	420,316
Imperial Oil, Ltd.	37,583	1,159,403
Industrial Alliance Insurance & Financial
Services, Inc.	14,685	684,879
Intact Financial Corp.	17,556	1,472,900
Inter Pipeline, Ltd.	46,189	970,214
Keyera Corp.	23,615	665,536

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Kinross Gold Corp. (B)	151,289	$632,057
Linamar Corp.	6,277	339,356
Loblaw Companies, Ltd.	26,844	1,413,412
Magna International, Inc.	43,867	2,460,687
Methanex Corp.	11,121	592,706
Metro, Inc.	28,009	877,296
National Bank of Canada	42,351	2,086,775
Onex Corp.	10,305	745,149
Open Text Corp. (A)	32,709	1,066,849
Pembina Pipeline Corp.	60,990	2,124,002
Peyto Exploration & Development Corp.	20,747	246,201
Potash Corp. of Saskatchewan, Inc.	102,622	2,014,021
Power Corp. of Canada	47,765	1,210,276
Power Financial Corp.	36,222	992,480
PrairieSky Royalty, Ltd. (A)	26,385	690,429
Restaurant Brands International, Inc.	27,066	1,681,044
RioCan Real Estate Investment Trust	22,304	430,469
Rogers Communications, Inc., Class B	44,241	2,296,150
Royal Bank of Canada	174,772	13,661,788
Saputo, Inc.	26,561	901,322
Seven Generations Energy, Ltd.,
Class A (B)	29,619	404,976
Shaw Communications, Inc., Class B	52,025	1,159,337
Shopify, Inc., Class A (B)	9,848	1,031,706
Smart Real Estate Investment Trust	9,923	223,972
SNC-Lavalin Group, Inc.	22,153	966,205
Sun Life Financial, Inc.	77,245	3,052,320
Suncor Energy, Inc.	200,513	6,954,972
Teck Resources, Ltd., Class B	68,931	1,583,626
TELUS Corp.	25,159	929,800
The Bank of Nova Scotia	144,661	9,139,494
The Jean Coutu Group, Inc., Class A	10,786	205,495
The Toronto-Dominion Bank	221,222	12,558,462
Thomson Reuters Corp.	36,073	1,588,705
Tourmaline Oil Corp. (B)	28,364	509,613
TransCanada Corp.	104,888	5,030,787
Turquoise Hill Resources, Ltd. (B)	126,716	375,193
Vermilion Energy, Inc.	14,136	498,537
West Fraser Timber Company, Ltd.	8,611	544,232
Wheaton Precious Metals Corp. (A)	53,714	1,123,699
Yamana Gold, Inc.	115,463	295,336
		164,314,302
Chile - 1.0%
AES Gener SA	1,129,033	344,647
Aguas Andinas SA, Class A	986,948	566,902
Antofagasta PLC	34,139	420,442
Banco de Chile	9,445,687	1,328,058
Banco de Credito e Inversiones	14,227	851,508
Banco Santander Chile	25,109,917	1,722,875
Cencosud SA	542,886	1,329,396
Cia Cervecerias Unidas SA	56,468	719,667
Colbun SA	3,009,422	610,469
Empresa Nacional de
Telecomunicaciones SA	55,884	549,967
Empresas CMPC SA	476,235	1,354,330
Empresas COPEC SA	173,096	2,313,456
Enel Americas SA	11,085,342	2,159,614
Enel Chile SA	7,539,061	815,794
Enel Generacion Chile SA	1,262,235	1,027,137
Itau CorpBanca	55,838,275	444,177
Latam Airlines Group SA	115,688	1,448,058
SACI Falabella	277,380	2,341,843
		20,348,340
China - 7.2%
3SBio, Inc. (B)(C)	109,500	213,687
58.com, Inc., ADR (B)	9,900	710,226
AAC Technologies Holdings, Inc.	80,000	1,607,563
Agricultural Bank of China, Ltd.,
H Shares	2,829,000	1,321,840
Air China, Ltd., H Shares	200,000	215,170
Alibaba Group Holding, Ltd., ADR (B)	123,400	21,851,672
Aluminum Corp. of China, Ltd., H
Shares (A)(B)	426,000	284,530
Anhui Conch Cement Company, Ltd.,
H Shares	134,500	647,802
ANTA Sports Products, Ltd.	116,000	519,841
Autohome, Inc., ADR (B)	5,700	315,609
AviChina Industry & Technology
Company, Ltd., H Shares	207,000	108,578
Baidu, Inc., ADR (B)	29,700	7,085,826
Bank of China, Ltd., H Shares	8,611,000	4,208,209
Bank of Communications
Company, Ltd., H Shares	943,000	701,369
Beijing Capital International Airport
Company, Ltd., H Shares	162,000	239,912
BYD Company, Ltd., H Shares (A)	69,500	615,122
CGN Power Company, Ltd., H
Shares (C)	1,133,000	310,163
China Cinda Asset Management
Company, Ltd., H Shares	954,000	355,745
China CITIC Bank Corp., Ltd., H Shares	961,000	623,230
China Coal Energy Company, Ltd., H
Shares (A)	200,000	90,723
China Communications
Construction Company, Ltd., H Shares	481,000	537,752
China Communications Services Corp.,
Ltd., H Shares	268,000	170,685
China Conch Venture Holdings, Ltd.	172,500	380,885
China Construction Bank Corp.,
H Shares	9,122,000	8,002,195
China Everbright Bank Company, Ltd.,
H Shares	268,000	124,774
China Evergrande Group (B)	355,000	1,178,227
China Galaxy Securities Company, Ltd.,
H Shares	359,500	283,735
China Huarong Asset Management
Company, Ltd., H Shares (C)	667,300	307,174
China Huishan Dairy Holdings
Company, Ltd. (B)(D)	175,000	0
China Life Insurance Company, Ltd.,
H Shares	814,000	2,665,420
China Longyuan Power Group Corp.,
Ltd., H Shares	345,000	233,313
China Medical System Holdings, Ltd.	134,000	281,160
China Mengniu Dairy Company, Ltd. (B)	298,000	759,104
China Merchants Bank Company, Ltd.,
H Shares	424,500	1,677,236
China Minsheng Banking Corp., Ltd.,
H Shares	596,000	601,390
China National Building Material
Company, Ltd., H Shares	316,000	291,731
China Oilfield Services, Ltd., H Shares	198,000	183,536
China Pacific Insurance Group
Company, Ltd., H Shares	291,000	1,398,412
China Petroleum & Chemical Corp.,
H Shares	2,756,000	1,978,191
China Railway Construction Corp.,
H Shares	213,500	253,477

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
China Railway Group, Ltd., H Shares	434,000	$325,319
China Shenhua Energy Company, Ltd.,
H Shares	369,000	912,427
China Southern Airlines Company, Ltd.,
H Shares	206,000	184,730
China Telecom Corp., Ltd., H Shares	1,496,000	724,742
China Vanke Company, Ltd., H Shares	129,400	473,069
Chongqing Changan Automobile
Company, Ltd., B Shares	83,600	78,877
Chongqing Rural Commercial Bank
Company, Ltd., H Shares	274,000	194,932
CITIC Securities Company, Ltd.,
H Shares	247,500	538,288
CNOOC, Ltd.	1,925,000	2,640,106
Country Garden Holdings Company, Ltd.	581,000	920,757
CRRC Corp., Ltd., H Shares	448,000	409,815
CSPC Pharmaceutical Group, Ltd.	458,000	913,364
Ctrip.com International, Ltd., ADR (B)	42,600	1,963,008
Dongfeng Motor Group Company, Ltd.,
H Shares	292,000	368,720
ENN Energy Holdings, Ltd.	82,000	602,161
Fosun International, Ltd.	281,000	584,381
Fuyao Glass Industry Group
Company, Ltd., H Shares (C)	54,600	210,054
Geely Automobile Holdings, Ltd.	533,000	1,870,768
GF Securities Company, Ltd., H Shares	145,600	292,866
GOME Retail Holdings, Ltd. (A)	1,216,000	137,408
Great Wall Motor Company, Ltd.,
H Shares	336,000	395,320
Guangzhou Automobile Group
Company, Ltd., H Shares	228,000	574,602
Guangzhou R&F Properties
Company, Ltd., H Shares	106,400	228,556
Haitian International Holdings, Ltd.	69,000	202,442
Haitong Securities Company, Ltd.,
H Shares	350,000	524,709
Hengan International Group
Company, Ltd.	78,000	763,389
Huaneng Power International, Inc.,
H Shares	454,000	289,935
Huaneng Renewables Corp., Ltd.,
H Shares	528,000	168,684
Huatai Securities Company, Ltd., H
Shares (C)	177,800	361,266
Industrial & Commercial Bank of
China, Ltd., H Shares	8,000,000	6,257,286
JD.com, Inc., ADR (B)	71,200	2,666,440
Jiangsu Expressway Company, Ltd.,
H Shares	134,000	183,994
Jiangxi Copper Company, Ltd., H Shares	135,000	211,338
Kingsoft Corp., Ltd. (A)	85,000	242,286
Lenovo Group, Ltd.	770,000	439,454
Longfor Properties Company, Ltd.	161,000	379,598
Minth Group, Ltd.	74,000	414,393
Momo, Inc., ADR (B)	11,800	283,200
NetEase, Inc., ADR	8,500	2,794,035
New China Life Insurance
Company, Ltd., H Shares	87,100	557,511
New Oriental Education & Technology
Group, Inc., ADR	14,600	1,238,956
PetroChina Company, Ltd., H Shares	2,280,000	1,538,541
PICC Property & Casualty
Company, Ltd., H Shares	510,000	971,532
Ping An Insurance Group Company of
China, Ltd., H Shares	569,000	5,646,312
Semiconductor Manufacturing
International Corp. (A)(B)	300,900	423,270
Shandong Weigao Group Medical
Polymer Company, Ltd., H Shares	184,000	126,384
Shanghai Electric Group Company, Ltd.,
H Shares (A)(B)	276,000	108,490
Shanghai Fosun Pharmaceutical Group
Company, Ltd., H Shares	52,500	254,073
Shanghai Lujiazui Finance & Trade Zone
Development Company, Ltd.,
B Shares	89,500	132,836
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares (A)	75,300	189,746
Shenzhou International Group
Holdings, Ltd. (A)	81,000	732,696
Sihuan Pharmaceutical Holdings
Group, Ltd.	426,000	150,527
SINA Corp. (B)	6,200	606,174
Sino-Ocean Group Holding, Ltd.	331,000	207,540
Sinopec Engineering Group
Company, Ltd., H Shares	121,000	100,854
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares	376,000	223,426
Sinopharm Group Company, Ltd., H
Shares (A)	128,000	505,398
SOHO China, Ltd.	238,000	135,036
Sunac China Holdings, Ltd.	225,000	1,043,842
Sunny Optical Technology Group
Company, Ltd.	77,400	1,301,582
TAL Education Group, ADR	30,400	847,552
Tencent Holdings, Ltd.	616,400	31,560,386
The People’s Insurance Company Group
of China, Ltd., H Shares	814,000	421,452
Tingyi Cayman Islands Holding Corp.	212,000	332,875
TravelSky Technology, Ltd., H Shares	100,000	274,596
Tsingtao Brewery Company, Ltd.,
H Shares	36,000	146,227
Vipshop Holdings, Ltd., ADR (B)	44,100	362,943
Want Want China Holdings, Ltd.	540,000	423,831
Weibo Corp., ADR (A)(B)	5,080	551,485
Weichai Power Company, Ltd., H Shares	211,000	235,973
Yangzijiang Shipbuilding Holdings, Ltd.	379,200	443,315
Yanzhou Coal Mining Company, Ltd.,
H Shares	200,000	187,545
Yum China Holdings, Inc.	41,384	1,689,709
YY, Inc., ADR (B)	4,700	484,993
Zhejiang Expressway Company, Ltd.,
H Shares	158,000	189,921
Zhuzhou CRRC Times Electric
Company, Ltd., H Shares	59,400	342,523
Zijin Mining Group Company, Ltd.,
H Shares	616,000	213,660
ZTE Corp., H Shares (B)	78,600	274,456
		150,240,101
Colombia - 0.1%
Bancolombia SA	32,956	316,832
Cementos Argos SA	59,386	208,683
Ecopetrol SA	650,693	377,495
Grupo Argos SA	35,712	242,460
Grupo de Inversiones Suramericana SA	30,049	388,500

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Colombia (continued)
Interconexion Electrica SA ESP	51,323	$234,794
		1,768,764
Czech Republic - 0.0%
CEZ AS	12,468	284,980
Komercni Banka AS	5,677	238,486
Moneta Money Bank AS (C)	32,885	118,533
O2 Czech Republic AS	4,558	56,861
		698,860
Denmark - 1.3%
A.P. Moller - Maersk A/S, Series A	357	613,051
A.P. Moller - Maersk A/S, Series B	646	1,164,700
Carlsberg A/S, Class B	10,338	1,226,432
Chr. Hansen Holding A/S	9,453	857,886
Coloplast A/S, B Shares	11,476	898,113
Danske Bank A/S	72,492	2,706,195
DSV A/S	18,409	1,417,727
Genmab A/S (B)	5,637	1,109,917
H Lundbeck A/S	6,562	331,118
ISS A/S	16,017	605,165
Novo Nordisk A/S, B Shares (A)	181,489	9,380,978
Novozymes A/S, B Shares	21,880	1,185,114
Orsted A/S (C)	18,158	1,057,644
Pandora A/S	10,405	1,042,583
TDC A/S	78,996	480,963
Tryg A/S	12,452	302,779
Vestas Wind Systems A/S	20,936	1,334,937
William Demant Holding A/S (B)	11,447	315,069
		26,030,371
Finland - 0.6%
Elisa OYJ	12,891	524,232
Fortum OYJ	41,796	878,371
Kone OYJ, Class B	31,452	1,617,691
Metso OYJ	10,487	369,741
Neste OYJ	11,869	736,631
Nokia OYJ	548,032	2,742,350
Nokian Renkaat OYJ	10,565	461,189
Orion OYJ, Class B	9,656	356,664
Sampo OYJ, A Shares	43,386	2,291,785
Stora Enso OYJ, R Shares	51,789	791,675
UPM-Kymmene OYJ	50,005	1,504,758
Wartsila OYJ ABP	13,862	916,844
		13,191,931
France - 8.3%
Accor SA (A)	20,687	1,036,100
Aeroports de Paris	3,260	621,564
Air Liquide SA	48,106	6,007,183
Airbus SE	65,356	6,801,023
Alstom SA	17,042	702,806
Arkema SA	7,731	945,940
Atos SE	10,590	1,564,277
AXA SA	221,202	6,674,181
BNP Paribas SA	126,329	9,564,743
Bollore SA	96,494	512,232
Bouygues SA	23,765	1,228,403
Bureau Veritas SA	29,377	778,275
Capgemini SE	18,054	2,079,347
Carrefour SA	63,586	1,333,768
Casino Guichard Perrachon SA	6,112	371,719
Cie de Saint-Gobain	56,268	3,207,067
Cie Generale des
Etablissements Michelin	19,158	2,778,016
CNP Assurances	22,314	501,253
Credit Agricole SA	128,539	2,165,761
Danone SA	66,339	5,602,254
Dassault Aviation SA	268	411,393
Dassault Systemes SA	14,351	1,541,756
Edenred	25,042	715,871
Eiffage SA	8,195	898,332
Electricite de France SA	62,319	816,062
Engie SA	205,497	3,594,593
Essilor International Cie Generale
d’Optique SA	23,273	2,991,742
Eurazeo SA	4,979	437,973
Eutelsat Communications SA (A)	19,328	437,259
Fonciere Des Regions	3,660	391,256
Gecina SA	5,195	865,219
Groupe Eurotunnel SE	51,818	688,878
Hermes International	3,540	1,865,062
ICADE	3,414	317,002
Iliad SA	2,935	686,272
Imerys SA	3,819	349,868
Ingenico Group SA	6,501	681,123
Ipsen SA	4,210	512,782
JCDecaux SA	8,032	334,459
Kering	8,537	3,785,697
Klepierre SA	24,733	1,020,617
Lagardere SCA	12,782	418,673
Legrand SA	29,756	2,227,215
L’Oreal SA	28,241	6,246,744
LVMH Moet Hennessy Louis Vuitton
SE (A)	31,403	9,148,051
Natixis SA	106,990	867,338
Orange SA (A)	223,858	3,852,433
Pernod Ricard SA (A)	23,865	3,719,578
Peugeot SA	58,186	1,202,316
Publicis Groupe SA	22,855	1,517,308
Remy Cointreau SA	2,412	320,710
Renault SA	20,020	2,032,776
Rexel SA	34,162	629,443
Safran SA	35,214	3,752,354
Sanofi	127,553	11,635,331
Schneider Electric SE (B)	63,350	5,444,325
SCOR SE	20,495	834,733
SEB SA	2,466	454,099
Societe BIC SA	3,206	371,976
Societe Generale SA	86,485	4,352,047
Sodexo SA	10,285	1,341,808
Suez	40,994	755,253
Thales SA	11,832	1,195,826
TOTAL SA (A)	264,939	14,975,653
Unibail-Rodamco SE	11,178	2,856,819
Valeo SA	26,873	1,948,745
Veolia Environnement SA	53,278	1,346,564
Vinci SA	56,572	5,779,034
Vivendi SA	115,991	3,087,526
Wendel SA	3,161	531,833
Zodiac Aerospace	22,951	674,623
		171,340,262
Germany - 7.7%
adidas AG	22,339	4,668,382
Allianz SE	54,637	12,903,863
Axel Springer SE	5,661	447,217
BASF SE	109,008	12,223,406
Bayer AG	98,136	12,526,387
Bayerische Motoren Werke AG	39,348	3,972,392

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Beiersdorf AG	11,829	$1,408,720
Brenntag AG	18,177	1,132,516
Commerzbank AG (B)	126,503	1,837,127
Continental AG	13,021	3,470,458
Covestro AG (C)	13,222	1,377,014
Daimler AG	114,215	9,462,150
Deutsche Bank AG	245,482	4,629,667
Deutsche Boerse AG	22,857	2,594,110
Deutsche Lufthansa AG	28,080	966,190
Deutsche Post AG	115,416	5,493,875
Deutsche Telekom AG	388,207	6,932,786
Deutsche Wohnen SE	41,745	1,847,569
E.ON SE	261,555	3,029,836
Evonik Industries AG	19,255	719,072
Fraport AG Frankfurt Airport
Services Worldwide	4,898	488,279
Fresenius Medical Care AG &
Company KGaA	25,440	2,536,588
Fresenius SE & Company KGaA	49,231	3,556,268
GEA Group AG	21,628	1,045,957
Hannover Rueck SE	7,760	1,021,359
HeidelbergCement AG	17,621	1,878,492
Henkel AG & Company KGaA	12,277	1,497,813
HOCHTIEF AG	2,261	397,856
HUGO BOSS AG	7,506	618,206
Infineon Technologies AG	134,547	3,718,039
Innogy SE (C)	16,043	742,154
K+S AG	22,791	534,448
KION Group AG	8,422	686,648
LANXESS AG	10,889	827,777
Linde AG (A)	22,039	4,845,112
MAN SE	3,781	424,883
Merck KGaA	15,331	1,633,404
METRO AG (B)	21,285	415,765
Muenchener
Rueckversicherungs-Gesellschaft AG	18,762	4,181,166
OSRAM Licht AG	11,821	1,014,496
ProSiebenSat.1 Media SE	27,620	878,770
RWE AG	61,524	1,410,284
SAP SE	116,516	13,172,398
Siemens AG	90,783	12,340,761
Symrise AG	14,402	1,224,362
Telefonica Deutschland Holding AG	87,045	414,763
thyssenkrupp AG	51,748	1,416,558
TUI AG	38,545	711,921
United Internet AG	14,405	972,217
Volkswagen AG	3,751	778,402
Vonovia SE	55,711	2,625,199
Zalando SE (A)(B)	13,152	673,532
		160,326,614
Hong Kong - 3.5%
AIA Group, Ltd.	1,245,400	10,147,234
Alibaba Health Information
Technology, Ltd. (A)(B)	360,000	177,861
Alibaba Pictures Group, Ltd. (A)(B)	1,360,000	183,257
ASM Pacific Technology, Ltd.	27,400	395,749
Beijing Enterprises Holdings, Ltd.	54,500	315,076
Beijing Enterprises Water
Group, Ltd. (B)	520,000	407,049
BOC Hong Kong Holdings, Ltd.	381,500	1,941,499
Brilliance China Automotive
Holdings, Ltd.	328,000	863,784
China Everbright International, Ltd.	265,000	356,446
China Everbright, Ltd.	100,000	223,826
China Gas Holdings, Ltd. (A)	190,000	585,227
China Jinmao Holdings Group, Ltd.	412,000	186,620
China Merchants Port Holdings
Company, Ltd. (A)	142,000	368,282
China Mobile, Ltd.	665,000	6,764,865
China Overseas Land & Investment, Ltd.	418,000	1,334,044
China Power International
Development, Ltd. (A)	323,000	86,841
China Resources Beer Holdings
Company, Ltd.	176,000	484,691
China Resources Gas Group, Ltd.	96,000	372,516
China Resources Land, Ltd.	302,000	873,427
China Resources Power Holdings
Company, Ltd.	206,000	388,985
China State Construction International
Holdings, Ltd. (A)	216,000	281,160
China Taiping Insurance Holdings
Company, Ltd.	180,400	686,580
China Unicom Hong Kong, Ltd. (B)	648,000	945,102
CITIC, Ltd.	626,000	886,859
CK Asset Holdings, Ltd.	269,500	2,280,204
CK Hutchison Holdings, Ltd.	278,500	3,514,287
CK Infrastructure Holdings, Ltd. (A)	68,500	582,866
CLP Holdings, Ltd.	169,500	1,728,370
COSCO SHIPPING Ports, Ltd.	180,000	181,582
Far East Horizon, Ltd.	215,000	196,836
First Pacific Company, Ltd.	222,000	166,047
Fullshare Holdings, Ltd. (A)(B)	740,300	309,735
Galaxy Entertainment Group, Ltd.	243,000	1,760,159
GCL-Poly Energy Holdings, Ltd. (A)(B)	1,400,000	227,037
Guangdong Investment, Ltd.	314,000	423,005
Haier Electronics Group
Company, Ltd. (B)	137,000	369,593
Hang Lung Group, Ltd.	91,000	327,402
Hang Lung Properties, Ltd.	209,000	494,370
Hang Seng Bank, Ltd.	78,900	1,955,336
Henderson Land Development
Company, Ltd.	124,100	813,468
HK Electric Investments & HK Electric
Investments, Ltd. (A)(C)	273,500	251,107
HKT Trust & HKT, Ltd.	390,000	490,253
Hong Kong & China Gas Company, Ltd.	865,600	1,692,767
Hong Kong Exchanges & Clearing, Ltd.	120,000	3,628,512
Hongkong Land Holdings, Ltd.	121,300	887,158
Hysan Development Company, Ltd.	65,000	348,745
Jardine Matheson Holdings, Ltd.	22,400	1,403,059
Jardine Strategic Holdings, Ltd.	22,800	948,397
Kerry Properties, Ltd.	67,000	296,639
Kunlun Energy Company, Ltd.	342,000	297,056
Li & Fung, Ltd.	608,000	268,593
Link REIT	228,500	2,045,543
Melco Resorts &
Entertainment, Ltd., ADR	25,400	663,194
MTR Corp., Ltd. (A)	152,500	899,075
New World Development Company, Ltd.	607,000	882,057
Nine Dragons Paper Holdings, Ltd.	180,000	299,711
NWS Holdings, Ltd.	160,000	291,709
PCCW, Ltd.	438,000	260,758
Power Assets Holdings, Ltd.	143,000	1,222,853
Shanghai Industrial Holdings, Ltd.	55,000	155,796
Shangri-La Asia, Ltd.	130,000	294,011
Shimao Property Holdings, Ltd.	131,000	256,749
Sino Biopharmaceutical, Ltd.	482,000	633,708

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Sino Land Company, Ltd.	326,000	$591,347
SJM Holdings, Ltd.	204,000	164,580
Sun Art Retail Group, Ltd.	258,500	253,259
Sun Hung Kai Properties, Ltd.	149,000	2,442,779
Swire Pacific, Ltd., Class A	51,500	495,340
Swire Properties, Ltd.	120,600	409,749
Techtronic Industries Company, Ltd.	142,000	823,239
The Bank of East Asia, Ltd.	126,400	561,330
The Wharf Holdings, Ltd. (A)	125,000	395,431
WH Group, Ltd. (C)	831,000	885,112
Wharf Real Estate Investment
Company, Ltd. (B)	108,000	652,689
Wheelock & Company, Ltd.	84,000	578,087
Yue Yuen Industrial Holdings, Ltd.	76,500	273,725
		71,531,394
Hungary - 0.1%
Mol Hungarian Oil & Gas PLC	35,142	407,033
OTP Bank PLC	23,190	886,557
Richter Gedeon Nyrt	13,602	351,417
		1,645,007
Indonesia - 0.5%
Adaro Energy Tbk PT	1,247,000	157,121
AKR Corporindo Tbk PT	141,800	66,696
Astra International Tbk PT	1,736,400	1,026,013
Bank Central Asia Tbk PT	832,400	1,251,246
Bank Danamon Indonesia Tbk PT	291,900	108,608
Bank Mandiri Persero Tbk PT	1,601,400	881,879
Bank Negara Indonesia Persero Tbk PT	634,100	380,777
Bank Rakyat Indonesia Persero Tbk PT	4,694,500	1,117,386
Bumi Serpong Damai Tbk PT	666,200	81,414
Charoen Pokphand Indonesia Tbk PT	641,100	138,714
Gudang Garam Tbk PT	42,300	239,433
Hanjaya Mandala Sampoerna Tbk PT	808,500	244,990
Indocement Tunggal Prakarsa Tbk PT	160,900	219,428
Indofood CBP Sukses Makmur Tbk PT	197,000	123,294
Indofood Sukses Makmur Tbk PT	375,000	203,250
Jasa Marga Persero Tbk PT	177,500	83,762
Kalbe Farma Tbk PT	1,809,100	214,073
Lippo Karawaci Tbk PT	1,194,000	50,802
Matahari Department Store Tbk PT	218,400	171,721
Media Nusantara Citra Tbk PT	521,500	50,267
Pakuwon Jati Tbk PT	1,908,300	87,618
Perusahaan Gas Negara Persero Tbk PT	972,300	122,572
Semen Indonesia Persero Tbk PT	255,700	177,685
Summarecon Agung Tbk PT	881,000	56,143
Surya Citra Media Tbk PT	503,200	81,762
Telekomunikasi Indonesia Persero
Tbk PT	4,279,700	1,321,887
Tower Bersama Infrastructure Tbk PT	178,100	74,915
Unilever Indonesia Tbk PT	131,400	478,857
United Tractors Tbk PT	144,800	358,920
Waskita Karya Persero Tbk PT	395,200	61,824
XL Axiata Tbk PT (B)	278,600	63,444
		9,696,501
Ireland - 0.5%
AerCap Holdings NV (B)	6,500	337,805
Bank of Ireland Group PLC (B)	77,230	601,546
CRH PLC	71,391	2,465,636
DCC PLC	7,680	743,889
James Hardie Industries PLC	24,102	395,066
Kerry Group PLC, Class A	13,427	1,406,616
Paddy Power Betfair PLC	6,904	769,670
Ryanair Holdings PLC, ADR (B)	2,691	328,141
Shire PLC	78,961	3,914,500
		10,962,869
Israel - 0.1%
Azrieli Group, Ltd.	1,657	88,849
Bank Hapoalim BM	48,341	330,179
Bank Leumi Le-Israel BM	64,986	360,928
Bezeq The Israeli Telecommunication
Corp., Ltd.	98,245	147,330
Check Point Software
Technologies, Ltd. (B)	5,800	604,882
Elbit Systems, Ltd.	1,066	148,026
Frutarom Industries, Ltd.	1,863	164,770
Israel Chemicals, Ltd.	21,624	88,104
Mizrahi Tefahot Bank, Ltd.	5,077	92,649
Nice, Ltd.	2,687	234,616
Taro Pharmaceutical
Industries, Ltd. (A)(B)	500	53,650
Teva Pharmaceutical Industries, Ltd.	23,734	351,284
Teva Pharmaceutical Industries, Ltd.,
ADR (A)	17,400	257,868
		2,923,135
Italy - 1.4%
Assicurazioni Generali SpA	122,487	2,242,340
Atlantia SpA	43,416	1,443,248
Enel SpA	779,935	5,067,245
Eni SpA	242,713	3,992,820
Ferrari NV	11,743	1,274,765
Intesa Sanpaolo SpA	1,380,508	4,637,781
Leonardo SpA	38,235	457,099
Luxottica Group SpA	15,851	920,544
Mediobanca SpA	55,011	634,928
Poste Italiane SpA (C)	54,645	398,909
Prysmian SpA	19,270	641,817
Recordati SpA	9,932	446,814
Saipem SpA (A)(B)	57,954	232,741
Snam SpA	210,840	1,062,369
Telecom Italia SpA	590,465	399,917
Telecom Italia SpA (Milan Stock
Exchange) (B)	1,075,740	900,110
Terna Rete Elettrica Nazionale SpA (A)	132,447	818,503
UniCredit SpA (B)	192,251	3,875,781
UnipolSai Assicurazioni SpA	111,208	260,832
		29,708,563
Japan - 17.7%
ABC-Mart, Inc.	3,400	186,851
Acom Company, Ltd. (A)(B)	41,000	171,451
Aeon Company, Ltd.	62,600	1,018,892
AEON Financial Service Company, Ltd.	11,600	258,294
Aeon Mall Company, Ltd.	11,700	214,559
Air Water, Inc.	15,300	329,518
Aisin Seiki Company, Ltd.	18,100	974,041
Ajinomoto Company, Inc.	55,800	1,025,837
Alfresa Holdings Corp.	19,300	414,844
Alps Electric Company, Ltd. (A)	20,300	652,378
Amada Company, Ltd.	34,900	466,608
ANA Holdings, Inc.	11,900	476,116
Aozora Bank, Ltd.	12,100	471,126
Asahi Glass Company, Ltd.	20,500	858,366
Asahi Group Holdings, Ltd.	39,700	2,017,228
Asahi Kasei Corp.	129,600	1,626,891
Asics Corp. (A)	16,400	243,281

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Astellas Pharma, Inc.	212,300	$2,698,838
Bandai Namco Holdings, Inc.	20,500	669,164
Benesse Holdings, Inc.	7,400	261,898
Bridgestone Corp.	66,800	3,052,763
Brother Industries, Ltd.	24,200	601,794
Calbee, Inc. (A)	8,200	287,216
Canon, Inc.	109,500	4,199,941
Casio Computer Company, Ltd.	19,900	292,914
Central Japan Railway Company	14,800	2,743,389
Chubu Electric Power Company, Inc.	66,100	837,990
Chugai Pharmaceutical Company, Ltd.	23,000	1,189,109
Coca-Cola Bottlers Japan, Inc.	12,700	483,308
Concordia Financial Group, Ltd.	125,500	691,073
Credit Saison Company, Ltd.	16,200	312,271
CYBERDYNE, Inc. (A)(B)	9,900	131,675
Dai Nippon Printing Company, Ltd.	26,600	583,210
Daicel Corp.	28,700	341,695
Dai-ichi Life Holdings, Inc.	110,700	2,281,068
Daiichi Sankyo Company, Ltd.	58,200	1,402,683
Daikin Industries, Ltd.	25,600	2,957,502
Daito Trust Construction Company, Ltd.	7,100	1,299,714
Daiwa House Industry Company, Ltd.	58,100	2,133,879
Daiwa House REIT Investment Corp.	147	352,015
Daiwa Securities Group, Inc.	166,000	1,038,614
DeNA Company, Ltd. (A)	10,800	245,235
Denso Corp.	48,900	2,760,687
Dentsu, Inc. (A)	22,200	1,007,817
Disco Corp.	2,900	648,883
Don Quijote Holdings Company, Ltd.	12,200	584,048
East Japan Railway Company	34,000	3,294,412
Eisai Company, Ltd.	27,400	1,553,945
Electric Power Development
Company, Ltd.	15,000	417,425
FamilyMart UNY Holdings
Company, Ltd.	8,500	574,104
FANUC Corp.	19,900	4,977,068
Fast Retailing Company, Ltd.	5,400	2,103,362
Fuji Electric Company, Ltd.	57,000	404,170
FUJIFILM Holdings Corp.	42,300	1,732,930
Fujitsu, Ltd.	202,000	1,513,446
Fukuoka Financial Group, Inc.	79,000	411,005
Hakuhodo DY Holdings, Inc.	23,900	321,953
Hamamatsu Photonics KK	14,600	503,876
Hankyu Hanshin Holdings, Inc.	24,800	962,895
Hikari Tsushin, Inc.	2,200	317,933
Hino Motors, Ltd.	26,500	327,325
Hirose Electric Company, Ltd.	3,300	493,537
Hisamitsu Pharmaceutical Company, Inc.	6,300	355,277
Hitachi Chemical Company, Ltd.	10,700	283,042
Hitachi Construction Machinery
Company, Ltd.	11,000	366,285
Hitachi High-Technologies Corp.	7,100	295,969
Hitachi Metals, Ltd.	22,000	293,826
Hitachi, Ltd.	496,000	3,716,372
Honda Motor Company, Ltd.	176,600	5,895,915
Hoshizaki Corp.	5,600	533,808
Hoya Corp.	40,000	1,955,892
Hulic Company, Ltd.	30,600	336,309
Idemitsu Kosan Company, Ltd.	13,900	468,986
IHI Corp.	15,900	496,032
Iida Group Holdings Company, Ltd.	15,100	279,171
Inpex Corp.	97,600	1,110,068
Isetan Mitsukoshi Holdings, Ltd.	34,500	401,086
Isuzu Motors, Ltd.	56,600	900,579
ITOCHU Corp.	153,600	2,670,126
J Front Retailing Company, Ltd.	24,800	420,588
Japan Airlines Company, Ltd.	12,000	440,246
Japan Airport Terminal Company, Ltd.	4,800	179,939
Japan Exchange Group, Inc.	53,500	988,739
Japan Post Bank Company, Ltd.	41,600	530,072
Japan Post Holdings Company, Ltd.	161,600	1,863,142
Japan Prime Realty Investment Corp.	85	285,474
Japan Real Estate Investment Corp.	128	620,573
Japan Retail Fund Investment Corp.	274	485,216
Japan Tobacco, Inc.	112,900	3,739,053
JFE Holdings, Inc.	53,600	1,272,191
JGC Corp.	21,300	371,648
JSR Corp.	19,700	378,861
JTEKT Corp.	22,900	396,508
JXTG Holdings, Inc.	316,500	1,788,236
Kajima Corp.	92,000	968,804
Kakaku.com, Inc. (A)	14,300	226,870
Kamigumi Company, Ltd.	12,000	264,680
Kaneka Corp.	29,000	257,064
Kansai Paint Company, Ltd. (A)	21,000	551,677
Kao Corp.	50,800	3,368,050
Kawasaki Heavy Industries, Ltd.	15,400	513,871
KDDI Corp.	185,900	5,304,836
Keihan Holdings Company, Ltd.	9,900	293,965
Keikyu Corp.	24,100	466,616
Keio Corp.	11,900	526,501
Keisei Electric Railway Company, Ltd.	14,200	456,028
Keyence Corp.	10,000	5,818,882
Kikkoman Corp.	15,100	592,669
Kintetsu Group Holdings Company, Ltd.	18,600	730,017
Kirin Holdings Company, Ltd.	89,100	2,085,548
Kobe Steel, Ltd. (B)	31,800	301,977
Koito Manufacturing Company, Ltd.	11,600	806,155
Komatsu, Ltd.	94,800	2,971,476
Konami Holdings Corp.	9,600	508,518
Konica Minolta, Inc.	49,000	481,312
Kose Corp.	3,100	476,401
Kubota Corp.	108,300	2,061,536
Kuraray Company, Ltd.	36,400	703,153
Kurita Water Industries, Ltd.	10,100	317,599
Kyocera Corp.	32,900	2,325,006
Kyowa Hakko Kirin Company, Ltd.	26,600	506,219
Kyushu Electric Power Company, Inc.	43,800	500,935
Kyushu Financial Group, Inc.	35,700	212,185
Kyushu Railway Company	16,400	507,824
Lawson, Inc.	5,100	351,844
LINE Corp. (B)	4,500	193,155
Lion Corp.	23,000	430,380
LIXIL Group Corp.	27,300	720,752
M3, Inc.	21,600	715,192
Mabuchi Motor Company, Ltd.	5,000	268,547
Makita Corp.	23,000	953,566
Marubeni Corp.	169,400	1,130,794
Marui Group Company, Ltd.	20,400	361,879
Maruichi Steel Tube, Ltd.	5,800	164,066
Mazda Motor Corp.	58,400	788,959
McDonald’s Holdings Company
Japan, Ltd.	6,800	297,004
Mebuki Financial Group, Inc.	102,900	434,281
Medipal Holdings Corp.	17,600	342,561
MEIJI Holdings Company, Ltd.	12,500	1,087,157
MINEBEA MITSUMI, Inc.	39,400	785,809
Miraca Holdings, Inc.	5,900	257,119

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
MISUMI Group, Inc.	28,300	$829,579
Mitsubishi Chemical Holdings Corp.	146,900	1,597,374
Mitsubishi Corp.	155,000	3,898,354
Mitsubishi Electric Corp.	198,300	3,294,644
Mitsubishi Estate Company, Ltd.	128,500	2,300,184
Mitsubishi Gas Chemical Company, Inc.	18,600	522,204
Mitsubishi Heavy Industries, Ltd.	32,900	1,223,908
Mitsubishi Materials Corp.	11,500	387,207
Mitsubishi Motors Corp.	68,800	485,038
Mitsubishi Tanabe Pharma Corp.	23,000	497,284
Mitsubishi UFJ Financial Group, Inc.	1,236,000	8,810,362
Mitsubishi UFJ Lease & Finance
Company, Ltd.	46,000	263,566
Mitsui & Company, Ltd.	175,200	2,672,254
Mitsui Chemicals, Inc.	18,900	613,571
Mitsui Fudosan Company, Ltd.	91,600	2,077,312
Mitsui OSK Lines, Ltd.	11,800	382,300
Mixi, Inc.	4,500	209,610
Mizuho Financial Group, Inc.	2,475,100	4,502,292
MS&AD Insurance Group Holdings, Inc.	48,700	1,593,718
Murata Manufacturing Company, Ltd.	19,700	2,682,889
Nabtesco Corp.	11,600	456,159
Nagoya Railroad Company, Ltd. (A)	18,900	461,413
NEC Corp.	26,700	714,835
Nexon Company, Ltd. (B)	20,200	584,076
NGK Insulators, Ltd.	26,900	516,563
NGK Spark Plug Company, Ltd.	17,200	399,477
NH Foods, Ltd.	18,000	442,481
Nidec Corp.	24,500	3,346,978
Nikon Corp.	35,000	696,020
Nintendo Company, Ltd.	11,600	4,730,287
Nippon Building Fund, Inc.	138	689,891
Nippon Electric Glass Company, Ltd.	8,700	339,685
Nippon Express Company, Ltd.	8,200	522,547
Nippon Paint Holdings
Company, Ltd. (A)	15,700	482,592
Nippon Prologis REIT, Inc. (B)	189	405,239
Nippon Steel & Sumitomo Metal Corp.	78,000	1,905,528
Nippon Telegraph & Telephone Corp.	71,000	3,706,485
Nippon Yusen KK (B)	16,600	390,061
Nissan Chemical Industries, Ltd.	12,500	501,639
Nissan Motor Company, Ltd.	238,200	2,316,343
Nisshin Seifun Group, Inc.	20,300	397,485
Nissin Foods Holdings
Company, Ltd. (A)	6,000	434,347
Nitori Holdings Company, Ltd.	8,200	1,339,394
Nitto Denko Corp.	16,900	1,673,906
NOK Corp.	9,800	239,860
Nomura Holdings, Inc.	372,700	2,253,562
Nomura Real Estate Holdings, Inc.	12,800	296,738
Nomura Real Estate Master Fund, Inc.	386	485,937
Nomura Research Institute, Ltd.	13,500	613,386
NSK, Ltd.	39,600	604,107
NTT Data Corp.	64,800	764,455
NTT DOCOMO, Inc.	140,100	3,617,668
Obayashi Corp.	66,600	864,610
Obic Company, Ltd.	6,600	458,613
Odakyu Electric Railway Company, Ltd.	30,300	644,993
Oji Holdings Corp.	88,000	538,255
Olympus Corp.	29,900	1,232,182
Omron Corp.	19,800	1,173,521
Ono Pharmaceutical Company, Ltd.	42,300	965,755
Oracle Corp. Japan	3,900	347,628
Oriental Land Company, Ltd.	22,400	1,997,803
ORIX Corp.	135,900	2,354,348
Osaka Gas Company, Ltd.	38,500	741,048
Otsuka Corp.	5,400	404,146
Otsuka Holdings Company, Ltd.	40,100	1,778,105
Panasonic Corp.	226,600	3,391,243
Park24 Company, Ltd. (A)	11,300	278,114
Pola Orbis Holdings, Inc.	9,400	343,569
Rakuten, Inc.	95,600	981,051
Recruit Holdings Company, Ltd.	113,100	2,664,928
Renesas Electronics Corp. (B)	51,300	631,818
Resona Holdings, Inc.	226,600	1,206,557
Ricoh Company, Ltd.	72,600	646,661
Rinnai Corp.	3,500	314,551
Rohm Company, Ltd.	9,700	999,689
Ryohin Keikaku Company, Ltd.	2,400	748,547
Sankyo Company, Ltd.	4,600	148,592
Santen Pharmaceutical Company, Ltd.	37,500	571,598
SBI Holdings, Inc.	20,700	370,620
Secom Company, Ltd.	21,500	1,610,401
Sega Sammy Holdings, Inc.	17,800	215,509
Seibu Holdings, Inc.	19,300	349,695
Seiko Epson Corp.	28,700	698,927
Sekisui Chemical Company, Ltd.	41,100	797,572
Sekisui House, Ltd.	60,300	1,128,746
Seven & i Holdings Company, Ltd.	77,300	3,199,848
Seven Bank, Ltd. (A)	61,100	205,765
Sharp Corp. (A)(B)	15,300	485,630
Shimadzu Corp.	25,800	617,714
Shimamura Company, Ltd.	2,300	277,348
Shimano, Inc.	7,600	1,051,464
Shimizu Corp.	56,600	631,004
Shin-Etsu Chemical Company, Ltd.	39,900	4,204,280
Shinsei Bank, Ltd.	16,900	271,635
Shionogi & Company, Ltd.	30,400	1,694,412
Shiseido Company, Ltd.	39,000	1,906,626
Showa Shell Sekiyu KK	19,300	247,489
SMC Corp.	5,900	2,402,872
SoftBank Group Corp.	84,700	7,190,131
Sohgo Security Services Company, Ltd.	7,300	406,177
Sompo Holdings, Inc.	36,200	1,467,923
Sony Corp.	129,700	6,070,578
Sony Financial Holdings, Inc.	17,900	304,437
Stanley Electric Company, Ltd.	14,500	582,449
Start Today Company, Ltd.	19,900	608,893
Subaru Corp.	63,200	2,082,656
Sumitomo Chemical Company, Ltd.	161,000	1,129,098
Sumitomo Corp.	121,900	1,901,432
Sumitomo Dainippon Pharma
Company, Ltd.	16,300	237,002
Sumitomo Electric Industries, Ltd.	77,400	1,357,587
Sumitomo Heavy Industries, Ltd.	12,000	493,751
Sumitomo Metal Mining Company, Ltd.	25,400	992,955
Sumitomo Mitsui Financial Group, Inc.	137,900	5,622,371
Sumitomo Mitsui Trust Holdings, Inc.	34,100	1,268,488
Sumitomo Realty & Development
Company, Ltd.	37,000	1,222,564
Sumitomo Rubber Industries, Ltd.	18,900	345,849
Sundrug Company, Ltd.	7,600	350,439
Suntory Beverage & Food, Ltd.	14,300	618,904
Suruga Bank, Ltd.	17,900	386,366
Suzuken Company, Ltd.	7,400	293,247
Suzuki Motor Corp.	35,300	1,910,666
Sysmex Corp.	16,100	1,224,880
T&D Holdings, Inc.	56,000	926,655

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Taiheiyo Cement Corp.	12,400	$511,518
Taisei Corp.	21,200	1,116,615
Taisho Pharmaceutical Holdings
Company, Ltd.	3,200	254,325
Taiyo Nippon Sanso Corp.	13,300	183,513
Takashimaya Company, Ltd.	31,000	306,424
Takeda Pharmaceutical Company, Ltd.	73,000	4,027,124
TDK Corp.	13,300	1,096,951
Teijin, Ltd.	19,200	415,613
Terumo Corp.	33,100	1,587,257
The Bank of Kyoto, Ltd.	6,200	317,278
The Chiba Bank, Ltd.	72,000	554,367
The Chugoku Bank, Ltd.	16,400	214,790
The Chugoku Electric Power
Company, Inc. (A)	28,600	316,093
The Hachijuni Bank, Ltd.	42,000	240,975
The Hiroshima Bank, Ltd. (A)	25,700	203,387
The Kansai Electric Power
Company, Inc.	72,300	958,131
The Shizuoka Bank, Ltd.	53,000	524,279
The Yokohama Rubber Company, Ltd.	12,200	274,936
THK Company, Ltd.	12,400	458,640
Tobu Railway Company, Ltd.	19,900	635,027
Toho Company, Ltd.	11,600	392,404
Toho Gas Company, Ltd.	7,700	219,201
Tohoku Electric Power Company, Inc.	46,500	615,119
Tokio Marine Holdings, Inc.	69,600	3,087,129
Tokyo Electric Power Company
Holdings, Inc. (B)	148,400	598,057
Tokyo Electron, Ltd.	16,100	2,995,388
Tokyo Gas Company, Ltd.	40,200	946,178
Tokyo Tatemono Company, Ltd.	21,200	294,831
Tokyu Corp.	54,500	871,777
Tokyu Fudosan Holdings Corp.	52,600	381,012
Toppan Printing Company, Ltd.	54,000	504,279
Toray Industries, Inc.	150,700	1,421,528
Toshiba Corp. (A)(B)	413,000	1,018,028
Tosoh Corp.	30,000	667,050
TOTO, Ltd.	14,500	809,286
Toyo Seikan Group Holdings, Ltd.	16,800	278,201
Toyo Suisan Kaisha, Ltd.	9,100	388,034
Toyoda Gosei Company, Ltd.	6,700	168,019
Toyota Industries Corp.	16,700	1,042,938
Toyota Motor Corp.	267,900	16,916,694
Toyota Tsusho Corp.	21,800	824,479
Trend Micro, Inc.	12,200	692,522
Tsuruha Holdings, Inc.	3,800	525,200
Unicharm Corp.	41,400	1,087,182
United Urban Investment Corp.	314	444,465
USS Company, Ltd.	22,500	476,151
West Japan Railway Company	16,900	1,244,168
Yahoo Japan Corp.	146,100	670,777
Yakult Honsha Company, Ltd.	9,000	701,832
Yamada Denki Company, Ltd. (A)	64,500	350,918
Yamaguchi Financial Group, Inc.	20,000	239,770
Yamaha Corp.	17,200	633,968
Yamaha Motor Company, Ltd.	28,700	902,672
Yamato Holdings Company, Ltd.	35,900	731,498
Yamazaki Baking Company, Ltd.	13,600	262,695
Yaskawa Electric Corp.	26,000	1,159,196
Yokogawa Electric Corp.	23,400	433,939
		368,072,330
Jersey, Channel Islands - 0.0%
Randgold Resources, Ltd.	7,907	725,243
Jordan - 0.0%
Hikma Pharmaceuticals PLC (A)	12,420	173,085
Luxembourg - 0.2%
ArcelorMittal (B)	75,056	2,259,603
Eurofins Scientific SE	1,232	746,006
Millicom International Cellular SA	6,262	410,069
RTL Group SA	4,456	355,745
SES SA	40,983	676,529
Tenaris SA (A)	44,694	651,353
		5,099,305
Macau - 0.1%
MGM China Holdings, Ltd. (A)	98,000	251,385
Sands China, Ltd.	249,600	1,219,405
Wynn Macau, Ltd.	160,800	462,861
		1,933,651
Malaysia - 0.5%
AirAsia BHD	144,500	111,013
Alliance Financial Group BHD	93,100	83,929
AMMB Holdings BHD	155,200	157,645
Astro Malaysia Holdings BHD	155,300	107,731
Axiata Group BHD	256,600	334,995
British American Tobacco
Malaysia BHD	13,700	125,219
CIMB Group Holdings BHD	429,400	635,289
Dialog Group BHD	284,600	167,698
DiGi.Com BHD	285,200	323,844
Felda Global Ventures Holdings BHD	133,200	59,353
Gamuda BHD	153,300	183,492
Genting BHD	218,100	470,204
Genting Malaysia BHD	289,400	360,704
Genting Plantations BHD	19,100	48,972
HAP Seng Consolidated BHD	56,000	132,257
Hartalega Holdings BHD	63,300	148,301
Hong Leong Bank BHD	57,100	211,750
Hong Leong Financial Group BHD	21,900	85,989
IHH Healthcare BHD	191,400	264,244
IJM Corp. BHD	259,900	196,352
IOI Corp. BHD	215,700	235,544
IOI Properties Group BHD	155,500	71,832
Kuala Lumpur Kepong BHD	47,200	281,456
Malayan Banking BHD	340,900	771,532
Malaysia Airports Holdings BHD	78,300	158,299
Maxis BHD	170,400	247,015
MISC BHD	129,900	224,705
Petronas Chemicals Group BHD	229,100	414,485
Petronas Dagangan BHD	17,800	105,441
Petronas Gas BHD	65,800	255,427
PPB Group BHD	43,900	179,148
Public Bank BHD	271,800	1,321,792
RHB Bank BHD	78,900	94,456
Sapura Energy BHD	369,600	113,260
Sime Darby BHD	225,000	129,397
Sime Darby Plantation BHD (B)	225,000	275,645
Sime Darby Property BHD (B)	225,000	66,023
Telekom Malaysia BHD	96,900	142,856
Tenaga Nasional BHD	322,300	1,219,602
UMW Holdings BHD (B)	37,500	48,295
Westports Holdings BHD	91,500	76,912
YTL Corp. BHD	409,978	117,500
YTL Power International BHD	165,086	46,417
		10,806,020

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Malta - 0.0%
Brait SE (B)	8,095	$27,452
Mexico - 0.7%
Alfa SAB de CV, Class A	266,800	296,363
America Movil SAB de CV, Series L (A)	2,800,200	2,398,220
Arca Continental SAB de CV (A)	36,500	249,847
Cemex SAB de CV (A)(B)	1,239,548	946,532
Coca-Cola Femsa SAB de CV,
Series L (A)	43,600	299,430
El Puerto de Liverpool SAB de CV,
Series C1 (A)	17,100	115,593
Fibra Uno Administracion SA de CV (A)	250,100	391,084
Fomento Economico Mexicano SAB
de CV	164,200	1,479,594
Fresnillo PLC	18,658	326,004
Gentera SAB de CV (A)	75,200	68,642
Gruma SAB de CV, Class B	17,570	217,655
Grupo Aeroportuario del Pacifico SAB
de CV, B Shares	28,700	286,012
Grupo Aeroportuario del Sureste SAB de
CV, B Shares	17,815	318,440
Grupo Bimbo SAB de CV, Series A (A)	141,500	331,138
Grupo Carso SAB de CV, Series A1 (A)	39,400	125,377
Grupo Financiero Banorte SAB de CV,
Series O	211,000	1,239,268
Grupo Financiero Inbursa SAB de CV,
Series O (A)	196,700	346,848
Grupo Financiero Santander Mexico
SAB de CV, Class B	149,900	243,570
Grupo Lala SAB de CV (A)	46,700	70,544
Grupo Mexico SAB de CV, Series B (A)	314,400	983,599
Grupo Televisa SAB	202,800	760,807
Industrias Penoles SAB de CV	11,865	248,880
Infraestructura Energetica Nova SAB
de CV	44,200	241,669
Kimberly-Clark de Mexico SAB de CV,
Class A (A)	122,500	219,558
Mexichem SAB de CV	88,435	230,114
Promotora y Operadora de
Infraestructura SAB de CV	18,940	191,584
Wal-Mart de Mexico SAB de CV (A)	442,300	1,044,328
		13,670,700
Netherlands - 2.1%
ABN AMRO Group NV (C)	19,002	563,208
Aegon NV	79,213	492,055
Akzo Nobel NV (A)	11,328	1,022,501
Altice NV, Class A (A)(B)	21,465	169,191
Altice NV, Class B (B)	4,059	31,934
ASML Holding NV	16,770	2,942,827
Boskalis Westminster	4,090	151,059
EXOR NV	10,565	639,871
Gemalto NV	3,656	138,715
Heineken Holding NV	5,176	498,333
Heineken NV	11,644	1,185,247
ING Groep NV	174,509	3,153,414
Koninklijke Ahold Delhaize NV	57,558	1,231,494
Koninklijke DSM NV	8,150	762,287
Koninklijke KPN NV	153,461	562,593
Koninklijke Philips NV	41,761	1,619,142
Koninklijke Vopak NV	3,158	133,255
NN Group NV	14,097	618,046
NXP Semiconductors NV (B)	15,500	1,757,560
QIAGEN NV (B)	25,402	805,128
Randstad Holding NV	5,351	329,136
Royal Dutch Shell PLC, A Shares	388,151	12,411,864
Royal Dutch Shell PLC, B Shares	325,756	10,554,668
Wolters Kluwer NV	13,562	702,221
		42,475,749
New Zealand - 0.1%
Auckland International Airport, Ltd. (A)	93,842	410,068
Contact Energy, Ltd.	69,054	255,634
Fletcher Building, Ltd. (A)	66,749	317,778
Mercury NZ, Ltd.	67,205	151,075
Meridian Energy, Ltd.	131,260	260,895
Ryman Healthcare, Ltd. (A)	40,438	290,331
Spark New Zealand, Ltd.	179,040	444,205
		2,129,986
Norway - 0.8%
DNB ASA	162,420	2,958,536
Gjensidige Forsikring ASA	35,702	647,764
Marine Harvest ASA (A)(B)	69,193	1,220,408
Norsk Hydro ASA	223,093	1,517,373
Orkla ASA	134,904	1,353,235
Schibsted ASA, B Shares	14,783	366,773
Schibsted ASA, Class A (A)	12,540	337,764
Statoil ASA	189,638	3,813,478
Telenor ASA (A)	124,978	2,806,504
Yara International ASA	29,541	1,313,014
		16,334,849
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR	12,700	177,673
Credicorp, Ltd.	4,853	1,024,129
Southern Copper Corp.	6,000	252,300
		1,454,102
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	160,550	223,399
Aboitiz Power Corp.	116,500	91,148
Alliance Global Group, Inc. (B)	361,000	112,371
Ayala Corp.	19,900	405,878
Ayala Land, Inc.	601,500	512,592
Bank of the Philippine Islands	57,360	117,269
BDO Unibank, Inc.	154,610	448,419
DMCI Holdings, Inc.	332,800	99,397
Globe Telecom, Inc.	2,775	101,164
GT Capital Holdings, Inc.	6,480	148,460
International Container Terminal
Services, Inc.	43,770	92,939
JG Summit Holdings, Inc.	228,060	313,172
Jollibee Foods Corp.	35,830	173,786
Megaworld Corp.	1,006,000	106,934
Metro Pacific Investments Corp.	1,159,300	154,682
Metropolitan Bank & Trust Company	52,260	99,747
PLDT, Inc.	7,335	215,603
Robinsons Land Corp.	137,300	62,299
Security Bank Corp.	16,730	83,344
SM Investments Corp.	19,270	371,394
SM Prime Holdings, Inc.	707,800	510,742
Universal Robina Corp.	73,620	194,663
		4,639,402
Poland - 0.1%
Alior Bank SA (B)	3,897	79,498
Bank Handlowy w Warszawie SA	1,088	22,506
Bank Millennium SA (B)	25,595	59,304
Bank Pekao SA	6,719	243,883
Bank Zachodni WBK SA	1,491	156,549

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Poland (continued)
CCC SA	1,258	$85,588
Cyfrowy Polsat SA	9,367	66,186
Eurocash SA	3,046	23,725
Grupa Azoty SA	1,894	38,244
Grupa Lotos SA	3,850	61,399
Jastrzebska Spolka Weglowa SA (B)	2,285	57,975
KGHM Polska Miedz SA	6,111	184,532
LPP SA	57	132,198
mBank SA (B)	609	81,166
Orange Polska SA (B)	25,924	40,066
PGE Polska Grupa Energetyczna SA (B)	37,073	125,331
Polski Koncern Naftowy ORLEN SA	13,125	412,565
Polskie Gornictwo Naftowe i
Gazownictwo SA	73,420	125,561
Powszechna Kasa Oszczednosci Bank
Polski SA (B)	40,746	487,674
Powszechny Zaklad Ubezpieczen SA	28,651	361,003
Synthos SA	21,561	29,059
Tauron Polska Energia SA (B)	46,627	40,964
		2,914,976
Portugal - 0.1%
EDP - Energias de Portugal SA (A)	242,706	850,710
Galp Energia SGPS SA	50,853	960,273
Jeronimo Martins SGPS SA	25,871	508,162
		2,319,145
Romania - 0.1%
NEPI Rockcastle PLC	183,403	2,848,569
Singapore - 1.5%
Ascendas Real Estate Investment Trust	396,900	778,451
CapitaLand Commercial Trust	388,500	545,110
CapitaLand Mall Trust	393,100	598,284
CapitaLand, Ltd.	415,100	1,091,879
City Developments, Ltd.	66,900	603,387
ComfortDelGro Corp., Ltd.	348,500	518,599
DBS Group Holdings, Ltd.	287,800	5,241,657
Genting Singapore PLC	980,700	970,616
Global Logistic Properties, Ltd.	431,700	1,073,110
Golden Agri-Resources, Ltd.	1,165,500	320,422
Hutchison Port Holdings Trust	841,200	358,485
Jardine Cycle & Carriage, Ltd.	16,000	474,172
Keppel Corp., Ltd.	234,800	1,335,420
Oversea-Chinese Banking Corp., Ltd.	507,000	4,692,666
SATS, Ltd.	104,600	410,870
Sembcorp Industries, Ltd.	160,600	364,401
Singapore Airlines, Ltd.	85,100	678,963
Singapore Exchange, Ltd.	128,100	714,143
Singapore Press Holdings, Ltd. (A)	255,800	524,436
Singapore Technologies
Engineering, Ltd.	249,800	606,222
Singapore Telecommunications, Ltd.
(Singapore Stock Exchange)	1,313,060	3,637,205
StarHub, Ltd.	90,900	192,353
Suntec Real Estate Investment Trust	397,300	602,711
United Overseas Bank, Ltd.	211,800	4,125,178
UOL Group, Ltd.	79,600	526,662
Wilmar International, Ltd.	261,900	608,322
		31,593,724
South Africa - 0.5%
Anglo American Platinum, Ltd. (B)	1,111	29,583
AngloGold Ashanti, Ltd.	8,777	92,577
Aspen Pharmacare Holdings, Ltd.	9,109	203,179
Barclays Africa Group, Ltd.	15,635	178,860
Bid Corp., Ltd.	7,778	167,320
Capitec Bank Holdings, Ltd.	874	62,737
Coronation Fund Managers, Ltd.	4,986	26,425
Discovery, Ltd.	10,844	130,203
Exxaro Resources, Ltd.	4,828	51,854
FirstRand, Ltd.	79,430	325,940
Fortress REIT, Ltd., Class A	18,326	22,992
Fortress REIT, Ltd., Class B	17,501	53,752
Gold Fields, Ltd.	17,142	73,103
Growthpoint Properties, Ltd.	46,774	85,323
Hyprop Investments, Ltd.	5,429	42,594
Impala Platinum Holdings, Ltd. (B)	13,782	39,286
Imperial Holdings, Ltd.	3,650	60,702
Investec PLC	56,624	396,435
Investec, Ltd.	5,479	38,044
Liberty Holdings, Ltd.	5,770	48,849
Life Healthcare Group Holdings, Ltd.	28,729	54,989
Massmart Holdings, Ltd.	2,471	20,141
Mediclinic International PLC	31,116	237,920
MMI Holdings, Ltd.	37,290	54,754
Mondi PLC	31,574	754,399
Mondi, Ltd.	2,523	59,779
Mr. Price Group, Ltd.	5,629	85,565
MTN Group, Ltd.	39,516	373,069
Naspers, Ltd., N Shares	10,248	2,750,390
Nedbank Group, Ltd.	5,067	85,192
Netcare, Ltd.	22,468	36,844
Pick n Pay Stores, Ltd.	7,529	34,894
Pioneer Foods Group, Ltd.	2,891	27,662
PSG Group, Ltd.	2,108	44,623
Rand Merchant Investment
Holdings, Ltd.	26,296	81,367
Redefine Properties, Ltd.	112,035	82,674
Remgro, Ltd.	12,121	189,571
Resilient REIT, Ltd.	6,297	67,238
RMB Holdings, Ltd.	16,681	81,173
Sanlam, Ltd.	38,900	222,080
Sappi, Ltd.	12,105	85,932
Sasol, Ltd.	13,004	408,413
Shoprite Holdings, Ltd.	10,455	173,631
Sibanye Gold, Ltd.	36,191	49,955
Standard Bank Group, Ltd.	30,415	383,566
Steinhoff International Holdings NV	70,278	288,494
Telkom SA SOC, Ltd.	6,460	23,404
The Bidvest Group, Ltd.	7,572	105,998
The Foschini Group, Ltd.	5,195	59,859
The SPAR Group, Ltd.	3,864	53,441
Tiger Brands, Ltd.	3,690	112,224
Truworths International, Ltd.	10,324	60,014
Vodacom Group, Ltd.	13,313	140,773
Woolworths Holdings, Ltd.	22,610	95,503
		9,515,289
South Korea - 3.4%
Amorepacific Corp.	2,903	825,788
AMOREPACIFIC Group	2,563	347,851
BGF retail Company, Ltd. (D)	2,375	172,628
BNK Financial Group, Inc.	24,561	214,905
Celltrion, Inc. (A)(B)	7,225	1,330,690
Cheil Worldwide, Inc.	6,565	121,519
CJ CheilJedang Corp.	740	272,847
CJ Corp.	1,362	245,894
CJ E&M Corp.	1,818	143,941
CJ Logistics Corp. (B)	736	103,213

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Coway Company, Ltd.	4,745	$418,528
Daelim Industrial Company, Ltd.	2,650	201,801
Daewoo Engineering & Construction
Company, Ltd. (B)	12,508	64,642
DB Insurance Company, Ltd.	4,960	313,218
DGB Financial Group, Inc.	15,970	146,778
Dongsuh Companies, Inc.	3,364	92,507
Doosan Bobcat, Inc.	3,500	115,063
Doosan Heavy Industries & Construction
Company, Ltd.	5,167	78,079
E-MART, Inc.	1,868	471,817
GS Engineering & Construction
Corp. (B)	4,748	119,505
GS Holdings Corp.	4,440	250,409
GS Retail Company, Ltd.	2,579	93,699
Hana Financial Group, Inc.	26,896	1,173,893
Hankook Tire Company, Ltd.	6,505	321,624
Hanmi Pharm Company, Ltd. (B)	577	303,149
Hanmi Science Company, Ltd. (B)	1,189	125,329
Hanon Systems	17,320	211,101
Hanssem Company, Ltd.	971	164,262
Hanwha Life Insurance Company, Ltd.	19,678	135,386
Hanwha Techwin Company, Ltd. (B)	3,100	100,784
Hotel Shilla Company, Ltd.	2,939	229,286
Hyosung Corp.	1,860	232,215
Hyundai Department Store
Company, Ltd.	1,345	121,103
Hyundai Development Co-Engineering &
Construction	5,694	217,791
Hyundai Engineering & Construction
Company, Ltd.	7,406	239,326
Hyundai Glovis Company, Ltd.	1,766	237,924
Hyundai Heavy Industries
Company, Ltd. (B)	2,797	382,933
Hyundai Marine & Fire Insurance
Company, Ltd.	6,457	258,701
Hyundai Mobis Company, Ltd.	6,162	1,552,981
Hyundai Motor Company	13,890	2,108,096
Hyundai Robotics Company, Ltd. (B)	869	319,163
Hyundai Steel Company	7,158	396,110
Hyundai Wia Corp. (A)	1,551	96,595
Industrial Bank of Korea	22,364	326,803
Kakao Corp. (A)	3,072	387,675
Kangwon Land, Inc.	10,360	353,984
KB Financial Group, Inc.	36,008	1,988,224
KCC Corp.	557	197,895
KEPCO Plant Service & Engineering
Company, Ltd.	2,130	73,998
Kia Motors Corp.	23,843	738,501
Korea Aerospace Industries, Ltd.	6,419	296,009
Korea Electric Power Corp.	23,366	808,882
Korea Gas Corp. (B)	2,676	108,986
Korea Investment Holdings
Company, Ltd.	3,782	238,427
Korea Zinc Company, Ltd.	773	346,512
Korean Air Lines Company, Ltd. (B)	4,580	132,592
KT&G Corp.	10,552	1,186,824
Kumho Petrochemical Company, Ltd.	1,756	144,825
LG Chem, Ltd.	4,145	1,596,792
LG Corp.	8,662	726,843
LG Display Company, Ltd.	21,069	602,003
LG Electronics, Inc.	9,673	804,893
LG Household & Health Care, Ltd.	847	913,347
LG Innotek Company, Ltd. (A)	1,358	203,022
Lotte Chemical Corp.	1,402	463,196
Lotte Corp.	2,654	150,304
Lotte Shopping Company, Ltd.	1,040	200,514
Medy-Tox, Inc. (A)	409	175,771
Mirae Asset Daewoo Company, Ltd.	32,780	312,253
NAVER Corp.	2,533	1,871,808
NCSoft Corp.	1,592	641,713
Netmarble Games Corp. (B)(C)	1,628	253,242
NH Investment & Securities
Company, Ltd.	13,631	172,232
OCI Company, Ltd.	1,610	180,652
Orion Corp. (B)	2,246	236,635
Ottogi Corp.	116	84,573
Pan Ocean Company, Ltd. (B)	21,492	109,060
POSCO	6,730	2,067,155
Posco Daewoo Corp.	3,560	60,984
S-1 Corp.	1,539	141,697
Samsung Biologics
Company, Ltd. (B)(C)	1,499	474,767
Samsung C&T Corp.	6,887	840,448
Samsung Card Company, Ltd.	2,678	94,191
Samsung Electro-Mechanics
Company, Ltd.	5,065	469,313
Samsung Electronics Company, Ltd.	8,848	20,823,439
Samsung Fire & Marine
Insurance Company, Ltd.	2,894	693,750
Samsung Heavy Industries
Company, Ltd. (B)	22,566	249,547
Samsung Life Insurance Company, Ltd.	6,575	776,326
Samsung SDI Company, Ltd.	4,996	979,077
Samsung SDS Company, Ltd.	3,153	549,120
Samsung Securities Company, Ltd.	6,484	218,306
Shinhan Financial Group Company, Ltd.	38,618	1,722,985
Shinsegae, Inc.	699	184,594
SK Holdings Company, Ltd.	2,879	775,425
SK Hynix, Inc.	52,697	3,755,898
SK Innovation Company, Ltd.	5,864	1,118,806
SK Networks Company, Ltd.	12,723	75,730
SK Telecom Company, Ltd.	1,830	445,607
S-Oil Corp.	4,061	447,684
Woori Bank	33,588	499,754
Yuhan Corp.	776	157,350
		69,724,017
Spain - 0.9%
Abertis Infraestructuras SA	26,483	590,856
ACS Actividades de Construccion y
Servicios SA	9,203	355,627
Aena SME SA (C)	2,579	512,764
Amadeus IT Group SA	16,763	1,208,829
Banco Bilbao Vizcaya Argentaria SA	254,718	2,183,734
Banco de Sabadell SA	203,814	411,126
Banco Santander SA	617,076	4,156,301
Bankia SA	38,497	185,060
Bankinter SA	25,753	248,602
CaixaBank SA	137,097	651,477
Distribuidora Internacional de
Alimentacion SA	23,778	111,891
Enagas SA	8,664	254,265
Endesa SA	12,134	270,567
Ferrovial SA	18,899	416,341
Gas Natural SDG SA	13,379	299,270
Grifols SA	11,395	332,298
Iberdrola SA	219,100	1,740,406

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Industria de Diseno Textil SA	41,670	$1,473,993
Mapfre SA	41,174	138,508
Red Electrica Corp. SA	16,536	373,523
Repsol SA	47,076	863,378
Siemens Gamesa Renewable Energy SA	9,107	113,979
Telefonica SA	173,203	1,775,861
		18,668,656
Sweden - 1.8%
Alfa Laval AB	27,537	651,686
Assa Abloy AB, B Shares	94,125	1,910,457
Atlas Copco AB, A Shares	62,981	2,707,576
Atlas Copco AB, B Shares	36,967	1,422,371
Boliden AB	25,607	810,598
Electrolux AB, Series B	22,652	752,337
Essity AB, Class B (B)	56,910	1,654,667
Getinge AB, B Shares	21,473	386,825
Hennes & Mauritz AB, B Shares	89,201	2,099,327
Hexagon AB, B Shares (A)	24,233	1,191,642
Husqvarna AB, B Shares	39,181	357,656
ICA Gruppen AB (A)	7,454	269,820
Industrivarden AB, C Shares	15,974	389,541
Investor AB, B Shares	43,047	2,012,679
Kinnevik AB, B Shares	22,184	712,014
L E Lundbergforetagen AB, B Shares	3,558	261,116
Lundin Petroleum AB (B)	16,844	387,957
Nordea Bank AB	285,249	3,344,945
Sandvik AB	106,299	1,827,421
Securitas AB, B Shares	29,219	513,487
Skandinaviska Enskilda Banken AB,
Series A	142,132	1,689,229
Skanska AB, B Shares	31,742	697,223
SKF AB, B Shares	35,346	800,263
Svenska Handelsbanken AB, A Shares	142,644	1,951,452
Swedbank AB, A Shares	84,822	2,028,494
Swedish Match AB	16,757	634,006
Tele2 AB, B Shares	34,099	436,166
Telefonaktiebolaget LM Ericsson,
B Shares	288,388	1,815,613
Telia Company AB	243,770	1,070,470
Volvo AB, B Shares	146,508	2,792,456
		37,579,494
Switzerland - 4.9%
ABB, Ltd.	156,883	4,027,917
Adecco Group AG	12,817	970,289
Baloise Holding AG	4,381	675,700
Barry Callebaut AG (B)	165	307,158
Chocoladefabriken Lindt &
Spruengli AG	79	467,001
Chocoladefabriken Lindt & Spruengli
AG (Swiss Stock Exchange)	8	560,976
Cie Financiere Richemont SA	40,928	3,527,342
Coca-Cola HBC AG (B)	15,800	506,352
Credit Suisse Group AG (B)	191,678	3,252,714
Dufry AG (B)	2,739	394,191
EMS-Chemie Holding AG	610	407,192
Ferguson PLC	21,994	1,585,961
Geberit AG	2,851	1,241,117
Givaudan SA	720	1,639,080
Glencore PLC (B)	1,064,231	4,895,798
Julius Baer Group, Ltd. (B)	17,655	1,038,221
Kuehne + Nagel International AG	4,173	733,611
LafargeHolcim, Ltd. (B)	36,020	1,976,034
Lonza Group AG (B)	5,887	1,543,317
Nestle SA	244,747	20,938,001
Novartis AG	175,001	15,014,497
Pargesa Holding SA	2,936	252,507
Partners Group Holding AG	1,334	918,718
Roche Holding AG	55,262	13,965,542
Schindler Holding AG	1,523	339,347
Schindler Holding AG,
Participation Certificates	3,171	718,163
SGS SA	424	1,050,002
Sika AG	168	1,299,912
Sonova Holding AG	4,048	645,177
STMicroelectronics NV	71,838	1,625,806
Straumann Holding AG	749	558,360
Swiss Life Holding AG (B)	2,799	941,370
Swiss Prime Site AG (B)	5,224	450,575
Swiss Re AG	26,416	2,480,215
Swisscom AG (A)	1,994	1,053,431
The Swatch Group AG	4,481	317,457
The Swatch Group AG, BR Shares	2,416	882,888
UBS Group AG (B)	287,451	4,972,429
Vifor Pharma AG (A)	3,815	481,321
Zurich Insurance Group AG	12,212	3,696,101
		102,351,790
Taiwan - 2.9%
Acer, Inc. (B)	295,000	202,283
Advanced Semiconductor
Engineering, Inc.	667,000	866,444
Advantech Company, Ltd.	34,699	231,936
Asia Cement Corp.	237,000	220,550
Asia Pacific Telecom Company, Ltd. (B)	212,000	71,113
Asustek Computer, Inc.	71,000	655,020
AU Optronics Corp.	881,000	374,165
Catcher Technology Company, Ltd.	67,000	726,558
Cathay Financial Holding Company, Ltd.	874,000	1,514,668
Chailease Holding Company, Ltd.	125,000	363,989
Chang Hwa Commercial Bank, Ltd.	437,350	237,447
Cheng Shin Rubber Industry
Company, Ltd.	196,000	336,370
Chicony Electronics Company, Ltd.	54,220	144,457
China Airlines, Ltd. (B)	265,000	102,210
China Development Financial
Holding Corp.	1,372,000	431,680
China Life Insurance Company, Ltd.	305,500	288,956
China Steel Corp.	1,262,000	1,033,063
Chunghwa Telecom Company, Ltd.	381,000	1,317,440
Compal Electronics, Inc.	425,000	295,038
CTBC Financial Holding Company, Ltd.	1,774,000	1,187,480
Delta Electronics, Inc.	198,000	906,132
E.Sun Financial Holding Company, Ltd.	897,933	556,948
Eclat Textile Company, Ltd.	18,340	165,489
Eva Airways Corp.	210,750	106,451
Evergreen Marine Corp Taiwan, Ltd. (B)	179,000	101,085
Far Eastern New Century Corp.	324,000	276,775
Far EasTone Telecommunications
Company, Ltd.	152,000	362,384
Feng TAY Enterprise Company, Ltd.	34,000	142,585
First Financial Holding Company, Ltd.	903,880	581,511
Formosa Chemicals & Fibre Corp.	300,000	912,958
Formosa Petrochemical Corp.	132,000	468,464
Formosa Plastics Corp.	423,000	1,281,719
Formosa Taffeta Company, Ltd.	76,000	76,358
Foxconn Technology Company, Ltd.	93,000	259,855
Fubon Financial Holding Company, Ltd.	681,000	1,118,293

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
General Interface Solution Holding, Ltd.	19,000	$151,500
Giant Manufacturing Company, Ltd.	30,000	150,370
Globalwafers Company, Ltd.	22,000	298,692
Highwealth Construction Corp.	82,000	109,424
Hiwin Technologies Corp.	21,420	237,633
Hon Hai Precision Industry
Company, Ltd.	1,588,000	5,330,751
Hotai Motor Company, Ltd.	28,000	324,843
HTC Corp. (B)	66,000	149,012
Hua Nan Financial Holdings
Company, Ltd.	688,100	377,906
Innolux Corp.	926,000	407,163
Inventec Corp.	253,000	190,812
Largan Precision Company, Ltd.	10,000	1,727,323
Lite-On Technology Corp.	213,000	263,339
MediaTek, Inc.	153,000	1,676,656
Mega Financial Holding Company, Ltd.	1,094,000	866,199
Merida Industry Company, Ltd.	21,000	87,290
Micro-Star International Company, Ltd.	69,000	169,383
Nan Ya Plastics Corp.	489,000	1,234,488
Nanya Technology Corp.	69,000	180,191
Nien Made Enterprise Company, Ltd.	15,000	137,692
Novatek Microelectronics Corp.	58,000	222,040
Pegatron Corp.	197,000	451,699
Phison Electronics Corp.	15,000	152,772
Pou Chen Corp.	223,000	268,470
Powertech Technology, Inc.	71,000	216,639
President Chain Store Corp.	58,000	550,923
Quanta Computer, Inc.	274,000	563,350
Realtek Semiconductor Corp. (B)	46,000	171,737
Ruentex Development
Company, Ltd. (B)	92,600	96,571
Ruentex Industries, Ltd. (B)	57,000	95,197
Shin Kong Financial Holding
Company, Ltd.	923,000	317,094
Siliconware Precision Industries
Company, Ltd.	193,000	322,176
SinoPac Financial Holdings
Company, Ltd.	1,059,805	330,000
Standard Foods Corp.	59,600	149,301
Synnex Technology International Corp.	143,000	193,952
TaiMed Biologics, Inc. (B)	18,000	110,665
Taishin Financial Holding Company, Ltd.	957,478	432,063
Taiwan Business Bank	242,990	67,098
Taiwan Cement Corp.	334,000	374,085
Taiwan Cooperative Financial Holding
Company, Ltd.	799,240	436,777
Taiwan Fertilizer Company, Ltd.	59,000	75,492
Taiwan High Speed Rail Corp.	170,000	136,246
Taiwan Mobile Company, Ltd.	162,000	580,893
Taiwan Semiconductor
Manufacturing Company, Ltd.	2,502,816	18,905,169
Teco Electric & Machinery
Company, Ltd.	192,000	188,951
Transcend Information, Inc.	20,000	56,048
Uni-President Enterprises Corp.	491,000	1,045,988
United Microelectronics Corp.	1,211,000	620,528
Vanguard International
Semiconductor Corp.	91,000	217,316
Wistron Corp.	262,194	203,296
WPG Holdings, Ltd.	158,000	215,269
Yuanta Financial Holdings
Company, Ltd.	1,046,000	487,014
Yulon Motor Company, Ltd.	87,000	69,478
Zhen Ding Technology Holding, Ltd.	45,000	110,757
		60,423,595
Thailand - 0.3%
Advanced Info Service PCL	55,400	296,427
Airports of Thailand PCL	231,500	441,833
Bangkok Bank PCL	13,500	89,058
Bangkok Dusit Medical Services PCL	230,200	150,262
Bangkok Expressway & Metro PCL	376,600	91,655
Banpu PCL	94,700	49,622
BEC World PCL	47,200	21,514
Berli Jucker PCL	62,500	111,037
BTS Group Holdings PCL	269,300	68,018
Bumrungrad Hospital PCL	17,600	107,449
Central Pattana PCL	45,282	111,507
Central Pattana PCL, NVDR	29,700	73,136
Charoen Pokphand Foods PCL	156,100	112,897
CP ALL PCL	259,700	580,543
Delta Electronics Thailand PCL	92,700	239,532
Electricity Generating PCL	7,700	50,691
Energy Absolute PCL, Foreign Shares	57,600	80,363
Glow Energy PCL	24,900	66,533
Home Product Center PCL	226,300	87,371
Indorama Ventures PCL	69,100	103,782
IRPC PCL	579,100	110,111
Kasikornbank PCL	31,100	216,847
Kasikornbank PCL, Foreign Shares	61,400	440,711
KCE Electronics PCL	12,400	31,375
Krung Thai Bank PCL	177,800	105,217
Minor International PCL	115,800	154,183
PTT Exploration & Production PCL	73,300	204,962
PTT Global Chemical PCL	115,600	281,471
PTT PCL	56,700	716,961
Robinson PCL (A)	31,200	70,725
Thai Oil PCL	49,100	140,047
Thai Union Group PCL	91,800	51,725
The Siam Cement PCL (Stock Exchange
of Thailand)	21,900	321,004
The Siam Commercial Bank PCL	94,500	442,310
TMB Bank PCL	675,600	57,917
True Corp. PCL (B)	419,100	73,405
		6,352,201
Turkey - 0.2%
Akbank Turk AS	130,881	300,219
Anadolu Efes Biracilik Ve Malt
Sanayii AS	12,857	76,630
Arcelik AS	13,977	70,670
Aselsan Elektronik Sanayi ve Ticaret AS	12,906	109,759
BIM Birlesik Magazalar AS	12,842	236,855
Coca-Cola Icecek AS	4,743	42,425
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS (B)	122,633	76,798
Eregli Demir ve Celik Fabrikalari TAS	89,559	197,002
Ford Otomotiv Sanayi AS	3,907	54,937
Haci Omer Sabanci Holding AS	50,059	129,781
KOC Holding AS	43,093	181,273
Petkim Petrokimya Holding AS	43,948	73,128
TAV Havalimanlari Holding AS	10,427	51,842
Tofas Turk Otomobil Fabrikasi AS	7,027	55,793
Tupras Turkiye Petrol Rafinerileri AS	7,132	220,696
Turk Hava Yollari AO (B)	37,733	117,610
Turk Telekomunikasyon AS (B)	31,942	46,346
Turkcell Iletisim Hizmetleri AS	62,438	242,536
Turkiye Garanti Bankasi AS	138,745	339,925

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Turkey (continued)
Turkiye Halk Bankasi AS	39,825	$90,247
Turkiye Is Bankasi, Class C	92,107	144,982
Turkiye Sise ve Cam Fabrikalari AS	49,067	52,451
Turkiye Vakiflar Bankasi TAO, Class D	47,545	70,111
Ulker Biskuvi Sanayi AS	9,298	43,132
Yapi ve Kredi Bankasi AS (B)	52,100	55,115
		3,080,263
United Kingdom - 9.2%
3i Group PLC	84,354	1,028,873
Admiral Group PLC	18,603	484,003
Anglo American PLC	115,953	2,131,997
Ashtead Group PLC	43,069	1,106,696
Associated British Foods PLC	31,134	1,240,865
AstraZeneca PLC	110,031	7,101,184
Auto Trader Group PLC (C)	81,693	371,428
Aviva PLC	362,442	2,500,289
Babcock International Group PLC	20,904	197,054
BAE Systems PLC	275,676	2,052,905
Barclays PLC	1,482,093	3,867,197
Barratt Developments PLC	88,674	727,303
Berkeley Group Holdings PLC	11,162	576,270
BP PLC	1,708,399	11,378,278
British American Tobacco PLC	199,927	12,713,759
BT Group PLC	732,601	2,573,565
Bunzl PLC	28,865	825,958
Burberry Group PLC	38,429	892,184
Capita PLC	56,969	359,668
Centrica PLC	479,428	937,318
CNH Industrial NV	97,367	1,264,288
Cobham PLC (B)	202,600	348,418
Coca-Cola European Partners PLC	9,768	379,962
Compass Group PLC	137,454	2,787,660
ConvaTec Group PLC (C)	115,528	304,061
Croda International PLC	11,367	657,264
Diageo PLC	218,826	7,565,569
Direct Line Insurance Group PLC	124,847	617,872
Dixons Carphone PLC	84,599	181,745
easyJet PLC	13,680	260,497
Experian PLC	81,426	1,694,244
Fiat Chrysler Automobiles NV (B)	103,640	1,779,823
G4S PLC	133,315	462,437
GKN PLC	150,076	628,966
GlaxoSmithKline PLC	427,233	7,392,139
Hammerson PLC	66,358	466,396
Hargreaves Lansdown PLC	22,508	487,778
HSBC Holdings PLC	1,741,952	17,358,230
IMI PLC	23,388	397,258
Imperial Brands PLC	83,356	3,455,029
Inmarsat PLC	38,453	251,306
InterContinental Hotels Group PLC	15,538	914,319
International Consolidated Airlines
Group SA	24,060	198,594
Intertek Group PLC	13,868	981,332
Intu Properties PLC	73,954	196,682
ITV PLC	309,582	669,837
J Sainsbury PLC	140,581	441,413
John Wood Group PLC	56,881	557,887
Johnson Matthey PLC	16,707	684,810
Kingfisher PLC	193,435	872,640
Land Securities Group PLC	63,189	798,240
Legal & General Group PLC	534,257	1,932,001
Lloyds Banking Group PLC	6,234,250	5,563,654
London Stock Exchange Group PLC	27,331	1,397,322
Marks & Spencer Group PLC	138,401	586,219
Meggitt PLC	65,684	430,539
Merlin Entertainments PLC (C)	59,832	284,803
Micro Focus International PLC (B)	38,164	1,286,873
National Grid PLC	297,156	3,558,213
Next PLC	12,606	762,997
Old Mutual PLC	444,722	1,188,029
Pearson PLC	72,646	695,069
Persimmon PLC	27,054	929,234
Provident Financial PLC	12,499	148,007
Prudential PLC	227,675	5,723,220
Reckitt Benckiser Group PLC	57,977	5,089,049
RELX NV	43,393	992,290
RELX PLC	92,093	2,151,648
Rio Tinto PLC	107,153	5,073,089
Rio Tinto, Ltd.	23,521	1,271,061
Rolls-Royce Holdings PLC (B)	6,691,363	1,677,833
Royal Bank of Scotland Group PLC (B)	311,921	1,166,325
Royal Mail PLC	76,131	455,432
RSA Insurance Group PLC	94,621	778,939
Schroders PLC	10,720	500,238
Segro PLC	84,610	627,656
Severn Trent PLC	19,680	558,865
Sky PLC (B)	89,659	1,135,423
Smith & Nephew PLC	75,982	1,344,810
Smiths Group PLC	33,871	679,366
SSE PLC	87,109	1,609,540
St. James’s Place PLC	46,729	767,441
Standard Chartered PLC (B)	285,435	2,847,711
Standard Life Aberdeen PLC	235,185	1,369,338
Tate & Lyle PLC	38,938	354,279
Taylor Wimpey PLC	282,174	746,484
Tesco PLC	712,153	1,868,927
The British Land Company PLC	83,512	710,971
The Sage Group PLC	93,489	979,175
The Weir Group PLC	18,789	499,239
Travis Perkins PLC	21,009	456,877
Unilever NV	73,177	4,220,037
Unilever PLC	111,330	6,279,893
United Utilities Group PLC	58,597	650,524
Vodafone Group PLC	2,311,651	7,009,078
Whitbread PLC	16,031	773,495
Wm Morrison Supermarkets PLC	188,460	551,504
Worldpay Group PLC (C)	172,217	983,013
WPP PLC	110,860	1,956,502
		190,745,722
United States - 0.1%
Carnival PLC	16,358	1,060,117
Valeant Pharmaceuticals
International, Inc. (B)	39,929	672,524
		1,732,641
TOTAL COMMON STOCKS (Cost
$1,654,801,573)		$1,941,489,227

PREFERRED SECURITIES - 1.4%
Brazil - 0.5%
Banco Bradesco SA	265,730	2,648,723
Braskem SA, A Shares	15,800	219,282
Centrais Eletricas Brasileiras SA,
B Shares	19,000	123,770
Cia Brasileira de Distribuicao (B)	13,900	296,725
Cia Energetica de Minas Gerais	77,700	156,420
Cia Paranaense de Energia, B Shares	8,400	59,132

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED
SECURITIES (continued)
Brazil (continued)
Gerdau SA	82,300	$278,528
Itau Unibanco Holding SA	281,100	3,542,484
Itausa - Investimentos Itau SA	343,000	1,087,077
Lojas Americanas SA	64,500	292,204
Petroleo Brasileiro SA (B)	341,600	1,603,443
Telefonica Brasil SA	38,800	562,241
		10,870,029
Chile - 0.1%
Embotelladora Andina SA, B Shares	98,282	443,114
Sociedad Quimica y Minera de Chile
SA, B Shares	36,868	2,001,261
		2,444,375
Colombia - 0.1%
Bancolombia SA	56,434	546,286
Grupo Aval Acciones y Valores SA	441,195	180,632
Grupo de Inversiones Suramericana SA	15,022	188,341
		915,259
Germany - 0.5%
Bayerische Motoren Werke AG	6,473	560,598
FUCHS PETROLUB SE	8,135	427,711
Henkel AG & Company KGaA	21,121	2,869,581
Porsche Automobil Holding SE	18,270	1,530,545
Schaeffler AG	19,568	341,443
Volkswagen AG	22,112	4,694,016
		10,423,894
South Korea - 0.2%
Amorepacific Corp.	851	130,663
Hyundai Motor Company	2,282	205,041
Hyundai Motor Company, 2nd Preferred	3,399	339,843
LG Chem, Ltd.	747	171,877
LG Household & Health Care, Ltd.	202	130,646
Samsung Electronics Company, Ltd.	1,606	3,114,672
		4,092,742
TOTAL PREFERRED SECURITIES (Cost $22,915,474)		$28,746,299

EXCHANGE-TRADED
FUNDS - 2.6%
iShares MSCI India ETF	1,196,201	41,603,871
VanEck Vectors Russia ETF	600,029	13,008,629
TOTAL EXCHANGE-TRADED FUNDS (Cost $52,052,847)		$54,612,500

RIGHTS - 0.0%
China Power International
Development, Ltd. (Expiration
Date: 12-12-17; Strike Price: HKD
1.82) (A)(B)	107,666	3,033
TOTAL RIGHTS (Cost $0)		$3,033

SECURITIES LENDING COLLATERAL - 3.7%
John Hancock Collateral Trust,
1.2290% (E)(F)	7,657,982	$76,618,112
TOTAL SECURITIES LENDING
COLLATERAL (Cost $76,620,721)		$76,618,112

SHORT-TERM INVESTMENTS - 2.0%
U.S. Government Agency - 2.0%
Federal Home Loan Bank Discount Note
0.800%, 12/01/2017 *	$2,150,000	2,150,000
1.150%, 12/22/2017 *	38,500,000	38,473,936
		40,623,936
TOTAL SHORT-TERM INVESTMENTS
(Cost $40,624,173)		$40,623,936
Total Investments (International Strategic Equity Allocation
Fund)
(Cost $1,847,014,788) - 103.2%		$2,142,093,107
Other assets and liabilities, net - (3.2%)		(66,338,950)
TOTAL NET ASSETS - 100.0%		$2,075,754,157

Currency Abbreviations

HKD	Hong Kong Dollar

Security Abbreviations and Legend

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	A portion of this security is on loan as of 11-30-17. The value of securities on loan amounted to $65,940,836.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs.
(E)	The rate shown is the annualized seven-day yield as of 11-30-17.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
Canadian Dollar Futures	49	Long	Dec 2017	$3,883,083	$3,798,480	$(84,603)
Mini MSCI EAFE Index Futures	335	Long	Dec 2017	33,019,559	33,821,600	802,041
Mini MSCI Emerging Markets Index Futures	217	Long	Dec 2017	11,981,423	12,152,000	170,577
S&P/Toronto Stock Exchange 60 Index Futures	25	Long	Dec 2017	3,404,329	3,686,393	291,668

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
FUTURES (continued)

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
Japanese Yen Futures	245	Short	Dec 2017	(27,463,922)	(27,231,750)	$232,172
						$1,411,855

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

OTC is an abbreviation for over-the-counter. See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

International Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.9%
Canada - 7.8%
Alamos Gold, Inc., Class A	2,433,460	$15,403,802
Barrick Gold Corp.	905,310	12,475,172
Cenovus Energy, Inc.	1,145,300	10,919,033
Eldorado Gold Corp.	3,226,500	3,701,291
Ensign Energy Services, Inc.	866,200	4,296,927
Husky Energy, Inc. (A)	720,500	8,728,764
Suncor Energy, Inc.	178,100	6,177,557
Wheaton Precious Metals Corp.	1,598,700	33,444,881
		95,147,427
China - 8.6%
Baidu, Inc., ADR (A)	148,940	35,534,105
China Life Insurance Company, Ltd.,
H Shares	3,218,000	10,537,249
China Telecom Corp., Ltd., H Shares	34,825,589	16,871,368
NetEase, Inc., ADR	34,300	11,274,753
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	4,765,900	12,009,459
Sinopec Engineering Group
Company, Ltd., H Shares	10,354,500	8,630,543
Sinopharm Group Company, Ltd.,
H Shares	2,473,200	9,765,228
		104,622,705
France - 7.3%
AXA SA	508,589	15,345,318
BNP Paribas SA	309,690	23,447,547
Cie Generale des
Etablissements Michelin	50,696	7,351,201
Sanofi	186,065	16,972,771
TOTAL SA	231,881	13,107,053
Veolia Environnement SA	467,299	11,810,652
		88,034,542
Germany - 6.7%
Bayer AG	121,140	15,462,690
Gerresheimer AG	134,074	10,711,380
Innogy SE (B)	307,890	14,243,089
Merck KGaA	106,497	11,346,462
MorphoSys AG (A)(C)	154,429	14,604,822
Siemens AG	44,672	6,072,574
Telefonica Deutschland Holding AG	1,716,998	8,181,373
		80,622,390
Hong Kong - 3.3%
China Mobile, Ltd. (C)	1,236,500	12,578,580
CK Hutchison Holdings, Ltd.	1,408,000	17,767,023
Kunlun Energy Company, Ltd.	5,330,000	4,629,564
Value Partners Group, Ltd. (C)	4,880,400	5,052,040
		40,027,207
India - 1.0%
Hero MotoCorp, Ltd.	128,347	7,268,272
Jain Irrigation Systems, Ltd.	2,481,436	4,603,527
		11,871,799
Ireland - 0.9%
Shire PLC	224,375	11,123,415
Israel - 1.6%
Teva Pharmaceutical Industries, Ltd.,
ADR (C)	1,289,669	19,112,895
Italy - 1.5%
Eni SpA	1,126,650	18,534,280
Japan - 11.8%
Astellas Pharma, Inc.	1,026,900	13,054,340
Inpex Corp.	1,246,500	14,177,252
Kirin Holdings Company, Ltd.	501,600	11,740,861
Panasonic Corp.	449,200	6,722,623
Ryohin Keikaku Company, Ltd.	32,800	10,230,144
SoftBank Group Corp.	434,600	36,892,925
Sumitomo Metal Mining Company, Ltd.	365,000	14,268,837
Sumitomo Rubber Industries, Ltd.	698,700	12,785,437
Suntory Beverage & Food, Ltd.	254,700	11,023,413
Taiheiyo Cement Corp.	307,800	12,697,192
		143,593,024
Luxembourg - 1.6%
SES SA	546,101	9,014,796
Tenaris SA	682,546	9,947,154
		18,961,950
Netherlands - 8.5%
Aegon NV	3,402,564	21,136,045
Flow Traders (B)	169,651	3,717,693
ING Groep NV	2,389,860	7,289,084
QIAGEN NV (A)	522,369	16,556,724
Royal Dutch Shell PLC, B Shares	1,011,132	32,761,215
SBM Offshore NV	1,280,485	21,255,298
		102,716,059
Norway - 0.8%
Yara International ASA	214,970	9,554,807
Singapore - 2.3%
Singapore Telecommunications, Ltd.
(Singapore Stock Exchange)	5,196,100	14,393,311
Singapore
Telecommunications, Ltd., ADR	6,600	182,200
United Overseas Bank, Ltd.	707,300	13,775,913
		28,351,424
South Korea - 9.2%
DB Insurance Company, Ltd.	26,813	1,693,206
Hana Financial Group, Inc.	347,464	15,165,286
Hyundai Mobis Company, Ltd.	60,090	15,144,208
Hyundai Motor Company	43,219	6,559,380
KB Financial Group, Inc., ADR (C)	313,983	17,366,400
Korea Investment Holdings
Company, Ltd.	86,433	5,448,956
Posco Daewoo Corp.	424,729	7,275,781

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

International Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Samsung Electronics
Company, Ltd., GDR	36,700	$43,233,195
		111,886,412
Sweden - 0.8%
Getinge AB, B Shares	569,372	10,256,935
Switzerland - 3.5%
Roche Holding AG	104,694	26,457,756
UBS Group AG (A)	907,259	15,694,087
		42,151,843
Taiwan - 2.2%
Catcher Technology Company, Ltd.	718,000	7,786,103
Quanta Computer, Inc.	3,742,000	7,693,635
Taiwan Semiconductor
Manufacturing Company, Ltd.	1,423,000	10,748,715
		26,228,453
Thailand - 2.2%
Bangkok Bank PCL	201,200	1,327,292
Bangkok Bank PCL, NVDR	1,900,300	11,618,705
Kasikornbank PCL, Foreign Shares	183,700	1,318,543
Kasikornbank PCL, NVDR	834,600	5,819,316
PTT Exploration & Production PCL	2,261,900	6,324,735
		26,408,591
United Kingdom - 15.1%
Aviva PLC	1,198,750	8,269,520
BAE Systems PLC	1,424,283	10,606,353
Barclays PLC	4,147,267	10,821,384
BP PLC	5,318,814	35,424,362
Capita PLC	1,639,808	10,352,760
Cobham PLC (A)	3,770,376	6,484,048
HSBC Holdings PLC	1,853,308	18,467,872
Johnson Matthey PLC	288,436	11,822,827
Kingfisher PLC	3,917,612	17,673,451
Rolls-Royce Holdings PLC (A)	449,277	5,210,541
SIG PLC	4,637,757	10,634,922
Standard Chartered PLC (A)	2,704,148	26,978,585
Travis Perkins PLC	472,459	10,274,428
		183,021,053
United States - 0.2%
Tahoe Resources, Inc.	514,900	2,282,857
TOTAL COMMON STOCKS (Cost
$976,782,900)		$1,174,510,068

RIGHTS - 0.0%
Rolls-Royce Holdings PLC (Expiration
Date: 1-8-18) (A)(D)	20,666,742	27,950
TOTAL RIGHTS (Cost $27,179)		$27,950

SECURITIES LENDING COLLATERAL - 2.1%
John Hancock Collateral Trust,
1.2290% (E)(F)	2,505,849	25,071,017
TOTAL SECURITIES LENDING
COLLATERAL (Cost $25,070,719)		$25,071,017

SHORT-TERM INVESTMENTS - 2.8%
U.S. Government Agency - 2.8%
Federal Home Loan Bank Discount Note
0.900%, 12/01/2017 *	$34,500,000	34,500,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $34,500,000)		$34,500,000
Total Investments (International Value Fund)
(Cost $1,036,380,798) - 101.8%		$1,234,109,035
Other assets and liabilities, net - (1.8%)		(21,962,311)
TOTAL NET ASSETS - 100.0%		$1,212,146,724

Security Abbreviations and Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	A portion of this security is on loan as of 11-30-17. The value of securities on loan amounted to $24,650,715.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 11-30-17.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Investment Quality Bond Fund

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 61.9%
U.S. Government – 31.2%
U.S. Treasury Bonds
2.875%, 11/15/2046	$439,000	$441,881
3.000%, 11/15/2045 to 02/15/2047	905,000	933,652
3.625%, 08/15/2043	990,000	1,137,069
4.375%, 11/15/2039	840,000	1,067,653
4.500%, 08/15/2039	225,000	290,558
4.625%, 02/15/2040	380,000	499,388
6.250%, 05/15/2030	785,000	1,101,146
U.S. Treasury Inflation
Protected Securities
0.250%, 01/15/2025 (A)	2,044,188	2,011,529
0.375%, 07/15/2027	2,047,905	2,013,883
U.S. Treasury Notes
1.250%, 06/30/2019 (A)	5,085,000	5,044,468
1.625%, 11/30/2020	2,415,000	2,394,246
1.750%, 05/15/2023 (A)	1,425,000	1,392,158
2.000%, 02/15/2023	1,470,000	1,457,138
2.250%, 07/31/2021	2,035,000	2,051,137
3.125%, 05/15/2021	1,735,000	1,801,147
		23,637,053
U.S. Government Agency – 30.7%
Federal Home Loan Mortgage Corp.
3.000%, TBA (B)	4,900,000	4,910,323
3.500%, TBA (B)	1,600,000	1,640,084
4.000%, TBA (B)	900,000	940,072
4.500%, TBA (B)	600,000	637,835
5.000%, 03/01/2019 to 12/01/2019	20,522	20,967
6.500%, 04/01/2029 to 08/01/2034	2,233	2,564
7.500%, 08/01/2025 to 05/01/2028	1,119	1,256
Federal National Mortgage Association
2.500%, 01/01/2030 to 02/01/2043	672,759	657,011
2.880%, 11/01/2027	290,000	288,360
2.970%, 06/01/2030	605,000	597,942
3.000%, TBA (B)	700,000	712,961
3.000%, 07/01/2027	200,000	200,789
3.160%, 08/01/2027	270,000	274,303
3.500%, TBA (B)	4,700,000	4,817,747
4.000%, TBA (B)	1,100,000	1,149,192
5.000%, 03/01/2019 to 06/01/2019	32,422	32,964

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National
Mortgage Association (continued)
5.500%, 08/01/2035 to 11/01/2035	$47,901	$53,212
6.500%, 09/01/2031	3	4
Government National
Mortgage Association
3.000%, TBA (B)	1,100,000	1,108,278
3.500%, TBA (B)	2,600,000	2,687,953
4.000%, TBA (B)	1,700,000	1,775,303
4.000%, 09/15/2040 to 02/15/2042	225,504	238,053
4.500%, TBA (B)	400,000	421,293
6.000%, 08/15/2032 to 04/15/2035	11,433	13,199
6.500%, 06/15/2028 to 08/15/2034	6,399	7,204
7.000%, 11/15/2031 to 11/15/2033	28,541	32,817
8.000%, 07/15/2030	396	473
		23,222,159
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $47,105,307)		$46,859,212

FOREIGN GOVERNMENT
OBLIGATIONS – 1.3%
Mexico – 0.1%
Government of Mexico
5.750%, 10/12/2110	$86,000	92,020
Oman – 0.3%
Sultanate of Oman
5.375%, 03/08/2027 (C)	265,000	269,638
Saudi Arabia – 0.3%
Kingdom of Saudi Arabia
4.625%, 10/04/2047 (C)	200,000	204,206
United Arab Emirates – 0.6%
Abu Dhabi Government
3.125%, 10/11/2027 (C)	230,000	225,975
4.125%, 10/11/2047 (C)	200,000	198,820
		424,795
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost
$975,060)		$990,659

CORPORATE BONDS – 26.4%
Consumer discretionary – 2.9%
21st Century Fox America, Inc.
6.150%, 02/15/2041	40,000	49,598
6.200%, 12/15/2034	35,000	43,044
Amazon.com, Inc.
1.900%, 08/21/2020 (C)	35,000	34,771
2.800%, 08/22/2024 (C)	25,000	24,888
3.875%, 08/22/2037 (C)	90,000	93,796
CCO Holdings LLC
5.500%, 05/01/2026 (C)	25,000	25,500
5.750%, 02/15/2026 (C)	15,000	15,563
Charter Communications Operating LLC
3.579%, 07/23/2020	40,000	40,652
4.464%, 07/23/2022	90,000	93,811
4.908%, 07/23/2025	40,000	42,251
6.484%, 10/23/2045	160,000	183,960
Comcast Corp.
3.400%, 07/15/2046	75,000	68,231
4.250%, 01/15/2033	35,000	37,527
Cox Communications, Inc.
3.150%, 08/15/2024 (C)	65,000	64,032
3.350%, 09/15/2026 (C)	40,000	38,903
6.450%, 12/01/2036 (C)	50,000	57,540
Discovery Communications LLC
3.800%, 03/13/2024	50,000	50,407
4.900%, 03/11/2026	25,000	26,476
DISH DBS Corp.
5.875%, 07/15/2022	50,000	51,438
6.750%, 06/01/2021	10,000	10,650
Ford Motor Company
5.291%, 12/08/2046	55,000	58,481
General Motors Company
5.400%, 04/01/2048	70,000	74,559
6.250%, 10/02/2043	45,000	52,182
6.750%, 04/01/2046	50,000	61,748
General Motors Financial Company, Inc.
3.700%, 05/09/2023	20,000	20,380
3.950%, 04/13/2024	70,000	71,725
Lear Corp.
3.800%, 09/15/2027	80,000	79,878
Liberty Interactive LLC
8.250%, 02/01/2030	55,000	59,813
Lithia Motors, Inc.
5.250%, 08/01/2025 (C)	5,000	5,250
Lowe’s Companies, Inc.
3.700%, 04/15/2046	10,000	9,780
Meritage Homes Corp.
5.125%, 06/06/2027	15,000	15,173
6.000%, 06/01/2025	20,000	21,519
Scripps Networks Interactive, Inc.
3.950%, 06/15/2025	37,000	37,460
The Home Depot, Inc.
3.500%, 09/15/2056	55,000	50,520
Time Warner Cable LLC
4.500%, 09/15/2042	100,000	92,496
8.750%, 02/14/2019	75,000	80,622
Time Warner, Inc.
2.950%, 07/15/2026	75,000	70,672
3.875%, 01/15/2026	20,000	20,277
Toll Brothers Finance Corp.
4.875%, 11/15/2025	35,000	36,400
Viacom, Inc.
4.250%, 09/01/2023	80,000	80,891
4.375%, 03/15/2043	29,000	24,225
Videotron, Ltd.
5.375%, 06/15/2024 (C)	35,000	37,800
WMG Acquisition Corp.
4.875%, 11/01/2024 (C)	70,000	72,450
		2,187,339
Consumer staples – 1.7%
Altria Group, Inc.
3.875%, 09/16/2046	35,000	34,071
Anheuser-Busch InBev Finance, Inc.
3.300%, 02/01/2023	120,000	123,036
4.700%, 02/01/2036	130,000	143,934
4.900%, 02/01/2046	55,000	61,981
Anheuser-Busch InBev Worldwide, Inc.
3.750%, 07/15/2042	70,000	67,151
BAT Capital Corp.
2.297%, 08/14/2020 (C)	75,000	74,606
4.390%, 08/15/2037 (C)	75,000	77,421
BAT International Finance PLC
2.750%, 06/15/2020 (C)	65,000	65,391
Constellation Brands, Inc.
2.650%, 11/07/2022	75,000	74,159
2.700%, 05/09/2022	10,000	9,939
4.500%, 05/09/2047	10,000	10,550

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
CVS Health Corp.
2.800%, 07/20/2020		$95,000	$95,548
3.875%, 07/20/2025		61,000	62,386
5.125%, 07/20/2045		75,000	82,383
Kraft Heinz Foods Company
4.375%, 06/01/2046		35,000	33,741
Philip Morris International, Inc.
3.125%, 08/17/2027		115,000	114,380
Reynolds American, Inc.
3.250%, 06/12/2020		81,000	82,467
Sysco Corp.
2.500%, 07/15/2021		65,000	64,841
			1,277,985
Energy – 2.6%
Anadarko Petroleum Corp.
3.450%, 07/15/2024		55,000	54,455
4.500%, 07/15/2044		45,000	43,615
Andeavor Logistics LP
3.500%, 12/01/2022		5,000	4,997
4.250%, 12/01/2027		15,000	14,974
6.250%, 10/15/2022		30,000	31,869
Apache Corp.
4.250%, 01/15/2044		5,000	4,705
Canadian Natural Resources, Ltd.
3.850%, 06/01/2027		10,000	10,120
6.250%, 03/15/2038		40,000	49,238
Cenovus Energy, Inc.
4.250%, 04/15/2027 (C)		10,000	9,891
6.750%, 11/15/2039		5,000	5,888
Concho Resources, Inc.
3.750%, 10/01/2027		5,000	5,034
Continental Resources, Inc.
4.500%, 04/15/2023		45,000	45,900
DCP Midstream Operating LP
3.875%, 03/15/2023		10,000	9,975
5.600%, 04/01/2044		30,000	29,325
Devon Financing Company LLC
7.875%, 09/30/2031		15,000	20,267
Enbridge, Inc.
3.700%, 07/15/2027		30,000	29,904
Encana Corp.
3.900%, 11/15/2021		40,000	41,216
Hess Corp.
4.300%, 04/01/2027		55,000	54,763
5.800%, 04/01/2047		50,000	53,579
Kerr-McGee Corp.
6.950%, 07/01/2024		110,000	129,851
Kinder Morgan, Inc.
3.150%, 01/15/2023		50,000	49,654
5.550%, 06/01/2045		75,000	79,956
Marathon Oil Corp.
2.700%, 06/01/2020		25,000	24,874
2.800%, 11/01/2022		65,000	64,134
4.400%, 07/15/2027		45,000	46,149
MPLX LP
4.125%, 03/01/2027		55,000	55,883
5.200%, 03/01/2047		10,000	10,552
NGPL PipeCo LLC
4.875%, 08/15/2027 (C)		5,000	5,191
Petroleos Mexicanos
5.500%, 06/27/2044		63,000	58,766
6.500%, 03/13/2027 (C)		45,000	49,624
6.750%, 09/21/2047 (C)		80,000	84,608
Phillips 66 Partners LP
3.550%, 10/01/2026		15,000	14,754
3.750%, 03/01/2028		5,000	4,954
Plains All American Pipeline LP
4.500%, 12/15/2026		25,000	25,093
QEP Resources, Inc.
5.375%, 10/01/2022		30,000	30,713
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028		25,000	25,179
Shell International Finance BV
4.375%, 05/11/2045		60,000	64,476
SM Energy Company
6.125%, 11/15/2022 (D)		25,000	25,313
Sunoco Logistics Partners Operations LP
4.250%, 04/01/2024		25,000	25,636
5.400%, 10/01/2047		145,000	144,369
Texas Eastern Transmission LP
2.800%, 10/15/2022 (C)		65,000	64,679
The Williams Companies, Inc.
3.700%, 01/15/2023		35,000	35,000
Valero Energy Corp.
3.400%, 09/15/2026		105,000	103,928
Williams Partners LP
4.000%, 11/15/2021		40,000	41,465
4.300%, 03/04/2024		45,000	47,159
WPX Energy, Inc.
5.250%, 09/15/2024		35,000	34,388
YPF SA
16.500%, 05/09/2022 (C)	ARS	1,966,984	107,020
			1,973,083
Financials – 8.9%
American International Group, Inc.
4.700%, 07/10/2035		$40,000	43,142
Banco Bilbao Vizcaya Argentaria SA
(8.875% to 4-14-21, then 5 Year Euro
Swap Rate + 9.177%) 04/14/2021 (E)	EUR	200,000	282,264
Banco Santander SA
3.800%, 02/23/2028		$200,000	198,838
Bank of America Corp.
7.750%, 05/14/2038		115,000	169,788
Bank of America Corp. (3.124% to
1-20-22, then 3 month LIBOR +
1.160%) 01/20/2023		195,000	197,332
Bank of America Corp. (3.705% to
4-24-27, then 3 month LIBOR +
1.512%) 04/24/2028		220,000	225,324
Bank of America Corp. (4.443% to
1-20-47, then 3 month LIBOR +
1.990%) 01/20/2048		20,000	21,943
Barclays Bank PLC
6.050%, 12/04/2017 (C)		255,000	255,000
Cboe Global Markets, Inc.
3.650%, 01/12/2027		70,000	71,728
Citigroup, Inc.
2.700%, 10/27/2022		40,000	39,649
3.200%, 10/21/2026		15,000	14,772
4.650%, 07/30/2045		29,000	32,318
4.450%, 09/29/2027		170,000	178,588
Citigroup, Inc. (3 month LIBOR +
1.100%) 2.522%, 05/17/2024 (F)		170,000	172,386
Citigroup, Inc. (3.520% to 10-27-27,
then 3 month LIBOR + 1.151%)
10/27/2028		35,000	34,837
CNO Financial Group, Inc.
5.250%, 05/30/2025		65,000	68,900

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Credit Agricole SA (8.125% to 12-23-25,
then 5 Year U.S. Swap Rate +
6.185%) 12/23/2025 (C)(E)	$200,000	$240,150
Credit Suisse Group AG (6.250% to
12-18-24, then 5 Year U.S. Swap Rate
+ 3.455%) 12/18/2024 (C)(E)	300,000	325,679
DAE Funding LLC
4.500%, 08/01/2022 (C)	5,000	4,975
5.000%, 08/01/2024 (C)	5,000	5,000
Deutsche Bank AG
2.700%, 07/13/2020	100,000	99,764
3.300%, 11/16/2022	100,000	99,786
Genworth Holdings, Inc.
4.900%, 08/15/2023	50,000	43,125
HSBC Holdings PLC
3.400%, 03/08/2021	390,000	399,329
Intercontinental Exchange, Inc.
2.750%, 12/01/2020	55,000	55,636
JPMorgan Chase & Co.
2.400%, 06/07/2021	210,000	209,120
2.700%, 05/18/2023	90,000	89,435
2.750%, 06/23/2020	45,000	45,412
4.250%, 10/01/2027	35,000	36,988
JPMorgan Chase & Co. (3.220% to
3-1-24, then 3 month LIBOR +
1.155%) 03/01/2025	125,000	125,650
Massachusetts Mutual Life Insurance
Company
8.875%, 06/01/2039 (C)	9,000	14,753
Morgan Stanley
2.500%, 04/21/2021	245,000	243,994
3.625%, 01/20/2027	140,000	142,216
3.950%, 04/23/2027	65,000	65,873
6.625%, 04/01/2018	195,000	197,952
Morgan Stanley (3.591% to 7-22-27,
then 3 month LIBOR + 1.340%)
07/22/2028	185,000	185,760
Navient Corp.
6.625%, 07/26/2021	35,000	37,013
7.250%, 01/25/2022	30,000	32,325
Royal Bank of Canada
2.150%, 10/26/2020	155,000	154,043
Santander Holdings USA, Inc.
3.700%, 03/28/2022 (C)	110,000	111,777
Societe Generale SA (7.375% to 9-13-21,
then 5 Year U.S. Swap Rate +
6.238%) 09/13/2021 (C)(E)	300,000	325,125
The Goldman Sachs Group, Inc.
2.350%, 11/15/2021	380,000	373,710
2.375%, 01/22/2018	80,000	80,063
6.250%, 02/01/2041	45,000	59,785
6.750%, 10/01/2037	125,000	164,835
The Goldman Sachs Group, Inc. (2.876%
to 10-31-21, then 3 month LIBOR +
0.821%) 10/31/2022	55,000	54,914
The Goldman Sachs Group, Inc. (2.905%
to 7-24-22, then 3 month LIBOR +
0.990%) 07/24/2023	45,000	44,578
The Goldman Sachs Group, Inc. (3.691%
to 6-5-27, then 3 month LIBOR +
1.510%) 06/05/2028	20,000	20,179
Wells Fargo & Company
3.000%, 04/22/2026	110,000	107,256
3.069%, 01/24/2023	200,000	201,475
4.400%, 06/14/2046	75,000	77,684
4.900%, 11/17/2045	105,000	116,296
Wells Fargo & Company (3.584% to
5-22-27, then 3 month LIBOR +
1.310%) 05/22/2028	145,000	146,601
Willis North America, Inc.
3.600%, 05/15/2024	30,000	30,535
		6,775,600
Health care – 2.0%
Aetna, Inc.
2.800%, 06/15/2023	25,000	24,555
Allergan Funding SCS
3.450%, 03/15/2022	65,000	66,082
3.800%, 03/15/2025	65,000	65,415
Amgen, Inc.
2.650%, 05/11/2022	50,000	49,802
Anthem, Inc.
3.500%, 08/15/2024	100,000	101,446
3.650%, 12/01/2027	80,000	80,356
4.625%, 05/15/2042	25,000	26,721
Baxalta, Inc.
3.600%, 06/23/2022	10,000	10,267
Becton, Dickinson and Company
3.363%, 06/06/2024	140,000	139,917
Cardinal Health, Inc.
1.950%, 06/15/2018	40,000	40,004
2.616%, 06/15/2022	200,000	196,448
Celgene Corp.
4.625%, 05/15/2044	30,000	31,036
Community Health Systems, Inc.
5.125%, 08/01/2021	5,000	4,675
6.250%, 03/31/2023	35,000	32,725
Gilead Sciences, Inc.
2.500%, 09/01/2023	20,000	19,696
3.250%, 09/01/2022	25,000	25,699
LifePoint Health, Inc.
5.875%, 12/01/2023	40,000	40,700
Mylan NV
3.000%, 12/15/2018	40,000	40,268
3.150%, 06/15/2021	80,000	80,442
Quintiles IMS, Inc.
4.875%, 05/15/2023 (C)	55,000	56,925
Shire Acquisitions Investments Ireland
DAC
2.400%, 09/23/2021	75,000	73,785
Teva Pharmaceutical Finance
Netherlands III BV
1.700%, 07/19/2019	35,000	33,889
2.200%, 07/21/2021	20,000	18,378
2.800%, 07/21/2023	10,000	8,828
Thermo Fisher Scientific, Inc.
2.950%, 09/19/2026	15,000	14,566
3.000%, 04/15/2023	65,000	65,237
UnitedHealth Group, Inc.
3.750%, 07/15/2025	75,000	78,870
4.250%, 04/15/2047	40,000	42,964
Valeant Pharmaceuticals
International, Inc.
6.500%, 03/15/2022 (C)	35,000	36,750
		1,506,446
Industrials – 0.9%
Canadian Pacific Railway Company
9.450%, 08/01/2021	20,000	24,485

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
CSX Corp.
3.250%, 06/01/2027	$95,000	$94,592
Delta Air Lines, Inc.
3.625%, 03/15/2022	50,000	51,013
FedEx Corp.
4.550%, 04/01/2046	65,000	69,043
Fortive Corp.
2.350%, 06/15/2021	45,000	44,610
IHS Markit, Ltd.
4.000%, 03/01/2026 (C)	10,000	10,113
Lockheed Martin Corp.
4.090%, 09/15/2052	62,000	63,479
Norfolk Southern Corp.
2.900%, 06/15/2026	55,000	53,919
Oshkosh Corp.
5.375%, 03/01/2025	25,000	26,563
Pitney Bowes, Inc.
4.700%, 04/01/2023	80,000	73,800
Sensata Technologies BV
5.000%, 10/01/2025 (C)	65,000	69,388
United Rentals North America, Inc.
5.500%, 07/15/2025 to 05/15/2027	80,000	84,950
		665,955
Information technology – 1.5%
Alibaba Group Holding, Ltd.
3.400%, 12/06/2027	200,000	198,515
Apple, Inc.
3.350%, 02/09/2027	40,000	40,864
3.450%, 02/09/2045	85,000	80,663
Cardtronics, Inc.
5.125%, 08/01/2022	40,000	39,000
Dell International LLC
8.350%, 07/15/2046 (C)	10,000	12,548
First Data Corp.
5.000%, 01/15/2024 (C)	65,000	67,275
Hewlett Packard Enterprise Company
4.900%, 10/15/2025	95,000	98,918
Intel Corp.
4.100%, 05/19/2046	35,000	37,145
Lam Research Corp.
2.800%, 06/15/2021	60,000	60,427
Microsoft Corp.
3.300%, 02/06/2027	65,000	66,946
3.700%, 08/08/2046	35,000	35,674
3.950%, 08/08/2056	60,000	62,541
Nokia OYJ
4.375%, 06/12/2027	60,000	59,520
6.625%, 05/15/2039	30,000	33,150
Oracle Corp.
2.950%, 11/15/2024	85,000	85,354
4.000%, 11/15/2047	30,000	30,937
Xerox Corp.
3.625%, 03/15/2023	100,000	97,431
		1,106,908
Materials – 0.7%
ArcelorMittal
6.125%, 06/01/2025	45,000	51,750
Eagle Materials, Inc.
4.500%, 08/01/2026	50,000	52,188
Kaiser Aluminum Corp.
5.875%, 05/15/2024	50,000	53,625
Methanex Corp.
4.250%, 12/01/2024	70,000	70,862
5.650%, 12/01/2044	20,000	20,279
Standard Industries, Inc.
5.375%, 11/15/2024 (C)	65,000	68,413
Steel Dynamics, Inc.
4.125%, 09/15/2025 (C)	25,000	25,063
The Sherwin-Williams Company
3.125%, 06/01/2024	30,000	30,097
Vale Overseas, Ltd.
6.250%, 08/10/2026	105,000	121,788
6.875%, 11/10/2039	20,000	24,500
		518,565
Real estate – 0.0%
Crown Castle International Corp.
3.200%, 09/01/2024	20,000	19,714
3.400%, 02/15/2021	10,000	10,223
		29,937
Telecommunication services – 3.5%
AT&T, Inc.
3.400%, 08/14/2024	95,000	94,668
3.600%, 02/17/2023	105,000	107,393
3.900%, 08/14/2027	125,000	124,128
4.125%, 02/17/2026	70,000	71,308
4.750%, 05/15/2046	100,000	95,599
5.150%, 02/14/2050	170,000	168,277
SBA Tower Trust
2.898%, 10/15/2044 (C)	705,000	708,288
3.598%, 04/09/2043 (C)	940,000	940,199
Sprint Corp.
7.125%, 06/15/2024	60,000	62,213
Telecom Italia Capital SA
6.000%, 09/30/2034	35,000	39,069
Verizon Communications, Inc.
4.522%, 09/15/2048	80,000	77,317
4.812%, 03/15/2039	175,000	179,956
4.862%, 08/21/2046	15,000	15,307
		2,683,722
Utilities – 1.7%
Acwa Power Management And
Investments One, Ltd.
5.950%, 12/15/2039 (C)	200,000	202,500
AES Corp.
4.875%, 05/15/2023	35,000	35,732
5.500%, 03/15/2024 to 04/15/2025	40,000	41,963
AmeriGas Partners LP
5.875%, 08/20/2026	40,000	41,500
Broadcom Corp.
3.000%, 01/15/2022 (C)	205,000	202,623
3.625%, 01/15/2024 (C)	75,000	74,248
DTE Energy Company
1.500%, 10/01/2019	50,000	49,204
Duke Energy Corp.
3.750%, 09/01/2046	80,000	77,675
Duke Energy Florida LLC
3.400%, 10/01/2046	110,000	104,522
Emera US Finance LP
4.750%, 06/15/2046	5,000	5,345
Exelon Corp.
2.450%, 04/15/2021	65,000	64,765
2.850%, 06/15/2020	30,000	30,283
FirstEnergy Corp.
3.900%, 07/15/2027	70,000	71,414
4.250%, 03/15/2023	20,000	20,971
IPALCO Enterprises, Inc.
3.700%, 09/01/2024 (C)	50,000	49,781

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
NextEra Energy Capital Holdings, Inc.
1.649%, 09/01/2018	$30,000	$29,941
Oncor Electric Delivery Company LLC
7.000%, 09/01/2022	20,000	23,739
Pacific Gas & Electric Company
6.050%, 03/01/2034	90,000	111,869
The Southern Company
1.850%, 07/01/2019	50,000	49,743
2.950%, 07/01/2023	20,000	20,011
		1,307,829
TOTAL CORPORATE BONDS (Cost
$19,675,704)		$20,033,369

MUNICIPAL BONDS – 1.3%
Chicago Board of Education
5.382%, 12/01/2023	45,000	44,352
6.138%, 12/01/2039	30,000	28,738
City of Chicago (Illinois)
7.045%, 01/01/2029	85,000	93,964
7.375%, 01/01/2033	65,000	74,465
Municipal Electric Authority of Georgia
6.637%, 04/01/2057	15,000	18,948
State of California
7.350%, 11/01/2039	120,000	177,882
7.600%, 11/01/2040	130,000	205,429
State of Illinois, GO
5.163%, 02/01/2018	15,000	15,069
5.375%, 07/01/2018	75,000	76,201
5.665%, 03/01/2018	170,000	171,440
5.877%, 03/01/2019	40,000	41,387
TOTAL MUNICIPAL BONDS (Cost
$928,503)		$947,875

COLLATERALIZED MORTGAGE
OBLIGATIONS – 12.5%
Commercial and residential – 12.1%
Alternative Loan Trust
Series 2005-72, Class A1 (1 month
LIBOR + 0.270%),
1.599%, 01/25/2036 (F)	159,784	151,487
Series 2005-7CB, Class 2A8 (1 month
LIBOR + 0.450%),
1.779%, 04/25/2035 (F)	231,653	207,050
American Home Mortgage Assets Trust
Series 2006-2, Class 2A1 (1 month
LIBOR + 0.190%)
1.519%, 09/25/2046 (F)	137,194	120,500
Angel Oak Mortgage Trust LLC
Series 2017-1, Class A1,
2.810%, 01/25/2047 (C)(F)	33,321	33,156
Series 2017-3, Class A1,
2.708%, 11/25/2047 (C)(F)	90,000	89,999
BBCMS Mortgage Trust
Series 2017-C1, Class XA IO,
1.692%, 02/15/2050	4,752,646	498,581
Series 2017-DELC, Class A (1 month
LIBOR + 0.850%),
2.100%, 08/15/2036 (C)(F)	268,000	267,529
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class XA IO,
1.199%, 07/10/2047	4,467,300	238,724
Series 2015-GC29, Class AA IO,
1.294%, 04/10/2048	3,964,790	232,012
Series 2015-P1, Class A5,
3.717%, 09/15/2048	200,000	208,967
COLT Mortgage Loan Trust
Series 2016-3, Class A1
2.800%, 12/26/2046 (C)(F)	381,728	382,399
Commercial Mortgage Trust
(Citigroup/Deutsche Bank AG)
Series 2017-CD3, Class A4
3.631%, 02/10/2050	225,000	233,909
Deephaven Residential Mortgage Trust
Series 2017-2A, Class A1,
2.453%, 06/25/2047 (C)(F)	81,058	80,335
Series 2017-3A, Class A1,
2.577%, 10/25/2047 (C)(F)	105,000	104,994
FREMF Mortgage Trust
Series 2012-K706, Class B,
4.169%, 11/25/2044 (C)(F)	500,000	505,706
Series 2017-K65, Class B,
4.214%, 05/25/2027 (C)(F)	80,000	82,135
Series 2017-K66, Class B,
4.172%, 07/25/2027 (C)(F)	70,000	71,638
Series 2017-K67, Class B,
4.079%, 09/25/2049 (C)(F)	40,000	40,954
Series 2017-K68, Class B,
3.976%, 08/25/2027 (C)(F)	45,000	45,705
Series 2017-K69, Class B,
3.726%, 10/25/2049 (C)(F)	60,000	60,595
Series 2017-K69, Class C,
3.726%, 10/25/2049 (C)(F)	20,000	19,029
Series 2017-K725, Class B,
4.012%, 02/25/2024 (C)(F)	50,000	50,965
Series 2017-K726, Class B,
4.107%, 07/25/2049 (C)(F)	90,000	91,000
Series 2017-K728, Class B,
3.647%, 09/25/2024 (C)(F)	60,000	58,983
General Electric Capital Assurance
Company
Series 2003-1, Class A5
5.743%, 05/12/2035 (C)(F)	32,720	33,379
GSR Mortgage Loan Trust
Series 2007-1F, Class 4A1 (1 month
LIBOR + 0.300%)
1.629%, 01/25/2037 (F)	155,918	89,724
IndyMac INDX Mortgage Loan Trust
Series 2006-AR27, Class 2A2 (1
month LIBOR + 0.200%)
1.529%, 10/25/2036 (F)	51,659	48,495
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2008-C2, Series A4,
6.068%, 02/12/2051	261,196	261,046
Series 2015-JP1, Class A5,
3.914%, 01/15/2049	217,000	229,459
LSTAR Securities Investment, Ltd.
Series 2017-2, Class A1 (1 month
LIBOR + 2.000%),
3.361%, 02/01/2022 (C)(F)	649,346	649,304
Series 2017-6, Class A (1 month
LIBOR + 1.750%),
3.111%, 09/01/2022 (C)(F)	79,506	79,494
Series 2017-7, Class A (1 month
LIBOR + 1.750%),
2.992%, 10/01/2022 (C)(F)	317,927	316,697

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
LSTAR Securities
Investment, Ltd. (continued)
Series 2017-8, Class A (1 month
LIBOR + 1.650%),
2.993%, 11/01/2022 (C)(F)	$105,000	$104,892
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2014-C19, Class XA IO
1.275%, 12/15/2047	2,966,031	142,690
Mortgage Repurchase Agreement
Financing Trust
Series 2016-5, Class A (1 month
LIBOR + 1.170%)
2.416%, 06/10/2019 (C)(F)	378,000	377,928
New Residential Mortgage Loan Trust
Series 2016-4A, Class A1,
3.750%, 11/25/2056 (C)(F)	1,178,725	1,207,378
Series 2017-2A, Class A3,
4.000%, 03/25/2057 (C)(F)	313,126	323,629
RALI Series Trust
Series 2007-QH9, Class A1
2.377%, 11/25/2037 (F)	194,027	168,628
Sequoia Mortgage Trust
Series 2007-3, Class 2AA1
3.605%, 07/20/2037 (F)	27,067	26,062
Wells Fargo Commercial Mortgage Trust
Series 2015-LC22, Class A4,
3.839%, 09/15/2058	189,000	198,429
Series 2015-NXS1, Class D,
4.239%, 05/15/2048 (F)	80,000	70,391
Series 2015-NXS1, Class XA IO,
1.314%, 05/15/2048	3,994,035	230,606
Series 2015-NXS3, Class XA IO,
1.320%, 09/15/2057	9,092,567	506,310
Series 2017-RB1, Class A5,
3.635%, 03/15/2050	222,000	230,599
		9,171,492
U.S. Government Agency – 0.4%
Federal Home Loan Mortgage Corp.
Series 2895, Class EK,
4.000%, 11/15/2019	6,825	6,900
Series K064, Class X1 IO,
0.745%, 03/25/2027	673,832	32,301
Series K068, Class A2,
3.244%, 08/25/2027	150,000	154,088
Federal National Mortgage Association
Series 2014-04, Class 1M2 (1 month
LIBOR + 4.900%),
6.228%, 11/25/2024 (F)	46,379	52,610
Series 2015-04, Class 1M2 (1 month
LIBOR + 5.700%),
7.029%, 04/25/2028 (F)	28,012	31,715
Government National Mortgage
Association
Series 2006-38, Class XS IO
5.987%, 09/16/2035	14,569	2,023
		279,637
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $9,489,385)		$9,451,129

ASSET BACKED SECURITIES – 22.2%
Anchorage Capital CLO 9, Ltd.
Series 2016-9A, Class A (3 month
LIBOR + 1.510%)
2.869%, 01/15/2029 (C)(F)	815,000	818,979
Apidos CLO XVII
Series 2014-17A, Class A2R (3 month
LIBOR + 1.850%)
3.203%, 04/17/2026 (C)(F)	1,130,000	1,132,562
Bayview Opportunity Master Fund IIIa
Trust
Series 2017-RN7, Class A1
3.105%, 09/28/2032 (C)	89,082	89,042
Bayview Opportunity Master Fund IVa
Trust
Series 2017-SPL1, Class A
4.000%, 10/28/2064 (C)(F)	192,419	198,824
Bayview Opportunity Master Fund IVb
Trust
Series 2017-NPL2, Class A1
2.981%, 10/28/2032 (C)	194,990	194,939
BlueMountain CLO, Ltd.
Series 2015-3A, Class A1 (3 month
LIBOR + 1.480%)
2.843%, 10/20/2027 (C)(F)	1,334,000	1,335,217
CAL Funding II, Ltd.
Series 2012-1A, Class A
3.470%, 10/25/2027 (C)	115,542	115,411
CarMax Auto Owner Trust
Series 2014-2, Class D
2.580%, 11/16/2020	151,000	151,197
Cent CLO 21, Ltd.
Series 2014-21A, Class A1AR (3
month LIBOR + 1.210%)
2.584%, 07/27/2026 (C)(F)	1,110,000	1,112,979
CIFC Funding, Ltd.
Series 2012-2A, Class A3R (3 month
LIBOR + 2.700%)
4.018%, 12/05/2024 (C)(F)	228,000	228,000
CLUB Credit Trust
Series 2017-P2, Class A
2.650%, 01/15/2024 (C)	185,000	184,995
Dryden Senior Loan Fund
Series 2015-38A, Class A (3 month
LIBOR + 1.430%)
2.789%, 07/15/2027 (C)(F)	1,235,000	1,245,085
GreatAmerica Leasing Receivables
Funding LLC
Series 2017-1, Class A2
1.720%, 04/22/2019 (C)	174,999	174,960
GSAA Home Equity Trust
Series 2006-10, Class AF3
5.985%, 06/25/2036 (F)	243,731	126,160
Highbridge Loan Management, Ltd.
Series 2015-6A, Class A (3 month
LIBOR + 1.450%)
2.841%, 05/05/2027 (C)(F)	905,000	905,778
Honor Automobile Trust Securitization
Series 2016-1A, Class A
2.940%, 11/15/2019 (C)	36,653	36,747
Lendmark Funding Trust
Series 2016-2A, Class A
3.260%, 04/21/2025 (C)	1,040,000	1,044,619
MFRA Trust
Series 2017-NPL1, Class A1
3.352%, 11/25/2047 (C)	190,000	190,000

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
ASSET BACKED SECURITIES (continued)
Nationstar HECM Loan Trust
Series 2017-1A, Class A
1.968%, 05/25/2027 (C)		$59,166	$59,112
New Residential Advance Receivables
Trust
Series 2017-T1, Class AT1
3.214%, 02/15/2051 (C)		1,235,000	1,226,165
Oak Hill Advisors Residential Loan Trust
Series 2017-NPL1, Class A1
3.000%, 06/25/2057 (C)		98,121	98,159
Prosper Marketplace Issuance Trust
Series 2017-3A, Class A
2.360%, 11/15/2023 (C)		100,000	99,824
SoFi Consumer Loan Program LLC
Series 2016-2A, Class A
3.090%, 10/27/2025 (C)		620,552	624,712
Series 2016-3, Class A
3.050%, 12/26/2025 (C)		681,256	686,251
Series 2017-1, Class A
3.280%, 01/26/2026 (C)		500,940	506,396
Sound Point CLO XV, Ltd.
Series 2017-1A, Class A (3 month
LIBOR + 1.390%)
2.753%, 01/23/2029 (C)(F)		585,000	589,166
Soundview Home Loan Trust
Series 2006-3, Class A4 (1 month
LIBOR + 0.250%)
1.579%, 11/25/2036 (F)		195,000	170,690
Towd Point Mortgage Trust
Series 2016-3, Class A1
2.250%, 04/25/2056 (C)(F)		753,986	748,130
Treman Park CLO, Ltd.
Series 2015-1A, Class AR (3 month
LIBOR + 1.370%)
2.733%, 04/20/2027 (C)(F)		1,370,000	1,371,030
U.S. Residential Opportunity Fund IV
Trust
Series 2017-1III, Class A
3.352%, 11/27/2037 (C)		140,000	140,000
Venture XXI CLO, Ltd.
Series 2015-21A, Class AR (3 month
LIBOR + 0.880%)
2.239%, 07/15/2027 (C)(F)		571,000	572,088
VOLT LX LLC
Series 2017-NPL7, Class A1
3.250%, 04/25/2059 (C)		71,367	71,625
VOLT LXII LLC
Series 2017-NPL9, Class A1
3.125%, 09/25/2047 (C)		98,547	98,752
VOLT LXIII LLC
Series 2017-NP10, Class A1
3.000%, 10/25/2047 (C)		100,000	100,038
VOLT LXIV LLC
Series 2017-NP11, Class A1
3.375%, 10/25/2047 (C)		266,303	266,432
Westlake Automobile Receivables Trust
Series 2017-2A, Class D
3.280%, 12/15/2022 (C)		150,000	148,979
TOTAL ASSET BACKED SECURITIES (Cost
$16,832,392)			$16,863,043

SECURITIES LENDING COLLATERAL – 0.0%
John Hancock Collateral Trust,
1.2290% (G)(H)		2,469	24,699
TOTAL SECURITIES LENDING
COLLATERAL (Cost $24,701)			$24,699

SHORT-TERM INVESTMENTS – 2.7%
Foreign government – 1.9%
Argentina Treasury Bill
2.763%, 01/26/2018 *		29,484	29,353
2.967%, 06/15/2018 *		141,055	138,612
3.032%, 05/24/2018 *		42,775	42,148
3.099%, 12/15/2017 *		74,788	74,720
3.195%, 04/27/2018 *		74,608	73,657
Egypt Treasury Bill
14.846%, 10/16/2018 *	EGP	1,050,000	51,569
Japan Treasury Discount Bill
(0.166)%, 01/15/2018 *	JPY	112,300,000	998,030
			1,408,089
Repurchase agreement – 0.8%
Societe Generale SA Tri-Party
Repurchase Agreement dated 11-30-17
at 1.030% to be repurchased at
$600,017 on 12-1-17, collateralized by
$526,300 U.S. Treasury Bonds,
3.625% due 8-15-43 (valued at
$612,108, including interest)		$600,000	600,000
TOTAL SHORT-TERM INVESTMENTS (Cost $2,005,626)			$2,008,089
Total Investments (Investment Quality Bond Fund)
(Cost $97,036,678) – 128.3%			$97,178,075
Other assets and liabilities, net – (28.3%)			(21,423,049)
TOTAL NET ASSETS – 100.0%			$75,755,026
SALE COMMITMENTS
OUTSTANDING - (2.5)%
U.S. Government Agency - (2.5)%
Federal Home Loan Mortgage Corp.
3.000%, TBA (B)		$(1,900,000)	$(1,895,535)
TOTAL SALE COMMITMENTS OUTSTANDING (Cost
$(1,906,383))			$(1,895,535)

Currency Abbreviations

ARS	Argentine Peso
EGP	Egyptian Pound
EUR	Euro
JPY	Japanese Yen

Security Abbreviations and Legend

GO	General Obligation
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $27,206,955 or 35.9% of the fund’s net assets as of 11-30-17.
(D)	A portion of this security is on loan as of 11-30-17. The value of securities on loan amounted to $23,988.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	The rate shown is the annualized seven-day yield as of 11-30-17.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
10-Year U.S. Treasury Note Futures	5	Long	Mar 2018	$624,382	$620,234	$(4,148)
10-Year Ultra U.S. Treasury Bond Futures	2	Long	Mar 2018	268,582	266,344	(2,238)
5-Year U.S. Treasury Note Futures	57	Long	Mar 2018	6,658,231	6,631,594	(26,637)
Ultra U.S. Treasury Bond Futures	11	Long	Mar 2018	1,829,161	1,813,625	(15,536)
German Euro BUND Futures	3	Short	Dec 2017	(579,350)	(581,032)	(1,682)
U.K. Long Gilt Bond Futures	7	Short	Mar 2018	(1,177,430)	(1,170,097)	7,333
						$(42,908)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
EGP	150,000	USD	7,641	Citibank N.A.	3/29/2018	$651	—
USD	7,677	EGP	150,000	Goldman Sachs International	3/29/2018	—	($616)
USD	141,405	EUR	119,000	Goldman Sachs International	12/29/2017	—	(488)
USD	141,003	EUR	119,000	JPMorgan Chase Bank N.A.	12/29/2017	—	(890)
USD	1,001,275	JPY	112,300,000	Citibank N.A.	1/16/2018	938	—
						$1,589	($1,994)

SWAPS

Interest rate swaps

								Unamortized
					Fixed	Floating		upfront	Unrealized
Counterparty (OTC)/	Notional		Payments	Payments	payment	payment	Maturity	payment paid	appreciation
Centrally cleared	amount	Currency	made	received	frequency	frequency	date	(received)	(depreciation)	Value
JPMorgan Chase Bank, N.A.	2,480,000	USD	Fixed 4.318%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2028	—	$(499,598)	$(499,598)
								—	$(499,598)	$(499,598)
Centrally cleared	635,000	USD	Fixed 2.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2047	$(14,323)	(5,043)	(19,366)
								$(14,323)	$(5,043)	$(19,366)
								$(14,323)	$(504,641)	$(518,964)

Credit default swaps - Buyer

								Unamortized
								upfront
				USD	Pay	Fixed		payment	Unrealized
Counterparty (OTC)/	Reference	Notional		notional	fixed	payment	Maturity	paid	appreciation
Centrally cleared	obligation	amount	Currency	amount	rate	frequency	date	(received)	(depreciation)	Value
Centrally cleared	CDX-EMS28V1-5Y	260,000	USD	$260,000	1.000%	Quarterly	Dec 2022	$8,938	$253	$9,191
				$260,000				$8,938	$253	$9,191

Credit default swaps - Seller

									Unamortized
		Implied			USD		Fixed		upfront	Unrealized
Counterparty (OTC)/	Reference	credit	Notional		notional	Received	payment	Maturity	payment paid	appreciation
Centrally cleared	obligation	spread	amount	Currency	amount	fixed rate	frequency	date	(received)	(depreciation)	Value
Deutsche Bank AG	CMBX.NA.BBB-.6	7.099%	35,000	USD	$35,000	3.000%	Monthly	May 2063	$(5,962)	$439	$(5,523)
Goldman Sachs International	CMBX.NA.BBB-.6	7.099%	40,000	USD	40,000	3.000%	Monthly	May 2063	(6,767)	455	(6,312)

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

Credit default swaps - Seller (continued)

									Unamortized
		Implied			USD		Fixed		upfront	Unrealized
Counterparty (OTC)/	Reference	credit	Notional		notional	Received	payment	Maturity	payment paid	appreciation
Centrally cleared	obligation	spread	amount	Currency	amount	fixed rate	frequency	date	(received)	(depreciation)	Value
Morgan Stanley and Company
International	CMBX.NA.BBB-.6	7.099%	70,000	USD	$70,000	3.000%	Monthly	May 2063	$(11,526)	$471	(11,055)
Morgan Stanley and Company
International	CMBX.NA.BBB-.6	7.099%	35,000	USD	35,000	3.000%	Monthly	May 2063	(5,859)	324	(5,535)
Morgan Stanley and Company
International	CMBX.NA.BBB-.6	7.099%	30,000	USD	30,000	3.000%	Monthly	May 2063	(5,118)	384	(4,734)
Morgan Stanley and Company
International	CMBX.NA.BBB-.6	7.099%	20,000	USD	20,000	3.000%	Monthly	May 2063	(3,414)	258	(3,156)
					$230,000				$(38,646)	$2,331	$(36,315)
Centrally cleared	CDX-NAIGS29V1-5Y	0.520%	1,140,000	USD	1,140,000	1.000%	Quarterly	Dec 2022	23,728	4,549	28,277
Centrally cleared	ITRAXX-EUROPES28V1-5Y	0.478%	110,000	EUR	129,764	1.000%	Quarterly	Dec 2022	2,620	1,073	3,693
Centrally cleared	ITRAXX-XOVERS28V1-5Y	2.310%	50,000	EUR	59,015	5.000%	Quarterly	Dec 2022	6,374	1,646	8,020
Centrally cleared	CDX-NAHYS29V1-5Y	3.182%	290,000	USD	290,000	5.000%	Quarterly	Dec 2022	21,172	4,621	25,793
					$1,618,779				$53,894	$11,889	$65,783
					$1,848,779				$15,248	$14,220	$29,468

Derivatives currency abbreviations

EGP	Egyptian Pound
EUR	Euro
JPY	Japanese Yen
USD	U.S. Dollar

Derivatives abbreviations

BBA	The British Banker’s Association
LIBOR	London Interbank Offered Rate

OTC is an abbreviation for over-the-counter. See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Mid Cap Stock Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 88.3%
Consumer discretionary – 15.0%
Automobiles – 0.8%
Tesla, Inc. (A)(B)	41,932	$12,950,698
Diversified consumer services – 0.1%
The Honest Company, Inc. (A)(C)(D)	60,870	965,398
Hotels, restaurants and leisure – 8.4%
Dave & Buster’s Entertainment, Inc. (A)	302,898	16,062,681
Hilton Worldwide Holdings, Inc.	609,605	47,280,964
Marriott Vacations Worldwide Corp.	105,049	14,102,828
Melco Resorts &
Entertainment, Ltd., ADR	1,568,864	40,963,039
Wynn Resorts, Ltd.	124,967	19,754,783
		138,164,295
Internet and direct marketing retail – 3.0%
Netflix, Inc. (A)	76,076	14,270,336
Wayfair, Inc., Class A (A)(B)	489,707	34,274,593
		48,544,929
Media – 0.9%
Liberty Media Corp.-Liberty Formula
One, Series C (A)	425,432	15,485,725
Multiline retail – 1.8%
Dollar Tree, Inc. (A)	287,913	29,585,940
Specialty retail – 0.0%
Jand, Inc., Class A (A)(C)(D)	57,523	534,389
		246,231,374
Consumer staples – 3.1%
Beverages – 1.1%
Monster Beverage Corp. (A)	288,037	18,051,279
Food products – 2.0%
Blue Buffalo Pet Products, Inc. (A)(B)	1,083,247	33,266,515
		51,317,794
Energy – 1.3%
Energy equipment and services – 0.5%
Baker Hughes, a GE Company	267,437	7,950,902
Oil, gas and consumable fuels – 0.8%
Newfield Exploration Company (A)	456,107	14,107,390
		22,058,292
Financials – 2.7%
Capital markets – 2.7%
TD Ameritrade Holding Corp.	853,944	43,696,314
Health care – 17.0%
Biotechnology – 4.0%
Exact Sciences Corp. (A)(B)	559,913	33,303,625
Incyte Corp. (A)	77,542	7,675,883
Ionis Pharmaceuticals, Inc. (A)(B)	363,423	20,166,342
TESARO, Inc. (A)(B)	61,081	5,167,453
		66,313,303
Health care equipment and supplies – 10.6%
Align Technology, Inc. (A)	192,126	50,121,831
DexCom, Inc. (A)	332,144	19,407,174
Edwards Lifesciences Corp. (A)	239,553	28,075,612
Hologic, Inc. (A)	684,373	28,552,042

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Insulet Corp. (A)	670,397	$48,087,577
		174,244,236
Health care technology – 1.0%
Veeva Systems, Inc., Class A (A)	259,784	15,641,595
Pharmaceuticals – 1.4%
Eisai Company, Ltd.	193,440	10,970,622
Ono Pharmaceutical Company, Ltd.	499,730	11,409,370
		22,379,992
		278,579,126
Industrials – 12.4%
Airlines – 1.1%
JetBlue Airways Corp. (A)	804,703	17,276,973
Commercial services and supplies – 2.2%
Clean Harbors, Inc. (A)	289,751	15,605,989
The Brink’s Company	252,712	20,431,765
		36,037,754
Construction and engineering – 1.0%
Williams Scotsman Corp. (A)	1,556,480	16,343,040
Electrical equipment – 1.2%
Rockwell Automation, Inc.	104,900	20,254,092
Machinery – 3.1%
IDEX Corp.	216,510	29,352,261
The Middleby Corp. (A)	175,205	22,342,142
		51,694,403
Professional services – 1.7%
TransUnion (A)	506,784	28,136,648
Road and rail – 1.1%
Knight-Swift Transportation
Holdings, Inc.	411,186	17,549,418
Trading companies and distributors – 1.0%
AerCap Holdings NV (A)	309,592	16,089,496
		203,381,824
Information technology – 33.7%
Communications equipment – 4.3%
Arista Networks, Inc. (A)	221,275	51,583,628
Harris Corp.	129,281	18,681,105
		70,264,733
Electronic equipment, instruments and components – 2.2%
Universal Display Corp.	80,419	14,555,839
Zebra Technologies Corp., Class A (A)	194,127	21,416,091
		35,971,930
Internet software and services – 5.7%
CoStar Group, Inc. (A)	144,968	44,210,891
GoDaddy, Inc., Class A (A)	539,886	26,265,454
Zillow Group, Inc., Class C (A)	554,913	22,773,628
		93,249,973
IT services – 1.2%
Global Payments, Inc.	197,034	19,813,739
Semiconductors and semiconductor equipment – 6.8%
Advanced Micro Devices, Inc. (A)(B)	1,274,098	13,874,927
Cavium, Inc. (A)	224,651	19,203,167
Microchip Technology, Inc.	511,443	44,490,427
NVIDIA Corp.	85,311	17,122,771
Teradyne, Inc.	424,323	17,172,352
		111,863,644
Software – 13.5%
Autodesk, Inc. (A)	205,902	22,587,449
Birst, Inc. (A)(D)	748,062	142,133
DraftKings, Inc. (A)(C)(D)	2,143,227	3,322,002
Guidewire Software, Inc. (A)	611,428	45,484,129
PTC, Inc. (A)	291,219	18,544,826
ServiceNow, Inc. (A)	521,644	64,162,212
Workday, Inc., Class A (A)	525,896	54,167,288
Zynga, Inc., Class A (A)	3,205,616	13,143,026
		221,553,065
		552,717,084
Materials – 3.1%
Chemicals – 0.6%
Platform Specialty Products Corp. (A)	952,539	9,477,763
Containers and packaging – 2.5%
International Paper Company	419,638	23,755,707
Packaging Corp. of America	148,429	17,603,679
		41,359,386
		50,837,149
Real estate – 0.0%
Real estate management and development – 0.0%
WeWork Companies, Inc.,
Class A (A)(C)(D)	15,058	780,155
TOTAL COMMON STOCKS (Cost $1,088,996,663)		$1,449,599,112

PREFERRED SECURITIES – 8.0%
Consumer discretionary – 1.1%
Diversified consumer services – 0.3%
The Honest Company, Inc. (A)(C)(D)	142,030	4,588,989
Internet and direct marketing retail –
0.7%
Coupang LLC (A)(C)(D)	2,300,670	11,825,444
One Kings Lane, Inc. (A)(D)	529,764	132,441
		11,957,885
Specialty retail – 0.1%
Jand, Inc., Series D (A)(C)(D)	128,449	1,193,291
		17,740,165
Information technology – 5.2%
Internet software and services – 3.6%
Dropbox, Inc., Series C (A)(C)(D)	20,535	248,884
Lookout, Inc., Series F (A)(C)(D)	392,767	2,985,029
Uber Technologies, Inc. (A)(C)(D)	1,336,524	55,412,285
		58,646,198
Software – 1.6%
Essence Group Holdings
Corp. (A)(C)(D)	2,958,957	6,006,683
MarkLogic Corp., Series F (A)(C)(D)	507,686	5,173,320
Pinterest, Inc., Series G (A)(C)(D)	960,835	7,398,430
Zuora, Inc., Series F (A)(C)(D)	1,640,679	8,400,276
		26,978,709
		85,624,907
Real estate – 1.7%
Real estate management and
development – 1.7%
Redfin Corp. (A)	417,620	9,295,368
WeWork Companies, Inc.,
Series D1 (A)(C)(D)	205,905	10,667,938
WeWork Companies, Inc.,
Series D2 (A)(C)(D)	161,782	8,381,925
		28,345,231
TOTAL PREFERRED SECURITIES (Cost $83,283,584)		$131,710,303

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)

	Shares or
	Principal
	Amount	Value
WARRANTS – 0.1%
Williams Scotsman Corp. (Expiration
Date: 10-16-20; Strike Price:
$11.50) (A)	778,240	$715,981
TOTAL WARRANTS (Cost $669,286)		$715,981

SECURITIES LENDING COLLATERAL – 5.5%
John Hancock Collateral Trust,
1.2290% (E)(F)	8,987,773	89,920,868
TOTAL SECURITIES LENDING COLLATERAL (Cost
$89,921,483)		$89,920,868

SHORT-TERM INVESTMENTS – 3.2%
Repurchase agreement – 3.2%
Societe Generale SA Tri-Party
Repurchase Agreement dated 11-30-17
at 1.030% to be repurchased at
$53,301,525 on 12-1-17, collateralized
by $285 Federal Home Loan
Mortgage Corp., 3.513% - 5.703% due
1-1-20 to 7-1-20 (valued at $288,
including interest), $50,740,700
U.S. Treasury Bills, 0.000% due
11-8-18 (valued at $49,984,325,
including interest), $121,500
U.S. Treasury Bonds, 3.625% due
8-15-43 (valued at $141,309, including
interest) and $4,226,300 U.S. Treasury
Notes, 2.000% - 2.125% due 11-30-20
to 11-30-24 (valued at $4,240,140,
including interest)	$53,300,000	53,300,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $53,300,000)		$53,300,000
Total Investments (Mid Cap Stock Fund)
(Cost $1,316,171,016) – 105.1%		$1,725,246,264
Other assets and liabilities, net – (5.1%)		(83,511,438)
TOTAL NET ASSETS – 100.0%		$1,641,734,826

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 11-30-17. The value of securities on loan amounted to $93,608,076.
(C)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to fund’s investments.
(D)	Security is valued using significant unobservable inputs.
(E)	The rate shown is the annualized seven-day yield as of 11-30-17.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Mid Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 92.6%
Consumer discretionary – 6.5%
Diversified consumer services – 0.8%
Strayer Education, Inc.	117,574	$11,666,868
Leisure products – 0.9%
Mattel, Inc. (A)	683,194	12,468,291
Media – 2.9%
News Corp., Class A	1,414,178	22,853,116
Scholastic Corp.	82,700	3,400,624
Viacom, Inc., Class B	497,133	14,078,807
		40,332,547
Specialty retail – 1.2%
Chico’s FAS, Inc.	671,554	5,923,106
The Gap, Inc.	53,500	1,728,585
Tiffany & Company	101,590	9,600,255
		17,251,946
Textiles, apparel and luxury goods – 0.7%
Ralph Lauren Corp.	100,425	9,555,439
		91,275,091
Consumer staples – 9.8%
Beverages – 1.4%
Carlsberg A/S, Class B	165,487	19,632,278
Food and staples retailing – 2.3%
Sysco Corp.	167,900	9,692,867
The Kroger Company	866,500	22,407,690
		32,100,557
Food products – 5.0%
Archer-Daniels-Midland Company	296,218	11,813,174
Bunge, Ltd.	426,260	28,521,057
Flowers Foods, Inc.	883,969	17,661,701
General Mills, Inc.	207,700	11,747,512
Hostess Brands, Inc. (B)	72,289	1,016,383
		70,759,827
Personal products – 1.1%
Edgewell Personal Care Company (B)	268,569	15,574,316
		138,066,978
Energy – 9.4%
Energy equipment and services – 0.8%
Frank’s International NV (A)	517,185	3,222,063
SEACOR Holdings, Inc. (B)	83,400	3,990,690
SEACOR Marine Holdings, Inc. (B)	154,413	1,891,559
Tidewater, Inc. (B)	93,371	2,407,104
		11,511,416
Oil, gas and consumable fuels – 8.6%
Apache Corp.	417,200	17,451,476
ARC Resources, Ltd.	275,700	3,378,535
Arch Coal, Inc., Class A (A)	7,250	598,560
Cameco Corp.	1,025,800	9,622,004
Canadian Natural Resources, Ltd.	100,997	3,425,818
EQT Corp.	568,662	33,892,255
Hess Corp.	637,323	29,240,379
Murphy Oil Corp.	816,858	22,831,181
		120,440,208
		131,951,624
Financials – 20.8%
Banks – 3.7%
Fifth Third Bancorp	913,000	27,855,630
First Horizon National Corp.	314,191	6,092,163
Popular, Inc.	227,300	8,037,328
Westamerica Bancorporation (A)	168,400	10,412,172
		52,397,293
Capital markets – 2.6%
Lazard, Ltd., Class A	244,800	12,056,400
LPL Financial Holdings, Inc.	80,200	4,157,568
Northern Trust Corp.	195,202	19,086,852

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Waddell & Reed Financial, Inc.,
Class A (A)	57,600	$1,169,280
		36,470,100
Consumer finance – 1.9%
Ally Financial, Inc.	371,341	9,974,219
Synchrony Financial	484,687	17,395,416
		27,369,635
Diversified financial services – 3.9%
Groupe Bruxelles Lambert SA	30,419	3,274,766
Leucadia National Corp.	1,117,460	29,400,373
Pargesa Holding SA	73,613	6,330,983
Voya Financial, Inc.	340,400	15,045,680
		54,051,802
Insurance – 8.1%
Brighthouse Financial, Inc. (B)	50,000	2,939,500
Brown & Brown, Inc.	284,934	14,602,868
CNA Financial Corp.	298,447	16,229,548
Kemper Corp.	174,020	12,007,380
Loews Corp.	451,471	22,699,962
Marsh & McLennan Companies, Inc.	175,600	14,738,108
The Progressive Corp.	240,228	12,775,325
White Mountains Insurance Group, Ltd.	20,124	17,930,283
		113,922,974
Thrifts and mortgage finance – 0.6%
Capitol Federal Financial, Inc.	600,712	8,446,011
		292,657,815
Health care – 12.9%
Biotechnology – 1.5%
Alkermes PLC (B)	253,104	13,234,808
Seattle Genetics, Inc. (A)(B)	124,271	7,571,832
		20,806,640
Health care equipment and supplies – 4.9%
Baxter International, Inc.	369,600	24,219,888
DexCom, Inc. (B)	112,500	6,573,375
Haemonetics Corp. (B)	59,632	3,446,730
Halyard Health, Inc. (B)	102,161	4,958,895
Hologic, Inc. (B)	443,180	18,489,470
Zimmer Biomet Holdings, Inc.	98,730	11,561,283
		69,249,641
Health care providers and services – 3.3%
Cardinal Health, Inc.	60,100	3,557,319
Henry Schein, Inc. (B)	40,000	2,858,000
MEDNAX, Inc. (B)	171,898	8,558,801
Patterson Companies, Inc.	296,900	10,851,695
Select Medical Holdings Corp. (B)	1,148,990	20,279,674
		46,105,489
Pharmaceuticals – 3.2%
Mylan NV (B)	142,200	5,194,564
Perrigo Company PLC	274,700	23,956,587
Zoetis, Inc.	223,109	16,128,550
		45,279,701
		181,441,471
Industrials – 9.5%
Aerospace and defense – 3.1%
Cobham PLC (B)	2,884,972	4,961,412
Textron, Inc.	687,758	38,314,998
		43,276,410
Air freight and logistics – 3.6%
C.H. Robinson Worldwide, Inc. (A)	446,107	38,655,172
Expeditors International of
Washington, Inc.	181,900	11,783,482
		50,438,654
Commercial services and supplies – 0.8%
Cintas Corp.	60,300	9,493,632
Stericycle, Inc. (B)	31,100	2,062,241
		11,555,873
Machinery – 1.5%
AGCO Corp.	55,700	3,942,446
Cummins, Inc.	6,358	1,064,329
Xylem, Inc.	226,910	15,733,939
		20,740,714
Road and rail – 0.5%
Kansas City Southern	66,200	7,423,668
		133,435,319
Information technology – 2.8%
Electronic equipment, instruments and components – 1.3%
AVX Corp.	450,149	8,165,703
National Instruments Corp.	212,769	9,351,198
		17,516,901
Semiconductors and semiconductor equipment – 1.5%
Applied Materials, Inc.	35,300	1,862,781
Marvell Technology Group, Ltd.	872,822	19,498,843
		21,361,624
		38,878,525
Materials – 8.1%
Chemicals – 1.0%
CF Industries Holdings, Inc.	53,269	1,995,989
FMC Corp.	102,200	9,647,680
The Mosaic Company	108,700	2,640,323
		14,283,992
Construction materials – 1.4%
Vulcan Materials Company	157,500	19,789,875
Containers and packaging – 0.6%
WestRock Company	122,076	7,618,763
Metals and mining – 5.1%
Cia de Minas Buenaventura SAA, ADR	181,160	2,534,428
Franco-Nevada Corp.	267,900	21,826,120
Newmont Mining Corp.	953,230	35,259,978
Nucor Corp.	216,200	12,431,500
		72,052,026
		113,744,656
Real estate – 7.2%
Equity real estate investment trusts – 5.7%
Equity Commonwealth (B)	509,498	15,315,510
Equity Residential	176,417	11,788,184
Rayonier, Inc.	895,684	28,258,830
Regency Centers Corp.	105,102	7,126,967
Taubman Centers, Inc.	82,490	4,841,338
Weyerhaeuser Company	362,297	12,818,068
		80,148,897
Real estate management and development – 1.5%
Realogy Holdings Corp.	598,092	16,692,748
The St. Joe Company (B)	199,650	3,753,420
		20,446,168
		100,595,065
Telecommunication services – 0.3%
Wireless telecommunication services – 0.3%
Telephone & Data Systems, Inc.	160,256	4,437,489

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Utilities – 5.3%
Electric utilities – 2.9%
Entergy Corp.	35,202	$3,044,269
FirstEnergy Corp.	918,208	31,347,621
PG&E Corp.	106,400	5,771,136
		40,163,026
Independent power and renewable electricity producers –
2.4%
Calpine Corp. (B)	123,208	1,850,584
NRG Energy, Inc.	925,720	25,596,158
Vistra Energy Corp.	340,200	6,429,780
		33,876,522
		74,039,548
TOTAL COMMON STOCKS (Cost $1,033,530,788)		$1,300,523,581

SECURITIES LENDING COLLATERAL – 2.5%
John Hancock Collateral Trust,
1.2290% (C)(D)	3,486,266	34,879,392
TOTAL SECURITIES LENDING COLLATERAL (Cost
$34,880,170)		$34,879,392

SHORT-TERM INVESTMENTS – 8.2%
Money market funds – 8.2%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
0.9925% (C)	2,000,000	2,000,000
T. Rowe Price Government Money Fund,
1.1216% (C)	112,981,685	112,981,685
		114,981,685
TOTAL SHORT-TERM INVESTMENTS
(Cost $114,981,685)		$114,981,685
Total Investments (Mid Value Fund)
(Cost $1,183,392,643) – 103.3%		$1,450,384,658
Other assets and liabilities, net – (3.3%)		(46,982,220)
TOTAL NET ASSETS – 100.0%		$1,403,402,438
Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	A portion of this security is on loan as of 11-30-17. The value of securities on loan amounted to $34,137,596.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 11-30-17.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Multi-Index Lifestyle Aggressive Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 67.1%
Equity - 67.1%
Strategic Equity Allocation, Class NAV
(JHAM) (B)(C)	12,619,794	$187,908,729
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $166,134,398)		$187,908,729

UNAFFILIATED INVESTMENT COMPANIES - 32.9%
Exchange-traded funds - 32.9%
Financial Select Sector SPDR Fund	185,137	5,094,970
iShares Edge MSCI Min Vol USA ETF	265,597	14,050,081
Vanguard Dividend Appreciation ETF	93,639	9,468,776
Vanguard Energy ETF	37,307	3,525,138
Vanguard FTSE All World ex-US Small-Cap
ETF	47,408	5,577,077
Vanguard FTSE Developed Markets ETF	23,143	1,031,252
Vanguard FTSE Emerging Markets ETF	261,128	11,614,973
Vanguard Health Care ETF	24,194	3,761,925
Vanguard Information Technology ETF	19,507	3,218,850
Vanguard Materials ETF	8,629	1,160,342
Vanguard Mid-Cap ETF	124,618	19,169,987
Vanguard REIT ETF	33,130	2,795,841
Vanguard S&P 500 ETF	13,289	3,233,878
Vanguard Small-Cap ETF	58,376	8,634,395
TOTAL UNAFFILIATED
INVESTMENT COMPANIES (Cost
$81,561,257)		$92,337,485

SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
0.9925% (D)	187,201	187,201
TOTAL SHORT-TERM INVESTMENTS
(Cost $187,201)		$187,201
Total Investments (Multi-Index Lifestyle
Aggressive Portfolio) (Cost $247,882,856) -
100.1%		$280,433,415
Other assets and liabilities, net - (0.1%)		(189,086)
TOTAL NET ASSETS - 100.0%		$280,244,329

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	The rate shown is the annualized seven-day yield as of 11-30-17.

Multi-Index Lifestyle Balanced Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 39.7%
Equity - 39.7%
Strategic Equity Allocation, Class NAV
(JHAM) (B)(C)	21,259,915	$316,560,134
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $277,835,883)		$316,560,134

UNAFFILIATED INVESTMENT COMPANIES - 60.1%
Exchange-traded funds - 60.1%
Financial Select Sector SPDR Fund	373,513	10,279,078
iShares Edge MSCI Min Vol USA ETF	753,260	39,847,454
iShares JP Morgan USD Emerging Markets
Bond ETF	157,758	18,219,471
iShares TIPS Bond ETF	83,400	9,480,912
PowerShares Senior Loan Portfolio	1,102,105	25,403,520
SPDR Bloomberg Barclays High Yield Bond
ETF	1,373,164	50,724,678
SPDR Bloomberg Barclays Short Term High
Yield Bond ETF	119,090	3,303,557
Vanguard Dividend Appreciation ETF	265,575	26,854,944

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Multi-Index Lifestyle Balanced Portfolio (continued)

	Shares or
	Principal
	Amount	Value
UNAFFILIATED INVESTMENT COMPANIES (continued)
Exchange-traded funds (continued)
Vanguard Energy ETF	54,785	$5,176,635
Vanguard FTSE All World ex-US Small-Cap
ETF	64,085	7,538,959
Vanguard FTSE Developed Markets ETF	890	39,658
Vanguard FTSE Emerging Markets ETF	151,696	6,747,438
Vanguard Health Care ETF	33,760	5,249,342
Vanguard Information Technology ETF	30,206	4,984,292
Vanguard Intermediate-Term Bond ETF	469	39,434
Vanguard Intermediate-Term Corporate Bond
ETF	859,347	75,184,269
Vanguard Materials ETF	12,673	1,704,138
Vanguard Mid-Cap ETF	180,654	27,790,005
Vanguard REIT ETF	94,125	7,943,209
Vanguard S&P 500 ETF	165	40,153
Vanguard Short-Term Bond ETF	366,346	29,073,219
Vanguard Short-Term Corporate Bond ETF	405,579	32,296,256
Vanguard Short-Term Inflation-Protected
Securities ETF	383,995	19,000,073
Vanguard Small-Cap ETF	76,529	11,319,404
Vanguard Total Bond Market ETF	755,146	61,551,950
TOTAL UNAFFILIATED
INVESTMENT COMPANIES (Cost
$459,852,786)		$479,792,048

SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
0.9925% (D)	462,638	462,638
TOTAL SHORT-TERM INVESTMENTS
(Cost $462,638)		$462,638
Total Investments (Multi-Index Lifestyle
Balanced Portfolio) (Cost $738,151,307) -
99.9%		$796,814,820
Other assets and liabilities, net - 0.1%		1,002,157
TOTAL NET ASSETS - 100.0%		$797,816,977

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	The rate shown is the annualized seven-day yield as of 11-30-17.

Multi-Index Lifestyle Conservative Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 12.3%
Equity - 12.3%
Strategic Equity Allocation, Class NAV
(JHAM) (B)(C)	1,183,806	$17,626,868
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $15,196,750)		$17,626,868

UNAFFILIATED INVESTMENT COMPANIES - 87.9%
Exchange-traded funds - 87.9%
iShares Edge MSCI Min Vol USA ETF	83,483	4,416,251
iShares JP Morgan USD Emerging Markets
Bond ETF	40,328	4,657,481
iShares TIPS Bond ETF	29,958	3,405,625
PowerShares Senior Loan Portfolio	345,336	7,959,995
SPDR Bloomberg Barclays High Yield Bond
ETF	342,114	12,637,691
SPDR Bloomberg Barclays Short Term High
Yield Bond ETF	25,561	709,062
Vanguard Dividend Appreciation ETF	29,220	2,954,726
Vanguard Energy ETF	4,077	385,236
Vanguard FTSE Developed Markets ETF	163	7,263
Vanguard FTSE Emerging Markets ETF	5,519	245,485
Vanguard Intermediate-Term Bond ETF	92,863	7,807,921
Vanguard Intermediate-Term Corporate Bond
ETF	320,047	28,000,912
Vanguard Materials ETF	945	127,074
Vanguard Mid-Cap ETF	6,979	1,073,580
Vanguard REIT ETF	20,491	1,729,235
Vanguard Short-Term Bond ETF	107,668	8,544,532
Vanguard Short-Term Corporate Bond ETF	151,077	12,030,262
Vanguard Short-Term Inflation-Protected
Securities ETF	138,019	6,829,180
Vanguard Small-Cap ETF	2,304	340,785
Vanguard Total Bond Market ETF	279,206	22,758,081
TOTAL UNAFFILIATED
INVESTMENT COMPANIES (Cost
$124,972,540)		$126,620,377

SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
0.9925% (D)	1,008	1,008
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,008)		$1,008
Total Investments (Multi-Index Lifestyle
Conservative Portfolio) (Cost
$140,170,298) - 100.2%		$144,248,253
Other assets and liabilities, net - (0.2%)		(233,277)
TOTAL NET ASSETS - 100.0%		$144,014,976

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	The rate shown is the annualized seven-day yield as of 11-30-17.

Multi-Index Lifestyle Growth Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 53.3%
Equity - 53.3%
Strategic Equity Allocation, Class NAV
(JHAM) (B)(C)	24,578,343	$365,971,524
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $323,528,911)		$365,971,524

UNAFFILIATED INVESTMENT COMPANIES - 46.7%
Exchange-traded funds - 46.7%
Financial Select Sector SPDR Fund	383,414	10,551,553

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Multi-Index Lifestyle Growth Portfolio (continued)

	Shares or
	Principal
	Amount	Value
UNAFFILIATED INVESTMENT COMPANIES (continued)
Exchange-traded funds (continued)
iShares Edge MSCI Min Vol USA ETF	672,045	$35,551,181
iShares JP Morgan USD Emerging Markets
Bond ETF	85,472	9,871,161
iShares TIPS Bond ETF	34,901	3,967,546
PowerShares Senior Loan Portfolio	444,208	10,238,994
SPDR Bloomberg Barclays High Yield Bond
ETF	580,465	21,442,377
SPDR Bloomberg Barclays Short Term High
Yield Bond ETF	44,203	1,226,191
Vanguard Dividend Appreciation ETF	236,341	23,898,802
Vanguard Energy ETF	69,289	6,547,118
Vanguard FTSE All World ex-US Small-Cap
ETF	88,729	10,438,080
Vanguard FTSE Developed Markets ETF	182,128	8,115,624
Vanguard FTSE Emerging Markets ETF	320,333	14,248,412
Vanguard Health Care ETF	40,250	6,258,473
Vanguard Information Technology ETF	33,590	5,542,686
Vanguard Intermediate-Term Bond ETF	402	33,800
Vanguard Intermediate-Term Corporate Bond
ETF	378,678	33,130,538
Vanguard Materials ETF	16,043	2,157,302
Vanguard Mid-Cap ETF	227,757	35,035,859
Vanguard REIT ETF	80,069	6,757,023
Vanguard S&P 500 ETF	142	34,556
Vanguard Short-Term Bond ETF	165,010	13,095,194
Vanguard Short-Term Corporate Bond ETF	178,753	14,234,101
Vanguard Short-Term Inflation-Protected
Securities ETF	160,780	7,955,394
Vanguard Small-Cap ETF	85,836	12,696,149
Vanguard Total Bond Market ETF	332,627	27,112,427
TOTAL UNAFFILIATED
INVESTMENT COMPANIES (Cost
$298,770,177)		$320,140,541

SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
0.9925% (D)	1,008	1,008
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,008)		$1,008
Total Investments (Multi-Index Lifestyle
Growth Portfolio) (Cost $622,300,096) -
100.0%		$686,113,073
Other assets and liabilities, net - 0.0%		283,855
TOTAL NET ASSETS - 100.0%		$686,396,928

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	The rate shown is the annualized seven-day yield as of 11-30-17.

Multi-Index Lifestyle Moderate Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 26.4%
Equity - 26.4%
Strategic Equity Allocation, Class NAV
(JHAM) (B)(C)	3,950,182	$58,818,208
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $51,900,651)		$58,818,208

UNAFFILIATED INVESTMENT COMPANIES - 73.6%
Exchange-traded funds - 73.6%
iShares Edge MSCI Min Vol USA ETF	221,307	11,707,140
iShares JP Morgan USD Emerging Markets
Bond ETF	58,288	6,731,681
iShares TIPS Bond ETF	32,008	3,638,669
PowerShares Senior Loan Portfolio	402,384	9,274,951
SPDR Bloomberg Barclays High Yield Bond
ETF	514,458	19,004,079
SPDR Bloomberg Barclays Short Term High
Yield Bond ETF	23,769	659,352
Vanguard Dividend Appreciation ETF	78,133	7,900,809
Vanguard Energy ETF	9,028	853,056
Vanguard FTSE Developed Markets ETF	250	11,140
Vanguard FTSE Emerging Markets ETF	3,850	171,248
Vanguard Intermediate-Term Bond ETF	61,422	5,164,362
Vanguard Intermediate-Term Corporate Bond
ETF	386,404	33,806,486
Vanguard Materials ETF	2,097	281,984
Vanguard Mid-Cap ETF	29,322	4,510,603
Vanguard REIT ETF	26,324	2,221,482
Vanguard S&P 500 ETF	46	11,194
Vanguard Short-Term Bond ETF	94,499	7,499,441
Vanguard Short-Term Corporate Bond ETF	182,156	14,505,082
Vanguard Short-Term Inflation-Protected
Securities ETF	147,169	7,281,922
Vanguard Small-Cap ETF	8,494	1,256,348
Vanguard Total Bond Market ETF	337,179	27,483,460
TOTAL UNAFFILIATED
INVESTMENT COMPANIES (Cost
$160,127,726)		$163,974,489

SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
0.9925% (D)	316,860	316,860
TOTAL SHORT-TERM INVESTMENTS
(Cost $316,860)		$316,860
Total Investments (Multi-Index Lifestyle
Moderate Portfolio) (Cost $212,345,237) -
100.1%		$223,109,557
Other assets and liabilities, net - (0.1%)		(324,750)
TOTAL NET ASSETS - 100.0%		$222,784,807

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John
Hancock Asset Management.
(D)	The rate shown is the annualized seven-day yield as of 11-30-17.

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Real Estate Equity Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 96.5%
Consumer discretionary – 1.7%
Hotels, restaurants and leisure – 1.7%
Hotels, resorts and cruise lines – 1.7%
Hilton Worldwide Holdings, Inc.	47,913	$3,716,132
Real estate – 94.8%
Equity real estate investment trusts –
94.8%
Diversified REITs – 1.6%
Alexander & Baldwin, Inc.	50,400	1,464,624
PS Business Parks, Inc.	15,700	2,081,192
		3,545,816
Health care REITs – 2.7%
Healthcare Realty Trust, Inc.	180,361	5,910,430
Hotel and resort REITs – 4.6%
Host Hotels & Resorts, Inc.	190,191	3,763,880
Pebblebrook Hotel Trust	71,806	2,762,377
Sunstone Hotel Investors, Inc.	222,620	3,719,980
		10,246,237
Industrial REITs – 12.7%
DCT Industrial Trust, Inc.	128,339	7,718,307
EastGroup Properties, Inc.	29,701	2,794,270
Prologis, Inc.	213,089	14,112,884
Terreno Realty Corp.	99,561	3,743,494
		28,368,955
Office REITs – 21.8%
Alexandria Real Estate Equities, Inc.	48,005	6,099,515
Boston Properties, Inc.	42,141	5,283,639
Douglas Emmett, Inc.	205,786	8,295,234
Highwoods Properties, Inc.	50,300	2,554,737
Hudson Pacific Properties, Inc.	112,693	4,015,252
JBG SMITH Properties	46,737	1,556,809
Kilroy Realty Corp.	73,844	5,566,361
Paramount Group, Inc.	126,801	2,050,372
SL Green Realty Corp.	77,050	7,876,822
Vornado Realty Trust	68,213	5,294,693
		48,593,434
Residential REITs – 20.9%
American Campus Communities, Inc.	73,103	3,098,105
AvalonBay Communities, Inc.	71,650	12,992,295
Camden Property Trust	95,481	8,715,506
Equity Residential	187,269	12,513,315
Essex Property Trust, Inc.	37,115	9,167,034
		46,486,255
Retail REITs – 25.3%
Acadia Realty Trust	112,655	3,157,720
Federal Realty Investment Trust	34,723	4,590,728
GGP, Inc.	413,354	9,713,819
Kimco Realty Corp.	249,635	4,623,240
Regency Centers Corp.	134,050	9,089,931
Simon Property Group, Inc.	63,247	10,230,200
The Macerich Company	117,742	7,623,795
Urban Edge Properties	202,032	5,161,918
Weingarten Realty Investors	64,332	2,119,739
		56,311,090
Specialized REITs – 5.2%
Public Storage	40,895	8,715,542
Weyerhaeuser Company	79,087	2,798,098
		11,513,640
TOTAL COMMON STOCKS (Cost
$97,301,913)		$214,691,989

SHORT-TERM INVESTMENTS –
3.1%
Money market funds – 3.1%
State Street Institutional
U.S. Government Money Market
Fund, Premier Class, 0.9925% (A)	759,104	$759,104
T. Rowe Price Government Money Fund,
1.1216% (A)	6,163,197	6,163,197
		6,922,301
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,922,301)		$6,922,301
Total Investments (Real Estate Equity
Fund)
(Cost $104,224,214) – 99.6%		$221,614,290
Other assets and liabilities, net – 0.4%		871,698
TOTAL NET ASSETS – 100.0%		$222,485,988

Security Abbreviations and Legend

(A)	The rate shown is the annualized seven-day yield as of 11-30-17.

Real Estate Securities Fund
	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 100.0%
Consumer discretionary – 2.4%
Hotels, restaurants and leisure – 2.4%
Hotels, resorts and cruise lines – 2.4%
Extended Stay America, Inc.	640,885	$11,196,261
Information technology – 2.7%
IT services – 2.7%
IT consulting and other services –
2.7%
InterXion Holding NV (A)	186,477	10,765,316
Switch, Inc., Class A (A)	106,262	1,821,331
Real estate – 94.9%
Equity real estate investment trusts –
94.9%
Diversified REITs – 4.9%
Empire State Realty Trust, Inc., Class A	341,058	6,923,477
Forest City Realty Trust, Inc., Class A	130,095	3,115,775
STORE Capital Corp.	504,121	13,016,404
		23,055,656
Health care REITs – 8.7%
CareTrust REIT, Inc.	359,030	6,541,527
Healthcare Realty Trust, Inc.	312,608	10,244,164
Ventas, Inc.	206,119	13,193,677
Welltower, Inc.	164,881	11,122,872
		41,102,240
Hotel and resort REITs – 6.8%
MGM Growth Properties LLC, Class A	301,482	8,827,393
Pebblebrook Hotel Trust	253,392	9,747,990
Sunstone Hotel Investors, Inc.	812,760	13,581,220
		32,156,603
Industrial REITs – 10.0%
Duke Realty Corp.	363,513	10,225,621
EastGroup Properties, Inc.	125,329	11,790,952
Prologis, Inc.	198,244	13,129,700
Rexford Industrial Realty, Inc.	390,343	12,245,060
		47,391,333
Office REITs – 12.3%
Alexandria Real Estate Equities, Inc.	159,331	20,244,597

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Real Estate Securities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Boston Properties, Inc.	146,039	$18,310,370
Douglas Emmett, Inc.	298,970	12,051,481
Hudson Pacific Properties, Inc.	208,215	7,418,700
		58,025,148
Residential REITs – 15.5%
Camden Property Trust	203,805	18,603,320
Equity LifeStyle Properties, Inc.	183,339	16,557,345
Equity Residential	270,597	18,081,292
Essex Property Trust, Inc.	25,699	6,347,396
Invitation Homes, Inc.	226,392	5,331,532
Mid-America Apartment
Communities, Inc.	79,515	8,145,517
		73,066,402
Retail REITs – 16.8%
Agree Realty Corp.	180,599	8,928,815
GGP, Inc.	337,430	7,929,605
Regency Centers Corp.	112,829	7,650,934
Retail Properties of America, Inc.,
Class A	681,492	8,900,286
Simon Property Group, Inc.	157,862	25,534,179
Taubman Centers, Inc.	37,865	2,222,297
The Macerich Company	151,116	9,784,761
Urban Edge Properties	259,560	6,631,758
Weingarten Realty Investors	62,850	2,070,908
		79,653,543
Specialized REITs – 19.9%
American Tower Corp.	77,028	11,086,640
CoreSite Realty Corp.	113,555	12,886,221
Equinix, Inc.	50,788	23,590,518
Extra Space Storage, Inc.	172,269	14,704,882
Four Corners Property Trust, Inc.	297,123	7,754,910
Public Storage	66,399	14,150,955
Weyerhaeuser Company	279,116	9,875,124
		94,049,250
TOTAL COMMON STOCKS (Cost
$407,730,610)		$472,283,083

SHORT-TERM INVESTMENTS –
0.2%
Money market funds – 0.2%
State Street Institutional
U.S. Government Money Market
Fund, Premier Class, 0.9925% (B)	1,186,965	1,186,965
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,186,965)		$1,186,965
Total Investments (Real Estate
Securities Fund)
(Cost $408,917,575) – 100.2%		$473,470,048
Other assets and liabilities, net – (0.2%)		(958,526)
TOTAL NET ASSETS – 100.0%		$472,511,522

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 11-30-17.

Real Return Bond Fund

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 111.7%
U.S. Government – 102.4%
U.S. Treasury Inflation
Protected Securities
0.125%, 04/15/2019 to 07/15/2026		$198,259,295	$196,537,398
0.125%, 04/15/2021 (A)		97,508,691	96,821,178
0.250%, 01/15/2025		133,059,772	130,933,946
0.375%, 07/15/2023 to 07/15/2027		141,306,322	141,319,734
0.625%, 07/15/2021 to 02/15/2043		190,491,373	192,258,727
0.750%, 02/15/2042 to 02/15/2045		15,216,124	14,724,467
0.875%, 02/15/2047		41,924,523	41,862,506
1.000%, 02/15/2046		19,673,746	20,216,419
1.125%, 01/15/2021		902,480	928,202
1.250%, 07/15/2020		28,175,844	29,055,973
1.375%, 07/15/2018 to 02/15/2044		37,196,539	40,558,596
1.625%, 01/15/2018		2,002,515	2,001,394
1.750%, 01/15/2028		14,547,683	16,171,460
1.875%, 07/15/2019		22,306,168	22,984,737
2.000%, 01/15/2026		14,569,458	16,254,515
2.125%, 02/15/2040 to 02/15/2041		34,485,823	43,711,626
2.375%, 01/15/2025 (A)		123,340,102	139,688,061
2.375%, 01/15/2027		2,447,380	2,835,991
2.500%, 01/15/2029		65,803,150	78,820,166
3.625%, 04/15/2028 (A)		84,088,410	109,226,557
3.875%, 04/15/2029		15,769,371	21,244,500
U.S. Treasury Notes
1.875%, 04/30/2022		100,000	98,992
2.000%, 02/15/2025		2,000,000	1,955,859
2.125%, 12/31/2021 to 07/31/2024		21,300,000	21,072,184
2.250%, 11/15/2024		1,900,000	1,891,613
2.500%, 05/15/2024		4,500,000	4,555,898
			1,387,730,699
U.S. Government Agency – 9.3%
Federal National Mortgage Association
2.144%, (12 month Treasury Average
Index + 1.200%), 10/01/2044 (B)		22,062	22,225
3.500%, TBA (A)		49,500,000	50,676,877
4.000%, TBA (A)		72,000,000	75,171,705
			125,870,807
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $1,522,078,546)			$1,513,601,506

FOREIGN GOVERNMENT
OBLIGATIONS – 3.3%
Argentina – 0.2%
Republic of Argentina
6.875%, 01/26/2027		$3,000,000	3,279,000
Australia – 0.2%
Commonwealth of Australia
3.000%, 09/20/2025	AUD	2,500,000	2,684,444
Canada – 0.2%
Canadian Government Real Return Bond
4.250%, 12/01/2026	CAD	2,829,480	2,959,577
Japan – 0.9%
Development Bank of Japan, Inc.
2.125%, 09/01/2022 (C)		$1,100,000	1,080,449
Government of Japan, CPI Linked Bond
0.100%, 03/10/2027	JPY	1,045,210,400	9,769,971
Japan Bank for International Cooperation
2.375%, 07/21/2022		$600,000	595,251
			11,445,671
New Zealand – 0.2%
Dominion of New Zealand, Index
Linked Bond
2.111%, 09/20/2025	NZD	3,600,000	2,723,269

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
New Zealand (continued)
Dominion of New Zealand, Index
Linked Bond (continued)
3.139%, 09/20/2030	NZD	600,000	$499,375
			3,222,644
Spain – 0.0%
Autonomous Community of Catalonia
4.950%, 02/11/2020	EUR	300,000	380,518
United Kingdom – 1.6%
Government of United Kingdom
4.250%, 12/07/2027	GBP	900,000	1,547,927
Government of United Kingdom,
Inflation Linked Bond
0.125%, 03/22/2026		9,054,455	14,263,328
0.125%, 03/22/2046		1,287,990	2,742,876
0.125%, 11/22/2056		513,029	1,292,199
0.125%, 11/22/2065		391,872	1,160,972
			21,007,302
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost
$44,702,249)			$44,979,156

CORPORATE BONDS – 4.1%
Consumer discretionary – 0.1%
American Honda Finance Corp. (3
month LIBOR + 0.350%) 1.741%,
11/05/2021 (B)		$500,000	500,352
Time Warner Cable LLC
8.250%, 04/01/2019		100,000	107,535
Volkswagen Group of America
Finance LLC
2.125%, 05/23/2019 (C)		300,000	299,181
			907,068
Consumer staples – 0.1%
BAT Capital Corp. (3 month LIBOR +
0.590%) 2.003%, 08/14/2020 (B)(C)		900,000	904,528
Energy – 0.5%
Enbridge, Inc. (3 month LIBOR +
0.400%) 1.750%, 01/10/2020 (B)		1,000,000	1,002,151
Gazprom OAO
4.625%, 10/15/2018	EUR	500,000	615,181
Kinder Morgan, Inc.
7.250%, 06/01/2018		$100,000	102,534
Petrobras Global Finance BV
4.375%, 05/20/2023		200,000	197,600
5.999%, 01/27/2028 (C)		2,568,000	2,583,536
6.125%, 01/17/2022		700,000	745,500
7.375%, 01/17/2027		1,500,000	1,653,000
			6,899,502
Financials – 2.8%
Ally Financial, Inc.
3.600%, 05/21/2018		5,700,000	5,728,500
6.250%, 12/01/2017		3,200,000	3,200,000
American Tower Corp.
2.800%, 06/01/2020		100,000	100,868
Bank of America NA
1.750%, 06/05/2018		2,200,000	2,200,228
BRFkredit A/S
2.500%, 10/01/2047	DKK	9,486	1,579
4.000%, 01/01/2018		2,500,000	400,810
Credit Suisse Group Funding
Guernsey, Ltd.
3.800%, 09/15/2022		$500,000	516,301
Deutsche Bank AG
4.250%, 10/14/2021		4,200,000	4,370,875
Dexia Credit Local SA
2.375%, 09/20/2022 (C)		2,200,000	2,182,628
General Motors Financial Company, Inc.
2.350%, 10/04/2019		100,000	99,799
HSBC Holdings PLC
6.000%, 03/29/2040	GBP	400,000	721,493
ING Bank NV
2.625%, 12/05/2022 (C)		$1,200,000	1,203,533
Intesa Sanpaolo SpA
6.500%, 02/24/2021 (C)		600,000	663,689
JPMorgan Chase & Co. (7.900% to
4-30-18, then 3 month LIBOR +
3.470%) 04/30/2018 (D)		1,500,000	1,527,000
Lehman Brothers Holdings, Inc.
5.316%, 04/05/2011 (E)	EUR	36,000	2,892
MetLife, Inc.
6.817%, 08/15/2018		$100,000	103,460
Navient Corp.
5.500%, 01/15/2019		900,000	922,050
Nordea Kredit Realkreditaktieselskab
2.000%, 01/01/2018	DKK	100,000	16,011
2.500%, 10/01/2047		3,778	630
Nykredit Realkredit A/S
2.000%, 04/01/2018		5,900,000	950,471
2.500%, 10/01/2047		22,638	3,774
4.000%, 01/01/2018		800,000	128,258
Realkredit Danmark A/S
1.000%, 01/01/2018 to 04/01/2018		13,000,000	2,083,073
2.000%, 01/01/2018 (B)		1,500,000	240,162
2.500%, 07/01/2047		100,759	16,762
Royal Bank of Scotland Group PLC
4.700%, 07/03/2018		$100,000	101,270
The Goldman Sachs Group, Inc. (2.876%
to 10-31-21, then 3 month LIBOR +
0.821%) 10/31/2022		900,000	898,586
The Goldman Sachs Group, Inc. (3
month LIBOR + 1.200%) 2.520%,
09/15/2020 (B)		2,000,000	2,039,060
The Toronto-Dominion Bank
2.250%, 03/15/2021 (C)		1,800,000	1,791,661
UBS AG (3 month LIBOR + 0.320%)
1.637%, 12/07/2018 (B)(C)		2,700,000	2,704,401
UBS AG (3 month LIBOR + 0.580%)
1.897%, 06/08/2020 (B)(C)		2,800,000	2,814,829
UBS AG (4.750% to 5-22-18, then 5
Year U.S. Swap Rate + 3.765%)
05/22/2023		800,000	807,495
			38,542,148
Industrials – 0.1%
AerCap Ireland Capital DAC
3.750%, 05/15/2019		100,000	101,760
4.625%, 10/30/2020		300,000	315,525
International Lease Finance Corp.
5.875%, 04/01/2019		100,000	104,445
6.250%, 05/15/2019		400,000	420,970
8.250%, 12/15/2020		200,000	229,967
Ryder System, Inc.
2.450%, 09/03/2019		100,000	100,323
			1,272,990
Information technology – 0.1%
Dell International LLC
3.480%, 06/01/2019 (C)		200,000	202,570

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
eBay, Inc.
2.750%, 01/30/2023		$700,000	$693,075
VMware, Inc.
2.950%, 08/21/2022		280,000	278,364
3.900%, 08/21/2027		100,000	99,994
			1,274,003
Telecommunication services – 0.4%
AT&T, Inc.
5.150%, 02/14/2050		1,000,000	989,863
5.300%, 08/14/2058		300,000	294,577
AT&T, Inc. (3 month LIBOR + 0.650%)
2.009%, 01/15/2020 (B)		1,000,000	1,004,584
AT&T, Inc. (3 month LIBOR + 0.950%)
2.309%, 07/15/2021 (B)		2,800,000	2,840,012
Telefonica Emisiones SAU
5.877%, 07/15/2019		200,000	211,027
			5,340,063
Utilities – 0.0%
Sempra Energy (3 month LIBOR +
0.450%) 1.732%, 03/15/2021 (B)		900,000	900,036
TOTAL CORPORATE BONDS (Cost
$52,387,189)			$56,040,338

MUNICIPAL BONDS – 0.1%
Tobacco Settlement Finance Authority
(West Virginia)
7.467%, 06/01/2047		600,000	579,306
TOTAL MUNICIPAL BONDS (Cost
$574,326)			$579,306

TERM LOANS (F) – 0.1%
Energy – 0.1%
Petroleo Brasileiro SA (3 month LIBOR
+ 2.140%) 4.000%, 02/19/2020		600,000	595,500
TOTAL TERM LOANS (Cost $581,487)			$595,500

COLLATERALIZED MORTGAGE
OBLIGATIONS – 1.2%
Commercial and residential – 1.2%
Banc of America Alternative Loan Trust
Series 2004-12, Class 1CB1
6.000%, 01/25/2035		2,315,283	2,284,311
Banc of America Mortgage Trust
Series 2005-A, Class 2A2
3.470%, 02/25/2035 (B)		193,221	191,068
Bear Stearns Adjustable Rate
Mortgage Trust
Series 2003-3, Class 3A2,
3.238%, 05/25/2033 (B)		30,136	30,420
Series 2005-5, Class A2 (1 Year CMT
+ 2.150%),
3.580%, 08/25/2035 (B)		123,933	123,418
Bear Stearns ALT-A Trust
Series 2003-3, Class 1A,
3.405%, 10/25/2033 (B)		6,034	6,061
Series 2004-9, Class 6A1,
3.705%, 09/25/2034 (B)		48,654	48,023
Bella Vista Mortgage Trust
Series 2005-1, Class 1A1 (1 month
LIBOR + 0.600%)
1.894%, 01/22/2045 (B)		539,754	517,991
Citicorp Mortgage Securities Trust
Series 2007-3, Class 3A1
5.500%, 04/25/2037		118,778	118,297
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class A1A (1 Year
CMT + 2.400%),
3.430%, 05/25/2035 (B)		18,104	18,166
Series 2005-6, Class A3 (1 Year CMT
+ 1.800%),
2.830%, 09/25/2035 (B)		20,296	19,756
Series 2015-2, Class 1A1 (1 month
LIBOR + 0.200%),
1.438%, 06/25/2047 (B)(C)		1,269,735	1,269,911
Countrywide Alternative Loan Trust
Series 2004-18CB, Class 4A1
5.500%, 09/25/2034		821,878	838,637
CSMC Trust
Series 2015-12R, Class 2A2 (1 month
LIBOR + 0.500%)
1.738%, 11/30/2037 (B)(C)		1,500,000	1,307,200
GSR Mortgage Loan Trust
Series 2004-12, Class 3A6
3.562%, 12/25/2034 (B)		630,781	634,748
HarborView Mortgage Loan Trust
Series 2004-1, Class 2A,
3.291%, 04/19/2034 (B)		2,135,181	2,110,267
Series 2005-9, Class B1 (1 month
LIBOR + 0.600%),
1.883%, 06/20/2035 (B)		1,525,198	1,489,762
JPMorgan Mortgage Trust
Series 2007-A1, Class 4A2
3.729%, 07/25/2035 (B)		132,842	136,530
Marche Mutui SRL
Series 6, Class A1 (3 month
EURIBOR + 2.250%)
1.919%, 01/27/2064 (B)	EUR	9,975	11,908
MASTR Alternative Loan Trust
Series 2006-2, Class 2A1 (1 month
LIBOR + 0.400%)
1.729%, 03/25/2036 (B)		$501,670	99,494
New York Mortgage Trust
Series 2006-1, Class 2A3
3.670%, 05/25/2036 (B)		577,098	561,285
Residential Accredit Loans Trust
Series 2006-QO6, Class A1 (1 month
LIBOR + 0.180%)
1.509%, 06/25/2046 (B)		761,947	353,612
Structured Adjustable Rate Mortgage
Loan Trust
Series 2005-19XS, Class 1A1 (1
month LIBOR + 0.320%)
1.649%, 10/25/2035 (B)		1,369,763	1,331,850
SWAN Trust
Series 2010-1, Class A (1 month
BBSW + 1.300%)
2.950%, 04/25/2041 (B)	AUD	388,855	297,326
Thornburg Mortgage Securities Trust
Series 2007-4, Class 2A1
3.703%, 09/25/2037 (B)		$1,845,786	1,838,616
WaMu Mortgage
Pass-Through Certificates
Series 2006-5, Class 3A6 ,
6.268%, 07/25/2036		575,832	262,492
Series 2007-HY3, Class 4A1,
3.305%, 03/25/2037 (B)		347,839	345,789
			16,246,938

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency – 0.0%
Federal National Mortgage Association
Series 2003-34, Class A1,
6.000%, 04/25/2043		$7,887	$8,815
Series 2004-T3, Class 1A1,
6.000%, 02/25/2044		8,366	9,451
Series 2004-W12, Class 1A1,
6.000%, 07/25/2044		51,450	58,450
Series 2007-63, Class FC (1 month
LIBOR + 0.350%),
1.678%, 07/25/2037 (B)		284,017	283,657
			360,373
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $16,832,859)			$16,607,311

ASSET BACKED SECURITIES – 2.5%
ABFC Trust
Series 2005-WF1, Class M2 (1 month
LIBOR + 0.600%)
1.929%, 10/25/2034 (B)		304,117	301,714
Ares XXXI CLO, Ltd.
Series 2014-31A, Class A1R (3 month
LIBOR + 1.180%)
2.648%, 08/28/2025 (B)(C)		500,000	501,040
Atlas Senior Loan Fund II, Ltd.
Series 2012-2A, Class AR (3 month
LIBOR + 1.230%)
2.608%, 01/30/2024 (B)(C)		487,721	488,486
Bayview Opportunity Master Fund IIIB
Trust
Series 2017-RN2, Class A1
3.475%, 04/28/2032 (B)(C)		323,624	324,855
Cavalry CLO IV, Ltd.
Series 2014-4A, Class AR (3 month
LIBOR + 0.850%)
2.209%, 10/15/2026 (B)(C)		300,000	300,210
CIFC Funding, Ltd.
Series 2012-2A, Class A1R (3 month
LIBOR + 1.350%)
2.668%, 12/05/2024 (B)(C)		908,517	908,517
CIT Mortgage Loan Trust
Series 2007-1, Class 1A (1 month
LIBOR + 1.350%)
2.678%, 10/25/2037 (B)(C)		2,178,965	2,189,757
Citigroup Mortgage Loan Trust, Inc.
Series 2005-HE4, Class M3 (1 month
LIBOR + 0.460%)
1.789%, 10/25/2035 (B)		1,400,000	1,277,758
Series 2006-AMC1, Class A1 (1
month LIBOR + 0.145%)
1.472%, 09/25/2036 (B)(C)		2,540,083	2,439,240
Series 2007-OPX1, Class A5A
5.764%, 01/25/2037		454,042	316,553
Countrywide Asset-Backed Certificates
Series 2005-8, Class M5 (1 month
LIBOR + 0.975%)
2.304%, 12/25/2035 (B)		500,000	504,101
CSMC Trust
Series 2017-1A, Class A
4.500%, 03/25/2021		1,185,903	1,197,989
CVP Cascade CLO-1, Ltd.
Series 2013-CLO1, Class A1R (3
month LIBOR + 1.150%)
2.509%, 01/16/2026 (B)(C)		400,000	400,074
CWABS Asset-Backed Certificates Trust
Series 2005-11, Class MV3 (1 month
LIBOR + 0.530%)
1.859%, 02/25/2036 (B)		1,900,000	1,881,694
Finn Square CLO, Ltd.
Series 2012-1A, Class A1R (3 month
LIBOR + 1.210%)
2.538%, 12/24/2023 (B)(C)		188,501	188,847
First Franklin Mortgage Loan Trust
Series 2006-FF10, Class A5 (1 month
LIBOR + 0.310%)
1.639%, 07/25/2036 (B)		1,500,000	1,417,460
Halcyon Loan Advisors Funding, Ltd.
Series 2015-1A, Class AR (3 month
LIBOR + 0.920%)
2.283%, 04/20/2027 (B)(C)		500,000	499,996
Home Equity Asset Trust
Series 2004-3, Class M1 (1 month
LIBOR + 0.855%)
2.184%, 08/25/2034 (B)		480,561	475,640
Long Beach Mortgage Loan Trust
Series 2006-WL1, Class 1A1 (1
month LIBOR + 0.230%)
1.559%, 01/25/2046 (B)		185,657	185,684
Morgan Stanley ABS Capital I, Inc.
Trust
Series 2004-NC7, Class M3 (1 month
LIBOR + 0.975%)
2.304%, 07/25/2034 (B)		96,119	94,952
Series 2005-HE2, Class M2 (1 month
LIBOR + 0.660%)
1.989%, 01/25/2035 (B)		1,003,645	967,553
Navient Student Loan Trust
Series 2016-7A, Class A (1 Month
LIBOR + 1.150%)
2.478%, 03/25/2066 (B)(C)		1,515,694	1,551,411
Penta CLO 2 BV
Series 2015-2A, Class AR (3 month
EURIBOR + 0.790%)
0.790%, 08/04/2028 (B)(C)	EUR	1,000,000	1,193,223
RASC Series Trust
Series 2005-KS8, Class M4 (1 month
LIBOR + 0.590%)
1.919%, 08/25/2035 (B)		$3,000,000	3,015,291
SLM Student Loan Trust
Series 2008-9, Class A (3 month
LIBOR + 1.500%)
2.867%, 04/25/2023 (B)		4,761,121	4,874,927
Sound Point CLO IX, Ltd.
Series 2015-2A, Class AR (3 month
LIBOR + 0.880%)
2.243%, 07/20/2027 (B)(C)		300,000	300,743
Sound Point CLO VIII, Ltd.
Series 2015-1A, Class AR (3 month
LIBOR + 0.860%)
2.219%, 04/15/2027 (B)(C)		900,000	900,729
Structured Asset Investment Loan Trust
Series 2005-10, Class A1 (1 month
LIBOR + 0.220%)
1.549%, 12/25/2035 (B)		951,369	946,077
Symphony CLO XV, Ltd.
Series 2014-15A, Class AR (3 month
LIBOR + 1.180%)
2.533%, 10/17/2026 (B)(C)		400,000	401,263

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
ASSET BACKED SECURITIES (continued)
Tralee CLO III, Ltd.
Series 2014-3A, Class AR (3 month
LIBOR + 1.030%)
2.393%, 10/20/2027 (B)(C)		$700,000	$700,493
Venture XXI CLO, Ltd.
Series 2015-21A, Class AR (3 month
LIBOR + 0.880%)
2.239%, 07/15/2027 (B)(C)		600,000	601,144
VOLT LV LLC
Series 2017-NPL2, Class A1
3.500%, 03/25/2047 (C)		383,977	385,649
VOLT LVII LLC
Series 2017-NPL4, Class A1
3.375%, 04/25/2047 (C)		465,275	467,894
VOLT LXII LLC
Series 2017-NPL9, Class A1
3.125%, 09/25/2047 (C)		1,773,854	1,777,530
TOTAL ASSET BACKED SECURITIES (Cost
$33,634,011)			$33,978,494

COMMON STOCKS – 0.0%
Financials – 0.0%
Rescap Liquidating Trust (G)		1,029	6,174
TOTAL COMMON STOCKS (Cost
$11,644,767)			$6,174

PURCHASED OPTIONS – 0.0%
Calls – 0.0%
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed
rate of 2.150% and pay a floating rate
based on 3-month LIBOR (Expiration
Date: 6-15-18; Strike Rate: 2.150%;
Counterparty: Deutsche Bank
Securities, Inc.) (G)(H)		1,100,000	6,195
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed
rate of 2.150% and pay a floating rate
based on 3-month LIBOR (Expiration
Date: 6-15-18; Strike Rate: 2.150%;
Counterparty: Deutsche Bank
Securities, Inc.) (G)(H)		1,850,000	10,419
			16,614
Puts – 0.0%
Exchange Traded Option on Eurodollar
Futures (Expiration Date: 3-19-18;
Strike Price: $98.25; Notional
Amount: 1,377,500) (G)		551	65,431
Over the Counter Option on 10 Year
Interest Rate Swap. Receive a floating
rate based on 3-month LIBOR and
pay a fixed rate of 2.765% (Expiration
Date: 7-16-18; Strike Rate: 2.765%;
Counterparty: Morgan Stanley
Company, Inc.) (G)(H)		7,850,000	63,954
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a floating
rate based on 3-month LIBOR and
pay a fixed rate of 2.150 (Expiration
Date: 6-15-18; Strike Rate: 2.150%;
Counterparty: Deutsche Bank
Securities, Inc.) (G)(H)		1,850,000	218,035
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a floating
rate based on 3-month LIBOR and
pay a fixed rate of 2.150% (Expiration
Date: 6-15-18; Strike Rate: 2.150%;
Counterparty: Deutsche Bank
Securities, Inc.) (G)(H)		1,100,000	129,643
Over the Counter Option on an Interest
Rate Cap based on 3-month LIBOR
(Expiration Date: 3-29-18; Strike
Rate: 0.263%; Counterparty: Deutsche
Bank Securities, Inc.) (G)(H)		59,400,000	5,625
Over the Counter Option on an Interest
Rate Cap based on 3-month LIBOR
(Expiration Date: 4-3-18; Strike
Rate: 0.263%; Counterparty: Morgan
Stanley Capital Group, Inc.) (G)(H)		63,300,000	5,516
			488,204
TOTAL PURCHASED OPTIONS (Cost
$793,911)			$504,818

SHORT-TERM INVESTMENTS – 1.6%
Certificate of deposit – 0.6%
Barclays Bank PLC
1.781%, 03/16/2018 *		2,700,000	2,700,000
1.892%, 05/17/2018 *		3,100,000	3,100,000
1.940%, 09/04/2018 *		2,400,000	2,404,067
			8,204,067
Foreign government – 0.8%
Argentina Treasury Bill
2.729%, 03/16/2018 *		2,110,000	2,093,314
2.737%, 05/24/2018 *		200,000	197,354
2.754%, 06/15/2018 *		330,000	325,052
2.754%, 06/29/2018 *		332,000	326,667
2.763%, 05/11/2018 *		300,000	296,308
2.959%, 11/16/2018 *		1,798,000	1,744,532
2.966%, 09/28/2018 *		500,000	487,600
2.966%, 10/12/2018 *		700,000	681,833
2.966%, 10/26/2018 *		600,000	583,736
3.087%, 12/15/2017 *		800,000	799,274
Hellenic Republic Treasury Bill
0.547%, 02/09/2018 *	EUR	2,800,000	3,321,085
			10,856,755
Repurchase agreement – 0.2%
Repurchase Agreement with State Street
Corp. dated 11-30-17 at 0.340% to be
repurchased at $2,419,023 on 12-1-17,
collateralized by $2,350,000
U.S. Treasury Notes, 3.625% due
2-15-20 (valued at $2,468,360,
including interest)		$2,419,000	2,419,000
TOTAL SHORT-TERM INVESTMENTS (Cost $21,394,218)			$21,479,822
Total Investments (Real Return Bond Fund)
(Cost $1,704,623,563) – 124.6%			$1,688,372,425
Other assets and liabilities, net – (24.6%)			(333,181,075)
TOTAL NET ASSETS – 100.0%			$1,355,191,350

SALE COMMITMENTS
OUTSTANDING - (7.8)%
U.S. Government Agency - (7.8)%
Federal National Mortgage Association
3.000%, TBA (A)		$(37,800,000)	$(37,641,765)
3.500%, TBA (A)		(500,000)	(512,897)

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
SALE COMMITMENTS
OUTSTANDING (continued)
U.S. Government Agency (continued)
Federal National
Mortgage Association (continued)
3.500%, TBA (A)	(66,000,000)	(67,653,466)
		(105,808,128)
TOTAL SALE COMMITMENTS OUTSTANDING (Cost
$(106,146,055))		$(105,808,128)

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NZD	New Zealand Dollar

Security Abbreviations and Legend

BBSW	Bank Bill Swap Rate
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Non-income producing - Issuer is in default.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	Non-income producing security.
(H)	For this type of option, notional amounts are equivalent to number of contracts.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
10-Year U.S. Treasury Note Futures	200	Long	Mar 2018	$24,944,008	$24,809,375	$(134,633)
5-Year U.S. Treasury Note Futures	489	Long	Mar 2018	57,118,099	56,892,094	(226,005)
German Euro BUND Futures	23	Long	Mar 2018	4,459,781	4,446,094	(13,687)
10-Year Japan Government Bond Futures	15	Short	Dec 2017	(20,133,899)	(20,115,954)	17,945
Euro-OAT Futures	78	Short	Dec 2017	(14,725,342)	(14,727,123)	(1,781)
German Euro BOBL Futures	21	Short	Dec 2017	(3,289,005)	(3,287,124)	1,881
U.K. Long Gilt Bond Futures	94	Short	Mar 2018	(15,804,158)	(15,712,729)	91,429
U.S. Treasury Long Bond Futures	220	Short	Mar 2018	(33,702,152)	(33,378,125)	324,027
						$59,176

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
AUD	10,181,000	USD	7,727,379	Bank of America, N.A.	12/4/2017	—	($26,472)
BRL	5,033,240	USD	1,577,447	Citibank N.A.	12/4/2017	—	(39,852)
BRL	5,033,240	USD	1,543,181	Nomura Global Financial Products, Inc.	12/4/2017	—	(5,586)
BRL	5,033,240	USD	1,536,492	Nomura Global Financial Products, Inc.	1/3/2018	—	(3,862)
CAD	1,600,000	USD	1,255,880	JPMorgan Chase Bank N.A.	12/4/2017	—	(15,669)
DKK	6,945,000	USD	1,106,482	Goldman Sachs Bank USA	1/2/2018	$6,609	—
DKK	3,940,000	USD	624,697	UBS AG	1/2/2018	6,776	—
EUR	13,488,000	USD	16,037,232	BNP Paribas SA	12/4/2017	16,853	—
GBP	842,000	USD	1,104,215	Citibank N.A.	12/4/2017	34,507	—
GBP	17,696,000	USD	23,518,957	UBS AG	12/4/2017	413,120	—
INR	53,414,260	USD	829,339	BNP Paribas SA	12/4/2017	—	(954)
INR	217,594,174	USD	3,378,487	Citibank N.A.	12/4/2017	—	(3,888)
INR	271,008,434	USD	4,136,938	Credit Suisse International	12/4/2017	66,046	—
INR	152,405,934	USD	2,324,714	Citibank N.A.	3/13/2018	12,804	—
JPY	816,885,149	USD	7,340,320	Standard Chartered Bank	12/4/2017	—	(82,022)
KRW	2,360,317,800	USD	2,175,208	Deutsche Bank AG London	12/4/2017	—	(6,296)

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
KRW	1,117,712,400	USD	1,030,055	JPMorgan Chase Bank N.A.	12/4/2017	—	($2,982)
KRW	3,478,030,200	USD	3,124,073	UBS AG	12/4/2017	$71,912	—
MXN	1,930,000	USD	100,510	Barclays Bank PLC Wholesale	12/15/2017	2,852	—
MXN	26,461,000	USD	1,386,673	Citibank N.A.	12/15/2017	30,458	—
MXN	2,396,000	USD	132,801	Goldman Sachs Bank USA	12/15/2017	—	(4,482)
MXN	1,967,000	USD	103,059	HSBC Bank USA	12/15/2017	2,284	—
MXN	5,215,000	USD	278,369	Deutsche Bank AG London	1/4/2018	—	(52)
MXN	38,370,000	USD	1,934,128	BNP Paribas SA	3/1/2018	93,943	—
USD	7,775,423	AUD	10,181,000	BNP Paribas SA	12/4/2017	74,516	—
USD	7,725,597	AUD	10,181,000	Bank of America, N.A.	1/10/2018	26,243	—
USD	1,543,181	BRL	5,033,240	Citibank N.A.	12/4/2017	5,586	—
USD	1,541,574	BRL	5,033,240	Nomura Global Financial Products, Inc.	12/4/2017	3,979	—
USD	4,210,216	CAD	5,434,000	Goldman Sachs Bank USA	12/4/2017	—	(1,851)
USD	1,831,243	DKK	12,500,000	Goldman Sachs Bank USA	1/2/2018	—	(172,160)
USD	701,347	DKK	4,425,000	JPMorgan Chase Bank N.A.	1/2/2018	—	(7,857)
USD	1,147,027	DKK	7,185,000	UBS AG	1/2/2018	—	(4,528)
USD	1,709,677	DKK	11,472,000	BNP Paribas SA	4/3/2018	—	(139,864)
USD	6,644,213	EUR	5,701,000	BNP Paribas SA	12/4/2017	—	(141,399)
USD	7,055,134	EUR	6,006,000	Deutsche Bank AG London	12/4/2017	—	(93,504)
USD	1,630,674	EUR	1,393,000	JPMorgan Chase Bank N.A.	12/4/2017	—	(27,344)
USD	452,067	EUR	388,000	Morgan Stanley Bank, N.A.	12/4/2017	—	(9,750)
USD	16,079,584	EUR	13,488,000	BNP Paribas SA	1/10/2018	—	(16,575)
USD	174,491	EUR	147,000	Citibank N.A.	1/10/2018	—	(935)
USD	4,355,974	GBP	3,295,000	Citibank N.A.	12/4/2017	—	(100,185)
USD	19,973,741	GBP	15,243,000	UBS AG	12/4/2017	—	(640,898)
USD	23,554,756	GBP	17,696,000	UBS AG	1/10/2018	—	(414,324)
USD	821,000	INR	53,414,260	BNP Paribas SA	12/4/2017	—	(7,385)
USD	3,337,587	INR	217,594,174	Citibank N.A.	12/4/2017	—	(37,013)
USD	4,207,827	INR	271,008,434	Credit Suisse International	12/4/2017	4,842	—
USD	7,177,051	JPY	816,885,149	JPMorgan Chase Bank N.A.	12/4/2017	—	(81,247)
USD	7,357,337	JPY	816,885,149	Standard Chartered Bank	1/10/2018	82,985	—
USD	2,073,000	KRW	2,360,317,800	Deutsche Bank AG London	12/4/2017	—	(95,911)
USD	982,000	KRW	1,117,712,400	JPMorgan Chase Bank N.A.	12/4/2017	—	(45,073)
USD	3,205,262	KRW	3,478,030,200	UBS AG	12/4/2017	9,278	—
USD	3,125,252	KRW	3,478,030,200	UBS AG	3/14/2018	—	(72,787)
USD	613,451	MXN	11,573,000	Goldman Sachs Bank USA	12/15/2017	—	(6,347)
USD	254,670	MXN	5,215,000	Goldman Sachs Bank USA	1/4/2018	—	(23,647)
USD	1,834,858	MXN	38,370,000	BNP Paribas SA	3/1/2018	—	(193,212)
USD	3,129,584	NZD	4,532,000	Citibank N.A.	12/4/2017	31,962	—
USD	1,207,648	ZAR	16,500,000	Bank of America, N.A.	12/6/2017	4,971	—
ZAR	16,500,000	USD	1,161,172	BNP Paribas SA	12/6/2017	41,505	—
ZAR	16,500,000	USD	1,195,573	Bank of America, N.A.	2/6/2018	—	(4,906)
						$1,044,031	($2,530,819)

WRITTEN OPTIONS

Options on securities
Counterparty (OTC)/			Exercise	Expiration	Number of	Notional
Exchange-traded	Name of issuer		price	date	contracts	amount	Premium	Value
Calls
	Federal National Mortgage Association, 3.500% due
Goldman Sachs Bank USA	1-1-48	USD	102.98	Jan 2018	23,200,000	23,200,000	$ 37,156	$(25,817)
Credit Suisse	Federal National Mortgage Association, 3.500% due
Securities LLC	12-1-47	USD	103.16	Dec 2017	7,000,000	7,000,000	16,406	(288)
							$ 53,562	$(26,105)
Puts
	Federal National Mortgage Association, 3.500% due
Goldman Sachs Bank USA	1-1-48	USD	101.98	Jan 2018	23,200,000	23,200,000	45,313	(43,959)
Credit Suisse	Federal National Mortgage Association, 3.500% due
Securities LLC	12-1-47	USD	102.16	Dec 2017	7,000,000	7,000,000	18,867	(1,952)
							$ 64,180	$(45,911)
							$117,742	$(72,016)

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

Options on exchange-traded futures contracts

		Exercise	Expiration	Number of	Notional
Name of issuer		price	date	contracts	amount	Premium	Value
Calls
Eurodollar Futures	USD	98.75	Mar 2018	551	1,377,500	$62,782	$(3,444)
Euro BUND Futures	USD	165.00	Feb 2018	100	10,000,000	49,853	(32,624)
10-Year U.S. Treasury Note Futures	USD	124.50	Dec 2017	34	34,000	11,116	(11,116)
10-Year U.S. Treasury Note Futures	USD	125.00	Dec 2017	91	91,000	29,329	(11,375)
10-Year U.S. Treasury Note Futures	USD	125.00	Jan 2018	35	35,000	14,177	(10,391)
						$167,257	$(68,950)
Puts
10-Year U.S. Treasury Note Futures	USD	125.00	Dec 2017	56	56,000	34,914	(60,375)
						$34,914	$(60,375)
						$202,171	$(129,325)
Inflation floors

		Initial		Expiration		Notional
Description	Counterparty (OTC)	index	Exercise index	date		amount*	Premium	Value
Floor- CPURNSA Index	Citibank N.A	216.687	Maximum of ((1+0.0%)[10] -
			(Final Index/Initial Index)) or $0	Apr 2020	USD	23,900,000	$213,520	—
Floor- YOY CPURNSA Index	Deutsche Bank AG	233.546	Maximum of (0.0% - (Final
			Index/Initial Index - 1)) or $0	Jan 2018	USD	900,000	8,730	—
Floor- YOY CPURNSA Index	JPMorgan Chase Bank	238.812	Maximum of (0.0% - (Final
			Index/Initial Index - 1)) or $0	Mar 2020	USD	5,900,000	66,670	$(15,169)
Floor- YOY CPURNSA Index	JPMorgan Chase Bank	238.643	Maximum of (0.0% - (Final
			Index/Initial Index - 1)) or $0	Oct 2020	USD	3,000,000	55,371	(9,294)
							$344,291	$(24,463)

* For this type of option, notional amounts are equivalent to number of contracts.

Inflation caps

		Initial		Expiration		Notional
Description	Counterparty (OTC)	index	Exercise index	date		amount*	Premium	Value
Cap- CPURNSA Index			Maximum of ((Final Index/Initial
	JPMorgan Chase Bank	233.900	Index - 1) - 4.000%) or $0	Apr 2024	USD	5,700,000	$41,468	$(735)
Cap- CPURNSA Index			Maximum of ((Final Index/Initial
	JPMorgan Chase Bank	234.800	Index - 1) - 4.000%) or $0	May 2024	USD	500,000	3,475	(69)
Cap- Eurostat Eurozone HICP Ex			Maximum of ((Final Index/Initial
Tob	Goldman Sachs Bank USA	117.200	Index - 1) - 3.000%) or $0	Jun 2035	EUR	1,700,000	77,340	(17,586)
							$122,283	$(18,390)

* For this type of option, notional amounts are equivalent to number of contracts.

Interest rate caps

		Initial		Expiration		Notional
Description	Counterparty (OTC)	index	Exercise index	date		amount*	Premium	Value
Deutsche Bank AG	1 Year Interest Rate Cap	0.23	3 month USD LIBOR	Mar 2018	USD	59,400,000	$26,730	$(7,342)
Morgan Stanley Capital
Group, Inc.	1 Year Interest Rate Cap	0.23	3 month USD LIBOR	Apr 2018	USD	63,300,000	31,650	(8,227)
							$58,380	$(15,569)

* For this type of option, notional amounts are equivalent to number of contracts.

SWAPS

Interest rate swaps

								Unamortized
					Fixed	Floating		upfront	Unrealized
Counterparty (OTC)/	Notional		Payments	Payments	payment	payment	Maturity	payment paid	appreciation
Centrally cleared	amount	Currency	made	received	frequency	frequency	date	(received)	(depreciation)	Value
Centrally cleared	5,600,000	USD	USD LIBOR BBA	Fixed 1.250%	Semi-Annual	Quarterly	Jun 2018	$(5,081)	$(10,275)	$5,194
Centrally cleared	86,400,000	USD	Fixed 1.250%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2019	396,534	(212,148)	608,682
Centrally cleared	300,000	USD	Fixed 2.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2019	(2,143)	(2,137)	(6)
Centrally cleared	711,057	JPY	Fixed 1.000%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2023	(6,308)	26,344	(32,652)
Centrally cleared	8,000,000	USD	USD LIBOR BBA	Fixed 2.655%	Semi-Annual	Quarterly	Oct 2023	—	(110,433)	110,433
Centrally cleared	4,000,000	USD	USD LIBOR BBA	Fixed 2.670%	Semi-Annual	Quarterly	Nov 2023	—	(56,140)	56,140
Centrally cleared	4,000,000	USD	USD LIBOR BBA	Fixed 2.681%	Semi-Annual	Quarterly	Dec 2023	—	(56,802)	56,802
Centrally cleared	8,200,000	USD	USD LIBOR BBA	Fixed 2.500%	Semi-Annual	Quarterly	Dec 2023	(70,568)	(117,157)	46,589
Centrally cleared	2,647,246	MXN	MXN TIIE Banxico	Fixed 7.200%	Monthly	Monthly	Jun 2024	474	27,497	(27,023)

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

Interest rate swaps (continued)

								Unamortized
					Fixed	Floating		upfront	Unrealized
Counterparty (OTC)/	Notional		Payments	Payments	payment	payment	Maturity	payment paid	appreciation
Centrally cleared	amount	Currency	made	received	frequency	frequency	date	(received)	(depreciation)	Value
Centrally cleared	15,002,928	BRL	BRL CDI	Fixed 9.650%	At Maturity	At Maturity	Jan 2025	$(68,410)	$275,093	(343,503)
Centrally cleared	4,800,000	USD	Fixed 2.500%	USD LIBOR BBA	Semi-Annual	Quarterly	Feb 2026	32,181	18,520	13,661
Centrally cleared	45,450,000	USD	Fixed 2.400%	USD LIBOR BBA	Semi-Annual	Quarterly	Mar 2026	516,687	176,798	339,889
Centrally cleared	7,000,000	USD	Fixed 2.300%	USD LIBOR BBA	Semi-Annual	Quarterly	Apr 2026	(29,094)	(114,577)	85,483
Centrally cleared	7,900,000	USD	Fixed 2.300%	USD LIBOR BBA	Semi-Annual	Quarterly	Apr 2026	(30,810)	(127,675)	96,865
Centrally cleared	4,800,000	USD	Fixed 1.850%	USD LIBOR BBA	Semi-Annual	Quarterly	Jul 2026	(7,560)	(164,927)	157,367
Centrally cleared	33,300,000	USD	Fixed 2.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Jul 2026	545,594	(326,833)	872,427
Centrally cleared	72,700,000	USD	Fixed 2.400%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2026	579,012	(129,580)	708,592
Centrally cleared	13,900,000	USD	Fixed 1.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2026	(353,205)	(1,001,295)	648,090
Centrally cleared	26,000,000	USD	Fixed 2.500%	USD LIBOR BBA	Semi-Annual	Quarterly	Sep 2027	187,200	—	187,200
Centrally cleared	13,275,892	JPY	Fixed 0.300%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2027	(27,062)	(6,218)	(20,844)
Centrally cleared	2,621,469	JPY	Fixed 0.300%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2028	(4,518)	(10,213)	5,695
Centrally cleared	16,821,827	GBP	Fixed 1.500%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2018	(454,890)	(358,439)	(96,451)
Centrally cleared	1,291,093	NZD	Fixed 3.250%	NZD BBR FRA	Semi-Annual	Quarterly	Mar 2028	5,494	16,361	(10,867)
Centrally cleared	22,879,614	JPY	Fixed 0.450%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2029	(141,462)	(32,707)	(108,755)
Centrally cleared	1,332,958	MXN	MXN TIIE Banxico	Fixed 8.310%	Monthly	Monthly	Nov 2036	125,263	54,522	70,741
Centrally cleared	2,236,913	MXN	MXN TIIE Banxico	Fixed 7.480%	Monthly	Monthly	Jun 2037	4,529	73,512	(68,983)
Centrally cleared	54,831	JPY	Fixed 1.500%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Dec 2045	(17,697)	(9,478)	(8,219)
Centrally cleared	20,000	USD	USD LIBOR BBA	Fixed 2.250%	Semi-Annual	Quarterly	Dec 2046	(1,693)	(150)	(1,543)
Centrally cleared	4,100,000	USD	USD LIBOR BBA	Fixed 1.750%	Semi-Annual	Quarterly	Apr 2047	(745,225)	24,035	(769,260)
				USD Federal
				Funds H.15 OIS
Centrally cleared	4,380,000	USD	Fixed 2.000%	COMPOUND	Annual	Annual	Dec 2047	9,597	(237,945)	247,542
Centrally cleared	14,110,000	USD	USD LIBOR BBA	Fixed 2.750%	Semi-Annual	Quarterly	Dec 2047	434,608	135,044	299,564
Centrally cleared	4,553,789	GBP	Fixed 1.750%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2048	(77,686)	99,040	(176,726)
Centrally cleared	470,000	USD	Fixed 2.950%	USD LIBOR BBA	Semi-Annual	Quarterly	Oct 2048	—	26,145	(26,145)
Centrally cleared	1,000,000	USD	Fixed 2.969%	USD LIBOR BBA	Semi-Annual	Quarterly	Oct 2048	—	60,018	(60,018)
Centrally cleared	1,000,000	USD	Fixed 2.951%	USD LIBOR BBA	Semi-Annual	Quarterly	Nov 2048	—	55,750	(55,750)
Centrally cleared	1,000,000	USD	Fixed 2.953%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2048	—	55,707	(55,707)
								$793,761	$(1,960,743)	$2,754,504

Credit default swaps - Buyer

								Unamortized
								upfront
				USD	Pay	Fixed		payment	Unrealized
Counterparty (OTC)/	Reference	Notional		notional	fixed	payment	Maturity	paid	appreciation
Centrally cleared	obligation	amount	Currency	amount	rate	frequency	date	(received)	(depreciation)	Value
	iTraxx Europe Series 26
Centrally cleared	Version 1	5,400,000	EUR	$6,028,831	1.000%	Quarterly	Dec 2021	$(85,080)	$100,327	$(185,407)
	iTraxx Europe Series 28
Centrally cleared	Version 1	14,900,000	EUR	17,724,443	1.000%	Quarterly	Dec 2022	(381,239)	119,014	(500,253)
Centrally cleared	CDX.NA.HY.29	9,000,000	USD	9,000,000	5.000%	Quarterly	Dec 2022	(667,412)	133,050	(800,462)
				$32,753,274				$(1,133,731)	$352,391	$(1,486,122)

Credit default swaps - Seller

									Unamortized
		Implied			USD		Fixed		upfront	Unrealized
Counterparty (OTC)/	Reference	credit	Notional		notional	Received	payment	Maturity	payment paid	appreciation
Centrally cleared	obligation	spread	amount	Currency	amount	fixed rate	frequency	date	(received)	(depreciation)	Value
Citibank N.A.	Federative Republic of Brazil	1.170%	200,000	USD	$200,000	1.000%	Quarterly	Jun 2021	$(12,578)	$(11,817)	$(761)
Credit Suissue International	Federative Republic of Brazil	1.170%	100,000	USD	100,000	1.000%	Quarterly	Jun 2021	(5,120)	(4,740)	(380)
Deutsche Bank AG	Republic of Italy	0.232%	2,400,000	USD	2,400,000	1.000%	Quarterly	Mar 2019	(10,738)	(39,479)	28,741
Deutsche Bank AG	Federative Republic of Brazil	1.170%	500,000	USD	500,000	1.000%	Quarterly	Jun 2021	(31,295)	(29,393)	(1,902)
Goldman Sachs International	CMBX.NA.AAA Indices	0.456%	5,100,000	USD	5,100,000	0.500%	Monthly	Oct 2057	(254,489)	(269,030)	14,541
HSBC Bank USA N.A	Federative Republic of Brazil	0.339%	2,500,000	USD	2,500,000	1.000%	Quarterly	Mar 2018	3,849	(6,177)	10,026
HSBC Bank USA N.A	Federative Republic of Brazil	1.170%	2,600,000	USD	2,600,000	1.000%	Quarterly	Jun 2021	(133,530)	(123,640)	(9,890)
HSBC Bank USA N.A	Federative Republic of Brazil	1.536%	1,100,000	USD	1,100,000	1.000%	Quarterly	Jun 2022	(64,905)	(41,981)	(22,924)
JPMorgan Chase Bank N.A.	Federative Republic of Brazil	1.170%	200,000	USD	200,000	1.000%	Quarterly	Jun 2021	(10,333)	(9,572)	(761)
Merrill Lynch International	CMBX.NA.AAA Indices	0.456%	2,100,000	USD	2,100,000	0.500%	Monthly	Oct 2057	(139,570)	(145,558)	5,988
					$16,800,000				$(658,709)	$(681,387)	$22,678

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

Total return swaps

					Notional			Unamortized
Pay/receive					amount/			upfront	Unrealized
total	Reference	Floating	Payment		contract	Maturity	Counterparty	payment paid	appreciation
return*	entity	rate	frequency	Currency	amount	date	(OTC)	(received)	(depreciation)	Value
Receive	iBoxx High Yield Index	3 month USD LIBOR	Quarterly	USD	1,300,000	Sep 2018	Bank of America N.A.	—	$1,381	$1,381
Receive	iBoxx High Yield Index	3 month USD LIBOR	Quarterly	USD	600,000	Mar 2018	Goldman Sachs	—	(5,648)	(5,648)
Receive	iBoxx High Yield Index	3 month USD LIBOR	Quarterly	USD	600,000	Sep 2018	Goldman Sachs	—	1,309	1,309
Receive	iBoxx High Yield Index	3 month USD LIBOR	Quarterly	USD	1,200,000	Sep 2018	Goldman Sachs	—	3,180	3,180
Receive	iBoxx High Yield Index	3 month USD LIBOR	Quarterly	USD	1,200,000	Sep 2018	JPMorgan Chase Bank N.A.	—	2,057	2,057
Receive	iBoxx High Yield Index	3 month USD LIBOR	Quarterly	USD	600,000	Sep 2018	Morgan Stanley Capital Services LLC	—	1,309	1,309
								—	$3,588	$3,588

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.

Inflation swaps

									Unamortized
Counterparty						Fixed	Floating		upfront	Unrealized
(OTC)/	Notional		USD notional	Payments	Payments	payment	payment		payment paid	appreciation
Centrally cleared	amount	Currency	amount	made	received	frequency	frequency	Maturity date	(received)	(depreciation)	Value
Bank of America
NA	11,700,000	USD	$11,700,000	Fixed 1.570%	US CPI	At Maturity	At Maturity	Nov 2020	—	$192,404	$192,404
Deutsche Bank
AG	1,100,000	USD	1,100,000	Fixed 2.500%	US CPI	At Maturity	At Maturity	Jul 2022	$4,517	(106,950)	(102,433)
Goldman Sachs	1,800,000	USD	1,800,000	Fixed 2.033%	US CPI	At Maturity	At Maturity	Apr 2018	—	(63,953)	(63,953)
Morgan Stanley
Capital
Services LLC	2,500,000	USD	2,500,000	US CPI	Fixed 1.800%	At Maturity	At Maturity	Jul 2026	—	(82,046)	(82,046)
Morgan Stanley
Capital
Services LLC	900,000	USD	900,000	US CPI	Fixed 1.805%	At Maturity	At Maturity	Sep 2026	—	(28,716)	(28,716)
			$18,000,000						$4,517	$(89,261)	$(84,744)
Centrally cleared	9,100,000	USD	9,100,000	Fixed 1.710%	US CPI	At Maturity	At Maturity	Apr 2018	—	(605)	(605)
Centrally cleared	6,300,000	USD	6,300,000	Fixed 1.680%	US CPI	At Maturity	At Maturity	Apr 2018	—	1,377	1,377
Centrally cleared	500,000	USD	500,000	Fixed 1.580%	US CPI	At Maturity	At Maturity	May 2018	127	1,490	1,617
Centrally cleared	9,100,000	USD	9,100,000	US CPI	Fixed 1.935%	At Maturity	At Maturity	Apr 2019	—	33,924	33,924
Centrally cleared	4,400,000	USD	4,400,000	Fixed 2.027%	US CPI	At Maturity	At Maturity	Nov 2020	—	467	467
Centrally cleared	4,100,000	USD	4,100,000	Fixed 2.021%	US CPI	At Maturity	At Maturity	Nov 2020	—	1,074	1,074
Centrally cleared	2,700,000	USD	2,700,000	Fixed 1.550%	US CPI	At Maturity	At Maturity	Jul 2021	77,196	(11,918)	65,278
Centrally cleared	2,160,000	USD	2,160,000	Fixed 1.603%	US CPI	At Maturity	At Maturity	Sep 2021	55,255	(11,203)	44,052
					EUR OZONE
Centrally cleared	270,000	EUR	281,759	Fixed 1.165%	HIICP EX TOB	At Maturity	At Maturity	Dec 2021	179	3,670	3,849
Centrally cleared	2,700,000	USD	2,700,000	US CPI	Fixed 1.730%	At Maturity	At Maturity	Jul 2026	(134,312)	28,095	(106,217)
Centrally cleared	7,300,000	USD	7,300,000	US CPI	Fixed 1.762%	At Maturity	At Maturity	Aug 2026	(332,626)	81,111	(251,515)
Centrally cleared	2,160,000	USD	2,160,000	US CPI	Fixed 1.801%	At Maturity	At Maturity	Sep 2026	(92,689)	24,539	(68,150)
Centrally cleared	1,300,000	USD	1,300,000	US CPI	Fixed 1.780%	At Maturity	At Maturity	Sep 2026	(58,628)	14,574	(44,054)
				EUR OZONE
Centrally cleared	840,000	EUR	958,188	HIICP EX TOB	Fixe 1.385%	At Maturity	At Maturity	Dec 2026	(1,147)	(9,248)	(10,395)
Centrally cleared	5,500,000	EUR	6,406,292	Fixed 1.360%	EUR EXT CPI	At Maturity	At Maturity	Jun 2027	(81,987)	(20,598)	(102,585)
Centrally cleared	4,200,000	USD	4,200,000	US CPI	Fixed 2.080%	At Maturity	At Maturity	Jul 2027	—	(41,868)	(41,868)
Centrally cleared	2,060,000	USD	2,060,000	US CPI	Fixed 2.180%	At Maturity	At Maturity	Sep 2027	—	(5,971)	(5,971)
Centrally cleared	2,000,000	USD	2,000,000	US CPI	Fixed 2.150%	At Maturity	At Maturity	Sep 2027	—	(12,361)	(12,361)
Centrally cleared	4,600,000	USD	4,600,000	US CPI	Fixed 2.156%	At Maturity	At Maturity	Oct 2027	—	(24,357)	(24,357)
Centrally cleared	4,100,000	EUR	4,880,023	Fixed 1.520%	EUR EXT CPI	At Maturity	At Maturity	Nov 2027	—	0	0
Centrally cleared	1,900,000	GBP	2,335,004	UK RPI	Fixed 3.109%	At Maturity	At Maturity	Apr 2030	(98,407)	59,207	(39,200)
Centrally cleared	2,800,000	GBP	3,415,710	UK RPI	Fixed 3.350%	At Maturity	At Maturity	May 2030	(28,162)	76,455	48,293
Centrally cleared	4,400,000	GBP	5,524,970	UK RPI	Fixed 3.400%	At Maturity	At Maturity	Jun 2030	23,535	82,074	105,609
Centrally cleared	5,570,000	GBP	7,204,811	UK RPI	Fixed 3.325%	At Maturity	At Maturity	Aug 2030	(21,821)	11,479	(10,342)
Centrally cleared	600,000	GBP	740,060	UK RPI	Fixed 3.140%	At Maturity	At Maturity	Apr 2031	(57,293)	10,463	(46,830)
Centrally cleared	3,700,000	GBP	4,668,104	UK RPI	Fixed 3.100%	At Maturity	At Maturity	Jun 2031	(351,003)	(20,789)	(371,792)
Centrally cleared	5,030,000	GBP	6,512,440	UK RPI	Fixed 3.530%	At Maturity	At Maturity	Oct 2031	76,195	14,275	90,470
Centrally cleared	7,060,000	GBP	9,193,085	UK RPI	Fixed 3.470%	At Maturity	At Maturity	Sep 2032	(21,188)	15,208	(5,980)
Centrally cleared	500,000	GBP	651,675	UK RPI	Fixed 3.358%	At Maturity	At Maturity	Apr 2035	(10,802)	5,776	(5,026)
Centrally cleared	1,190,000	GBP	1,494,549	Fixed 3.585%	UK RPI	At Maturity	At Maturity	Dec 2021	(99,496)	34,226	(65,270)

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

Inflation swaps (continued)

									Unamortized
Counterparty						Fixed	Floating		upfront	Unrealized
(OTC)/	Notional		USD notional	Payments	Payments	payment	payment		payment paid	appreciation
Centrally cleared	amount	Currency	amount	made	received	frequency	frequency	Maturity date	(received)	(depreciation)	Value
Centrally cleared	320,000	GBP	$399,056	Fixed 3.428%	UK RPI	At Maturity	At Maturity	Mar 2047	—	$21,978	$21,978
			$119,345,726						$(1,157,074)	$362,544	$(794,530)
			$137,345,726						$(1,152,557)	$273,283	$(879,274)

Derivatives currency abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	U.S. Dollar
ZAR	South African Rand

Derivatives abbreviations

BBA	The British Banker’s Association
BBR	Bank Bill Rate
CPI	Consumer Price Index
LIBOR	London Interbank Offered Rate
RPI	Retail Price Index
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)

OTC is an abbreviation for over-the-counter. See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Science & Technology Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 89.0%
Consumer discretionary – 15.4%
Automobiles – 0.8%
Tesla, Inc. (A)	7,595	$2,345,716
Internet and direct marketing retail – 10.8%
Amazon.com, Inc. (A)	13,409	15,779,041
Ctrip.com International, Ltd., ADR (A)	92,474	4,261,202
Flipkart, Ltd. (A)(B)(C)	980	86,351
JD.com, Inc., ADR (A)	230	8,614
Netflix, Inc. (A)	13,720	2,573,598
The Priceline Group, Inc. (A)	3,656	6,360,380
Vipshop Holdings, Ltd., ADR (A)	54,513	448,642
Zalando SE (A)	33,294	1,705,030
		31,222,858
Media – 3.8%
Liberty Global PLC, Series C (A)	188,912	5,824,157
News Corp., Class A	150,800	2,436,928
Twenty-First Century Fox, Inc., Class A	88,839	2,837,518
		11,098,603
		44,667,177
Health care – 5.3%
Biotechnology – 1.5%
Grifols SA, ADR	45,700	1,039,675
Shire PLC, ADR	23,200	3,451,000
		4,490,675
Health care equipment and supplies – 1.9%
Becton, Dickinson and Company	7,500	1,711,575
DexCom, Inc. (A)	30,500	1,782,115
Intuitive Surgical, Inc. (A)	2,540	1,015,441
Smith & Nephew PLC	57,063	1,009,967
		5,519,098
Health care technology – 0.3%
Veeva Systems, Inc., Class A (A)	14,125	850,466
Life sciences tools and services – 0.6%
Agilent Technologies, Inc.	11,300	782,407
Illumina, Inc. (A)	3,934	904,938
		1,687,345
Pharmaceuticals – 1.0%
Roche Holding AG	11,526	2,912,792
		15,460,376
Industrials – 2.0%
Aerospace and defense – 0.5%
The Boeing Company	5,700	1,577,760
Commercial services and supplies – 0.6%
Stericycle, Inc. (A)	25,301	1,677,709
Electrical equipment – 0.8%
Sensata Technologies Holding NV (A)	44,200	2,207,790
Professional services – 0.1%
51job, Inc., ADR (A)	2,665	153,238
		5,616,497

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Science & Technology Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Information technology – 65.3%
Communications equipment – 3.5%
Arista Networks, Inc. (A)	15,440	$3,599,373
Cisco Systems, Inc.	37,600	1,402,480
Palo Alto Networks, Inc. (A)	35,044	5,107,663
		10,109,516
Electronic equipment, instruments and components – 2.2%
CDW Corp.	11,975	838,370
Cognex Corp.	3,745	518,945
Coherent, Inc. (A)	2,200	642,312
IPG Photonics Corp. (A)	6,920	1,584,542
Largan Precision Company, Ltd.	10,000	1,727,322
TE Connectivity, Ltd.	10,359	978,304
		6,289,795
Internet software and services – 12.0%
58.com, Inc., ADR (A)	13,490	967,773
Alibaba Group Holding, Ltd., ADR (A)	19,495	3,452,175
Alphabet, Inc., Class A (A)	2,960	3,067,063
Alphabet, Inc., Class C (A)	5,624	5,744,410
Baidu, Inc., ADR (A)	7,895	1,883,589
Facebook, Inc., Class A (A)	69,155	12,252,883
Mail.Ru Group, Ltd., GDR (A)	45,275	1,329,253
MercadoLibre, Inc.	750	206,355
MuleSoft, Inc., Class A (A)	2,316	53,152
NAVER Corp.	2,759	2,038,814
NetEase, Inc., ADR	1,620	532,510
Okta, Inc. (A)	25,660	749,529
Tencent Holdings, Ltd.	21,600	1,105,944
VeriSign, Inc. (A)	6,300	725,130
Yandex NV, Class A (A)	10,065	333,252
Yelp, Inc. (A)	10,405	463,543
		34,905,375
IT services – 5.9%
Amadeus IT Group SA	5,320	383,641
Cognizant Technology Solutions Corp.,
Class A	13,910	1,005,415
DXC Technology Company	45,150	4,340,721
Global Payments, Inc.	8,805	885,431
Mastercard, Inc., Class A	3,015	453,667
PayPal Holdings, Inc. (A)	18,365	1,390,781
Sabre Corp.	93,300	1,857,603
Square, Inc., Class A (A)	146,595	5,749,456
Total System Services, Inc.	6,785	504,533
Vantiv, Inc., Class A (A)	2,300	172,500
Visa, Inc., Class A	2,955	332,703
		17,076,451
Semiconductors and semiconductor equipment – 13.3%
ams AG (A)	7,520	733,054
Applied Materials, Inc.	63,140	3,331,898
ASML Holding NV	2,520	442,310
Broadcom, Ltd.	15,170	4,216,350
Cree, Inc. (A)	5,110	181,609
Infineon Technologies AG	51,815	1,431,843
Lam Research Corp.	17,550	3,375,392
Marvell Technology Group, Ltd.	203,020	4,535,467
Microchip Technology, Inc.	29,150	2,535,759
Micron Technology, Inc. (A)	147,858	6,267,701
Microsemi Corp. (A)	21,013	1,110,537
NVIDIA Corp.	11,440	2,296,122
NXP Semiconductors NV (A)	6,833	774,794
QUALCOMM, Inc.	63,700	4,225,858
Skyworks Solutions, Inc.	8,215	860,439
STR Holdings, Inc. (A)	161,722	42,856
Teradyne, Inc.	22,575	913,610
Xilinx, Inc.	17,065	1,186,188
		38,461,787
Software – 21.7%
Autodesk, Inc. (A)	1,450	159,065
Electronic Arts, Inc. (A)	3,995	424,868
Guidewire Software, Inc. (A)	2,100	156,219
Intuit, Inc.	26,737	4,203,591
Micro Focus International PLC (A)	16,530	557,387
Microsoft Corp.	203,570	17,134,487
Nintendo Company, Ltd.	800	326,227
Oracle Corp.	18,790	921,837
Paycom Software, Inc. (A)	35,110	2,879,020
Proofpoint, Inc. (A)	34,475	3,104,474
Red Hat, Inc. (A)	68,902	8,734,018
salesforce.com, Inc. (A)	66,593	6,946,982
ServiceNow, Inc. (A)	34,410	4,232,430
Sophos Group PLC (D)	300,528	2,312,419
Splunk, Inc. (A)	13,800	1,105,242
Synopsys, Inc. (A)	10,900	985,142
Tableau Software, Inc., Class A (A)	18,990	1,334,997
Take-Two Interactive Software, Inc. (A)	17,455	1,947,105
Temenos Group AG (A)	3,455	426,978
VMware, Inc., Class A (A)	18,115	2,175,793
Workday, Inc., Class A (A)	27,105	2,791,815
		62,860,096
Technology hardware, storage and peripherals – 6.7%
Apple, Inc.	51,610	8,869,179
Hewlett Packard Enterprise Company	60,300	841,185
HP, Inc.	12,130	260,189
NetApp, Inc.	94,945	5,365,342
Pure Storage, Inc., Class A (A)	15,745	290,968
Samsung Electronics Company, Ltd.	1,571	3,697,290
		19,324,153
		189,027,173
Materials – 0.5%
Chemicals – 0.5%
DowDuPont, Inc.	20,100	1,446,396
Real estate – 0.2%
Equity real estate investment trusts – 0.2%
Equinix, Inc.	1,400	650,286
Telecommunication services – 0.3%
Wireless telecommunication services – 0.3%
SoftBank Group Corp.	9,900	840,404
TOTAL COMMON STOCKS (Cost $192,018,732)		$257,708,309

PREFERRED SECURITIES – 1.3%
Consumer discretionary – 0.4%
Internet and direct marketing retail –
0.4%
Flipkart, Ltd., Series A (A)(B)(C)	334	29,430
Flipkart, Ltd., Series C (A)(B)(C)	590	51,987
Flipkart, Ltd., Series E (A)(B)(C)	1,097	96,661
Flipkart, Ltd., Series G (A)(B)(C)	6,498	778,200
		956,278
Information technology – 0.9%
Internet software and services – 0.9%
Airbnb, Inc., Series E (A)(B)(C)	16,398	1,793,941
Xiaoju Kuaizhi, Inc. (A)(B)(C)	16,798	855,557
		2,649,498
TOTAL PREFERRED SECURITIES (Cost $2,995,861)		$3,605,776

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Science & Technology Fund (continued)

	Shares or Principal Amount	Value
EXCHANGE-TRADED FUNDS –
2.5%
Altaba, Inc. (A)	104,400	$7,314,264
TOTAL EXCHANGE-TRADED FUNDS
(Cost $4,204,671)		$7,314,264

CORPORATE BONDS - 0.2%
Information technology - 0.2%
Western Digital Corp.
10.500%, 04/01/2024	$635,000	736,997
TOTAL CORPORATE BONDS (Cost $619,702)		$736,997

SECURITIES LENDING COLLATERAL – 2.7%
John Hancock Collateral Trust,
1.2290% (E)(F)	777,237	7,776,098
TOTAL SECURITIES LENDING COLLATERAL (Cost
$7,776,394)		$7,776,098

SHORT-TERM INVESTMENTS – 7.2%
Money market funds – 5.4%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
0.9925% (E)	2,000,000	2,000,000
T. Rowe Price Government Money Fund,
1.1216% (E)	13,741,584	13,741,584
		15,741,584
Repurchase agreement – 1.8%
Repurchase Agreement with State Street
Corp. dated 11-30-17 at 0.340% to be
repurchased at $5,153,049 on 12-1-17,
collateralized by $5,255,000 Federal
National Mortgage Association,
1.625% due 1-21-20 (valued at
$5,261,054, including interest)	$5,153,000	5,153,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $20,894,584)		$20,894,584
Total Investments (Science & Technology Fund)
(Cost $228,509,944) – 102.9%		$298,036,028
Other assets and liabilities, net – (2.9%)		(8,500,127)
TOTAL NET ASSETS – 100.0%		$289,535,901

Security Abbreviations and Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to fund’s investments.
(C)	Security is valued using significant unobservable inputs.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	The rate shown is the annualized seven-day yield as of 11-30-17.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Short Term Government Income Fund

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 95.9%
U.S. Government – 31.1%
U.S. Treasury Notes
1.000%, 03/15/2019	$8,785,000	$8,701,224
1.125%, 06/30/2021	6,045,000	5,860,816
1.250%, 12/31/2018 to 03/31/2021	38,165,000	37,761,885
1.375%, 09/30/2020	2,855,000	2,814,182
1.500%, 05/15/2020	6,590,000	6,533,625
1.625%, 06/30/2020	30,450,000	30,262,066
1.750%, 11/30/2021	6,715,000	6,634,735
1.875%, 04/30/2022 to 07/31/2022	29,155,000	28,828,592
		127,397,125
U.S. Government Agency – 64.8%
Federal Agricultural Mortgage Corp.
0.970%, 07/26/2019	7,370,000	7,279,858
1.430%, 04/18/2019	5,250,000	5,232,512
1.640%, 04/17/2020	7,095,000	7,052,373
1.675%, 02/24/2020	3,760,000	3,749,690
1.750%, 06/15/2020	3,775,000	3,760,153
2.000%, 01/15/2021	10,055,000	10,055,493
Federal Farm Credit Bank
1.290%, 07/13/2020	3,590,000	3,525,879
1.440%, 08/16/2021	4,680,000	4,545,066
1.680%, 04/05/2021	4,290,000	4,155,337
1.950%, 11/02/2021	9,500,000	9,445,489
2.090%, 11/15/2021	4,800,000	4,775,448
2.230%, 11/15/2022	8,880,000	8,835,627
Federal Home Loan Bank
1.125%, 10/11/2019	4,345,000	4,283,766
1.550%, 10/26/2020	4,075,000	4,008,500
1.700%, 04/26/2021	4,450,000	4,385,795
1.750%, 07/13/2020	9,745,000	9,662,343
1.875%, 11/29/2021	10,000,000	9,915,190
1.950%, 11/05/2020	3,300,000	3,286,523
2.260%, 10/04/2022	5,690,000	5,656,742
Federal Home Loan Mortgage Corp.
1.250%, 07/26/2019	3,590,000	3,555,658
1.300%, 08/23/2019	5,800,000	5,741,345
1.375%, 08/15/2019 to 04/20/2020	14,210,000	14,075,161
1.765%, 06/26/2020	8,195,000	8,144,527
1.930%, 08/27/2021	2,100,000	2,082,536
2.000%, 11/20/2020 to 02/26/2021	14,045,000	14,011,159
3.000%, 07/01/2030 to 09/01/2032	5,120,347	5,225,192
3.500%, 06/01/2030 to 08/01/2032	19,029,735	19,785,759
5.500%, 07/01/2040	805,791	906,090
Federal National Mortgage Association
1.250%, 08/23/2019	5,745,000	5,685,143
1.500%, 11/30/2020	11,000,000	10,859,651
1.900%, 11/24/2020	5,300,000	5,275,403
1.950%, 11/09/2020	5,740,000	5,719,193
2.500%, 10/01/2027	1,191,023	1,194,978
3.000%, 01/01/2027 to 03/01/2031	17,018,589	17,368,896
3.500%, 12/01/2025 to 03/01/2032	9,237,269	9,590,693
5.500%, 05/01/2034 to 08/01/2040	995,711	1,106,495
6.500%, 01/01/2039	600,390	689,972
Tennessee Valley Authority
1.750%, 10/15/2018	3,790,000	3,791,232
3.875%, 02/15/2021	10,745,000	11,350,470
4.500%, 04/01/2018	6,176,000	6,237,457
		266,008,794
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $396,488,810)		$393,405,919

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Short Term Government Income Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS – 2.5%
U.S. Government Agency – 2.5%
Federal Home Loan Mortgage Corp.
Series 4482, Class MA,
2.000%, 04/15/2031	$575,800	$573,547
Series K017, Class X1 IO,
1.500%, 12/25/2021	19,576,358	877,360
Series K018, Class X1 IO,
1.519%, 01/25/2022	2,474,849	112,169
Series K022, Class X1 IO,
1.379%, 07/25/2022	7,170,299	342,686
Series K026, Class X1 IO,
1.140%, 11/25/2022	3,052,743	124,812
Series K030, Class X1 IO,
0.319%, 04/25/2023	132,333,682	1,284,470
Series K038, Class X1 IO,
1.332%, 03/25/2024	4,819,619	288,497
Series K704, Class X1 IO,
2.118%, 08/25/2018	9,820,220	72,126
Series K706, Class X1 IO,
1.686%, 10/25/2018	3,820,575	39,127
Series K707, Class X1 IO,
1.653%, 12/25/2018	1,379,206	15,213
Series K709, Class X1 IO,
1.638%, 03/25/2019	2,036,871	30,386
Series K710, Class X1 IO,
1.864%, 05/25/2019	2,705,291	51,230
Series K711, Class X1 IO,
1.806%, 07/25/2019	5,301,897	103,487
Series K715, Class X1 IO,
1.272%, 01/25/2021	15,036,542	438,511
Series K718, Class X1 IO,
0.765%, 01/25/2022	14,253,738	315,213
Federal National Mortgage Association
Series 2013-100, Class CA,
4.000%, 03/25/2039	926,333	955,653
Series 2014-28, Class BD,
3.500%, 08/25/2043	1,337,744	1,380,433
Government National
Mortgage Association
Series 2012-114, Class IO,
0.809%, 01/16/2053	1,019,780	51,930
Series 2016-94, Class IO,
1.170%, 12/16/2057	5,131,295	442,574
Series 2017-109, Class IO,
0.612%, 04/16/2057	2,666,844	165,426
Series 2017-124, Class IO,
0.705%, 01/16/2059	3,299,743	233,571
Series 2017-135, Class IO,
0.840%, 10/16/2058	2,629,119	198,659
Series 2017-140, Class IO,
0.609%, 02/16/2059	1,925,281	134,539
Series 2017-159, Class IO,
0.545%, 06/16/2059	2,961,751	182,490
Series 2017-169, Class IO,
0.744%, 01/16/2060	5,820,000	405,714
Series 2017-20, Class IO,
0.749%, 12/16/2058	3,483,448	232,986
Series 2017-3, Class IO,
0.907%, 09/16/2058	3,238,576	242,012
Series 2017-41, Class IO,
0.792%, 07/16/2058	2,432,117	173,204
Series 2017-46, Class IO,
0.619%, 11/16/2057	2,641,303	170,666
Series 2017-61, Class IO,
0.766%, 05/16/2059	1,560,743	128,395
Series 2017-74, Class IO,
0.781%, 09/16/2058	3,429,788	223,829
Series 2017-89, Class IO,
0.764%, 07/16/2059	3,462,680	278,235
		10,269,150
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $10,487,481)		$10,269,150

SHORT-TERM INVESTMENTS – 1.2%
U.S. Government Agency – 0.9%
Federal Agricultural Mortgage Corp.
Discount Note
0.950%, 12/01/2017 *	197,000	197,000
Federal Farm Credit Bank Discount Note
0.950%, 12/01/2017 *	303,000	303,000
Federal Home Loan Bank Discount Note
0.700%, 12/01/2017 *	611,000	611,000
0.750%, 12/01/2017 *	302,000	302,000
0.900%, 12/01/2017 *	2,417,000	2,417,000
		3,830,000
Repurchase agreement – 0.3%
Barclays Tri-Party Repurchase
Agreement dated 11-30-17 at 1.020%
to be repurchased at $1,358,038 on
12-1-17, collateralized by $1,389,700
U.S. Treasury Notes, 1.250% due
11-15-18 (valued at $1,385,208,
including interest)	1,358,000	1,358,000
TOTAL SHORT-TERM INVESTMENTS (Cost $5,188,000)		$5,188,000
Total Investments (Short Term Government Income Fund)
(Cost $412,164,291) – 99.6%		$408,863,069
Other assets and liabilities, net – 0.4%		1,512,195
TOTAL NET ASSETS – 100.0%		$410,375,264

Security Abbreviations and Legend

IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Small Cap Growth Fund

	Shares or Principal Amount	Value
COMMON STOCKS – 96.4%
Consumer discretionary – 14.2%
Hotels, restaurants and leisure – 6.0%
Boyd Gaming Corp.	85,117	$2,714,381
Dave & Buster’s Entertainment, Inc. (A)	17,316	918,267
Marriott Vacations Worldwide Corp.	24,192	3,247,776
Planet Fitness, Inc., Class A (A)	157,403	5,095,135
Wingstop, Inc. (B)	62,299	2,441,498
		14,417,057
Household durables – 1.1%
TopBuild Corp. (A)	17,457	1,186,901
TRI Pointe Group, Inc. (A)	80,414	1,457,102
		2,644,003

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Growth Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail – 1.1%
Wayfair, Inc., Class A (A)(B)	39,002	$2,729,750
Leisure products – 0.5%
Nautilus, Inc. (A)	92,257	1,208,567
Textiles, apparel and luxury goods – 5.5%
Carter’s, Inc.	39,589	4,288,280
Oxford Industries, Inc.	40,481	2,793,189
Skechers U.S.A., Inc., Class A (A)	77,365	2,715,512
Wolverine World Wide, Inc.	113,317	3,282,793
		13,079,774
		34,079,151
Consumer staples – 4.2%
Beverages – 0.3%
MGP Ingredients, Inc. (B)	9,494	705,879
Food and staples retailing – 1.4%
Performance Food Group Company (A)	110,506	3,276,503
Food products – 2.5%
Blue Buffalo Pet Products, Inc. (A)	112,405	3,451,958
Calavo Growers, Inc. (B)	33,571	2,564,824
		6,016,782
		9,999,164
Energy – 1.5%
Oil, gas and consumable fuels – 1.5%
Centennial Resource Development, Inc.,
Class A (A)(B)	176,835	3,587,982
Financials – 7.3%
Banks – 4.8%
FNB Corp.	64,594	916,589
MB Financial, Inc.	71,972	3,350,297
Sterling Bancorp	160,457	4,067,585
Western Alliance Bancorp (A)	56,377	3,280,014
		11,614,485
Mortgage real estate investment trusts – 1.0%
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	94,428	2,244,554
Thrifts and mortgage finance – 1.5%
MGIC Investment Corp. (A)	251,003	3,669,664
		17,528,703
Health care – 19.9%
Biotechnology – 10.4%
Amicus Therapeutics, Inc. (A)(B)	87,243	1,214,423
Bluebird Bio, Inc. (A)	10,031	1,733,357
Blueprint Medicines Corp. (A)	27,717	2,080,438
Exact Sciences Corp. (A)	86,261	5,130,804
Five Prime Therapeutics, Inc. (A)	14,751	388,689
Galapagos NV, ADR (A)(B)	26,343	2,322,926
Global Blood Therapeutics, Inc. (A)(B)	45,950	1,812,728
Ionis Pharmaceuticals, Inc. (A)	21,683	1,203,190
Ironwood Pharmaceuticals, Inc. (A)(B)	55,262	954,375
Loxo Oncology, Inc. (A)(B)	9,638	739,717
MiMedx Group, Inc. (A)(B)	54,973	636,038
Neurocrine Biosciences, Inc. (A)	26,883	1,932,619
Portola Pharmaceuticals, Inc. (A)	33,926	1,721,745
Sage Therapeutics, Inc. (A)	11,714	1,082,491
Spark Therapeutics, Inc. (A)	19,384	1,419,490
TESARO, Inc. (A)	6,998	592,031
		24,965,061
Health care equipment and supplies – 5.4%
Align Technology, Inc. (A)	9,167	2,391,487
DexCom, Inc. (A)	24,993	1,460,341
Inogen, Inc. (A)	5,860	754,416
Insulet Corp. (A)	84,947	6,093,248
OraSure Technologies, Inc. (A)	132,831	2,198,353
		12,897,845
Health care providers and services – 0.7%
HealthEquity, Inc. (A)	31,805	1,649,725
Health care technology – 0.7%
Veeva Systems, Inc., Class A (A)	26,845	1,616,337
Life sciences tools and services – 0.8%
PRA Health Sciences, Inc. (A)	24,185	1,992,118
Pharmaceuticals – 1.9%
Aerie Pharmaceuticals, Inc. (A)(B)	40,819	2,622,621
Dermira, Inc. (A)	43,823	1,121,869
MyoKardia, Inc. (A)	26,082	958,514
		4,703,004
		47,824,090
Industrials – 13.2%
Airlines – 1.2%
JetBlue Airways Corp. (A)	132,360	2,841,769
Building products – 1.5%
JELD-WEN Holding, Inc. (A)	91,411	3,575,084
Commercial services and supplies – 1.4%
The Brink’s Company	43,502	3,517,137
Electrical equipment – 0.8%
Regal Beloit Corp.	24,390	1,876,811
Machinery – 4.1%
Altra Industrial Motion Corp.	66,104	3,212,654
ITT, Inc.	31,100	1,685,620
Rexnord Corp. (A)	185,277	4,617,103
SPX FLOW, Inc. (A)	5,900	264,143
		9,779,520
Professional services – 0.2%
WageWorks, Inc. (A)	7,823	501,845
Road and rail – 1.2%
Knight-Swift Transportation
Holdings, Inc.	67,888	2,897,460
Trading companies and distributors – 2.8%
Beacon Roofing Supply, Inc. (A)	57,429	3,680,050
Kaman Corp.	51,679	3,083,169
		6,763,219
		31,752,845
Information technology – 29.2%
Communications equipment – 1.4%
Arista Networks, Inc. (A)	14,071	3,280,232
Electronic equipment, instruments and components – 3.6%
II-VI, Inc. (A)	52,056	2,467,454
Itron, Inc. (A)	22,693	1,462,564
Zebra Technologies Corp., Class A (A)	43,151	4,760,418
		8,690,436
Internet software and services – 10.7%
2U, Inc. (A)(B)	62,508	4,006,763
Cloudera, Inc. (A)	56,438	893,414
CoStar Group, Inc. (A)	14,917	4,549,237
Five9, Inc. (A)	60,036	1,471,482
GoDaddy, Inc., Class A (A)	77,799	3,784,921
GrubHub, Inc. (A)	15,356	1,037,451
Mimecast, Ltd. (A)	113,347	3,445,749
Okta, Inc. (A)	56,503	1,650,453
Quotient Technology, Inc. (A)	119,231	1,418,849
The Trade Desk, Inc., Class A (A)(B)	37,058	1,821,030

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Growth Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
Zillow Group, Inc., Class C (A)	40,179	$1,648,946
		25,728,295
IT services – 3.1%
Blackhawk Network Holdings, Inc. (A)	29,675	1,090,556
EPAM Systems, Inc. (A)	29,818	3,024,738
ManTech International Corp., Class A	33,135	1,689,222
Science Applications International Corp.	21,988	1,631,510
		7,436,026
Semiconductors and semiconductor equipment – 3.8%
Axcelis Technologies, Inc. (A)	48,440	1,550,080
Entegris, Inc.	78,045	2,364,764
MACOM Technology Solutions
Holdings, Inc. (A)(B)	18,718	610,020
Tower Semiconductor, Ltd. (A)	135,231	4,761,480
		9,286,344
Software – 6.6%
CommVault Systems, Inc. (A)	19,648	1,059,027
DraftKings, Inc. (A)(C)(D)	151,487	234,805
Fair Isaac Corp.	19,117	3,002,516
Guidewire Software, Inc. (A)	33,799	2,514,308
HubSpot, Inc. (A)	40,566	3,283,818
Paylocity Holding Corp. (A)	52,857	2,438,822
Proofpoint, Inc. (A)(B)	15,798	1,422,610
Zynga, Inc., Class A (A)	449,335	1,842,274
		15,798,180
		70,219,513
Materials – 2.9%
Chemicals – 2.1%
Ferro Corp. (A)	71,500	1,812,525
Ingevity Corp. (A)	19,158	1,524,785
Platform Specialty Products Corp. (A)	168,349	1,675,073
		5,012,383
Metals and mining – 0.8%
Carpenter Technology Corp.	40,900	2,021,687
		7,034,070
Real estate – 4.0%
Equity real estate investment trusts – 2.8%
CoreSite Realty Corp.	19,679	2,233,173
Corporate Office Properties Trust	51,848	1,573,068
LaSalle Hotel Properties	57,860	1,645,538
QTS Realty Trust, Inc., Class A	24,501	1,363,726
		6,815,505
Real estate management and development – 1.2%
Kennedy-Wilson Holdings, Inc.	143,055	2,739,503
		9,555,008
TOTAL COMMON STOCKS (Cost $174,882,852)		$231,580,526

PREFERRED SECURITIES – 0.9%
Consumer discretionary – 0.2%
Diversified consumer services – 0.2%
The Honest Company, Inc.,
Series D (A)(C)(D)	12,795	478,533
Information technology – 0.7%
Software – 0.7%
MarkLogic Corp., Series F (A)(C)(D)	72,325	736,992
Zuora, Inc., Series F (A)(C)(D)	192,994	988,129
		1,725,121
TOTAL PREFERRED SECURITIES (Cost $2,158,674)		$2,203,654

EXCHANGE-TRADED FUNDS –
2.6%
iShares Russell 2000 Growth ETF	33,539	6,264,079
TOTAL EXCHANGE-TRADED FUNDS
(Cost $6,036,014)		$6,264,079

SECURITIES LENDING COLLATERAL – 6.8%
John Hancock Collateral Trust,
1.2290% (E)(F)	1,635,511	16,362,965
TOTAL SECURITIES LENDING COLLATERAL (Cost
$16,363,378)		$16,362,965

SHORT-TERM INVESTMENTS – 0.3%
Repurchase agreement – 0.3%
Deutsche Bank Tri-Party Repurchase
Agreement dated 11-30-17 at 1.030%
to be repurchased at $800,023 on
12-1-17, collateralized by $770,637
Government National Mortgage
Association, 4.500% due 4-20-47
(valued at $816,000,
including interest)	$800,000	800,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $800,000)		$800,000
Total Investments (Small Cap Growth Fund)
(Cost $200,240,918) – 107.0%		$257,211,224
Other assets and liabilities, net – (7.0%)		(16,877,344)
TOTAL NET ASSETS – 100.0%		$240,333,880

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 11-30-17. The value of securities on loan amounted to $16,040,098.
(C)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to fund’s investments.
(D)	Security is valued using significant unobservable inputs.
(E)	The rate shown is the annualized seven-day yield as of 11-30-17.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Small Company Growth Fund

	Shares or Principal Amount	Value
COMMON STOCKS – 100.6%
Consumer discretionary – 12.1%
Auto components – 0.8%
Visteon Corp. (A)	15,124	$1,991,680
Distributors – 0.9%
Pool Corp.	16,394	2,059,742
Hotels, restaurants and leisure – 4.9%
Dunkin’ Brands Group, Inc.	31,402	1,874,699
Jack in the Box, Inc.	14,689	1,520,458
Penn National Gaming, Inc. (A)	89,854	2,584,201
Six Flags Entertainment Corp. (B)	30,018	1,963,778
Texas Roadhouse, Inc.	33,840	1,728,209
The Wendy’s Company	107,583	1,601,911
		11,273,256

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Small Company Growth Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables – 0.8%
CalAtlantic Group, Inc.	33,674	$1,887,091
Leisure products – 0.7%
Brunswick Corp.	29,992	1,660,057
Media – 0.5%
IMAX Corp. (A)	42,417	1,077,392
Specialty retail – 1.4%
Five Below, Inc. (A)	31,969	1,975,684
Urban Outfitters, Inc. (A)	40,534	1,261,418
		3,237,102
Textiles, apparel and luxury goods – 2.1%
Carter’s, Inc.	15,711	1,701,816
G-III Apparel Group, Ltd. (A)	39,636	1,220,789
Steven Madden, Ltd. (A)	43,736	1,869,714
		4,792,319
		27,978,639
Consumer staples – 1.2%
Beverages – 0.5%
The Boston Beer Company, Inc.,
Class A (A)	6,452	1,160,392
Food products – 0.7%
Lancaster Colony Corp.	12,379	1,649,873
		2,810,265
Energy – 3.6%
Energy equipment and services – 0.7%
Patterson-UTI Energy, Inc.	76,596	1,653,708
Oil, gas and consumable fuels – 2.9%
Centennial Resource Development, Inc.,
Class A (A)(B)	98,930	2,007,290
Energen Corp. (A)	33,778	1,907,106
Laredo Petroleum, Inc. (A)	102,604	1,096,837
Parsley Energy, Inc., Class A (A)	60,025	1,612,272
		6,623,505
		8,277,213
Financials – 9.5%
Banks – 4.0%
BankUnited, Inc.	39,182	1,458,746
Cathay General Bancorp	50,591	2,195,143
Cullen/Frost Bankers, Inc.	20,590	2,026,262
MB Financial, Inc.	40,362	1,878,851
Sterling Bancorp	67,109	1,701,213
		9,260,215
Capital markets – 2.5%
Evercore, Inc., Class A	19,585	1,700,957
Financial Engines, Inc.	36,885	1,029,092
MarketAxess Holdings, Inc.	10,138	1,979,647
WisdomTree Investments, Inc. (B)	84,986	977,339
		5,687,035
Insurance – 3.0%
American Equity Investment Life
Holding Company	61,182	1,941,305
American Financial Group, Inc.	18,663	1,960,735
RLI Corp.	20,263	1,210,309
The Hanover Insurance Group, Inc.	18,044	1,941,534
		7,053,883
		22,001,133
Health care – 23.5%
Biotechnology – 7.0%
ACADIA Pharmaceuticals, Inc. (A)(B)	55,313	1,673,216
Adamas Pharmaceuticals, Inc. (A)(B)	63,956	2,375,965
Agios Pharmaceuticals, Inc. (A)(B)	30,898	1,901,772
Exelixis, Inc. (A)	96,687	2,618,284
Halozyme Therapeutics, Inc. (A)(B)	138,384	2,583,629
Momenta Pharmaceuticals, Inc. (A)	92,649	1,278,556
Neurocrine Biosciences, Inc. (A)	33,917	2,438,293
Repligen Corp. (A)	39,865	1,413,214
		16,282,929
Health care equipment and supplies – 6.8%
Align Technology, Inc. (A)	6,809	1,776,332
Cantel Medical Corp.	20,190	2,149,831
DexCom, Inc. (A)(B)	20,772	1,213,708
Halyard Health, Inc. (A)	43,371	2,105,228
Hill-Rom Holdings, Inc.	22,026	1,862,298
ICU Medical, Inc. (A)	8,906	1,900,540
Integra LifeSciences Holdings Corp. (A)	34,677	1,685,996
Nevro Corp. (A)	17,301	1,294,461
NxStage Medical, Inc. (A)	65,986	1,695,180
		15,683,574
Health care providers and services – 3.6%
Chemed Corp.	8,251	2,029,251
HealthEquity, Inc. (A)	54,515	2,827,693
HealthSouth Corp.	34,906	1,743,555
Select Medical Holdings Corp. (A)	100,306	1,770,401
		8,370,900
Health care technology – 0.7%
Medidata Solutions, Inc. (A)	23,105	1,539,717
Life sciences tools and services – 2.1%
Bio-Techne Corp.	15,628	2,105,873
Pacific Biosciences of
California, Inc. (A)(B)	160,237	511,156
PerkinElmer, Inc.	30,777	2,267,649
		4,884,678
Pharmaceuticals – 3.3%
Catalent, Inc. (A)	43,719	1,739,579
GW Pharmaceuticals PLC, ADR (A)(B)	13,334	1,659,950
Nektar Therapeutics (A)	54,938	2,966,103
Prestige Brands Holdings, Inc. (A)	26,860	1,214,072
		7,579,704
		54,341,502
Industrials – 16.1%
Aerospace and defense – 1.8%
BWX Technologies, Inc.	37,329	2,331,196
TransDigm Group, Inc.	6,548	1,858,257
		4,189,453
Building products – 1.7%
AO Smith Corp.	37,384	2,370,893
Masonite International Corp. (A)	22,713	1,672,812
		4,043,705
Commercial services and supplies – 1.4%
Pitney Bowes, Inc.	73,118	780,169
The Brink’s Company	29,872	2,415,151
		3,195,320
Electrical equipment – 0.7%
Acuity Brands, Inc.	8,955	1,535,066
Machinery – 5.9%
ITT, Inc.	40,674	2,204,531
John Bean Technologies Corp.	20,903	2,503,134
Kennametal, Inc.	40,693	1,897,108
Lincoln Electric Holdings, Inc.	18,799	1,713,341
The Timken Company	35,463	1,769,604
WABCO Holdings, Inc. (A)	12,614	1,885,162

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Small Company Growth Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Wabtec Corp. (B)	20,426	$1,570,759
		13,543,639
Road and rail – 3.2%
Knight-Swift Transportation
Holdings, Inc.	65,413	2,791,827
Landstar System, Inc.	17,770	1,833,864
Old Dominion Freight Line, Inc.	21,950	2,836,818
		7,462,509
Trading companies and distributors – 1.4%
Univar, Inc. (A)	57,579	1,696,277
Watsco, Inc.	9,051	1,516,043
		3,212,320
		37,182,012
Information technology – 28.6%
Electronic equipment, instruments and components – 6.0%
Cognex Corp.	24,183	3,351,038
II-VI, Inc. (A)	42,095	1,995,303
Littelfuse, Inc.	11,407	2,314,480
National Instruments Corp.	40,897	1,797,423
Trimble, Inc. (A)	50,081	2,102,901
Zebra Technologies Corp., Class A (A)	21,653	2,388,759
		13,949,904
Internet software and services – 3.6%
2U, Inc. (A)	29,106	1,865,695
CoStar Group, Inc. (A)	8,355	2,548,024
LogMeIn, Inc.	15,159	1,803,921
Q2 Holdings, Inc. (A)	50,634	2,119,033
		8,336,673
IT services – 3.4%
Booz Allen Hamilton Holding Corp.	51,768	2,002,904
EPAM Systems, Inc. (A)	17,483	1,773,476
Euronet Worldwide, Inc. (A)	24,325	2,222,089
ExlService Holdings, Inc. (A)	28,761	1,765,350
		7,763,819
Semiconductors and semiconductor equipment – 5.3%
Cavium, Inc. (A)	24,643	2,106,484
Integrated Device Technology, Inc. (A)	61,645	1,854,898
MKS Instruments, Inc.	22,392	2,111,566
Monolithic Power Systems, Inc.	15,946	1,887,209
Power Integrations, Inc.	20,899	1,640,572
Silicon Laboratories, Inc. (A)	28,826	2,626,049
		12,226,778
Software – 10.3%
Aspen Technology, Inc. (A)	39,465	2,640,998
CommVault Systems, Inc. (A)	35,274	1,901,269
Fair Isaac Corp.	16,936	2,659,968
Guidewire Software, Inc. (A)	31,553	2,347,228
Pegasystems, Inc.	28,366	1,431,065
Proofpoint, Inc. (A)(B)	17,714	1,595,146
Qualys, Inc. (A)	38,057	2,241,557
RealPage, Inc. (A)	48,571	2,202,695
Take-Two Interactive Software, Inc. (A)	41,104	4,585,151
The Ultimate Software
Group, Inc. (A)(B)	10,477	2,210,961
		23,816,038
		66,093,212
Materials – 4.1%
Chemicals – 1.9%
Ingevity Corp. (A)	27,858	2,217,218
PolyOne Corp.	46,951	2,169,606
		4,386,824
Construction materials – 1.1%
Martin Marietta Materials, Inc.	11,404	2,376,480
Containers and packaging – 1.1%
Berry Global Group, Inc. (A)	42,399	2,534,188
		9,297,492
Real estate – 1.1%
Equity real estate investment trusts – 1.1%
CubeSmart	46,646	1,331,277
Highwoods Properties, Inc.	24,777	1,258,424
		2,589,701
Telecommunication services – 0.8%
Diversified telecommunication services – 0.8%
Cogent Communications Holdings, Inc.	38,702	1,813,189
TOTAL COMMON STOCKS (Cost $150,555,391)		$232,384,358

SECURITIES LENDING COLLATERAL – 6.9%
John Hancock Collateral Trust,
1.2290% (C)(D)	1,603,432	16,042,021
TOTAL SECURITIES LENDING COLLATERAL (Cost
$16,042,819)		$16,042,021

SHORT-TERM INVESTMENTS – 0.2%
Money market funds – 0.2%
State Street Institutional Treasury Money
Market Fund, Premier Class, 1.0245% (C)	389,788	389,788
TOTAL SHORT-TERM INVESTMENTS
(Cost $389,788)		$389,788
Total Investments (Small Company Growth Fund)
(Cost $166,987,998) – 107.7%		$248,816,167
Other assets and liabilities, net – (7.7%)		(17,694,082)
TOTAL NET ASSETS – 100.0%		$231,122,085

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 11-30-17.
(C)	The rate shown is the annualized seven-day yield as of 11-30-17.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Small Company Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 99.1%
Consumer discretionary – 10.0%
Auto components – 1.7%
Dorman Products, Inc. (A)	29,700	$2,028,807
LCI Industries	22,900	2,997,610
		5,026,417
Distributors – 0.8%
Pool Corp.	18,600	2,336,904
Diversified consumer services – 1.1%
American Public Education, Inc. (A)	45,000	1,208,250
Capella Education Company	25,300	2,158,090
		3,366,340
Hotels, restaurants and leisure – 0.8%
ILG, Inc.	54,900	1,542,141
Red Robin Gourmet Burgers, Inc. (A)	17,500	917,000
		2,459,141

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Household durables – 1.2%
Cavco Industries, Inc. (A)	14,600	$2,235,990
CSS Industries, Inc.	35,200	959,200
Ethan Allen Interiors, Inc.	11,400	335,160
		3,530,350
Media – 0.9%
Cable One, Inc.	2,403	1,650,404
Scholastic Corp.	21,100	867,632
		2,518,036
Specialty retail – 2.3%
Aaron’s, Inc.	66,900	2,523,468
Express, Inc. (A)	88,700	863,938
Lumber Liquidators
Holdings, Inc. (A)(B)	63,404	1,797,503
Party City Holdco, Inc. (A)(B)	79,435	1,104,147
Sportsman’s Warehouse
Holdings, Inc. (A)(B)	81,363	410,070
		6,699,126
Textiles, apparel and luxury goods – 1.2%
Crocs, Inc. (A)	56,400	616,452
Culp, Inc.	37,700	1,210,170
Steven Madden, Ltd. (A)	41,492	1,773,783
		3,600,405
		29,536,719
Consumer staples – 3.9%
Food and staples retailing – 0.9%
PriceSmart, Inc.	18,100	1,547,550
SpartanNash Company	46,300	1,173,705
		2,721,255
Food products – 2.3%
Nomad Foods, Ltd. (A)	191,700	3,149,631
Pinnacle Foods, Inc.	22,100	1,286,883
Post Holdings, Inc. (A)	17,600	1,398,320
The Simply Good Foods Company (A)	62,000	820,880
		6,655,714
Household products – 0.4%
Energizer Holdings, Inc.	29,200	1,341,156
Tobacco – 0.3%
Vector Group, Ltd.	35,580	800,194
		11,518,319
Energy – 4.6%
Energy equipment and services – 1.2%
Frank’s International NV (B)	123,300	768,155
Keane Group, Inc. (A)(B)	40,100	599,896
Oceaneering International, Inc.	40,900	799,186
Ranger Energy Services, Inc. (A)	27,300	257,439
TETRA Technologies, Inc. (A)	257,100	1,033,542
		3,458,218
Oil, gas and consumable fuels – 3.4%
Andeavor	17,129	1,806,596
Centennial Resource Development, Inc.,
Class A (A)	97,100	1,970,159
Jagged Peak Energy, Inc. (A)(B)	49,600	752,928
Matador Resources Company (A)	86,500	2,473,900
Parsley Energy, Inc., Class A (A)	46,000	1,235,560
WPX Energy, Inc. (A)	143,000	1,811,810
		10,050,953
		13,509,171
Financials – 30.9%
Banks – 18.1%
Atlantic Capital Bancshares, Inc. (A)	47,507	817,120
BankUnited, Inc.	87,900	3,272,517
CoBiz Financial, Inc.	107,900	2,285,322
Columbia Banking System, Inc.	74,100	3,416,010
East West Bancorp, Inc.	79,195	4,873,660
First Hawaiian, Inc.	35,728	1,045,759
Glacier Bancorp, Inc.	68,900	2,759,445
Heritage Financial Corp.	39,475	1,284,911
Home BancShares, Inc.	208,300	4,957,540
Hope Bancorp, Inc.	92,900	1,739,088
Howard Bancorp, Inc. (A)	36,001	792,022
Live Oak Bancshares, Inc.	37,206	958,055
National Bank Holdings Corp., Class A	71,050	2,410,727
Park Sterling Corp.	66,400	854,568
Pinnacle Financial Partners, Inc.	19,200	1,318,080
Popular, Inc.	62,100	2,195,856
Prosperity Bancshares, Inc.	45,100	3,158,804
SVB Financial Group (A)	16,676	3,796,125
Synovus Financial Corp.	24,200	1,201,046
Texas Capital Bancshares, Inc. (A)	26,200	2,367,170
Towne Bank	86,400	2,894,400
Webster Financial Corp.	40,780	2,339,549
Wintrust Financial Corp.	29,400	2,465,190
		53,202,964
Capital markets – 3.6%
Cboe Global Markets, Inc.	20,879	2,577,095
Hercules Capital, Inc.	124,300	1,669,349
Houlihan Lokey, Inc.	29,426	1,313,577
Janus Henderson Group PLC	35,944	1,339,633
Main Street Capital Corp. (B)	27,800	1,121,730
Safeguard Scientifics, Inc. (A)	45,000	558,000
Stifel Financial Corp.	18,600	1,046,064
TPG Specialty Lending, Inc.	51,500	1,054,205
		10,679,653
Consumer finance – 1.2%
Green Dot Corp., Class A (A)	57,600	3,559,680
Insurance – 3.3%
Assured Guaranty, Ltd.	39,202	1,423,425
Employers Holdings, Inc.	37,350	1,830,150
Kinsale Capital Group, Inc.	24,356	1,086,034
ProAssurance Corp.	49,600	3,067,760
Safety Insurance Group, Inc.	13,100	1,078,785
State Auto Financial Corp.	42,300	1,180,593
		9,666,747
Mortgage real estate investment trusts – 0.9%
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	77,800	1,849,306
Redwood Trust, Inc.	57,100	857,642
		2,706,948
Thrifts and mortgage finance – 3.8%
Beneficial Bancorp, Inc.	109,131	1,849,770
Meridian Bancorp, Inc.	67,900	1,368,185
PCSB Financial Corp. (A)	41,822	825,148
PDL Community Bancorp (A)	24,281	403,550
Radian Group, Inc.	126,500	2,591,985
Sterling Bancorp, Inc. (A)	21,263	263,661
United Financial Bancorp, Inc.	107,100	1,996,344
WSFS Financial Corp.	36,300	1,836,780
		11,135,423
		90,951,415
Health care – 7.8%
Biotechnology – 0.4%
Puma Biotechnology, Inc. (A)	10,400	1,101,360

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies – 5.2%
Analogic Corp.	13,000	$1,076,400
Atrion Corp.	5,202	3,509,269
Haemonetics Corp. (A)	38,000	2,196,400
Halyard Health, Inc. (A)	55,600	2,698,824
Quidel Corp. (A)	63,200	2,400,968
West Pharmaceutical Services, Inc.	34,600	3,457,578
		15,339,439
Health care providers and services – 2.2%
Molina Healthcare, Inc. (A)	15,900	1,244,016
Select Medical Holdings Corp. (A)	74,300	1,311,395
The Ensign Group, Inc.	55,100	1,337,277
WellCare Health Plans, Inc. (A)	11,900	2,534,581
		6,427,269
		22,868,068
Industrials – 13.5%
Aerospace and defense – 0.9%
Triumph Group, Inc.	81,100	2,505,990
Building products – 0.7%
Universal Forest Products, Inc.	49,400	1,934,504
Commercial services and supplies – 1.8%
Brady Corp., Class A	32,900	1,286,390
Matthews International Corp., Class A	14,600	827,090
McGrath RentCorp	39,067	1,867,403
MSA Safety, Inc.	14,400	1,238,400
		5,219,283
Construction and engineering – 0.8%
Aegion Corp. (A)	85,700	2,367,891
Electrical equipment – 0.3%
Thermon Group Holdings, Inc. (A)	39,300	914,118
Machinery – 3.8%
Blue Bird Corp. (A)(B)	43,500	848,250
CIRCOR International, Inc.	27,100	1,312,724
Colfax Corp. (A)	28,300	1,054,458
ESCO Technologies, Inc.	44,100	2,881,935
Hillenbrand, Inc.	25,570	1,164,714
RBC Bearings, Inc. (A)	14,900	1,988,405
Sun Hydraulics Corp.	29,600	1,795,536
		11,046,022
Marine – 0.3%
Kirby Corp. (A)	15,000	1,009,500
Professional services – 1.0%
FTI Consulting, Inc. (A)	32,600	1,402,126
Navigant Consulting, Inc. (A)	77,500	1,487,225
		2,889,351
Road and rail – 2.7%
Genesee & Wyoming, Inc., Class A (A)	25,400	2,002,028
Landstar System, Inc.	47,900	4,943,280
Universal Logistics Holdings, Inc.	45,400	1,060,090
		8,005,398
Trading companies and distributors – 1.2%
Beacon Roofing Supply, Inc. (A)	41,965	2,689,117
Kaman Corp.	16,500	984,390
		3,673,507
		39,565,564
Information technology – 8.5%
Communications equipment – 0.4%
Harmonic, Inc. (A)	288,555	1,211,931
Electronic equipment, instruments and components – 5.6%
Badger Meter, Inc.	32,300	1,498,720
Belden, Inc.	48,800	4,132,872
Knowles Corp. (A)	121,500	1,918,485
Littelfuse, Inc.	23,874	4,844,035
Methode Electronics, Inc.	33,300	1,568,430
SYNNEX Corp.	17,856	2,431,987
		16,394,529
Internet software and services – 0.2%
Cargurus, Inc. (A)	3,631	107,042
GTT Communications, Inc. (A)(B)	14,200	574,390
		681,432
IT services – 0.5%
CSRA, Inc.	51,600	1,492,788
Semiconductors and semiconductor equipment – 1.2%
Advanced Energy Industries, Inc. (A)	1,600	119,952
Brooks Automation, Inc.	37,000	920,930
Cabot Microelectronics Corp.	16,200	1,560,384
Rudolph Technologies, Inc. (A)	32,400	787,320
		3,388,586
Software – 0.6%
Callidus Software, Inc. (A)	61,400	1,797,485
		24,966,751
Materials – 5.0%
Chemicals – 2.0%
American Vanguard Corp.	52,800	1,050,720
Innospec, Inc.	12,247	874,436
KMG Chemicals, Inc.	41,481	2,256,152
Minerals Technologies, Inc.	24,100	1,746,045
		5,927,353
Containers and packaging – 0.8%
Myers Industries, Inc.	110,900	2,367,715
Metals and mining – 1.6%
Carpenter Technology Corp.	46,000	2,273,780
Constellium NV, Class A (A)	65,800	697,480
New Gold, Inc. (A)	183,200	567,920
Reliance Steel & Aluminum Company	14,000	1,100,540
		4,639,720
Paper and forest products – 0.6%
Clearwater Paper Corp. (A)	39,388	1,868,961
		14,803,749
Real estate – 8.3%
Equity real estate investment trusts – 8.3%
Acadia Realty Trust	59,100	1,656,573
American Assets Trust, Inc.	17,500	688,800
American Campus Communities, Inc.	25,630	1,086,199
Cedar Realty Trust, Inc.	400,800	2,392,776
Douglas Emmett, Inc.	34,500	1,390,695
EastGroup Properties, Inc.	27,700	2,606,016
Healthcare Realty Trust, Inc.	44,100	1,445,157
JBG SMITH Properties	51,393	1,711,901
Kilroy Realty Corp.	21,500	1,620,670
Potlatch Corp.	41,600	2,146,560
PS Business Parks, Inc.	15,100	2,001,656
Retail Opportunity Investments Corp.	45,700	894,349
Saul Centers, Inc.	27,900	1,800,666
Sunstone Hotel Investors, Inc.	71,100	1,188,081
Washington Real Estate Investment Trust	52,100	1,683,872
		24,313,971
Utilities – 6.6%
Electric utilities – 2.5%
El Paso Electric Company	27,800	1,693,020
MGE Energy, Inc.	7,000	462,000

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
PNM Resources, Inc.	82,400	$3,749,200
Portland General Electric Company	32,400	1,608,336
		7,512,556
Gas utilities – 2.8%
Atmos Energy Corp.	18,000	1,661,220
Chesapeake Utilities Corp.	36,200	3,096,910
ONE Gas, Inc.	42,600	3,376,050
		8,134,180
Multi-utilities – 0.8%
NorthWestern Corp.	36,200	2,326,212
Water utilities – 0.5%
California Water Service Group	33,100	1,509,360
		19,482,308
TOTAL COMMON STOCKS (Cost $171,499,910)		$291,516,035

WARRANTS – 0.0%
The Simply Good Foods Company
(Expiration Date: 7-7-22; Strike Price:
$11.50) (A)	12,533	39,604
TOTAL WARRANTS (Cost $25,192)		$39,604

SECURITIES LENDING COLLATERAL – 1.7%
John Hancock Collateral Trust,
1.2290% (C)(D)	508,993	5,092,377
TOTAL SECURITIES LENDING COLLATERAL (Cost
$5,092,490)		$5,092,377

SHORT-TERM INVESTMENTS – 0.9%
Money market funds – 0.9%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
0.9925% (C)	500,000	500,000
T. Rowe Price Government Money Fund,
1.1216% (C)	2,046,787	2,046,787
		2,546,787
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,546,787)		$2,546,787
Total Investments (Small Company Value Fund)
(Cost $179,164,379) – 101.7%		$299,194,803
Other assets and liabilities, net – (1.7%)		(5,073,300)
TOTAL NET ASSETS – 100.0%		$294,121,503

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 11-30-17. The value of securities on loan amounted to $4,907,818.
(C)	The rate shown is the annualized seven-day yield as of 11-30-17.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Strategic Equity Allocation Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 95.6%
Consumer discretionary – 12.0%
Auto components – 0.7%
Aisin Seiki Company, Ltd.	27,700	$1,490,659
American Axle & Manufacturing
Holdings, Inc. (A)	14,805	265,750
BorgWarner, Inc.	21,117	1,175,795
Bridgestone Corp.	101,700	4,647,694
Cheng Shin Rubber Industry
Company, Ltd.	289,730	497,226
Cie Generale des
Etablissements Michelin	29,227	4,238,076
Continental AG	19,865	5,294,572
Cooper Tire & Rubber Company	19,867	730,112
Cooper-Standard Holdings, Inc. (A)	3,084	388,800
Dana, Inc.	55,092	1,820,240
Delphi Automotive PLC	27,476	2,875,913
Denso Corp.	74,516	4,206,857
Dorman Products, Inc. (A)	4,889	333,968
Fox Factory Holding Corp. (A)	6,278	244,842
Fuyao Glass Industry Group
Company, Ltd., H Shares (B)	84,400	324,698
Gentex Corp.	58,051	1,188,884
Gentherm, Inc. (A)	6,649	239,364
GKN PLC	226,790	950,478
Hankook Tire Company, Ltd.	9,571	473,214
Hanon Systems	27,121	330,558
Horizon Global Corp. (A)	4,637	65,382
Hyundai Mobis Company, Ltd.	9,371	2,361,730
Hyundai Wia Corp.	2,443	152,148
Koito Manufacturing Company, Ltd.	17,576	1,221,464
LCI Industries	4,319	565,357
Linamar Corp.	9,150	494,681
Magna International, Inc.	66,926	3,754,164
Minth Group, Ltd.	110,000	615,990
Modine Manufacturing Company (A)	8,899	203,787
Motorcar Parts of America, Inc. (A)	3,525	91,862
NGK Spark Plug Company, Ltd.	26,200	608,506
NOK Corp.	14,900	364,685
Nokian Renkaat OYJ	15,888	693,550
Standard Motor Products, Inc.	3,858	174,420
Stanley Electric Company, Ltd.	22,100	887,732
Stoneridge, Inc. (A)	5,011	114,351
Sumitomo Electric Industries, Ltd.	118,000	2,069,705
Sumitomo Rubber Industries, Ltd.	28,800	527,008
Superior Industries International, Inc.	4,700	78,490
Tenneco, Inc.	9,428	560,117
The Goodyear Tire & Rubber Company	26,784	866,998
The Yokohama Rubber Company, Ltd.	18,600	419,165
Tower International, Inc.	3,704	119,269
Toyoda Gosei Company, Ltd.	10,200	255,791
Toyota Industries Corp.	25,529	1,594,321
Valeo SA	41,044	2,976,380
VOXX International Corp. (A)	4,060	27,405
		53,582,158
Automobiles – 1.4%
Astra International Tbk PT	2,643,208	1,561,831
Bayerische Motoren Werke AG	60,052	6,062,569
Brilliance China Automotive
Holdings, Ltd.	502,400	1,323,063
BYD Company, Ltd., H Shares (C)	105,494	933,693
Chongqing Changan Automobile
Company, Ltd., B Shares	129,700	122,373
Daimler AG	174,133	14,426,053
Dongfeng Motor Group Company, Ltd.,
H Shares	434,780	549,014
Ferrari NV	17,970	1,950,739
Fiat Chrysler Automobiles NV (A)	157,447	2,703,855
Ford Motor Company	400,893	5,019,180
Ford Otomotiv Sanayi AS	5,970	83,946
Geely Automobile Holdings, Ltd.	812,000	2,850,024
General Motors Company	134,462	5,793,968

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Automobiles (continued)
Great Wall Motor Company, Ltd.,
H Shares	500,750	$589,156
Guangzhou Automobile Group
Company, Ltd., H Shares	344,719	868,756
Harley-Davidson, Inc. (C)	17,571	882,064
Honda Motor Company, Ltd.	269,127	8,984,990
Hyundai Motor Company	21,172	3,213,288
Isuzu Motors, Ltd.	86,200	1,371,552
Kia Motors Corp.	36,131	1,119,103
Mazda Motor Corp.	88,880	1,200,730
Mitsubishi Motors Corp.	104,900	739,541
Nissan Motor Company, Ltd.	363,025	3,530,185
Peugeot SA	88,970	1,838,415
Renault SA	30,573	3,104,297
Subaru Corp.	96,200	3,170,116
Suzuki Motor Corp.	53,800	2,912,005
Thor Industries, Inc.	9,942	1,526,594
Tofas Turk Otomobil Fabrikasi AS	10,821	85,917
Toyota Motor Corp.	408,200	25,776,002
UMW Holdings BHD (A)	57,900	74,568
Volkswagen AG	5,728	1,188,667
Winnebago Industries, Inc.	5,594	306,272
Yamaha Motor Company, Ltd.	43,800	1,377,597
Yulon Motor Company, Ltd.	136,000	108,609
		107,348,732
Distributors – 0.1%
Core-Mark Holding Company, Inc.	8,237	273,139
Genuine Parts Company	28,485	2,648,250
Imperial Holdings, Ltd.	5,705	94,878
Jardine Cycle & Carriage, Ltd.	23,954	709,894
LKQ Corp. (A)	60,347	2,378,879
Pool Corp.	8,380	1,052,863
Weyco Group, Inc.	1,452	40,961
		7,198,864
Diversified consumer services – 0.2%
Adtalem Global Education, Inc. (A)	23,643	980,002
American Public Education, Inc. (A)	3,090	82,967
Benesse Holdings, Inc.	11,200	396,386
Bridgepoint Education, Inc. (A)	3,869	35,324
Capella Education Company	2,056	175,377
Career Education Corp. (A)	12,524	166,193
Carriage Services, Inc.	2,976	76,245
Chegg, Inc. (A)	16,945	257,733
Collectors Universe, Inc.	1,794	51,829
Graham Holdings Company, Class B	941	548,697
Grand Canyon Education, Inc. (A)	8,348	792,726
H&R Block, Inc.	51,948	1,359,999
Houghton Mifflin Harcourt Company (A)	18,843	183,719
K12, Inc. (A)	6,103	100,944
Kroton Educacional SA	183,180	1,011,366
Laureate Education, Inc., Class A (A)	6,530	89,004
New Oriental Education & Technology
Group, Inc., ADR	22,100	1,875,406
Regis Corp. (A)	6,668	106,355
Service Corp. International	38,063	1,406,428
Sotheby’s (A)	14,398	741,929
Strayer Education, Inc.	1,901	188,636
TAL Education Group, ADR	46,262	1,289,785
Weight Watchers International, Inc. (A)	5,021	221,275
		12,138,325
Hotels, restaurants and leisure – 2.1%
Accor SA	31,724	1,588,883
Aristocrat Leisure, Ltd.	45,386	758,495
Belmond, Ltd., Class A (A)	16,222	201,153
Biglari Holdings, Inc. (A)	194	66,542
BJ’s Restaurants, Inc.	3,824	136,708
Bloomin’ Brands, Inc.	16,590	356,187
Bojangles’, Inc. (A)	3,491	46,954
Boyd Gaming Corp.	14,917	475,703
Brinker International, Inc. (C)	18,153	666,760
Buffalo Wild Wings, Inc. (A)	5,917	922,756
Caesars Entertainment Corp. (A)	24,829	328,984
Carnival Corp.	100,181	6,575,881
Carnival PLC	24,742	1,603,468
Carrols Restaurant Group, Inc. (A)	6,594	87,371
Chipotle Mexican Grill, Inc. (A)	6,128	1,865,302
Churchill Downs, Inc.	5,010	1,177,350
Chuy’s Holdings, Inc. (A)	3,298	82,120
Compass Group PLC	209,193	4,242,596
Cracker Barrel Old Country
Store, Inc. (C)	8,266	1,292,224
Crown Resorts, Ltd.	34,291	321,526
Darden Restaurants, Inc.	30,702	2,588,793
Dave & Buster’s Entertainment, Inc. (A)	7,387	391,733
Del Frisco’s Restaurant Group, Inc. (A)	4,438	64,573
Del Taco Restaurants, Inc. (A)	6,161	75,657
Denny’s Corp. (A)	11,914	161,435
DineEquity, Inc.	3,125	143,344
Domino’s Pizza Enterprises, Ltd. (C)	5,528	197,781
Domino’s Pizza, Inc.	8,891	1,655,149
Drive Shack, Inc.	15,002	92,712
Dunkin’ Brands Group, Inc.	18,345	1,095,197
El Pollo Loco Holdings, Inc. (A)	4,083	43,076
Eldorado Resorts, Inc. (A)(C)	8,374	256,244
Fiesta Restaurant Group, Inc. (A)	4,830	91,287
Flight Centre Travel Group, Ltd.	4,985	169,291
Galaxy Entertainment Group, Ltd.	370,000	2,680,076
Genting BHD	327,800	706,707
Genting Malaysia BHD	427,060	532,282
Genting Singapore PLC	1,494,800	1,479,429
Golden Entertainment, Inc. (A)	2,093	71,832
Hilton Worldwide Holdings, Inc.	50,248	3,897,235
ILG, Inc.	40,530	1,138,488
InterContinental Hotels Group PLC	24,043	1,414,795
International Speedway Corp., Class A	9,517	392,576
Jack in the Box, Inc.	11,186	1,157,863
Jollibee Foods Corp.	55,530	269,337
Kangwon Land, Inc.	15,277	521,990
La Quinta Holdings, Inc. (A)	14,855	264,568
Lindblad Expeditions Holdings, Inc. (A)	4,339	44,518
Marriott International, Inc., Class A	76,883	9,764,141
Marriott Vacations Worldwide Corp.	3,910	524,918
McDonald’s Corp.	199,053	34,231,144
McDonald’s Holdings Company
Japan, Ltd.	10,400	454,242
Melco Resorts &
Entertainment, Ltd., ADR	38,600	1,007,846
Merlin Entertainments PLC (B)	93,378	444,486
MGM China Holdings, Ltd.	149,200	382,721
MGM Resorts International	127,240	4,341,429
Minor International PCL	182,130	242,498
Monarch Casino & Resort, Inc. (A)	2,246	105,405
Nathan’s Famous, Inc. (A)	627	59,440
Norwegian Cruise Line
Holdings, Ltd. (A)	43,678	2,365,600
Oriental Land Company, Ltd.	34,100	3,041,297
Paddy Power Betfair PLC	10,415	1,161,082
Papa John’s International, Inc.	10,230	598,046
Penn National Gaming, Inc. (A)	15,284	439,568

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Pinnacle Entertainment, Inc. (A)	9,898	$303,671
Planet Fitness, Inc., Class A (A)	15,386	498,045
Potbelly Corp. (A)	4,708	60,498
RCI Hospitality Holdings, Inc.	1,881	61,941
Red Robin Gourmet Burgers, Inc. (A)	2,306	120,834
Red Rock Resorts, Inc., Class A	12,238	377,542
Restaurant Brands International, Inc.	41,244	2,561,626
Royal Caribbean Cruises, Ltd.	42,255	5,234,549
Ruth’s Hospitality Group, Inc.	5,478	117,503
Sands China, Ltd.	380,452	1,858,674
Scientific Games Corp., Class A (A)	9,553	502,965
SeaWorld Entertainment, Inc. (A)(C)	12,307	144,607
Shake Shack, Inc., Class A (A)(C)	3,964	162,920
Shangri-La Asia, Ltd.	196,500	444,408
Six Flags Entertainment Corp. (C)	16,178	1,058,365
SJM Holdings, Ltd.	311,384	251,214
Sodexo SA	15,722	2,051,132
Sonic Corp. (C)	7,353	187,649
Speedway Motorsports, Inc.	2,222	42,885
Starbucks Corp.	354,951	20,523,267
Tabcorp Holdings, Ltd.	71,477	263,520
Tatts Group, Ltd.	110,836	364,034
Texas Roadhouse, Inc.	25,157	1,284,768
The Cheesecake Factory, Inc. (C)	16,821	824,902
The Habit Restaurants, Inc.,
Class A (A)(C)	4,021	37,596
The Marcus Corp.	3,576	100,486
The Wendy’s Company	37,119	552,702
TUI AG	58,206	1,075,062
Whitbread PLC	24,211	1,168,186
Wingstop, Inc. (C)	5,226	204,807
Wyndham Worldwide Corp.	25,225	2,835,038
Wynn Macau, Ltd.	244,750	704,510
Wynn Resorts, Ltd.	19,657	3,107,379
Yum China Holdings, Inc.	63,008	2,572,617
Yum! Brands, Inc.	84,723	7,071,829
Zoe’s Kitchen, Inc. (A)	3,714	59,350
		162,349,875
Household durables – 0.8%
Arcelik AS	21,551	108,966
AV Homes, Inc. (A)	2,521	46,260
Barratt Developments PLC	133,933	1,098,521
Bassett Furniture Industries, Inc.	1,970	75,648
Beazer Homes USA, Inc. (A)	5,771	122,114
Berkeley Group Holdings PLC	17,391	897,864
CalAtlantic Group, Inc.	15,459	866,322
Casio Computer Company, Ltd.	30,400	447,467
Cavco Industries, Inc. (A)	1,534	234,932
Century Communities, Inc. (A)	3,449	108,126
Coway Company, Ltd.	7,092	625,542
CSS Industries, Inc.	2,049	55,835
D.R. Horton, Inc.	53,682	2,737,782
Electrolux AB, Series B	34,483	1,145,279
Ethan Allen Interiors, Inc.	4,460	131,124
Flexsteel Industries, Inc.	1,542	80,184
Garmin, Ltd.	17,482	1,085,283
GoPro, Inc., Class A (A)(C)	19,467	166,248
Green Brick Partners, Inc. (A)	4,619	55,659
Haier Electronics Group
Company, Ltd. (A)	203,000	547,645
Hamilton Beach Brands Holding
Company, Class A	765	21,864
Hamilton Beach Brands Holding
Company, Class B (A)	765	21,864
Hanssem Company, Ltd.	1,522	257,474
Helen of Troy, Ltd. (A)	10,347	925,022
Hooker Furniture Corp.	2,114	105,700
Hovnanian Enterprises, Inc., Class A (A)	25,457	72,552
Husqvarna AB, B Shares	58,065	530,034
Iida Group Holdings Company, Ltd.	23,000	425,227
Installed Building Products, Inc. (A)	3,881	299,031
iRobot Corp. (A)(C)	4,699	322,445
KB Home	31,835	998,346
La-Z-Boy, Inc.	8,615	283,434
Leggett & Platt, Inc.	20,864	1,006,479
Lennar Corp., A Shares	32,062	2,012,852
Lennar Corp., B Shares	0	15
LG Electronics, Inc.	14,699	1,223,108
LGI Homes, Inc. (A)(C)	3,066	215,264
Libbey, Inc.	4,449	30,209
Lifetime Brands, Inc.	2,056	37,214
M/I Homes, Inc. (A)	4,311	156,101
MDC Holdings, Inc.	7,356	263,492
Meritage Homes Corp. (A)	6,830	375,309
Mohawk Industries, Inc. (A)	9,968	2,817,056
Newell Brands, Inc.	77,192	2,390,636
Nien Made Enterprise Company, Ltd.	23,300	213,882
Nikon Corp.	53,300	1,059,938
NVR, Inc. (A)	708	2,460,300
Panasonic Corp.	345,220	5,166,479
Persimmon PLC	40,944	1,406,327
PICO Holdings, Inc. (A)	4,442	58,190
PulteGroup, Inc.	43,728	1,492,437
Rinnai Corp.	5,300	476,320
SEB SA	3,829	705,087
Sekisui Chemical Company, Ltd.	62,600	1,214,794
Sekisui House, Ltd.	91,800	1,718,389
Sharp Corp. (A)(C)	23,340	740,822
Sony Corp.	197,600	9,248,618
Steinhoff International Holdings NV	102,064	418,977
Taylor Morrison Home Corp.,
Class A (A)	12,720	307,315
Taylor Wimpey PLC	438,579	1,160,255
Techtronic Industries Company, Ltd.	216,000	1,252,250
Tempur Sealy International, Inc. (A)	9,327	540,127
Toll Brothers, Inc.	30,926	1,556,506
TopBuild Corp. (A)	6,551	445,402
TRI Pointe Group, Inc. (A)	57,390	1,039,907
Tupperware Brands Corp.	10,344	652,913
Universal Electronics, Inc. (A)	2,570	136,467
Whirlpool Corp.	11,501	1,938,724
William Lyon Homes, Class A (A)	4,333	129,297
ZAGG, Inc. (A)	5,212	106,585
		61,073,837
Internet and direct marketing retail – 1.9%
1-800-Flowers.com, Inc., Class A (A)	5,399	55,340
Amazon.com, Inc. (A)	79,807	93,912,887
Ctrip.com International, Ltd., ADR (A)	64,900	2,990,592
Duluth Holdings, Inc., Class B (A)(C)	1,970	37,410
Expedia, Inc.	24,358	2,983,855
FTD Companies, Inc. (A)	3,372	22,727
Groupon, Inc. (A)	60,809	342,963
HSN, Inc.	12,264	498,532
JD.com, Inc., ADR (A)	108,500	4,063,325
Liberty TripAdvisor Holdings, Inc.,
Class A (A)	13,205	123,467
Netflix, Inc. (A)	86,413	16,209,351
Nutrisystem, Inc.	5,322	270,092
Overstock.com, Inc. (A)(C)	3,037	143,043
PetMed Express, Inc. (C)	3,570	140,480

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail (continued)
Rakuten, Inc.	145,642	$1,494,583
Shutterfly, Inc. (A)	5,967	263,622
Start Today Company, Ltd.	30,200	924,049
The Priceline Group, Inc. (A)	9,819	17,082,212
TripAdvisor, Inc. (A)	21,933	759,320
Vipshop Holdings, Ltd., ADR (A)	65,500	539,065
Zalando SE (A)	19,956	1,021,973
		143,878,888
Leisure products – 0.1%
Acushnet Holdings Corp.	4,182	83,096
American Outdoor Brands Corp. (A)(C)	9,678	135,782
Bandai Namco Holdings, Inc.	31,200	1,018,434
Brunswick Corp.	18,037	998,348
Callaway Golf Company	16,726	242,694
Clarus Corp. (A)	4,853	37,368
Giant Manufacturing Company, Ltd.	47,661	238,893
Hasbro, Inc.	17,921	1,667,011
Johnson Outdoors, Inc., Class A	947	69,264
Malibu Boats, Inc., Class A (A)	3,808	119,038
Mattel, Inc.	54,059	986,577
MCBC Holdings, Inc. (A)	3,695	87,202
Merida Industry Company, Ltd.	32,800	136,339
Nautilus, Inc. (A)	5,672	74,303
Polaris Industries, Inc. (C)	11,828	1,502,274
Sankyo Company, Ltd.	6,984	225,601
Sega Sammy Holdings, Inc.	27,100	328,106
Shimano, Inc.	11,600	1,604,866
Sturm Ruger & Company, Inc. (C)	3,044	166,659
Vista Outdoor, Inc. (A)	10,343	149,043
Yamaha Corp.	26,200	965,695
		10,836,593
Media – 1.8%
Alibaba Pictures Group, Ltd. (A)	2,110,000	284,317
Altice NV, Class A (A)(C)	32,732	257,999
Altice NV, Class B (A)	6,188	48,683
AMC Entertainment Holdings, Inc.,
Class A (C)	10,015	142,714
AMC Networks, Inc., Class A (A)	10,589	545,757
Astro Malaysia Holdings BHD	242,300	168,083
Axel Springer SE	8,435	666,361
BEC World PCL	74,000	33,729
Cable One, Inc.	953	654,530
CBS Corp., Class B	58,511	3,280,127
Central European Media
Enterprises, Ltd., Class A (A)(C)	16,113	79,759
Charter Communications, Inc.,
Class A (A)	32,429	10,578,664
Cheil Worldwide, Inc.	10,243	189,600
Cinemark Holdings, Inc.	21,547	778,062
CJ E&M Corp.	2,845	225,255
Comcast Corp., Class A	758,492	28,473,790
Cyfrowy Polsat SA	14,692	103,812
Daily Journal Corp. (A)(C)	245	57,729
Dentsu, Inc.	33,844	1,536,422
Discovery Communications, Inc.,
Series A (A)	26,152	497,411
Discovery Communications, Inc.,
Series C (A)	32,240	582,899
DISH Network Corp., Class A (A)	37,069	1,877,545
Emerald Expositions Events, Inc.	2,923	65,329
Entercom Communications Corp.,
Class A (C)	5,478	63,545
Entravision Communications Corp.,
Class A	12,499	88,118
Eros International PLC (A)	4,645	58,527
Eutelsat Communications SA	28,695	649,170
Gannett Company, Inc.	20,527	235,239
Global Eagle Entertainment, Inc. (A)(C)	10,861	29,651
Gray Television, Inc. (A)	11,621	167,342
Grupo Televisa SAB	307,997	1,155,455
Hakuhodo DY Holdings, Inc.	36,500	491,685
Hemisphere Media Group, Inc. (A)	3,761	42,123
IMAX Corp. (A)	9,981	253,517
ITV PLC	481,091	1,040,933
JCDecaux SA	12,491	520,135
John Wiley & Sons, Inc., Class A	9,059	535,840
Lagardere SCA	19,844	649,988
Liberty Media Corp.-Liberty Braves,
Class A (A)	2,362	53,428
Liberty Media Corp.-Liberty Braves,
Class C (A)	5,907	133,734
Live Nation Entertainment, Inc. (A)	27,239	1,236,106
Loral Space & Communications, Inc. (A)	2,254	105,262
MDC Partners, Inc., Class A (A)	10,511	121,928
Media General, Inc. (A)(D)	18,354	2,937
Media Nusantara Citra Tbk PT	805,400	77,631
Meredith Corp.	15,004	1,022,523
MSG Networks, Inc., Class A (A)	10,563	188,550
Naspers, Ltd., N Shares	15,573	4,179,529
National CineMedia, Inc.	11,913	74,456
New Media Investment Group, Inc.	9,295	161,361
News Corp., Class A	64,113	1,036,066
News Corp., Class B	18,166	297,922
Nexstar Media Group, Inc., Class A	8,101	550,058
Omnicom Group, Inc.	36,996	2,642,994
Pearson PLC	109,738	1,049,966
ProSiebenSat.1 Media SE	42,042	1,337,627
Publicis Groupe SA	34,875	2,315,296
Reading International, Inc., Class A (A)	3,575	57,093
RTL Group SA	6,961	555,731
Schibsted ASA, B Shares	21,886	543,001
Schibsted ASA, Class A	19,674	529,918
Scholastic Corp.	5,068	208,396
Scripps Networks Interactive, Inc.,
Class A	15,583	1,275,313
SES SA	61,454	1,014,456
SFX Entertainment, Inc. (A)(D)	8,025	0
Shaw Communications, Inc., Class B	79,670	1,775,385
Sinclair Broadcast Group, Inc.,
Class A (C)	12,863	437,985
Singapore Press Holdings, Ltd.	386,200	791,779
Sky PLC (A)	135,688	1,718,332
Surya Citra Media Tbk PT	790,500	128,443
TEGNA, Inc.	43,734	580,788
Telenet Group Holding NV (A)	8,603	601,608
The EW Scripps Company, Class A (A)	10,453	157,527
The Interpublic Group of
Companies, Inc.	63,928	1,264,496
The New York Times Company, Class A	47,880	900,144
The Walt Disney Company	248,861	26,085,610
Time Warner, Inc.	125,354	11,471,145
Time, Inc.	17,895	332,847
Toho Company, Ltd.	17,700	598,754
tronc, Inc. (A)	3,976	70,415
Twenty-First Century Fox, Inc., Class A	169,634	5,418,110
Twenty-First Century Fox, Inc., Class B	70,941	2,209,812
Viacom, Inc., Class B	57,371	1,624,747
Vivendi SA	176,793	4,705,991
WideOpenWest, Inc. (A)	3,720	37,200

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
World Wrestling Entertainment, Inc.,
Class A	6,924	$197,265
WPP PLC	168,109	2,966,870
		141,956,380
Multiline retail – 0.5%
Big Lots, Inc. (C)	16,814	993,707
Canadian Tire Corp., Ltd., Class A	12,507	1,580,449
Dillard’s, Inc., Class A (C)	6,789	408,019
Dollar General Corp.	57,788	5,089,967
Dollar Tree, Inc. (A)	52,541	5,399,113
Dollarama, Inc.	19,886	2,430,896
Don Quijote Holdings Company, Ltd.	18,600	890,433
El Puerto de Liverpool SAB de CV,
Series C1	26,575	179,642
Fred’s, Inc., Class A (C)	7,053	36,252
Harvey Norman Holdings, Ltd.	47,210	144,107
Hyundai Department Store
Company, Ltd.	2,108	189,803
Isetan Mitsukoshi Holdings, Ltd.	52,540	610,813
J Front Retailing Company, Ltd.	37,700	639,362
J.C. Penney Company, Inc. (A)(C)	56,060	185,559
Kohl’s Corp.	37,404	1,794,270
Lojas Americanas SA	22,903	84,713
Lojas Renner SA	93,796	971,063
Lotte Shopping Company, Ltd.	1,633	314,845
Macy’s, Inc.	67,601	1,608,904
Marks & Spencer Group PLC	207,936	880,749
Marui Group Company, Ltd.	31,100	551,688
Matahari Department Store Tbk PT	343,500	270,084
Next PLC	19,533	1,182,269
Nordstrom, Inc. (C)	25,803	1,172,746
Ollie’s Bargain Outlet Holdings, Inc. (A)	8,490	402,851
Robinson PCL	48,600	110,168
Ryohin Keikaku Company, Ltd.	3,700	1,154,009
SACI Falabella	422,569	3,567,631
Shinsegae, Inc.	1,096	289,435
Takashimaya Company, Ltd.	47,000	464,578
Target Corp.	121,169	7,258,023
Woolworths Holdings, Ltd.	35,288	149,054
		41,005,202
Specialty retail – 1.4%
Aaron’s, Inc.	23,896	901,357
ABC-Mart, Inc.	5,167	283,958
Abercrombie & Fitch Company, Class A	12,388	215,056
Advance Auto Parts, Inc.	11,055	1,116,555
American Eagle Outfitters, Inc.	63,161	1,015,629
America’s Car-Mart, Inc. (A)(C)	1,458	67,724
Asbury Automotive Group, Inc. (A)	3,315	218,127
Ascena Retail Group, Inc. (A)(C)	33,160	77,594
AutoNation, Inc. (A)(C)	12,057	667,596
AutoZone, Inc. (A)	4,186	2,874,777
Barnes & Noble Education, Inc. (A)	7,600	45,904
Barnes & Noble, Inc.	11,226	77,459
Bed Bath & Beyond, Inc.	29,300	656,027
Best Buy Company, Inc.	39,611	2,361,212
Caleres, Inc.	7,594	247,868
Camping World Holdings, Inc., Class A	4,205	194,944
CarMax, Inc. (A)	27,370	1,886,067
Carvana Company (A)(C)	2,772	44,934
Chico’s FAS, Inc.	23,223	204,827
Citi Trends, Inc.	2,773	71,516
Conn’s, Inc. (A)(C)	3,472	107,285
Dick’s Sporting Goods, Inc.	17,211	507,036
Dixons Carphone PLC	131,751	283,044
DSW, Inc., Class A	11,766	250,969
Dufry AG (A)	4,079	587,041
Express, Inc. (A)	14,505	141,279
Fast Retailing Company, Ltd.	8,300	3,232,943
Five Below, Inc. (A)	9,617	594,331
Foot Locker, Inc.	18,545	794,468
Francesca’s Holdings Corp. (A)	7,265	53,906
GameStop Corp., Class A (C)	20,588	386,025
Genesco, Inc. (A)	3,609	112,240
GNC Holdings, Inc., Class A (C)	12,561	70,090
GOME Retail Holdings, Ltd.	1,889,041	213,462
Group 1 Automotive, Inc.	3,539	286,765
Guess?, Inc.	10,754	177,441
Haverty Furniture Companies, Inc.	3,569	86,191
Hennes & Mauritz AB, B Shares	135,898	3,198,331
Hibbett Sports, Inc. (A)	4,064	81,077
Hikari Tsushin, Inc.	3,400	491,351
Home Product Center PCL	353,373	136,432
Hotai Motor Company, Ltd.	40,000	464,061
Hotel Shilla Company, Ltd.	4,609	359,571
Industria de Diseno Textil SA	63,502	2,246,256
Kingfisher PLC	292,080	1,317,661
Kirkland’s, Inc. (A)	3,254	42,335
L Brands, Inc.	37,257	2,089,000
Lithia Motors, Inc., Class A	4,180	490,272
Lowe’s Companies, Inc.	126,048	10,508,622
Lumber Liquidators Holdings, Inc. (A)	5,046	143,054
MarineMax, Inc. (A)	4,780	102,053
Monro, Inc.	5,676	286,354
Mr. Price Group, Ltd.	8,785	133,538
Murphy USA, Inc. (A)	6,816	537,442
Nitori Holdings Company, Ltd.	12,500	2,041,757
Office Depot, Inc.	196,912	643,902
O’Reilly Automotive, Inc. (A)	13,157	3,107,815
Party City Holdco, Inc. (A)(C)	5,213	72,461
Pier 1 Imports, Inc.	15,290	74,768
Rent-A-Center, Inc. (C)	7,818	87,874
RH (A)(C)	3,605	365,511
Ross Stores, Inc.	58,143	4,420,612
Sally Beauty Holdings, Inc. (A)	26,711	455,423
Shimamura Company, Ltd.	3,500	422,052
Shoe Carnival, Inc.	2,527	67,673
Signet Jewelers, Ltd. (C)	8,996	470,401
Sleep Number Corp. (A)	7,213	253,825
Sonic Automotive, Inc., Class A	4,716	100,215
Sportsman’s Warehouse
Holdings, Inc. (A)(C)	7,462	37,608
Tailored Brands, Inc.	9,006	151,841
The Buckle, Inc. (C)	5,333	118,659
The Cato Corp., Class A	4,867	76,801
The Children’s Place, Inc. (C)	3,057	406,275
The Finish Line, Inc., Class A (C)	7,733	83,439
The Foschini Group, Ltd.	8,099	93,321
The Gap, Inc.	32,778	1,059,057
The Home Depot, Inc.	176,001	31,648,500
The Michaels Companies, Inc. (A)	22,445	484,812
The TJX Companies, Inc.	95,004	7,177,552
Tiffany & Company	15,241	1,440,275
Tile Shop Holdings, Inc.	7,409	61,495
Tractor Supply Company	18,944	1,292,739
Truworths International, Ltd.	16,099	93,584
Ulta Beauty, Inc. (A)	8,723	1,933,976
Urban Outfitters, Inc. (A)	16,524	514,227
USS Company, Ltd.	34,300	725,866
Williams-Sonoma, Inc. (C)	16,204	828,997

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Winmark Corp.	463	$61,533
Yamada Denki Company, Ltd.	98,200	534,266
Zumiez, Inc. (A)	3,662	79,832
		105,230,001
Textiles, apparel and luxury goods – 1.0%
adidas AG	34,042	7,114,056
ANTA Sports Products, Ltd.	175,000	784,243
Asics Corp.	25,000	370,856
Burberry Group PLC	58,174	1,350,598
Carter’s, Inc.	9,724	1,053,304
CCC SA	1,969	133,961
Cie Financiere Richemont SA	62,687	5,402,617
Columbia Sportswear Company	5,119	359,917
Crocs, Inc. (A)	13,744	150,222
Culp, Inc.	1,994	64,007
Deckers Outdoor Corp. (A)	12,113	905,204
Delta Apparel, Inc. (A)	1,481	29,990
Eclat Textile Company, Ltd.	27,957	252,267
Feng TAY Enterprise Company, Ltd.	51,998	218,062
Formosa Taffeta Company, Ltd.	119,000	119,561
Fossil Group, Inc. (A)(C)	8,354	59,146
G-III Apparel Group, Ltd. (A)	7,740	238,392
Gildan Activewear, Inc.	42,735	1,356,099
Hanesbrands, Inc. (C)	57,312	1,197,248
Hermes International	5,391	2,840,268
HUGO BOSS AG	11,382	937,439
Iconix Brand Group, Inc. (A)	9,975	18,753
Kering	13,011	5,769,674
Li & Fung, Ltd.	925,200	408,721
LPP SA	89	206,414
Luxottica Group SpA	24,399	1,416,967
LVMH Moet Hennessy Louis Vuitton SE	47,860	13,942,163
Michael Kors Holdings, Ltd. (A)	23,897	1,396,541
Movado Group, Inc.	2,912	85,467
NIKE, Inc., Class B	207,014	12,507,786
Oxford Industries, Inc.	2,912	200,928
Pandora A/S	15,842	1,587,370
Perry Ellis International, Inc. (A)	2,573	62,961
Pou Chen Corp.	320,971	386,418
PVH Corp.	12,196	1,640,972
Ralph Lauren Corp.	8,733	830,945
Ruentex Industries, Ltd. (A)	88,465	147,748
Shenzhou International Group
Holdings, Ltd.	123,000	1,112,611
Skechers U.S.A., Inc., Class A (A)	27,219	955,387
Steven Madden, Ltd. (A)	10,409	444,985
Superior Uniform Group, Inc.	1,723	43,816
Tapestry, Inc.	44,483	1,854,496
The Swatch Group AG	7,001	495,987
The Swatch Group AG, BR Shares	3,648	1,333,102
Under Armour, Inc., Class A (A)(C)	29,529	392,440
Under Armour, Inc., Class C (A)(C)	28,995	345,910
Unifi, Inc. (A)	2,916	106,551
Vera Bradley, Inc. (A)	4,511	39,922
VF Corp.	51,442	3,753,208
Wolverine World Wide, Inc.	16,702	483,857
Yue Yuen Industrial Holdings, Ltd.	116,500	416,848
		77,326,405
		923,925,260
Consumer staples – 8.1%
Beverages – 1.4%
Ambev SA	625,705	3,928,653
Anadolu Efes Biracilik Ve Malt
Sanayii AS	20,021	119,329
Anheuser-Busch InBev SA	128,295	14,697,884
Arca Continental SAB de CV	56,342	385,668
Asahi Group Holdings, Ltd.	60,461	3,072,129
Brown-Forman Corp., Class B	23,317	1,394,357
Carlsberg A/S, Class B	15,774	1,871,323
China Resources Beer Holdings
Company, Ltd.	264,599	728,686
Cia Cervecerias Unidas SA	86,072	1,096,961
Coca-Cola Amatil, Ltd.	49,183	296,432
Coca-Cola Bottlers Japan, Inc.	19,400	738,282
Coca-Cola Bottling
Company Consolidated	840	181,196
Coca-Cola European Partners PLC	14,895	579,394
Coca-Cola Femsa SAB de CV, Series L	62,958	432,375
Coca-Cola HBC AG (A)	23,643	757,704
Coca-Cola Icecek AS	7,374	65,958
Constellation Brands, Inc., Class A	20,433	4,446,016
Craft Brew Alliance, Inc. (A)	2,669	51,912
Diageo PLC	333,561	11,532,414
Dr. Pepper Snapple Group, Inc.	21,622	1,950,088
Fomento Economico Mexicano SAB
de CV	249,786	2,250,804
Heineken Holding NV	7,892	759,823
Heineken NV	17,755	1,807,287
Kirin Holdings Company, Ltd.	135,827	3,179,277
MGP Ingredients, Inc.	2,336	173,682
Molson Coors Brewing Company,
Class B	21,977	1,716,404
Monster Beverage Corp. (A)	49,375	3,094,331
National Beverage Corp.	2,088	227,843
PepsiCo, Inc.	169,889	19,795,466
Pernod Ricard SA	36,391	5,671,864
Primo Water Corp. (A)	4,991	65,432
Remy Cointreau SA	3,980	529,198
Suntory Beverage & Food, Ltd.	21,700	939,175
The Boston Beer Company, Inc.,
Class A (A)	3,333	599,440
The Coca-Cola Company	456,547	20,896,156
Treasury Wine Estates, Ltd.	61,354	735,797
Tsingtao Brewery Company, Ltd.,
H Shares	62,800	255,084
		111,023,824
Food and staples retailing – 3.1%
Aeon Company, Ltd.	95,500	1,554,379
Alimentation Couche-Tard, Inc., Class B	77,400	3,946,941
BGF retail Company, Ltd. (D)	3,728	270,972
Bid Corp., Ltd.	12,162	261,628
BIM Birlesik Magazalar AS	18,841	347,500
Carrefour SA	97,204	2,038,931
Casey’s General Stores, Inc.	7,773	938,590
Casino Guichard Perrachon SA (C)	9,471	576,006
Cencosud SA	827,752	2,026,964
Colruyt SA	10,005	530,339
Costco Wholesale Corp.	199,995	36,885,078
CP ALL PCL	392,600	877,633
CVS Health Corp.	463,483	35,502,798
Distribuidora Internacional de
Alimentacion SA	36,236	170,513
Dongsuh Companies, Inc.	5,291	145,498
E-MART, Inc.	2,789	704,441
Empire Company, Ltd.	32,735	629,758
Eurocash SA	4,743	36,943
FamilyMart UNY Holdings
Company, Ltd.	12,900	871,287
George Weston, Ltd.	10,032	854,643

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
GS Retail Company, Ltd.	4,006	$145,544
ICA Gruppen AB	11,649	421,671
Ingles Markets, Inc., Class A	2,736	75,924
J Sainsbury PLC	208,779	655,553
Jeronimo Martins SGPS SA	38,411	754,474
Koninklijke Ahold Delhaize NV	87,766	1,877,816
Lawson, Inc.	7,800	538,115
Loblaw Companies, Ltd.	41,464	2,183,195
Massmart Holdings, Ltd.	3,813	31,080
METRO AG (A)	31,764	620,454
Metro, Inc. (C)	43,403	1,359,466
Performance Food Group Company (A)	15,024	445,462
Pick n Pay Stores, Ltd.	11,523	53,404
President Chain Store Corp.	88,274	838,485
PriceSmart, Inc.	3,967	339,179
Raia Drogasil SA	29,686	797,055
Seven & i Holdings Company, Ltd.	117,846	4,878,254
Shoprite Holdings, Ltd.	16,316	270,967
Smart & Final Stores, Inc. (A)	4,600	42,090
SpartanNash Company	6,736	170,758
Sprouts Farmers Market, Inc. (A)	25,633	599,300
Sun Art Retail Group, Ltd.	405,000	396,789
Sundrug Company, Ltd.	11,600	534,880
SUPERVALU, Inc. (A)	6,993	127,832
Sysco Corp.	221,407	12,781,826
Tesco PLC	1,078,986	2,831,632
The Andersons, Inc.	4,849	156,623
The Chefs’ Warehouse, Inc. (A)	3,714	75,209
The Jean Coutu Group PJC, Inc.,
Class A	16,728	318,703
The Kroger Company	409,299	10,584,472
The SPAR Group, Ltd.	5,946	82,236
Tsuruha Holdings, Inc.	5,700	787,800
United Natural Foods, Inc. (A)	19,358	929,571
Village Super Market, Inc., Class A	1,772	45,452
Walgreens Boots Alliance, Inc.	395,858	28,802,628
Wal-Mart de Mexico SAB de CV	672,300	1,587,387
Wal-Mart Stores, Inc.	667,379	64,889,260
Weis Markets, Inc.	1,717	70,689
Wesfarmers, Ltd.	95,849	3,197,276
Wm Morrison Supermarkets PLC	282,338	826,230
Woolworths, Ltd.	110,094	2,253,419
		237,549,002
Food products – 1.6%
Ajinomoto Company, Inc.	85,000	1,562,653
Amplify Snack Brands, Inc. (A)(C)	6,596	38,257
Archer-Daniels-Midland Company	67,013	2,672,478
Associated British Foods PLC	47,175	1,880,198
B&G Foods, Inc. (C)	11,604	449,075
Barry Callebaut AG (A)	259	482,144
Bob Evans Farms, Inc.	3,494	272,672
BRF SA (A)	58,510	687,521
Calavo Growers, Inc. (C)	2,838	216,823
Calbee, Inc.	12,600	441,331
Cal-Maine Foods, Inc. (A)(C)	5,585	277,854
Campbell Soup Company	23,105	1,139,077
Charoen Pokphand Foods PCL	245,300	177,410
Charoen Pokphand Indonesia Tbk PT	1,007,903	218,079
China Huishan Dairy Holdings
Company, Ltd. (A)(D)	280,500	0
China Mengniu Dairy Company, Ltd. (A)	454,553	1,157,896
Chocoladefabriken Lindt &
Spruengli AG	119	703,457
Chocoladefabriken Lindt & Spruengli
AG (Swiss Stock Exchange)	12	841,463
CJ CheilJedang Corp.	1,074	395,997
Conagra Brands, Inc.	49,465	1,846,528
Danone SA	101,149	8,541,919
Darling Ingredients, Inc. (A)	29,236	524,786
Dean Foods Company	34,826	388,658
Farmer Brothers Company (A)	1,608	54,994
Felda Global Ventures Holdings BHD	205,800	91,704
Flowers Foods, Inc.	37,450	748,251
Fresh Del Monte Produce, Inc.	5,625	273,938
Freshpet, Inc. (A)	4,717	89,623
General Mills, Inc.	68,648	3,882,731
Genting Plantations BHD	29,500	75,637
Golden Agri-Resources, Ltd.	1,725,640	474,417
Gruma SAB de CV, Class B	26,638	329,988
Grupo Bimbo SAB de CV, Series A	206,400	483,018
Grupo Lala SAB de CV	69,700	105,288
Hormel Foods Corp. (C)	32,193	1,173,435
Hostess Brands, Inc. (A)	14,390	202,323
Indofood CBP Sukses Makmur Tbk PT	309,400	193,641
Indofood Sukses Makmur Tbk PT	536,317	290,684
Ingredion, Inc.	14,572	2,017,931
IOI Corp. BHD	309,600	338,082
J&J Snack Foods Corp.	2,652	400,744
JBS SA	108,381	261,698
John B. Sanfilippo & Son, Inc.	1,566	94,618
Kellogg Company	29,556	1,955,425
Kerry Group PLC, Class A	17,982	1,883,798
Kerry Group PLC, Class A (London
Stock Exchange)	2,564	268,046
Kikkoman Corp.	23,000	902,741
Kuala Lumpur Kepong BHD	63,400	378,057
Lamb Weston Holdings, Inc.	29,715	1,615,605
Lancaster Colony Corp.	7,287	971,211
Landec Corp. (A)	5,311	66,388
Limoneira Company	2,377	60,281
M Dias Branco SA	13,502	192,979
Marine Harvest ASA (A)	105,504	1,860,850
McCormick & Company, Inc.	14,161	1,446,971
MEIJI Holdings Company, Ltd.	19,100	1,661,175
Mondelez International, Inc., Class A	179,425	7,704,510
Nestle SA	373,076	31,916,475
NH Foods, Ltd.	28,000	688,303
Nisshin Seifun Group, Inc.	30,900	605,038
Nissin Foods Holdings Company, Ltd.	9,217	667,230
Omega Protein Corp.	4,082	89,600
Orion Corp. (A)	3,524	371,283
Orkla ASA	205,650	2,062,893
Ottogi Corp.	181	131,963
Pioneer Foods Group, Ltd.	4,498	43,038
Post Holdings, Inc. (A)	13,449	1,068,523
PPB Group BHD	68,900	281,169
Sanderson Farms, Inc.	7,624	1,293,717
Saputo, Inc. (C)	41,011	1,391,669
Seneca Foods Corp., Class A (A)	1,450	49,808
Sime Darby Plantation BHD (A)	338,900	415,183
Snyder’s-Lance, Inc.	32,592	1,260,659
Standard Foods Corp.	93,402	233,976
Tate & Lyle PLC	57,256	520,948
Thai Union Group PCL	143,300	80,742
The Hain Celestial Group, Inc. (A)	21,081	866,429
The Hershey Company	16,811	1,864,844
The J.M. Smucker Company	13,527	1,578,195
The Kraft Heinz Company	70,997	5,777,026
Tiger Brands, Ltd.	5,751	174,905
Tingyi Cayman Islands Holding Corp.	312,000	489,892

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Tootsie Roll Industries, Inc. (C)	6,962	$260,379
Toyo Suisan Kaisha, Ltd.	13,900	592,711
TreeHouse Foods, Inc. (A)	11,626	535,029
Tyson Foods, Inc., Class A	34,412	2,830,387
Ulker Biskuvi Sanayi AS	14,385	66,729
Uni-President Enterprises Corp.	749,805	1,597,325
Universal Robina Corp.	114,110	301,725
Want Want China Holdings, Ltd.	810,112	635,835
WH Group, Ltd. (B)	1,265,770	1,348,192
Wilmar International, Ltd.	398,400	925,373
Yakult Honsha Company, Ltd.	13,800	1,076,142
Yamazaki Baking Company, Ltd.	20,700	399,837
		121,960,230
Household products – 0.5%
Central Garden & Pet Company (A)(C)	2,840	112,549
Central Garden & Pet Company,
Class A (A)	5,316	205,038
Church & Dwight Company, Inc.	12,367	582,362
Colgate-Palmolive Company	43,580	3,157,371
Energizer Holdings, Inc.	12,571	577,386
Essity AB, Class B (A)	86,816	2,524,188
Henkel AG & Company KGaA	18,748	2,287,284
HRG Group, Inc. (A)	21,141	366,796
Kimberly-Clark Corp.	17,448	2,089,572
Kimberly-Clark de Mexico SAB de CV,
Class A	189,935	340,423
Lion Corp.	35,100	656,798
Oil-Dri Corp. of America	916	41,302
Reckitt Benckiser Group PLC	88,362	7,756,193
The Clorox Company	6,358	885,606
The Procter & Gamble Company	126,233	11,359,708
Unicharm Corp.	63,088	1,656,717
Unilever Indonesia Tbk PT	198,145	722,093
WD-40 Company	2,435	290,739
		35,612,125
Personal products – 0.6%
Amorepacific Corp.	4,400	1,251,625
AMOREPACIFIC Group	3,805	516,416
Avon Products, Inc. (A)	88,948	176,117
Beiersdorf AG	18,064	2,151,247
Coty, Inc., Class A	23,315	401,717
Edgewell Personal Care Company (A)	11,583	671,698
elf Beauty, Inc. (A)(C)	3,826	84,784
Hengan International Group
Company, Ltd.	118,500	1,159,764
Inter Parfums, Inc.	3,135	138,881
Kao Corp.	77,400	5,131,631
Kose Corp.	4,700	722,285
LG Household & Health Care, Ltd.	1,285	1,385,655
L’Oreal SA	43,070	9,526,831
Medifast, Inc.	1,890	129,522
Natura Cosmeticos SA	22,340	198,875
Natural Health Trends Corp. (C)	1,572	28,217
Nu Skin Enterprises, Inc., Class A	10,118	687,113
Pola Orbis Holdings, Inc.	14,300	522,664
Revlon, Inc., Class A (A)	2,197	48,114
Shiseido Company, Ltd.	59,400	2,903,936
The Estee Lauder Companies, Inc.,
Class A	11,076	1,382,617
Unilever NV	111,582	6,434,810
Unilever PLC	169,699	9,572,419
USANA Health Sciences, Inc. (A)	2,084	149,423
		45,376,361
Tobacco – 0.9%
Altria Group, Inc.	228,141	15,474,804
British American Tobacco
Malaysia BHD	21,498	196,493
British American Tobacco PLC	304,706	19,376,958
Gudang Garam Tbk PT	66,382	375,745
Hanjaya Mandala Sampoerna Tbk PT	1,168,100	353,955
Imperial Brands PLC	127,051	5,266,173
Japan Tobacco, Inc.	172,000	5,696,341
KT&G Corp.	16,017	1,801,494
Philip Morris International, Inc.	184,665	18,974,329
Swedish Match AB	25,467	963,551
Universal Corp.	4,409	235,220
Vector Group, Ltd.	17,379	390,854
		69,105,917
		620,627,459
Energy – 5.6%
Energy equipment and services – 0.5%
Archrock, Inc.	13,106	124,507
Baker Hughes, a GE Company	69,141	2,055,562
Basic Energy Services, Inc. (A)	3,396	75,969
Bristow Group, Inc.	6,637	96,635
C&J Energy Services, Inc. (A)	8,340	260,708
CARBO Ceramics, Inc. (A)(C)	4,830	48,445
China Oilfield Services, Ltd., H Shares	308,000	285,500
Core Laboratories NV (C)	8,968	903,526
Dialog Group BHD	453,812	267,405
Diamond Offshore Drilling, Inc. (A)(C)	24,809	397,936
Dril-Quip, Inc. (A)	14,484	694,508
Ensco PLC, Class A (C)	165,873	890,738
Era Group, Inc. (A)	4,198	46,346
Exterran Corp. (A)	5,936	181,879
Fairmount Santrol Holdings, Inc. (A)(C)	28,384	136,811
Forum Energy Technologies, Inc. (A)	12,666	179,857
Frank’s International NV (C)	9,778	60,917
Geospace Technologies Corp. (A)	2,836	41,519
Gulf Island Fabrication, Inc.	3,183	40,424
Halliburton Company	140,037	5,850,746
Helix Energy Solutions Group, Inc. (A)	25,653	170,592
Helmerich & Payne, Inc. (C)	17,678	1,035,577
John Wood Group PLC	85,515	838,733
Keane Group, Inc. (A)(C)	6,218	93,021
Matrix Service Company (A)	4,981	85,175
McDermott International, Inc. (A)	50,519	366,768
Nabors Industries, Ltd.	58,106	350,960
National Oilwell Varco, Inc.	61,373	2,059,064
Natural Gas Services Group, Inc. (A)	2,648	67,524
NCS Multistage Holdings, Inc. (A)(C)	2,087	35,062
Newpark Resources, Inc. (A)	15,586	137,936
Noble Corp. PLC (A)	44,678	186,754
Nordic American Offshore, Ltd.	710	880
Oceaneering International, Inc.	19,980	390,409
Oil States International, Inc. (A)	9,232	219,722
Parker Drilling Company (A)	29,817	29,224
Patterson-UTI Energy, Inc.	43,374	936,445
PHI, Inc., Non-Voting Shares (A)	2,804	36,087
Pioneer Energy Services Corp. (A)	15,962	33,520
ProPetro Holding Corp. (A)	5,483	102,916
RigNet, Inc. (A)	2,593	41,747
Rowan Companies PLC, Class A (A)	44,262	640,471
Saipem SpA (A)	89,847	360,822
Sapura Energy BHD	585,989	179,570
Schlumberger, Ltd.	224,318	14,098,386
SEACOR Holdings, Inc. (A)	3,018	144,411
SEACOR Marine Holdings, Inc. (A)	3,441	42,152

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Solaris Oilfield Infrastructure, Inc.,
Class A (A)	2,156	$34,927
Superior Energy Services, Inc. (A)	58,737	566,812
TechnipFMC PLC	70,900	2,030,576
Tenaris SA	67,204	979,404
Tesco Corp. (A)	9,950	40,298
TETRA Technologies, Inc. (A)	23,217	93,332
Transocean, Ltd. (A)(C)	79,528	806,414
U.S. Silica Holdings, Inc.	14,634	485,410
Unit Corp. (A)	9,402	201,109
		40,562,148
Oil, gas and consumable fuels – 5.1%
Abraxas Petroleum Corp. (A)	30,672	63,491
Adaro Energy Tbk PT	1,955,845	246,435
AltaGas, Ltd. (C)	33,174	754,171
Anadarko Petroleum Corp.	90,528	4,353,492
Andeavor	23,305	2,457,978
Apache Corp.	61,555	2,574,846
ARC Resources, Ltd.	65,636	804,329
Arch Coal, Inc., Class A (C)	3,751	309,683
Ardmore Shipping Corp. (A)(C)	5,698	45,299
Banpu PCL	149,400	78,285
Bill Barrett Corp. (A)	15,462	90,453
Bonanza Creek Energy, Inc. (A)	3,797	105,443
BP PLC	2,603,847	17,342,219
Cabot Oil & Gas Corp.	74,656	2,161,291
California Resources Corp. (A)(C)	7,866	123,732
Callon Petroleum Company (A)	77,048	850,610
Caltex Australia, Ltd.	21,523	557,491
Cameco Corp.	72,775	682,539
Canadian Natural Resources, Ltd.	204,468	6,935,255
Carrizo Oil & Gas, Inc. (A)	14,062	271,818
Cenovus Energy, Inc.	191,605	1,826,719
Chesapeake Energy Corp. (A)(C)	143,018	582,083
Chevron Corp.	305,961	36,406,299
China Coal Energy Company, Ltd.,
H Shares	310,995	141,072
China Petroleum & Chemical Corp.,
H Shares	4,198,139	3,013,322
China Shenhua Energy Company, Ltd.,
H Shares	562,100	1,389,905
Cimarex Energy Company	15,401	1,788,210
Clean Energy Fuels Corp. (A)	27,334	61,502
Cloud Peak Energy, Inc. (A)	14,580	60,361
CNOOC, Ltd.	2,938,716	4,030,399
CNX Resources Corp. (A)	42,092	587,183
Concho Resources, Inc. (A)	24,026	3,360,276
ConocoPhillips	196,514	9,998,632
CONSOL Energy, Inc. (A)	5,262	115,753
Cosan SA Industria e Comercio	19,894	217,543
Crescent Point Energy Corp.	100,833	735,448
CVR Energy, Inc. (C)	2,881	94,065
Delek US Holdings, Inc.	13,943	463,186
Denbury Resources, Inc. (A)	75,386	131,926
Devon Energy Corp.	84,974	3,274,048
DHT Holdings, Inc.	16,065	62,172
Earthstone Energy, Inc., Class A (A)	4,306	40,175
Eclipse Resources Corp. (A)	17,397	43,145
Ecopetrol SA	960,968	557,498
Empresas COPEC SA	263,934	3,527,517
Enagas SA	13,203	387,472
Enbridge, Inc.	299,674	11,300,345
Encana Corp.	177,883	2,105,393
Energen Corp. (A)	19,760	1,115,650
Energy Absolute PCL	31,070	43,348
Energy Absolute PCL, Foreign Shares	59,600	83,153
Energy XXI Gulf Coast, Inc. (A)	5,684	28,534
Eni SpA	369,680	6,081,522
EOG Resources, Inc.	93,241	9,540,419
EQT Corp.	38,736	2,308,666
Evolution Petroleum Corp.	5,625	39,375
Exxaro Resources, Ltd.	7,562	81,218
Exxon Mobil Corp.	684,173	56,984,769
Formosa Petrochemical Corp.	198,900	705,890
Frontline, Ltd. (C)	14,456	75,894
Galp Energia SGPS SA	76,780	1,449,859
GasLog, Ltd.	7,359	132,462
Gener8 Maritime, Inc. (A)	9,624	43,789
Golar LNG, Ltd. (C)	17,107	422,714
Green Plains, Inc.	7,062	118,995
Grupa Lotos SA	6,052	96,516
GS Holdings Corp.	6,961	392,590
Gulfport Energy Corp. (A)	33,455	428,224
Halcon Resources Corp. (A)	23,547	166,948
Hess Corp.	43,678	2,003,947
HollyFrontier Corp.	36,040	1,603,059
Husky Energy, Inc. (A)	66,582	806,632
Idemitsu Kosan Company, Ltd.	21,100	711,914
Imperial Oil, Ltd.	57,133	1,762,503
Inpex Corp.	148,600	1,690,124
Inter Pipeline, Ltd.	69,661	1,463,251
International Seaways, Inc. (A)	5,423	92,137
IRPC PCL	907,900	172,629
Jagged Peak Energy, Inc. (A)(C)	10,482	159,117
JXTG Holdings, Inc.	482,350	2,725,293
Keyera Corp.	35,833	1,009,873
Kinder Morgan, Inc.	310,090	5,342,851
Koninklijke Vopak NV	4,816	203,215
Kunlun Energy Company, Ltd.	534,990	464,685
Lundin Petroleum AB (A)	25,394	584,883
Marathon Oil Corp.	137,432	2,039,491
Marathon Petroleum Corp.	81,739	5,119,314
Matador Resources Company (A)(C)	35,640	1,019,304
Midstates Petroleum Company, Inc. (A)	2,162	35,911
Mol Hungarian Oil & Gas PLC	52,775	611,268
Murphy Oil Corp.	32,978	921,735
NACCO Industries, Inc., Class A	765	33,507
Neste OYJ	18,084	1,122,355
Newfield Exploration Company (A)	32,547	1,006,679
Noble Energy, Inc.	78,663	2,068,837
Nordic American Tankers, Ltd. (C)	18,542	73,983
Oasis Petroleum, Inc. (A)	42,323	432,964
Occidental Petroleum Corp.	123,423	8,701,322
Oil Search, Ltd.	109,431	586,346
OMV AG	23,029	1,433,908
ONEOK, Inc.	61,245	3,178,616
Origin Energy, Ltd. (A)	148,422	1,007,039
Pacific Ethanol, Inc. (A)	8,609	38,741
Panhandle Oil and Gas, Inc., Class A	3,033	67,333
Par Pacific Holdings, Inc. (A)	5,686	118,041
PBF Energy, Inc., Class A	22,299	721,819
PDC Energy, Inc. (A)	11,843	544,186
Peabody Energy Corp. (A)	11,148	371,340
Pembina Pipeline Corp.	93,724	3,263,977
Penn Virginia Corp. (A)	2,623	89,995
PetroChina Company, Ltd., H Shares	3,471,739	2,342,723
Petroleo Brasileiro SA (A)	394,809	1,922,893
Petronas Dagangan BHD	28,300	167,639
Peyto Exploration & Development Corp.	32,180	381,875
Phillips 66	69,388	6,769,493

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Pioneer Natural Resources Company	27,474	$4,287,043
Polski Koncern Naftowy ORLEN SA	19,700	619,240
Polskie Gornictwo Naftowe i
Gazownictwo SA	115,214	197,035
PrairieSky Royalty, Ltd.	39,757	1,040,341
PTT Exploration & Production PCL	116,000	324,360
PTT PCL	86,000	1,087,454
QEP Resources, Inc. (A)	48,896	472,335
Range Resources Corp.	35,837	645,783
Reliance Industries, Ltd., GDR (B)	29,534	825,205
Renewable Energy Group, Inc. (A)	6,993	79,371
Repsol SA	71,740	1,315,718
Resolute Energy Corp. (A)(C)	3,961	118,513
REX American Resources Corp. (A)	1,047	95,842
Ring Energy, Inc. (A)	9,121	129,336
Royal Dutch Shell PLC, A Shares	591,686	18,920,374
Royal Dutch Shell PLC, B Shares	496,362	16,082,476
Sanchez Energy Corp. (A)(C)	13,542	70,148
SandRidge Energy, Inc. (A)	6,357	118,304
Santos, Ltd. (A)	153,778	595,520
Scorpio Tankers, Inc.	38,176	118,346
SemGroup Corp., Class A	11,865	284,760
Seven Generations Energy, Ltd.,
Class A (A)	45,556	622,879
Ship Finance International, Ltd. (C)	10,070	156,085
Showa Shell Sekiyu KK	29,500	378,285
SilverBow Resources, Inc. (A)(C)	1,442	32,647
SK Innovation Company, Ltd.	8,912	1,700,341
SM Energy Company	20,810	429,518
Snam SpA	322,104	1,623,000
S-Oil Corp.	6,078	670,038
Southwestern Energy Company (A)	103,519	658,381
SRC Energy, Inc. (A)	36,063	315,912
Statoil ASA	289,224	5,816,078
Stone Energy Corp. (A)	3,599	91,199
Suncor Energy, Inc.	305,738	10,604,794
Teekay Corp. (C)	10,133	84,408
Teekay Tankers, Ltd., Class A (C)	24,996	39,744
Tellurian, Inc. (A)	10,630	134,151
Thai Oil PCL	77,000	219,625
The Williams Companies, Inc.	133,430	3,876,142
TOTAL SA	403,845	22,827,293
Tourmaline Oil Corp. (A)	42,528	764,096
TransCanada Corp.	159,997	7,674,003
Tupras Turkiye Petrol Rafinerileri AS	10,902	337,356
Ultra Petroleum Corp. (A)	35,073	336,350
Ultrapar Participacoes SA	46,651	999,387
United Tractors Tbk PT	214,437	531,530
Uranium Energy Corp. (A)(C)	29,390	39,089
Valero Energy Corp.	71,300	6,104,706
Vermilion Energy, Inc. (C)	21,108	744,420
W&T Offshore, Inc. (A)	18,695	58,702
WildHorse Resource Development
Corp. (A)(C)	4,092	67,518
Woodside Petroleum, Ltd.	63,896	1,508,982
World Fuel Services Corp.	13,925	390,875
WPX Energy, Inc. (A)	80,882	1,024,775
Yanzhou Coal Mining Company, Ltd.,
H Shares	315,210	295,580
		393,025,184
		433,587,332
Financials – 17.5%
Banks – 9.4%
1st Source Corp.	2,664	137,063
ABN AMRO Group NV (B)	28,975	858,802
Access National Corp.	2,851	83,962
ACNB Corp.	1,244	36,076
Agricultural Bank of China, Ltd.,
H Shares	4,307,700	2,012,755
Akbank Turk AS	182,875	419,484
Alior Bank SA (A)	6,121	124,867
Allegiance Bancshares, Inc. (A)	2,293	91,376
Alliance Financial Group BHD	144,940	130,663
American National Bankshares, Inc.	1,517	62,425
Ameris Bancorp	6,503	322,549
AMMB Holdings BHD	244,700	248,555
Aozora Bank, Ltd.	18,470	719,147
Arrow Financial Corp.	2,145	78,936
Associated Banc-Corp.	30,767	784,559
Atlantic Capital Bancshares, Inc. (A)	4,187	72,016
Australia & New Zealand Banking
Group, Ltd.	248,707	5,400,589
Banc of California, Inc. (C)	7,654	172,598
BancFirst Corp.	2,986	169,605
Banco Bilbao Vizcaya Argentaria SA	388,168	3,327,817
Banco Bradesco SA	121,708	1,128,199
Banco de Chile	14,411,053	2,026,185
Banco de Credito e Inversiones	21,693	1,298,358
Banco de Sabadell SA	310,595	626,520
Banco do Brasil SA	114,394	1,044,642
Banco Espirito Santo SA (A)	322,715	355
Banco Latinoamericano de Comercio
Exterior SA	5,216	153,142
Banco Santander Brasil SA	54,226	478,637
Banco Santander Chile	38,278,336	2,626,402
Banco Santander SA	940,371	6,333,841
Bancolombia SA	54,620	525,105
BancorpSouth Bank	32,217	1,071,215
Bangkok Bank PCL	21,157	139,570
Bank Central Asia Tbk PT	1,265,730	1,902,618
Bank Danamon Indonesia Tbk PT	457,901	170,373
Bank Handlowy w Warszawie SA	1,701	35,186
Bank Hapoalim BM	69,677	475,907
Bank Leumi Le-Israel BM	94,830	526,679
Bank Mandiri Persero Tbk PT	2,435,056	1,340,966
Bank Millennium SA (A)	40,204	93,153
Bank Negara Indonesia Persero Tbk PT	941,353	565,282
Bank of America Corp.	1,673,730	47,148,974
Bank of China, Ltd., H Shares	13,118,822	6,411,183
Bank of Commerce Holdings	3,978	48,134
Bank of Communications
Company, Ltd., H Shares	1,435,076	1,067,356
Bank of Hawaii Corp.	8,671	735,994
Bank of Ireland Group PLC (A)	119,834	933,389
Bank of Marin Bancorp	1,227	86,442
Bank of Montreal	120,257	9,253,120
Bank of Queensland, Ltd.	33,621	336,947
Bank of the Ozarks	24,687	1,190,407
Bank of the Philippine Islands	88,847	181,641
Bank Pekao SA	9,637	349,799
Bank Rakyat Indonesia Persero Tbk PT	7,137,910	1,698,966
Bank Zachodni WBK SA	2,340	245,691
Bankia SA	58,667	282,020
Bankinter SA	39,245	378,845
Bankwell Financial Group, Inc.	1,373	48,453
Banner Corp.	5,794	333,676
Bar Harbor Bankshares	2,795	79,658
Barclays Africa Group, Ltd.	24,519	280,490
Barclays PLC	2,258,465	5,892,994

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
BB&T Corp.	137,871	$6,813,585
BDO Unibank, Inc.	231,420	671,193
Bendigo & Adelaide Bank, Ltd.	41,089	363,859
Berkshire Hills Bancorp, Inc.	6,872	264,916
Blue Hills Bancorp, Inc.	4,279	91,357
BNK Financial Group, Inc.	38,546	337,271
BNP Paribas SA	192,561	14,579,355
BOC Hong Kong Holdings, Ltd.	581,500	2,959,321
Boston Private Financial Holdings, Inc.	14,786	241,751
Bridge Bancorp, Inc.	3,520	126,544
Brookline Bancorp, Inc.	13,355	215,016
Bryn Mawr Bank Corp.	2,920	128,918
C&F Financial Corp.	787	47,220
Cadence BanCorp (A)	1,697	41,407
CaixaBank SA	208,924	992,794
Camden National Corp.	2,825	129,074
Canadian Imperial Bank of Commerce	79,667	7,295,167
Capital Bank Financial Corp., Class A	4,899	204,533
Capital City Bank Group, Inc.	2,644	66,840
Capitec Bank Holdings, Ltd.	1,361	97,695
Capstar Financial Holdings, Inc. (A)	2,343	51,405
Carolina Financial Corp.	2,737	105,785
Cathay General Bancorp	28,698	1,245,206
CenterState Bank Corp.	9,352	253,720
Central Pacific Financial Corp.	5,247	168,953
Central Valley Community Bancorp	2,522	51,651
Century Bancorp, Inc., Class A	853	73,187
Chang Hwa Commercial Bank, Ltd.	678,926	368,603
Chemical Financial Corp.	26,891	1,516,383
China CITIC Bank Corp., Ltd., H Shares	1,458,500	945,870
China Construction Bank Corp.,
H Shares	13,900,296	12,193,910
China Development Financial
Holding Corp.	2,036,000	640,597
China Everbright Bank Company, Ltd.,
H Shares	415,795	193,584
China Merchants Bank Company, Ltd.,
H Shares	646,574	2,554,667
China Minsheng Banking Corp., Ltd.,
H Shares	903,000	911,166
Chongqing Rural Commercial Bank
Company, Ltd., H Shares	427,000	303,780
CIMB Group Holdings BHD	651,800	964,325
Citigroup, Inc.	464,791	35,091,721
Citizens & Northern Corp.	2,999	76,894
Citizens Financial Group, Inc.	85,506	3,480,094
City Holding Company	2,644	188,306
Civista Bancshares, Inc.	2,723	61,703
CNB Financial Corp.	3,016	85,896
CoBiz Financial, Inc.	7,109	150,569
Codorus Valley Bancorp, Inc.	1,586	47,819
Columbia Banking System, Inc.	12,947	596,857
Comerica, Inc.	30,038	2,502,466
Commerce Bancshares, Inc.	19,088	1,080,760
Commerzbank AG (A)	192,848	2,800,613
Commonwealth Bank of Australia	146,296	8,870,276
Community Bank System, Inc.	8,535	472,668
Community Bankers Trust Corp. (A)	5,524	48,059
Community Trust Bancorp, Inc.	2,702	134,425
Concordia Financial Group, Ltd.	191,300	1,053,403
ConnectOne Bancorp, Inc.	5,513	149,678
County Bancorp, Inc.	1,153	36,735
Credicorp, Ltd.	7,200	1,519,416
Credit Agricole SA	196,052	3,303,288
CTBC Financial Holding Company, Ltd.	2,707,090	1,812,072
Cullen/Frost Bankers, Inc.	11,882	1,169,308
Customers Bancorp, Inc. (A)	4,916	133,224
CVB Financial Corp.	18,457	453,858
Danske Bank A/S	110,565	4,127,492
DBS Group Holdings, Ltd.	438,972	7,994,923
DGB Financial Group, Inc.	25,076	230,469
DNB ASA	247,679	4,511,558
E.Sun Financial Holding Company, Ltd.	1,364,046	846,057
Eagle Bancorp, Inc. (A)	5,523	365,346
East West Bancorp, Inc.	29,372	1,807,553
Enterprise Bancorp, Inc.	1,713	63,998
Enterprise Financial Services Corp.	3,863	174,801
Equity Bancshares, Inc., Class A (A)	2,150	74,326
Erste Group Bank AG (A)	47,045	2,059,149
Evans Bancorp, Inc.	1,226	54,618
Farmers & Merchants Bancorp, Inc. (C)	1,828	74,345
Farmers Capital Bank Corp.	1,302	53,642
Farmers National Banc Corp.	4,416	66,902
FB Financial Corp. (A)	2,280	96,786
FCB Financial Holdings, Inc.,
Class A (A)	6,175	326,349
Fidelity Southern Corp.	4,189	92,367
Fifth Third Bancorp	125,890	3,840,904
Financial Institutions, Inc.	2,941	97,200
First Bancorp (NC)	4,452	168,731
First BanCorp (PR) (A)	34,205	170,341
First Bancorp, Inc. (ME)	1,948	60,349
First Busey Corp.	6,491	206,609
First Business Financial Services, Inc.	2,071	48,399
First Citizens BancShares, Inc., Class A	1,269	541,216
First Commonwealth Financial Corp.	16,707	252,276
First Community Bancshares, Inc.	2,772	83,160
First Connecticut Bancorp, Inc.	2,981	79,146
First Financial Bancorp	11,085	314,260
First Financial Bankshares, Inc. (C)	11,264	534,477
First Financial Corp.	1,923	92,689
First Financial Holding Company, Ltd.	1,420,695	914,003
First Foundation, Inc. (A)	5,556	105,953
First Guaranty Bancshares, Inc. (C)	1,470	41,145
First Horizon National Corp.	47,601	922,983
First Internet Bancorp	1,497	59,655
First Interstate BancSystem, Inc.,
Class A	4,645	184,407
First Merchants Corp.	7,215	316,017
First Mid-Illinois Bancshares, Inc.	1,516	61,049
First Midwest Bancorp, Inc.	17,997	449,385
First Northwest Bancorp (A)	2,370	42,423
Flushing Financial Corp.	4,911	138,883
FNB Bancorp	1,339	48,699
FNB Corp.	65,713	932,467
Franklin Financial Network, Inc. (A)	2,302	80,455
Fukuoka Financial Group, Inc.	121,000	629,513
Fulton Financial Corp.	65,531	1,245,089
German American Bancorp, Inc.	3,715	139,721
Glacier Bancorp, Inc.	13,862	555,173
Great Southern Bancorp, Inc.	1,942	104,965
Great Western Bancorp, Inc.	10,410	430,141
Green Bancorp, Inc. (A)	3,910	87,584
Grupo Financiero Banorte SAB de CV,
Series O	320,650	1,883,277
Grupo Financiero Inbursa SAB de CV,
Series O	287,400	506,782
Grupo Financiero Santander Mexico
SAB de CV, Class B	251,700	408,984
Guaranty Bancorp	4,323	125,583

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Hana Financial Group, Inc.	40,891	$1,784,713
Hancock Holding Company	31,970	1,641,660
Hang Seng Bank, Ltd.	120,095	2,976,249
Hanmi Financial Corp.	5,612	178,181
HarborOne Bancorp, Inc. (A)	2,748	53,256
Heartland Financial USA, Inc.	4,202	212,201
Heritage Commerce Corp.	7,155	116,126
Heritage Financial Corp.	5,270	171,539
Hilltop Holdings, Inc.	13,038	324,255
Home BancShares, Inc.	59,811	1,423,502
HomeTrust Bancshares, Inc. (A)	3,429	92,583
Hong Leong Bank BHD	89,300	331,160
Hong Leong Financial Group BHD	34,000	133,499
Hope Bancorp, Inc.	23,151	433,387
Horizon Bancorp	3,966	109,065
Howard Bancorp, Inc. (A)	2,351	51,722
HSBC Holdings PLC	2,654,932	26,456,042
Hua Nan Financial Holdings
Company, Ltd.	1,067,670	586,366
Huntington Bancshares, Inc.	186,099	2,679,826
IBERIABANK Corp.	8,808	684,822
Independent Bank Corp. (MA)	4,725	343,508
Independent Bank Corp. (MI)	4,049	90,698
Independent Bank Group, Inc.	3,213	221,376
Industrial & Commercial Bank of
China, Ltd., H Shares	12,190,823	9,535,174
Industrial Bank of Korea	32,768	478,835
ING Groep NV	266,098	4,808,442
International Bancshares Corp.	20,734	855,278
Intesa Sanpaolo SpA	1,981,884	6,677,566
Intesa Sanpaolo SpA (Milan
Stock Exchange)	121,875	389,658
Investar Holding Corp. (C)	1,930	45,259
Investors Bancorp, Inc.	44,237	631,262
Itau CorpBanca	84,497,209	672,150
Japan Post Bank Company, Ltd.	63,300	806,576
JPMorgan Chase & Co.	600,252	62,738,339
Kasikornbank PCL	48,900	340,959
Kasikornbank PCL, Foreign Shares	91,059	653,594
KB Financial Group, Inc.	54,758	3,023,526
KBC Group NV	42,299	3,468,610
KeyCorp	185,525	3,521,265
Komercni Banka AS	8,724	366,487
Krung Thai Bank PCL	277,900	164,453
Kyushu Financial Group, Inc.	54,300	322,735
Lakeland Bancorp, Inc.	8,034	167,911
Lakeland Financial Corp.	4,201	212,907
LegacyTexas Financial Group, Inc.	8,469	354,597
Live Oak Bancshares, Inc.	4,103	105,652
Lloyds Banking Group PLC	9,500,723	8,478,795
M&T Bank Corp.	25,927	4,380,367
Macatawa Bank Corp.	5,115	52,071
MainSource Financial Group, Inc.	4,396	173,862
Malayan Banking BHD	519,833	1,176,497
MB Financial, Inc.	31,255	1,454,920
mBank SA (A)	960	127,947
MBT Financial Corp.	4,363	47,557
Mebuki Financial Group, Inc.	156,700	661,340
Mediobanca SpA	82,670	954,162
Mega Financial Holding Company, Ltd.	1,670,275	1,322,478
Mercantile Bank Corp.	2,774	102,943
Metropolitan Bank & Trust Company	81,010	154,621
Midland States Bancorp, Inc.	3,002	99,817
MidSouth Bancorp, Inc.	3,528	48,334
MidWestOne Financial Group, Inc.	2,253	81,942
Mitsubishi UFJ Financial Group, Inc.	1,883,500	13,425,812
Mizrahi Tefahot Bank, Ltd.	7,875	143,709
Mizuho Financial Group, Inc.	3,771,700	6,860,849
Moneta Money Bank AS (B)	50,957	183,673
MutualFirst Financial, Inc.	1,511	57,342
National Australia Bank, Ltd.	226,619	5,091,305
National Bank Holdings Corp., Class A	4,333	147,019
National Bank of Canada	64,558	3,180,988
National Bankshares, Inc. (C)	1,239	57,366
National Commerce Corp. (A)	2,217	91,895
NBT Bancorp, Inc.	7,651	297,165
Nedbank Group, Ltd.	7,923	133,211
Nicolet Bankshares, Inc. (A)	1,658	96,081
Nordea Bank AB	435,029	5,101,324
Northeast Bancorp	1,709	42,127
Northrim BanCorp, Inc.	1,763	66,024
Norwood Financial Corp. (C)	1,448	43,773
OFG Bancorp (C)	8,425	82,565
Ohio Valley Banc Corp. (C)	1,172	46,528
Old Line Bancshares, Inc.	2,003	60,531
Old National Bancorp	23,557	429,915
Old Point Financial Corp. (C)	1,295	37,128
Old Second Bancorp, Inc.	5,947	79,987
Opus Bank (A)	3,894	108,643
Orrstown Financial Services, Inc.	2,000	50,600
OTP Bank PLC	35,604	1,361,144
Oversea-Chinese Banking Corp., Ltd.	773,778	7,161,890
Pacific Mercantile Bancorp (A)	4,641	44,554
Pacific Premier Bancorp, Inc. (A)	6,841	270,904
PacWest Bancorp	27,943	1,331,763
Paragon Commercial Corp. (A)	1,022	58,520
Park National Corp.	2,321	260,788
Park Sterling Corp.	9,788	125,972
Peapack Gladstone Financial Corp.	3,233	113,899
Penns Woods Bancorp, Inc.	1,220	60,671
Peoples Bancorp of North Carolina, Inc.	1,155	40,587
Peoples Bancorp, Inc.	3,060	103,612
Peoples Financial Services Corp. (C)	1,358	66,583
People’s United Financial, Inc.	58,729	1,117,026
People’s Utah Bancorp	2,636	83,034
Pinnacle Financial Partners, Inc.	14,996	1,029,475
Powszechna Kasa Oszczednosci Bank
Polski SA (A)	61,178	732,217
Preferred Bank	2,303	144,168
Premier Financial Bancorp, Inc.	1,804	36,026
Prosperity Bancshares, Inc.	14,127	989,455
Public Bank BHD	414,462	2,015,572
QCR Holdings, Inc.	2,280	103,512
Raiffeisen Bank International AG (A)	23,146	818,125
Regions Financial Corp.	204,045	3,385,107
Renasant Corp.	7,617	327,836
Republic Bancorp, Inc., Class A	1,687	71,799
Republic First Bancorp, Inc. (A)(C)	9,063	85,645
Resona Holdings, Inc.	345,300	1,838,587
RHB Bank BHD	122,641	146,821
Royal Bank of Canada	266,455	20,828,576
Royal Bank of Scotland Group PLC (A)	472,442	1,766,549
S&T Bancorp, Inc.	5,779	241,331
Sandy Spring Bancorp, Inc.	4,114	162,050
Seacoast Banking Corp. of Florida (A)	7,758	201,941
Security Bank Corp.	24,840	123,746
ServisFirst Bancshares, Inc.	8,334	349,945
Seven Bank, Ltd.	93,200	313,867
Shinhan Financial Group Company, Ltd.	58,678	2,617,984
Shinsei Bank, Ltd.	25,800	414,686

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Shore Bancshares, Inc.	3,078	$53,619
Sierra Bancorp	2,576	72,025
Signature Bank (A)	11,176	1,534,241
Simmons First National Corp., Class A	6,834	395,689
SinoPac Financial Holdings
Company, Ltd.	1,544,542	480,936
Skandinaviska Enskilda Banken AB,
Series A	216,904	2,577,887
SmartFinancial, Inc. (A)	1,726	38,352
Societe Generale SA	131,823	6,633,516
South State Corp.	5,009	461,078
Southern First Bancshares, Inc. (A)	1,610	69,069
Southern National Bancorp of
Virginia, Inc.	4,646	79,307
Southside Bancshares, Inc.	4,872	176,366
Standard Bank Group, Ltd.	44,814	565,152
Standard Chartered PLC (A)	437,262	4,362,469
State Bank Financial Corp.	6,334	192,807
Sterling Bancorp	82,672	2,095,735
Stock Yards Bancorp, Inc.	3,910	155,618
Sumitomo Mitsui Financial Group, Inc.	210,079	8,565,201
Sumitomo Mitsui Trust Holdings, Inc.	51,938	1,932,045
Summit Financial Group, Inc.	2,514	67,551
Sun Bancorp, Inc.	2,476	63,262
Sunshine Bancorp, Inc. (A)	1,723	41,318
SunTrust Banks, Inc.	81,890	5,046,881
Suruga Bank, Ltd.	27,200	587,104
SVB Financial Group (A)	10,712	2,438,480
Svenska Handelsbanken AB, A Shares	217,559	2,976,330
Swedbank AB, A Shares	129,389	3,094,301
Synovus Financial Corp.	24,700	1,225,861
Taishin Financial Holding Company, Ltd.	1,416,054	638,995
Taiwan Business Bank	498,586	137,677
Taiwan Cooperative Financial Holding
Company, Ltd.	1,184,451	647,292
TCF Financial Corp.	34,893	708,677
Texas Capital Bancshares, Inc. (A)	18,921	1,709,512
The Bancorp, Inc. (A)	9,355	90,463
The Bank of East Asia, Ltd.	192,493	854,841
The Bank of Kyoto, Ltd.	9,500	486,151
The Bank of Nova Scotia	220,577	13,935,768
The Bank of NT Butterfield & Son, Ltd.	9,238	367,488
The Chiba Bank, Ltd.	110,000	846,949
The Chugoku Bank, Ltd.	25,100	328,733
The First Bancshares, Inc.	2,176	71,808
The First of Long Island Corp.	4,187	126,238
The Hachijuni Bank, Ltd.	63,900	366,627
The Hiroshima Bank, Ltd.	39,100	309,433
The PNC Financial Services Group, Inc.	81,743	11,489,796
The Shizuoka Bank, Ltd.	81,000	801,255
The Siam Commercial Bank PCL	141,509	662,336
The Toronto-Dominion Bank	337,290	19,147,479
TMB Bank PCL	1,058,300	90,725
Tompkins Financial Corp.	2,517	222,906
Towne Bank	9,812	328,702
TriCo Bancshares	3,634	152,737
TriState Capital Holdings, Inc. (A)	4,188	101,350
Triumph Bancorp, Inc. (A)	3,228	107,331
Trustmark Corp.	25,653	870,663
Turkiye Garanti Bankasi AS	195,943	480,060
Turkiye Halk Bankasi AS	61,846	140,149
Turkiye Is Bankasi, Class C	151,139	237,902
Turkiye Vakiflar Bankasi TAO, Class D	73,978	109,090
U.S. Bancorp	271,050	14,948,408
UMB Financial Corp.	16,883	1,268,926
Umpqua Holdings Corp.	83,597	1,848,330
UniCredit SpA (A)	292,933	5,905,527
Union Bankshares Corp.	7,737	291,608
United Bankshares, Inc.	38,935	1,462,009
United Community Banks, Inc.	12,555	360,831
United Overseas Bank, Ltd.	323,257	6,295,994
Univest Corp. of Pennsylvania	4,614	129,653
Valley National Bancorp	99,034	1,178,505
Veritex Holdings, Inc. (A)	3,124	86,910
Washington Trust Bancorp, Inc.	2,544	144,626
WashingtonFirst Bankshares, Inc.	1,991	67,993
Webster Financial Corp.	18,717	1,073,794
Wells Fargo & Company	762,042	43,032,512
WesBanco, Inc.	7,478	314,599
Westamerica Bancorporation (C)	4,602	284,542
Westpac Banking Corp.	284,090	6,816,625
Wintrust Financial Corp.	21,080	1,767,558
Woori Bank	50,382	749,630
Yamaguchi Financial Group, Inc.	31,500	377,637
Yapi ve Kredi Bankasi AS (A)	81,033	85,723
Zions Bancorporation	34,709	1,719,831
		718,635,103
Capital markets – 2.6%
3i Group PLC	130,106	1,586,921
Affiliated Managers Group, Inc.	9,218	1,831,340
Ameriprise Financial, Inc.	24,650	4,023,620
Arlington Asset Investment Corp.,
Class A (C)	4,291	50,677
Artisan Partners Asset Management, Inc.,
Class A	7,945	313,828
Associated Capital Group, Inc., Class A	1,191	41,506
ASX, Ltd.	15,645	679,237
B. Riley Financial, Inc.	4,067	73,206
B3 SA - Brasil Bolsa Balcao	272,376	1,933,735
BlackRock, Inc.	20,382	10,215,255
Brait SE (A)	12,788	43,366
Brookfield Asset Management, Inc.,
Class A	164,358	6,830,893
Cboe Global Markets, Inc.	18,525	2,286,541
China Cinda Asset Management
Company, Ltd., H Shares	1,417,100	528,434
China Everbright, Ltd.	156,884	351,147
China Galaxy Securities Company, Ltd.,
H Shares	529,000	417,513
China Huarong Asset Management
Company, Ltd., H Shares (B)	1,048,000	482,419
CI Financial Corp. (C)	52,637	1,189,295
CITIC Securities Company, Ltd.,
H Shares	374,900	815,371
CME Group, Inc.	55,878	8,355,996
Cohen & Steers, Inc.	3,896	181,476
Coronation Fund Managers, Ltd.	7,858	41,647
Cowen, Inc. (A)	4,799	71,505
Credit Suisse Group AG (A)	292,136	4,957,453
Daiwa Securities Group, Inc.	252,018	1,576,803
Deutsche Bank AG	374,166	7,056,576
Deutsche Boerse AG	34,856	3,955,909
Diamond Hill Investment Group, Inc.	581	122,626
Donnelley Financial Solutions, Inc. (A)	6,031	123,032
E*TRADE Financial Corp. (A)	45,302	2,180,838
Eaton Vance Corp.	23,375	1,292,170
Evercore, Inc., Class A	6,933	602,131
FactSet Research Systems, Inc.	7,975	1,594,043
Federated Investors, Inc., Class B	19,387	650,628
Financial Engines, Inc.	10,514	293,341

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Franklin Resources, Inc.	54,227	$2,350,740
GAIN Capital Holdings, Inc.	7,495	56,587
GF Securities Company, Ltd., H Shares	214,200	430,851
Greenhill & Company, Inc. (C)	5,029	102,089
Haitong Securities Company, Ltd.,
H Shares	529,600	793,960
Hamilton Lane, Inc. Class A	2,816	97,068
Hargreaves Lansdown PLC	33,502	726,036
Hong Kong Exchanges & Clearing, Ltd.	182,777	5,526,735
Houlihan Lokey, Inc.	4,372	195,166
Huatai Securities Company, Ltd., H
Shares (B)	265,000	538,444
IGM Financial, Inc.	18,059	624,013
Intercontinental Exchange, Inc.	96,754	6,913,073
INTL. FCStone, Inc. (A)	2,828	124,093
Invesco, Ltd.	66,897	2,419,664
Investec PLC	83,459	584,315
Investec, Ltd.	8,728	60,603
Investment Technology Group, Inc.	6,172	111,034
Janus Henderson Group PLC	36,669	1,366,654
Japan Exchange Group, Inc.	81,598	1,508,021
Julius Baer Group, Ltd. (A)	26,890	1,581,293
Korea Investment Holdings
Company, Ltd.	5,918	373,085
Ladenburg Thalmann Financial
Services, Inc.	19,280	66,516
Legg Mason, Inc.	17,697	707,172
London Stock Exchange Group PLC	41,347	2,113,914
Macquarie Group, Ltd.	27,625	2,072,808
MarketAxess Holdings, Inc.	7,641	1,492,058
Mirae Asset Daewoo Company, Ltd.	48,011	457,340
Moelis & Company, Class A	5,533	265,031
Moody’s Corp.	27,312	4,146,508
Morgan Stanley	232,493	11,998,964
MSCI, Inc.	18,308	2,356,240
Nasdaq, Inc.	19,190	1,519,080
Natixis SA	161,246	1,307,174
NH Investment & Securities
Company, Ltd.	21,315	269,321
Nomura Holdings, Inc.	567,900	3,433,854
Northern Trust Corp.	35,342	3,455,741
OM Asset Management PLC	13,661	224,040
Oppenheimer Holdings, Inc., Class A	2,403	64,761
Partners Group Holding AG	2,031	1,398,738
Piper Jaffray Companies	2,593	203,680
PJT Partners, Inc., Class A	3,251	138,265
Raymond James Financial, Inc.	21,132	1,865,956
S&P Global, Inc.	42,250	6,991,530
Safeguard Scientifics, Inc. (A)	5,240	64,976
Samsung Securities Company, Ltd.	10,158	342,004
SBI Holdings, Inc.	31,564	565,132
Schroders PLC	15,950	744,295
SEI Investments Company	26,678	1,877,064
Singapore Exchange, Ltd.	195,400	1,089,332
St. James’s Place PLC	70,597	1,159,435
State Street Corp.	61,508	5,864,788
Stifel Financial Corp.	25,748	1,448,068
T. Rowe Price Group, Inc.	39,525	4,067,913
The Bank of New York Mellon Corp.	169,938	9,302,406
The Charles Schwab Corp.	195,988	9,562,255
The Goldman Sachs Group, Inc.	59,147	14,647,163
Thomson Reuters Corp.	55,707	2,453,414
UBS Group AG (A)	438,134	7,578,995
Virtu Financial, Inc., Class A (C)	4,568	74,458
Virtus Investment Partners, Inc.	1,223	146,821
Waddell & Reed Financial, Inc.,
Class A (C)	14,477	293,883
Westwood Holdings Group, Inc.	1,520	103,892
WisdomTree Investments, Inc. (C)	21,068	242,282
Yuanta Financial Holdings
Company, Ltd.	1,568,187	730,141
		202,141,410
Consumer finance – 0.4%
Acom Company, Ltd. (A)	62,400	260,940
AEON Financial Service Company, Ltd.	17,600	391,894
American Express Company	120,595	11,783,337
Capital One Financial Corp.	79,543	7,317,956
Credit Saison Company, Ltd.	24,700	476,117
Discover Financial Services	61,203	4,320,932
Encore Capital Group, Inc. (A)	4,316	197,673
Enova International, Inc. (A)	6,282	93,288
EZCORP, Inc., Class A (A)	9,150	110,258
FirstCash, Inc.	8,415	567,171
Gentera SAB de CV	146,800	133,998
Green Dot Corp., Class A (A)	8,145	503,361
LendingClub Corp. (A)	57,070	249,396
Navient Corp.	46,198	582,557
Nelnet, Inc., Class A	3,541	189,691
PRA Group, Inc. (A)	8,269	287,761
Provident Financial PLC	19,475	230,615
Regional Management Corp. (A)	2,029	50,055
Samsung Card Company, Ltd.	4,206	147,934
SLM Corp. (A)	87,733	1,015,071
Synchrony Financial	122,913	4,411,348
World Acceptance Corp. (A)	1,073	89,038
		33,410,391
Diversified financial services – 1.1%
AMP, Ltd.	246,359	958,328
Ayala Corp.	29,425	600,148
Berkshire Hathaway, Inc., Class B (A)	316,357	61,060,065
Cannae Holdings, Inc. (A)	11,031	200,875
Chailease Holding Company, Ltd.	185,079	538,933
Challenger, Ltd.	50,460	537,707
Element Fleet Management Corp.	72,342	545,586
Eurazeo SA	7,365	647,855
EXOR NV	15,896	962,744
Far East Horizon, Ltd.	332,500	304,409
First Pacific Company, Ltd.	338,000	252,811
FirstRand, Ltd.	116,198	476,817
Fubon Financial Holding Company, Ltd.	1,038,659	1,705,617
Groupe Bruxelles Lambert SA	13,555	1,459,267
Grupo de Inversiones Suramericana SA	45,228	584,748
GT Capital Holdings, Inc.	11,410	261,409
Haci Omer Sabanci Holding AS	79,048	204,937
Industrivarden AB, C Shares	25,108	612,282
Investor AB, B Shares	65,761	3,074,678
Kinnevik AB, B Shares	33,872	1,087,149
L E Lundbergforetagen AB, B Shares	5,495	403,269
Leucadia National Corp.	52,135	1,371,672
Marlin Business Services Corp.	1,836	43,789
Metro Pacific Investments Corp.	1,798,500	239,968
Mitsubishi UFJ Lease & Finance
Company, Ltd.	70,000	401,079
NewStar Financial, Inc.	5,970	70,446
On Deck Capital, Inc. (A)	10,189	53,900
Onex Corp.	15,559	1,125,062
ORIX Corp.	207,100	3,587,825
Pargesa Holding SA	4,580	393,897
PSG Group, Ltd.	3,322	70,322

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified financial services (continued)
Remgro, Ltd.	16,913	$264,518
RMB Holdings, Ltd.	26,176	127,378
Standard Life Aberdeen PLC	355,867	2,072,004
Wendel SA	4,718	793,795
		87,095,289
Insurance – 3.8%
Admiral Group PLC	27,596	717,981
Aegon NV	120,787	750,304
Aflac, Inc.	63,175	5,536,657
Ageas	33,304	1,637,810
AIA Group, Ltd.	1,896,909	15,455,577
Alleghany Corp. (A)	3,139	1,835,687
Allianz SE	83,297	19,672,615
Ambac Financial Group, Inc. (A)	8,179	123,176
American Equity Investment Life
Holding Company	15,417	489,181
American Financial Group, Inc.	13,957	1,466,322
American International Group, Inc.	144,422	8,659,543
AMERISAFE, Inc.	3,406	223,604
AmTrust Financial Services, Inc. (C)	15,413	148,581
Aon PLC	40,641	5,698,681
Argo Group International Holdings, Ltd.	5,006	306,618
Arthur J. Gallagher & Company	28,561	1,880,171
Aspen Insurance Holdings, Ltd.	12,168	498,888
Assicurazioni Generali SpA	186,529	3,414,740
Assurant, Inc.	8,456	852,957
Atlas Financial Holdings, Inc. (A)	2,363	47,260
Aviva PLC	554,401	3,824,527
AXA SA	337,238	10,175,250
Baldwin & Lyons, Inc., Class B	2,515	61,366
Baloise Holding AG	6,638	1,023,806
BB Seguridade Participacoes SA	97,008	796,817
Brighthouse Financial, Inc. (A)	15,181	892,491
Brown & Brown, Inc.	23,590	1,208,988
Cathay Financial Holding Company, Ltd.	1,330,890	2,306,471
China Life Insurance Company, Ltd.	473,852	448,191
China Life Insurance Company, Ltd.,
H Shares	1,240,376	4,061,573
China Pacific Insurance Group
Company, Ltd., H Shares	443,379	2,130,675
China Taiping Insurance Holdings
Company, Ltd.	274,700	1,045,473
Chubb, Ltd.	74,324	11,305,424
Cincinnati Financial Corp.	24,048	1,797,107
Citizens, Inc. (A)(C)	9,150	78,690
CNO Financial Group, Inc.	64,186	1,618,129
CNP Assurances	33,244	746,780
Dai-ichi Life Holdings, Inc.	168,600	3,474,144
DB Insurance Company, Ltd.	7,252	457,954
Direct Line Insurance Group PLC	193,834	959,296
Discovery, Ltd.	17,009	204,226
Donegal Group, Inc., Class A	2,311	40,928
eHealth, Inc. (A)	2,946	67,581
EMC Insurance Group, Inc.	1,761	54,626
Employers Holdings, Inc.	5,595	274,155
Enstar Group, Ltd. (A)	1,924	426,455
Everest Re Group, Ltd.	6,598	1,448,921
Fairfax Financial Holdings, Ltd.	5,320	2,923,557
FBL Financial Group, Inc., Class A	1,828	137,831
Federated National Holding Company	2,727	36,869
Fidelity & Guaranty Life (C)	1,827	56,820
First American Financial Corp.	22,508	1,251,220
Genworth Financial, Inc., Class A (A)	191,876	650,460
Gjensidige Forsikring ASA	54,383	986,704
Great-West Lifeco, Inc. (C)	64,433	1,753,473
Greenlight Capital Re, Ltd., Class A (A)	5,490	121,604
Hallmark Financial Services, Inc. (A)	3,782	42,245
Hannover Rueck SE	11,832	1,557,309
Hanwha Life Insurance Company, Ltd.	33,666	231,624
HCI Group, Inc.	1,558	46,849
Health Insurance Innovations, Inc.,
Class A (A)(C)	2,197	51,300
Heritage Insurance Holdings, Inc. (C)	5,030	90,439
Horace Mann Educators Corp.	7,332	342,404
Hyundai Marine & Fire Insurance
Company, Ltd.	10,083	403,977
Independence Holding Company	1,798	53,401
Industrial Alliance Insurance & Financial
Services, Inc.	22,145	1,032,798
Infinity Property & Casualty Corp.	1,927	207,731
Insurance Australia Group, Ltd.	219,502	1,196,877
Intact Financial Corp.	26,487	2,222,186
Investors Title Company	278	55,878
James River Group Holdings, Ltd.	3,868	156,577
Japan Post Holdings Company, Ltd.	246,300	2,839,677
Kemper Corp.	17,016	1,174,104
Kinsale Capital Group, Inc.	2,558	114,061
Legal & General Group PLC	816,904	2,954,135
Liberty Holdings, Ltd.	9,017	76,338
Lincoln National Corp.	35,677	2,731,074
Loews Corp.	44,271	2,225,946
Maiden Holdings, Ltd.	13,407	87,146
Mapfre SA	62,746	211,075
Marsh & McLennan Companies, Inc.	81,882	6,872,356
MBIA, Inc. (A)(C)	22,576	190,090
Medibank Pvt., Ltd.	244,048	605,660
Mercury General Corp.	7,421	407,264
MetLife, Inc.	169,919	9,121,252
MMI Holdings, Ltd.	58,527	85,937
MS&AD Insurance Group Holdings, Inc.	74,268	2,430,436
Muenchener
Rueckversicherungs-Gesellschaft AG	28,607	6,375,147
National General Holdings Corp.	8,981	189,769
National Western Life Group, Inc.,
Class A	415	146,698
New China Life Insurance
Company, Ltd., H Shares	132,200	846,187
NI Holdings, Inc. (A)	2,368	41,582
NN Group NV	21,495	942,391
Old Mutual PLC	672,430	1,796,336
Old Republic International Corp.	49,853	1,045,417
PICC Property & Casualty
Company, Ltd., H Shares	775,899	1,478,060
Ping An Insurance Group Company of
China, Ltd., H Shares	866,710	8,600,551
Porto Seguro SA	17,223	188,449
Poste Italiane SpA (B)	84,731	618,537
Power Corp. of Canada	73,268	1,856,475
Power Financial Corp.	54,793	1,501,324
Powszechny Zaklad Ubezpieczen SA	42,483	535,286
Primerica, Inc.	17,162	1,784,848
Principal Financial Group, Inc.	42,759	3,026,910
Prudential Financial, Inc.	68,245	7,905,501
Prudential PLC	347,000	8,722,818
QBE Insurance Group, Ltd.	120,727	978,454
Rand Merchant Investment
Holdings, Ltd.	41,262	127,675
Reinsurance Group of America, Inc.	13,111	2,124,638
RenaissanceRe Holdings, Ltd.	8,190	1,086,404
RLI Corp.	6,915	413,033

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
RSA Insurance Group PLC	146,656	$1,207,307
Safety Insurance Group, Inc.	2,516	207,193
Sampo OYJ, A Shares	66,319	3,503,174
Samsung Fire & Marine
Insurance Company, Ltd.	4,379	1,049,734
Samsung Life Insurance Company, Ltd.	9,969	1,177,063
Sanlam, Ltd.	61,039	348,471
SCOR SE	31,617	1,287,716
Selective Insurance Group, Inc.	10,223	625,648
Shin Kong Financial Holding
Company, Ltd.	1,336,101	459,014
Sompo Holdings, Inc.	55,260	2,240,812
Sony Financial Holdings, Inc.	27,200	462,608
State Auto Financial Corp.	2,883	80,465
Stewart Information Services Corp.	3,765	151,842
Sul America SA	33,394	182,507
Sun Life Financial, Inc.	117,814	4,655,395
Suncorp Group, Ltd.	117,733	1,283,278
Swiss Life Holding AG (A)	4,250	1,429,376
Swiss Re AG	40,228	3,777,030
T&D Holdings, Inc.	85,300	1,411,495
The Allstate Corp.	57,718	5,925,330
The Hanover Insurance Group, Inc.	8,616	927,082
The Hartford Financial Services
Group, Inc.	57,997	3,331,348
The Navigators Group, Inc.	3,690	190,035
The People’s Insurance Company Group
of China, Ltd., H Shares	1,219,000	631,143
The Progressive Corp.	92,821	4,936,221
The Travelers Companies, Inc.	44,063	5,973,621
Third Point Reinsurance, Ltd. (A)	13,348	226,249
Tokio Marine Holdings, Inc.	106,014	4,702,278
Torchmark Corp.	17,473	1,552,476
Trupanion, Inc. (A)(C)	4,267	127,071
Tryg A/S	19,413	472,041
UnipolSai Assicurazioni SpA	172,331	404,192
United Fire Group, Inc.	3,822	183,685
United Insurance Holdings Corp.	3,946	65,859
Universal Insurance Holdings, Inc. (C)	5,710	150,744
Unum Group	36,050	2,041,151
W.R. Berkley Corp.	19,477	1,346,250
Willis Towers Watson PLC	21,380	3,437,904
WMIH Corp. (A)	40,360	33,834
XL Group, Ltd.	41,677	1,617,901
Zurich Insurance Group AG	18,604	5,630,710
		289,862,824
Mortgage real estate investment trusts – 0.1%
AG Mortgage Investment Trust, Inc.	4,776	90,410
Anworth Mortgage Asset Corp.	16,724	93,989
Apollo Commercial Real Estate
Finance, Inc.	17,546	327,233
Ares Commercial Real Estate Corp.	5,652	76,189
ARMOUR Residential REIT, Inc.	6,973	176,347
Capstead Mortgage Corp.	15,788	143,197
Cherry Hill Mortgage Investment Corp.	2,124	38,699
CYS Investments, Inc.	26,427	213,794
Dynex Capital, Inc.	9,164	65,614
Ellington Residential Mortgage REIT	2,346	30,146
Granite Point Mortgage Trust, Inc.	1,914	34,356
Great Ajax Corp.	3,637	52,045
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	8,750	207,988
Invesco Mortgage Capital, Inc.	19,152	338,224
KKR Real Estate Finance Trust, Inc.	1,894	38,827
Ladder Capital Corp.	13,197	180,139
MTGE Investment Corp.	7,707	142,965
New York Mortgage Trust, Inc.	20,659	132,218
Orchid Island Capital, Inc.	7,779	73,745
Owens Realty Mortgage, Inc.	2,640	42,768
PennyMac Mortgage Investment Trust	10,911	170,866
Redwood Trust, Inc.	13,228	198,685
Resource Capital Corp.	6,546	65,329
Sutherland Asset Management Corp.	3,325	52,535
TPG RE Finance Trust, Inc.	1,960	37,612
Western Asset Mortgage Capital Corp.	7,696	77,191
		3,101,111
Thrifts and mortgage finance – 0.1%
Bank Mutual Corp.	8,389	89,762
BankFinancial Corp.	3,582	59,067
Bear State Financial, Inc.	4,954	50,729
Beneficial Bancorp, Inc.	12,099	205,078
BofI Holding, Inc. (A)(C)	10,569	292,127
BSB Bancorp, Inc. (A)	1,869	59,341
Capitol Federal Financial, Inc.	22,482	316,097
Charter Financial Corp.	2,885	53,315
Clifton Bancorp, Inc.	4,204	72,771
Dime Community Bancshares, Inc.	5,865	129,323
Essent Group, Ltd. (A)	14,246	630,386
Federal Agricultural Mortgage Corp.,
Class C	1,574	116,870
First Defiance Financial Corp.	1,810	98,337
Flagstar Bancorp, Inc. (A)	3,665	139,307
Hingham Institution for Savings	259	59,104
Home Bancorp, Inc.	1,326	56,753
HomeStreet, Inc. (A)	4,246	129,503
Kearny Financial Corp.	15,064	222,947
LendingTree, Inc. (A)(C)	1,136	343,015
Malvern Bancorp, Inc. (A)	1,648	44,414
Meridian Bancorp, Inc.	8,501	171,295
Meta Financial Group, Inc.	1,646	154,642
MGIC Investment Corp. (A)	65,919	963,736
Nationstar Mortgage Holdings, Inc. (A)	5,367	96,982
New York Community Bancorp, Inc.	99,419	1,326,249
NMI Holdings, Inc., Class A (A)	10,660	181,753
Northfield Bancorp, Inc.	7,355	130,478
Northwest Bancshares, Inc.	16,178	273,894
OceanFirst Financial Corp.	5,753	159,646
Ocwen Financial Corp. (A)	19,734	62,951
Oritani Financial Corp.	6,939	119,698
PCSB Financial Corp. (A)(C)	3,888	76,710
PennyMac Financial Services, Inc.,
Class A (A)	2,976	62,942
PHH Corp. (A)	9,869	112,112
Provident Financial Services, Inc.	10,634	290,734
Prudential Bancorp, Inc.	2,153	39,852
Radian Group, Inc.	38,443	787,697
Riverview Bancorp, Inc.	4,848	44,699
SI Financial Group, Inc.	2,764	41,736
Southern Missouri Bancorp, Inc.	1,588	63,901
Territorial Bancorp, Inc.	1,846	58,980
Timberland Bancorp, Inc.	1,504	43,195
TrustCo Bank Corp.	17,141	160,268
United Community Financial Corp.	7,953	77,860
United Financial Bancorp, Inc.	9,034	168,394
Walker & Dunlop, Inc. (A)	4,922	242,556
Washington Federal, Inc.	33,475	1,164,930
Waterstone Financial, Inc.	4,478	84,634
Western New England Bancorp, Inc.	5,599	59,909

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
WSFS Financial Corp.	5,382	$272,329
		10,663,008
		1,344,909,136
Health care – 10.0%
Biotechnology – 1.9%
3SBio, Inc. (A)(B)	171,400	334,484
AbbVie, Inc.	264,754	25,659,958
Abeona Therapeutics, Inc. (A)(C)	4,499	77,833
Acceleron Pharma, Inc. (A)	5,749	209,781
Achaogen, Inc. (A)(C)	6,268	74,965
Achillion Pharmaceuticals, Inc. (A)	21,812	68,053
Acorda Therapeutics, Inc. (A)	7,797	158,279
Adamas Pharmaceuticals, Inc. (A)(C)	2,793	103,760
Aduro Biotech, Inc. (A)	8,067	76,637
Advaxis, Inc. (A)(C)	7,767	23,223
Agenus, Inc. (A)(C)	14,332	56,325
Aimmune Therapeutics, Inc. (A)	6,321	241,462
Akebia Therapeutics, Inc. (A)	8,128	126,472
Alder Biopharmaceuticals, Inc. (A)	11,635	127,985
Alexion Pharmaceuticals, Inc. (A)	37,089	4,072,743
AMAG Pharmaceuticals, Inc. (A)	6,345	88,513
Amgen, Inc.	121,206	21,291,046
Amicus Therapeutics, Inc. (A)	29,592	411,921
AnaptysBio, Inc. (A)(C)	2,231	187,516
Anavex Life Sciences Corp. (A)(C)	7,562	28,736
Ardelyx, Inc. (A)	6,704	44,582
Arena Pharmaceuticals, Inc. (A)	7,099	219,998
Array BioPharma, Inc. (A)	30,935	348,019
Atara Biotherapeutics, Inc. (A)	4,764	68,840
Athersys, Inc. (A)(C)	20,343	39,669
Audentes Therapeutics, Inc. (A)	2,849	82,222
Avexis, Inc. (A)	4,461	422,947
Axovant Sciences, Ltd. (A)	5,811	32,077
Bellicum Pharmaceuticals, Inc. (A)(C)	5,235	52,507
BioCryst Pharmaceuticals, Inc. (A)	14,852	75,448
Biogen, Inc. (A)	35,129	11,317,510
Biohaven Pharmaceutical Holding
Company, Ltd. (A)	1,941	44,895
BioSpecifics Technologies Corp. (A)	1,080	48,492
BioTime, Inc. (A)(C)	15,204	40,747
Bioverativ, Inc. (A)	21,988	1,099,840
Bluebird Bio, Inc. (A)	8,144	1,407,283
Blueprint Medicines Corp. (A)	6,940	520,916
Calithera Biosciences, Inc. (A)	5,622	59,031
Calyxt, Inc. (A)(C)	1,531	29,303
Cara Therapeutics, Inc. (A)	4,993	62,163
Catalyst Pharmaceuticals, Inc. (A)	13,744	59,099
Celgene Corp. (A)	129,963	13,104,169
Celldex Therapeutics, Inc. (A)	23,707	71,121
Celltrion, Inc. (A)	10,996	2,025,226
ChemoCentryx, Inc. (A)	4,869	31,649
Chimerix, Inc. (A)	8,871	39,653
Clovis Oncology, Inc. (A)	7,820	491,643
Coherus Biosciences, Inc. (A)	7,131	63,822
Concert Pharmaceuticals, Inc. (A)	3,585	80,878
Corbus Pharmaceuticals
Holdings, Inc. (A)(C)	8,199	63,132
CSL, Ltd.	38,318	4,167,291
Curis, Inc. (A)	23,830	18,952
Cytokinetics, Inc. (A)	7,567	65,076
CytomX Therapeutics, Inc. (A)	5,410	111,987
Dyax Corp. (A)(D)	25,454	80,180
Dynavax Technologies Corp. (A)	10,923	218,460
Eagle Pharmaceuticals, Inc. (A)(C)	1,486	87,763
Edge Therapeutics, Inc. (A)(C)	4,359	44,026
Editas Medicine, Inc. (A)(C)	6,171	178,157
Emergent BioSolutions, Inc. (A)	5,939	260,900
Enanta Pharmaceuticals, Inc. (A)	2,783	138,204
Epizyme, Inc. (A)	7,580	90,960
Esperion Therapeutics, Inc. (A)	3,052	187,729
Exact Sciences Corp. (A)	20,953	1,246,284
Fate Therapeutics, Inc. (A)	7,971	35,072
FibroGen, Inc. (A)	11,837	562,258
Five Prime Therapeutics, Inc. (A)	4,930	129,906
Flexion Therapeutics, Inc. (A)(C)	5,071	131,390
Fortress Biotech, Inc. (A)(C)	7,292	28,074
Foundation Medicine, Inc. (A)	2,600	138,320
G1 Therapeutics, Inc. (A)	1,507	30,969
Genmab A/S (A)	8,587	1,690,768
Genocea Biosciences, Inc. (A)(C)	5,821	7,102
Genomic Health, Inc. (A)	3,528	106,863
Geron Corp. (A)(C)	28,499	56,713
Gilead Sciences, Inc.	216,914	16,220,829
Global Blood Therapeutics, Inc. (A)	6,659	262,698
Grifols SA (C)	17,365	506,393
Halozyme Therapeutics, Inc. (A)	21,452	400,509
Heron Therapeutics, Inc. (A)	8,418	148,157
Idera Pharmaceuticals, Inc. (A)(C)	20,725	45,802
Ignyta, Inc. (A)	9,203	150,929
Immune Design Corp. (A)	3,389	13,895
ImmunoGen, Inc. (A)(C)	15,417	97,898
Immunomedics, Inc. (A)(C)	18,361	199,400
Incyte Corp. (A)	28,394	2,810,722
Inovio Pharmaceuticals, Inc. (A)(C)	15,074	69,190
Insmed, Inc. (A)	13,335	415,919
Insys Therapeutics, Inc. (A)(C)	4,689	24,852
Intellia Therapeutics, Inc. (A)(C)	2,650	59,678
Invitae Corp. (A)(C)	7,666	67,001
Iovance Biotherapeutics, Inc. (A)	10,004	90,536
Ironwood Pharmaceuticals, Inc. (A)	24,217	418,228
Jounce Therapeutics, Inc. (A)(C)	2,727	42,978
Karyopharm Therapeutics, Inc. (A)	6,231	69,725
Keryx Biopharmaceuticals, Inc. (A)(C)	16,326	78,202
Kindred Biosciences, Inc. (A)	5,109	39,084
Kura Oncology, Inc. (A)(C)	3,826	61,407
La Jolla Pharmaceutical Company (A)	3,210	107,054
Lexicon Pharmaceuticals, Inc. (A)	7,721	78,909
Ligand Pharmaceuticals, Inc. (A)	3,628	478,352
Loxo Oncology, Inc. (A)	4,096	314,368
MacroGenics, Inc. (A)	6,248	120,711
Medy-Tox, Inc.	643	276,334
Merrimack Pharmaceuticals, Inc. (C)	2,743	31,709
MiMedx Group, Inc. (A)(C)	18,845	218,037
Minerva Neurosciences, Inc. (A)	5,808	33,396
Momenta Pharmaceuticals, Inc. (A)	13,157	181,567
Myriad Genetics, Inc. (A)	11,448	396,444
NantKwest, Inc. (A)(C)	5,821	28,523
Natera, Inc. (A)	5,851	56,930
NewLink Genetics Corp. (A)(C)	4,186	36,711
Novavax, Inc. (A)(C)	52,891	71,932
Organovo Holdings, Inc. (A)(C)	20,780	31,378
PDL BioPharma, Inc. (A)	28,959	84,271
Pieris Pharmaceuticals, Inc. (A)	6,669	41,214
Portola Pharmaceuticals, Inc. (A)	9,859	500,344
Progenics Pharmaceuticals, Inc. (A)	13,055	75,458
Protagonist Therapeutics, Inc. (A)(C)	1,896	36,972
Prothena Corp. PLC (A)(C)	6,879	319,805
PTC Therapeutics, Inc. (A)	7,218	115,127
Puma Biotechnology, Inc. (A)	5,124	542,632

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Ra Pharmaceuticals, Inc. (A)	2,399	$34,210
Radius Health, Inc. (A)(C)	6,681	189,139
Regeneron Pharmaceuticals, Inc. (A)	12,766	4,619,505
REGENXBIO, Inc. (A)	4,990	140,219
Repligen Corp. (A)	6,709	237,834
Retrophin, Inc. (A)	6,889	155,278
Rigel Pharmaceuticals, Inc. (A)	24,227	100,784
Sage Therapeutics, Inc. (A)	6,192	572,203
Sangamo Therapeutics, Inc. (A)	14,910	241,542
Sarepta Therapeutics, Inc. (A)(C)	10,554	587,541
Selecta Biosciences, Inc. (A)(C)	2,619	27,919
Seres Therapeutics, Inc. (A)(C)	3,731	39,176
Shire PLC	120,276	5,962,723
Spark Therapeutics, Inc. (A)	4,777	349,820
Spectrum Pharmaceuticals, Inc. (A)	14,147	277,281
Stemline Therapeutics, Inc. (A)	4,426	68,160
Strongbridge Biopharma PLC (A)(C)	4,352	29,158
Synergy Pharmaceuticals, Inc. (A)(C)	41,292	85,887
Syros Pharmaceuticals, Inc. (A)	2,418	35,907
TaiMed Biologics, Inc. (A)	27,000	165,998
TG Therapeutics, Inc. (A)(C)	8,858	76,179
Ultragenyx Pharmaceutical, Inc. (A)	7,091	358,025
United Therapeutics Corp. (A)	8,832	1,148,072
Vanda Pharmaceuticals, Inc. (A)	7,975	112,049
Veracyte, Inc. (A)	5,065	34,341
Versartis, Inc. (A)	6,040	11,778
Vertex Pharmaceuticals, Inc. (A)	41,885	6,043,587
Voyager Therapeutics, Inc. (A)	2,880	42,134
Xencor, Inc. (A)	6,872	149,191
ZIOPHARM Oncology, Inc. (A)(C)	23,930	109,360
		143,757,187
Health care equipment and supplies – 2.0%
Abaxis, Inc.	3,925	191,305
Abbott Laboratories	278,186	15,681,345
ABIOMED, Inc. (A)	8,517	1,659,452
Accuray, Inc. (A)	16,145	83,147
Align Technology, Inc. (A)	11,551	3,013,425
Analogic Corp.	2,257	186,880
AngioDynamics, Inc. (A)	6,748	115,931
Anika Therapeutics, Inc. (A)	2,592	142,871
Antares Pharma, Inc. (A)	27,079	50,096
AtriCure, Inc. (A)	5,918	109,483
Atrion Corp.	248	167,301
AxoGen, Inc. (A)	5,156	137,665
Baxter International, Inc.	80,258	5,259,307
Becton, Dickinson and Company	36,412	8,309,583
Boston Scientific Corp. (A)	219,711	5,774,005
C.R. Bard, Inc.	11,622	3,904,295
Cantel Medical Corp.	6,468	688,713
Cardiovascular Systems, Inc. (A)	5,836	146,250
Cerus Corp. (A)	20,679	81,682
Cochlear, Ltd.	4,671	640,013
Coloplast A/S, B Shares	17,496	1,369,239
CONMED Corp.	4,860	260,010
ConvaTec Group PLC (B)	179,686	472,923
CryoLife, Inc. (A)	5,890	119,862
Cutera, Inc. (A)	2,420	99,341
CYBERDYNE, Inc. (A)(C)	15,000	199,508
Danaher Corp.	97,890	9,236,900
DENTSPLY SIRONA, Inc.	36,789	2,465,231
Edwards Lifesciences Corp. (A)	33,808	3,962,298
Endologix, Inc. (A)(C)	15,995	87,813
Entellus Medical, Inc. (A)(C)	2,573	43,818
Essilor International Cie Generale
d’Optique SA	35,466	4,559,150
Exactech, Inc. (A)	2,155	90,402
FONAR Corp. (A)	1,253	31,137
GenMark Diagnostics, Inc. (A)	9,612	42,773
Getinge AB, B Shares	32,007	576,589
Glaukos Corp. (A)(C)	5,164	138,240
Globus Medical, Inc., Class A (A)	27,221	1,034,670
Haemonetics Corp. (A)	9,361	541,066
Halyard Health, Inc. (A)	17,833	865,614
Hartalega Holdings BHD	99,500	233,110
Heska Corp. (A)	1,173	100,679
Hill-Rom Holdings, Inc.	13,393	1,132,378
Hologic, Inc. (A)	44,956	1,875,564
Hoya Corp.	61,000	2,982,734
ICU Medical, Inc. (A)	2,639	563,163
IDEXX Laboratories, Inc. (A)	13,963	2,183,953
Inogen, Inc. (A)	3,044	391,885
Insulet Corp. (A)	10,400	745,992
Integer Holdings Corp. (A)	5,514	267,153
Integra LifeSciences Holdings Corp. (A)	11,302	549,503
Intuitive Surgical, Inc. (A)	17,909	7,159,660
Invacare Corp. (C)	5,866	102,948
iRhythm Technologies, Inc. (A)	2,501	138,806
K2M Group Holdings, Inc. (A)	7,557	148,571
Koninklijke Philips NV	63,679	2,468,938
Lantheus Holdings, Inc. (A)	5,589	125,194
LeMaitre Vascular, Inc.	2,747	90,459
LivaNova PLC (A)	17,386	1,515,711
Masimo Corp. (A)	17,693	1,571,846
Medtronic PLC	216,869	17,811,451
Meridian Bioscience, Inc.	7,664	115,343
Merit Medical Systems, Inc. (A)	8,716	378,710
Natus Medical, Inc. (A)	5,792	231,970
Neogen Corp. (A)	6,633	556,509
Nevro Corp. (A)	4,922	368,264
Novocure, Ltd. (A)	10,398	200,162
NuVasive, Inc. (A)	19,367	1,117,282
NxStage Medical, Inc. (A)	11,600	298,004
Olympus Corp.	45,506	1,875,307
OraSure Technologies, Inc. (A)	10,168	168,280
Orthofix International NV (A)	3,089	167,486
Oxford Immunotec Global PLC (A)	4,314	64,235
Penumbra, Inc. (A)	5,205	548,087
Quidel Corp. (A)	5,010	190,330
ResMed, Inc.	22,755	1,943,277
Rockwell Medical, Inc. (A)(C)	9,389	57,555
RTI Surgical, Inc. (A)	10,887	52,258
Shandong Weigao Group Medical
Polymer Company, Ltd., H Shares	329,500	226,323
Sientra, Inc. (A)(C)	2,927	41,680
Smith & Nephew PLC	114,999	2,035,385
Sonova Holding AG	6,189	986,413
STAAR Surgical Company (A)	7,769	134,792
STERIS PLC	17,266	1,553,249
Straumann Holding AG	1,132	843,876
Stryker Corp.	51,500	8,034,000
Surmodics, Inc. (A)	2,542	84,140
Sysmex Corp.	24,500	1,863,946
Tactile Systems Technology, Inc. (A)	1,718	51,248
Teleflex, Inc.	9,156	2,431,101
Terumo Corp.	50,473	2,420,352
The Cooper Companies, Inc.	7,819	1,885,786
Utah Medical Products, Inc.	745	60,829
Varex Imaging Corp. (A)	6,713	248,851
Varian Medical Systems, Inc. (A)	14,664	1,638,702
ViewRay, Inc. (A)(C)	6,271	60,390

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
West Pharmaceutical Services, Inc.	15,044	$1,503,347
William Demant Holding A/S (A)	16,935	466,121
Wright Medical Group NV (A)	18,704	454,694
Zimmer Biomet Holdings, Inc.	32,361	3,789,473
		153,846,788
Health care providers and services – 1.7%
Acadia Healthcare Company, Inc. (A)	16,606	528,569
Aceto Corp.	5,703	60,509
Addus HomeCare Corp. (A)	1,537	51,182
Aetna, Inc.	53,125	9,572,063
Alfresa Holdings Corp.	29,400	631,938
Almost Family, Inc. (A)	2,330	138,402
Amedisys, Inc. (A)	5,130	277,020
AmerisourceBergen Corp.	25,965	2,202,351
AMN Healthcare Services, Inc. (A)	8,331	418,216
Anthem, Inc.	42,047	9,879,363
Bangkok Dusit Medical Services PCL	360,612	235,387
BioScrip, Inc. (A)	22,083	57,857
BioTelemetry, Inc. (A)	5,029	145,841
Bumrungrad Hospital PCL	27,600	168,499
Capital Senior Living Corp. (A)	4,935	80,243
Cardinal Health, Inc.	50,681	2,999,808
Centene Corp. (A)	27,616	2,819,317
Chemed Corp.	2,761	679,040
Cigna Corp.	40,330	8,539,071
Civitas Solutions, Inc. (A)	2,923	56,852
Community Health Systems, Inc. (A)(C)	17,618	80,162
CorVel Corp. (A)	1,671	92,323
Cross Country Healthcare, Inc. (A)	6,742	92,163
DaVita, Inc. (A)	24,486	1,495,115
Diplomat Pharmacy, Inc. (A)	8,633	154,531
Envision Healthcare Corp. (A)	19,290	615,930
Express Scripts Holding Company (A)	92,582	6,034,495
Fresenius Medical Care AG &
Company KGaA	38,783	3,866,998
Fresenius SE & Company KGaA	75,043	5,420,830
HCA Healthcare, Inc. (A)	46,270	3,932,950
HealthEquity, Inc. (A)	8,889	461,072
Healthscope, Ltd.	151,077	228,467
HealthSouth Corp.	37,415	1,868,879
Henry Schein, Inc. (A)	25,453	1,818,617
Humana, Inc.	23,142	6,036,822
IHH Healthcare BHD	280,009	386,576
Kindred Healthcare, Inc.	15,479	113,771
Laboratory Corp. of America
Holdings (A)	16,323	2,583,441
LHC Group, Inc. (A)	2,813	185,011
Life Healthcare Group Holdings, Ltd.	44,949	86,034
LifePoint Health, Inc. (A)	8,156	389,857
Magellan Health, Inc. (A)	4,242	358,449
McKesson Corp.	33,679	4,975,735
Mediclinic International PLC (C)	48,448	370,447
Medipal Holdings Corp.	26,800	521,626
MEDNAX, Inc. (A)	19,023	947,155
Miraca Holdings, Inc.	9,000	392,215
Molina Healthcare, Inc. (A)(C)	16,773	1,312,320
National HealthCare Corp.	1,994	132,302
National Research Corp., Class A	1,747	59,311
Netcare, Ltd.	35,036	57,453
Odontoprev SA	33,600	156,595
Owens & Minor, Inc.	23,224	444,507
Patterson Companies, Inc.	13,521	494,193
PetIQ, Inc. (A)(C)	1,493	33,115
PharMerica Corp. (A)	5,297	154,937
Qualicorp SA	32,809	307,105
Quest Diagnostics, Inc.	21,843	2,150,662
R1 RCM, Inc. (A)	19,121	74,189
RadNet, Inc. (A)	6,992	73,416
Ramsay Health Care, Ltd.	11,554	613,399
Ryman Healthcare, Ltd.	62,763	450,617
Select Medical Holdings Corp. (A)	19,234	339,480
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	116,800	294,321
Sinopharm Group Company, Ltd.,
H Shares	193,600	764,413
Sonic Healthcare, Ltd.	32,222	545,796
Surgery Partners, Inc. (A)	3,724	35,006
Suzuken Company, Ltd.	11,300	447,795
Teladoc, Inc. (A)(C)	9,641	357,681
Tenet Healthcare Corp. (A)(C)	31,075	438,158
The Ensign Group, Inc.	8,652	209,984
The Providence Service Corp. (A)	2,137	129,374
Tivity Health, Inc. (A)	6,496	239,053
Triple-S Management Corp., Class B (A)	4,390	124,764
UnitedHealth Group, Inc.	154,808	35,322,541
Universal Health Services, Inc., Class B	14,163	1,534,561
US Physical Therapy, Inc.	2,190	159,980
WellCare Health Plans, Inc. (A)	9,048	1,927,134
		132,435,361
Health care technology – 0.1%
Alibaba Health Information
Technology, Ltd. (A)(C)	560,000	276,672
Allscripts Healthcare Solutions, Inc. (A)	69,159	988,974
Castlight Health, Inc., B Shares (A)(C)	12,417	48,426
Cerner Corp. (A)	50,473	3,567,936
Computer Programs & Systems, Inc. (C)	2,125	64,388
Cotiviti Holdings, Inc. (A)	6,567	214,610
Evolent Health, Inc., Class A (A)	9,531	122,473
HealthStream, Inc. (A)	4,674	111,148
HMS Holdings Corp. (A)	15,117	249,884
Inovalon Holdings, Inc., Class A (A)(C)	11,238	178,684
M3, Inc.	32,900	1,089,343
Medidata Solutions, Inc. (A)	21,940	1,462,082
Omnicell, Inc. (A)	6,525	341,910
Quality Systems, Inc. (A)	9,539	137,648
Simulations Plus, Inc.	2,326	36,169
Tabula Rasa HealthCare, Inc. (A)	1,794	62,234
Vocera Communications, Inc. (A)	5,075	148,698
		9,101,279
Life sciences tools and services – 0.5%
Accelerate Diagnostics, Inc. (A)(C)	4,799	141,810
Agilent Technologies, Inc.	41,355	2,863,420
Bio-Rad Laboratories, Inc., Class A (A)	4,089	1,109,346
Bio-Techne Corp.	7,590	1,022,753
Cambrex Corp. (A)	5,802	283,428
Charles River Laboratories
International, Inc. (A)	9,676	1,008,239
Enzo Biochem, Inc. (A)	7,615	74,703
Eurofins Scientific SE	1,855	1,123,247
Illumina, Inc. (A)	18,792	4,322,724
INC Research Holdings, Inc.,
Class A (A)	21,149	810,007
IQVIA Holdings, Inc. (A)	19,352	1,974,098
Lonza Group AG (A)	8,976	2,353,117
Luminex Corp.	7,361	157,231
Medpace Holdings, Inc. (A)	1,190	39,639
Mettler-Toledo International, Inc. (A)	3,301	2,077,022
NanoString Technologies, Inc. (A)	4,120	31,518
NeoGenomics, Inc. (A)	10,432	96,392

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Pacific Biosciences of
California, Inc. (A)	19,375	$61,806
PerkinElmer, Inc.	14,403	1,061,213
PRA Health Sciences, Inc. (A)	8,654	712,830
QIAGEN NV (A)	38,715	1,227,089
Samsung Biologics
Company, Ltd. (A)(B)	2,257	714,843
Thermo Fisher Scientific, Inc.	51,506	9,928,297
Waters Corp. (A)	10,243	2,019,612
		35,214,384
Pharmaceuticals – 3.8%
Aclaris Therapeutics, Inc. (A)	4,160	98,634
Aerie Pharmaceuticals, Inc. (A)	5,853	376,055
Akcea Therapeutics, Inc. (A)(C)	2,746	52,421
Akorn, Inc. (A)	19,047	619,980
Allergan PLC	37,901	6,588,331
Amphastar Pharmaceuticals, Inc. (A)	6,684	130,940
ANI Pharmaceuticals, Inc. (A)	1,489	105,883
Aratana Therapeutics, Inc. (A)	8,189	47,906
Aspen Pharmacare Holdings, Ltd.	14,300	318,966
Assembly Biosciences, Inc. (A)	2,574	128,468
Astellas Pharma, Inc.	323,500	4,112,454
AstraZeneca PLC	167,696	10,822,820
Bayer AG	149,581	19,092,986
Bristol-Myers Squibb Company	185,926	11,748,664
Catalent, Inc. (A)	49,113	1,954,206
Chelsea Therapeutics
International, Ltd. (A)(D)	9,811	785
China Medical System Holdings, Ltd.	211,000	442,722
Chugai Pharmaceutical Company, Ltd.	35,000	1,809,512
Clearside Biomedical, Inc. (A)	4,229	30,110
Collegium Pharmaceutical, Inc. (A)(C)	4,187	72,268
Corcept Therapeutics, Inc. (A)	16,323	292,835
Corium International, Inc. (A)	5,014	59,015
CSPC Pharmaceutical Group, Ltd.	698,100	1,392,182
Daiichi Sankyo Company, Ltd.	88,700	2,137,765
Depomed, Inc. (A)	10,759	73,807
Dermira, Inc. (A)	6,907	176,819
Durect Corp. (A)	26,870	28,214
Eisai Company, Ltd.	41,754	2,368,007
Eli Lilly & Company	109,841	9,296,942
Endo International PLC (A)	40,858	299,898
Forest Laboratories, Inc. (A)(D)	891	0
GlaxoSmithKline PLC	651,135	11,266,224
H Lundbeck A/S	9,732	491,076
Hanmi Pharm Company, Ltd. (A)	906	476,002
Hanmi Science Company, Ltd. (A)	1,867	196,794
Hikma Pharmaceuticals PLC	19,379	270,067
Hisamitsu Pharmaceutical Company, Inc.	9,700	547,014
Horizon Pharma PLC (A)	29,231	420,342
Hypermarcas SA	44,879	450,206
Impax Laboratories, Inc. (A)	13,224	220,180
Innoviva, Inc. (A)	13,696	179,692
Intersect ENT, Inc. (A)	4,691	143,310
Intra-Cellular Therapies, Inc. (A)	6,189	95,930
Ipsen SA	6,494	790,976
Johnson & Johnson	304,212	42,385,858
Kala Pharmaceuticals, Inc. (A)	1,544	29,568
Kalbe Farma Tbk PT	2,847,710	336,973
Kyowa Hakko Kirin Company, Ltd.	40,528	771,280
Lannett Company, Inc. (A)(C)	5,136	135,847
Mallinckrodt PLC (A)	19,758	431,120
Merck & Company, Inc.	310,091	17,138,730
Merck KGaA	23,381	2,491,070
Mitsubishi Tanabe Pharma Corp.	35,100	758,898
Mylan NV (A)	60,861	2,223,252
MyoKardia, Inc. (A)	3,460	127,155
Nektar Therapeutics (A)	26,514	1,431,491
Neos Therapeutics, Inc. (A)(C)	4,743	48,853
Novartis AG	266,780	22,888,820
Novo Nordisk A/S, B Shares	276,628	14,298,607
Omeros Corp. (A)(C)	7,994	165,876
Ono Pharmaceutical Company, Ltd.	64,500	1,472,604
Orion OYJ, Class B	14,378	531,081
Otsuka Holdings Company, Ltd.	61,100	2,709,282
Pacira Pharmaceuticals, Inc. (A)	7,068	326,542
Paratek Pharmaceuticals, Inc. (A)	4,318	81,394
Perrigo Company PLC	15,059	1,313,295
Pfizer, Inc.	676,514	24,530,398
Phibro Animal Health Corp., Class A	3,444	119,507
Prestige Brands Holdings, Inc. (A)	20,227	914,260
Reata Pharmaceuticals, Inc., Class A (A)	2,072	52,629
Recordati SpA	14,720	662,214
Revance Therapeutics, Inc. (A)(C)	4,173	115,801
Richter Gedeon Nyrt	20,213	522,217
Roche Holding AG	84,242	21,289,209
Sanofi	194,424	17,735,263
Santen Pharmaceutical Company, Ltd.	57,200	871,878
Shanghai Fosun Pharmaceutical Group
Company, Ltd., H Shares	82,600	399,741
Shionogi & Company, Ltd.	46,363	2,584,145
Sihuan Pharmaceutical Holdings
Group, Ltd.	661,000	233,564
Sino Biopharmaceutical, Ltd.	735,000	966,338
Sucampo Pharmaceuticals, Inc.,
Class A (A)	4,712	59,842
Sumitomo Dainippon Pharma
Company, Ltd.	24,900	362,046
Supernus Pharmaceuticals, Inc. (A)	8,462	319,864
Taisho Pharmaceutical Holdings
Company, Ltd.	4,900	389,434
Takeda Pharmaceutical Company, Ltd.	111,292	6,139,539
Taro Pharmaceutical Industries, Ltd. (A)	800	85,840
Teligent, Inc. (A)(C)	7,980	32,080
Tetraphase Pharmaceuticals, Inc. (A)	9,584	61,529
Teva Pharmaceutical Industries, Ltd.	14,200	210,173
Teva Pharmaceutical
Industries, Ltd., ADR	47,536	704,484
The Medicines Company (A)	12,384	359,136
TherapeuticsMD, Inc. (A)(C)	28,171	177,477
Theravance Biopharma, Inc. (A)(C)	7,573	215,452
UCB SA	21,234	1,587,450
Valeant Pharmaceuticals
International, Inc. (A)	59,870	1,008,391
Vifor Pharma AG	5,761	726,839
WaVe Life Sciences, Ltd. (A)(C)	2,326	86,442
Yuhan Corp.	1,197	242,717
Zoetis, Inc.	55,658	4,023,517
Zogenix, Inc. (A)	4,802	186,558
		290,300,978
		764,655,977
Industrials – 9.1%
Aerospace and defense – 1.1%
AAR Corp.	5,618	233,596
Aerojet Rocketdyne Holdings, Inc. (A)	12,359	389,185
Aerovironment, Inc. (A)	3,764	171,563
Airbus SE	99,625	10,367,091
Arconic, Inc.	33,424	822,565
Aselsan Elektronik Sanayi ve Ticaret AS	19,866	168,951

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Astronics Corp. (A)	3,956	$164,134
AviChina Industry & Technology
Company, Ltd., H Shares	377,000	197,748
Axon Enterprise, Inc. (A)(C)	9,368	233,076
BAE Systems PLC	421,939	3,142,112
Bombardier, Inc., Class B (A)	357,199	830,599
CAE, Inc.	52,509	927,144
Cobham PLC (A)	315,573	542,705
Cubic Corp.	4,494	278,403
Curtiss-Wright Corp.	16,743	2,079,481
Dassault Aviation SA	396	607,878
Ducommun, Inc. (A)	2,057	57,534
Elbit Systems, Ltd.	1,746	242,452
Embraer SA	90,708	433,984
Engility Holdings, Inc. (A)	3,343	97,582
Esterline Technologies Corp. (A)	10,007	708,996
General Dynamics Corp.	21,502	4,454,354
Hanwha Techwin Company, Ltd. (A)	5,200	169,056
Huntington Ingalls Industries, Inc.	9,231	2,230,856
KLX, Inc. (A)	19,691	1,104,862
Korea Aerospace Industries, Ltd.	10,078	464,742
Kratos Defense & Security
Solutions, Inc. (A)	12,996	135,548
L3 Technologies, Inc.	6,459	1,282,693
Leonardo SpA	58,522	699,630
Lockheed Martin Corp.	19,369	6,181,035
Maxar Technologies Ltd.	3,441	216,473
Meggitt PLC	97,318	637,893
Mercury Systems, Inc. (A)	8,363	436,465
Moog, Inc., Class A (A)	5,618	472,530
National Presto Industries, Inc. (C)	870	90,219
Northrop Grumman Corp.	13,596	4,179,410
Orbital ATK, Inc.	11,711	1,545,149
Raytheon Company	22,614	4,322,666
Rockwell Collins, Inc.	12,567	1,662,740
Rolls-Royce Holdings PLC (A)	218,068	2,529,081
Safran SA	53,691	5,721,236
Singapore Technologies
Engineering, Ltd.	380,000	922,196
Sparton Corp. (A)	1,924	44,637
Teledyne Technologies, Inc. (A)	7,183	1,337,762
Thales SA	17,895	1,808,594
The Boeing Company	42,509	11,766,491
The KeyW Holding Corp. (A)(C)	9,587	52,633
TransDigm Group, Inc.	3,860	1,095,429
Triumph Group, Inc.	8,739	270,035
United Technologies Corp.	57,149	6,940,746
Vectrus, Inc. (A)	2,034	65,556
Wesco Aircraft Holdings, Inc. (A)	10,519	77,841
Zodiac Aerospace	34,518	1,014,624
		86,629,961
Air freight and logistics – 0.5%
Air Transport Services Group, Inc. (A)	10,576	256,468
Atlas Air Worldwide Holdings, Inc. (A)	4,150	239,663
Bollore SA	149,506	793,642
C.H. Robinson Worldwide, Inc.	22,901	1,984,372
Deutsche Post AG	176,034	8,379,324
Echo Global Logistics, Inc. (A)	5,110	137,970
Expeditors International of
Washington, Inc.	29,564	1,915,156
FedEx Corp.	40,276	9,322,283
Forward Air Corp.	5,347	304,244
Hub Group, Inc., Class A (A)	5,886	281,351
Hyundai Glovis Company, Ltd.	2,777	374,131
Radiant Logistics, Inc. (A)	7,423	35,705
Royal Mail PLC	112,186	671,124
United Parcel Service, Inc., Class B	112,336	13,643,207
Yamato Holdings Company, Ltd.	54,700	1,114,567
		39,453,207
Airlines – 0.4%
Air China, Ltd., H Shares	311,466	335,091
AirAsia BHD	228,846	175,813
Alaska Air Group, Inc.	20,195	1,396,888
Allegiant Travel Company	2,222	337,744
American Airlines Group, Inc.	70,774	3,573,379
ANA Holdings, Inc.	18,100	724,175
China Airlines, Ltd. (A)	411,000	158,521
China Southern Airlines Company, Ltd.,
H Shares	320,400	287,318
Delta Air Lines, Inc.	108,732	5,754,097
Deutsche Lufthansa AG	42,752	1,471,030
easyJet PLC	21,335	406,267
Eva Airways Corp.	326,653	164,995
Hawaiian Holdings, Inc.	9,395	405,394
International Consolidated Airlines
Group SA (C)	36,665	302,636
Japan Airlines Company, Ltd.	18,300	671,374
JetBlue Airways Corp. (A)	66,863	1,435,549
Korean Air Lines Company, Ltd. (A)	7,250	209,889
Latam Airlines Group SA	176,339	2,207,221
Qantas Airways, Ltd.	41,204	177,760
Ryanair Holdings PLC, ADR (A)	4,043	493,003
Singapore Airlines, Ltd.	130,540	1,041,502
SkyWest, Inc.	9,084	472,822
Southwest Airlines Company	89,918	5,455,325
Turk Hava Yollari AO (A)	58,144	181,229
United Continental Holdings, Inc. (A)	42,257	2,675,713
		30,514,735
Building products – 0.4%
AAON, Inc.	7,446	271,407
Advanced Drainage Systems, Inc.	6,430	152,391
Allegion PLC	7,214	606,986
American Woodmark Corp. (A)	2,518	250,793
AO Smith Corp.	11,185	709,353
Apogee Enterprises, Inc.	5,131	256,704
Armstrong Flooring, Inc. (A)	4,542	79,576
Asahi Glass Company, Ltd.	31,284	1,309,908
Assa Abloy AB, B Shares	143,501	2,912,643
Builders FirstSource, Inc. (A)	17,458	356,143
Caesarstone, Ltd. (A)	4,150	103,335
Cie de Saint-Gobain	85,779	4,889,081
Continental Building Products, Inc. (A)	7,080	197,532
CSW Industrials, Inc. (A)	2,646	127,273
Daikin Industries, Ltd.	39,000	4,505,568
Fortune Brands Home & Security, Inc.	11,738	803,114
Geberit AG	4,349	1,893,236
Gibraltar Industries, Inc. (A)	5,784	190,294
Griffon Corp.	5,362	125,203
Insteel Industries, Inc.	3,468	95,543
JELD-WEN Holding, Inc. (A)	9,735	380,736
Johnson Controls International PLC	71,070	2,675,075
KCC Corp.	875	310,877
Lennox International, Inc.	7,718	1,618,773
LIXIL Group Corp.	41,600	1,098,289
Masco Corp.	24,373	1,045,845
Masonite International Corp. (A)	5,329	392,481
NCI Building Systems, Inc. (A)	7,284	121,643
Patrick Industries, Inc. (A)	2,906	294,087
PGT Innovations, Inc. (A)	9,006	147,248

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Ply Gem Holdings, Inc. (A)	4,197	$74,707
Quanex Building Products Corp.	6,354	139,153
Simpson Manufacturing Company, Inc.	7,246	434,543
TOTO, Ltd.	22,100	1,233,463
Trex Company, Inc. (A)	5,249	618,122
Universal Forest Products, Inc.	10,704	419,169
		30,840,294
Commercial services and supplies – 0.4%
ABM Industries, Inc.	9,860	422,008
ACCO Brands Corp. (A)	19,359	254,571
Advanced Disposal Services, Inc. (A)	7,757	180,971
Babcock International Group PLC	32,650	307,780
Brady Corp., Class A	8,242	322,262
Brambles, Ltd.	132,985	1,032,559
Casella Waste Systems, Inc., Class A (A)	7,224	154,016
CECO Environmental Corp.	6,287	34,013
China Everbright International, Ltd.	393,000	528,615
Cintas Corp.	3,912	615,905
Clean Harbors, Inc. (A)	10,573	569,462
Copart, Inc. (A)	40,737	1,758,209
Covanta Holding Corp.	20,687	314,442
Dai Nippon Printing Company, Ltd.	40,600	890,162
Deluxe Corp.	18,310	1,301,841
Edenred	37,731	1,078,609
Ennis, Inc.	4,860	102,789
Essendant, Inc.	7,199	67,743
G4S PLC	198,658	689,099
Healthcare Services Group, Inc.	12,654	657,122
Heritage-Crystal Clean, Inc. (A)	2,798	53,582
Herman Miller, Inc.	22,690	811,168
HNI Corp.	16,843	589,505
Hudson Technologies, Inc. (A)	6,975	40,037
InnerWorkings, Inc. (A)	8,798	95,458
Interface, Inc.	11,145	278,068
ISS A/S	24,339	919,592
KEPCO Plant Service & Engineering
Company, Ltd.	3,313	115,097
Kimball International, Inc., Class B	6,725	124,682
Knoll, Inc.	8,644	188,180
LSC Communications, Inc.	6,208	101,563
Matthews International Corp., Class A	5,567	315,371
McGrath RentCorp	4,195	200,521
Mobile Mini, Inc.	7,976	286,338
MSA Safety, Inc.	12,844	1,104,584
Multi-Color Corp.	2,444	186,966
Park24 Company, Ltd.	17,200	423,324
Pitney Bowes, Inc.	37,955	404,980
Quad/Graphics, Inc.	5,782	130,153
Republic Services, Inc.	10,325	670,506
Rollins, Inc.	19,500	903,825
RR Donnelley & Sons Company	13,032	122,370
S-1 Corp.	2,374	218,576
Secom Company, Ltd.	32,794	2,456,348
Securitas AB, B Shares	44,024	773,666
Societe BIC SA	4,673	542,185
Sohgo Security Services Company, Ltd.	11,200	623,176
SP Plus Corp. (A)	3,113	122,030
Steelcase, Inc., Class A	15,136	230,067
Stericycle, Inc. (A)	3,949	261,858
Team, Inc. (A)	5,514	75,818
Tetra Tech, Inc.	10,123	506,150
The Brink’s Company	18,409	1,488,368
Toppan Printing Company, Ltd.	82,000	765,757
UniFirst Corp.	2,663	435,401
US Ecology, Inc.	3,917	201,530
Viad Corp.	3,569	205,574
VSE Corp.	1,620	77,387
Waste Management, Inc.	17,773	1,461,829
		29,793,768
Construction and engineering – 0.5%
ACS Actividades de Construccion y
Servicios SA	14,025	541,961
AECOM (A)	31,859	1,194,713
Aegion Corp. (A)	6,022	166,388
Argan, Inc.	2,560	151,040
Boskalis Westminster	6,237	230,356
Bouygues SA	36,481	1,885,686
Chicago Bridge & Iron Company
NV (C)	18,159	296,355
China Communications
Construction Company, Ltd., H Shares	727,365	813,185
China Railway Construction Corp.,
H Shares	334,300	396,896
China Railway Group, Ltd., H Shares	641,000	480,482
China State Construction International
Holdings, Ltd.	316,000	411,327
CIMIC Group, Ltd.	8,504	330,822
Comfort Systems USA, Inc.	6,524	280,206
Daelim Industrial Company, Ltd.	4,161	316,866
Daewoo Engineering & Construction
Company, Ltd. (A)	19,584	101,211
Dycom Industries, Inc. (A)	11,676	1,253,652
Eiffage SA	12,346	1,353,362
EMCOR Group, Inc.	22,432	1,811,833
Ferrovial SA	28,800	634,458
Fluor Corp.	10,445	505,642
Gamuda BHD	241,300	288,824
Granite Construction, Inc.	15,166	1,006,567
Great Lakes Dredge & Dock Corp. (A)	11,658	58,290
GS Engineering & Construction
Corp. (A)	7,464	187,865
HC2 Holdings, Inc. (A)	8,625	47,093
HOCHTIEF AG	3,367	592,473
Hyundai Development Co-Engineering &
Construction	8,946	342,178
Hyundai Engineering & Construction
Company, Ltd.	11,624	375,632
IJM Corp. BHD	409,900	309,676
Jacobs Engineering Group, Inc.	9,097	597,036
JGC Corp.	32,400	565,323
Kajima Corp.	141,000	1,484,797
KBR, Inc.	53,419	1,001,606
Layne Christensen Company (A)	3,954	51,283
MasTec, Inc. (A)	11,801	529,275
MYR Group, Inc. (A)	3,070	109,169
Northwest Pipe Company (A)	2,137	38,958
NV5 Global, Inc. (A)	1,549	85,892
Obayashi Corp.	101,600	1,318,984
Primoris Services Corp.	7,083	198,253
Quanta Services, Inc. (A)	11,813	447,713
Shimizu Corp.	86,300	962,114
Sinopec Engineering Group
Company, Ltd., H Shares	188,000	156,699
Skanska AB, B Shares	48,327	1,061,518
SNC-Lavalin Group, Inc.	34,101	1,487,318
Sterling Construction Company, Inc. (A)	5,031	86,282
Taisei Corp.	32,300	1,701,257
Tutor Perini Corp. (A)	6,786	171,007
Valmont Industries, Inc.	4,593	793,670
Vinci SA	86,253	8,811,050

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
Waskita Karya Persero Tbk PT	627,100	$98,102
		38,122,345
Electrical equipment – 0.6%
ABB, Ltd.	239,245	6,142,531
Acuity Brands, Inc.	3,310	567,400
AMETEK, Inc.	17,654	1,283,269
Atkore International Group, Inc. (A)	5,973	127,105
AZZ, Inc.	4,663	224,290
Babcock & Wilcox
Enterprises, Inc. (A)(C)	9,819	46,149
Doosan Heavy Industries & Construction
Company, Ltd.	8,148	123,126
Eaton Corp. PLC	34,054	2,648,720
Emerson Electric Company	48,819	3,164,448
Encore Wire Corp.	3,737	174,144
Energous Corp. (A)(C)	3,816	31,825
EnerSys	16,569	1,144,752
Fuji Electric Company, Ltd.	88,000	623,982
Generac Holdings, Inc. (A)	10,952	538,510
General Cable Corp.	8,978	193,027
Hubbell, Inc.	11,121	1,398,911
Legrand SA	45,366	3,395,610
LSI Industries, Inc.	5,421	37,893
Mabuchi Motor Company, Ltd.	7,600	408,191
Mitsubishi Electric Corp.	302,218	5,021,179
Nidec Corp.	37,300	5,095,602
OSRAM Licht AG	18,012	1,545,816
Plug Power, Inc. (A)(C)	41,091	97,386
Powell Industries, Inc.	1,953	54,821
Preformed Line Products Company	661	55,187
Prysmian SpA	29,834	993,667
Regal Beloit Corp.	9,067	697,706
Rockwell Automation, Inc.	9,795	1,891,219
Schneider Electric SE (A)	95,100	8,172,927
Schneider Electric SE (London Stock
Exchange) (A)	1,474	127,369
Shanghai Electric Group Company, Ltd.,
H Shares (A)	499,136	196,201
Siemens Gamesa Renewable Energy SA	13,878	173,691
Sunrun, Inc. (A)(C)	15,391	86,190
Teco Electric & Machinery
Company, Ltd.	297,600	292,874
Thermon Group Holdings, Inc. (A)	6,132	142,630
TPI Composites, Inc. (A)	2,001	37,899
Vestas Wind Systems A/S	31,915	2,034,986
Vicor Corp. (A)	3,087	69,612
Zhuzhou CRRC Times Electric
Company, Ltd., H Shares	87,800	506,288
		49,567,133
Industrial conglomerates – 1.1%
3M Company	45,508	11,064,815
Aboitiz Equity Ventures, Inc.	248,840	346,251
Alfa SAB de CV, Class A	383,400	425,882
Alliance Global Group, Inc. (A)	559,700	174,222
Beijing Enterprises Holdings, Ltd.	79,614	460,265
Berli Jucker PCL	98,100	174,284
Carlisle Companies, Inc.	12,843	1,476,560
CITIC, Ltd.	953,033	1,350,169
CJ Corp.	2,140	386,353
CK Hutchison Holdings, Ltd.	424,472	5,356,251
DCC PLC	11,630	1,126,494
DMCI Holdings, Inc.	515,800	154,053
Far Eastern New Century Corp.	467,133	399,045
Fosun International, Ltd.	427,000	888,010
General Electric Company	660,757	12,085,246
Grupo Carso SAB de CV, Series A1	61,300	195,066
HAP Seng Consolidated BHD	87,700	207,124
Honeywell International, Inc.	58,356	9,101,202
Jardine Matheson Holdings, Ltd.	34,032	2,131,646
Jardine Strategic Holdings, Ltd.	34,800	1,447,553
JG Summit Holdings, Inc.	353,100	484,876
Keihan Holdings Company, Ltd.	15,000	445,402
Keppel Corp., Ltd.	358,331	2,037,998
KOC Holding AS	67,948	285,827
LG Corp.	13,120	1,100,921
Lotte Corp.	4,137	234,291
NWS Holdings, Ltd.	244,230	445,275
Raven Industries, Inc.	6,507	248,567
Roper Technologies, Inc.	7,794	2,082,635
Samsung C&T Corp.	10,457	1,276,109
Seibu Holdings, Inc.	29,400	532,695
Sembcorp Industries, Ltd.	239,500	543,425
Shanghai Industrial Holdings, Ltd.	85,070	240,974
Siemens AG	138,378	18,810,665
Sime Darby BHD	338,900	194,900
SK Holdings Company, Ltd.	4,371	1,177,278
SM Investments Corp.	29,845	575,207
Smiths Group PLC	52,745	1,057,935
The Bidvest Group, Ltd.	11,818	165,436
Toshiba Corp. (A)(C)	630,000	1,552,923
Turkiye Sise ve Cam Fabrikalari AS	76,150	81,402
		82,525,232
Machinery – 1.7%
Actuant Corp., Class A	10,684	282,058
AGCO Corp.	13,406	948,877
Alamo Group, Inc.	1,684	198,628
Albany International Corp., Class A	5,124	331,523
Alfa Laval AB	41,922	992,119
Alstom SA	26,414	1,089,304
Altra Industrial Motion Corp.	5,083	247,034
Amada Company, Ltd.	53,200	711,275
American Railcar Industries, Inc. (C)	1,387	56,201
ANDRITZ AG	11,384	636,809
Astec Industries, Inc.	3,834	212,289
Atlas Copco AB, A Shares	96,038	4,128,707
Atlas Copco AB, B Shares	56,382	2,169,396
Barnes Group, Inc.	8,852	586,622
Briggs & Stratton Corp.	7,419	184,733
Caterpillar, Inc.	45,068	6,361,348
Chart Industries, Inc. (A)	5,515	268,470
China Conch Venture Holdings, Ltd.	254,900	562,826
CIRCOR International, Inc.	2,982	144,448
CNH Industrial NV	149,487	1,941,053
Columbus McKinnon Corp.	3,985	159,161
Commercial Vehicle Group, Inc. (A)	5,299	59,031
Crane Company	10,299	879,226
CRRC Corp., Ltd., H Shares	670,000	612,894
Cummins, Inc.	12,048	2,016,835
Deere & Company	24,384	3,654,186
DMC Global, Inc.	2,937	59,181
Donaldson Company, Inc.	26,649	1,329,785
Doosan Bobcat, Inc.	5,500	180,813
Douglas Dynamics, Inc.	4,027	164,100
Dover Corp.	11,870	1,159,818
Energy Recovery, Inc. (A)(C)	7,066	79,351
EnPro Industries, Inc.	3,774	325,960
ESCO Technologies, Inc.	4,479	292,703
FANUC Corp.	30,300	7,578,146
Federal Signal Corp.	10,612	228,158

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Flowserve Corp.	9,622	$409,705
Fortive Corp.	23,330	1,741,585
Franklin Electric Company, Inc.	8,249	381,929
FreightCar America, Inc.	2,628	44,072
GEA Group AG	32,948	1,593,405
Global Brass & Copper Holdings, Inc.	3,971	137,397
Graco, Inc.	11,384	1,498,021
Graham Corp.	2,254	44,719
Haitian International Holdings, Ltd.	108,000	316,865
Hardinge, Inc.	2,526	43,094
Harsco Corp. (A)	14,471	261,202
Hillenbrand, Inc.	11,131	507,017
Hino Motors, Ltd.	40,400	499,017
Hitachi Construction Machinery
Company, Ltd.	16,800	559,417
Hiwin Technologies Corp.	33,005	366,156
Hoshizaki Corp.	8,500	810,243
Hurco Companies, Inc.	1,261	56,241
Hyster-Yale Materials Handling, Inc.	1,848	156,766
Hyundai Heavy Industries
Company, Ltd. (A)	4,155	568,855
IDEX Corp.	15,537	2,106,351
IHI Corp.	24,200	754,967
Illinois Tool Works, Inc.	23,626	3,998,701
IMI PLC	34,554	586,922
Ingersoll-Rand PLC	19,388	1,698,777
ITT, Inc.	17,891	969,692
John Bean Technologies Corp.	5,576	667,726
JTEKT Corp.	34,900	604,285
Kadant, Inc.	1,928	197,234
Kawasaki Heavy Industries, Ltd.	23,500	784,153
Kennametal, Inc.	30,635	1,428,204
KION Group AG	12,816	1,044,892
Komatsu, Ltd.	144,400	4,526,171
Kone OYJ, Class B	48,062	2,472,002
Kubota Corp.	165,000	3,140,843
Kurita Water Industries, Ltd.	15,489	487,058
LB Foster Company, Class A (A)	1,874	43,289
Lincoln Electric Holdings, Inc.	12,595	1,147,908
Lindsay Corp. (C)	1,850	173,586
Lydall, Inc. (A)	3,003	165,315
Makita Corp.	35,000	1,451,078
MAN SE	5,900	663,001
Meritor, Inc. (A)	14,912	372,502
Metso OYJ	15,596	549,869
Milacron Holdings Corp. (A)	9,717	171,311
Miller Industries, Inc.	2,343	65,370
MINEBEA MITSUMI, Inc.	60,100	1,198,657
Mitsubishi Heavy Industries, Ltd.	50,140	1,865,250
Mueller Industries, Inc.	10,251	373,136
Mueller Water Products, Inc., Class A	27,420	342,476
Nabtesco Corp.	17,600	692,102
Navistar International Corp. (A)	8,970	365,169
NGK Insulators, Ltd.	41,000	787,326
NN, Inc.	4,894	136,787
Nordson Corp.	10,321	1,324,804
NSK, Ltd.	60,300	919,890
Omega Flex, Inc.	558	36,036
Oshkosh Corp.	15,212	1,369,688
PACCAR, Inc.	27,177	1,911,358
Parker-Hannifin Corp.	10,383	1,946,709
Park-Ohio Holdings Corp.	1,713	79,655
Pentair PLC	12,842	913,837
Proto Labs, Inc. (A)	4,402	423,472
RBC Bearings, Inc. (A)	4,122	550,081
REV Group, Inc.	2,413	65,899
Rexnord Corp. (A)	18,503	461,095
Samsung Heavy Industries
Company, Ltd. (A)	35,402	391,495
Sandvik AB	162,138	2,787,366
Schindler Holding AG	2,390	532,528
Schindler Holding AG,
Participation Certificates	4,784	1,083,472
SKF AB, B Shares	53,880	1,219,888
SMC Corp.	8,996	3,663,769
Snap-on, Inc.	4,399	745,323
Spartan Motors, Inc.	6,848	109,226
SPX Corp. (A)	7,610	242,683
SPX FLOW, Inc. (A)	7,459	333,939
Standex International Corp.	2,214	236,898
Stanley Black & Decker, Inc.	11,699	1,984,501
Sumitomo Heavy Industries, Ltd.	18,300	752,970
Sun Hydraulics Corp.	4,229	256,531
Tennant Company	3,184	209,507
Terex Corp.	16,242	759,476
The Gorman-Rupp Company	3,247	106,924
The Greenbrier Companies, Inc. (C)	4,803	240,150
The Manitowoc Company, Inc. (A)	5,823	233,978
The Timken Company	13,927	694,957
The Toro Company	21,939	1,431,520
The Weir Group PLC	29,210	776,137
THK Company, Ltd.	18,800	695,358
Titan International, Inc.	9,343	111,836
TriMas Corp. (A)	8,158	211,292
Trinity Industries, Inc.	30,766	1,096,808
Twin Disc, Inc. (A)	2,057	57,802
Volvo AB, B Shares	223,465	4,259,262
Wabash National Corp. (C)	10,390	209,359
Wabtec Corp. (C)	17,367	1,335,522
Wartsila OYJ ABP	21,191	1,401,590
Watts Water Technologies, Inc., Class A	4,893	364,039
WEG SA	71,860	501,871
Weichai Power Company, Ltd., H Shares	331,680	370,937
Woodward, Inc.	20,595	1,593,023
Xylem, Inc.	13,720	951,345
Yangzijiang Shipbuilding Holdings, Ltd.	569,300	665,556
		129,482,246
Marine – 0.1%
A.P. Moller - Maersk A/S, Series A	541	929,020
A.P. Moller - Maersk A/S, Series B	989	1,783,108
Costamare, Inc.	9,361	53,826
Eagle Bulk Shipping, Inc. (A)	7,916	34,593
Evergreen Marine Corp Taiwan, Ltd. (A)	276,760	156,291
Kirby Corp. (A)	10,924	735,185
Kuehne + Nagel International AG	6,370	1,119,842
Matson, Inc.	7,810	227,818
MISC BHD	205,400	355,306
Mitsui OSK Lines, Ltd.	17,900	579,930
Nippon Yusen KK (A)	25,300	594,490
Pan Ocean Company, Ltd. (A)	33,703	171,023
Safe Bulkers, Inc. (A)(C)	10,352	32,816
Scorpio Bulkers, Inc.	11,148	80,266
		6,853,514
Professional services – 0.4%
Acacia Research Corp. (A)	10,520	44,184
Adecco Group AG	19,563	1,480,982
Barrett Business Services, Inc.	1,351	89,652
Bureau Veritas SA	44,298	1,173,571
Capita PLC	84,078	530,820

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
CBIZ, Inc. (A)	9,145	$134,889
CRA International, Inc.	1,617	73,088
Equifax, Inc.	5,432	619,900
Experian PLC	123,560	2,570,945
Exponent, Inc.	4,579	345,715
Forrester Research, Inc.	1,868	86,769
Franklin Covey Company (A)	2,282	45,868
FTI Consulting, Inc. (A)	6,982	300,296
GP Strategies Corp. (A)	2,344	53,912
Heidrick & Struggles International, Inc.	3,555	88,875
Huron Consulting Group, Inc. (A)	4,094	167,445
ICF International, Inc. (A)	3,213	173,663
IHS Markit, Ltd. (A)	16,412	732,303
Insperity, Inc.	3,224	380,110
Intertek Group PLC	21,478	1,519,840
Kelly Services, Inc., Class A	5,411	157,731
Kforce, Inc.	4,388	114,088
Korn/Ferry International	9,101	398,988
ManpowerGroup, Inc.	13,566	1,748,657
Mistras Group, Inc. (A)	3,452	79,223
Navigant Consulting, Inc. (A)	8,514	163,384
Nielsen Holdings PLC	15,140	555,941
On Assignment, Inc. (A)	9,046	578,582
Randstad Holding NV	8,159	501,854
Recruit Holdings Company, Ltd.	172,400	4,062,187
RELX NV	66,167	1,513,074
RELX PLC	141,559	3,307,383
Resources Connection, Inc.	5,619	90,185
Robert Half International, Inc.	5,760	328,550
RPX Corp.	8,326	109,820
SEEK, Ltd.	28,625	403,117
SGS SA	647	1,602,242
The Dun & Bradstreet Corp.	7,513	924,925
TriNet Group, Inc. (A)	7,416	331,940
TrueBlue, Inc. (A)	7,459	212,209
Verisk Analytics, Inc. (A)	7,046	679,375
WageWorks, Inc. (A)	7,085	454,503
Willdan Group, Inc. (A)	1,428	36,186
Wolters Kluwer NV	20,679	1,070,728
		30,037,699
Road and rail – 1.1%
ArcBest Corp.	4,684	177,289
Aurizon Holdings, Ltd.	168,299	677,139
Avis Budget Group, Inc. (A)	28,163	1,073,010
BTS Group Holdings PCL	419,400	105,930
Canadian National Railway Company	138,955	10,846,923
Canadian Pacific Railway, Ltd.	27,086	4,740,549
Central Japan Railway Company	22,588	4,187,003
CJ Logistics Corp. (A)	1,161	162,812
ComfortDelGro Corp., Ltd.	528,500	786,455
Covenant Transportation Group, Inc.,
Class A (A)	2,404	72,024
CSX Corp.	149,058	8,309,984
Daseke, Inc. (A)	4,201	53,311
DSV A/S	28,095	2,163,670
East Japan Railway Company	51,800	5,019,131
Genesee & Wyoming, Inc., Class A (A)	12,508	985,881
Hankyu Hanshin Holdings, Inc.	37,800	1,467,638
Heartland Express, Inc.	8,393	191,696
Hertz Global Holdings, Inc. (A)(C)	9,884	187,302
J.B. Hunt Transport Services, Inc.	13,967	1,552,292
Kansas City Southern	17,203	1,929,144
Keikyu Corp.	36,700	710,572
Keio Corp.	18,120	801,697
Keisei Electric Railway Company, Ltd.	21,535	691,590
Kintetsu Group Holdings Company, Ltd.	28,300	1,110,724
Knight-Swift Transportation
Holdings, Inc.	48,093	2,052,609
Kyushu Railway Company	25,000	774,122
Landstar System, Inc.	8,523	879,574
Localiza Rent a Car SA	70,596	431,227
Marten Transport, Ltd.	7,363	148,364
MTR Corp., Ltd.	232,368	1,369,942
Nagoya Railroad Company, Ltd.	28,800	703,105
Nippon Express Company, Ltd.	12,480	795,291
Norfolk Southern Corp.	47,022	6,518,660
Odakyu Electric Railway Company, Ltd.	46,100	981,326
Old Dominion Freight Line, Inc.	13,901	1,796,565
Roadrunner Transportation
Systems, Inc. (A)	6,032	51,634
Rumo SA (A)	142,600	566,706
Ryder System, Inc.	10,771	888,392
Saia, Inc. (A)	4,533	298,271
Schneider National, Inc., Class B	5,815	152,527
Tobu Railway Company, Ltd.	30,300	966,900
Tokyu Corp.	83,093	1,329,147
Union Pacific Corp.	130,595	16,520,268
Universal Logistics Holdings, Inc.	1,878	43,851
Werner Enterprises, Inc.	17,531	669,684
West Japan Railway Company	25,800	1,899,380
YRC Worldwide, Inc. (A)	6,304	77,665
		87,918,976
Trading companies and distributors – 0.6%
AerCap Holdings NV (A)	9,900	514,503
Aircastle, Ltd.	8,291	203,130
AKR Corporindo Tbk PT	223,500	105,123
Applied Industrial Technologies, Inc.	6,800	434,860
Ashtead Group PLC	66,416	1,706,627
Beacon Roofing Supply, Inc. (A)	10,819	693,282
BMC Stock Holdings, Inc. (A)	11,733	271,032
Brenntag AG	27,676	1,724,350
Bunzl PLC	43,725	1,251,177
CAI International, Inc. (A)	2,816	96,448
DXP Enterprises, Inc. (A)	3,026	84,123
Fastenal Company	22,262	1,166,306
Ferguson PLC	33,311	2,402,029
Finning International, Inc.	32,253	772,732
Foundation Building Materials, Inc. (A)	2,965	45,098
GATX Corp. (C)	14,631	923,948
GMS, Inc. (A)	4,928	183,864
H&E Equipment Services, Inc.	5,732	213,173
Herc Holdings, Inc. (A)	4,375	258,913
Huttig Building Products, Inc. (A)(C)	5,178	35,314
ITOCHU Corp.	234,037	4,068,412
Kaman Corp.	4,704	280,641
Marubeni Corp.	258,200	1,723,560
MISUMI Group, Inc.	43,100	1,263,422
Mitsubishi Corp.	236,200	5,940,586
Mitsui & Company, Ltd.	266,900	4,070,916
MRC Global, Inc. (A)	16,124	253,308
MSC Industrial Direct Company, Inc.,
Class A	9,169	825,852
Nexeo Solutions, Inc. (A)	5,358	42,489
NOW, Inc. (A)	41,236	425,556
Posco Daewoo Corp.	5,484	93,943
Rexel SA	53,016	976,833
Rush Enterprises, Inc., Class A (A)	4,898	238,582
Rush Enterprises, Inc., Class B (A)	1,404	64,570
SiteOne Landscape Supply, Inc. (A)	6,048	452,269
SK Networks Company, Ltd.	20,005	119,074

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Sumitomo Corp.	185,755	$2,897,460
Textainer Group Holdings, Ltd. (A)	4,890	112,226
Titan Machinery, Inc. (A)	3,695	70,205
Toyota Tsusho Corp.	33,193	1,255,363
Travis Perkins PLC	32,695	711,013
Triton International, Ltd. (A)	7,781	307,894
United Rentals, Inc. (A)	6,481	1,033,590
Veritiv Corp. (A)	2,158	58,806
W.W. Grainger, Inc.	4,068	900,289
Watsco, Inc.	6,176	1,034,480
		42,307,371
Transportation infrastructure – 0.2%
Abertis Infraestructuras SA	40,358	900,418
Aena SME SA (B)	3,929	781,174
Aeroports de Paris	5,062	965,139
Airports of Thailand PCL	345,000	658,456
Atlantia SpA	66,065	2,196,152
Auckland International Airport, Ltd.	138,076	603,361
Bangkok Expressway & Metro PCL	589,700	143,519
Beijing Capital International Airport
Company, Ltd., H Shares	254,611	377,063
CCR SA	159,815	772,171
China Merchants Port Holdings
Company, Ltd.	212,031	549,910
COSCO SHIPPING Ports, Ltd.	279,508	281,964
Fraport AG Frankfurt Airport
Services Worldwide	7,359	733,614
Groupe Eurotunnel SE	77,924	1,035,936
Grupo Aeroportuario del Pacifico SAB
de CV, B Shares	47,700	475,358
Grupo Aeroportuario del Sureste SAB de
CV, B Shares	25,855	462,154
Hutchison Port Holdings Trust	1,250,800	533,038
International Container Terminal
Services, Inc.	67,890	144,154
Japan Airport Terminal Company, Ltd.	7,300	273,658
Jasa Marga Persero Tbk PT	280,254	132,251
Jiangsu Expressway Company, Ltd.,
H Shares	206,855	284,030
Kamigumi Company, Ltd.	18,200	401,432
Malaysia Airports Holdings BHD	122,822	248,310
Promotora y Operadora de
Infraestructura SAB de CV	29,195	295,316
SATS, Ltd.	156,600	615,127
Sydney Airport	94,586	531,991
Taiwan High Speed Rail Corp.	264,632	212,089
TAV Havalimanlari Holding AS	16,109	80,093
Transurban Group	174,038	1,656,017
Westports Holdings BHD	141,500	118,941
Zhejiang Expressway Company, Ltd.,
H Shares	244,282	293,635
		16,756,471
		700,802,952
Information technology – 19.7%
Communications equipment – 0.8%
Acacia Communications, Inc. (A)(C)	3,332	128,882
ADTRAN, Inc.	8,613	198,960
Applied Optoelectronics, Inc. (A)(C)	3,289	143,598
ARRIS International PLC (A)	35,885	1,075,473
CalAmp Corp. (A)	6,314	144,275
Calix, Inc. (A)	9,031	59,605
Ciena Corp. (A)	53,910	1,172,543
Cisco Systems, Inc.	1,005,697	37,512,498
Clearfield, Inc. (A)(C)	2,598	37,931
Comtech Telecommunications Corp.	4,306	93,311
Digi International, Inc. (A)	5,613	57,533
EMCORE Corp. (A)	5,490	42,822
Extreme Networks, Inc. (A)	19,536	251,038
F5 Networks, Inc. (A)	12,717	1,706,621
Finisar Corp. (A)	20,288	405,963
Harmonic, Inc. (A)	16,094	67,595
Harris Corp.	24,475	3,536,638
Infinera Corp. (A)	26,323	190,579
InterDigital, Inc.	13,206	1,004,977
Juniper Networks, Inc.	75,956	2,108,539
KVH Industries, Inc. (A)	3,373	36,428
Lumentum Holdings, Inc. (A)	10,859	586,929
Motorola Solutions, Inc.	32,775	3,084,455
NETGEAR, Inc. (A)	5,801	298,752
NetScout Systems, Inc. (A)	33,640	1,044,522
Nokia OYJ	835,257	4,179,622
Oclaro, Inc. (A)(C)	29,632	210,980
Plantronics, Inc.	12,787	669,016
Quantenna Communications, Inc. (A)	4,068	49,752
Ribbon Communications, Inc. (A)(C)	9,374	72,836
Telefonaktiebolaget LM Ericsson,
B Shares	439,257	2,765,443
Ubiquiti Networks, Inc. (A)(C)	4,097	273,803
ViaSat, Inc. (A)(C)	20,435	1,517,094
Viavi Solutions, Inc. (A)	40,830	382,577
ZTE Corp., H Shares (A)	123,515	431,290
		65,542,880
Electronic equipment, instruments and components – 1.4%
AAC Technologies Holdings, Inc.	122,000	2,451,533
Alps Electric Company, Ltd.	31,000	996,242
Amphenol Corp., Class A	61,441	5,565,940
Anixter International, Inc. (A)	5,134	367,081
Arrow Electronics, Inc. (A)	17,943	1,448,538
AU Optronics Corp.	1,294,851	549,930
Avnet, Inc.	25,018	1,035,995
AVX Corp.	7,984	144,830
Badger Meter, Inc.	4,914	228,010
Bel Fuse, Inc., Class B	2,079	55,821
Belden, Inc.	16,068	1,360,799
Benchmark Electronics, Inc. (A)	8,774	267,607
Cognex Corp.	17,599	2,438,693
Coherent, Inc. (A)	5,007	1,461,844
Control4 Corp. (A)	4,387	145,824
Corning, Inc.	181,668	5,884,227
CTS Corp.	5,766	157,124
Daktronics, Inc.	6,960	66,677
Delta Electronics Thailand PCL	40,600	104,908
Delta Electronics, Inc.	301,898	1,381,611
Electro Scientific Industries, Inc. (A)	6,102	146,021
ePlus, Inc. (A)	2,349	190,739
Fabrinet (A)	6,423	204,958
FARO Technologies, Inc. (A)	3,063	160,195
Fitbit, Inc., Class A (A)(C)	31,711	217,537
FLIR Systems, Inc.	27,873	1,298,324
General Interface Solution Holding, Ltd.	30,000	239,210
Hamamatsu Photonics KK	22,300	769,618
Hexagon AB, B Shares	36,970	1,817,975
Hirose Electric Company, Ltd.	5,000	747,783
Hitachi High-Technologies Corp.	10,800	450,206
Hitachi, Ltd.	756,000	5,664,465
Hon Hai Precision Industry
Company, Ltd.	2,420,216	8,124,410
II-VI, Inc. (A)	10,776	510,782
Ingenico Group SA	9,742	1,020,688

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and
components (continued)
Innolux Corp.	1,365,300	$600,323
Insight Enterprises, Inc. (A)	6,381	248,859
IPG Photonics Corp. (A)	7,660	1,753,987
Itron, Inc. (A)	6,082	391,985
Jabil, Inc.	36,439	1,051,265
KCE Electronics PCL	19,600	49,592
KEMET Corp. (A)	8,402	129,559
Keyence Corp.	15,203	8,846,446
Keysight Technologies, Inc. (A)	37,684	1,639,254
Kimball Electronics, Inc. (A)	4,670	97,370
Knowles Corp. (A)	33,865	534,728
Kyocera Corp.	50,200	3,547,575
Largan Precision Company, Ltd.	16,590	2,865,627
LG Display Company, Ltd.	31,910	911,761
LG Innotek Company, Ltd.	2,128	318,137
Littelfuse, Inc.	8,603	1,745,549
Maxwell Technologies, Inc. (A)(C)	7,401	41,150
Mesa Laboratories, Inc.	601	80,883
Methode Electronics, Inc.	6,356	299,368
MicroVision, Inc. (A)(C)	16,278	27,510
MTS Systems Corp.	3,014	168,483
Murata Manufacturing Company, Ltd.	29,899	4,071,861
National Instruments Corp.	21,752	956,000
Nippon Electric Glass Company, Ltd.	13,200	515,384
Novanta, Inc. (A)	5,690	273,689
Omron Corp.	30,067	1,782,032
OSI Systems, Inc. (A)	3,093	268,039
Park Electrochemical Corp.	3,722	71,090
PC Connection, Inc.	2,100	57,561
Plexus Corp. (A)	5,952	372,060
Rogers Corp. (A)	3,190	513,909
Samsung Electro-Mechanics
Company, Ltd.	7,596	703,831
Samsung SDI Company, Ltd.	7,600	1,489,388
Sanmina Corp. (A)	13,268	451,112
ScanSource, Inc. (A)	4,421	159,156
Shimadzu Corp.	39,400	943,331
Sunny Optical Technology Group
Company, Ltd.	118,850	1,998,617
SYNNEX Corp.	11,057	1,505,963
Synnex Technology International Corp.	221,544	300,481
Systemax, Inc.	2,037	62,129
TDK Corp.	20,300	1,674,294
TE Connectivity, Ltd.	71,086	6,713,362
Tech Data Corp. (A)	13,258	1,282,049
Trimble, Inc. (A)	51,464	2,160,973
TTM Technologies, Inc. (A)	16,595	270,996
VeriFone Systems, Inc. (A)	42,610	738,857
Vishay Intertechnology, Inc.	50,868	1,114,009
Vishay Precision Group, Inc. (A)	2,066	57,228
WPG Holdings, Ltd.	246,000	335,165
Yaskawa Electric Corp.	39,600	1,765,544
Yokogawa Electric Corp.	35,700	662,034
Zebra Technologies Corp., Class A (A)	10,796	1,191,015
Zhen Ding Technology Holding, Ltd.	68,817	169,378
		107,656,093
Internet software and services – 4.7%
2U, Inc. (A)	7,785	499,019
58.com, Inc., ADR (A)	15,100	1,083,274
Actua Corp. (A)	5,914	91,667
Akamai Technologies, Inc. (A)	37,049	2,066,593
Alarm.com Holdings, Inc. (A)	3,652	149,695
Alibaba Group Holding, Ltd., ADR (A)	188,156	33,318,664
Alphabet, Inc., Class A (A)	64,377	66,705,516
Alphabet, Inc., Class C (A)	65,182	66,577,547
ANGI Homeservices, Inc.,
Class A (A)(C)	7,541	87,325
Appfolio, Inc., Class A (A)	1,459	62,956
Apptio, Inc., Class A (A)	4,215	94,037
Auto Trader Group PLC (B)	126,952	577,207
Autohome, Inc., ADR (A)	8,400	465,108
Baidu, Inc., ADR (A)	45,300	10,807,674
Bazaarvoice, Inc. (A)	15,683	85,472
Benefitfocus, Inc. (A)(C)	2,932	79,457
Blucora, Inc. (A)	7,560	155,358
Box, Inc., Class A (A)	14,561	306,218
Brightcove, Inc. (A)	7,180	53,132
Carbonite, Inc. (A)	4,513	108,538
Care.com, Inc. (A)	2,590	49,132
Cars.com, Inc. (A)(C)	27,342	662,770
ChannelAdvisor Corp. (A)	5,033	43,284
Cimpress NV (A)(C)	4,444	541,279
Cloudera, Inc. (A)	2,746	43,469
CommerceHub, Inc., Series A (A)	2,787	63,711
CommerceHub, Inc., Series C (A)	4,915	105,476
Cornerstone OnDemand, Inc. (A)	9,293	343,562
Coupa Software, Inc. (A)	5,619	199,081
DeNA Company, Ltd.	16,500	374,664
eBay, Inc. (A)	214,999	7,454,015
Endurance International Group
Holdings, Inc. (A)	10,862	101,560
Envestnet, Inc. (A)	7,697	378,308
Etsy, Inc. (A)	20,662	340,097
Facebook, Inc., Class A (A)	511,896	90,697,733
Five9, Inc. (A)	9,298	227,894
Gogo, Inc. (A)(C)	10,523	115,858
GrubHub, Inc. (A)(C)	15,280	1,032,317
GTT Communications, Inc. (A)	5,601	226,560
Hortonworks, Inc. (A)	9,189	174,683
Instructure, Inc. (A)	3,929	136,533
Internap Corp. (A)	3,735	66,520
j2 Global, Inc.	18,050	1,362,053
Kakaku.com, Inc.	21,900	347,444
Kakao Corp.	4,581	578,105
Limelight Networks, Inc. (A)	14,599	70,951
Liquidity Services, Inc. (A)	5,568	32,016
LivePerson, Inc. (A)	9,801	108,791
LogMeIn, Inc.	10,710	1,274,490
MINDBODY, Inc., Class A (A)	7,509	244,793
Mixi, Inc.	6,900	321,402
Momo, Inc., ADR (A)	17,500	420,000
MuleSoft, Inc., Class A (A)	4,506	103,413
NAVER Corp.	3,855	2,848,723
NetEase, Inc., ADR	13,004	4,274,545
New Relic, Inc. (A)	5,405	304,193
NIC, Inc.	11,514	191,132
Nutanix, Inc., Class A (A)	10,235	335,708
Okta, Inc. (A)	2,574	75,187
Q2 Holdings, Inc. (A)	5,642	236,118
QuinStreet, Inc. (A)	7,276	77,780
Quotient Technology, Inc. (A)	13,092	155,795
REA Group, Ltd.	4,480	268,990
Reis, Inc.	1,945	42,207
Shopify, Inc., Class A (A)	15,143	1,586,426
Shutterstock, Inc. (A)(C)	3,358	142,681
SINA Corp. (A)	9,400	919,038
SPS Commerce, Inc. (A)	2,996	151,178
Stamps.com, Inc. (A)	2,814	473,878
TechTarget, Inc. (A)	4,061	56,813

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
Tencent Holdings, Ltd.	939,412	$48,098,956
The Meet Group, Inc. (A)	12,287	31,209
The Trade Desk, Inc., Class A (A)(C)	4,209	206,830
TrueCar, Inc. (A)	12,458	151,863
Tucows, Inc., Class A (A)(C)	1,664	105,498
Twilio, Inc., Class A (A)(C)	11,149	297,232
United Internet AG	22,034	1,487,110
VeriSign, Inc. (A)(C)	18,544	2,134,414
Web.com Group, Inc. (A)	6,819	156,837
Weibo Corp., ADR (A)	7,700	835,912
XO Group, Inc. (A)	4,560	88,145
Yahoo Japan Corp.	222,707	1,022,496
Yelp, Inc. (A)	13,834	616,305
Yext, Inc. (A)(C)	2,541	36,362
YY, Inc., ADR (A)	7,100	732,649
		359,758,631
IT services – 2.8%
Accenture PLC, Class A	118,634	17,559,018
Acxiom Corp. (A)	30,391	828,155
Alliance Data Systems Corp.	9,278	2,219,947
Amadeus IT Group SA	25,546	1,842,197
Atos SE	16,178	2,389,695
Automatic Data Processing, Inc.	85,307	9,764,239
Blackhawk Network Holdings, Inc. (A)	9,717	357,100
Broadridge Financial Solutions, Inc.	23,678	2,137,176
CACI International, Inc., Class A (A)	4,334	571,871
Capgemini SE	27,514	3,168,889
Cardtronics PLC, Class A (A)	8,179	153,193
Cass Information Systems, Inc.	2,011	136,969
CGI Group, Inc., Class A (A)	40,104	2,116,561
Cielo SA	161,324	1,127,835
Cognizant Technology Solutions Corp.,
Class A	113,416	8,197,708
Computershare, Ltd.	39,928	501,332
Convergys Corp.	35,636	879,496
CoreLogic, Inc. (A)	17,207	750,397
CSG Systems International, Inc.	6,029	276,671
CSRA, Inc.	31,220	903,195
DST Systems, Inc.	12,301	769,797
DXC Technology Company	54,621	5,251,263
EPAM Systems, Inc. (A)	8,722	884,760
Everi Holdings, Inc. (A)	11,867	96,716
EVERTEC, Inc.	10,732	149,175
ExlService Holdings, Inc. (A)	5,839	358,398
Fidelity National Information
Services, Inc.	63,804	6,018,631
Fiserv, Inc. (A)	40,439	5,315,707
Fujitsu, Ltd.	308,000	2,307,630
Gartner, Inc. (A)	17,265	2,087,166
Global Payments, Inc.	29,411	2,957,570
IBM Corp.	166,325	25,609,060
Jack Henry & Associates, Inc.	15,742	1,815,367
Leidos Holdings, Inc.	28,895	1,836,855
ManTech International Corp., Class A	4,550	231,959
Mastercard, Inc., Class A	179,210	26,965,729
MAXIMUS, Inc.	24,567	1,697,088
MoneyGram International, Inc. (A)	5,398	76,868
Nomura Research Institute, Ltd.	20,600	935,981
NTT Data Corp.	98,700	1,164,378
Obic Company, Ltd.	10,100	701,816
Otsuka Corp.	8,200	613,703
Paychex, Inc.	61,454	4,136,469
PayPal Holdings, Inc. (A)	216,978	16,431,744
Perficient, Inc. (A)	6,352	122,975
Planet Payment, Inc. (A)	8,657	38,957
Presidio, Inc. (A)	3,525	54,426
Sabre Corp.	42,402	844,224
Samsung SDS Company, Ltd.	4,767	830,211
Science Applications International Corp.	16,651	1,235,504
ServiceSource International, Inc. (A)	15,893	45,613
Sykes Enterprises, Inc. (A)	7,124	226,686
Syntel, Inc. (A)	6,132	157,041
TeleTech Holdings, Inc.	2,462	99,711
Teradata Corp. (A)(C)	25,616	973,664
The Hackett Group, Inc.	4,581	74,808
The Western Union Company	88,330	1,739,218
Total System Services, Inc.	31,940	2,375,058
Travelport Worldwide, Ltd.	21,915	293,442
TravelSky Technology, Ltd., H Shares	157,000	431,116
Unisys Corp. (A)(C)	9,593	74,346
Virtusa Corp. (A)	4,911	227,625
Visa, Inc., Class A	351,104	39,530,799
WEX, Inc. (A)	8,112	1,044,177
Worldpay Group PLC (B)	260,670	1,487,909
		216,202,984
Semiconductors and semiconductor equipment – 3.1%
Advanced Energy Industries, Inc. (A)	7,053	528,763
Advanced Micro Devices, Inc. (A)(C)	130,578	1,421,994
Advanced Semiconductor
Engineering, Inc.	1,018,844	1,323,494
Alpha & Omega Semiconductor, Ltd. (A)	3,557	62,639
Ambarella, Inc. (A)(C)	5,744	311,727
Amkor Technology, Inc. (A)	18,297	193,399
Analog Devices, Inc.	59,625	5,134,309
Applied Materials, Inc.	172,967	9,127,469
ASM Pacific Technology, Ltd.	41,700	602,289
ASML Holding NV	25,572	4,487,415
Axcelis Technologies, Inc. (A)	5,412	173,184
AXT, Inc. (A)	6,971	67,270
Broadcom, Ltd.	65,921	18,322,083
Brooks Automation, Inc.	12,271	305,425
Cabot Microelectronics Corp.	4,411	424,868
CEVA, Inc. (A)	3,867	183,683
Cirrus Logic, Inc. (A)	24,311	1,342,940
Cohu, Inc.	5,016	114,164
Cree, Inc. (A)	37,240	1,323,510
Cypress Semiconductor Corp.	67,592	1,082,148
Diodes, Inc. (A)	6,727	197,101
Disco Corp.	4,500	1,006,888
DSP Group, Inc. (A)	4,353	56,807
Entegris, Inc.	25,270	765,681
First Solar, Inc. (A)	16,557	1,028,190
FormFactor, Inc. (A)	12,885	211,314
GCL-Poly Energy Holdings, Ltd. (A)	2,200,000	356,772
Globalwafers Company, Ltd.	34,000	461,615
Hanergy Thin Film Power
Group, Ltd. (A)(D)	1,136,000	31,272
Hyundai Robotics Company, Ltd. (A)	1,278	469,379
Ichor Holdings, Ltd. (A)	3,237	91,963
Impinj, Inc. (A)(C)	3,229	82,243
Infineon Technologies AG	205,150	5,669,064
Inphi Corp. (A)(C)	7,477	307,080
Integrated Device Technology, Inc. (A)	50,907	1,531,792
Intel Corp.	762,045	34,170,098
IXYS Corp. (A)	4,757	115,595
KLA-Tencor Corp.	25,434	2,600,372
Kopin Corp. (A)	12,364	39,812
Lam Research Corp.	26,340	5,065,972
Lattice Semiconductor Corp. (A)	22,408	131,535

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
MACOM Technology Solutions
Holdings, Inc. (A)	7,258	$236,538
MaxLinear, Inc. (A)	10,692	282,376
MediaTek, Inc.	232,752	2,550,620
Microchip Technology, Inc.	37,713	3,280,654
Micron Technology, Inc. (A)	180,661	7,658,220
Microsemi Corp. (A)	23,475	1,240,654
MKS Instruments, Inc.	20,611	1,943,617
Monolithic Power Systems, Inc.	14,773	1,748,385
Nanometrics, Inc. (A)	4,392	110,503
Nanya Technology Corp.	118,196	308,665
NeoPhotonics Corp. (A)(C)	6,578	46,704
Novatek Microelectronics Corp.	90,900	347,990
NVE Corp.	918	76,763
NVIDIA Corp.	97,292	19,527,477
NXP Semiconductors NV (A)	23,700	2,687,343
PDF Solutions, Inc. (A)	5,248	94,936
Phison Electronics Corp.	22,884	233,068
Photronics, Inc. (A)	12,201	117,740
Pixelworks, Inc. (A)	7,138	41,044
Power Integrations, Inc.	5,089	399,487
Powertech Technology, Inc.	110,199	336,245
Qorvo, Inc. (A)	20,652	1,581,530
QUALCOMM, Inc.	239,618	15,896,258
Rambus, Inc. (A)	19,351	286,395
Realtek Semiconductor Corp.	71,584	267,252
Renesas Electronics Corp. (A)	78,200	963,122
Rohm Company, Ltd.	14,800	1,525,297
Rudolph Technologies, Inc. (A)	5,600	136,080
Semiconductor Manufacturing
International Corp. (A)(C)	455,899	641,303
Semtech Corp. (A)	11,547	393,175
Sigma Designs, Inc. (A)	8,439	49,368
Silicon Laboratories, Inc. (A)	16,077	1,464,615
Siliconware Precision Industries
Company, Ltd.	278,000	464,067
SK Hynix, Inc.	80,275	5,721,475
Skyworks Solutions, Inc.	29,808	3,122,090
SMART Global Holdings, Inc. (A)	3,750	112,463
STMicroelectronics NV	109,529	2,478,811
SunPower Corp. (A)(C)	10,983	90,720
Synaptics, Inc. (A)	12,993	490,356
Taiwan Semiconductor
Manufacturing Company, Ltd.	3,814,915	28,816,177
Teradyne, Inc.	40,218	1,627,622
Texas Instruments, Inc.	160,543	15,619,228
Tokyo Electron, Ltd.	24,515	4,560,988
Ultra Clean Holdings, Inc. (A)	5,867	123,090
United Microelectronics Corp.	1,857,774	951,940
Vanguard International
Semiconductor Corp.	141,302	337,442
Veeco Instruments, Inc. (A)	8,491	137,130
Versum Materials, Inc.	22,117	849,293
Xcerra Corp. (A)	9,838	97,495
Xilinx, Inc.	40,331	2,803,408
Xperi Corp.	8,770	169,261
		235,969,798
Software – 3.5%
8x8, Inc. (A)	15,754	222,131
A10 Networks, Inc. (A)	9,393	75,332
ACI Worldwide, Inc. (A)	44,720	1,023,194
Activision Blizzard, Inc.	124,743	7,783,963
Adobe Systems, Inc. (A)	81,544	14,797,790
Agilysys, Inc. (A)	4,263	52,179
American Software, Inc., Class A	5,654	72,993
ANSYS, Inc. (A)	14,025	2,078,365
Aspen Technology, Inc. (A)	13,337	892,512
Autodesk, Inc. (A)	36,222	3,973,553
Barracuda Networks, Inc. (A)	4,542	125,586
Blackbaud, Inc.	18,231	1,794,842
Blackline, Inc. (A)	2,887	105,866
Bottomline Technologies, Inc. (A)	7,117	237,210
BroadSoft, Inc. (A)(C)	5,458	300,190
CA, Inc.	52,192	1,725,989
Cadence Design Systems, Inc. (A)	46,316	2,033,736
Callidus Software, Inc. (A)	11,591	339,327
CDK Global, Inc.	26,776	1,849,954
Check Point Software
Technologies, Ltd. (A)	8,800	917,752
Citrix Systems, Inc. (A)	23,802	2,085,769
CommVault Systems, Inc. (A)	15,574	839,439
Constellation Software, Inc.	3,771	2,208,789
Dassault Systemes SA	21,872	2,349,750
Digimarc Corp. (A)(C)	1,949	73,088
Ebix, Inc. (C)	4,303	332,622
Electronic Arts, Inc. (A)	51,014	5,425,339
Ellie Mae, Inc. (A)	6,001	530,428
Everbridge, Inc. (A)	3,147	83,396
Fair Isaac Corp.	11,599	1,821,739
Fortinet, Inc. (A)	30,729	1,292,462
Gemalto NV	5,574	211,487
Gigamon, Inc. (A)	6,551	254,506
Glu Mobile, Inc. (A)	19,140	74,837
HubSpot, Inc. (A)	6,082	492,338
Imperva, Inc. (A)	6,000	247,500
Intuit, Inc.	40,214	6,322,445
Kingsoft Corp., Ltd.	133,000	379,106
Konami Holdings Corp.	14,600	773,371
LINE Corp. (A)	6,900	296,171
Manhattan Associates, Inc. (A)	14,013	621,477
Micro Focus International PLC	57,801	1,949,033
Microsoft Corp.	1,272,813	107,132,670
MicroStrategy, Inc., Class A (A)	1,709	233,723
Mitek Systems, Inc. (A)	5,793	52,137
MobileIron, Inc. (A)	11,297	44,058
Model N, Inc. (A)	4,658	75,693
Monotype Imaging Holdings, Inc.	7,518	189,454
NCSoft Corp.	2,413	972,646
Netmarble Games Corp. (A)(B)	2,553	397,130
Nexon Company, Ltd. (A)	30,700	887,680
Nice, Ltd.	4,180	364,978
Nintendo Company, Ltd.	17,739	7,233,665
Open Text Corp.	49,302	1,608,052
Oracle Corp.	499,003	24,481,087
Oracle Corp. Japan	6,000	534,813
Paycom Software, Inc. (A)	8,757	718,074
Paylocity Holding Corp. (A)	4,687	216,258
Pegasystems, Inc.	6,539	329,893
Progress Software Corp.	8,464	349,902
Proofpoint, Inc. (A)	7,774	700,049
PROS Holdings, Inc. (A)	4,793	120,256
PTC, Inc. (A)	23,502	1,496,607
QAD, Inc., Class A	1,958	72,054
Qualys, Inc. (A)	5,632	331,725
Rapid7, Inc. (A)	4,008	75,791
RealPage, Inc. (A)	10,459	474,316
Red Hat, Inc. (A)	29,321	3,716,730
RingCentral, Inc., Class A (A)	11,112	523,931
salesforce.com, Inc. (A)	112,823	11,769,695
SAP SE	177,607	20,078,862

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Silver Spring Networks, Inc. (A)	7,739	$124,366
Symantec Corp.	101,537	2,941,527
Synchronoss Technologies, Inc. (A)	7,815	78,463
Synopsys, Inc. (A)	24,857	2,246,576
Take-Two Interactive Software, Inc. (A)	23,186	2,586,398
Telenav, Inc. (A)	6,755	37,153
The Rubicon Project, Inc. (A)	9,185	16,533
The Sage Group PLC	141,542	1,482,475
The Ultimate Software Group, Inc. (A)	5,760	1,215,533
TiVo Corp.	20,851	371,148
Trend Micro, Inc.	18,600	1,055,811
Tyler Technologies, Inc. (A)	7,053	1,290,135
Upland Software, Inc. (A)	1,610	37,738
Varonis Systems, Inc. (A)	3,429	172,479
VASCO Data Security
International, Inc. (A)	5,912	79,221
Verint Systems, Inc. (A)	11,113	486,194
VirnetX Holding Corp. (A)(C)	9,507	34,701
Workiva, Inc. (A)	4,677	101,725
Zendesk, Inc. (A)	17,357	583,369
Zix Corp. (A)	11,016	48,470
		269,239,500
Technology hardware, storage and peripherals – 3.4%
3D Systems Corp. (A)(C)	42,651	376,608
Acer, Inc. (A)	458,008	314,059
Advantech Company, Ltd.	54,764	366,055
Apple, Inc.	1,038,930	178,540,121
Asustek Computer, Inc.	108,354	999,635
Avid Technology, Inc. (A)	7,391	49,741
BlackBerry, Ltd. (A)	94,153	1,015,858
Brother Industries, Ltd.	36,900	917,611
Canon, Inc.	166,896	6,401,396
Catcher Technology Company, Ltd.	101,475	1,100,410
Chicony Electronics Company, Ltd.	84,716	225,707
Compal Electronics, Inc.	658,148	456,890
Cray, Inc. (A)	7,442	169,306
Diebold Nixdorf, Inc. (C)	28,948	555,802
Electronics For Imaging, Inc. (A)	8,332	256,292
Foxconn Technology Company, Ltd.	135,180	377,712
FUJIFILM Holdings Corp.	64,415	2,638,927
Hewlett Packard Enterprise Company	330,523	4,610,796
HP, Inc.	335,789	7,202,674
HTC Corp. (A)	102,900	232,324
Immersion Corp. (A)(C)	6,158	46,862
Intevac, Inc. (A)	4,217	31,417
Inventec Corp.	393,495	296,773
Konica Minolta, Inc.	74,700	733,756
Lenovo Group, Ltd.	1,158,564	661,215
Lite-On Technology Corp.	331,018	409,248
Micro-Star International Company, Ltd.	107,300	263,403
NCR Corp. (A)	24,701	772,894
NEC Corp.	40,700	1,089,656
NetApp, Inc.	54,454	3,077,196
Pegatron Corp.	296,500	679,842
Pure Storage, Inc., Class A (A)	16,671	308,080
Quanta Computer, Inc.	421,000	865,585
Ricoh Company, Ltd.	110,700	986,024
Samsung Electronics Company, Ltd.	13,483	31,731,736
Seagate Technology PLC	58,318	2,248,742
Seiko Epson Corp.	43,769	1,065,899
Stratasys, Ltd. (A)	8,982	195,628
Super Micro Computer, Inc. (A)	6,999	154,328
Transcend Information, Inc.	30,000	84,071
USA Technologies, Inc. (A)	9,682	84,233
Western Digital Corp.	59,281	4,674,900
Wistron Corp.	407,984	316,336
Xerox Corp.	42,609	1,263,783
		258,849,531
		1,513,219,417
Materials – 5.6%
Chemicals – 3.2%
A. Schulman, Inc.	5,192	197,036
Advanced Emissions Solutions, Inc. (C)	4,035	36,275
AdvanSix, Inc. (A)	5,310	228,596
Agrium, Inc.	25,803	2,835,200
AgroFresh Solutions, Inc. (A)(C)	4,237	25,761
Air Liquide SA	73,328	9,156,752
Air Products & Chemicals, Inc.	51,521	8,399,984
Air Water, Inc.	23,300	501,815
Akzo Nobel NV (C)	17,274	1,559,204
Albemarle Corp.	26,152	3,512,737
American Vanguard Corp.	5,223	103,938
Arkema SA	11,645	1,424,843
Asahi Kasei Corp.	197,400	2,477,995
Ashland Global Holdings, Inc.	12,686	938,510
Balchem Corp.	5,641	492,290
BASF SE	166,160	18,632,030
Cabot Corp.	12,651	774,747
Calgon Carbon Corp.	9,193	198,569
CF Industries Holdings, Inc.	55,383	2,075,201
Chase Corp.	1,270	160,401
Chr. Hansen Holding A/S	14,429	1,309,472
Codexis, Inc. (A)	8,103	55,911
Covestro AG (B)	20,159	2,099,471
Croda International PLC	17,151	991,712
Daicel Corp.	43,800	521,471
DowDuPont, Inc.	552,650	39,768,694
Eastman Chemical Company	34,411	3,178,544
Ecolab, Inc.	61,805	8,400,536
EMS-Chemie Holding AG	912	608,786
Evonik Industries AG	29,327	1,095,207
Ferro Corp. (A)	14,950	378,983
Flotek Industries, Inc. (A)	10,485	49,489
FMC Corp.	31,846	3,006,262
Formosa Chemicals & Fibre Corp.	458,471	1,395,216
Formosa Plastics Corp.	646,040	1,957,545
Frutarom Industries, Ltd.	2,894	255,955
FutureFuel Corp.	4,678	70,217
GCP Applied Technologies, Inc. (A)	12,755	417,726
Givaudan SA	1,098	2,499,596
Grupa Azoty SA	2,965	59,869
Hawkins, Inc.	1,855	71,139
HB Fuller Company	8,874	502,002
Hitachi Chemical Company, Ltd.	16,300	431,176
Hyosung Corp.	2,918	364,302
Incitec Pivot, Ltd.	147,120	446,353
Indorama Ventures PCL	108,400	162,807
Ingevity Corp. (A)	7,574	602,815
Innophos Holdings, Inc.	3,440	159,375
Innospec, Inc.	4,285	305,949
International Flavors & Fragrances, Inc.	18,771	2,917,764
Intrepid Potash, Inc. (A)	17,694	67,591
Israel Chemicals, Ltd.	33,535	136,634
Johnson Matthey PLC	25,976	1,064,746
JSR Corp.	30,100	578,869
K+S AG	34,479	808,530
Kaneka Corp.	44,000	390,027
Kansai Paint Company, Ltd.	32,000	840,650
KMG Chemicals, Inc.	1,663	90,451

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Koninklijke DSM NV	12,427	$1,162,323
Koppers Holdings, Inc. (A)	3,707	184,979
Kraton Corp. (A)	5,315	250,071
Kronos Worldwide, Inc.	4,009	111,891
Kumho Petrochemical Company, Ltd.	2,758	227,464
Kuraray Company, Ltd.	55,500	1,072,114
LANXESS AG	16,588	1,261,012
LG Chem, Ltd.	6,290	2,423,115
Linde AG	33,595	7,385,613
Lotte Chemical Corp.	2,102	694,463
LyondellBasell Industries NV, Class A	76,676	8,027,977
Methanex Corp.	16,669	888,393
Mexichem SAB de CV	137,480	357,733
Minerals Technologies, Inc.	13,436	973,438
Mitsubishi Chemical Holdings Corp.	223,750	2,433,030
Mitsubishi Gas Chemical Company, Inc.	28,400	797,343
Mitsui Chemicals, Inc.	28,800	934,965
Monsanto Company	103,960	12,302,626
Nan Ya Plastics Corp.	746,610	1,884,828
NewMarket Corp.	1,880	752,978
Nippon Paint Holdings Company, Ltd.	23,800	731,572
Nissan Chemical Industries, Ltd.	19,000	762,490
Nitto Denko Corp.	25,844	2,559,787
Novozymes A/S, B Shares	33,355	1,806,648
OCI Company, Ltd.	2,528	283,657
Olin Corp.	33,799	1,204,596
OMNOVA Solutions, Inc. (A)	8,086	86,520
Orica, Ltd.	32,737	423,870
Petkim Petrokimya Holding AS	67,959	113,082
Petronas Chemicals Group BHD	342,745	620,090
PolyOne Corp.	31,013	1,433,111
Potash Corp. of Saskatchewan, Inc.	156,354	3,068,545
PPG Industries, Inc.	60,905	7,116,749
Praxair, Inc.	67,674	10,416,382
PTT Global Chemical PCL	168,411	410,059
Quaker Chemical Corp.	2,286	376,687
Rayonier Advanced Materials, Inc.	7,823	146,994
RPM International, Inc.	27,147	1,437,977
Sasol, Ltd.	19,353	607,813
Sensient Technologies Corp.	16,697	1,294,518
Shin-Etsu Chemical Company, Ltd.	60,837	6,410,417
Sika AG	256	1,980,818
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares	590,099	350,647
Solvay SA	12,544	1,765,675
Stepan Company	3,527	293,129
Sumitomo Chemical Company, Ltd.	246,000	1,725,205
Symrise AG	21,931	1,864,427
Synthos SA	33,903	45,693
Taiwan Fertilizer Company, Ltd.	114,854	146,958
Taiyo Nippon Sanso Corp.	20,400	281,478
Teijin, Ltd.	29,300	634,243
The Chemours Company	37,569	1,931,047
The Mosaic Company	83,542	2,029,235
The Scotts Miracle-Gro Company	8,312	822,057
The Sherwin-Williams Company	19,509	7,792,285
Toray Industries, Inc.	229,600	2,165,778
Tosoh Corp.	45,800	1,018,362
Trecora Resources (A)	4,159	52,195
Tredegar Corp.	4,988	98,264
Trinseo SA	7,870	580,806
Tronox, Ltd., Class A	11,878	271,887
Umicore SA	32,017	1,494,890
Valvoline, Inc.	41,194	1,015,844
Yara International ASA	45,014	2,000,743
		247,593,312
Construction materials – 0.3%
Anhui Conch Cement Company, Ltd.,
H Shares	203,210	978,734
Asia Cement Corp.	368,687	343,097
Boral, Ltd.	96,230	550,698
Cementos Argos SA	91,748	322,403
Cemex SAB de CV (A)	1,886,688	1,440,695
China National Building Material
Company, Ltd., H Shares (C)	494,000	456,060
CRH PLC	108,789	3,757,250
Eagle Materials, Inc.	9,859	1,103,518
Fletcher Building, Ltd.	103,517	492,824
Grupo Argos SA	55,620	377,622
HeidelbergCement AG	26,841	2,861,391
Imerys SA	5,923	542,621
Indocement Tunggal Prakarsa Tbk PT	232,120	316,555
James Hardie Industries PLC	35,983	589,812
LafargeHolcim, Ltd. (A)	54,938	3,013,861
Martin Marietta Materials, Inc.	14,816	3,087,506
Semen Indonesia Persero Tbk PT	402,192	279,482
Summit Materials, Inc., Class A (A)	19,060	586,286
Taiheiyo Cement Corp.	18,900	779,651
Taiwan Cement Corp.	493,000	552,167
The Siam Cement PCL	14,836	216,688
The Siam Cement PCL (Stock Exchange
of Thailand)	17,127	251,042
U.S. Concrete, Inc. (A)(C)	2,710	219,104
Vulcan Materials Company	31,357	3,940,007
		27,059,074
Containers and packaging – 0.4%
Amcor, Ltd.	96,561	1,132,400
AptarGroup, Inc.	12,751	1,127,316
Avery Dennison Corp.	21,020	2,398,802
Ball Corp.	83,702	3,340,547
Bemis Company, Inc.	18,460	866,143
CCL Industries, Inc., Class B	26,445	1,225,552
Greif, Inc., Class A	9,712	529,984
Greif, Inc., Class B	1,058	65,966
International Paper Company	98,050	5,550,611
Klabin SA	76,142	415,396
Myers Industries, Inc.	4,285	91,485
Owens-Illinois, Inc. (A)	33,114	802,021
Packaging Corp. of America	22,409	2,657,707
Sealed Air Corp.	42,711	2,052,264
Silgan Holdings, Inc.	15,026	433,951
Sonoco Products Company	20,206	1,081,223
Toyo Seikan Group Holdings, Ltd.	25,500	422,270
UFP Technologies, Inc. (A)	1,554	42,813
WestRock Company	60,361	3,767,130
		28,003,581
Metals and mining – 1.5%
Agnico Eagle Mines, Ltd.	42,089	1,844,850
AK Steel Holding Corp. (A)(C)	56,773	276,485
Allegheny Technologies, Inc. (A)(C)	45,120	1,027,382
Alumina, Ltd.	207,606	351,911
Aluminum Corp. of China, Ltd., H
Shares (A)	667,780	446,017
Ampco-Pittsburgh Corp.	2,154	30,802
Anglo American Platinum, Ltd. (A)	1,939	51,630
Anglo American PLC	177,597	3,265,444
AngloGold Ashanti, Ltd.	14,347	151,327
Antofagasta PLC	50,879	626,608

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
ArcelorMittal (A)	114,262	$3,439,919
Barrick Gold Corp.	212,300	2,932,361
BHP Billiton PLC	279,881	5,090,425
BHP Billiton, Ltd.	271,658	5,666,829
BlueScope Steel, Ltd.	46,805	486,022
Boliden AB	38,991	1,234,272
Carpenter Technology Corp.	17,837	881,683
Century Aluminum Company (A)	9,052	119,939
China Steel Corp.	1,928,958	1,579,029
Cia de Minas Buenaventura SAA, ADR	19,600	274,204
Cia Siderurgica Nacional SA (A)	81,866	183,860
Cleveland-Cliffs, Inc. (A)	53,288	354,898
Coeur Mining, Inc. (A)	32,378	246,720
Commercial Metals Company	44,108	875,103
Compass Minerals International, Inc. (C)	12,894	899,357
Eregli Demir ve Celik Fabrikalari TAS	138,716	305,131
First Quantum Minerals, Ltd.	125,678	1,444,642
Fortescue Metals Group, Ltd.	129,614	453,010
Franco-Nevada Corp.	32,936	2,683,334
Freeport-McMoRan, Inc. (A)	319,487	4,447,259
Fresnillo PLC	26,943	470,766
Glencore PLC (A)	1,621,767	7,460,677
Gold Fields, Ltd.	28,382	121,036
Gold Resource Corp.	9,886	39,346
Goldcorp, Inc.	157,352	1,989,235
Grupo Mexico SAB de CV, Series B	487,700	1,525,768
Haynes International, Inc.	2,454	78,626
Hecla Mining Company	69,764	260,917
Hitachi Metals, Ltd.	33,500	447,417
Hyundai Steel Company	10,669	590,401
Impala Platinum Holdings, Ltd. (A)	22,804	65,003
Industrias Penoles SAB de CV	18,725	392,775
Jastrzebska Spolka Weglowa SA (A)	3,567	90,502
JFE Holdings, Inc.	81,700	1,939,141
Jiangxi Copper Company, Ltd., H Shares	208,925	327,064
Kaiser Aluminum Corp.	2,964	287,093
KGHM Polska Miedz SA	9,595	289,737
Kinross Gold Corp. (A)	227,632	951,003
Klondex Mines, Ltd. (A)(C)	31,845	77,383
Kobe Steel, Ltd. (A)	48,400	459,612
Korea Zinc Company, Ltd.	1,149	515,061
Maruichi Steel Tube, Ltd.	8,800	248,928
Materion Corp.	3,621	177,067
Mitsubishi Materials Corp.	17,500	589,228
Newcrest Mining, Ltd.	62,804	1,102,420
Newmont Mining Corp.	126,481	4,678,532
Nippon Steel & Sumitomo Metal Corp.	118,878	2,904,170
Norsk Hydro ASA	339,917	2,311,954
Nucor Corp.	75,842	4,360,915
Olympic Steel, Inc.	1,854	36,932
POSCO	10,233	3,143,119
Randgold Resources, Ltd.	12,181	1,117,268
Reliance Steel & Aluminum Company	14,821	1,165,079
Rio Tinto PLC	163,261	7,729,525
Rio Tinto, Ltd.	35,892	1,939,578
Royal Gold, Inc.	13,283	1,098,770
Schnitzer Steel Industries, Inc., Class A	4,738	138,350
Sibanye Gold, Ltd.	59,751	82,475
South32, Ltd.	442,037	1,081,803
Southern Copper Corp.	9,300	391,065
Steel Dynamics, Inc.	48,765	1,877,453
Sumitomo Metal Mining Company, Ltd.	38,700	1,512,887
SunCoke Energy, Inc. (A)	11,782	134,197
Teck Resources, Ltd., Class B	105,085	2,414,230
thyssenkrupp AG	78,775	2,156,399
TimkenSteel Corp. (A)	7,307	110,336
Turquoise Hill Resources, Ltd. (A)	186,759	552,974
United States Steel Corp.	35,508	1,026,891
Vale SA	403,471	4,331,088
voestalpine AG	17,924	1,040,859
Warrior Met Coal, Inc.	2,971	66,016
Wheaton Precious Metals Corp.	80,872	1,691,846
Worthington Industries, Inc.	17,071	710,154
Yamana Gold, Inc.	167,787	429,173
Zijin Mining Group Company, Ltd.,
H Shares	956,229	331,668
		112,732,365
Paper and forest products – 0.2%
Boise Cascade Company	6,956	267,806
Clearwater Paper Corp. (A)	2,957	140,310
Deltic Timber Corp.	2,001	184,672
Domtar Corp.	12,724	613,551
Duratex SA	40,531	109,277
Empresas CMPC SA	726,521	2,066,098
Fibria Celulose SA	32,456	447,532
KapStone Paper and Packaging Corp.	15,482	344,165
Louisiana-Pacific Corp. (A)	55,188	1,523,741
Mondi PLC	49,076	1,172,581
Mondi, Ltd.	3,899	92,381
Neenah Paper, Inc.	2,931	262,031
Nine Dragons Paper Holdings, Ltd.	283,000	471,213
Oji Holdings Corp.	135,000	825,731
PH Glatfelter Company	7,971	165,717
Sappi, Ltd.	18,761	133,183
Schweitzer-Mauduit International, Inc.	5,412	245,001
Stora Enso OYJ, R Shares	79,090	1,209,013
Suzano Papel e Celulose SA	57,609	308,156
UPM-Kymmene OYJ	76,307	2,296,241
Verso Corp., Class A (A)	6,813	77,873
West Fraser Timber Company, Ltd.	12,881	814,104
		13,770,377
		429,158,709
Real estate – 3.4%
Equity real estate investment trusts – 2.5%
Acadia Realty Trust	14,831	415,713
Agree Realty Corp.	4,713	233,011
Alexander & Baldwin, Inc.	17,730	515,234
Alexander’s, Inc.	374	158,195
Alexandria Real Estate Equities, Inc.	14,231	1,808,191
Altisource Residential Corp.	9,385	102,766
American Assets Trust, Inc.	7,192	283,077
American Campus Communities, Inc.	27,735	1,175,409
American Tower Corp.	65,347	9,405,394
Apartment Investment & Management
Company, Class A	24,074	1,061,423
Armada Hoffler Properties, Inc.	8,212	126,875
Ascendas Real Estate Investment Trust	607,600	1,191,702
Ashford Hospitality Prime, Inc.	5,826	53,657
Ashford Hospitality Trust, Inc.	16,119	104,935
AvalonBay Communities, Inc.	21,024	3,812,282
Bluerock Residential Growth REIT, Inc.	5,031	56,750
Boston Properties, Inc.	23,558	2,953,702
Camden Property Trust	18,787	1,714,877
CapitaLand Commercial Trust	587,500	824,330
CapitaLand Mall Trust	597,200	908,917
CareTrust REIT, Inc.	13,452	245,095
CatchMark Timber Trust, Inc., Class A	8,286	109,292
CBL & Associates Properties, Inc.	30,485	171,631
Cedar Realty Trust, Inc.	16,643	99,359

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Chatham Lodging Trust	6,883	$156,175
Chesapeake Lodging Trust	10,604	305,819
City Office REIT, Inc.	6,437	85,226
Clipper Realty, Inc.	3,681	37,104
Community Healthcare Trust, Inc.	3,393	92,493
CoreCivic, Inc.	24,024	564,804
CorEnergy Infrastructure Trust, Inc.	2,225	79,321
CoreSite Realty Corp.	6,951	788,799
Corporate Office Properties Trust	20,221	613,505
Cousins Properties, Inc.	159,174	1,427,791
Crown Castle International Corp.	61,807	6,984,191
CyrusOne, Inc.	18,559	1,127,645
Daiwa House REIT Investment Corp.	225	538,798
DCT Industrial Trust, Inc.	18,921	1,137,909
Dexus	82,643	650,133
DiamondRock Hospitality Company	35,456	396,753
Digital Realty Trust, Inc.	31,076	3,626,569
Douglas Emmett, Inc.	31,124	1,254,608
Duke Realty Corp.	54,309	1,527,712
Easterly Government Properties, Inc.	6,612	140,108
EastGroup Properties, Inc.	5,904	555,448
Education Realty Trust, Inc.	27,762	1,015,256
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS (A)	190,598	119,361
EPR Properties	13,027	883,491
Equinix, Inc.	11,857	5,507,458
Equity Residential	55,978	3,740,450
Essex Property Trust, Inc.	10,034	2,478,298
Extra Space Storage, Inc.	19,092	1,629,693
Farmland Partners, Inc.	6,941	62,122
Federal Realty Investment Trust	11,033	1,458,673
Fibra Uno Administracion SA de CV	371,700	581,232
First Industrial Realty Trust, Inc.	45,367	1,476,696
Fonciere Des Regions	5,374	574,483
Fortress REIT, Ltd., Class A	28,151	35,318
Fortress REIT, Ltd., Class B	27,419	84,215
Four Corners Property Trust, Inc.	10,484	273,632
Franklin Street Properties Corp.	18,966	206,540
Gecina SA	7,835	1,304,906
Getty Realty Corp.	5,302	150,895
GGP, Inc.	95,206	2,237,341
Gladstone Commercial Corp.	5,287	120,755
Global Medical REIT, Inc.	3,983	37,998
Global Net Lease, Inc.	11,949	258,457
Goodman Group	148,315	979,986
Government Properties Income Trust	16,922	315,595
Gramercy Property Trust	26,692	761,256
Growthpoint Properties, Ltd.	73,273	133,662
H&R Real Estate Investment Trust	31,512	516,346
Hammerson PLC	98,958	695,528
HCP, Inc.	71,387	1,887,472
Healthcare Realty Trust, Inc.	46,648	1,528,655
Hersha Hospitality Trust	6,865	120,481
Highwoods Properties, Inc.	20,986	1,065,879
Hospitality Properties Trust	33,392	1,001,426
Host Hotels & Resorts, Inc.	112,660	2,229,541
Hyprop Investments, Ltd.	8,506	66,735
ICADE	5,648	524,436
Independence Realty Trust, Inc.	12,452	128,629
InfraREIT, Inc.	7,539	159,224
Intu Properties PLC	115,461	307,072
Investors Real Estate Trust	23,227	140,756
Invitation Homes, Inc.	36,510	859,811
Iron Mountain, Inc.	40,112	1,639,377
iStar, Inc. (A)	12,582	144,693
Japan Prime Realty Investment Corp.	130	436,608
Japan Real Estate Investment Corp.	195	945,405
Japan Retail Fund Investment Corp.	417	738,449
JBG SMITH Properties	18,984	632,357
Jernigan Capital, Inc.	2,575	53,174
Kilroy Realty Corp.	19,997	1,507,374
Kimco Realty Corp.	65,312	1,209,578
Kite Realty Group Trust	14,905	286,623
Klepierre SA	37,269	1,537,920
Lamar Advertising Company, Class A	16,998	1,278,760
Land Securities Group PLC	98,048	1,238,605
LaSalle Hotel Properties	42,975	1,222,209
Lexington Realty Trust	38,597	403,725
Liberty Property Trust	29,949	1,344,111
Life Storage, Inc.	9,466	850,141
Link REIT	347,425	3,110,165
LTC Properties, Inc.	6,898	316,204
Mack-Cali Realty Corp.	34,570	765,034
MedEquities Realty Trust, Inc.	5,717	64,088
Medical Properties Trust, Inc.	74,017	1,013,293
Mid-America Apartment
Communities, Inc.	17,276	1,769,753
Mirvac Group	299,987	557,579
Monmouth Real Estate Investment Corp.	12,275	219,232
National Health Investors, Inc.	6,947	541,866
National Retail Properties, Inc.	30,338	1,245,982
National Storage Affiliates Trust	7,914	210,829
New Senior Investment Group, Inc.	15,175	124,435
NexPoint Residential Trust, Inc.	3,459	97,336
Nippon Building Fund, Inc.	210	1,049,835
Nippon Prologis REIT, Inc.	289	619,651
Nomura Real Estate Master Fund, Inc.	589	741,494
NorthStar Realty Europe Corp.	10,307	149,555
Omega Healthcare Investors, Inc.	40,097	1,076,604
One Liberty Properties, Inc.	3,007	80,347
Pebblebrook Hotel Trust	12,218	470,026
Pennsylvania Real Estate
Investment Trust	12,983	143,981
Physicians Realty Trust	31,731	567,033
Potlatch Corp.	15,550	802,380
Preferred Apartment Communities, Inc.,
Class A	6,110	129,899
Prologis, Inc.	81,018	5,365,822
PS Business Parks, Inc.	3,423	453,753
Public Storage	22,785	4,855,939
QTS Realty Trust, Inc., Class A	8,427	469,047
Quality Care Properties, Inc. (A)	36,225	532,145
Ramco-Gershenson Properties Trust	14,378	207,187
Rayonier, Inc.	26,204	826,736
Realty Income Corp.	41,658	2,303,687
Redefine Properties, Ltd.	175,365	129,407
Regency Centers Corp.	22,609	1,533,116
Resilient REIT, Ltd.	9,847	105,143
Retail Opportunity Investments Corp.	19,488	381,380
Rexford Industrial Realty, Inc.	12,541	393,411
RioCan Real Estate Investment Trust	33,165	640,087
RLJ Lodging Trust	29,997	650,335
Ryman Hospitality Properties, Inc.	7,811	542,708
Sabra Health Care REIT, Inc.	63,955	1,230,494
Safety Income and Growth, Inc.	2,285	41,816
Saul Centers, Inc.	2,165	139,729
SBA Communications Corp. (A)	18,339	3,113,045
Scentre Group	444,591	1,429,212
Segro PLC	131,864	978,201
Select Income REIT	11,180	280,506

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Senior Housing Properties Trust	48,289	$924,734
Seritage Growth Properties, Class A	4,531	184,412
Simon Property Group, Inc.	47,313	7,652,878
SL Green Realty Corp.	15,112	1,544,900
Smart Real Estate Investment Trust	15,451	348,745
STAG Industrial, Inc.	16,460	465,818
Stockland	205,450	733,868
Summit Hotel Properties, Inc.	18,520	279,837
Sunstone Hotel Investors, Inc.	39,818	665,359
Suntec Real Estate Investment Trust	602,700	914,307
Tanger Factory Outlet Centers, Inc.	19,307	483,447
Taubman Centers, Inc.	12,342	724,352
Terreno Realty Corp.	9,144	343,814
The British Land Company PLC	130,220	1,108,620
The GEO Group, Inc.	47,017	1,247,831
The GPT Group	144,854	595,308
The Macerich Company	16,794	1,087,412
Tier REIT, Inc.	8,667	173,600
UDR, Inc.	40,774	1,603,641
UMH Properties, Inc.	5,976	91,971
Unibail-Rodamco SE	9,647	2,465,532
Unibail-Rodamco SE	7,394	1,889,721
United Urban Investment Corp.	478	676,606
Uniti Group, Inc.	33,529	539,817
Universal Health Realty Income Trust	2,237	167,462
Urban Edge Properties	38,888	993,588
Urstadt Biddle Properties, Inc., Class A	5,502	130,507
Ventas, Inc.	54,154	3,466,398
Vicinity Centres	271,666	577,551
Vornado Realty Trust	26,305	2,041,794
Washington Prime Group, Inc.	71,348	507,284
Washington Real Estate Investment Trust	13,624	440,328
Weingarten Realty Investors	24,280	800,026
Welltower, Inc.	56,086	3,783,562
Westfield Corp.	164,193	1,045,141
Weyerhaeuser Company	114,670	4,057,025
Whitestone REIT	6,959	102,784
Xenia Hotels & Resorts, Inc.	19,024	418,338
		190,499,422
Real estate management and development – 0.9%
Aeon Mall Company, Ltd.	17,800	326,422
Altisource Portfolio Solutions SA (A)(C)	2,154	57,426
Ayala Land, Inc.	901,000	767,822
Azrieli Group, Ltd.	2,569	137,751
BR Malls Participacoes SA	108,119	398,834
Bumi Serpong Damai Tbk PT	1,053,400	128,732
CapitaLand, Ltd.	634,200	1,668,199
CBRE Group, Inc., Class A (A)	46,018	1,995,340
Central Pattana PCL	81,700	201,186
Central Pattana PCL, NVDR	34,900	85,941
China Evergrande Group (A)	540,035	1,792,349
China Jinmao Holdings Group, Ltd.	646,000	292,613
China Overseas Land & Investment, Ltd.	636,397	2,031,056
China Resources Land, Ltd.	459,105	1,327,796
China Vanke Company, Ltd., H Shares	194,400	710,701
City Developments, Ltd.	101,500	915,452
CK Asset Holdings, Ltd.	410,698	3,474,862
Consolidated-Tomoka Land Company	878	53,848
Country Garden Holdings Company, Ltd.	884,467	1,401,684
Daito Trust Construction Company, Ltd.	10,800	1,977,030
Daiwa House Industry Company, Ltd.	88,600	3,254,073
Dalian Wanda Commercial Properties
Company, Ltd., H Shares (A)(B)(D)	37,400	252,840
Deutsche Wohnen SE	63,693	2,818,952
First Capital Realty, Inc.	35,164	573,461
Forestar Group, Inc. (A)(C)	7,474	166,297
Fullshare Holdings, Ltd. (A)(C)	1,162,500	486,380
Global Logistic Properties, Ltd.	659,100	1,638,375
Guangzhou R&F Properties
Company, Ltd., H Shares	166,800	358,300
Hang Lung Group, Ltd.	139,000	500,097
Hang Lung Properties, Ltd.	318,000	752,198
Henderson Land Development
Company, Ltd.	188,642	1,236,537
HFF, Inc., Class A	6,495	293,184
Highwealth Construction Corp.	127,687	170,390
Hongkong Land Holdings, Ltd.	184,800	1,351,580
Hulic Company, Ltd.	46,700	513,256
Hysan Development Company, Ltd.	98,557	528,789
IOI Properties Group BHD	240,233	110,974
Jones Lang LaSalle, Inc.	9,217	1,405,500
Kennedy-Wilson Holdings, Inc.	15,086	288,897
Kerry Properties, Ltd.	102,268	452,786
LendLease Group	46,176	559,026
Lippo Karawaci Tbk PT	1,893,700	80,573
Longfor Properties Company, Ltd.	240,000	565,860
Marcus & Millichap, Inc. (A)	3,009	96,168
Megaworld Corp.	1,559,300	165,748
Mitsubishi Estate Company, Ltd.	195,800	3,504,871
Mitsui Fudosan Company, Ltd.	139,504	3,163,682
Multiplan Empreendimentos
Imobiliarios SA	10,567	224,240
NEPI Rockcastle PLC	12,437	193,168
New World Development Company, Ltd.	924,257	1,343,076
Nomura Real Estate Holdings, Inc.	19,500	452,061
Pakuwon Jati Tbk PT	2,999,800	137,733
RE/MAX Holdings, Inc., Class A	3,177	169,493
Redfin Corp. (A)(C)	2,116	48,202
Robinsons Land Corp.	212,900	96,602
Ruentex Development
Company, Ltd. (A)	143,800	149,967
Shanghai Lujiazui Finance & Trade Zone
Development Company, Ltd.,
B Shares	141,326	212,302
Shimao Property Holdings, Ltd.	205,500	402,762
Sime Darby Property BHD (A)	338,900	99,445
Sino Land Company, Ltd.	497,075	901,667
Sino-Ocean Group Holding, Ltd.	519,358	325,641
SM Prime Holdings, Inc.	1,057,700	763,227
SOHO China, Ltd.	369,000	209,362
Sumitomo Realty & Development
Company, Ltd.	55,983	1,849,803
Summarecon Agung Tbk PT	1,395,500	88,930
Sun Hung Kai Properties, Ltd.	227,500	3,729,746
Sunac China Holdings, Ltd.	342,400	1,588,495
Swire Pacific, Ltd., Class A	78,000	750,224
Swire Properties, Ltd.	183,800	624,476
Swiss Prime Site AG (A)	7,878	679,486
Tejon Ranch Company (A)	3,073	68,989
The RMR Group, Inc., Class A	1,209	72,842
The St. Joe Company (A)	8,913	167,564
The Wharf Holdings, Ltd.	191,125	604,614
Tokyo Tatemono Company, Ltd.	32,200	447,809
Tokyu Fudosan Holdings Corp.	80,200	580,934
UOL Group, Ltd.	120,100	794,624
Vonovia SE	84,974	4,004,119
Wharf Real Estate Investment
Company, Ltd. (A)	166,125	1,003,963

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Wheelock & Company, Ltd.	128,000	$880,894
		68,700,298
		259,199,720
Telecommunication services – 2.5%
Diversified telecommunication services – 1.7%
Asia Pacific Telecom Company, Ltd. (A)	330,000	110,695
AT&T, Inc.	939,914	34,194,071
ATN International, Inc.	1,928	115,217
BCE, Inc.	30,424	1,455,938
Bezeq The Israeli Telecommunication
Corp., Ltd.	152,585	228,820
BT Group PLC	1,122,870	3,944,564
CenturyLink, Inc.	148,425	2,165,521
China Communications Services Corp.,
Ltd., H Shares	414,400	263,925
China Telecom Corp., Ltd., H Shares	2,274,196	1,101,741
China Unicom Hong Kong, Ltd. (A)	984,416	1,435,760
Chunghwa Telecom Company, Ltd.	581,479	2,010,665
Cincinnati Bell, Inc. (A)	7,591	164,725
Cogent Communications Holdings, Inc.	7,325	343,176
Consolidated Communications
Holdings, Inc.	11,602	164,052
Deutsche Telekom AG	591,712	10,567,066
Elisa OYJ	19,416	789,581
Frontier Communications Corp. (C)	30,249	257,117
General Communication, Inc.,
Class A (A)	4,749	189,533
Globalstar, Inc. (A)(C)	84,668	133,775
Hawaiian Telcom Holdco, Inc. (A)	1,246	39,311
HKT Trust & HKT, Ltd.	594,322	747,097
IDT Corp., Class B (A)	3,141	49,094
Iliad SA	4,420	1,033,500
Inmarsat PLC	59,890	391,408
Intelsat SA (A)	7,303	26,072
Iridium Communications, Inc. (A)(C)	15,198	187,695
Koninklijke KPN NV	234,003	857,863
LG Uplus Corp.	1,136	14,508
Nippon Telegraph & Telephone Corp.	108,200	5,648,470
O2 Czech Republic AS	7,063	88,111
Ooma, Inc. (A)	3,601	39,791
Orange Polska SA (A)	40,543	62,659
Orange SA (C)	341,121	5,870,443
ORBCOMM, Inc. (A)	12,512	134,629
PCCW, Ltd.	667,000	397,090
pdvWireless, Inc. (A)(C)	1,891	61,741
Proximus SADP	25,223	865,036
Singapore Telecommunications, Ltd.	1,829,350	5,054,192
Singapore Telecommunications, Ltd.
(Singapore Stock Exchange)	175,950	487,385
Spark New Zealand, Ltd.	265,658	659,108
Straight Path Communications, Inc.,
Class B (A)	1,731	314,765
Swisscom AG	3,042	1,607,090
TDC A/S	118,835	723,519
Telecom Italia SpA	868,754	588,399
Telecom Italia SpA (Milan Stock
Exchange) (A)	1,677,880	1,403,940
Telefonica Deutschland Holding AG	129,988	619,383
Telefonica SA	263,946	2,706,253
Telekom Malaysia BHD	152,518	224,851
Telekomunikasi Indonesia Persero
Tbk PT	6,511,560	2,011,250
Telenor ASA	190,490	4,277,636
Telia Company AB	371,483	1,631,296
Telkom SA SOC, Ltd.	9,921	35,942
Telstra Corp., Ltd.	350,403	911,679
TELUS Corp.	38,893	1,437,366
Tower Bersama Infrastructure Tbk PT	279,900	117,735
TPG Telecom, Ltd.	32,303	145,863
True Corp. PCL (A)	656,300	114,951
Turk Telekomunikasyon AS (A)	49,828	72,297
Verizon Communications, Inc.	624,449	31,778,210
Vonage Holdings Corp. (A)	35,451	360,891
Windstream Holdings, Inc. (C)	35,710	93,917
		133,528,378
Wireless telecommunication services – 0.8%
Advanced Info Service PCL	81,400	435,545
America Movil SAB de CV, Series L	4,263,400	3,651,372
Axiata Group BHD	378,553	494,206
Boingo Wireless, Inc. (A)	6,628	163,712
China Mobile, Ltd.	1,012,970	10,304,664
DiGi.Com BHD	421,520	478,635
Empresa Nacional de
Telecomunicaciones SA	84,959	836,101
Far EasTone Telecommunications
Company, Ltd.	223,595	533,074
Globe Telecom, Inc.	4,300	156,758
KDDI Corp.	283,267	8,083,295
Maxis BHD	268,060	388,584
Millicom International Cellular SA	9,335	611,305
MTN Group, Ltd.	58,300	550,409
NTT DOCOMO, Inc.	213,400	5,510,419
PLDT, Inc.	11,370	334,207
Rogers Communications, Inc., Class B	68,003	3,529,420
Shenandoah
Telecommunications Company	8,357	320,491
SK Telecom Company, Ltd.	2,732	665,245
SoftBank Group Corp.	129,126	10,961,421
Spok Holdings, Inc.	4,097	71,698
StarHub, Ltd.	143,600	303,871
Taiwan Mobile Company, Ltd.	243,000	871,340
Tele2 AB, B Shares	50,974	652,017
Telephone & Data Systems, Inc.	18,646	516,308
TIM Participacoes SA	119,889	431,848
Turkcell Iletisim Hizmetleri AS	96,970	376,673
Vodacom Group, Ltd.	20,662	218,483
Vodafone Group PLC	3,522,130	10,679,381
XL Axiata Tbk PT (A)	436,800	99,471
		62,229,953
		195,758,331
Utilities – 2.1%
Electric utilities – 1.0%
ALLETE, Inc.	9,028	726,754
Alliant Energy Corp.	10,747	484,797
American Electric Power Company, Inc.	21,603	1,677,041
AusNet Services	141,649	201,551
Centrais Eletricas Brasileiras SA (A)	28,600	163,303
CEZ AS	19,320	441,595
Chubu Electric Power Company, Inc.	100,800	1,277,903
CK Infrastructure Holdings, Ltd.	104,000	884,934
CLP Holdings, Ltd.	258,000	2,630,793
Contact Energy, Ltd.	107,044	396,271
CPFL Energia SA	33,344	213,815
Duke Energy Corp.	31,173	2,780,008
Edison International	14,342	1,165,574
EDP - Energias de Portugal SA	375,068	1,314,651
EDP - Energias do Brasil SA	36,332	153,050
El Paso Electric Company	7,285	443,657

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Electricite de France SA	93,999	$1,230,908
Emera, Inc.	12,634	475,532
Endesa SA	18,490	412,295
Enel Americas SA	16,909,301	3,294,219
Enel Chile SA	11,505,417	1,244,989
Enel SpA	1,188,487	7,721,605
Entergy Corp.	7,760	671,085
Equatorial Energia SA	24,678	481,802
Eversource Energy	13,979	906,538
Exelon Corp.	42,245	1,762,039
FirstEnergy Corp.	19,336	660,131
Fortis, Inc.	78,587	2,893,371
Fortum OYJ	63,927	1,343,467
Great Plains Energy, Inc.	43,841	1,504,185
Hawaiian Electric Industries, Inc.	22,114	848,072
HK Electric Investments & HK Electric
Investments, Ltd. (B)	416,500	382,398
Hydro One, Ltd. (B)	59,453	1,047,910
Iberdrola SA	333,889	2,652,225
IDACORP, Inc.	19,210	1,898,140
Interconexion Electrica SA ESP	79,645	364,363
Korea Electric Power Corp.	35,449	1,227,169
Kyushu Electric Power Company, Inc.	66,700	762,839
Mercury NZ, Ltd.	104,178	234,189
MGE Energy, Inc.	5,956	393,096
NextEra Energy, Inc.	20,847	3,294,660
OGE Energy Corp.	40,599	1,451,820
Orsted A/S (B)	27,753	1,616,520
Otter Tail Corp.	6,915	333,995
PG&E Corp.	22,609	1,226,312
PGE Polska Grupa Energetyczna SA (A)	58,126	196,503
Pinnacle West Capital Corp.	5,108	468,965
PNM Resources, Inc.	30,410	1,383,655
Portland General Electric Company	15,758	782,227
Power Assets Holdings, Ltd.	218,000	1,864,209
PPL Corp.	29,963	1,098,743
Red Electrica Corp. SA	25,199	569,207
Spark Energy, Inc., Class A (C)	2,277	28,463
SSE PLC	133,788	2,472,055
Tauron Polska Energia SA (A)	73,320	64,416
Tenaga Nasional BHD	493,036	1,865,677
Terna Rete Elettrica Nazionale SpA	199,563	1,233,269
The Chugoku Electric Power
Company, Inc.	43,500	480,771
The Kansai Electric Power
Company, Inc.	110,100	1,459,062
The Southern Company	44,564	2,281,677
Tohoku Electric Power Company, Inc.	70,800	936,568
Tokyo Electric Power Company
Holdings, Inc. (A)	226,200	911,592
Transmissora Alianca de Energia
Eletrica SA	23,600	153,524
Westar Energy, Inc.	28,877	1,652,053
Xcel Energy, Inc.	22,324	1,152,142
		78,346,349
Gas utilities – 0.3%
APA Group	90,258	639,956
Atmos Energy Corp.	21,562	1,989,957
Chesapeake Utilities Corp.	2,888	247,068
China Gas Holdings, Ltd.	287,800	886,464
China Resources Gas Group, Ltd.	142,000	551,013
ENN Energy Holdings, Ltd.	124,700	915,724
Gas Natural SDG SA	20,389	456,074
Hong Kong & China Gas Company, Ltd.	1,318,900	2,579,238
Infraestructura Energetica Nova SAB
de CV	68,635	375,270
Korea Gas Corp. (A)	4,226	172,113
National Fuel Gas Company	17,383	1,022,120
New Jersey Resources Corp.	32,825	1,463,995
Northwest Natural Gas Company	5,093	352,181
ONE Gas, Inc.	19,725	1,563,206
Osaka Gas Company, Ltd.	58,600	1,127,932
Perusahaan Gas Negara Persero Tbk PT	1,535,969	193,630
Petronas Gas BHD	96,799	375,761
RGC Resources, Inc.	1,605	42,741
South Jersey Industries, Inc.	14,256	482,708
Southwest Gas Holdings, Inc.	18,072	1,553,108
Spire, Inc.	8,312	683,662
Toho Gas Company, Ltd.	11,745	334,353
Tokyo Gas Company, Ltd.	61,200	1,440,450
UGI Corp.	35,246	1,727,406
WGL Holdings, Inc.	19,430	1,642,612
		22,818,742
Independent power and renewable electricity producers –
0.1%
Aboitiz Power Corp.	180,500	141,221
AES Corp.	29,907	316,416
AES Gener SA	1,685,115	514,396
Atlantic Power Corp. (A)	25,844	65,902
CGN Power Company, Ltd., H
Shares (B)	1,670,500	457,305
China Longyuan Power Group Corp.,
Ltd., H Shares	541,200	365,997
China Power International
Development, Ltd.	501,100	134,724
China Resources Power Holdings
Company, Ltd.	307,232	580,139
Colbun SA	4,592,757	931,652
Dynegy, Inc. (A)	20,295	246,178
Electric Power Development
Company, Ltd.	22,900	637,268
Electricity Generating PCL	12,000	78,999
Enel Generacion Chile SA	1,925,998	1,567,269
Energy Development Corp.	32,200	3,621
Engie Brasil Energia SA	19,947	215,743
Glow Energy PCL	38,800	103,673
Huaneng Power International, Inc.,
H Shares	666,564	425,683
Huaneng Renewables Corp., Ltd.,
H Shares	818,600	261,523
Meridian Energy, Ltd.	203,658	404,794
NRG Energy, Inc.	13,668	377,920
NRG Yield, Inc., Class A	7,183	135,112
NRG Yield, Inc., Class C	10,796	205,664
Ormat Technologies, Inc.	7,119	466,650
Pattern Energy Group, Inc.	12,797	288,444
TerraForm Global, Inc., Class A (A)	17,324	81,423
		9,007,716
Multi-utilities – 0.6%
AGL Energy, Ltd.	56,598	1,073,159
Ameren Corp.	10,542	674,266
Atco, Ltd., Class I	15,028	536,752
Avista Corp.	11,477	596,115
Black Hills Corp.	20,364	1,191,498
Canadian Utilities, Ltd., Class A	25,457	770,330
CenterPoint Energy, Inc.	18,423	552,874
Centrica PLC	725,979	1,419,351
CMS Energy Corp.	12,834	640,417

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
Consolidated Edison, Inc.	13,613	$1,212,102
Dominion Energy, Inc.	28,616	2,407,464
DTE Energy Company	7,886	911,385
E.ON SE	398,760	4,619,207
Engie SA	313,299	5,480,284
Innogy SE (B)	24,502	1,133,470
MDU Resources Group, Inc.	39,705	1,109,755
National Grid PLC	452,804	5,422,004
NiSource, Inc.	15,223	419,089
NorthWestern Corp.	18,418	1,183,541
Public Service Enterprise Group, Inc.	22,262	1,181,222
RWE AG	93,802	2,150,176
SCANA Corp.	6,617	285,656
Sempra Energy	11,042	1,335,972
Suez	61,760	1,137,836
Unitil Corp.	2,662	139,063
Vectren Corp.	16,869	1,172,396
Veolia Environnement SA	81,620	2,062,887
WEC Energy Group, Inc.	13,840	961,742
YTL Corp. BHD	655,797	187,952
YTL Power International BHD	254,820	71,647
		42,039,612
Water utilities – 0.1%
Aguas Andinas SA, Class A	1,502,988	863,315
American States Water Company	6,583	379,773
American Water Works Company, Inc.	7,796	713,802
Aqua America, Inc.	36,115	1,372,009
Artesian Resources Corp., Class A	1,744	73,841
Beijing Enterprises Water
Group, Ltd. (A)	778,000	609,008
Cadiz, Inc. (A)(C)	4,756	65,157
California Water Service Group	8,698	396,629
Cia de Saneamento Basico do Estado de
Sao Paulo	47,898	478,104
Connecticut Water Service, Inc.	2,131	134,914
Consolidated Water Company, Ltd.	3,814	50,154
Guangdong Investment, Ltd.	471,380	635,019
Middlesex Water Company	2,964	136,700
Severn Trent PLC	30,717	872,295
SJW Group	3,105	211,544
The York Water Company	2,512	93,321
United Utilities Group PLC	88,613	983,756
		8,069,341
		160,281,760
TOTAL COMMON STOCKS (Cost $6,279,738,934)		$7,346,126,053

PREFERRED SECURITIES – 0.6%
Consumer discretionary – 0.1%
Auto components – 0.0%
Schaeffler AG	28,686	500,543
Automobiles – 0.1%
Bayerische Motoren Werke AG	9,808	849,427
Hyundai Motor Company	3,579	321,578
Hyundai Motor Company, 2nd Preferred	5,025	502,416
Porsche Automobil Holding SE	27,866	2,334,435
Volkswagen AG	33,708	7,155,656
		11,163,512
Multiline retail – 0.0%
Lojas Americanas SA	94,626	428,683
		12,092,738
Consumer staples – 0.1%
Beverages – 0.0%
Embotelladora Andina SA, B Shares	147,626	665,586
Food and staples retailing – 0.0%
Cia Brasileira de Distribuicao (A)	21,800	465,367
Household products – 0.1%
Henkel AG & Company KGaA	32,196	4,374,269
Personal products – 0.0%
Amorepacific Corp.	1,337	205,284
LG Household & Health Care, Ltd.	316	204,377
		409,661
		5,914,883
Energy – 0.0%
Oil, gas and consumable fuels – 0.0%
Petroleo Brasileiro SA (A)	520,633	2,443,807
Financials – 0.2%
Banks – 0.2%
Banco Bradesco SA	405,054	4,037,466
Bancolombia SA	81,000	784,088
Grupo Aval Acciones y Valores SA	682,289	279,339
Itau Unibanco Holding SA	428,278	5,397,250
Itausa - Investimentos Itau SA	521,872	1,653,978
		12,152,121
Diversified financial services – 0.0%
Grupo de Inversiones Suramericana SA	23,343	292,668
		12,444,789
Information technology – 0.1%
Technology hardware, storage and
peripherals – 0.1%
Samsung Electronics Company, Ltd.	2,447	4,745,703
Materials – 0.1%
Chemicals – 0.1%
Braskem SA, A Shares (A)	24,883	345,341
FUCHS PETROLUB SE	12,171	639,910
LG Chem, Ltd.	1,168	268,745
Sociedad Quimica y Minera de Chile
SA, B Shares	56,201	3,050,690
		4,304,686
Metals and mining – 0.0%
Gerdau SA	129,183	437,193
		4,741,879
Telecommunication services – 0.0%
Diversified telecommunication services
– 0.0%
Telefonica Brasil SA	58,754	851,388
Utilities – 0.0%
Electric utilities – 0.0%
Centrais Eletricas Brasileiras SA,
B Shares	29,779	193,987
Cia Energetica de Minas Gerais	122,148	245,899
Cia Paranaense de Energia, B Shares	12,937	91,070
		530,956
TOTAL PREFERRED SECURITIES (Cost $36,471,167)		$43,766,143

EXCHANGE-TRADED FUNDS –
1.1%
iShares MSCI India ETF	1,855,858	64,546,741
iShares MSCI Russia Capped ETF (C)	56,329	1,908,990
VanEck Vectors Russia ETF	829,100	17,974,888
TOTAL EXCHANGE-TRADED FUNDS
(Cost $81,536,070)		$84,430,619

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
RIGHTS – 0.0%
China Power International
Development, Ltd. (Expiration
Date: 12-8-17; Strike Price: HKD
1.82) (A)	167,033	$4,705
Community Health Systems, Inc. (A)(E)	70,775	566
Rolls-Royce Holdings PLC (Expiration
Date: 1-8-18) (A)(E)	10,197,648	13,791
TOTAL RIGHTS (Cost $18,112)		$19,062

WARRANTS – 0.0%
Indorama Ventures PCL (Expiration
Date: 8-24-18; Strike Price: THB
43.00) (A)	11,692	5,083
TOTAL WARRANTS (Cost $0)		$5,083

SECURITIES LENDING COLLATERAL – 0.9%
John Hancock Collateral Trust,
1.2290% (F)(G)	7,057,220	70,606,074
TOTAL SECURITIES LENDING COLLATERAL (Cost
$70,609,605)		$70,606,074

SHORT-TERM INVESTMENTS – 2.1%
U.S. Government Agency – 1.3%
Federal Home Loan Bank
Discount Notes
1.060% 01/05/2018 *	$20,000,000	19,975,700
1.080% 12/28/2017 *	20,000,000	19,982,600
1.113% 01/03/2018 *	30,000,000	29,965,620
1.120% 01/04/2018 *	1,400,000	1,398,347
1.180% 01/10/2018 *	30,000,000	29,958,330
		101,280,597
Repurchase agreement – 0.8%
Repurchase Agreement with State Street
Corp. dated 11-30-17 at 0.340% to be
repurchased at $56,540,534 on
12-1-17, collateralized by $58,195,000
U.S. Treasury Bonds, 2.500% -
3.000% due 5-15-46 to 5-15-47
(valued at $57,684,249, including
interest)	56,540,000	56,540,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $157,831,476)		$157,820,597
Total Investments (Strategic Equity Allocation Fund)
(Cost $6,626,205,364) – 100.3%		$7,702,773,631
Other assets and liabilities, net – (0.3%)		(20,639,690)
TOTAL NET ASSETS – 100.0%		$7,682,133,941

Currency Abbreviations

HKD	Hong Kong Dollar
THB	Thai Bhat

Security Abbreviations and Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	A portion of this security is on loan as of 11-30-17. The value of securities on loan amounted to $68,780,199.
(D)	Security is valued using significant unobservable inputs.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 11-30-17.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
CAD Currency Futures	89	Long	Dec 2017	$7,015,969	$6,899,280	$(116,689)
MSCI EAFE Index Futures	611	Long	Dec 2017	60,559,227	61,686,560	1,127,333
MSCI Emerging Markets Index Futures	391	Long	Dec 2017	21,796,615	21,896,000	99,385
Russell 2000 Mini Index Futures	306	Long	Dec 2017	21,982,253	23,647,680	1,665,427
S&P 500 Index E-Mini Futures	402	Long	Dec 2017	51,811,999	53,222,790	1,410,791
S&P Mid 400 Index E-Mini Futures	23	Long	Dec 2017	4,277,274	4,370,000	92,726
S&P/TSX 60 Index Futures	49	Long	Dec 2017	7,124,214	7,225,330	101,116
						$4,380,089

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
FORWARD FOREIGN CURRENCY CONTRACTS

Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
USD	42,698,257	JPY	4,762,000,000	Bank of Montreal	12/15/2017	$363,511	—
						$363,511	—

Derivatives currency abbreviations

JPY	Japanese Yen
USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Total Return Fund

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 63.2%
U.S. Government – 17.4%
U.S. Treasury Bonds
2.500%, 02/15/2045	$23,400,000	$21,891,797
2.750%, 08/15/2042 to 11/15/2042	52,300,000	51,733,438
2.875%, 05/15/2043 to 08/15/2045	19,500,000	19,676,203
3.000%, 05/15/2042 to 05/15/2045	37,500,000	38,747,344
3.125%, 02/15/2043 to 08/15/2044	51,600,000	54,520,047
3.375%, 05/15/2044	13,700,000	15,118,164
3.625%, 08/15/2043 to 02/15/2044	12,300,000	14,133,774
3.750%, 11/15/2043	14,900,000	17,473,742
4.250%, 05/15/2039	1,500,000	1,874,355
4.375%, 05/15/2040	3,600,000	4,583,109
4.500%, 08/15/2039	2,400,000	3,099,281
4.625%, 02/15/2040	2,100,000	2,759,777
U.S. Treasury Notes
1.875%, 07/31/2022 to 08/31/2022	20,600,000	20,362,258
2.000%, 10/31/2022	800,000	794,875
2.125%, 09/30/2024	54,600,000	53,958,024
2.250%, 08/15/2027	66,800,000	65,745,813
2.375%, 05/15/2027	28,400,000	28,274,641
		414,746,642
U.S. Government Agency – 45.8%
Federal Home Loan Mortgage Corp.
3.428%, (1 Year CMT + 2.574%),
01/01/2029 (A)	23,950	24,931
3.500%, TBA (B)	10,000,000	10,250,525
3.551%, (12 month LIBOR +
1.801%), 11/01/2035 (A)	22,698	23,528
3.604%, (12 month LIBOR +
1.792%), 06/01/2034 (A)	37,498	39,403
4.000%, TBA (B)	24,000,000	25,042,339
4.000%, 05/01/2029 to 09/01/2035	475,419	501,061
4.500%, TBA (B)	11,000,000	11,693,644
4.500%, 10/01/2025 to 10/01/2041	267,416	285,679
5.500%, 04/01/2035 to 01/01/2040	883,655	984,698
6.000%, 08/01/2022 to 05/01/2040	11,393,098	12,860,057
Federal National Mortgage Association
2.144%, (12 month Treasury Average
Index + 1.200%), 06/01/2043 (A)	270,216	272,139
2.310%, 08/01/2022	3,126,860	3,113,798
2.344%, (12 month Treasury Average
Index + 1.400%), 10/01/2040 (A)	22,764	23,093
2.640%, 06/01/2022	3,675,457	3,709,959
2.804%, (12 month Treasury Average
Index + 1.838%), 11/01/2035 (A)	68,915	71,103
2.870%, 09/01/2027	3,010,680	2,994,818
2.932%, (12 month LIBOR +
1.258%), 11/01/2034 (A)	70,625	72,818
2.940%, 07/01/2022	1,473,728	1,505,303
3.000%, TBA (B)	270,835,000	270,303,323
3.000%, 04/01/2022 to 05/01/2022	136,509	139,116
3.050%, (1 Year CMT + 2.175%),
03/01/2035 (A)	16,037	16,925
3.155%, 05/01/2022	5,077,273	5,222,303
3.184%, (1 Year CMT + 2.239%),
01/01/2036 (A)	3,691,591	3,897,010
3.193%, (12 month LIBOR +
1.577%), 01/01/2035 (A)	34,858	36,528
3.220%, (1 Year CMT + 2.148%),
09/01/2035 (A)	517,294	542,224
3.255%, (12 month LIBOR +
1.489%), 05/01/2035 (A)	108,505	113,331
3.330%, 11/01/2021	306,041	316,487
3.387%, (12 month LIBOR +
1.637%), 05/01/2035 (A)	32,553	34,198
3.486%, (12 month LIBOR +
1.736%), 09/01/2035 (A)	37,063	39,077
3.500%, TBA (B)	408,650,000	418,565,248
3.500%, 01/01/2021 to 10/01/2030	2,335,651	2,416,788
3.538%, (12 month LIBOR +
1.777%), 07/01/2034 (A)	57,680	60,851
3.580%, (12 month LIBOR +
1.715%), 06/01/2035 (A)	148,628	156,099
3.938%, (COFI + 1.254%),
05/01/2036 (A)	247,630	256,573
4.000%, TBA (B)	168,000,000	175,342,973
4.000%, 08/01/2018 to 08/01/2041	9,047,952	9,435,128
4.500%, TBA (B)	14,000,000	14,892,500
4.500%, 01/01/2018 to 07/01/2042	6,902,850	7,357,484
5.000%, TBA (B)	5,000,000	5,404,877
5.000%, 03/01/2023 to 03/01/2044	1,846,823	2,006,729
5.500%, 06/01/2018 to 09/01/2041	30,014,880	33,299,368
6.000%, TBA (B)	1,000,000	1,119,754
6.000%, 03/01/2021 to 05/01/2041	10,111,823	11,365,985
6.500%, 03/01/2036 to 11/01/2037	6,027	6,951
Government National
Mortgage Association
2.250%, (1 Year CMT + 1.500%),
10/20/2029 to 11/20/2029 (A)	94,305	96,672
2.375%, (1 Year CMT + 1.500%),
02/20/2024 to 02/20/2032 (A)	170,869	174,958
2.625%, (1 Year CMT + 1.500%),
05/20/2023 to 05/20/2030 (A)	79,364	80,633
2.750%, (1 Year CMT + 1.500%),
09/20/2021 (A)	7,222	7,281
3.000%, 12/15/2044	588,606	595,381

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National
Mortgage Association (continued)
3.500%, TBA (B)		$21,000,000	$21,711,640
4.000%, TBA (B)		14,500,000	15,142,289
4.000%, 10/20/2044		58,321	61,408
5.000%, TBA (B)		8,000,000	8,705,302
5.000%, 10/15/2033 to 09/15/2040		7,731,850	8,517,725
U.S. Small Business Administration
5.130%, 09/01/2023		13,094	13,832
5.520%, 06/01/2024		260,305	273,992
			1,091,197,839
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $1,509,363,012)			$1,505,944,481

FOREIGN GOVERNMENT
OBLIGATIONS – 1.5%
Brazil – 0.5%
Federative Republic of Brazil
10.000%, 01/01/2018	BRL	38,800,000	11,937,887
Canada – 0.5%
Province of Ontario
1.650%, 09/27/2019		$5,500,000	5,458,544
3.150%, 06/02/2022	CAD	1,400,000	1,137,916
4.400%, 04/14/2020		$800,000	840,568
Province of Quebec
3.500%, 07/29/2020		1,000,000	1,034,278
3.500%, 12/01/2022	CAD	600,000	496,426
4.250%, 12/01/2021		2,800,000	2,362,404
			11,330,136
Japan – 0.5%
Japan Bank for International Cooperation
2.875%, 07/21/2027		$6,600,000	6,636,456
Japan Finance Organization for
Municipalities
2.625%, 04/20/2022 (C)		7,000,000	6,985,061
			13,621,517
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost
$38,883,582)			$36,889,540

CORPORATE BONDS – 38.2%
Consumer discretionary – 2.1%
Amazon.com, Inc.
3.150%, 08/22/2027 (C)		3,900,000	3,901,274
American Honda Finance Corp. (3
month LIBOR + 0.350%) 1.741%,
11/05/2021 (A)		6,500,000	6,504,571
Daimler Finance North America LLC
1.843%, 02/12/2021 (A)		11,800,000	11,787,789
DISH DBS Corp.
4.250%, 04/01/2018		400,000	402,960
Ford Motor Credit Company LLC
2.551%, 10/05/2018		7,566,000	7,600,733
General Motors Financial Company, Inc.
2.450%, 11/06/2020		5,800,000	5,755,154
3.150%, 01/15/2020		4,300,000	4,352,624
General Motors Financial Company, Inc.
(3 month LIBOR + 0.930%) 2.289%,
04/13/2020 (A)		6,500,000	6,564,870
Volkswagen Group of America
Finance LLC (3 month LIBOR +
0.470%) 1.916%, 05/22/2018 (A)(C)		1,800,000	1,800,860
Wynn Las Vegas LLC
5.500%, 03/01/2025 (C)		900,000	929,520
			49,600,355
Consumer staples – 1.0%
BAT Capital Corp.
2.764%, 08/15/2022 (C)		3,600,000	3,569,987
3.557%, 08/15/2027 (C)		5,500,000	5,490,365
CVS Health Corp.
2.800%, 07/20/2020		6,700,000	6,738,647
CVS Pass-Through Trust
6.943%, 01/10/2030		218,416	256,510
Philip Morris International, Inc.
2.375%, 08/17/2022		6,800,000	6,698,281
			22,753,790
Energy – 1.0%
Enbridge, Inc. (3 month LIBOR +
0.700%) 2.020%, 06/15/2020 (A)		5,300,000	5,345,906
Kerr-McGee Corp.
6.950%, 07/01/2024		2,363,000	2,789,441
ONEOK Partners LP
8.625%, 03/01/2019		2,900,000	3,111,139
Petrobras Global Finance BV
6.125%, 01/17/2022		7,100,000	7,561,500
Regency Energy Partners LP
4.500%, 11/01/2023		4,500,000	4,660,003
			23,467,989
Financials – 27.0%
Ally Financial, Inc.
4.750%, 09/10/2018		8,700,000	8,830,500
American International Group, Inc.
6.400%, 12/15/2020		1,900,000	2,114,128
Bank of America Corp.
2.625%, 04/19/2021		1,500,000	1,503,822
2.650%, 04/01/2019		2,800,000	2,818,486
3.300%, 01/11/2023		3,400,000	3,470,911
5.750%, 12/01/2017		100,000	100,000
6.875%, 04/25/2018		16,000,000	16,311,827
Bank of America Corp. (3 month LIBOR
+ 0.650%) 1.971%, 10/01/2021 (A)		7,000,000	7,027,983
Bank of America Corp. (3 month LIBOR
+ 1.000%) 2.365%, 04/24/2023 (A)		4,400,000	4,460,853
Barclays Bank PLC (14.000% to
6-15-19, then 3 month GBP LIBOR +
13.400%) 06/15/2019 (D)	GBP	600,000	952,249
Barclays PLC (3 month LIBOR +
1.625%) 2.975%, 01/10/2023 (A)		$4,600,000	4,720,571
Barclays PLC (3 month LIBOR +
2.110%) 3.520%, 08/10/2021 (A)		9,800,000	10,282,176
Barclays PLC (7.000% to 9-15-19, then
5 Year British Pound Swap Rate +
5.084%) 09/15/2019 (D)	GBP	1,800,000	2,558,719
BBVA Bancomer SA
6.500%, 03/10/2021 (C)		$1,500,000	1,641,750
Blackstone CQP Holdco LP
6.000%, 08/18/2021 (C)		4,600,000	4,600,000
6.500%, 03/20/2021 (C)		7,500,000	7,593,750
Boston Properties LP
3.850%, 02/01/2023		5,200,000	5,439,160
BRFkredit A/S
1.000%, 01/01/2018	DKK	70,100,000	11,216,022
4.000%, 01/01/2018		50,700,000	8,128,419
Capital One Financial Corp.
2.400%, 10/30/2020		$5,800,000	5,771,719

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Capital One Financial Corp. (3 month
LIBOR + 0.450%) 1.830%,
10/30/2020 (A)		$5,800,000	$5,791,213
CIT Group, Inc.
3.875%, 02/19/2019		2,600,000	2,640,560
5.500%, 02/15/2019 (C)		1,002,000	1,041,278
Citigroup, Inc.
2.750%, 04/25/2022		6,600,000	6,584,069
2.900%, 12/08/2021		5,000,000	5,028,449
Citigroup, Inc. (3 month LIBOR +
0.960%) 2.327%, 04/25/2022 (A)		6,600,000	6,670,432
Cooperatieve Rabobank UA
4.375%, 08/04/2025		1,500,000	1,579,575
Credit Suisse Group Funding
Guernsey, Ltd.
3.450%, 04/16/2021		2,900,000	2,963,641
3.750%, 03/26/2025		5,800,000	5,923,357
3.800%, 06/09/2023		6,000,000	6,200,061
Deutsche Bank AG
3.300%, 11/16/2022		8,200,000	8,182,459
4.250%, 10/14/2021		4,300,000	4,474,944
Deutsche Bank AG (3 month LIBOR +
0.970%) 2.329%, 07/13/2020 (A)		3,700,000	3,718,858
Deutsche Bank AG (3 month LIBOR +
1.910%) 3.320%, 05/10/2019 (A)		8,400,000	8,578,072
Discover Financial Services (5.500% to
10-30-27, then 3 month LIBOR +
3.076%) 10/30/2027 (D)		5,500,000	5,671,875
Goodman US Finance Three LLC
3.700%, 03/15/2028		5,000,000	4,948,290
HSBC Holdings PLC
3.400%, 03/08/2021		4,900,000	5,017,211
HSBC Holdings PLC (3 month LIBOR +
2.240%) 3.557%, 03/08/2021 (A)		4,100,000	4,322,599
HSBC Holdings PLC (3.033% to
11-22-22, then 3 month LIBOR +
0.923%) 11/22/2023		7,400,000	7,430,191
ING Bank NV
2.625%, 12/05/2022 (C)		3,000,000	3,008,832
Jefferies Finance LLC
7.375%, 04/01/2020 (C)		3,500,000	3,596,250
Jefferies LoanCore LLC
6.875%, 06/01/2020		3,800,000	3,914,000
JPMorgan Chase & Co.
2.400%, 06/07/2021		4,400,000	4,381,561
2.550%, 03/01/2021		3,300,000	3,305,539
2.750%, 06/23/2020		9,100,000	9,183,384
JPMorgan Chase & Co. (3 month
LIBOR + 0.550%) 1.917%,
04/25/2018 (A)		3,200,000	3,205,763
JPMorgan Chase & Co. (3 month
LIBOR + 0.510%) 1.991%,
03/01/2018 (A)		8,500,000	8,508,707
KBC Bank NV (8.000% to 1-25-18, then
5 Year U.S. Swap Rate + 7.097%)
8.000%, 01/25/2023		7,000,000	7,052,500
Lloyds Bank PLC (12.000% to 12-16-24,
then 3 month LIBOR + 11.750%)
12/16/2024 (C)(D)		17,300,000	23,311,231
Lloyds Banking Group PLC (7.000% to
6-27-19, then 5 Year British Pound
Swap Rate + 5.060%) 06/27/2019 (D)	GBP	2,000,000	2,854,268
Mitsubishi UFJ Financial Group, Inc. (3
month LIBOR + 1.880%) 3.361%,
03/01/2021 (A)		$5,000,000	5,193,265
Morgan Stanley
2.125%, 04/25/2018		2,300,000	2,302,133
Morgan Stanley (3 month LIBOR +
1.280%) 2.647%, 04/25/2018 (A)		15,700,000	15,768,107
National Australia Bank, Ltd.
2.250%, 03/16/2021 (C)		4,700,000	4,672,169
Navient Corp.
4.875%, 06/17/2019		600,000	613,500
New York Life Global Funding
2.900%, 01/17/2024 (C)		6,100,000	6,144,365
Nordea Kredit Realkreditaktieselskab
1.000%, 04/01/2018 to 10/01/2018	DKK	297,700,000	48,138,339
Nykredit Realkredit A/S
1.000%, 04/01/2018 to 10/01/2018		275,600,000	44,353,340
2.000%, 04/01/2018 to 10/01/2018		60,000,000	9,717,121
OneMain Financial Holdings LLC
6.750%, 12/15/2019 (C)		$800,000	826,000
7.250%, 12/15/2021 (C)		800,000	830,560
Preferred Term Securities XVI, Ltd. (3
month LIBOR + 0.500%) 1.820%,
03/23/2035 (A)(C)		4,734,319	3,893,978
Preferred Term Securities XX, Ltd. (3
month LIBOR + 0.400%) 1.720%,
03/22/2038 (A)(C)		4,923,216	4,024,729
Realkredit Danmark A/S
1.000%, 01/01/2018 to 04/01/2018	DKK	429,700,000	68,988,266
2.000%, 01/01/2018 (A)		39,000,000	6,244,222
Realty Income Corp.
3.250%, 10/15/2022		$7,600,000	7,734,500
Royal Bank of Canada
2.300%, 03/22/2021		4,700,000	4,691,677
Santander UK Group Holdings PLC
2.875%, 08/05/2021		4,200,000	4,200,038
Simon Property Group LP
2.750%, 06/01/2023		8,400,000	8,384,796
Springleaf Finance Corp.
6.125%, 05/15/2022		2,000,000	2,075,000
Sumitomo Mitsui Banking Corp. (3
month LIBOR + 0.310%) 1.664%,
10/18/2019 (A)		7,000,000	7,002,310
Sumitomo Mitsui Financial Group, Inc.
(3 month LIBOR + 0.740%) 2.094%,
10/18/2022 (A)		6,800,000	6,799,660
Sumitomo Mitsui Financial Group, Inc.
(3 month LIBOR + 1.680%) 2.997%,
03/09/2021 (A)		3,500,000	3,612,950
The Bear Stearns Companies LLC
7.250%, 02/01/2018		12,800,000	12,910,080
The Goldman Sachs Group, Inc.
3.500%, 01/23/2025		8,400,000	8,500,409
The Goldman Sachs Group, Inc. (2.876%
to 10-31-21, then 3 month LIBOR +
0.821%) 10/31/2022		8,200,000	8,187,120
The Royal Bank of Scotland Group PLC
(7.648% to 9-30-31, then 3 month
LIBOR + 2.500%) 09/30/2031 (D)		5,000,000	6,450,000
The Toronto-Dominion Bank
2.250%, 03/15/2021 (C)		1,000,000	995,367
2.500%, 01/18/2023 (C)		6,900,000	6,900,594
UBS AG (3 month LIBOR + 0.850%)
2.331%, 06/01/2020 (A)		300,000	303,811
UBS AG (3 month LIBOR + 0.320%)
1.637%, 12/07/2018 (A)(C)		6,900,000	6,911,247
UBS AG (3 month LIBOR + 0.580%)
1.897%, 06/08/2020 (A)(C)		7,800,000	7,841,309

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
UBS Group Funding Switzerland AG
3.000%, 04/15/2021 (C)		$12,900,000	$13,007,477
4.125%, 04/15/2026 (C)		4,900,000	5,129,862
Wells Fargo & Company (3 month
LIBOR + 1.230%) 2.610%,
10/31/2023 (A)		5,800,000	5,953,584
Wells Fargo & Company, Series K
(7.980% to 3-15-18, then 3 month
LIBOR + 3.770%) 03/15/2018 (D)		5,800,000	5,890,480
Wells Fargo Bank NA (3 month LIBOR
+ 0.650%) 1.966%, 12/06/2019 (A)		3,700,000	3,733,717
Westpac Banking Corp.
2.100%, 02/25/2021 (C)		6,200,000	6,145,563
			643,703,859
Health care – 1.4%
Aetna, Inc. (3 month LIBOR + 0.650%)
1.967%, 12/08/2017 (A)		11,000,000	11,000,564
Allergan Funding SCS
3.450%, 03/15/2022		700,000	711,651
Baxalta, Inc.
2.875%, 06/23/2020		5,500,000	5,539,904
Becton, Dickinson and Company
2.133%, 06/06/2019		5,000,000	4,984,154
Endo Finance LLC
5.750%, 01/15/2022 (C)		1,750,000	1,443,750
Forest Laboratories LLC
5.000%, 12/15/2021 (C)		6,500,000	6,978,615
Zimmer Biomet Holdings, Inc.
2.700%, 04/01/2020		3,800,000	3,803,268
			34,461,906
Industrials – 1.2%
Asciano Finance, Ltd.
5.000%, 04/07/2018		4,600,000	4,640,162
International Lease Finance Corp.
3.875%, 04/15/2018		1,500,000	1,509,843
7.125%, 09/01/2018 (C)		1,900,000	1,968,735
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2022 (C)(E)		6,721,000	3,461,315
Odebrecht Offshore Drilling
Finance, Ltd.
6.625%, 10/01/2023 (C)(E)		503,160	174,848
Owens Corning
4.200%, 12/01/2024		3,200,000	3,344,737
Park Aerospace Holdings, Ltd.
4.500%, 03/15/2023 (C)		7,000,000	6,790,000
Textron, Inc. (3 month LIBOR +
0.550%) 1.960%, 11/10/2020 (A)		5,700,000	5,696,733
			27,586,373
Information technology – 0.7%
Dell International LLC
5.450%, 06/15/2023 (C)		4,200,000	4,530,011
DXC Technology Company (3 month
LIBOR + 0.950%) 2.431%,
03/01/2021 (A)		6,600,000	6,624,079
Hewlett Packard Enterprise Company
2.850%, 10/05/2018		5,900,000	5,935,886
			17,089,976
Materials – 0.3%
Rio Oil Finance Trust Series 2014-1
9.250%, 07/06/2024 (C)		566,729	613,484
Rio Oil Finance Trust Series 2014-3
9.750%, 01/06/2027 (C)		5,449,211	5,885,148
			6,498,632
Alexandria Real Estate Equities, Inc.
4.300%, 01/15/2026		4,000,000	4,194,638
National Retail Properties, Inc.
3.500%, 10/15/2027		5,900,000	5,751,344
Physicians Realty LP
4.300%, 03/15/2027		7,250,000	7,365,499
Public Storage
3.094%, 09/15/2027		5,900,000	5,848,834
Tesco Property Finance 6 PLC
5.411%, 07/13/2044	GBP	3,315,545	5,109,881
			28,270,196
Telecommunication services – 0.8%
AT&T, Inc.
2.800%, 02/17/2021		$2,900,000	2,911,903
AT&T, Inc. (3 month LIBOR + 0.650%)
2.009%, 01/15/2020 (A)		700,000	703,209
AT&T, Inc. (3 month LIBOR + 0.950%)
2.309%, 07/15/2021 (A)		5,500,000	5,578,595
Verizon Communications, Inc.
2.946%, 03/15/2022		2,070,000	2,081,827
3.376%, 02/15/2025 (C)		2,958,000	2,954,960
Verizon Communications, Inc. (3 month
LIBOR + 0.550%) 1.996%,
05/22/2020 (A)		5,400,000	5,424,810
			19,655,304
Utilities – 1.5%
Broadcom Corp.
3.625%, 01/15/2024 (C)		5,900,000	5,840,867
FirstEnergy Corp.
3.900%, 07/15/2027		2,000,000	2,040,405
Florida Power & Light Company
3.700%, 12/01/2047		4,300,000	4,403,391
Pacific Gas & Electric Company
3.300%, 12/01/2027 (C)		4,800,000	4,773,326
Sempra Energy (3 month LIBOR +
0.450%) 1.732%, 03/15/2021 (A)		6,900,000	6,900,276
Southern Power Company (3 month
LIBOR + 0.550%) 1.986%,
12/20/2020 (A)(C)		6,900,000	6,897,818
The Southern Company (3 month
LIBOR + 0.700%) 2.035%,
09/30/2020 (A)(C)		5,800,000	5,835,734
			36,691,817
TOTAL CORPORATE BONDS (Cost
$899,585,710)			$909,780,197

MUNICIPAL BONDS – 0.5%
Chicago Transit Authority, Series A
(Illinois)
6.300%, 12/01/2021		140,000	148,457
City of Chicago (Illinois)
5.633%, 01/01/2020		2,100,000	2,143,470
7.750%, 01/01/2042		1,600,000	1,771,712
Iowa Tobacco Settlement Authority
6.500%, 06/01/2023		505,000	511,535
State of Illinois, GO
5.665%, 03/01/2018		2,145,000	2,163,168
University of California
6.270%, 05/15/2031		5,300,000	5,573,957
TOTAL MUNICIPAL BONDS (Cost
$11,791,023)			$12,312,299

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS – 10.0%
Commercial and residential – 7.4%
Alternative Loan Trust
Series 2007-J1, Class 2A8
6.000%, 03/25/2037	$1,981,318	$1,364,080
American Home Mortgage Investment
Trust
Series 2004-4, Class 4A (6 month
LIBOR + 2.000%)
3.573%, 02/25/2045 (A)	54,251	55,323
Banc of America Mortgage Trust
Series 2005-F, Class 2A2
3.712%, 07/25/2035 (A)	789,304	737,110
BCAP LLC Trust
Series 2011-RR4, Class 8A1,
5.250%, 02/26/2036 (A)(C)	1,518,287	1,268,997
Series 2011-RR5, Class 12A1,
5.010%, 03/26/2037 (C)	373,753	367,059
Series 2011-RR5, Class 5A1,
5.250%, 08/26/2037 (A)(C)	2,062,743	2,115,842
Series 2012-RR10, Class 8A2,
4.000%, 03/26/2036 (A)(C)	877,046	875,646
Bear Stearns Adjustable Rate
Mortgage Trust
Series 2004-8, Class 2A1,
3.614%, 11/25/2034 (A)	654,665	637,117
Series 2005-1, Class 2A1,
3.435%, 03/25/2035 (A)	1,361,711	1,329,519
Series 2003-8, Class 2A1,
3.616%, 01/25/2034 (A)	155,582	158,545
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1,
3.586%, 09/25/2035 (A)	376,254	333,252
Series 2005-8, Class 21A1,
3.528%, 10/25/2035 (A)	3,923,442	3,895,844
Bella Vista Mortgage Trust
Series 2005-1, Class 2A (1 month
LIBOR + 0.540%)
1.834%, 02/22/2035 (A)	1,291,980	1,226,412
CGMS Commercial Mortgage Trust
Series 2017-MDRA, Class A
3.656%, 07/10/2030 (C)	3,000,000	3,047,795
Citigroup Commercial Mortgage Trust
Series 2017-1500, Class A
2.100%, 07/15/2032 (A)(C)	5,600,000	5,601,418
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class A1A (1 Year
CMT + 2.400%),
3.430%, 05/25/2035 (A)	190,093	190,745
Series 2005-11, Class A2A (1 Year
CMT + 2.400%),
3.630%, 10/25/2035 (A)	1,603,552	1,617,556
Series 2005-6, Class A1R (1 Year
CMT + 2.100%),
3.410%, 09/25/2035 (A)	1,745,581	1,764,757
Countrywide Alternative Loan Trust
Series 2004-27CB, Class A1,
6.000%, 12/25/2034	1,918,032	1,930,604
Series 2005-31, Class 2A1 (1 month
LIBOR + 0.300%),
1.629%, 08/25/2035 (A)	4,043,098	3,758,324
Series 2006-OC7, Class 2A2A (1
month LIBOR + 0.170%),
1.499%, 07/25/2046 (A)	2,848,360	2,715,788
Series 2007-OA6, Class A1B (1
month LIBOR + 0.200%),
1.529%, 06/25/2037 (A)	4,772,529	4,529,727
Series 2005-62, Class 2A1 (12 month
Treasury Average Index + 1.000%),
2.001%, 12/25/2035 (A)	2,399,892	2,228,832
Series 2005-81, Class A1 (1 month
LIBOR + 0.280%),
1.609%, 02/25/2037 (A)	2,845,796	2,591,673
Countrywide Home Loan Mortgage Pass
Through Trust
Series 2004-22, Class A3,
3.491%, 11/25/2034 (A)	547,194	545,302
Series 2004-HYB9, Class 1A1,
3.432%, 02/20/2035 (A)	595,344	601,060
Series 2005-HYB9, Class 3A2A (12
month LIBOR + 1.750%),
3.462%, 02/20/2036 (A)	126,433	111,913
Credit Suisse Commercial Mortgage
Trust
Series 2010-18, Class R
3.297%, 04/26/2038 (A)(C)	827,778	822,941
CSAIL Commercial Mortgage Trust
Series 2016-C7, Class ASB
3.314%, 11/15/2049	3,000,000	3,067,356
First Horizon Mortgage Pass-Through
Trust
Series 2004-AR7, Class 4A1
3.229%, 02/25/2035 (A)	798,917	797,917
GreenPoint Mortgage Funding Trust
Series 2006-AR2, Class 4A1 (12
month Treasury Average Index +
2.000%),
3.001%, 03/25/2036 (A)	2,919,765	2,709,629
Series 2006-AR8, Class 1A1A (1
month LIBOR + 0.080%),
1.409%, 01/25/2047 (A)	0	4
GS Mortgage Securities Corp Trust
Series 2016-RENT, Class A
3.203%, 02/10/2029 (C)	4,700,000	4,760,307
GS Mortgage Securities Trust
Series 2016-GS4, Class 225B
2.994%, 11/10/2029 (C)	3,305,000	3,311,412
GSMPS Mortgage Loan Trust
Series 2006-RP1, Class 1AF2 (1
month LIBOR + 0.350%)
1.679%, 01/25/2036 (A)(C)	248,316	214,093
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1,
3.374%, 09/25/2035 (A)	4,843,209	4,939,184
Series 2005-AR7, Class 6A1,
3.635%, 11/25/2035 (A)	518,303	511,987
HarborView Mortgage Loan Trust
Series 2005-2, Class 2A1A (1 month
LIBOR + 0.440%)
1.723%, 05/19/2035 (A)	163,511	156,920
Hilton USA Trust
Series 2016-SFP, Class A
2.828%, 11/05/2035 (C)	5,800,000	5,750,227

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
HomeBanc Mortgage Trust
Series 2005-4, Class A1 (1 month
LIBOR + 0.270%)
1.599%, 10/25/2035 (A)		$3,608,395	$3,607,367
IndyMac INDX Mortgage Loan Trust
Series 2006-R1, Class A3
3.335%, 12/25/2035 (A)		4,190,797	4,018,695
JPMorgan Alternative Loan Trust
Series 2006-S3, Class A6
6.120%, 08/25/2036		1,399,100	1,420,074
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2016-ATRM, Class A,
2.962%, 10/05/2028 (C)		5,026,978	5,023,588
Series 2016-FLRR, Class AFL (1
month LIBOR + 1.450%),
2.700%, 01/15/2033 (A)(C)		1,929,609	1,929,607
Series 2016-JP4, Class ASB,
3.474%, 12/15/2049 (A)		5,000,000	5,156,901
JPMorgan Mortgage Trust
Series 2005-S3, Class 1A2
5.750%, 01/25/2036		66,012	56,645
Landmark Mortgage Securities No 3
PLC
Series 3, Class A (3 month GBP
LIBOR + 0.280%)
0.664%, 04/17/2044 (A)	GBP	1,846,386	2,401,811
Lehman XS Trust
Series 2007-4N, Class 3A2A (12
month Treasury Average Index +
0.750%)
1.751%, 03/25/2047 (A)		$3,595,645	3,477,301
Merrill Lynch Alternative Note Asset
Trust
Series 2007-F1, Class 2A8
6.000%, 03/25/2037		2,732,691	2,199,365
Merrill Lynch Mortgage Investors Trust
Series 2005-1, Class 2A5,
3.147%, 04/25/2035 (A)		222,320	213,341
Series 2005-2, Class 1A (6 month
LIBOR + 1.250%),
2.665%, 10/25/2035 (A)		2,036,811	2,039,467
Series 2005-2, Class 3A (1 month
LIBOR + 1.000%),
2.242%, 10/25/2035 (A)		124,891	119,008
Series 2005-3, Class 4A (1 month
LIBOR + 0.250%),
1.579%, 11/25/2035 (A)		30,023	28,697
Series 2005-A6, Class 2A3 (1 month
LIBOR + 0.380%),
1.709%, 08/25/2035 (A)		836,127	826,605
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2016-C32, Class ASB
3.514%, 12/15/2049		2,500,000	2,586,738
Morgan Stanley Capital I Trust
Series 2014-CPT, Class AM,
3.516%, 07/13/2029 (A)(C)		4,800,000	4,903,985
Series 2016-UB12, Class ASB,
3.436%, 12/15/2049		3,000,000	3,043,391
Morgan Stanley Re-REMIC Trust
Series 2010-R4, Class 4B (1 month
LIBOR + 0.230%)
1.871%, 02/26/2037 (A)(C)		5,703,041	4,549,540
Opteum Mortgage Acceptance Corp.
Series 2005-5, Class 1A1D (1 month
LIBOR + 0.380%)
1.709%, 12/25/2035 (A)		1,248,032	1,223,050
PHH Alternative Mortgage Trust
Series 2007-1, Class 1A1 (1 month
LIBOR + 0.160%)
1.489%, 02/25/2037 (A)		6,860,104	6,026,729
RBSGC Mortgage Loan Trust
Series 2005-A, Class 1A
5.500%, 04/25/2035		1,369,564	1,324,718
RBSSP Resecuritization Trust
Series 2011-3, Class 2A1 (1 month
LIBOR + 0.250%),
1.488%, 02/26/2037 (A)(C)		2,330,591	2,269,975
Series 2011-4, Class 6A1 (1 month
LIBOR + 0.240%),
1.478%, 06/27/2036 (A)(C)		1,900,000	1,623,679
Residential Accredits Loans, Inc. Trust
Series 2005-QS13, Class 2A1 (1
month LIBOR + 0.700%),
2.028%, 09/25/2035 (A)		2,661,971	2,264,864
Series 2007-QO3, Class A1 (1 month
LIBOR + 0.160%),
1.489%, 03/25/2047 (A)		2,410,368	2,201,132
Residential Asset Securitization Trust
Series 2005-A1, Class A1
5.500%, 04/25/2035		2,773,452	2,836,389
Residential Funding Mortgage Securities
I Trust
Series 2004-S9, Class 1A23
5.500%, 12/25/2034		34,333	34,684
RMAC PLC
Series 2005-NS1X, Class A2A (3
month GBP LIBOR + 0.130%)
0.422%, 06/12/2037 (A)	GBP	256,958	331,812
Sequoia Mortgage Trust
Series 6, Class A (1 month LIBOR +
0.640%)
1.923%, 04/19/2027 (A)		$1,508,750	1,425,163
Structured Adjustable Rate Mortgage
Loan Trust
Series 2005-1, Class 2A
3.430%, 02/25/2035 (A)		8,476,402	8,425,924
Structured Asset Mortgage Investments
II Trust
Series 2005-AR5, Class A3 (1 month
LIBOR + 0.250%),
1.533%, 07/19/2035 (A)		624,234	606,800
Series 2005-AR8, Class A1A (1 month
LIBOR + 0.280%),
1.609%, 02/25/2036 (A)		261,966	248,036
Series 2007-AR2, Class 2A1 (1 month
LIBOR + 0.130%),
1.589%, 03/25/2037 (A)		1,393,309	1,049,948
TBW Mortgage-Backed Trust
Series 2006-4, Class A3 (1 month
LIBOR + 0.200%)
1.528%, 09/25/2036 (A)		474,722	473,858

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
WaMu Mortgage
Pass-Through Certificates
Series 2002-AR17, Class 1A (12
month Treasury Average Index +
1.200%),
2.201%, 11/25/2042 (A)	$74,398	$70,453
Series 2002-AR9, Class 1A (12 month
Treasury Average Index + 1.400%),
2.401%, 08/25/2042 (A)	189,575	182,946
Series 2004-CB1, Class 6A,
6.000%, 06/25/2034	1,599,577	1,733,527
Series 2004-CB4, Class 11A,
6.000%, 12/25/2034	4,773,043	5,148,777
Series 2005-AR13, Class A1A1 (1
month LIBOR + 0.290%),
1.619%, 10/25/2045 (A)	7,298,208	7,325,464
Series 2005-AR19, Class A1A1 (1
month LIBOR + 0.270%),
1.599%, 12/25/2045 (A)	1,030,142	996,890
Series 2006-8, Class A6,
4.522%, 10/25/2036	3,344,523	2,167,027
Wells Fargo Mortgage Backed
Securities Trust
Series 2004-CC, Class A1,
3.262%, 01/25/2035 (A)	298,650	303,995
Series 2005-AR4, Class 1A3,
3.259%, 04/25/2035 (A)	3,618,463	3,667,071
Series 2006-AR10, Class 1A1,
3.338%, 07/25/2036 (A)	1,127,017	1,095,151
Series 2006-AR2, Class 2A1,
3.392%, 03/25/2036 (A)	805,166	814,559
Series 2006-AR2, Class 2A5,
3.392%, 03/25/2036 (A)	1,279,077	1,260,046
		177,377,010
U.S. Government Agency – 2.6%
Federal Home Loan Mortgage Corp.
Series 2204, Class Z,
7.500%, 12/20/2029	141,633	160,625
Series 2362, Class ZA,
6.500%, 09/15/2031	81,313	96,732
Series 2503, Class PZ,
6.000%, 09/15/2032	238,710	271,908
Series 2906, Class GZ,
5.000%, 09/15/2034	99,888	108,583
Series 2935, Class HJ,
5.000%, 02/15/2035	100,285	108,386
Series 4611, Class BF (1 month
LIBOR + 0.400%),
1.650%, 06/15/2041 (A)	5,600,322	5,617,742
Series 4620, Class AF (1 month
LIBOR + 0.440%),
1.675%, 11/15/2042 (A)	6,217,260	6,229,420
Series T-63, Class 1A1 (12 month
Treasury Average Index + 1.200%),
2.089%, 02/25/2045 (A)	64,334	64,670
Federal National Mortgage Association
Series 2002-56, Class ZQ,
6.000%, 09/25/2032	1,024,251	1,154,929
Series 2003-23, Class KP,
5.000%, 04/25/2033	96,472	104,799
Series 2003-W1, Class 1A1,
6.500%, 12/25/2042 (A)	106,496	114,058
Series 2003-W6, Class F (1 month
LIBOR + 0.350%),
1.588%, 09/25/2042 (A)	524,402	521,474
Series 2005-120, Class NF (1 month
LIBOR + 0.100%),
1.428%, 01/25/2021 (A)	1,820	1,819
Series 2005-9, Class ZA,
5.000%, 02/25/2035	224,072	244,844
Series 2006-5, Class 3A2,
3.317%, 05/25/2035 (A)	56,412	59,418
Series 2007-73, Class A1 (1 month
LIBOR + 0.060%),
1.388%, 07/25/2037 (A)	371,435	364,422
Series 2015-38, Class DF (1 month
LIBOR + 0.310%),
1.545%, 06/25/2055 (A)	4,954,913	4,947,887
Series 2016-62, Class AF (1 month
LIBOR + 0.450%),
1.685%, 09/25/2046 (A)	2,544,683	2,549,837
Government National
Mortgage Association
Series 2005-21, Class Z,
5.000%, 03/20/2035	352,425	389,917
Series 2015-H31, Class FT (1 month
LIBOR + 0.650%),
1.883%, 11/20/2065 (A)	4,789,418	4,808,536
Series 2016-154, Class WF (1 month
LIBOR + 0.400%),
1.642%, 11/20/2045 (A)	3,543,334	3,541,216
Series 2016-H07, Class FK (1 month
LIBOR + 1.000%),
2.233%, 03/20/2066 (A)	8,118,645	8,260,592
Series 2016-H20, Class PT,
4.236%, 09/20/2066 (A)	5,829,383	6,405,854
Series 2017-H01, Class FC (1 month
LIBOR + 0.950%),
2.183%, 12/20/2066 (A)	4,901,330	4,975,073
Series 2017-H07, Class FG (1 month
LIBOR + 0.460%),
1.693%, 02/20/2067 (A)	5,125,204	5,113,354
Series 2017-H18, Class FB (12 month
LIBOR + 0.800%),
2.500%, 09/20/2067 (A)	5,009,446	5,181,673
		61,397,768
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $234,153,271)		$238,774,778

ASSET BACKED SECURITIES – 14.7%
Allegro CLO I, Ltd.
Series 2013-1A, Class A1R (3 month
LIBOR + 1.220%)
2.598%, 01/30/2026 (A)(C)	6,000,000	6,003,186
Ally Auto Receivables Trust
Series 2014-1, Class B
1.840%, 08/15/2019	5,300,000	5,300,138
AmeriCredit Automobile Receivables
Trust
Series 2017-1, Class A2A
1.510%, 05/18/2020	3,704,608	3,699,882

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
ASSET BACKED SECURITIES (continued)
Anchorage Capital CLO 4, Ltd.
Series 2014-4A, Class A1BR (3 month
LIBOR + 1.140%)
2.518%, 07/28/2026 (A)(C)		$4,600,000	$4,607,300
Apidos CLO XVI
Series 2013-16A, Class A1R (3 month
LIBOR + 0.980%)
2.337%, 01/19/2025 (A)(C)		4,000,000	4,001,240
Apidos CLO XVIII
Series 2014-18A, Class A1R (3 month
LIBOR + 1.120%)
2.483%, 07/22/2026 (A)(C)		4,500,000	4,504,896
Ares XXIX CLO, Ltd.
Series 2014-1A, Class A1R (3 month
LIBOR + 1.190%)
2.543%, 04/17/2026 (A)(C)		5,000,000	5,030,955
AUTO ABS
Series 2012-3, Class A
0.030%, 09/27/2024	EUR	76,311	90,867
Bayview Opportunity Master Fund IIIb
Trust
Series 2017-RN6, Class A1
3.105%, 08/28/2032 (C)		$4,789,958	4,783,676
Bear Stearns Asset Backed Securities
Trust
Series 2005-1, Class M2 (1 month
LIBOR + 2.100%)
3.429%, 03/25/2035 (A)		2,067,096	2,063,984
BlueMountain CLO, Ltd.
Series 2013-3A, Class AR (3 month
LIBOR + 0.890%)
2.268%, 10/29/2025 (A)(C)		5,500,000	5,500,413
BNC Mortgage Loan Trust
Series 2007-2, Class A2 (1 month
LIBOR + 0.100%)
1.429%, 05/25/2037 (A)		56,625	56,600
Brookside Mill CLO, Ltd.
Series 2013-1A, Class A1 (3 month
LIBOR + 1.150%)
2.503%, 04/17/2025 (A)(C)		1,987,701	1,990,134
Carlyle Global Market Strategies
CLO, Ltd.
Series 2014-5A, Class A1R (3 month
LIBOR + 1.140%)
2.499%, 10/16/2025 (A)(C)		5,000,000	5,013,980
Cent CLO 21, Ltd.
Series 2014-21A, Class A1BR (3
month LIBOR + 1.210%)
2.584%, 07/27/2026 (A)(C)		5,200,000	5,213,957
Chase Issuance Trust
Series 2017-A1, Class A (1 month
LIBOR + 0.300%)
1.550%, 01/18/2022 (A)		5,100,000	5,118,973
CIT Mortgage Loan Trust
Series 2007-1, Class 1A (1 month
LIBOR + 1.350%)
2.678%, 10/25/2037 (A)(C)		4,506,919	4,529,240
Citigroup Mortgage Loan Trust
Series 2004-OPT1, Class, M3 (1
month LIBOR + 0.945%)
2.274%, 10/25/2034 (A)		5,000,000	4,985,840
Series 2007-AMC1, Class A1 (1
month LIBOR + 0.160%)
1.489%, 12/25/2036 (A)(C)		3,151,294	2,076,575
Countrywide Asset-Backed Certificates
Series 2005-1, Class MV6 (1 month
LIBOR + 0.730%)
2.059%, 07/25/2035 (A)		4,300,000	4,369,812
Series 2005-17, Class MV1 (1 month
LIBOR + 0.460%)
1.789%, 05/25/2036 (A)		5,300,000	5,235,175
Series 2005-BC4, Class M7 (1 month
LIBOR + 1.725%)
3.054%, 05/25/2035 (A)		2,000,000	2,045,483
Series 2006-11, Class 2AV (1 month
LIBOR + 0.150%)
1.479%, 09/25/2046 (A)		2,584,906	2,564,707
Series 2006-25, Class 2A4 (1 month
LIBOR + 0.220%)
1.549%, 06/25/2047 (A)		9,100,000	8,102,899
Series 2006-26, Class 1A (1 month
LIBOR + 0.140%)
1.469%, 06/25/2037 (A)		3,251,056	2,946,832
Series 2007-9, Class 1A (1 month
LIBOR + 0.200%)
1.528%, 06/25/2047 (A)		2,867,693	2,416,070
Credit-Based Asset Servicing &
Securitization LLC
Series 2007-CB6, Class A3 (1 month
LIBOR + 0.220%)
1.458%, 07/25/2037 (A)(C)		3,389,102	2,262,819
CVP Cascade CLO-1, Ltd.
Series 2013-CLO1, Class A1R (3
month LIBOR + 1.150%)
2.509%, 01/16/2026 (A)(C)		4,500,000	4,500,833
Dryden XXV Senior Loan Fund
Series 2012-25A, Class ARR (3 month
LIBOR + 0.900%)
2.259%, 10/15/2027 (A)		5,900,000	5,899,947
DT Auto Owner Trust
Series 2017-1A, Class A
1.560%, 06/15/2020 (C)		1,939,723	1,938,175
EMC Mortgage Loan Trust
Series 2001-A Class A (1 month
LIBOR + 0.740%)
2.069%, 05/25/2040 (A)(C)		228,726	213,005
Emerson Park CLO, Ltd.
Series 2013-1A, Class A1AR (3
month LIBOR + 0.980%)
2.339%, 07/15/2025 (A)(C)		3,498,620	3,498,949
Exeter Automobile Receivables Trust
Series 2017-1A, Class A
1.960%, 03/15/2021 (C)		2,550,786	2,543,765
First Franklin Mortgage Loan Trust
Series 2006-FF17, Class A5 (1 month
LIBOR + 0.150%)
1.479%, 12/25/2036 (A)		2,494,216	2,065,186
First Investors Auto Owner Trust
Series 2017-1A, Class A1
1.690%, 04/15/2021 (C)		3,191,156	3,185,652
Flagship CLO VIII, Ltd.
Series 2014-8A, Class AR (3 month
LIBOR + 1.250%)
2.609%, 01/16/2026 (A)(C)		5,000,000	5,016,805
Flagship VII, Ltd.
Series 2013-7A, Class A1R (3 month
LIBOR + 1.120%)
2.483%, 01/20/2026 (A)(C)		5,000,000	5,001,565

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
ASSET BACKED SECURITIES (continued)
Galaxy XVI CLO, Ltd.
Series 2013-16A, Class A1R (3 month
LIBOR + 1.130%)
2.549%, 11/16/2025 (A)(C)		$5,300,000	$5,300,413
GM Financial Automobile Leasing Trust
Series 2017-1, Class A2A
1.670%, 09/20/2019		5,260,915	5,256,989
GM Financial Consumer Automobile
Series 2017-1A, Class A2A
1.510%, 03/16/2020 (C)		5,023,284	5,018,659
Golden Credit Card Trust
Series 2017-1A, Class A (1 month
LIBOR + 0.400%)
1.650%, 02/15/2021 (A)(C)		5,000,000	5,013,924
Goldentree Loan Opportunities VIII, Ltd.
Series 2014-8A, Class AR (3 month
LIBOR + 1.210%)
2.567%, 04/19/2026 (A)(C)		5,000,000	4,999,995
GSAA Trust
Series 2005-7, Class AF4
5.058%, 05/25/2035		3,100,000	3,165,046
GSAMP Trust
Series 2007-FM1, Class A2A (1
month LIBOR + 0.070%)
1.399%, 12/25/2036 (A)		230,186	121,637
Harbourmaster Pro-Rata CLO 3 BV
Series PR3A, Class A2 (3 month
EURIBOR + 0.360%)
0.031%, 09/20/2023 (A)(C)	EUR	1,654,859	1,969,015
HSI Asset Loan Obligation Trust
Series 2007-WF1, Class A1 (1 month
LIBOR + 0.060%)
1.389%, 12/25/2036 (A)		$372,467	171,438
Hyundai Auto Lease Securitization Trust
Series 2017-B, Class A2A
1.690%, 12/16/2019 (C)		5,000,000	4,994,225
JMP Credit Advisors CLO III, Ltd.
Series 2014-1A, Class AR (3 month
LIBOR + 1.240%)
2.593%, 10/17/2025 (A)(C)		5,300,000	5,311,119
Kitty Hawk CLO LLC
Series 2015-1A, Class A1R (3 month
LIBOR + 1.210%)
2.569%, 04/15/2027 (A)(C)		4,000,000	4,000,268
Mastr Asset Backed Securities Trust
Series 2005-WF1, Class M2 (1 month
LIBOR + 0.645%)
1.974%, 06/25/2035 (A)		1,068,158	1,069,833
Series 2006-NC2, Class A3 (1 month
LIBOR + 0.110%)
1.439%, 08/25/2036 (A)		2,571,484	1,403,758
Series 2007-HE2, Class A1 (1 month
LIBOR + 1.150%)
2.479%, 08/25/2037 (A)		3,800,823	3,021,757
Merrill Lynch Mortgage Investors Trust
Series 2006-HE6, Class A2C (1 month
LIBOR + 0.230%)
1.559%, 11/25/2037 (A)		2,745,284	1,595,459
Morgan Stanley ABS Capital I, Inc.
Trust
Series 2006-HE6, Class A2D (1 month
LIBOR + 0.240%)
1.569%, 09/25/2036 (A)		5,843,556	3,095,135
Series 2006-WMC1, Class A2C (1
month LIBOR + 0.310%)
1.639%, 12/25/2035 (A)		2,302,227	2,234,320
Morgan Stanley Capital I, Inc. Trust
Series 2006-HE2, Class A2C (1 month
LIBOR + 0.180%)
1.509%, 03/25/2036 (A)		99,057	80,389
Morgan Stanley Home Equity Loan Trust
Series 2007-2, Class A2 (1 month
LIBOR + 0.170%)
1.499%, 04/25/2037 (A)		1,169,639	715,755
Mountain Hawk III CLO, Ltd.
Series 2014-3A, Class AR (3 month
LIBOR + 1.200%)
2.554%, 04/18/2025 (A)(C)		4,500,000	4,505,130
MP CLO V, Ltd.
Series 2014-A1, Class AR (3 month
LIBOR + 1.250%)
2.604%, 07/18/2026 (A)(C)		5,100,000	5,108,002
Navient Student Loan Trust
Series 2017-3A, Class A1 (1 month
LIBOR + 0.300%)
1.628%, 07/26/2066 (A)(C)		5,021,226	5,027,333
New Century Home Equity Loan Trust
Series 2005-2, Class M4 (1 month
LIBOR + 0.945%)
2.274%, 06/25/2035 (A)		3,067,429	2,935,808
Series 2005-4, Class M2 (1 month
LIBOR + 0.510%)
1.839%, 09/25/2035 (A)		600,000	595,194
Series 2005-C, Class A2C (1 month
LIBOR + 0.250%)
1.579%, 12/25/2035 (A)		639,133	638,275
Northwoods Capital X, Ltd.
Series 2013-10A, Class A1R (3 month
LIBOR + 1.080%)
2.471%, 11/04/2025 (A)(C)		4,500,000	4,501,242
Oak Hill Credit Partners X, Ltd.
Series 2014-10A, Class AR (3 month
LIBOR + 1.130%)
2.493%, 07/20/2026 (A)(C)		5,000,000	5,020,330
Oaktree CLO, Ltd.
Series 2014-2A, Class A1AR (3
month LIBOR + 1.220%)
2.583%, 10/20/2026 (A)(C)		5,200,000	5,210,150
Octagon Investment Partners XIX, Ltd.
Series 2014-1A, Class AR (3 month
LIBOR + 1.100%)
2.459%, 04/15/2026 (A)(C)		5,000,000	5,003,730
OHA Credit Partners IX, Ltd.
Series 2013-9A, Class A1R (3 month
LIBOR + 1.010%)
2.373%, 10/20/2025 (A)(C)		5,000,000	5,009,160
Ownit Mortgage Loan Asset Backed
Certificates
Series 2006-1, Class AF2
3.402%, 10/25/2035		2,175,103	1,386,495
OZLM Funding V, Ltd.
Series 2013-5A, Class A1R (3 month
LIBOR + 1.130%)
2.483%, 01/17/2026 (A)(C)		5,300,000	5,302,279
OZLM IX, Ltd.
Series 2014-9A, Class A1R (3 month
LIBOR + 1.220%)
2.583%, 01/20/2027 (A)(C)		5,400,000	5,423,355
Palmer Square CLO, Ltd.
Series 2013-1A, Class A1R (3 month
LIBOR + 0.970%)
2.386%, 05/15/2025 (A)(C)		2,556,311	2,561,370

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Palmer Square CLO, Ltd. (continued)
Series 2013-2A, Class A1AR (3
month LIBOR + 1.220%)
2.573%, 10/17/2027 (A)(C)	$4,500,000	$4,532,661
Park Place Securities, Inc.
Series 2005-WCW3, Class M1 (1
month LIBOR + 0.480%)
1.809%, 08/25/2035 (A)	497,718	495,764
Series 2005-WCW3, Class M2 (1
month LIBOR + 0.490%)
1.819%, 08/25/2035 (A)	2,000,000	1,812,999
RASC Trust
Series 2005-KS4, Class M2 (1 month
LIBOR + 0.870%)
2.199%, 05/25/2035 (A)	892,481	897,956
Regatta V Funding, Ltd.
Series 2014-1A, Class A1BR (3 month
LIBOR + 1.160%)
2.527%, 10/25/2026 (A)(C)	5,300,000	5,312,365
Saratoga Investment Corp. CLO, Ltd.
Series 2013-1A, Class A1R (3 month
LIBOR + 1.550%)
2.913%, 10/20/2025 (A)(C)	4,500,000	4,533,305
Securitized Asset Backed
Receivables LLC Trust
Series 2006-FR3, Class A3 (1 month
LIBOR + 0.250%)
1.579%, 05/25/2036 (A)	2,114,318	1,282,868
Series 2007-HE1, Class A2A (1 month
LIBOR + 0.060%)
1.389%, 12/25/2036 (A)	409,218	150,968
Securitized Term Auto Receivables Trust
Series 2017-1A, Class A2A
1.510%, 04/25/2019 (C)	3,360,756	3,357,753
Seneca Park CLO, Ltd.
Series 2014-1A, Class AR (3 month
LIBOR + 1.120%)
2.473%, 07/17/2026 (A)(C)	3,000,000	3,011,703
SLM Student Loan Trust
Series 2007-3, Class A3 (3 month
LIBOR + 0.040%)
1.407%, 04/25/2019 (A)	1,367,577	1,363,394
Series 2008-9, Class A (3 month
LIBOR + 1.500%)
2.867%, 04/25/2023 (A)	3,062,887	3,136,100
SoFi Consumer Loan Program LLC
Series 2016-3, Class A
3.050%, 12/26/2025 (C)	3,465,007	3,490,414
SoFi Professional Loan Program LLC
Series 2017-B, Class A1FX
1.830%, 05/25/2040 (C)	4,653,525	4,645,081
Specialty Underwriting & Residential
Finance Trust
Series 2005-BC2, Class M3 (1 month
LIBOR + 0.975%)
2.304%, 12/25/2035 (A)	2,118,538	2,113,166
SpringCastle America Funding LLC
Series 2016-AA, Class A
3.050%, 04/25/2029 (C)	3,470,045	3,497,745
Staniford Street CLO, Ltd.
Series 2014-1A, Class AR (3 month
LIBOR + 1.180%)
2.500%, 06/15/2025 (A)(C)	5,000,000	5,002,580
Structured Asset Investment Loan Trust
Series 2006-1, Class A4 (1 month
LIBOR + 0.310%)
1.639%, 01/25/2036 (A)	6,700,000	6,164,372
Sudbury Mill CLO, Ltd.
Series 2013-1A, Class A1R (3 month
LIBOR + 1.150%)
2.503%, 01/17/2026 (A)(C)	4,400,000	4,400,832
Series 2013-1A, Class A2R (3 month
LIBOR + 1.170%)
2.523%, 01/17/2026 (A)(C)	4,400,000	4,400,950
TICP CLO, Ltd.
Series 2014-1A, Class A1R (3 month
LIBOR + 1.180%)
2.551%, 04/26/2026 (A)(C)	4,000,000	4,014,408
Series 2014-2A, Class A1AR (3
month LIBOR + 1.160%)
2.523%, 07/20/2026 (A)(C)	4,000,000	4,013,788
Series 2014-3A, Class AR (3 month
LIBOR + 1.180%)
2.543%, 01/20/2027 (A)(C)	4,300,000	4,306,321
VOLT LV LLC
Series 2017-NPL2, Class A1
3.500%, 03/25/2047 (C)	3,839,771	3,856,494
VOLT LVII LLC
Series 2017-NPL4, Class A1
3.375%, 04/25/2047 (C)	756,072	760,328
VOLT LXII LLC
Series 2017-NPL9, Class A1
3.125%, 09/25/2047 (C)	5,715,753	5,727,597
WaMu Asset-Backed Certificates Trust
Series 2007-HE3, Class 1A (1 month
LIBOR + 0.225%)
1.554%, 05/25/2047 (A)	3,984,298	3,253,532
Westlake Automobile Receivables Trust
Series 2017-1A, Class A2
1.780%, 04/15/2020 (C)	4,092,872	4,092,418
TOTAL ASSET BACKED SECURITIES (Cost
$341,165,760)		$348,774,364

PREFERRED SECURITIES – 0.3%
Real estate – 0.3%
Sovereign Real Estate Investment Trust,
12.000% (C)	5,520	6,900,000
TOTAL PREFERRED SECURITIES (Cost
$7,424,400)		$6,900,000

PURCHASED OPTIONS – 0.0%
Puts – 0.0%
Exchange Traded Option on 10 Year
U.S. Treasury Note Futures
(Expiration date: 2-23-18; Strike Price:
$108.50; Notional
Amount: 2,500,000) (F)	2,500	2,500
Exchange Traded Option on 10 Year
U.S. Treasury Note Futures
(Expiration date: 2-23-18; Strike Price:
$114.00; Notional
Amount: 3,400,000) (F)	3,400	53,125
Exchange Traded Option on Euro BUND
Futures (Expiration Date: 2-23-18;
Strike Price: $149.00; Notional
Amount: 60,000,000) (F)	600	7,034

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
PURCHASED OPTIONS (continued)
Puts (continued)
Exchange Traded Option on Eurodollar
Futures (Expiration Date: 3-19-18;
Strike Price: $98.25; Notional
Amount: 2,642,500) (F)		1,057	$125,519
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a floating
rate based on 3-month LIBOR and
pay a fixed rate of 2.905% (Expiration
Date: 8-20-18; Strike Rate: 2.905%;
Counterparty: Morgan Stanley &
Company, Inc.) (F)(G)		10,400,000	234,634
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a floating
rate based on 3-month LIBOR and
pay a fixed rate of 2.930% (Expiration
Date: 8-20-18; Strike Rate: 2.930%;
Counterparty: Goldman Sachs &
Company) (F)(G)		3,800,000	79,542
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a floating
rate based on 3-month LIBOR and
pay a fixed rate of 2.940% (Expiration
Date: 8-20-18; Strike Rate: 2.940%;
Counterparty: Goldman Sachs &
Company) (F)(G)		3,300,000	67,016
			569,370
TOTAL PURCHASED OPTIONS (Cost
$1,902,743)			$569,370

SHORT-TERM INVESTMENTS – 20.1%
Banker’s acceptance – 0.5%
Bank of Montreal
1.166%, 12/15/2017 *	CAD	8,000,000	6,198,017
HSBC Bank
1.167%, 12/20/2017 *		7,700,000	5,962,688
			12,160,705
Certificate of deposit – 1.9%
Barclays Bank PLC
1.892%, 05/17/2018 *		$13,700,000	13,700,000
1.940%, 09/04/2018 *		18,200,000	18,230,842
2.066%, 12/06/2017 *		2,000,000	2,000,302
Mizuho Bank, Ltd.
2.010%, 12/12/2017 *		12,100,000	12,103,364
			46,034,508
Commercial paper – 3.6%
Amphenol Corp.
1.500%, 12/22/2017 *		7,000,000	6,993,875
CNPC Finance HK, Ltd.
1.600%, 12/15/2017 *		5,900,000	5,897,050
Deutsche Telekom AG
1.630%, 01/30/2018 *		5,500,000	5,485,058
Enbridge Energy Partners LP
2.250%, 12/05/2017 *		3,000,000	2,999,318
2.250%, 12/06/2017 *		5,000,000	4,998,634
Eni Finance USA, Inc.
1.500%, 12/06/2017 *		4,000,000	3,999,061
Enterprise Products Operating LLC
1.550%, 01/16/2018 *		4,000,000	3,992,130
Ford Motor Credit Company LLC
1.820%, 04/02/2018 *		4,500,000	4,472,848
Glencore Funding LLC
1.650%, 01/17/2018 *		6,800,000	6,784,768
HP, Inc.
1.630%, 01/29/2018 *		7,000,000	6,984,950
Natixis SA
1.395%, 01/31/2018 *		3,700,000	3,691,882
Philip Morris International, Inc.
1.380%, 12/28/2017 *		6,900,000	6,892,859
Telus Corp.
1.500%, 12/21/2017 *		5,500,000	5,495,451
Thomson Reuters Corp.
1.630%, 12/20/2017 *		6,000,000	5,977,725
Toyota Industries
1.500%, 06/01/2018 *		5,000,000	4,959,257
Whirlpool Corp.
1.470%, 12/27/2017 *		5,000,000	4,994,604
			84,619,470
Foreign government – 13.8%
Argentina Treasury Bill
2.973%, 11/16/2018 *		$2,400,000	2,323,044
3.131%, 12/15/2017 *		4,300,000	4,296,100
3.194%, 04/27/2018 *		8,900,000	8,786,570
Federative Republic of Brazil
6.337%, 07/01/2018 *	BRL	101,500,000	29,849,908
6.739%, 04/01/2018 *		57,800,000	17,257,269
10.713%, 01/01/2018 *		99,400,000	30,189,448
Hellenic Republic Treasury Bill
1.792%, 02/09/2018 *	EUR	2,000,000	2,372,204
Japan Treasury Discount Bill
(0.251)%, 03/05/2018 *	JPY	9,670,000,000	85,979,785
(0.235)%, 02/26/2018 *		6,270,000,000	55,742,702
(0.190)%, 01/29/2018 *		1,850,000,000	16,442,986
(0.189)%, 03/12/2018 *		230,000,000	2,044,722
(0.187)%, 02/13/2018 *		3,680,000,000	32,710,619
(0.184)%, 02/05/2018 *		1,340,000,000	11,910,373
(0.171)%, 01/10/2018 *		1,000,000,000	8,889,395
(0.165)%, 01/10/2018 *		810,000,000	7,200,381
(0.150)%, 12/04/2017 *		230,000,000	2,043,652
(0.143)%, 12/11/2017 *		220,000,000	1,954,851
(0.122)%, 12/18/2017 *		1,020,000,000	9,063,567
			329,057,576
U.S. Government – 0.1%
U.S. Treasury Bill, 1.080%,
01/04/2018 *		$2,486,000	2,483,417
Repurchase agreement – 0.2%
Repurchase Agreement with State Street
Corp. dated 11-30-17 at 0.340% to be
repurchased at $4,599,043 on 12-1-17,
collateralized by $4,470,000
U.S. Treasury Notes, 3.625% due
2-15-20 (valued at $4,695,136,
including interest)		4,599,000	4,599,000
TOTAL SHORT-TERM INVESTMENTS (Cost $481,140,907)			$478,954,676
Total Investments (Total Return Fund)
(Cost $3,525,410,408) – 148.5%			$3,538,899,705
Other assets and liabilities, net – (48.5%)			(1,155,321,457)
TOTAL NET ASSETS – 100.0%			$2,383,578,248

SALE COMMITMENTS
OUTSTANDING - (2.0)%
U.S. Government Agency - (2.0)%
Federal National Mortgage Association
3.000%, TBA (B)		$(13,835,000)	$(13,801,404)
3.000%, TBA (B)		(29,000,000)	(28,967,984)

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

	Shares or
	Principal
	Amount	Value
SALE COMMITMENTS
OUTSTANDING (continued)
U.S. Government Agency (continued)
Federal National
Mortgage Association (continued)
3.500%, TBA (B)	(4,650,000)	(4,805,484)
		(47,574,872)
TOTAL SALE COMMITMENTS OUTSTANDING (Cost
$(47,658,212))		$(47,574,872)

Currency Abbreviations

BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen

Security Abbreviations and Legend

CMT	Constant Maturity Treasury
COFI	11th Federal Home Loan Bank District Cost of Funds Index
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $491,931,662 or 20.6% of the fund’s net assets as of 11-30-17.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Non-income producing - Issuer is in default.
(F)	Non-income producing security.
(G)	For this type of option, notional amounts are equivalent to number of contracts.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
10-Year U.S. Treasury Note Futures	3,697	Long	Mar 2018	$461,053,635	$458,601,297	$(2,452,338)
5-Year U.S. Treasury Note Futures	3,600	Long	Mar 2018	420,345,650	418,837,500	(1,508,150)
German Euro BUND Futures	721	Long	Mar 2018	139,804,553	139,375,369	(429,184)
10-Year Canada Government Bond Futures	129	Short	Mar 2018	(13,610,556)	(13,668,411)	(57,855)
Euro SCHATZ Futures	533	Short	Dec 2017	(71,152,445)	(71,173,669)	(21,224)
Euro-BTP Italian Government Bond Futures	31	Short	Dec 2017	(5,200,395)	(5,174,169)	26,226
Euro-BTP Italian Government Bond Futures	211	Short	Mar 2018	(34,808,679)	(34,931,430)	(122,751)
Eurodollar Futures	28	Short	Mar 2018	(6,896,653)	(6,877,850)	18,803
Eurodollar Futures	1,067	Short	Jun 2019	(261,409,636)	(260,934,850)	474,786
Eurodollar Futures	247	Short	Dec 2019	(60,438,926)	(60,351,362)	87,564
Eurodollar Futures	226	Short	Mar 2020	(55,285,850)	(55,208,975)	76,875
Euro-OAT Futures	1,077	Short	Dec 2017	(200,292,262)	(203,347,589)	(3,055,327)
German Euro BOBL Futures	26	Short	Dec 2017	(4,069,746)	(4,069,772)	(26)
German Euro BOBL Futures	227	Short	Mar 2018	(35,698,173)	(35,699,760)	(1,587)
German Euro BUND Futures	86	Short	Dec 2017	(16,660,263)	(16,656,256)	4,007
U.K. Long Gilt Bond Futures	347	Short	Mar 2018	(58,340,878)	(58,003,370)	337,508
U.S. Treasury Long Bond Futures	433	Short	Mar 2018	(66,176,303)	(65,694,219)	482,084
						$(6,140,589)
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
AUD	10,763,000	USD	8,219,908	BNP Paribas SA	12/4/2017	—	($78,775)
BRL	4,834,460	USD	1,475,000	Citibank N.A.	12/4/2017	$1,870	—
BRL	9,759,828	USD	2,974,000	Deutsche Bank AG London	12/4/2017	7,511	—
BRL	10,053,200	USD	3,082,291	Goldman Sachs Bank USA	12/4/2017	—	(11,158)
BRL	4,541,088	USD	1,392,288	JPMorgan Chase Bank N.A.	12/4/2017	—	(5,040)
BRL	4,837,798	USD	1,475,391	JPMorgan Chase Bank N.A.	1/3/2018	—	(2,274)
BRL	99,400,000	USD	30,328,919	Standard Chartered Bank London	1/3/2018	—	(61,453)
CAD	7,834,000	USD	6,106,002	Bank of America, N.A.	12/4/2017	—	(33,618)

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
CAD	12,745,000	USD	9,874,716	Goldman Sachs Bank USA	12/4/2017	$4,341	—
CAD	5,080,000	USD	3,935,536	JPMorgan Chase Bank N.A.	12/4/2017	2,134	—
CAD	13,819,000	USD	10,802,592	Societe Generale	12/4/2017	—	($91,043)
DKK	291,000	USD	44,381	JPMorgan Chase Bank N.A.	1/2/2018	2,258	—
EUR	2,914,000	USD	3,465,873	Morgan Stanley Bank, N.A.	2/15/2018	18,947	—
EUR	4,578,000	USD	5,467,624	UBS AG	2/15/2018	7,154	—
GBP	25,332,000	USD	33,363,713	BNP Paribas SA	12/4/2017	895,293	—
GBP	25,332,000	USD	33,718,868	UBS AG	1/10/2018	593,109	—
GBP	2,832,000	USD	3,815,558	JPMorgan Chase Bank N.A.	2/15/2018	24,577	—
JPY	3,715,900,000	USD	33,156,938	BNP Paribas SA	2/15/2018	—	(6,185)
JPY	3,418,800,000	USD	30,706,084	Goldman Sachs Bank USA	2/15/2018	—	(205,856)
JPY	7,676,600,000	USD	68,810,839	JPMorgan Chase Bank N.A.	2/15/2018	—	(325,393)
KRW	6,044,713,200	USD	5,276,000	Credit Suisse International	12/4/2017	278,526	—
KRW	72,699,668,445	USD	65,336,271	Deutsche Bank AG London	12/4/2017	1,467,927	—
KRW	78,744,381,645	USD	72,568,779	Goldman Sachs Bank USA	12/4/2017	—	(210,054)
MXN	58,153,000	USD	3,000,984	Citibank N.A.	12/15/2017	113,427	—
MXN	877,527,000	USD	45,522,676	HSBC Bank USA	12/15/2017	1,473,683	—
MXN	44,200,000	USD	2,356,916	Deutsche Bank AG London	1/4/2018	1,971	—
SGD	35,604,000	USD	26,208,124	Citibank N.A.	12/4/2017	192,588	—
SGD	17,877,526	USD	13,134,022	HSBC Bank USA	12/4/2017	122,338	—
SGD	16,054,000	USD	11,816,524	Citibank N.A.	3/14/2018	99,878	—
THB	7,317,037	USD	220,792	Morgan Stanley Bank, N.A.	12/4/2017	3,245	—
TWD	2,080,493,080	USD	69,347,458	Credit Suisse International	12/4/2017	16,184	—
TWD	2,080,493,080	USD	69,119,371	Nomura Global Financial Products, Inc.	12/4/2017	244,271	—
TWD	73,976,500	USD	2,470,000	Goldman Sachs Bank USA	12/18/2017	—	(2,087)
TWD	275,825,664	USD	9,216,000	UBS AG	12/18/2017	—	(14,245)
TWD	349,802,164	USD	11,644,546	Citibank N.A.	3/14/2018	82,432	—
TWD	217,877,610	USD	7,314,000	Credit Suisse International	3/14/2018	—	(9,740)
TWD	277,725,879	USD	9,263,000	Nomura Global Financial Products, Inc.	3/14/2018	47,649	—
USD	4,960,974	AUD	6,575,000	BNP Paribas SA	12/4/2017	—	(12,356)
USD	2,897,614	AUD	3,819,000	JPMorgan Chase Bank N.A.	12/4/2017	8,922	—
USD	1,482,236	BRL	4,834,460	Citibank N.A.	12/4/2017	5,366	—
USD	2,992,344	BRL	9,759,828	Deutsche Bank AG London	12/4/2017	10,832	—
USD	3,065,000	BRL	10,053,200	Goldman Sachs Bank USA	12/4/2017	—	(6,133)
USD	1,393,827	BRL	4,541,088	JPMorgan Chase Bank N.A.	12/4/2017	6,579	—
USD	25,837,790	BRL	81,690,493	BNP Paribas SA	1/3/2018	962,898	—
USD	52,825	BRL	200,000	Deutsche Bank AG London	1/3/2018	—	(8,075)
USD	8,337,905	BRL	30,400,000	JPMorgan Chase Bank N.A.	1/3/2018	—	(918,946)
USD	8,279,804	BRL	28,100,000	Nomura Global Financial Products, Inc.	1/3/2018	—	(276,693)
USD	1,271,362	BRL	4,800,000	BNP Paribas SA	4/3/2018	—	(175,817)
USD	6,295,469	BRL	21,400,000	HSBC Bank USA	4/3/2018	—	(156,536)
USD	34,113,245	BRL	111,400,000	JPMorgan Chase Bank N.A.	4/3/2018	526,640	—
USD	30,323,853	BRL	101,500,000	Standard Chartered Bank London	7/3/2018	37,639	—
USD	30,955,554	CAD	39,478,000	JPMorgan Chase Bank N.A.	12/4/2017	354,893	—
USD	11,944,437	CAD	15,400,000	JPMorgan Chase Bank N.A.	12/29/2017	2,157	—
USD	10,808,845	CAD	13,819,000	Societe Generale	1/10/2018	90,703	—
USD	20,820,279	DKK	136,657,000	Bank of America, N.A.	1/2/2018	—	(1,082,040)
USD	15,008,850	DKK	102,608,000	JPMorgan Chase Bank N.A.	1/2/2018	—	(1,436,361)
USD	1,540,545	DKK	9,650,000	UBS AG	1/2/2018	—	(6,082)
USD	51,067,919	DKK	344,002,000	Bank of America, N.A.	4/3/2018	—	(4,392,822)
USD	18,521,692	DKK	124,549,900	BNP Paribas SA	4/3/2018	—	(1,558,510)
USD	16,873,313	DKK	114,587,100	Goldman Sachs Bank USA	4/3/2018	—	(1,600,665)
USD	9,786,196	DKK	60,076,375	JPMorgan Chase Bank N.A.	4/3/2018	100,554	—
USD	15,288,321	DKK	93,331,164	Deutsche Bank AG London	7/2/2018	147,041	—
USD	12,431,300	DKK	76,542,000	Bank of America, N.A.	10/1/2018	—	(67,863)
USD	9,729,890	DKK	59,112,000	Societe Generale	10/1/2018	77,013	—
USD	15,448,265	DKK	95,030,000	Standard Chartered Bank	10/1/2018	—	(69,953)
USD	4,335,265	DKK	26,875,000	UBS AG	10/1/2018	—	(53,371)
USD	7,808,857	EUR	6,667,000	Bank of America, N.A.	2/15/2018	—	(164,133)
USD	734,780	EUR	620,000	JPMorgan Chase Bank N.A.	2/15/2018	—	(6,671)
USD	790,453	EUR	669,000	Morgan Stanley Bank, N.A.	2/15/2018	—	(9,597)
USD	5,519,633	EUR	4,681,000	Standard Chartered Bank	2/15/2018	—	(78,322)
USD	33,667,621	GBP	25,332,000	UBS AG	12/4/2017	—	(591,385)
USD	50,318,539	GBP	38,162,000	BNP Paribas SA	2/15/2018	—	(1,428,376)
USD	14,104,957	GBP	10,685,000	Goldman Sachs Bank USA	2/15/2018	—	(383,691)
USD	11,751,312	GBP	8,836,000	JPMorgan Chase Bank N.A.	2/15/2018	—	(230,129)

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
USD	2,069,870	JPY	230,000,000	Morgan Stanley Bank, N.A.	12/4/2017	$26,243	—
USD	1,980,872	JPY	220,000,000	Morgan Stanley Bank, N.A.	12/11/2017	25,579	—
USD	3,959,772	JPY	440,000,000	Morgan Stanley Bank, N.A.	12/18/2017	47,320	—
USD	5,225,757	JPY	580,000,000	UBS AG	12/18/2017	68,434	—
USD	7,232,950	JPY	810,000,000	BNP Paribas SA	1/10/2018	19,910	—
USD	8,922,995	JPY	1,000,000,000	JPMorgan Chase Bank N.A.	1/10/2018	18,007	—
USD	16,458,723	JPY	1,850,000,000	JPMorgan Chase Bank N.A.	1/29/2018	—	($31,538)
USD	11,820,032	JPY	1,340,000,000	Citibank N.A.	2/5/2018	—	(128,550)
USD	21,182,701	JPY	2,400,000,000	Citibank N.A.	2/13/2018	—	(226,332)
USD	11,299,086	JPY	1,280,000,000	Morgan Stanley Bank, N.A.	2/13/2018	—	(119,065)
USD	66,556,494	JPY	7,500,800,000	HSBC Bank USA	2/15/2018	—	(360,583)
USD	16,196,984	JPY	1,796,000,000	JPMorgan Chase Bank N.A.	2/15/2018	174,284	—
USD	55,807,793	JPY	6,270,000,000	UBS AG	2/26/2018	—	(159,802)
USD	57,751,712	JPY	6,450,000,000	Citibank N.A.	3/5/2018	157,156	—
USD	28,838,834	JPY	3,220,000,000	Morgan Stanley Bank, N.A.	3/5/2018	86,203	—
USD	2,063,446	JPY	230,000,000	UBS AG	3/12/2018	8,852	—
USD	5,570,651	KRW	6,044,713,200	Credit Suisse International	12/4/2017	16,125	—
USD	66,998,128	KRW	72,699,668,445	Deutsche Bank AG London	12/4/2017	193,930	—
USD	70,298,069	KRW	78,744,381,645	Goldman Sachs Bank USA	12/4/2017	—	(2,060,656)
USD	65,365,643	KRW	72,699,668,445	Deutsche Bank AG London	3/14/2018	—	(1,481,486)
USD	14,461,066	MXN	269,803,000	Bank of America, N.A.	12/15/2017	11,643	—
USD	15,218,715	MXN	282,906,000	Goldman Sachs Bank USA	12/15/2017	67,555	—
USD	2,158,467	MXN	44,200,000	Goldman Sachs Bank USA	1/4/2018	—	(200,420)
USD	524,129	NZD	759,000	Citibank N.A.	12/4/2017	5,353	—
USD	39,151,922	SGD	53,481,526	Standard Chartered Bank	12/4/2017	—	(505,149)
USD	11,773,525	SGD	16,000,526	HSBC Bank USA	3/14/2018	—	(103,185)
USD	221,226	THB	7,317,037	Morgan Stanley Bank, N.A.	12/4/2017	—	(2,811)
USD	221,059	THB	7,317,037	Morgan Stanley Bank, N.A.	3/14/2018	—	(3,375)
USD	69,430,772	TWD	2,080,493,080	Credit Suisse International	12/4/2017	67,130	—
USD	69,347,458	TWD	2,080,493,080	Nomura Global Financial Products, Inc.	12/4/2017	—	(16,184)
USD	11,596,293	TWD	349,802,164	Citibank N.A.	12/18/2017	—	(73,375)
USD	69,430,772	TWD	2,080,493,080	Nomura Global Financial Products, Inc.	3/14/2018	—	(316,930)
ZAR	1,924,000	USD	135,632	Citibank N.A.	12/6/2017	4,605	—
						$9,030,879	($21,560,889)

WRITTEN OPTIONS

Options on exchange-traded futures contracts

		Exercise	Expiration	Number of	Notional
Name of issuer		price	date	contracts	amount	Premium	Value
Calls
Eurodollar Futures	USD	98.75	Mar 2018	1,057	2,642,500	$111,968	$(6,606)
						$111,968	$(6,606)

Foreign currency options

			Exercise	Expiration	Notional
Description	Counterparty (OTC)		price	date	amount*	Premium	Value
Calls
U.S. Dollar versus Brazilian Real	Goldman Sachs Bank USA	USD	3.40	Dec 2017	10,300,000	$96,820	$(41,179)
U.S. Dollar versus Brazilian Real	Goldman Sachs Bank USA	USD	3.41	Dec 2017	5,300,000	42,400	(20,988)
U.S. Dollar versus Brazilian Real	Goldman Sachs Bank USA	USD	3.40	Jan 2018	4,200,000	40,320	(19,963)
U.S. Dollar versus Brazilian Real	Credit Suisse International	USD	6.30	Jan 2018	5,000,000	266,250	(5)
U.S. Dollar versus Brazilian Real	Goldman Sachs Bank USA	USD	3.40	Jan 2018	13,100,000	131,000	(101,604)
U.S. Dollar versus Brazilian Real	Credit Suisse International	USD	3.48	Jan 2018	6,600,000	67,650	(14,639)
U.S. Dollar versus Mexican Peso	Morgan Stanley Bank NA	USD	18.70	Dec 2017	11,100,000	148,396	(120,801)
						$792,836	$(319,179)

* For this type of option, notional amounts are equivalent to number of contracts.

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

Interest rate swaptions

		Floating	Pay/receive
		rate	floating	Exercise	Expiration		Notional
Description	Counterparty (OTC)	index	rate	rate	date		amount*	Premium	Value
Puts
5-Year Interest Rate Swap	Goldman Sachs Bank	3 month USD LIBOR	Pay	2.800%	Aug 2018	USD	31,200,000	$726,600	$(72,290)
	Morgan Stanley Capital
5-Year Interest Rate Swap	Services, Inc.	3 month USD LIBOR	Pay	2.800%	Aug 2018	USD	46,000,000	1,026,441	(106,582)
								$1,753,041	$(178,872)

* For this type of option, notional amounts are equivalent to number of contracts.

Inflation floors

		Initial		Expiration		Notional
Description	Counterparty (OTC)	index	Exercise index	date		amount*	Premium	Value
Floor- CPURNSA Index	Deutsche Bank AG	215.950	Maximum of ((1+0.0%)[10] - (Final
			Index/Initial Index)) or $0	Mar 2020	USD	1,600,000	$12,000	—
Floor- CPURNSA Index	Citibank N.A.	215.950	Maximum of ((1+0.0%)[10] - (Final
			Index/Initial Index)) or $0	Mar 2020	USD	4,500,000	38,060	—
Floor- CPURNSA Index	Citibank N.A.	216.690	Maximum of ((1+0.0%)[10] - (Final
			Index/Initial Index)) or $0	Apr 2020	USD	11,000,000	98,100	—
Floor- CPURNSA Index	Citibank N.A.	217.970	Maximum of ((1+0.0%)[10] - (Final
			Index/Index Initial)) or $0	Sep 2020	USD	4,100,000	52,890	—
							$201,050	—

* For this type of option, notional amounts are equivalent to number of contracts.

SWAPS

Interest rate swaps

								Unamortized
					Fixed	Floating		upfront	Unrealized
Counterparty (OTC)/	Notional		Payments	Payments	payment	payment	Maturity	payment paid	appreciation
Centrally cleared	amount	Currency	made	received	frequency	frequency	date	(received)	(depreciation)	Value
Centrally cleared	486,700,000	BRL	BRL CDI	Fixed 8.220%	At Maturity	At Maturity	Jan 2020	$(198,032)	$(109,017)	$(307,049)
Centrally cleared	153,800,000	BRL	BRL CDI	Fixed 8.180%	At Maturity	At Maturity	Jan 2020	16,483	(146,936)	(130,453)
Centrally cleared	85,400,000	BRL	BRL CDI	Fixed 10.060%	At Maturity	At Maturity	Jan 2023	48,289	(69)	48,220
Centrally cleared	20,900,000	GBP	Fixed 1.000%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2023	(190,790)	471,935	281,145
Centrally cleared	7,200,000	CAD	Fixed 2.300%	CAD BA CDOR	Semi-Annual	Semi-Annual	Dec 2025	(134,833)	37,407	(97,426)
Centrally cleared	10,810,000,000	JPY	Fixed 0.300%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2026	(3,995,130)	3,329,649	(665,481)
Centrally cleared	13,340,000,000	JPY	Fixed 0.300%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2026	(826,240)	4,923	(821,317)
Centrally cleared	2,380,000,000	JPY	Fixed 0.300%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2027	(121,491)	88,612	(32,879)
Centrally cleared	63,300,000	USD	Fixed 2.500%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2027	(1,824,699)	1,546,692	(278,007)
Centrally cleared	44,700,000	GBP	Fixed 1.500%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2028	(1,027,753)	699,642	(328,111)
Centrally cleared	1,400,000	CAD	Fixed 1.750%	CAD BA CDOR	Semi-Annual	Semi-Annual	Dec 2046	137,441	33,569	171,010
Centrally cleared	1,900,000	USD	Fixed 2.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2047	(42,636)	42,692	56
Centrally cleared	7,800,000	GBP	Fixed 1.750%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2048	(942,556)	537,126	(405,430)
Centrally cleared	5,300,000	EUR	EUR EURIBOR Reuters	Fixed 1.500%	Annual	Semi-Annual	Mar 2048	(185,934)	136,483	(49,451)
								$(9,287,881)	$6,672,708	$(2,615,173)

Credit default swaps - Seller

									Unamortized
		Implied			USD		Fixed		upfront	Unrealized
Counterparty (OTC)/	Reference	credit	Notional		notional	Received	payment	Maturity	payment paid	appreciation
Centrally cleared	obligation	spread	amount	Currency	amount	fixed rate	frequency	date	(received)	(depreciation)	Value
BNP Paribas	Petroleo Brasileiro SA	0.984%	300,000	USD	$300,000	1.000%	Quarterly	Mar 2020	$(25,613)	$26,323	$710
Credit Suisse	TESCO PLC	0.939%	3,000,000	EUR	3,238,960	1.000%	Quarterly	Jun 2022	(126,846)	143,801	16,955
Goldman Sachs International	CDX.NA.IG.9-V4	0.005%	868,049	USD	868,049	0.548%	Quarterly	Dec 2017	—	1,224	1,224
Goldman Sachs International	Petroleo Brasileiro SA	0.855%	300,000	USD	300,000	1.000%	Quarterly	Dec 2019	(13,457)	14,942	1,485
HSBC Bank USA	Federative Republic of Brazil	0.339%	5,300,000	USD	5,300,000	1.000%	Quarterly	Mar 2018	7,783	13,471	21,254
HSBC Bank USA	Petroleo Brasileiro SA	0.984%	100,000	USD	100,000	1.000%	Quarterly	Mar 2020	(8,093)	8,330	237
JPMorgan Chase Bank, N.A.	CDX.NA.IG.9-V4	0.005%	1,928,998	USD	1,928,998	0.553%	Quarterly	Dec 2017	—	2,745	2,745
Merrill Lynch Internation
Limited	CMBX.NA.AAA.9	0.446%	8,000,000	USD	8,000,000	0.500%	Monthly	Sep 2058	(314,052)	318,394	4,342
					$20,036,007				$(480,278)	$529,230	$48,952
Centrally cleared	CDX.NA.IG.28	0.504%	135,600,000	USD	135,600,000	1.000%	Quarterly	Jun 2022	2,397,883	776,188	3,174,071
Centrally cleared	General Motors Company	0.790%	2,100,000	USD	2,100,000	5.000%	Quarterly	Jun 2022	304,291	99,340	403,631
Centrally cleared	Simon Property Group LP	0.558%	3,500,000	USD	3,500,000	1.000%	Quarterly	Jun 2022	(10,334)	84,873	74,539

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

Credit default swaps - Seller (continued)

									Unamortized
		Implied			USD		Fixed		upfront	Unrealized
Counterparty (OTC)/	Reference	credit	Notional		notional	Received	payment	Maturity	payment paid	appreciation
Centrally cleared	obligation	spread	amount	Currency	amount	fixed rate	frequency	date	(received)	(depreciation)	Value
Centrally cleared	CDX.NA.IG.29	0.520%	7,600,000	USD	$7,600,000	1.000%	Quarterly	Dec 2022	$166,140	$22,373	$188,513
					$148,800,000				$2,857,980	$982,774	$3,840,754
					$168,836,007				$2,377,702	$1,512,004	$3,889,706

Derivatives currency abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
SGD	Singapore Dollar
THB	Thai Bhat
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Derivatives abbreviations

BBA	The British Banker’s Association
CDOR	Canadian Dollar Offered Rate
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate

OTC is an abbreviation for over-the-counter. See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

U.S. High Yield Bond Fund

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS – 92.9%
Consumer discretionary – 19.4%
Altice US Finance I Corp.
5.375%, 07/15/2023 (A)	$630,000	$641,025
5.500%, 05/15/2026 (A)	875,000	885,938
Asbury Automotive Group, Inc.
6.000%, 12/15/2024	2,115,000	2,204,888
Brinker International, Inc.
5.000%, 10/01/2024 (A)	350,000	350,875
CBS Radio, Inc.
7.250%, 11/01/2024 (A)	30,000	31,575
CCM Merger, Inc.
6.000%, 03/15/2022 (A)	2,775,000	2,851,313
CCO Holdings LLC
4.000%, 03/01/2023 (A)	50,000	49,969
5.000%, 02/01/2028 (A)	125,000	121,875
5.125%, 02/15/2023	20,000	20,500
5.125%, 05/01/2023 to 05/01/2027 (A)	1,735,000	1,784,631
5.250%, 09/30/2022	310,000	318,525
5.375%, 05/01/2025 (A)	2,395,000	2,457,869
5.750%, 02/15/2026 (A)	2,700,000	2,801,250
5.875%, 04/01/2024 (A)	470,000	492,325
Cequel Communications Holdings I LLC
7.750%, 07/15/2025 (A)	725,000	772,125
Cinemark USA, Inc.
5.125%, 12/15/2022	700,000	715,750
Cooper Tire & Rubber Company
7.625%, 03/15/2027	2,410,000	2,753,425
EMI Music Publishing Group North
America Holdings, Inc.
7.625%, 06/15/2024 (A)	375,000	414,375
ESH Hospitality, Inc.
5.250%, 05/01/2025 (A)	2,975,000	3,027,063
GLP Capital LP
4.375%, 04/15/2021	75,000	77,813
5.375%, 11/01/2023	475,000	511,219
Gray Television, Inc.
5.125%, 10/15/2024 (A)	975,000	971,344
5.875%, 07/15/2026 (A)	2,000,000	2,030,000
Group 1 Automotive, Inc.
5.000%, 06/01/2022	925,000	953,906
5.250%, 12/15/2023 (A)	500,000	517,500
KFC Holding Company/Pizza Hut
Holdings LLC/Taco Bell of
America LLC
5.000%, 06/01/2024 (A)	650,000	680,875
5.250%, 06/01/2026 (A)	650,000	687,375
Lamar Media Corp.
5.875%, 02/01/2022	500,000	511,875
Levi Strauss & Company
5.000%, 05/01/2025	175,000	182,329
Lithia Motors, Inc.
5.250%, 08/01/2025 (A)	375,000	393,750

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Live Nation Entertainment, Inc.
4.875%, 11/01/2024 (A)	$925,000	$952,750
5.375%, 06/15/2022 (A)	250,000	258,750
LKQ Corp.
4.750%, 05/15/2023	3,150,000	3,224,025
MGM Growth Properties Operating
Partnership LP
4.500%, 01/15/2028 (A)	275,000	273,281
NAI Entertainment Holdings
5.000%, 08/01/2018 (A)	625,000	625,000
National CineMedia LLC
6.000%, 04/15/2022	2,000,000	2,025,000
Nexstar Broadcasting, Inc.
5.625%, 08/01/2024 (A)	600,000	613,500
6.125%, 02/15/2022 (A)	1,525,000	1,578,375
Nielsen Finance LLC
5.000%, 04/15/2022 (A)	3,000,000	3,088,050
Outfront Media Capital LLC
5.250%, 02/15/2022	230,000	236,468
5.625%, 02/15/2024	375,000	393,750
Penske Automotive Group, Inc.
3.750%, 08/15/2020	355,000	360,769
5.375%, 12/01/2024	1,113,000	1,129,695
5.750%, 10/01/2022	2,000,000	2,060,000
Pinnacle Entertainment, Inc.
5.625%, 05/01/2024	275,000	285,313
Salem Media Group, Inc.
6.750%, 06/01/2024 (A)	2,075,000	2,087,969
Service Corp. International
7.500%, 04/01/2027	450,000	534,375
8.000%, 11/15/2021	1,640,000	1,906,500
Sonic Automotive, Inc.
5.000%, 05/15/2023	1,450,000	1,406,500
6.125%, 03/15/2027	250,000	251,250
Speedway Motorsports, Inc.
5.125%, 02/01/2023	650,000	671,125
The EW Scripps Company
5.125%, 05/15/2025 (A)	1,950,000	1,945,125
The Nielsen Company Luxembourg
SARL
5.000%, 02/01/2025 (A)(B)	400,000	416,000
The William Carter Company
5.250%, 08/15/2021	300,000	308,625
Wolverine World Wide, Inc.
5.000%, 09/01/2026 (A)	839,000	830,610
		57,676,087
Consumer staples – 2.0%
Aramark Services, Inc.
5.125%, 01/15/2024	370,000	390,350
B&G Foods, Inc.
4.625%, 06/01/2021	1,000,000	1,015,300
5.250%, 04/01/2025	600,000	613,440
Cott Beverages, Inc.
5.375%, 07/01/2022	445,000	462,800
Cott Holdings, Inc.
5.500%, 04/01/2025 (A)	375,000	386,438
Darling Ingredients, Inc.
5.375%, 01/15/2022	150,000	154,125
Lamb Weston Holdings, Inc.
4.625%, 11/01/2024 (A)	25,000	25,844
4.875%, 11/01/2026 (A)	25,000	26,313
Pilgrim’s Pride Corp.
5.750%, 03/15/2025 (A)	940,000	986,530
5.875%, 09/30/2027 (A)	125,000	130,938
Pinnacle Foods Finance LLC
4.875%, 05/01/2021	875,000	890,313
5.875%, 01/15/2024	50,000	53,000
Prestige Brands, Inc.
6.375%, 03/01/2024 (A)	555,000	578,588
Spectrum Brands, Inc.
5.750%, 07/15/2025	250,000	262,500
		5,976,479
Energy – 22.7%
Andeavor Logistics LP
5.250%, 01/15/2025	425,000	448,375
6.125%, 10/15/2021	125,000	128,829
6.375%, 05/01/2024	275,000	299,475
Archrock Partners LP
6.000%, 04/01/2021 to 10/01/2022	1,950,000	1,941,000
Baytex Energy Corp.
5.125%, 06/01/2021 (A)	1,400,000	1,337,000
5.625%, 06/01/2024 (A)	510,000	479,400
Bristow Group, Inc.
6.250%, 10/15/2022 (B)	2,375,000	1,910,450
Carrizo Oil & Gas, Inc.
8.250%, 07/15/2025	525,000	569,625
Cheniere Energy Partners LP
5.250%, 10/01/2025 (A)	2,925,000	3,001,781
Continental Resources, Inc.
3.800%, 06/01/2024 (B)	325,000	320,125
5.000%, 09/15/2022	450,000	458,438
DCP Midstream Operating LP
2.700%, 04/01/2019	475,000	472,031
Denbury Resources, Inc.
4.625%, 07/15/2023 (B)	1,100,000	665,500
6.375%, 08/15/2021	2,125,000	1,530,000
Enable Midstream Partners LP
2.400%, 05/15/2019	1,875,000	1,864,531
3.900%, 05/15/2024	1,600,000	1,605,455
EnLink Midstream Partners LP
4.150%, 06/01/2025	1,525,000	1,535,544
4.400%, 04/01/2024	1,904,000	1,960,287
Ensco PLC
5.750%, 10/01/2044	2,425,000	1,600,500
Era Group, Inc.
7.750%, 12/15/2022	1,600,000	1,540,000
Gulfport Energy Corp.
6.000%, 10/15/2024	625,000	627,344
6.625%, 05/01/2023	1,000,000	1,022,500
Hilcorp Energy I LP
5.000%, 12/01/2024 (A)	1,250,000	1,253,125
5.750%, 10/01/2025 (A)	1,250,000	1,287,875
Hornbeck Offshore Services, Inc.
5.000%, 03/01/2021	1,620,000	870,750
5.875%, 04/01/2020	585,000	386,100
Matador Resources Company
6.875%, 04/15/2023	250,000	263,750
Murphy Oil Corp.
4.700%, 12/01/2022 (B)	1,175,000	1,176,469
5.750%, 08/15/2025	125,000	129,063
6.875%, 08/15/2024	585,000	629,606
NGPL PipeCo LLC
4.375%, 08/15/2022 (A)	225,000	230,625
4.875%, 08/15/2027 (A)	350,000	363,360
7.768%, 12/15/2037 (A)	4,200,000	5,187,000
Overseas Shipholding Group, Inc.
8.125%, 03/30/2018	750,000	765,000
PDC Energy, Inc.
6.125%, 09/15/2024	400,000	417,750

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
PHI, Inc.
5.250%, 03/15/2019	$2,950,000	$2,920,500
Rockies Express Pipeline LLC
5.625%, 04/15/2020 (A)	3,550,000	3,718,625
6.875%, 04/15/2040 (A)	1,357,000	1,528,321
7.500%, 07/15/2038 (A)	201,000	234,165
Rose Rock Finance Corp.
5.625%, 07/15/2022	1,000,000	992,500
Sabine Pass Liquefaction LLC
5.625%, 02/01/2021 to 03/01/2025	1,675,000	1,833,312
5.750%, 05/15/2024	750,000	831,971
6.250%, 03/15/2022	2,500,000	2,793,234
SemGroup Corp.
5.625%, 11/15/2023	500,000	486,250
6.375%, 03/15/2025 (A)	1,900,000	1,885,750
7.250%, 03/15/2026 (A)(B)	885,000	904,913
Southwestern Energy Company
4.100%, 03/15/2022 (B)	175,000	171,938
6.700%, 01/23/2025	15,000	15,600
7.500%, 04/01/2026	250,000	268,438
7.750%, 10/01/2027 (B)	250,000	267,500
Summit Midstream Holdings LLC
5.750%, 04/15/2025	100,000	100,250
Tallgrass Energy Partners LP
5.500%, 09/15/2024 (A)	4,200,000	4,357,500
Teekay Corp.
8.500%, 01/15/2020 (B)	3,980,000	3,999,900
Trinidad Drilling, Ltd.
6.625%, 02/15/2025 (A)	50,000	47,750
Ultra Resources, Inc.
6.875%, 04/15/2022 (A)	375,000	378,563
7.125%, 04/15/2025 (A)	825,000	825,000
Western Gas Partners LP
4.000%, 07/01/2022	660,000	674,803
5.375%, 06/01/2021	125,000	132,966
		67,648,412
Financials – 6.4%
Acrisure LLC
7.000%, 11/15/2025 (A)	450,000	443,813
Diamond Offshore Drilling, Inc.
4.875%, 11/01/2043	700,000	511,000
FirstCash, Inc.
5.375%, 06/01/2024 (A)	425,000	442,000
Hub Holdings LLC (8.125% Cash or
8.875% PIK) 8.125%, 07/15/2019 (A)	850,000	851,063
HUB International, Ltd.
7.875%, 10/01/2021 (A)	2,900,000	3,016,000
Infinity Acquisition LLC
7.250%, 08/01/2022 (A)	650,000	650,000
Ladder Capital Finance Holdings LLLP
5.250%, 10/01/2025 (A)	225,000	224,438
LPL Holdings, Inc.
5.750%, 09/15/2025 (A)	5,575,000	5,735,281
NewStar Financial, Inc.
7.250%, 05/01/2020	1,740,000	1,805,250
OneMain Financial Holdings LLC
7.250%, 12/15/2021 (A)	2,575,000	2,673,365
Springleaf Finance Corp.
6.000%, 06/01/2020	1,475,000	1,543,219
8.250%, 12/15/2020 to 10/01/2023	275,000	303,938
USIS Merger Sub, Inc.
6.875%, 05/01/2025 (A)	875,000	885,938
		19,085,305
Health care – 8.8%
Change Healthcare Holdings LLC
5.750%, 03/01/2025 (A)	1,775,000	1,797,188
Community Health Systems, Inc.
5.125%, 08/01/2021 (B)	995,000	930,325
6.250%, 03/31/2023	225,000	210,375
Endo Finance LLC
5.375%, 01/15/2023 (A)	250,000	195,000
5.875%, 10/15/2024 (A)	200,000	202,000
HCA, Inc.
4.250%, 10/15/2019	135,000	138,544
5.875%, 03/15/2022	1,500,000	1,625,625
HealthSouth Corp.
5.125%, 03/15/2023	195,000	199,524
Hill-Rom Holdings, Inc.
5.750%, 09/01/2023 (A)	325,000	340,438
Hologic, Inc.
4.375%, 10/15/2025 (A)	450,000	460,125
5.250%, 07/15/2022 (A)	1,230,000	1,283,813
Kinetic Concepts, Inc.
7.875%, 02/15/2021 (A)	1,600,000	1,675,840
LifePoint Health, Inc.
5.500%, 12/01/2021	400,000	404,500
MEDNAX, Inc.
5.250%, 12/01/2023 (A)	725,000	743,125
MPH Acquisition Holdings LLC
7.125%, 06/01/2024 (A)	1,925,000	2,066,969
Polaris Intermediate Corp. (8.500% Cash
or 9.250% PIK) 8.500%, 12/01/2022
(A)	400,000	416,160
Quintiles IMS, Inc.
5.000%, 10/15/2026 (A)	200,000	209,500
Select Medical Corp.
6.375%, 06/01/2021	1,975,000	2,026,844
SP Finco LLC
6.750%, 07/01/2025 (A)(B)	325,000	295,750
Surgery Center Holdings, Inc.
8.875%, 04/15/2021 (A)	1,025,000	1,032,688
Tenet Healthcare Corp.
4.625%, 07/15/2024 (A)	775,000	763,375
6.000%, 10/01/2020	465,000	489,994
Valeant Pharmaceuticals
International, Inc.
5.500%, 03/01/2023 to 11/01/2025 (A)	2,075,000	1,822,844
5.625%, 12/01/2021 (A)	500,000	465,625
5.875%, 05/15/2023 (A)	1,025,000	895,594
6.125%, 04/15/2025 (A)	2,040,000	1,749,300
6.375%, 10/15/2020 (A)	306,000	306,000
6.500%, 03/15/2022 (A)	175,000	183,750
6.750%, 08/15/2021 (A)	275,000	268,125
7.000%, 03/15/2024 (A)	325,000	348,156
7.500%, 07/15/2021 (A)	41,000	40,590
Vizient, Inc.
10.375%, 03/01/2024 (A)	2,350,000	2,655,500
		26,243,186
Industrials – 6.7%
ACCO Brands Corp.
5.250%, 12/15/2024 (A)	25,000	26,031
Advanced Disposal Services, Inc.
5.625%, 11/15/2024 (A)	1,925,000	1,987,563
Allison Transmission, Inc.
4.750%, 10/01/2027 (A)	550,000	554,813
5.000%, 10/01/2024 (A)	2,525,000	2,629,914
Covanta Holding Corp.
5.875%, 03/01/2024 to 07/01/2025	1,000,000	1,005,000
6.375%, 10/01/2022	1,847,000	1,893,175

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
GFL Environmental, Inc.
5.625%, 05/01/2022 (A)	$300,000	$309,000
9.875%, 02/01/2021 (A)	900,000	955,125
IHS Markit, Ltd.
4.750%, 02/15/2025 (A)	775,000	820,958
5.000%, 11/01/2022 (A)	1,250,000	1,331,250
KAR Auction Services, Inc.
5.125%, 06/01/2025 (A)	2,700,000	2,791,125
RBS Global, Inc.
4.875%, 12/15/2025 (A)	125,000	125,000
Ritchie Bros Auctioneers, Inc.
5.375%, 01/15/2025 (A)	2,650,000	2,769,250
Sensata Technologies BV
5.625%, 11/01/2024 (A)	2,050,000	2,265,250
Sensata Technologies UK Financing
Company PLC
6.250%, 02/15/2026 (A)	250,000	271,875
Wrangler Buyer Corp.
6.000%, 10/01/2025 (A)	200,000	203,000
		19,938,329
Information technology – 7.0%
Cardtronics, Inc.
5.125%, 08/01/2022	852,000	830,700
5.500%, 05/01/2025 (A)	1,100,000	1,009,250
CDK Global, Inc.
4.875%, 06/01/2027 (A)	150,000	154,500
5.000%, 10/15/2024	600,000	626,946
CommScope Technologies LLC
6.000%, 06/15/2025 (A)	525,000	561,750
Dell International LLC
5.875%, 06/15/2021 (A)	1,825,000	1,898,008
7.125%, 06/15/2024 (A)	3,475,000	3,770,473
First Data Corp.
5.000%, 01/15/2024 (A)	1,275,000	1,319,625
5.375%, 08/15/2023 (A)	200,000	207,500
5.750%, 01/15/2024 (A)	600,000	622,500
7.000%, 12/01/2023 (A)	625,000	661,328
Gartner, Inc.
5.125%, 04/01/2025 (A)	1,575,000	1,645,875
Infor Software Parent LLC (7.125%
Cash or 7.875% PIK) 7.125%,
05/01/2021 (A)	350,000	358,750
Infor US, Inc.
6.500%, 05/15/2022	355,000	365,650
NCR Corp.
4.625%, 02/15/2021	475,000	477,375
5.000%, 07/15/2022	1,510,000	1,532,650
5.875%, 12/15/2021	1,300,000	1,336,270
6.375%, 12/15/2023	750,000	790,313
SS&C Technologies Holdings, Inc.
5.875%, 07/15/2023	1,500,000	1,586,250
Symantec Corp.
5.000%, 04/15/2025 (A)	125,000	130,938
Tempo Acquisition LLC
6.750%, 06/01/2025 (A)	575,000	578,594
Zebra Technologies Corp.
7.250%, 10/15/2022	371,000	391,220
		20,856,465
Materials – 3.8%
ArcelorMittal
6.125%, 06/01/2025	175,000	201,250
Ardagh Packaging Finance PLC
4.250%, 09/15/2022 (A)	200,000	204,475
4.625%, 05/15/2023 (A)	150,000	153,938
6.000%, 02/15/2025 (A)	1,000,000	1,062,600
7.250%, 05/15/2024 (A)	475,000	520,125
Ball Corp.
4.375%, 12/15/2020	750,000	780,000
Berry Global, Inc.
5.125%, 07/15/2023	250,000	261,875
6.000%, 10/15/2022	640,000	675,200
James Hardie International Finance DAC
4.750%, 01/15/2025 (A)	335,000	340,863
5.000%, 01/15/2028 (A)	665,000	674,975
Novelis Corp.
6.250%, 08/15/2024 (A)	125,000	131,875
Owens-Brockway Glass Container, Inc.
5.000%, 01/15/2022 (A)	175,000	184,188
5.375%, 01/15/2025 (A)	850,000	903,125
5.875%, 08/15/2023 (A)	913,000	997,453
6.375%, 08/15/2025 (A)	1,700,000	1,916,750
Plastipak Holdings, Inc.
6.250%, 10/15/2025 (A)	250,000	254,375
Sealed Air Corp.
5.125%, 12/01/2024 (A)	1,165,000	1,249,463
Silgan Holdings, Inc.
5.000%, 04/01/2020	561,000	563,805
The Scotts Miracle-Gro Company
6.000%, 10/15/2023	50,000	53,188
Valvoline, Inc.
5.500%, 07/15/2024 (A)	250,000	265,625
		11,395,148
Real estate – 4.0%
CoreCivic, Inc.
4.625%, 05/01/2023	50,000	51,000
5.000%, 10/15/2022	700,000	731,500
Equinix, Inc.
5.750%, 01/01/2025	400,000	427,500
5.875%, 01/15/2026	575,000	623,875
Iron Mountain, Inc.
4.375%, 06/01/2021 (A)	975,000	1,001,345
6.000%, 08/15/2023	2,250,000	2,357,550
MPT Operating Partnership LP
5.000%, 10/15/2027	725,000	755,813
5.250%, 08/01/2026	800,000	842,000
5.500%, 05/01/2024	715,000	756,113
6.375%, 03/01/2024	60,000	64,800
Sabra Health Care LP
5.375%, 06/01/2023	500,000	516,250
5.500%, 02/01/2021	750,000	773,438
SBA Communications Corp.
4.000%, 10/01/2022 (A)	525,000	527,625
4.875%, 07/15/2022	100,000	103,500
The GEO Group, Inc.
5.125%, 04/01/2023	210,000	211,050
5.875%, 01/15/2022 to 10/15/2024	1,640,000	1,693,313
6.000%, 04/15/2026	575,000	596,563
		12,033,235
Telecommunication services – 6.4%
GCI, Inc.
6.750%, 06/01/2021	500,000	508,750
Intelsat Jackson Holdings SA
5.500%, 08/01/2023	3,000,000	2,456,250
9.750%, 07/15/2025 (A)	1,150,000	1,109,750
Intelsat Luxembourg SA
7.750%, 06/01/2021	1,300,000	767,000

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Telecommunication
services (continued)
Level 3 Financing, Inc.
5.125%, 05/01/2023	$665,000	$665,000
5.250%, 03/15/2026	475,000	465,797
5.375%, 08/15/2022 to 05/01/2025	2,090,000	2,106,675
5.625%, 02/01/2023	285,000	288,206
6.125%, 01/15/2021	880,000	895,400
Sprint Capital Corp.
6.875%, 11/15/2028	365,000	374,581
6.900%, 05/01/2019	1,375,000	1,445,469
8.750%, 03/15/2032	562,000	648,936
Sprint Communications, Inc.
7.000%, 08/15/2020	760,000	811,300
Sprint Corp.
7.875%, 09/15/2023	775,000	835,063
T-Mobile USA, Inc.
4.000%, 04/15/2022	375,000	385,313
5.125%, 04/15/2025	250,000	261,250
5.375%, 04/15/2027	125,000	133,750
6.125%, 01/15/2022	105,000	108,675
6.625%, 04/01/2023	600,000	627,540
6.836%, 04/28/2023	1,435,000	1,506,750
Zayo Group LLC
5.750%, 01/15/2027 (A)	675,000	695,250
6.375%, 05/15/2025	1,739,000	1,838,964
		18,935,669
Utilities – 5.7%
Enable Oklahoma Intrastate
Transmission LLC
6.250%, 03/15/2020 (A)	1,000,000	1,057,395
NextEra Energy Operating Partners LP
4.250%, 09/15/2024 (A)	125,000	126,563
NRG Energy, Inc.
5.750%, 01/15/2028 (A)	1,660,000	1,660,000
NSG Holdings LLC
7.750%, 12/15/2025 (A)	2,961,273	3,242,594
Pattern Energy Group, Inc.
5.875%, 02/01/2024 (A)	3,700,000	3,912,750
Southern Star Central Corp.
5.125%, 07/15/2022 (A)	1,800,000	1,865,250
TerraForm Power Operating LLC
4.250%, 01/31/2023 (A)	250,000	250,313
5.000%, 01/31/2028 (A)	75,000	75,188
6.375%, 02/01/2023 (A)	3,775,000	3,978,850
6.625%, 06/15/2025 (A)	825,000	904,406
		17,073,309
TOTAL CORPORATE BONDS (Cost
$267,231,846)		$276,861,624

CONVERTIBLE BONDS – 0.9%
Energy – 0.9%
Hornbeck Offshore Services, Inc.
1.500%, 09/01/2019	2,625,000	1,975,313
Nabors Industries, Inc.
0.750%, 01/15/2024 (A)	950,000	705,375
		2,680,688
TOTAL CONVERTIBLE BONDS (Cost
$2,810,346)		$2,680,688

TERM LOANS (C) – 2.7%
Consumer discretionary – 0.7%
Advantage Sales & Marketing, Inc. (2
and 3 month LIBOR + 3.250%)
4.628%, 07/23/2021	937,913	910,367
CCM Merger, Inc. (1 month LIBOR +
2.750%) 4.100%, 08/08/2021	397,256	398,646
WASH Multifamily Laundry
Systems LLC (1 month LIBOR +
7.000%) 8.350%, 05/14/2023	85,000	84,150
WASH Multifamily Laundry
Systems LLC (1 month LIBOR +
3.250%) 4.600%, 05/14/2022	654,923	657,379
		2,050,542
Energy – 0.4%
Chesapeake Energy Corp. (3 month
LIBOR + 7.500%) 8.954%,
08/23/2021	300,000	319,125
Hummel Station LLC (1 month LIBOR
+ 6.000%) 7.350%, 10/27/2022	368,870	344,893
Ultra Resources, Inc. (3 month LIBOR +
3.000%) 4.413%, 04/12/2024	675,000	673,313
		1,337,331
Financials – 0.1%
Capital Automotive LP (1 month LIBOR
+ 6.000%) 7.350%, 03/24/2025	451,140	462,419
Health care – 0.2%
Press Ganey Holdings, Inc. (1 month
LIBOR + 3.000%) 10/23/2023
TBD (D)	575,000	578,352
Information technology – 1.3%
Ancestry.com Operations, Inc. (3 month
LIBOR + 3.250%) 4.500%,
10/19/2023	3,784,950	3,802,701
TOTAL TERM LOANS (Cost $8,208,130)		$8,231,345

COMMON STOCKS – 0.0%
Energy – 0.0%
SilverBow Resources, Inc. (B)(E)	6,737	152,526
TOTAL COMMON STOCKS (Cost
$1,366,818)		$152,526

RIGHTS – 0.1%
Texas Competitive Electric Holdings
Company LLC (E)(F)	220,087	165,065
TOTAL RIGHTS (Cost $1,079,996)		$165,065

ESCROW CERTIFICATES – 0.0%
Texas Competitive Electric Holdings
Company LLC
11.500%, 10/01/2020 (E)(G)	$13,200,000	0
TOTAL ESCROW CERTIFICATES (Cost $6,477)		$0

SECURITIES LENDING COLLATERAL – 2.2%
John Hancock Collateral Trust,
1.2290% (H)(I)	652,452	6,527,651
TOTAL SECURITIES LENDING
COLLATERAL (Cost $6,527,979)		$6,527,651

SHORT-TERM INVESTMENTS – 3.6%
Money market funds – 3.6%
State Street Institutional
U.S. Government Money Market
Fund, Premier Class, 0.9925% (H)	10,645,874	10,645,874
TOTAL SHORT-TERM INVESTMENTS (Cost $10,645,874)		$10,645,874
Total Investments (U.S. High Yield Bond Fund)
(Cost $297,877,466) – 102.4%		$305,264,773
Other assets and liabilities, net – (2.4%)		(7,207,320)
TOTAL NET ASSETS – 100.0%		$298,057,453

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

Security Abbreviations and Legend

LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $158,858,948 or 53.3% of the fund’s net assets as of 11-30-17.
(B)	A portion of this security is on loan as of 11-30-17. The value of securities on loan amounted to $6,373,002.
(C)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(D)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(E)	Non-income producing security.
(F)	Strike price and/or expiration date not available.
(G)	Security is valued using significant unobservable inputs.
(H)	The rate shown is the annualized seven-day yield as of 11-30-17.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

U.S. Strategic Equity Allocation Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 98.5%
Consumer discretionary – 13.1%
Auto components – 0.3%
American Axle & Manufacturing
Holdings, Inc. (A)	5,739	$103,015
BorgWarner, Inc.	9,198	512,145
Cooper Tire & Rubber Company	9,260	340,305
Cooper-Standard Holdings, Inc. (A)	1,192	150,275
Dana, Inc.	25,692	848,864
Delphi Automotive PLC	12,172	1,274,043
Dorman Products, Inc. (A)	1,900	129,789
Fox Factory Holding Corp. (A)	2,429	94,731
Gentex Corp.	31,087	636,662
Gentherm, Inc. (A)	2,572	92,592
Horizon Global Corp. (A)	1,784	25,154
LCI Industries	1,668	218,341
Modine Manufacturing Company (A)	3,448	78,959
Motorcar Parts of America, Inc. (A)	1,364	35,546
Standard Motor Products, Inc.	1,496	67,634
Stoneridge, Inc. (A)	1,925	43,929
Superior Industries International, Inc.	1,831	30,578
Tenneco, Inc.	3,654	217,084
The Goodyear Tire & Rubber Company	11,650	377,111
Tower International, Inc.	1,428	45,982
VOXX International Corp. (A)	1,556	10,503
		5,333,242
Automobiles – 0.3%
Ford Motor Company	177,630	2,223,928
General Motors Company	59,558	2,566,354
Harley-Davidson, Inc. (B)	7,662	384,632
Thor Industries, Inc.	5,324	817,500
Winnebago Industries, Inc.	2,172	118,917
		6,111,331
Distributors – 0.1%
Core-Mark Holding Company, Inc.	3,191	105,814
Genuine Parts Company	12,611	1,172,445
LKQ Corp. (A)	26,747	1,054,367
Pool Corp.	4,487	563,747
Weyco Group, Inc.	562	15,854
		2,912,227
Diversified consumer services – 0.2%
Adtalem Global Education, Inc. (A)	11,029	457,152
American Public Education, Inc. (A)	1,215	32,623
Bridgepoint Education, Inc. (A)	1,499	13,686
Capella Education Company	795	67,814
Career Education Corp. (A)	4,844	64,280
Carriage Services, Inc.	1,140	29,207
Chegg, Inc. (A)	6,586	100,173
Collectors Universe, Inc.	674	19,472
Graham Holdings Company, Class B	504	293,882
Grand Canyon Education, Inc. (A)	3,234	307,101
H&R Block, Inc.	22,947	600,752
Houghton Mifflin Harcourt Company (A)	7,283	71,009
K12, Inc. (A)	2,348	38,836
Laureate Education, Inc., Class A (A)	2,525	34,416
Regis Corp. (A)	2,549	40,657
Service Corp. International	20,386	753,263
Sotheby’s (A)	6,706	345,560
Strayer Education, Inc.	736	73,033
Weight Watchers International, Inc. (A)	1,948	85,848
		3,428,764
Hotels, restaurants and leisure – 2.8%
Belmond, Ltd., Class A (A)	6,233	77,289
Biglari Holdings, Inc. (A)	73	25,039
BJ’s Restaurants, Inc.	1,476	52,767
Bloomin’ Brands, Inc.	6,414	137,709
Bojangles’, Inc. (A)	1,280	17,216
Boyd Gaming Corp.	5,735	182,889
Brinker International, Inc. (B)	8,434	309,781
Buffalo Wild Wings, Inc. (A)	2,757	429,954
Caesars Entertainment Corp. (A)	9,555	126,604
Carnival Corp.	44,328	2,909,690
Carrols Restaurant Group, Inc. (A)	2,537	33,615
Century Casinos, Inc. (A)	1,959	17,729
Chipotle Mexican Grill, Inc. (A)	2,757	839,203
Churchill Downs, Inc.	2,327	546,845
Chuy’s Holdings, Inc. (A)	1,231	30,652
Cracker Barrel Old Country
Store, Inc. (B)	3,918	612,501
Darden Restaurants, Inc.	13,602	1,146,921
Dave & Buster’s Entertainment, Inc. (A)	2,851	151,189
Del Frisco’s Restaurant Group, Inc. (A)	1,640	23,862
Del Taco Restaurants, Inc. (A)	2,313	28,404
Denny’s Corp. (A)	4,622	62,628
DineEquity, Inc.	1,208	55,411
Domino’s Pizza, Inc.	4,761	886,308
Drive Shack, Inc.	5,540	34,237
Dunkin’ Brands Group, Inc.	9,825	586,553
El Pollo Loco Holdings, Inc. (A)	1,518	16,015
Eldorado Resorts, Inc. (A)(B)	3,227	98,746
Fiesta Restaurant Group, Inc. (A)	1,855	35,060
Golden Entertainment, Inc. (A)	794	27,250
Hilton Worldwide Holdings, Inc.	22,234	1,724,469
ILG, Inc.	18,896	530,789
International Speedway Corp., Class A	4,462	184,058
J Alexander’s Holdings, Inc. (A)	1,138	11,551
Jack in the Box, Inc.	5,211	539,391
La Quinta Holdings, Inc. (A)	5,701	101,535
Lindblad Expeditions Holdings, Inc. (A)	1,697	17,411

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Marriott International, Inc., Class A	34,015	$4,319,905
Marriott Vacations Worldwide Corp.	1,504	201,912
McDonald’s Corp.	88,048	15,141,615
MGM Resorts International	56,300	1,920,956
Monarch Casino & Resort, Inc. (A)	835	39,187
Nathan’s Famous, Inc. (A)	233	22,088
Norwegian Cruise Line
Holdings, Ltd. (A)	19,384	1,049,837
Papa John’s International, Inc.	4,764	278,503
Penn National Gaming, Inc. (A)	5,897	169,598
Pinnacle Entertainment, Inc. (A)	3,772	115,725
Planet Fitness, Inc., Class A (A)	5,952	192,666
Potbelly Corp. (A)	1,819	23,374
RCI Hospitality Holdings, Inc.	703	23,150
Red Robin Gourmet Burgers, Inc. (A)	890	46,636
Red Rock Resorts, Inc., Class A	4,701	145,026
Royal Caribbean Cruises, Ltd.	18,698	2,316,308
Ruth’s Hospitality Group, Inc.	2,072	44,444
Scientific Games Corp., Class A (A)	3,698	194,700
SeaWorld Entertainment, Inc. (A)(B)	4,757	55,895
Shake Shack, Inc., Class A (A)(B)	1,532	62,965
Six Flags Entertainment Corp. (B)	8,663	566,733
Sonic Corp. (B)	2,834	72,324
Speedway Motorsports, Inc.	878	16,945
Starbucks Corp.	156,991	9,077,220
Texas Roadhouse, Inc.	11,701	597,570
The Cheesecake Factory, Inc.	7,843	384,621
The Habit Restaurants, Inc.,
Class A (A)(B)	1,484	13,875
The Marcus Corp.	1,352	37,991
The Wendy’s Company	19,880	296,013
Wingstop, Inc. (B)	2,017	79,046
Wyndham Worldwide Corp.	11,135	1,251,463
Wynn Resorts, Ltd.	8,700	1,375,296
Yum! Brands, Inc.	37,472	3,127,788
Zoe’s Kitchen, Inc. (A)(B)	1,546	24,705
		55,897,351
Household durables – 0.7%
AV Homes, Inc. (A)	938	17,212
Bassett Furniture Industries, Inc.	750	28,800
Beazer Homes USA, Inc. (A)	2,235	47,293
CalAtlantic Group, Inc.	8,279	463,955
Cavco Industries, Inc. (A)	593	90,818
Century Communities, Inc. (A)	1,327	41,601
CSS Industries, Inc.	754	20,547
D.R. Horton, Inc.	23,756	1,211,556
Ethan Allen Interiors, Inc.	1,728	50,803
Flexsteel Industries, Inc.	585	30,420
Garmin, Ltd.	7,737	480,313
GoPro, Inc., Class A (A)(B)	7,556	64,528
Green Brick Partners, Inc. (A)	1,718	20,702
Hamilton Beach Brands Holding
Company, Class A	294	8,403
Hamilton Beach Brands Holding
Company, Class B (A)	294	8,403
Helen of Troy, Ltd. (A)	4,826	431,444
Hooker Furniture Corp.	802	40,100
Hovnanian Enterprises, Inc., Class A (A)	9,217	26,268
Installed Building Products, Inc. (A)	1,492	114,959
iRobot Corp. (A)(B)	1,819	124,820
KB Home	14,830	465,069
La-Z-Boy, Inc.	3,346	110,083
Leggett & Platt, Inc.	9,246	446,027
Lennar Corp., A Shares	13,957	876,220
Lennar Corp., B Shares	0	24
LGI Homes, Inc. (A)(B)	1,179	82,778
Libbey, Inc.	1,685	11,441
Lifetime Brands, Inc.	756	13,684
M/I Homes, Inc. (A)	1,654	59,891
MDC Holdings, Inc.	2,839	101,693
Meritage Homes Corp. (A)	2,637	144,903
Mohawk Industries, Inc. (A)	4,412	1,246,875
Newell Brands, Inc.	34,165	1,058,090
NVR, Inc. (A)	379	1,317,025
PICO Holdings, Inc. (A)	1,722	22,558
PulteGroup, Inc.	19,367	660,996
Taylor Morrison Home Corp.,
Class A (A)	4,914	118,722
Tempur Sealy International, Inc. (A)	4,995	289,260
Toll Brothers, Inc.	16,562	833,565
TopBuild Corp. (A)	2,531	172,083
TRI Pointe Group, Inc. (A)	26,768	485,036
Tupperware Brands Corp.	5,538	349,559
Universal Electronics, Inc. (A)	995	52,835
Whirlpool Corp.	5,092	858,358
William Lyon Homes, Class A (A)(B)	1,654	49,355
ZAGG, Inc. (A)	1,922	39,305
		13,188,380
Internet and direct marketing retail – 3.0%
1-800-Flowers.com, Inc., Class A (A)	1,974	20,234
Amazon.com, Inc. (A)	35,305	41,545,159
Duluth Holdings, Inc., Class B (A)(B)	720	13,673
Expedia, Inc.	10,770	1,319,325
FTD Companies, Inc. (A)	1,238	8,344
Groupon, Inc. (A)	23,591	133,053
HSN, Inc.	5,718	232,437
Lands’ End, Inc. (A)	1,018	12,420
Liberty TripAdvisor Holdings, Inc.,
Class A (A)	5,150	48,153
Netflix, Inc. (A)	38,228	7,170,808
Nutrisystem, Inc.	2,062	104,647
Overstock.com, Inc. (A)(B)	1,189	56,002
PetMed Express, Inc. (B)	1,377	54,185
Shutterfly, Inc. (A)	2,316	102,321
The Priceline Group, Inc. (A)	4,344	7,557,300
TripAdvisor, Inc. (A)	9,657	334,325
		58,712,386
Leisure products – 0.1%
Acushnet Holdings Corp.	1,650	32,786
American Outdoor Brands Corp. (A)	3,749	52,598
Brunswick Corp.	9,659	534,626
Callaway Golf Company	6,471	93,894
Clarus Corp. (A)	1,907	14,684
Hasbro, Inc.	7,933	737,928
Johnson Outdoors, Inc., Class A	365	26,696
Malibu Boats, Inc., Class A (A)	1,465	45,796
Mattel, Inc.	23,915	436,449
MCBC Holdings, Inc. (A)	1,376	32,474
Nautilus, Inc. (A)	2,198	28,794
Polaris Industries, Inc. (B)	6,334	804,481
Sturm Ruger & Company, Inc. (B)	1,180	64,605
Vista Outdoor, Inc. (A)	4,007	57,741
		2,963,552
Media – 2.4%
AMC Entertainment Holdings, Inc.,
Class A (B)	3,894	55,490
AMC Networks, Inc., Class A (A)	5,670	292,232
Cable One, Inc.	511	350,960
CBS Corp., Class B	25,846	1,448,927

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
Central European Media
Enterprises, Ltd., Class A (A)(B)	6,144	$30,413
Charter Communications, Inc.,
Class A (A)	14,348	4,680,461
Cinemark Holdings, Inc.	11,538	416,637
Comcast Corp., Class A	335,579	12,597,636
Daily Journal Corp. (A)(B)	90	21,207
Discovery Communications, Inc.,
Series A (A)	11,400	216,828
Discovery Communications, Inc.,
Series C (A)	14,359	259,611
DISH Network Corp., Class A (A)	16,376	829,444
Emerald Expositions Events, Inc.	1,108	24,764
Entercom Communications Corp.,
Class A (B)	2,058	23,873
Entravision Communications Corp.,
Class A	4,909	34,608
Eros International PLC (A)(B)	1,871	23,575
Gannett Company, Inc.	7,999	91,669
Global Eagle Entertainment, Inc. (A)(B)	4,319	11,791
Gray Television, Inc. (A)	4,471	64,382
Hemisphere Media Group, Inc. (A)	1,350	15,120
IMAX Corp. (A)	3,875	98,425
John Wiley & Sons, Inc., Class A	4,851	286,937
Liberty Media Corp.-Liberty Braves,
Class A (A)	891	20,154
Liberty Media Corp.-Liberty Braves,
Class C (A)	2,256	51,076
Live Nation Entertainment, Inc. (A)	14,587	661,958
Loral Space & Communications, Inc. (A)	890	41,563
MDC Partners, Inc., Class A (A)	4,063	47,131
Media General, Inc. (A)(C)	7,175	1,148
Meredith Corp.	7,001	477,118
MSG Networks, Inc., Class A (A)	4,079	72,810
National CineMedia, Inc.	4,627	28,919
New Media Investment Group, Inc.	3,581	62,166
News Corp., Class A	27,660	446,986
News Corp., Class B	8,424	138,154
Nexstar Media Group, Inc., Class A	3,128	212,391
Omnicom Group, Inc.	16,573	1,183,975
Reading International, Inc., Class A (A)	1,368	21,847
Saga Communications, Inc., Class A	323	14,567
Scholastic Corp.	1,954	80,348
Scripps Networks Interactive, Inc.,
Class A	6,887	563,632
SFX Entertainment, Inc. (A)(C)	1,600	0
Sinclair Broadcast Group, Inc.,
Class A (B)	4,979	169,535
TEGNA, Inc.	23,419	311,004
The EW Scripps Company, Class A (A)	4,026	60,672
The Interpublic Group of
Companies, Inc.	28,277	559,319
The New York Times Company, Class A	22,334	419,879
The Walt Disney Company	110,102	11,540,892
Time Warner, Inc.	55,472	5,076,243
Time, Inc.	6,926	128,824
tronc, Inc. (A)	1,516	26,848
Twenty-First Century Fox, Inc., Class A	75,066	2,397,608
Twenty-First Century Fox, Inc., Class B	31,400	978,110
Viacom, Inc., Class B	25,085	710,407
WideOpenWest, Inc. (A)	1,425	14,250
World Wrestling Entertainment, Inc.,
Class A (B)	2,670	76,068
		48,470,592
Multiline retail – 0.5%
Big Lots, Inc. (B)	7,846	463,699
Dillard’s, Inc., Class A (B)	3,252	195,445
Dollar General Corp.	25,569	2,252,118
Dollar Tree, Inc. (A)	23,246	2,388,759
Fred’s, Inc., Class A (B)	2,833	14,562
J.C. Penney Company, Inc. (A)(B)	21,758	72,019
Kohl’s Corp.	16,555	794,143
Macy’s, Inc.	29,920	712,096
Nordstrom, Inc. (B)	11,417	518,903
Ollie’s Bargain Outlet Holdings, Inc. (A)	3,282	155,731
Target Corp.	53,608	3,211,119
		10,778,594
Specialty retail – 2.0%
Aaron’s, Inc.	11,130	419,824
Abercrombie & Fitch Company, Class A	4,801	83,345
Advance Auto Parts, Inc.	4,892	494,092
American Eagle Outfitters, Inc.	29,548	475,132
America’s Car-Mart, Inc. (A)(B)	564	26,198
Asbury Automotive Group, Inc. (A)	1,281	84,290
Ascena Retail Group, Inc. (A)(B)	12,783	29,912
AutoNation, Inc. (A)(B)	6,457	357,524
AutoZone, Inc. (A)	1,853	1,272,566
Barnes & Noble Education, Inc. (A)	2,841	17,160
Barnes & Noble, Inc.	4,300	29,670
Bed Bath & Beyond, Inc.	15,690	351,299
Best Buy Company, Inc.	17,528	1,044,844
Caleres, Inc.	2,939	95,929
Camping World Holdings, Inc., Class A	1,629	75,520
CarMax, Inc. (A)	12,115	834,845
Carvana Company (A)(B)	1,122	18,188
Chico’s FAS, Inc.	9,008	79,451
Citi Trends, Inc.	1,103	28,446
Conn’s, Inc. (A)(B)	1,320	40,788
Dick’s Sporting Goods, Inc.	9,216	271,503
DSW, Inc., Class A	4,564	97,350
Express, Inc. (A)	5,609	54,632
Five Below, Inc. (A)	3,726	230,267
Foot Locker, Inc.	8,207	351,588
Francesca’s Holdings Corp. (A)	2,814	20,880
GameStop Corp., Class A (B)	11,025	206,719
Genesco, Inc. (A)	1,386	43,105
GNC Holdings, Inc., Class A (B)	4,891	27,292
Group 1 Automotive, Inc.	1,371	111,092
Guess?, Inc.	4,176	68,904
Haverty Furniture Companies, Inc.	1,370	33,086
Hibbett Sports, Inc. (A)	1,574	31,401
Kirkland’s, Inc. (A)	1,301	16,926
L Brands, Inc.	16,486	924,370
Lithia Motors, Inc., Class A	1,619	189,893
Lowe’s Companies, Inc.	55,766	4,649,211
Lumber Liquidators Holdings, Inc. (A)	1,958	55,509
MarineMax, Inc. (A)	1,838	39,241
Monro, Inc.	2,198	110,889
Murphy USA, Inc. (A)	3,650	287,803
Office Depot, Inc.	91,939	300,641
O’Reilly Automotive, Inc. (A)	5,821	1,374,978
Party City Holdco, Inc. (A)(B)	1,984	27,578
Pier 1 Imports, Inc.	5,930	28,998
Rent-A-Center, Inc. (B)	3,039	34,158
RH (A)	1,397	141,642
Ross Stores, Inc.	25,721	1,955,568
Sally Beauty Holdings, Inc. (A)	14,302	243,849
Shoe Carnival, Inc.	904	24,209
Signet Jewelers, Ltd. (B)	3,983	208,271
Sleep Number Corp. (A)	2,793	98,286

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Sonic Automotive, Inc., Class A	1,821	$38,696
Sportsman’s Warehouse
Holdings, Inc. (A)(B)	2,892	14,576
Tailored Brands, Inc. (B)	3,495	58,926
The Buckle, Inc. (B)	2,111	46,970
The Cato Corp., Class A	1,890	29,824
The Children’s Place, Inc. (B)	1,183	157,221
The Finish Line, Inc., Class A (B)	2,943	31,755
The Gap, Inc.	14,505	468,657
The Home Depot, Inc.	77,863	14,001,325
The Michaels Companies, Inc. (A)	12,020	259,632
The TJX Companies, Inc.	42,028	3,175,215
Tiffany & Company	6,744	637,308
Tile Shop Holdings, Inc.	2,902	24,087
Tractor Supply Company	8,382	571,988
Ulta Beauty, Inc. (A)	3,859	855,579
Urban Outfitters, Inc. (A)	8,849	275,381
Williams-Sonoma, Inc. (B)	8,678	443,966
Winmark Corp.	169	22,460
Zumiez, Inc. (A)	1,395	30,411
		39,262,839
Textiles, apparel and luxury goods – 0.7%
Carter’s, Inc.	5,208	564,131
Columbia Sportswear Company	1,999	140,550
Crocs, Inc. (A)	5,324	58,191
Culp, Inc.	801	25,712
Deckers Outdoor Corp. (A)	5,663	423,196
Fossil Group, Inc. (A)(B)	3,238	22,925
G-III Apparel Group, Ltd. (A)	3,011	92,739
Hanesbrands, Inc. (B)	25,356	529,687
Iconix Brand Group, Inc. (A)	3,957	7,439
Michael Kors Holdings, Ltd. (A)	10,570	617,711
Movado Group, Inc.	1,113	32,667
NIKE, Inc., Class B	91,571	5,532,720
Oxford Industries, Inc.	1,138	78,522
Perry Ellis International, Inc. (A)	947	23,173
PVH Corp.	5,395	725,897
Ralph Lauren Corp.	3,861	367,374
Skechers U.S.A., Inc., Class A (A)	14,577	511,653
Steven Madden, Ltd. (A)	4,054	173,309
Superior Uniform Group, Inc.	670	17,038
Tapestry, Inc.	19,675	820,251
Under Armour, Inc., Class A (A)(B)	12,397	164,756
Under Armour, Inc., Class C (A)(B)	13,781	164,407
Unifi, Inc. (A)	1,129	41,254
Vera Bradley, Inc. (A)	1,796	15,895
VF Corp.	22,748	1,659,694
Wolverine World Wide, Inc.	6,496	188,189
		12,999,080
		260,058,338
Consumer staples – 7.9%
Beverages – 1.2%
Brown-Forman Corp., Class B	10,302	616,060
Coca-Cola Bottling
Company Consolidated	324	69,890
Constellation Brands, Inc., Class A	9,037	1,966,361
Craft Brew Alliance, Inc. (A)	1,078	20,967
Dr. Pepper Snapple Group, Inc.	9,564	862,577
MGP Ingredients, Inc.	905	67,287
Molson Coors Brewing Company,
Class B	9,721	759,210
Monster Beverage Corp. (A)	21,838	1,368,587
National Beverage Corp.	809	88,278
PepsiCo, Inc.	75,148	8,756,245
Primo Water Corp. (A)	1,876	24,594
The Boston Beer Company, Inc.,
Class A (A)	1,560	280,566
The Coca-Cola Company	201,936	9,242,611
		24,123,233
Food and staples retailing – 4.3%
Casey’s General Stores, Inc.	4,163	502,682
Costco Wholesale Corp.	88,475	16,317,444
CVS Health Corp.	205,047	15,706,600
Ingles Markets, Inc., Class A	1,055	29,276
Performance Food Group Company (A)	5,815	172,415
PriceSmart, Inc.	1,536	131,328
Smart & Final Stores, Inc. (A)	1,774	16,232
SpartanNash Company	2,610	66,164
Sprouts Farmers Market, Inc. (A)	13,727	320,937
SUPERVALU, Inc. (A)	2,710	49,539
Sysco Corp.	97,945	5,654,365
The Andersons, Inc.	1,883	60,821
The Chefs’ Warehouse, Inc. (A)	1,426	28,877
The Kroger Company	181,076	4,682,625
United Natural Foods, Inc. (A)	9,026	433,429
Village Super Market, Inc., Class A	656	16,826
Walgreens Boots Alliance, Inc.	175,128	12,742,313
Wal-Mart Stores, Inc.	295,242	28,706,380
Weis Markets, Inc.	664	27,337
		85,665,590
Food products – 1.1%
Amplify Snack Brands, Inc. (A)(B)	2,418	14,024
Archer-Daniels-Midland Company	29,649	1,182,402
B&G Foods, Inc. (B)	4,516	174,769
Bob Evans Farms, Inc.	1,354	105,666
Calavo Growers, Inc.	1,099	83,964
Cal-Maine Foods, Inc. (A)(B)	2,161	107,510
Campbell Soup Company	10,219	503,797
Conagra Brands, Inc.	21,879	816,743
Darling Ingredients, Inc. (A)	11,339	203,535
Dean Foods Company	16,340	182,354
Farmer Brothers Company (A)	621	21,238
Flowers Foods, Inc.	20,054	400,679
Fresh Del Monte Produce, Inc.	2,180	106,166
Freshpet, Inc. (A)	1,788	33,972
General Mills, Inc.	30,364	1,717,388
Hormel Foods Corp.	14,231	518,720
Hostess Brands, Inc. (A)	5,579	78,441
Ingredion, Inc.	7,803	1,080,559
J&J Snack Foods Corp.	1,024	154,737
John B. Sanfilippo & Son, Inc.	594	35,889
Kellogg Company	13,072	864,844
Lamb Weston Holdings, Inc.	15,913	865,190
Lancaster Colony Corp.	3,407	454,085
Landec Corp. (A)	2,003	25,038
Limoneira Company	905	22,951
McCormick & Company, Inc.	6,262	639,851
Mondelez International, Inc., Class A	79,370	3,408,148
Omega Protein Corp.	1,571	34,483
Post Holdings, Inc. (A)	7,202	572,199
Sanderson Farms, Inc.	3,556	603,418
Seneca Foods Corp., Class A (A)	563	19,339
Snyder’s-Lance, Inc.	15,184	587,317
The Hain Celestial Group, Inc. (A)	11,289	463,978
The Hershey Company	7,434	824,654
The J.M. Smucker Company	5,985	698,270
The Kraft Heinz Company	31,405	2,555,425
Tootsie Roll Industries, Inc. (B)	3,242	121,251

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food products (continued)
TreeHouse Foods, Inc. (A)	6,225	$286,475
Tyson Foods, Inc., Class A	15,225	1,252,256
		21,821,725
Household products – 0.4%
Central Garden & Pet Company (A)(B)	1,038	41,136
Central Garden & Pet Company,
Class A (A)	2,116	81,614
Church & Dwight Company, Inc.	5,473	257,724
Colgate-Palmolive Company	19,280	1,396,836
Energizer Holdings, Inc.	6,731	309,155
HRG Group, Inc. (A)	8,202	142,305
Kimberly-Clark Corp.	7,723	924,906
Oil-Dri Corp. of America	384	17,315
The Clorox Company	2,813	391,823
The Procter & Gamble Company	55,840	5,025,042
WD-40 Company	941	112,355
		8,700,211
Personal products – 0.1%
Avon Products, Inc. (A)	48,305	95,644
Coty, Inc., Class A (B)	10,317	177,762
Edgewell Personal Care Company (A)	6,201	359,596
elf Beauty, Inc. (A)(B)	1,478	32,752
Inter Parfums, Inc.	1,219	54,002
Medifast, Inc.	733	50,232
Natural Health Trends Corp. (B)	587	10,537
Nu Skin Enterprises, Inc., Class A	5,418	367,936
Revlon, Inc., Class A (A)(B)	855	18,725
The Estee Lauder Companies, Inc.,
Class A	4,900	611,667
USANA Health Sciences, Inc. (A)	810	58,077
		1,836,930
Tobacco – 0.8%
Altria Group, Inc.	100,908	6,844,590
Philip Morris International, Inc.	81,683	8,392,928
Universal Corp.	1,705	90,962
Vector Group, Ltd.	6,709	150,885
		15,479,365
		157,627,054
Energy – 5.4%
Energy equipment and services – 0.8%
Archrock, Inc.	5,058	48,051
Baker Hughes, a GE Company	30,588	909,381
Basic Energy Services, Inc. (A)	1,303	29,148
Bristow Group, Inc.	2,541	36,997
C&J Energy Services, Inc. (A)	3,235	101,126
CARBO Ceramics, Inc. (A)(B)	1,807	18,124
Core Laboratories NV (B)	4,801	483,701
Diamond Offshore Drilling, Inc. (A)(B)	11,598	186,032
Dril-Quip, Inc. (A)	6,753	323,806
Ensco PLC, Class A (B)	77,268	414,929
Era Group, Inc. (A)	1,632	18,017
Exterran Corp. (A)	2,278	69,798
Fairmount Santrol Holdings, Inc. (A)(B)	10,938	52,721
Forum Energy Technologies, Inc. (A)	4,911	69,736
Frank’s International NV (B)	3,801	23,680
Geospace Technologies Corp. (A)	1,145	16,763
Gulf Island Fabrication, Inc.	1,205	15,304
Halliburton Company	61,953	2,588,396
Helix Energy Solutions Group, Inc. (A)	9,985	66,400
Helmerich & Payne, Inc. (B)	7,775	455,460
Keane Group, Inc. (A)(B)	2,410	36,054
Matrix Service Company (A)	1,916	32,764
McDermott International, Inc. (A)	19,573	142,100
Nabors Industries, Ltd.	31,106	187,880
National Oilwell Varco, Inc.	27,156	911,084
Natural Gas Services Group, Inc. (A)	997	25,424
NCS Multistage Holdings, Inc. (A)(B)	789	13,255
Newpark Resources, Inc. (A)	6,039	53,445
Noble Corp. PLC (A)	17,303	72,327
Nordic American Offshore, Ltd.	294	365
Oceaneering International, Inc.	10,696	209,000
Oil States International, Inc. (A)	3,582	85,252
Parker Drilling Company (A)	12,643	12,391
Patterson-UTI Energy, Inc.	23,225	501,428
Pioneer Energy Services Corp. (A)	5,854	12,293
ProPetro Holding Corp. (A)	2,124	39,867
RigNet, Inc. (A)	1,032	16,615
Rowan Companies PLC, Class A (A)	20,558	297,474
Schlumberger, Ltd.	99,222	6,236,103
SEACOR Holdings, Inc. (A)	1,167	55,841
SEACOR Marine Holdings, Inc. (A)	1,305	15,986
Solaris Oilfield Infrastructure, Inc.,
Class A (A)	801	12,976
Superior Energy Services, Inc. (A)	27,374	264,159
TechnipFMC PLC	31,368	898,380
Tesco Corp. (A)	4,045	16,382
TETRA Technologies, Inc. (A)	8,597	34,560
Transocean, Ltd. (A)(B)	42,582	431,781
U.S. Silica Holdings, Inc.	5,667	187,974
Unit Corp. (A)	3,644	77,945
		16,808,675
Oil, gas and consumable fuels – 4.6%
Abraxas Petroleum Corp. (A)	11,896	24,625
Anadarko Petroleum Corp.	40,028	1,924,947
Andeavor	10,311	1,087,501
Apache Corp.	27,208	1,138,111
Arch Coal, Inc., Class A (B)	1,448	119,547
Ardmore Shipping Corp. (A)	2,196	17,458
Bill Barrett Corp. (A)	5,935	34,720
Bonanza Creek Energy, Inc. (A)	1,454	40,378
Cabot Oil & Gas Corp.	32,996	955,234
California Resources Corp. (A)(B)	3,105	48,842
Callon Petroleum Company (A)	35,930	396,667
Carrizo Oil & Gas, Inc. (A)	5,433	105,020
Chesapeake Energy Corp. (A)(B)	65,859	268,046
Chevron Corp.	135,334	16,103,393
Cimarex Energy Company	6,803	789,896
Clean Energy Fuels Corp. (A)	10,603	23,857
Cloud Peak Energy, Inc. (A)	5,655	23,412
CNX Resources Corp. (A)	22,540	314,433
Concho Resources, Inc. (A)	10,620	1,485,313
ConocoPhillips	86,888	4,420,861
CONSOL Energy, Inc. (A)	2,818	61,985
CVR Energy, Inc. (B)	1,134	37,025
Delek US Holdings, Inc.	5,401	179,421
Denbury Resources, Inc. (A)	29,800	52,150
Devon Energy Corp.	37,565	1,447,379
DHT Holdings, Inc.	6,146	23,785
Earthstone Energy, Inc., Class A (A)	1,697	15,833
Eclipse Resources Corp. (A)	6,512	16,150
Energen Corp. (A)	10,582	597,460
Energy XXI Gulf Coast, Inc. (A)	2,279	11,441
EOG Resources, Inc.	41,231	4,218,756
EQT Corp.	17,123	1,020,531
Evolution Petroleum Corp.	2,273	15,911
Exxon Mobil Corp.	302,637	25,206,636
Frontline, Ltd. (B)	5,674	29,789
GasLog, Ltd.	2,841	51,138

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Gastar Exploration, Inc. (A)	14,318	$15,034
Gener8 Maritime, Inc. (A)	3,805	17,313
Golar LNG, Ltd. (B)	6,651	164,346
Green Plains, Inc.	2,739	46,152
Gulfport Energy Corp. (A)	17,913	229,286
Halcon Resources Corp. (A)	9,146	64,845
Hess Corp.	19,292	885,117
HollyFrontier Corp.	19,300	858,464
International Seaways, Inc. (A)	2,109	35,832
Jagged Peak Energy, Inc. (A)(B)	4,070	61,783
Kinder Morgan, Inc.	137,190	2,363,784
Lilis Energy, Inc. (A)(B)	3,272	16,196
Marathon Oil Corp.	60,746	901,471
Marathon Petroleum Corp.	36,163	2,264,889
Matador Resources Company (A)(B)	16,705	477,763
Murphy Oil Corp.	17,660	493,597
NACCO Industries, Inc., Class A	294	12,877
Newfield Exploration Company (A)	14,402	445,454
Noble Energy, Inc.	34,758	914,135
Nordic American Tankers, Ltd. (B)	7,197	28,716
Oasis Petroleum, Inc. (A)	16,415	167,925
Occidental Petroleum Corp.	54,579	3,847,820
ONEOK, Inc.	27,078	1,405,348
Pacific Ethanol, Inc. (A)	3,421	15,395
Panhandle Oil and Gas, Inc., Class A	1,218	27,040
Par Pacific Holdings, Inc. (A)	2,180	45,257
PBF Energy, Inc., Class A	11,941	386,530
PDC Energy, Inc. (A)	4,586	210,727
Peabody Energy Corp. (A)	4,305	143,400
Penn Virginia Corp. (A)	994	34,104
Phillips 66	30,692	2,994,312
Pioneer Natural Resources Company	12,147	1,895,418
QEP Resources, Inc. (A)	26,181	252,908
Range Resources Corp.	16,485	297,060
Renewable Energy Group, Inc. (A)	2,714	30,804
Resolute Energy Corp. (A)(B)	1,537	45,987
REX American Resources Corp. (A)	400	36,616
Ring Energy, Inc. (A)	3,540	50,197
Sanchez Energy Corp. (A)(B)	5,182	26,843
SandRidge Energy, Inc. (A)	2,448	45,557
Scorpio Tankers, Inc.	14,919	46,249
SemGroup Corp., Class A	4,605	110,520
Ship Finance International, Ltd. (B)	3,980	61,690
SM Energy Company	11,143	229,992
Southwestern Energy Company (A)	55,432	352,548
SRC Energy, Inc. (A)	13,969	122,368
Stone Energy Corp. (A)	1,395	35,349
Teekay Corp.	3,923	32,679
Teekay Tankers, Ltd., Class A (B)	10,112	16,078
Tellurian, Inc. (A)	4,128	52,095
The Williams Companies, Inc.	59,026	1,714,705
Ultra Petroleum Corp. (A)	13,620	130,616
Uranium Energy Corp. (A)(B)	10,676	14,199
Valero Energy Corp.	31,545	2,700,883
W&T Offshore, Inc. (A)	7,068	22,194
WildHorse Resource Development
Corp. (A)(B)	1,565	25,823
World Fuel Services Corp.	7,456	209,290
WPX Energy, Inc. (A)	43,313	548,776
		90,990,007
		107,798,682
Financials – 15.4%
Banks – 7.2%
1st Source Corp.	1,056	54,331
Access National Corp.	1,091	32,130
ACNB Corp.	514	14,906
Allegiance Bancshares, Inc. (A)	883	35,188
American National Bankshares, Inc.	660	27,159
Ameris Bancorp	2,513	124,645
Arrow Financial Corp.	882	32,458
Associated Banc-Corp.	16,476	420,138
Atlantic Capital Bancshares, Inc. (A)	1,601	27,537
Banc of California, Inc. (B)	2,975	67,086
BancFirst Corp.	1,157	65,718
Banco Latinoamericano de Comercio
Exterior SA	2,024	59,425
BancorpSouth Bank	15,056	500,612
Bank of America Corp.	740,451	20,858,505
Bank of Commerce Holdings	1,528	18,489
Bank of Hawaii Corp.	4,644	394,183
Bank of Marin Bancorp	464	32,689
Bank of the Ozarks	13,220	637,468
Bankwell Financial Group, Inc.	516	18,210
Banner Corp.	2,245	129,290
Bar Harbor Bankshares	1,115	31,778
BB&T Corp.	60,995	3,014,373
Berkshire Hills Bancorp, Inc.	2,662	102,620
Blue Hills Bancorp, Inc.	1,659	35,420
Boston Private Financial Holdings, Inc.	5,738	93,816
Bridge Bancorp, Inc.	1,350	48,533
Brookline Bancorp, Inc.	5,145	82,835
Bryn Mawr Bank Corp.	1,153	50,905
C&F Financial Corp.	292	17,520
Cadence BanCorp (A)	659	16,080
Camden National Corp.	1,084	49,528
Capital Bank Financial Corp., Class A	1,891	78,949
Capital City Bank Group, Inc.	969	24,496
Capstar Financial Holdings, Inc. (A)	881	19,329
Carolina Financial Corp.	1,020	39,423
Cathay General Bancorp	13,432	582,814
CenterState Bank Corp.	3,619	98,183
Central Pacific Financial Corp.	2,023	65,141
Central Valley Community Bancorp	954	19,538
Century Bancorp, Inc., Class A	297	25,483
Chemical Financial Corp.	12,566	708,597
Chemung Financial Corp.	339	16,526
Citigroup, Inc.	205,630	15,525,065
Citizens & Northern Corp.	1,107	28,383
Citizens Financial Group, Inc.	37,842	1,540,169
City Holding Company	1,022	72,787
Civista Bancshares, Inc.	995	22,547
CNB Financial Corp.	1,159	33,008
CoBiz Financial, Inc.	2,746	58,160
Codorus Valley Bancorp, Inc.	710	21,408
Columbia Banking System, Inc.	5,002	230,592
Comerica, Inc.	13,290	1,107,190
Commerce Bancshares, Inc.	10,223	578,815
Community Bank System, Inc.	3,313	183,474
Community Bankers Trust Corp. (A)	2,099	18,261
Community Trust Bancorp, Inc.	1,043	51,889
ConnectOne Bancorp, Inc.	2,125	57,694
Cullen/Frost Bankers, Inc.	6,364	626,281
Customers Bancorp, Inc. (A)	1,897	51,409
CVB Financial Corp.	7,167	176,237
Eagle Bancorp, Inc. (A)	2,134	141,164
East West Bancorp, Inc.	15,731	968,086
Enterprise Financial Services Corp.	1,482	67,061
Equity Bancshares, Inc., Class A (A)	819	28,313
Farmers & Merchants Bancorp, Inc. (B)	695	28,266

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Farmers Capital Bank Corp.	566	$23,319
Farmers National Banc Corp.	1,892	28,664
FB Financial Corp. (A)	885	37,568
FCB Financial Holdings, Inc.,
Class A (A)	2,390	126,312
Fidelity Southern Corp.	1,580	34,839
Fifth Third Bancorp	55,721	1,700,048
Financial Institutions, Inc.	1,127	37,247
First Bancorp (NC)	1,876	71,100
First BanCorp (PR) (A)	13,270	66,085
First Busey Corp.	2,517	80,116
First Business Financial Services, Inc.	779	18,205
First Citizens BancShares, Inc., Class A	491	209,407
First Commonwealth Financial Corp.	6,486	97,939
First Community Bancshares, Inc.	1,180	35,400
First Connecticut Bancorp, Inc.	1,119	29,709
First Financial Bancorp	4,296	121,792
First Financial Bankshares, Inc. (B)	4,381	207,878
First Financial Corp.	778	37,500
First Financial Northwest, Inc.	800	13,560
First Foundation, Inc. (A)	2,106	40,161
First Guaranty Bancshares, Inc. (B)	550	15,395
First Horizon National Corp.	25,490	494,251
First Internet Bancorp	545	21,718
First Interstate BancSystem, Inc.,
Class A	1,790	71,063
First Merchants Corp.	2,791	122,246
First Mid-Illinois Bancshares, Inc.	751	30,243
First Midwest Bancorp, Inc.	6,981	174,316
First Northwest Bancorp (A)	874	15,645
Flushing Financial Corp.	1,975	55,853
FNB Bancorp	497	18,076
FNB Corp.	35,188	499,318
Franklin Financial Network, Inc. (A)	878	30,686
Fulton Financial Corp.	30,676	582,844
German American Bancorp, Inc.	1,498	56,340
Glacier Bancorp, Inc.	5,380	215,469
Great Southern Bancorp, Inc.	787	42,537
Great Western Bancorp, Inc.	4,059	167,718
Green Bancorp, Inc. (A)	1,543	34,563
Guaranty Bancorp	1,659	48,194
Hancock Holding Company	14,952	767,785
Hanmi Financial Corp.	2,181	69,247
HarborOne Bancorp, Inc. (A)	1,027	19,903
Heartland Financial USA, Inc.	1,629	82,265
Heritage Commerce Corp.	2,708	43,951
Heritage Financial Corp.	2,032	66,142
Hilltop Holdings, Inc.	5,060	125,842
Home BancShares, Inc.	28,510	678,538
HomeTrust Bancshares, Inc. (A)	1,265	34,155
Hope Bancorp, Inc.	8,995	168,386
Horizon Bancorp	1,517	41,718
Howard Bancorp, Inc. (A)	867	19,074
Huntington Bancshares, Inc.	82,368	1,186,099
IBERIABANK Corp.	3,412	265,283
Independent Bank Corp. (MA)	1,827	132,823
Independent Bank Corp. (MI)	1,519	34,026
Independent Bank Group, Inc.	1,247	85,918
International Bancshares Corp.	9,671	398,929
Investar Holding Corp. (B)	780	18,291
Investors Bancorp, Inc.	17,104	244,074
JPMorgan Chase & Co.	265,548	27,755,077
KeyCorp	82,108	1,558,410
Lakeland Bancorp, Inc.	3,107	64,936
Lakeland Financial Corp.	1,622	82,203
LCNB Corp.	761	15,981
LegacyTexas Financial Group, Inc.	3,295	137,962
Live Oak Bancshares, Inc.	1,583	40,762
M&T Bank Corp.	11,469	1,937,688
Macatawa Bank Corp.	2,247	22,874
MainSource Financial Group, Inc.	1,701	67,275
MB Financial, Inc.	14,635	681,259
MBT Financial Corp.	1,583	17,255
Mercantile Bank Corp.	1,190	44,161
Midland States Bancorp, Inc.	1,131	37,606
MidSouth Bancorp, Inc.	1,322	18,111
MidWestOne Financial Group, Inc.	869	31,606
MutualFirst Financial, Inc.	545	20,683
National Bank Holdings Corp., Class A	1,672	56,731
National Bankshares, Inc. (B)	533	24,678
National Commerce Corp. (A)	835	34,611
NBT Bancorp, Inc.	2,962	115,044
Nicolet Bankshares, Inc. (A)	629	36,451
Northeast Bancorp	613	15,110
Northrim BanCorp, Inc.	639	23,931
Norwood Financial Corp. (B)	535	16,173
OFG Bancorp (B)	3,272	32,066
Ohio Valley Banc Corp.	425	16,873
Old Line Bancshares, Inc.	738	22,302
Old National Bancorp	9,145	166,896
Old Point Financial Corp.	461	13,217
Old Second Bancorp, Inc.	2,255	30,330
Opus Bank (A)	1,519	42,380
Orrstown Financial Services, Inc.	747	18,899
Pacific Mercantile Bancorp (A)	1,663	15,965
Pacific Premier Bancorp, Inc. (A)	2,652	105,019
PacWest Bancorp	14,717	701,412
Paragon Commercial Corp. (A)	371	21,243
Park National Corp.	893	100,337
Park Sterling Corp.	3,719	47,864
Peapack Gladstone Financial Corp.	1,237	43,580
Penns Woods Bancorp, Inc.	464	23,075
Peoples Bancorp of North Carolina, Inc.	426	14,970
Peoples Bancorp, Inc.	1,204	40,767
Peoples Financial Services Corp. (B)	563	27,604
People’s United Financial, Inc.	25,990	494,330
People’s Utah Bancorp	1,031	32,477
Pinnacle Financial Partners, Inc.	8,031	551,328
Preferred Bank	894	55,964
Premier Financial Bancorp, Inc.	747	14,918
Prosperity Bancshares, Inc.	7,565	529,853
QCR Holdings, Inc.	866	39,316
Regions Financial Corp.	90,303	1,498,127
Renasant Corp.	2,950	126,968
Republic Bancorp, Inc., Class A	665	28,302
Republic First Bancorp, Inc. (A)(B)	3,721	35,163
S&T Bancorp, Inc.	2,322	96,967
Sandy Spring Bancorp, Inc.	1,587	62,512
Seacoast Banking Corp. of Florida (A)	2,978	77,517
ServisFirst Bancshares, Inc.	3,232	135,712
Shore Bancshares, Inc.	1,227	21,374
Sierra Bancorp	979	27,373
Signature Bank (A)	5,985	821,621
Simmons First National Corp., Class A	2,647	153,261
SmartFinancial, Inc. (A)	699	15,532
South State Corp.	1,938	178,393
Southern First Bancshares, Inc. (A)	650	27,885
Southern National Bancorp of
Virginia, Inc.	1,737	29,651
Southside Bancshares, Inc.	1,890	68,418

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
State Bank Financial Corp.	2,518	$76,648
Sterling Bancorp	38,787	983,250
Stock Yards Bancorp, Inc.	1,504	59,859
Summit Financial Group, Inc.	935	25,123
Sun Bancorp, Inc.	879	22,458
Sunshine Bancorp, Inc. (A)	624	14,964
SunTrust Banks, Inc.	36,236	2,233,225
SVB Financial Group (A)	5,737	1,305,971
Synovus Financial Corp.	13,228	656,506
TCF Financial Corp.	18,685	379,492
Texas Capital Bancshares, Inc. (A)	8,829	797,700
The Bancorp, Inc. (A)	3,682	35,605
The Bank of NT Butterfield & Son, Ltd.	3,585	142,611
The Community Financial Corp.	439	15,743
The First of Long Island Corp.	1,662	50,109
The PNC Financial Services Group, Inc.	36,164	5,083,212
Tompkins Financial Corp.	973	86,169
Towne Bank	3,806	127,501
TriCo Bancshares	1,405	59,052
TriState Capital Holdings, Inc. (A)	1,606	38,865
Triumph Bancorp, Inc. (A)	1,247	41,463
Trustmark Corp.	11,986	406,805
U.S. Bancorp	119,909	6,612,981
UMB Financial Corp.	7,868	591,359
Umpqua Holdings Corp.	39,068	863,793
Union Bankshares Corp.	2,996	112,919
United Bankshares, Inc.	18,255	685,475
United Community Banks, Inc.	4,857	139,590
Univest Corp. of Pennsylvania	1,780	50,018
Valley National Bancorp	46,307	551,053
Veritex Holdings, Inc. (A)	1,200	33,384
Washington Trust Bancorp, Inc.	1,043	59,295
WashingtonFirst Bankshares, Inc.	752	25,681
Webster Financial Corp.	10,024	575,077
Wells Fargo & Company	337,122	19,037,279
WesBanco, Inc.	2,892	121,666
Westamerica Bancorporation (B)	1,787	110,490
Wintrust Financial Corp.	9,843	825,336
Xenith Bankshares, Inc. (A)	410	14,412
Zions Bancorporation	15,355	760,840
		143,861,404
Capital markets – 3.0%
Affiliated Managers Group, Inc.	4,078	810,176
Ameriprise Financial, Inc.	10,903	1,779,697
Arlington Asset Investment Corp.,
Class A (B)	1,632	19,274
Artisan Partners Asset Management, Inc.,
Class A	3,082	121,739
Associated Capital Group, Inc., Class A	447	15,578
B. Riley Financial, Inc.	1,553	27,954
BlackRock, Inc.	9,015	4,518,228
Cboe Global Markets, Inc.	8,194	1,011,385
CME Group, Inc.	24,718	3,696,330
Cohen & Steers, Inc.	1,511	70,382
Cowen, Inc. (A)	1,860	27,714
Diamond Hill Investment Group, Inc.	222	46,855
Donnelley Financial Solutions, Inc. (A)	2,338	47,695
E*TRADE Financial Corp. (A)	20,044	964,918
Eaton Vance Corp.	12,518	691,995
Evercore, Inc., Class A	2,684	233,105
FactSet Research Systems, Inc.	4,271	853,687
Federated Investors, Inc., Class B	10,382	348,420
Financial Engines, Inc.	4,098	114,334
Franklin Resources, Inc.	23,987	1,039,836
GAIN Capital Holdings, Inc.	2,723	20,559
Greenhill & Company, Inc. (B)	1,943	39,443
Hamilton Lane, Inc. Class A	1,063	36,642
Houlihan Lokey, Inc.	1,678	74,906
Intercontinental Exchange, Inc.	42,803	3,058,274
INTL. FCStone, Inc. (A)	1,087	47,698
Invesco, Ltd.	29,597	1,070,523
Investment Technology Group, Inc.	2,363	42,510
Janus Henderson Group PLC	19,637	731,871
Ladenburg Thalmann Financial
Services, Inc.	7,624	26,303
Legg Mason, Inc.	9,476	378,661
MarketAxess Holdings, Inc.	4,092	799,045
Moelis & Company, Class A	2,145	102,746
Moody’s Corp.	12,081	1,834,137
Morgan Stanley	102,872	5,309,224
MSCI, Inc.	9,805	1,261,904
Nasdaq, Inc.	8,500	672,860
Northern Trust Corp.	15,635	1,528,790
OM Asset Management PLC	5,286	86,690
Oppenheimer Holdings, Inc., Class A	870	23,447
Piper Jaffray Companies	1,001	78,629
PJT Partners, Inc., Class A	1,250	53,163
Pzena Investment Management, Inc.,
Class A	1,552	17,351
Raymond James Financial, Inc.	9,349	825,517
S&P Global, Inc.	18,689	3,092,656
Safeguard Scientifics, Inc. (A)	1,953	24,217
SEI Investments Company	14,287	1,005,233
State Street Corp.	27,210	2,594,474
Stifel Financial Corp.	12,031	676,623
T. Rowe Price Group, Inc.	17,481	1,799,145
The Bank of New York Mellon Corp.	75,179	4,115,298
The Charles Schwab Corp.	86,697	4,229,947
The Goldman Sachs Group, Inc.	26,173	6,481,482
Virtu Financial, Inc., Class A (B)	1,754	28,590
Virtus Investment Partners, Inc.	474	56,904
Waddell & Reed Financial, Inc., Class A	5,620	114,086
Westwood Holdings Group, Inc.	577	39,438
WisdomTree Investments, Inc. (B)	8,148	93,702
		58,911,990
Consumer finance – 0.7%
American Express Company	53,356	5,213,415
Capital One Financial Corp.	35,203	3,238,676
Discover Financial Services	27,088	1,912,413
Encore Capital Group, Inc. (A)	1,672	76,578
Enova International, Inc. (A)	2,418	35,907
EZCORP, Inc., Class A (A)	3,568	42,994
FirstCash, Inc.	3,261	219,791
Green Dot Corp., Class A (A)	3,156	195,041
LendingClub Corp. (A)	22,120	96,664
Navient Corp.	20,008	252,301
Nelnet, Inc., Class A	1,367	73,230
PRA Group, Inc. (A)	3,208	111,638
Regional Management Corp. (A)	776	19,144
SLM Corp. (A)	46,981	543,570
Synchrony Financial	54,392	1,952,129
World Acceptance Corp. (A)	415	34,437
		14,017,928
Diversified financial services – 1.4%
Berkshire Hathaway, Inc., Class B (A)	139,946	27,010,977
Cannae Holdings, Inc. (A)	4,250	77,393
Leucadia National Corp.	23,089	607,472
Marlin Business Services Corp.	720	17,172
NewStar Financial, Inc.	2,317	27,341

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified financial services (continued)
On Deck Capital, Inc. (A)	3,742	$19,795
		27,760,150
Insurance – 2.8%
Aflac, Inc.	27,942	2,448,837
Alleghany Corp. (A)	1,681	983,049
Ambac Financial Group, Inc. (A)	3,160	47,590
American Equity Investment Life
Holding Company	5,967	189,333
American Financial Group, Inc.	7,475	785,324
American International Group, Inc.	63,876	3,830,005
AMERISAFE, Inc.	1,308	85,870
AmTrust Financial Services, Inc. (B)	5,979	57,638
Aon PLC	17,972	2,520,034
Argo Group International Holdings, Ltd.	1,917	117,416
Arthur J. Gallagher & Company	12,627	831,235
Aspen Insurance Holdings, Ltd.	6,514	267,074
Assurant, Inc.	3,846	387,946
Atlas Financial Holdings, Inc. (A)	903	18,060
Baldwin & Lyons, Inc., Class B	896	21,862
Brighthouse Financial, Inc. (A)	6,890	405,063
Brown & Brown, Inc.	12,634	647,493
Chubb, Ltd.	32,876	5,000,768
Cincinnati Financial Corp.	10,505	785,039
Citizens, Inc. (A)(B)	3,639	31,295
CNO Financial Group, Inc.	29,944	754,888
Donegal Group, Inc., Class A	809	14,327
eHealth, Inc. (A)	1,156	26,519
EMC Insurance Group, Inc.	659	20,442
Employers Holdings, Inc.	2,147	105,203
Enstar Group, Ltd. (A)	740	164,021
Everest Re Group, Ltd.	2,933	644,087
FBL Financial Group, Inc., Class A	701	52,855
Federated National Holding Company	1,021	13,804
Fidelity & Guaranty Life (B)	695	21,615
First American Financial Corp.	12,055	670,137
Genworth Financial, Inc., Class A (A)	89,433	303,178
Global Indemnity, Ltd. (A)	596	25,825
Greenlight Capital Re, Ltd., Class A (A)	2,061	45,651
Hallmark Financial Services, Inc. (A)	1,362	15,214
HCI Group, Inc.	593	17,832
Health Insurance Innovations, Inc.,
Class A (A)(B)	829	19,357
Heritage Insurance Holdings, Inc. (B)	1,904	34,234
Horace Mann Educators Corp.	2,819	131,647
Independence Holding Company	647	19,216
Infinity Property & Casualty Corp.	735	79,233
Investors Title Company	113	22,713
James River Group Holdings, Ltd.	1,467	59,384
Kemper Corp.	8,052	555,588
Kingstone Companies, Inc.	846	16,455
Kinsale Capital Group, Inc.	971	43,297
Lincoln National Corp.	15,788	1,208,571
Loews Corp.	19,564	983,678
Maiden Holdings, Ltd.	5,141	33,417
Marsh & McLennan Companies, Inc.	36,217	3,039,693
MBIA, Inc. (A)(B)	8,708	73,321
Mercury General Corp.	3,974	218,093
MetLife, Inc.	75,141	4,033,569
National General Holdings Corp.	3,462	73,152
National Western Life Group, Inc.,
Class A	156	55,144
NI Holdings, Inc. (A)	877	15,400
Old Republic International Corp.	26,698	559,857
Primerica, Inc.	8,008	832,832
Principal Financial Group, Inc.	19,054	1,348,833
Prudential Financial, Inc.	30,190	3,497,210
Reinsurance Group of America, Inc.	7,022	1,137,915
RenaissanceRe Holdings, Ltd.	4,385	581,670
RLI Corp.	2,651	158,344
Safety Insurance Group, Inc.	952	78,397
Selective Insurance Group, Inc.	3,953	241,924
State Auto Financial Corp.	1,126	31,427
Stewart Information Services Corp.	1,445	58,277
The Allstate Corp.	25,523	2,620,191
The Hanover Insurance Group, Inc.	4,614	496,466
The Hartford Financial Services
Group, Inc.	25,905	1,487,983
The Navigators Group, Inc.	1,389	71,534
The Progressive Corp.	41,026	2,181,763
The Travelers Companies, Inc.	19,481	2,641,039
Third Point Reinsurance, Ltd. (A)	5,154	87,360
Torchmark Corp.	7,618	676,859
Trupanion, Inc. (A)(B)	1,627	48,452
United Fire Group, Inc.	1,453	69,831
United Insurance Holdings Corp.	1,491	24,885
Universal Insurance Holdings, Inc. (B)	2,197	58,001
Unum Group	15,940	902,523
W.R. Berkley Corp.	10,431	720,991
Willis Towers Watson PLC	9,464	1,521,811
WMIH Corp. (A)	15,171	12,718
XL Group, Ltd.	18,105	702,836
		55,923,620
Mortgage real estate investment trusts – 0.1%
AG Mortgage Investment Trust, Inc.	1,865	35,304
Anworth Mortgage Asset Corp.	6,459	36,300
Apollo Commercial Real Estate
Finance, Inc.	6,816	127,118
Ares Commercial Real Estate Corp.	2,133	28,753
ARMOUR Residential REIT, Inc.	2,697	68,207
Capstead Mortgage Corp.	6,110	55,418
Cherry Hill Mortgage Investment Corp.	849	15,469
CYS Investments, Inc.	10,280	83,165
Dynex Capital, Inc.	3,477	24,895
Ellington Residential Mortgage REIT	887	11,398
Granite Point Mortgage Trust, Inc.	764	13,714
Great Ajax Corp.	1,417	20,277
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	3,400	80,818
Invesco Mortgage Capital, Inc.	7,442	131,426
KKR Real Estate Finance Trust, Inc.	763	15,642
Ladder Capital Corp.	5,117	69,847
MTGE Investment Corp.	3,013	55,891
New York Mortgage Trust, Inc.	8,039	51,450
Orchid Island Capital, Inc.	2,972	28,175
Owens Realty Mortgage, Inc.	979	15,860
PennyMac Mortgage Investment Trust	4,208	65,897
Redwood Trust, Inc.	5,143	77,248
Resource Capital Corp.	2,461	24,561
Sutherland Asset Management Corp.	1,259	19,892
TPG RE Finance Trust, Inc.	719	13,798
Western Asset Mortgage Capital Corp.	2,891	28,997
		1,199,520
Thrifts and mortgage finance – 0.2%
Bank Mutual Corp.	3,143	33,630
BankFinancial Corp.	1,273	20,992
Bear State Financial, Inc.	1,963	20,101
Beneficial Bancorp, Inc.	4,825	81,784
BofI Holding, Inc. (A)(B)	4,093	113,131
BSB Bancorp, Inc. (A)	709	22,511

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
Capitol Federal Financial, Inc.	8,719	$122,589
Charter Financial Corp.	1,071	19,792
Clifton Bancorp, Inc.	1,562	27,038
Dime Community Bancshares, Inc.	2,250	49,613
Entegra Financial Corp. (A)	554	16,066
Essent Group, Ltd. (A)	5,501	243,419
Federal Agricultural Mortgage Corp.,
Class C	611	45,367
First Defiance Financial Corp.	691	37,542
Flagstar Bancorp, Inc. (A)	1,437	54,620
Hingham Institution for Savings	92	20,994
Home Bancorp, Inc.	504	21,571
HomeStreet, Inc. (A)	1,632	49,776
Kearny Financial Corp.	5,796	85,781
LendingTree, Inc. (A)(B)	440	132,858
Malvern Bancorp, Inc. (A)	569	15,335
Meridian Bancorp, Inc.	3,248	65,447
Meta Financial Group, Inc.	634	59,564
MGIC Investment Corp. (A)	25,477	372,474
Nationstar Mortgage Holdings, Inc. (A)	2,062	37,260
New York Community Bancorp, Inc.	53,235	710,155
NMI Holdings, Inc., Class A (A)	4,072	69,428
Northfield Bancorp, Inc.	3,026	53,681
Northwest Bancshares, Inc.	6,288	106,456
OceanFirst Financial Corp.	2,211	61,355
Ocwen Financial Corp. (A)	7,814	24,927
Oritani Financial Corp.	2,623	45,247
PCSB Financial Corp. (A)	1,476	29,121
PennyMac Financial Services, Inc.,
Class A (A)	1,142	24,153
PHH Corp. (A)	3,795	43,111
Provident Financial Holdings, Inc.	645	12,423
Provident Financial Services, Inc.	4,113	112,449
Radian Group, Inc.	14,867	304,625
Riverview Bancorp, Inc.	1,783	16,439
SI Financial Group, Inc.	1,035	15,629
Southern Missouri Bancorp, Inc.	579	23,299
Territorial Bancorp, Inc.	649	20,736
Timberland Bancorp, Inc.	554	15,911
TrustCo Bank Corp.	6,643	62,112
United Community Financial Corp.	3,464	33,913
United Financial Bancorp, Inc.	3,533	65,855
Walker & Dunlop, Inc. (A)	1,907	93,977
Washington Federal, Inc.	15,655	544,794
Waterstone Financial, Inc.	1,703	32,187
Western New England Bancorp, Inc.	2,299	24,599
WSFS Financial Corp.	2,076	105,046
		4,420,883
		306,095,495
Health care – 12.1%
Biotechnology – 2.8%
AbbVie, Inc.	117,123	11,351,561
Abeona Therapeutics, Inc. (A)(B)	1,725	29,843
Acceleron Pharma, Inc. (A)	2,245	81,920
Achaogen, Inc. (A)(B)	2,435	29,123
Achillion Pharmaceuticals, Inc. (A)	8,362	26,089
Acorda Therapeutics, Inc. (A)	3,037	61,651
Adamas Pharmaceuticals, Inc. (A)(B)	1,070	39,751
Aduro Biotech, Inc. (A)	3,159	30,011
Agenus, Inc. (A)(B)	5,708	22,432
Aimmune Therapeutics, Inc. (A)	2,462	94,048
Akebia Therapeutics, Inc. (A)	3,168	49,294
Alder Biopharmaceuticals, Inc. (A)	4,533	49,863
Alexion Pharmaceuticals, Inc. (A)	16,406	1,801,543
AMAG Pharmaceuticals, Inc. (A)(B)	2,475	34,526
Amgen, Inc.	53,618	9,418,538
Amicus Therapeutics, Inc. (A)	11,485	159,871
AnaptysBio, Inc. (A)(B)	864	72,619
Ardelyx, Inc. (A)	2,871	19,092
Arena Pharmaceuticals, Inc. (A)	2,770	85,842
Array BioPharma, Inc. (A)	11,999	134,989
Atara Biotherapeutics, Inc. (A)	1,845	26,660
Athersys, Inc. (A)(B)	8,123	15,840
Audentes Therapeutics, Inc. (A)	1,098	31,688
Avexis, Inc. (A)	1,735	164,495
Axovant Sciences, Ltd. (A)	2,369	13,077
Bellicum Pharmaceuticals, Inc. (A)(B)	2,118	21,244
BioCryst Pharmaceuticals, Inc. (A)	5,819	29,561
Biogen, Inc. (A)	15,540	5,006,522
Biohaven Pharmaceutical Holding
Company, Ltd. (A)	749	17,324
BioSpecifics Technologies Corp. (A)	437	19,621
BioTime, Inc. (A)(B)	5,831	15,627
Bioverativ, Inc. (A)	11,776	589,036
Bluebird Bio, Inc. (A)	3,156	545,357
Blueprint Medicines Corp. (A)	2,693	202,137
Calithera Biosciences, Inc. (A)	2,191	23,006
Calyxt, Inc. (A)(B)	622	11,905
Cara Therapeutics, Inc. (A)	1,937	24,116
Catalyst Pharmaceuticals, Inc. (A)	5,816	25,009
Celgene Corp. (A)	57,493	5,797,019
Celldex Therapeutics, Inc. (A)	9,094	27,282
ChemoCentryx, Inc. (A)	2,021	13,137
Chimerix, Inc. (A)	3,582	16,012
Clovis Oncology, Inc. (A)	3,038	190,999
Coherus Biosciences, Inc. (A)(B)	2,783	24,908
Concert Pharmaceuticals, Inc. (A)	1,357	30,614
Corbus Pharmaceuticals
Holdings, Inc. (A)(B)	3,279	25,248
Curis, Inc. (A)	9,584	7,622
Cytokinetics, Inc. (A)	2,923	25,138
CytomX Therapeutics, Inc. (A)	2,042	42,269
Dynavax Technologies Corp. (A)	4,250	85,000
Eagle Pharmaceuticals, Inc. (A)(B)	568	33,546
Edge Therapeutics, Inc. (A)(B)	1,597	16,130
Editas Medicine, Inc. (A)(B)	2,410	69,577
Emergent BioSolutions, Inc. (A)	2,323	102,049
Enanta Pharmaceuticals, Inc. (A)	1,099	54,576
Epizyme, Inc. (A)	2,923	35,076
Esperion Therapeutics, Inc. (A)	1,187	73,012
Exact Sciences Corp. (A)	8,124	483,216
FibroGen, Inc. (A)	4,595	218,263
Five Prime Therapeutics, Inc. (A)	1,918	50,539
Flexion Therapeutics, Inc. (A)(B)	1,955	50,654
Foundation Medicine, Inc. (A)	1,016	54,051
G1 Therapeutics, Inc. (A)	611	12,556
Genomic Health, Inc. (A)	1,392	42,164
Geron Corp. (A)(B)	11,103	22,095
Gilead Sciences, Inc.	95,959	7,175,814
Global Blood Therapeutics, Inc. (A)	2,596	102,412
Halozyme Therapeutics, Inc. (A)	8,345	155,801
Heron Therapeutics, Inc. (A)	3,257	57,323
Idera Pharmaceuticals, Inc. (A)(B)	8,120	17,945
Ignyta, Inc. (A)	3,538	58,023
Immune Design Corp. (A)	1,294	5,305
ImmunoGen, Inc. (A)(B)	5,965	37,878
Immunomedics, Inc. (A)(B)	7,110	77,215
Incyte Corp. (A)	12,550	1,242,325
Inovio Pharmaceuticals, Inc. (A)(B)	5,896	27,063

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Insmed, Inc. (A)	5,176	$161,439
Insys Therapeutics, Inc. (A)(B)	1,712	9,074
Intellia Therapeutics, Inc. (A)(B)	1,088	24,502
Invitae Corp. (A)(B)	3,036	26,535
Iovance Biotherapeutics, Inc. (A)	3,809	34,471
Ironwood Pharmaceuticals, Inc. (A)	9,392	162,200
Jounce Therapeutics, Inc. (A)(B)	1,107	17,446
Karyopharm Therapeutics, Inc. (A)	2,516	28,154
Keryx Biopharmaceuticals, Inc. (A)(B)	6,392	30,618
Kindred Biosciences, Inc. (A)	2,084	15,943
Kura Oncology, Inc. (A)(B)	1,545	24,797
La Jolla Pharmaceutical Company (A)	1,248	41,621
Lexicon Pharmaceuticals, Inc. (A)	3,147	32,162
Ligand Pharmaceuticals, Inc. (A)	1,406	185,381
Loxo Oncology, Inc. (A)	1,594	122,340
MacroGenics, Inc. (A)	2,445	47,237
Madrigal Pharmaceuticals, Inc. (A)	409	20,589
Merrimack Pharmaceuticals, Inc. (B)	1,001	11,572
MiMedx Group, Inc. (A)(B)	7,335	84,866
Minerva Neurosciences, Inc. (A)	2,348	13,501
Momenta Pharmaceuticals, Inc. (A)	5,127	70,753
Myriad Genetics, Inc. (A)	4,434	153,549
NantKwest, Inc. (A)	2,478	12,142
Natera, Inc. (A)	2,350	22,866
NewLink Genetics Corp. (A)(B)	1,657	14,532
Novavax, Inc. (A)(B)	20,764	28,239
Organovo Holdings, Inc. (A)(B)	8,317	12,559
PDL BioPharma, Inc. (A)	11,345	33,014
Pieris Pharmaceuticals, Inc. (A)	2,806	17,341
Portola Pharmaceuticals, Inc. (A)	3,829	194,322
Progenics Pharmaceuticals, Inc. (A)	5,105	29,507
Protagonist Therapeutics, Inc. (A)(B)	771	15,035
Prothena Corp. PLC (A)	2,673	124,268
PTC Therapeutics, Inc. (A)	2,929	46,718
Puma Biotechnology, Inc. (A)	1,988	210,529
Ra Pharmaceuticals, Inc. (A)	956	13,633
Radius Health, Inc. (A)(B)	2,595	73,464
Regeneron Pharmaceuticals, Inc. (A)	5,647	2,043,423
REGENXBIO, Inc. (A)	1,933	54,317
Repligen Corp. (A)	2,622	92,950
Retrophin, Inc. (A)	2,682	60,452
Rigel Pharmaceuticals, Inc. (A)	9,145	38,043
Sage Therapeutics, Inc. (A)	2,408	222,523
Sangamo Therapeutics, Inc. (A)	5,808	94,090
Sarepta Therapeutics, Inc. (A)(B)	4,099	228,191
Selecta Biosciences, Inc. (A)(B)	996	10,617
Seres Therapeutics, Inc. (A)(B)	1,521	15,971
Spark Therapeutics, Inc. (A)	1,856	135,915
Spectrum Pharmaceuticals, Inc. (A)	5,509	107,976
Stemline Therapeutics, Inc. (A)	1,778	27,381
Strongbridge Biopharma PLC (A)(B)	1,821	12,201
Synergy Pharmaceuticals, Inc. (A)(B)	16,124	33,538
TG Therapeutics, Inc. (A)(B)	3,463	29,782
Ultragenyx Pharmaceutical, Inc. (A)	2,756	139,150
United Therapeutics Corp. (A)	4,730	614,853
Vanda Pharmaceuticals, Inc. (A)	3,123	43,878
Veracyte, Inc. (A)	2,063	13,987
Vertex Pharmaceuticals, Inc. (A)	18,528	2,673,405
Voyager Therapeutics, Inc. (A)	1,165	17,044
Xencor, Inc. (A)	2,683	58,248
ZIOPHARM Oncology, Inc. (A)(B)	9,337	42,670
		55,912,211
Health care equipment and supplies – 2.9%
Abaxis, Inc.	1,516	73,890
Abbott Laboratories	123,069	6,937,400
ABIOMED, Inc. (A)	4,561	888,665
Accuray, Inc. (A)	6,117	31,503
Align Technology, Inc. (A)	5,110	1,333,097
Analogic Corp.	872	72,202
AngioDynamics, Inc. (A)	2,603	44,720
Anika Therapeutics, Inc. (A)	1,002	55,230
Antares Pharma, Inc. (A)	10,352	19,151
AtriCure, Inc. (A)	2,283	42,236
Atrion Corp.	96	64,762
AxoGen, Inc. (A)	1,967	52,519
Baxter International, Inc.	35,510	2,326,970
Becton, Dickinson and Company	16,111	3,676,691
Boston Scientific Corp. (A)	97,203	2,554,495
C.R. Bard, Inc.	5,142	1,727,403
Cantel Medical Corp.	2,500	266,200
Cardiovascular Systems, Inc. (A)	2,268	56,836
Cerus Corp. (A)	7,925	31,304
CONMED Corp.	1,876	100,366
CryoLife, Inc. (A)	2,275	46,296
Cutera, Inc. (A)	940	38,587
Danaher Corp.	43,310	4,086,732
DENTSPLY SIRONA, Inc.	16,279	1,090,856
Edwards Lifesciences Corp. (A)	14,958	1,753,078
Endologix, Inc. (A)(B)	6,185	33,956
Entellus Medical, Inc. (A)(B)	995	16,945
Exactech, Inc. (A)	810	33,980
FONAR Corp. (A)	508	12,624
GenMark Diagnostics, Inc. (A)	3,719	16,550
Glaukos Corp. (A)(B)	2,001	53,567
Globus Medical, Inc., Class A (A)	12,695	482,537
Haemonetics Corp. (A)	3,602	208,196
Halyard Health, Inc. (A)	8,321	403,901
Heska Corp. (A)	452	38,795
Hill-Rom Holdings, Inc.	7,173	606,477
Hologic, Inc. (A)	19,894	829,978
ICU Medical, Inc. (A)	1,018	217,241
IDEXX Laboratories, Inc. (A)	6,180	966,614
Inogen, Inc. (A)	1,178	151,656
Insulet Corp. (A)	4,027	288,857
Integer Holdings Corp. (A)	2,132	103,295
Integra LifeSciences Holdings Corp. (A)	4,372	212,567
Intuitive Surgical, Inc. (A)	7,923	3,167,457
Invacare Corp. (B)	2,301	40,383
iRhythm Technologies, Inc. (A)	967	53,669
K2M Group Holdings, Inc. (A)	2,918	57,368
Lantheus Holdings, Inc. (A)	2,165	48,496
LeMaitre Vascular, Inc.	1,064	35,038
LivaNova PLC (A)	8,044	701,276
Masimo Corp. (A)	8,291	736,572
Medtronic PLC	95,946	7,880,045
Meridian Bioscience, Inc.	2,991	45,015
Merit Medical Systems, Inc. (A)	3,373	146,557
Natus Medical, Inc. (A)	2,241	89,752
Neogen Corp. (A)	2,567	215,371
Nevro Corp. (A)	1,904	142,457
Novocure, Ltd. (A)	4,038	77,732
NuVasive, Inc. (A)	9,027	520,768
NxStage Medical, Inc. (A)	4,487	115,271
OraSure Technologies, Inc. (A)	3,945	65,290
Orthofix International NV (A)	1,193	64,684
Oxford Immunotec Global PLC (A)	1,678	24,985
Penumbra, Inc. (A)	2,013	211,969
Quidel Corp. (A)	1,942	73,777
ResMed, Inc.	10,071	860,063
Rockwell Medical, Inc. (A)(B)	3,550	21,762

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
RTI Surgical, Inc. (A)	4,389	$21,067
Sientra, Inc. (A)(B)	1,134	16,148
STAAR Surgical Company (A)	2,988	51,842
STERIS PLC	9,247	831,860
Stryker Corp.	22,784	3,554,304
Surmodics, Inc. (A)	968	32,041
Tactile Systems Technology, Inc. (A)	684	20,404
Teleflex, Inc.	4,903	1,301,845
The Cooper Companies, Inc.	3,461	834,724
Utah Medical Products, Inc.	286	23,352
Varex Imaging Corp. (A)	2,598	96,308
Varian Medical Systems, Inc. (A)	6,454	721,235
ViewRay, Inc. (A)(B)	2,424	23,343
West Pharmaceutical Services, Inc.	8,057	805,136
Wright Medical Group NV (A)	7,239	175,980
Zimmer Biomet Holdings, Inc.	14,322	1,677,106
		57,631,377
Health care providers and services – 2.6%
Acadia Healthcare Company, Inc. (A)	8,893	283,064
Aceto Corp.	2,243	23,798
Addus HomeCare Corp. (A)	561	18,681
Aetna, Inc.	23,489	4,232,248
Almost Family, Inc. (A)	900	53,460
Amedisys, Inc. (A)	1,989	107,406
AmerisourceBergen Corp.	11,445	970,765
AMN Healthcare Services, Inc. (A)	3,225	161,895
Anthem, Inc.	18,604	4,371,196
BioScrip, Inc. (A)	8,593	22,514
BioTelemetry, Inc. (A)	1,950	56,550
Capital Senior Living Corp. (A)	1,889	30,715
Cardinal Health, Inc.	22,426	1,327,395
Centene Corp. (A)	12,220	1,247,540
Chemed Corp.	1,068	262,664
Cigna Corp.	17,841	3,777,475
Civitas Solutions, Inc. (A)	1,216	23,651
Community Health Systems, Inc. (A)(B)	6,846	31,149
CorVel Corp. (A)	656	36,244
Cross Country Healthcare, Inc. (A)	2,552	34,886
DaVita, Inc. (A)	10,814	660,303
Diplomat Pharmacy, Inc. (A)	3,347	59,911
Envision Healthcare Corp. (A)	8,370	267,254
Express Scripts Holding Company (A)	40,968	2,670,294
HCA Healthcare, Inc. (A)	20,480	1,740,800
HealthEquity, Inc. (A)	3,449	178,900
HealthSouth Corp.	17,471	872,676
Henry Schein, Inc. (A)	11,264	804,813
Humana, Inc.	10,239	2,670,946
Kindred Healthcare, Inc.	6,014	44,203
Laboratory Corp. of America
Holdings (A)	7,222	1,143,026
LHC Group, Inc. (A)	1,090	71,689
LifePoint Health, Inc. (A)	4,368	208,790
Magellan Health, Inc. (A)	1,640	138,580
McKesson Corp.	14,901	2,201,474
MEDNAX, Inc. (A)	10,187	507,211
Molina Healthcare, Inc. (A)(B)	7,821	611,915
National HealthCare Corp.	772	51,222
National Research Corp., Class A	675	22,916
Owens & Minor, Inc.	10,816	207,018
Patterson Companies, Inc.	5,815	212,538
PetIQ, Inc. (A)	552	12,243
PharMerica Corp. (A)	2,057	60,167
Quest Diagnostics, Inc.	9,669	952,010
R1 RCM, Inc. (A)(B)	7,272	28,215
RadNet, Inc. (A)	2,718	28,539
Select Medical Holdings Corp. (A)	7,467	131,793
Surgery Partners, Inc. (A)	1,467	13,790
Teladoc, Inc. (A)(B)	3,741	138,791
Tenet Healthcare Corp. (A)(B)	14,460	203,886
The Ensign Group, Inc.	3,357	81,474
The Providence Service Corp. (A)	816	49,401
Tivity Health, Inc. (A)	2,518	92,662
Triple-S Management Corp., Class B (A)	1,686	47,916
UnitedHealth Group, Inc.	68,475	15,623,941
Universal Health Services, Inc., Class B	6,277	680,113
US Physical Therapy, Inc.	849	62,019
WellCare Health Plans, Inc. (A)	4,846	1,032,150
		51,658,885
Health care technology – 0.2%
Allscripts Healthcare Solutions, Inc. (A)	32,225	460,818
Castlight Health, Inc., B Shares (A)(B)	4,930	19,227
Cerner Corp. (A)	22,325	1,578,154
Computer Programs & Systems, Inc. (B)	805	24,392
Cotiviti Holdings, Inc. (A)	2,545	83,171
Evolent Health, Inc., Class A (A)	3,704	47,596
HealthStream, Inc. (A)	1,816	43,184
HMS Holdings Corp. (A)	5,864	96,932
Inovalon Holdings, Inc., Class A (A)(B)	4,382	69,674
Medidata Solutions, Inc. (A)	10,259	683,660
Omnicell, Inc. (A)	2,533	132,729
Quality Systems, Inc. (A)	3,689	53,232
Simulations Plus, Inc.	884	13,746
Tabula Rasa HealthCare, Inc. (A)	677	23,485
Vocera Communications, Inc. (A)	1,949	57,106
		3,387,106
Life sciences tools and services – 0.7%
Accelerate Diagnostics, Inc. (A)(B)	1,870	55,259
Agilent Technologies, Inc.	18,298	1,266,954
Bio-Rad Laboratories, Inc., Class A (A)	2,190	594,147
Bio-Techne Corp.	4,065	547,759
Cambrex Corp. (A)	2,251	109,961
Charles River Laboratories
International, Inc. (A)	5,182	539,964
Enzo Biochem, Inc. (A)	2,981	29,244
Fluidigm Corp. (A)	2,508	14,923
Illumina, Inc. (A)	8,313	1,912,239
INC Research Holdings, Inc.,
Class A (A)	9,883	378,519
IQVIA Holdings, Inc. (A)	8,629	880,244
Luminex Corp.	2,842	60,705
Medpace Holdings, Inc. (A)	508	16,921
Mettler-Toledo International, Inc. (A)	1,456	916,130
NanoString Technologies, Inc. (A)	1,559	11,926
NeoGenomics, Inc. (A)	3,981	36,784
Pacific Biosciences of
California, Inc. (A)	7,531	24,024
PerkinElmer, Inc.	6,277	462,489
PRA Health Sciences, Inc. (A)	3,361	276,846
Thermo Fisher Scientific, Inc.	22,788	4,392,615
Waters Corp. (A)	4,537	894,560
		13,422,213
Pharmaceuticals – 2.9%
Aclaris Therapeutics, Inc. (A)(B)	1,614	38,268
Aerie Pharmaceuticals, Inc. (A)	2,276	146,233
Akcea Therapeutics, Inc. (A)(B)	1,067	20,369
Akorn, Inc. (A)	10,200	332,010
Allergan PLC	16,768	2,914,781
Amphastar Pharmaceuticals, Inc. (A)	2,597	50,875
ANI Pharmaceuticals, Inc. (A)	582	41,386

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Aratana Therapeutics, Inc. (A)	3,031	$17,731
Assembly Biosciences, Inc. (A)	1,006	50,209
Bristol-Myers Squibb Company	82,249	5,197,314
Catalent, Inc. (A)	22,985	914,573
Clearside Biomedical, Inc. (A)(B)	1,624	11,563
Collegium Pharmaceutical, Inc. (A)(B)	1,662	28,686
Corcept Therapeutics, Inc. (A)	6,340	113,740
Corium International, Inc. (A)	1,848	21,751
Depomed, Inc. (A)	4,161	28,544
Dermira, Inc. (A)	2,687	68,787
Durect Corp. (A)	10,450	10,973
Eli Lilly & Company	48,590	4,112,658
Endo International PLC (A)	21,877	160,577
Horizon Pharma PLC (A)	11,354	163,271
Impax Laboratories, Inc. (A)	5,128	85,381
Innoviva, Inc. (A)	5,314	69,720
Intersect ENT, Inc. (A)	1,818	55,540
Intra-Cellular Therapies, Inc. (A)	2,410	37,355
Johnson & Johnson	134,577	18,750,613
Kala Pharmaceuticals, Inc. (A)	624	11,950
Lannett Company, Inc. (A)(B)	1,969	52,080
Mallinckrodt PLC (A)	10,579	230,834
Merck & Company, Inc.	137,178	7,581,828
Mylan NV (A)	26,931	983,789
MyoKardia, Inc. (A)	1,352	49,686
Nektar Therapeutics (A)	10,278	554,909
Neos Therapeutics, Inc. (A)(B)	1,753	18,056
Omeros Corp. (A)(B)	3,135	65,051
Pacira Pharmaceuticals, Inc. (A)	2,741	126,634
Paratek Pharmaceuticals, Inc. (A)	1,685	31,762
Perrigo Company PLC	6,661	580,906
Pfizer, Inc.	299,279	10,851,857
Phibro Animal Health Corp., Class A	1,333	46,255
Prestige Brands Holdings, Inc. (A)	9,429	426,191
Reata Pharmaceuticals, Inc., Class A (A)	802	20,371
Revance Therapeutics, Inc. (A)	1,617	44,872
Sucampo Pharmaceuticals, Inc.,
Class A (A)	1,801	22,873
Supernus Pharmaceuticals, Inc. (A)	3,285	124,173
Teligent, Inc. (A)(B)	3,084	12,398
Tetraphase Pharmaceuticals, Inc. (A)	3,883	24,929
The Medicines Company (A)(B)	4,799	139,171
TherapeuticsMD, Inc. (A)(B)	10,988	69,224
Theravance Biopharma, Inc. (A)(B)	2,936	83,529
WaVe Life Sciences, Ltd. (A)	855	31,806
Zoetis, Inc.	24,623	1,779,997
Zogenix, Inc. (A)	1,854	72,028
		57,480,067
		239,491,859
Industrials – 7.4%
Aerospace and defense – 1.3%
AAR Corp.	2,179	90,603
Aerojet Rocketdyne Holdings, Inc. (A)	4,784	150,648
Aerovironment, Inc. (A)	1,461	66,592
Arconic, Inc.	14,539	357,805
Astronics Corp. (A)	1,535	63,687
Axon Enterprise, Inc. (A)(B)	3,633	90,389
Cubic Corp.	1,739	107,731
Curtiss-Wright Corp.	7,806	969,505
Ducommun, Inc. (A)	786	21,984
Engility Holdings, Inc. (A)	1,281	37,392
Esterline Technologies Corp. (A)	4,676	331,295
General Dynamics Corp.	9,519	1,971,956
Huntington Ingalls Industries, Inc.	4,944	1,194,816
KLX, Inc. (A)	9,165	514,248
Kratos Defense & Security
Solutions, Inc. (A)	5,042	52,588
L3 Technologies, Inc.	2,812	558,435
Lockheed Martin Corp.	8,577	2,737,092
Maxar Technologies Ltd.	1,332	83,796
Mercury Systems, Inc. (A)	3,224	168,261
Moog, Inc., Class A (A)	2,188	184,033
National Presto Industries, Inc. (B)	335	34,740
Northrop Grumman Corp.	6,023	1,851,470
Orbital ATK, Inc.	6,272	827,528
Raytheon Company	10,016	1,914,558
Rockwell Collins, Inc.	5,539	732,865
Sparton Corp. (A)	762	17,678
Teledyne Technologies, Inc. (A)	3,847	716,465
The Boeing Company	18,809	5,206,331
The KeyW Holding Corp. (A)(B)	3,646	20,017
TransDigm Group, Inc.	1,683	477,619
Triumph Group, Inc.	3,388	104,689
United Technologies Corp.	25,297	3,072,321
Vectrus, Inc. (A)	795	25,623
Wesco Aircraft Holdings, Inc. (A)	4,083	30,214
		24,784,974
Air freight and logistics – 0.6%
Air Transport Services Group, Inc. (A)	4,102	99,474
Atlas Air Worldwide Holdings, Inc. (A)	1,614	93,209
C.H. Robinson Worldwide, Inc.	10,132	877,938
Echo Global Logistics, Inc. (A)	1,968	53,136
Expeditors International of
Washington, Inc.	13,077	847,128
FedEx Corp.	17,819	4,124,386
Forward Air Corp.	2,086	118,693
Hub Group, Inc., Class A (A)	2,294	109,653
Radiant Logistics, Inc. (A)	3,038	14,613
United Parcel Service, Inc., Class B	49,695	6,035,458
		12,373,688
Airlines – 0.5%
Alaska Air Group, Inc.	8,938	618,241
Allegiant Travel Company	861	130,872
American Airlines Group, Inc.	31,313	1,580,993
Delta Air Lines, Inc.	48,108	2,545,875
Hawaiian Holdings, Inc.	3,644	157,239
JetBlue Airways Corp. (A)	35,807	768,776
SkyWest, Inc.	3,518	183,112
Southwest Airlines Company	39,780	2,413,453
United Continental Holdings, Inc. (A)	18,699	1,184,021
		9,582,582
Building products – 0.3%
AAON, Inc.	2,879	104,940
Advanced Drainage Systems, Inc.	2,472	58,586
Allegion PLC	3,143	264,452
American Woodmark Corp. (A)	974	97,010
AO Smith Corp.	4,889	310,060
Apogee Enterprises, Inc.	1,981	99,109
Armstrong Flooring, Inc. (A)	1,715	30,047
Builders FirstSource, Inc. (A)	6,758	137,863
Caesarstone, Ltd. (A)	1,611	40,114
Continental Building Products, Inc. (A)	2,724	76,000
CSW Industrials, Inc. (A)	1,018	48,966
Fortune Brands Home & Security, Inc.	5,120	350,310
Gibraltar Industries, Inc. (A)	2,231	73,400
Griffon Corp.	2,058	48,054
Insteel Industries, Inc.	1,341	36,945
JELD-WEN Holding, Inc. (A)	3,762	147,132

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Johnson Controls International PLC	31,496	$1,185,509
Lennox International, Inc.	4,133	866,855
Masco Corp.	10,627	456,005
Masonite International Corp. (A)	2,061	151,793
NCI Building Systems, Inc. (A)	2,787	46,543
Patrick Industries, Inc. (A)	1,123	113,648
PGT Innovations, Inc. (A)	3,449	56,391
Ply Gem Holdings, Inc. (A)	1,594	28,373
Quanex Building Products Corp.	2,436	53,348
Simpson Manufacturing Company, Inc.	2,809	168,456
Trex Company, Inc. (A)	2,035	239,642
Universal Forest Products, Inc.	4,143	162,240
		5,451,791
Commercial services and supplies – 0.4%
ABM Industries, Inc.	3,800	162,640
ACCO Brands Corp. (A)	7,515	98,822
Advanced Disposal Services, Inc. (A)	3,003	70,060
Brady Corp., Class A	3,183	124,455
Casella Waste Systems, Inc., Class A (A)	2,771	59,078
CECO Environmental Corp.	2,334	12,627
Cintas Corp.	1,715	270,010
Clean Harbors, Inc. (A)	5,662	304,955
Copart, Inc. (A)	21,817	941,622
Covanta Holding Corp.	8,011	121,767
Deluxe Corp.	8,556	608,332
Ennis, Inc.	1,838	38,874
Essendant, Inc.	2,776	26,122
Healthcare Services Group, Inc.	4,900	254,457
Heritage-Crystal Clean, Inc. (A)	1,099	21,046
Herman Miller, Inc.	10,589	378,557
HNI Corp.	7,851	274,785
Hudson Technologies, Inc. (A)	2,693	15,458
InnerWorkings, Inc. (A)	3,368	36,543
Interface, Inc.	4,344	108,383
Kimball International, Inc., Class B	2,605	48,297
Knoll, Inc.	3,351	72,951
LSC Communications, Inc.	2,413	39,477
Matthews International Corp., Class A	2,163	122,534
McGrath RentCorp	1,626	77,723
Mobile Mini, Inc.	3,092	111,003
MSA Safety, Inc.	5,996	515,656
Multi-Color Corp.	942	72,063
Pitney Bowes, Inc.	20,323	216,846
Quad/Graphics, Inc.	2,232	50,242
Republic Services, Inc.	4,558	295,997
Rollins, Inc.	10,443	484,033
RR Donnelley & Sons Company	5,048	47,401
SP Plus Corp. (A)	1,214	47,589
Steelcase, Inc., Class A	5,863	89,118
Stericycle, Inc. (A)	1,740	115,379
Team, Inc. (A)	2,143	29,466
Tetra Tech, Inc.	3,930	196,500
The Brink’s Company	8,653	699,595
UniFirst Corp.	1,038	169,713
US Ecology, Inc.	1,518	78,101
Viad Corp.	1,377	79,315
VSE Corp.	633	30,238
Waste Management, Inc.	7,856	646,156
		8,263,986
Construction and engineering – 0.3%
AECOM (A)	17,061	639,788
Aegion Corp. (A)	2,339	64,627
Ameresco, Inc., Class A (A)	1,649	14,017
Argan, Inc.	988	58,292
Chicago Bridge & Iron Company
NV (B)	7,034	114,795
Comfort Systems USA, Inc.	2,512	107,890
Dycom Industries, Inc. (A)	5,456	585,811
EMCOR Group, Inc.	10,454	844,370
Fluor Corp.	4,872	235,854
Granite Construction, Inc.	7,068	469,103
Great Lakes Dredge & Dock Corp. (A)	4,586	22,930
HC2 Holdings, Inc. (A)	3,270	17,854
Jacobs Engineering Group, Inc.	3,977	261,011
KBR, Inc.	24,891	466,706
Layne Christensen Company (A)	1,527	19,805
MasTec, Inc. (A)	4,586	205,682
MYR Group, Inc. (A)	1,169	41,570
Northwest Pipe Company (A)	790	14,402
NV5 Global, Inc. (A)	583	32,327
Orion Group Holdings, Inc. (A)	2,230	17,327
Primoris Services Corp.	2,742	76,749
Quanta Services, Inc. (A)	5,151	195,223
Sterling Construction Company, Inc. (A)	1,929	33,082
Tutor Perini Corp. (A)	2,625	66,150
Valmont Industries, Inc.	2,460	425,088
		5,030,453
Electrical equipment – 0.3%
Acuity Brands, Inc.	1,444	247,530
Allied Motion Technologies, Inc.	563	17,965
AMETEK, Inc.	7,922	575,850
Atkore International Group, Inc. (A)	2,305	49,050
AZZ, Inc.	1,808	86,965
Eaton Corp. PLC	15,075	1,172,534
Emerson Electric Company	21,599	1,400,047
Encore Wire Corp.	1,455	67,803
Energous Corp. (A)(B)	1,415	11,801
EnerSys	7,728	533,928
Generac Holdings, Inc. (A)	4,231	208,038
General Cable Corp.	3,489	75,014
Hubbell, Inc.	5,955	749,079
Plug Power, Inc. (A)(B)	15,872	37,617
Powell Industries, Inc.	775	21,754
Preformed Line Products Company	259	21,624
Regal Beloit Corp.	4,855	373,592
Rockwell Automation, Inc.	4,338	837,581
Sunrun, Inc. (A)(B)	5,985	33,516
Thermon Group Holdings, Inc. (A)	2,380	55,359
TPI Composites, Inc. (A)	750	14,205
Vicor Corp. (A)	1,222	27,556
		6,618,408
Industrial conglomerates – 0.8%
3M Company	20,132	4,894,894
Carlisle Companies, Inc.	6,878	790,764
General Electric Company	292,322	5,346,569
Honeywell International, Inc.	25,821	4,027,043
Raven Industries, Inc.	2,527	96,531
Roper Technologies, Inc.	3,451	922,142
		16,077,943
Machinery – 1.5%
Actuant Corp., Class A	4,141	109,322
AGCO Corp.	7,179	508,130
Alamo Group, Inc.	635	74,898
Albany International Corp., Class A	1,996	129,141
Altra Industrial Motion Corp.	1,970	95,742
American Railcar Industries, Inc. (B)	549	22,245
Astec Industries, Inc.	1,472	81,505
Barnes Group, Inc.	3,424	226,908

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Briggs & Stratton Corp.	2,875	$71,588
Caterpillar, Inc.	19,941	2,814,672
Chart Industries, Inc. (A)	2,138	104,078
CIRCOR International, Inc.	1,159	56,142
Columbus McKinnon Corp.	1,527	60,988
Commercial Vehicle Group, Inc. (A)	2,067	23,026
Crane Company	5,516	470,901
Cummins, Inc.	5,337	893,414
Deere & Company	10,792	1,617,289
DMC Global, Inc.	1,098	22,125
Donaldson Company, Inc.	14,271	712,123
Douglas Dynamics, Inc.	1,536	62,592
Dover Corp.	5,329	520,697
Energy Recovery, Inc. (A)(B)	2,765	31,051
EnPro Industries, Inc.	1,458	125,927
ESCO Technologies, Inc.	1,745	114,036
Federal Signal Corp.	4,112	88,408
Flowserve Corp.	4,565	194,378
Fortive Corp.	10,446	779,794
Franklin Electric Company, Inc.	3,208	148,530
FreightCar America, Inc.	994	16,669
Gencor Industries, Inc. (A)	730	13,140
Global Brass & Copper Holdings, Inc.	1,517	52,488
Graco, Inc.	6,097	802,304
Graham Corp.	860	17,062
Hardinge, Inc.	977	16,668
Harsco Corp. (A)	5,607	101,206
Hillenbrand, Inc.	4,316	196,594
Hurco Companies, Inc.	491	21,899
Hyster-Yale Materials Handling, Inc.	706	59,890
IDEX Corp.	8,321	1,128,078
Illinois Tool Works, Inc.	10,454	1,769,340
Ingersoll-Rand PLC	8,618	755,109
ITT, Inc.	9,581	519,290
John Bean Technologies Corp.	2,148	257,223
Kadant, Inc.	747	76,418
Kennametal, Inc.	14,282	665,827
LB Foster Company, Class A (A)	654	15,107
Lincoln Electric Holdings, Inc.	6,745	614,739
Lindsay Corp.	703	65,962
Lydall, Inc. (A)	1,163	64,023
Meritor, Inc. (A)	5,778	144,334
Milacron Holdings Corp. (A)	3,773	66,518
Miller Industries, Inc.	882	24,608
Mueller Industries, Inc.	3,951	143,816
Mueller Water Products, Inc., Class A	10,627	132,731
Navistar International Corp. (A)	3,472	141,345
NN, Inc.	1,896	52,993
Nordson Corp.	5,527	709,446
Omega Flex, Inc.	217	14,014
Oshkosh Corp.	8,147	733,556
PACCAR, Inc.	11,962	841,287
Parker-Hannifin Corp.	4,602	862,829
Park-Ohio Holdings Corp.	650	30,225
Pentair PLC	5,600	398,496
Proto Labs, Inc. (A)	1,705	164,021
RBC Bearings, Inc. (A)	1,590	212,186
REV Group, Inc.	915	24,989
Rexnord Corp. (A)	7,174	178,776
Snap-on, Inc.	1,916	324,628
Spartan Motors, Inc.	2,712	43,256
SPX Corp. (A)	2,950	94,076
SPX FLOW, Inc. (A)	2,891	129,430
Standex International Corp.	858	91,806
Stanley Black & Decker, Inc.	5,180	878,683
Sun Hydraulics Corp.	1,640	99,482
Tennant Company	1,234	81,197
Terex Corp.	8,698	406,718
The Eastern Company	470	13,536
The Gorman-Rupp Company	1,253	41,261
The Greenbrier Companies, Inc.	1,867	93,350
The Manitowoc Company, Inc. (A)	2,245	90,214
The Timken Company	7,458	372,154
The Toro Company	11,749	766,622
Titan International, Inc.	3,673	43,966
TriMas Corp. (A)	3,160	81,844
Trinity Industries, Inc.	16,476	587,369
Twin Disc, Inc. (A)	790	22,199
Wabash National Corp. (B)	4,029	81,184
Wabtec Corp.	9,300	715,170
Watts Water Technologies, Inc., Class A	1,893	140,839
Woodward, Inc.	9,646	746,118
Xylem, Inc.	5,978	414,515
		28,624,473
Marine – 0.0%
Costamare, Inc.	3,799	21,844
Eagle Bulk Shipping, Inc. (A)	3,222	14,080
Kirby Corp. (A)	5,850	393,705
Matson, Inc.	3,039	88,648
Scorpio Bulkers, Inc.	4,293	30,910
		549,187
Professional services – 0.2%
Acacia Research Corp. (A)	4,033	16,939
Barrett Business Services, Inc.	514	34,109
CBIZ, Inc. (A)	3,519	51,905
CRA International, Inc.	633	28,612
Equifax, Inc.	2,397	273,546
Exponent, Inc.	1,771	133,711
Forrester Research, Inc.	717	33,305
Franklin Covey Company (A)	794	15,959
FTI Consulting, Inc. (A)	2,700	116,127
GP Strategies Corp. (A)	918	21,114
Heidrick & Struggles International, Inc.	1,363	34,075
Hill International, Inc. (A)	2,725	15,533
Huron Consulting Group, Inc. (A)	1,585	64,827
ICF International, Inc. (A)	1,240	67,022
IHS Markit, Ltd. (A)	7,242	323,138
Insperity, Inc.	1,249	147,257
Kelly Services, Inc., Class A	2,096	61,098
Kforce, Inc.	1,687	43,862
Korn/Ferry International	3,527	154,624
ManpowerGroup, Inc.	7,265	936,459
Mistras Group, Inc. (A)	1,318	30,248
Navigant Consulting, Inc. (A)	3,300	63,327
Nielsen Holdings PLC	6,688	245,583
On Assignment, Inc. (A)	3,504	224,116
Resources Connection, Inc.	2,157	34,620
Robert Half International, Inc.	2,530	144,311
RPX Corp.	3,220	42,472
The Dun & Bradstreet Corp.	4,023	495,272
TriNet Group, Inc. (A)	2,894	129,535
TrueBlue, Inc. (A)	2,893	82,306
Verisk Analytics, Inc. (A)	3,107	299,577
WageWorks, Inc. (A)	2,743	175,963
Willdan Group, Inc. (A)	547	13,861
		4,554,413
Road and rail – 1.0%
ArcBest Corp.	1,830	69,266
Avis Budget Group, Inc. (A)	13,101	499,148

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
Covenant Transportation Group, Inc.,
Class A (A)	887	$26,575
CSX Corp.	65,941	3,676,211
Daseke, Inc. (A)	1,710	21,700
Genesee & Wyoming, Inc., Class A (A)	6,698	527,936
Heartland Express, Inc.	3,301	75,395
Hertz Global Holdings, Inc. (A)	3,828	72,541
J.B. Hunt Transport Services, Inc.	6,179	686,734
Kansas City Southern	7,611	853,498
Knight-Swift Transportation
Holdings, Inc.	22,495	960,087
Landstar System, Inc.	4,565	471,108
Marten Transport, Ltd.	2,869	57,810
Norfolk Southern Corp.	20,802	2,883,781
Old Dominion Freight Line, Inc.	7,445	962,192
Roadrunner Transportation
Systems, Inc. (A)	2,335	19,988
Ryder System, Inc.	5,768	475,745
Saia, Inc. (A)	1,764	116,071
Schneider National, Inc., Class B	2,286	59,962
Union Pacific Corp.	57,771	7,308,032
Universal Logistics Holdings, Inc.	749	17,489
Werner Enterprises, Inc.	8,166	311,941
YRC Worldwide, Inc. (A)	2,393	29,482
		20,182,692
Trading companies and distributors – 0.2%
Aircastle, Ltd.	3,216	78,792
Applied Industrial Technologies, Inc.	2,632	168,316
Beacon Roofing Supply, Inc. (A)	4,613	295,601
BMC Stock Holdings, Inc. (A)	4,549	105,082
CAI International, Inc. (A)	1,100	37,675
DXP Enterprises, Inc. (A)	1,169	32,498
Fastenal Company	9,708	508,602
Foundation Building Materials, Inc. (A)	1,080	16,427
GATX Corp. (B)	6,834	431,567
GMS, Inc. (A)	1,902	70,964
H&E Equipment Services, Inc.	2,227	82,822
Herc Holdings, Inc. (A)	1,696	100,369
Huttig Building Products, Inc. (A)	1,884	12,849
Kaman Corp.	1,823	108,760
MRC Global, Inc. (A)	6,228	97,842
MSC Industrial Direct Company, Inc.,
Class A	4,910	442,244
Nexeo Solutions, Inc. (A)	1,970	15,622
NOW, Inc. (A)	19,213	198,278
Rush Enterprises, Inc., Class A (A)	1,923	93,669
Rush Enterprises, Inc., Class B (A)	513	23,593
SiteOne Landscape Supply, Inc. (A)	2,334	174,537
Textainer Group Holdings, Ltd. (A)	1,946	44,661
Titan Machinery, Inc. (A)	1,435	27,265
Triton International, Ltd. (A)	3,021	119,541
United Rentals, Inc. (A)	2,827	450,850
Veritiv Corp. (A)	835	22,754
W.W. Grainger, Inc.	1,774	392,604
Watsco, Inc.	3,308	554,090
		4,707,874
		146,802,464
Information technology – 25.8%
Communications equipment – 1.3%
Acacia Communications, Inc. (A)(B)	1,299	50,245
ADTRAN, Inc.	3,344	77,246
Applied Optoelectronics, Inc. (A)	1,276	55,710
ARRIS International PLC (A)	19,217	575,933
CalAmp Corp. (A)	2,438	55,708
Calix, Inc. (A)	3,592	23,707
Ciena Corp. (A)	25,163	547,295
Cisco Systems, Inc.	444,916	16,595,367
Comtech Telecommunications Corp.	1,645	35,647
Digi International, Inc. (A)	2,100	21,525
EMCORE Corp. (A)	2,028	15,818
Extreme Networks, Inc. (A)	7,584	97,454
F5 Networks, Inc. (A)	5,622	754,472
Finisar Corp. (A)	7,864	157,359
Harmonic, Inc. (A)	6,331	26,590
Harris Corp.	10,822	1,563,779
Infinera Corp. (A)	10,199	73,841
InterDigital, Inc.	6,159	468,700
Juniper Networks, Inc.	33,598	932,680
KVH Industries, Inc. (A)	1,257	13,576
Lumentum Holdings, Inc. (A)	4,207	227,388
Motorola Solutions, Inc.	14,478	1,362,525
NETGEAR, Inc. (A)	2,253	116,030
NetScout Systems, Inc. (A)	15,725	488,261
Oclaro, Inc. (A)(B)	11,502	81,894
Plantronics, Inc.	5,968	312,246
Quantenna Communications, Inc. (A)	1,554	19,005
Ribbon Communications, Inc. (A)(B)	3,537	27,482
Ubiquiti Networks, Inc. (A)(B)	1,594	106,527
ViaSat, Inc. (A)(B)	9,544	708,547
Viavi Solutions, Inc. (A)	15,843	148,449
		25,741,006
Electronic equipment, instruments and components – 1.2%
Amphenol Corp., Class A	27,185	2,462,689
Anixter International, Inc. (A)	2,000	143,000
Arrow Electronics, Inc. (A)	9,609	775,735
Avnet, Inc.	13,397	554,770
AVX Corp.	3,115	56,506
Badger Meter, Inc.	1,909	88,578
Bel Fuse, Inc., Class B	779	20,916
Belden, Inc.	7,500	635,175
Benchmark Electronics, Inc. (A)	3,394	103,517
Cognex Corp.	9,425	1,306,022
Coherent, Inc. (A)	2,682	783,037
Control4 Corp. (A)	1,691	56,209
Corning, Inc.	80,392	2,603,897
CTS Corp.	2,237	60,958
Daktronics, Inc.	2,716	26,019
Electro Scientific Industries, Inc. (A)	2,371	56,738
ePlus, Inc. (A)	909	73,811
Fabrinet (A)	2,494	79,584
FARO Technologies, Inc. (A)	1,191	62,289
Fitbit, Inc., Class A (A)(B)	12,342	84,666
FLIR Systems, Inc.	12,581	586,023
II-VI, Inc. (A)	4,171	197,705
Insight Enterprises, Inc. (A)	2,473	96,447
IPG Photonics Corp. (A)	4,102	939,276
Iteris, Inc. (A)	2,074	13,294
Itron, Inc. (A)	2,350	151,458
Jabil, Inc.	19,514	562,979
KEMET Corp. (A)	3,261	50,285
Keysight Technologies, Inc. (A)	20,181	877,874
Kimball Electronics, Inc. (A)	1,889	39,386
Knowles Corp. (A)	15,823	249,845
Littelfuse, Inc.	4,013	814,238
Maxwell Technologies, Inc. (A)(B)	3,089	17,175
Mesa Laboratories, Inc.	231	31,088
Methode Electronics, Inc.	2,460	115,866
MicroVision, Inc. (A)(B)	5,918	10,001
MTS Systems Corp.	1,168	65,291

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and
components (continued)
National Instruments Corp.	11,650	$512,018
Novanta, Inc. (A)	2,208	106,205
OSI Systems, Inc. (A)	1,197	103,732
Park Electrochemical Corp.	1,441	27,523
PC Connection, Inc.	821	22,504
Plexus Corp. (A)	2,308	144,273
Rogers Corp. (A)	1,238	199,442
Sanmina Corp. (A)	5,140	174,760
ScanSource, Inc. (A)	1,716	61,776
SYNNEX Corp.	5,160	702,792
Systemax, Inc.	816	24,888
TE Connectivity, Ltd.	31,453	2,970,421
Tech Data Corp. (A)	6,180	597,606
Trimble, Inc. (A)	27,561	1,157,286
TTM Technologies, Inc. (A)	6,441	105,182
VeriFone Systems, Inc. (A)	19,882	344,754
Vishay Intertechnology, Inc.	23,773	520,629
Vishay Precision Group, Inc. (A)	819	22,686
Zebra Technologies Corp., Class A (A)	5,782	637,870
		23,288,694
Internet software and services – 5.5%
2U, Inc. (A)	3,012	193,069
Actua Corp. (A)	2,273	35,232
Akamai Technologies, Inc. (A)	16,443	917,191
Alarm.com Holdings, Inc. (A)	1,411	57,837
Alphabet, Inc., Class A (A)	28,480	29,510,122
Alphabet, Inc., Class C (A)	28,836	29,453,379
Alteryx, Inc., Class A (A)	748	18,670
ANGI Homeservices, Inc.,
Class A (A)(B)	2,917	33,779
Appfolio, Inc., Class A (A)	571	24,639
Apptio, Inc., Class A (A)	1,622	36,187
Bazaarvoice, Inc. (A)	6,153	33,534
Benefitfocus, Inc. (A)(B)	1,138	30,840
Blucora, Inc. (A)	2,947	60,561
Box, Inc., Class A (A)	5,620	118,189
Brightcove, Inc. (A)	2,786	20,616
Carbonite, Inc. (A)	1,746	41,991
Care.com, Inc. (A)	958	18,173
Cars.com, Inc. (A)(B)	12,757	309,230
ChannelAdvisor Corp. (A)	1,896	16,306
Cimpress NV (A)(B)	1,719	209,374
Cloudera, Inc. (A)	1,076	17,033
CommerceHub, Inc., Series A (A)	1,078	24,643
CommerceHub, Inc., Series C (A)	1,925	41,311
Cornerstone OnDemand, Inc. (A)	3,608	133,388
Coupa Software, Inc. (A)	2,175	77,060
eBay, Inc. (A)	95,122	3,297,880
Endurance International Group
Holdings, Inc. (A)	4,225	39,504
Envestnet, Inc. (A)	2,986	146,762
Etsy, Inc. (A)	8,020	132,009
Facebook, Inc., Class A (A)	226,457	40,123,651
Five9, Inc. (A)	3,614	88,579
Gogo, Inc. (A)(B)	4,104	45,185
GrubHub, Inc. (A)(B)	5,923	400,158
GTT Communications, Inc. (A)	2,162	87,453
Hortonworks, Inc. (A)	3,567	67,809
Instructure, Inc. (A)	1,520	52,820
Internap Corp. (A)	1,469	26,163
j2 Global, Inc.	8,452	637,788
Limelight Networks, Inc. (A)	5,566	27,051
LivePerson, Inc. (A)	3,818	42,380
LogMeIn, Inc.	5,736	682,584
MINDBODY, Inc., Class A (A)	2,919	95,159
MuleSoft, Inc., Class A (A)	1,747	40,094
New Relic, Inc. (A)	2,092	117,738
NIC, Inc.	4,480	74,368
Nutanix, Inc., Class A (A)	3,966	130,085
Okta, Inc. (A)	990	28,918
Q2 Holdings, Inc. (A)	2,179	91,191
QuinStreet, Inc. (A)	2,747	29,365
Quotient Technology, Inc. (A)	5,089	60,559
Shutterstock, Inc. (A)(B)	1,312	55,747
SPS Commerce, Inc. (A)	1,165	58,786
Stamps.com, Inc. (A)	1,090	183,556
TechTarget, Inc. (A)	1,563	21,866
The Meet Group, Inc. (A)	5,104	12,964
The Trade Desk, Inc., Class A (A)(B)	1,635	80,344
TrueCar, Inc. (A)	4,853	59,158
Tucows, Inc., Class A (A)(B)	643	40,766
Twilio, Inc., Class A (A)(B)	4,330	115,438
VeriSign, Inc. (A)(B)	8,233	947,618
Web.com Group, Inc. (A)	2,651	60,973
XO Group, Inc. (A)	1,750	33,828
Yelp, Inc. (A)	5,365	239,011
		109,907,662
IT services – 4.4%
Accenture PLC, Class A	52,470	7,766,085
Acxiom Corp. (A)	14,198	386,896
Alliance Data Systems Corp.	4,089	978,375
Automatic Data Processing, Inc.	37,731	4,318,690
Blackhawk Network Holdings, Inc. (A)	3,763	138,290
Broadridge Financial Solutions, Inc.	12,681	1,144,587
CACI International, Inc., Class A (A)	1,676	221,148
Cardtronics PLC, Class A (A)	3,180	59,561
Cass Information Systems, Inc.	775	52,785
Cognizant Technology Solutions Corp.,
Class A	50,165	3,625,926
Convergys Corp.	16,615	410,058
CoreLogic, Inc. (A)	9,215	401,866
CSG Systems International, Inc.	2,330	106,924
CSRA, Inc.	13,877	401,462
DST Systems, Inc.	6,588	412,277
DXC Technology Company	24,157	2,322,454
EPAM Systems, Inc. (A)	3,364	341,244
Everi Holdings, Inc. (A)	4,578	37,311
EVERTEC, Inc.	4,154	57,741
ExlService Holdings, Inc. (A)	2,262	138,842
Fidelity National Information
Services, Inc.	28,221	2,662,087
Fiserv, Inc. (A)	17,883	2,350,720
Gartner, Inc. (A)	7,682	928,677
Global Payments, Inc.	12,973	1,304,565
IBM Corp.	73,579	11,328,959
Jack Henry & Associates, Inc.	8,431	972,263
Leidos Holdings, Inc.	15,474	983,682
ManTech International Corp., Class A	1,756	89,521
Mastercard, Inc., Class A	79,277	11,928,810
MAXIMUS, Inc.	11,466	792,071
MoneyGram International, Inc. (A)	2,091	29,776
Paychex, Inc.	27,222	1,832,313
PayPal Holdings, Inc. (A)	95,979	7,268,490
Perficient, Inc. (A)	2,460	47,626
Planet Payment, Inc. (A)	3,381	15,215
Presidio, Inc. (A)	1,301	20,087
Sabre Corp.	22,705	452,057
Science Applications International Corp.	7,777	577,053
ServiceSource International, Inc. (A)	6,165	17,694

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Sykes Enterprises, Inc. (A)	2,758	$87,760
Syntel, Inc. (A)	2,370	60,696
TeleTech Holdings, Inc.	971	39,326
Teradata Corp. (A)	13,717	521,383
The Hackett Group, Inc.	1,733	28,300
The Western Union Company	39,536	778,464
Total System Services, Inc.	14,257	1,060,151
Travelport Worldwide, Ltd.	8,509	113,936
Unisys Corp. (A)(B)	3,634	28,164
Virtusa Corp. (A)	1,915	88,760
Visa, Inc., Class A	155,321	17,487,591
WEX, Inc. (A)	4,344	559,160
		87,777,879
Semiconductors and semiconductor equipment – 3.8%
Advanced Energy Industries, Inc. (A)	2,732	204,818
Advanced Micro Devices, Inc. (A)(B)	57,755	628,952
Alpha & Omega Semiconductor, Ltd. (A)	1,389	24,460
Ambarella, Inc. (A)(B)	2,231	121,076
Amkor Technology, Inc. (A)	7,133	75,396
Analog Devices, Inc.	26,375	2,271,151
Applied Materials, Inc.	76,516	4,037,749
Axcelis Technologies, Inc. (A)	2,103	67,296
AXT, Inc. (A)	2,716	26,209
Broadcom, Ltd.	29,163	8,105,564
Brooks Automation, Inc.	4,765	118,601
Cabot Microelectronics Corp.	1,702	163,937
CEVA, Inc. (A)	1,496	71,060
Cirrus Logic, Inc. (A)	11,340	626,422
Cohu, Inc.	1,947	44,314
Cree, Inc. (A)	17,377	617,579
Cypress Semiconductor Corp.	36,198	579,530
Diodes, Inc. (A)	2,623	76,854
DSP Group, Inc. (A)	1,717	22,407
Entegris, Inc.	9,806	297,122
First Solar, Inc. (A)	8,867	550,641
FormFactor, Inc. (A)	5,007	82,115
Ichor Holdings, Ltd. (A)	1,264	35,910
Impinj, Inc. (A)(B)	1,255	31,965
Inphi Corp. (A)(B)	2,902	119,185
Integrated Device Technology, Inc. (A)	23,757	714,848
Intel Corp.	337,119	15,116,416
IXYS Corp. (A)	1,830	44,469
KLA-Tencor Corp.	11,253	1,150,507
Kopin Corp. (A)	4,785	15,408
Lam Research Corp.	11,653	2,241,221
Lattice Semiconductor Corp. (A)	8,757	51,404
MACOM Technology Solutions
Holdings, Inc. (A)	2,819	91,871
MaxLinear, Inc. (A)	4,151	109,628
Microchip Technology, Inc.	16,685	1,451,428
Micron Technology, Inc. (A)	79,929	3,388,190
Microsemi Corp. (A)	12,572	664,430
MKS Instruments, Inc.	9,619	907,072
Monolithic Power Systems, Inc.	6,877	813,893
Nanometrics, Inc. (A)	1,699	42,747
NeoPhotonics Corp. (A)(B)	2,564	18,204
NVE Corp.	357	29,852
NVIDIA Corp.	43,040	8,638,558
PDF Solutions, Inc. (A)	2,031	36,741
Photronics, Inc. (A)	4,761	45,944
Power Integrations, Inc.	1,978	155,273
Qorvo, Inc. (A)	9,137	699,711
QUALCOMM, Inc.	106,001	7,032,106
Rambus, Inc. (A)	7,515	111,222
Rudolph Technologies, Inc. (A)	2,171	52,755
Semtech Corp. (A)	4,487	152,782
Sigma Designs, Inc. (A)	3,121	18,258
Silicon Laboratories, Inc. (A)	7,519	684,981
Skyworks Solutions, Inc.	13,187	1,381,206
SMART Global Holdings, Inc. (A)	1,455	43,635
SunPower Corp. (A)(B)	4,270	35,270
Synaptics, Inc. (A)	6,051	228,365
Teradyne, Inc.	21,538	871,643
Texas Instruments, Inc.	71,014	6,908,952
Ultra Clean Holdings, Inc. (A)	2,281	47,855
Veeco Instruments, Inc. (A)	3,301	53,311
Versum Materials, Inc.	11,845	454,848
Xcerra Corp. (A)	3,820	37,856
Xilinx, Inc.	17,838	1,239,919
Xperi Corp.	3,411	65,832
		74,848,924
Software – 5.0%
8x8, Inc. (A)	6,093	85,911
A10 Networks, Inc. (A)	3,556	28,519
ACI Worldwide, Inc. (A)	20,903	478,261
Activision Blizzard, Inc.	55,182	3,443,357
Adobe Systems, Inc. (A)	36,070	6,545,623
Agilysys, Inc. (A)	1,514	18,531
American Software, Inc., Class A	2,148	27,731
ANSYS, Inc. (A)	6,202	919,074
Aspen Technology, Inc. (A)	5,158	345,173
Autodesk, Inc. (A)	16,021	1,757,504
Barracuda Networks, Inc. (A)	1,751	48,415
Blackbaud, Inc.	8,509	837,711
Blackline, Inc. (A)	1,120	41,070
Bottomline Technologies, Inc. (A)	2,750	91,658
BroadSoft, Inc. (A)(B)	2,110	116,050
CA, Inc.	23,091	763,619
Cadence Design Systems, Inc. (A)	20,485	899,496
Callidus Software, Inc. (A)	4,491	131,474
CDK Global, Inc.	14,339	990,682
Citrix Systems, Inc. (A)	10,528	922,569
CommVault Systems, Inc. (A)	7,316	394,332
Digimarc Corp. (A)(B)	731	27,413
Ebix, Inc. (B)	1,661	128,395
Electronic Arts, Inc. (A)	22,566	2,399,894
Ellie Mae, Inc. (A)	2,320	205,065
Everbridge, Inc. (A)	1,214	32,171
Fair Isaac Corp.	5,411	849,852
Fortinet, Inc. (A)	16,456	692,139
Gigamon, Inc. (A)	2,548	98,990
Glu Mobile, Inc. (A)	7,508	29,356
HubSpot, Inc. (A)	2,356	190,718
Imperva, Inc. (A)	2,321	95,741
Intuit, Inc.	17,786	2,796,315
Manhattan Associates, Inc. (A)	7,504	332,802
Microsoft Corp.	563,066	47,393,265
MicroStrategy, Inc., Class A (A)	660	90,262
Mitek Systems, Inc. (A)	2,242	20,178
MobileIron, Inc. (A)	4,401	17,164
Model N, Inc. (A)	1,745	28,356
Monotype Imaging Holdings, Inc.	2,898	73,030
Oracle Corp.	220,748	10,829,897
Park City Group, Inc. (A)(B)	1,094	12,034
Paycom Software, Inc. (A)	3,388	277,816
Paylocity Holding Corp. (A)	1,818	83,883
Pegasystems, Inc.	2,532	127,739
Progress Software Corp.	3,271	135,223
Proofpoint, Inc. (A)	3,007	270,780
PROS Holdings, Inc. (A)	1,853	46,492

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
PTC, Inc. (A)	12,586	$801,476
QAD, Inc., Class A	726	26,717
Qualys, Inc. (A)	2,178	128,284
Rapid7, Inc. (A)	1,523	28,800
RealPage, Inc. (A)	4,050	183,668
Red Hat, Inc. (A)	12,969	1,643,950
RingCentral, Inc., Class A (A)	4,301	202,792
Rosetta Stone, Inc. (A)	1,299	15,835
salesforce.com, Inc. (A)	49,906	5,206,194
Silver Spring Networks, Inc. (A)	2,998	48,178
Symantec Corp.	44,917	1,301,245
Synchronoss Technologies, Inc. (A)	3,001	30,130
Synopsys, Inc. (A)	10,993	993,547
Take-Two Interactive Software, Inc. (A)	12,417	1,385,116
Telenav, Inc. (A)	2,608	14,344
The Rubicon Project, Inc. (A)	3,637	6,547
The Ultimate Software Group, Inc. (A)	3,085	651,028
TiVo Corp.	8,068	143,610
Tyler Technologies, Inc. (A)	3,777	690,889
Varonis Systems, Inc. (A)	1,326	66,698
VASCO Data Security
International, Inc. (A)	2,290	30,686
Verint Systems, Inc. (A)	4,303	188,256
VirnetX Holding Corp. (A)(B)	3,680	13,432
Workiva, Inc. (A)	1,799	39,128
Zendesk, Inc. (A)	6,727	226,094
Zix Corp. (A)	4,230	18,612
		100,256,986
Technology hardware, storage and peripherals – 4.6%
3D Systems Corp. (A)(B)	19,953	176,185
Apple, Inc.	459,613	78,984,437
Cray, Inc. (A)	2,883	65,588
Diebold Nixdorf, Inc. (B)	13,488	258,970
Electronics For Imaging, Inc. (A)	3,233	99,447
Hewlett Packard Enterprise Company	146,246	2,040,132
HP, Inc.	148,550	3,186,398
Immersion Corp. (A)(B)	2,230	16,970
NCR Corp. (A)	13,228	413,904
NetApp, Inc.	24,046	1,358,839
Pure Storage, Inc., Class A (A)	6,465	119,473
Quantum Corp. (A)	2,185	11,340
Seagate Technology PLC	25,798	994,771
Stratasys, Ltd. (A)	3,494	76,099
Super Micro Computer, Inc. (A)	2,700	59,535
USA Technologies, Inc. (A)	3,693	32,129
Western Digital Corp.	26,231	2,068,577
Xerox Corp.	18,907	560,782
		90,523,576
		512,344,727
Materials – 4.6%
Chemicals – 3.1%
A. Schulman, Inc.	2,000	75,900
Advanced Emissions Solutions, Inc. (B)	1,656	14,887
AdvanSix, Inc. (A)	2,055	88,468
Air Products & Chemicals, Inc.	22,858	3,726,768
Albemarle Corp.	11,583	1,555,829
American Vanguard Corp.	2,039	40,576
Ashland Global Holdings, Inc.	6,793	502,546
Balchem Corp.	2,185	190,685
Cabot Corp.	6,774	414,840
Calgon Carbon Corp.	3,534	76,334
CF Industries Holdings, Inc.	24,527	919,027
Chase Corp.	488	61,634
Codexis, Inc. (A)	3,120	21,528
Core Molding Technologies, Inc.	609	13,106
DowDuPont, Inc.	244,477	17,592,565
Eastman Chemical Company	15,099	1,394,695
Ecolab, Inc.	27,305	3,711,296
Ferro Corp. (A)	5,785	146,650
Flotek Industries, Inc. (A)	4,206	19,852
FMC Corp.	14,078	1,328,963
FutureFuel Corp.	1,797	26,973
GCP Applied Technologies, Inc. (A)	4,934	161,589
Hawkins, Inc.	712	27,305
HB Fuller Company	3,430	194,035
Ingevity Corp. (A)	2,920	232,403
Innophos Holdings, Inc.	1,331	61,665
Innospec, Inc.	1,654	118,096
International Flavors & Fragrances, Inc.	8,315	1,292,484
Intrepid Potash, Inc. (A)	6,710	25,632
KMG Chemicals, Inc.	637	34,646
Koppers Holdings, Inc. (A)	1,427	71,207
Kraton Corp. (A)	2,059	96,876
Kronos Worldwide, Inc.	1,589	44,349
LSB Industries, Inc. (A)	1,793	16,155
LyondellBasell Industries NV, Class A	34,038	3,563,779
Minerals Technologies, Inc.	6,248	452,668
Monsanto Company	46,082	5,453,344
NewMarket Corp.	1,006	402,923
Olin Corp.	18,101	645,120
OMNOVA Solutions, Inc. (A)	3,227	34,529
PolyOne Corp.	14,475	668,890
PPG Industries, Inc.	26,913	3,144,784
Praxair, Inc.	30,005	4,618,370
Quaker Chemical Corp.	881	145,171
Rayonier Advanced Materials, Inc.	3,026	56,859
RPM International, Inc.	14,538	770,078
Sensient Technologies Corp.	7,781	603,261
Stepan Company	1,362	113,196
The Chemours Company	20,120	1,034,168
The Mosaic Company	36,839	894,819
The Scotts Miracle-Gro Company	4,451	440,204
The Sherwin-Williams Company	8,623	3,444,199
Trecora Resources (A)	1,561	19,591
Tredegar Corp.	1,887	37,174
Trinseo SA	3,043	224,573
Tronox, Ltd., Class A	4,605	105,408
Valvoline, Inc.	22,059	543,975
		61,716,647
Construction materials – 0.2%
Eagle Materials, Inc.	5,280	590,990
Martin Marietta Materials, Inc.	6,588	1,372,873
Summit Materials, Inc., Class A (A)	7,370	226,701
U.S. Concrete, Inc. (A)	1,045	84,488
United States Lime & Minerals, Inc.	168	14,339
Vulcan Materials Company	13,874	1,743,268
		4,032,659
Containers and packaging – 0.6%
AptarGroup, Inc.	6,828	603,663
Avery Dennison Corp.	9,272	1,058,121
Ball Corp.	36,826	1,469,726
Bemis Company, Inc.	9,885	463,804
Greif, Inc., Class A	4,555	248,566
Greif, Inc., Class B	390	24,317
International Paper Company	43,305	2,451,496
Myers Industries, Inc.	1,649	35,206
Owens-Illinois, Inc. (A)	17,733	429,493
Packaging Corp. of America	9,909	1,175,207

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
Sealed Air Corp.	18,892	$907,761
Silgan Holdings, Inc.	8,045	232,340
Sonoco Products Company	10,820	578,978
UFP Technologies, Inc. (A)	548	15,097
WestRock Company	26,734	1,668,469
		11,362,244
Metals and mining – 0.6%
AK Steel Holding Corp. (A)(B)	21,988	107,082
Allegheny Technologies, Inc. (A)(B)	21,260	484,090
Ampco-Pittsburgh Corp.	848	12,126
Carpenter Technology Corp.	8,309	410,714
Century Aluminum Company (A)	3,504	46,428
Cleveland-Cliffs, Inc. (A)	20,643	137,482
Coeur Mining, Inc. (A)	12,518	95,387
Commercial Metals Company	20,552	407,752
Compass Minerals International, Inc. (B)	5,989	417,733
Freeport-McMoRan, Inc. (A)	141,306	1,966,980
Gold Resource Corp.	4,126	16,421
Haynes International, Inc.	932	29,861
Hecla Mining Company	26,921	100,685
Kaiser Aluminum Corp.	1,137	110,130
Klondex Mines, Ltd. (A)(B)	12,302	29,894
Materion Corp.	1,385	67,727
Newmont Mining Corp.	55,885	2,067,186
Nucor Corp.	33,505	1,926,538
Olympic Steel, Inc.	685	13,645
Reliance Steel & Aluminum Company	7,937	623,928
Royal Gold, Inc.	7,113	588,387
Schnitzer Steel Industries, Inc., Class A	1,856	54,195
Steel Dynamics, Inc.	26,115	1,005,428
SunCoke Energy, Inc. (A)	4,568	52,030
TimkenSteel Corp. (A)	2,823	42,627
United States Steel Corp.	19,015	549,914
Warrior Met Coal, Inc.	1,192	26,486
Worthington Industries, Inc.	7,962	331,219
		11,722,075
Paper and forest products – 0.1%
Boise Cascade Company	2,692	103,642
Clearwater Paper Corp. (A)	1,145	54,330
Deltic Timber Corp.	772	71,248
Domtar Corp.	6,814	328,571
KapStone Paper and Packaging Corp.	6,003	133,447
Louisiana-Pacific Corp. (A)	25,736	710,571
Neenah Paper, Inc.	1,131	101,111
PH Glatfelter Company	3,085	64,137
Schweitzer-Mauduit International, Inc.	2,088	94,524
Verso Corp., Class A (A)	2,741	31,330
		1,692,911
		90,526,536
Real estate – 3.7%
Equity real estate investment trusts – 3.6%
Acadia Realty Trust	5,749	161,144
Agree Realty Corp.	1,819	89,931
Alexander & Baldwin, Inc.	8,248	239,687
Alexander’s, Inc.	142	60,063
Alexandria Real Estate Equities, Inc.	6,295	799,843
Altisource Residential Corp.	3,639	39,847
American Assets Trust, Inc.	2,767	108,909
American Campus Communities, Inc.	14,852	629,428
American Tower Corp.	28,907	4,160,585
Apartment Investment & Management
Company, Class A	10,547	465,017
Armada Hoffler Properties, Inc.	3,158	48,791
Ashford Hospitality Prime, Inc.	2,191	20,179
Ashford Hospitality Trust, Inc.	6,187	40,277
AvalonBay Communities, Inc.	9,300	1,686,369
Bluerock Residential Growth REIT, Inc.	1,873	21,127
Boston Properties, Inc.	10,420	1,306,460
Camden Property Trust	10,061	918,368
CareTrust REIT, Inc.	5,212	94,963
CatchMark Timber Trust, Inc., Class A	3,176	41,891
CBL & Associates Properties, Inc.	11,852	66,727
Cedar Realty Trust, Inc.	6,327	37,772
Chatham Lodging Trust	2,662	60,401
Chesapeake Lodging Trust	4,109	118,504
City Office REIT, Inc.	2,414	31,961
Clipper Realty, Inc.	1,351	13,618
Community Healthcare Trust, Inc.	1,316	35,874
CoreCivic, Inc.	12,866	302,480
CorEnergy Infrastructure Trust, Inc.	880	31,372
CoreSite Realty Corp.	3,723	422,486
Corporate Office Properties Trust	10,829	328,552
Cousins Properties, Inc.	74,346	666,884
Crown Castle International Corp.	27,337	3,089,081
CyrusOne, Inc.	9,939	603,894
DCT Industrial Trust, Inc.	10,134	609,459
DiamondRock Hospitality Company	13,788	154,288
Digital Realty Trust, Inc.	13,745	1,604,042
Douglas Emmett, Inc.	16,668	671,887
Duke Realty Corp.	24,025	675,823
Easterly Government Properties, Inc.	2,546	53,950
EastGroup Properties, Inc.	2,283	214,785
Education Realty Trust, Inc.	12,943	473,326
EPR Properties	6,977	473,180
Equinix, Inc.	5,245	2,436,250
Equity Residential	24,762	1,654,597
Essex Property Trust, Inc.	4,439	1,096,389
Extra Space Storage, Inc.	8,449	721,207
Farmland Partners, Inc.	2,597	23,243
Federal Realty Investment Trust	4,877	644,788
First Industrial Realty Trust, Inc.	21,178	689,344
Four Corners Property Trust, Inc.	4,042	105,496
Franklin Street Properties Corp.	7,362	80,172
Getty Realty Corp.	2,048	58,286
GGP, Inc.	42,127	989,985
Gladstone Commercial Corp.	2,035	46,479
Global Medical REIT, Inc.	1,593	15,197
Global Net Lease, Inc.	4,649	100,558
Government Properties Income Trust	6,568	122,493
Gramercy Property Trust	10,344	295,011
HCP, Inc.	31,583	835,055
Healthcare Realty Trust, Inc.	21,783	713,829
Hersha Hospitality Trust	2,657	46,630
Highwoods Properties, Inc.	11,239	570,829
Hospitality Properties Trust	17,883	536,311
Host Hotels & Resorts, Inc.	49,851	986,551
Independence Realty Trust, Inc.	4,827	49,863
InfraREIT, Inc.	2,942	62,135
Investors Real Estate Trust	9,007	54,582
Invitation Homes, Inc.	14,146	333,138
Iron Mountain, Inc.	17,749	725,402
iStar, Inc. (A)	4,847	55,741
JBG SMITH Properties	10,166	338,629
Jernigan Capital, Inc.	977	20,175
Kilroy Realty Corp.	10,709	807,244
Kimco Realty Corp.	28,847	534,246
Kite Realty Group Trust	5,780	111,149
Lamar Advertising Company, Class A	9,103	684,819

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
LaSalle Hotel Properties	20,077	$570,990
Lexington Realty Trust	15,024	157,151
Liberty Property Trust	16,039	719,830
Life Storage, Inc.	5,069	455,247
LTC Properties, Inc.	2,661	121,980
Mack-Cali Realty Corp.	16,089	356,050
MedEquities Realty Trust, Inc.	2,258	25,312
Medical Properties Trust, Inc.	39,638	542,644
Mid-America Apartment
Communities, Inc.	7,645	783,154
Monmouth Real Estate Investment Corp.	4,754	84,906
National Health Investors, Inc.	2,677	208,806
National Retail Properties, Inc.	16,246	667,223
National Storage Affiliates Trust	3,058	81,465
New Senior Investment Group, Inc.	5,911	48,470
NexPoint Residential Trust, Inc.	1,322	37,201
NorthStar Realty Europe Corp.	3,983	57,793
Omega Healthcare Investors, Inc.	21,473	576,550
One Liberty Properties, Inc.	1,147	30,648
Pebblebrook Hotel Trust	4,729	181,925
Pennsylvania Real Estate
Investment Trust	5,049	55,993
Physicians Realty Trust	12,281	219,461
Potlatch Corp.	7,252	374,203
Preferred Apartment Communities, Inc.,
Class A	2,331	49,557
Prologis, Inc.	35,838	2,373,551
PS Business Parks, Inc.	1,316	174,449
Public Storage	10,076	2,147,397
QTS Realty Trust, Inc., Class A	3,255	181,173
Quality Care Properties, Inc. (A)	16,855	247,600
Ramco-Gershenson Properties Trust	5,591	80,566
Rayonier, Inc.	14,034	442,773
Realty Income Corp.	18,429	1,019,124
Regency Centers Corp.	9,992	677,558
Retail Opportunity Investments Corp.	7,516	147,088
Rexford Industrial Realty, Inc.	4,849	152,113
RLJ Lodging Trust	11,631	252,160
Ryman Hospitality Properties, Inc.	3,020	209,830
Sabra Health Care REIT, Inc.	30,074	578,624
Safety Income and Growth, Inc.	860	15,738
Saul Centers, Inc.	832	53,697
SBA Communications Corp. (A)	8,116	1,377,691
Select Income REIT	4,363	109,468
Senior Housing Properties Trust	25,860	495,219
Seritage Growth Properties, Class A	1,757	71,510
Simon Property Group, Inc.	20,930	3,385,428
SL Green Realty Corp.	6,687	683,612
STAG Industrial, Inc.	6,376	180,441
Summit Hotel Properties, Inc.	7,209	108,928
Sunstone Hotel Investors, Inc.	15,425	257,752
Tanger Factory Outlet Centers, Inc.	10,337	258,838
Taubman Centers, Inc.	6,608	387,824
Terreno Realty Corp.	3,534	132,878
The GEO Group, Inc.	21,954	582,659
The Macerich Company	7,353	476,107
Tier REIT, Inc.	3,341	66,920
UDR, Inc.	18,026	708,963
UMH Properties, Inc.	2,298	35,366
Uniti Group, Inc.	17,955	289,076
Universal Health Realty Income Trust	861	64,454
Urban Edge Properties	18,236	465,930
Urstadt Biddle Properties, Inc., Class A	2,133	50,595
Ventas, Inc.	23,959	1,533,616
Vornado Realty Trust	11,641	903,574
Washington Prime Group, Inc.	33,316	236,877
Washington Real Estate Investment Trust	5,273	170,423
Weingarten Realty Investors	13,001	428,383
Welltower, Inc.	24,814	1,673,952
Weyerhaeuser Company	50,722	1,794,544
Whitestone REIT	2,737	40,425
Xenia Hotels & Resorts, Inc.	7,386	162,418
		70,512,919
Real estate management and development – 0.1%
Altisource Portfolio Solutions SA (A)(B)	803	21,408
CBRE Group, Inc., Class A (A)	20,367	883,113
Consolidated-Tomoka Land Company	325	19,932
Forestar Group, Inc. (A)(B)	3,076	68,441
HFF, Inc., Class A	2,517	113,617
Jones Lang LaSalle, Inc.	4,936	752,691
Kennedy-Wilson Holdings, Inc.	5,843	111,893
Marcus & Millichap, Inc. (A)	1,151	36,786
RE/MAX Holdings, Inc., Class A	1,229	65,567
Redfin Corp. (A)(B)	848	19,317
Tejon Ranch Company (A)	1,162	26,087
The RMR Group, Inc., Class A	470	28,318
The St. Joe Company (A)	3,413	64,164
		2,211,334
		72,724,253
Telecommunication services – 1.6%
Diversified telecommunication services – 1.6%
AT&T, Inc.	415,818	15,127,459
ATN International, Inc.	732	43,744
CenturyLink, Inc.	65,697	958,519
Cincinnati Bell, Inc. (A)	2,942	63,841
Cogent Communications Holdings, Inc.	2,836	132,867
Consolidated Communications
Holdings, Inc.	4,499	63,616
Frontier Communications Corp. (B)	14,115	119,978
General Communication, Inc.,
Class A (A)	1,831	73,075
Globalstar, Inc. (A)(B)	32,862	51,922
Hawaiian Telcom Holdco, Inc. (A)	514	16,217
IDT Corp., Class B (A)	1,209	18,897
Intelsat SA (A)	2,754	9,832
Iridium Communications, Inc. (A)(B)	5,880	72,618
Ooma, Inc. (A)	1,346	14,873
ORBCOMM, Inc. (A)	4,791	51,551
pdvWireless, Inc. (A)(B)	733	23,932
Straight Path Communications, Inc.,
Class B (A)	668	121,469
Verizon Communications, Inc.	276,247	14,058,210
Vonage Holdings Corp. (A)	13,703	139,497
Windstream Holdings, Inc.	13,751	36,165
		31,198,282
Wireless telecommunication services – 0.0%
Boingo Wireless, Inc. (A)	2,582	63,775
Shenandoah
Telecommunications Company	3,232	123,947
Spok Holdings, Inc.	1,563	27,353
Telephone & Data Systems, Inc.	9,985	276,485
		491,560
		31,689,842
Utilities – 1.5%
Electric utilities – 0.7%
ALLETE, Inc.	3,478	279,979
Alliant Energy Corp.	4,633	208,995
American Electric Power Company, Inc.	9,713	754,020

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Duke Energy Corp.	13,738	$1,225,155
Edison International	6,282	510,538
El Paso Electric Company	2,797	170,337
Entergy Corp.	3,518	304,237
Eversource Energy	6,322	409,982
Exelon Corp.	18,618	776,557
FirstEnergy Corp.	8,772	299,476
Great Plains Energy, Inc.	23,478	805,530
Hawaiian Electric Industries, Inc.	11,843	454,179
IDACORP, Inc.	8,921	881,484
MGE Energy, Inc.	2,444	161,304
NextEra Energy, Inc.	9,177	1,450,333
OGE Energy Corp.	21,742	777,494
Otter Tail Corp.	2,774	133,984
PG&E Corp.	10,125	549,180
Pinnacle West Capital Corp.	2,209	202,808
PNM Resources, Inc.	14,134	643,097
Portland General Electric Company	6,052	300,421
PPL Corp.	13,479	494,275
Spark Energy, Inc., Class A (B)	941	11,763
The Southern Company	19,645	1,005,824
Westar Energy, Inc.	15,464	884,695
Xcel Energy, Inc.	10,036	517,958
		14,213,605
Gas utilities – 0.3%
Atmos Energy Corp.	11,547	1,065,673
Chesapeake Utilities Corp.	1,098	93,934
National Fuel Gas Company	9,309	547,369
New Jersey Resources Corp.	15,289	681,889
Northwest Natural Gas Company	1,953	135,050
ONE Gas, Inc.	9,185	727,911
RGC Resources, Inc. (B)	603	16,058
South Jersey Industries, Inc.	5,511	186,602
Southwest Gas Holdings, Inc.	8,425	724,045
Spire, Inc.	3,200	263,200
UGI Corp.	18,875	925,064
WGL Holdings, Inc.	9,050	765,087
		6,131,882
Independent power and renewable electricity producers –
0.0%
AES Corp.	12,810	135,530
Atlantic Power Corp. (A)	9,569	24,401
Dynegy, Inc. (A)	7,863	95,378
NRG Energy, Inc.	5,898	163,080
NRG Yield, Inc., Class A	2,676	50,336
NRG Yield, Inc., Class C	4,282	81,572
Ormat Technologies, Inc.	2,748	180,131
Pattern Energy Group, Inc.	4,962	111,843
TerraForm Global, Inc., Class A (A)	6,610	31,067
		873,338
Multi-utilities – 0.4%
Ameren Corp.	4,796	306,752
Avista Corp.	4,437	230,458
Black Hills Corp.	9,481	554,733
CenterPoint Energy, Inc.	8,481	254,515
CMS Energy Corp.	5,543	276,596
Consolidated Edison, Inc.	5,961	530,767
Dominion Energy, Inc.	12,614	1,061,216
DTE Energy Company	3,554	410,736
MDU Resources Group, Inc.	21,263	594,301
NiSource, Inc.	6,605	181,836
NorthWestern Corp.	8,548	549,294
Public Service Enterprise Group, Inc.	10,011	531,184
SCANA Corp.	2,836	122,430
Sempra Energy	4,842	585,834
Unitil Corp.	1,012	52,867
Vectren Corp.	9,033	627,794
WEC Energy Group, Inc.	6,019	418,260
		7,289,573
Water utilities – 0.1%
American States Water Company	2,529	145,898
American Water Works Company, Inc.	3,544	324,489
Aqua America, Inc.	19,341	734,765
AquaVenture Holdings, Ltd. (A)	1,020	15,637
Artesian Resources Corp., Class A	647	27,394
Cadiz, Inc. (A)(B)	1,786	24,468
California Water Service Group	3,361	153,262
Connecticut Water Service, Inc.	812	51,408
Consolidated Water Company, Ltd.	1,435	18,870
Middlesex Water Company	1,174	54,145
SJW Group	1,186	80,802
The York Water Company	990	36,779
		1,667,917
		30,176,315
TOTAL COMMON STOCKS (Cost $1,669,972,467)		$1,955,335,565

SECURITIES LENDING COLLATERAL – 1.0%
John Hancock Collateral Trust,
1.2290% (D)(E)	1,963,942	19,648,849
TOTAL SECURITIES LENDING COLLATERAL (Cost
$19,649,952)		$19,648,849

SHORT-TERM INVESTMENTS – 1.7%
Repurchase agreement – 1.7%
Repurchase Agreement with State Street
Corp. dated 11-30-17 at 0.340% to be
repurchased at $34,410,325 on
12-1-17, collateralized by $28,805,000
U.S. Treasury Bonds, 3.000% due
5-15-47 (valued at $29,871,361,
including interest) and $5,230,000
U.S. Treasury Inflation Indexed
Bonds, 0.875% due 2-15-47 (valued at
$5,229,362, including interest)	$34,410,000	34,410,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $34,410,000)		$34,410,000
Total Investments (U.S. Strategic Equity Allocation Fund)
(Cost $1,724,032,419) – 101.2%		$2,009,394,414
Other assets and liabilities, net – (1.2%)		(23,475,549)
TOTAL NET ASSETS – 100.0%		$1,985,918,865

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 11-30-17. The value of securities on loan amounted to $19,220,795.
(C)	Security is valued using significant unobservable inputs.
(D)	The rate shown is the annualized seven-day yield as of 11-30-17.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

John Hancock Funds II
Portfolio of Investments — November 30, 2017 (unaudited) (showing percentage of total net assets)

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
Russell 2000 Mini Index Futures	63	Long	Dec 2017	$4,718,336	$4,868,640	$150,304
S&P 500 Index E-Mini Futures	215	Long	Dec 2017	27,581,862	28,464,925	883,063
S&P Mid 400 Index E-Mini Futures	10	Long	Dec 2017	1,858,478	1,900,000	41,522
						$1,074,889

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

OTC is an abbreviation for over-the-counter. See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

The following funds had the following country composition as a percentage of net assets, unless otherwise indicated, on 11-30-17:

High Yield Fund
United States	78.9%
United Kingdom	4.7%
Canada	4.4%
Cayman Islands	1.8%
France	1.7%
Luxembourg	1.6%
Netherlands	1.4%
Other countries	5.5%
Total	100.0%

Investment Quality Bond Fund (as a
percentage of total investments)
United States	83.5%
Cayman Islands	9.6%
Japan	1.0%
Other countries	5.9%
Total	100.0%

Mid Value Fund
United States	89.7%
Canada	2.7%
Ireland	2.7%
Denmark	1.4%
Bermuda	1.4%
Other countries	2.1%
Total	100.0%

Science & Technology Fund
United States	81.4%
China	4.7%
United Kingdom	3.4%
South Korea	2.0%
Bermuda	1.6%
Switzerland	1.5%
Ireland	1.2%
Germany	1.1%
Other countries	3.1%
Total	100.0%

Strategic Equity Allocation Fund
United States	59.7%
Japan	7.3%
United Kingdom	4.1%
France	3.4%
Germany	3.4%
Canada	3.3%
China	3.0%
Switzerland	2.3%
South Korea	1.5%
Hong Kong	1.4%
Other countries	10.6%
Total	100.0%

Total Return Fund (as a percentage
of total investments)
United States	70.2%
Japan	8.0%
Denmark	5.6%
Cayman Islands	5.3%
Brazil	3.0%
United Kingdom	2.7%
Canada	1.6%
Other countries	3.6%
Total	100.0%

The following funds had the following sector composition as a percentage of net assets on 11-30-17:

Fundamental Global Franchise Fund
Consumer staples	35.2%
Consumer discretionary	23.9%
Information technology	14.5%
Health care	6.6%
Industrials	4.6%
Real estate	3.7%
Financials	2.6%
Short-term investments and other	8.9%
Total	100.0%

Global Real Estate Fund
Retail REITs	18.4%
Office REITs	12.1%
Residential REITs	10.9%
Industrial REITs	10.1%
Diversified REITs	8.9%
Real estate operating companies	8.6%
Diversified real estate activities	8.2%
Specialized REITs	7.6%
Health care REITs	5.6%
Hotel and resort REITs	4.0%
Real estate development	2.2%
IT consulting and other services	1.4%
Hotels, resorts and cruise lines	1.3%
Industrial conglomerates	0.3%
Real estate services	0.1%
Short-term investments and other	0.3%
Total	100.0%

International Growth Stock Fund
Financials	24.8%
Information technology	20.1%
Industrials	16.9%
Consumer staples	12.0%
Consumer discretionary	7.6%
Health care	4.6%
Energy	4.1%
Materials	2.2%
Short-term investments and other	7.7%
Total	100.0%

International Small Cap Fund
Consumer discretionary	24.6%
Industrials	20.1%
Financials	14.1%
Information technology	11.8%
Consumer staples	6.9%
Health care	6.4%
Materials	5.7%
Energy	2.9%
Real estate	2.6%
Short-term investments and other	4.9%
Total	100.0%

International Strategic Equity
Allocation Fund
Financials	23.8%
Industrials	11.9%
Information technology	11.5%
Consumer discretionary	11.1%
Consumer staples	8.6%
Materials	7.4%
Health care	7.0%
Energy	6.1%
Telecommunication services	3.9%
Real estate	3.2%
Utilities	3.0%
Short-term investments and other	2.5%
Total	100.0%

International Value Fund
Financials	19.7%
Health care	15.5%
Energy	15.4%
Information technology	9.6%
Materials	9.5%
Industrials	8.1%
Consumer discretionary	7.7%
Telecommunication services	7.4%
Utilities	2.1%
Consumer staples	1.9%
Short-term investments and other	3.1%
Total	100.0%

John Hancock Funds II
Notes to Portfolio of Investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded funds, held by the funds are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 P.M ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the funds’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the funds’ Pricing Committee, following procedures established by the Board of Trustees. The funds use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the funds’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2017, all investments of Multi-Index Lifestyle Aggressive Portfolio, Multi-Index Lifestyle Balanced Portfolio, Multi-Index Lifestyle Conservative Portfolio, Multi-Index Lifestyle Growth Portfolio, Multi-Index Lifestyle Moderate Portfolio, Real Estate Equity Fund, Real Estate Securities Fund, Small Company Growth Fund and Small Company Value Fund are categorized as Level 1 under the hierarchy described above.

All investments of Short Term Government Income Fund are categorized as Level 2 under the hierarchy described above.

All investments of Core Bond Fund are categorized as Level 2 under the hierarchy described above, except for securities lending collateral and money market funds which are categorized as Level 1.

All investments of Investment Quality Bond Fund are categorized as Level 2 under the hierarchy described above, except for securities lending collateral and futures which are categorized as Level 1.

All investments of Asia Pacific Total Return Bond Fund are categorized as Level 2 under the hierarchy described above, except for futures which are categorized as Level 1.

The following is a summary of the values by input classification of the funds’ investments as of November 30, 2017, by major security category or type:

	Total Value at 11-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Capital Appreciation Fund
Investments in securities:
Assets
Common stocks
Consumer discretionary	$341,246,595	$302,425,767	$38,820,828	—
Consumer staples	76,303,575	76,303,575	—	—
Energy	22,290,607	22,290,607	—	—
Financials	59,031,392	59,031,392	—	—
Health care	173,254,035	173,254,035	—	—
Industrials	115,433,080	115,433,080	—	—
Information technology	941,850,003	881,958,556	59,891,447	—
Materials	25,861,570	25,861,570	—	—
Real estate	24,627,898	24,627,898	—	—
Securities lending collateral	24,800,895	24,800,895	—	—
Short-term investments	14,110,876	14,110,876	—	—
Total investments in securities	$1,818,810,526	$1,720,098,251	$98,712,275	—

Capital Appreciation Value Fund
Investments in securities:
Assets
Common stocks
Consumer discretionary	$210,884,653	$210,530,628	$354,025	—
Consumer staples	140,730,188	124,422,439	16,307,749	—
Energy	20,457,693	15,715,425	4,742,268	—
Financials	146,025,222	140,260,624	5,764,598	—
Health care	302,070,947	302,070,947	—	—
Industrials	104,105,355	93,673,101	10,432,254	—
Information technology	275,665,559	275,665,559	—	—
Materials	20,815,076	11,128,584	9,686,492	—
Real estate	13,187,578	13,187,578	—	—
Utilities	25,765,950	25,765,950	—	—
Preferred securities	64,674,174	64,674,174	—	—
Corporate bonds	383,085,511	—	383,085,511	—
Term loans	27,115,398	—	27,115,398	—
Purchased options	2,223,267	12,963	2,210,304	—
Securities lending collateral	620,645	620,645	—	—
Short-term investments	173,194,291	173,194,291	—	—
Total investments in securities	$1,910,621,507	$1,450,922,908	$459,698,599	—
Derivatives:
Liabilities
Written options	($21,587,029)	($310,465)	($21,276,564)	—

	Total Value at 11-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Fundamental Global Franchise Fund
Investments in securities:
Assets
Common stocks
Belgium	$28,401,841	—	$28,401,841	—
France	26,991,383	—	26,991,383	—
Ireland	8,284,596	—	8,284,596	—
Italy	18,012,502	$18,012,502	—	—
Netherlands	38,934,206	—	38,934,206	—
Switzerland	26,776,905	—	26,776,905	—
United Kingdom	55,531,029	8,638,120	46,892,909	—
United States	235,836,218	235,836,218	—	—
Short-term investments	41,639,115	393,115	41,246,000	—
Total investments in securities	$480,407,795	$262,879,955	$217,527,840	—

Global Bond Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$103,483,273	—	$103,483,273	—
Foreign government obligations	71,023,682	—	71,023,682	—
Corporate bonds	133,139,605	—	133,139,605	—
Municipal bonds	4,060,609	—	4,060,609	—
Term loans	1,089,496	—	1,089,496	—
Collateralized mortgage obligations	52,546,764	—	52,546,764	—
Asset backed securities	20,488,587	—	20,488,587	—
Common stocks	21,972	$21,972	—	—
Preferred securities	371,883	155,310	216,573	—
Escrow shares	464,400	—	464,400	—
Purchased options	143,705	41,177	102,528	—
Short-term investments	26,148,078	—	26,148,078	—
Total investments in securities	$412,982,054	$218,459	$412,763,595	—
Liabilities
Sale commitments outstanding	($18,253,959)	—	($18,253,959)	—
Securities sold short	(233,404)	—	(233,404)	—
Derivatives:
Assets
Futures	$302,179	$302,179	—	—
Forward foreign currency contracts	3,640,775	—	$3,640,775	—
Swap contracts	8,352,765	—	8,352,765	—
Liabilities
Futures	($920,005)	($920,005)	—	—
Forward foreign currency contracts	(5,558,819)	—	($5,558,819)	—
Written options	(131,883)	(1,725)	(130,158)	—
Swap contracts	(2,459,452)	—	(2,450,200)	($9,252)

	Total Value at 11-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Real Estate Fund
Investments in securities:
Assets
Common stocks
Australia	$13,543,432	—	$13,543,432	—
Austria	2,022,236	—	2,022,236	—
Belgium	204,401	—	204,401	—
Canada	6,656,044	$6,656,044	—	—
France	9,931,073	—	9,931,073	—
Germany	9,503,817	—	9,503,817	—
Hong Kong	20,418,461	—	20,418,461	—
Ireland	1,482,019	—	1,482,019	—
Japan	23,694,036	—	23,694,036	—
Malta	5	—	—	$5
Netherlands	2,919,119	2,919,119	—	—
Singapore	7,044,912	—	7,044,912	—
Spain	1,799,273	—	1,799,273	—
Sweden	3,719,255	—	3,719,255	—
Switzerland	1,509,872	—	1,509,872	—
United Kingdom	12,076,584	—	12,076,584	—
United States	122,600,012	122,600,012	—	—
Rights	3,780	—	3,780	—
Securities lending collateral	4,086,885	4,086,885	—	—
Total investments in securities	$243,215,216	$136,262,060	$106,953,151	$5

	Total Value at 11-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Health Sciences Fund
Investments in securities:
Assets
Common stocks
Consumer discretionary	$157,354	—	—	$157,354
Consumer staples	2,533,481	$1,631,257	$902,224	—
Health care	317,637,166	309,594,843	7,490,339	551,984
Preferred securities
Consumer discretionary	351,366	—	—	351,366
Health care	1,488,925	1,488,925	—	—
Information technology	400,275	—	—	400,275
Convertible bonds	537,625	—	537,625	—
Rights	15,600	15,600	—	—
Purchased options	23,700	23,700	—	—
Short-term investments	1,090,561	1,090,561	—	—
Total investments in securities	$324,236,053	$313,844,886	$8,930,188	$1,460,979

High Yield Fund
Investments in securities:
Assets
Foreign government obligations	$5,294,512	—	$5,294,512	—
Corporate bonds	427,974,201	—	425,523,799	$2,450,402
Convertible bonds	5,795,315	—	5,795,315	—
Term loans	12,874,748	—	12,874,748	—
Collateralized mortgage obligations	2,197,455	—	2,197,455	—
Common stocks	9,536,480	—	3,933,928	5,602,552
Preferred securities	6,396,008	$3,267,612	2,775,704	352,692
Escrow certificates	1,134	—	—	1,134
Securities lending collateral	12,000,727	12,000,727	—	—
Short-term investments	5,026,365	5,026,365	—	—
Total investments in securities	$487,096,945	$20,294,704	$458,395,461	$8,406,780
Derivatives:
Assets
Futures	$22,917	$22,917	—	—
Forward foreign currency contracts	27,129	—	$27,129	—
Liabilities
Futures	($66,321)	($66,321)	—	—
Forward foreign currency contracts	(46,212)	—	($46,212)	—

	Total Value at 11-30-17	Level 1 Quoted Price	Level 2 Significant Observable inputs	Level 3 Significant Unobservable inputs
International Growth Stock Fund
Investments in securities:
Assets
Common stocks
Australia	$39,639,906	—	$39,639,906	—
Brazil	52,047,722	$13,292,010	38,755,712	—
Canada	72,165,829	72,165,829	—	—
China	7,397,650	7,397,650	—	—
Denmark	16,457,780	—	16,457,780	—
France	49,144,124	—	49,144,124	—
Germany	89,640,670	—	89,640,670	—
Hong Kong	29,549,441	—	29,549,441	—
Italy	15,568,815	—	15,568,815	—
Japan	44,255,854	—	44,255,854	—
Mexico	16,280,971	16,280,971	—	—
Netherlands	29,329,581	—	29,329,581	—
Singapore	14,754,308	—	14,754,308	—
South Korea	26,384,368	—	26,384,368	—
Spain	14,785,968	—	14,785,968	—
Sweden	17,652,308	—	17,652,308	—
Switzerland	47,583,779	—	47,583,779	—
Taiwan	17,856,614	—	17,856,614	—
Thailand	16,750,928	—	16,750,928	—
Turkey	7,180,410	—	7,180,410	—
United Kingdom	120,019,200	—	120,019,200	—
United States	23,318,054	23,318,054	—	—
Short-term investments	60,661,783	60,661,783	—	—
Total investments in securities	$828,426,063	$193,116,297	$635,309,766	—

	Total Value at 11-30-17	Level 1 Quoted Price	Level 2 Significant Observable inputs	Level 3 Significant Unobservable inputs
International Small Cap Fund
Investments in securities:
Assets
Common stocks
Belgium	$14,464,823	—	$14,464,823	—
Brazil	15,203,822	—	15,203,822	—
Canada	47,610,463	$47,610,463	—	—
China	29,727,583	3,424,813	26,302,770	—
Finland	25,342,583	—	25,342,583	—
Germany	18,915,426	—	18,915,426	—
Hong Kong	24,328,454	—	24,328,454	—
India	12,110,644	—	12,110,644	—
Italy	32,847,772	—	32,847,772	—
Japan	126,193,756	—	126,193,756	—
Luxembourg	15,321,305	—	15,321,305	—
Netherlands	28,828,092	—	28,828,092	—
Norway	8,720,799	—	8,720,799	—
Philippines	2,993,191	—	2,993,191	—
Poland	5,369,345	—	5,369,345	—
Singapore	644,669	—	—	$644,669
South Korea	23,165,116	—	23,165,116	—
Spain	7,768,216	—	7,768,216	—
Sweden	24,122,261	—	24,122,261	—
Switzerland	27,117,382	6,039,158	21,078,224	—
Taiwan	29,800,711	—	29,800,711	—
Turkey	2,854,912	—	2,854,912	—
United Kingdom	59,251,871	6,399,967	52,851,904	—
Preferred securities	4,200,103	—	4,200,103	—
Exchange-traded funds	9,453,932	9,453,932	—	—
Securities lending collateral	35,667,756	35,667,756	—	—
Short-term investments	29,600,000	—	29,600,000	—
Total investments in securities	$661,624,987	$108,596,089	$552,384,229	$644,669

	Total Value at 11-30-17	Level 1 Quoted Price	Level 2 Significant Observable inputs	Level 3 Significant Unobservable inputs
International Strategic Equity Allocation Fund
Investments in securities:
Assets
Common stocks
Australia	$56,968,850	—	$56,968,850	—
Austria	3,923,719	—	3,923,719	—
Belgium	18,447,288	—	18,447,288	—
Brazil	20,030,400	—	20,030,400	—
Canada	164,314,302	$164,314,302	—	—
Chile	20,348,340	—	20,348,340	—
China	150,240,101	43,451,828	106,788,273	—
Colombia	1,768,764	1,768,764	—	—
Czech Republic	698,860	—	698,860	—
Denmark	26,030,371	—	26,030,371	—
Finland	13,191,931	—	13,191,931	—
France	171,340,262	—	171,340,262	—
Germany	160,326,614	—	160,326,614	—
Hong Kong	71,531,394	663,194	70,868,200	—
Hungary	1,645,007	—	1,645,007	—
Indonesia	9,696,501	—	9,696,501	—
Ireland	10,962,869	665,946	10,296,923	—
Israel	2,923,135	916,400	2,006,735	—
Italy	29,708,563	—	29,708,563	—
Japan	368,072,330	—	368,072,330	—
Jersey, Channel Islands	725,243	—	725,243	—
Jordan	173,085	—	173,085	—
Luxembourg	5,099,305	—	5,099,305	—
Macau	1,933,651	—	1,933,651	—
Malaysia	10,806,020	—	10,806,020	—
Malta	27,452	—	27,452	—
Mexico	13,670,700	13,344,696	326,004	—
Netherlands	42,475,749	1,757,560	40,718,189	—
New Zealand	2,129,986	—	2,129,986	—
Norway	16,334,849	—	16,334,849	—
Peru	1,454,102	1,454,102	—	—
Philippines	4,639,402	—	4,639,402	—
Poland	2,914,976	—	2,914,976	—
Portugal	2,319,145	—	2,319,145	—
Romania	2,848,569	—	2,848,569	—
Singapore	31,593,724	—	31,593,724	—
South Africa	9,515,289	—	9,515,289	—
South Korea	69,724,017	—	69,551,389	$172,628
Spain	18,668,656	—	18,668,656	—
Sweden	37,579,494	—	37,579,494	—
Switzerland	102,351,790	—	102,351,790	—
Taiwan	60,423,595	—	60,423,595	—
Thailand	6,352,201	—	6,352,201	—
Turkey	3,080,263	—	3,080,263	—
United Kingdom	190,745,722	—	190,745,722	—
United States	1,732,641	672,524	1,060,117	—
Preferred securities
Brazil	10,870,029	—	10,870,029	—
Chile	2,444,375	—	2,444,375	—
Colombia	915,259	915,259	—	—
Germany	10,423,894	—	10,423,894	—
South Korea	4,092,742	—	4,092,742	—
Exchange-traded funds	54,612,500	54,612,500	—	—
Rights	3,033	3,033	—	—
Securities lending collateral	76,618,112	76,618,112	—	—
Short-term investments	40,623,936	—	40,623,936	—
Total investments in securities	$2,142,093,107	$361,158,220	$1,780,762,259	$172,628
Derivatives:
Assets
Futures	$1,496,458	$1,496,458	—	—
Liabilities
Futures	($84,603)	($84,603)	—	—

	Total Value at 11-30-17	Level 1 Quoted Price	Level 2 Significant Observable inputs	Level 3 Significant Unobservable inputs
International Value Fund
Investments in securities:
Assets
Common stocks
Canada	$95,147,427	$95,147,427	—	—
China	104,622,705	46,808,858	$57,813,847	—
France	88,034,542	—	88,034,542	—
Germany	80,622,390	—	80,622,390	—
Hong Kong	40,027,207	—	40,027,207	—
India	11,871,799	—	11,871,799	—
Ireland	11,123,415	—	11,123,415	—
Israel	19,112,895	19,112,895	—	—
Italy	18,534,280	—	18,534,280	—
Japan	143,593,024	—	143,593,024	—
Luxembourg	18,961,950	—	18,961,950	—
Netherlands	102,716,059	—	102,716,059	—
Norway	9,554,807	—	9,554,807	—
Singapore	28,351,424	182,200	28,169,224	—
South Korea	111,886,412	17,366,400	94,520,012	—
Sweden	10,256,935	—	10,256,935	—
Switzerland	42,151,843	—	42,151,843	—
Taiwan	26,228,453	—	26,228,453	—
Thailand	26,408,591	—	26,408,591	—
United Kingdom	183,021,053	—	183,021,053	—
United States	2,282,857	2,282,857	—	—
Rights	27,950	—	27,950	—
Securities lending collateral	25,071,017	25,071,017	—	—
Short-term investments	34,500,000	—	34,500,000	—
Total investments in securities	$1,234,109,035	$205,971,654	$1,028,137,381	—

	Total Value at 11-30-17	Level 1 Quoted Price	Level 2 Significant Observable inputs	Level 3 Significant Unobservable inputs
Mid Cap Stock Fund
Investments in securities:
Assets
Common stocks
Consumer discretionary	$246,231,374	$244,731,587	—	$1,499,787
Consumer staples	51,317,794	51,317,794	—	—
Energy	22,058,292	22,058,292	—	—
Financials	43,696,314	43,696,314	—	—
Health care	278,579,126	256,199,134	$22,379,992	—
Industrials	203,381,824	203,381,824	—	—
Information technology	552,717,084	549,252,949	—	3,464,135
Materials	50,837,149	50,837,149	—	—
Real estate	780,155	—	—	780,155
Preferred securities
Consumer discretionary	17,740,165	—	—	17,740,165
Information technology	85,624,907	—	—	85,624,907
Real estate	28,345,231	—	9,295,368	19,049,863
Warrants	715,981	715,981	—	—
Securities lending collateral	89,920,868	89,920,868	—	—
Short-term investments	53,300,000	—	53,300,000	—
Total investments in securities	$1,725,246,264	$1,512,111,892	$84,975,360	$128,159,012

	Total Value at 11-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mid Value Fund
Investments in securities:
Assets
Common stocks
Consumer discretionary	$91,275,091	$91,275,091	—	—
Consumer staples	138,066,978	118,434,700	$19,632,278	—
Energy	131,951,624	131,951,624	—	—
Financials	292,657,815	283,052,066	9,605,749	—
Health care	181,441,471	181,441,471	—	—
Industrials	133,435,319	128,473,907	4,961,412	—
Information technology	38,878,525	38,878,525	—	—
Materials	113,744,656	113,744,656	—	—
Real estate	100,595,065	100,595,065	—	—
Telecommunication services	4,437,489	4,437,489	—	—
Utilities	74,039,548	74,039,548	—	—
Securities lending collateral	34,879,392	34,879,392	—	—
Short-term investments	114,981,685	114,981,685	—	—
Total investments in securities	$1,450,384,658	$1,416,185,219	$34,199,439	—

Real Return Bond Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$1,513,601,506	—	$1,513,601,506	—
Foreign government obligations	44,979,156	—	44,979,156	—
Corporate bonds	56,040,338	—	56,040,338	—
Municipal bonds	579,306	—	579,306	—
Term loans	595,500	—	595,500	—
Collateralized mortgage obligations	16,607,311	—	16,607,311	—
Asset backed securities	33,978,494	—	33,978,494	—
Common stocks	6,174	$6,174	—	—
Purchased options	504,818	65,431	439,387	—
Short-term investments	21,479,822	—	21,479,822	—
Total investments in securities	$1,688,372,425	$71,605	$1,688,300,820	—
Liabilities
Sale commitments outstanding	($105,808,128)	—	($105,808,128)	—
Derivatives:
Assets
Futures	$435,282	$435,282	—	—
Forward foreign currency contracts	1,044,031	—	$1,044,031	—
Swap contracts	5,295,880	—	5,295,880	—
Liabilities
Futures	($376,106)	($376,106)	—	—
Forward foreign currency contracts	(2,530,819)	—	($2,530,819)	—
Written options	(259,763)	(96,701)	(163,062)	—
Swap contracts	(4,880,506)	—	(4,880,506)	—

	Total Value at 11-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Science & Technology Fund
Investments in securities:
Assets
Common stocks
Consumer discretionary	$44,667,177	$42,875,796	$1,705,030	$86,351
Health care	15,460,376	11,537,617	3,922,759	—
Industrials	5,616,497	5,616,497	—	—
Information technology	189,027,173	172,957,001	16,070,172	—
Materials	1,446,396	1,446,396	—	—
Real estate	650,286	650,286	—	—
Telecommunication services	840,404	—	840,404	—
Preferred securities	3,605,776	—	—	3,605,776
Exchange-traded funds	7,314,264	7,314,264	—	—
Corporate bonds	736,997	—	736,997	—
Securities lending collateral	7,776,098	7,776,098	—	—
Short-term investments	20,894,584	15,741,584	5,153,000
Total investments in securities	$298,036,028	$265,915,539	$28,428,362	$3,692,127

Small Cap Growth Fund
Investments in securities:
Assets
Common stocks
Consumer discretionary	$34,079,151	$34,079,151	—	—
Consumer staples	9,999,164	9,999,164	—	—
Energy	3,587,982	3,587,982	—	—
Financials	17,528,703	17,528,703	—	—
Health care	47,824,090	47,824,090	—	—
Industrials	31,752,845	31,752,845	—	—
Information technology	70,219,513	69,984,708	—	$234,805
Materials	7,034,070	7,034,070	—	—
Real estate	9,555,008	9,555,008	—	—
Preferred securities	2,203,654	—	—	2,203,654
Exchange-traded funds	6,264,079	6,264,079	—	—
Securities lending collateral	16,362,965	16,362,965	—	—
Short-term investments	800,000	—	$800,000	—
Total investments in securities	$257,211,224	$253,972,765	$800,000	$2,438,459

	Total Value at 11-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Strategic Equity Allocation Fund
Investments in securities:
Assets
Common stocks
Consumer discretionary	$923,925,260	$614,171,194	$309,751,129	$2,937
Consumer staples	620,627,459	371,356,012	249,000,475	270,972
Energy	433,587,332	298,188,351	135,398,981	—
Financials	1,344,909,136	795,202,658	549,706,478	—
Health care	764,655,977	544,327,891	220,247,121	80,965
Industrials	700,802,952	349,406,601	351,396,351	—
Information technology	1,513,219,417	1,217,451,995	295,736,150	31,272
Materials	429,158,709	232,092,379	197,066,330	—
Real estate	259,199,720	163,392,723	95,554,157	252,840
Telecommunication services	195,758,331	81,959,608	113,798,723	—
Utilities	160,281,760	72,096,231	88,185,529	—
Preferred securities
Consumer discretionary	12,092,738	—	12,092,738	—
Consumer staples	5,914,883	—	5,914,883	—
Energy	2,443,807	—	2,443,807	—
Financials	12,444,789	1,356,095	11,088,694	—
Information technology	4,745,703	—	4,745,703	—
Materials	4,741,879	—	4,741,879	—
Telecommunication services	851,388	—	851,388	—
Utilities	530,956	—	530,956	—
Exchange-traded funds	84,430,619	84,430,619	—	—
Rights	19,062	5,271	13,791	—
Warrants	5,083	5,083	—	—
Securities lending collateral	70,606,074	70,606,074	—	—
Short-term investments	157,820,597	—	157,820,597	—
Total investments in securities	$7,702,773,631	$4,896,048,785	$2,806,085,860	$638,986
Derivatives:
Assets
Futures	$4,496,778	$4,496,778	—	—
Forward foreign currency contracts	363,511	—	$363,511	—
Liabilities
Futures	($116,689)	($116,689)	—	—

	Total Value at 11-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Return Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$1,505,944,481	—	$1,505,944,481	—
Foreign government obligations	36,889,540	—	36,889,540	—
Corporate bonds	909,780,197	—	909,780,197	—
Municipal bonds	12,312,299	—	12,312,299	—
Collateralized mortgage obligations	238,774,778	—	238,774,778	—
Asset backed securities	348,774,364	—	348,774,364	—
Preferred securities	6,900,000	—	6,900,000	—
Purchased options	569,370	$188,178	381,192	—
Short-term investments	478,954,676	—	478,954,676	—
Total investments in securities	$3,538,899,705	$188,178	$3,538,711,527	—
Liabilities
Sale commitments outstanding	($47,574,872)	—	($47,574,872)	—
Derivatives:
Assets
Futures	$1,507,853	$1,507,853	—	—
Forward foreign currency contracts	9,030,879	—	$9,030,879	—
Swap contracts	4,390,137	—	4,390,137	—
Liabilities
Futures	($7,648,422)	($7,648,422)	—	—
Forward foreign currency contracts	(21,560,889)	—	($21,560,889)	—
Written options	(504,657)	—	(504,657)	—
Swap contracts	(3,115,604)	—	(3,115,604)	—

	Total Value at 11-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. High Yield Bond Fund
Investments in securities:
Assets
Corporate bonds	$276,861,624	—	$276,861,624	—
Convertible bonds	2,680,688	—	2,680,688	—
Term loans	8,231,345	—	8,231,345	—
Common stocks	152,526	$152,526	—	—
Rights	165,065	—	165,065	—
Securities lending collateral	6,527,651	6,527,651	—	—
Short-term investments	10,645,874	10,645,874	—	—
Total investments in securities	$305,264,773	$17,326,051	$287,938,722	—

U.S. Strategic Equity Allocation Fund
Investments in securities:
Assets
Common stocks
Consumer discretionary	$260,058,338	$260,048,787	$8,403	$1,148
Consumer staples	157,627,054	157,627,054	—	—
Energy	107,798,682	107,798,682	—	—
Financials	306,095,495	306,095,495	—	—
Health care	239,491,859	239,491,859	—	—
Industrials	146,802,464	146,802,464	—	—
Information technology	512,344,727	512,344,727	—	—
Materials	90,526,536	90,526,536	—	—
Real estate	72,724,253	72,724,253	—	—
Telecommunication services	31,689,842	31,689,842	—	—
Utilities	30,176,315	30,176,315	—	—
Securities lending collateral	19,648,849	19,648,849	—	—
Short-term investments	34,410,000	—	34,410,000	—
Total investments in securities	$2,009,394,414	$1,974,974,863	$34,418,403	$1,148
Derivatives:
Assets
Futures	$1,074,889	$1,074,889	—	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.

High Yield Fund	Corporate bonds	Term loans	Common stocks	Preferred securities	Escrow certificates	Total
Balance as of 8-31-17	$2,392,473	$438,311	$4,128,515	$352,692	$1,134	$7,313,125
Realized gain (loss)	-	6,509	(7,081,885)	-	-	(7,075,376)
Change in unrealized appreciation (depreciation)	(25,920)	(2,081)	8,585,927	-	-	8,557,926
Purchases	83,849	-	-	-	-	83,849
Sales	-	(442,739)	(30,005)	-	-	(472,744)
Transfers into Level 3	-	-	-	-	-	-
Transfers out of Level 3	-	-	-	-	-	-
Balance as of 11-30-17	$2,450,402	-	$5,602,552	$352,692	$1,134	$8,406,780
Change in unrealized at period end*	($25,920)	-	$1,519,596	-	-	$1,493,676

Mid Cap Stock Fund	Common stocks	Preferred securities	Total
Balance as of 8-31-17	$7,712,625	$119,209,438	$126,922,063
Realized gain (loss)	727,906	-	727,906
Change in unrealized appreciation (depreciation)	(1,330,172)	3,205,497	1,875,325
Purchases	-	-	-
Sales	(1,366,282)	-	(1,366,282)
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of 11-30-17	$5,744,077	$122,414,935	$128,159,012
Change in unrealized at period end*	($1,330,172)	$3,205,497	$1,875,325

Science & Technology Fund	Common stocks	Preferred securities	Total
Balance as of 8-31-17	$86,351	$3,555,106	$3,641,457
Realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)	-	50,670	50,670
Purchases	-	-	-
Sales	-	-	-
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of 11-30-17	$86,351	$3,605,776	$3,692,127
Change in unrealized at period end*	-	$50,670	$50,670

Small Cap Growth Fund	Common stocks	Preferred securities	Total
Balance as of 8-31-17	$234,805	$1,981,963	$2,216,768
Realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)	-	221,691	221,691
Purchases	-	-	-
Sales	-	-	-
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of 11-30-17	$234,805	$2,203,654	$2,438,459
Change in unrealized at period end*	-	$221,691	$221,691

* Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the funds’ Level 3 securities are outlined in the table below:

High Yield Fund
	Fair Value at 11-30-17	Valuation Technique	Significant Unobservable Inputs	Input/ Range

Common Stocks	$5,602,552	Market Approach	EV/EBITDA multiple Discount	8.41x - 15.66x (weighted average 10.13x) 17.5% - 25% (weighted average 23.4%)
Preferred Securities	$352,692	Market Approach	Estimated liquidation value	$0.01
Escrow Certificates	$1,134	Market Approach	Estimated liquidation value	$0.03
Corporate Bonds	$2,450,402	Market Approach	Yield	852bps

Total	$8,406,780

Mid Cap Stock Fund
	Fair Value at 11-30-17	Valuation Technique	Significant Unobservable Inputs	Input/ Range

Common Stocks	$4,102,157	Market Approach	Prior / recent transactions	$1.55 - $51.81 (weighted average $11.11)
	$1,499,787	Market Approach	EV to revenue multiple Discount	2.93x - 3.70x (weighted average 3.20x) 17.5%
	$142,132	Market Approach	Expected future value Discount	$0.24 20%
$5,744,076
			EV to revenue multiple	2.81x - 5.53x (weighted average 3.81x)
Preferred Securities	$8,158,350	Market Approach	Discount	17.5% - 25% (weighted average 22.26%)
			Allocated using OPM - Volatility	45% - 50% (weighted average 48.17%)
	$27,836,553	Market Approach	EV to revenue multiple Discount	1.28x - 7.35x (weighted average 5.12x) 10% - 25.0% (weighted average 16.41%)
	$55,412,285	Market Approach	Prior / recent transactions / Discount	$48.77 15%
	132,441.00	Market Approach	Expected future value Discount	$0.45 44.4%
	$11,825,444	Market Approach	EV to revenue Discount	9.36x 17.5%
	$19,049,863	Market Approach	Prior / recent transactions	$51.81
$122,414,936

Total	$128,159,012

Science & Technology Fund
	Fair Value at 11-30-17	Valuation Technique	Significant Unobservable Inputs	Input/ Range

Common Stocks	$86,351	Market Approach	Prior / recent transactions	$88.11
Preferred Securities	$1,793,941	Market Approach	EV to revenue multiple Discount	4.78x 17.5%
	$1,811,835	Market Approach	Prior / recent transactions	$50.93 - $119.76 (weighted average $84.15)
	$3,605,776

Total	$3,692,127

Small Cap Growth Fund
	Fair Value at 11-30-17	Valuation Technique	Significant Unobservable Inputs	Input/ Range

Common Stocks	$234,805	Market Approach	Prior / recent transactions	$1.55
Preferred Securities	$1,466,662	Market Approach	EV to revenue multiple Discount	2.93x - 7.28x (weighted average 5.86x) 10% - 25% (weighted average 14.9%)
	$736,992	Market Approach	EV to revenue multiple Discount Allocated using OPM - Volatility	2.81x 25% 50%
	$2,203,654

Total	$2,438,459

A change to unobservable inputs of a fund's Level 3 securities may result in changes to the fair value measurement, as follows :

Significant Unobservable Input	Impact to Valuation if input increases	Impact to Valuation if input decreases
Allocated using Options Pricing Method (OPM) - Volatility	Variable	Variable
Discount	Decrease	Increase
Enterprise value to earnings before interest, taxes, depreciation and amortization (“EV/EBITDA”) multiple	Increase	Decrease
Enterprise value (“EV”) to revenue multiple	Increase	Decrease
Expected future value	Increase	Decrease
Estimated liquidation value	Increase	Decrease
Prior/recent transactions	Increase	Decrease
Yield	Decrease	Increase

Repurchase agreements. The funds may enter into repurchase agreements. When a fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by a fund for repurchase agreements is disclosed in the Portfolio of Investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

When-issued/delayed-delivery securities. The funds may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the fund’s NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.

Term loans (Floating rate loans). The funds may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, risk associated with extended settlement, and the risks of being a lender. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

At November 30, 2017, Capital Appreciation Value Fund had $34,612 in unfunded loan commitments outstanding.

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Payment-in-kind bonds. The funds may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. The funds accrue income on these securities and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the funds may need to sell other investments to make distributions.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the funds may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the funds may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Derivative instruments. Certain funds may invest in derivatives in order to meet their investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

The following table details how the funds used futures contracts during the period ended November 30, 2017:

Fund	Reason
Asia Pacific Total Return Bond Fund	To manage against anticipated interest rate changes and manage duration of the fund
Global Bond Fund	To gain exposure to foreign bond markets, gain exposure to treasury markets, maintain diversity of the fund, manage against anticipated interest rate changes, and manage duration of the fund
High Yield Fund	To manage against anticipated interest rate changes
International Strategic Equity Allocation Fund	To maintain diversity of the fund
Investment Quality Bond Fund	To gain exposure to foreign bond markets, gain exposure to treasury markets, manage against anticipated interest rate changes, and manage duration of the fund

Real Return Bond Fund	To gain exposure to foreign bond markets, gain exposure to treasury markets, maintain diversity of the fund, manage against anticipated interest rate changes, and manage duration of the fund
Strategic Equity Allocation Fund	To gain exposure to foreign bond markets, gain exposure to treasury markets, maintain diversity of the fund, manage against anticipated interest rate changes, and manage duration of the fund
Total Return Fund	To gain exposure to foreign bond markets, gain exposure to treasury markets, maintain diversity of the fund, manage against anticipated interest rate changes, and manage duration of the fund
U.S. Strategic Equity Allocation Fund	To gain exposure to foreign bond markets, gain exposure to treasury markets, maintain diversity of the fund, manage against anticipated interest rate changes, and manage duration of the fund

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor a fund thereby reducing the fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following table details how the funds used forward foreign currency contracts during the period ended November 30, 2017:

Fund	Reason
Asia Pacific Total Return Bond Fund	To manage against anticipated changes in currency exchange rates
Global Bond Fund	To manage against anticipated changes in currency exchange rates, manage currency exposure, and to maintain diversity of the fund
High Yield Fund	To manage against anticipated changes in currency exchange rates
Investment Quality Bond Fund	To manage against anticipated changes in currency exchange rates and manage currency exposure
Real Return Bond Fund	To manage against anticipated changes in currency exchange rates, manage currency exposure, and to maintain diversity of the fund
Strategic Equity Allocation Fund	To manage against anticipated changes in currency exchange rates, manage currency exposure, and to maintain diversity of the fund
Total Return Fund	To manage against anticipated changes in currency exchange rates, manage currency exposure, and to maintain diversity of the fund

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase a fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease a fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When a fund purchases an option, the premium paid by the fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. When a fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

The following table details how the funds used purchased options during the period ended November 30, 2017:

Fund	Reason
Capital Appreciation Value Fund	To manage against anticipated changes in securities markets
Global Bond Fund	To manage duration of the fund, manage against anticipated changes in interest rates and currency exchange rates, maintain diversity of the fund, and gain exposure to foreign currencies
Health Sciences Fund	To maintain diversity of the fund
Real Return Bond Fund	To maintain diversity of the fund
Total Return Fund	To maintain diversity of the fund

The following table details how the funds used written option contracts during the period ended November 30, 2017:

Fund	Reason
Capital Appreciation Value Fund	To manage against anticipated changes in securities markets
Global Bond Fund	To manage against anticipated changes in currency exchange rates, manage against anticipated interest rate changes, gain exposure to foreign currencies, and maintain diversity of the fund
Real Return Bond Fund	To manage against anticipated changes in currency exchange rates, manage against anticipated interest rate changes, gain exposure to foreign currencies, manage duration of the fund, gain exposure to treasury markets, and maintain diversity of the fund
Total Return Fund	To manage against anticipated changes in currency exchange rates, manage against anticipated interest rate changes, gain exposure to foreign currencies, manage duration of the fund, and maintain diversity of the fund

Swaps. Swap agreements are agreements between a fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the funds are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or a fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. A fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between a fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

The following table details how the funds used interest rate swap contracts during the period ended November 30, 2017:

Fund	Reason
Global Bond Fund	To manage against anticipated interest rate changes, manage duration of the fund, and as a substitute for securities purchased
Investment Quality Bond Fund	To manage against anticipated interest rate changes, to express a view on the differential between rates in two different markets, and to express a view on inflation expectations
Real Return Bond Fund	To manage against anticipated interest rate changes, manage duration of the fund, and as a substitute for securities purchased
Total Return Fund	To manage against anticipated interest rate changes, manage duration of the fund, and as a substitute for securities purchased

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The funds may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the funds may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Credit default swaps — Buyer

The following table details how the funds used credit default swap contracts as Buyer of protection during the period ended November 30, 2017:

Fund	Reason
Global Bond Fund	To manage against potential credit events, gain exposure to a credit index, and as a substitute for securities purchased
Investment Quality Bond Fund	To manage against potential credit events
Real Return Bond Fund	To manage against potential credit events, gain exposure to a credit index, and as a substitute for securities purchased

Credit default swaps – Seller

Implied credit spreads are utilized in determining the market value of CDS agreements in which a fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The following table details how the funds used credit default swap contracts as Seller of protection during the period ended November 30, 2017:

Fund	Reason
Global Bond Fund	To take a long position in the exposure of the benchmark credit, gain exposure to a credit index, and as a substitute for securities purchased
Investment Quality Bond Fund	To take a long position in the exposure of the benchmark credit, gain exposure to a credit index, and as a substitute for securities purchased
Real Return Bond Fund	To take a long position in the exposure of the benchmark credit, gain exposure to a credit index, and as a substitute for securities purchased
Total Return Fund	To take a long position in the exposure of the benchmark credit, gain exposure to a credit index, and as a substitute for securities purchased

Currency swaps. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

The following table details how the funds used currency swap contracts during the period ended November 30, 2017:

Fund	Reason
Global Bond Fund	To manage against anticipated currency exchange rate changes, maintain diversity of the fund, and as a substitute for securities purchased

Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

The following table details how the funds used inflation swap contracts during the period ended November 30, 2017:

Fund	Reason
Real Return Bond Fund	To take a position on current versus future inflation expectations

Total return swaps. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. The fund may enter into total return swaps in which it may act as either the Buyer of the Seller.

The following table details how the funds used total return swap swap contracts during the period ended November 30, 2017:

Fund	Reason
Real Return Bond Fund	To gain exposure to treasury markets and as a substitute for securities purchased

Volatility swaps. Volatility swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the price variance is less than the strike price. As a payer of the realized price variance, the fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price. Payments on volatility swaps will be greater if they are based upon the mathematical square of volatility (which is referred to as “variance”). This type of volatility swap is referred to as a variance swap.

The following table details how the funds used volatility swap contracts during the period ended November 30, 2017:

Fund	Reason
Global Bond Fund	To gain direct exposure to the volatility of an asset

Investment in affiliated underlying portfolios. John Hancock Multi-Index Lifestyle Portfolios (the portfolios) invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying funds’ net assets.

Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
								Change in
					Income	Capital gain		unrealized
	Beginning	Shares		Ending share	distributions	distributions	Realized gain	appreciation
Fund	share amount	purchased	Shares sold	amount	received	received	(loss)	(depreciation)	Ending value
Multi-Index Lifestyle Aggressive Portfolio
Strategic Equity Allocation	11,751,624	943,417	(75,247)	12,619,794	-	-	$28,692	$10,962,815	$187,908,729

Multi-Index Lifestyle Balanced Portfolio
Strategic Equity Allocation	20,403,818	950,337	(94,240)	21,259,915	-	-	$45,809	$18,711,733	$316,560,134

Multi-Index Lifestyle Conservative Portfolio
Strategic Equity Allocation	1,140,612	101,958	(58,764)	1,183,806	-	-	$77,527	$976,737	$17,626,868

Multi-Index Lifestyle Growth Portfolio
Strategic Equity Allocation	23,212,450	1,442,132	(76,239)	24,578,343	-	-	$28,537	$21,547,605	$365,971,524

Multi-Index Lifestyle Moderate Portfolio
Strategic Equity Allocation	3,728,451	345,938	(124,207)	3,950,182	-	-	$78,482	$3,364,881	$58,818,208

Direct placement securities. The funds may hold private placement securities which are restricted as to resale and the funds have limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at November 30, 2017:

				Beginning		Value as a
		Original	Acquisition	share	Ending share	percentage of
Fund	Issuer, Description	acquisition date	cost	amount	amount	fund's net assets		Value as of 11-30-17
Health Sciences Fund	Acerta Pharma BV, Class B	2/8/2016	$146,475	4,892,850	4,892,850	0.1%		$412,957
Health Sciences Fund	Doximity, Inc.	4/10/2014	307,268	63,738	63,738	0.1%		400,275
Health Sciences Fund	Jand, Inc., Class A	4/23/2015	194,538	16,938	16,938	0.0%	*	157,354
Health Sciences Fund	Jand, Inc., Series D	4/23/2015	434,397	37,822	37,822	0.1%		351,366
								$1,321,952

Mid Cap Stock Fund	Coupang LLC	11/20/2014	7,607,320	2,300,670	2,300,670	0.7%		$11,825,444
Mid Cap Stock Fund	DraftKings, Inc.	12/4/2014	3,259,192	2,143,227	2,143,227	0.2%		3,322,002
Mid Cap Stock Fund	Dropbox, Inc., Series C	1/28/2014	299,400	20,535	20,535	0.0%	*	248,884
Mid Cap Stock Fund	Essence Group Holdings Corp.	5/1/2014	5,083,384	2,958,957	2,958,957	0.4%		6,006,683
Mid Cap Stock Fund	Jand, Inc., Class A	4/23/2015	635,744	57,523	57,523	0.0%	*	534,389
Mid Cap Stock Fund	Jand, Inc., Series D	4/23/2015	1,419,614	128,449	128,449	0.1%		1,193,291
Mid Cap Stock Fund	Lookout, Inc., Series F	7/31/2014	4,276,874	392,767	392,767	0.2%		2,985,029
Mid Cap Stock Fund	MarkLogic Corp., Series F	4/27/2015	5,713,656	507,686	507,686	0.3%		5,173,320
Mid Cap Stock Fund	Pinterest, Inc., Series G	3/16/2015	6,593,991	960,835	960,835	0.5%		7,398,430
Mid Cap Stock Fund	The Honest Company, Inc. (Common)	8/20/2014	1,699,979	60,870	60,870	0.1%		965,398
Mid Cap Stock Fund	The Honest Company, Inc. (Preferred)	8/20/2014	3,966,620	142,030	142,030	0.3%		4,588,989
Mid Cap Stock Fund	Uber Technologies, Inc.	6/5/2014	29,950,871	1,336,524	1,336,524	3.4%		55,412,285
Mid Cap Stock Fund	WeWork Companies, Inc., Class A	12/8/2014	250,733	41,429	15,058	0.0%	*	780,155
	Sold: 26,371 shares
Mid Cap Stock Fund	WeWork Companies, Inc., Series D1	12/8/2014	4,418,925	205,905	205,905	0.6%		10,667,938
Mid Cap Stock Fund	WeWork Companies, Inc., Series D2	12/8/2014	3,472,011	161,782	161,782	0.5%		8,381,925
Mid Cap Stock Fund	Zuora, Inc., Series F	1/15/2015	6,216,996	1,640,679	1,640,679	0.5%		8,400,276
								$127,884,438

Science & Technology Fund	Airbnb, Inc., Series E	7/14/2015	$1,526,562	16,398	16,398	0.6%		$1,793,941
Science & Technology Fund	Flipkart, Ltd.	3/19/2015	111,720	980	980	0.0%	*	86,351
Science & Technology Fund	Flipkart, Ltd., Series A	3/19/2015	38,076	334	334	0.0%	*	29,430
Science & Technology Fund	Flipkart, Ltd., Series C	3/19/2015	67,260	590	590	0.0%	*	51,987
Science & Technology Fund	Flipkart, Ltd., Series E	3/19/2015	125,058	1,097	1,097	0.0%	*	96,661
Science & Technology Fund	Flipkart, Ltd., Series G	12/17/2014	778,200	6,498	6,498	0.3%		778,200
Science & Technology Fund	Xiaoju Kuaizhi, Inc.	10/19/2015	460,705	16,798	16,798	0.3%		855,557
								$3,692,127

Small Cap Growth Fund	DraftKings, Inc.	7/13/2015	$571,817	151,487	151,487	0.1%		$234,805
Small Cap Growth Fund	MarkLogic Corp., Series F	4/27/2015	839,997	72,325	72,325	0.3%		736,992
Small Cap Growth Fund	The Honest Company, Inc., Series D	8/3/2015	585,435	12,795	12,795	0.2%		478,533
Small Cap Growth Fund	Zuora, Inc., Series F	1/15/2015	733,242	192,994	192,994	0.4%		988,129
								$2,438,459

* Less than 0.05%

For additional information on the funds’ significant accounting policies, please refer to the funds’ most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II

/s/ Andrew Arnott
Andrew Arnott
President

Date: January 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President

Date: January 17, 2018

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: January 17, 2018